 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
---------------------------------------------------------
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

Date of fiscal year end: 8/31

Date of reporting period: 2/28/18

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared nineteen semiannual reports to shareholders for the period ended February 28, 2018. The first report applies to the Alternative Asset Allocation Fund, the second report applies to the Blue Chip Growth Fund, the third report applies to the Emerging Markets Fund, the fourth report applies to the Emerging Markets Debt Fund, the fifth report applies to the Equity Income Fund, the sixth report applies to the Fundamental Global Franchise, the seventh applies to the Floating Rate Income Fund, the eighth report applies to the Global Equity Fund, the ninth report applies to the Income Allocation Fund, the tenth report applies to the International Small Company Fund, the eleventh report applies to the Natural Resources Fund, the twelfth report applies to the New Opportunities Fund, the thirteenth report applies to the Redwood Fund, the fourteenth report applies to the Small Cap Value Fund, the fifteenth report applies to the Spectrum Income Fund, the sixteenth report applies to the Strategic Income Opportunities Fund, the seventeenth report applies to the U.S. Growth Fund, the eighteenth report applies to the 23 Underlying Main Funds, and the nineteenth report applies to the 9 Underlying Bond Funds of the Registrant.

John Hancock

Alternative Asset Allocation Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Markets around the world experienced a meaningful rise in volatility in the last few weeks of the reporting period. Stocks declined as investors reacted to higher interest rates and rising inflation, even if that inflation was rising from historically low levels. While many in the asset management community see the sell-off as an overdue correction, it's likely the era of extremely low volatility is behind us for the time being.

Ultimately, the asset prices of stocks and corporate bonds are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report as 2017 came to a close. In the United States, unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. In step with these signals of domestic economic strength, synchronized global growth continued to gain momentum, which has contributed to favorable corporate earnings across the world's developed and emerging markets. For fixed-income markets, recent volatility is likely representative of the balancing act investors will face in the year ahead: Continued solid economic growth will lead to a continued normalizing of monetary policy, meaning higher borrowing costs and greater headwinds for interest-rate-sensitive securities.

While markets delivered positive results for the overall period, it's important for investors to be cognizant of the downside risks. Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies investing in any market cycle.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
19	Financial highlights
25	Notes to financial statements
35	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies including four principal strategies: equity hedge, event driven, macro/managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Improving economic conditions had diverse effects on the financial markets

Stocks and commodities responded well to the acceleration of growth, but bonds and other interest-rate-sensitive investments lagged.

The fund underperformed its benchmark

The fund produced a positive absolute return, but it fell short of the HFRX Global Hedge Fund Index.

Mixed results for the fund's underlying investments

The fund benefited from its allocations to commodity-related stocks and alternative equity strategies, but its positions in bonds, real estate investment trusts, and certain absolute-return strategies detracted.

ASSET ALLOCATION AS OF 2/28/18 (%)

Affiliated investment companies	86.4
Alternative investment approaches	46.9
Absolute return strategies	22.4
Alternative markets	12.9
Other affiliated investments	4.2
Unaffiliated investment companies	12.3
Alternative markets	6.7
Absolute return strategies	5.6
Short-term investments and other	1.3

As a percentage of net assets.

A note about risks

The fund's performance depends on the subadvisor's ability to determine asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The fund is subject to the same risks as the underlying funds and exchange-traded funds (ETFs) in which it invests. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The securities of small companies are subject to higher volatility than those of larger, more established companies. High-yield bonds are subject to additional risks, such as increased risk of default. Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the subadvisor may favor an asset category that performs poorly relative to the other asset categories. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. The fund's currency losses could exceed the amount invested in its currency instruments. Short sales involve costs and risk. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       3

Discussion of fund performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

How did the global financial markets perform during the six months ended February 28, 2018?

Financial assets produced mixed returns, as stocks and bonds responded differently to the acceleration in global growth. The U.S. economy picked up steam during the period, with unemployment near historic lows, rising real estate prices, and improving confidence among both businesses and consumers. In addition, the passage of a tax-reduction package in December fueled hopes that the pickup in growth would be sustained throughout 2018. The strength in economic conditions wasn't limited to the United States, as both the developed and emerging international markets experienced a better-than-expected expansion.

These developments provided a boost to corporate earnings, leading to a rally in global equity prices. From the beginning of the period through late January, stocks marched steadily higher with day-to-day volatility that was well below the historical average. This favorable backdrop changed in February, however, as the persistent strength in the world economy began to foster concerns that the U.S. Federal Reserve and other major central banks would be compelled to raise interest rates more aggressively than investors had been anticipating. Stocks sold off sharply as a result, but they quickly regained their footing and performed well through the second half of February. Although volatility resumed, the major global equity indexes were able to close the period with robust, positive returns. Conversely, the concerns about tighter monetary policy weighed on both bonds and the interest-rate-sensitive areas of the stock market.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       4

"Although volatility resumed, the major global equity indexes were able to close the period with robust, positive returns."

How did the fund perform?

The fund's Class A shares gained 1.23% for the period, excluding sales charges. The fund's benchmark, the HFRX Global Hedge Fund Index, rose 2.07%, while the average return for the funds in Morningstar's multialternative category was 1.45%.

Can you review how the fund invests?

We think about the fund's holdings in terms of three broad categories: alternative investment approaches, absolute return strategies, and alternative markets. At the close of the period, alternative investment approaches—which use opportunistic, relatively unconstrained techniques and can strategically alter their market exposure—made up the largest percentage of the fund's assets. Absolute return strategies, or those designed with the goal of generating positive performance through a wide range of scenarios, was the next-largest allocation. Alternative markets, which include niche asset classes where the drivers of performance are often unrelated to those of traditional U.S. stock or fixed-income investments, represented the smallest allocation.

How did these various categories respond to this environment?

The alternative investment approaches portfolio made the largest contribution to performance. Technical Opportunities Fund (Wellington)—a flexible equity strategy that employs a momentum-oriented investment process based on technical analysis—registered a double-digit gain due to the combination of its overweight position in the technology sector, as well as its strong stock selection in the category. Seaport Fund (Wellington), a long/short equity strategy, generated a mid-single-digit return thanks to its net long allocations across various sectors of the stock market. Redwood Fund (Boston Partners), a covered equity call option-writing strategy, and Short Duration Credit Opportunities Fund (Stone Harbor), which benefited from the outperformance of credit-oriented investments, also finished in positive territory. On the negative side, Real Return Bond Fund (PIMCO)

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       5

"We continued to focus on providing a well-diversified portfolio intended to produce long-term performance results with a low correlation to traditional assets."
and Strategic Income Opportunities Fund (JHAM) detracted from results amid the downturn in the bond market.

The absolute return segment of the fund produced mildly positive results, as currency strategies, equity-arbitrage funds, and an actively managed global absolute return strategy generated returns in a range of +2% to -2%. While the performance of the absolute return segment was somewhat muted, we believe it can provide an alternative source of long-term returns, meaningful diversification compared to traditional assets, and potential ballast in turbulent markets.

The fund experienced mixed results from the holdings in its alternative markets portfolio. On the positive side, our positions in funds linked to physical commodities and commodity-related equities performed very well. The improvement in global growth translated to rising end-market demand, which provided a strong tailwind for oil and industrial metals. On the other end of the spectrum, the fund was hurt by positions in gold and gold-mining stocks. The gold price fell sharply in the first half of the period before staging a recovery that enabled it to close virtually unchanged. At a time of robust gains for stocks, the flat return for gold represented a drag on performance. In addition, gold stocks posted a double-digit loss and trailed the broader equity market by a wide margin. The fund also lost some ground in the alternative markets portfolio through its allocation to real estate investment trusts (REITs), which tend to lag when interest rates are rising sharply. Despite their recent underperformance, we continue to see an opportunity in REITs due to their attractive yields and ability to augment diversification over longer-term periods. A position in Enduring Assets Fund (Wellington) was a key laggard due in part to the fund's overweight in the underperforming utilities sector.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       6

Finally, we added marginally to the fund's return through tactical strategies that are designed to provide incremental performance without significantly increasing the portfolio's risk profile. The fund held long positions in technology and financials sectors against short positions in the S&P 500 Index, which was a positive given that both outperformed.

How was the fund positioned at period end?

We made no significant changes during the period, as we maintained our balanced approach to investing across the three major categories. We continued to focus on providing a well-diversified portfolio intended to produce long-term performance results with a low correlation to traditional assets. When stocks perform as well as they have in the past two years, it's easy to overlook the potential diversification benefits this type of approach can provide. However, we believe the merits of owning potentially uncorrelated assets could become more evident if the recent return of volatility signals the onset of a more challenging backdrop for the financial markets.

Can you tell us about a recent manager change?

Effective February 20, 2018, Marcelle Daher, CFA, left the team and was replaced by Christopher Walsh, CFA.

MANAGED BY

Robert M. Boyda On the fund since 2010 Investing since 1979
Nathan W. Thooft, CFA On the fund since 2013 Investing since 2000
Christopher Walsh, CFA On the fund since 2018 Investing since 2002

The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1,2]	6-month	5-year	Since inception[1,2]
Class A	-1.11	1.08	6.56	-3.83	5.51	78.87
Class C3	2.37	1.42	6.61	-0.12	7.28	79.75
Class I3,4	4.47	2.46	7.44	1.38	12.89	92.91
Class R2[3,4]	3.99	1.97	7.05	1.20	10.27	86.67
Class R4[3,4]	4.24	2.24	7.22	1.31	11.72	89.42
Class R6[3,4]	4.57	2.55	7.45	1.48	13.40	93.12
Index †	4.26	1.63	2.46	2.07	8.44	24.95

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.94	2.64	1.62	2.04	1.88	1.53
Net (%)	1.87	2.57	1.55	1.97	1.71	1.46

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the HFRX Global Hedge Fund Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Alternative Asset Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the HFRX Global Hedge Fund Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,3,5	1-2-09	17,975	17,975	12,495
Class I2,3,4	1-2-09	19,291	19,291	12,495
Class R2[2,3,4]	1-2-09	18,667	18,667	12,495
Class R4[2,3,4]	1-2-09	18,942	18,942	12,495
Class R6[2,3,4]	1-2-09	19,312	19,312	12,495

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies, including four principal strategies: equity hedge, event driven, macro/ managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 1-2-09.
2	Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the fund's investments had been allocated to its current mix of underlying funds.
3	Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 6-14-11, 12-31-10, 3-1-12, 6-27-13, and 9-1-11, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain types of investors, as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$1,012.30	$2.89	0.58%
	Hypothetical example for comparison purposes	1,000.00	1,021.90	2.91	0.58%
Class C	Actual expenses/actual returns	1,000.00	1,008.80	6.38	1.28%
	Hypothetical example for comparison purposes	1,000.00	1,018.40	6.41	1.28%
Class I	Actual expenses/actual returns	1,000.00	1,013.80	1.40	0.28%
	Hypothetical example for comparison purposes	1,000.00	1,023.40	1.40	0.28%
Class R2	Actual expenses/actual returns	1,000.00	1,012.00	3.29	0.66%
	Hypothetical example for comparison purposes	1,000.00	1,021.50	3.31	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,013.10	2.10	0.42%
	Hypothetical example for comparison purposes	1,000.00	1,022.70	2.11	0.42%
Class R6	Actual expenses/actual returns	1,000.00	1,014.80	0.90	0.18%
	Hypothetical example for comparison purposes	1,000.00	1,023.90	0.90	0.18%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was 0.10%-2.19% for the period ended 2-28-18.
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       11

Fund’s investments
AS OF 2-28-18 (unaudited)
	Shares	Value
Affiliated investment companies (A) 86.4%		$610,176,634
(Cost $611,051,927)
Absolute return strategies 22.4%		158,300,556
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (B)	6,694,574	64,134,019
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (B)	9,011,152	94,166,537
Alternative investment approaches 46.9%		331,218,646
Redwood, Class NAV, JHF II (Boston Partners) (B)	7,327,699	79,871,924
Seaport, Class NAV, JHIT (Wellington)	4,809,044	55,736,823
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	8,242,744	79,954,615
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (C)(D)	8,146,536	87,575,258
Technical Opportunities, Class NAV, JHF II (Wellington)	2,170,017	28,080,026
Alternative markets 12.9%		90,868,748
Enduring Assets, Class NAV, JHIT (Wellington)	2,522,032	29,179,912
Global Income, Class NAV, JHF II (Stone Harbor)	3,055,737	28,723,927
Global Real Estate, Class NAV, JHF II (Deutsche)	1,171,108	10,891,309
Real Return Bond, Class NAV, JHF II (PIMCO)	2,030,690	22,073,600
Other affiliated investments 4.2%		29,788,684

Touchstone Merger Arbitrage Fund, Class I (E)	2,850,592	29,788,684
Unaffiliated investment companies 12.3%		$87,386,753
(Cost $81,499,557)
Absolute return strategies 5.6%		40,019,571
The Arbitrage Fund, Class I	3,024,911	40,019,571
Alternative markets 6.7%		47,367,182
Energy Select Sector SPDR Fund	61,896	4,130,939
Financial Select Sector SPDR Fund	224,093	6,469,565
iShares U.S. Oil & Gas Exploration & Production ETF (F)	16,991	1,022,858
PowerShares DB Commodity Index Tracking Fund (B)(F)	526,500	8,739,900
PowerShares DB Energy Fund (B)	263,534	3,797,525
PowerShares DB Gold Fund (B)	175,669	7,332,424
SPDR S&P Global Natural Resources ETF	86,175	4,189,829
VanEck Vectors Gold Miners ETF	56,287	1,201,727
Vanguard Industrials ETF	12,476	1,776,333
Vanguard Information Technology ETF	19,789	3,509,381
Vanguard Real Estate ETF	70,848	5,196,701

	Yield (%)	Shares	Value
Securities lending collateral 0.9%			$6,424,947
(Cost $6,425,602)
John Hancock Collateral Trust (G)	1.5822(H)	642,276	6,424,947

12	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.4%				$9,684,428
(Cost $9,684,428)
U.S. Government 0.7%				4,976,295
U.S. Treasury Bill	1.626	06-14-18	5,000,000	4,976,295

	Yield (%)	Shares	Value
Money market funds 0.7%			4,708,133

State Street Institutional U.S. Government Money Market Fund, Premier Class	1.3018(H)	4,708,133	4,708,133

Total investments (Cost $708,661,514) 101.0%	$713,672,762
Other assets and liabilities, net (1.0)%	(7,408,091)
Total net assets 100.0%	$706,264,671

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(E)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(F)	A portion of this security is on loan as of 2-28-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 2-28-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Affiliated Underlying Funds' Subadvisors
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Asset Management, Inc.	(Deutsche)
First Quadrant LP	(First Quadrant)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investment, (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	13

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	78	Short	Mar 2018	$(10,328,971)	$(10,586,160)	$(257,189)
						$(257,189)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	108,838	USD	133,026	Citibank N.A.	3/21/2018	—	$(54)
USD	129,223	EUR	108,838	Citibank N.A.	3/21/2018	—	(3,749)
						—	$(3,803)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $723,386,231. Net unrealized depreciation aggregated to $9,974,461, of which $507,173 related to gross unrealized appreciation and $10,481,634 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
14	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Investments in unaffiliated funds, at value (Cost $91,183,985) including $6,255,700 of securities loaned	$97,071,181
Investments in affiliated funds and issuers, at value (Cost $617,477,529)	616,601,581
Total investments, at value (Cost $708,661,514)	713,672,762
Receivable for futures variation margin	124,598
Foreign currency, at value (Cost $33)	32
Cash held at broker for futures contracts	382,800
Receivable for investments sold	699,692
Receivable for fund shares sold	1,068,619
Dividends and interest receivable	562,528
Receivable for securities lending income	3,642
Receivable due from advisor	1,881
Other receivables and prepaid expenses	71,197
Total assets	716,587,751
Liabilities
Unrealized depreciation on forward foreign currency contracts	3,803
Due to custodian	45,146
Payable for investments purchased	2,406,904
Payable for fund shares repurchased	1,257,955
Payable upon return of securities loaned	6,425,625
Payable to affiliates
Accounting and legal services fees	40,126
Transfer agent fees	58,427
Distribution and service fees	1,047
Trustees' fees	1,233
Other liabilities and accrued expenses	82,814
Total liabilities	10,323,080
Net assets	$706,264,671
Net assets consist of
Paid-in capital	$741,122,927
Undistributed net investment income	751,128
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(40,361,052)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	4,751,668
Net assets	$706,264,671

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       15

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($113,015,119 ÷ 7,766,527 shares)[1]	$14.55
Class C ($64,199,748 ÷ 4,395,299 shares)[1]	$14.61
Class I ($508,228,911 ÷ 34,909,158 shares)	$14.56
Class R2 ($2,722,628 ÷ 187,206 shares)	$14.54
Class R4 ($1,379,132 ÷ 94,638 shares)	$14.57
Class R6 ($16,719,133 ÷ 1,148,616 shares)	$14.56
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.32

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       16

STATEMENT OF OPERATIONS   For the six months ended 2-28-18 (unaudited)

Investment income
Income distributions received from affiliated funds	$4,824,337
Dividends	702,995
Interest	54,819
Securities lending	6,198
Total investment income	5,588,349
Expenses
Investment management fees	829,195
Distribution and service fees	537,608
Accounting and legal services fees	59,522
Transfer agent fees	378,581
Trustees' fees	5,147
State registration fees	44,988
Printing and postage	41,368
Professional fees	38,894
Custodian fees	18,097
Other	8,690
Total expenses	1,962,090
Less expense reductions	(436,854)
Net expenses	1,525,236
Net investment income	4,063,113
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	334,794
Affiliated investments	86,170
Capital gain distributions received from unaffiliated investments	1,102,601
Capital gain distributions received from affiliated investments	10,536,444
Futures contracts	(662,880)
Forward foreign currency contracts	(273,076)
11,124,053
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,216,103
Affiliated investments	(6,933,939)
Futures contracts	(125,376)
Forward foreign currency contracts	210,226
(5,632,986)
Net realized and unrealized gain	5,491,067
Increase in net assets from operations	$9,554,180

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,063,113	$6,197,175
Net realized gain (loss)	11,124,053	(9,663,027)
Change in net unrealized appreciation (depreciation)	(5,632,986)	40,910,998
Increase in net assets resulting from operations	9,554,180	37,445,146
Distributions to shareholders
From net investment income
Class A	(911,627)	(1,398,657)
Class C	(54,455)	—
Class I	(5,429,139)	(3,517,940)
Class R2	(24,806)	(32,686)
Class R4	(10,563)	(31,759)
Class R6	(194,684)	(120,764)
From net realized gain
Class A	(542,925)	(448,981)
Class C	(308,623)	(66,536)
Class I	(2,344,624)	(765,531)
Class R2	(16,956)	(12,128)
Class R4	(5,289)	(8,209)
Class R6	(77,016)	(23,545)
Total distributions	(9,920,707)	(6,426,736)
From fund share transactions	(20,698,012)	(141,445,056)
Total decrease	(21,064,539)	(110,426,646)
Net assets
Beginning of period	727,329,210	837,755,856
End of period	$706,264,671	$727,329,210
Undistributed net investment income	$751,128	$3,313,289

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       18

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$14.55		$13.96	$14.12	$15.35	$14.68	$14.32
Net investment income[2,3]	0.07		0.10	0.22	0.19	0.14	0.16
Net realized and unrealized gain (loss) on investments	0.11		0.60	— [4]	(0.81)	0.86	0.42
Total from investment operations	0.18		0.70	0.22	(0.62)	1.00	0.58
Less distributions
From net investment income	(0.11)		(0.08)	(0.21)	(0.19)	(0.14)	(0.14)
From net realized gain	(0.07)		(0.03)	(0.17)	(0.42)	(0.19)	(0.08)
Total distributions	(0.18)		(0.11)	(0.38)	(0.61)	(0.33)	(0.22)
Net asset value, end of period	$14.55		$14.55	$13.96	$14.12	$15.35	$14.68
Total return (%)[5,6]	1.23	[7]	5.03	1.60	(4.14)	6.88	4.10
Ratios and supplemental data
Net assets, end of period (in millions)	$113		$136	$278	$404	$484	$329
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	0.70	[9]	0.72	0.73	0.70	0.72	0.76
Expenses including reductions[8]	0.58	[9]	0.59	0.59	0.56	0.60	0.65
Net investment income[3]	0.97	[9]	0.71	1.56	1.29	0.96	1.09
Portfolio turnover (%)	5		10	17	45	26	22

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Accordingly, a significant portion of income is recorded in December.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-2.19%, 0.10%-3.50%, 0.10%-3.39%, 0.12% - 2.83%, 0.68%-2.70% and 0.71%-1.29% for the periods ended 2-28-18, 8-31-17, 8-31-16, 8-31-15, 8-31-14 and 8-31-13, respectively.
[9]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       19

Class C Shares Period ended	2-28-18	[1]	8-31-17		8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$14.56		$13.97		$14.12	$15.35	$14.68	$14.32
Net investment income[2,3]	0.02		—	[4]	0.12	0.09	0.04	0.05
Net realized and unrealized gain (loss) on investments	0.11		0.60		0.01	(0.82)	0.85	0.43
Total from investment operations	0.13		0.60		0.13	(0.73)	0.89	0.48
Less distributions
From net investment income	(0.01)		—		(0.11)	(0.08)	(0.03)	(0.04)
From net realized gain	(0.07)		(0.01)		(0.17)	(0.42)	(0.19)	(0.08)
Total distributions	(0.08)		(0.01)		(0.28)	(0.50)	(0.22)	(0.12)
Net asset value, end of period	$14.61		$14.56		$13.97	$14.12	$15.35	$14.68
Total return (%)[5,6]	0.88	[7]	4.30		0.94	(4.83)	6.13	3.38
Ratios and supplemental data
Net assets, end of period (in millions)	$64		$72		$99	$135	$162	$109
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.40	[9]	1.42		1.43	1.41	1.43	1.48
Expenses including reductions[8]	1.28	[9]	1.29		1.29	1.26	1.31	1.37
Net investment income[3]	0.28	[9]	—	[10]	0.85	0.59	0.25	0.36
Portfolio turnover (%)	5		10		17	45	26	22

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Accordingly, a significant portion of income is recorded in December.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-2.19%, 0.10%-3.50%, 0.10% - 3.39%, 0.12%-2.83%, 0.68%-2.70% and 0.71%-1.29% for the periods ended 2-28-18, 8-31-17, 8-31-16, 8-31-15, 8-31-14 and 8-31-13, respectively.
[9]	Annualized.
[10]	Less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       20

Class I Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$14.58		$13.99	$14.15	$15.37	$14.70	$14.34
Net investment income[2,3]	0.09		0.14	0.26	0.24	0.19	0.21
Net realized and unrealized gain (loss) on investments	0.11		0.60	— [4]	(0.81)	0.85	0.43
Total from investment operations	0.20		0.74	0.26	(0.57)	1.04	0.64
Less distributions
From net investment income	(0.15)		(0.12)	(0.25)	(0.23)	(0.18)	(0.20)
From net realized gain	(0.07)		(0.03)	(0.17)	(0.42)	(0.19)	(0.08)
Total distributions	(0.22)		(0.15)	(0.42)	(0.65)	(0.37)	(0.28)
Net asset value, end of period	$14.56		$14.58	$13.99	$14.15	$15.37	$14.70
Total return (%)[5]	1.38	[6]	5.34	1.93	(3.80)	7.21	4.47
Ratios and supplemental data
Net assets, end of period (in millions)	$508		$495	$433	$532	$592	$290
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.40	[8]	0.40	0.42	0.39	0.40	0.39
Expenses including reductions	0.28	[8]	0.28	0.28	0.24	0.28	0.28
Net investment income[3]	1.28	[8]	1.01	1.88	1.63	1.24	1.42
Portfolio turnover (%)	5		10	17	45	26	22

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Accordingly, a significant portion of income is recorded in December.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-2.19%, 0.10%-3.50%, 0.10% - 3.39%, 0.12%-2.83%, 0.68%-2.70% and 0.71%-1.29% for the periods ended 2-28-18, 8-31-17, 8-31-16, 8-31-15, 8-31-14 and 8-31-13, respectively.
[8]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       21

Class R2 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$14.53		$13.95	$14.11	$15.33	$14.66	$14.30
Net investment income[2,3]	0.07		0.08	0.20	0.14	0.10	0.11
Net realized and unrealized gain (loss) on investments	0.10		0.60	0.01	(0.79)	0.87	0.45
Total from investment operations	0.17		0.68	0.21	(0.65)	0.97	0.56
Less distributions
From net investment income	(0.09)		(0.07)	(0.20)	(0.15)	(0.11)	(0.12)
From net realized gain	(0.07)		(0.03)	(0.17)	(0.42)	(0.19)	(0.08)
Total distributions	(0.16)		(0.10)	(0.37)	(0.57)	(0.30)	(0.20)
Net asset value, end of period	$14.54		$14.53	$13.95	$14.11	$15.33	$14.66
Total return (%)[4]	1.20	[5]	4.87	1.51	(4.31)	6.67	3.94
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$4	$7	$2	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.79	[7]	0.82	0.81	1.02	2.20	7.89
Expenses including reductions[6]	0.66	[7]	0.69	0.67	0.69	0.82	0.82
Net investment income[3]	0.91	[7]	0.60	1.43	1.02	0.65	0.74
Portfolio turnover (%)	5		10	17	45	26	22

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Accordingly, a significant portion of income is recorded in December.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-2.19%, 0.10%-3.50%, 0.10% - 3.39%, 0.12%-2.83%, 0.68%-2.70% and 0.71%-1.29% for the periods ended 2-28-18, 8-31-17, 8-31-16, 8-31-15, 8-31-14 and 8-31-13, respectively.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       22

Class R4 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$14.58		$13.99	$14.15	$15.36	$14.69	$14.50
Net investment income[3,4]	0.09		0.12	0.14	0.20	0.13	0.02
Net realized and unrealized gain (loss) on investments	0.10		0.60	0.10	(0.80)	0.87	0.17
Total from investment operations	0.19		0.72	0.24	(0.60)	1.00	0.19
Less distributions
From net investment income	(0.13)		(0.10)	(0.23)	(0.19)	(0.14)	—
From net realized gain	(0.07)		(0.03)	(0.17)	(0.42)	(0.19)	—
Total distributions	(0.20)		(0.13)	(0.40)	(0.61)	(0.33)	—
Net asset value, end of period	$14.57		$14.58	$13.99	$14.15	$15.36	$14.69
Total return (%)[5]	1.31	[6]	5.18	1.79	(3.99)	6.92	1.31	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$5	$4	— [7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	0.64	[9]	0.66	0.67	2.23	13.79	15.62	[9]
Expenses including reductions[8]	0.42	[9]	0.44	0.43	0.40	0.57	0.57	[9]
Net investment income[4]	1.17	[9]	0.85	1.00	1.44	0.89	0.70	[9]
Portfolio turnover (%)	5		10	17	45	26	22	[10]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R4 shares is 6-27-13.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Accordingly, a significant portion of income is recorded in December.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-2.19%, 0.10%-3.50%, 0.10% - 3.39%, 0.12%-2.83%, 0.68%-2.70% and 0.71%-1.29% for the periods ended 2-28-18, 8-31-17, 8-31-16, 8-31-15, 8-31-14 and 8-31-13, respectively.
[9]	Annualized.
[10]	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       23

Class R6 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$14.58		$13.99	$14.15	$15.39	$14.70	$14.34
Net investment income[2,3]	0.10		0.16	0.21	0.24	0.18	0.22
Net realized and unrealized gain (loss) on investments	0.12		0.60	0.07	(0.81)	0.88	0.41
Total from investment operations	0.22		0.76	0.28	(0.57)	1.06	0.63
Less distributions
From net investment income	(0.17)		(0.14)	(0.27)	(0.25)	(0.18)	(0.19)
From net realized gain	(0.07)		(0.03)	(0.17)	(0.42)	(0.19)	(0.08)
Total distributions	(0.24)		(0.17)	(0.44)	(0.67)	(0.37)	(0.27)
Net asset value, end of period	$14.56		$14.58	$13.99	$14.15	$15.39	$14.70
Total return (%)[4]	1.48	[5]	5.45	2.05	(3.74)	7.29	4.41
Ratios and supplemental data
Net assets, end of period (in millions)	$17		$15	$16	$9	$10	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.30	[7]	0.31	0.32	0.34	0.83	1.42
Expenses including reductions[6]	0.18	[7]	0.18	0.17	0.13	0.19	0.35
Net investment income[3]	1.38	[7]	1.11	1.52	1.66	1.22	1.50
Portfolio turnover (%)	5		10	17	45	26	22

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Accordingly, a significant portion of income is recorded in December.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-2.19%, 0.10%-3.50%, 0.10% - 3.39%, 0.12%-2.83%, 0.68%-2.70% and 0.71%-1.29% for the periods ended 2-28-18, 8-31-17, 8-31-16, 8-31-15, 8-31-14 and 8-31-13, respectively.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       24

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund operates as a "fund of funds," investing in Class NAV shares of affiliated underlying funds of the Trust, other affiliated funds in the John Hancock funds complex and other permitted investments, including unaffiliated funds.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and R4 shares are available only to certain retirement and 529 plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds, including John Hancock Collateral Trust (JHCT), and other open-end management investment companies, other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. ETFs held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2018, all investments are categorized as Level 1 under the hierarchy described above, except for U.S Treasury bills and forward foreign currency contracts, which are categorized as Level 2.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2018, the fund loaned securities valued at $6,255,700 and received $6,425,625 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

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Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018 the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018 were $1,870.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2017, the fund has a short-term capital loss carryforward of $11,961,004 and a long-term capital loss carryforward of $21,635,621 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax puposes.

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Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and partnerships.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member. Margin requirements for exchange-traded derivatives are set by the broker. Margin for exchange-traded transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is

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recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2018, the fund used futures contracts to manage against anticipated changes in securities markets. The fund held futures contracts with notional values ranging from $8.2 million to $10.6 million as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure. The fund held forward foreign currency contracts with U.S. dollar notional values ranging from $130,000 to $3.9 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Liabilities derivative fair value
Equity	Receivable/payable for futures	Futures†	($257,189)
Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	(3,803)
			($260,992)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Equity	($662,880)	—	($662,880)
Foreign currency	—	($273,076)	(273,076)
Total	($662,880)	($273,076)	($935,956)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Equity	($125,376)	—	($125,376)

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Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Foreign currency	—	$210,226	$210,226
Total	($125,376)	$210,226	$84,850

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund pays the Advisor a management fee for its services to the fund. John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the fund. The fund is not responsible for payment of the subadvisory fees.

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

Management fees are determined in accordance with the following schedule:

	First $5.0 billion of average net assets	Excess over $5.0 billion of average net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%

The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% of the average net assets of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund's average daily net assets up to $5 billion, and by 0.025% of the fund's average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund's first $5 billion of average net assets and 0.525% of the fund's average net assets in excess of $5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

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For the six months ended February 28, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$74,738	Class R4	$1,168
Class C	41,037	Class R6	9,723
Class I	307,010	Total	$435,869
Class R2	2,193

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2018 were equivalent to a net annual effective rate of 0.11% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $985 for Class R4 shares for the six months ended February 28, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $46,931 for the six months ended February 28, 2018. Of this amount, $7,675 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $36,135 was paid as sales commissions to broker-dealers and $3,121 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018, CDSCs received by the Distributor amounted to $909 for Class C shares. During the six months ended February 28, 2018, there were no CDSCs received by the Distributor for Class A shares.

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Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$186,040	$66,197
Class C	339,483	36,251
Class I	—	274,787
Class R2	8,774	227
Class R4	3,311	131
Class R6	—	988
Total	$537,608	$378,581

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018, and for the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	482,514	$7,067,352	1,933,952	$27,279,805
Distributions reinvested	96,865	1,412,300	130,540	1,817,125
Repurchased	(2,185,324)	(32,068,319)	(12,620,810)	(178,314,184)
Net decrease	(1,605,945)	($23,588,667)	(10,556,318)	($149,217,254)
Class C shares
Sold	154,356	$2,266,535	394,362	$5,590,654
Distributions reinvested	23,828	349,080	4,527	63,337
Repurchased	(723,284)	(10,606,365)	(2,574,821)	(36,456,274)
Net decrease	(545,100)	($7,990,750)	(2,175,932)	($30,802,283)
Class I shares
Sold	6,213,514	$91,175,050	15,803,609	$224,041,906
Distributions reinvested	456,765	6,659,628	258,614	3,597,333
Repurchased	(5,747,350)	(84,238,649)	(13,063,416)	(184,950,330)
Net increase	922,929	$13,596,029	2,998,807	$42,688,909

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		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	35,236	$515,307	68,493	$966,091
Distributions reinvested	2,646	38,552	3,009	41,853
Repurchased	(102,861)	(1,508,245)	(294,988)	(4,224,062)
Net decrease	(64,979)	($954,386)	(223,486)	($3,216,118)
Class R4 shares
Sold	17,510	$256,934	94,383	$1,333,951
Distributions reinvested	1,086	15,852	2,869	39,968
Repurchased	(273,949)	(4,000,224)	(27,938)	(398,062)
Net increase (decrease)	(255,353)	($3,727,438)	69,314	$975,857
Class R6 shares
Sold	268,132	$3,946,306	531,276	$7,564,957
Distributions reinvested	18,648	271,700	10,374	144,309
Repurchased	(154,008)	(2,250,806)	(678,667)	(9,583,433)
Net increase (decrease)	132,772	$1,967,200	(137,017)	($1,874,167)
Total net decrease	(1,415,676)	($20,698,012)	(10,024,632)	($141,445,056)

Affiliates of the fund owned 1% of shares of Class R6 shares, on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $38,252,511 and $52,399,633, respectively, for the six months ended February 28, 2018.

Note 8 — Investment in affiliated underlying funds

The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying fund's net assets. At February 28, 2018, the fund held 5% or more of the net assets of the underlying funds shown below:

Fund	Underlying fund's net assets
John Hancock Funds II Redwood Fund	83.3%
John Hancock Funds Enduring Assets Fund	27.8%
John Hancock Funds II Global Real Estate Fund	24.0%
John Hancock Funds II Global Income Fund	11.3%
John Hancock Funds II Short Duration Credit Opportunities Fund	8.6%
John Hancock Funds Seaport Fund	7.9%
John Hancock Funds II Technical Opportunities Fund	5.4%

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Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from their investments in affiliated underlying funds during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Absolute Return Currency	6,693,122	596,506	(595,054)	6,694,574	—	—	($97,039)	$644,200	$64,134,019
Enduring Assets	2,530,440	126,439	(134,847)	2,522,032	$342,194	$97,985	150,761	(2,156,568)	29,179,912
Global Absolute Return Strategies	9,345,070	79,605	(413,523)	9,011,152	—	—	(270,947)	1,230,452	94,166,537
Global Income	3,091,756	115,440	(151,459)	3,055,737	782,688	—	(96,589)	(417,912)	28,723,927
Global Real Estate	1,194,848	68,960	(92,700)	1,171,108	176,507	—	25,810	(461,441)	10,891,309
John Hancock Collateral Trust	—	917,412	(275,136)	642,276	—	—	(33)	(655)	6,424,947
Natural Resources	406,313	35,476	(441,789)	—	72,026	—	824,660	(270,963)	—
Real Return Bond	2,039,545	55,266	(64,121)	2,030,690	338,918	—	(18,927)	(607,153)	22,073,600
Redwood	7,709,344	63,436	(445,081)	7,327,699	—	—	(306,027)	1,680,323	79,871,924
Seaport	4,796,638	418,112	(405,706)	4,809,044	—	4,319,289	519,682	(2,304,183)	55,736,823
Short Duration Credit Opportunities	8,465,142	186,491	(408,889)	8,242,744	1,473,724	—	(218,753)	(22,199)	79,954,615
Strategic Income Opportunities	8,298,123	209,065	(360,652)	8,146,536	1,555,540	—	(48,401)	(1,430,535)	87,575,258
Technical Opportunities	2,137,937	397,009	(364,929)	2,170,017	82,740	4,507,332	(368,784)	(729,523)	28,080,026
					$4,824,337	$8,924,606	$95,413	($4,846,158)	$586,812,897

Note 9 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended February 28, 2018, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Touchstone Merger Arbitrage Fund	2,759,657	152,492	(61,557)	2,850,592	—	$1,611,838	($9,243)	($2,087,781)	$29,788,684

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       34

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       35

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437135	345SA 2/18 4/18

John Hancock

Blue Chip Growth Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Markets around the world experienced a meaningful rise in volatility in the last few weeks of the reporting period. Stocks declined as investors reacted to higher bond yields and the prospect of rising inflation, even if that inflation was rising from historically low levels. While some in the asset management community believe the sell-off will be temporary, it's likely that the era of extremely low volatility is behind us for the time being.

Ultimately, the asset prices are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report as 2017 came to a close. Unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. One moderating factor was the U.S. Federal Reserve's steady tightening of monetary policy. While higher interest rates alone may not cause the economy to pull back, markets will be closely attuned to any sign of policymakers quickening the pace of interest-rate increases in the year ahead.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies investing in any market cycle.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Blue Chip Growth Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
20	Financial highlights
24	Notes to financial statements
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital. Current income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares, and have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Despite volatility late in the period, U.S. equities finished with positive returns

Improving economic growth and the passage of a long-anticipated tax reform bill helped propel the fund's benchmark, the S&P 500 Index, to a return of 10.84%.

The fund outpaced its benchmark

The fund's Class A shares returned 17.58% (excluding sales charges), outpacing the index.

Both sector allocations and stock selection contributed positively

An overweight position in information technology, together with favorable security selection in the consumer discretionary and industrials sectors, made the largest contributions to performance.

SECTOR COMPOSITION AS OF 2/28/18 (%)

A note about risks

Growth stocks may be more sensitive to earnings expectations. Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors.Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       3

Discussion of fund performance

An interview with Portfolio Manager Larry J. Puglia, CFA, CPA, T. Rowe Price Associates, Inc.

Larry J. Puglia, CFA, CPA
Portfolio Manager
T. Rowe Price

Can you describe the market environment during the six months ended February 28, 2018?

Despite a sharp increase in volatility in the final month of the period, the fund's benchmark, the S&P 500 Index, posted a robust gain. Several factors played a role in the rally. First, economic growth continued to accelerate in both the United States and the world as a whole, which provided a highly favorable backdrop for investor sentiment. In addition, corporate profits came in above expectations throughout the second half of the year, contributing to an improvement in earnings estimates for 2018. Not least, the markets were aided by the passage of a sweeping tax reform plan in late 2017. The bill reduced the corporate tax rate to 21%, providing a further boost to the earnings outlook for the year ahead.

These developments, while generally positive for the stock market, also fueled concerns that the U.S. Federal Reserve (Fed) would have to take a more aggressive approach to raising interest rates. This worry, together with the resulting increase in bond yields, led to a sharp downturn in stocks in early February. However, losses moderated in the final weeks of the period, as concerns eased and the market found support from investors seeking to capitalize on equity valuations that had become more attractive following the sell-off.

How did the fund perform?

The fund outperformed its benchmark and its Morningstar peer group average during the period. It also outpaced its benchmark and peers over the one-, three-, five-, and 10-year periods. Both stock selection and sector allocations contributed to outperformance.

What aspects of the fund's sector allocations helped and hurt relative performance?

The portfolio's overweight position in the information technology sector made the largest contribution to results. We maintained a significant weighting in technology, as we continued to

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       4

"Despite a sharp increase in volatility in the final two months of the period, the fund's benchmark, the S&P 500 Index, posted a robust gain."
find attractive opportunities in companies with innovative business models and the ability to take advantage of transformational change. In addition, we favored companies with durable business models that address large and growing markets, including internet search and advertising, electronic payment processing, and social connectivity. We also emphasized companies that will benefit from secular demand for public cloud computing services.

The fund's underweight positions in more defensive and/or interest-rate-sensitive sectors that lagged—such as consumer staples, utilities, and real estate—was an additional positive.

Conversely, an underweight in the financials sector—which surged following the passage of sweeping tax reform legislation by Congress—weighed on results. The substantial cut in corporate taxes is expected to be especially positive for the financials sector, where many firms are subject to high tax rates. In addition, an increase in longer-term U.S. Treasury yields boosted the outlook for banks' lending margins.

How did stock selection influence performance?

Stock selection added the most value in the consumer discretionary sector. Shares of Amazon.com, Inc. rose after the company released a strong earnings report that handily beat both consensus expectations and previous management guidance. The company's results were impressive across

TOP 10 HOLDINGS AS OF 2/28/18 (%)

Amazon.com, Inc.	10.2
Facebook, Inc., Class A	4.9
Microsoft Corp.	4.6
Alphabet, Inc., Class C	4.2
Booking Holdings, Inc.	4.0
Alibaba Group Holding, Ltd., ADR	3.7
The Boeing Company	3.4
Visa, Inc., Class A	3.2
Mastercard, Inc., Class A	2.8
UnitedHealth Group, Inc.	2.6
TOTAL	43.6
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       5

"The domestic equity market appears to be fully valued, but we don't think that necessarily precludes stocks from performing well for the remainder of 2018."
the board, with improving profitability and accelerating revenue growth. We continue to hold the stock on the belief that its pace of innovation is remarkable and that growth in the company's cloud computing unit, Amazon Web Services, remains in its early stages.

The industrials sector also proved to be an area of strength for the fund. The Boeing Company's shares rose after it reported better-than-expected earnings and raised its full-year guidance. We believe Boeing remains well positioned for several years of healthy profits and free cash flow growth due its robust backlog of orders and the tailwind from the increase in global air traffic.

Outside of these two sectors, notable contributors included the Chinese internet company Tencent Holdings, Ltd., Mastercard, Inc., and the cloud computing provider ServiceNow, Inc.

Alexion Pharmaceuticals, Inc., Facebook, Inc., and American Tower Corp. were the leading individual detractors.

With a recent increase in volatility, how have you positioned the fund at period end?

The domestic equity market appears to be fully valued, but we don't think that necessarily precludes stocks from performing well for the remainder of 2018. It does, however, mean that a more circumspect approach is appropriate at this point in the cycle. Interest rates and inflation have started to behave a bit more like we expected, with moderate increases in both. Still, we don't view the Fed's gradual and measured approach to raising rates as a headwind, but rather as corroborating evidence that the global economy is in reasonably good shape.

While higher valuations have made the risk/reward profile of some stocks less favorable, there are still interesting opportunities in secular growth companies with strong fundamentals. We continue to have high conviction with regard to a number of fund holdings the information technology and healthcare sectors, where the valuations of select companies do not appear too frothy given the positive trajectories of the underlying businesses. On the other hand, we maintained a cautious

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       6

stance toward structurally challenged industries like retail, cyclical sectors such as industrials, and defensive sectors like consumer staples.

More broadly speaking, we remained focused on business fundamentals to uncover opportunities in companies we think can outperform without the help of tax reform or other policy actions. We continue to believe our strategy of investing in all-season growth companies (those with experienced management teams, leading market positions, and growth that is not heavily reliant on the overall direction of the economy) should position the fund to deliver attractive risk-adjusted returns over full market cycles.

MANAGED BY

Larry J. Puglia, CFA, CPA On the fund since 2005 Investing since 1989

The views expressed in this report are exclusively those of Larry J. Puglia, CFA, CPA, T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	29.36	18.02	12.13	11.71	128.93	214.25
Class C1	34.15	18.71	12.46	16.14	135.77	223.62
Class 1[2]	36.63	19.43	12.77	17.78	142.94	232.51
Class NAV[2]	36.70	19.48	12.83	17.82	143.53	234.28
Index 1†	17.10	14.73	9.73	10.84	98.81	153.07
Index 2†	26.11	17.03	11.58	13.94	119.57	199.19

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class 1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class 1	Class NAV
Gross (%)	1.21	1.91	0.84	0.79
Net (%)	1.14	1.89	0.84	0.79

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the Russell 1000 Growth Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Blue Chip Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-29-08	32,362	32,362	25,307	29,919
Class 1[2]	2-29-08	33,251	33,251	25,307	29,919
Class NAV[2]	2-29-08	33,428	33,428	25,307	29,919

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth expectations.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,175.80	$6.15	1.14%
	Hypothetical example for comparison purposes	1,000.00	1,019.10	5.71	1.14%
Class C	Actual expenses/actual returns	1,000.00	1,171.40	10.01	1.86%
	Hypothetical example for comparison purposes	1,000.00	1,015.60	9.30	1.86%
Class 1	Actual expenses/actual returns	1,000.00	1,177.80	4.32	0.80%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.01	0.80%
Class NAV	Actual expenses/actual returns	1,000.00	1,178.20	4.05	0.75%
	Hypothetical example for comparison purposes	1,000.00	1,021.10	3.76	0.75%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       11

Fund’s investments
AS OF 2-28-18 (unaudited)
	Shares	Value
Common stocks 99.9%		$2,900,512,184
(Cost $1,158,919,821)
Consumer discretionary 22.2%		643,853,883
Auto components 0.2%
Aptiv PLC	70,800	6,466,164
Automobiles 0.9%
Ferrari NV	61,204	7,602,149
Tesla, Inc. (A)(B)	52,600	18,044,956
Hotels, restaurants and leisure 3.2%
Hilton Worldwide Holdings, Inc.	89,711	7,247,752
Marriott International, Inc., Class A	222,336	31,396,067
McDonald's Corp.	50,900	8,028,966
Norwegian Cruise Line Holdings, Ltd. (A)	105,800	6,020,020
Royal Caribbean Cruises, Ltd.	127,500	16,141,500
Wynn Resorts, Ltd.	3,500	586,250
Yum! Brands, Inc.	274,698	22,354,923
Internet and direct marketing retail 15.5%
Amazon.com, Inc. (A)	195,011	294,944,387
Booking Holdings, Inc. (A)	56,516	114,955,805
Ctrip.com International, Ltd., ADR (A)	60,300	2,772,594
Netflix, Inc. (A)	130,100	37,908,538
Multiline retail 0.6%
Dollar General Corp.	189,200	17,896,428
Specialty retail 1.7%
Lowe's Companies, Inc.	9,500	851,105
O'Reilly Automotive, Inc. (A)	1,856	453,217
Ross Stores, Inc.	271,800	21,224,862
The Home Depot, Inc.	144,700	26,374,469
The TJX Companies, Inc.	7,300	603,564
Ulta Beauty, Inc. (A)	800	162,680
Textiles, apparel and luxury goods 0.1%
Tapestry, Inc.	35,700	1,817,487
Consumer staples 0.4%		12,410,116
Beverages 0.2%
Constellation Brands, Inc., Class A	21,300	4,589,724
Monster Beverage Corp. (A)	29,100	1,844,067
Food and staples retailing 0.0%
Costco Wholesale Corp.	6,300	1,202,670
Tobacco 0.2%
Philip Morris International, Inc.	46,100	4,773,655
12	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 9.1%		$263,966,432
Banks 1.0%
Citigroup, Inc.	28,909	2,182,340
JPMorgan Chase & Co.	227,900	26,322,450
Capital markets 6.8%
Ameriprise Financial, Inc.	25,889	4,050,075
Intercontinental Exchange, Inc.	377,281	27,571,695
Morgan Stanley	1,167,500	65,403,350
Northern Trust Corp.	5,400	571,698
S&P Global, Inc.	69,000	13,234,200
State Street Corp.	232,829	24,714,798
TD Ameritrade Holding Corp.	840,693	48,339,848
The Bank of New York Mellon Corp.	40,200	2,292,606
The Charles Schwab Corp.	209,000	11,081,180
Insurance 1.3%
American International Group, Inc.	54,700	3,136,498
Chubb, Ltd.	18,600	2,639,712
Marsh & McLennan Companies, Inc.	65,000	5,396,300
The Progressive Corp.	106,900	6,155,302
Willis Towers Watson PLC	132,200	20,874,380
Health care 15.8%		459,265,492
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc. (A)	235,134	27,616,488
Biogen, Inc. (A)	49,304	14,248,363
Celgene Corp. (A)	7,908	688,945
Incyte Corp. (A)	23,300	1,984,228
Regeneron Pharmaceuticals, Inc. (A)	1,200	384,528
Vertex Pharmaceuticals, Inc. (A)	295,600	49,078,468
Health care equipment and supplies 5.6%
Abbott Laboratories	14,000	844,620
Becton, Dickinson and Company	204,251	45,347,807
Danaher Corp.	329,874	32,255,080
Intuitive Surgical, Inc. (A)	93,600	39,915,720
Stryker Corp.	270,121	43,802,821
Health care providers and services 5.8%
Aetna, Inc.	66,160	11,714,290
Anthem, Inc.	112,300	26,433,174
Cigna Corp.	174,300	34,143,627
Humana, Inc.	68,700	18,674,034
UnitedHealth Group, Inc.	336,325	76,063,262
Life sciences tools and services 1.1%
Agilent Technologies, Inc.	20,000	1,371,800
Illumina, Inc. (A)	4,144	944,915
Thermo Fisher Scientific, Inc.	147,628	30,792,248
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	13

	Shares	Value
Health care (continued)
Pharmaceuticals 0.1%
Merck & Company, Inc.	5,100	$276,522
Zoetis, Inc.	33,200	2,684,552
Industrials 9.2%		267,936,303
Aerospace and defense 4.3%
General Dynamics Corp.	5,100	1,134,495
Harris Corp.	54,700	8,541,405
Northrop Grumman Corp.	37,800	13,231,512
Raytheon Company	1,600	348,016
Textron, Inc.	5,200	311,220
The Boeing Company	276,400	100,114,844
Air freight and logistics 0.0%
FedEx Corp.	2,800	689,948
Airlines 2.3%
Alaska Air Group, Inc.	117,600	7,585,200
American Airlines Group, Inc.	850,800	46,155,900
Delta Air Lines, Inc.	172,400	9,292,360
United Continental Holdings, Inc. (A)	55,400	3,755,566
Commercial services and supplies 0.2%
Cintas Corp.	30,100	5,136,866
Industrial conglomerates 1.3%
Honeywell International, Inc.	140,300	21,200,733
Roper Technologies, Inc.	62,000	17,055,580
Machinery 0.8%
Fortive Corp.	188,437	14,471,962
Stanley Black & Decker, Inc.	55,000	8,755,450
Professional services 0.0%
IHS Markit, Ltd. (A)	8,147	383,316
Road and rail 0.3%
Canadian Pacific Railway, Ltd.	30,500	5,448,215
CSX Corp.	72,000	3,867,840
Union Pacific Corp.	3,500	455,875
Information technology 41.8%		1,212,609,156
Electronic equipment, instruments and components 0.0%
Corning, Inc.	16,400	476,912
Internet software and services 17.1%
Alibaba Group Holding, Ltd., ADR (A)	569,644	106,033,534
Alphabet, Inc., Class A (A)	47,384	52,308,145
Alphabet, Inc., Class C (A)	109,929	121,441,864
CoStar Group, Inc. (A)	14,600	4,995,098
Facebook, Inc., Class A (A)	792,165	141,258,863
Tencent Holdings, Ltd.	1,248,000	68,276,227
14	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
IT services 10.0%
Fidelity National Information Services, Inc.	126,800	$12,322,424
Fiserv, Inc. (A)	174,610	25,037,328
FleetCor Technologies, Inc. (A)	54,800	10,956,164
Global Payments, Inc.	216,700	24,571,613
Mastercard, Inc., Class A	456,945	80,312,653
PayPal Holdings, Inc. (A)	458,900	36,441,249
Visa, Inc., Class A	754,690	92,781,589
Worldpay, Inc., Class A (A)	97,856	7,953,736
Semiconductors and semiconductor equipment 1.9%
ASML Holding NV	15,300	2,989,467
Broadcom, Ltd.	89,200	21,984,231
Lam Research Corp.	8,100	1,554,066
Maxim Integrated Products, Inc.	131,300	8,001,422
Microchip Technology, Inc.	63,497	5,646,788
Texas Instruments, Inc.	144,100	15,613,235
Software 11.7%
Activision Blizzard, Inc.	73,500	5,375,055
Electronic Arts, Inc. (A)	134,000	16,575,800
Intuit, Inc.	174,393	29,099,216
Microsoft Corp.	1,410,800	132,290,716
Red Hat, Inc. (A)	181,003	26,679,842
salesforce.com, Inc. (A)	473,500	55,044,375
ServiceNow, Inc. (A)	303,600	48,882,636
Symantec Corp.	141,500	3,720,035
VMware, Inc., Class A (A)(B)	27,400	3,609,950
Workday, Inc., Class A (A)	145,700	18,455,819
Technology hardware, storage and peripherals 1.1%
Apple, Inc.	179,200	31,919,104
Materials 0.6%		16,506,829
Chemicals 0.5%
DowDuPont, Inc.	52,420	3,685,126
The Sherwin-Williams Company	27,000	10,842,660
Containers and packaging 0.1%
Ball Corp.	49,538	1,979,043
Real estate 0.5%		15,489,621
Equity real estate investment trusts 0.5%
American Tower Corp.	102,285	14,251,369
Equinix, Inc.	3,158	1,238,252
Utilities 0.3%		8,474,352
Electric utilities 0.1%
NextEra Energy, Inc.	23,600	3,590,740
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	15

	Shares	Value
Utilities (continued)
Multi-utilities 0.2%
Sempra Energy	44,812	$4,883,612

	Yield (%)	Shares	Value
Securities lending collateral 0.7%			$21,274,722
(Cost $21,275,673)
John Hancock Collateral Trust (C)	1.5822(D)	2,126,749	21,274,722
Short-term investments 0.2%			$4,069,964
(Cost $4,069,964)
Money market funds 0.2%			4,069,964
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.3018(D)	500,000	500,000
T. Rowe Price Government Money Fund	1.3696(D)	3,569,964	3,569,964

Total investments (Cost $1,184,265,458) 100.8%	$2,925,856,870
Other assets and liabilities, net (0.8%)	(23,492,854)
Total net assets 100.0%	$2,902,364,016

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 2-28-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-18.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $1,192,166,738. Net unrealized appreciation aggregated to $1,733,690,132, of which $1,735,994,800 related to gross unrealized appreciation and $2,304,668 related to gross unrealized depreciation.
16	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,162,989,785) including $20,856,982 of securities loaned	$2,904,582,148
Affiliated investments, at value (Cost $21,275,673)	21,274,722
Total investments, at value (Cost $1,184,265,458)	2,925,856,870
Receivable for investments sold	10,156,887
Receivable for fund shares sold	865,376
Dividends and interest receivable	1,898,169
Receivable for securities lending income	17,820
Other receivables and prepaid expenses	142,722
Total assets	2,938,937,844
Liabilities
Payable for investments purchased	6,461,617
Payable for fund shares repurchased	8,410,124
Payable upon return of securities loaned	21,281,648
Payable to affiliates
Accounting and legal services fees	157,724
Transfer agent fees	34,400
Trustees' fees	4,195
Investment management fees	962
Other liabilities and accrued expenses	223,158
Total liabilities	36,573,828
Net assets	$2,902,364,016
Net assets consist of
Paid-in capital	$1,058,547,147
Accumulated net investment loss	(1,481,468)
Accumulated net realized gain (loss) on investments and foreign currency transactions	103,706,925
Net unrealized appreciation (depreciation) on investments	1,741,591,412
Net assets	$2,902,364,016

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($371,724,380 ÷ 9,506,867 shares)[1]	$39.10
Class C ($46,770,724 ÷ 1,229,031 shares)[1]	$38.05
Class 1 ($1,569,211,923 ÷ 39,734,308 shares)	$39.49
Class NAV ($914,656,989 ÷ 23,133,899 shares)	$39.54
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$41.16

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       17

STATEMENT OF OPERATIONS  For the six months ended 2-28-18 (unaudited)

Investment income
Dividends	$9,841,113
Interest	69,916
Securities lending	45,993
Less foreign taxes withheld	(3,554)
Total investment income	9,953,468
Expenses
Investment management fees	10,187,647
Distribution and service fees	1,031,978
Accounting and legal services fees	228,763
Transfer agent fees	192,044
Trustees' fees	20,213
State registration fees	29,322
Printing and postage	29,224
Professional fees	48,287
Custodian fees	162,159
Other	27,375
Total expenses	11,957,012
Less expense reductions	(522,076)
Net expenses	11,434,936
Net investment loss	(1,481,468)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	170,434,666
Affiliated investments	(2,652)
170,432,014
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	280,854,108
Affiliated investments	(704)
280,853,404
Net realized and unrealized gain	451,285,418
Increase in net assets from operations	$449,803,950

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	($1,481,468)	$993,370
Net realized gain	170,432,014	360,426,441
Change in net unrealized appreciation (depreciation)	280,853,404	245,507,124
Increase in net assets resulting from operations	449,803,950	606,926,935
Distributions to shareholders
From net investment income
Class 1	—	(407,510)
Class NAV	—	(716,750)
From net realized gain
Class A	(45,602,587)	(12,751,051)
Class C	(5,760,779)	(1,993,137)
Class 1	(198,426,434)	(62,543,687)
Class NAV	(129,840,260)	(62,881,187)
Total distributions	(379,630,060)	(141,293,322)
From fund share transactions	208,067,578	(527,952,938)
Total increase (decrease)	278,241,468	(62,319,325)
Net assets
Beginning of period	2,624,122,548	2,686,441,873
End of period	$2,902,364,016	$2,624,122,548
Accumulated net investment loss	($1,481,897)	—

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       19

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$38.65		$32.33	$34.71	$34.99
Net investment loss[3]	(0.08)		(0.09)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	6.38		8.37	2.01	(0.21)
Total from investment operations	6.30		8.28	1.91	(0.28)
Less distributions
From net realized gain	(5.85)		(1.96)	(4.29)	—
Total distributions	(5.85)		(1.96)	(4.29)	—
Net asset value, end of period	$39.10		$38.65	$32.33	$34.71
Total return (%)[4,5]	17.58	[6]	27.10	5.37	(0.80	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$372		$286	$222	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[7]	1.24	1.24	1.24	[7]
Expenses including reductions	1.14	[7]	1.14	1.14	1.14	[7]
Net investment loss	(0.40	) [7]	(0.25)	(0.31)	(0.44	) [7]
Portfolio turnover (%)	12		26	34	31	[8]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class A shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       20

Class C Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$37.89		$31.96	$34.60	$34.99
Net investment loss[3]	(0.21)		(0.34)	(0.33)	(0.18)
Net realized and unrealized gain (loss) on investments	6.22		8.23	1.98	(0.21)
Total from investment operations	6.01		7.89	1.65	(0.39)
Less distributions
From net realized gain	(5.85)		(1.96)	(4.29)	—
Total distributions	(5.85)		(1.96)	(4.29)	—
Net asset value, end of period	$38.05		$37.89	$31.96	$34.60
Total return (%)[4,5]	17.14	[6]	26.16	4.57	(1.11	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$47		$36	$36	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	[7]	1.94	1.94	1.94	[7]
Expenses including reductions	1.86	[7]	1.89	1.89	1.89	[7]
Net investment loss	(1.12	) [7]	(1.00)	(1.06)	(1.19	) [7]
Portfolio turnover (%)	12		26	34	31	[8]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class C shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       21

Class 1 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$38.92		$32.46	$34.75	$35.98	$28.74	$24.09
Net investment income (loss)[2]	(0.01)		0.02	(0.01)	— [3]	(0.03)	0.05
Net realized and unrealized gain on investments	6.43		8.41	2.02	2.44	8.04	4.66
Total from investment operations	6.42		8.43	2.01	2.44	8.01	4.71
Less distributions
From net investment income	—		(0.01)	(0.01)	—	—	(0.06)
From net realized gain	(5.85)		(1.96)	(4.29)	(3.67)	(0.77)	—
Total distributions	(5.85)		(1.97)	(4.30)	(3.67)	(0.77)	(0.06)
Net asset value, end of period	$39.49		$38.92	$32.46	$34.75	$35.98	$28.74
Total return (%)[4]	17.78	[5]	27.49	5.67	7.25	28.06	19.62
Ratios and supplemental data
Net assets, end of period (in millions)	$1,569		$1,306	$1,065	$969	$888	$696
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	[6]	0.87	0.87	0.86	0.86	0.86
Expenses including reductions	0.80	[6]	0.83	0.83	0.82	0.83	0.83
Net investment income	(0.07	) [6]	0.06	(0.03)	0.01	(0.08)	0.18
Portfolio turnover (%)	12		26	34	31	33	33

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       22

Class NAV Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$38.95		$32.48	$34.76	$35.97	$28.72	$24.07
Net investment income (loss)[2]	—		0.04	0.01	0.02	(0.01)	0.06
Net realized and unrealized gain on investments	6.44		8.41	2.02	2.44	8.03	4.67
Total from investment operations	6.44		8.45	2.03	2.46	8.02	4.73
Less distributions
From net investment income	—		(0.02)	(0.02)	—	—	(0.08)
From net realized gain	(5.85)		(1.96)	(4.29)	(3.67)	(0.77)	—
Total distributions	(5.85)		(1.98)	(4.31)	(3.67)	(0.77)	(0.08)
Net asset value, end of period	$39.54		$38.95	$32.48	$34.76	$35.97	$28.72
Total return (%)[3]	17.82	[4]	27.54	5.74	7.31	28.11	19.69
Ratios and supplemental data
Net assets, end of period (in millions)	$915		$995	$1,364	$1,501	$1,854	$1,551
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	[5]	0.82	0.82	0.81	0.81	0.81
Expenses including reductions	0.75	[5]	0.78	0.78	0.77	0.78	0.78
Net investment income (loss)	(0.02	) [5]	0.11	0.02	0.06	(0.04)	0.24
Portfolio turnover (%)	12		26	34	31	33	33

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide long-term growth of capital. Current income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       24

includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$643,853,883	$643,853,883	—	—
Consumer staples	12,410,116	12,410,116	—	—
Financials	263,966,432	263,966,432	—	—
Health care	459,265,492	459,265,492	—	—
Industrials	267,936,303	267,936,303	—	—
Information technology	1,212,609,156	1,144,332,929	$68,276,227	—
Materials	16,506,829	16,506,829	—	—
Real estate	15,489,621	15,489,621	—	—
Utilities	8,474,352	8,474,352	—	—
Securities lending collateral	21,274,722	21,274,722	—	—
Short-term investments	4,069,964	4,069,964	—	—
Total investments in securities	$2,925,856,870	$2,857,580,643	$68,276,227	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       25

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2018, the fund loaned common stocks valued at $20,856,982 and received $21,281,648 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018, were $3,488.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       26

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis, to the sum of: a) 0.825% of the first $500 million of the fund's aggregate net assets; b) 0.800% of the next $500 million of the fund's aggregate net assets; and c) 0.750% of the fund's aggregate net assets in excess of $1 billion. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for the day is 0.750% of the first $1 billion of the fund's aggregate net assets. Aggregate net assets include the net assets of the fund and Blue Chip Growth Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of Class A and Class C shares" means all expenses of the applicable class (including fund

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       27

expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may be terminated at any time.

The expense reductions described above amounted to the following for the six months ended February 28, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$92,821	Class 1	$252,756
Class C	7,206	Total	$522,076
Class NAV	169,293

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended February 28, 2018 were equivalent to a net annual effective rate of 0.71% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $705,061 for the six months ended February 28, 2018. Of this amount, $116,896 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $579,235 was paid as sales commissions to broker-dealers and $8,930 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018, CDSCs received by the Distributor amounted to $1,571 and $10,718 for Class A and Class C shares, respectively.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       28

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$478,411	$170,559
Class C	200,930	21,485
Class 1	352,637	—
Total	$1,031,978	$192,044

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$9,986,750	1	1.250%	$347

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,939,157	$75,799,481	2,714,374	$93,439,755
Distributions reinvested	1,263,867	45,587,715	410,810	12,743,341
Repurchased	(1,105,208)	(42,904,759)	(2,580,412)	(87,103,410)
Net increase	2,097,816	$78,482,437	544,772	$19,079,686
Class C shares
Sold	242,440	$9,217,450	288,011	$9,643,062
Distributions reinvested	163,416	5,745,653	65,019	1,987,624
Repurchased	(140,154)	(5,350,419)	(513,923)	(17,033,385)
Net increase (decrease)	265,702	$9,612,684	(160,893)	($5,402,699)

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       29

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,540,309	$99,784,529	2,237,052	$79,737,592
Distributions reinvested	5,449,779	198,426,434	2,019,609	62,951,197
Repurchased	(1,823,007)	(70,252,331)	(3,483,877)	(116,629,579)
Net increase	6,167,081	$227,958,632	772,784	$26,059,210
Class NAV shares
Sold	120,288	$4,795,950	269,627	$9,446,568
Distributions reinvested	3,562,147	129,840,260	2,039,703	63,597,937
Repurchased	(6,091,304)	(242,622,385)	(18,766,050)	(640,733,640)
Net decrease	(2,408,869)	($107,986,175)	(16,456,720)	($567,689,135)
Total net increase (decrease)	6,121,730	$208,067,578	(15,300,057)	($527,952,938)

Affiliates of the fund owned 100% of Class 1 and Class NAV shares on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $338,750,467 and $504,062,417, respectively, for the six months ended February 28, 2018.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2018, funds within the John Hancock group of funds complex held 31.5% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Fund	12.2%
John Hancock Funds II Multimanager Lifestyle Balanced Fund	8.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Fund	5.1%

Note 9 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2018, the fund engaged in purchases amounting to $815,850.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       30

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437136	457SA 2/18 4/18

John Hancock

Emerging Markets Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Investors around the world experienced a meaningful rise in market volatility in the last few weeks of the reporting period. Stock prices declined as bond yields climbed amid the prospect of higher inflation. While some in the asset management community see the sell-off as an overdue correction, we believe the extended period of extremely low volatility in financial asset prices is behind us for the time being.

Ultimately, market prices are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report. In the United States, unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. In step with these signals of domestic economic strength, synchronized global growth continued to gain momentum, which has contributed to favorable corporate earnings across the world's developed and emerging markets.

While markets delivered positive results for the overall period, it's important for investors to be cognizant of the downside risks. Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies investing in any market cycle.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Emerging Markets Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
25	Notes to financial statements
34	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Overall, emerging-market equities posted solid gains

The fund and its benchmark, the MSCI Emerging Markets Index, posted positive returns, although the fund underperformed the benchmark.

An emphasis on smaller stocks detracted from relative performance

The fund's inclusion of small-cap stocks and its lesser allocation to mega caps detracted from performance relative to the benchmark, as mega caps held by the benchmark outperformed.

The fund's positioning in selected countries had a negative impact

The fund's lesser weighting in China and Russia had a negative impact on performance relative to the benchmark, as those equity markets outperformed.

SECTOR COMPOSITION AS OF 2/28/18 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Value stocks may decline in price. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments in the Greater China region may be subject to less developed trading markets, acute political risks such as possible negative repercussions resulting from China's relationship with Taiwan or Hong Kong, and restrictions on monetary repatriation or other adverse government actions. Currency transactions and valuations are affected by fluctuations in exchange rates. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       3

Discussion of fund performance

An interview with Portfolio Manager Allen Pu, CFA, Ph.D., Dimensional Fund Advisors LP

Allen Pu, CFA, Ph.D.
Portfolio Manager
Dimensional Fund Advisors LP

Emerging-market equities posted solid gains during the six months ended February 28, 2018. Can you describe the market environment for the fund's benchmark, the MSCI Emerging Markets Index?

The benchmark generally climbed on a fairly steady arc through most of the period, with the exception of a steep rise in early January, followed by a sharp decline in late January and early February. This stretch of elevated volatility for the benchmark marked a departure from the relative calm experienced since the beginning of 2017. Overall, the benchmark outperformed non-U.S. developed-market equities, as represented by the MSCI World ex-USA Index, and also outpaced U.S. equities, as represented by the Russell 3000 Index.

At the sector level, the strongest performers in the overall index were healthcare, energy, and financials. Conversely, real estate, telecommunication services, and utilities posted the weakest returns. Within the benchmark, value stocks generally underperformed growth stocks at the large- and small-cap segments of the market. The magnitude of value stocks' underperformance was more significant at the large-cap level than at the small-cap level. From a size standpoint, companies with market capitalization greater than $50 billion (mega caps) generally outperformed the other size segments of the emerging-market equity universe.

Among the three largest countries included in the benchmark, China's equity market outperformed, while South Korea and Taiwan underperformed. Overall, currency movements had a positive impact on U.S. dollar-denominated investment returns. The U.S. dollar depreciated against some emerging-market currencies for the period, notably the South African rand and the Malaysian ringgit, but appreciated against others, notably the Turkish lira and Mexican peso.

Did this environment affect the portfolio team's management of the fund?

We continued to pursue a disciplined approach to identify securities for purchase or sale within the fund. As a result of our diversified investment approach, the performance of the fund's portfolio of more than 4,000 equity holdings is determined principally by broad trends in emerging-market equities rather than by the behavior of a limited number of securities within a particular industry,

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       4

"The fund had lower weightings in mega- and large-cap stocks and higher weightings in small- and micro-cap stocks, which have very little representation within the benchmark."
country, or asset class. We seek long-term capital appreciation primarily in emerging-market securities. We also seek to purchase emerging-market equity securities across all market capitalizations, with greater exposure than the benchmark to areas of the market that have historically generated higher returns over the long term. As a result, the fund broadly maintains relatively high weightings in securities of small-cap issuers and in value stocks, generally meaning those that have a low price in relation to their book value. Additionally, we place greater emphasis on securities from companies with higher profitability.

At the market capitalization level, how did differences in the fund's holdings relative to the benchmark affect fund performance?

The fund had lower weightings in mega- and large-cap stocks and higher weightings in small- and micro-cap stocks, which have very little representation within the benchmark. Overall, these weighting differences detracted from relative performance, as mega-cap stocks held by the benchmark generally outperformed the benchmark's other size segments.

On the basis of value versus growth stocks, what impact did the fund's relatively high weight in value stocks, as compared with the benchmark, have on performance?

Overall, our greater emphasis on value stocks detracted from the fund's relative performance. In

TOP 10 HOLDINGS AS OF 2/28/18 (%)

Samsung Electronics Company, Ltd.	3.4
Taiwan Semiconductor Manufacturing Company, Ltd.	3.2
Tencent Holdings, Ltd.	2.4
Vale SA	0.9
Itau Unibanco Holding SA	0.9
Alibaba Group Holding, Ltd., ADR	0.8
China Mobile, Ltd., ADR	0.8
Ping An Insurance Group Company of China, Ltd., H Shares	0.7
China Construction Bank Corp., H Shares	0.7
SK Hynix, Inc.	0.7
TOTAL	14.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       5

"Overall, our greater emphasis on value stocks detracted from the fund's relative performance."
particular, large-cap growth stocks led the broad market, and the fund's lower weighting in those stocks had a negative impact on relative performance.

How did the fund's country weights and holdings differences in countries affect performance?

Differences in country weights between the fund and its benchmark had a negative impact on relative performance. The fund had a lesser allocation to China, the largest component of the benchmark; this had a negative impact, as Chinese equities generally outperformed the broad market. The fund also had a lesser allocation to Russia; this also weighed on relative performance, as Russian equities generally outperformed.

Conversely, differences within the fund's South African holdings relative to the benchmark had a positive impact on relative performance. In Taiwan, the outcome was mixed. The fund had a greater allocation to Taiwanese equities than the benchmark; this was a negative factor, as that market underperformed. Conversely, differences in holdings in Taiwan relative to the benchmark had a positive impact.

What about differences at the sector level? Was there any significant impact there?

The fund's greater allocation to industrials had a negative impact on relative performance, as that sector underperformed. In information technology, differences in holdings relative to the benchmark weighed on relative performance. In energy, the fund's overall positioning was a

TOP 10 COUNTRIES AS OF 2/28/18 (%)

South Korea	16.2
Taiwan	15.4
China	13.4
India	12.6
Brazil	8.2
South Africa	8.2
Hong Kong	3.9
Mexico	3.5
Malaysia	3.4
Thailand	3.1
TOTAL	87.9
As a percentage of total investments.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       6

negative factor. The fund's sector allocations are generally driven by the fund's emphasis on securities with higher expected returns, and should not be interpreted as tactical bets.

How was the fund positioned at the end of the period?

In keeping with our long-term investment approach, the fund generally held higher weights in value stocks and equities with smaller market capitalizations while emphasizing companies with higher profitability relative to the benchmark. As a result of this approach, the fund's most significant overweights were in the materials, industrials, and consumer staples sectors, while the most significant underweights were in the information technology, financials, and energy sectors. Relative to the benchmark, the fund held higher weightings in Taiwan and India, and lower weightings in China and Russia.

MANAGED BY

Joseph H. Chi, CFA On the fund since 2010 Investing since 1999
Jed S. Fogdall On the fund since 2010 Investing since 2004
Allen Pu, CFA, Ph.D. On the fund since 2015 Investing since 2002
Bhanu P. Singh On the fund since 2015 Investing since 2003
Mary T. Phillips, CFA On the fund since 2017 Investing since 2003

The views expressed in this report are exclusively those of Allen Pu, CFA, Ph.D., Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	19.13	3.03	2.71	2.91	16.09	30.69
Class C1	23.34	3.67	3.16	6.94	19.77	36.50
Class I1,2	25.66	4.43	3.50	8.50	24.17	41.00
Class R6[1,2]	25.78	4.52	3.56	8.60	24.71	41.84
Class NAV[2]	25.88	4.57	3.60	8.60	25.01	42.48
Index†	30.97	5.39	2.99	10.70	30.05	34.28

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross/Net (%)	1.50	2.20	1.19	1.09	1.08

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-29-08	13,650	13,650	13,428
Class I1,2	2-29-08	14,100	14,100	13,428
Class R6[1,2]	2-29-08	14,184	14,184	13,428
Class NAV[2]	2-29-08	14,248	14,248	13,428

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A shares and Class I shares were first offered on 3-31-11; Class C shares were first offered on 6-27-14; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,083.70	$7.44	1.44%
	Hypothetical example for comparison purposes	1,000.00	1,017.70	7.20	1.44%
Class C	Actual expenses/actual returns	1,000.00	1,079.40	11.03	2.14%
	Hypothetical example for comparison purposes	1,000.00	1,014.20	10.69	2.14%
Class I	Actual expenses/actual returns	1,000.00	1,085.00	5.89	1.14%
	Hypothetical example for comparison purposes	1,000.00	1,019.10	5.71	1.14%
Class R6	Actual expenses/actual returns	1,000.00	1,086.00	5.38	1.04%
	Hypothetical example for comparison purposes	1,000.00	1,019.60	5.21	1.04%
Class NAV	Actual expenses/actual returns	1,000.00	1,086.00	5.33	1.03%
	Hypothetical example for comparison purposes	1,000.00	1,019.70	5.16	1.03%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       11

Fund’s investments
Summary of fund’s investments as of 2-28-18 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 97.2%		$1,147,838,867
(Cost $792,745,250)
Australia 0.0%		398,702	0.0%
Brazil 6.0%		70,650,455	6.0%
Ambev SA	79,500	538,668	0.1%
Ambev SA, ADR	623,359	4,207,673	0.4%
Banco Bradesco SA	132,242	1,500,038	0.1%
Itau Unibanco Holding SA	68,334	917,602	0.1%
Petroleo Brasileiro SA (A)	387,058	2,759,676	0.2%
Petroleo Brasileiro SA, ADR (A)(B)	63,594	832,445	0.1%
Vale SA	771,378	10,702,695	0.9%
OTHER SECURITIES		49,191,658	4.1%
Chile 1.5%		18,219,580	1.5%
China 13.4%		158,418,831	13.4%
Alibaba Group Holding, Ltd., ADR (A)	53,487	9,956,070	0.9%
China Construction Bank Corp., H Shares	7,916,000	8,116,380	0.7%
China Petroleum & Chemical Corp., ADR	25,384	2,007,874	0.2%
China Petroleum & Chemical Corp., H Shares	1,266,000	1,004,787	0.1%
Geely Automobile Holdings, Ltd.	860,000	2,759,368	0.3%
Industrial & Commercial Bank of China, Ltd., H Shares	5,884,000	5,016,348	0.4%
NetEase, Inc., ADR	9,534	2,796,799	0.3%
Ping An Insurance Group Company of China, Ltd., H Shares	790,000	8,321,311	0.7%
Tencent Holdings, Ltd.	516,900	28,278,834	2.4%
OTHER SECURITIES		90,161,060	7.4%
Colombia 0.4%		4,673,598	0.4%
Czech Republic 0.1%		1,597,184	0.1%
Egypt 0.1%		632,153	0.1%
Greece 0.3%		3,776,334	0.3%
Hong Kong 3.9%		46,482,803	3.9%
China Mobile, Ltd., ADR	200,594	9,325,615	0.8%
China Unicom Hong Kong, Ltd., ADR (A)	221,819	2,830,410	0.3%
OTHER SECURITIES		34,326,778	2.8%
12	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Hungary 0.4%		$4,481,001	0.4%
India 12.6%		148,291,918	12.6%
HDFC Bank, Ltd.	268,985	7,912,216	0.7%
Housing Development Finance Corp., Ltd.	133,036	3,677,742	0.3%
Infosys, Ltd.	414,475	7,384,193	0.6%
Reliance Industries, Ltd.	257,166	3,731,430	0.3%
Tata Consultancy Services, Ltd.	81,526	3,783,058	0.3%
Vedanta, Ltd.	291,290	1,456,542	0.1%
Vedanta, Ltd., ADR	73,731	1,487,892	0.1%
OTHER SECURITIES		118,858,845	10.2%
Indonesia 2.8%		32,865,231	2.8%
Bank Rakyat Indonesia Persero Tbk PT	9,684,000	2,666,253	0.2%
OTHER SECURITIES		30,198,978	2.6%
Laos 0.0%		22,432	0.0%
Malaysia 3.4%		39,504,203	3.4%
Malta 0.0%		333,154	0.0%
Mexico 3.5%		41,248,058	3.5%
America Movil SAB de CV, Series L	6,641,335	6,105,590	0.5%
Grupo Mexico SAB de CV, Series B	1,227,284	4,156,345	0.4%
OTHER SECURITIES		30,986,123	2.6%
Netherlands 0.0%		336,997	0.0%
Peru 0.2%		2,878,585	0.2%
Philippines 1.3%		15,211,457	1.3%
Poland 1.7%		19,694,773	1.7%
Romania 0.0%		344,472	0.0%
Russia 1.3%		15,384,173	1.3%
Sberbank of Russia PJSC, ADR	272,779	5,526,503	0.5%
OTHER SECURITIES		9,857,670	0.8%
Singapore 0.0%		21,775	0.0%
South Africa 8.2%		96,744,958	8.2%
Barclays Africa Group, Ltd.	189,539	3,153,331	0.3%
FirstRand, Ltd.	1,002,096	6,220,950	0.5%
MTN Group, Ltd.	621,979	6,738,640	0.6%
Naspers, Ltd., N Shares	17,694	4,803,070	0.4%
Sanlam, Ltd.	343,120	2,616,594	0.2%
Sasol, Ltd.	95,171	3,312,573	0.3%
Shoprite Holdings, Ltd.	136,873	2,998,475	0.3%
Standard Bank Group, Ltd.	340,391	6,242,225	0.5%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value	% of Net Assets
South Africa (continued)			8.2%
The Bidvest Group, Ltd.	135,821	$2,572,000	0.2%
OTHER SECURITIES		58,087,100	4.9%
South Korea 16.1%		189,986,606	16.1%
Celltrion, Inc. (A)(B)	8,272	2,675,529	0.3%
LG Chem, Ltd.	9,342	3,298,912	0.3%
LG Display Company, Ltd., ADR (B)	195,759	2,662,322	0.2%
LG Electronics, Inc. (B)	36,789	3,383,244	0.3%
Lotte Chemical Corp.	6,065	2,551,378	0.2%
NAVER Corp.	4,178	3,094,104	0.3%
POSCO	11,209	3,708,803	0.3%
Samsung Electronics Company, Ltd.	18,526	40,258,277	3.4%
Shinhan Financial Group Company, Ltd.	14,573	633,366	0.1%
Shinhan Financial Group Company, Ltd., ADR	49,649	2,124,481	0.2%
SK Holdings Company, Ltd.	9,986	2,621,477	0.2%
SK Hynix, Inc.	112,491	7,933,245	0.7%
OTHER SECURITIES		115,041,468	9.6%
Taiwan 15.4%		181,410,784	15.4%
Catcher Technology Company, Ltd.	212,000	2,515,420	0.2%
CTBC Financial Holding Company, Ltd.	4,480,967	3,238,862	0.3%
Hon Hai Precision Industry Company, Ltd.	2,688,440	7,921,804	0.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	4,579,000	38,022,166	3.2%
OTHER SECURITIES		129,712,532	11.0%
Thailand 3.1%		36,557,559	3.1%
PTT PCL	391,800	7,028,511	0.6%
OTHER SECURITIES		29,529,048	2.5%
Turkey 1.4%		16,425,525	1.4%
Ukraine 0.0%		460,302	0.0%

United States 0.1%		785,264	0.1%
Preferred securities 2.4%		$28,418,640
(Cost $23,043,011)
Brazil 2.2%		26,370,172	2.2%
Banco Bradesco SA	445,791	5,323,021	0.5%
Itau Unibanco Holding SA	678,141	10,522,265	0.9%
Petroleo Brasileiro SA (A)	402,586	2,660,844	0.2%
OTHER SECURITIES		7,864,042	0.6%
Chile 0.1%		1,032,917	0.1%
Colombia 0.1%		819,774	0.1%
Malaysia 0.0%		14,662	0.0%
14	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Panama 0.0%		$141,481	0.0%

South Korea 0.0%		39,634	0.0%
Investment companies 0.1%		$624,310
(Cost $420,828)
South Korea 0.1%		624,310	0.1%
Warrants 0.0%		$81,712
(Cost $0)
Rights 0.0%		$28,236
(Cost $4,308)

	Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 2.9%			$33,924,017
(Cost $33,923,761)
John Hancock Collateral Trust (C)	1.5822 (D)	3,391,113	33,924,017	2.9%

Total investments (Cost $850,137,158) 102.6%	$1,210,915,782	102.6%
Other assets and liabilities, net (2.6%)	(30,237,571)	(2.6)%
Total net assets 100.0%	$1,180,678,211	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 2-28-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-18.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $860,109,359. Net unrealized appreciation aggregated to $350,806,423, of which $455,253,618 related to gross unrealized appreciation and $104,447,195 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $816,213,397) including $33,949,127 of securities loaned	$1,176,991,765
Affiliated investments, at value (Cost $33,923,761)	33,924,017
Total investments, at value (Cost $850,137,158)	1,210,915,782
Cash	1,523,733
Foreign currency, at value (Cost $2,522,088)	2,504,897
Cash held at broker for futures contracts	44,396
Receivable for investments sold	750,082
Receivable for fund shares sold	951,630
Dividends and interest receivable	2,949,198
Receivable for securities lending income	74,948
Other receivables and prepaid expenses	106,210
Total assets	1,219,820,876
Liabilities
Foreign capital gains tax payable	1,161,006
Payable for investments purchased	3,549,033
Payable for fund shares repurchased	210,626
Payable upon return of securities loaned	33,950,291
Payable to affiliates
Accounting and legal services fees	66,346
Transfer agent fees	11,724
Trustees' fees	1,764
Other liabilities and accrued expenses	191,875
Total liabilities	39,142,665
Net assets	$1,180,678,211
Net assets consist of
Paid-in capital	$1,025,819,855
Accumulated distributions in excess of net investment income	(6,557,153)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(198,187,500)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	359,603,009
Net assets	$1,180,678,211

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       16

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset value and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($59,906,151 ÷ 4,851,495 shares)[1]	$12.35
Class C ($3,892,808 ÷ 314,149 shares)[1]	$12.39
Class I ($62,577,398 ÷ 5,078,342 shares)	$12.32
Class R6 ($67,079,253 ÷ 5,449,943 shares)	$12.31
Class NAV ($987,222,601 ÷ 80,083,878 shares)	$12.33
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$13.00

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       17

STATEMENT OF OPERATIONS   For the six months ended 2-28-18 (unaudited)

Investment income
Dividends	$8,751,776
Securities lending	511,531
Interest	18,783
Less foreign taxes withheld	(849,048)
Total investment income	8,433,042
Expenses
Investment management fees	5,337,910
Distribution and service fees	99,417
Accounting and legal services fees	97,143
Transfer agent fees	73,492
Trustees' fees	5,656
State registration fees	46,111
Printing and postage	29,175
Professional fees	44,331
Custodian fees	427,190
Other	26,904
Total expenses	6,187,329
Less expense reductions	(49,159)
Net expenses	6,138,170
Net investment income	2,294,872
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	27,046,999
Affiliated investments	(8,120)
Futures contracts	107,067
27,145,946
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	66,964,213
Affiliated investments	419
66,964,632
Net realized and unrealized gain	94,110,578
Increase in net assets from operations	$96,405,450

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$2,294,872	$14,092,394
Net realized gain	27,145,946	8,356,966
Change in net unrealized appreciation (depreciation)	66,964,632	181,808,730
Increase in net assets resulting from operations	96,405,450	204,258,090
Distributions to shareholders
From net investment income
Class A	(545,061)	(3,990,763)
Class C	(12,788)	(20,102)
Class I	(769,540)	(575,343)
Class R6	(809,464)	(2,181)
Class NAV	(13,392,394)	(14,761,330)
Total distributions	(15,529,247)	(19,349,719)
From fund share transactions	(37,266,298)	(372,280,694)
Total increase (decrease)	43,609,905	(187,372,323)
Net assets
Beginning of period	1,137,068,306	1,324,440,629
End of period	$1,180,678,211	$1,137,068,306
Undistributed (accumulated distributions in excess of) net investment income	($6,557,153)	$6,677,222

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       19

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$11.51		$9.59	$8.64	$11.32	$9.58	$9.59
Net investment income[2]	—	[3,4]	0.03	0.09	0.10	0.16	0.09
Net realized and unrealized gain (loss) on investments	0.96		2.03	0.99	(2.68)	1.72	(0.03)
Total from investment operations	0.96		2.06	1.08	(2.58)	1.88	0.06
Less distributions
From net investment income	(0.12)		(0.14)	(0.13)	(0.10)	(0.14)	(0.07)
Net asset value, end of period	$12.35		$11.51	$9.59	$8.64	$11.32	$9.58
Total return (%)[5,6]	8.37	[7]	21.89	12.71	(22.90)	19.83	0.60
Ratios and supplemental data
Net assets, end of period (in millions)	$60		$51	$316	$401	$337	$32
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45	[8]	1.50	1.47	1.49	1.56	1.74 [9]
Expenses including reductions	1.44	[8]	1.49	1.46	1.48	1.56	1.74
Net investment income	0.03	[4,8]	0.29	1.09	1.02	1.57	0.85
Portfolio turnover (%)	3		14	6	14 [10]	17	7

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
[10]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       20

Class C Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$11.52		$9.60	$8.64	$11.32	$10.86
Net investment income (loss)[3]	(0.04	) [4]	0.04	0.06	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.95		1.96	0.96	(2.72)	0.43
Total from investment operations	0.91		2.00	1.02	(2.67)	0.46
Less distributions
From net investment income	(0.04)		(0.08)	(0.06)	(0.01)	—
Net asset value, end of period	$12.39		$11.52	$9.60	$8.64	$11.32
Total return (%)[5,6]	7.94	[7]	21.03	11.92	(23.57)	4.24	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$4		$3	$2	$1	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.15	[9]	2.22	2.17	3.23	11.75	[9]
Expenses including reductions	2.14	[9]	2.21	2.16	2.35	2.35	[9]
Net investment income (loss)	(0.67	) [4,9]	0.37	0.71	0.49	1.33	[9]
Portfolio turnover (%)	3		14	6	14 [10]	17	[11]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class C shares is 6-27-14.
[3]	Based on average daily shares outstanding.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Excludes merger activity.
[11]	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       21

Class I Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$11.50		$9.58	$8.64	$11.32	$9.59	$9.60
Net investment income[2]	0.02	[3]	0.18	0.13	0.10	0.12	0.13
Net realized and unrealized gain (loss) on investments	0.95		1.91	0.97	(2.65)	1.79	(0.01)
Total from investment operations	0.97		2.09	1.10	(2.55)	1.91	0.12
Less distributions
From net investment income	(0.15)		(0.17)	(0.16)	(0.13)	(0.18)	(0.13)
Net asset value, end of period	$12.32		$11.50	$9.58	$8.64	$11.32	$9.59
Total return (%)[4]	8.50	[5]	22.29	13.00	(22.68)	20.18	1.13
Ratios and supplemental data
Net assets, end of period (in millions)	$63		$92	$21	$13	$51	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	[6]	1.21	1.16	1.20	1.26	1.21
Expenses including reductions	1.14	[6]	1.20	1.15	1.19	1.25	1.21
Net investment income	0.33	[3,6]	1.73	1.56	1.00	1.14	1.29
Portfolio turnover (%)	3		14	6	14 [7]	17	7

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       22

Class R6 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16		8-31-15	8-31-14		8-31-13
Per share operating performance
Net asset value, beginning of period	$11.49		$9.58	$8.64		$11.32	$9.59		$9.60
Net investment income[2]	—	[3,4]	0.39	0.14		0.13	0.15		0.12
Net realized and unrealized gain (loss) on investments	0.98		1.70	0.97		(2.66)	1.76		—	[3]
Total from investment operations	0.98		2.09	1.11		(2.53)	1.91		0.12
Less distributions
From net investment income	(0.16)		(0.18)	(0.17)		(0.15)	(0.18)		(0.13)
Net asset value, end of period	$12.31		$11.49	$9.58		$8.64	$11.32		$9.59
Total return (%)[5]	8.60	[6]	22.31	13.16		(22.54)	20.19		1.12
Ratios and supplemental data
Net assets, end of period (in millions)	$67		$11	—	[7]	— [7]	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[8]	1.11	1.06		6.52	17.51		16.99
Expenses including reductions	1.04	[8]	1.11	1.04		1.06	1.21		1.22
Net investment income	0.38	[4,8]	3.53	1.58		1.32	1.40		1.18
Portfolio turnover (%)	3		14	6		14 [9]	17		7

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       23

Class NAV Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$11.51		$9.59	$8.65	$11.34	$9.60	$9.61
Net investment income[2]	0.03	[3]	0.15	0.13	0.13	0.15	0.13
Net realized and unrealized gain (loss) on investments	0.95		1.95	0.98	(2.67)	1.79	—	[4]
Total from investment operations	0.98		2.10	1.11	(2.54)	1.94	0.13
Less distributions
From net investment income	(0.16)		(0.18)	(0.17)	(0.15)	(0.20)	(0.14)
Net asset value, end of period	$12.33		$11.51	$9.59	$8.65	$11.34	$9.60
Total return (%)[5]	8.60	[6]	22.40	13.14	(22.59)	20.46	1.25
Ratios and supplemental data
Net assets, end of period (in millions)	$987		$979	$985	$1,600	$2,230	$2,163
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	[7]	1.10	1.05	1.06	1.08	1.08
Expenses including reductions	1.03	[7]	1.09	1.04	1.04	1.08	1.08
Net investment income	0.43	[3,7]	1.45	1.51	1.31	1.46	1.30
Portfolio turnover (%)	3		14	6	14 [8]	17	7

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       24

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       25

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$398,702	—	$398,702	—
Brazil	70,650,455	$70,650,455	—	—
Chile	18,219,580	3,023,124	15,196,456	—
China	158,418,831	27,011,944	131,327,577	$79,310
Colombia	4,673,598	4,673,598	—	—
Czech Republic	1,597,184	—	1,597,184	—
Egypt	632,153	—	632,153	—
Greece	3,776,334	—	3,776,334	—
Hong Kong	46,482,803	12,220,157	34,013,579	249,067
Hungary	4,481,001	—	4,481,001	—
India	148,291,918	1,695,941	146,553,870	42,107
Indonesia	32,865,231	1,106,122	31,753,399	5,710
Laos	22,432	—	22,432	—
Malaysia	39,504,203	—	39,504,203	—
Malta	333,154	—	333,154	—
Mexico	41,248,058	41,248,058	—	—
Netherlands	336,997	336,997	—	—
Peru	2,878,585	2,878,585	—	—
Philippines	15,211,457	—	15,210,376	1,081
Poland	19,694,773	—	19,694,773	—
Romania	344,472	—	344,472	—
Russia	15,384,173	6,534,570	8,849,603	—
Singapore	21,775	—	21,775	—
South Africa	96,744,958	4,510,917	92,234,041	—
South Korea	189,986,606	6,901,778	183,056,435	28,393
Taiwan	181,410,784	3,878,033	177,531,381	1,370
Thailand	36,557,559	—	36,457,036	100,523
Turkey	16,425,525	—	16,422,495	3,030
Ukraine	460,302	—	460,302	—
United States	785,264	—	785,264	—
Preferred securities

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       26

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Brazil	$26,370,172	$26,370,172	—	—
Chile	1,032,917	—	$1,032,917	—
Colombia	819,774	819,774	—	—
Malaysia	14,662	—	14,662	—
Panama	141,481	141,481	—	—
South Korea	39,634	—	39,634	—
Investment companies	624,310	—	624,310	—
Warrants	81,712	80,721	991	—
Rights	28,236	5,236	23,000	—
Securities lending collateral	33,924,017	33,924,017	—	—
Total investments in securities	$1,210,915,782	$248,011,680	$962,393,511	$510,591

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2018, the fund loaned common stocks valued at $33,949,127 and received $33,950,291 of cash collateral.

In addition, non-cash collateral of approximately $2,442,871 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral cannot be sold or repledged by the fund, and accordingly, is not reflected in the fund's net assets.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       27

into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2018 were $2,118.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2017, the fund has a short-term capital loss carryforward of $27,987,081 and a long-term capital loss carryforward of $194,852,062 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       28

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC (over-the-counter) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2018, the fund used futures contracts to equitize cash balances. The fund held futures contracts with notional values ranging up to $13.0 million. There were no open futures contracts as of February 28, 2018.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       29

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Futures contracts
Equity	$107,067

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.970% of the first $100 million of the fund's aggregate net assets and (b) 0.920% of the fund's aggregate net assets in excess of $100 million. Aggregate net assets include the net assets of the fund and Emerging Markets Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended February 28, 2018, the expense reductions described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$2,323	Class R6	$2,068
Class C	150	Class NAV	41,530
Class I	3,088	Total	$49,159

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2018, were equivalent to a net annual effective rate of 0.91% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       30

accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $131,505 for the six months ended February 28, 2018. Of this amount, $21,959 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $108,595 was paid as sales commissions to broker-dealers and $951 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018, CDSCs received by the Distributor amounted to $309 and $489 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$81,856	$29,180
Class C	17,561	1,879
Class I	—	39,553
Class R6	—	2,880
Total	$99,417	$73,492

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       31

credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Average loan balance	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	$7,641,576	6	1.218%	($1,551)

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	969,415	$11,711,838	3,850,111	$37,628,189
Distributions reinvested	45,439	537,538	447,608	3,983,711
Repurchased	(573,987)	(6,900,101)	(32,828,720)	(323,430,965)
Net increase (decrease)	440,867	$5,349,275	(28,531,001)	($281,819,065)
Class C shares
Sold	85,522	$1,029,701	126,842	$1,303,270
Distributions reinvested	1,070	12,720	2,240	20,045
Repurchased	(42,406)	(514,425)	(116,430)	(1,193,948)
Net increase	44,186	$527,996	12,652	$129,367
Class I shares
Sold	2,873,933	$34,071,127	9,553,043	$96,709,719
Distributions reinvested	64,863	765,380	63,767	566,247
Repurchased	(5,886,768)	(70,322,225)	(3,809,112)	(38,240,410)
Net increase (decrease)	(2,947,972)	($35,485,718)	5,807,698	$59,035,556
Class R6 shares
Sold	4,798,586	$56,845,963	1,021,560	$11,014,260
Distributions reinvested	68,302	804,595	61	542
Repurchased	(406,061)	(4,915,205)	(42,685)	(466,149)
Net increase	4,460,827	$52,735,353	978,936	$10,548,653
Class NAV shares
Sold	1,570,912	$18,527,461	9,398,658	$98,853,885
Distributions reinvested	1,134,949	13,392,394	1,662,312	14,761,330
Repurchased	(7,700,862)	(92,313,059)	(28,679,098)	(273,790,420)
Net decrease	(4,995,001)	($60,393,204)	(17,618,128)	($160,175,205)
Total net decrease	(2,997,093)	($37,266,298)	(39,349,843)	($372,280,694)

Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $38,930,563 and $98,346,687, respectively, for the six months ended February 28, 2018.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       32

Note 8 — Emerging-market risk

Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2018, funds within the John Hancock group of funds complex held 76.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	28.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	14.6%

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       33

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       34

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437137	368SA 2/18 4/18

John Hancock

Emerging Markets Debt Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Markets around the world experienced a meaningful rise in volatility in the last few weeks of the reporting period. Stocks and certain fixed-income assets declined as investors reacted to signs of rising inflation and the prospect of tighter monetary policy in the United States. Longer-term yields climbed sharply, as investors sold long-dated U.S. Treasury debt.

While some in the asset management community believe the dip in risk assets will be temporary, it's likely that the era of extremely low volatility is behind us for the time being. In fact, recent market behavior is likely representative of the balancing act investors will face in the year ahead: Continued solid economic growth will lead to a continued normalizing of monetary policy, meaning higher borrowing costs and greater headwinds for interest-rate-sensitive securities. Outside of the United States, central banks have also signaled that the future won't be as stimulative as the recent past.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Emerging Markets Debt Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
21	Financial statements
25	Financial highlights
32	Notes to financial statements
42	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return with an emphasis on current income as well as capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Emerging-market bonds lost ground

The fund's benchmark, the J.P. Morgan EMBI Global Index, finished with a loss of 1.63% due to its weak showing in February.

The fund posted a loss but outperformed the index

Class A shares (unadjusted for sales charges) outpaced the benchmark on the strength of individual security selection.

Performance in several Latin and South American countries aided returns

Issue selection in Brazil, Mexico, and Peru aided returns, as did an underweight in Venezuela.

PORTFOLIO COMPOSITION AS OF 2/28/18 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Investments in higher-yielding, lower-rated securities include a higher risk of default. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Because the fund may focus on particular sectors of the global economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer. Derivatives transactions, including hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       3

Discussion of fund performance

An interview with Portfolio Manager Paolo H. Valle, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Paolo H. Valle
Portfolio Manager
John Hancock Asset Management

How did emerging-market bonds perform during the six months ended February 28, 2018?

The fund's benchmark, the J.P. Morgan EMBI Global Index, declined 1.63%, with the bulk of the loss occurring in February. After performing well through the first part of 2017, emerging-market bonds began to trade weaker in the autumn due to the reversal in U.S. Treasury yields. The 10-year Treasury note touched its low for 2017 in the early days of the reporting period, reaching 2.05% in early September, but yields subsequently started to move higher due to the ongoing resurgence in global growth and the passage of sweeping tax cuts in the United States. This trend put downward pressure on emerging-market debt, since the decline in yield spreads earlier in 2017 left little room for the asset class to absorb a sizable increase in U.S. Treasury yields. Still, the category performed well relative to other segments of the world fixed-income market thanks to investors' ongoing demand for yield and the continued improvement in economic fundamentals across the emerging world.

The backdrop grew more challenging with the turn of the calendar to 2018, as investors became concerned that the U.S. Federal Reserve (Fed) would be compelled to raise interest rates more aggressively than expected to combat nascent inflation pressures. After closing 2017 at 2.40%, the 10-year U.S. Treasury yield spiked to 2.94% by mid-February. The rise in yields contributed to a significant increase in investors' aversion to risk, leading to a broad-based slump in equities and the higher-risk segments of the bond market. The benchmark fell 1.96% in February as a result, pulling the index into negative territory for the full six-month period.

What aspects of the fund's positioning helped and hurt performance?

The fund experienced a loss, but it outpaced the benchmark. It generated positive returns in each of the first five months of the period and outperformed the index in this time, before performing in line with the benchmark in the February downturn.

Positioning in Brazil made the largest contribution to results. In addition to having an overweight position in a market that outperformed, we added value through individual security selection in the corporate bond area. We emphasized global leaders with strong credit profiles and attractive yields, including Petrobras Global Finance BV and Vale Overseas, Ltd., an approach that worked well in the environment of the past six months. Our credit selection in Peru echoed a similar theme, as private companies such as San Miguel Industrias Pet SA and Abengoa Transmisión Sur SA—both of which featured robust fundamentals, attractive valuations, and business prospects aligned with a burgeoning middle class—performed well in the period.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       4

"... we maintained a fairly conservative approach that seeks to add value through a combination of bottom-up security selection and top-down sovereign analysis."

Our decision to reduce the fund's position in Venezuela to zero also contributed positively. We steadily decreased the portfolio's weighting in the country throughout the course of 2017, and we chose to eliminate it altogether in October. This was a significant underweight for the fund given that the country has a meaningful representation in the benchmark. Venezuela's market subsequently experienced a sharp decline in the latter part of 2017 due to investors' fading confidence in the government's ability to get the country's economy back on track. We believe our avoidance of the downside in Venezuela's bond market helps illustrate the potential value of an active, bottom-up approach.

The fund's primary detractors were its underweight positions in higher-risk markets that outperformed, including Ukraine. Although this aspect of our approach weighed on relative performance in the rising market of 2017, we think it can help mitigate risk if the environment becomes less favorable. An overweight in Argentina was also a slight detractor. The country outperformed in the first four months of the period, closing out a year in which it was one of the top-performing markets. However, Argentina began to lag somewhat in January and February due to concerns about the delayed implementation of market-friendly reform policies. Believing this was only a short-term headwind, we retained an overweight in the country.

QUALITY COMPOSITION AS OF 2/28/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       5

"We believe our avoidance of the downside in Venezuela's bond market helps illustrate the potential value of an active, bottom-up approach."

What changes did you make to the fund during the period?

Although we maintained a steady approach overall, we made a few notable changes in response to shifting market conditions. We maintained a weighting in sub-Saharan African nations such as Ghana and Kenya. We saw improving economic fundamentals, greater political stability, and favorable long-term demographics in these countries, which in our view made their higher yields an attractive value proposition. The fund closed the period with 9.6% of net assets in Africa, which was closely in line with the benchmark.

In terms of our other regional weightings, we maintained an overweight in Latin America despite our decision to reduce the position in Venezuela, with above-benchmark allocations to Brazil and Argentina. We continued to hold an underweight in Europe due to below-benchmark positions in major markets such as Turkey, Russia, and Ukraine, as well as in Poland, Hungary, and Romania. The fund was also underweight in Asia. While we held a positive view on Indonesia, we saw unattractive values in China, the Philippines, and Malaysia.

Our decision to boost the fund's allocation to local currency debt represented another meaningful shift. We increased the portfolio's weighting in this area to 8.7% of assets at the end of February, compared with 5.4% at the start of the period, on the belief that the ongoing weakness in the U.S. dollar created latitude for outperformance in local currency issues. The category outperformed U.S. dollar-denominated sovereign and corporate bond indexes, as an earlier downturn was offset by improved performance from mid-November onward. We continue to look for tactical opportunities in this segment.

TOP 10 ISSUERS AS OF 2/28/18 (%)

Republic of Argentina	6.6
Pertamina Persero PT	4.2
Republic of Turkey	3.7
Petrobras Global Finance BV	3.2
Federative Republic of Brazil	3.0
Republic of Indonesia	2.5
Republic of Hungary	2.3
Arab Republic of Egypt	1.9
Petroleos Mexicanos	1.7
Republic of Ghana	1.6
TOTAL	30.7
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       6

With a recent increase in volatility, how did you position the fund at the end of the period?

We believe the market's February reaction to interest-rate concerns marked a reversion to typical levels of market volatility. While the Fed is indeed likely to raise rates several times before the end of the year, we also believe this development has been factored into the markets. Further, we don't expect that global growth will accelerate to a degree that the Fed and other central banks will hike rates more aggressively than expected. We therefore see latitude for the emerging markets to continue to perform well relative to other fixed-income categories, especially in light of the improving fundamentals across the developing world. At the same time, we recognize that total returns may be constrained by yield spreads that remain low compared to historical levels.

With this as the backdrop, we maintained a fairly conservative approach that seeks to add value through a combination of bottom-up security selection and top-down sovereign analysis. We see this as a balanced strategy that can enable the fund to participate if the market continues to rise, while also guarding against the possibility of further volatility in financial assets.

MANAGED BY

Roberto Sanchez-Dahl, CFA On the fund since 2013 Investing since 1993
Paolo H. Valle On the fund since 2013 Investing since 1982

TOP 10 COUNTRIES AS OF 2/28/18 (%)

Argentina	9.9
Brazil	9.2
Mexico	9.1
Indonesia	8.1
Turkey	5.9
Netherlands	4.2
Peru	4.0
Russia	3.1
Colombia	3.0
Hungary	2.3
TOTAL	58.8
As a percentage of net assets.
Cash and cash equivalents are not included.

The views expressed in this report are exclusively those of Paolo H. Valle, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	6-month	5-year	Since inception[2]	as of 2-28-18	as of 2-28-18
Class A	2.15	2.16	5.11	-4.60	11.30	50.16	4.19	4.18
Class C3	4.65	2.47	5.31	-1.85	12.95	52.48	3.66	3.65
Class I4	6.70	3.35	6.03	-0.49	17.91	61.24	4.67	4.66
Class R2[3,4]	6.52	3.10	5.71	-0.58	16.51	57.28	4.47	4.46
Class R4[3,4]	6.66	3.17	5.75	-0.51	16.88	57.79	4.61	4.50
Class R6[3,4]	6.81	3.27	5.81	-0.44	17.43	58.53	4.76	4.75
Class NAV[3,4]	6.83	3.44	5.92	-0.43	18.44	59.89	4.77	4.76
Index†	3.31	3.63	6.68	-1.63	19.49	69.44	-	-

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.21	1.90	0.89	1.30	1.15	0.80	0.79
Net (%)	1.20	1.89	0.88	1.29	1.04	0.79	0.78

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the J.P. Morgan EMBI Global Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Debt Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the J.P. Morgan EMBI Global Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3,5	1-4-10	15,248	15,248	16,944
Class I4	1-4-10	16,124	16,124	16,944
Class R2[3,4]	1-4-10	15,728	15,728	16,944
Class R4[3,4]	1-4-10	15,779	15,779	16,944
Class R6[3,4]	1-4-10	15,853	15,853	16,944
Class NAV[3,4]	1-4-10	15,989	15,989	16,944

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 1-4-10.
3	Class C shares were first offered on 8-28-14; Class R2, R4, and R6 shares were first offered on 3-27-15; Class NAV shares were first offered on 6-20-13. The returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$993.60	$5.78	1.17%
	Hypothetical example for comparison purposes	1,000.00	1,019.00	5.86	1.17%
Class C	Actual expenses/actual returns	1,000.00	991.20	9.23	1.87%
	Hypothetical example for comparison purposes	1,000.00	1,015.50	9.35	1.87%
Class I	Actual expenses/actual returns	1,000.00	995.10	4.35	0.88%
	Hypothetical example for comparison purposes	1,000.00	1,020.40	4.41	0.88%
Class R2	Actual expenses/actual returns	1,000.00	994.20	5.24	1.06%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.31	1.06%
Class R4	Actual expenses/actual returns	1,000.00	994.90	4.55	0.93%
	Hypothetical example for comparison purposes	1,000.00	1,020.20	4.61	0.93%
Class R6	Actual expenses/actual returns	1,000.00	995.60	3.86	0.78%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	3.91	0.78%
Class NAV	Actual expenses/actual returns	1,000.00	995.70	3.81	0.77%
	Hypothetical example for comparison purposes	1,000.00	1,021.00	3.86	0.77%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       11

Fund’s investments
AS OF 2-28-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 44.4%					$359,996,712
(Cost $358,716,901)
Angola 0.9%					6,932,220
Republic of Angola Bond (A)	9.500	11-12-25		6,200,000	6,932,220
Argentina 8.1%					65,932,679
Provincia de Buenos Aires
Bond (A)	7.875	06-15-27		3,850,000	3,997,648
Bond (A)	9.950	06-09-21		5,600,000	6,230,000
Provincia de Rio Negro Bond (A)	7.750	12-07-25		2,300,000	2,190,750
Republic of Argentina
Bond	4.625	01-11-23		5,500,000	5,274,555
Bond	6.875	01-26-27		7,090,000	7,203,511
Bond	7.625	04-22-46		15,190,000	15,068,480
Bond	8.280	12-31-33		23,736,503	25,967,735
Bahrain 0.7%					5,451,458
Kingdom of Bahrain
Bond (A)	6.125	08-01-23		2,000,000	2,044,900
Bond (A)	7.000	10-12-28		3,450,000	3,406,558
Brazil 3.0%					24,228,883
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	4,149,500
Note	10.000	01-01-21	BRL	26,000,000	8,455,625
Note	10.000	01-01-23	BRL	23,000,000	7,451,450
Note	10.000	01-01-27	BRL	13,000,000	4,172,308
Chile 0.7%					5,901,000
Republic of Chile Bond	3.125	01-21-26		6,000,000	5,901,000
China 1.0%					7,848,061
The Export-Import Bank of China Bond	2.875	04-26-26		8,400,000	7,848,061
Colombia 1.5%					12,312,500
Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,437,000
Bond	5.000	06-15-45		4,900,000	4,875,500
Costa Rica 0.1%					965,000
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	965,000
Croatia 0.8%					6,036,302
Republic of Croatia Bond	5.500	04-04-23		5,650,000	6,036,302
12	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Dominican Republic 1.3%					$10,359,240
Government of Dominican Republic
Bond	5.875	04-18-24		5,500,000	5,803,490
Bond (A)	5.950	01-25-27		1,500,000	1,587,750
Bond (A)	6.875	01-29-26		2,650,000	2,968,000
Egypt 1.9%					15,730,688
Arab Republic of Egypt
Bond (A)	5.875	06-11-25		3,000,000	3,017,760
Bond (A)	7.500	01-31-27		3,700,000	4,001,261
Bond (A)	7.903	02-21-48		6,700,000	7,032,360
Bond (A)	8.500	01-31-47		1,500,000	1,679,307
Ghana 1.6%					13,137,313
Republic of Ghana
Bond	8.125	01-18-26		6,300,000	6,874,667
Bond (A)	9.250	09-15-22		2,220,000	2,495,169
Bond	9.250	09-15-22		3,350,000	3,767,477
Honduras 0.1%					1,089,176
Republic of Honduras Bond (A)	6.250	01-19-27		1,050,000	1,089,176
Hungary 2.3%					18,303,147
Republic of Hungary
Bond	5.375	02-21-23		4,700,000	5,083,050
Bond	5.375	03-25-24		12,100,000	13,220,097
Indonesia 2.5%					19,976,395
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	6,620,237
Bond	4.750	01-08-26		2,250,000	2,345,753
Bond (A)	5.375	10-17-23		2,851,000	3,065,743
Bond	5.875	01-15-24		1,100,000	1,211,153
Bond	6.625	02-17-37		2,421,000	2,929,676
Bond	8.375	03-15-34	IDR	48,200,000,000	3,803,833
Iraq 1.0%					8,050,205
Republic of Iraq
Bond	5.800	01-15-28		7,078,000	6,820,361
Bond (A)	6.752	03-09-23		1,200,000	1,229,844
Jamaica 0.4%					2,918,700
Government of Jamaica Bond	7.625	07-09-25		2,500,000	2,918,700
Kazakhstan 0.4%					3,390,352
Republic of Kazakhstan Bond (A)	5.125	07-21-25		3,100,000	3,390,352
Kenya 0.4%					3,282,944
Republic of Kenya Bond (A)	8.250	02-28-48		3,200,000	3,282,944
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	13

	Rate (%)	Maturity date		Par value^	Value
Macedonia 0.4%					$3,557,706
Republic of Macedonia Bond	5.625	07-26-23	EUR	2,500,000	3,557,706
Mexico 1.5%					11,800,617
Government of Mexico Bond	7.750	05-29-31	MXN	222,440,400	11,800,617
Montenegro 0.2%					1,877,842
Republic of Montenegro Bond (A)	5.750	03-10-21	EUR	1,400,000	1,877,842
Namibia 0.4%					3,404,250
Republic of Namibia Bond (A)	5.250	10-29-25		3,400,000	3,404,250
Nigeria 1.5%					12,276,891
Federal Republic of Nigeria
Bond (A)	7.625	11-28-47		2,500,000	2,566,325
Bond (A)	7.696	02-23-38		2,600,000	2,697,500
Bond (A)	7.875	02-16-32		2,000,000	2,155,640
Bond	7.875	02-16-32		4,500,000	4,857,426
Pakistan 0.5%					3,940,212
Republic of Pakistan Bond (A)	6.875	12-05-27		4,000,000	3,940,212
Panama 1.1%					9,184,450
Republic of Panama
Bond	4.000	09-22-24		3,800,000	3,914,000
Bond	6.700	01-26-36		3,050,000	3,870,450
Bond	8.875	09-30-27		1,000,000	1,400,000
Philippines 1.3%					10,785,576
Republic of Philippines
Bond	3.950	01-20-40		8,600,000	8,410,654
Bond	5.500	03-30-26		2,100,000	2,374,922
Poland 0.5%					4,133,435
Republic of Poland Bond	3.250	04-06-26		4,190,000	4,133,435
Senegal 0.2%					1,586,000
Republic of Senegal Bond (A)	6.250	05-23-33		1,600,000	1,586,000
South Africa 1.5%					11,698,647
Republic of South Africa
Bond	4.300	10-12-28		3,300,000	3,104,475
Bond	8.000	01-31-30	ZAR	106,000,000	8,594,172
Turkey 5.2%					42,191,922
Export Credit Bank of Turkey (A)	5.000	09-23-21		12,050,000	12,079,920
Republic of Turkey
Bond	4.250	04-14-26		18,500,000	17,084,750
14	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Turkey (continued)
Bond	6.000	03-25-27		4,750,000	$4,865,900
Bond	6.000	01-14-41		4,250,000	4,043,705
Bond	6.250	09-26-22		3,860,000	4,117,647
Uruguay 0.9%					7,608,000
Republic of Uruguay
Bond	4.375	10-27-27		650,000	670,118
Bond (A)	8.500	03-15-28	UYU	24,900,000	828,655
Bond (A)	9.875	06-20-22	UYU	169,400,000	6,109,227
Vietnam 0.5%					4,104,901

Socialist Republic of Vietnam Bond	4.800	11-19-24		4,000,000	4,104,901
Corporate bonds 53.2%					$431,084,564
(Cost $427,466,410)
Argentina 1.7%					13,925,121
Cablevision SA (A)	6.500	06-15-21		3,900,000	4,078,971
YPF SA (A)	8.500	03-23-21		2,400,000	2,629,200
YPF SA (A)	8.500	07-28-25		6,500,000	7,216,950
Azerbaijan 0.8%					6,793,431
State Oil Company of the Azerbaijan Republic	4.750	03-13-23		6,800,000	6,793,431
Brazil 6.3%					50,976,394
Banco BTG Pactual SA	5.750	09-28-22		4,200,000	4,152,666
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (B)	6.250	04-15-24		3,340,000	3,043,408
Braskem Finance, Ltd. (A)(B)	7.375	03-09-18		3,972,000	4,021,690
Natura Cosmeticos SA (A)	5.375	02-01-23		4,300,000	4,343,000
Odebrecht Finance, Ltd. (A)(B)	7.500	04-02-18		2,540,000	584,200
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22		557,914	535,597
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26		1,577,166	520,465
Odebrecht Oil & Gas Finance, Ltd. (A)(B)(C)(D)	2.009	04-03-18		253,378	6,461
Petrobras Global Finance BV	6.750	01-27-41		16,202,000	15,651,132
Petrobras Global Finance BV	6.850	06-05-15		11,300,000	10,650,250
Vale Overseas, Ltd.	6.875	11-21-36		6,210,000	7,467,525
Cayman Islands 1.8%					14,847,341
CK Hutchison International 17 II, Ltd. (A)	3.250	09-29-27		7,300,000	6,886,745
Three Gorges Finance I Cayman Islands, Ltd.	3.150	06-02-26		8,400,000	7,960,596
Chile 1.4%					11,383,152
Empresa Electrica Angamos SA (A)	4.875	05-25-29		7,500,000	7,447,752
Enel Americas SA	4.000	10-25-26		4,000,000	3,935,400
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	15

	Rate (%)	Maturity date		Par value^	Value
Colombia 1.4%					$10,947,250
Ecopetrol SA	5.875	05-28-45		7,700,000	7,719,250
Grupo Aval, Ltd.	4.750	09-26-22		3,200,000	3,228,000
Costa Rica 1.2%					9,968,025
Banco Nacional de Costa Rica	6.250	11-01-23		2,500,000	2,578,125
Instituto Costarricense de Electricidad	6.375	05-15-43		8,280,000	7,389,900
Croatia 0.8%					6,169,532
Hrvatska Elektroprivreda	5.875	10-23-22		5,700,000	6,169,532
Dominican Republic 0.6%					4,533,875
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29		4,150,000	4,533,875
India 1.3%					10,610,582
Vedanta Resources PLC (A)	6.375	07-30-22		2,990,000	3,071,926
Vedanta Resources PLC	7.125	05-31-23		3,020,000	3,197,576
Vedanta Resources PLC (A)	7.125	05-31-23		4,100,000	4,341,080
Indonesia 5.6%					45,270,743
Chandra Asri Petrochemical Tbk PT (A)	4.950	11-08-24		2,000,000	1,906,324
Pelabuhan Indonesia III Persero PT (A)	4.875	10-01-24		9,100,000	9,435,790
Pertamina Persero PT (A)	6.000	05-03-42		22,500,000	24,245,573
Pertamina Persero PT (A)	6.450	05-30-44		8,500,000	9,683,056
Ireland 0.7%					5,732,964
Sibur Securities DAC (A)	4.125	10-05-23		5,800,000	5,732,964
Israel 1.3%					10,820,080
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		6,000,000	6,297,000
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,000,000	4,523,080
Kazakhstan 1.6%					13,332,136
KazAgro National Management Holding JSC (A)	4.625	05-24-23		7,550,000	7,546,285
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42		4,600,000	5,186,215
Kazakhstan Temir Zholy National Company JSC (A)	4.850	11-17-27		600,000	599,636
Luxembourg 1.7%					14,092,300
Hidrovias International Finance SARL (A)	5.950	01-24-25		2,800,000	2,808,400
Klabin Finance SA (A)	4.875	09-19-27		5,800,000	5,628,900
Millicom International Cellular SA (A)	5.125	01-15-28		5,800,000	5,655,000
Mauritius 0.7%					5,796,097
MTN Mauritius Investment, Ltd. (A)	4.755	11-11-24		5,950,000	5,796,097
Mexico 7.6%					61,778,051
America Movil SAB de CV	7.125	12-09-24	MXN	55,000,000	2,708,649
Credito Real SAB de CV	7.250	07-20-23		2,000,000	2,105,000
Credito Real SAB de CV (A)	7.250	07-20-23		3,200,000	3,368,000
Cydsa SAB de CV (A)	6.250	10-04-27		7,600,000	7,590,500
16	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48	2,800,000	$2,572,500
Mexichem SAB de CV (A)	5.875	09-17-44	3,300,000	3,295,875
Mexichem SAB de CV	6.750	09-19-42	300,000	339,375
Mexichem SAB de CV (A)	6.750	09-19-42	1,600,000	1,810,000
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	6,691,750
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	6,442,875
Petroleos Mexicanos (A)	5.375	03-13-22	2,550,000	2,664,750
Petroleos Mexicanos	6.625	06-15-35	10,880,000	11,265,152
Sixsigma Networks Mexico SA de CV (A)	8.250	11-07-21	1,954,000	2,066,355
Trust F/1401 (A)	5.250	12-15-24	1,850,000	1,896,250
Trust F/1401 (A)	6.950	01-30-44	6,600,000	6,961,020
Netherlands 4.2%				33,738,699
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	10,798,775
GTH Finance BV (A)	7.250	04-26-23	1,800,000	1,967,810
GTH Finance BV	7.250	04-26-23	5,392,000	5,894,685
Listrindo Capital BV (A)	4.950	09-14-26	7,750,000	7,508,200
Myriad International Holdings BV (A)	4.850	07-06-27	3,200,000	3,248,026
VEON Holdings BV (A)	4.950	06-16-24	4,350,000	4,321,203
Panama 0.6%				4,598,000
Banco General SA (A)	4.125	08-07-27	4,750,000	4,598,000
Paraguay 0.7%				5,423,066
Telefonica Celular del Paraguay SA	6.750	12-13-22	5,300,000	5,423,066
Peru 4.0%				32,170,599
Abengoa Transmision Sur SA (A)	6.875	04-30-43	6,210,625	6,769,581
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,417,875
Kallpa Generacion SA (A)	4.875	05-24-26	2,890,000	2,962,250
Petroleos del Peru SA (A)	5.625	06-19-47	6,180,000	6,223,260
SAN Miguel Industrias Pet SA (A)	4.500	09-18-22	9,990,000	10,064,925
Volcan Cia Minera SAA	5.375	02-02-22	3,603,000	3,732,708
Russia 3.2%				25,517,098
Gazprom Neft OAO	6.000	11-27-23	3,700,000	4,009,986
Mobile Telesystems OJSC	5.000	05-30-23	5,700,000	5,842,095
Rosneft Oil Company (A)	4.199	03-06-22	4,100,000	4,094,613
Russian Agricultural Bank OJSC	8.500	10-16-23	3,750,000	4,184,318
Severstal OAO (A)	3.850	08-27-21	2,500,000	2,503,050
Severstal OAO	5.900	10-17-22	4,510,000	4,883,036
Singapore 0.2%				1,966,128
Medco Platinum Road Pte, Ltd. (A)	6.750	01-30-25	2,000,000	1,966,128
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	17

	Rate (%)	Maturity date	Par value^	Value
Thailand 1.3%				$10,727,525
PTT Global Chemical PCL (A)	4.250	09-19-22	1,400,000	1,439,493
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42	2,600,000	3,244,505
PTTEP Treasury Center Company, Ltd. (4.600% to 7-17-22, then 5 Year CMT + 2.724%) (A)(B)	4.600	07-17-22	6,050,000	6,043,527
Togo 0.5%				4,234,650
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,234,650
Turkey 0.7%				5,807,835
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25	5,500,000	5,807,835
United Kingdom 0.3%				2,173,422
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22	2,050,000	2,173,422
Virgin Islands 1.0%				7,750,468
State Grid Overseas Investment 2016, Ltd.	3.500	05-04-27	8,000,000	7,750,468

	Shares	Value
Common stocks 0.1%		$1,031,834
(Cost $5,909,631)
Colombia 0.1%		1,031,834
Frontera Energy Corp. (E)	31,145	1,031,834

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.5%				$3,787,337
(Cost $3,787,337)
U.S. Government Agency 0.2%				1,647,000
Federal Agricultural Mortgage Corp. Discount Note	1.151	03-01-18	250,000	250,000
Federal Home Loan Bank Discount Note	1.120	03-01-18	1,397,000	1,397,000

	Yield (%)	Shares	Value
Money market funds 0.1%			432,337
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.2429(F)	432,337	432,337

18	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase agreement 0.2%		1,708,000

Barclays Tri-Party Repurchase Agreement dated 2-28-18 at 1.350% to be repurchased at $1,708,064 on 3-1-18, collateralized by $1,861,100 U.S. Treasury Notes, 1.375% due 6-30-23 (valued at $1,742,264, including interest)	1,708,000	1,708,000
Total investments (Cost $795,880,279) 98.2%		$795,900,447
Other assets and liabilities, net 1.8%		14,362,140
Total net assets 100.0%		$810,262,587

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $381,330,570 or 47.1% of the fund's net assets as of 2-28-18.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Non-income producing security.
(F)	The rate shown is the annualized seven-day yield as of 2-28-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	19

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	5,257,805	USD	4,096,203	Bank of Nova Scotia	3/21/2018	$2,852	—
CLP	4,990,000,000	USD	8,248,636	Citibank N.A.	3/21/2018	136,326	—
EUR	6,753,000	USD	8,441,615	Citibank N.A.	5/2/2018	—	$(164,309)
JPY	1,326,144,506	USD	11,747,279	Goldman Sachs Bank	3/22/2018	701,040	—
MXN	154,000,000	USD	8,123,057	Citibank N.A.	3/21/2018	20,330	—
USD	4,234,367	CAD	5,257,805	Royal Bank of Canada	3/21/2018	135,311	—
USD	11,942,041	JPY	1,326,144,506	Goldman Sachs Bank	3/22/2018	—	(506,279)
						$995,859	$(670,588)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $799,987,047. Net unrealized depreciation aggregated to $3,761,329, of which $23,543,632 related to gross unrealized appreciation and $27,304,961 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
20	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Investments, at value (Cost $795,880,279)	$795,900,447
Foreign currency, at value (Cost $68)	67
Receivable for investments sold	6,391,050
Receivable for fund shares sold	119,125
Unrealized appreciation on forward foreign currency contracts	995,859
Dividends and interest receivable	11,249,537
Other receivables and prepaid expenses	78,701
Total assets	814,734,786
Liabilities
Unrealized depreciation on forward foreign currency contracts	670,588
Payable for fund shares repurchased	3,651,449
Distributions payable	446
Payable to affiliates
Accounting and legal services fees	45,936
Transfer agent fees	2,021
Distribution and service fees	4
Trustees' fees	992
Other liabilities and accrued expenses	100,763
Total liabilities	4,472,199
Net assets	$810,262,587
Net assets consist of
Paid-in capital	$839,725,083
Accumulated distributions in excess of net investment income	(1,379,934)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions and forward foreign currency contracts	(28,434,944)
Net unrealized appreciation (depreciation) on investments, translation of assets and liabilities in foreign currencies and forward foreign currency contracts	352,382
Net assets	$810,262,587

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       21

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset value and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($7,838,178 ÷ 819,764 shares)[1]	$9.56
Class C ($788,128 ÷ 82,481 shares)[1]	$9.56
Class I ($15,372,507 ÷ 1,605,945 shares)	$9.57
Class R2 ($61,493 ÷ 6,433 shares)	$9.56
Class R4 ($48,609 ÷ 5,087 shares)	$9.56
Class R6 ($634,691 ÷ 66,395 shares)	$9.56
Class NAV ($785,518,981 ÷ 82,154,443 shares)	$9.56
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.96

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       22

STATEMENT OF OPERATIONS   For the six months ended 2-28-18 (unaudited)

Investment income
Interest	$21,942,892
Less foreign taxes withheld	(12,750)
Total investment income	21,930,142
Expenses
Investment management fees	2,902,851
Distribution and service fees	12,195
Accounting and legal services fees	68,194
Transfer agent fees	11,664
Trustees' fees	6,126
State registration fees	44,118
Printing and postage	12,246
Professional fees	53,065
Custodian fees	91,980
Other	16,084
Total expenses	3,218,523
Less expense reductions	(35,002)
Net expenses	3,183,521
Net investment income	18,746,621
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	1,242,988
Futures contracts	526,722
Forward foreign currency contracts	(155,053)
1,614,657
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(23,141,302)
Futures contracts	26,012
Forward foreign currency contracts	(522,194)
(23,637,484)
Net realized and unrealized loss	(22,022,827)
Decrease in net assets from operations	($3,276,206)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       23

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$18,746,621	$34,824,276
Net realized gain (loss)	1,614,657	(3,304,923)
Change in net unrealized appreciation (depreciation)	(23,637,484)	21,782,506
Increase (decrease) in net assets resulting from operations	(3,276,206)	53,301,859
Distributions to shareholders
From net investment income
Class A	(144,265)	(146,752)
Class C	(15,959)	(15,524)
Class I	(410,952)	(539,126)
Class R2	(2,239)	(5,957)
Class R4	(2,026)	(5,770)
Class R6	(17,571)	(30,220)
Class NAV	(22,302,330)	(37,965,061)
Total distributions	(22,895,342)	(38,708,410)
From fund share transactions	19,763,810	220,571,294
Total increase (decrease)	(6,407,738)	235,164,743
Net assets
Beginning of period	816,670,325	581,505,582
End of period	$810,262,587	$816,670,325
Undistributed (accumulated distributions in excess of) net investment income	($1,379,934)	$2,768,787

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       24

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$9.87		$9.69	$8.82	$10.14	$9.35	$10.46
Net investment income[2]	0.20		0.46	0.49	0.43	0.45	0.53
Net realized and unrealized gain (loss) on investments	(0.26)		0.23	0.85	(1.28)	0.84	(0.92)
Total from investment operations	(0.06)		0.69	1.34	(0.85)	1.29	(0.39)
Less distributions
From net investment income	(0.25)		(0.51)	(0.47)	(0.44)	(0.46)	(0.49)
From net realized gain	—		—	—	—	(0.04)	(0.23)
From tax return of capital	—		—	—	(0.03)	—	—
Total distributions	(0.25)		(0.51)	(0.47)	(0.47)	(0.50)	(0.72)
Net asset value, end of period	$9.56		$9.87	$9.69	$8.82	$10.14	$9.35
Total return (%)[3,4]	(0.64	) [5]	7.54	15.80	(8.61)	14.19	(4.30)
Ratios and supplemental data
Net assets, end of period (in millions)	$8		$4	$2	$2	$4	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	[7]	1.21	1.24	1.39	3.43	1.86
Expenses including reductions	1.17	[7]	1.20	1.23	1.35	1.35	1.35
Net investment income	4.12	[7]	4.82	5.47	4.53	4.50	4.90
Portfolio turnover (%)	13		20	26	27	24	92

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       25

Class C Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$9.86		$9.67	$8.81	$10.13	$10.15
Net investment income (loss)[3]	0.17		0.39	0.43	0.34	(0.03)
Net realized and unrealized gain (loss) on investments	(0.25)		0.25	0.84	(1.28)	0.01
Total from investment operations	(0.08)		0.64	1.27	(0.94)	(0.02)
Less distributions
From net investment income	(0.22)		(0.45)	(0.41)	(0.35)	—	[4]
From tax return of capital	—		—	—	(0.03)	—
Total distributions	(0.22)		(0.45)	(0.41)	(0.38)	—	[4]
Net asset value, end of period	$9.56		$9.86	$9.67	$8.81	$10.13
Total return (%)[5,6]	(0.88	) [7]	6.68	15.14	(9.47)	(0.17	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	— [8]	— [8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	[9]	1.90	1.94	3.59	18.13	[9]
Expenses including reductions	1.87	[9]	1.90	1.93	2.30	2.30	[9]
Net investment income (loss)	3.47	[9]	4.05	4.88	3.65	(30.30	) [9]
Portfolio turnover (%)	13		20	26	27	24	[10]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class C shares is 8-28-14.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       26

Class I Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$9.88		$9.70	$8.83	$10.15	$9.35	$10.46
Net investment income[2]	0.22		0.48	0.53	0.47	0.45	0.56
Net realized and unrealized gain (loss) on investments	(0.26)		0.24	0.84	(1.29)	0.88	(0.91)
Total from investment operations	(0.04)		0.72	1.37	(0.82)	1.33	(0.35)
Less distributions
From net investment income	(0.27)		(0.54)	(0.50)	(0.47)	(0.49)	(0.53)
From net realized gain	—		—	—	—	(0.04)	(0.23)
From tax return of capital	—		—	—	(0.03)	—	—
Total distributions	(0.27)		(0.54)	(0.50)	(0.50)	(0.53)	(0.76)
Net asset value, end of period	$9.57		$9.88	$9.70	$8.83	$10.15	$9.35
Total return (%)[3]	(0.49	) [4]	7.87	16.14	(8.23)	14.61	(3.96)
Ratios and supplemental data
Net assets, end of period (in millions)	$15		$14	$8	$4	$10	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	[5]	0.89	0.93	0.98	2.04	1.52
Expenses including reductions	0.88	[5]	0.89	0.92	0.97	1.04	0.98
Net investment income	4.43	[5]	5.01	5.97	4.89	4.60	5.26
Portfolio turnover (%)	13		20	26	27	24	92

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R2 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.87		$9.69	$8.82	$9.35
Net investment income[3]	0.20		0.48	0.51	0.20
Net realized and unrealized gain (loss) on investments	(0.25)		0.23	0.85	(0.53)
Total from investment operations	(0.05)		0.71	1.36	(0.33)
Less distributions
From net investment income	(0.26)		(0.53)	(0.49)	(0.19)
From tax return of capital	—		—	—	(0.01)
Total distributions	(0.26)		(0.53)	(0.49)	(0.20)
Net asset value, end of period	$9.56		$9.87	$9.69	$8.82
Total return (%)[4]	(0.58	) [5]	7.70	16.02	(3.60	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	[7]	1.06	1.08	1.06	[7]
Expenses including reductions	1.06	[7]	1.06	1.07	1.05	[7]
Net investment income	4.20	[7]	5.02	5.78	4.91	[7]
Portfolio turnover (%)	13		20	26	27	[8]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       28

Class R4 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.87		$9.69	$8.82	$9.35
Net investment income[3]	0.21		0.49	0.52	0.20
Net realized and unrealized gain (loss) on investments	(0.26)		0.23	0.85	(0.53)
Total from investment operations	(0.05)		0.72	1.37	(0.33)
Less distributions
From net investment income	(0.26)		(0.54)	(0.50)	(0.19)
From tax return of capital	—		—	—	(0.01)
Total distributions	(0.26)		(0.54)	(0.50)	(0.20)
Net asset value, end of period	$9.56		$9.87	$9.69	$8.82
Total return (%)[4]	(0.51	) [5]	7.82	16.13	(3.56	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	[7]	1.05	1.08	1.06	[7]
Expenses including reductions	0.93	[7]	0.94	0.97	0.95	[7]
Net investment income	4.32	[7]	5.16	5.88	5.01	[7]
Portfolio turnover (%)	13		20	26	27	[8]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R6 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.87		$9.69	$8.82	$9.35
Net investment income[3]	0.22		0.48	0.49	0.21
Net realized and unrealized gain (loss) on investments	(0.26)		0.25	0.89	(0.53)
Total from investment operations	(0.04)		0.73	1.38	(0.32)
Less distributions
From net investment income	(0.27)		(0.55)	(0.51)	(0.20)
From tax return of capital	—		—	—	(0.01)
Total distributions	(0.27)		(0.55)	(0.51)	(0.21)
Net asset value, end of period	$9.56		$9.87	$9.69	$8.82
Total return (%)[4]	(0.44	) [5]	7.99	16.33	(3.49	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	[7]	0.80	0.83	0.81	[7]
Expenses including reductions	0.78	[7]	0.79	0.81	0.78	[7]
Net investment income	4.55	[7]	5.04	5.37	5.17	[7]
Portfolio turnover (%)	13		20	26	27	[8]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       30

Class NAV Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$9.87		$9.69	$8.82	$10.14	$9.34	$9.84
Net investment income[3]	0.22		0.50	0.54	0.49	0.50	0.07
Net realized and unrealized gain (loss) on investments	(0.26)		0.24	0.84	(1.29)	0.85	(0.50)
Total from investment operations	(0.04)		0.74	1.38	(0.80)	1.35	(0.43)
Less distributions
From net investment income	(0.27)		(0.56)	(0.51)	(0.48)	(0.51)	(0.07)
From net realized gain	—		—	—	—	(0.04)	—
From tax return of capital	—		—	—	(0.04)	—	—
Total distributions	(0.27)		(0.56)	(0.51)	(0.52)	(0.55)	(0.07)
Net asset value, end of period	$9.56		$9.87	$9.69	$8.82	$10.14	$9.34
Total return (%)[4]	(0.43	) [5]	8.00	16.29	(8.09)	14.83	(4.36	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$786		$797	$570	$552	$475	$195
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	[6]	0.79	0.81	0.79	0.88	0.90	[6]
Expenses including reductions	0.77	[6]	0.78	0.81	0.78	0.87	0.87	[6]
Net investment income	4.56	[6]	5.28	6.03	5.17	5.15	3.73	[6]
Portfolio turnover (%)	13		20	26	27	24	92	[7]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class NAV shares is 6-20-13.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       31

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and other open-end management investment companies are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment

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factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2018, all investments are categorized as Level 2 under the hierarchy above, except for common stocks and money market funds which are Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

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Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018 were $1,823.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2017, the fund has a short-term capital loss carryforward of $8,125,484 and a long-term capital loss carryforward of $18,361,391 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. The fund typically declares and pays capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent

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period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions, and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Collateral or margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded is detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts. Securities pledged by the fund for exchange-traded transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract.

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Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2018, the fund used futures contracts to manage duration of the fund, manage against anticipated interest rate changes and gain exposure to treasuries markets. The fund held futures contracts with notional values ranging up to $14.0 million, as measured at each quarter end. There were no open futures contracts as of February 28, 2018.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $24.5 million to $112.5 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$995,859	($670,588)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Foreign currency	—	($155,053)	($155,053)
Interest rate	$526,722	—	526,722
Total	$526,722	($155,053)	$371,669

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       36

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$26,012	—	$26,012
Foreign currency	—	($522,194)	(522,194)
Total	$26,012	($522,194)	($496,182)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund's average daily net assets; (b) 0.700% of the next $500 million of the fund's average daily net assets, and (c) 0.675% of the fund's average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       37

For the six months ended February 28, 2018, the expense reductions described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$240	Class R4	$4
Class C	30	Class R6	27
Class I	640	Class NAV	34,017
Class R2	4	Total	$34,962

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2018 were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $40 for Class R4 shares for the six months ended February 28, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,845 for the six months ended February 28, 2018. Of this amount, $1,084 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,219 was paid as sales commissions to broker-dealers and $542 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       38

determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$8,489	$3,032
Class C	3,480	373
Class I	—	8,209
Class R2	125	6
Class R4	101	5
Class R6	—	39
Total	$12,195	$11,664

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the Securities Exchange Commission (SEC), the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Average Loan Balance	Days outstanding	Weighted average interest rate	Interest Expense
Borrower	$1,050,029	1	1.480%	$43

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	524,032	$5,148,420	498,012	$4,776,889
Distributions reinvested	14,643	143,011	15,228	143,703
Repurchased	(116,562)	(1,139,389)	(309,895)	(2,874,698)
Net increase	422,113	$4,152,042	203,345	$2,045,894

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       39

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class C shares
Sold	27,056	$265,221	41,993	$398,708
Distributions reinvested	1,619	15,817	1,597	15,207
Repurchased	(5,844)	(56,196)	(3,507)	(32,652)
Net increase	22,831	$224,842	40,083	$381,263
Class I shares
Sold	638,153	$6,277,142	936,714	$8,982,527
Distributions reinvested	41,953	410,862	56,711	538,727
Repurchased	(508,661)	(4,993,763)	(427,147)	(3,998,001)
Net increase	171,445	$1,694,241	566,278	$5,523,253
Class R2 shares
Sold	510	$4,996	839	$8,020
Repurchased	(5,608)	(55,167)	(3)	(29)
Net increase (decrease)	(5,098)	($50,171)	836	$7,991
Class R4 shares
Repurchased	(5,608)	($55,183)	—	—
Net decrease	(5,608)	($55,183)	—	—
Class R6 shares
Sold	372	$3,631	31,809	$299,647
Distributions reinvested	1,797	17,571	2,645	25,187
Repurchased	(1)	(11)	(13,109)	(125,391)
Net increase	2,168	$21,191	21,345	$199,443
Class NAV shares
Sold	2,614,662	$25,743,222	26,809,325	$258,784,051
Distributions reinvested	2,279,356	22,302,330	4,015,582	37,965,061
Repurchased	(3,513,573)	(34,268,704)	(8,892,099)	(84,335,662)
Net increase	1,380,445	$13,776,848	21,932,808	$212,413,450
Total net increase	1,988,296	$19,763,810	22,764,695	$220,571,294

Affiliates of the fund owned 79%, 100%, 99% and 100% of shares of Class R2, Class R4, Class R6 and Class NAV, respectively, on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $195,747,234 and $100,961,459, respectively, for the six months ended February 28, 2018.

Note 8 — Emerging-market risk

Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       40

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2018, funds within the John Hancock group of funds complex held 96.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	35.2%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	22.3%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	14.0%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	11.0%

Note 10 — New rule issuance

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       41

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       42

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437138	358SA 2/18 4/18

John Hancock

Equity Income Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Markets around the world experienced a meaningful rise in volatility in the last few weeks of the reporting period. Stocks declined as investors reacted to higher bond yields and the prospect of rising inflation, even if that inflation was rising from historically low levels. While some in the asset management community believe the sell-off will be temporary, it's likely that the era of extremely low volatility is behind us for the time being.

Ultimately, the asset prices are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report as 2017 came to a close. Unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. One moderating factor was the U.S. Federal Reserve's steady tightening of monetary policy. While higher interest rates alone may not cause the economy to pull back, markets will be closely attuned to any sign of policymakers quickening the pace of interest-rate increases in the year ahead.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies investing in any market cycle.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Equity Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
20	Financial highlights
24	Notes to financial statements
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide substantial dividend income and also long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares, and have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks gained ground despite heightened volatility late in the period

Accelerating economic growth, rising corporate profits, and the passage of a tax reform package translated to strong returns for domestic equities.

The fund outpaced its benchmark

The fund produced a positive return and outperformed its benchmark, the Russell 1000 Value Index.

Stock selection and sector allocations both contributed to performance

Selection among industrial and consumer discretionary stocks added value, as did the fund's underweight positions in several slower-growing sectors that lagged.

SECTOR COMPOSITION AS OF 2/28/18 (%)

A note about risks

Large company stocks could fall out of favor. Value stocks may not increase in price as anticipated or may decline further in value. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       3

Discussion of fund performance

An interview with Portfolio Manager John D. Linehan, CFA, T. Rowe Price Associates, Inc.

John D. Linehan, CFA
Portfolio Manager
T. Rowe Price

Can you describe the market environment during the six months ended February 28, 2018?

Despite a bout of volatility in February 2018 that interrupted the slow, steady advance seen during much of the period, U.S. equities recorded strong gains. Stocks traded higher in the final four months of 2017 thanks to strong corporate earnings and positive economic data, including low unemployment and strong home sales. Broader tailwinds such as strengthening global economic growth, buoyant manufacturing data, and rising oil prices also boosted U.S. equities. Late in the year, the passage of a tax reform bill also sent stocks higher, as investors viewed the legislation as being likely to boost domestic economic growth and corporate profits in 2018.

In this environment, the fund's benchmark, the Russell 1000 Value Index, posted a gain of 7.26%. The information technology sector advanced the most, followed by financials and materials. The utilities and real estate sectors suffered the most significant declines.

How did the fund perform and what factors influenced its performance?

Class A shares of the fund returned of 9.15% for the period (excluding sales charges), well ahead of the return of its benchmark. Both stock selection and sector allocations contributed to the fund's outperformance. The largest contribution came from positioning in the industrials sector. Shares of The Boeing Company rallied due to the combination of cost reductions, productivity gains, and rising airline passenger growth, which translated to increased earnings and cash flow. We are positive on Boeing because it operates in a duopoly market that is expected to benefit from steady long-term airline passenger growth worldwide. In addition, management continues to focus on returning capital to shareholders. However, we trimmed the position based on the stock's substantial outperformance.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       4

"Despite a bout of volatility in February 2018 that interrupted the slow, steady advance seen during much of the period, U.S. equities recorded strong gains."

Stock selection in the consumer staples sector also boosted relative results. Tyson Foods, Inc. benefited from strong performance in its beef and pork segments, and management raised guidance for the company's chicken and prepared- foods segments as a result of cost-cutting initiatives. We like Tyson Foods' focus on increasing its higher-margin prepared-food business as it transitions into a branded protein company, which we believe should improve product diversity and lead to stronger, less volatile earnings over the long term.

The consumer discretionary sector was an additional area of strength for the fund due to the outperformance of holdings in Twenty-First Century Fox, Inc. and Kohl's Corp.

Positioning in the real estate sector further supported relative results, as fund performance benefited from both its underweight position and stock choices. Rising longer-term U.S. Treasury yields hurt shares of several real estate stocks by making their relatively high dividend payments less attractive in comparison. The portfolio's position in Rayonier, Inc. supported relative performance, as the timberland real estate investment trust benefited from strong home construction growth and solid global demand for wood fiber.

On the negative side, the fund lost some ground through its security selection in the financials sector. American International Group, Inc. faced losses from multiple hurricanes. The insurer also

TOP 10 HOLDINGS AS OF 2/28/18 (%)

JPMorgan Chase & Co.	4.2
Wells Fargo & Company	3.0
Exxon Mobil Corp.	2.4
Morgan Stanley	2.3
Microsoft Corp.	2.3
TOTAL SA, ADR	1.9
QUALCOMM, Inc.	1.9
The Boeing Company	1.9
DowDuPont, Inc.	1.9
Anthem, Inc.	1.8
TOTAL	23.6
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       5

"Given the higher potential for a more choppy market environment, we believe a cautious approach that seeks to take advantage of market gyrations is appropriate."
surprised investors by reserving $836 million for potential challenges in its commercial insurance segment. Shares of Brighthouse Financial, Inc. also fell after the company reported higher-than-expected expenses as it positioned itself to operate as a stand-alone company following its recent spin-off from MetLife, Inc.

Selection in the utilities sector further hampered relative results. Shares of PG&E Corp. traded lower due to concerns that the utility could potentially bear responsibility for the California wildfires, particularly after management suspended the company's quarterly dividend payment in an effort to conserve cash. While we like PG&E's attractive valuation and exposure to the California power market, we reduced the position due to the uncertainty surrounding potential liability. Edison International, which was also affected by the wildfires, was an additional detractor of note.

How would you characterize your view on overall market conditions at the close of the period and how have you positioned the fund?

We expect increased volatility and modest equity returns in the coming months as investors assess the impact of tax reform on individual companies and the economy as a whole. Given the higher potential for a more choppy market environment, we believe a cautious approach that seeks to take advantage of market gyrations is appropriate.

We believe an approach that strives to balance cyclical and defensive exposure is warranted due to the strong performance in the more cyclical areas of the market during 2017. Accordingly, we have sought to identify individual-stock opportunities in defensive market segments that have faced short-term controversy but that we believe are well positioned to outperform. With this background, we were net buyers in the consumer staples and real estate sectors. Conversely, we were net sellers in the industrials, financials, information technology, and consumer discretionary sectors.

Kimberly-Clark Corp., Chubb, Ltd., and Franklin Resources, Inc. were among our largest purchases during the period. While all three have faced recent challenges, we believe investors have been too

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       6

pessimistic, and we like the attractive valuations and risk/reward characteristics of these companies. We also purchased shares of CVS Health Corp. We are positive on the company's pending acquisition of Aetna, Inc., yet we also see value in the stock even if the deal is not completed.

Illinois Tool Works, Inc., Ameriprise Financial, Inc., and Exelon Corp. were our largest sales. In all cases, we sold shares because we found the stocks' risk/reward profiles had become less compelling following periods of strong performance. We no longer hold a position in Exelon.

The portfolio's positioning at the sector level is a result of our bottom-up stock selection process. At the end of the period, the fund was overweight in the materials and industrials sectors. Its weightings were broadly in line with the benchmark in the consumer discretionary, utilities, telecommunication services, financials, consumer staples, and information technology sectors. It was underweight in real estate, healthcare, and energy.

MANAGED BY

John D. Linehan, CFA On the fund since 2015 Investing since 1987

The views expressed in this report are exclusively those of John D. Linehan, CFA, T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-18	as of 2-28-18
Class A2	6.26	9.56	7.08	3.71	57.85	98.13	1.44	1.41
Class C2	10.09	10.21	7.40	7.74	62.63	104.11	0.82	0.79
Class 1[3]	12.34	10.89	7.69	9.38	67.66	109.77	1.88	1.84
Class NAV[3]	12.40	10.94	7.75	9.42	68.06	110.93	1.93	1.89
Index 1†	7.75	12.04	7.89	7.26	76.57	113.61	—	—
Index 2†	17.10	14.73	9.73	10.84	98.81	153.07	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class 1	Class NAV
Gross (%)	1.19	1.89	0.83	0.78
Net (%)	1.14	1.89	0.83	0.78

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Equity Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	2-29-08	20,411	20,411	21,361	25,307
Class 1[3]	2-29-08	20,977	20,977	21,361	25,307
Class NAV[3]	2-29-08	21,093	21,093	21,361	25,307

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,091.50	$5.91	1.14%
	Hypothetical example for comparison purposes	1,000.00	1,019.10	5.71	1.14%
Class C	Actual expenses/actual returns	1,000.00	1,087.40	9.52	1.84%
	Hypothetical example for comparison purposes	1,000.00	1,015.70	9.20	1.84%
Class 1	Actual expenses/actual returns	1,000.00	1,093.80	4.05	0.78%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	3.91	0.78%
Class NAV	Actual expenses/actual returns	1,000.00	1,094.20	3.79	0.73%
	Hypothetical example for comparison purposes	1,000.00	1,021.20	3.66	0.73%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       11

Fund’s investments
AS OF 2-28-18 (unaudited)
	Shares	Value
Common stocks 95.9%		$1,601,948,227
(Cost $1,164,941,967)
Consumer discretionary 7.2%		119,663,307
Auto components 0.5%
Adient PLC (A)	141,082	8,755,549
Automobiles 0.2%
Ford Motor Company	233,700	2,479,557
Hotels, restaurants and leisure 1.0%
Las Vegas Sands Corp.	228,500	16,637,085
Leisure products 0.5%
Mattel, Inc. (A)	545,900	8,679,810
Media 3.9%
Comcast Corp., Class A	466,892	16,906,159
News Corp., Class A	835,600	13,478,228
The Walt Disney Company	53,700	5,539,692
Twenty-First Century Fox, Inc., Class B	809,200	29,471,064
Multiline retail 0.8%
Kohl's Corp.	187,300	12,378,657
Specialty retail 0.3%
L Brands, Inc. (A)	108,200	5,337,506
Consumer staples 7.8%		130,642,329
Beverages 0.9%
Diageo PLC	41,781	1,417,652
PepsiCo, Inc.	131,600	14,440,468
Food and staples retailing 1.7%
CVS Health Corp.	168,893	11,439,123
Walmart, Inc.	190,300	17,128,903
Food products 2.5%
Archer-Daniels-Midland Company	339,300	14,087,736
Kellogg Company	102,700	6,798,740
Tyson Foods, Inc., Class A	288,200	21,436,316
Household products 1.2%
Kimberly-Clark Corp.	173,200	19,211,344
Personal products 0.3%
Coty, Inc., Class A	274,733	5,307,842
Tobacco 1.2%
Philip Morris International, Inc.	187,100	19,374,205
Energy 8.8%		146,868,349
Oil, gas and consumable fuels 8.8%
Apache Corp.	322,396	11,009,823
Canadian Natural Resources, Ltd.	9,900	311,454
12	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Chevron Corp.	152,460	$17,063,323
EQT Corp.	38,760	1,950,016
Exxon Mobil Corp.	520,724	39,439,636
Hess Corp.	371,600	16,878,072
Occidental Petroleum Corp.	249,500	16,367,200
TOTAL SA, ADR (A)	574,500	32,568,405
TransCanada Corp.	261,000	11,280,420
Financials 27.2%		454,803,396
Banks 13.7%
Bank of America Corp.	95,622	3,069,466
Citigroup, Inc.	320,800	24,217,192
Fifth Third Bancorp	768,700	25,405,535
JPMorgan Chase & Co.	600,914	69,405,567
KeyCorp	681,100	14,391,643
The PNC Financial Services Group, Inc.	118,400	18,666,944
U.S. Bancorp	456,800	24,831,648
Wells Fargo & Company	847,900	49,525,839
Capital markets 6.4%
Ameriprise Financial, Inc.	45,700	7,149,308
Franklin Resources, Inc.	280,400	10,843,068
Morgan Stanley	688,900	38,592,178
Northern Trust Corp.	79,700	8,437,839
State Street Corp.	248,900	26,420,735
The Bank of New York Mellon Corp.	254,900	14,536,947
Insurance 7.1%
American International Group, Inc.	345,654	19,819,800
Brighthouse Financial, Inc. (B)	226,709	12,303,497
Chubb, Ltd.	144,455	20,501,054
Loews Corp.	442,742	21,840,463
Marsh & McLennan Companies, Inc.	107,000	8,883,140
MetLife, Inc.	460,000	21,247,400
Willis Towers Watson PLC	36,782	5,807,878
XL Group, Ltd.	210,500	8,906,255
Health care 10.9%		182,452,183
Biotechnology 1.2%
Gilead Sciences, Inc.	256,100	20,162,753
Health care equipment and supplies 2.0%
Becton, Dickinson and Company	56,700	12,588,534
Medtronic PLC	248,213	19,829,737
Health care providers and services 1.8%
Anthem, Inc.	130,192	30,644,593
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	13

	Shares	Value
Health care (continued)
Pharmaceuticals 5.9%
Bristol-Myers Squibb Company	219,100	$14,504,420
GlaxoSmithKline PLC	542,510	9,729,229
GlaxoSmithKline PLC, ADR (A)	186,200	6,760,922
Johnson & Johnson	228,100	29,625,628
Merck & Company, Inc.	288,200	15,626,204
Pfizer, Inc.	632,888	22,980,163
Industrials 10.0%		167,992,783
Aerospace and defense 3.7%
Harris Corp.	193,186	30,165,994
The Boeing Company	87,600	31,729,596
Air freight and logistics 1.1%
United Parcel Service, Inc., Class B	175,700	18,344,837
Airlines 0.9%
Alaska Air Group, Inc.	26,100	1,683,450
Delta Air Lines, Inc.	129,700	6,990,830
Southwest Airlines Company	112,000	6,478,080
Building products 1.5%
Johnson Controls International PLC	677,529	24,980,494
Commercial services and supplies 0.2%
Stericycle, Inc. (B)	68,906	4,318,339
Electrical equipment 0.9%
Emerson Electric Company	208,700	14,830,222
Industrial conglomerates 0.4%
General Electric Company	461,900	6,517,409
Machinery 1.3%
Flowserve Corp.	200,499	8,491,133
Illinois Tool Works, Inc.	28,800	4,649,472
Pentair PLC	128,300	8,812,927
Information technology 9.0%		149,659,862
Communications equipment 1.7%
Cisco Systems, Inc.	633,200	28,354,696
Electronic equipment, instruments and components 0.5%
TE Connectivity, Ltd.	80,301	8,278,124
Semiconductors and semiconductor equipment 3.7%
Analog Devices, Inc.	47,900	4,318,185
Applied Materials, Inc.	241,900	13,931,021
QUALCOMM, Inc.	493,200	32,058,000
Texas Instruments, Inc.	108,700	11,777,645
Software 2.5%
CA, Inc.	85,800	3,011,580
Microsoft Corp.	409,000	38,351,930
14	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.6%
Hewlett Packard Enterprise Company	264,300	$4,913,337
Western Digital Corp.	53,600	4,665,344
Materials 5.4%		90,852,433
Chemicals 3.1%
Akzo Nobel NV	34,324	3,343,784
CF Industries Holdings, Inc.	420,600	17,345,544
DowDuPont, Inc.	450,340	31,658,902
Construction materials 0.7%
Vulcan Materials Company	95,800	11,278,534
Containers and packaging 1.0%
International Paper Company	276,125	16,454,289
Metals and mining 0.6%
Nucor Corp.	164,700	10,771,380
Real estate 2.5%		41,018,500
Equity real estate investment trusts 2.5%
Equity Residential	205,100	11,532,773
Rayonier, Inc.	432,769	14,709,818
SL Green Realty Corp.	42,172	4,087,310
Weyerhaeuser Company	305,127	10,688,599
Telecommunication services 2.8%		45,994,085
Diversified telecommunication services 2.7%
CenturyLink, Inc.	278,198	4,915,759
Telefonica SA	926,345	8,991,032
Verizon Communications, Inc.	640,477	30,576,372
Wireless telecommunication services 0.1%
Vodafone Group PLC	540,466	1,510,922
Utilities 4.3%		72,001,000
Electric utilities 3.2%
Edison International	185,005	11,209,453
PG&E Corp.	211,592	8,694,315
The Southern Company	621,898	26,778,928
Westar Energy, Inc.	125,100	6,096,123
Multi-utilities 1.1%
NiSource, Inc.	675,500	15,624,315

Sempra Energy	33,014	3,597,866
Preferred securities 2.1%		$35,266,674
(Cost $31,821,217)
Health care 0.7%		12,600,608
Health care equipment and supplies 0.7%
Becton, Dickinson and Company, 6.125%	215,395	12,600,608
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	15

	Shares	Value
Utilities 1.4%		$22,666,066
Electric utilities 0.8%
NextEra Energy, Inc., 6.123% (A)	226,445	12,522,409
Multi-utilities 0.6%
DTE Energy Company, 6.500%	54,404	2,814,863
Sempra Energy, 6.000%	72,326	7,328,794

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.3%				$5,293,035
(Cost $5,200,753)
Consumer discretionary 0.3%				5,293,035
Leisure products 0.3%
Mattel, Inc. (C)	6.750	12-31-25	5,202,000	5,293,035

	Yield (%)	Shares	Value
Securities lending collateral 1.2%			$20,464,230
(Cost $20,465,161)
John Hancock Collateral Trust (D)	1.5822(E)	2,045,727	20,464,230
Short-term investments 1.6%			$26,535,858
(Cost $26,535,858)
Money market funds 1.6%			26,535,858
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.3018(E)	1,084,185	1,084,185
T. Rowe Price Government Money Fund	1.3696(E)	25,451,673	25,451,673

Total investments (Cost $1,248,964,956) 101.1%	$1,689,508,024
Other assets and liabilities, net (1.1%)	(18,187,667)
Total net assets 100.0%	$1,671,320,357

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 2-28-18.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-28-18.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $1,259,711,441. Net unrealized appreciation aggregated to $429,796,583, of which $470,639,809 related to gross unrealized appreciation and $40,843,226 related to gross unrealized depreciation.
16	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,228,499,795) including $19,985,071 of securities loaned	$1,669,043,794
Affiliated investments, at value (Cost $20,465,161)	20,464,230
Total investments, at value (Cost $1,248,964,956)	1,689,508,024
Foreign currency, at value (Cost $1,608)	1,598
Receivable for investments sold	878,490
Receivable for fund shares sold	16,070
Dividends and interest receivable	4,250,663
Receivable for securities lending income	8,862
Other receivables and prepaid expenses	89,525
Total assets	1,694,753,232
Liabilities
Payable for investments purchased	1,909,839
Payable for fund shares repurchased	797,257
Payable upon return of securities loaned	20,476,670
Payable to affiliates
Accounting and legal services fees	95,242
Transfer agent fees	3,648
Trustees' fees	2,907
Investment management fees	196
Other liabilities and accrued expenses	147,116
Total liabilities	23,432,875
Net assets	$1,671,320,357
Net assets consist of
Paid-in capital	$1,173,515,007
Undistributed net investment income	3,524,886
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	53,739,738
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	440,540,726
Net assets	$1,671,320,357

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($39,429,636 ÷ 1,930,840 shares)[1]	$20.42
Class C ($3,077,463 ÷ 150,455 shares)[1]	$20.45
Class 1 ($244,477,756 ÷ 11,956,025 shares)	$20.45
Class NAV ($1,384,335,502 ÷ 67,775,048 shares)	$20.43
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$21.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       17

STATEMENT OF OPERATIONS  For the six months ended 2-28-18 (unaudited)

Investment income
Dividends	$22,016,048
Interest	360,671
Securities lending	77,669
Less foreign taxes withheld	(228,962)
Total investment income	22,225,426
Expenses
Investment management fees	6,127,794
Distribution and service fees	137,536
Accounting and legal services fees	140,789
Transfer agent fees	22,287
Trustees' fees	13,225
State registration fees	21,434
Printing and postage	15,662
Professional fees	43,006
Custodian fees	100,350
Other	22,392
Total expenses	6,644,475
Less expense reductions	(283,591)
Net expenses	6,360,884
Net investment income	15,864,542
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	94,958,576
Affiliated investments	(8,248)
Futures contracts	(9,157)
94,941,171
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	41,937,301
Affiliated investments	(600)
41,936,701
Net realized and unrealized gain	136,877,872
Increase in net assets from operations	$152,742,414

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$15,864,542	$39,082,535
Net realized gain	94,941,171	94,860,366
Change in net unrealized appreciation (depreciation)	41,936,701	97,722,803
Increase in net assets resulting from operations	152,742,414	231,665,704
Distributions to shareholders
From net investment income
Class A	(362,890)	(604,868)
Class C	(18,029)	(34,639)
Class 1	(2,882,921)	(6,343,151)
Class NAV	(15,878,117)	(34,483,639)
From net realized gain
Class A	(2,586,933)	(594,916)
Class C	(204,281)	(53,437)
Class 1	(17,169,385)	(5,711,645)
Class NAV	(92,481,016)	(29,346,961)
Total distributions	(131,583,572)	(77,173,256)
From fund share transactions	(22,088,983)	(262,107,676)
Total decrease	(930,141)	(107,615,228)
Net assets
Beginning of period	1,672,250,498	1,779,865,726
End of period	$1,671,320,357	$1,672,250,498
Undistributed net investment income	$3,524,886	$6,802,301

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       19

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$20.22		$18.50	$18.38	$19.76
Net investment income[3]	0.16		0.36	0.36	0.15
Net realized and unrealized gain (loss) on investments	1.69		2.17	1.62	(1.38)
Total from investment operations	1.85		2.53	1.98	(1.23)
Less distributions
From net investment income	(0.20)		(0.40)	(0.33)	(0.15)
From net realized gain	(1.45)		(0.41)	(1.53)	—
Total distributions	(1.65)		(0.81)	(1.86)	(0.15)
Net asset value, end of period	$20.42		$20.22	$18.50	$18.38
Total return (%)[4,5]	9.15	[6]	13.96	11.72	(6.31	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$39		$36	$22	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	[7]	1.19	1.23	1.24	[7]
Expenses including reductions	1.14	[7]	1.14	1.14	1.12	[7]
Net investment income	1.49	[7]	1.85	2.08	1.79	[7]
Portfolio turnover (%)	11		21	40	19	[8]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class A shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       20

Class C Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$20.25		$18.52	$18.39	$19.76
Net investment income[3]	0.08		0.22	0.24	0.08
Net realized and unrealized gain (loss) on investments	1.70		2.18	1.61	(1.38)
Total from investment operations	1.78		2.40	1.85	(1.30)
Less distributions
From net investment income	(0.13)		(0.26)	(0.19)	(0.07)
From net realized gain	(1.45)		(0.41)	(1.53)	—
Total distributions	(1.58)		(0.67)	(1.72)	(0.07)
Net asset value, end of period	$20.45		$20.25	$18.52	$18.39
Total return (%)[4,5]	8.74	[6]	13.16	10.89	(6.61	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$3	$2	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87	[8]	1.89	1.93	1.94	[8]
Expenses including reductions	1.84	[8]	1.86	1.89	1.87	[8]
Net investment income	0.79	[8]	1.12	1.39	0.94	[8]
Portfolio turnover (%)	11		21	40	19	[9]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class C shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       21

Class 1 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$20.24		$18.51	$18.39	$21.47	$18.53	$15.59
Net investment income[2]	0.19		0.44	0.40	0.36	0.35	0.32
Net realized and unrealized gain (loss) on investments	1.71		2.16	1.63	(1.78)	3.17	2.94
Total from investment operations	1.90		2.60	2.03	(1.42)	3.52	3.26
Less distributions
From net investment income	(0.24)		(0.46)	(0.38)	(0.52)	(0.45)	(0.32)
From net realized gain	(1.45)		(0.41)	(1.53)	(1.14)	(0.13)	—
Total distributions	(1.69)		(0.87)	(1.91)	(1.66)	(0.58)	(0.32)
Net asset value, end of period	$20.45		$20.24	$18.51	$18.39	$21.47	$18.53
Total return (%)[3]	9.38	[4]	14.36	12.06	(7.33)	19.24	21.20
Ratios and supplemental data
Net assets, end of period (in millions)	$244		$255	$271	$297	$377	$339
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	[5]	0.83	0.85	0.86	0.87	0.86
Expenses including reductions	0.78	[5]	0.79	0.81	0.82	0.83	0.83
Net investment income	1.84	[5]	2.23	2.29	1.77	1.75	1.82
Portfolio turnover (%)	11		21	40	19	17	14

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       22

Class NAV Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$20.22		$18.49	$18.37	$21.45	$18.52	$15.57
Net investment income[2]	0.20		0.45	0.41	0.37	0.37	0.32
Net realized and unrealized gain (loss) on investments	1.70		2.16	1.63	(1.78)	3.15	2.95
Total from investment operations	1.90		2.61	2.04	(1.41)	3.52	3.27
Less distributions
From net investment income	(0.24)		(0.47)	(0.39)	(0.53)	(0.46)	(0.32)
From net realized gain	(1.45)		(0.41)	(1.53)	(1.14)	(0.13)	—
Total distributions	(1.69)		(0.88)	(1.92)	(1.67)	(0.59)	(0.32)
Net asset value, end of period	$20.43		$20.22	$18.49	$18.37	$21.45	$18.52
Total return (%)[3]	9.42	[4]	14.44	12.13	(7.27)	19.25	21.33
Ratios and supplemental data
Net assets, end of period (in millions)	$1,384		$1,377	$1,485	$1,553	$1,760	$1,226
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	[5]	0.78	0.80	0.81	0.82	0.81
Expenses including reductions	0.73	[5]	0.74	0.76	0.77	0.78	0.78
Net investment income	1.90	[5]	2.30	2.34	1.83	1.81	1.87
Portfolio turnover (%)	11		21	40	19	17	14

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide substantial dividend income and also long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in other open-end mutual funds, including John Hancock Collateral Trust (JHCT) are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       24

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$119,663,307	$119,663,307	—	—
Consumer staples	130,642,329	129,224,677	$1,417,652	—
Energy	146,868,349	146,868,349	—	—
Financials	454,803,396	454,803,396	—	—
Health care	182,452,183	172,722,954	9,729,229	—
Industrials	167,992,783	167,992,783	—	—
Information technology	149,659,862	149,659,862	—	—
Materials	90,852,433	87,508,649	3,343,784	—
Real estate	41,018,500	41,018,500	—	—
Telecommunication services	45,994,085	35,492,131	10,501,954	—
Utilities	72,001,000	72,001,000	—	—
Preferred securities	35,266,674	35,266,674	—	—
Corporate bonds	5,293,035	—	5,293,035	—
Securities lending collateral	20,464,230	20,464,230	—	—
Short-term investments	26,535,858	26,535,858	—	—
Total investments in securities	$1,689,508,024	$1,659,222,370	$30,285,654	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       25

of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2018, the fund loaned common stocks valued at $19,985,071 and received $20,476,670 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018, were $2,717.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       26

manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC (over-the-counter) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       27

recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2018, the fund used futures contracts to manage cash flows. The fund held futures contracts with notional values ranging up to $14.7 million. There were no open futures contracts as of February 28, 2018.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Futures contracts
Equity	($9,157)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisors, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $100 million of aggregate net assets; b) 0.800% of the next $100 million of aggregate net assets; c) 0.775% of the next $300 million of aggregate net assets; d) 0.750% of the next $1 billion of aggregate net assets; e) 0.725% of the excess over $1.5 billion of aggregate assets. However, when the aggregate net assets exceed $200 million on any day, the annual rate of management fee for the day is 0.800% on the first $200 million of aggregate net assets; if aggregate net assets exceed $500 million on any day, the annual rate of management fee for the day is 0.775% on the first $500 million of aggregate net assets and 0.750% on aggregate net assets over $500 million; if aggregate net assets exceed $1 billion on any day, the annual rate of management fee for the day is 0.75% on the first $1 billion of aggregate net assets; and if aggregate net assets exceed $1.5 billion on any day, the annual rate of management fee for the day is 0.725% on the first $1.5 billion of aggregate net assets. Aggregate net assets include the net assets of the fund and Equity Income Trust, a series of John Hancock Variable Insurance Trust. The advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average annual net assets attributable to the class. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       28

ordinary course of business, and short dividend expense. This agreement expires December 31, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average annual net assets of the fund. Expenses exclude taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, class specific expenses, acquired fund fees, and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T.Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

The expense reductions described above amounted to the following for the six months ended February 28, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$6,668	Class 1	$43,080
Class C	513	Total	$283,591
Class NAV	233,330

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended February 28, 2018 were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $72,969 for the six months ended February 28, 2018. Of this amount, $12,650 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $59,809 was paid as sales commissions to broker-dealers and $510 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018, CDSCs received by the Distributor amounted to $83 and $1,127 for Class A and Class C shares, respectively.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       29

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$57,961	$20,651
Class C	15,308	1,636
Class 1	64,267	—
Total	$137,536	$22,287

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$8,074,153	1	1.250%	$280

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	264,732	$5,540,328	1,100,436	$21,382,410
Distributions reinvested	143,803	2,949,445	61,989	1,198,173
Repurchased	(280,349)	(5,902,519)	(564,625)	(10,988,370)
Net increase	128,186	$2,587,254	597,800	$11,592,213
Class C shares
Sold	9,523	$201,966	104,015	$2,019,012
Distributions reinvested	10,809	222,310	4,548	88,070
Repurchased	(15,658)	(331,135)	(77,529)	(1,498,454)
Net increase	4,674	$93,141	31,034	$608,628

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       30

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	89,575	$1,893,642	377,584	$7,381,360
Distributions reinvested	977,087	20,052,306	625,230	12,054,796
Repurchased	(1,727,988)	(36,287,571)	(3,003,132)	(58,099,196)
Net decrease	(661,326)	($14,341,623)	(2,000,318)	($38,663,040)
Class NAV shares
Sold	563,323	$12,095,483	2,156,608	$40,061,100
Distributions reinvested	5,285,084	108,359,133	3,315,514	63,830,600
Repurchased	(6,184,776)	(130,882,371)	(17,645,452)	(339,537,177)
Net decrease	(336,369)	($10,427,755)	(12,173,330)	($235,645,477)
Total net decrease	(864,835)	($22,088,983)	(13,544,814)	($262,107,676)

Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $187,935,044 and $316,795,785, respectively, for the six months ended February 28, 2018.

Note 8 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2018, funds within the John Hancock group of funds complex held 82.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Growth Fund	32.4%
John Hancock Funds II Multimanager Lifestyle Balanced Fund	22.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Fund	13.3%

Note 10 — Other Matters

The Trust and several of its funds, including Equity Income Fund (the fund), have been named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout ("LBO") transaction in 2007 whereby the Tribune Company ("Tribune") converted to a privately held company. In Kirchner v.FitzSimons,No. 12-2652 (S.D.N.Y.) (the "FitzSimons Action"), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       31

mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the "SLCFC Actions"). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned in re Tribune Company Fraudulent Conveyance Litigation,No.11-md-2696 (S.D.N.Y.). The total amount at issue for the Equity Income Fund is approximately $12 million.

On September 23, 2013, the District Court granted defendants' omnibus motion to dismiss the SLCFC Actions, concluding that the creditors lacked standing. Plaintiffs appealed to the U.S. Court of Appeals for the Second Circuit, and on March 29, 2016, the Second Circuit affirmed the dismissal of the state law constructive fraudulent transfer claims alleged in the SLCFC Actions. The Second Circuit concluded that the creditors had standing to pursue the claims, but that the claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On September 9, 2016, Plaintiffs filed a petition requesting that the U.S. Supreme Court agree to review the Second Circuit's decision. The shareholder defendants filed a joint brief in opposition to the petition on October 24, 2016. The Supreme Court has not yet granted or denied the petition. Separately, in the FitzSimons Action, the shareholder defendants moved to dismiss the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. Federal law. On January 6, 2017, the Court granted the defendants' motion to dismiss the intentional fraudulent conveyance claim. On February 23, 2017, the judge issued an order stating that he intends to permit an interlocutory appeal of the dismissal order but will wait to do so until the Court has resolved the remaining motions to dismiss filed by the other defendants. On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff's request without prejudice to renewal of the request in the event of an intervening change in the law. On February 27, 2018, the Supreme Court affirmed the Seventh Circuit's ruling on the Merit Management case, holding that Section 546(e)'s safe harbor does not apply when the financial institution is merely a conduit. On March 23, 2018, the defendants received a settlement demand from the plaintiffs. The settlement offer terminates on May 11, 2018 and is under review by the defendants.

At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on the fund's net asset value.

On June 30, 2016, the fund received a reimbursement from T. Rowe Price Associates Inc., the fund's subadvisor, due to a proxy voting error by the subadvisor in relation to a tender offer for shares of Dell Inc. The fund received a payment from the subadvisor for approximately $6.1 million. On December 14, 2017, the Delaware Supreme Court reversed and remanded the appraisal decision by the Delaware Chancery Court related to the Dell Inc. tender offer, which may lead to a change in the appraisal value. The reimbursement agreement with the subadvisor allowed for adjustments to the payments made to the fund should the appraisal value change at a future date. At this time, the fund cannot predict the outcome of these proceedings and therefore, is unable to determine a reasonable estimate of a liability, if any, to the subadvisor, which may be up to the amount the fund received.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       32

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437322	458SA 2/18 4/18

John Hancock

Floating Rate Income Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Markets around the world experienced a meaningful rise in volatility in the last few weeks of the reporting period. Stocks and certain fixed-income assets declined as investors reacted to signs of rising inflation and the prospect of tighter monetary policy in the United States. Longer-term yields climbed sharply, as investors sold long-dated U.S. Treasury debt.

While some in the asset management community believe the dip in risk assets will be temporary, it's likely that the era of extremely low volatility is behind us for the time being. In fact, recent market behavior is likely representative of the balancing act investors will face in the year ahead: Continued solid economic growth will lead to a continued normalizing of monetary policy, meaning higher borrowing costs and greater headwinds for interest-rate-sensitive securities. Outside of the United States, central banks have also signaled that the future won't be as stimulative as the recent past.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Floating Rate Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
24	Financial statements
27	Financial highlights
34	Notes to financial statements
42	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers, and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Bank loans advanced

Improving economic conditions, stronger corporate earnings, and federal tax reform provided a supportive environment for the U.S. bank loan market.

The fund trailed its benchmark

The fund advanced for the period but underperformed its benchmark, the S&P/LSTA Performing Loan Index.

Sector allocation detracted

An underweight position in the information technology sector and an overweight position in the utilities sector detracted the most from performance compared with the benchmark.

PORTFOLIO COMPOSITION AS OF 2/28/18 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A fund that focuses on a particular sector may fluctuate more than a fund that invests in a wider variety of sectors. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and extended settlement risk. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Derivatives transactions, including hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       3

Discussion of fund performance

An interview with Portfolio Manager Timothy J. Settel, Western Asset Management Company

Timothy J. Settel
Portfolio Manager
Western Asset Management Company

How did bank loans perform during the six months ended February 28, 2018?

Bank loans advanced in each month during the period, resulting in a 2.82% return for the fund's benchmark, the S&P/LSTA Performing Loan Index. By comparison, the Bloomberg Barclays U.S. Aggregate Bond Index (a broad bond market measure) posted a loss of 2.18%, while the S&P 500 Index (a broad stock market measure) returned 10.84%.

Bank loans were supported in part by an improving economic environment. Better-than-expected economic growth, stronger corporate earnings, and the passage of federal tax reform legislation provided a favorable backdrop for the bank loan market.

A short-term interest-rate increase by the U.S. Federal Reserve (Fed) in December was also beneficial for bank loan performance as the rate hike pushed the three-month London Interbank Offered Rate (LIBOR)—a common benchmark for the floating rates of bank loans—up to 2.02%, approaching a level not seen since before the 2008 credit crisis. Rising LIBOR and the accompanying increase in the floating rates of bank loans helped boost investor demand for the asset class.

Investors were also attracted to the bank loan market for its relative stability, especially late in the period as the U.S. stock and bond markets experienced an increase in volatility.

What about credit conditions in the bank loan market?

According to J.P. Morgan, the year-over-year bank loan default rate was 2.5% as of the end of the period, up from 1.4% at the start of the period. The increase was driven by rising defaults in the energy and retail industries. Overall, however, the default rate for bank loans remained low by historical standards.

From a performance perspective, lower-quality loans continued to outperform during the period as investor demand for their relatively high yields remained robust. Bank loans rated CCC, the lowest credit rating grade in the market, returned approximately 6.5% for the period. In contrast, loans rated BB, the loan market's highest rating category, returned just over 2.0%.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       4

"Better-than-expected economic growth, stronger corporate earnings, and the passage of federal tax reform legislation provided a favorable backdrop for the bank loan market."

What contributed to the fund's underperformance of its benchmark during the reporting period?

Sector allocation was the primary factor behind the fund's underperformance. In particular, an overweight position compared with the index in the utilities sector was a drag on relative results as utilities underperformed during the period. In addition, an underweight position in the information technology sector, which generated strong results during the period, detracted from performance compared with the index.

Positioning in the utilities and information technology sectors more than offset the positive impact of an overweight position in the energy sector, which performed well during the period as energy prices rose.

What other positioning decisions aided fund performance?

Individual security selection added significantly to performance relative to the benchmark during the period. Much of the favorable security selection was concentrated in the consumer discretionary and basic materials sectors. Key contributors included the bank loans of specialty retailers TOMS Shoes LLC, Academy, Ltd., and Spencer Gifts LLC, as well as metals and mining company Atlas Iron, Ltd. The strong performance of these companies more than offset the fund's biggest detractors, which included marine transportation services provider Commercial Barge Line Company and marketing services company Crossmark Holdings, Inc.

The fund's credit positioning was mildly positive for performance versus the index. Although an underweight position in CCC-rated loans for much of the period detracted from relative results, the fund's positioning among loans rated B and BB aided performance. By the end of the reporting period, the fund's credit weightings were fairly neutral versus those of the index.

COUNTRY COMPOSITION AS OF 2/28/18 (%)

United States	89.1
Canada	4.6
France	1.6
Netherlands	1.1
United Kingdom	1.0
Luxembourg	1.0
Other countries	1.6
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       5

"Overall, we remain positive on the outlook for the bank loan market, based on positive credit fundamentals and supportive investor demand for the floating-rate asset class."

Although corporate bonds underperformed the bank loan market during the period, the fund's opportunistic exposure to investment-grade corporate bonds contributed favorably to overall performance.

Based on your outlook for the bank loan market, how was the fund positioned at the end of the reporting period?

Recent earnings reports have provided further evidence that corporate credit metrics continue to improve. For the most part, corporate management teams continue to demonstrate a commitment to balance sheet discipline. Notable exceptions include the energy and mining industries, where capital expenditures have accelerated meaningfully. In addition, some segments of the economy have lowered their earnings projections, including wireline telecommunication services companies, retailers, pharmaceutical firms, and healthcare facility operators. We are cautious in each of these areas.

The consumer has remained resilient, and we are seeing positive earnings guidance from a number

SECTOR COMPOSITION AS OF 2/28/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       6

of consumer-oriented business segments, such as building materials, homebuilders, and construction equipment rental. These are our industries of choice.

The sharp rise in interest rates so far in 2018 has been driven by an elevated level of concern over inflation, but we do not believe this is consistent with the underlying data. As a result, we do not expect interest rates to move much higher for the balance of the year. Nonetheless, we are monitoring input prices amid evidence of rising raw material costs. We are also factoring the presumed impact of federal tax reform into our analytic models.

Overall, we remain positive on the outlook for the bank loan market, based on positive credit fundamentals and supportive investor demand for the floating-rate asset class.

MANAGED BY

Timothy J. Settel On the fund since inception Investing since 1993
Michael C. Buchanan, CFA On the fund since inception Investing since 1990
S. Kenneth Leech On the fund since 2014 Investing since 1977

QUALITY COMPOSITION AS OF 2/28/18 (%)

The views expressed in this report are exclusively those of Timothy J. Settel, Western Asset Management Company, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-18	as of 2-28-18
Class A	-0.50	1.99	3.97	-0.26	10.35	47.59	3.73	3.72
Class B	-3.58	1.41	3.47	-3.08	7.24	40.65	3.07	3.06
Class C	0.23	1.78	3.51	0.80	9.25	41.23	3.08	3.07
Class I2	2.21	2.81	4.59	2.30	14.87	56.70	4.08	4.07
Class R6[2,3]	2.43	2.92	4.25	2.47	15.47	51.68	4.17	4.16
Class 1[2]	2.39	2.90	4.66	2.45	15.38	57.74	4.13	4.12
Class NAV[2]	2.44	2.96	4.72	2.48	15.68	58.58	4.18	4.17
Index†	4.40	4.31	5.81	2.82	23.52	75.94	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.0% to 2.5%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Gross/Net (%)	1.13	1.88	1.88	0.87	0.77	0.81	0.76

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P/LSTA Performing Loan Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Floating Rate Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P/ LSTA Performing Loan Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	2-29-08	14,065	14,065	17,594
Class C4	2-29-08	14,123	14,123	17,594
Class I2	2-29-08	15,670	15,670	17,594
Class R6[2,3]	2-29-08	15,168	15,168	17,594
Class 1[2]	2-29-08	15,774	15,774	17,594
Class NAV[2]	2-29-08	15,858	15,858	17,594

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 3.0% to 2.5%, which became effective on 2-3-14.

S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R6 shares were first offered on 9-1-11. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,023.00	$5.62	1.12%
	Hypothetical example for comparison purposes	1,000.00	1,019.20	5.61	1.12%
Class B	Actual expenses/actual returns	1,000.00	1,019.20	9.36	1.87%
	Hypothetical example for comparison purposes	1,000.00	1,015.50	9.35	1.87%
Class C	Actual expenses/actual returns	1,000.00	1,018.00	9.36	1.87%
	Hypothetical example for comparison purposes	1,000.00	1,015.50	9.35	1.87%
Class I	Actual expenses/actual returns	1,000.00	1,023.00	4.36	0.87%
	Hypothetical example for comparison purposes	1,000.00	1,020.50	4.36	0.87%
Class R6	Actual expenses/actual returns	1,000.00	1,024.70	3.92	0.78%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	3.91	0.78%
Class 1	Actual expenses/actual returns	1,000.00	1,024.50	4.07	0.81%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.06	0.81%
Class NAV	Actual expenses/actual returns	1,000.00	1,024.80	3.82	0.76%
	Hypothetical example for comparison purposes	1,000.00	1,021.00	3.81	0.76%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       11

Fund’s investments
AS OF 2-28-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Term loans (A) 89.1%				$1,195,934,368
(Cost $1,227,838,284)
Consumer discretionary 29.0%				388,949,802
Auto components 0.7%
American Axle & Manufacturing, Inc. (1 month LIBOR + 2.250%)	3.880	04-06-24	8,727,100	8,757,121
Consumer services 0.1%
Lakeland Tours LLC (3 month LIBOR + 4.000%)	5.588	12-15-24	1,065,745	1,077,404
Diversified consumer services 1.9%
Laureate Education, Inc. (1 month LIBOR + 3.500%)	5.148	04-26-24	6,931,909	6,969,826
Monitronics International, Inc. (3 month LIBOR + 5.500%)	7.194	09-30-22	4,760,886	4,746,032
The ServiceMaster Company LLC (1 month LIBOR + 2.500%)	4.148	11-08-23	5,957,381	5,984,189
Weight Watchers International, Inc. (1 and 3 month LIBOR + 4.750%)	6.427	11-29-24	8,310,000	8,403,488
Hotels, restaurants and leisure 10.8%
Affinity Gaming (1 month LIBOR + 8.250%)	9.898	09-14-24	2,012,400	2,037,555
Aristocrat International Pty, Ltd. (3 month LIBOR + 2.000%)	3.744	10-19-24	3,840,000	3,855,782
Boyd Gaming Corp. (1 week LIBOR + 2.500%)	3.974	09-15-23	3,369,902	3,385,909
Caesars Resort Collection LLC (1 month LIBOR + 2.750%)	4.398	12-22-24	12,467,010	12,543,433
CCM Merger, Inc. (1 month LIBOR + 2.750%)	4.398	08-08-21	4,858,615	4,892,042
CEC Entertainment, Inc. (1 month LIBOR + 3.250%)	4.898	02-14-21	3,234,970	3,124,981
CityCenter Holdings LLC (1 month LIBOR + 2.500%)	4.148	04-18-24	6,771,802	6,799,769
Equinox Holdings, Inc. (1 month LIBOR + 3.000%)	4.648	03-08-24	7,003,488	7,048,731
Equinox Holdings, Inc. (1 month LIBOR + 7.000%)	8.648	09-06-24	4,310,000	4,433,913
Fitness & Sports Clubs LLC (3 month LIBOR + 3.500%)	5.193	07-01-20	4,900,999	4,947,558
Four Seasons Hotels, Ltd. (1 month LIBOR + 2.500%)	4.148	11-30-23	5,242,527	5,275,293
Gateway Casinos & Entertainment, Ltd. (3 month LIBOR + 3.750%)	5.443	02-22-23	4,447,256	4,486,170
Golden Nugget, Inc. (1, 2 and 3 month LIBOR + 3.250%)	4.979	10-04-23	11,241,435	11,327,207
Greektown Holdings LLC (1 month LIBOR + 3.000%)	4.648	03-21-24	4,652,850	4,644,149
Hilton Worldwide Finance LLC (1 month LIBOR + 2.000%)	3.621	10-25-23	1,425,803	1,433,374
Intrawest Resorts Holdings, Inc. (1 month LIBOR + 3.250%)	4.898	07-31-24	6,650,000	6,670,815
IRB Holding Corp. (1 month LIBOR + 3.250%)	4.830	02-05-25	5,250,000	5,298,773
12	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Kingpin Intermediate Holdings LLC (3 month LIBOR + 4.250%)	5.730	06-28-24	4,563,309	$4,637,463
Mohegan Gaming & Entertainment (1 month LIBOR + 4.000%)	5.648	10-13-23	6,538,244	6,583,750
New Red Finance, Inc. (1 and 3 month LIBOR + 2.250%)	3.916	02-16-24	7,339,169	7,348,343
QCE LLC, PIK (B)	10.000	07-01-19	7,719,850	376,343
Scientific Games International, Inc. (3 month LIBOR + 2.750%)	4.449	08-14-24	15,822,875	15,892,180
Station Casinos LLC (1 month LIBOR + 2.500%)	4.150	06-08-23	10,279,005	10,293,704
World Triathlon Corp. (3 month LIBOR + 4.250%)	5.943	06-26-21	7,053,102	7,053,102
Internet and direct marketing retail 0.2%
Shutterfly, Inc. (C)	TBD	08-17-24	2,500,000	2,510,950
Media 9.1%
Acosta, Inc. (1 month LIBOR + 3.250%)	4.898	09-26-21	2,777,138	2,443,882
Advantage Sales & Marketing, Inc. (2 and 3 month LIBOR + 3.250%)	5.017	07-23-21	7,293,280	7,178,192
Advantage Sales & Marketing, Inc. (3 month LIBOR + 6.500%)	8.267	07-25-22	2,850,000	2,741,700
CBS Radio, Inc. (3 month LIBOR + 2.750%)	4.622	11-17-24	10,351,745	10,399,156
Charter Communications Operating LLC (1 month LIBOR + 2.000%)	3.650	04-30-25	3,984,232	3,991,722
Crossmark Holdings, Inc. (3 month LIBOR + 3.500%)	5.193	12-20-19	6,301,364	3,109,345
CSC Holdings LLC (1 month LIBOR + 2.250%)	3.838	07-17-25	4,465,764	4,452,366
CSC Holdings LLC (3 month LIBOR + 2.500%)	4.139	01-25-26	5,680,000	5,684,714
Lamar Media Corp. (C)	TBD	02-16-25	2,470,000	2,482,350
Lions Gate Entertainment Corp. (1 month LIBOR + 2.250%)	3.898	12-08-23	5,009,068	5,036,217
MediArena Acquisition BV (3 month LIBOR + 5.750%)	7.444	08-13-21	5,758,443	5,738,922
Meredith Corp. (3 month LIBOR + 3.000%)	4.658	01-31-25	6,080,000	6,113,258
Sinclair Television Group, Inc. (C)	TBD	12-12-24	9,290,000	9,301,613
Unitymedia Finance LLC (1 month LIBOR + 2.250%)	3.838	09-30-25	2,042,500	2,038,681
Univision Communications, Inc. (1 month LIBOR + 2.750%)	4.398	03-15-24	14,744,396	14,558,027
UPC Financing Partnership (1 month LIBOR + 2.500%)	4.088	01-15-26	13,960,000	13,949,530
Urban One, Inc. (3 month LIBOR + 4.000%)	5.700	04-18-23	4,406,700	4,351,616
Virgin Media Bristol LLC (1 month LIBOR + 2.500%)	4.088	01-15-26	13,710,000	13,753,735
Ziggo Secured Finance Partnership (1 month LIBOR + 2.500%)	4.087	04-15-25	4,680,000	4,635,259
Multiline retail 0.9%
BJ's Wholesale Club, Inc. (1 month LIBOR + 3.500%)	5.080	02-03-24	5,116,231	5,102,877
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Multiline retail (continued)
Dollar Tree, Inc.	4.250	07-06-22	3,930,000	$3,939,825
JC Penney Corp., Inc. (3 month LIBOR + 4.250%)	6.234	06-23-23	3,512,919	3,358,737
Specialty retail 5.3%
Academy, Ltd. (1 and 3 month LIBOR + 4.000%)	5.553	07-01-22	9,999,290	7,971,334
Allflex Holdings III, Inc. (3 month LIBOR + 7.000%)	8.744	07-19-21	3,474,160	3,485,729
Allflex Holdings III, Inc. (6 month LIBOR + 3.250%)	5.138	07-20-20	3,862,605	3,881,918
Bass Pro Group LLC (1 month LIBOR + 5.000%)	6.648	09-25-24	5,745,600	5,724,054
CWGS Group LLC (1 month LIBOR + 3.000%)	4.580	11-08-23	7,415,264	7,477,033
Jo-Ann Stores LLC (3 month LIBOR + 5.000%)	6.551	10-20-23	5,078,147	5,046,409
Leslie's Poolmart, Inc. (1 and 2 month LIBOR + 3.500%)	5.277	08-16-23	3,952,309	3,956,538
Michaels Stores, Inc. (1 month LIBOR + 2.750%)	4.378	01-30-23	6,118,485	6,144,855
Party City Holdings, Inc. (3 month LIBOR + 2.750%)	4.469	08-19-22	3,415,879	3,422,301
Petco Animal Supplies, Inc. (3 month LIBOR + 3.000%)	4.772	01-26-23	6,724,548	4,665,155
PetSmart, Inc. (1 month LIBOR + 3.000%)	4.570	03-11-22	9,041,022	7,366,173
Sally Holdings LLC	4.500	07-05-24	3,160,000	3,149,477
Spencer Gifts LLC (1 month LIBOR + 4.250%)	5.840	06-29-22	6,503,108	5,381,322
TOMS Shoes LLC (3 month LIBOR + 5.500%)	7.480	10-28-20	7,004,178	4,076,431
Consumer staples 5.2%				69,113,586
Food and staples retailing 1.6%
Albertson's LLC (1 month LIBOR + 2.750%)	4.398	08-25-21	2,576,678	2,540,888
Albertson's LLC (3 month LIBOR + 3.000%)	4.956	06-22-23	4,921,509	4,844,635
Aramark Services, Inc. (1 month LIBOR + 2.000%)	3.648	03-11-25	6,200,000	6,236,828
CSM Bakery Solutions LLC (3 month LIBOR + 4.000%)	5.700	07-03-20	4,185,548	4,133,229
Hearthside Group Holdings LLC (1 month LIBOR + 3.000%)	4.648	06-02-21	4,027,465	4,037,534
Food products 2.5%
Brightview Landscapes LLC (1 month LIBOR + 3.000%)	4.622	12-18-20	4,941,815	4,968,056
Dole Food Company, Inc. (Prime rate + 1.750% and 1 and 3 month LIBOR + 2.750%)	4.361	04-06-24	6,663,079	6,686,866
Nomad Foods Europe Midco, Ltd. (1 month LIBOR + 2.250%)	3.838	05-15-24	7,577,265	7,596,208
Nomad Foods Europe Midco, Ltd. (3 month LIBOR + 2.250%)	3.865	05-15-24	593,588	595,446
Post Holdings, Inc. (1 month LIBOR + 2.250%)	3.900	05-24-24	4,792,783	4,797,767
Shearer's Foods LLC (3 month LIBOR + 3.938%)	5.631	06-30-21	2,830,514	2,846,450
Shearer's Foods LLC (3 month LIBOR + 6.750%)	8.443	06-30-22	5,860,000	5,449,800
Household products 1.1%
Anchor Hocking LLC (3 month LIBOR + 9.000%)	10.495	06-04-18	3,427,827	3,410,688
14	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products (continued)
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%)	4.398	02-05-23	10,921,355	$10,969,191
Energy 7.1%				95,645,301
Energy equipment and services 1.1%
Hercules Offshore, Inc. (B)	10.500	05-06-20	1,805,318	1,353,988
KCA Deutag US Finance LLC (3 month LIBOR + 5.750%)	7.653	05-15-20	4,788,118	4,702,602
Pacific Drilling SA (B)	4.875	06-03-18	9,899,643	3,940,652
Paragon Offshore, Ltd. (3 month LIBOR + 1.000% or 5.000% PIK)	3.867	07-18-22	983,811	825,172
Traverse Midstream Partners LLC (6 month LIBOR + 4.000%)	5.850	09-27-24	4,720,000	4,751,482
Oil, gas and consumable fuels 6.0%
BCP Raptor LLC (1 and 2 month LIBOR + 4.250%)	6.039	06-24-24	8,288,961	8,346,984
BCP Renaissance Parent LLC (3 month LIBOR + 4.000%)	5.772	10-31-24	6,770,000	6,825,853
Chesapeake Energy Corp. (3 month LIBOR + 7.500%)	9.444	08-23-21	6,300,000	6,707,925
Eastern Power LLC (1 month LIBOR + 3.750%)	5.398	10-02-23	6,803,978	6,884,197
EG Finco, Ltd. (C)	TBD	01-19-25	5,820,000	5,817,090
Foresight Energy LLC (3 month LIBOR + 5.750%)	7.443	03-28-22	3,642,165	3,496,478
HFOTCO LLC (3 month LIBOR + 3.500%)	5.190	08-19-21	6,259,590	6,314,361
Lucid Energy Group II LLC (1 month LIBOR + 3.000%)	4.588	02-17-25	5,010,000	5,013,156
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%)	4.898	10-30-24	6,720,000	6,736,800
MEG Energy Corp. (3 month LIBOR + 3.500%)	5.200	12-31-23	10,301,898	10,298,189
Murray Energy Corp. (3 month LIBOR + 7.250%)	8.943	04-16-20	3,895,216	3,410,261
Navitas Midstream Midland Basin LLC (1 month LIBOR + 4.500%)	6.088	12-13-24	6,600,000	6,583,500
Panda Temple Power LLC (1 week LIBOR + 8.000%)	7.666	02-07-23	3,729,858	3,636,611
Financials 3.3%				44,487,037
Capital markets 1.2%
Donnelley Financial Solutions, Inc. (1 month LIBOR + 3.000%)	4.648	10-02-23	1,272,571	1,278,145
Fortress Investment Group LLC (1 month LIBOR + 2.750%)	4.398	12-27-22	2,077,819	2,096,520
GIM Channelview Cogeneration LLC (1 month LIBOR + 3.250%)	4.898	05-08-20	2,338,755	2,286,133
Infinity Acquisition LLC (3 month LIBOR + 3.000%)	4.693	08-06-21	6,958,366	6,964,141
VFH Parent LLC (3 month LIBOR + 3.250%)	4.945	12-30-21	3,608,348	3,648,942
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services 1.8%
Telenet Financing USD LLC (1 month LIBOR + 2.500%)	4.087	03-01-26	3,130,000	$3,139,014
TKC Holdings, Inc. (2 and 3 month LIBOR + 4.250%)	6.030	02-01-23	4,868,188	4,919,936
Trans Union LLC (1 month LIBOR + 2.000%)	3.648	04-10-23	6,082,067	6,099,340
UFC Holdings LLC (1 month LIBOR + 3.250%)	4.900	08-18-23	6,328,846	6,357,516
UFC Holdings LLC (1 month LIBOR + 7.500%)	9.148	08-18-24	3,423,000	3,482,903
Insurance 0.3%
Genworth Financial, Inc. (C)	TBD	02-22-23	4,180,000	4,214,447
Health care 15.6%				209,607,774
Health care equipment and supplies 4.0%
Air Medical Group Holdings, Inc. (C)	TBD	09-07-24	3,790,000	3,828,848
Air Medical Group Holdings, Inc. (3 month LIBOR + 3.250%)	4.943	04-28-22	8,663,784	8,709,789
Core & Main LP (1 month LIBOR + 3.000%)	4.575	08-01-24	5,665,800	5,675,262
Curo Health Services Holdings, Inc. (3 month LIBOR + 4.000%)	5.810	02-07-22	1,481,661	1,476,565
DJO Finance LLC (1 and 3 month LIBOR + 3.250%)	4.921	06-08-20	4,741,040	4,694,625
Exactech, Inc. (3 month LIBOR + 3.750%)	7.666	02-23-25	3,220,000	3,236,100
Greatbatch, Ltd. (1 month LIBOR + 3.250%)	4.830	10-27-22	9,919,052	10,001,182
Immucor, Inc. (2 month LIBOR + 5.000%)	6.654	06-15-21	6,973,773	7,095,814
Lantheus Medical Imaging, Inc. (1 month LIBOR + 3.750%)	5.398	06-30-22	8,838,212	8,886,116
Health care providers and services 7.1%
Air Methods Corp. (3 month LIBOR + 3.500%)	5.194	04-21-24	8,295,838	8,324,873
Catalent Pharma Solutions, Inc. (1 month LIBOR + 2.250%)	3.898	05-20-24	8,185,400	8,213,557
CHG Healthcare Services, Inc. (2 and 3 month LIBOR + 3.000%)	4.772	06-07-23	10,282,978	10,381,489
Community Health Systems, Inc. (3 month LIBOR + 2.750%)	4.734	12-31-19	5,566,500	5,514,787
Envision Healthcare Corp. (1 and 3 month LIBOR + 3.000%)	4.650	12-01-23	5,480,865	5,492,868
MPH Acquisition Holdings LLC (3 month LIBOR + 3.000%)	4.693	06-07-23	10,066,492	10,111,791
Pearl Intermediate Parent LLC (C)	TBD	02-14-25	2,513,181	2,491,191
PharMerica Corp. (1 month LIBOR + 3.500%)	5.079	12-06-24	6,690,000	6,729,739
PharMerica Corp. (1 month LIBOR + 7.750%)	9.329	12-07-25	4,790,000	4,801,975
Radnet Management, Inc. (Prime rate + 2.750% and 3 month LIBOR +3.750%)	5.494	06-30-23	8,289,955	8,388,440
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%)	4.900	09-02-24	4,897,725	4,896,501
U.S. Anesthesia Partners, Inc. (1 month LIBOR + 3.000%)	4.648	06-23-24	7,506,369	7,542,025
Vizient, Inc. (1 month LIBOR + 2.750%)	4.398	02-13-23	2,282,744	2,297,011
16	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Wink Holdco, Inc. (3 month LIBOR + 3.000%)	4.490	12-02-24	4,200,000	$4,179,000
Wink Holdco, Inc. (3 month LIBOR + 6.750%)	8.240	11-03-25	2,750,000	2,746,563
WP CityMD Bidco LLC (3 month LIBOR + 4.000%)	5.694	06-07-24	3,192,000	3,199,980
Health care technology 0.8%
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%)	4.398	03-01-24	11,023,188	11,042,478
Life sciences tools and services 2.2%
Albany Molecular Research, Inc. (1 month LIBOR + 3.250%)	4.898	08-30-24	6,344,100	6,367,890
Jaguar Holding Company II (1 and 3 month LIBOR + 2.750%)	4.422	08-18-22	10,305,367	10,331,130
PAREXEL International Corp. (1 month LIBOR + 2.750%)	4.398	09-27-24	4,291,725	4,287,691
Sotera Health Holdings LLC (1 month LIBOR + 3.000%)	4.648	05-15-22	8,864,552	8,881,217
Pharmaceuticals 1.5%
Akorn, Inc. (1 month LIBOR + 4.250%)	5.938	04-16-21	4,095,835	4,044,637
RPI Finance Trust (3 month LIBOR + 2.000%)	3.693	03-27-23	5,165,681	5,191,510
Valeant Pharmaceuticals International, Inc. (1 month LIBOR + 3.500%)	5.081	04-01-22	10,425,240	10,545,130
Industrials 10.4%				140,108,322
Aerospace and defense 2.2%
TransDigm, Inc. (1 and 3 month LIBOR + 2.750%)	4.414	06-09-23	6,498,385	6,535,231
TransDigm, Inc. (1 month LIBOR + 2.750%)	4.398	05-14-22	5,819,253	5,854,517
Ventia Deco LLC (3 month LIBOR + 3.500%)	5.193	05-21-22	4,091,968	4,143,117
WP CPP Holdings LLC (1 and 3 month LIBOR + 3.500%)	5.272	12-28-19	9,897,777	9,879,269
WP CPP Holdings LLC (3 month LIBOR + 7.750%)	9.522	04-30-21	2,794,150	2,763,889
Air freight and logistics 1.0%
Syncreon Group BV (3 month LIBOR + 4.250%)	6.022	10-28-20	9,663,839	8,568,636
XPO Logistics, Inc. (C)	TBD	02-24-25	4,693,228	4,700,446
Airlines 1.3%
Air Canada (3 month LIBOR + 2.000%)	3.745	10-06-23	4,046,575	4,061,750
American Airlines, Inc. (1 month LIBOR + 2.000%)	3.631	06-26-20	3,450,244	3,456,730
Delta Air Lines, Inc. (1 month LIBOR + 2.500%)	4.148	08-24-22	4,413,188	4,443,154
United Airlines, Inc. (3 month LIBOR + 2.000%)	3.772	04-01-24	6,084,853	6,108,949
Commercial services and supplies 2.8%
Access CIG LLC (C)	TBD	02-02-25	4,801,356	4,834,389
American Builders & Contractors Supply Company, Inc. (1 month LIBOR + 2.500%)	4.148	10-31-23	5,489,816	5,517,814
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Casella Waste Systems, Inc. (1 month LIBOR + 2.500%)	4.090	10-17-23	6,522,771	$6,539,078
Garda World Security Corp. (Prime rate + 2.500%)	7.000	05-24-24	7,349,184	7,411,946
Prime Security Services Borrower LLC (1 month LIBOR + 2.750%)	4.398	05-02-22	8,685,681	8,754,733
Wrangler Buyer Corp. (1 month LIBOR + 3.000%)	4.648	09-27-24	5,020,000	5,044,046
Electrical equipment 0.4%
American Traffic Solutions, Inc. (C)	TBD	02-23-25	4,820,000	4,844,100
American Traffic Solutions, Inc. (C)	TBD	02-23-26	600,000	600,000
Machinery 0.5%
Navistar, Inc. (1 month LIBOR + 3.500%)	5.080	11-06-24	6,340,000	6,357,815
Marine 0.3%
Commercial Barge Line Company (1 month LIBOR + 8.750%)	10.398	11-12-20	6,359,040	3,714,760
Trading companies and distributors 1.9%
Avolon TLB Borrower 1 US LLC (1 month LIBOR + 2.250%)	3.840	04-03-22	8,283,138	8,270,382
Beacon Roofing Supply, Inc. (1 month LIBOR + 2.250%)	3.830	01-02-25	4,440,000	4,458,515
Delos Finance Sarl (3 month LIBOR + 2.000%)	3.694	10-06-23	4,848,751	4,859,127
GYP Holdings III Corp. (3 month LIBOR + 3.000%)	4.772	04-01-23	8,344,208	8,385,929
Information technology 6.2%				83,075,950
Electronic equipment, instruments and components 0.1%
Robertshaw US Holding Corp. (C)	TBD	02-19-25	1,730,000	1,744,065
Internet software and services 1.1%
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	4.900	10-19-23	10,821,195	10,867,186
Hyland Software, Inc. (1 month LIBOR + 3.250%)	4.898	07-01-22	3,290,909	3,312,859
IT services 0.5%
First Data Corp. (1 month LIBOR + 2.250%)	3.871	04-26-24	6,914,697	6,926,244
Semiconductors and semiconductor equipment 0.2%
Micron Technology, Inc. (1 month LIBOR + 2.000%)	3.650	04-26-22	2,792,911	2,807,881
Software 3.5%
Almonde, Inc. (3 month LIBOR + 3.500%)	5.484	06-13-24	6,825,700	6,820,717
Ascend Learning LLC (1 month LIBOR + 3.000%)	4.648	07-12-24	6,843,475	6,866,264
Digicert Holdings, Inc. (3 month LIBOR + 4.750%)	6.522	10-31-24	3,930,000	3,971,776
MA FinanceCo LLC (1 month LIBOR + 2.500%)	4.148	11-19-21	4,910,000	4,902,340
MA FinanceCo LLC (1 month LIBOR + 2.750%)	4.398	06-21-24	1,168,543	1,170,740
18	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Seattle Spinco, Inc. (1 month LIBOR + 2.750%)	4.398	06-21-24	7,891,457	$7,906,293
Sophia LP (3 month LIBOR + 3.250%)	4.944	09-30-22	4,934,715	4,939,502
SS&C Technologies Holdings Europe Sarl (C)	TBD	02-28-25	1,775,084	1,770,646
SS&C Technologies, Inc. (C)	TBD	02-28-25	4,975,949	4,963,509
Zotec Partners LLC (C)	TBD	02-06-25	4,210,000	4,167,900
Technology hardware, storage and peripherals 0.8%
Conduent Business Services LLC (1 month LIBOR + 3.000%)	4.648	12-07-23	5,564,349	5,606,081
Western Digital Corp. (3 month LIBOR + 2.000%)	3.602	04-29-23	4,312,541	4,331,947
Materials 4.1%				54,657,186
Chemicals 1.2%
HB Fuller Company (1 month LIBOR + 2.250%)	3.840	10-20-24	6,753,075	6,782,653
HVSC Merger Sub Corp. (2 month LIBOR + 4.000%)	5.653	10-05-24	3,390,000	3,416,849
PQ Corp. (3 month LIBOR + 2.500%)	4.291	02-08-25	5,872,926	5,900,470
Construction materials 0.8%
Forterra Finance LLC (1 month LIBOR + 3.000%)	4.648	10-25-23	4,097,032	3,837,894
Quikrete Holdings, Inc. (1 month LIBOR + 2.750%)	4.398	11-15-23	6,473,062	6,497,336
Containers and packaging 1.5%
Berry Global, Inc. (1 month LIBOR + 2.000%)	3.622	10-01-22	3,412,069	3,422,134
BWAY Corp. (2 and 3 month LIBOR + 3.250%)	4.958	04-03-24	6,772,209	6,797,605
Printpack Holdings, Inc. (1 month LIBOR + 3.000%)	4.687	07-26-23	5,326,572	5,356,561
Ring Container Technologies Group LLC (1 month LIBOR + 2.750%)	4.398	10-31-24	4,810,000	4,826,546
Metals and mining 0.2%
Atlas Iron, Ltd. (1 month LIBOR + 7.330% or 3.000% PIK)	8.978	05-06-21	3,119,845	2,936,555
Paper and forest products 0.4%
Flex Acquisition Company, Inc. (3 month LIBOR + 3.000%)	4.695	12-29-23	4,861,291	4,882,583
Real estate 2.3%				30,162,737
Equity real estate investment trusts 2.0%
Lineage Logistics Holdings LLC (C)	TBD	02-16-25	7,440,000	7,453,987
MGM Growth Properties Operating Partnership LP (1 month LIBOR + 2.250%)	3.898	04-25-23	5,644,389	5,667,305
Uniti Group LP (1 month LIBOR + 3.000%)	4.648	10-24-22	6,859,802	6,588,291
VICI Properties 1 LLC (1 month LIBOR + 2.000%)	3.596	12-20-24	6,624,545	6,655,615
Real estate management and development 0.3%
Realogy Holdings Corp. (1 month LIBOR + 2.250%)	3.829	02-08-25	3,780,000	3,797,539
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services 3.4%				$46,175,672
Diversified telecommunication services 2.9%
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.398	01-31-25	7,780,000	7,641,905
Level 3 Parent LLC (1 month LIBOR + 2.250%)	3.846	02-22-24	7,020,000	7,030,741
Securus Technologies Holdings, Inc. (1 month LIBOR + 4.500%)	6.148	11-01-24	6,750,000	6,821,753
SFR Group SA (3 month LIBOR + 2.750%)	4.522	07-31-25	11,660,828	11,141,921
SFR Group SA (3 month LIBOR + 3.000%)	4.720	01-31-26	2,992,500	2,872,800
Telesat Canada (3 month LIBOR + 3.000%)	4.700	11-17-23	4,175,687	4,193,099
Wireless telecommunication services 0.5%
Sprint Communications, Inc. (1 month LIBOR + 2.500%)	4.188	02-02-24	6,471,447	6,473,453
Utilities 2.5%				33,951,001
Electric utilities 1.6%
Energy Future Intermediate Holding Company LLC (1 week LIBOR + 3.000%)	4.474	06-30-18	10,380,000	10,378,754
Vistra Operations Company LLC (1 month LIBOR + 2.500%)	4.148	08-04-23	1,787,362	1,796,620
Vistra Operations Company LLC (1 month LIBOR + 2.500%)	4.148	08-04-23	10,086,077	10,138,323
Independent power and renewable electricity producers 0.9%
Empire Generating Company LLC (3 month LIBOR + 4.250%)	6.030	03-14-21	6,969,307	5,767,102
Empire Generating Company LLC (3 month LIBOR + 4.250%)	6.030	03-14-21	689,037	568,455

Terra-Gen Finance Company LLC (1 month LIBOR + 4.250%)	5.900	12-09-21	5,858,284	5,301,747
Corporate bonds 8.1%				$108,151,326
(Cost $114,482,837)
Consumer discretionary 1.9%				24,784,388
Hotels, restaurants and leisure 0.5%
Hilton Worldwide Finance LLC	4.875	04-01-27	4,270,000	4,270,000
VOC Escrow, Ltd. (D)	5.000	02-15-28	2,620,000	2,547,950
Media 0.8%
CCO Holdings LLC	5.125	02-15-23	1,440,000	1,463,400
CCO Holdings LLC (D)	5.125	05-01-23	1,390,000	1,416,063
CSC Holdings LLC (D)	6.625	10-15-25	4,310,000	4,525,500
Urban One, Inc. (D)	7.375	04-15-22	2,620,000	2,626,550
Textiles, apparel and luxury goods 0.6%
Hanesbrands, Inc. (D)	4.625	05-15-24	2,130,000	2,108,700
Hanesbrands, Inc. (D)	4.875	05-15-26	5,930,000	5,826,225
Energy 1.6%				21,282,256
Energy equipment and services 0.8%
Precision Drilling Corp.	7.750	12-15-23	3,120,000	3,291,600
Teine Energy, Ltd. (D)	6.875	09-30-22	6,800,000	6,936,000
20	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 0.8%
Berry Petroleum Company LLC (D)	7.000	02-15-26	1,600,000	$1,628,000
Calumet Specialty Products Partners LP (D)	11.500	01-15-21	2,830,000	3,176,675
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	4,660,000	4,712,425
Sanchez Energy Corp. (D)	7.250	02-15-23	1,520,000	1,537,556
Financials 1.0%				13,365,550
Consumer finance 0.5%
DAE Funding LLC (D)	4.500	08-01-22	3,010,000	2,919,700
DAE Funding LLC (D)	5.000	08-01-24	310,000	303,025
Navient Corp.	6.125	03-25-24	2,950,000	2,979,500
Thrifts and mortgage finance 0.5%
Quicken Loans, Inc. (D)	5.750	05-01-25	7,110,000	7,163,325
Health care 0.6%				7,964,421
Health care equipment and supplies 0.0%
Universal Hospital Services, Inc.	7.625	08-15-20	329,000	332,290
Health care providers and services 0.4%
HCA, Inc.	5.250	06-15-26	2,760,000	2,829,000
Tenet Healthcare Corp. (D)	7.500	01-01-22	2,220,000	2,344,875
Pharmaceuticals 0.2%
Valeant Pharmaceuticals International, Inc. (D)	5.500	11-01-25	1,310,000	1,296,081
Valeant Pharmaceuticals International, Inc. (D)	9.000	12-15-25	1,160,000	1,162,175
Industrials 1.4%				18,865,951
Commercial services and supplies 0.5%
Prime Security Services Borrower LLC (D)	9.250	05-15-23	2,611,000	2,842,726
The Brink's Company (D)	4.625	10-15-27	3,530,000	3,344,675
Machinery 0.2%
Allison Transmission, Inc. (D)	4.750	10-01-27	2,780,000	2,724,400
Marine 0.2%
Navios Maritime Acquisition Corp. (D)	8.125	11-15-21	3,770,000	3,081,975
Trading companies and distributors 0.5%
Ashtead Capital, Inc. (D)	4.125	08-15-25	1,620,000	1,585,575
Park Aerospace Holdings, Ltd. (D)	5.250	08-15-22	5,280,000	5,286,600
Materials 0.4%				5,935,725
Chemicals 0.1%
Valvoline, Inc.	4.375	08-15-25	1,430,000	1,397,825
Containers and packaging 0.1%
Reynolds Group Issuer, Inc. (D)	5.125	07-15-23	970,000	989,255
Metals and mining 0.2%
First Quantum Minerals, Ltd. (D)	7.250	04-01-23	3,410,000	3,537,875
Midwest Vanadium Pty, Ltd. (B)(D)	11.500	02-15-18	5,668,325	10,770
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	21

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services 1.2%				$15,953,035
Diversified telecommunication services 0.5%
SFR Group SA (D)	6.250	05-15-24	550,000	512,188
SFR Group SA (D)	7.375	05-01-26	6,510,000	6,284,103
Wireless telecommunication services 0.7%
Sprint Communications, Inc.	11.500	11-15-21	180,000	212,400
Sprint Corp.	7.875	09-15-23	6,680,000	6,913,800

Wind Tre SpA (D)	5.000	01-20-26	2,360,000	2,030,544
Convertible bonds 0.1%				$1,460,130
(Cost $1,564,659)
Consumer discretionary 0.1%				1,460,130
Media 0.1%
DISH Network Corp. (D)	2.375	03-15-24	850,000	765,945
DISH Network Corp.	3.375	08-15-26	690,000	694,185
Collateralized mortgage obligations 0.3%				$3,471,673
(Cost $3,904,808)
Commercial and residential 0.3%				3,471,673
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class E (D)	3.000	05-15-48	6,073,000	3,471,673

	Shares	Value
Common stocks 1.7%		$22,574,342
(Cost $43,169,271)
Consumer discretionary 0.3%		4,594,601
Hotels, restaurants and leisure 0.0%
QCE LLC (E)(F)	21,586	22
Household durables 0.3%
EveryWare Global, Inc. (F)	633,735	4,594,579
Energy 1.0%		12,855,811
Energy equipment and services 0.1%
Hercules Offshore, Inc. (E)(F)	196,736	74,679
Paragon Offshore PLC (F)	28,022	1,109,671
Paragon Offshore PLC, Litigation Trust A (F)	28,022	29,647
Paragon Offshore PLC, Litigation Trust B (F)	14,011	429,087
Oil, gas and consumable fuels 0.9%
Blue Ridge Mountain Resources, Inc. (F)	859,102	7,216,457
Panda Temple Power LLC (F)	266,418	3,996,270
Materials 0.2%		2,473,981
Metals and mining 0.2%
Atlas Iron, Ltd. (F)	140,653,772	2,473,981
22	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 0.2%		$2,649,949
Independent power and renewable electricity producers 0.2%

Vistra Energy Corp. (F)	139,839	2,649,949
Rights 0.0%		$381,001
(Cost $2,351,959)
Texas Competitive Electric Holdings Company LLC (F)(G)	544,287	381,001

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$881
(Cost $14,106)
Magellan Health, Inc. (E)(F)	9.750	05-15-20	3,400,000	881
Texas Competitive Electric Holdings Company LLC (E)(F)	11.500	10-01-20	32,644,306	0

	Yield (%)	Shares	Value
Short-term investments 1.9%			$26,031,420
(Cost $26,031,420)
Money market funds 1.9%			26,031,420
State Street Institutional Treasury Plus Money Market Fund, Premier Class	1.3169(H)	26,031,420	26,031,420
Total investments (Cost $1,419,357,344) 101.2%			$1,358,005,141
Other assets and liabilities, net (1.2%)			(16,604,716)
Total net assets 100.0%			$1,341,400,425

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	Non-income producing - Issuer is in default.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing security.
(G)	Strike price and/or expiration date not available.
(H)	The rate shown is the annualized seven-day yield as of 2-28-18.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $1,421,784,595. Net unrealized depreciation aggregated to $63,779,454, of which $12,211,240 related to gross unrealized appreciation and $75,990,694 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	23

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Investments, at value (Cost $1,419,357,344)	$1,358,005,141
Foreign currency, at value (Cost $1,953,808)	1,934,556
Receivable for investments sold	101,037,620
Receivable for fund shares sold	1,023,141
Interest receivable	6,432,158
Receivable for securities lending income	6,933
Other receivables and prepaid expenses	123,405
Total assets	1,468,562,954
Liabilities
Due to custodian	1,630,969
Payable for investments purchased	120,815,920
Payable for fund shares repurchased	4,358,297
Distributions payable	73,170
Payable to affiliates
Accounting and legal services fees	77,515
Transfer agent fees	33,747
Trustees' fees	3,337
Other liabilities and accrued expenses	169,574
Total liabilities	127,162,529
Net assets	$1,341,400,425
Net assets consist of
Paid-in capital	$1,677,898,556
Undistributed net investment income	847,759
Accumulated net realized gain (loss) on investments and foreign currency transactions	(275,974,435)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(61,371,455)
Net assets	$1,341,400,425

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($126,453,573 ÷ 14,933,786 shares)[1]	$8.47
Class B ($11,637,666 ÷ 1,373,858 shares)[1]	$8.47
Class C ($111,821,242 ÷ 13,150,169 shares)[1]	$8.50
Class I ($144,928,178 ÷ 17,124,664 shares)	$8.46
Class R6 ($3,259,913 ÷ 384,928 shares)	$8.47
Class 1 ($29,939,345 ÷ 3,539,699 shares)	$8.46
Class NAV ($913,360,508 ÷ 107,863,514 shares)	$8.47
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$8.69

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       24

STATEMENT OF OPERATIONS  For the six months ended 2-28-18 (unaudited)

Investment income
Interest	$36,889,812
Dividends	44,800
Securities lending	27,269
Total investment income	36,961,881
Expenses
Investment management fees	5,131,787
Distribution and service fees	826,131
Accounting and legal services fees	121,762
Transfer agent fees	221,763
Trustees' fees	12,644
State registration fees	36,346
Printing and postage	30,645
Professional fees	55,471
Custodian fees	97,396
Other	232,222
Total expenses	6,766,167
Less expense reductions	(62,742)
Net expenses	6,703,425
Net investment income	30,258,456
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(50,128,684)
Affiliated investments	(388)
(50,129,072)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	55,390,544
Affiliated investments	17
55,390,561
Net realized and unrealized gain	5,261,489
Increase in net assets from operations	$35,519,945

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       25

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$30,258,456	$87,601,862
Net realized loss	(50,129,072)	(68,129,690)
Change in net unrealized appreciation (depreciation)	55,390,561	69,880,817
Increase in net assets resulting from operations	35,519,945	89,352,989
Distributions to shareholders
From net investment income
Class A	(2,638,323)	(7,385,139)
Class B	(220,457)	(678,512)
Class C	(1,990,333)	(5,566,733)
Class I	(3,319,138)	(8,116,456)
Class R6	(55,322)	(11,075)
Class 1	(652,449)	(1,369,440)
Class NAV	(23,092,026)	(72,733,338)
Total distributions	(31,968,048)	(95,860,693)
From fund share transactions	(341,068,111)	(338,517,141)
Total decrease	(337,516,214)	(345,024,845)
Net assets
Beginning of period	1,678,916,639	2,023,941,484
End of period	$1,341,400,425	$1,678,916,639
Undistributed net investment income	$847,759	$2,557,351

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       26

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$8.45		$8.48	$8.71	$9.36	$9.37	$9.41
Net investment income[2]	0.16		0.37	0.43	0.42	0.39	0.43
Net realized and unrealized gain (loss) on investments	0.03		—	(0.24)	(0.62)	—	0.03
Total from investment operations	0.19		0.37	0.19	(0.20)	0.39	0.46
Less distributions
From net investment income	(0.17)		(0.40)	(0.42)	(0.43)	(0.38)	(0.42)
From net realized gain	—		—	—	(0.02)	(0.02)	(0.08)
Total distributions	(0.17)		(0.40)	(0.42)	(0.45)	(0.40)	(0.50)
Net asset value, end of period	$8.47		$8.45	$8.48	$8.71	$9.36	$9.37
Total return (%)[3,4]	2.30	[5]	4.46	2.38	(2.13)	4.24	5.02
Ratios and supplemental data
Net assets, end of period (in millions)	$126		$138	$165	$267	$467	$518
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	[6]	1.17	1.16	1.14	1.19	1.21
Expenses including reductions	1.12	[6]	1.16	1.14	1.13	1.18	1.20
Net investment income	3.87	[6]	4.31	5.12	4.59	4.14	4.54
Portfolio turnover (%)	43		66	35	40	52	65

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       27

Class B Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$8.45		$8.49	$8.71	$9.36	$9.37	$9.41
Net investment income[2]	0.13		0.31	0.37	0.35	0.32	0.36
Net realized and unrealized gain (loss) on investments	0.03		(0.01)	(0.23)	(0.61)	—	0.03
Total from investment operations	0.16		0.30	0.14	(0.26)	0.32	0.39
Less distributions
From net investment income	(0.14)		(0.34)	(0.36)	(0.37)	(0.31)	(0.35)
From net realized gain	—		—	—	(0.02)	(0.02)	(0.08)
Total distributions	(0.14)		(0.34)	(0.36)	(0.39)	(0.33)	(0.43)
Net asset value, end of period	$8.47		$8.45	$8.49	$8.71	$9.36	$9.37
Total return (%)[3,4]	1.92	[5]	3.60	1.79	(2.83)	3.44	4.23
Ratios and supplemental data
Net assets, end of period (in millions)	$12		$15	$18	$24	$31	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	[6]	1.88	1.86	1.86	1.96	1.97
Expenses including reductions	1.87	[6]	1.87	1.84	1.85	1.95	1.95
Net investment income	3.13	[6]	3.61	4.45	3.89	3.39	3.80
Portfolio turnover (%)	43		66	35	40	52	65

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       28

Class C Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$8.49		$8.52	$8.74	$9.40	$9.40	$9.45
Net investment income[2]	0.13		0.31	0.37	0.35	0.33	0.36
Net realized and unrealized gain (loss) on investments	0.02		0.01	(0.23)	(0.62)	0.01	0.03
Total from investment operations	0.15		0.32	0.14	(0.27)	0.34	0.39
Less distributions
From net investment income	(0.14)		(0.35)	(0.36)	(0.37)	(0.32)	(0.36)
From net realized gain	—		—	—	(0.02)	(0.02)	(0.08)
Total distributions	(0.14)		(0.35)	(0.36)	(0.39)	(0.34)	(0.44)
Net asset value, end of period	$8.50		$8.49	$8.52	$8.74	$9.40	$9.40
Total return (%)[3,4]	1.80	[5]	3.73	1.80	(2.89)	3.66	4.18
Ratios and supplemental data
Net assets, end of period (in millions)	$112		$128	$141	$190	$270	$251
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	[6]	1.88	1.86	1.84	1.86	1.89
Expenses including reductions	1.87	[6]	1.87	1.84	1.83	1.85	1.89
Net investment income	3.13	[6]	3.60	4.45	3.91	3.47	3.85
Portfolio turnover (%)	43		66	35	40	52	65

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       29

Class I Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$8.45		$8.48	$8.70	$9.36	$9.36	$9.40
Net investment income[2]	0.17		0.39	0.45	0.44	0.42	0.46
Net realized and unrealized gain (loss) on investments	0.02		0.01	(0.23)	(0.62)	0.01	0.04
Total from investment operations	0.19		0.40	0.22	(0.18)	0.43	0.50
Less distributions
From net investment income	(0.18)		(0.43)	(0.44)	(0.46)	(0.41)	(0.46)
From net realized gain	—		—	—	(0.02)	(0.02)	(0.08)
Total distributions	(0.18)		(0.43)	(0.44)	(0.48)	(0.43)	(0.54)
Net asset value, end of period	$8.46		$8.45	$8.48	$8.70	$9.36	$9.36
Total return (%)[3]	2.30	[4]	4.78	2.82	(1.94)	4.72	5.41
Ratios and supplemental data
Net assets, end of period (in millions)	$145		$166	$158	$226	$494	$376
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	[5]	0.87	0.84	0.83	0.84	0.83
Expenses including reductions	0.87	[5]	0.85	0.83	0.82	0.83	0.82
Net investment income	4.13	[5]	4.57	5.45	4.90	4.49	4.90
Portfolio turnover (%)	43		66	35	40	52	65

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       30

Class R6 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$8.45		$8.48	$8.71	$9.36	$9.37	$9.41
Net investment income[2]	0.18		0.40	0.45	0.45	0.43	0.43
Net realized and unrealized gain (loss) on investments	0.03		0.01	(0.23)	(0.61)	—	0.07
Total from investment operations	0.21		0.41	0.22	(0.16)	0.43	0.50
Less distributions
From net investment income	(0.19)		(0.44)	(0.45)	(0.47)	(0.42)	(0.46)
From net realized gain	—		—	—	(0.02)	(0.02)	(0.08)
Total distributions	(0.19)		(0.44)	(0.45)	(0.49)	(0.44)	(0.54)
Net asset value, end of period	$8.47		$8.45	$8.48	$8.71	$9.36	$9.37
Total return (%)[3]	2.47	[4]	4.88	2.82	(1.72)	4.63	5.45
Ratios and supplemental data
Net assets, end of period (in millions)	$3		— [5]	— [5]	$24	$23	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	[6]	0.77	0.75	0.76	0.90	1.17
Expenses including reductions	0.78	[6]	0.76	0.72	0.71	0.81	0.81
Net investment income	4.25	[6]	4.66	5.38	5.04	4.52	4.82
Portfolio turnover (%)	43		66	35	40	52	65

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       31

Class 1 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$8.44		$8.47	$8.70	$9.35	$9.35	$9.40
Net investment income[2]	0.18		0.40	0.46	0.45	0.43	0.46
Net realized and unrealized gain (loss) on investments	0.03		—	(0.24)	(0.61)	0.01	0.04
Total from investment operations	0.21		0.40	0.22	(0.16)	0.44	0.50
Less distributions
From net investment income	(0.19)		(0.43)	(0.45)	(0.47)	(0.42)	(0.47)
From net realized gain	—		—	—	(0.02)	(0.02)	(0.08)
Total distributions	(0.19)		(0.43)	(0.45)	(0.49)	(0.44)	(0.55)
Net asset value, end of period	$8.46		$8.44	$8.47	$8.70	$9.35	$9.35
Total return (%)[3]	2.45	[4]	4.84	2.76	(1.76)	4.81	5.38
Ratios and supplemental data
Net assets, end of period (in millions)	$30		$30	$23	$26	$28	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	[5]	0.81	0.78	0.76	0.75	0.76
Expenses including reductions	0.81	[5]	0.80	0.77	0.75	0.75	0.75
Net investment income	4.19	[5]	4.63	5.54	4.99	4.58	4.93
Portfolio turnover (%)	43		66	35	40	52	65

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       32

Class NAV Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$8.45		$8.48	$8.71	$9.36	$9.37	$9.41
Net investment income[2]	0.18		0.40	0.46	0.46	0.44	0.48
Net realized and unrealized gain (loss) on investments	0.03		0.01	(0.24)	(0.62)	—	0.03
Total from investment operations	0.21		0.41	0.22	(0.16)	0.44	0.51
Less distributions
From net investment income	(0.19)		(0.44)	(0.45)	(0.47)	(0.43)	(0.47)
From net realized gain	—		—	—	(0.02)	(0.02)	(0.08)
Total distributions	(0.19)		(0.44)	(0.45)	(0.49)	(0.45)	(0.55)
Net asset value, end of period	$8.47		$8.45	$8.48	$8.71	$9.36	$9.37
Total return (%)[3]	2.48	[4]	4.89	2.82	(1.71)	4.75	5.54
Ratios and supplemental data
Net assets, end of period (in millions)	$913		$1,202	$1,518	$2,200	$2,513	$2,244
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	[5]	0.76	0.73	0.71	0.70	0.71
Expenses including reductions	0.76	[5]	0.75	0.72	0.70	0.70	0.70
Net investment income	4.23	[5]	4.71	5.55	5.04	4.64	5.06
Portfolio turnover (%)	43		66	35	40	52	65

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       33

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The funds may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       34

independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$1,195,934,368	—	$1,195,934,368	—
Corporate bonds	108,151,326	—	108,151,326	—
Convertible bonds	1,460,130	—	1,460,130	—
Collateralized mortgage obligations	3,471,673	—	3,471,673	—
Common stocks	22,574,342	$2,649,949	19,849,692	$74,701
Rights	381,001	—	381,001	—
Escrow certificates	881	—	—	881
Short-term investments	26,031,420	26,031,420	—	—
Total investments in securities	$1,358,005,141	$28,681,369	$1,329,248,190	$75,582

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       35

pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments. At February 28, 2018, the fund had $1,830,346 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fundcould experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 28, 2018, the fund had no securities on loan.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       36

the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $400 million ($250 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018, were $190,524.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2017, the fund has a short-term capital loss carryforward of $28,722,379 and long-term capital loss carryforward of $194,724,548 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       37

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of: (a) 0.700% of the first $1.10 billion of the fund's average daily net assets: (b) 0.675% of the next $0.90 billion of the fund's average daily net assets: (c) 0.650% of the next $1.50 billion of the fund's average daily net assets: and (d) 0.600% of the fund's average daily net assets in excess of $3.50 billion. The Advisor has a subadvisory agreement with Western Asset Management Company. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended February 28, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$5,452	Class R6	$107
Class B	557	Class NAV	43,873
Class C	5,031	Class 1	1,255
Class I	6,467	Total	$62,742

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended February 28, 2018 were equivalent to a net annual effective rate of 0.68% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Class	Rule 12b-1 fee
Class A	0.25%	Class C	1.00%
Class B	1.00%	Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $25,934 for the six months ended February 28, 2018. Of this amount, $5,303 was retained and used for

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       38

printing prospectuses, advertising, sales literature and other purposes, $20,402 was paid as sales commissions to broker-dealers and $229 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018, CDSCs received by the Distributor amounted to $6,824, $6,763 and $8,219 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$160,678	$68,627
Class B	65,650	7,008
Class C	592,425	63,250
Class I	—	82,730
Class R6	—	148
Class 1	7,378	—
Total	$826,131	$221,763

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,190,067	$35,555,647	8,320,119	$71,252,311
Distributions reinvested	295,902	2,507,295	825,417	7,065,316
Repurchased	(5,841,601)	(49,476,206)	(12,280,267)	(105,379,499)
Net decrease	(1,355,632)	($11,413,264)	(3,134,731)	($27,061,872)

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       39

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class B shares
Sold	2,757	$23,434	95,886	$821,551
Distributions reinvested	22,639	192,015	67,880	581,182
Repurchased	(367,658)	(3,116,526)	(576,970)	(4,934,191)
Net decrease	(342,262)	($2,901,077)	(413,204)	($3,531,458)
Class C shares
Sold	369,859	$3,146,171	2,479,386	$21,362,990
Distributions reinvested	212,860	1,811,809	577,234	4,961,315
Repurchased	(2,555,459)	(21,729,443)	(4,524,545)	(38,880,034)
Net decrease	(1,972,740)	($16,771,463)	(1,467,925)	($12,555,729)
Class I shares
Sold	2,301,605	$19,495,328	14,155,376	$121,527,451
Distributions reinvested	373,675	3,165,675	898,986	7,687,592
Repurchased	(5,208,907)	(44,102,989)	(14,063,943)	(120,222,173)
Net increase (decrease)	(2,533,627)	($21,441,986)	990,419	$8,992,870
Class R6 shares
Sold	434,195	$3,682,964	9,863	$84,156
Distributions reinvested	6,520	55,281	1,293	11,067
Repurchased	(85,049)	(721,170)	(585)	(5,029)
Net increase	355,666	$3,017,075	10,571	$90,194
Class 1 shares
Sold	297,713	$2,520,782	1,256,231	$10,750,107
Distributions reinvested	77,088	652,449	160,259	1,369,440
Repurchased	(366,314)	(3,099,582)	(601,975)	(5,137,847)
Net increase	8,487	$73,649	814,515	$6,981,700
Class NAV shares
Sold	1,374,164	$11,619,162	2,948,073	$25,319,362
Distributions reinvested	2,725,439	23,092,026	8,499,983	72,733,338
Repurchased	(38,522,971)	(326,342,233)	(48,172,147)	(409,485,546)
Net decrease	(34,423,368)	($291,631,045)	(36,724,091)	($311,432,846)
Total net decrease	(40,263,476)	($341,068,111)	(39,924,446)	($338,517,141)

Affiliates of the fund owned 100% of shares of Class 1 and Class NAV, respectively, on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $641,834,569 and $946,673,851, respectively, for the six months ended February 28, 2018.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further,

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       40

a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2018, funds within the John Hancock group of funds complex held 68.1% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.3%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	10.3%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	12.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	10.7%

Note 9 — Other matters

In or around May 2015, certain John Hancock Funds, including Floating Rate Income Fund, were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the "Motors Trust"). The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the "Term Loan") and argues that because certain of the collateral securing the Term Loan was allegedly released, the Term Loan is undersecured. The total amount at issue for the Floating Rate Income Fund is approximately $5.4million. The John Hancock Funds have joined a group of defendants represented by the law firm Kasowitz, Benson, Torres & Friedman LLP (the "Joint Defense Group"), and, through counsel, have been vigorously defending the action. Additionally, the John Hancock Funds have brought cross-claims against JPMorgan Chase Bank N.A. ("JPMorgan") related to JPMorgan's actions as administrative agent of the Term Loan.

The trial on the value of the remaining collateral commenced on April 24, 2017, and closing arguments took place on June 5, 2017. The trial focused on 40 representative assets (the "Representative Assets"), to address (1) whether the Representative Assets are fixtures and thus constitute the Term Loan Lenders' remaining collateral, and (2) the value of, and the valuation methodology that should apply in valuing, each of the Representative Assets. On September 26, 2017 the judge issued an opinion and on October 10, 2017, the plaintiffs filed a motion for perffmission to appeal the judge's decision. On December 12, 2017, the parties commenced mediation to try and extrapolate the Bankruptcy Court's decision to each asset that may constitute the Term Loan Lenders' remaining collateral.

With respect to the Hancock Funds' cross-claims against JPMorgan, limited discovery is currently ongoing and dispositive motions on the cross-claims are not expected until after the mediation concludes. JPMorgan has agreed to extend the cross-claims filing deadline until the end of the year. The next mediation session has been scheduled for April 19, 2018.

The fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the Floating Rate Income Fund, or if the Floating Rate Income Fund enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on the Floating Rate Income's net asset value.

Note 10 — New rule issuance

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       41

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Western Asset Management Company

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       42

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437323	328SA 2/18 4/18

John Hancock

Fundamental Global Franchise Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Investors around the world experienced a meaningful rise in market volatility in the last few weeks of the reporting period. Stock prices declined as bond yields climbed amid the increasing prospect of higher inflation. While some in the asset management community see the sell-off as an overdue correction, we believe the extended period of extremely low volatility in financial asset prices is behind us for the time being.

Ultimately, the asset prices of stocks are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report. In the United States, unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. In step with these signals of domestic economic strength, synchronized global growth continued to gain momentum, which has contributed to favorable corporate earnings across the world's developed and emerging markets.

While markets delivered positive results for the overall period, it's important for investors to be cognizant of the downside risks. Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies investing in any market cycle.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Fundamental Global Franchise Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
17	Financial highlights
21	Notes to financial statements
27	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global economic growth helped drive stocks higher

Stocks benefited from synchronized global economic growth, although volatility increased late in the period.

Economically sensitive sectors led the rally

Investors favored stocks with the most exposure to economic recovery, with notable gains within the fund's benchmark, the MSCI World Index, from the financials and information technology sectors.

Consumer staples hindered the fund's relative performance

Security selection and a sizable overweight in consumer staples, underexposure to financials, and stock picks in the consumer discretionary sector detracted from the fund's performance relative to its benchmark.

SECTOR COMPOSITION AS OF 2/28/18 (%)

A note about risks

Growth stocks may be subject to greater price fluctuations because their prices tend to place greater emphasis on earnings expectations. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Derivatives transactions, including hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Jonathan White, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Jonathan White, CFA
Portfolio Manager
John Hancock Asset Management

What factors drove the returns of the fund's benchmark, the MSCI World Index, during the six months ended February 28, 2018?

Strengthening U.S. and global economic growth helped corporate earnings, providing a tailwind for stocks. In addition, a major overhaul to the U.S. tax code significantly lowered corporate tax rates, bolstering earnings growth expectations. Added tailwinds came from higher oil prices, which topped $60 per barrel during the period. Against this backdrop, the U.S. Federal Reserve (Fed) edged its short-term interest-rate target higher in December, and both the Fed and the European Central Bank signaled plans to slow their bond buying. Rising inflation fears in the U.S. and mounting geopolitical concerns, however, led to increased volatility late in the period.

Which sectors were market leaders?

Investors favored more economically sensitive sectors this period. Within the fund's benchmark, information technology stocks posted the strongest advance, buoyed by the growth of cloud computing and more people using mobile devices. The consumer discretionary sector benefited as better economic conditions buoyed consumer spending, while financial stocks were helped by both higher interest rates and accelerating economic growth. By contrast, more defensive sectors, including real estate, telecommunication services, and consumer staples, were laggards.

Given this environment, how did the fund perform?

The fund's Class A shares returned 2.29% (excluding sales charges), which was well behind the 9.09% advance of the benchmark. Both security selection and sector allocations contributed to the fund's underperformance.

What can you tell us about your investment process?

We focus on security selection that targets what we view as high-quality, predictable businesses operating in structurally attractive industries. Drilling down, we look for companies with strong balance sheets, global franchises, and broad competitive advantages. We try to invest in these types of firms when they're selling at a discount to what we think they're worth. Our process most closely

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       4

"Both security selection and sector allocations contributed to the fund's underperformance."
resembles that of a private equity investor or long-term minority owner. We tend to look out a minimum of five years, much further than typical investors, and do far more due diligence. Since the types of stocks we're looking for are hard to find, the portfolio tends to be focused in a limited number of names, with just 33 stocks at period end.

What factors drove the fund's underperformance over the past six months?

We found the biggest concentration of companies meeting our criteria in the consumer staples sector, a sizable overweight and over one-third of net assets at period end. This allocation detracted from the fund's relative result, as did security selection in the healthcare and consumer descretionary sectors.

Which stocks most hurt relative performance?

Our biggest disappointment was a non-index investment in Tempur Sealy International, Inc. in the consumer discretionary sector. The company has a dominant globally recognized premium mattress brand that makes its business somewhat easier to predict. However, over the past six months, Tempur Sealy's stock declined due to industry weakness, a shortfall in fourth-quarter revenue growth, and tough year-over-year comparisons following the decision last spring to sever ties with retailer Mattress Firm (which was not held) as part of a renewed focus on profit growth. As long-term investors, we're encouraged to see that profits have already started to increase as the company has expanded direct sales to consumers.

In healthcare, having a sizable overweight in Ireland-based pharmaceuticals company Allergan PLC

TOP 10 HOLDINGS AS OF 2/28/18 (%)

Heineken Holding NV	7.7
eBay, Inc.	7.4
Anheuser-Busch InBev SA	5.6
Amazon.com, Inc.	5.5
Danone SA	4.9
Ferrari NV	4.1
Allergan PLC	3.9
American Tower Corp.	3.3
Tempur Sealy International, Inc.	3.2
British American Tobacco PLC	3.0
TOTAL	48.6
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       5

hurt. Allergan, best known for its Botox antiwrinkle treatment, saw its shares decline because of concern over the looming patent expiration for its second biggest product by sales, Restasis dry-eye drops. In addition, mounting competitive threats for Botox worried investors. We took advantage of the stock's downturn and added to our stake. We view Allergan as a high-quality business with a strong competitive position, driven by its well-known brands, many patents, and global franchise.

Which other stocks weighed on results?

In consumer staples, non-benchmark stakes in global brewers Anheuser-Busch InBev SA, headquartered in Belgium, and Heineken Holding N.V., based out of the Netherlands, detracted from performance. These are two of the largest beer companies in the world, with market-leading brands, operating in a consolidated industry with predictable pricing. Both stocks—which were among the fund's largest holdings at period end—were hurt by the investor rotation away from more defensive stocks and by competition from craft beers, especially in the U.S.

In the consumer discretionary sector, an overweight in Liberty Media Formula One, a global sports franchise that controls the F1 race series, detracted. Liberty is in the process of maximizing the Formula One asset value by undertaking new initiatives, including increasing the number of races, renegotiating contracts with some of the largest teams, and building a digital platform for viewers. However, uncertainty about how long it will take to improve the business pressured the recent return.

Were there particular sectors or stocks that helped relative performance?

The fund benefited from having no exposure to the weak-performing utilities and telecommunication services sectors—areas where we found few stocks that fit our criteria in terms of quality, predictability, and global franchises.

Individual contributors included Amazon.com, Inc. in the consumer discretionary sector. Its stock

COUNTRY COMPOSITION AS OF 2/28/18 (%)

United States	58.4
United Kingdom	9.5
Netherlands	7.7
Italy	6.1
Belgium	5.6
Switzerland	5.0
France	4.9
Ireland	2.8
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       6

soared, bolstered by the company's highly profitable cloud computing business, the expansion of its e-commerce operation worldwide, and one of its strongest holiday sales seasons ever. In information technology, shares of global online auctioneer eBay, Inc. produced a strong gain, as turnaround efforts led to accelerated revenue growth and an increase in active users. Amazon and eBay were among the fund's top five positions at period end. Lastly, Walmart, Inc., within the consumer staples sector, aided performance. Walmart is the largest retailer in the world, giving it power over suppliers, tremendous scale, marketing clout, and valuable real estate assets. Recent investments in improving store operations and e-commerce capabilities drove encouraging third-quarter results that overshadowed disappointing fourth-quarter online sales.

How was the fund positioned at period end?

Given a widening array of market outcomes and relatively high valuations, we think it makes sense to play both offense (capital appreciation) and defense (capital preservation). We believe investing in high-quality businesses when they are out of favor with investors can help us preserve capital in market downturns, and also offer long-term appreciation potential. We're especially interested in brands that control their own destinies through direct sales and companies that have some type of niche. The fund ended the period with sizable overweights in the consumer staples and consumer discretionary sectors and notable underweights in industrials and financials.

MANAGED BY

Jonathan White, CFA On the fund since 2013 Investing since 1997
Emory W. (Sandy) Sanders, Jr., CFA On the fund since inception Investing since 1997

The views expressed in this report are exclusively those of Jonathan White, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	10.47	10.32	11.92	-2.83	63.39	89.42
Class I2	16.65	11.84	13.34	2.44	74.95	103.43
Class R6[2,3]	16.74	11.56	13.03	2.53	72.81	100.34
Class NAV[2]	16.68	11.96	13.45	2.47	75.91	104.60
Index †	18.00	11.31	13.33	9.09	70.90	103.29

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross/Net (%)	1.29	0.98	0.89	0.87

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Global Franchise Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)
Class I2	6-29-12	20,343	20,343	20,329
Class R6[2,3]	6-29-12	20,034	20,034	20,329
Class NAV[2]	6-29-12	20,460	20,460	20,329

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-29-12.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R6 shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,022.90	$6.47	1.29%
	Hypothetical example for comparison purposes	1,000.00	1,018.40	6.46	1.29%
Class I	Actual expenses/actual returns	1,000.00	1,024.40	4.97	0.99%
	Hypothetical example for comparison purposes	1,000.00	1,019.90	4.96	0.99%
Class R6	Actual expenses/actual returns	1,000.00	1,025.30	4.47	0.89%
	Hypothetical example for comparison purposes	1,000.00	1,020.40	4.46	0.89%
Class NAV	Actual expenses/actual returns	1,000.00	1,024.70	4.42	0.88%
	Hypothetical example for comparison purposes	1,000.00	1,020.40	4.41	0.88%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       11

Fund’s investments
AS OF 2-28-18 (unaudited)
	Shares	Value
Common stocks 93.8%		$413,118,582
(Cost $325,804,133)
Belgium 5.6%		24,677,706
Anheuser-Busch InBev SA	232,461	24,677,706
France 4.9%		21,552,965
Danone SA	270,234	21,552,965
Ireland 2.8%		12,125,626
Shire PLC	284,509	12,125,626
Italy 6.1%		26,952,041
Ferrari NV	144,372	17,932,447
Salvatore Ferragamo SpA	321,790	9,019,594
Netherlands 7.7%		34,010,526
Heineken Holding NV	341,912	34,010,526
Switzerland 5.0%		21,909,057
Cie Financiere Richemont SA	115,446	10,123,524
Nestle SA	148,337	11,785,533
United Kingdom 9.5%		42,040,545
British American Tobacco PLC	221,604	13,079,706
Diageo PLC	327,019	11,096,017
IHS Markit, Ltd. (A)	134,892	6,346,669
Imperial Brands PLC	320,808	11,518,153
United States 52.2%		229,850,116
Allergan PLC	111,833	17,246,885
Alphabet, Inc., Class A (A)	5,069	5,595,770
Alphabet, Inc., Class C (A)	5,176	5,718,082
Amazon.com, Inc. (A)	15,991	24,185,588
American Express Company	108,324	10,562,673
American Tower Corp.	104,368	14,541,593
Apple, Inc.	70,119	12,489,596
AutoZone, Inc. (A)	13,401	8,907,913
Biogen, Inc. (A)	22,569	6,522,215
eBay, Inc. (A)	759,052	32,532,969
General Electric Company	609,611	8,601,611
Gilead Sciences, Inc.	104,332	8,214,058
Liberty Media Corp.-Liberty Formula One, Series A (A)	112,386	3,548,026
Liberty Media Corp.-Liberty Formula One, Series C (A)	329,610	10,854,057
Nielsen Holdings PLC	171,377	5,592,032
Ralph Lauren Corp.	64,243	6,799,479
Tempur Sealy International, Inc. (A)	288,853	14,278,004
12	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Time Warner, Inc.	103,252	$9,598,306
Twenty-First Century Fox, Inc., Class A	202,935	7,472,067
Visa, Inc., Class A	72,691	8,936,632
Walmart, Inc.	85,019	7,652,560

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 7.9%				$34,778,829
(Cost $34,778,829)
U.S. Government Agency 6.3%				27,546,000
Federal Agricultural Mortgage Corp. Discount Note	1.150	03-01-18	4,186,000	4,186,000
Federal Home Loan Bank Discount Note	1.000	03-01-18	23,360,000	23,360,000

	Yield (%)	Shares	Value
Money market funds 1.6%			7,232,829

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.2429(B)	7,232,829	7,232,829
Total investments (Cost $360,582,962) 101.7%			$447,897,411
Other assets and liabilities, net (1.7%)			(7,671,083)
Total net assets 100.0%			$440,226,328

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $361,872,510. Net unrealized appreciation aggregated to $86,024,901, of which $98,666,089 related to gross unrealized appreciation and $12,641,188 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Investments, at value (Cost $$360,582,962)	$447,897,411
Foreign currency, at value (Cost $18)	18
Receivable for fund shares sold	268,477
Dividends and interest receivable	1,009,593
Other receivables and prepaid expenses	46,067
Total assets	449,221,566
Liabilities
Payable for investments purchased	8,896,375
Payable to affiliates
Accounting and legal services fees	25,678
Transfer agent fees	501
Trustees' fees	912
Other liabilities and accrued expenses	71,772
Total liabilities	8,995,238
Net assets	$440,226,328
Net assets consist of
Paid-in capital	$329,073,161
Accumulated distributions in excess of net investment income	(145,651)
Accumulated net realized gain (loss) on investments and foreign currency transactions	23,930,659
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	87,368,159
Net assets	$440,226,328

Net asset value per share
Based on net asset value and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($1,670,527 ÷ 133,820 shares)[1]	$12.48
Class I ($4,249,393 ÷ 339,102 shares)	$12.53
Class R6 ($789,482 ÷ 62,974 shares)	$12.54
Class NAV ($433,516,926 ÷ 34,588,788 shares)	$12.53
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$13.14

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       14

STATEMENT OF OPERATIONS  For the six months ended 2-28-18 (unaudited)

Investment income
Dividends	$2,502,566
Interest	201,196
Less foreign taxes withheld	(58,920)
Total investment income	2,644,842
Expenses
Investment management fees	1,935,570
Distribution and service fees	1,907
Accounting and legal services fees	39,339
Transfer agent fees	3,056
Trustees' fees	5,382
State registration fees	34,337
Printing and postage	15,689
Professional fees	46,799
Custodian fees	58,179
Other	12,732
Total expenses	2,152,990
Less expense reductions	(20,527)
Net expenses	2,132,463
Net investment income	512,379
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	48,209,801
48,209,801
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(35,126,002)
(35,126,002)
Net realized and unrealized gain	13,083,799
Increase in net assets from operations	$13,596,178

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$512,379	$4,166,166
Net realized gain	48,209,801	50,373,841
Change in net unrealized appreciation (depreciation)	(35,126,002)	35,425,647
Increase in net assets resulting from operations	13,596,178	89,965,654
Distributions to shareholders
From net investment income
Class A	(6,458)	(384)
Class I	(38,067)	(12,724)
Class R6	(5,551)	—
Class NAV	(4,245,221)	(3,972,000)
From net realized gain
Class A	(167,898)	(12,628)
Class I	(641,602)	(203,971)
Class R6	(85,095)	—
Class NAV	(63,470,845)	(53,885,715)
Total distributions	(68,660,737)	(58,087,422)
From fund share transactions	(58,032,628)	68,292,625
Total increase (decrease)	(113,097,187)	100,170,857
Net assets
Beginning of period	553,323,515	453,152,658
End of period	$440,226,328	$553,323,515
Undistributed (accumulated distributions in excess of) net investment income	($145,651)	$3,637,267

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       16

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$14.21		$13.78	$12.71	$13.24	$12.11	$10.55
Net investment income (loss)[2]	(0.01	) [3]	0.05	0.07	0.05	0.06	0.07
Net realized and unrealized gain on investments	0.35		1.68	2.35	0.14	1.74	1.53
Total from investment operations	0.34		1.73	2.42	0.19	1.80	1.60
Less distributions
From net investment income	(0.08)		(0.04)	(0.07)	(0.07)	(0.08)	(0.04)
From net realized gain	(1.99)		(1.26)	(1.28)	(0.65)	(0.59)	—
Total distributions	(2.07)		(1.30)	(1.35)	(0.72)	(0.67)	(0.04)
Net asset value, end of period	$12.48		$14.21	$13.78	$12.71	$13.24	$12.11
Total return (%)[4,5]	2.29	[6]	14.58	19.84	1.51	15.05	15.21
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1	— [7]	— [7]	— [7]	— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	[8]	1.28	1.28	1.33	1.42	1.38
Expenses including reductions	1.29	[8]	1.27	1.28	1.32	1.42	1.38
Net investment income (loss)	(0.16	) [3,8]	0.34	0.50	0.38	0.50	0.64
Portfolio turnover (%)	18		54	38	28	13	26

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       17

Class I Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$14.28		$13.84	$12.76	$13.29	$12.14	$10.55
Net investment income[2]	0.01	[3]	0.10	0.13	0.11	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.35		1.68	2.34	0.12	1.72	1.52
Total from investment operations	0.36		1.78	2.47	0.23	1.85	1.65
Less distributions
From net investment income	(0.12)		(0.08)	(0.11)	(0.11)	(0.11)	(0.06)
From net realized gain	(1.99)		(1.26)	(1.28)	(0.65)	(0.59)	—
Total distributions	(2.11)		(1.34)	(1.39)	(0.76)	(0.70)	(0.06)
Net asset value, end of period	$12.53		$14.28	$13.84	$12.76	$13.29	$12.14
Total return (%)[4]	2.44	[5]	14.97	20.22	1.86	15.52	15.75
Ratios and supplemental data
Net assets, end of period (in millions)	$4		$4	$2	$1	$1	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	[7]	0.97	0.97	0.98	1.02	1.00
Expenses including reductions	0.99	[7]	0.96	0.97	0.98	1.02	1.00
Net investment income	0.12	[3,7]	0.74	0.96	0.83	1.01	1.14
Portfolio turnover (%)	18		54	38	28	13	26

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       18

Class R6 Shares Period ended	2-28-18	[1]	8-31-17	[2]
Per share operating performance
Net asset value, beginning of period	$14.29		$12.32
Net investment income[3]	0.01	[4]	0.09
Net realized and unrealized gain on investments	0.36		1.88
Total from investment operations	0.37		1.97
Less distributions
From net investment income	(0.13)		—
From net realized gain	(1.99)		—
Total distributions	(2.12)		—
Net asset value, end of period	$12.54		$14.29
Total return (%)[5]	2.53	[6]	15.99	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	[8]	0.88	[8]
Expenses including reductions	0.89	[8]	0.87	[8]
Net investment income	0.18	[4,8]	1.17	[8]
Portfolio turnover (%)	18		54	[9]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R6 shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-16 to 8-31-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       19

Class NAV Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$14.29		$13.85	$12.77	$13.30	$12.15	$10.56
Net investment income[2]	0.01	[3]	0.10	0.12	0.11	0.13	0.13
Net realized and unrealized gain on investments	0.35		1.69	2.37	0.14	1.74	1.53
Total from investment operations	0.36		1.79	2.49	0.25	1.87	1.66
Less distributions
From net investment income	(0.13)		(0.09)	(0.13)	(0.13)	(0.13)	(0.07)
From net realized gain	(1.99)		(1.26)	(1.28)	(0.65)	(0.59)	—
Total distributions	(2.12)		(1.35)	(1.41)	(0.78)	(0.72)	(0.07)
Net asset value, end of period	$12.53		$14.29	$13.85	$12.77	$13.30	$12.15
Total return (%)[4]	2.47	[5]	15.09	20.34	1.99	15.62	15.76
Ratios and supplemental data
Net assets, end of period (in millions)	$434		$548	$451	$449	$454	$408
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	[6]	0.86	0.86	0.87	0.90	0.90
Expenses including reductions	0.88	[6]	0.86	0.85	0.87	0.90	0.90
Net investment income	0.21	[3,6]	0.77	0.92	0.83	1.03	1.11
Portfolio turnover (%)	18		54	38	28	13	26

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       20

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Fundamental Global Franchise Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       21

includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$24,677,706	—	$24,677,706	—
France	21,552,965	—	21,552,965	—
Ireland	12,125,626	—	12,125,626	—
Italy	26,952,041	$17,932,447	9,019,594	—
Netherlands	34,010,526	—	34,010,526	—
Switzerland	21,909,057	—	21,909,057	—
United Kingdom	42,040,545	6,346,669	35,693,876	—
United States	229,850,116	229,850,116	—	—
Short-term investments	34,778,829	7,232,829	27,546,000	—
Total investments in securities	$447,897,411	$261,362,061	$186,535,350	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       22

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018 were $1,729.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       23

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $1 billion of the fund's average net assets and (b) 0.780% of the fund's average net assets in excess of $1 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended February 28, 2018, the expense reductions described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$55	Class NAV	$20,272
Class I	184	Total	$20,527
Class R6	16

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2018, were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%

Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended February 28, 2018, no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       24

Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018 there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,907	$682
Class I	—	2,352
Class R6	—	22
Total	$1,907	$3,056

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	83,374	$1,132,934	53,146	$725,614
Distributions reinvested	13,904	174,356	—	—
Repurchased	(26,185)	(364,493)	(419)	(5,671)
Net increase	71,093	$942,797	52,727	$719,943
Class I shares
Sold	68,456	$931,862	134,489	$1,706,630
Distributions reinvested	54,028	679,669	18,458	216,695
Repurchased	(74,072)	(944,875)	(23,785)	(280,902)
Net increase	48,412	$666,656	129,162	$1,642,423
Class R6 shares[1]
Sold	55,252	$774,767	4,074	$50,220
Distributions reinvested	6,522	82,049	—	—
Repurchased	(2,873)	(38,145)	(1)	(12)
Net increase	58,901	$818,671	4,073	$50,208

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       25

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	510,292	$6,756,948	11,145,558	$144,465,487
Distributions reinvested	5,382,835	67,716,066	4,928,255	57,857,715
Repurchased	(9,666,474)	(134,933,766)	(10,259,037)	(136,443,151)
Net increase (decrease)	(3,773,347)	($60,460,752)	5,814,776	$65,880,051
Total net increase (decrease)	(3,594,941)	($58,032,628)	6,000,738	$68,292,625

1The inception date for Class R6 shares is 2-13-17.

Affiliates of the fund owned 80%, 6% and 100% of shares of Class I, Class R6 and Class NAV, respectively, on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $82,515,752 and $189,687,368, respectively, for the six months ended February 28, 2018.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2018, funds within the John Hancock group of funds complex held 98.4% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	31.0%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	27.0%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	10.0%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.6%

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       26

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

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John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

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John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental Global Franchise. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437324	398SA 2/18 4/18

John Hancock

Global Equity Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Investors around the world experienced a meaningful rise in market volatility in the last few weeks of the reporting period. Stock prices declined as bond yields climbed amid the prospect of higher inflation. While some in the asset management community see the sell-off as an overdue correction, we believe the extended period of extremely low volatility in financial asset prices is behind us for the time being.

Ultimately, the asset prices of stocks are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report. In the United States, unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. In step with these signals of domestic economic strength, synchronized global growth continued to gain momentum, which has contributed to favorable corporate earnings across the world's developed and emerging markets.

While markets delivered positive results for the overall period, it's important for investors to be cognizant of the downside risks. Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies investing in any market cycle.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Global Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
17	Financial highlights
24	Notes to financial statements
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global stocks rallied for much of the period

Equity markets around the world remained on an upward trajectory as accommodative central bank policies, solid corporate earnings, and low inflation fueled strong global stock market returns.

The fund underperformed its benchmark

The fund trailed the performance of its benchmark, the MSCI World Index, due to both sector allocation and stock selection.

Momentum-based market environment was a headwind

The growth-dominated, momentum-driven market environment did not reward the fund's investment approach, with its emphasis on quality, intrinsic value, and downside protection.

SECTOR COMPOSITION AS OF 2/28/18 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Paul G. Boyne, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Paul G. Boyne
Portfolio Manager
John Hancock Asset Management

How did the global stock market perform during the six months ended February 28, 2018?

Global equity markets continued to advance during the period. Improving global economic conditions, low inflation, and steady corporate earnings growth provided a favorable backdrop for stock market performance. With the exception of the U.S. Federal Reserve (Fed), which raised short-term interest rates in December 2017—and again just after period end in March—most of the world's central banks maintained accommodative monetary policies, which was also supportive for stocks. However, global equity markets gave up some gains toward the end of the reporting period as investors grew concerned about rising interest rates and signs of higher inflation in many regions of the world.

Despite the late-period pullback, the fund's benchmark, the MSCI World Index, returned 9.09% for the period. On a regional basis, equity markets in the Asia-Pacific region produced the best returns, led by Japan and Singapore, as economic growth improved across the region. The U.S. stock market also posted double-digit gains as strong corporate earnings and federal tax reform boosted investor confidence. European equity markets lagged despite a marked improvement in economic activity there. Concerns about the negative impact of a stronger euro on European exporters weighed on equity markets in the region.

On a sector basis, information technology and consumer discretionary stocks posted the best returns, while utilities and real estate stocks declined.

How did the fund perform in this environment?

The fund delivered a positive return, but underperformed its benchmark. The factors driving strong equity market returns during the period—accommodative central bank policies, solid corporate earnings, and low global inflation—fueled a growth-dominated, momentum-driven rally. The fund's emphasis on quality, intrinsic values, and downside protection is not well suited to a momentum-oriented market environment. As we stayed true to our disciplined investment process, the fund was unable to keep pace with the benchmark's advance.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       4

"Stock selection in the healthcare and consumer staples sectors detracted the most from relative performance."

What fund holdings detracted from performance compared with the index?

Stock selection in the healthcare and consumer staples sectors detracted the most from relative performance. In the healthcare sector, the most significant individual detractors were Swiss biotechnology firm Roche Holding AG and French pharmaceutical company Sanofi. Both companies reported lower-than-expected earnings amid a slowdown in sales of some of their biggest-selling medications. However, we have confidence in the product pipelines of each company, and they remain portfolio holdings.

In the consumer staples sector, tobacco producer Japan Tobacco, Inc. and Swiss food products maker Nestlé SA detracted the most. Japan Tobacco declined in response to a proposal from the U.S. Food and Drug Administration to reduce nicotine levels in cigarettes. Nestlé faced slower growth and increasing competition, particularly in Brazil and North America, that put downward pressure on the company's profits and, in turn, its share price.

Another noteworthy detractor was Australian packaging company Amcor, Ltd. The company struggled with rising raw material prices, most notably for resin and aluminum, which are important components in many of Amcor's packaging products. The higher input prices weighed on Amcor's earnings and stock price during the reporting period.

What holdings contributed positively to relative performance during the period?

Stock selection and an overweight position in the financials sector added value. The leading contributors in this sector included banks Huntington Bancshares, Inc., Wells Fargo & Company, and

TOP 10 HOLDINGS AS OF 2/28/18 (%)

Wells Fargo & Company	4.6
Nestle SA	3.8
Apple, Inc.	3.7
Roche Holding AG	3.6
Microsoft Corp.	3.3
Koninklijke Philips NV	3.1
Oracle Corp.	2.9
Amcor, Ltd.	2.9
Johnson & Johnson	2.7
Affiliated Managers Group, Inc.	2.7
TOTAL	33.3
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       5

JPMorgan Chase & Co. Bank stocks in general rallied sharply as they were expected to be meaningful beneficiaries of regulatory reform and the new tax legislation.

Another substantial contributor in the financials sector was German stock exchange operator Deutsche Boerse AG. The company welcomed a new CEO, reported better-than-expected earnings, and raised its dividend during the reporting period.

The top contributor in the portfolio was a new fund holding, networking company Cisco Systems, Inc. We added Cisco to the portfolio because of its strong free cash flow growth, underpinned by a business model that has transitioned into higher-value, recurring software subscriptions. The company exceeded earnings expectations in the fourth quarter of 2017 and reported its first quarterly revenue growth in more than two years. Cisco is also poised to benefit from tax law changes, particularly in regard to repatriating cash from outside the U.S.

What changes did you make to the fund during the period?

In addition to Cisco, we added seven new holdings to the portfolio: aircraft manufacturer Airbus SE, insurer Direct Line Insurance Group PLC, healthcare equipment maker Medtronic PLC, pharmaceutical firm Merck KGaA, tire manufacturer Cie. Generale des Etablissements Michelin SCA, financial services company Synchrony Financial, and credit card services provider Cielo SA.

The fund exited several stocks that approached our estimate of fair value during the period, including financial services companies HSBC Holdings PLC and The PNC Financial Services Group, Inc., insurer Aon PLC, vehicle parts maker Bridgestone Corp., industrial conglomerate Honeywell International, Inc., automaker Honda Motor Company, Ltd., and imaging company Canon, Inc. We sold two other companies during the period—communications satellite operator SES SA because of

TOP 10 COUNTRIES AS OF 2/28/18 (%)

United States	45.1
Switzerland	11.6
France	10.2
Netherlands	8.7
United Kingdom	4.8
Germany	3.7
Hong Kong	3.1
Japan	3.0
Australia	2.9
South Korea	1.3
TOTAL	94.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       6

satellite launch delays and concerns about financing for an acquisition, and telecommunication services company KDDI Corp. because of increased competition in the Japanese wireless market.

Based on your outlook for the global equity markets, how was the fund positioned at the end of the reporting period?

Our analysis indicates that valuations are well above historical averages and leverage has increased, even as profit margins appear to be near peak levels. We find this worrying because current valuations have priced in strong earnings growth, which we think may be overly optimistic.

Valuation concerns aside, there are additional macroeconomic issues that investors should monitor. The Fed appears committed to further interest-rate hikes despite little material inflation in the U.S.; in fact, we are more concerned about the possibility that inflation will decelerate going forward. Political uncertainty in the United States contrasts with that of Europe, where political stability has been strengthened by 2017 election outcomes and French President Macron's structural reforms. Meanwhile, North Korea's nuclear ambitions remain a source of apprehension.

In this environment, we believe it makes sense to focus on companies that have enduring businesses, strong management teams with a track record of effective capital allocation, healthy balance sheets, and sustainable free cash flow. Financials remain the largest sector weighting in the portfolio, with an emphasis on the U.S. and a more cautionary view of European financial firms. We also continue to see value in the consumer staples sector, which meaningfully underperformed during the period.

Can you tell us about a manager change?

After period end, on March 22, 2018, Stephen G. Hermsdorf was named a portfolio manager on the team. Stephen has more than 21 years of experience in the investment management field. There will be no changes to the overall strategy of the fund.

MANAGED BY

Paul G. Boyne On the fund since 2013 Investing since 1993
Douglas M. McGraw, CFA On the fund since 2013 Investing since 1995
Stephen G. Hermsdorf On the fund since 2018 Investing since 1997

The views expressed in this report are exclusively those of Paul G. Boyne, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	4.87	6.43	-0.71	34.80
Class C2	8.66	7.11	3.20	38.99
Class I3	10.71	7.88	4.64	43.80
Class R2[2,3]	10.41	7.61	4.55	42.12
Class R4[2,3]	10.74	7.74	4.67	42.93
Class R6[2,3]	10.91	7.85	4.83	43.66
Class NAV[3]	10.83	8.02	4.76	44.70
Index†	18.00	9.95	9.09	57.56

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.29	1.98	0.97	1.38	1.23	0.88	0.87
Net (%)	1.29	1.98	0.97	1.38	1.13	0.88	0.87

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Equity Fund  for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	5-16-13	13,899	13,899	15,756
Class I3	5-16-13	14,380	14,380	15,756
Class R2[2,3]	5-16-13	14,212	14,212	15,756
Class R4[2,3]	5-16-13	14,293	14,293	15,756
Class R6[2,3]	5-16-13	14,366	14,366	15,756
Class NAV[3]	5-16-13	14,470	14,470	15,756

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 5-16-13.
2	Class C, Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. The returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,045.20	$6.44	1.27%
	Hypothetical example for comparison purposes	1,000.00	1,018.50	6.36	1.27%
Class C	Actual expenses/actual returns	1,000.00	1,041.70	9.97	1.97%
	Hypothetical example for comparison purposes	1,000.00	1,015.00	9.84	1.97%
Class I	Actual expenses/actual returns	1,000.00	1,046.40	4.92	0.97%
	Hypothetical example for comparison purposes	1,000.00	1,020.00	4.86	0.97%
Class R2	Actual expenses/actual returns	1,000.00	1,045.50	6.39	1.26%
	Hypothetical example for comparison purposes	1,000.00	1,018.50	6.31	1.26%
Class R4	Actual expenses/actual returns	1,000.00	1,046.70	5.18	1.02%
	Hypothetical example for comparison purposes	1,000.00	1,019.70	5.11	1.02%
Class R6	Actual expenses/actual returns	1,000.00	1,048.30	4.42	0.87%
	Hypothetical example for comparison purposes	1,000.00	1,020.50	4.36	0.87%
Class NAV	Actual expenses/actual returns	1,000.00	1,047.60	4.37	0.86%
	Hypothetical example for comparison purposes	1,000.00	1,020.50	4.31	0.86%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       11

Fund’s investments
AS OF 2-28-18 (unaudited)
	Shares	Value
Common stocks 96.2%		$785,590,531
(Cost $719,059,092)
Australia 2.9%		23,545,609
Amcor, Ltd.	2,196,537	23,545,609
Brazil 1.2%		9,712,059
Cielo SA	1,303,600	9,712,059
France 10.2%		83,422,696
Airbus SE	132,362	15,843,447
Cie Generale des Etablissements Michelin SCA	118,632	18,234,342
Safran SA	115,692	12,765,463
Sanofi	194,617	15,365,029
TOTAL SA	372,975	21,214,415
Germany 3.7%		30,140,270
Deutsche Boerse AG	110,759	14,727,856
Merck KGaA	154,664	15,412,414
Hong Kong 3.1%		24,849,093
China Mobile, Ltd.	1,622,500	15,110,394
CK Hutchison Holdings, Ltd.	779,206	9,738,699
Ireland 1.2%		9,939,195
Medtronic PLC	124,411	9,939,195
Japan 3.0%		24,324,457
Japan Tobacco, Inc.	268,900	7,630,609
Mitsubishi Estate Company, Ltd.	957,800	16,693,848
Netherlands 8.7%		71,238,464
Akzo Nobel NV	84,637	8,245,213
Heineken NV	200,106	20,779,189
Koninklijke Ahold Delhaize NV	380,507	8,543,176
Koninklijke Philips NV	664,569	25,327,403
Wolters Kluwer NV	164,715	8,343,483
Switzerland 11.6%		94,753,426
Chubb, Ltd.	132,884	18,858,898
Nestle SA	388,854	30,894,865
Novartis AG	189,843	15,837,052
Roche Holding AG	126,256	29,162,611
Taiwan 0.7%		6,062,844
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	139,858	6,062,844
United Kingdom 4.8%		39,100,585
British American Tobacco PLC	288,782	17,044,745
Direct Line Insurance Group PLC	1,891,096	9,945,644
12	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Experian PLC	567,259	$12,110,196
United States 45.1%		368,501,833
Advance Auto Parts, Inc.	170,208	19,446,264
Affiliated Managers Group, Inc.	115,837	21,934,894
Apple, Inc.	170,973	30,453,711
Arthur J. Gallagher & Company	121,866	8,422,159
Cisco Systems, Inc.	251,000	11,239,780
Exxon Mobil Corp.	195,106	14,777,328
Huntington Bancshares, Inc.	1,081,140	16,973,898
Johnson & Johnson	169,562	22,022,713
Johnson Controls International PLC	591,929	21,824,422
JPMorgan Chase & Co.	144,147	16,648,979
Microsoft Corp.	287,565	26,964,970
Mondelez International, Inc., Class A	364,918	16,019,900
Oracle Corp.	469,711	23,800,256
Synchrony Financial	269,728	9,815,402
The Procter & Gamble Company	207,933	16,326,899
United Technologies Corp.	157,505	21,222,224
Verizon Communications, Inc.	371,811	17,750,257
Wells Fargo & Company	642,378	37,521,299

Whirlpool Corp.	94,419	15,336,478
Preferred securities 1.3%		$10,639,862
(Cost $10,298,359)
South Korea 1.3%		10,639,862
Samsung Electronics Company, Ltd.	5,792	10,639,862

	Yield (%)	Shares	Value
Short-term investments 2.2%			$17,852,354
(Cost $17,852,354)
Money market funds 2.2%			17,852,354
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.2429(A)	17,852,354	17,852,354
Total investments (Cost $747,209,805) 99.7%			$814,082,747
Other assets and liabilities, net 0.3%			2,412,989
Total net assets 100.0%			$816,495,736

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	The rate shown is the annualized seven-day yield as of 2-28-18.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $752,085,651. Net unrealized appreciation aggregated to $61,997,096, of which $86,872,834 related to gross unrealized appreciation and $24,875,738 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Investments, at value (Cost $747,209,805)	$814,082,747
Foreign currency, at value (Cost $41,020)	41,019
Receivable for investments sold	39,782
Receivable for fund shares sold	356,312
Dividends and interest receivable	2,201,879
Other receivables and prepaid expenses	90,681
Total assets	816,812,420
Liabilities
Payable for investments purchased	39,951
Payable for fund shares repurchased	122,884
Payable to affiliates
Accounting and legal services fees	46,770
Transfer agent fees	6,975
Distribution and service fees	78
Trustees' fees	1,356
Other liabilities and accrued expenses	98,670
Total liabilities	316,684
Net assets	$816,495,736
Net assets consist of
Paid-in capital	$933,756,261
Undistributed net investment income	1,334,646
Accumulated net realized gain (loss) on investments, foreign currency transactions and foreign currency transactions	(185,523,495)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	66,928,324
Net assets	$816,495,736

Net asset value per share
Based on net asset value and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($44,257,855 ÷ 3,818,633 shares)[1]	$11.59
Class C ($15,759,071 ÷ 1,359,553 shares)[1]	$11.59
Class I ($20,544,150 ÷ 1,771,913 shares)	$11.59
Class R2 ($205,389 ÷ 17,685 shares)	$11.61
Class R4 ($45,862 ÷ 3,956 shares)	$11.59
Class R6 ($5,389,787 ÷ 465,163 shares)	$11.59
Class NAV ($730,293,622 ÷ 63,055,959 shares)	$11.58
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$12.20

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       14

STATEMENT OF OPERATIONS  For the six months ended 2-28-18 (unaudited)

Investment income
Dividends	$8,066,397
Securities lending	123,967
Interest	62,077
Less foreign taxes withheld	(434,453)
Total investment income	7,817,988
Expenses
Investment management fees	3,350,020
Distribution and service fees	151,473
Accounting and legal services fees	69,608
Transfer agent fees	46,538
Trustees' fees	9,040
State registration fees	38,018
Printing and postage	20,853
Professional fees	39,297
Custodian fees	96,111
Other	17,155
Total expenses	3,838,113
Less expense reductions	(35,609)
Net expenses	3,802,504
Net investment income	4,015,484
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	47,986,938
Affiliated investments	(2,939)
Forward foreign currency contracts	(463,414)
47,520,585
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(11,717,518)
Affiliated investments	(12)
Forward foreign currency contracts	463,703
(11,253,827)
Net realized and unrealized gain	36,266,758
Increase in net assets from operations	$40,282,242

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,015,484	$14,864,749
Net realized gain	47,520,585	43,007,515
Change in net unrealized appreciation (depreciation)	(11,253,827)	37,635,458
Increase in net assets resulting from operations	40,282,242	95,507,722
Distributions to shareholders
From net investment income
Class A	(615,274)	(796,391)
Class C	(112,005)	(146,404)
Class I	(409,962)	(365,709)
Class R2	(2,741)	(5,652)
Class R4	(782)	(1,801)
Class R6	(91,655)	(35,903)
Class NAV	(12,810,617)	(14,223,860)
From net realized gain
Class A	(3,001,921)	—
Class C	(1,075,901)	—
Class I	(1,649,155)	—
Class R2	(12,982)	—
Class R4	(3,253)	—
Class R6	(350,245)	—
Class NAV	(48,540,772)	—
Total distributions	(68,677,265)	(15,575,720)
From fund share transactions	4,472,405	(95,246,456)
Total decrease	(23,922,618)	(15,314,454)
Net assets
Beginning of period	840,418,354	855,732,808
End of period	$816,495,736	$840,418,354
Undistributed net investment income	$1,334,646	$11,362,198

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       16

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14		8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$12.03		$10.94	$10.24	$11.66	$9.94		$10.00
Net investment income[3]	0.04	[4]	0.15	0.19	0.19	0.26	[5]	0.04
Net realized and unrealized gain (loss) on investments	0.51		1.11	0.68	(0.74)	1.57		(0.10)
Total from investment operations	0.55		1.26	0.87	(0.55)	1.83		(0.06)
Less distributions
From net investment income	(0.17)		(0.17)	(0.17)	(0.24)	(0.06)		—
From net realized gain	(0.82)		—	—	(0.63)	(0.05)		—
Total distributions	(0.99)		(0.17)	(0.17)	(0.87)	(0.11)		—
Net asset value, end of period	$11.59		$12.03	$10.94	$10.24	$11.66		$9.94
Total return (%)[6,7]	4.52	[8]	11.64	8.59	(4.95)	18.52		(0.60	) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$44		$46	$56	$70	—	[9]	—	[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	[10]	1.29	1.36	1.36	1.37		1.48	[10]
Expenses including reductions	1.27	[10]	1.28	1.35	1.32	1.34		1.24	[10]
Net investment income	0.60	[4,10]	1.34	1.86	1.69	2.36	[5]	1.35	[10]
Portfolio turnover (%)	24		46	35	45 [11]	70		8

[1]	Six months ended 2-28-18. Unaudited.
[2]	Period from 5-16-13 (commencement of operations) to 8-31-13.
[3]	Based on average daily shares outstanding.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Not annualized.
[9]	Less than $500,000.
[10]	Annualized.
[11]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       17

Class C Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$11.99		$10.91	$10.21	$10.75
Net investment income (loss)[3]	(0.01	) [4]	0.08	0.12	0.04
Net realized and unrealized gain (loss) on investments	0.52		1.09	0.67	(0.58)
Total from investment operations	0.51		1.17	0.79	(0.54)
Less distributions
From net investment income	(0.09)		(0.09)	(0.09)	—
From net realized gain	(0.82)		—	—	—
Total distributions	(0.91)		(0.09)	(0.09)	—
Net asset value, end of period	$11.59		$11.99	$10.91	$10.21
Total return (%)[5,6]	4.17	[7]	10.83	7.82	(5.02	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$16		$17	$18	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98	[8]	1.98	2.06	2.03	[8]
Expenses including reductions	1.97	[8]	1.98	2.05	2.02	[8]
Net investment income (loss)	(0.10	) [4,8]	0.69	1.17	0.94	[8]
Portfolio turnover (%)	24		46	35	45	[9,10]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class C shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
[10]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       18

Class I Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$12.05		$10.96	$10.26	$11.70	$9.95	$10.00
Net investment income[3]	0.05	[4]	0.21	0.23	0.22	0.31 [5]	0.08
Net realized and unrealized gain (loss) on investments	0.51		1.08	0.67	(0.75)	1.56	(0.13)
Total from investment operations	0.56		1.29	0.90	(0.53)	1.87	(0.05)
Less distributions
From net investment income	(0.20)		(0.20)	(0.20)	(0.28)	(0.07)	—
From net realized gain	(0.82)		—	—	(0.63)	(0.05)	—
Total distributions	(1.02)		(0.20)	(0.20)	(0.91)	(0.12)	—
Net asset value, end of period	$11.59		$12.05	$10.96	$10.26	$11.70	$9.95
Total return (%)[6]	4.64	[7]	11.95	8.93	(4.79)	18.95	(0.50	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$21		$26	$17	$18	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	[8]	0.97	1.05	1.07	1.05	1.13	[8]
Expenses including reductions	0.97	[8]	0.97	1.04	1.06	1.05	1.12	[8]
Net investment income	0.91	[4,8]	1.83	2.22	1.96	2.79 [5]	3.06	[8]
Portfolio turnover (%)	24		46	35	45 [9]	70	8

[1]	Six months ended 2-28-18. Unaudited.
[2]	Period from 5-16-13 (commencement of operations) to 8-31-13.
[3]	Based on average daily shares outstanding.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       19

Class R2 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$12.05		$10.96	$10.25	$10.75
Net investment income[3]	0.03	[4]	0.16	0.20	0.09
Net realized and unrealized gain (loss) on investments	0.52		1.10	0.67	(0.59)
Total from investment operations	0.55		1.26	0.87	(0.50)
Less distributions
From net investment income	(0.17)		(0.17)	(0.16)	—
From net realized gain	(0.82)		—	—	—
Total distributions	(0.99)		(0.17)	(0.16)	—
Net asset value, end of period	$11.61		$12.05	$10.96	$10.25
Total return (%)[5]	4.55	[6]	11.69	8.59	(4.65	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$205		— [7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27	[8]	1.23	1.29	1.18	[8]
Expenses including reductions	1.26	[8]	1.22	1.28	1.17	[8]
Net investment income	0.54	[4,8]	1.44	1.97	1.87	[8]
Portfolio turnover (%)	24		46	35	45	[9,10]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
[10]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       20

Class R4 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$12.04		$10.95	$10.25	$10.75
Net investment income[3]	0.05	[4]	0.19	0.22	0.10
Net realized and unrealized gain (loss) on investments	0.52		1.09	0.67	(0.60)
Total from investment operations	0.57		1.28	0.89	(0.50)
Less distributions
From net investment income	(0.20)		(0.19)	(0.19)	—
From net realized gain	(0.82)		—	—	—
Total distributions	(1.02)		(0.19)	(0.19)	—
Net asset value, end of period	$11.59		$12.04	$10.95	$10.25
Total return (%)[5]	4.67	[6]	11.91	8.86	(4.65	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	[8]	1.13	1.20	1.18	[8]
Expenses including reductions	1.02	[8]	1.02	1.09	1.07	[8]
Net investment income	0.77	[4,8]	1.67	2.16	2.01	[8]
Portfolio turnover (%)	24		46	35	45	[9,10]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
[10]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       21

Class R6 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$12.04		$10.95	$10.26	$10.75
Net investment income[3]	0.06	[4]	0.24	0.27	0.10
Net realized and unrealized gain (loss) on investments	0.53		1.06	0.64	(0.59)
Total from investment operations	0.59		1.30	0.91	(0.49)
Less distributions
From net investment income	(0.22)		(0.21)	(0.22)	—
From net realized gain	(0.82)		—	—	—
Total distributions	(1.04)		(0.21)	(0.22)	—
Net asset value, end of period	$11.59		$12.04	$10.95	$10.26
Total return (%)[5]	4.83	[6]	12.09	8.97	(4.56	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$5		$5	$2	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	[8]	0.88	0.95	0.93	[8]
Expenses including reductions	0.87	[8]	0.87	0.93	0.91	[8]
Net investment income	0.98	[4,8]	2.11	2.52	2.15	[8]
Portfolio turnover (%)	24		46	35	45	[9,10]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
[10]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       22

Class NAV Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$12.04		$10.95	$10.26	$11.70	$9.95	$10.00
Net investment income[3]	0.06	[4]	0.21	0.24	0.22	0.31 [5]	0.05
Net realized and unrealized gain (loss) on investments	0.52		1.09	0.67	(0.72)	1.57	(0.10)
Total from investment operations	0.58		1.30	0.91	(0.50)	1.88	(0.05)
Less distributions
From net investment income	(0.22)		(0.21)	(0.22)	(0.31)	(0.08)	—
From net realized gain	(0.82)		—	—	(0.63)	(0.05)	—
Total distributions	(1.04)		(0.21)	(0.22)	(0.94)	(0.13)	—
Net asset value, end of period	$11.58		$12.04	$10.95	$10.26	$11.70	$9.95
Total return (%)[6]	4.76	[7]	12.09	8.97	(4.54)	19.06	(0.50)
Ratios and supplemental data
Net assets, end of period (in millions)	$730		$747	$762	$478	$482	$329
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	[8]	0.87	0.93	0.91	0.93	1.03	[8]
Expenses including reductions	0.86	[8]	0.86	0.93	0.91	0.93	1.02	[8]
Net investment income	1.01	[4,8]	1.82	2.31	1.99	2.76 [5]	1.59	[8]
Portfolio turnover (%)	24		46	35	45 [9]	70	8

[1]	Six months ended 2-28-18. Unaudited.
[2]	Period from 5-16-13 (commencement of operations) to 8-31-13.
[3]	Based on average daily shares outstanding.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Equity Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       24

includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$23,545,609	—	$23,545,609	—
Brazil	9,712,059	$9,712,059	—	—
France	83,422,696	—	83,422,696	—
Germany	30,140,270	—	30,140,270	—
Hong Kong	24,849,093	—	24,849,093	—
Ireland	9,939,195	9,939,195	—	—
Japan	24,324,457	—	24,324,457	—
Netherlands	71,238,464	—	71,238,464	—
Switzerland	94,753,426	18,858,898	75,894,528	—
Taiwan	6,062,844	6,062,844	—	—
United Kingdom	39,100,585	—	39,100,585	—
United States	368,501,833	368,501,833	—	—
Preferred securities	10,639,862	—	10,639,862	—
Short-term investments	17,852,354	17,852,354	—	—
Total investments in securities	$814,082,747	$430,927,183	$383,155,564	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       25

from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2018 were $1,971.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       26

and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2017, the fund has a short-term capital loss carryforward of $23,215,385 and a long-term capital loss carryforward of $183,594,942 available to offset future net realized capital gains. These carryforwards do not expire. The utilization of the loss carryforwards, which were acquired in a merger, are limited to $3,061,922 each fiscal year due to IRC Section 382 limitations. Any unused portion of this limitation will carryforward to the following fiscal year.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals and derivative transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       27

applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging up to $161.7 million, as measured at each quarter end. There were no open forward foreign currency contracts as of February 28, 2018.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Forward foreign currency contracts
Foreign currency	($463,414)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Foreign currency	$463,703

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.825% of the first $500 million of average net assets and (b) 0.800% of excess over $500 million of average net assets. When average net assets exceed $500 million, the management fee is 0.800% on all net assets. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       28

February 28, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. The current expense limitation agreement expires on December 31, 2018, unless renewed by the mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended February 28, 2018, the expense reductions described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$1,938	Class R4	$4
Class C	699	Class R6	226
Class I	1,015	Class NAV	31,671
Class R2	13	Total	$35,566

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2018 were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $43 for Class R4 shares for the six months ended February 28, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,477 for the six months ended February 28, 2018. Of this amount, $2,532 was retained and used for

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       29

printing prospectuses, advertising, sales literature and other purposes, $12,211 was paid as sales commissions to broker-dealers and $734 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018, CDSCs received by the Distributor amounted to $35 and $168 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$68,458	$24,376
Class C	82,323	8,794
Class I	—	13,014
Class R2	585	19
Class R4	107	5
Class R6	—	330
Total	$151,473	$46,538

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	145,162	$1,750,656	333,661	$3,798,444
Distributions reinvested	298,729	3,486,168	70,104	765,537
Repurchased	(414,579)	(5,032,533)	(1,715,586)	(19,375,830)
Net increase (decrease)	29,312	$204,291	(1,311,821)	($14,811,849)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       30

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class C shares
Sold	34,453	$412,421	110,659	$1,244,751
Distributions reinvested	95,971	1,121,904	12,263	134,153
Repurchased	(165,290)	(2,003,648)	(415,139)	(4,683,599)
Net decrease	(34,866)	($469,323)	(292,217)	($3,304,695)
Class I shares
Sold	137,957	$1,649,675	1,228,422	$13,797,721
Distributions reinvested	167,702	1,957,080	31,512	343,795
Repurchased	(681,117)	(8,113,924)	(680,075)	(7,692,366)
Net increase (decrease)	(375,458)	($4,507,169)	579,859	$6,449,150
Class R2 shares
Sold	1,773	$21,230	4,592	$53,702
Distributions reinvested	592	6,931	164	1,793
Repurchased	(15,223)	(193,058)	(6,105)	(70,269)
Net decrease	(12,858)	($164,897)	(1,349)	($14,774)
Class R4 shares
Repurchased	(5,346)	($67,894)	—	—
Net decrease	(5,346)	($67,894)	—	—
Class R6 shares
Sold	40,394	$500,163	236,398	$2,709,027
Distributions reinvested	37,899	441,901	2,935	31,992
Repurchased	(22,265)	(280,650)	(3)	(39)
Net increase	56,028	$661,414	239,330	$2,740,980
Class NAV shares
Sold	532,505	$6,271,274	1,908,929	$21,298,552
Distributions reinvested	5,266,214	61,351,388	1,304,941	14,223,860
Repurchased	(4,775,220)	(58,806,679)	(10,773,075)	(121,827,680)
Net increase (decrease)	1,023,499	$8,815,983	(7,559,205)	($86,305,268)
Total net increase (decrease)	680,311	$4,472,405	(8,345,403)	($95,246,456)

Affiliates of the fund owned 22%, 100% and 100% of shares of Class R2, Class R4 and Class NAV, respectively, on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $199,730,766 and $270,042,171, respectively, for the six months ended February 28, 2018.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       31

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2018, funds within the John Hancock group of funds complex held 88.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	8.8%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	7.8%

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       32

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Equity Fund . It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437325	425SA 2/18 4/18

John Hancock

Income Allocation Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Markets around the world experienced a meaningful rise in volatility in the last few weeks of the reporting period. Stocks declined as investors reacted to higher interest rates and rising inflation, even if that inflation was rising from historically low levels. While many in the asset management community see the sell-off as an overdue correction, it's likely the era of extremely low volatility is behind us for the time being.

Ultimately, the asset prices of stocks and corporate bonds are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report as 2017 came to a close. In the United States, unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. In step with these signals of domestic economic strength, synchronized global growth continued to gain momentum, which has contributed to favorable corporate earnings across the world's developed and emerging markets. For fixed-income markets, recent volatility is likely representative of the balancing act investors will face in the year ahead: Continued solid economic growth will lead to a continued normalizing of monetary policy, meaning higher borrowing costs and greater headwinds for interest-rate-sensitive securities.

While markets delivered positive results for the overall period, it's important for investors to be cognizant of the downside risks. Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies investing in any market cycle.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Income Allocation Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
17	Financial highlights
21	Notes to financial statements
27	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The Blended Index comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Stocks gained ground, but bonds lagged

Improving economic growth, while providing a tailwind to global equities, pressured the fixed-income market by stoking fears of rising global interest rates.

The fund underperformed its benchmark

The fund delivered a positive absolute return, but fell short of its blended benchmark.

Mixed results for the fund's underlying investments

The fund benefited from its positions in dividend-paying stocks and credit-sensitive fixed-income investments, but its allocations to rate-sensitive bonds and alternative asset classes detracted.

ASSET ALLOCATION AS OF 2/28/18 (%)

Equity	13.1
Large Blend	9.0
International Large Cap	4.1
Fixed income	70.8
Multi-Sector Bond	27.2
Intermediate Bond	22.6
High Yield Bond	9.4
Global Bond	7.4
Bank Loan	4.2
Exchange-traded funds	13.8
Short-term investments and other	2.3

As a percentage of net assets.

A note about risks

The fund's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. The fund is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks, bonds, and derivatives can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of medium- and small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default and interest-rate risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. Owning an exchange-traded fund generally reflects the risks of owning the underlying securities it is designed to track, which may cause lack of liquidity, more volatility, and increased management fees. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivative transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. For additional information on these and other risk considerations, please see the fund's prospectus.

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Discussion of fund performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

How did the global financial markets perform during the six months ended February 28, 2018?

The period brought mixed returns for financial assets, with a positive showing for stocks, but broad-based weakness for bonds. The divergence in asset-class performance stemmed from the improving outlook for global growth. Economic data came in above expectations in all regions, indicating the emergence of a synchronized worldwide expansion. The U.S. economy led the way, with gains in GDP growth and a sharp decline in the unemployment rate. In addition, the passage of a large tax reform bill in December helped fuel an increase in measures of business and consumer confidence. The developed and emerging international economies also showed signs of meaningful acceleration following many years of sluggish growth relative to the United States. Together, these trends led to rising corporate profits and steadily increasing earnings estimates for 2018.

This set of circumstances proved very supportive for equities through the end of January, with steady gains for both the U.S. and international markets and a series of all-time highs for the domestic indexes. However, the improvement in growth also led to increased expectations that the U.S. Federal Reserve and other major central banks would be compelled to raise interest rates more aggressively than expected. These worries moved to the forefront in February, leading to a spike in bond yields. The jump in yields contributed to a significant downturn in higher-risk assets in the final month of the period, sparking a widespread decline in global equities. Still, the major indexes finished with solid, positive returns on the strength of their earlier advance.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       4

"The period brought mixed returns for financial assets, with a positive showing for stocks, but broad-based weakness for bonds."

On the other end of the spectrum, the acceleration of growth weighed heavily on bond prices. The Bloomberg Barclays U.S. Aggregate Bond Index, which largely consists of categories with above-average interest-rate sensitivity, declined 2.18%. Credit-sensitive segments of the bond market—such as high-yield issues and bank loans—fared better due to the improvement in corporate earnings, but they nonetheless finished with returns that were fairly muted in relation to stocks.

How did the fund perform?

The fund generated a positive return, but underperformed its blended benchmark, a 70%/30% mix of the Bloomberg Barclays U.S. Aggregate Bond Index and the MSCI World Index, respectively.

What elements of the fund's positioning affected results?

Positions in funds invested in rate-sensitive government bonds were the leading detractors from performance. Vanguard Extended Duration Treasury ETF experienced the worst absolute return among the fund's individual investments, since longer-term issues suffered the brunt of the bond-market sell-off. However, the effect on overall results was limited given that the fund represented only a small weighting in the portfolio. Bond Fund (JHAM), which emphasizes investment-grade bonds, also detracted.

The fund also lost some ground through its positions in nontraditional segments of the equity market, including real estate investment trusts, preferred stocks, and master limited partnerships. These categories tend to have higher interest-rate sensitivity than the broader equity market, which was a headwind given the spike in rates. From a longer-term standpoint, however, we believe these areas feature attractive yields and an added source of diversification.

The fund's allocation to dividend-paying equities made the largest contribution to absolute returns. Although dividend stocks were somewhat sluggish in relation to the broader equity indexes, their

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       5

"... we continued the process of gradually rotating allocation from the United States to the international markets within the equity portfolio."
strong outperformance versus bonds translated to a robust, positive contribution for the full period. Vanguard High Dividend Yield ETF—which is invested entirely in U.S. equities—was a top performer in this portion of the portfolio, reflecting the relative strength of the United States compared to the foreign markets. The fund also held positions in two global equity funds and an ETF invested in international dividend stocks, all of which gained ground and contributed positively.

The fund further benefited from a decision to tilt the fixed-income portfolio to credit-oriented investments that typically outperform when economic growth is accelerating. In contrast, the fixed-income portion of the benchmark is tilted heavily to government issues and other rate-sensitive categories that lagged in the environment of the past six months. The fund maintained meaningful weightings in high-yield bonds and bank loans, both of which held up well despite the rise in prevailing yields. In addition, it also held a position in multi-sector bond funds, which are designed to capitalize on value opportunities and avoid overvalued market segments. This aspect of its positioning worked well, as it helped manage the portfolio's interest-rate exposure.

What changes did you make to the fund over the course of the period?

We continue to pursue income opportunities throughout the world financial markets, while drawing on proprietary risk models in an effort to minimize portfolio volatility. We allocate the fund's capital across income-producing investment strategies managed by a diverse set of portfolio teams, where each manager has specialized knowledge and a specific area of expertise. We believe the fund's current mix of rate- and credit-sensitive fixed-income investments, dividend stocks, and alternative equity categories is consistent with this goal. Accordingly, we made no major changes to the portfolio during the course of the period.

With that said, we did make small adjustments. For instance, we continued the process of gradually rotating allocation from the United States to the international markets within the equity portfolio.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       6

This shift, which has been occurring for nearly two years, reflects our view that foreign stocks have more attractive valuations and a longer runway of earnings growth potential.

In fixed income, we favored active, multi-sector bond managers over index-based investments. We also continued to emphasize the credit-sensitive areas of the bond market. While having more limited upside than they did one to two years ago, we think they may offer the potential for continued outperformance due to their higher yields and ability to benefit from stronger growth. Emerging-market debt may offer an especially favorable risk/reward profile due to the improving economic conditions in the developing countries. Despite our ongoing tilt toward credit, we also stayed on the lookout for chances to capitalize on volatility in the rate-sensitive core bond category. We think this asset class may offer a more attractive opportunity than it has in some time due to both its recent underperformance and its defensive qualities.

Can you tell us about a recent manager change?

Effective February 20, 2018, Marcelle Daher, CFA, left the team and was replaced by Christopher Walsh, CFA.

MANAGED BY

Robert M. Boyda On the fund since inception Investing since 1979
Nathan W. Thooft, CFA On the fund since inception Investing since 2000
Christopher Walsh, CFA On the fund since 2018 Investing since 2002

The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	Since inception[2]	6-month	Since inception[2]	as of 2-28-18	as of 2-28-18
Class A	-0.01	1.93	-3.58	6.51	3.07	1.50
Class C	2.39	2.46	-0.94	8.32	2.49	0.86
Class I3	4.53	3.55	0.65	12.17	3.50	1.86
Class R6[3]	4.52	3.65	0.60	12.54	3.59	1.96
Index 1†	0.51	1.64	-2.18	5.52	-	-
Index 2†	18.00	9.24	9.09	33.78	-	-
Index 3†	5.55	4.01	1.15	13.81	-	-

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	3.37	4.07	3.06	2.97
Net (%)	1.22	1.92	0.91	0.82

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays U.S. Aggregate Bond Index; Index 2 is the MSCI World Index; Index 3 is 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class C4	11-14-14	10,832	10,832	10,552	13,378	11,381
Class I3	11-14-14	11,217	11,217	10,552	13,378	11,381
Class R6[3]	11-14-14	11,254	11,254	10,552	13,378	11,381

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Blended Index comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 11-14-14.
3	For certain types of investors, as described in the fund's prospectus.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$1,004.00	$3.03	0.61%
	Hypothetical example for comparison purposes	1,000.00	1,021.80	3.06	0.61%
Class C	Actual expenses/actual returns	1,000.00	1,000.50	6.50	1.31%
	Hypothetical example for comparison purposes	1,000.00	1,018.30	6.56	1.31%
Class I	Actual expenses/actual returns	1,000.00	1,006.50	1.54	0.31%
	Hypothetical example for comparison purposes	1,000.00	1,023.30	1.56	0.31%
Class R6	Actual expenses/actual returns	1,000.00	1,006.00	1.04	0.21%
	Hypothetical example for comparison purposes	1,000.00	1,023.80	1.05	0.21%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by fund was 0.07%-0.87% for the period ended 2-28-18.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       11

Fund’s investments
AS OF 2-28-18 (unaudited)
		Shares	Value
Affiliated investment companies (A) 83.9%			$11,066,616
(Cost $11,000,696)
Equity 13.1%			1,727,038
Global Equity, Class NAV, JHF II (JHAM) (B)(C)		47,101	545,433
Global Shareholder Yield, Class NAV, JHF III (Epoch)		104,198	1,181,605
Fixed income 70.8%			9,339,578
Bond, Class NAV, JHSB (JHAM) (B)(C)		191,205	2,975,150
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)		81,953	783,468
Floating Rate Income, Class NAV, JHF II (WAMCO)		65,588	555,532
Global Bond, Class NAV, JHF II (PIMCO)		15,193	196,143
Global Income, Class NAV, JHF II (Stone Harbor)		27,782	261,153
High Yield, Class NAV, JHBT (JHAM) (B)(C)		113,015	391,032
High Yield, Class NAV, JHF II (WAMCO)		56,474	457,438
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)		53,846	522,305
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)		260,933	2,805,030
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)		34,750	392,327
Unaffiliated investment companies 13.8%			$1,813,957
(Cost $1,711,711)
Exchange-traded funds 13.8%			1,813,957
Global X MLP ETF (D)		22,856	209,818
iShares U.S. Preferred Stock ETF		6,989	262,297
SPDR S&P International Dividend ETF		7,925	319,615
Vanguard Extended Duration Treasury ETF		547	60,635
Vanguard Global ex-U.S. Real Estate ETF		2,132	126,470
Vanguard High Dividend Yield ETF		8,325	707,126

Vanguard Real Estate ETF		1,745	127,996
Securities lending collateral 0.5%			$71,014
(Cost $71,023)
John Hancock Collateral Trust (E)	1.5822(F)	7,099	71,014

	Yield (%)	Shares	Value
Short-term investments 2.4%			$318,693
(Cost $318,693)
Money market funds 2.4%			318,693
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.3018(F)	318,693	318,693

Total investments (Cost $13,102,123) 100.6%	$13,270,280
Other assets and liabilities, net (0.6)%	(82,895)
Total net assets 100.0%	$13,187,385

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
12	JOHN HANCOCK INCOME ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 2-28-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 2-28-18.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $13,230,826. Net unrealized appreciation aggregated to $39,454, of which $115,774 related to gross unrealized appreciation and $76,320 related to gross unrealized depreciation.
AFFILIATED UNDERLYING FUNDS' INVESTMENT MANAGERS
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Investments in unaffiliated funds, at value (Cost $2,030,404) including $69,338 of securities loaned	$2,132,650
Investments in affiliated funds, at value (Cost $11,071,719)	11,137,630
Total investments, at value (Cost $13,102,123)	13,270,280
Receivable for investments sold	2,445
Receivable for fund shares sold	580
Dividends and interest receivable	24,540
Receivable for securities lending income	244
Receivable due from advisor	508
Other receivables and prepaid expenses	42,128
Total assets	13,340,725
Liabilities
Due to custodian	124
Payable for investments purchased	25,683
Payable for fund shares repurchased	2,769
Payable upon return of securities loaned	71,040
Payable to affiliates
Accounting and legal services fees	717
Transfer agent fees	1,066
Other liabilities and accrued expenses	51,941
Total liabilities	153,340
Net assets	$13,187,385
Net assets consist of
Paid-in capital	$17,329,601
Undistributed net investment income	3,582
Accumulated net realized gain (loss) on investments	(4,317,959)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	172,161
Net assets	$13,187,385

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($7,684,229 ÷ 783,171 shares)[1]	$9.81
Class C ($1,841,148 ÷ 188,229 shares)[1]	$9.78
Class I ($3,044,876 ÷ 310,134 shares)	$9.82
Class R6 ($617,132 ÷ 62,838 shares)	$9.82
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.22

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       14

STATEMENT OF OPERATIONS  For the six months ended 2-28-18 (unaudited)

Investment income
Income distributions received from affiliated funds	$203,250
Dividends	30,402
Interest	1,744
Securities lending	415
Total investment income	235,811
Expenses
Investment management fees	23,196
Distribution and service fees	19,505
Accounting and legal services fees	1,026
Transfer agent fees	6,267
State registration fees	24,817
Printing and postage	9,718
Professional fees	37,786
Custodian fees	6,144
Other	4,818
Total expenses	133,277
Less expense reductions	(95,245)
Net expenses	38,032
Net investment income	197,779
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	8,406
Affiliated investments	2,894
Capital gain distributions received from unaffiliated investments	233
Capital gain distributions received from affiliated investments	32,455
43,988
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	5,381
Affiliated investments	(210,009)
(204,628)
Net realized and unrealized loss	(160,640)
Increase in net assets from operations	$37,139

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$197,779	$281,108
Net realized gain (loss)	43,988	(1,560)
Change in net unrealized appreciation (depreciation)	(204,628)	253,332
Increase in net assets resulting from operations	37,139	532,880
Distributions to shareholders
From net investment income
Class A	(109,793)	(140,507)
Class C	(23,554)	(41,125)
Class I	(52,480)	(102,487)
Class R6	(11,056)	(20,965)
From net realized gain
Class A	(1,803)	(576)
Class C	(491)	(257)
Class I	(770)	(426)
Class R6	(157)	(81)
Total distributions	(200,104)	(306,424)
From fund share transactions	2,281,698	3,735,966
Total increase	2,118,733	3,962,422
Net assets
Beginning of period	11,068,652	7,106,230
End of period	$13,187,385	$11,068,652
Undistributed net investment income	$3,582	$2,686

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       16

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.93		$9.75	$9.55	$10.00
Net investment income[3,4]	0.16		0.29	0.31	0.23
Net realized and unrealized gain (loss) on investments	(0.12)		0.21	0.34	(0.42)
Total from investment operations	0.04		0.50	0.65	(0.19)
Less distributions
From net investment income	(0.16)		(0.32)	(0.43)	(0.25)
From net realized gain	—	[5]	— [5]	(0.02)	(0.01)
Total distributions	(0.16)		(0.32)	(0.45)	(0.26)
Net asset value, end of period	$9.81		$9.93	$9.75	$9.55
Total return (%)[6,7]	0.40	[8]	5.30	7.13	(2.00	) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$8		$6	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	2.17	[10]	2.77	4.17	1.17	[10]
Expenses including reductions[9]	0.61	[10]	0.63	0.62	0.85	[10]
Net investment income[4]	3.25	[10]	2.96	3.33	2.85	[10]
Portfolio turnover (%)	11		17	34	131

[1]	Six months ended 2-28-18. Unaudited.
[2]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Accordingly, a significant portion of income is recorded in December.
[5]	Less than $0.005 per share.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Total returns would have been lower had certain expenses not been reduced during the period.
[8]	Not annualized.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07%-0.87%, 0.07%-0.99%, 0.09%-0.93% and 0.10%-0.97% for the periods ended 2-28-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[10]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       17

Class C Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.90		$9.72	$9.53	$10.00
Net investment income[3,4]	0.13		0.22	0.24	0.17
Net realized and unrealized gain (loss) on investments	(0.12)		0.22	0.35	(0.44)
Total from investment operations	0.01		0.44	0.59	(0.27)
Less distributions
From net investment income	(0.13)		(0.26)	(0.38)	(0.19)
From net realized gain	—	[5]	— [5]	(0.02)	(0.01)
Total distributions	(0.13)		(0.26)	(0.40)	(0.20)
Net asset value, end of period	$9.78		$9.90	$9.72	$9.53
Total return (%)[6,7]	0.05	[8]	4.58	6.41	(2.71	) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	2.87	[10]	3.47	4.86	1.87	[10]
Expenses including reductions[9]	1.31	[10]	1.33	1.32	1.55	[10]
Net investment income[4]	2.54	[10]	2.30	2.58	2.16	[10]
Portfolio turnover (%)	11		17	34	131

[1]	Six months ended 2-28-18. Unaudited.
[2]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Accordingly, a significant portion of income is recorded in December.
[5]	Less than $0.005 per share.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Total returns would have been lower had certain expenses not been reduced during the period.
[8]	Not annualized.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07%-0.87%, 0.07%-0.99%, 0.09%-0.93% and 0.10%-0.97% for the periods ended 2-28-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[10]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       18

Class I Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.93		$9.76	$9.55	$10.00
Net investment income[3,4]	0.18		0.32	0.33	0.26
Net realized and unrealized gain (loss) on investments	(0.11)		0.20	0.36	(0.43)
Total from investment operations	0.07		0.52	0.69	(0.17)
Less distributions
From net investment income	(0.18)		(0.35)	(0.46)	(0.27)
From net realized gain	—	[5]	— [5]	(0.02)	(0.01)
Total distributions	(0.18)		(0.35)	(0.48)	(0.28)
Net asset value, end of period	$9.82		$9.93	$9.76	$9.55
Total return (%)[6]	0.65	[7]	5.51	7.51	(1.76	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$3	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.87	[9]	2.46	3.86	0.84	[9]
Expenses including reductions[8]	0.31	[9]	0.31	0.31	0.53	[9]
Net investment income[4]	3.55	[9]	3.32	3.48	3.17	[9]
Portfolio turnover (%)	11		17	34	131

[1]	Six months ended 2-28-18. Unaudited.
[2]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Accordingly, a significant portion of income is recorded in December.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the period.
[7]	Not annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07%-0.87%, 0.07%-0.99%, 0.09%-0.93% and 0.10%-0.97% for the periods ended 2-28-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[9]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       19

Class R6 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.94		$9.76	$9.55	$10.00
Net investment income[3,4]	0.18		0.33	0.34	0.26
Net realized and unrealized gain (loss) on investments	(0.12)		0.21	0.35	(0.42)
Total from investment operations	0.06		0.54	0.69	(0.16)
Less distributions
From net investment income	(0.18)		(0.36)	(0.46)	(0.28)
From net realized gain	—	[5]	— [5]	(0.02)	(0.01)
Total distributions	(0.18)		(0.36)	(0.48)	(0.29)
Net asset value, end of period	$9.82		$9.94	$9.76	$9.55
Total return (%)[6]	0.60	[7]	5.73	7.62	(1.68	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	1.77	[10]	2.37	3.76	0.74	[10]
Expenses including reductions[9]	0.21	[10]	0.22	0.20	0.42	[10]
Net investment income[4]	3.65	[10]	3.42	3.57	3.31	[10]
Portfolio turnover (%)	11		17	34	131

[1]	Six months ended 2-28-18. Unaudited.
[2]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Accordingly, a significant portion of income is recorded in December.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the period.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07%-0.87%, 0.07%-0.99%, 0.09%-0.93% and 0.10%-0.97% for the periods ended 2-28-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[10]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       20

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Income Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.

The fund operates as a "fund of funds", that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange Traded Funds held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       21

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2018, the fund loaned securities valued at $69,338 and received $71,040 of cash collateral.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018, were $1,232.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       22

manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2017, the fund has a short-term capital loss carryforward of $4,230,023 available to offset future net realized capital gains. This carryforward does not expire.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund pays the Advisor a management fee for its services to the fund. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust of JHF III (Other assets).

Management fees are determined in accordance with the following schedule:

	First $5.0 billion of average	Excess over $5.0 billion of
	net assets	average net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%
Other Assets	0.650%	0.625%

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       23

The Advisor has contractually agreed to reduce its management fee or make payments to the fund if other expenses of the fund exceed 0.04% of average net assets. Expenses excluded from this waiver include advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31,2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31,2018, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time.

The expense reductions described above amounted to the following for the six months ended February 28, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$52,612	Class R6	$4,790
Class C	14,613	Total	$95,245
Class I	23,230

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2018 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,597 for the six months ended February 28, 2018. Of this amount, $765 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $4,832 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018, CDSCs received by the Distributor amounted to $576 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       24

determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$10,106	$3,605
Class C	9,399	1,004
Class I	—	1,620
Class R6	—	38
Total	$19,505	$6,267

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	272,588	$2,711,353	314,049	$3,050,771
Distributions reinvested	11,223	111,596	14,568	141,083
Repurchased	(78,706)	(781,246)	(80,517)	(785,206)
Net increase	205,105	$2,041,703	248,100	$2,406,648
Class C shares
Sold	42,160	$419,824	125,484	$1,203,060
Distributions reinvested	2,355	23,338	4,235	40,810
Repurchased	(37,610)	(374,539)	(39,739)	(382,713)
Net increase	6,905	$68,623	89,980	$861,157
Class I shares
Sold	11,778	$117,881	40,184	$389,640
Distributions reinvested	5,351	53,250	10,625	102,913
Repurchased	(1,103)	(10,972)	(9,024)	(88,630)
Net increase	16,026	$160,159	41,785	$403,923
Class R6 shares
Sold	—	—	4,439	$43,192
Distributions reinvested	1,127	11,213	2,171	21,046
Net increase	1,127	$11,213	6,610	$64,238
Total net increase	229,163	$2,281,698	386,475	$3,735,966

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       25

Affiliates of the fund owned 31%, 30%, 85% and 100% of shares of Class A, Class C, Class I and Class R6 shares, respectively, on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $3,648,666 and $1,305,198, respectively, for the six months ended February 28, 2018.

Note 7 — Investment in affiliated underlying funds

The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying fund's net assets. At February 28, 2018, the fund did not hold 5% or more of the net assets of any underlying funds.

Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from their investments in affiliated underlying funds during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Bond	155,324	46,974	(11,093)	191,205	$50,022	—	($3,881)	($86,505)	$2,975,150
Emerging Markets Debt	65,931	19,822	(3,800)	81,953	20,046	—	494	(24,665)	783,468
Floating Rate Income	54,549	18,627	(7,588)	65,588	11,071	—	(3,664)	4,828	555,532
Global Bond	12,690	3,501	(998)	15,193	85	—	(321)	1,886	196,143
Global Equity	36,032	14,993	(3,924)	47,101	8,565	$32,455	4,607	(23,661)	545,433
Global Income	22,666	6,474	(1,358)	27,782	7,055	—	4	(4,486)	261,153
Global Real Estate	22,385	7,051	(29,436)	—	3,838	—	(1,610)	(7,825)	—
Global Shareholder Yield	100,334	24,400	(20,536)	104,198	14,542	—	11,348	(11,416)	1,181,605
High Yield (JHAM)	92,435	26,534	(5,954)	113,015	10,185	—	132	(6,601)	391,032
High Yield (WAMCO)	52,841	13,893	(10,260)	56,474	14,381	—	(4,108)	(1,853)	457,438
John Hancock Collateral Trust	—	52,696	(45,597)	7,099	—	—	(16)	(8)	71,014
Short Duration Credit Opportunities	39,013	17,729	(2,896)	53,846	7,957	—	(780)	(872)	522,305
Strategic Income Opportunities	213,341	60,460	(12,868)	260,933	45,248	—	815	(45,252)	2,805,030
U.S. High Yield Bond	28,541	7,912	(1,703)	34,750	10,255	—	(126)	(3,579)	392,327
					$203,250	$32,455	$2,894	($210,009)	$11,137,630

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       26

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Income Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437327	448SA 2/18 4/18

John Hancock

International Small Company Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Investors around the world experienced a meaningful rise in market volatility in the last few weeks of the reporting period. Stock prices declined as bond yields climbed amid the prospect of higher inflation. While some in the asset management community see the sell-off as an overdue correction, we believe the extended period of extremely low volatility in financial asset prices is behind us for the time being.

Ultimately, the asset prices of stocks are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report. In the United States, unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. In step with these signals of domestic economic strength, synchronized global growth continued to gain momentum, which has contributed to favorable corporate earnings across the world's developed and emerging markets.

While markets delivered positive results for the overall period, it's important for investors to be cognizant of the downside risks. Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies investing in any market cycle.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
International Small Company Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
21	Financial highlights
26	Notes to financial statements
35	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

Class A shares (without sales charge)[1]
MSCI World ex-USA Small Cap Index
MSCI EAFE Small Cap Index
Morningstar foreign small/mid blend fund category average
7.40
9.49
10.68
8.29
23.07
25.31
27.86
24.79
10.66
11.62
12.68
10.30
9.98
10.79
12.15
9.88
5.29
6.20
6.94
6.03
6 month (cumulative)
1 year
3 year
5 year
10 year

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across developed markets countries, excluding the United States.

The MSCI EAFE Small Cap Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 6-27-13. The returns prior to this date are that of Class NAV shares that have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

International small-cap stocks posted solid gains

International small-cap equities generally posted positive returns.

Focus on stocks with relatively smaller market capitalizations detracted

Due to differences in methodology, the benchmark held a number of stocks at the upper end of the small-cap benchmark's market capitalization range that were not held by the fund. This weighed on relative performance, as these stocks generally outperformed.

Sector-level factors had a significant impact

In the information technology and consumer discretionary sectors, differences between the fund's holdings and the benchmark's composition had a negative impact on relative performance.

SECTOR COMPOSITION AS OF 2/28/18 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Arun Keswani, CFA, Dimensional Fund Advisors LP

Arun Keswani, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Most international small-cap equities posted solid gains during the six months ended February 28, 2018. Can you describe the market environment for the fund's benchmark, the MSCI World ex-USA Small Cap Index?

The benchmark steadily rose early in the period, but subsequently entered a volatile stretch, climbing sharply from mid-December to late January and then declining steeply in early February. This spike in volatility marked a departure from the relative calm experienced since the beginning of 2017. Overall, non-U.S. developed-market stocks generally underperformed U.S. equities and emerging-market stocks. Within non-U.S. developed markets, small-cap stocks, as represented by the benchmark, outperformed large caps, as represented by the MSCI World ex-USA Index.

At the sector level, the strongest performers in the index were information technology and healthcare. Conversely, the utilities and telecommunication services sectors posted the weakest results overall. As for the two largest countries included in the benchmark, Japanese equities outperformed, while stocks from the United Kingdom (U.K.) modestly underperformed.

Overall, currency movements had a positive impact on U.S. dollar-denominated investment returns of non-U.S. developed-market stocks. The U.S. dollar depreciated against most developed-market currencies during the period, most notably the British pound and the Japanese yen.

Did this environment affect the portfolio team's management of the fund?

We continued to pursue a disciplined approach to identify securities for purchase or sale in the fund. Due to our diversified investment approach, the performance of the fund's portfolio of more than 4,000 equity holdings is determined principally by broad trends in non-U.S. developed markets

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       4

rather than by the behavior of a limited group of securities in a particular country. Within small-cap non-U.S. developed-market equities, the fund is designed to be broadly diversified across countries, sectors, and companies. Additionally, we place greater emphasis on securities of companies with higher profitability, while generally excluding securities with the lowest profitability and highest relative price.

The fund underperformed its benchmark during the period. At the market capitalization level, what factors had the most significant impact on this result?

Due to differences in construction of the fund's portfolio relative to its benchmark, the benchmark included a number of companies that were not held by the fund, either for the entire period or part of the period. Many of these companies were at the upper end of the market capitalization range of the small-cap universe, as defined by MSCI. These companies generally outperformed, and their absence from the fund's portfolio hurt relative performance.

At the sector level, which factors had the most significant impact on this result?

In the information technology and consumer discretionary sectors, differences between the fund's holdings and the benchmark's composition had a negative impact on relative performance.

Conversely, relative performance was aided by the fact that international real estate investment trusts (REITs) are not generally part of our investable universe. This group underperformed the broad market, and this had a positive impact on relative results.

TOP 10 COUNTRIES AS OF 2/28/18 (%)

Japan	25.2
United Kingdom	14.1
Canada	7.2
Australia	6.7
Germany	5.9
France	4.9
Switzerland	4.7
Italy	4.4
Hong Kong	2.8
Sweden	2.8
TOTAL	78.7
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       5

"In the information technology and consumer discretionary sectors, differences between the fund's holdings and the benchmark's composition had a negative impact on relative performance."

How did the fund's approach relating to companies' profitability levels affect performance versus the benchmark?

While the fund's greater emphasis on companies with higher profitability can at times significantly affect relative performance, it did not have a meaningful impact for this period.

How did the fund's country weights and holdings differences in countries affect relative performance?

In the U.K., the second-largest country in the benchmark by weight, differences between the fund's holdings and the benchmark's composition significantly detracted from relative performance. Differences between the fund's German holdings relative to the benchmark also had a negative impact. Conversely, holdings differences significantly contributed to relative performance in Belgium.

How is the fund typically positioned?

In keeping with our long-term investment approach, the fund is broadly diversified across small-cap stocks in non-U.S. developed markets. Relative to its benchmark, the fund typically maintains greater average exposure to micro-cap stocks and less exposure to international REITs. During the

TOP 10 HOLDINGS AS OF 2/28/18 (%)

Ubisoft Entertainment SA	0.3
Umicore SA	0.3
Rubis SCA	0.3
ams AG	0.3
Georg Fischer AG	0.2
Bellway PLC	0.2
TDC A/S	0.2
Nokian Renkaat OYJ	0.2
Edenred	0.2
Rheinmetall AG	0.2
TOTAL	2.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       6

period, the fund held higher average weights relative to the benchmark in the industrials, consumer discretionary, and materials sectors; it also held higher average weights in France, Finland, and Hong Kong relative to the benchmark and lesser weights in Japan and the U.K.

MANAGED BY

Joseph H. Chi, CFA On the fund since 2010 Investing since 1999
Jed S. Fogdall On the fund since 2010 Investing since 2004
Arun Keswani, CFA On the fund since 2015 Investing since 2006
Bhanu P. Singh On the fund since 2015 Investing since 2003
Mary T. Phillips, CFA On the fund since 2017 Investing since 2003

The views expressed in this report are exclusively those of Arun Keswani, CFA, Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	16.92	8.86	4.75	2.03	52.88	59.12
Class C	21.05	9.47	5.05	5.98	57.24	63.65
Class I1,3	23.45	10.31	5.45	7.53	63.33	70.00
Class R6[1,3]	23.56	10.44	5.51	7.63	64.28	70.99
Class NAV[3]	23.48	10.42	5.50	7.56	64.18	70.88
Index 1†	25.31	10.79	6.20	9.49	66.89	82.58
Index 2†	27.86	12.15	6.94	10.68	77.39	95.53

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6*	Class NAV
Gross (%)	1.50	2.20	1.18	1.09	1.08
Net (%)	1.39	2.20	1.18	1.09	1.08

* Expenses have been estimated for the first year of operations for Class R6 shares.

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World ex-USA Small Cap Index; Index 2 is the MSCI EAFE Small Cap Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Small Company Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1($)	Index 2 ($)
Class C4	2-29-08	16,365	16,365	18,258	19,553
Class I1,3	2-29-08	17,000	17,000	18,258	19,553
Class R6	2-29-08	17,099	17,099	18,258	19,553
Class NAV[3]	2-29-08	17,088	17,088	18,258	19,553

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across developed markets countries (excluding the United States).

The MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 6-27-13; Class C shares were first offered on 6-27-14; Class R6 shares were first offered on 8-30-17. Returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	From 6-27-14.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,074.00	$7.15	1.38%
	Hypothetical example for comparison purposes	1,000.00	1,017.90	6.95	1.38%
Class C	Actual expenses/actual returns	1,000.00	1,069.80	11.24	2.19%
	Hypothetical example for comparison purposes	1,000.00	1,013.90	10.94	2.19%
Class I	Actual expenses/actual returns	1,000.00	1,075.30	6.17	1.20%
	Hypothetical example for comparison purposes	1,000.00	1,018.80	6.01	1.20%
Class R6	Actual expenses/actual returns	1,000.00	1,076.30	5.66	1.10%
	Hypothetical example for comparison purposes	1,000.00	1,019.30	5.51	1.10%
Class NAV	Actual expenses/actual returns	1,000.00	1,075.60	5.61	1.09%
	Hypothetical example for comparison purposes	1,000.00	1,019.40	5.46	1.09%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       11

Fund’s investments
Summary of fund’s investments as of 2-28-18 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 98.7%		$633,773,135
(Cost $467,206,144)
Australia 6.7%		42,683,282	6.7%
Austria 1.8%		11,371,634	1.8%
ams AG	15,204	1,792,142	0.3%
OTHER SECURITIES		9,579,492	1.5%
Belgium 2.1%		13,135,280	2.1%
Ackermans & van Haaren NV	6,449	1,164,116	0.2%
Galapagos NV (A)	11,800	1,230,346	0.2%
Umicore SA	33,083	1,864,905	0.3%
OTHER SECURITIES		8,875,913	1.4%
Bermuda 0.2%		1,107,408	0.2%
Hiscox, Ltd.	57,948	1,107,408	0.2%
Cambodia 0.1%		378,116	0.1%
Canada 7.2%		46,290,989	7.2%
China 0.1%		799,208	0.1%
Denmark 2.1%		13,249,918	2.1%
GN Store Nord A/S	35,757	1,233,399	0.2%
TDC A/S	180,001	1,465,704	0.2%
OTHER SECURITIES		10,550,815	1.7%
Faeroe Islands 0.0%		17,513	0.0%
Finland 2.6%		16,563,322	2.6%
Elisa OYJ	29,161	1,252,650	0.2%
Huhtamaki OYJ	26,131	1,104,319	0.2%
Kesko OYJ, A Shares	4,901	280,099	0.1%
Kesko OYJ, B Shares	17,955	1,044,762	0.2%
Nokian Renkaat OYJ	31,696	1,452,854	0.2%
OTHER SECURITIES		11,428,638	1.7%
France 4.9%		31,320,202	4.9%
Edenred	41,395	1,452,384	0.2%
Lagardere SCA	36,324	1,066,446	0.2%
Rexel SA	67,387	1,183,523	0.2%
Rubis SCA	25,498	1,824,360	0.3%
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
France (continued)			4.9%
Ubisoft Entertainment SA (A)	23,576	$1,938,804	0.3%
OTHER SECURITIES		23,854,685	3.7%
Gabon 0.0%		38,132	0.0%
Georgia 0.1%		486,404	0.1%
Germany 5.7%		36,447,815	5.7%
Freenet AG	35,959	1,242,647	0.2%
HUGO BOSS AG	11,700	1,041,415	0.2%
K+S AG	36,916	1,028,032	0.2%
LANXESS AG	14,422	1,196,686	0.2%
LEG Immobilien AG	12,817	1,330,567	0.2%
Rheinmetall AG	10,997	1,451,932	0.2%
OTHER SECURITIES		29,156,536	4.5%
Gibraltar 0.0%		190,848	0.0%
Greece 0.0%		91	0.0%
Greenland 0.0%		2,078	0.0%
Guernsey, Channel Islands 0.0%		45,908	0.0%
Hong Kong 2.8%		18,167,693	2.8%
India 0.0%		148,368	0.0%
Ireland 0.8%		4,908,365	0.8%
Kingspan Group PLC	29,680	1,253,935	0.2%
OTHER SECURITIES		3,654,430	0.6%
Isle of Man 0.2%		1,341,616	0.2%
Israel 1.0%		6,291,188	1.0%
Italy 4.4%		28,172,737	4.4%
Banco BPM SpA (A)	375,752	1,406,590	0.2%
Unione di Banche Italiane SpA	255,413	1,224,287	0.2%
OTHER SECURITIES		25,541,860	4.0%
Japan 25.2%		161,692,544	25.2%
Jersey, Channel Islands 0.2%		1,510,291	0.2%
Liechtenstein 0.0%		276,757	0.0%
Luxembourg 0.3%		1,930,041	0.3%
Macau 0.0%		97,345	0.0%
Malaysia 0.0%		3,105	0.0%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value	% of Net Assets
Malta 0.2%		$941,448	0.2%
Monaco 0.1%		385,339	0.1%
Mongolia 0.0%		44,326	0.0%
Netherlands 2.5%		16,334,920	2.5%
Aalberts Industries NV	24,871	1,244,228	0.2%
BE Semiconductor Industries NV	10,820	1,061,616	0.2%
Gemalto NV	16,863	1,012,925	0.2%
OTHER SECURITIES		13,016,151	1.9%
New Zealand 0.7%		4,765,786	0.7%
Norway 0.7%		4,641,566	0.7%
Peru 0.0%		216,740	0.0%
Philippines 0.0%		25,043	0.0%
Portugal 0.5%		3,333,642	0.5%
Banco Comercial Portugues SA (A)	3,603,145	1,284,785	0.2%
OTHER SECURITIES		2,048,857	0.3%
Russia 0.0%		59,429	0.0%
Russian Federation 0.0%		144,750	0.0%
Singapore 1.2%		7,757,723	1.2%
South Africa 0.0%		186,673	0.0%
Spain 2.5%		16,279,045	2.5%
Enagas SA	49,591	1,289,837	0.2%
OTHER SECURITIES		14,989,208	2.3%
Sweden 2.8%		17,876,300	2.8%
Switzerland 4.7%		30,262,902	4.7%
Georg Fischer AG	1,055	1,544,361	0.2%
Helvetia Holding AG	1,714	1,030,624	0.2%
PSP Swiss Property AG	10,664	1,010,762	0.2%
OTHER SECURITIES		26,677,155	4.1%
United Arab Emirates 0.0%		84,633	0.0%
United Kingdom 14.1%		90,366,981	14.1%
BBA Aviation PLC	280,505	1,319,808	0.2%
Beazley PLC	145,239	1,032,586	0.2%
Bellway PLC	35,512	1,513,779	0.2%
Booker Group PLC	447,558	1,395,320	0.2%
Electrocomponents PLC	120,574	1,040,532	0.2%
Howden Joinery Group PLC	168,639	1,025,387	0.2%
IG Group Holdings PLC	100,106	1,110,728	0.2%
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
United Kingdom (continued)			14.1%
Inchcape PLC	111,286	$1,036,701	0.2%
John Wood Group PLC	132,358	1,102,421	0.2%
KAZ Minerals PLC (A)	90,039	1,050,923	0.2%
Man Group PLC	481,704	1,131,917	0.2%
Melrose Industries PLC	370,157	1,156,615	0.2%
RPC Group PLC	113,240	1,247,579	0.2%
TP ICAP PLC	144,158	1,061,937	0.2%
UBM PLC	98,574	1,242,663	0.2%
William Hill PLC	234,478	1,054,383	0.2%
OTHER SECURITIES		71,843,702	10.9%

United States 0.2%		1,397,691	0.2%
Preferred securities 0.2%		$1,712,279
(Cost $991,757)
Germany 0.2%		1,712,279	0.2%
Rights 0.0%		$51,174
(Cost $509,209)
Warrants 0.0%		$2,926
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 5.2%			$33,244,518
(Cost $33,246,418)
John Hancock Collateral Trust (B)	1.5822 (C)	3,323,189	33,244,518	5.2%

Total investments (Cost $501,953,528) 104.1%	$668,784,032	104.1%
Other assets and liabilities, net (4.1%)	(26,456,127)	(4.1)%
Total net assets 100.0%	$642,327,905	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(C)	The rate shown is the annualized seven-day yield as of 2-28-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	29	Long	Mar 2018	$3,049,311	$2,952,925	$(96,386)
						$(96,386)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $511,733,666. Net unrealized appreciation aggregated to $156,953,980, of which $208,298,036 related to gross unrealized appreciation and $51,344,056 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $468,707,110) including $31,660,510 of securities loaned	$635,539,514
Affiliated investments, at value (Cost $33,246,418)	33,244,518
Total Investments, at value (Cost $501,953,528)	668,784,032
Cash	5,297,590
Foreign currency, at value (Cost $248,244)	246,843
Cash held at broker for futures contracts	83,796
Receivable for investments sold	431,813
Receivable for fund shares sold	702,561
Dividends and interest receivable	932,989
Receivable for securities lending income	80,827
Other receivables and prepaid expenses	72,744
Total assets	676,633,195
Liabilities
Payable for futures variation margin	31,175
Payable for investments purchased	657,431
Payable for fund shares repurchased	154,579
Payable upon return of securities loaned	33,254,223
Payable to affiliates
Accounting and legal services fees	35,964
Transfer agent fees	5,071
Trustees' fees	927
Investment management fees	1,291
Other liabilities and accrued expenses	164,629
Total liabilities	34,305,290
Net assets	$642,327,905
Net assets consist of
Paid-in capital	$524,874,704
Accumulated distributions in excess of net investment income	(5,940,670)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(43,370,158)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	166,764,029
Net assets	$642,327,905

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       17

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset value and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($46,010,534 ÷ 3,530,819 shares)[1]	$13.03
Class C ($2,239,708 ÷ 171,597 shares)[1]	$13.05
Class I ($5,761,978 ÷ 442,665 shares)	$13.02
Class R6 ($62,193,924 ÷ 4,778,280 shares)	$13.02
Class NAV ($526,121,761 ÷ 40,428,612 shares)	$13.01
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$13.72

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       18

STATEMENT OF OPERATIONS   For the six months ended 2-28-18 (unaudited)

Investment income
Dividends	$5,065,651
Securities lending	541,760
Interest	21,710
Less foreign taxes withheld	(266,714)
Total investment income	5,362,407
Expenses
Investment management fees	3,002,758
Distribution and service fees	68,682
Accounting and legal services fees	52,721
Transfer agent fees	49,022
Trustees' fees	4,474
State registration fees	49,497
Printing and postage	21,567
Professional fees	44,991
Custodian fees	272,557
Other	14,369
Total expenses	3,580,638
Less expense reductions	(47,937)
Net expenses	3,532,701
Net investment income	1,829,706
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	24,581,922
Affiliated investments	(5,117)
Futures contracts	28,539
24,605,344
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	19,687,212
Affiliated investments	(2,506)
Futures contracts	(96,386)
19,588,320
Net realized and unrealized gain	44,193,664
Increase in net assets from operations	$46,023,370

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$1,829,706	$9,197,505
Net realized gain	24,605,344	27,511,294
Change in net unrealized appreciation (depreciation)	19,588,320	80,955,497
Increase in net assets resulting from operations	46,023,370	117,664,296
Distributions to shareholders
From net investment income
Class A	(654,232)	(285,146)
Class C	(20,838)	(31,026)
Class I	(1,097,992)	(466,399)
Class R6	(1,708)	—
Class NAV	(10,191,339)	(11,959,712)
Total distributions	(11,966,109)	(12,742,283)
From fund share transactions	(6,825,914)	(42,363,212)
Total increase	27,231,347	62,558,801
Net assets
Beginning of period	615,096,558	552,537,757
End of period	$642,327,905	$615,096,558
Undistributed (accumulated distributions in excess of) net investment income	($5,940,670)	$4,195,733
SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       20

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$12.33		$10.35	$9.87	$10.79	$9.11	$8.50
Net investment income[3]	0.01	[4]	0.15	0.16	0.11	0.18	—	[5]
Net realized and unrealized gain (loss) on investments	0.90		2.03	0.43	(0.91)	1.58	0.61
Total from investment operations	0.91		2.18	0.59	(0.80)	1.76	0.61
Less distributions
From net investment income	(0.21)		(0.20)	(0.11)	(0.12)	(0.08)	—
Net asset value, end of period	$13.03		$12.33	$10.35	$9.87	$10.79	$9.11
Total return (%)[6,7]	7.40	[8]	21.56	6.01	(7.42)	19.40	7.18	[8]
Ratios and supplemental data
Net assets, end of period (in millions)	$46		$30	$12	$2	$5	—	[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50	[10]	1.50	1.48	1.65	2.41	18.73	[10]
Expenses including reductions	1.38	[10]	1.39	1.39	1.63	1.63	1.63	[10]
Net investment income	0.22	[4,10]	1.30	1.62	1.07	1.67	0.08	[10]
Portfolio turnover (%)	8		13	12	11	11	9	[11]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class A shares is 6-27-13.
[3]	Based on average daily shares outstanding.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Not annualized.
[9]	Less than $500,000.
[10]	Annualized.
[11]	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       21

Class C Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$12.31		$10.34	$9.87	$10.77	$11.02
Net investment income (loss)[3]	(0.03	) [4]	0.05	0.07	0.07	(0.01)
Net realized and unrealized gain (loss) on investments	0.89		2.05	0.44	(0.93)	(0.24)
Total from investment operations	0.86		2.10	0.51	(0.86)	(0.25)
Less distributions
From net investment income	(0.12)		(0.13)	(0.04)	(0.04)	—
Net asset value, end of period	$13.05		$12.31	$10.34	$9.87	$10.77
Total return (%)[5,6]	6.98	[7]	20.54	5.16	(7.97)	(2.27	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$3	$1	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.20	[9]	2.20	2.18	3.13	17.76	[9]
Expenses including reductions	2.19	[9]	2.19	2.17	2.35	2.35	[9]
Net investment income (loss)	(0.49	) [4,9]	0.49	0.73	0.65	(0.71	) [9]
Portfolio turnover (%)	8		13	12	11	11	[10]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class C shares is 6-27-14.
[3]	Based on average daily shares outstanding.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       22

Class I Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14		8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$12.33		$10.35	$9.88	$10.79	$9.12		$8.50
Net investment income[3]	0.03	[4]	0.17	0.12	0.18	0.16		0.01
Net realized and unrealized gain (loss) on investments	0.90		2.04	0.49	(0.93)	1.63		0.61
Total from investment operations	0.93		2.21	0.61	(0.75)	1.79		0.62
Less distributions
From net investment income	(0.24)		(0.23)	(0.14)	(0.16)	(0.12)		—
Net asset value, end of period	$13.02		$12.33	$10.35	$9.88	$10.79		$9.12
Total return (%)[5]	7.53	[6]	21.82	6.26	(6.92)	19.71		7.29	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$51	$6	$1	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[8]	1.18	1.17	2.72	14.40		18.78	[8]
Expenses including reductions	1.20	[8]	1.18	1.16	1.23	1.23		1.23	[8]
Net investment income	0.53	[4,8]	1.55	1.28	1.76	1.49		0.47	[8]
Portfolio turnover (%)	8		13	12	11	11		9	[9]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class I shares is 6-27-13.
[3]	Based on average daily shares outstanding.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       23

Class R6 Shares Period ended	2-28-18	[1]	8-31-17	[2]
Per share operating performance
Net asset value, beginning of period	$12.33		$12.21
Net investment income[3]	0.01	[4]	—	[5]
Net realized and unrealized gain on investments	0.93		0.12
Total from investment operations	0.94		0.12
Less distributions
From net investment income	(0.25)		—
Net asset value, end of period	$13.02		$12.33
Total return (%)	7.63	[6]	0.98	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$62		—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	[8]	1.09	[8]
Expenses including reductions	1.10	[8]	1.08	[8]
Net investment income	0.16	[4,8]	10.62	[8]
Portfolio turnover (%)	8		13	[9]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-16 to 8-31-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       24

Class NAV Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$12.33		$10.35	$9.88	$10.80	$9.12	$7.59
Net investment income[2]	0.04	[3]	0.18	0.18	0.17	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.89		2.04	0.44	(0.92)	1.64	1.52
Total from investment operations	0.93		2.22	0.62	(0.75)	1.81	1.67
Less distributions
From net investment income	(0.25)		(0.24)	(0.15)	(0.17)	(0.13)	(0.14)
Net asset value, end of period	$13.01		$12.33	$10.35	$9.88	$10.80	$9.12
Total return (%)[4]	7.56	[5]	21.96	6.36	(6.87)	19.98	22.17
Ratios and supplemental data
Net assets, end of period (in millions)	$526		$531	$532	$700	$587	$518
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	[6]	1.08	1.05	1.06	1.10	1.09
Expenses including reductions	1.09	[6]	1.07	1.05	1.05	1.09	1.09
Net investment income	0.62	[3,6]	1.61	1.79	1.66	1.57	1.73
Portfolio turnover (%)	8		13	12	11	11	9

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock International Small Company Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$42,683,282	$417,116	$42,229,644	$36,522
Austria	11,371,634	—	11,371,634	—
Belgium	13,135,280	—	13,135,280	—
Bermuda	1,107,408	—	1,107,408	—
Cambodia	378,116	—	378,116	—
Canada	46,290,989	46,077,755	197,279	15,955
China	799,208	164,333	634,875	—
Denmark	13,249,918	—	13,249,918	—
Faeroe Islands	17,513	—	17,513	—
Finland	16,563,322	—	16,562,987	335
France	31,320,202	—	31,320,202	—
Gabon	38,132	—	38,132	—
Georgia	486,404	—	486,404	—
Germany	36,447,815	—	36,447,815	—
Gibraltar	190,848	—	190,848	—
Greece	91	—	—	91
Greenland	2,078	—	2,078	—
Guernsey, Channel Islands	45,908	—	45,908	—
Hong Kong	18,167,693	13,942	17,847,189	306,562
India	148,368	—	148,368	—
Ireland	4,908,365	—	4,908,365	—
Isle of Man	1,341,616	—	1,341,616	—
Israel	6,291,188	55,797	6,235,391	—
Italy	28,172,737	—	28,172,737	—
Japan	161,692,544	—	161,692,544	—
Jersey, Channel Islands	1,510,291	11,234	1,499,057	—
Liechtenstein	276,757	—	276,757	—
Luxembourg	1,930,041	—	1,930,041	—

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       27

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Macau	97,345	—	$97,345	—
Malaysia	3,105	—	—	$3,105
Malta	941,448	—	941,448	—
Monaco	385,339	$308,629	76,710	—
Mongolia	44,326	—	44,326	—
Netherlands	16,334,920	—	16,334,920	—
New Zealand	4,765,786	—	4,765,786	—
Norway	4,641,566	—	4,641,566	—
Peru	216,740	—	216,740	—
Philippines	25,043	—	25,043	—
Portugal	3,333,642	—	3,333,642	—
Russia	59,429	—	59,429	—
Russian Federation	144,750	—	144,750	—
Singapore	7,757,723	—	7,692,198	65,525
South Africa	186,673	—	186,673	—
Spain	16,279,045	—	16,279,045	—
Sweden	17,876,300	—	17,876,300	—
Switzerland	30,262,902	—	30,262,902	—
United Arab Emirates	84,633	—	84,633	—
United Kingdom	90,366,981	—	90,365,963	1,018
United States	1,397,691	437,578	960,113	—
Preferred securities	1,712,279	—	1,712,279	—
Rights	51,174	51,174	—	—
Warrants	2,926	2,926	—	—
Securities lending collateral	33,244,518	33,244,518	—	—
Total investments in securities	$668,784,032	$80,785,002	$587,569,917	$429,113
Derivatives:
Liabilities
Futures	$(96,386)	$(96,386)	—	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       28

from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2018, the fund loaned common stocks valued at $31,660,510 and received $33,254,223 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018 were $1,755.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2017, the fund has a capital loss carryforward of $62,537,274 available to offset future net realized capital gains, which expires on August 31, 2018.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals and other loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets,

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       30

contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2018, the fund used futures contracts to gain exposure to certain securities and substitute for securities purchased. The fund held futures contracts with notional values ranging up to $3.0 million, as measured at each quarter end.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Futures contracts
Equity	$28,539

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	($96,386)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to 0.950% of the fund's aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or make payments to the fund to the extent necessary to maintain the fund's total operating expenses at 1.39% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The current expense limitation agreement expires on December 31, 2018, unless renewed by the mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended February 28, 2018, the expense reductions described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$22,716	Class R6	$435
Class C	96	Class NAV	22,601
Class I	2,089	Total	$47,937

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2018 were equivalent to a net annual effective rate of 0.93% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $177,085 for the six months ended February 28, 2018. Of this amount, $30,185 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $146,900 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       32

to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018, CDSCs received by the Distributor amounted to $1,207 and $104 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$57,383	$20,478
Class C	11,299	1,208
Class I	—	26,780
Class R6	—	556
Total	$68,682	$49,022

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	$5,892,840	2	1.480%	($485)

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,264,433	$16,335,821	1,788,332	$19,932,714
Distributions reinvested	50,992	654,232	28,373	285,146
Repurchased	(250,070)	(3,242,703)	(486,022)	(5,339,519)
Net increase	1,065,355	$13,747,350	1,330,683	$14,878,341

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		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class C shares
Sold	24,977	$323,397	74,578	$820,012
Distributions reinvested	1,619	20,838	3,075	31,026
Repurchased	(36,428)	(469,716)	(149,685)	(1,658,108)
Net decrease	(9,832)	($125,481)	(72,032)	($807,070)
Class I shares
Sold	1,190,327	$15,381,842	4,006,951	$43,623,388
Distributions reinvested	85,695	1,097,755	46,446	465,850
Repurchased	(4,981,933)	(68,091,104)	(502,409)	(5,666,275)
Net increase (decrease)	(3,705,911)	($51,611,507)	3,550,988	$38,422,963
Class R6 shares[1]
Sold	4,858,458	$66,561,233	4,095	$50,000
Distributions reinvested	55	700	—	—
Repurchased	(84,328)	(1,114,361)	—	—
Net increase	4,774,185	$65,447,572	4,095	$50,000
Class NAV shares
Sold	340,425	$4,405,035	1,460,329	$15,148,433
Distributions reinvested	795,577	10,191,339	1,192,394	11,959,712
Repurchased	(3,783,942)	(48,880,222)	(10,954,913)	(122,015,591)
Net decrease	(2,647,940)	($34,283,848)	(8,302,190)	($94,907,446)
Total net decrease	(524,143)	($6,825,914)	(3,488,456)	($42,363,212)

1The inception date for Class R6 shares is 8-30-17.

Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $48,204,462 and $64,666,789, respectively, for the six months ended February 28, 2018.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2018, funds within the John Hancock group of funds complex held 81.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	30.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	18.6%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.3%

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       34

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       35

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437328	424SA 2/18 4/18

John Hancock

Natural Resources Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Markets around the world experienced a meaningful rise in volatility in the last few weeks of the reporting period. Stocks declined as investors reacted to higher bond yields and the prospect of rising inflation, even if that inflation was rising from historically low levels. While some in the asset management community believe the sell-off will be temporary, it's likely that the era of extremely low volatility is behind us for the time being.

Ultimately, the asset prices are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report as 2017 came to a close. Unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. One moderating factor was the U.S. Federal Reserve's steady tightening of monetary policy. While higher interest rates alone may not cause the economy to pull back, markets will be closely attuned to any sign of policymakers quickening the pace of interest-rate increases in the year ahead.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies investing in any market cycle.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Natural Resources Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
21	Notes to financial statements
28	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

Class A shares (without sales charges)[1]
Blended Index
Morningstar natural resources fund category average
9.85
8.60
8.83
0.30
10.40
9.99
–2.45
1.59
2.95
–6.13
–1.04
1.67
–6.28
–2.29
0.40
6 month (cumulative)
1 year
3 year
5 year
10 year

The MSCI World Energy Index (gross of foreign withholding tax on dividends) consists of all the companies in the Energy sector of the MSCI World Index.

The MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) consists of all the companies in the Metals & Mining industry of the MSCI World Index.

The Blended Index (gross of foreign withholding tax on dividends) comprises 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 1-4-10. The returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

A strong backdrop for energy stocks

As the price of oil rose, stocks of energy companies generally enjoyed strong results.

Mixed results among metals producers

Industrial metal stocks benefited from tight supply and the expectation for continued strong demand, while precious metals stocks gave back gains, as investors took profits.

Favorable relative performance

The fund's Class A shares (excluding sales charges) outperformed its blended benchmark due primarily to strong security selection among energy producers.

INDUSTRY COMPOSITION AS OF 2/28/18 (%)

A note about risks

The natural resources industry can be significantly affected by global, political, and environmental developments and by commodity prices. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that is diversified across industries. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Currency transactions are affected by fluctuations in exchange rates. A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when fund shares are held in a taxable account. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       3

Discussion of fund performance

An interview with Portfolio Manager Neil P. Brown, CFA, Jennison Associates LLC

Neil P. Brown, CFA
Portfolio Manager
Jennison Associates LLC

What market backdrop did investors in natural resource stocks encounter for the six-month period ended February 28, 2018?

Crude oil overcame periodic market volatility to gain significantly in value during the period, benefiting from a generally favorable supply-and-demand balance. The price of the commodity began the period $47.29 per barrel and peaked at $66.35 in late January before finishing the period at $61.64. With this gain, an increasing number of energy producers and service companies found themselves in stronger financial shape, in turn leading to generally rising stock prices.

As a group, material companies, and especially producers of industrial metals, also saw share price gains as previous increases in commodity prices began to be more appropriately reflected in company valuations this period. Investors proved less eager to own precious metal stocks, however, which gave back gains achieved prior to the start of the period.

Given this environment, how did the fund perform?

The fund outperformed its blended benchmark, a 60/40 blend between the MSCI World Energy Index and the MSCI World Metals & Mining Index, respectively. Compared with the blended index, strong security selection in the energy sector, especially among energy producers, was the main positive factor behind the fund's results. Sector positioning was an offsetting negative. Most notably, the fund's out-of-benchmark stake in the chemicals industry hampered results.

Which stocks were meaningful performance contributors this period?

Many of the fund's individual contributors were energy exploration and production companies benefiting from a higher oil price. A number of top contributors benefited from having operations in the Permian Basin, a region in West Texas where oil tends to be cheaper to extract. Accordingly, companies with exposure to this area were able to bounce back more quickly as production became more profitable. Energy producers such as Concho Resources, Inc., Continental Resources, Inc., EOG Resources, Inc., WPX Energy, Inc., and Noble Energy, Inc.—most of which have varying degrees of Permian Basin exposure—were strong contributors for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       4

"... strong security selection in the energy sector, especially among energy producers, was the main positive factor behind the fund's results."

Another top contributor was oilfield services provider Halliburton Company. Along with growth in energy production, Halliburton and its energy-service competitors have been able to generate more business at better pricing. As of period end, Halliburton was the fund's largest holding, reflecting our confidence in the company's business model and focus on the U.S. oil-production market, among other factors.

The fund also saw strong results from several industrial metals stocks, which benefited from temporary production outages that highlighted tight global supply as investors anticipated continued healthy demand. Stocks of copper mining companies First Quantum Minerals, Ltd. and Southern Copper Corp. added value for the fund this period, as did steel manufacturer Steel Dynamics, Inc.

Which holdings detracted?

Mining stocks focused on precious metals, especially gold, posed the biggest challenge for the fund. During the period, investors took profits in gold stocks, including fund holdings Agnico Eagle Mines, Ltd. and Randgold Resources, Ltd., both of which were meaningful detractors on this theme.

Although many energy producers were strong performers, a position in Laredo Petroleum, Inc., was a notable outlier on the downside. Laredo generated weaker-than-expected financial results, and the stock lost close to one-third of its value over the six-month timeframe. Despite its recent challenges, we still held Laredo at period end as we still believed in the value of its underlying

TOP 10 HOLDINGS AS OF 2/28/18 (%)

Halliburton Company	4.4
Concho Resources, Inc.	4.1
Anadarko Petroleum Corp.	3.6
EOG Resources, Inc.	3.6
Schlumberger, Ltd.	3.0
Suncor Energy, Inc.	2.8
Noble Energy, Inc.	2.7
First Quantum Minerals, Ltd.	2.7
Glencore PLC	2.6
WPX Energy, Inc.	2.6
TOTAL	32.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       5

"We are pleased with the strong results turned in by natural resource stocks over the period, but don't think that the volatility we've seen in recent years is over by any means."
assets. We also believed that the company would either turn around its operations itself or make an attractive acquisition target for another firm able to do so.

How would you describe your management approach?

As a reminder to shareholders, we maintain a consistent management strategy regardless of the underlying market environment. We favor natural resource stocks that in our view have attractive growth opportunities, as well as the potential to generate long-term value by increasing production or reserves in a low-cost manner. Following this strategy, we generally steer clear of large, multinational companies that may provide healthy cash flow but only modest growth opportunity.

Among energy exploration and production stocks, typically a large area of emphasis for us, we concentrate on firms we believe can increase their current production while also having the capacity to turn potential reserves into proven future reserves. Also, we will typically maintain a balance in the fund between companies that display the potential for faster growth, albeit at a higher level of risk and more conservative companies offering more moderate growth potential.

Finally, we are patient investors who maintain a long-term perspective. Our investment time horizon is typically 12 to 18 months, and often longer if we believe that staying the course is in shareholders'

COUNTRY COMPOSITION AS OF 2/28/18 (%)

United States	64.5
Canada	14.1
United Kingdom	5.9
Netherlands	4.2
Switzerland	2.6
Peru	2.2
Australia	2.0
Jersey, Channel Islands	1.9
Luxembourg	1.5
China	0.9
Other countries	0.2
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       6

best interests. We will not hesitate to sell a position, however, if new information changes our view on that stock and if we see better opportunities elsewhere in the fund's investment universe.

How was the fund positioned at period end?

We are pleased with the strong results turned in by natural resource stocks over the period, but don't think that the volatility we've seen in recent years is over by any means. That said, as of period end, we are pleased with the fund's positioning. We made relatively few changes to the fund over the period, but we did take advantage of opportunities to add to and sell certain holdings as conditions warranted.

One reason for our confidence in the fund's positioning is that the energy stocks we've chosen are likely to benefit if the price of oil rises from here, but we also believe their relatively inexpensive valuations should position them to benefit even if the price of oil remains in its current $60 neighborhood. If market conditions remain generally consistent, stock picking becomes paramount to generating future outperformance, and this would suit our investment process, given our emphasis on finding attractive opportunities on a case-by-case basis.

MANAGED BY

Neil P. Brown, CFA On the fund since 2014 Investing since 1997
Jay Saunders On the fund since 2014 Investing since 1994

The views expressed in this report are exclusively those of Neil P. Brown, CFA, Jennison Associates LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-4.74	-7.09	-6.76	4.36	-30.76	-50.31
Class I1,2	0.60	-5.92	-6.10	10.10	-26.31	-46.70
Class 1[2]	0.63	-5.72	-5.94	10.03	-25.53	-45.78
Index 1†	4.19	-0.09	0.03	8.92	-0.45	0.33
Index 2†	21.87	-1.15	-4.72	8.30	-5.61	-38.34
Index 3†	10.40	-1.04	-2.29	8.60	-5.09	-20.65

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I and Class 1 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class 1
Gross (%)	1.47	1.16	1.10
Net (%)	1.39	1.08	1.02

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World Energy Index; Index 2 is the MSCI World Metals & Mining Index; Index 3 is a 60%/40% blend of Index 1 and Index 2, respectively.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Natural Resources Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class I1,2	2-29-08	5,330	5,330	10,033	6,166	7,935
Class 1[2]	2-29-08	5,422	5,422	10,033	6,166	7,935

The MSCI World Energy Index (gross of foreign withholding tax on dividends) consists of all the companies in the Energy sector of the MSCI World Index.

The MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) consists of all the companies in the Metals & Mining industry of the MSCI World Index.

The Blended Index (gross of foreign withholding tax on dividends) comprises 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 1-4-10. The returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,098.50	$7.18	1.38%
	Hypothetical example for comparison purposes	1,000.00	1,018.00	6.90	1.38%
Class I	Actual expenses/actual returns	1,000.00	1,101.00	5.68	1.09%
	Hypothetical example for comparison purposes	1,000.00	1,019.40	5.46	1.09%
Class 1	Actual expenses/actual returns	1,000.00	1,100.30	5.36	1.03%
	Hypothetical example for comparison purposes	1,000.00	1,019.70	5.16	1.03%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       11

Fund’s investments
AS OF 2-28-18 (unaudited)
	Shares	Value
Common stocks 99.0%		$81,181,437
(Cost $86,806,231)
Consumer staples 0.2%		133,906
Food products 0.2%
Adecoagro SA (A)	14,895	133,906
Energy 57.0%		46,780,902
Energy equipment and services 17.7%
Cactus, Inc., Class A (A)	21,678	533,496
Core Laboratories NV (B)	9,111	938,069
FTS International, Inc. (A)	39,431	801,238
Halliburton Company	76,987	3,573,735
Independence Contract Drilling, Inc. (A)	11,705	48,576
NCS Multistage Holdings, Inc. (A)	6,744	98,597
Patterson-UTI Energy, Inc.	80,027	1,446,088
ProPetro Holding Corp. (A)	71,848	1,158,908
Schlumberger, Ltd.	37,357	2,452,113
Select Energy Services, Inc., Class A (A)(B)	17,235	247,495
Solaris Oilfield Infrastructure, Inc., Class A (A)	38,704	651,388
TechnipFMC PLC	47,142	1,358,632
Tenaris SA, ADR	34,787	1,199,804
Oil, gas and consumable fuels 39.3%
Alta Mesa Resources, Inc. (A)	8,546	63,155
Anadarko Petroleum Corp.	51,960	2,963,798
Andeavor	16,209	1,452,651
Arch Coal, Inc., Class A	4,008	383,606
Cheniere Energy, Inc. (A)	23,677	1,243,516
Cimarex Energy Company	16,228	1,559,349
Concho Resources, Inc. (A)	22,506	3,393,905
CONSOL Energy, Inc. (A)	3,557	112,721
Continental Resources, Inc. (A)	39,650	1,883,772
Devon Energy Corp.	43,452	1,332,673
Encana Corp.	98,555	1,034,828
EOG Resources, Inc.	29,012	2,942,397
Kosmos Energy, Ltd. (A)	53,945	290,764
Laredo Petroleum, Inc. (A)	50,002	419,517
Lekoil, Ltd. (A)	196,614	48,964
Marathon Petroleum Corp.	17,420	1,115,925
Noble Energy, Inc.	75,128	2,241,068
Pioneer Natural Resources Company	6,163	1,049,127
Range Resources Corp.	56,482	750,646
Royal Dutch Shell PLC, A Shares	52,879	1,669,977
Suncor Energy, Inc.	70,978	2,336,596
Targa Resources Corp.	18,675	833,839
12	JOHN HANCOCK NATURAL RESOURCES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	11,614	$1,050,138
WPX Energy, Inc. (A)	148,608	2,099,831
Industrials 1.6%		1,283,017
Electrical equipment 0.5%
Sunrun, Inc. (A)	63,833	427,043
Trading companies and distributors 1.1%
Univar, Inc. (A)	29,711	855,974
Information technology 0.7%		562,112
Semiconductors and semiconductor equipment 0.7%
Versum Materials, Inc.	15,184	562,112
Materials 38.8%		31,859,622
Chemicals 7.8%
Albemarle Corp.	4,110	412,767
Celanese Corp., Series A	7,828	789,532
DowDuPont, Inc.	16,717	1,175,205
Eastman Chemical Company	7,182	725,957
FMC Corp.	10,919	856,923
Nutrien, Ltd. (A)	15,452	761,011
Olin Corp.	13,458	437,385
The Chemours Company	13,280	630,933
Venator Materials PLC (A)	31,728	607,274
Metals and mining 31.0%
Agnico Eagle Mines, Ltd.	30,562	1,164,104
Alacer Gold Corp. (A)	174,855	275,255
Alcoa Corp. (A)	18,326	824,120
Anglo American PLC	47,889	1,159,805
Arizona Mining, Inc. (A)	176,450	558,282
BHP Billiton, Ltd., ADR (B)	35,060	1,630,290
China Molybdenum Company, Ltd., H Shares	888,822	714,999
Constellium NV, Class A (A)	75,835	879,686
First Quantum Minerals, Ltd.	134,953	2,199,086
Freeport-McMoRan, Inc. (A)	48,424	900,686
Glencore PLC (A)	405,341	2,131,547
Guyana Goldfields, Inc. (A)	52,146	202,375
Ivanhoe Mines, Ltd., Class A (A)	130,618	328,784
Kinross Gold Corp. (A)	98,283	351,853
Lundin Mining Corp.	248,244	1,615,366
Nevsun Resources, Ltd.	217,514	474,625
Newmont Mining Corp.	33,890	1,294,598
Randgold Resources, Ltd., ADR	19,091	1,546,753
Reliance Steel & Aluminum Company	8,675	782,225
Rio Tinto PLC, ADR (B)	30,830	1,686,709
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NATURAL RESOURCES FUND	13

	Shares	Value
Materials (continued)
Metals and mining (continued)
Southern Copper Corp.	33,639	$1,773,784
Steel Dynamics, Inc.	31,322	1,448,643
Warrior Met Coal, Inc. (B)	30,873	963,546
Wheaton Precious Metals Corp.	29,115	555,514
Utilities 0.7%		561,878
Independent power and renewable electricity producers 0.7%
NextEra Energy Partners LP	14,319	561,878
Warrants 0.0%		$3,969
(Cost $6,622)
Alta Mesa Resources, Inc. (Expiration Date: 4-27-22) (A)(C)	2,897	3,969

	Yield (%)	Shares	Value
Securities lending collateral 5.3%			$4,400,261
(Cost $4,400,272)
John Hancock Collateral Trust (D)	1.5822(E)	439,877	4,400,261

Total investments (Cost $91,213,125) 104.3%	$85,585,667
Other assets and liabilities, net (4.3%)	(3,564,489)
Total net assets 100.0%	$82,021,178

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 2-28-18.
(C)	Strike price and/or expiration date not available.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-28-18.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $106,639,338. Net unrealized depreciation aggregated to $21,053,671, of which $2,968,152 related to gross unrealized appreciation and $24,021,823 related to gross unrealized depreciation.
14	JOHN HANCOCK NATURAL RESOURCES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $86,812,853) including $4,313,178 of securities loaned	$81,185,406
Affiliated investments, at value (Cost $4,400,272)	4,400,261
Total investments, at value (Cost $91,213,125)	85,585,667
Foreign currency, at value (Cost $36)	35
Receivable for investments sold	1,403,706
Dividends and interest receivable	503,301
Receivable for securities lending income	50,060
Other receivables and prepaid expenses	26,055
Total assets	87,568,824
Liabilities
Due to custodian	461,490
Payable for fund shares repurchased	585,307
Payable upon return of securities loaned	4,400,272
Payable to affiliates
Accounting and legal services fees	22,140
Transfer agent fees	181
Trustees' fees	1,009
Other liabilities and accrued expenses	77,247
Total liabilities	5,547,646
Net assets	$82,021,178
Net assets consist of
Paid-in capital	$464,385,346
Accumulated distributions in excess of net investment income	(4,569,350)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(372,157,214)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(5,637,604)
Net assets	$82,021,178

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($2,238,798 ÷ 187,071 shares)[1]	$11.97
Class I ($50,040 ÷ 4,192 shares)	$11.94
Class 1 ($79,732,340 ÷ 6,610,481 shares)	$12.06
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.60

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       15

STATEMENT OF OPERATIONS  For the six months ended 2-28-18 (unaudited)

Investment income
Dividends	$5,441,093
Securities lending	185,900
Interest	35,830
Less foreign taxes withheld	(100,406)
Total investment income	5,562,417
Expenses
Investment management fees	2,497,354
Distribution and service fees	25,283
Accounting and legal services fees	36,351
Transfer agent fees	1,326
Trustees' fees	2,928
State registration fees	33,494
Printing and postage	12,656
Professional fees	27,548
Custodian fees	42,714
Other	12,166
Total expenses	2,691,820
Less expense reductions	(221,564)
Net expenses	2,470,256
Net investment income	3,092,161
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(19,805,375)
Affiliated investments	10
Redemption in kind	20,299,004
Forward foreign currency contracts	(5,984)
487,655
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	63,895,932
Affiliated investments	1,248
63,897,180
Net realized and unrealized gain	64,384,835
Increase in net assets from operations	$67,476,996

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$3,092,161	$4,168,041
Net realized gain (loss)	487,655	(117,743,445)
Change in net unrealized appreciation (depreciation)	63,897,180	111,097,433
Increase (decrease) in net assets resulting from operations	67,476,996	(2,477,971)
Distributions to shareholders
From net investment income
Class A	(29,564)	(20,202)
Class I	(781)	(667)
Class 1	(1,343,019)	(955,829)
Class NAV[1]	(6,912,965)	(4,733,549)
Total distributions	(8,286,329)	(5,710,247)
From fund share transactions	(488,139,694)	(121,962,859)
Total decrease	(428,949,027)	(130,151,077)
Net assets
Beginning of period	510,970,205	641,121,282
End of period	$82,021,178	$510,970,205
Undistributed (accumulated distributions in excess of) net investment income	($4,569,350)	$624,818

[1]	Class NAV shares were liquidated on 2-23-18.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       17

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$11.03		$11.29	$10.75	$18.72	$16.33	$16.04
Net investment income[2]	0.05		0.03	0.02	— [3]	0.01	0.01
Net realized and unrealized gain (loss) on investments	1.04		(0.22)	0.56	(7.97)	2.41	0.30
Total from investment operations	1.09		(0.19)	0.58	(7.97)	2.42	0.31
Less distributions
From net investment income	(0.15)		(0.07)	(0.04)	—	(0.03)	(0.02)
Total distributions	(0.15)		(0.07)	(0.04)	—	(0.03)	(0.02)
Net asset value, end of period	$11.97		$11.03	$11.29	$10.75	$18.72	$16.33
Total return (%)[4,5]	9.85	[6]	(1.71)	5.49	(42.57)	14.87	1.92
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$3	$5	$12	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47	[7]	1.47	1.47	1.58	1.77	1.77
Expenses including reductions	1.38	[7]	1.38	1.38	1.47	1.58	1.58
Net investment income (loss)	0.83	[7]	0.29	0.17	(0.02)	0.07	0.03
Portfolio turnover (%)	10	[8]	28	22	25	193	66

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       18

Class I Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$11.01		$11.27	$10.75	$18.74	$16.35	$16.06
Net investment income[2]	0.07		0.09	0.05	0.01	0.07	0.04
Net realized and unrealized gain (loss) on investments	1.05		(0.24)	0.55	(7.98)	2.39	0.30
Total from investment operations	1.12		(0.15)	0.60	(7.97)	2.46	0.34
Less distributions
From net investment income	(0.19)		(0.11)	(0.08)	(0.02)	(0.07)	(0.05)
Total distributions	(0.19)		(0.11)	(0.08)	(0.02)	(0.07)	(0.05)
Net asset value, end of period	$11.94		$11.01	$11.27	$10.75	$18.74	$16.35
Total return (%)[3]	10.10	[4]	(1.45)	5.72	(42.54)	15.08	2.12
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]	— [5]	— [5]	— [5]	$1	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	[6]	1.16	1.16	3.09	2.21	1.40
Expenses including reductions	1.09	[6]	1.06	1.06	1.38	1.38	1.38
Net investment income	1.17	[6]	0.74	0.53	0.06	0.39	0.24
Portfolio turnover (%)	10	[7]	28	22	25	193	66

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes in-kind activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       19

Class 1 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$11.13		$11.38	$10.85	$18.92	$16.50	$16.20
Net investment income[2]	0.07		0.08	0.05	0.07	0.11	0.08
Net realized and unrealized gain (loss) on investments	1.05		(0.22)	0.57	(8.07)	2.42	0.32
Total from investment operations	1.12		(0.14)	0.62	(8.00)	2.53	0.40
Less distributions
From net investment income	(0.19)		(0.11)	(0.09)	(0.07)	(0.11)	(0.10)
Total distributions	(0.19)		(0.11)	(0.09)	(0.07)	(0.11)	(0.10)
Net asset value, end of period	$12.06		$11.13	$11.38	$10.85	$18.92	$16.50
Total return (%)[3]	10.03	[4]	(1.30)	5.85	(42.35)	15.44	2.44
Ratios and supplemental data
Net assets, end of period (in millions)	$80		$82	$95	$77	$135	$128
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	[5]	1.10	1.10	1.08	1.12	1.13
Expenses including reductions	1.03	[5]	1.01	1.00	0.98	1.06	1.11
Net investment income	1.19	[5]	0.68	0.49	0.50	0.61	0.50
Portfolio turnover (%)	10	[6]	28	22	25	193	66

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       20

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Natural Resources Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. Class 1 shares are currently offered to certain affiliates of Manulife Financial Corporation (MFC) and are detailed in the Statement of assets and liabilities. Class A and Class I shares are closed to all new and existing investors, including automatic purchase plans and are shown in the Statement of assets and liabilities. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

On February 23, 2018, Class NAV was fully liquidated.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       21

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer staples	$133,906	$133,906	—	—
Energy	46,780,902	45,061,961	$1,718,941	—
Industrials	1,283,017	1,283,017	—	—
Information technology	562,112	562,112	—	—
Materials	31,859,622	27,853,271	4,006,351	—
Utilities	561,878	561,878	—	—
Warrants	3,969	3,969	—	—
Securities lending collateral	4,400,261	4,400,261	—	—
Total investments in securities	$85,585,667	$79,860,375	$5,725,292	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       22

the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2018, the fund loaned common stocks valued at $4,313,178 and received $4,400,272 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due To custodian in the Statement of assets and liabilities.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018 were $1,692.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       23

For federal income tax purposes, as of August 31, 2017, the fund has a short-term capital loss carryforward of $94,889,909 and a long-term capital loss carryforward of $267,247,580 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.000% of the first $500 million of the fund's average net assets; (b) 0.950% of the fund's next $500 million of the fund's average net assets; (c) 0.900% of the fund's next $1 billion of the fund's average net assets; and (d) 0.850% of the fund's average net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Jennison Associates LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive its management fee so that the amount retained by the Advisor after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets (on an annualized basis). The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances of the time.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       24

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, class specific expenses, short dividend expense, and acquired fund fees.

The expense reductions described above amounted to the following for the six months ended February 28, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$1,075	Class 1	$38,346
Class I	23	Total	$221,564
Class NAV	182,120

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2018 were equivalent to a net annual effective rate of 0.91% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended February 28, 2018, no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       25

monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$3,640	$1,297
Class I	—	29
Class 1	21,643	—
Total	$25,283	$1,326

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$3,248,770	3	1.250%	$338

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	2,365	$29,397	1,647	$20,172
Repurchased	(41,771)	(498,705)	(67,199)	(791,297)
Net decrease	(39,406)	($469,308)	(65,552)	($771,125)
Class I shares
Sold (a)	—	—	6,742	$84,402
Distributions reinvested	58	766	52	635
Repurchased	(3,340)	(37,859)	(5,957)	(67,687)
Net increase (decrease)	(3,282)	($37,093)	837	$17,350
Class 1 shares
Sold	679,944	$8,349,481	1,310,429	$15,825,236
Distributions reinvested	107,270	1,343,019	77,584	955,829
Repurchased	(1,583,792)	(19,441,847)	(2,306,554)	(26,837,940)
Net decrease	(796,578)	($9,749,347)	(918,541)	($10,056,875)

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       26

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,508,201	$18,055,449	2,031,677	$22,396,767
Distributions reinvested	556,599	6,912,965	387,044	4,733,549
Repurchased	(40,620,110)	(502,852,360)	(11,912,770)	(138,282,525)
Net decrease	(38,555,310)	($477,883,946)	(9,494,049)	($111,152,209)
Total net decrease	(39,394,576)	($488,139,694)	(10,477,305)	($121,962,859)

(a) Activity is related to share class exchanges.

Class NAV liquidated on February 23, 2018.

Affiliates of the fund owned 100% of shares of Class 1 on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

On February 23, 2018, there was a redemption in kind from Class NAV of $387,443,138, which represented approximately 82% of the fund on that date. For purposes of US GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Net realized gain resulting from such redemption in kind is shown on the Statement of operations.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and redemptions in kind, amounted to $46,334,447 and $135,207,851, respectively, for the six months ended February 28, 2018.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       27

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Jennison Associates LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       28

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Natural Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437332	354SA 2/18 4/18

John Hancock

New Opportunities Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Markets around the world experienced a meaningful rise in volatility in the last few weeks of the reporting period. Stocks declined as investors reacted to higher bond yields and the prospect of rising inflation, even if that inflation was rising from historically low levels. While some in the asset management community believe the sell-off will be temporary, it's likely that the era of extremely low volatility is behind us for the time being.

Ultimately, the asset prices of stocks are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report as 2017 came to a close. Unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. One moderating factor was the U.S. Federal Reserve's steady tightening of monetary policy. While higher interest rates alone may not cause the economy to pull back, markets will be closely attuned to any sign of policymakers quickening the pace of interest-rate increases in the year ahead.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies investing in any market cycle.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
New Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
19	Financial highlights
30	Notes to financial statements
39	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Stocks encountered a surge in volatility

Markets extended their long advance for much of the period before pulling back on concerns over inflation and rising interest rates.

The fund outperformed its benchmark

The fund outpaced its benchmark, the Russell 2000 Index, due to stock selection and sector allocation.

The fund delivered positive results across a variety of market segments

The financials sector was a bright spot for the fund, as was its lower-than-benchmark exposures to the underperforming real estate and utilities sectors.

SECTOR COMPOSITION AS OF 2/28/18 (%)

A note about risks

The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Investing in an exchange-traded fund generally reflects the risks of investing in the underlying securities it is designed to track, which may cause lack of liquidity, more volatility, and increased management fees. Investing in real estate investment trusts subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. The fund may invest in initial public offerings, which are frequently volatile in price. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       3

Discussion of fund performance

From the investment management teams at Brandywine Global, Dimensional, and GW&K.

Could you describe the market environment during the six months ended February 28, 2018?

The U.S. stock market rose for much of the period, but encountered a spike in volatility at the end of January that blossomed by early February into a full-blown market correction—when stock prices declined by more than 10% from a recent market peak. During the first five months of the period, stocks advanced on the back of strong economic results and rising consumer sentiment, and the passage of tax reform legislation had a particularly positive effect on the broad market outlook.

Lower corporate tax rates could represent a significant benefit for small companies in the years ahead. Small companies tend to have a domestic focus and therefore have higher effective tax rates than larger companies, which derive as much as 50% of their revenues from outside the United States. Nonetheless, for the current period, small-cap stocks, as measured by the fund's benchmark, the Russell 2000 Index, underperformed large-cap stocks, as measured by the Russell 1000 Index.

What drove performance relative to the fund's benchmark?

Stock selection in the financials sector boosted relative returns, while selection results in healthcare detracted from the fund's results. In addition, underweight positions in the real estate and utilities sectors were important contributors to the fund's relative results.

Were there any changes in fund strategy during the period?

During the period, there was an allocation and manager change. Invesco was removed as a subadvisor on the fund. As a result, the fund now consists of three strategies, or sleeves, instead of four. Dimensional Fund Advisors, GW&K Investment Management, and Brandywine Global

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       4

"Stock selection in the financials sector boosted relative returns, while selection results in healthcare detracted from the fund's results."
Investment Management now manage separate sleeves of 45%, 35%, and 20% of the fund's assets, respectively.

Otherwise, the strategies and investment processes of the three remaining teams did not change. Dimensional employs a rules-based, systematic approach that emphasizes smaller, lower-priced (value), and more profitable companies. Brandywine invests in what its managers believe are undervalued stocks that generate significant free cash flow with solid balance sheets. GW&K invests in stocks of companies that have a history of generating consistent long-term earnings growth. Through the combination of these investment strategies, the fund merges value, core, and growth exposures to high-quality companies. This combination allows the fund to seek to limit volatility and downside risk while pursuing superior long-term risk-adjusted returns.

Within individual sleeves, which factors, sectors, or stocks were the primary contributors to or detractors from relative performance?

The largest sleeve, managed by Dimensional, outperformed the fund's overall benchmark, the Russell 2000 Index, as well as the Russell 2000 Value Index, which more closely approximates the

TOP 10 FUND HOLDINGS AS OF 2/28/18 (%)

Globus Medical, Inc., Class A	1.1
Grand Canyon Education, Inc.	1.0
Burlington Stores, Inc.	1.0
HEICO Corp.	0.9
Team, Inc.	0.8
EPAM Systems, Inc.	0.8
Wayfair, Inc., Class A	0.8
HubSpot, Inc.	0.7
Tyler Technologies, Inc.	0.7
Ameris Bancorp	0.7
TOTAL	8.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       5

investment style of the sleeve. At the sector level, Dimensional's general exclusions of real estate investment trusts (REITs) and utilities were the primary drivers of outperformance, as REITs and utilities underperformed.

In the GW&K sleeve, stock selection was particularly strong in information technology, but was notably weak in healthcare. The stock of HubSpot, Inc., a software maker focused on providing sales and marketing tools to social media companies, was a notable contributor to performance. Earnings powered the stock's strong advance, helping it outpace most of its peers in the software segment. Turning to healthcare, while results were not uniformly negative, the sleeve's exposures to a variety of companies delivered disappointing performance. One example is the stock of DBV Technologies SA, a global clinical-stage biopharmaceutical company that focuses on treatments for food allergies. The stock fell in the fall of 2017, largely as a result of analysts' belief that the company's path to profitability was unclear and likely to prove disappointingly slow.

In the Brandywine sleeve, stock selection in a variety of sectors was particularly robust, including in financials, industrials, healthcare, and materials. An underweight in the real estate sector amplified this positive result. The stock of Greenhill & Company, Inc., a New York-based investment bank, was a particularly strong performer, as was the stock of TCF Financial Corp., a bank holding company based in Minnesota. These companies, like many companies in the financials sector, benefited from rising interest rates during the period, and from a broader move toward banking deregulation initiated by federal lawmakers. Another strong-performing stock was that of Team, Inc., which is part of the sleeve's industrials sector exposure. Team, which had previously had a difficult time with investors due to its challenged financial profile, managed to improve business results and become more competitive in the global industrial services area.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       6

How was the fund positioned at the end of the period?

As of period end, the fund's three largest overweights were in the industrials, financials, and energy sectors; its largest underweights were in the healthcare, real estate, and information technology sectors.

MANAGED BY

New Opportunities Fund is managed by a team of seven portfolio managers across three different asset managers.

The views expressed in this report are exclusively those of the investment management teams at Brandywine Global, Dimensional, and GW&K, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	5.25	9.72	8.00	5.14	58.99	115.85
Class C1	8.99	10.42	8.34	9.32	64.16	122.85
Class I1,2	11.09	11.04	8.65	10.89	68.81	129.16
Class R1[1,2]	10.57	10.78	8.52	10.57	66.82	126.46
Class R2[1,2]	10.81	10.92	8.59	10.77	67.92	127.95
Class R3[1,2]	10.60	10.78	8.52	10.64	66.86	126.51
Class R4[1,2]	11.08	11.01	8.63	10.87	68.57	128.84
Class R5[1,2]	11.25	11.11	8.68	10.96	69.30	129.83
Class R6[1,2]	11.22	11.09	8.67	10.94	69.17	129.66
Class 1[2]	11.19	11.05	8.62	10.91	68.91	128.70
Class NAV[2]	11.23	11.10	8.68	10.95	69.28	129.81
Index†	10.51	12.19	9.75	8.30	77.74	153.44

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class NAV
Gross (%)	1.43	2.13	1.12	1.78	1.52	1.67	1.38	1.08	1.03	1.06	1.01
Net (%)	1.22	1.92	0.91	1.57	1.31	1.46	1.07	0.87	0.82	0.85	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock New Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-29-08	22,285	22,285	25,344
Class I1,2	2-29-08	22,916	22,916	25,344
Class R1[1,2]	2-29-08	22,646	22,646	25,344
Class R2[1,2]	2-29-08	22,795	22,795	25,344
Class R3[1,2]	2-29-08	22,651	22,651	25,344
Class R4[1,2]	2-29-08	22,884	22,884	25,344
Class R5[1,2]	2-29-08	22,983	22,983	25,344
Class R6[1,2]	2-29-08	22,966	22,966	25,344
Class 1[2]	2-29-08	22,870	22,870	25,344
Class NAV[2]	2-29-08	22,981	22,981	25,344

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain type of investors as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,106.90	$6.27	1.20%
	Hypothetical example for comparison purposes	1,000.00	1,018.80	6.01	1.20%
Class C	Actual expenses/actual returns	1,000.00	1,103.20	9.91	1.90%
	Hypothetical example for comparison purposes	1,000.00	1,015.40	9.49	1.90%
Class I	Actual expenses/actual returns	1,000.00	1,108.90	4.71	0.90%
	Hypothetical example for comparison purposes	1,000.00	1,020.30	4.51	0.90%
Class R1	Actual expenses/actual returns	1,000.00	1,105.70	7.67	1.47%
	Hypothetical example for comparison purposes	1,000.00	1,017.50	7.35	1.47%
Class R2	Actual expenses/actual returns	1,000.00	1,107.70	5.49	1.05%
	Hypothetical example for comparison purposes	1,000.00	1,019.60	5.26	1.05%
Class R3	Actual expenses/actual returns	1,000.00	1,106.40	6.89	1.32%
	Hypothetical example for comparison purposes	1,000.00	1,018.20	6.61	1.32%
Class R4	Actual expenses/actual returns	1,000.00	1,108.70	4.97	0.95%
	Hypothetical example for comparison purposes	1,000.00	1,020.10	4.76	0.95%
Class R5	Actual expenses/actual returns	1,000.00	1,109.60	4.18	0.80%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.01	0.80%
Class R6	Actual expenses/actual returns	1,000.00	1,109.40	4.18	0.80%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.01	0.80%
Class 1	Actual expenses/actual returns	1,000.00	1,109.10	4.39	0.84%
	Hypothetical example for comparison purposes	1,000.00	1,020.60	4.21	0.84%
Class NAV	Actual expenses/actual returns	1,000.00	1,109.50	4.13	0.79%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	3.96	0.79%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       11

Fund’s investments
Summary of fund’s investments as of 2-28-18 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 98.6%		$563,781,289
(Cost $476,124,109)
Consumer discretionary 14.7%		83,891,567	14.7%
Burlington Stores, Inc. (A)	46,318	5,680,440	1.0%
Five Below, Inc. (A)	59,247	3,960,662	0.7%
Grand Canyon Education, Inc. (A)	58,381	5,730,095	1.0%
Wayfair, Inc., Class A (A)(B)	57,000	4,412,940	0.8%
OTHER SECURITIES		64,107,430	11.2%
Consumer staples 2.0%		11,417,394	2.0%
Energy 7.3%		41,472,264	7.3%
Dril-Quip, Inc. (A)	66,784	3,008,619	0.5%
Frank's International NV (B)	641,800	3,356,571	0.6%
Helmerich & Payne, Inc.	59,319	3,829,041	0.7%
OTHER SECURITIES		31,278,033	5.5%
Financials 20.9%		119,560,477	20.9%
Ameris Bancorp	76,543	4,068,260	0.7%
Greenhill & Company, Inc. (B)	196,659	4,002,011	0.7%
HomeStreet, Inc. (A)	106,398	3,053,623	0.5%
OM Asset Management PLC	195,220	2,992,723	0.5%
Pinnacle Financial Partners, Inc.	42,966	2,773,455	0.5%
Popular, Inc.	94,502	3,970,029	0.7%
SLM Corp. (A)	316,976	3,458,208	0.6%
Stifel Financial Corp.	44,192	2,822,543	0.5%
TCF Financial Corp.	145,448	3,243,490	0.6%
OTHER SECURITIES		89,176,135	15.6%
Health care 11.4%		64,988,493	11.4%
Catalent, Inc. (A)	81,362	3,396,864	0.6%
Global Blood Therapeutics, Inc. (A)	52,304	3,067,630	0.5%
Globus Medical, Inc., Class A (A)	135,777	6,468,416	1.1%
ICU Medical, Inc. (A)	16,634	3,846,613	0.7%
Medidata Solutions, Inc. (A)	53,134	3,488,778	0.6%
Neurocrine Biosciences, Inc. (A)	36,284	3,063,458	0.5%
Syneos Health, Inc. (A)	66,422	2,783,082	0.5%
OTHER SECURITIES		38,873,652	6.9%
Industrials 20.4%		116,808,062	20.4%
Allegiant Travel Company	19,000	3,159,700	0.6%
12	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Industrials (continued)
Exponent, Inc.	48,777	$3,792,412	0.7%
HEICO Corp.	61,073	5,227,849	0.9%
John Bean Technologies Corp.	28,343	3,138,987	0.6%
Powell Industries, Inc.	115,751	3,082,449	0.6%
Ritchie Brothers Auctioneers, Inc.	100,854	3,266,661	0.6%
SiteOne Landscape Supply, Inc. (A)	52,406	3,607,629	0.6%
Spartan Motors, Inc.	208,036	3,068,531	0.5%
Team, Inc. (A)(B)	283,064	4,628,096	0.8%
WageWorks, Inc. (A)	53,879	2,825,954	0.5%
OTHER SECURITIES		81,009,794	14.0%
Information technology 14.5%		82,947,281	14.5%
Blackbaud, Inc.	34,130	3,499,008	0.6%
Cabot Microelectronics Corp.	27,350	2,786,965	0.5%
Callidus Software, Inc. (A)	96,813	3,475,587	0.6%
EPAM Systems, Inc. (A)	40,008	4,525,705	0.8%
HubSpot, Inc. (A)	38,512	4,276,758	0.8%
LogMeIn, Inc.	31,342	3,621,568	0.6%
MTS Systems Corp.	56,550	2,768,123	0.5%
Power Integrations, Inc.	44,127	2,965,334	0.5%
Silicon Laboratories, Inc. (A)	39,881	3,728,874	0.7%
Tyler Technologies, Inc. (A)	20,418	4,147,100	0.7%
Zebra Technologies Corp., Class A (A)	21,616	2,986,034	0.5%
OTHER SECURITIES		44,166,225	7.7%
Materials 5.5%		31,691,639	5.5%
Balchem Corp.	42,308	3,183,677	0.6%
Haynes International, Inc.	83,931	3,491,530	0.6%
KapStone Paper and Packaging Corp.	83,084	2,898,801	0.5%
PolyOne Corp.	84,886	3,506,641	0.6%
Reliance Steel & Aluminum Company	40,797	3,678,665	0.7%
OTHER SECURITIES		14,932,325	2.5%
Real estate 1.3%		7,486,716	1.3%
Telecommunication services 0.3%		1,520,389	0.3%
Utilities 0.3%		1,997,007	0.3%

	Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 5.6%			$31,945,458
(Cost $31,946,885)
John Hancock Collateral Trust (C)	1.5822(D)	3,193,460	31,945,458	5.6%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	13

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 1.5%			$8,997,593
(Cost $8,997,593)
Money market funds 1.5%			8,997,593	1.5%
State Street Institutional Treasury Money Market Fund, Premier Class	1.3265(D)	7,809,430	7,809,430	1.3%
OTHER SECURITIES			1,188,163	0.2%
Total investments (Cost $517,068,587) 105.7%			$604,724,340	105.7%
Other assets and liabilities, net (5.7%)			(32,815,596)	(5.7)%
Total net assets 100.0%			$571,908,744	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 2-28-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-18.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $519,693,074. Net unrealized appreciation aggregated to $85,031,266, of which $115,374,791 related to gross unrealized appreciation and $30,343,525 related to gross unrealized depreciation.
14	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $485,121,702) including $30,688,494 of securities loaned	$572,778,882
Affiliated investments, at value (Cost $31,946,885)	31,945,458
Total investments, at value (Cost $517,068,587)	604,724,340
Cash	77,018
Receivable for investments sold	2,721,391
Receivable for fund shares sold	37,197
Dividends and interest receivable	410,234
Receivable for securities lending income	46,348
Receivable due from advisor	2,724
Other receivables and prepaid expenses	63,523
Total assets	608,082,775
Liabilities
Payable for investments purchased	3,849,819
Payable for fund shares repurchased	184,908
Payable upon return of securities loaned	31,959,341
Payable to affiliates
Accounting and legal services fees	32,991
Transfer agent fees	29,644
Distribution and service fees	89
Trustees' fees	964
Other liabilities and accrued expenses	116,275
Total liabilities	36,174,031
Net assets	$571,908,744
Net assets consist of
Paid-in capital	$446,889,697
Accumulated distributions in excess of net investment income	(271,859)
Accumulated net realized gain (loss) on investments and foreign currency transactions	37,635,153
Net unrealized appreciation (depreciation) on investments	87,655,753
Net assets	$571,908,744

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       15

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($310,480,135 ÷ 11,016,950 shares)[1]	$28.18
Class C ($20,433,701 ÷ 739,003 shares)[1]	$27.65
Class I ($11,885,814 ÷ 421,350 shares)	$28.21
Class R1 ($420,592 ÷ 14,954 shares)	$28.13
Class R2 ($61,844 ÷ 2,193 shares)	$28.20
Class R3 ($61,563 ÷ 2,188 shares)	$28.14
Class R4 ($1,522 ÷ 53.926 shares)	$28.22
Class R5 ($46,735 ÷ 1,655 shares)	$28.24
Class R6 ($1,671,918 ÷ 59,288 shares)	$28.20
Class 1 ($55,963,378 ÷ 1,970,887 shares)	$28.40
Class NAV ($170,881,542 ÷ 6,058,145 shares)	$28.21
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$29.66

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       16

STATEMENT OF OPERATIONS   For the six months ended 2-28-18 (unaudited)

Investment income
Dividends	$3,342,614
Securities lending	342,307
Interest	45,848
Less foreign taxes withheld	(9,965)
Total investment income	3,720,804
Expenses
Investment management fees	2,601,953
Distribution and service fees	592,082
Accounting and legal services fees	48,423
Transfer agent fees	185,451
Trustees' fees	3,600
State registration fees	63,382
Printing and postage	41,581
Professional fees	44,202
Custodian fees	53,665
Other	13,555
Total expenses	3,647,894
Less expense reductions	(586,080)
Net expenses	3,061,814
Net investment income	658,990
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	46,409,289
Affiliated investments	(6,081)
46,403,208
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	11,153,415
Affiliated investments	(484)
11,152,931
Net realized and unrealized gain	57,556,139
Increase in net assets from operations	$58,215,129

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$658,990	$967,419
Net realized gain	46,403,208	33,947,168
Change in net unrealized appreciation (depreciation)	11,152,931	28,272,712
Increase in net assets resulting from operations	58,215,129	63,187,299
Distributions to shareholders
From net investment income
Class A	(356,495)	(223,052)
Class I	(45,452)	(33,230)
Class R1	(94)	—
Class R2	(121)	(324)
Class R3	(7)	—
Class R4	(1,140)	(270)
Class R5	(224)	(383)
Class R6	(7,353)	(7,129)
Class 1	(245,768)	(223,990)
Class NAV	(798,432)	(526,716)
From net realized gain
Class A	(21,367,658)	(841,408)
Class C	(1,443,751)	(59,886)
Class I	(823,096)	(28,021)
Class R1	(28,543)	(266)
Class R2	(4,352)	(454)
Class R3	(4,340)	(289)
Class R4	(23,545)	(268)
Class R5	(3,339)	(263)
Class R6	(109,408)	(4,906)
Class 1	(3,922,799)	(164,206)
Class NAV	(11,597,205)	(348,210)
Total distributions	(40,783,122)	(2,463,271)
From fund share transactions	18,811,150	(57,109,072)
Total increase	36,243,157	3,614,956
Net assets
Beginning of period	535,665,587	532,050,631
End of period	$571,908,744	$535,665,587
Undistributed (accumulated distributions in excess of) net investment income	($271,859)	$524,237

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       18

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$27.28		$24.38	$25.43	$27.07
Net investment income (loss)[3]	0.01		0.01	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	2.94		2.98	1.15	(1.63)
Total from investment operations	2.95		2.99	1.16	(1.64)
Less distributions
From net investment income	(0.03)		(0.02)	—	—
From net realized gain	(2.02)		(0.07)	(2.21)	—
Total distributions	(2.05)		(0.09)	(2.21)	—
Net asset value, end of period	$28.18		$27.28	$24.38	$25.43
Total return (%)[4,5]	10.69	[6]	12.27	5.17	(6.06	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$310		$297	$299	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40	[8]	1.42	1.54	1.62	[8]
Expenses including reductions	1.20	[8]	1.21	1.22	1.44	[8]
Net investment income (loss)	0.09	[8]	0.05	0.06	(0.12	) [8]
Portfolio turnover (%)	38		41	49 [9]	78	[10]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class A shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover does not reflect merger activity.
[10]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       19

Class C Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$26.86		$24.15	$25.39	$27.07
Net investment loss[3]	(0.09)		(0.17)	(0.15)	(0.06)
Net realized and unrealized gain (loss) on investments	2.90		2.95	1.12	(1.62)
Total from investment operations	2.81		2.78	0.97	(1.68)
Less distributions
From net realized gain	(2.02)		(0.07)	(2.21)	—
Total distributions	(2.02)		(0.07)	(2.21)	—
Net asset value, end of period	$27.65		$26.86	$24.15	$25.39
Total return (%)[4,5]	10.32	[6]	11.52	4.38	(6.21	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$20		$20	$21	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.10	[8]	2.12	2.24	2.31	[8]
Expenses including reductions	1.90	[8]	1.91	1.93	2.14	[8]
Net investment loss	(0.61	) [8]	(0.65)	(0.64)	(0.83	) [8]
Portfolio turnover (%)	38		41	49 [9]	78	[10]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class C shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover does not reflect merger activity.
[10]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       20

Class I Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$27.33		$24.41	$25.45	$27.07
Net investment income[3]	0.06		0.10	0.09	0.01
Net realized and unrealized gain (loss) on investments	2.95		2.98	1.15	(1.63)
Total from investment operations	3.01		3.08	1.24	(1.62)
Less distributions
From net investment income	(0.11)		(0.09)	(0.07)	—
From net realized gain	(2.02)		(0.07)	(2.21)	—
Total distributions	(2.13)		(0.16)	(2.28)	—
Net asset value, end of period	$28.21		$27.33	$24.41	$25.45
Total return (%)[4]	10.89	[5]	12.61	5.50	(5.98	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$12		$11	$9	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	[7]	1.11	1.23	1.30	[7]
Expenses including reductions	0.90	[7]	0.90	0.92	1.13	[7]
Net investment income	0.39	[7]	0.38	0.37	0.18	[7]
Portfolio turnover (%)	38		41	49 [8]	78	[9]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class I shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover does not reflect merger activity.
[9]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       21

Class R1 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$27.24		$24.35	$25.42	$27.07
Net investment loss[3]	(0.02)		(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	2.94		2.97	1.16	(1.63)
Total from investment operations	2.92		2.96	1.14	(1.65)
Less distributions
From net investment income	(0.01)		—	—	—
From net realized gain	(2.02)		(0.07)	(2.21)	—
Total distributions	(2.03)		(0.07)	(2.21)	—
Net asset value, end of period	$28.13		$27.24	$24.35	$25.42
Total return (%)[4]	10.57	[5]	12.16	5.09	(6.10	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	[7]	1.52	1.64	1.71	[7]
Expenses including reductions	1.47	[7]	1.31	1.42	1.63	[7]
Net investment loss	(0.17	) [7]	(0.04)	(0.07)	(0.32	) [7]
Portfolio turnover (%)	38		41	49 [8]	78	[9]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R1 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover does not reflect merger activity.
[9]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       22

Class R2 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$27.30		$24.41	$25.44	$27.07
Net investment income (loss)[3]	0.04		0.03	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	2.94		2.98	1.16	(1.62)
Total from investment operations	2.98		3.01	1.20	(1.63)
Less distributions
From net investment income	(0.06)		(0.05)	(0.02)	—
From net realized gain	(2.02)		(0.07)	(2.21)	—
Total distributions	(2.08)		(0.12)	(2.23)	—
Net asset value, end of period	$28.20		$27.30	$24.41	$25.44
Total return (%)[4]	10.77	[5]	12.34	5.34	(6.02	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	[7]	1.33	1.39	1.46	[7]
Expenses including reductions	1.05	[7]	1.12	1.17	1.38	[7]
Net investment income (loss)	0.26	[7]	0.13	0.17	(0.07	) [7]
Portfolio turnover (%)	38		41	49 [8]	78	[9]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R2 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover does not reflect merger activity.
[9]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       23

Class R3 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$27.23		$24.35	$25.42	$27.07
Net investment income (loss)[3]	—	[4]	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	2.93		2.96	1.16	(1.63)
Total from investment operations	2.93		2.95	1.14	(1.65)
Less distributions
From net investment income	—	[4]	—	—	—
From net realized gain	(2.02)		(0.07)	(2.21)	—
Total distributions	(2.02)		(0.07)	(2.21)	—
Net asset value, end of period	$28.14		$27.23	$24.35	$25.42
Total return (%)[5]	10.64	[6]	12.12	5.09	(6.10	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53	[8]	1.53	1.64	1.71	[8]
Expenses including reductions	1.32	[8]	1.32	1.42	1.63	[8]
Net investment loss	(0.02	) [8]	(0.06)	(0.07)	(0.32	) [8]
Portfolio turnover (%)	38		41	49 [9]	78	[10]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R3 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover does not reflect merger activity.
[10]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       24

Class R4 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$27.34		$24.41	$25.44	$27.07
Net investment income[3]	0.05		0.12	0.07	—	[4]
Net realized and unrealized gain (loss) on investments	2.95		2.95	1.16	(1.63)
Total from investment operations	3.00		3.07	1.23	(1.63)
Less distributions
From net investment income	(0.10)		(0.07)	(0.05)	—
From net realized gain	(2.02)		(0.07)	(2.21)	—
Total distributions	(2.12)		(0.14)	(2.26)	—
Net asset value, end of period	$28.22		$27.34	$24.41	$25.44
Total return (%)[5]	10.87	[6]	12.55	5.46	(6.02	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	$1	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35	[8]	1.27	1.39	1.46	[8]
Expenses including reductions	0.95	[8]	0.95	1.07	1.28	[8]
Net investment income	0.34	[8]	0.46	0.28	0.03	[8]
Portfolio turnover (%)	38		41	49 [9]	78	[10]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R4 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover does not reflect merger activity.
[10]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       25

Class R5 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$27.37		$24.43	$25.46	$27.07
Net investment income[3]	0.08		0.12	0.10	0.02
Net realized and unrealized gain (loss) on investments	2.95		2.99	1.16	(1.63)
Total from investment operations	3.03		3.11	1.26	(1.61)
Less distributions
From net investment income	(0.14)		(0.10)	(0.08)	—
From net realized gain	(2.02)		(0.07)	(2.21)	—
Total distributions	(2.16)		(0.17)	(2.29)	—
Net asset value, end of period	$28.24		$27.37	$24.43	$25.46
Total return (%)[4]	10.96	[5]	12.72	5.59	(5.95	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	[7]	1.02	1.14	1.21	[7]
Expenses including reductions	0.80	[7]	0.81	0.92	1.09	[7]
Net investment income	0.54	[7]	0.46	0.43	0.22	[7]
Portfolio turnover (%)	38		41	49 [8]	78	[9]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R5 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover does not reflect merger activity.
[9]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       26

Class R6 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$27.34		$24.40	$25.46	$27.07
Net investment income[3]	0.07		0.12	0.10	0.01
Net realized and unrealized gain (loss) on investments	2.95		2.99	1.14	(1.62)
Total from investment operations	3.02		3.11	1.24	(1.61)
Less distributions
From net investment income	(0.14)		(0.10)	(0.09)	—
From net realized gain	(2.02)		(0.07)	(2.21)	—
Total distributions	(2.16)		(0.17)	(2.30)	—
Net asset value, end of period	$28.20		$27.34	$24.40	$25.46
Total return (%)[4]	10.94	[5]	12.73	5.52	(5.95	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$2	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	[7]	1.02	1.14	1.21	[7]
Expenses including reductions	0.80	[7]	0.80	0.90	1.11	[7]
Net investment income	0.49	[7]	0.46	0.41	0.19	[7]
Portfolio turnover (%)	38		41	49 [8]	78	[9]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R6 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover does not reflect merger activity.
[9]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       27

Class 1 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$27.51		$24.56	$25.59	$30.84	$28.54	$22.72
Net investment income[2]	0.07		0.11	0.09	0.07	— [3]	0.11
Net realized and unrealized gain (loss) on investments	2.97		3.01	1.17	(0.67)	5.25	6.22
Total from investment operations	3.04		3.12	1.26	(0.60)	5.25	6.33
Less distributions
From net investment income	(0.13)		(0.10)	(0.08)	(0.03)	(0.06)	(0.12)
From net realized gain	(2.02)		(0.07)	(2.21)	(4.62)	(2.89)	(0.39)
Total distributions	(2.15)		(0.17)	(2.29)	(4.65)	(2.95)	(0.51)
Net asset value, end of period	$28.40		$27.51	$24.56	$25.59	$30.84	$28.54
Total return (%)[4]	10.91	[5]	12.71	5.56	(2.44)	18.66	28.31
Ratios and supplemental data
Net assets, end of period (in millions)	$56		$56	$55	$62	$75	$68
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	[6]	1.05	1.17	1.13	1.12	1.11
Expenses including reductions	0.84	[6]	0.84	0.95	1.05	1.03	1.02
Net investment income	0.45	[6]	0.43	0.40	0.25	— [7]	0.41
Portfolio turnover (%)	38		41	49 [8]	78	30	22

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
[8]	Portfolio turnover does not reflect merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       28

Class NAV Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$27.34		$24.41	$25.45	$30.70	$28.42	$22.63
Net investment income[2]	0.07		0.13	0.10	0.09	0.02	0.13
Net realized and unrealized gain (loss) on investments	2.96		2.98	1.16	(0.68)	5.23	6.18
Total from investment operations	3.03		3.11	1.26	(0.59)	5.25	6.31
Less distributions
From net investment income	(0.14)		(0.11)	(0.09)	(0.04)	(0.08)	(0.13)
From net realized gain	(2.02)		(0.07)	(2.21)	(4.62)	(2.89)	(0.39)
Total distributions	(2.16)		(0.18)	(2.30)	(4.66)	(2.97)	(0.52)
Net asset value, end of period	$28.21		$27.34	$24.41	$25.45	$30.70	$28.42
Total return (%)[3]	10.95	[4]	12.75	5.61	(2.39)	18.72	28.35
Ratios and supplemental data
Net assets, end of period (in millions)	$171		$149	$145	$153	$139	$113
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	[5]	1.00	1.12	1.08	1.07	1.06
Expenses including reductions	0.79	[5]	0.79	0.90	1.00	0.98	0.97
Net investment income	0.50	[5]	0.47	0.44	0.31	0.05	0.49
Portfolio turnover (%)	38		41	49 [6]	78	30	22

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover does not reflect merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       29

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock New Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The funds may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans and certain 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       30

securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$83,891,567	$83,890,767	—	$800
Consumer staples	11,417,394	11,417,394	—	—
Energy	41,472,264	41,472,264	—	—
Financials	119,560,477	119,551,730	$8,746	1
Health care	64,988,493	64,986,441	—	2,052
Industrials	116,808,062	116,808,062	—	—
Information technology	82,947,281	82,929,106	18,175	—
Materials	31,691,639	31,691,639	—	—
Real estate	7,486,716	7,486,716	—	—
Telecommunication services	1,520,389	1,520,389	—	—
Utilities	1,997,007	1,997,007	—	—
Securities lending collateral	31,945,458	31,945,458	—	—
Short-term investments	8,997,593	8,997,593	—	—
Total investments in securities	$604,724,340	$604,694,566	$26,921	$2,853

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       31

collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fundcould experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement(s) of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2018, the fund loaned stocks valued at $30,688,494 and received $31,959,341 of cash collateral.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018, were $1,690.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       32

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.900% of the first $2 billion of the fund's aggregate daily net assets; and (b) 0.850% of the fund's aggregate daily net assets in excess of $2 billion. Aggregate net assets include the net assets of the fund and Small Cap Opportunities Trust, a series of John Hancock Variable Insurance Trust. The Advisor has subadvisory agreements with Brandywine Global Investment Management, LLC; Dimensional Fund Advisors LP; and GW&K Investment Management, LLC. Prior to December 26, 2017, Invesco Advisers, Inc. also served as a subadvisor to the fund. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average net assets of the fund. For the purpose of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees and short dividend expense. This agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive fees and/or reimburse operating expenses for certain share classes of the fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.21%, 1.91% and 0.90% of average net assets for Class A, Class C and Class I shares, respectively. These expense limitations expire on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fee so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       33

expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to reduce its management fees for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) management fees, (f) class specific fees, (g) acquired fund fees, and (h) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver is the amount that the subadvisory fee is reduced by Brandywine Global Investment Management, LLC. This voluntary expense reimbursement may terminate at anytime.

For the six months ended February 28, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$317,879	Class R4	$375
Class C	21,159	Class R5	85
Class I	12,085	Class R6	1,678
Class R1	455	Class 1	59,264
Class R2	91	Class NAV	172,735
Class R3	96	Total	$585,902

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended February 28, 2018 were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%
Class R2	0.25%	0.25%	Class 1	0.05%	—

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $178 for Class R4 shares for the six months ended February 28, 2018. In addition, the Advisor has voluntarily agreed to waive service fees for Class R4 shares during the six months ended February 28, 2018.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       34

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $40,983 for the six months ended February 28, 2018. Of this amount, $6,336 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $25,682 was paid as sales commissions to broker-dealers and $8,965 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018, CDSCs received by the Distributor amounted to $379 and $176 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$470,642	$167,652
Class C	104,371	11,153
Class I	—	6,476
Class R1	1,484	27
Class R2	113	6
Class R3	250	6
Class R4	611	23
Class R5	—	5
Class R6	—	103
Class 1	14,611	—
Total	$592,082	$185,451

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$2,759,359	3	1.480%	$340

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       35

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	136,404	$3,978,546	252,506	$6,733,373
Distributions reinvested	694,850	19,907,455	35,781	967,153
Repurchased	(707,006)	(20,544,832)	(1,660,048)	(44,120,215)
Net increase (decrease)	124,248	$3,341,169	(1,371,761)	($36,419,689)
Class C shares
Sold	10,007	$286,503	35,138	$927,326
Distributions reinvested	44,937	1,264,992	1,866	49,921
Repurchased	(63,858)	(1,825,078)	(162,816)	(4,281,420)
Net decrease	(8,914)	($273,583)	(125,812)	($3,304,173)
Class I shares
Sold	66,287	$1,936,549	214,796	$5,872,374
Distributions reinvested	28,959	829,956	2,124	57,409
Repurchased	(80,613)	(2,332,035)	(193,532)	(5,166,367)
Net increase	14,633	$434,470	23,388	$763,416
Class R1 shares
Sold	13,388	$367,172	187	$5,051
Distributions reinvested	883	25,267	—	—
Repurchased	(3,235)	(93,897)	(8)	(228)
Net increase	11,036	$298,542	179	$4,823
Class R2 shares
Sold	497	$14,636	—	—
Distributions reinvested	36	1,030	12	327
Repurchased	(2,034)	(61,129)	(2,688)	(72,719)
Net decrease	(1,501)	($45,463)	(2,676)	($72,392)
Class R3 shares
Sold	6	$153	117	$3,146
Distributions reinvested	34	982	1	26
Repurchased	(2,029)	(60,810)	—	—
Net increase (decrease)	(1,989)	($59,675)	118	$3,172
Class R4 shares
Sold	317	$9,262	16,481	$463,162
Distributions reinvested	861	24,685	—	—
Repurchased	(21,228)	(627,437)	(136)	(3,681)
Net increase (decrease)	(20,050)	($593,490)	16,345	$459,481
Class R5 shares
Repurchased	(2,039)	(60,783)	—	—
Net increase (decrease)	(2,039)	($60,783)	—	—

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       36

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,494	$44,260	645	$16,551
Distributions reinvested	4,075	116,761	422	11,390
Repurchased	(3,741)	(111,839)	(13,771)	(373,162)
Net increase (decrease)	1,828	$49,182	(12,704)	($345,221)
Class 1 shares
Sold	70,576	$2,074,760	304,710	$8,278,683
Distributions reinvested	144,491	4,168,567	14,277	388,196
Repurchased	(285,723)	(8,385,087)	(528,825)	(14,219,204)
Net decrease	(70,656)	($2,141,760)	(209,838)	($5,552,325)
Class NAV shares
Sold	668,375	$19,700,904	784,891	$21,017,444
Distributions reinvested	432,658	12,395,637	32,381	874,926
Repurchased	(477,491)	(14,234,000)	(1,326,618)	(34,538,534)
Net increase (decrease)	623,542	$17,862,541	(509,346)	($12,646,164)
Total net increase (decrease)	670,138	$18,811,150	(2,192,107)	($57,109,072)

There were no share transactions for the year ended August 31,2017 for Class R5 shares.

Affiliates of the fund owned shares of the following classes on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Class	% by Class	Class	% by Class
Class R1	11%	Class R5	100%
Class R2	76%	Class 1	100%
Class R3	76%	Class NAV	100%

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $216,345,149 and $234,780,101, respectively, for the six months ended February 28, 2018.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2018, funds within the John Hancock group of funds complex held 29.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	14.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	8.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	6.5%

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       37

Note 8 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2018, the fund engaged in purchases amounting to $1,571,111.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       38

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

Brandywine Global Investment Management, LLC
Dimensional Fund Advisors LP
GW & K Investment Management, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       39

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437333	452SA 2/18 4/18

John Hancock

Redwood Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Markets around the world experienced a meaningful rise in volatility in the last few weeks of the reporting period. Stocks declined as investors reacted to higher bond yields and the prospect of rising inflation, even if that inflation was rising from historically low levels. While some in the asset management community believe the sell-off will be temporary, it's likely that the era of extremely low volatility is behind us for the time being.

Ultimately, the asset prices are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report as 2017 came to a close. Unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. One moderating factor was the U.S. Federal Reserve's steady tightening of monetary policy. While higher interest rates alone may not cause the economy to pull back, markets will be closely attuned to any sign of policymakers quickening the pace of interest-rate increases in the year ahead.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies investing in any market cycle.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Redwood Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
18	Financial statements
21	Financial highlights
26	Notes to financial statements
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The ICE Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index tracks the performance of three month U.S. treasury bills.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks and is included as a broad measure of market performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Corporate earnings and economic growth lifted U.S. equities

U.S. stocks rebounded from a late-period correction to finish with solid gains, spurred higher by improving corporate earnings, steady economic expansion, and tax reform.

Limited equity exposure weighed on performance

The fund outperformed its primary benchmark, the ICE Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index, but trailed the S&P 500 Index due to below-normal volatility for most of the period and its limited equity exposure.

A late spike in volatility proved beneficial

The spike in index volatility late in the period, sparked by higher interest rates and the threat of higher inflation, provided opportunities for the fund's buy/write strategy to capture higher yields.

PORTFOLIO COMPOSITION AS OF 2/28/18 (%)

A note about risks

While the fund seeks to limit losses through options and other strategies, it may still lose money. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments in initial public offerings are often volatile. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Investing in an exchange-traded fund generally reflects the risks of investing in the underlying securities it is designed to track. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       3

Discussion of fund performance

An interview with Portfolio Manager Todd G. Hawthorne, Boston Partners

Todd G. Hawthorne
Portfolio Manager
Boston Partners

What factors most influenced the U.S. economy and equity markets during the six months ended February 28, 2018?

U.S. equity markets endured their first correction in two years late in the period, spooked by the risk of higher inflation and an accelerating pace of interest-rate increases. But as has been the case for much of the recent bull market, stocks quickly rebounded to finish the reporting period with solid gains, although off all-time highs. The S&P 500 Index gained 10.84%, led by continued momentum in information technology and strength in financials.

Catalysts driving stocks higher included passage of corporate tax reform as well as sustained strength in corporate earnings and economic growth. Hiring remained solid and the unemployment rate trended lower to 4.1%, with wages growing at the fastest pace since 2009 and a trigger for inflation concerns that sparked the stock sell-off. GDP grew 3.2% in the third quarter and 2.9% in the fourth quarter as economic expansion maintained its steady trajectory. The U.S. Federal Reserve (Fed) raised short-term interest rates in December and, in his first public comments as new Fed chairman, Jerome Powell suggested that the pace of rate tightening could increase in 2018. The yield curve steepened as 10-year U.S. Treasury yields spiked from 2.12% at the start of the period to 2.87% at the end of the period. Crude oil prices rose considerably, leading a rebound in energy stocks.

The equity sell-off was accompanied by a sharp pickup in volatility to the highest levels since 2015. The Cboe Volatility Index (VIX), spent most of the period in a steady range before spiking in late January and early February. Volatility remained elevated for the remainder of the period, allowing us to increase the overall volatility yield of the portfolio. Additionally, with the Fed continuing to raise rates and a potential trade war emerging from the Trump administration's announcement of tariffs on steel and aluminum, we anticipate a return to a more normal volatility regime, which should aid prospects for fund performance.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       4

"... we anticipate a return to a more normal volatility regime, which should aid prospects for fund performance."

How did the volatility environment impact fund performance compare to the overall stock market and its benchmark, the ICE Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index?

The fund's strategy seeks to generate performance by taking advantage of normal to above-average levels of volatility to capture higher yields from our buy/write strategy. A buy/write strategy involves buying long positions and selling covered calls in the same security. Volatility (as measured by the VIX) was range bound at below normal levels for most of the reporting period before spiking in the final month. The fund did capture enough yield for Class A shares (excluding sales charges) to outperform the benchmark; however, a lack of sustained, normal levels of volatility, as well as the fund's limited exposure to equity market risk, caused it to lag the broader-based S&P 500 Index.

What were some of the positive drivers of performance?

Several profitable buy/write positions in cyclical sectors were the leading contributors to performance. Global bank Citigroup, Inc. was a leading position, driven by a steady pace of interest-rate increases and corporate tax cuts for U.S. companies. Buy/write positions in oil and gas exploration and production companies Diamondback Energy, Inc. and Parsley Energy, Inc. benefited from rebounding crude oil prices and increased production in the shale markets they target. Performance was also driven by a buy/write position in personal technology maker Apple,

SECTOR COMPOSITION AS OF 2/28/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       5

"... we are confident in our ability to reset the portfolio at higher yields while continuing to offer significant downside protection in the event of an equity pullback."
Inc. which delivered solid results as its saw improvements in sales of its core iPhone franchise as well as the Apple watch.

What were the main detractors for performance for the period?

An unprofitable buy/write position in specialty pharmaceutical maker Allergan PLC was the most significant detractor from performance due to competitive threats to two of its primary treatments: Botox for cosmetic improvements and Restasis for dry-eye. Allergan as well as several other buy/write positions in pharmaceuticals, including Johnson & Johnson and Merck & Company, have also been hurt by negative sentiment toward the industry. A buy/write position in apparel maker H anesbrands Inc. detracted from results, hurt by general weakness in broad-line retailers that caused it to lower earnings guidance. A buy/write position in Mattel, Inc., a position unwound during the reporting period, also negatively impacted results after the toy maker lost a major contract for Disney-branded merchandise to a competitor.

What noteworthy changes did you make to the portfolio during the period?

The fund seeks to provide advanced risk-adjusted returns by using an in-the-money, equity buy/write strategy. In pursuit of this goal, we added new positions in Everest Re Group, Ltd. and

TOP 10 HOLDINGS AS OF 2/28/18 (%)

Citigroup, Inc.	9.7
Diamondback Energy, Inc.	5.4
Delta Air Lines, Inc.	4.3
Parsley Energy, Inc., Class A	4.1
Apple, Inc.	3.9
Legg Mason, Inc.	3.5
HCA Healthcare, Inc.	3.2
Bank of America Corp.	3.1
Best Buy Company, Inc.	2.8
Time Warner, Inc.	2.8
TOTAL	42.8
As a percentage of total investments.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       6

KeyCorp in the financials sector, which saw the biggest increase in exposure. We also added HP, Inc. and NetApp, Inc. in the information technology sector. Meanwhile, we exited a position in Constellation Brands, Inc. in the consumer staples sector.

What is your outlook for volatility in the year ahead?

The rise in the VIX during the period from the doldrums of the last two years is an encouraging sign that a normalized volatility regime most conducive to the fund's yield harvesting strategy may become a reality in the short to medium term. The likelihood of a faster pace of interest-rate increases by new leadership at the Fed as well as the trade impacts of new U.S. tariffs should be supportive of higher volatility levels.

While volatility measured by the VIX has only recently increased, single stock volatility has been elevated relative to the overall market for a longer period, allowing the strategy to generate high single-digit gross yields. In such an improving regime, we are confident in our ability to reset the portfolio at higher yields while continuing to offer significant downside protection in the event of an equity pullback.

MANAGED BY

Todd G. Hawthorne On the fund since inception Investing since 1997

The views expressed in this report are exclusively those of Todd G. Hawthorne, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an indirect, wholly owned subsidiary of Orix Corporation of Japan.
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A2	-1.11	1.42	2.90	-3.56	7.31	20.15
Class C2	2.47	2.01	3.36	0.16	10.44	23.65
Class I2,3	4.44	2.73	3.93	1.60	14.42	28.11
Class R6[2,3]	4.61	2.87	4.05	1.68	15.21	28.99
Class NAV[3]	4.61	2.87	4.05	1.68	15.21	28.99
Index 1†	0.99	0.31	0.26	0.58	1.57	1.68
Index 2†	17.10	14.73	16.75	10.84	98.81	170.24

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charges (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross/Net (%)	1.69	2.39	1.38	1.29	1.27

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the ICE Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Redwood Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	9-29-11	12,365	12,365	27,024	10,168
Class I2,3	9-29-11	12,811	12,811	27,024	10,168
Class R6[2,3]	9-29-11	12,899	12,899	27,024	10,168
Class NAV[3]	9-29-11	12,899	12,899	27,024	10,168

The ICE Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index tracks the performance of three month U.S. treasury bills.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks and is included as a broad measure of market performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 9-29-11.
2	Class A, Class I, and Class R6 shares were first offered on 12-30-13; Class C shares were first offered on 6-27-14. The returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,015.20	$8.99	1.80%
	Hypothetical example for comparison purposes	1,000.00	1,015.90	9.00	1.80%
Class C	Actual expenses/actual returns	1,000.00	1,011.60	12.47	2.50%
	Hypothetical example for comparison purposes	1,000.00	1,012.40	12.47	2.50%
Class I	Actual expenses/actual returns	1,000.00	1,016.00	7.50	1.50%
	Hypothetical example for comparison purposes	1,000.00	1,017.40	7.50	1.50%
Class R6	Actual expenses/actual returns	1,000.00	1,016.80	7.00	1.40%
	Hypothetical example for comparison purposes	1,000.00	1,017.90	7.00	1.40%
Class NAV	Actual expenses/actual returns	1,000.00	1,016.80	6.95	1.39%
	Hypothetical example for comparison purposes	1,000.00	1,017.90	6.95	1.39%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       11

Fund’s investments
AS OF 2-28-18 (unaudited)
	Shares	Value
Common stocks 112.5%		$107,875,073
(Cost $91,750,449)
Consumer discretionary 27.4%		26,252,622
Auto components 3.4%
BorgWarner, Inc. (A)	66,500	3,263,820
Hotels, restaurants and leisure 1.5%
Las Vegas Sands Corp. (A)	19,800	1,441,638
Internet and direct marketing retail 1.5%
Booking Holdings, Inc. (A)(B)	700	1,423,828
Media 12.1%
CBS Corp., Class B (A)	25,400	1,345,438
Comcast Corp., Class A (A)	75,800	2,744,718
Liberty Global PLC, Series C (A)(B)	59,800	1,795,794
Time Warner, Inc. (A)	35,500	3,300,080
Twenty-First Century Fox, Inc., Class A (A)	65,300	2,404,346
Multiline retail 1.1%
Macy's, Inc. (A)	34,800	1,023,468
Specialty retail 5.9%
Best Buy Company, Inc. (A)	45,800	3,317,752
Lowe's Companies, Inc. (A)	26,000	2,329,340
Textiles, apparel and luxury goods 1.9%
Hanesbrands, Inc. (A)	96,000	1,862,400
Consumer staples 6.6%		6,298,588
Food and staples retailing 6.6%
The Kroger Company (A)	115,400	3,129,648
Walgreens Boots Alliance, Inc. (A)	46,000	3,168,940
Energy 11.7%		11,260,080
Oil, gas and consumable fuels 11.7%
Diamondback Energy, Inc. (A)(B)	51,500	6,418,960
Parsley Energy, Inc., Class A (A)(B)	191,500	4,841,120
Financials 35.2%		33,712,963
Banks 21.5%
Bank of America Corp. (A)	114,000	3,659,400
Citigroup, Inc. (A)	154,100	11,633,009
KeyCorp (A)	115,300	2,436,289
Wells Fargo & Company (A)	49,400	2,885,454
Capital markets 7.0%
Legg Mason, Inc. (A)	104,000	4,150,640
The Goldman Sachs Group, Inc. (A)	9,900	2,603,007
Consumer finance 3.3%
American Express Company (A)	18,600	1,813,686
12	JOHN HANCOCK REDWOOD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp. (A)	13,400	$1,312,262
Insurance 3.4%
Everest Re Group, Ltd. (A)	13,400	3,219,216
Health care 9.2%		8,832,801
Biotechnology 1.2%
Gilead Sciences, Inc. (A)	15,000	1,180,950
Health care providers and services 4.0%
HCA Healthcare, Inc. (A)	38,500	3,821,125
Pharmaceuticals 4.0%
Allergan PLC	7,800	1,202,916
Johnson & Johnson (A)	7,500	974,100
Merck & Company, Inc. (A)	30,500	1,653,710
Industrials 6.9%		6,645,775
Airlines 6.9%
Delta Air Lines, Inc. (A)	95,000	5,120,500
United Continental Holdings, Inc. (A)(B)	22,500	1,525,275
Information technology 15.5%		14,872,244
Internet software and services 2.4%
Alphabet, Inc., Class A (A)(B)	2,100	2,318,232
Semiconductors and semiconductor equipment 1.3%
Cypress Semiconductor Corp. (A)	74,200	1,296,274
Software 2.6%
Nuance Communications, Inc. (A)(B)	154,300	2,478,058
Technology hardware, storage and peripherals 9.2%
Apple, Inc. (A)	26,000	4,631,120
HP, Inc. (A)	50,000	1,169,500
NetApp, Inc. (A)	49,200	2,979,060

	Yield (%)	Shares	Value
Short-term investments 12.0%			$11,504,363
(Cost $11,504,363)
Money market funds 12.0%			11,504,363
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.3018(C)	11,504,363	11,504,363

Total investments (Cost $103,254,812) 124.5%	$119,379,436
Other assets and liabilities, net (24.5%)	(23,465,619)
Total net assets 100.0%	$95,913,817

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REDWOOD FUND	13

Security Abbreviations and Legend
(A)	A portion of this security is segregated as collateral for options. Total collateral value at 2-28-18 was $104,064,799.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 2-28-18.
14	JOHN HANCOCK REDWOOD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Alphabet, Inc.	USD	880.00	Apr 2018	21	2,100	$207,852	$(483,630)
Exchange-traded	American Express Company	USD	77.50	Jan 2019	186	18,600	330,507	(436,635)
Exchange-traded	Apple, Inc.	USD	135.00	Sep 2018	200	20,000	558,579	(906,000)
Exchange-traded	Apple, Inc.	USD	140.00	Jan 2019	60	6,000	185,033	(261,900)
Exchange-traded	Bank of America Corp.	USD	22.00	Jan 2019	370	37,000	219,138	(394,975)
Exchange-traded	Bank of America Corp.	USD	25.00	Jan 2019	770	77,000	544,647	(623,700)
Exchange-traded	Best Buy Company, Inc.	USD	45.00	Jun 2018	458	45,800	613,229	(1,280,110)
Exchange-traded	BorgWarner, Inc.	USD	45.00	Apr 2018	665	66,500	566,539	(335,825)
Exchange-traded	Capital One Financial Corp.	USD	70.00	Mar 2018	1	100	1,172	(2,848)
Exchange-traded	Capital One Financial Corp.	USD	72.50	Jan 2019	133	13,300	249,630	(379,050)
Exchange-traded	CBS Corp.	USD	50.00	Jun 2018	254	25,400	199,121	(129,540)
Exchange-traded	Citigroup, Inc.	USD	65.00	Sep 2018	1,541	154,100	1,936,903	(1,937,801)
Exchange-traded	Comcast Corp.	USD	32.50	Oct 2018	391	39,100	227,542	(212,118)
Exchange-traded	Comcast Corp.	USD	33.75	Jan 2019	367	36,700	288,808	(186,253)
Exchange-traded	Cypress Semiconductor Corp.	USD	12.00	Mar 2018	742	74,200	272,277	(408,100)
Exchange-traded	Delta Air Lines, Inc.	USD	45.00	Jan 2019	550	55,000	694,061	(639,375)
Exchange-traded	Delta Air Lines, Inc.	USD	47.00	Jan 2019	400	40,000	589,014	(408,000)
Exchange-traded	Diamondback Energy, Inc.	USD	90.00	Jun 2018	515	51,500	1,135,012	(1,866,875)
Exchange-traded	Everest Re Group, Ltd.	USD	190.00	Apr 2018	70	7,000	240,512	(354,200)
Exchange-traded	Everest Re Group, Ltd.	USD	200.00	Jul 2018	64	6,400	230,200	(272,640)
Exchange-traded	Gilead Sciences, Inc.	USD	70.00	Jan 2019	150	15,000	217,789	(187,875)
Exchange-traded	Hanesbrands, Inc.	USD	21.00	Apr 2018	960	96,000	381,071	(26,400)
Exchange-traded	HCA Healthcare, Inc.	USD	80.00	Sep 2018	161	16,100	271,594	(355,810)
Exchange-traded	HCA Healthcare, Inc.	USD	80.00	Jan 2019	224	22,400	514,508	(536,480)
Exchange-traded	HP, Inc.	USD	20.00	May 2018	500	50,000	107,877	(182,500)
Exchange-traded	Johnson & Johnson	USD	130.00	Sep 2018	75	7,500	94,645	(52,875)
Exchange-traded	KeyCorp	USD	15.00	Jun 2018	553	55,300	201,817	(344,243)
Exchange-traded	KeyCorp	USD	17.00	Jan 2019	600	60,000	268,169	(298,500)
Exchange-traded	Las Vegas Sands Corp.	USD	62.50	Jun 2018	198	19,800	204,521	(222,255)
Exchange-traded	Legg Mason, Inc.	USD	33.00	May 2018	1,040	104,000	683,221	(764,400)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REDWOOD FUND	15

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	Liberty Global PLC	USD	30.00	Jul 2018	598	59,800	$353,983	$(161,460)
Exchange-traded	Lowe's Companies, Inc.	USD	70.00	Apr 2018	127	12,700	70,595	(254,953)
Exchange-traded	Lowe's Companies, Inc.	USD	75.00	Oct 2018	133	13,300	232,341	(232,341)
Exchange-traded	Macy's, Inc.	USD	22.00	Aug 2018	348	34,800	244,138	(276,660)
Exchange-traded	Merck & Company, Inc.	USD	57.50	Sep 2018	305	30,500	171,393	(51,393)
Exchange-traded	NetApp, Inc.	USD	45.00	Sep 2018	274	27,400	301,931	(472,650)
Exchange-traded	NetApp, Inc.	USD	50.00	Jan 2019	218	21,800	207,522	(298,115)
Exchange-traded	Nuance Communications, Inc.	USD	15.00	Jul 2018	1,543	154,300	427,337	(312,458)
Exchange-traded	Parsley Energy, Inc.	USD	22.50	Mar 2018	280	28,000	166,584	(81,200)
Exchange-traded	Parsley Energy, Inc.	USD	20.00	Mar 2018	650	65,000	423,763	(347,750)
Exchange-traded	Parsley Energy, Inc.	USD	22.50	Jun 2018	365	36,500	214,787	(140,525)
Exchange-traded	Parsley Energy, Inc.	USD	20.00	Jan 2019	620	62,000	367,006	(437,100)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	220.00	Jan 2019	94	9,400	428,899	(521,935)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	210.00	Jan 2019	5	500	25,734	(31,788)
Exchange-traded	The Kroger Company	USD	22.00	Jul 2018	563	56,300	291,041	(329,355)
Exchange-traded	The Kroger Company	USD	24.00	Jul 2018	338	33,800	195,007	(144,495)
Exchange-traded	The Kroger Company	USD	22.50	Jan 2019	253	25,300	196,567	(158,758)
Exchange-traded	The Priceline Group, Inc.	USD	1,470.00	Sep 2018	7	700	235,565	(421,610)
Exchange-traded	Time Warner, Inc.	USD	85.00	Aug 2018	355	35,500	385,861	(379,850)
Exchange-traded	Twenty-First Century Fox, Inc.	USD	30.00	Jun 2018	359	35,900	171,224	(258,480)
Exchange-traded	Twenty-First Century Fox, Inc.	USD	32.00	Jul 2018	294	29,400	119,643	(167,580)
Exchange-traded	United Continental Holdings, Inc.	USD	55.00	Sep 2018	225	22,500	394,182	(352,688)
Exchange-traded	Walgreens Boots Alliance, Inc.	USD	70.00	Apr 2018	188	18,800	94,366	(41,266)
Exchange-traded	Walgreens Boots Alliance, Inc.	USD	65.00	Jan 2019	272	27,200	289,934	(237,320)
Exchange-traded	Wells Fargo & Company	USD	50.00	Sep 2018	177	17,700	128,669	(175,673)
Exchange-traded	Wells Fargo & Company	USD	55.00	Sep 2018	160	16,000	145,910	(96,800)
Exchange-traded	Wells Fargo & Company	USD	55.00	Jan 2019	157	15,700	159,659	(109,508)
							$18,678,629	$(20,984,624)
16	JOHN HANCOCK REDWOOD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Exchange-traded	Alphabet, Inc.	USD	1,050.00	Apr 2018	20	2,000	$24,399	$(35,600)
Exchange-traded	Alphabet, Inc.	USD	1,000.00	Sep 2018	20	2,000	60,138	(69,600)
Exchange-traded	Verizon Communications, Inc.	USD	47.00	Jan 2019	450	45,000	88,631	(174,375)
							$173,168	$(279,575)
							$18,851,797	$(21,264,199)

Derivatives Currency Abbreviations
USD	U.S. Dollar
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $89,130,548. Net unrealized appreciation aggregated to $8,984,689, of which $14,503,517 related to gross unrealized appreciation and $5,518,828 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REDWOOD FUND	17

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Investments, at value (Cost $103,254,812)	$119,379,436
Cash	69,518
Receivable for investments sold	232,341
Receivable for fund shares sold	12,420
Dividends and interest receivable	166,176
Receivable due from advisor	175
Other receivables and prepaid expenses	28,695
Total assets	119,888,761
Liabilities
Written options, at value (premium received $18,851,797)	21,264,199
Payable for investments purchased	2,639,263
Payable for fund shares repurchased	7,417
Payable to affiliates
Accounting and legal services fees	5,460
Transfer agent fees	424
Trustees' fees	546
Other liabilities and accrued expenses	57,635
Total liabilities	23,974,944
Net assets	$95,913,817
Net assets consist of
Paid-in capital	$92,782,105
Undistributed net investment income	65,871
Accumulated net realized gain (loss) on investments and options written	(10,646,381)
Net unrealized appreciation (depreciation) on investments and options written	13,712,222
Net assets	$95,913,817

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($310,256 ÷ 29,049 shares)[1]	$10.68
Class C ($84,438 ÷ 8,099 shares)[1]	$10.43
Class I ($3,231,845 ÷ 298,553 shares)	$10.83
Class R6 ($12,406,407 ÷ 1,138,234 shares)	$10.90
Class NAV ($79,880,871 ÷ 7,327,699 shares)	$10.90
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.24

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       18

STATEMENT OF OPERATIONS  For the six months ended 2-28-18 (unaudited)

Investment income
Dividends	$677,787
Interest	78,347
Less foreign taxes withheld	(1,175)
Total investment income	754,959
Expenses
Investment management fees	590,025
Distribution and service fees	1,174
Accounting and legal services fees	8,193
Transfer agent fees	3,362
Trustees' fees	464
State registration fees	30,430
Printing and postage	13,629
Professional fees	35,068
Custodian fees	6,981
Other	7,245
Total expenses	696,571
Less expense reductions	(7,483)
Net expenses	689,088
Net investment income	65,871
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	3,197,184
Written options	(4,728,909)
(1,531,725)
Change in net unrealized appreciation (depreciation) of
Investments	4,131,317
Written options	(980,666)
3,150,651
Net realized and unrealized gain	1,618,926
Increase in net assets from operations	$1,684,797

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$65,871	($549,083)
Net realized gain (loss)	(1,531,725)	17,271,598
Change in net unrealized appreciation (depreciation)	3,150,651	(5,389,665)
Increase in net assets resulting from operations	1,684,797	11,332,850
Distributions to shareholders
From fund share transactions	(6,096,602)	(383,449,717)
Total decrease	(4,411,805)	(372,116,867)
Net assets
Beginning of period	100,325,622	472,442,489
End of period	$95,913,817	$100,325,622
Undistributed net investment income	$65,871	—

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       20

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.52		$10.07	$10.73	$11.52	$11.28
Net investment loss[3]	(0.02)		(0.05)	(0.05)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	0.18		0.50	0.20	(0.17)	0.32
Total from investment operations	0.16		0.45	0.15	(0.25)	0.24
Less distributions
From net investment income	—		—	—	—	—
From net realized gain	—		—	(0.81)	(0.54)	—
Total distributions	—		—	(0.81)	(0.54)	—
Net asset value, end of period	$10.68		$10.52	$10.07	$10.73	$11.52
Total return (%)[4,5]	1.52	[6]	4.47	1.50	(2.24)	2.13	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	$1	— [7]	$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.81	[8]	1.76	1.60	3.12	6.19	[8]
Expenses including reductions	1.80	[8]	1.76	1.59	1.70	1.62	[8]
Net investment loss	(0.36	) [8]	(0.45)	(0.45)	(0.74)	(1.07	) [8]
Portfolio turnover (%)	39		124	82	89	86	[9]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class A shares is 12-30-13.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       21

Class C Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.31		$9.93	$10.67	$11.53	$11.46
Net investment loss[3]	(0.05)		(0.12)	(0.12)	(0.16)	(0.04)
Net realized and unrealized gain (loss) on investments	0.17		0.50	0.19	(0.16)	0.11
Total from investment operations	0.12		0.38	0.07	(0.32)	0.07
Less distributions
From net realized gain	—		—	(0.81)	(0.54)	—
Total distributions	—		—	(0.81)	(0.54)	—
Net asset value, end of period	$10.43		$10.31	$9.93	$10.67	$11.53
Total return (%)[4,5]	1.16	[6]	3.83	0.72	(2.86)	0.61	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	— [7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.51	[8]	2.44	2.30	8.25	19.72	[8]
Expenses including reductions	2.50	[8]	2.44	2.29	2.40	2.40	[8]
Net investment loss	(0.98	) [8]	(1.23)	(1.16)	(1.46)	(1.91	) [8]
Portfolio turnover (%)	39		124	82	89	86	[9]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class C shares is 6-27-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       22

Class I Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.65		$10.16	$10.79	$11.54	$11.28
Net investment income (loss)[3]	—	[4]	(0.03)	(0.02)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	0.18		0.52	0.20	(0.17)	0.32
Total from investment operations	0.18		0.49	0.18	(0.21)	0.26
Less distributions
From net realized gain	—		—	(0.81)	(0.54)	—
Total distributions	—		—	(0.81)	(0.54)	—
Net asset value, end of period	$10.83		$10.65	$10.16	$10.79	$11.54
Total return (%)[5]	1.60	[6]	4.82	1.79	(1.87)	2.30	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$5	$14	$29	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.52	[8]	1.40	1.28	1.33	5.87	[8]
Expenses including reductions	1.50	[8]	1.39	1.27	1.32	1.30	[8]
Net investment income (loss)	—	[8,9]	(0.28)	(0.15)	(0.38)	(0.75	) [8]
Portfolio turnover (%)	39		124	82	89	86	[10]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class I shares is 12-30-13.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Less than 0.005%.
[10]	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       23

Class R6 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.72		$10.21	$10.83	$11.55	$11.28
Net investment income (loss)[3]	0.01		(0.01)	— [4]	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	0.17		0.52	0.19	(0.16)	0.32
Total from investment operations	0.18		0.51	0.19	(0.18)	0.27
Less distributions
From net realized gain	—		—	(0.81)	(0.54)	—
Total distributions	—		—	(0.81)	(0.54)	—
Net asset value, end of period	$10.90		$10.72	$10.21	$10.83	$11.55
Total return (%)[5]	1.68	[6]	5.00	1.88	(1.61)	2.39	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$12		$12	$11	$11	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42	[8]	1.34	1.19	1.28	5.78	[8]
Expenses including reductions	1.40	[8]	1.33	1.16	1.16	1.16	[8]
Net investment income (loss)	0.15	[8]	(0.11)	(0.03)	(0.20)	(0.60	) [8]
Portfolio turnover (%)	39		124	82	89	86	[9]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R6 shares is 12-30-13.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       24

Class NAV Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$10.72		$10.21	$10.83	$11.56	$11.17	$10.78
Net investment income (loss)[2]	0.01		(0.02)	— [3]	(0.02)	(0.07)	0.04
Net realized and unrealized gain (loss) on investments	0.17		0.53	0.19	(0.17)	0.67	0.58
Total from investment operations	0.18		0.51	0.19	(0.19)	0.60	0.62
Less distributions
From net investment income	—		—	—	—	—	(0.09)
From net realized gain	—		—	(0.81)	(0.54)	(0.21)	(0.14)
Total distributions	—		—	(0.81)	(0.54)	(0.21)	(0.23)
Net asset value, end of period	$10.90		$10.72	$10.21	$10.83	$11.56	$11.17
Total return (%)[4]	1.68	[5]	5.00	1.88	(1.69)	5.44	5.85
Ratios and supplemental data
Net assets, end of period (in millions)	$80		$83	$446	$513	$546	$458
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41	[6]	1.23	1.17	1.16	1.16	1.14
Expenses including reductions	1.39	[6]	1.22	1.16	1.16	1.15	1.14
Net investment income (loss)	0.14	[6]	(0.23)	(0.03)	(0.21)	(0.59)	0.34
Portfolio turnover (%)	39		124	82	89	86	74

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       25

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Redwood Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       26

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018 the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018 were $1,311.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2017, the fund has a long-term capital loss carryforward of $4,387,123 available to offset future net realized capital gains. This carryforward does not expire.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       27

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, net operating losses, wash sale loss deferrals, and corporate actions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are traded on an exchange. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended February 28, 2018, the fund wrote option contracts to gain exposure to certain securities markets, substitute for securities purchased, provide downside protection for the fund and generate premium income. The fund held written options with market values ranging from $18.6 million to $21.3 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Equity	Written options, at value	Written options	—	$21,264,199

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       28

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Written options
Equity	($4,728,909)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - change in unrealized appreciation (depreciation)
Risk	Written options
Equity	($980,666)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of the following: If the average daily net assets are less than $200 million, then the following fee schedule applies: a) 1.200% of the first $100 million of average daily net assets and b) 1.150% of the next $100 million of average daily net assets. If average daily net assets equal or exceed $200 million, then the following fee schedule applies: a) 1.100% of the first $500 million of average daily net assets and b) 1.050% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets of the fund. For purposes of this agreement, "expenses of the fund" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) management fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This agreement will continue in effect until terminated at any time by the advisor on notice to the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       29

The expense reductions described above amounted to the following for the six months ended February 28, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$30	Class R6	$933
Class C	7	Class NAV	6,211
Class I	302	Total	$7,483

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2018, were equivalent to a net annual effective rate of 1.18% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. For the six months ended February 28, 2018, no sale charges were assessed.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018 there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       30

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$637	$227
Class C	537	57
Class I	—	2,325
Class R6	—	753
Total	$1,174	$3,362

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,338	$25,036	40,878	$422,647
Repurchased	(26,371)	(280,632)	(16,808)	(173,198)
Net increase (decrease)	(24,033)	($255,596)	24,070	$249,449
Class C shares
Sold	—	—	1,625	$16,700
Repurchased	(4,070)	(42,319)	(1,081)	(10,884)
Net increase (decrease)	(4,070)	($42,319)	544	$5,816
Class I shares
Sold	10,738	$116,167	159,263	$1,642,064
Repurchased	(193,671)	(2,083,967)	(1,077,348)	(11,078,823)
Net decrease	(182,933)	($1,967,800)	(918,085)	($9,436,759)
Class R6 shares
Sold	38,574	$418,395	53,654	$566,148
Repurchased	(9,467)	(102,744)	(59,959)	(636,225)
Net increase (decrease)	29,107	$315,651	(6,305)	($70,077)
Class NAV shares
Sold	236,001	$2,541,553	204,632	$2,175,432
Repurchased	(617,646)	(6,688,091)	(36,201,375)	(376,373,578)
Net decrease	(381,645)	($4,146,538)	(35,996,743)	($374,198,146)
Total net decrease	(563,574)	($6,096,602)	(36,896,519)	($383,449,717)

Affiliates of the fund owned 59% and 100% of shares of Class C and Class NAV, respectively, on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $46,915,846 and $41,220,756, respectively, for the six months ended February 28, 2018.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       31

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2018, John Hancock Funds II Alternative Asset Allocation Fund owned 83.3% of the fund's assets.

Note 9 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       32

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Boston Partners Global Investors, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Redwood Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437335	423SA 2/18 4/18

John Hancock

Small Cap Value Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Markets around the world experienced a meaningful rise in volatility in the last few weeks of the reporting period. Stocks declined as investors reacted to higher bond yields and the prospect of rising inflation, even if that inflation was rising from historically low levels. While some in the asset management community believe the sell-off will be temporary, it's likely that the era of extremely low volatility is behind us for the time being.

Ultimately, the asset prices of stocks are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report as 2017 came to a close. Unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. One moderating factor was the U.S. Federal Reserve's steady tightening of monetary policy. While higher interest rates alone may not cause the economy to pull back, markets will be closely attuned to any sign of policymakers quickening the pace of interest-rate increases in the year ahead.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies investing in any market cycle.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Small Cap Value Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
24	Notes to financial statements
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

A robust rally for U.S. stocks

Positive news on the U.S. economy and corporate earnings, coupled with beneficial tax reform legislation, provided a strong boost to the U.S. equity market.

The fund generally outpaced its benchmark

Although small-cap value stocks in general trailed broader market returns, the fund's Class A shares (excluding sales charges) posted a solid gain and outperformed the Russell 2000 Value Index.

Interest-rate positioning added value

Underweight positions in the real estate and utilities sectors, which typically have greater sensitivity to interest-rate fluctuations, contributed to the fund's relative outperformance, as did security selection in the financials sector, which benefited from rising interest rates.

SECTOR COMPOSITION AS OF 2/28/18 (%)

A note about risks

The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Value stocks may not increase in price as anticipated or may decline further in value. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. The fund may invest in initial public offerings, which are frequently volatile in price. Owning an exchange-traded fund generally reflects the risks of owning the underlying securities it is designed to track. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Investing in real estate investment trusts subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Timothy J. McCormack, CFA, Wellington Management Company LLP

Timothy J. McCormack, CFA
Portfolio Manager
Wellington Management Company LLP

How did the U.S. equity market perform during the six months ended February 28, 2018?

It was a strong period for U.S. stocks, with the S&P 500 Index returning 10.84%. An improving U.S. economy, stronger-than-expected corporate earnings, and rising consumer and business confidence provided a favorable backdrop for equity market performance. Another supportive factor was federal tax reform legislation, which significantly lowered corporate tax rates and made it easier for U.S. companies to repatriate cash held outside of the country.

The market gave up some of its positive momentum toward the end of the period amid concerns about rising interest rates and signs of higher inflation. The market also experienced greater day-to-day swings after an extended period of low volatility.

In a growth-dominated and momentum-driven market environment, small-cap value stocks underperformed the broader equity market, as measured by the S&P 500 Index. The fund's benchmark, the Russell 2000 Value Index, returned 5.09% for the period.

How did the fund perform in this environment?

The fund's Class A shares (excluding sales charges) returned 5.47%, outpacing the return of its benchmark. Our investment approach emphasizes individual stock selection, and the fund's sector weightings are a by-product of this strategy. Our stock selection process resulted in underweight positions in the interest-rate-sensitive real estate and utilities sectors, which were additive to performance as these sectors meaningfully underperformed. An overweight position in the industrials sector, the fund's largest sector weighting during the period, also contributed to relative performance.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       4

"In a growth-dominated and momentum-driven market environment, small-cap value stocks underperformed the broader equity market ..."

Individual security selection detracted overall from relative results during the period, although it contributed positively in the financials, real estate, information technology, and healthcare sectors.

What fund holdings helped performance versus the benchmark?

Several of the fund's leading contributors came from the industrials sector, which represented more than a third of the portfolio on average during the period. One example was transportation and defense company Cubic Corp., which reported solid earnings during the period and continued to grow through acquisitions. Business management and advisory firm FTI Consulting, Inc. was another top contributor, benefiting from improved capital allocation and operational efficiencies that helped boost profitability. Thermon Group Holdings, Inc., a manufacturer of industrial heat tracing products and thermal solutions, rallied after the company announced a highly accretive acquisition that augmented its product portfolio, diversified revenue into additional end markets, and deployed excess capital.

Elsewhere in the portfolio, Haemonetics Corp., a leader in blood and plasma testing and diagnostics, was another strong contributor to both absolute and relative performance. The stock benefited from expanding profit margins and a new plasma collection platform, which is designed to increase the overall yield per donor. Haemonetics also raised its earnings projections for 2018.

TOP 10 HOLDINGS AS OF 2/28/18 (%)

Belden, Inc.	2.9
TriMas Corp.	2.5
Albany International Corp., Class A	2.3
FTI Consulting, Inc.	2.2
Cubic Corp.	2.2
Mueller Industries, Inc.	2.1
First Midwest Bancorp, Inc.	2.0
PotlatchDeltic Corp.	2.0
Corporate Office Properties Trust	2.0
Sensient Technologies Corp.	2.0
TOTAL	22.2
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       5

What holdings detracted the most from relative performance?

The fund's industrial holdings also featured several of its biggest detractors, including Mueller Industries, Inc., a manufacturer of brass and plastic pipe fittings, and Matthews International Corp., a memorialization products manufacturer. Both companies struggled with rising raw material costs, particularly higher steel and copper prices, and the impact of higher interest rates. In addition, factory modernization costs adversely affected earnings for Mueller Industries, while Matthews International faced softer demand in its North American business.

Other notable detractors in the portfolio included marine shipping services provider Scorpio Tankers, Inc. and information technology company Diebold Nixdorf, Inc. Higher-than-expected costs related to an acquisition put downward pressure on Scorpio Tankers' earnings during the period, even as the environment for product tankers showed signs of improvement. Diebold Nixdorf, a global provider of ATMs and point-of-sale systems, declined as delays in several large ATM deployments and associated software weighed on the company's earnings. We believe the disruption from last year's merger of Diebold and Wincor Nixdorf will be temporary. Over the long term, we believe the company should become a stronger global franchise and see significant operating margin improvements resulting from a better business mix of higher-profit service revenues.

Did you make any changes to the portfolio over the period?

The sharp rally in the U.S equity market led us to exit several fund holdings that reached our target price. Examples included animal health products maker Phibro Animal Health Corp., energy producer Diamondback Energy, Inc., and infusion therapy products maker ICU Medical, Inc.

COUNTRY COMPOSITION AS OF 2/28/18 (%)

United States	89.5
United Kingdom	4.5
India	1.9
Luxembourg	1.9
Ireland	1.3
Other countries	0.9
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       6

Noteworthy new additions to the fund included restaurant chain Dave & Buster's Entertainment, Inc., regional bank Union Bankshares Corp., medical staffing services provider AMN Healthcare Services, Inc., and consulting firm Navigant Consulting, Inc. We invested in Navigant at an attractive valuation after the shares had declined in 2017, as healthcare customer uncertainty, costs associated with integrating an international acquisition, and onboarding a large revenue cycle outsourcing contract led to weaker-than-expected revenues and earnings. We believe the company has a strong franchise and is well positioned to benefit from long-term demand in the healthcare and energy sectors.

How was the fund positioned at the end of the reporting period?

On a sector basis, the fund's largest overweight positions relative to its benchmark as of the end of the period included the industrials and materials sectors, while the most significant underweight positions included the financials and consumer discretionary sectors.

Throughout different market cycles, our focus continues to be on investing in higher-quality companies with durable business models, strong balance sheets, leading market positions, and seasoned management teams incented to create shareholder value. We believe that investing in companies with these attributes at a valuation discount provides downside protection and the opportunity for strong absolute returns over longer periods of time.

MANAGED BY

Timothy J. McCormack, CFA On the fund since inception Investing since 1991
Shaun F. Pedersen On the fund since inception Investing since 1991

The views expressed in this report are exclusively those of Timothy J. McCormack, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A2	-5.21	8.32	13.70	0.20	49.14	226.03
Class I2,3	0.11	9.72	14.50	5.66	59.02	247.76
Class R6[2,3]	0.16	9.83	14.56	5.71	59.85	249.58
Class NAV[3]	0.22	9.84	14.57	5.72	59.89	249.68
Index†	2.96	10.59	13.90	5.09	65.38	231.32

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross/Net (%)	1.60	1.29	1.20	1.18

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2,3	12-16-08	34,776	34,776	33,132
Class R6[2,3]	12-16-08	34,958	34,958	33,132
Class NAV[3]	12-16-08	34,968	34,968	33,132

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-16-08.
2	Class A, Class I, and Class R6 shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares that include any sales charges that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,054.70	$7.59	1.49%
	Hypothetical example for comparison purposes	1,000.00	1,017.40	7.45	1.49%
Class I	Actual expenses/actual returns	1,000.00	1,056.60	6.07	1.20%
	Hypothetical example for comparison purposes	1,000.00	1,018.90	5.96	1.20%
Class R6	Actual expenses/actual returns	1,000.00	1,057.10	5.66	1.10%
	Hypothetical example for comparison purposes	1,000.00	1,019.30	5.56	1.10%
Class NAV	Actual expenses/actual returns	1,000.00	1,057.20	5.56	1.09%
	Hypothetical example for comparison purposes	1,000.00	1,019.40	5.46	1.09%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       11

Fund’s investments
AS OF 2-28-18 (unaudited)
	Shares	Value
Common stocks 95.2%		$478,555,004
(Cost $400,515,568)
Consumer discretionary 3.3%		16,669,206
Hotels, restaurants and leisure 0.8%
Dave & Buster's Entertainment, Inc. (A)	86,350	3,865,890
Household durables 1.9%
Helen of Troy, Ltd. (A)	34,820	3,135,541
TRI Pointe Group, Inc. (A)	407,630	6,248,968
Multiline retail 0.2%
Fred's, Inc., Class A (B)	366,390	1,220,079
Specialty retail 0.4%
The Cato Corp., Class A	193,550	2,198,728
Consumer staples 4.0%		20,253,252
Beverages 1.3%
C&C Group PLC	1,858,653	6,546,639
Food and staples retailing 1.0%
Smart & Final Stores, Inc. (A)	684,630	4,929,336
Food products 1.7%
Cranswick PLC	170,118	7,118,225
Post Holdings, Inc. (A)	21,893	1,659,052
Energy 4.2%		21,058,681
Energy equipment and services 1.8%
Era Group, Inc. (A)	187,915	1,775,797
SEACOR Holdings, Inc. (A)	111,518	4,629,112
SEACOR Marine Holdings, Inc. (A)	160,908	2,722,563
Oil, gas and consumable fuels 2.4%
Dorian LPG, Ltd. (A)	364,183	2,665,820
Resolute Energy Corp. (A)(B)	154,450	5,019,625
RSP Permian, Inc. (A)	24,060	921,739
Scorpio Tankers, Inc.	1,445,230	3,324,025
Financials 20.9%		105,001,510
Banks 14.9%
1st Source Corp.	96,900	4,779,108
Banc of California, Inc.	296,132	5,907,833
FCB Financial Holdings, Inc., Class A (A)	89,120	4,781,288
First Busey Corp.	185,350	5,495,628
First Midwest Bancorp, Inc.	424,510	10,281,632
Flushing Financial Corp.	210,708	5,625,904
Great Western Bancorp, Inc.	227,120	9,286,937
Hancock Holding Company	43,147	2,230,700
International Bancshares Corp.	221,700	8,568,705
12	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
MB Financial, Inc.	231,820	$9,506,938
Union Bankshares Corp.	174,790	6,533,650
Webster Financial Corp.	34,456	1,880,608
Capital markets 0.9%
Ares Capital Corp.	50,820	802,448
Solar Capital, Ltd.	195,329	3,965,179
Insurance 3.1%
Alleghany Corp. (A)	3,730	2,260,940
Assured Guaranty, Ltd.	26,515	916,889
Kemper Corp.	153,321	8,647,304
Reinsurance Group of America, Inc.	11,550	1,776,275
White Mountains Insurance Group, Ltd.	2,365	1,908,200
Thrifts and mortgage finance 2.0%
Northwest Bancshares, Inc.	599,960	9,845,344
Health care 6.0%		29,886,217
Health care equipment and supplies 2.4%
Haemonetics Corp. (A)	92,550	6,561,795
Natus Medical, Inc. (A)	88,899	2,769,204
STERIS PLC	29,830	2,723,479
Health care providers and services 1.7%
AMN Healthcare Services, Inc. (A)	63,396	3,527,987
CorVel Corp. (A)	63,910	3,128,395
Envision Healthcare Corp. (A)	41,938	1,614,613
Health care technology 1.9%
Allscripts Healthcare Solutions, Inc. (A)	689,311	9,560,744
Industrials 32.5%		163,478,086
Aerospace and defense 2.6%
Astronics Corp. (A)	54,357	2,095,462
Cubic Corp.	179,611	11,028,115
Air freight and logistics 1.2%
Forward Air Corp.	110,620	5,973,480
Building products 1.6%
Tyman PLC	1,850,937	8,319,272
Commercial services and supplies 5.0%
ACCO Brands Corp.	606,310	7,669,822
Clean Harbors, Inc. (A)	19,940	995,604
Essendant, Inc.	78,848	626,053
Matthews International Corp., Class A	137,060	7,024,325
SP Plus Corp. (A)	130,108	4,683,888
Steelcase, Inc., Class A	293,390	4,004,774
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	13

	Shares	Value
Industrials (continued)
Construction and engineering 0.7%
Primoris Services Corp.	143,470	$3,572,403
Electrical equipment 1.5%
Thermon Group Holdings, Inc. (A)	356,248	7,773,331
Machinery 10.6%
Albany International Corp., Class A	182,250	11,600,213
CIRCOR International, Inc.	109,303	5,137,241
ESCO Technologies, Inc.	151,640	8,931,596
Luxfer Holdings PLC	334,718	4,498,610
Mueller Industries, Inc.	395,880	10,486,861
TriMas Corp. (A)	482,727	12,502,629
Professional services 7.9%
Forrester Research, Inc.	191,950	7,773,975
FTI Consulting, Inc. (A)	235,480	11,230,041
Huron Consulting Group, Inc. (A)	161,490	5,652,150
ICF International, Inc. (A)	89,810	5,119,170
Mistras Group, Inc. (A)	259,360	5,114,579
Navigant Consulting, Inc. (A)	238,820	4,747,742
Trading companies and distributors 1.4%
GATX Corp. (B)	100,330	6,916,750
Information technology 7.8%		39,207,235
Electronic equipment, instruments and components 5.1%
Belden, Inc.	198,760	14,455,815
CTS Corp.	236,470	6,077,279
Keysight Technologies, Inc. (A)	44,860	2,108,869
ScanSource, Inc. (A)	93,900	3,075,225
IT services 1.9%
WNS Holdings, Ltd., ADR (A)	214,315	9,644,175
Technology hardware, storage and peripherals 0.8%
Diebold Nixdorf, Inc. (B)	244,960	3,845,872
Materials 6.9%		34,875,135
Chemicals 3.8%
Orion Engineered Carbons SA	348,170	9,592,084
Sensient Technologies Corp.	137,240	9,874,418
Containers and packaging 2.0%
Greif, Inc., Class A	172,680	9,941,188
Paper and forest products 1.1%
Neenah, Inc.	71,330	5,467,445
Real estate 7.7%		38,705,356
Equity real estate investment trusts 7.7%
Corporate Office Properties Trust	200,340	5,000,486
DiamondRock Hospitality Company	423,292	4,351,442
14	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Education Realty Trust, Inc.	237,936	$7,409,327
PotlatchDeltic Corp.	194,054	9,925,862
Ramco-Gershenson Properties Trust	574,490	6,767,492
Summit Hotel Properties, Inc.	398,690	5,250,747
Utilities 1.9%		9,420,326
Electric utilities 0.1%
Westar Energy, Inc.	11,580	564,293
Gas utilities 1.8%
New Jersey Resources Corp.	76,600	2,918,460
Spire, Inc.	52,532	3,561,670
UGI Corp.	34,185	1,473,032
WGL Holdings, Inc.	10,844	902,871

	Yield (%)	Shares	Value
Securities lending collateral 2.6%			$13,452,754
(Cost $13,453,700)
John Hancock Collateral Trust (C)	1.5822(D)	1,344,818	13,452,754

	Par value^	Value
Short-term investments 5.1%		$25,600,000
(Cost $25,600,000)
Repurchase agreement 5.1%		25,600,000
Deutsche Bank Tri-Party Repurchase Agreement dated 2-28-18 at 1.400% to be repurchased at $25,600,996 on 3-1-18, collateralized by $27,240,200 U.S. Treasury Notes, 2.125% due 5-15-25 (valued at $26,112,011, including interest)	25,600,000	25,600,000

Total investments (Cost $439,569,268) 102.9%	$517,607,758
Other assets and liabilities, net (2.9%)	(14,829,234)
Total net assets 100.0%	$502,778,524

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 2-28-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-18.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $442,107,449. Net unrealized appreciation aggregated to $75,500,309, of which $105,080,216 related to gross unrealized appreciation and $29,579,907 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $426,115,568) including $13,173,114 of securities loaned	$504,155,004
Affiliated investments, at value (Cost $13,453,700)	13,452,754
Total investments, at value (Cost $439,569,268)	517,607,758
Cash	48,396
Foreign currency, at value (Cost $16)	15
Receivable for investments sold	715,227
Receivable for fund shares sold	629,728
Dividends and interest receivable	208,248
Receivable for securities lending income	26,234
Other receivables and prepaid expenses	56,919
Total assets	519,292,525
Liabilities
Payable for investments purchased	2,794,998
Payable for fund shares repurchased	138,196
Payable upon return of securities loaned	13,459,558
Payable to affiliates
Accounting and legal services fees	29,141
Transfer agent fees	12,896
Trustees' fees	741
Other liabilities and accrued expenses	78,471
Total liabilities	16,514,001
Net assets	$502,778,524
Net assets consist of
Paid-in capital	$418,679,483
Accumulated distributions in excess of net investment income	(222,493)
Accumulated net realized gain (loss) on investments and foreign currency transactions	6,283,048
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	78,038,486
Net assets	$502,778,524

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       16

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($57,461,818 ÷ 2,847,173 shares)[1]	$20.18
Class I ($92,362,888 ÷ 4,570,848 shares)	$20.21
Class R6 ($12,798,643 ÷ 633,261 shares)	$20.21
Class NAV ($340,155,175 ÷ 16,844,415 shares)	$20.19
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$21.24

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       17

STATEMENT OF OPERATIONS   For the six months ended 2-28-18 (unaudited)

Investment income
Dividends	$3,689,696
Securities lending	134,964
Interest	113,449
Less foreign taxes withheld	(16,953)
Total investment income	3,921,156
Expenses
Investment management fees	2,607,669
Distribution and service fees	90,508
Accounting and legal services fees	42,471
Transfer agent fees	86,012
Trustees' fees	4,044
State registration fees	24,940
Printing and postage	22,496
Professional fees	29,783
Custodian fees	32,922
Other	9,501
Total expenses	2,950,346
Less expense reductions	(21,511)
Net expenses	2,928,835
Net investment income	992,321
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	10,738,066
Affiliated investments	(3,057)
10,735,009
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	13,076,330
Affiliated investments	(50)
13,076,280
Net realized and unrealized gain	23,811,289
Increase in net assets from operations	$24,803,610

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$992,321	$4,175,469
Net realized gain	10,735,009	21,110,432
Change in net unrealized appreciation (depreciation)	13,076,280	(3,602,604)
Increase in net assets resulting from operations	24,803,610	21,683,297
Distributions to shareholders
From net investment income
Class A	(317,079)	(256,483)
Class I	(785,158)	(534,295)
Class R6	(116,147)	(1,718)
Class NAV	(3,161,743)	(1,696,593)
From net realized gain
Class A	(2,824,186)	(3,686,805)
Class I	(4,474,915)	(3,889,480)
Class R6	(592,565)	(10,982)
Class NAV	(15,935,605)	(10,558,880)
Total distributions	(28,207,398)	(20,635,236)
From fund share transactions	62,093,600	20,091,135
Total increase	58,689,812	21,139,196
Net assets
Beginning of period	444,088,712	422,949,516
End of period	$502,778,524	$444,088,712
Undistributed (accumulated distributions in excess of) net investment income	($222,493)	$3,165,313

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       19

Financial highlights

Class A Shares Period ended	2-28-18	[2]	8-31-17	8-31-16	8-31-15	8-31-14	[1]
Per share operating performance
Net asset value, beginning of period	$20.15		$20.18	$18.89	$19.30	$19.26
Net investment income[3]	0.01		0.14 [4]	0.02	—	0.04
Net realized and unrealized gain on investments	1.14		0.80	2.09	0.51	—
Total from investment operations	1.15		0.94	2.11	0.51	0.04
Less distributions
From net investment income	(0.11)		(0.06)	— [5]	— [5]	—
From net realized gain	(1.01)		(0.91)	(0.82)	(0.92)	—
Total distributions	(1.12)		(0.97)	(0.82)	(0.92)	—
Net asset value, end of period	$20.18		$20.15	$20.18	$18.89	$19.30
Total return (%)[6,7]	5.47	[8]	4.37	11.55	2.53	0.21	[8]
Ratios and supplemental data
Net assets, end of period (in millions)	$57		$59	$86	$9	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50	[9]	1.52	1.54	1.75	3.27	[9]
Expenses including reductions	1.49	[9]	1.52	1.53	1.58	1.60	[9]
Net investment income (loss)	0.07	[9]	0.69 [4]	0.11	(0.02)	0.34	[9]
Portfolio turnover (%)	11		26	25	22	20	[10]

[1]	The inception date for Class A shares is 12-30-13.
[2]	Six months ended 2-28-18. Unaudited.
[3]	Based on average daily shares outstanding.
[4]	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.12 and 0.57%, respectively.
[5]	Less than $0.005 per share.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Not annualized.
[9]	Annualized.
[10]	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       20

Class I Shares Period ended	2-28-18	[2]	8-31-17	8-31-16	8-31-15	8-31-14	[1]
Per share operating performance
Net asset value, beginning of period	$20.20		$20.22	$18.93	$19.34	$19.26
Net investment income[3]	0.04		0.20 [4]	0.09	0.04	0.07
Net realized and unrealized gain (loss) on investments	1.16		0.82	2.08	0.53	0.01
Total from investment operations	1.20		1.02	2.17	0.57	0.08
Less distributions
From net investment income	(0.18)		(0.13)	(0.06)	(0.06)	—
From net realized gain	(1.01)		(0.91)	(0.82)	(0.92)	—
Total distributions	(1.19)		(1.04)	(0.88)	(0.98)	—
Net asset value, end of period	$20.21		$20.20	$20.22	$18.93	$19.34
Total return (%)[5]	5.66	[6]	4.70	11.87	2.82	0.42	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$92		$99	$82	$53	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[8]	1.21	1.22	1.29	14.79	[8]
Expenses including reductions	1.20	[8]	1.20	1.21	1.27	1.30	[8]
Net investment income	0.38	[8]	0.96 [4]	0.47	0.21	0.56	[8]
Portfolio turnover (%)	11		26	25	22	20	[9]

[1]	The inception date for Class I shares is 12-30-13.
[2]	Six months ended 2-28-18. Unaudited.
[3]	Based on average daily shares outstanding.
[4]	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.12 and 0.57%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       21

Class R6 Shares Period ended	2-28-18	[2]	8-31-17	8-31-16	8-31-15	8-31-14	[1]
Per share operating performance
Net asset value, beginning of period	$20.21		$20.23	$18.94	$19.36	$19.26
Net investment income[3]	0.04		0.17 [4]	0.11	0.08	0.08
Net realized and unrealized gain on investments	1.17		0.86	2.09	0.52	0.02
Total from investment operations	1.21		1.03	2.20	0.60	0.10
Less distributions
From net investment income	(0.20)		(0.14)	(0.09)	(0.10)	—
From net realized gain	(1.01)		(0.91)	(0.82)	(0.92)	—
Total distributions	(1.21)		(1.05)	(0.91)	(1.02)	—
Net asset value, end of period	$20.21		$20.21	$20.23	$18.94	$19.36
Total return (%)[5]	5.71	[6]	4.78	12.02	3.00	0.52	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$13		$1	— [7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	[8]	1.12	1.13	7.67	20.70	[8]
Expenses including reductions	1.10	[8]	1.11	1.10	1.09	1.12	[8]
Net investment income	0.37	[8]	0.83 [4]	0.59	0.40	0.66	[8]
Portfolio turnover (%)	11		26	25	22	20	[9]

[1]	The inception date for Class R6 shares is 12-30-13.
[2]	Six months ended 2-28-18. Unaudited.
[3]	Based on average daily shares outstanding.
[4]	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.12 and 0.57%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
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Class NAV Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$20.20		$20.22	$18.94	$19.35	$18.47	$16.57
Net investment income[2]	0.05		0.22 [3]	0.10	0.09	0.11	0.09
Net realized and unrealized gain on investments	1.15		0.82	2.10	0.52	2.81	3.63
Total from investment operations	1.20		1.04	2.20	0.61	2.92	3.72
Less distributions
From net investment income	(0.20)		(0.15)	(0.10)	(0.10)	(0.04)	(0.22)
From net realized gain	(1.01)		(0.91)	(0.82)	(0.92)	(2.00)	(1.60)
Total distributions	(1.21)		(1.06)	(0.92)	(1.02)	(2.04)	(1.82)
Net asset value, end of period	$20.19		$20.20	$20.22	$18.94	$19.35	$18.47
Total return (%)[4]	5.72	[5]	4.80	12.01	3.05	15.88	24.20
Ratios and supplemental data
Net assets, end of period (in millions)	$340		$285	$255	$271	$215	$143
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	[6]	1.10	1.11	1.12	1.12	1.11
Expenses including reductions	1.09	[6]	1.10	1.10	1.09	1.12	1.11
Net investment income	0.45	[6]	1.02 [3]	0.59	0.48	0.59	0.51
Portfolio turnover (%)	11		26	25	22	20	19

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       24

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018 by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$16,669,206	$16,669,206	—	—
Consumer staples	20,253,252	6,588,388	$13,664,864	—
Energy	21,058,681	21,058,681	—	—
Financials	105,001,510	105,001,510	—	—
Health care	29,886,217	29,886,217	—	—
Industrials	163,478,086	155,158,814	8,319,272	—
Information technology	39,207,235	39,207,235	—	—
Materials	34,875,135	34,875,135	—	—
Real estate	38,705,356	38,705,356	—	—
Utilities	9,420,326	9,420,326	—	—
Securities lending collateral	13,452,754	13,452,754	—	—
Short-term investments	25,600,000	—	25,600,000	—
Total investments in securities	$517,607,758	$470,023,622	$47,584,136	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       25

withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2018, the fund loaned common stocks valued at $13,173,114 and received $13,459,558 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       26

agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018 were $1,602.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis, to the sum of: (a) 1.10% of the first $100 million of the fund's aggregate net assets and (b) 1.05% of the next $500 million of the fund's aggregate net assets and (c) 1.00% of the fund's aggregate net assets in excess of $600 million. Aggregate net assets include the net assets of the fund and Small Cap Value

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       27

Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has agreed to contractually waive and/or reimburse expenses for Class A and Class I shares,to the extent that the expenses for each class exceed 1.55% and 1.25%,respectively, of the average net assets attributable to the classes. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The fee waiver and/or reimbursement will continue in effect until December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination of that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the six months ended February 28, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$2,561	Class NAV	$14,376
Class I	4,157	Total	$21,511
Class R6	417

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended February 28, 2018 were equivalent to a net annual effective rate of 1.02% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018, amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the contractual rate of 0.30% for Class A shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $56,917 for the six months ended February 28, 2018. Of this amount, $9,599 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $44,785 was paid as sales commissions to broker-dealers and $2,533 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       28

services in connection with the sale of these shares. During the six months ended February 28, 2018, CDSCs received by the Distributor amounted to $373 for Class A shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$90,508	$32,198
Class I	—	53,237
Class R6	—	577
Total	$90,508	$86,012

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	366,863	$7,862,404	1,864,118	$39,250,911
Distributions reinvested	147,358	3,124,000	182,100	3,927,901
Repurchased	(570,656)	(12,196,255)	(3,394,223)	(71,014,604)
Net decrease	(56,435)	($1,209,851)	(1,348,005)	($27,835,792)
Class I shares
Sold	593,207	$12,524,609	1,608,474	$33,510,787
Distributions reinvested	246,354	5,225,175	200,692	4,330,928
Repurchased	(1,188,259)	(25,724,912)	(949,879)	(19,765,784)
Net increase (decrease)	(348,698)	($7,975,128)	859,287	$18,075,931
Class R6 shares
Sold	617,604	$13,426,791	26,087	$546,599
Distributions reinvested	33,414	708,712	588	12,700
Repurchased	(53,920)	(1,152,072)	(653)	(13,668)
Net increase	597,098	$12,983,431	26,022	$545,631

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       29

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,674,845	$58,332,649	3,242,058	$65,697,808
Distributions reinvested	901,243	19,097,348	568,436	12,255,473
Repurchased	(865,138)	(19,134,849)	(2,279,325)	(48,647,916)
Net increase	2,710,950	$58,295,148	1,531,169	$29,305,365
Total net increase	2,902,915	$62,093,600	1,068,473	$20,091,135

Affiliates of the fund owned 100% of shares of Class NAV shares of the fund on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $83,850,813 and $55,170,617, respectively, for the six months ended February 28, 2018.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2018, funds within the John Hancock group of funds complex held 67.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	20.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.1%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.0%

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       30

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437336	439SA 2/18 4/18

John Hancock

Spectrum Income Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

As we've been warning, markets around the world experienced a meaningful rise in volatility in the last few weeks of the reporting period. Stocks and certain fixed-income assets declined as investors reacted to signs of rising inflation and the prospect of tighter monetary policy in the United States. Longer-term yields climbed sharply, as investors sold long-dated U.S. Treasury debt.

While some in the asset management community believe the dip in risk assets will be temporary, it's likely that the era of extremely low volatility is behind us for the time being. In fact, recent market behavior is likely representative of the balancing act investors will face in the year ahead: Continued solid economic growth will lead to a continued normalizing of monetary policy, meaning higher borrowing costs and greater headwinds for interest-rate-sensitive securities. Outside of the United States, central banks have also signaled that the future won't be as stimulative as the recent past.

The markets delivered positive results for the overall period, but it's important for investors to be cognizant of the downside risks. Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies investing in any market cycle.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Spectrum Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
31	Financial statements
35	Financial highlights
38	Notes to financial statements
52	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income with moderate share price fluctuation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that includes dollar-denominated, nonconvertible investment grade issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1 Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

The prospect of tighter Fed policy pressured investment-grade bonds

The fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, declined 2.18% for the period.

Stocks and higher-yielding fixed-income categories outperformed

The improving outlook for economic growth boosted investor sentiment and led to generally positive performance for higher-risk investments.

The fund outperformed its benchmark

Class A shares (excluding sales charges) returned 0.45% and outpaced the index, thanks to the inclusion of asset categories not represented in the index.

PORTFOLIO COMPOSITION AS OF 2/28/18 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit-rate risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market's perception of issuer creditworthiness. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and extended settlement risk. Investments in higher-yielding, lower-rated securities include a higher risk of default. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives transactions, including hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       3

Discussion of fund performance

An interview with Portfolio Manager Charles M. Shriver, CFA,
T. Rowe Price Associates, Inc.

Charles M. Shriver, CFA
Portfolio Manager
T. Rowe Price

How would you characterize the investment backdrop during the six months ended February 28, 2018?

Income-producing investments experienced widely divergent returns during the period, as various segments of the financial markets responded differently to the environment of accelerating global growth and the prospect of tighter monetary policy by the world's central banks. Domestic investment-grade bonds performed poorly, as U.S. Treasury yields rose in response to rising inflation expectations, ongoing balance sheet reduction by the U.S. Federal Reserve (Fed), and the anticipation of higher deficit-related new-issue supply. In addition, the Fed raised interest rates by a quarter point in December—and again in March, shortly after period end—and continued to indicate that several more rate increases were likely in 2018.

The potential for Fed tightening weighed heavily on short-term bonds, with the yield on the two-year note moving from 1.33% to 2.25%. The 10-year note also experienced headwinds, particularly in the second half of the period, causing its yield to climb from 2.12% to 2.87%. The weakness in U.S. Treasuries spilled over to other segments of the investment-grade market, but corporate issues exhibited positive relative performance due to the improving profit outlook.

The more credit-sensitive sectors of the U.S. market held up relatively well in this potentially challenging environment. High-yield bonds outperformed higher-quality debt thanks to strength among energy issuers and the category's below-average sensitivity to interest-rate movements. Bank loans also performed well amid heightened demand for higher-yielding investments. In addition, loans' floating-rate feature attracted investor interest at a time of rising rates.

Non-U.S. bonds produced mixed returns during the period. The developed international markets generated positive returns for U.S.-based investors, as the euro and other currencies strengthened against the U.S. dollar. Dollar-denominated emerging-market bonds declined, although returns varied widely. However, local currency emerging-market bonds registered gains due to the relative strength in the underlying currencies.

What factors helped and hurt fund performance?

The fund's Class A shares gained 0.45% (excluding sales charges) and outpaced the 2.18% loss of the Bloomberg Barclays U.S. Aggregate Bond Index. Allocations to asset categories not represented in the index proved to be the key factor in outperformance. Most notably, dividend-paying equities significantly

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       4

"The more credit-sensitive sectors of the U.S. market held up relatively well in this potentially challenging environment."
outdistanced the return of the fixed-income benchmark. The fund was further helped by its allocations to high-yield bonds and bank loans, as well as its holdings in non-dollar denominated bonds and local currency emerging-market debt. Conversely, positions in government issues and agency notes detracted.

The fund held a variety of derivative instruments during the reporting period, including interest-rate futures and swaps, currency forwards and options, credit default swaps and swaptions, and index futures. The fund also held options on interest-rate futures, rights, and warrants at various points. These instruments, which enabled us to manage the fund's interest rate, currency, and credit exposure, had minimal net impact on results.

How would you assess global economic and credit conditions?

The spike in U.S. bond yields pressured performance across the market, reversed the flattening trend in

QUALITY COMPOSITION AS OF 2/28/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       5

"The fund remains underweight in high-yield bonds versus U.S. investment-grade debt, as we think valuations indicate limited upside potential in the former category."
the yield curve, and triggered a correction in the equity markets. (A flattening yield curve indicates outperformance for longer-term bonds versus short-term issues.) While the surprising wage growth figure in January's employment report was one catalyst for the increase in yields, rates had been trending higher since midway through the fourth quarter of 2017 due in part to the passage of tax reform legislation. Still, U.S. Treasury yields remained among the highest in the developed markets as of the end of February, and we believe they had become more attractive versus the richer valuations in the credit sectors. In addition, Treasuries maintain their role as a safe haven during times of volatility in the financial markets.

While it should be little surprise that inflation is rising after years of accommodative monetary policy, market performance in the latter half of the period indicated that investors were adjusting their outlook. January's wage component of the U.S. employment report indicated that core personal consumption expenditures had risen over the Fed's targeted 2% level. Although wages are trending higher, there may not be a parallel move in inflation unless spending activity accelerates. Inflation therefore may have reached a near-term plateau absent an even more pronounced acceleration in growth.

How was the fund positioned at the end of the period?

The fund remains underweight in high-yield bonds versus U.S. investment-grade debt, as we think valuations indicate limited upside potential in the former category. Within high yield, we prefer floating-rate loans. With the Fed expected to continue raising rates this year, we think securities in the asset class can benefit from their adjustable-rate feature and lower degree of interest-rate sensitivity.

TOP 10 ISSUERS AS OF 2/28/18 (%)

U.S. Treasury	10.2
Government National Mortgage Association	9.0
Federal National Mortgage Association	6.3
Government of Japan	1.2
Republic of South Africa	1.0
Federal Home Loan Mortgage Corp.	1.0
JPMorgan Chase & Co.	0.9
Federative Republic of Brazil	0.8
Government of Mexico	0.8
Petroleos Mexicanos	0.7
TOTAL	31.9
As a percentage of total investments.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       6

We increased the extent of the fund's underweight in the emerging markets relative to U.S. investment-grade debt, as valuations had become less compelling amid concerns over protectionist trade policies in the United States and increased political uncertainty in several key countries. The fund was also underweight in non-dollar denominated issues, as low yields and extended duration profiles translated to a weaker outlook for bonds outside the United States. European bonds also face the risk of rising interest rates as the European Central Bank tapers its accommodative monetary policy.

We increased the fund's underweight in stocks versus bonds on the belief that equity valuations remained elevated amid increasing risks from factors such as rising inflation, higher rates, and more pronounced volatility. Although bond yields became modestly more appealing in the wake of the recent sell-off, we believe rates could continue to trend upward due to the combination of tighter Fed policy, rising inflation expectations, and an increased supply of U.S. Treasuries.

MANAGED BY

Charles M. Shriver, CFA On the fund since 2011 Investing since 1991

COUNTRY COMPOSITION AS OF 2/28/18 (%)

United States	70.1
Mexico	1.8
Luxembourg	1.7
United Kingdom	1.6
Brazil	1.5
Canada	1.4
Japan	1.3
Italy	1.3
France	1.3
South Africa	1.2
Other countries	16.8
TOTAL	100.0
As a percentage of total investments.

The views expressed in this report are exclusively those of Charles M. Shriver, CFA, T. Rowe Price, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-18	as of 2-28-18
Class A2	-0.34	2.57	4.69	-3.55	13.52	58.21	2.54	2.46
Class C2	2.00	2.97	4.89	-0.90	15.75	61.22	1.90	1.87
Class NAV[3]	4.15	3.66	5.24	0.63	19.70	66.73	3.00	2.97
Index†	0.51	1.71	3.60	-2.18	8.85	42.42	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class NAV
Gross (%)	1.22	1.92	0.80
Net (%)	1.12	1.87	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Spectrum Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	2-29-08	16,122	16,122	14,242
Class NAV[3]	2-29-08	16,673	16,673	14,242

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,004.50	$5.57	1.12%
	Hypothetical example for comparison purposes	1,000.00	1,019.20	5.61	1.12%
Class C	Actual expenses/actual returns	1,000.00	1,000.80	9.28	1.87%
	Hypothetical example for comparison purposes	1,000.00	1,015.50	9.35	1.87%
Class NAV	Actual expenses/actual returns	1,000.00	1,006.30	3.78	0.76%
	Hypothetical example for comparison purposes	1,000.00	1,021.00	3.81	0.76%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       11

Fund’s investments
Summary of fund’s investments as of 2-28-18 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
U.S. Government and Agency obligations 26.6%				$235,971,812
(Cost $240,561,648)
Federal Home Loan Mortgage Corp. 0.6%				5,787,865	0.6%
Federal National Mortgage Association 6.4%				56,397,065	6.4%
15 Yr Pass Thru (A)	2.500	TBA	3,090,000	3,014,946	0.4%
15 Yr Pass Thru (A)	3.500	TBA	3,215,000	3,269,167	0.4%
30 Yr Pass Thru (A)	3.000	TBA	8,170,000	7,966,759	1.0%
30 Yr Pass Thru	3.000	04-01-33 to 01-01-47	10,157,511	9,891,268	1.1%
30 Yr Pass Thru (A)	3.500	TBA	3,260,000	3,274,467	0.4%
30 Yr Pass Thru	3.500	12-01-41 to 08-01-56	10,430,293	10,465,748	1.3%
30 Yr Pass Thru (A)	4.000	TBA	2,300,000	2,356,063	0.3%
30 Yr Pass Thru	4.000	11-01-40 to 05-01-47	3,190,938	3,291,206	0.4%
OTHER SECURITIES				12,867,441	1.1%
Government National Mortgage Association 9.1%				80,763,324	9.1%
30 Yr Pass Thru (A)	3.000	TBA	3,315,000	3,241,379	0.4%
30 Yr Pass Thru	3.000	07-20-42 to 11-20-46	10,303,554	10,123,090	1.2%
30 Yr Pass Thru (A)	3.000	09-20-46	2,976,202	2,917,546	0.3%
30 Yr Pass Thru	3.500	09-15-41 to 12-20-47	20,961,411	21,143,143	2.7%
30 Yr Pass Thru (A)	4.000	TBA	3,035,000	3,116,746	0.4%
30 Yr Pass Thru	4.000	04-20-39 to 08-20-47	16,081,556	16,599,935	2.0%
30 Yr Pass Thru	4.500	06-20-34 to 09-20-47	6,950,358	7,330,934	0.7%
30 Yr Pass Thru (A)	4.500	08-20-47 to 10-20-47	1,740,652	1,812,868	0.2%
30 Yr Pass Thru	5.000	06-20-33 to 01-20-48	6,911,013	7,334,839	0.8%
30 Yr Pass Thru	5.500	02-15-29 to 03-20-44	2,096,979	2,294,052	0.0%
OTHER SECURITIES				4,848,792	0.4%
U.S. Treasury Bonds 4.2%				37,049,146	4.2%
Bond	2.500	02-15-45 to 05-15-46	14,540,800	12,824,597	1.4%
Bond	2.750	08-15-42 to 11-15-47	5,045,000	4,688,873	0.6%
Bond	3.000	05-15-42 to 05-15-47	5,060,000	4,945,426	0.6%
Bond (B)	3.000	05-15-45	2,885,000	2,818,848	0.3%
Bond	3.125	02-15-43 to 08-15-44	3,765,000	3,772,784	0.4%
Bond	3.625	08-15-43 to 02-15-44	2,700,000	2,942,572	0.4%
OTHER SECURITIES				5,056,046	0.5%
U.S. Treasury Inflation Protected Securities 3.4%				30,217,648	3.4%
Treasury Inflation Protected Security	0.125	04-15-19 to 07-15-26	19,268,096	18,971,303	2.1%
12	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
U.S. Treasury Inflation Protected Securities (continued)
Treasury Inflation Protected Security	0.375	07-15-25 to 07-15-27		2,156,581	$2,100,459	0.3%
Treasury Inflation Protected Security	0.625	07-15-21 to 02-15-43		2,403,492	2,398,922	0.3%
Treasury Inflation Protected Security	2.125	01-15-19 to 02-15-41		1,977,177	2,150,091	0.3%
OTHER SECURITIES					4,596,873	0.4%
U.S. Treasury Notes 2.9%					25,756,764	2.9%
Note	1.625	11-30-20 to 08-31-22		2,405,000	2,322,407	0.3%
Note	1.750	11-15-20 to 05-15-23		7,400,000	7,206,233	0.8%
Note	2.000	10-31-22 to 11-15-26		3,020,000	2,913,157	0.3%
Note	2.250	01-31-24 to 11-15-27		4,590,000	4,354,536	0.5%

OTHER SECURITIES					8,960,431	1.0%
Foreign government obligations 14.6%					$129,549,891
(Cost $123,980,824)
Albania 0.0%					272,670	0.0%
Argentina 0.6%					4,952,363	0.6%
Australia 0.2%					1,326,792	0.2%
Austria 0.0%					313,682	0.0%
Bahamas 0.1%					603,200	0.1%
Belgium 0.1%					881,400	0.1%
Bermuda 0.0%					312,632	0.0%
Brazil 0.9%					7,751,278	0.9%
Federative Republic of Brazil	10.000	01-01-21 to 01-01-27	BRL	20,127,000	6,508,293	0.7%
OTHER SECURITIES					1,242,985	0.2%
Canada 0.2%					1,412,193	0.2%
Chile 0.4%					3,760,989	0.4%
Republic of Chile	4.500	03-01-21 to 03-01-26	CLP	2,170,000,000	3,760,989	0.4%
Colombia 0.4%					3,068,804	0.4%
Cyprus 0.2%					1,548,778	0.2%
Czech Republic 0.1%					961,651	0.1%
Denmark 0.0%					150,078	0.0%
Dominican Republic 0.1%					500,250	0.1%
Egypt 0.1%					958,490	0.1%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
El Salvador 0.1%					$823,650	0.1%
France 0.3%					2,362,496	0.3%
Government of France	3.250	05-25-45	EUR	1,326,000	2,189,986	0.3%
OTHER SECURITIES					172,510	0.0%
Ghana 0.2%					2,090,540	0.2%
Greece 0.0%					63,937	0.0%
Hungary 0.1%					994,460	0.1%
Iceland 0.0%					129,233	0.0%
India 0.4%					3,909,311	0.4%
Indonesia 0.8%					7,208,434	0.8%
Ireland 0.2%					1,679,586	0.2%
Israel 0.2%					2,066,756	0.2%
Italy 0.7%					6,000,056	0.7%
Ivory Coast 0.0%					350,663	0.0%
Jamaica 0.1%					1,083,707	0.1%
Japan 1.2%					10,821,346	1.2%
Government of Japan	1.200	12-20-34	JPY	219,200,000	2,324,110	0.3%
OTHER SECURITIES					8,497,236	0.9%
Kenya 0.0%					202,400	0.0%
Lebanon 0.3%					2,250,717	0.3%
Malaysia 0.4%					3,565,639	0.4%
Mexico 0.8%					7,207,731	0.8%
Government of Mexico	7.750	05-29-31 to 11-13-42	MXN	35,940,000	1,904,001	0.2%
OTHER SECURITIES					5,303,730	0.6%
Mongolia 0.1%					408,010	0.1%
Morocco 0.1%					471,355	0.1%
Nigeria 0.0%					202,216	0.0%
Norway 0.0%					155,090	0.0%
Oman 0.1%					871,955	0.1%
Peru 0.1%					835,373	0.1%
Philippines 0.0%					257,354	0.0%
Poland 0.3%					2,412,281	0.3%
14	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Portugal 0.1%					$1,215,751	0.1%
Romania 0.3%					2,262,766	0.3%
Russia 0.5%					4,658,390	0.5%
Government of Russia	7.600	07-20-22	RUB	105,932,000	1,961,804	0.2%
OTHER SECURITIES					2,696,586	0.3%
Saudi Arabia 0.0%					376,795	0.0%
Senegal 0.0%					198,602	0.0%
Serbia 0.2%					1,567,731	0.2%
Singapore 0.0%					345,759	0.0%
Slovenia 0.2%					1,594,096	0.2%
South Africa 1.1%					9,315,466	1.1%
Republic of South Africa	10.500	12-21-26	ZAR	30,200,000	2,931,587	0.3%
OTHER SECURITIES					6,383,879	0.8%
South Korea 0.2%					1,539,590	0.2%
Spain 0.2%					1,629,369	0.2%
Sri Lanka 0.2%					1,886,986	0.2%
Sweden 0.0%					74,701	0.0%
Thailand 0.4%					3,405,307	0.4%
Turkey 0.7%					6,407,374	0.7%
Ukraine 0.2%					2,068,609	0.2%
United Kingdom 0.3%					2,410,699	0.3%
Venezuela 0.0%					371,563	0.0%

Vietnam 0.1%					1,020,791	0.1%
Corporate bonds 34.0%					$301,097,833
(Cost $300,346,173)
Consumer discretionary 4.6%					40,616,951	4.6%
Consumer staples 0.9%					8,309,938	0.9%
Energy 5.4%					48,089,795	5.4%
Petrobras Global Finance BV	8.750	05-23-26		1,795,000	2,104,368	0.2%
Petroleos Mexicanos	6.500	03-13-27 to 06-02-41		2,000,000	2,006,275	0.2%
OTHER SECURITIES					43,979,152	5.0%
Financials 8.4%					74,702,127	8.4%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
Health care 2.6%				$22,689,652	2.6%
Industrials 2.2%				19,070,000	2.2%
Information technology 2.1%				18,671,308	2.1%
Materials 2.7%				23,856,525	2.7%
Real estate 1.5%				12,958,562	1.5%
Telecommunication services 1.7%				15,378,974	1.7%
Utilities 1.9%				16,754,001	1.9%
Convertible bonds 0.0%				$420,218

(Cost $417,993)
Consumer discretionary 0.0%				420,218	0.0%
Municipal bonds 0.3%				$2,896,914
(Cost $2,829,004)
Term loans (C) 7.8%				$68,615,612
(Cost $68,546,334)
Consumer discretionary 1.7%				15,247,527	1.7%
Consumer staples 0.3%				2,981,256	0.3%
Energy 0.4%				3,064,283	0.4%
Financials 0.8%				7,350,852	0.8%
Asurion LLC (1 month LIBOR + 6.000%)	7.648	08-04-25	1,985,000	2,033,136	0.2%
OTHER SECURITIES				5,317,716	0.6%
Health care 0.7%				6,303,940	0.7%
Industrials 0.6%				4,971,051	0.6%
Information technology 2.0%				17,511,488	2.0%
Uber Technologies, Inc. (1 month LIBOR + 4.000%)	5.648	07-13-23	1,826,875	1,836,923	0.2%
OTHER SECURITIES				15,674,565	1.8%
Materials 0.6%				4,950,222	0.6%
Real estate 0.0%				143,853	0.0%
Telecommunication services 0.3%				2,999,505	0.3%

16	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
Utilities 0.4%				$3,091,635	0.4%
Collateralized mortgage obligations 2.5%				$22,478,214
(Cost $22,466,536)
Commercial and residential 1.8%				15,917,319	1.8%
U.S. Government Agency 0.7%				6,560,895	0.7%
Asset backed securities 4.0%				$35,065,380
(Cost $35,272,872)

	Shares	Value	% of Net Assets
Common stocks 10.1%		$89,332,584
(Cost $65,887,910)
Consumer discretionary 0.8%		7,062,600	0.8%
Consumer staples 0.8%		7,119,341	0.8%
Energy 1.0%		8,999,753	1.0%
Exxon Mobil Corp.	29,000	2,196,460	0.3%
OTHER SECURITIES		6,803,293	0.7%
Financials 2.8%		24,853,557	2.8%
JPMorgan Chase & Co.	32,558	3,760,449	0.4%
Morgan Stanley	37,500	2,100,750	0.2%
Wells Fargo & Company	47,000	2,745,270	0.3%
OTHER SECURITIES		16,247,088	1.9%
Health care 1.1%		9,837,846	1.1%
Industrials 1.0%		9,158,595	1.0%
Information technology 0.9%		8,053,619	0.9%
Microsoft Corp.	22,051	2,067,722	0.2%
OTHER SECURITIES		5,985,897	0.7%
Materials 0.6%		5,094,314	0.6%
Real estate 0.3%		2,230,853	0.3%
Telecommunication services 0.3%		2,901,788	0.3%

Utilities 0.5%		4,020,318	0.5%
Preferred securities 0.3%		$2,815,746
(Cost $2,558,088)
Energy 0.0%		110,889	0.0%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	17

	Shares	Value	% of Net Assets
Health care 0.1%		$956,592	0.1%
Utilities 0.2%		1,748,265	0.2%
Exchange-traded funds 0.0%		$106,875
(Cost $130,694)

	Contracts/ Notional amount	Value	% of Net Assets
Purchased options 0.0%		$66,813
(Cost $73,454)
Calls 0.0%		44,416	0.0%
Puts 0.0%		22,397	0.0%

	Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 0.0%			$426,415
(Cost $426,442)
John Hancock Collateral Trust (D)	1.5822(E)	42,627	426,415	0.0%

	Yield* (%)	Maturity date	Par value^	Value	% of Net Assets
Short-term investments 3.0%				$26,245,856
(Cost $26,231,045)
Commercial paper 0.1%				719,730	0.1%
Foreign government 0.2%				1,709,339	0.2%

	Yield (%)	Shares	Value
Money market funds 2.5%			21,832,787	2.5%
T. Rowe Price Government Money Fund	1.3696(E)	21,832,787	21,832,787	2.5%

	Par value^	Value
Repurchase agreement 0.2%		1,984,000	0.2%

Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $1,984,030 on 3-1-18, collateralized by $2,030,000 Federal Home Loan Bank Discount Notes, 0.000% due 4-25-18 (valued at $2,024,917, including interest)	1,984,000	1,984,000	0.2%
Total investments (Cost $889,729,017) 103.2%		$915,090,163
Other assets and liabilities, net (3.2%)		(28,331,388)
Total net assets 100.0%		$886,758,775

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
Sale commitments outstanding (2.7%)				$(24,153,881)
(Proceeds received $24,546,949)
Federal National Mortgage Association (2.3)%				(20,342,272)	(2.3%)
15 Yr Pass Thru (A)	2.500	TBA	(3,090,000)	(3,014,946)	(0.3% )
18	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
Federal National Mortgage Association (continued)
15 Yr Pass Thru (A)	3.500	TBA	(2,545,000)	$(2,587,879)	(0.3% )
30 Yr Pass Thru (A)	3.000	TBA	(4,085,000)	(4,006,014)	(0.5% )
30 Yr Pass Thru (A)	3.000	TBA	(3,610,000)	(3,498,220)	(0.4% )
30 Yr Pass Thru (A)	3.000	TBA	(4,085,000)	(3,960,746)	(0.4% )
30 Yr Pass Thru (A)	3.500	TBA	(1,630,000)	(1,646,364)	(0.2% )
30 Yr Pass Thru (A)	3.500	TBA	(1,630,000)	(1,628,103)	(0.2% )
Federal Home Loan Mortgage Corp. (0.2)%				(2,295,874)	(0.2%)
30 Yr Pass Thru (A)	3.000	TBA	(1,185,000)	(1,148,261)	(0.1% )
30 Yr Pass Thru (A)	3.000	TBA	(1,185,000)	(1,147,613)	(0.1% )
Government National Mortgage Association (0.2)%				(1,515,735)	(0.2%)
30 Yr Pass Thru (A)	4.000	TBA	(1,475,000)	(1,515,735)	(0.2% )

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-28-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	19

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year Canada Government Bond Futures	12	Long	Jun 2018	$1,225,739	$1,231,421	$5,682
10-Year U.S. Treasury Note Futures	2	Long	Jun 2018	239,253	240,094	841
10-Year Ultra U.S. Treasury Note Futures	4	Long	Jun 2018	510,694	512,250	1,556
2-Year U.S. Treasury Note Futures	160	Long	Jun 2018	33,987,759	33,995,000	7,241
3-Year South Korea Government Bond Futures	12	Long	Mar 2018	1,198,330	1,193,905	(4,425)
5-Year U.S. Treasury Note Futures	110	Long	Jun 2018	12,516,975	12,532,266	15,291
Euro-BTP Italian Government Bond Futures	4	Long	Mar 2018	679,733	667,828	(11,905)
Eurodollar Futures	6	Long	Dec 2019	1,457,862	1,457,250	(612)
Euro-OAT Futures	6	Long	Mar 2018	1,147,173	1,124,938	(22,235)
German Euro BOBL Futures	7	Long	Mar 2018	1,115,674	1,119,082	3,408
U.S. Treasury Long Bond Futures	46	Long	Jun 2018	6,572,918	6,598,125	25,207
Ultra U.S. Treasury Bond Futures	6	Long	Jun 2018	930,666	935,250	4,584
10-Year U.S. Treasury Note Futures	44	Short	Jun 2018	(5,263,081)	(5,282,062)	(18,981)
10-Year Ultra U.S. Treasury Note Futures	65	Short	Jun 2018	(8,298,097)	(8,324,062)	(25,965)
5-Year U.S. Treasury Note Futures	26	Short	Jun 2018	(2,958,270)	(2,962,172)	(3,902)
Euro SCHATZ Futures	8	Short	Mar 2018	(1,094,233)	(1,092,827)	1,406
Euro-Buxl Futures	4	Short	Mar 2018	(814,337)	(788,315)	26,022
Eurodollar Futures	9	Short	Dec 2020	(2,186,307)	(2,184,188)	2,119
German Euro BOBL Futures	3	Short	Mar 2018	(476,967)	(479,606)	(2,639)
German Euro BUND Futures	6	Short	Mar 2018	(1,185,101)	(1,167,101)	18,000
U.K. Long Gilt Bond Futures	5	Short	Jun 2018	(831,618)	(833,454)	(1,836)
U.S. Treasury Long Bond Futures	4	Short	Jun 2018	(571,494)	(573,750)	(2,256)
Ultra U.S. Treasury Bond Futures	13	Short	Jun 2018	(2,013,909)	(2,026,375)	(12,466)
						$4,135
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	25,272,000	USD	1,355,124	BNP Paribas SA	3/9/2018	—	$(103,236)
ARS	1,407,000	USD	76,718	State Street Bank London	3/9/2018	—	(7,020)
AUD	1,224,765	USD	960,010	Bank of America, N.A.	5/18/2018	—	(8,565)
AUD	296,000	USD	233,291	JPMorgan Chase Bank N.A.	6/15/2018	—	(3,315)
AUD	54,331	USD	43,022	State Street Bank London	6/15/2018	—	(809)
BRL	345,000	USD	105,055	Barclays Bank PLC Wholesale	3/9/2018	$1,107	—
BRL	1,795,000	USD	544,122	BNP Paribas SA	3/9/2018	8,228	—
BRL	1,465,000	USD	448,898	Deutsche Bank AG London	3/9/2018	1,906	—
BRL	2,384,417	USD	708,004	HSBC Bank USA	3/9/2018	25,719	—
BRL	2,866,000	USD	864,434	JPMorgan Chase Bank N.A.	3/9/2018	17,480	—
BRL	1,691,807	USD	514,268	Barclays Bank PLC Wholesale	4/6/2018	4,910	—
BRL	2,625,658	USD	808,795	Deutsche Bank AG London	4/6/2018	—	(3,038)
BRL	2,960,000	USD	877,505	HSBC Bank USA	4/6/2018	30,854	—
20	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	1,064,746	USD	322,123	JPMorgan Chase Bank N.A.	4/6/2018	$4,624	—
BRL	175,000	USD	54,997	State Street Bank London	4/6/2018	—	$(1,293)
CAD	2,781,802	USD	2,238,500	Citibank N.A.	4/20/2018	—	(68,537)
CAD	54,174	USD	42,902	State Street Bank London	4/20/2018	—	(642)
CHF	747,000	USD	805,240	HSBC Bank USA	5/18/2018	—	(8,986)
CLP	103,704,577	USD	174,469	State Street Bank London	4/6/2018	—	(251)
CNH	2,976,000	USD	473,012	HSBC Bank USA	5/11/2018	—	(4,681)
COP	4,488,622,382	USD	1,497,081	BNP Paribas SA	3/9/2018	69,087	—
COP	615,774,000	USD	204,562	Deutsche Bank AG London	3/9/2018	10,293	—
COP	70,198,000	USD	23,145	State Street Bank London	3/9/2018	1,349	—
COP	3,190,058,282	USD	1,108,236	HSBC Bank USA	5/4/2018	2,500	—
CZK	47,835,100	USD	2,305,197	Bank of America, N.A.	4/13/2018	—	(2,612)
CZK	3,536,087	USD	172,500	State Street Bank London	4/13/2018	—	(2,287)
CZK	23,694,000	USD	1,117,441	Bank of America, N.A.	12/18/2018	40,018	—
DKK	3,963,582	USD	656,937	Citibank N.A.	4/13/2018	—	(5,365)
EUR	189,394	USD	234,162	Barclays Bank PLC Wholesale	4/20/2018	—	(2,238)
EUR	475,725	USD	592,873	Goldman Sachs International	4/20/2018	—	(10,319)
EUR	164,000	USD	201,109	HSBC Bank USA	4/20/2018	—	(281)
EUR	187,469	USD	234,075	Royal Bank of Canada	4/20/2018	—	(4,508)
EUR	54,550	USD	66,805	State Street Bank London	4/20/2018	—	(5)
EUR	294,000	USD	363,302	Bank of America, N.A.	5/18/2018	—	(2,552)
GBP	1,173,242	USD	1,648,675	Bank of America, N.A.	5/18/2018	—	(27,985)
GBP	118,456	USD	166,380	State Street Bank London	5/18/2018	—	(2,748)
HUF	40,589,350	USD	163,604	Bank of America, N.A.	4/13/2018	—	(5,400)
HUF	340,786,157	USD	1,356,255	Citibank N.A.	4/13/2018	—	(27,982)
HUF	17,087,000	USD	69,015	State Street Bank London	4/13/2018	—	(2,415)
IDR	21,511,277,132	USD	1,602,691	HSBC Bank USA	5/4/2018	—	(49,660)
IDR	1,146,043,000	USD	85,341	State Street Bank London	5/4/2018	—	(2,601)
ILS	76,000	USD	22,424	HSBC Bank USA	4/23/2018	—	(517)
JPY	12,008,000	USD	112,931	Bank of America, N.A.	4/20/2018	5	—
JPY	641,350,000	USD	5,831,786	Citibank N.A.	4/20/2018	200,146	—
JPY	562,560,958	USD	5,107,041	HSBC Bank USA	4/20/2018	183,873	—
JPY	157,243,000	USD	1,464,377	JPMorgan Chase Bank N.A.	4/20/2018	14,501	—
JPY	8,442,000	USD	77,709	State Street Bank London	4/20/2018	1,689	—
KRW	44,452,456	USD	41,122	Barclays Bank PLC Wholesale	5/11/2018	—	(91)
MXN	5,566,000	USD	284,938	Goldman Sachs International	5/18/2018	6,735	—
MXN	989,165	USD	51,635	State Street Bank London	5/18/2018	200	—
MYR	2,324,747	USD	582,894	Deutsche Bank AG London	3/9/2018	9,248	—
MYR	11,041,131	USD	2,710,370	HSBC Bank USA	3/9/2018	101,941	—
MYR	135,000	USD	32,980	Deutsche Bank AG London	4/13/2018	1,357	—
MYR	400,744	USD	99,957	HSBC Bank USA	4/13/2018	1,973	—
MYR	1,705,629	USD	435,554	JPMorgan Chase Bank N.A.	4/13/2018	—	(1,723)
MYR	6,296,269	USD	1,600,434	Deutsche Bank AG London	5/11/2018	540	—
NZD	249,000	USD	182,939	BNP Paribas SA	5/18/2018	—	(3,448)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
PEN	3,243,000	USD	995,391	BNP Paribas SA	3/9/2018	—	$(2,844)
PEN	140,000	USD	43,105	State Street Bank London	3/9/2018	—	(257)
PHP	12,010,000	USD	229,374	Barclays Bank PLC Wholesale	4/6/2018	$131	—
PHP	12,108,000	USD	236,369	HSBC Bank USA	4/6/2018	—	(4,991)
PLN	1,661,011	USD	500,106	BNP Paribas SA	5/11/2018	—	(14,148)
PLN	2,991,970	USD	886,011	Citibank N.A.	5/11/2018	—	(10,657)
PLN	720,432	USD	213,722	State Street Bank London	5/11/2018	—	(2,947)
RON	1,198,293	USD	317,858	Bank of America, N.A.	4/13/2018	—	(3,577)
RON	902,000	USD	231,996	Citibank N.A.	4/13/2018	4,575	—
RON	886,000	USD	232,334	Deutsche Bank AG London	4/13/2018	40	—
RON	72,000	USD	18,880	State Street Bank London	4/13/2018	4	—
RUB	31,470,132	USD	553,926	State Street Bank London	4/13/2018	2,552	—
SEK	218,000	USD	27,297	State Street Bank London	4/20/2018	—	(891)
SEK	461,000	USD	55,992	Bank of America, N.A.	5/18/2018	—	(37)
SGD	41,000	USD	31,317	JPMorgan Chase Bank N.A.	5/11/2018	—	(329)
THB	10,231,430	USD	322,295	Citibank N.A.	5/4/2018	4,271	—
THB	10,232,000	USD	322,217	HSBC Bank USA	5/4/2018	4,368	—
TRY	1,210,609	USD	302,490	Barclays Bank PLC Wholesale	3/9/2018	15,207	—
TRY	401,000	USD	99,203	Deutsche Bank AG London	3/9/2018	6,030	—
TRY	246,000	USD	61,046	State Street Bank London	3/9/2018	3,511	—
TRY	917,000	USD	227,149	Deutsche Bank AG London	4/6/2018	11,539	—
TRY	935,000	USD	234,398	HSBC Bank USA	4/6/2018	8,975	—
TRY	380,000	USD	100,136	JPMorgan Chase Bank N.A.	4/6/2018	—	(1,225)
TRY	847,840	USD	220,421	State Street Bank London	4/6/2018	265	—
TWD	746,000	USD	25,970	Goldman Sachs International	6/8/2018	—	(315)
USD	359,273	ARS	6,980,000	BNP Paribas SA	3/9/2018	13,509	—
USD	233,800	ARS	4,676,000	Citibank N.A.	3/9/2018	2,168	—
USD	98,979	ARS	1,938,000	HSBC Bank USA	3/9/2018	2,977	—
USD	107,210	ARS	2,223,000	BNP Paribas SA	5/4/2018	379	—
USD	986,879	AUD	1,224,765	Citibank N.A.	5/18/2018	35,434	—
USD	381,391	AUD	486,000	Canadian Imperial Bank of Commerce	6/15/2018	3,795	—
USD	382,615	AUD	487,000	Citibank N.A.	6/15/2018	4,243	—
USD	128,450	AUD	160,000	HSBC Bank USA	6/15/2018	4,138	—
USD	32,416	AUD	41,000	JPMorgan Chase Bank N.A.	6/15/2018	561	—
USD	1,155,442	AUD	1,469,106	State Street Bank London	6/15/2018	14,026	—
USD	867,133	BRL	2,894,761	Barclays Bank PLC Wholesale	3/9/2018	—	(23,631)
USD	1,029,254	BRL	3,372,996	BNP Paribas SA	3/9/2018	—	(8,671)
USD	745,981	BRL	2,416,243	Deutsche Bank AG London	3/9/2018	2,465	—
USD	1,043,777	BRL	3,462,000	JPMorgan Chase Bank N.A.	3/9/2018	—	(21,536)
USD	21,127	BRL	69,000	State Street Bank London	3/9/2018	—	(106)
USD	522,832	BRL	1,730,000	Barclays Bank PLC Wholesale	4/6/2018	—	(8,067)
USD	914,248	BRL	3,004,917	Deutsche Bank AG London	4/6/2018	—	(7,895)
USD	525,409	BRL	1,736,686	JPMorgan Chase Bank N.A.	4/6/2018	—	(7,542)
22	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	179,284	BRL	587,691	State Street Bank London	4/6/2018	—	$(1,066)
USD	527,690	BRL	1,678,000	JPMorgan Chase Bank N.A.	5/3/2018	$14,202	—
USD	283,252	CAD	352,000	Citibank N.A.	4/20/2018	8,672	—
USD	82,139	CAD	103,000	JPMorgan Chase Bank N.A.	4/20/2018	1,793	—
USD	153,260	CAD	189,000	Royal Bank of Canada	4/20/2018	5,829	—
USD	53,916	CAD	67,000	State Street Bank London	4/20/2018	1,652	—
USD	460,291	CHF	427,000	HSBC Bank USA	5/18/2018	5,137	—
USD	472,354	CLP	300,246,000	BNP Paribas SA	4/6/2018	—	(32,044)
USD	1,370,093	CLP	847,974,785	HSBC Bank USA	4/6/2018	—	(54,461)
USD	111,203	CLP	70,179,000	State Street Bank London	4/6/2018	—	(6,694)
USD	348,580	CLP	211,495,850	Barclays Bank PLC Wholesale	5/11/2018	—	(6,569)
USD	823,422	CLP	527,058,270	BNP Paribas SA	5/11/2018	—	(61,626)
USD	275,413	CLP	180,864,000	Citibank N.A.	5/11/2018	—	(28,298)
USD	135,273	CLP	84,259,000	State Street Bank London	5/11/2018	—	(6,217)
USD	235,617	CNH	1,506,000	Citibank N.A.	5/11/2018	—	(1,381)
USD	368,503	COP	1,108,088,100	BNP Paribas SA	3/9/2018	—	(18,131)
USD	1,333,507	COP	3,835,515,282	HSBC Bank USA	3/9/2018	—	(4,779)
USD	81,326	COP	230,991,000	State Street Bank London	3/9/2018	729	—
USD	258,679	CZK	5,357,940	Goldman Sachs International	4/13/2018	769	—
USD	95,328	CZK	1,942,000	JPMorgan Chase Bank N.A.	4/13/2018	1,849	—
USD	14,771	CZK	302,000	Bank of America, N.A.	12/18/2018	18	—
USD	264,439	DKK	1,603,582	Citibank N.A.	4/13/2018	826	—
USD	26,592	DKK	159,000	JPMorgan Chase Bank N.A.	4/13/2018	454	—
USD	364,007	EGP	6,553,000	Deutsche Bank AG London	5/3/2018	—	(2,389)
USD	288,144	EUR	231,276	Barclays Bank PLC Wholesale	4/20/2018	4,932	—
USD	1,863,350	EUR	1,512,704	Citibank N.A.	4/20/2018	10,951	—
USD	631,458	EUR	508,000	Deutsche Bank AG London	4/20/2018	9,381	—
USD	117,331	EUR	94,000	Goldman Sachs International	4/20/2018	2,223	—
USD	119,037	EUR	96,000	HSBC Bank USA	4/20/2018	1,479	—
USD	726,398	EUR	583,000	JPMorgan Chase Bank N.A.	4/20/2018	12,479	—
USD	211,940	EUR	172,000	State Street Bank London	4/20/2018	1,316	—
USD	545,587	EUR	444,000	Bank of America, N.A.	5/18/2018	782	—
USD	117,355	EUR	95,000	BNP Paribas SA	5/18/2018	787	—
USD	1,010,397	EUR	819,000	Citibank N.A.	5/18/2018	5,451	—
USD	712,417	EUR	577,853	HSBC Bank USA	5/18/2018	3,368	—
USD	572,924	EUR	464,290	State Street Bank London	5/18/2018	3,221	—
USD	1,110,642	EUR	918,000	Bank of America, N.A.	12/18/2018	—	(35,391)
USD	1,434,267	GBP	1,015,000	Citibank N.A.	4/20/2018	33,754	—
USD	45,628	GBP	33,000	Bank of America, N.A.	5/18/2018	43	—
USD	169,316	HUF	42,544,000	Citibank N.A.	4/13/2018	3,493	—
USD	382,961	HUF	95,335,178	JPMorgan Chase Bank N.A.	4/13/2018	11,375	—
USD	169,127	IDR	2,303,286,500	Bank of America, N.A.	5/4/2018	2,838	—
USD	171,757	IDR	2,355,992,000	Barclays Bank PLC Wholesale	5/4/2018	1,664	—
USD	766,036	IDR	10,251,728,141	HSBC Bank USA	5/4/2018	25,901	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	23

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	108,486	ILS	372,000	BNP Paribas SA	4/23/2018	$1,257	—
USD	224,168	ILS	768,000	Citibank N.A.	4/23/2018	2,792	—
USD	227,841	ILS	783,000	HSBC Bank USA	4/23/2018	2,142	—
USD	3,496	ILS	12,000	State Street Bank London	4/23/2018	37	—
USD	333,280	ILS	1,156,863	Citibank N.A.	5/11/2018	—	$(494)
USD	222,761	ILS	772,000	Goldman Sachs International	5/11/2018	26	—
USD	170,954	INR	11,191,000	Goldman Sachs International	5/3/2018	934	—
USD	2,619,743	INR	168,250,640	Citibank N.A.	5/4/2018	63,843	—
USD	238,843	INR	15,477,000	HSBC Bank USA	5/4/2018	3,731	—
USD	455,708	INR	29,529,867	State Street Bank London	5/4/2018	7,119	—
USD	52,706	JPY	5,811,000	Bank of America, N.A.	4/20/2018	—	(1,946)
USD	246,438	JPY	26,049,000	Goldman Sachs International	4/20/2018	1,446	—
USD	954,098	JPY	101,853,763	JPMorgan Chase Bank N.A.	4/20/2018	—	(3,841)
USD	84,542	JPY	9,206,877	State Street Bank London	4/20/2018	—	(2,049)
USD	222,421	KRW	240,548,000	Deutsche Bank AG London	5/11/2018	389	—
USD	966,822	KRW	1,035,292,720	HSBC Bank USA	5/11/2018	11,223	—
USD	512,898	MXN	10,144,000	Citibank N.A.	5/18/2018	—	(18,675)
USD	1,087,421	MXN	20,984,861	HSBC Bank USA	5/18/2018	—	(12,242)
USD	144,975	MXN	2,722,000	JPMorgan Chase Bank N.A.	5/18/2018	2,335	—
USD	224,125	MXN	4,361,000	State Street Bank London	5/18/2018	—	(4,404)
USD	2,266,714	MYR	8,948,110	Deutsche Bank AG London	3/9/2018	—	(12,478)
USD	1,056,111	MYR	4,219,768	HSBC Bank USA	3/9/2018	—	(18,716)
USD	50,867	MYR	198,000	JPMorgan Chase Bank N.A.	3/9/2018	434	—
USD	249,109	MYR	1,012,560	Deutsche Bank AG London	4/13/2018	—	(8,439)
USD	866,728	MYR	3,477,999	HSBC Bank USA	4/13/2018	—	(17,910)
USD	49,567	MYR	195,000	Deutsche Bank AG London	5/11/2018	—	(17)
USD	247,610	MYR	973,206	HSBC Bank USA	5/11/2018	149	—
USD	455,397	PEN	1,483,000	HSBC Bank USA	3/9/2018	1,512	—
USD	571,341	PHP	29,055,000	Barclays Bank PLC Wholesale	4/6/2018	16,115	—
USD	147,880	PHP	7,533,000	Goldman Sachs International	4/6/2018	3,928	—
USD	29,626	PHP	1,513,000	HSBC Bank USA	4/6/2018	713	—
USD	422,692	PLN	1,442,308	BNP Paribas SA	4/13/2018	961	—
USD	407,386	PLN	1,393,684	Citibank N.A.	5/11/2018	—	(361)
USD	157,898	PLN	529,000	JPMorgan Chase Bank N.A.	5/11/2018	3,130	—
USD	214,627	RON	819,456	BNP Paribas SA	4/13/2018	—	(295)
USD	62,837	RON	236,000	JPMorgan Chase Bank N.A.	4/13/2018	941	—
USD	30,421	RON	118,775	State Street Bank London	4/13/2018	—	(731)
USD	989,061	RUB	56,234,841	State Street Bank London	4/13/2018	—	(5,325)
USD	15,968	SEK	129,000	Bank of America, N.A.	4/20/2018	342	—
USD	15,960	SEK	129,000	BNP Paribas SA	4/20/2018	335	—
USD	31,951	SEK	258,000	Citibank N.A.	4/20/2018	701	—
USD	45,909	SEK	364,000	JPMorgan Chase Bank N.A.	4/20/2018	1,819	—
USD	16,296	SEK	131,706	BNP Paribas SA	5/18/2018	310	—
USD	31,910	SEK	258,000	Citibank N.A.	5/18/2018	595	—
24	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	25,161	SEK	207,109	Deutsche Bank AG London	5/18/2018	$23	—
USD	363,033	SEK	2,934,000	Goldman Sachs International	5/18/2018	6,917	—
USD	15,992	SEK	129,000	HSBC Bank USA	5/18/2018	334	—
USD	43,970	SEK	359,000	State Street Bank London	5/18/2018	396	—
USD	2,854,301	SGD	3,741,360	State Street Bank London	5/11/2018	26,523	—
USD	66,754	THB	2,082,000	JPMorgan Chase Bank N.A.	5/4/2018	301	—
USD	102,320	THB	3,208,000	State Street Bank London	5/4/2018	—	$(73)
USD	434,669	TRY	1,766,711	Citibank N.A.	3/9/2018	—	(28,965)
USD	40,570	TRY	164,000	HSBC Bank USA	3/9/2018	—	(2,468)
USD	286,497	TRY	1,115,000	Barclays Bank PLC Wholesale	4/6/2018	—	(3,728)
USD	19,638	TRY	81,000	BNP Paribas SA	4/6/2018	—	(1,446)
USD	19,768	TRY	81,574	Citibank N.A.	4/6/2018	—	(1,465)
USD	19,925	TRY	82,000	HSBC Bank USA	4/6/2018	—	(1,419)
USD	107,375	TRY	415,000	State Street Bank London	4/6/2018	—	(647)
USD	327,934	TWD	9,474,000	Citibank N.A.	5/11/2018	2,921	—
USD	517,215	TWD	15,001,000	HSBC Bank USA	5/11/2018	2,595	—
USD	794,309	TWD	22,948,000	Citibank N.A.	6/8/2018	5,125	—
USD	220,703	ZAR	2,916,973	Bank of America, N.A.	3/9/2018	—	(26,365)
USD	101,197	ZAR	1,232,198	JPMorgan Chase Bank N.A.	3/9/2018	—	(3,170)
USD	964,080	ZAR	11,742,588	Barclays Bank PLC Wholesale	5/11/2018	—	(21,670)
USD	1,164,400	ZAR	14,114,665	Citibank N.A.	5/11/2018	—	(20,477)
USD	107,627	ZAR	1,266,911	HSBC Bank USA	5/11/2018	1,274	—
USD	295,288	ZAR	3,473,000	JPMorgan Chase Bank N.A.	5/11/2018	3,742	—
USD	93,074	ZAR	1,110,000	State Street Bank London	5/11/2018	—	(106)
ZAR	410,000	USD	33,067	Bank of America, N.A.	3/9/2018	1,660	—
ZAR	2,161,000	USD	167,191	Citibank N.A.	3/9/2018	15,846	—
ZAR	2,183,000	USD	160,347	Deutsche Bank AG London	3/9/2018	24,553	—
ZAR	4,514,711	USD	369,807	Barclays Bank PLC Wholesale	5/11/2018	9,188	—
						$1,293,471	$(963,744)
WRITTEN OPTIONS
Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Calls
5-Year Credit Default Swap	Goldman Sachs & Company	CDX.IG.S29	Sell	0.700%	Apr 2018	USD	4,200,000	$3,780	$(26,272)
								$3,780	$(26,272)
Puts
5-Year Credit Default Swap	Barclays Capital	CDX.EM.S28	Buy	0.950%	Mar 2018	USD	1,300,000	$694	$(500)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	25

Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
5-Year Credit Default Swap	Goldman Sachs & Company	CDX.IG.S29	Buy	0.700%	Apr 2018	USD	4,200,000	$3,780	$(4,222)
5-Year Credit Default Swap	Barclays Capital	CDX.HY.S29	Buy	0.960%	Jun 2018	USD	1,850,000	6,752	(3,325)
5-Year Credit Default Swap	Barclays Capital	CDX.IG.S29	Buy	0.800%	Jun 2018	USD	4,200,000	3,675	(5,897)
								$14,901	$(13,944)
								$18,681	$(40,216)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A.	20,300,000	INR	Fixed 6.175%	INR MIFOR	Semi-Annual	Semi-Annual	Oct 2021	$2	$4,854	$4,856
Goldman Sachs and Company	1,350,000	BRL	Fixed 9.945%	BRL CDI	At maturity	At maturity	Jul 2021	—	(15,466)	$(15,466)
Goldman Sachs and Company	550,000	BRL	BRL CDI	Fixed 10.210%	At maturity	At maturity	Jul 2021	—	7,590	$7,590
Goldman Sachs and Company	1,450,000	BRL	BRL CDI	Fixed 9.525%	At maturity	At maturity	Jan 2022	—	10,563	$10,563
								$2	$7,541	$7,543
Centrally cleared	2,240,000	USD	USD LIBOR BBA	Fixed 2.498%	Semi-Annual	Quarterly	Feb 2020	—	(18,509)	(18,509)
Centrally cleared	7,000,000	CZK	Fixed 0.940%	CZK PRIBOR PRBO	Annual	Semi-Annual	Mar 2022	—	6,605	6,605
Centrally cleared	1,100,000	CZK	Fixed 0.725%	CZK PRIBOR PRBO	Annual	Semi-Annual	Apr 2022	—	1,637	1,637
Centrally cleared	2,900,000	PLN	Fixed 2.427%	PLN WIBOR WIBO	Annual	Semi-Annual	Oct 2022	—	550	550
Centrally cleared	2,600,000	CZK	CZK PRIBOR PRBO	Fixed 1.385%	Annual	Semi-Annual	Oct 2022	—	(1,169)	(1,169)
Centrally cleared	1,150,000	PLN	Fixed 2.580%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2022	—	(1,968)	(1,968)
Centrally cleared	1,150,000	PLN	Fixed 2.555%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2022	—	(1,571)	(1,571)
Centrally cleared	8,300,000	CZK	CZK PRIBOR PRBO	Fixed 1.740%	Annual	Semi-Annual	Feb 2023	—	970	970
Centrally cleared	2,240,000	USD	Fixed 2.777%	USD LIBOR BBA	Semi-Annual	Quarterly	Feb 2023	—	(1,963)	(1,963)
Centrally cleared	155,440	PLN	Fixed 3.160%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(631)	(631)
Centrally cleared	239,565	PLN	Fixed 3.160%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(632)	(632)
Centrally cleared	628,859	PLN	Fixed 3.149%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(2,368)	(2,368)
Centrally cleared	476,136	PLN	Fixed 3.158%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(1,901)	(1,901)
Centrally cleared	780,000	USD	Fixed 2.669%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2046	—	49,284	49,284
								—	$28,334	$28,334
								$2	$35,875	$35,877

26	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Barclays Bank	Republic of Chile	375,000	USD	$ 375,000	1.000%	Quarterly	Dec 2022	$ (7,212)	$ (2,843)	$ (10,055)
Barclays Bank	United Mexican States	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	1,567	(1,454)	113
Barclays Bank	Republic of South Africa	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	12,124	(5,485)	6,639
Barclays Bank	Republic of Turkey	550,000	USD	550,000	1.000%	Quarterly	Dec 2022	19,418	(4,185)	15,233
Barclays Bank	Republic of Peru	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	(3,097)	(1,867)	(4,964)
Barclays Bank	Federative Republic of Brazil	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	14,036	(5,594)	8,442
Barclays Bank	Republic of Indonesia	190,000	USD	190,000	1.000%	Quarterly	Dec 2022	127	(1,758)	(1,631)
Barclays Bank	Penerbangan Malaysia Bhd	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	(5,755)	(1,472)	(7,227)
Barclays Bank	Republic of Turkey	220,000	USD	220,000	1.000%	Quarterly	Dec 2022	10,506	(4,413)	6,093
Barclays Bank	Murphy Oil Corp.	10,000	USD	10,000	1.000%	Quarterly	Dec 2022	110	173	283
Barclays Bank	United Mexican States	470,000	USD	470,000	1.000%	Quarterly	Dec 2022	(420)	561	141
Barclays Bank	Russian Federation	105,000	USD	105,000	1.000%	Quarterly	Dec 2022	(1,410)	414	(996)
Barclays Bank	iTraxx Europe Crossover Series 28	300,000	EUR	371,130	5.000%	Quarterly	Dec 2022	(39,858)	(596)	(40,454)
BNP Paribas SA	Murphy Oil Corp.	40,000	USD	40,000	1.000%	Quarterly	Dec 2022	611	522	1,133
Citibank N.A.	Republic of Turkey	280,000	USD	280,000	1.000%	Quarterly	Dec 2021	17,467	(14,553)	2,914
Citibank N.A.	CenturyLink, Inc.	20,000	USD	20,000	1.000%	Quarterly	Jun 2022	2,012	(235)	1,777
Citibank N.A.	CenturyLink, Inc.	50,000	USD	50,000	1.000%	Quarterly	Jun 2022	4,955	(512)	4,443
Citibank N.A.	CenturyLink, Inc.	100,000	USD	100,000	1.000%	Quarterly	Jun 2022	10,869	(1,983)	8,886
Citibank N.A.	CenturyLink, Inc.	29,606	USD	29,606	1.000%	Quarterly	Jun 2022	2,911	(280)	2,631
Citibank N.A.	Republic of Korea	300,000	USD	300,000	1.000%	Quarterly	Dec 2022	(4,132)	(3,180)	(7,312)
Citibank N.A.	Republic of Turkey	150,000	USD	150,000	1.000%	Quarterly	Dec 2022	7,263	(3,109)	4,154
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	27

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A.	Anadarko Petroleum Corp.	55,000	USD	$ 55,000	1.000%	Quarterly	Dec 2022	$ (689)	$ 168	$ (521)
Goldman and Sachs Company	CenturyLink, Inc.	30,000	USD	30,000	1.000%	Quarterly	Jun 2022	3,035	(369)	2,666
Goldman and Sachs Company	CenturyLink, Inc.	50,000	USD	50,000	1.000%	Quarterly	Jun 2022	4,919	(476)	4,443
Goldman and Sachs Company	CDX.EM.28	674,150	USD	674,150	1.000%	Quarterly	Dec 2022	26,041	(20,797)	5,244
Goldman and Sachs Company	Murphy Oil Corp.	45,000	USD	45,000	1.000%	Quarterly	Dec 2022	495	780	1,275
Goldman and Sachs Company	Murphy Oil Corp.	15,000	USD	15,000	1.000%	Quarterly	Dec 2022	165	260	425
Goldman and Sachs Company	Murphy Oil Corp.	45,000	USD	45,000	1.000%	Quarterly	Dec 2022	883	392	1,275
Goldman and Sachs Company	Murphy Oil Corp.	25,000	USD	25,000	1.000%	Quarterly	Dec 2022	543	165	708
Goldman and Sachs Company	Murphy Oil Corp.	25,000	USD	25,000	1.000%	Quarterly	Dec 2022	489	219	708
Goldman and Sachs Company	Murphy Oil Corp.	85,000	USD	85,000	1.000%	Quarterly	Dec 2022	1,481	927	2,408
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	505,000	USD	505,000	1.000%	Quarterly	Jun 2022	29,558	(22,420)	7,138
JPMorgan Chase Bank, N.A.	The Kroger Company	75,000	USD	75,000	1.000%	Quarterly	Dec 2022	166	(1,011)	(845)
JPMorgan Chase Bank, N.A.	The Kroger Company	75,000	USD	75,000	1.000%	Quarterly	Dec 2022	166	(1,011)	(845)
JPMorgan Chase Bank, N.A.	The Kroger Company	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	—	(1,127)	(1,127)
JPMorgan Chase Bank, N.A.	The Kroger Company	143,000	USD	143,000	1.000%	Quarterly	Dec 2022	(573)	(1,039)	(1,612)
JPMorgan Chase Bank, N.A.	The Kroger Company	102,000	USD	102,000	1.000%	Quarterly	Dec 2022	(729)	(415)	(1,144)
JPMorgan Chase Bank, N.A.	The Kroger Company	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	(1,430)	303	(1,127)
Merrill Lynch International Bank, Ltd.	Anadarko Petroleum Corp.	55,000	USD	55,000	1.000%	Quarterly	Dec 2022	(687)	166	(521)
Merrill Lynch International Bank, Ltd.	Anadarko Petroleum Corp.	60,000	USD	60,000	1.000%	Quarterly	Dec 2022	(751)	182	(569)
Merrill Lynch Pierce Fenner & Smith, Inc.	Anadarko Petroleum Corp.	25,000	USD	25,000	1.000%	Quarterly	Dec 2022	(325)	88	(237)
				$ 7,424,886				$ 104,849	$ (96,864)	$ 7,985
28	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Series 26 Version 1	2,180,000	EUR	$ 2,348,078	1.000%	Quarterly	Dec 2021	$ (23,090)	$ (44,576)	$ (67,666)
Centrally cleared	iTraxx Europe Series 27 Version 1	225,000	EUR	240,278	1.000%	Quarterly	Jun 2022	(2,504)	(4,653)	(7,157)
Centrally cleared	iTraxx Europe Crossover Series 27 Version 1	125,000	EUR	133,488	5.000%	Quarterly	Jun 2022	(10,654)	(7,858)	(18,512)
Centrally cleared	iTraxx Europe Series 27 Version 1	90,000	EUR	98,865	1.000%	Quarterly	Jun 2022	(1,491)	(1,372)	(2,863)
Centrally cleared	iTraxx Europe Crossover Series 27 Version 1	80,000	EUR	87,880	5.000%	Quarterly	Jun 2022	(8,361)	(3,487)	(11,848)
Centrally cleared	CDX.NA.IG.29	2,000,000	USD	2,000,000	1.000%	Quarterly	Dec 2022	(40,897)	(2,134)	(43,031)
Centrally cleared	CDX.NA.HY.29	2,370,000	USD	2,370,000	5.000%	Quarterly	Dec 2022	(174,928)	(8,418)	(183,346)
Centrally cleared	iTraxx Europe Crossover Series 28	600,000	EUR	747,690	5.000%	Quarterly	Dec 2022	(83,090)	457	(82,633)
				$ 8,026,279				$(345,015)	$ (72,041)	$(417,056)
				$15,451,165				$(240,166)	$(168,905)	$(409,071)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman and Sachs Company	Weatherford International, Ltd.	2.355%	50,000	USD	$ 50,000	1.000%	Quarterly	Dec 2019	$ (1,384)	$ 298	$(1,086)
JPMorgan Chase Bank, N.A.	Humana, Inc.	0.107%	180,000	USD	180,000	1.000%	Quarterly	Dec 2018	179	1,476	1,655
					$230,000				$(1,205)	$1,774	$ 569

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	29

DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
MIFOR	Mumbai Interbank Forward Offer Rate
PRIBOR	Prague Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $894,361,043. Net unrealized appreciation aggregated to $20,650,141, of which $38,977,717 related to gross unrealized appreciation and $18,327,576 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
30	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $889,302,575) including $417,176 of securities loaned	$914,663,748
Affiliated investments, at value (Cost $426,442)	426,415
Total investments, at value (Cost $889,729,017)	915,090,163
Unrealized appreciation on forward foreign currency contracts	1,293,471
Receivable for centrally cleared swaps (including collateral of $262,300)	349,172
Swap contracts, at value (including net unamortized upfront payment on swaps $171,219)	113,836
Cash	290,065
Foreign currency, at value (Cost $1,422,505)	1,423,851
Cash held at broker for futures contracts	31,517
Receivable for investments sold	6,603,628
Receivable for delayed delivery securities sold	23,522,352
Receivable for fund shares sold	229,320
Dividends and interest receivable	7,323,551
Receivable for securities lending income	1,138
Other receivables and prepaid expenses	62,634
Total assets	956,334,698
Liabilities
Payable for sale commitments outstanding, at value (proceeds received $24,546,949)	24,153,881
Payable for futures variation margin	7,028
Unrealized depreciation on forward foreign currency contracts	963,744
Written options, at value (premium received $18,681)	40,216
Swap contracts, at value (net unamortized upfront payment on swaps $67,573)	97,739
Payable for investments purchased	11,409,345
Payable for delayed delivery securities purchased	28,983,522
Payable for fund shares repurchased	3,271,649
Payable upon return of securities loaned	426,491
Distributions payable	21
Payable to affiliates
Accounting and legal services fees	50,349
Transfer agent fees	2,622
Trustees' fees	1,551
Investment management fees	51
Other liabilities and accrued expenses	167,714
Total liabilities	69,575,923
Net assets	$886,758,775
Net assets consist of
Paid-in capital	$860,358,927
Accumulated distributions in excess of net investment income	(1,302,987)
Accumulated net realized gain (loss) on investments, futures contracts, options written, foreign currency transactions and swap contracts	1,782,629
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, translation of assets and liabilities in foreign currencies and swap contracts	25,920,206
Net assets	$886,758,775

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       31

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($30,769,633 ÷ 2,885,693 shares)[1]	$10.66
Class C ($570,692 ÷ 53,517 shares)[1]	$10.66
Class NAV ($855,418,450 ÷ 80,170,530 shares)	$10.67
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.10

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       32

STATEMENT OF OPERATIONS   For the six months ended 2-28-18 (unaudited)

Investment income
Interest	$15,883,109
Dividends	1,306,359
Securities lending	11,638
Less foreign taxes withheld	(74,459)
Total investment income	17,126,647
Expenses
Investment management fees	3,306,235
Distribution and service fees	45,507
Accounting and legal services fees	74,574
Transfer agent fees	15,509
Trustees' fees	7,546
State registration fees	21,664
Printing and postage	19,651
Professional fees	50,913
Custodian fees	92,274
Other	13,681
Total expenses	3,647,554
Less expense reductions	(161,343)
Net expenses	3,486,211
Net investment income	13,640,436
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	9,299,765
Affiliated investments	11,139
Futures contracts	146,468
Forward foreign currency contracts	(761,079)
Written options	24,401
Swap contracts	(397,428)
8,323,266
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(17,119,753)
Affiliated investments	2
Futures contracts	(10,208)
Forward foreign currency contracts	854,995
Written options	(28,759)
Swap contracts	315,664
(15,988,059)
Net realized and unrealized loss	(7,664,793)
Increase in net assets from operations	$5,975,643

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       33

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$13,640,436	$29,830,783
Net realized gain	8,323,266	13,508,520
Change in net unrealized appreciation (depreciation)	(15,988,059)	(464,059)
Increase in net assets resulting from operations	5,975,643	42,875,244
Distributions to shareholders
From net investment income
Class A	(424,029)	(975,544)
Class C	(5,993)	(12,565)
Class NAV	(14,526,826)	(28,196,026)
From net realized gain
Class A	(246,081)	—
Class C	(4,349)	—
Class NAV	(7,370,141)	—
Total distributions	(22,577,419)	(29,184,135)
From fund share transactions	(3,981,650)	(49,876,083)
Total decrease	(20,583,426)	(36,184,974)
Net assets
Beginning of period	907,342,201	943,527,175
End of period	$886,758,775	$907,342,201
Undistributed (accumulated distributions in excess of) net investment income	($1,302,987)	$13,425

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       34

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.86		$10.70	$10.21	$10.56
Net investment income[3]	0.14		0.31	0.31	0.12
Net realized and unrealized gain (loss) on investments	(0.09)		0.15	0.51	(0.35)
Total from investment operations	0.05		0.46	0.82	(0.23)
Less distributions
From net investment income	(0.16)		(0.30)	(0.29)	(0.12)
From net realized gain	(0.09)		—	(0.04)	—
Total distributions	(0.25)		(0.30)	(0.33)	(0.12)
Net asset value, end of period	$10.66		$10.86	$10.70	$10.21
Total return (%)[4,5]	0.45	[6]	4.37	8.18	(2.20	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$31		$27	$24	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[7]	1.22	1.18 [8]	1.20	[7]
Expenses including reductions	1.12	[7]	1.12	1.08 [8]	1.12	[7]
Net investment income	2.67	[7]	2.88	2.99	2.76	[7]
Portfolio turnover (%)	34		69	72	76	[9]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class A shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
[9]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       35

Class C Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.86		$10.70	$10.21	$10.56
Net investment income[3]	0.10		0.23	0.23	0.09
Net realized and unrealized gain (loss) on investments	(0.09)		0.15	0.51	(0.35)
Total from investment operations	0.01		0.38	0.74	(0.26)
Less distributions
From net investment income	(0.12)		(0.22)	(0.21)	(0.09)
From net realized gain	(0.09)		—	(0.04)	—
Total distributions	(0.21)		(0.22)	(0.25)	(0.09)
Net asset value, end of period	$10.66		$10.86	$10.70	$10.21
Total return (%)[4,5]	0.08	[6]	3.60	7.37	(2.50	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	[8]	1.92	1.88 [9]	1.90	[8]
Expenses including reductions	1.87	[8]	1.87	1.83 [9]	1.87	[8]
Net investment income	1.93	[8]	2.14	2.19	2.03	[8]
Portfolio turnover (%)	34		69	72	76	[10]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class C shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
[10]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       36

Class NAV Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$10.87		$10.71	$10.22	$11.25	$10.89	$11.06
Net investment income[2]	0.16		0.35	0.34	0.32	0.36	0.35
Net realized and unrealized gain (loss) on investments	(0.09)		0.15	0.51	(0.66)	0.63	(0.12)
Total from investment operations	0.07		0.50	0.85	(0.34)	0.99	0.23
Less distributions
From net investment income	(0.18)		(0.34)	(0.32)	(0.41)	(0.35)	(0.39)
From net realized gain	(0.09)		—	(0.04)	(0.28)	(0.28)	(0.01)
Total distributions	(0.27)		(0.34)	(0.36)	(0.69)	(0.63)	(0.40)
Net asset value, end of period	$10.67		$10.87	$10.71	$10.22	$11.25	$10.89
Total return (%)[3]	0.63	[4]	4.75	8.58	(3.05)	9.30	2.05
Ratios and supplemental data
Net assets, end of period (in millions)	$855		$879	$919	$901	$965	$1,033
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[5]	0.80	0.76 [6]	0.78	0.79	0.79
Expenses including reductions	0.76	[5]	0.76	0.72 [6]	0.75	0.75	0.76
Net investment income	3.04	[5]	3.24	3.31	2.99	3.22	3.11
Portfolio turnover (%)	34		69	72	76	59	69

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       37

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Spectrum Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income with moderate share price fluctuation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant

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event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$235,971,812	—	$235,971,812	—
Foreign government obligations	129,549,891	—	129,549,891	—
Corporate bonds	301,097,833	—	300,897,833	$200,000
Convertible bonds	420,218	—	420,218	—
Municipal bonds	2,896,914	—	2,896,914	—
Term loans	68,615,612	—	68,615,612	—
Collateralized mortgage obligations	22,478,214	—	22,478,214	—
Asset backed securities	35,065,380	—	35,065,380	—
Common stocks	89,332,584	$86,065,539	3,267,045	—
Preferred securities	2,815,746	2,815,746	—	—
Exchange-traded funds	106,875	106,875	—	—
Purchased options	66,813	41,907	24,906	—
Securities lending collateral	426,415	426,415	—	—
Short-term investments	26,245,856	21,832,787	4,413,069	—
Total investments in securities	$915,090,163	$111,289,269	$803,600,894	$200,000
Liabilities
Sale commitments outstanding	$(24,153,881)	—	$(24,153,881)	—
Derivatives:
Assets
Futures	$111,357	$111,357	—	—
Forward foreign currency contracts	1,293,471	—	$1,293,471	—
Swap contracts	172,882	—	172,882	—
Liabilities
Futures	(107,222)	(95,317)	(11,905)	—
Forward foreign currency contracts	(963,744)	—	(963,744)	—

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	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Written options	(40,216)	—	($40,216)	—
Swap contracts	(545,507)	—	(545,507)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At February 28, 2018, the fund had $12,696 in unfunded loan commitments outstanding.

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Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement(s) of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2018, the fund loaned securities valued at $417,176 and received $426,491 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

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Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018 were $2,041.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. The fund typically declares and pays capital gain distributions, if any, at least, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, amortization and accretion on debt securities, and wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of

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liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and centrally-cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and receivable for centrally-cleared swaps, respectively. Securities pledged by the fund for exchange-traded and centrally-cleared transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the

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contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2018, the fund used futures contracts to gain exposure to treasuries markets and foreign bond markets, manage against anticipated interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased. The fund held futures contracts with notional values ranging from $57.9 million to $87.3 million, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $106.9 million to $160.0 million, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund. A credit default swaption is an option to enter into a credit default swap.

During the six months ended February 28, 2018, the fund used purchased options contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency or a credit index, take a long position in the exposure of the benchmark, manage against potential credit events and as a substitute for securities purchased. The fund held purchased options contracts with market values ranging from $11,849 to $66,813, as measured at each quarter end.

During the six months ended February 28, 2018, the fund wrote option contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency or a credit index, take a long position in the exposure of the benchmark,

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manage against potential credit events and as a substitute for securities purchased. The fund held written options contracts with market values ranging from $16,441 to $40,216, as measured at each quarter end.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended February 28, 2018, the fund used interest rate swap contracts to manage duration of the fund and manage against anticipated interest rate changes. The fund held interest rate swaps with total USD notional amounts ranging from $9.3 million to $12.9 million, as measured at each quarter end.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the six months ended February 28, 2018, the fund used CDS as a Buyer of protection to manage against potential credit events. The fund held credit default swap contracts with total USD notional amounts ranging from $14.2 million to $18.1 million, as measured at each quarter end.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

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During the six months ended February 28, 2018, the fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit. The fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $180,000 to $230,000 as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures	Futures†	$111,357	($107,222)
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	1,293,471	(963,744)
Credit	Investments, at value*	Purchased options	567	—
Foreign currency	Investments, at value*	Purchased options	24,339	—
Interest rate	Investments, at value*	Purchased options	41,907	—
Credit	Written options, at value	Written options	—	(40,216)
Credit	Swap contracts, at value	Credit default swaps^	90,827	(499,329)
Interest rate	Swap contracts, at value	Interest rate swaps^	82,055	(46,178)
			$1,644,523	($1,656,689)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.
* Purchased options are included in Fund's investments.
^ Reflects cumulative value of swap contracts. Receivable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions [1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Credit	($52,897)	—	—	$9,596	($464,366)	($507,667)
Foreign currency	(172,262)	—	($761,079)	5,462	—	(927,879)
Interest rate	68,975	$146,468	—	9,343	66,938	291,724
Total	($156,184)	$146,468	($761,079)	$24,401	($397,428)	($1,143,822)
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       46

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies [1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Credit	$18,323	—	—	($24,318)	$245,622	$239,627
Foreign currency	61,519	—	$854,995	(4,441)	—	912,073
Interest rate	995	($10,208)	—	—	70,042	60,829
Total	$80,837	($10,208)	$854,995	($28,759)	$315,664	$1,212,529
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.800% of the first $250 million of the fund's aggregate daily net assets; and b) 0.725% of the aggregate daily net assets in excess of $250 million. Aggregate net assets include the net assets of the fund and New Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A and Class C shares to the extent necessary to maintain the total operating expenses at 1.12% and 1.87% for Class A and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       47

The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

For the six months ended February 28, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$11,689	Class NAV	$149,561
Class C	93	Total	$161,343

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2018 were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class: 0.30% for Class A and 1.00% for Class C shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $76,293 for the six months ended February 28, 2018. Of this amount, $10,808 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $65,170 was paid as sales commissions to broker-dealers and $315 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018, CDSCs received by the Distributor amounted to $129 and $52 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       48

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$42,797	$15,219
Class C	2,710	290
Total	$45,507	$15,509

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	604,292	$6,536,814	2,918,279	$31,025,269
Distributions reinvested	62,089	669,852	91,349	975,033
Repurchased	(295,315)	(3,200,545)	(2,721,685)	(29,252,410)
Net increase	371,066	$4,006,121	287,943	$2,747,892
Class C shares
Sold	12,446	$134,696	33,189	$352,922
Distributions reinvested	957	10,326	1,167	12,441
Repurchased	(11,580)	(125,107)	(44,964)	(476,949)
Net increase (decrease)	1,823	$19,915	(10,608)	($111,586)
Class NAV shares
Sold	1,106,737	$11,990,036	2,788,712	$29,450,726
Distributions reinvested	2,027,486	21,896,967	2,641,332	28,196,026
Repurchased	(3,888,934)	(41,894,689)	(10,313,414)	(110,159,141)
Net decrease	(754,711)	($8,007,686)	(4,883,370)	($52,512,389)
Total net decrease	(381,822)	($3,981,650)	(4,606,035)	($49,876,083)

Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $261,668,201 and $279,194,675, respectively, for the six months ended February 28, 2018. Purchases and sales of U.S. Treasury obligations aggregated $38,471,520 and $26,880,324, respectively, for the six months ended February 28, 2018.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2018, funds within the John Hancock group of funds complex held 96.4% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	39.0%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	17.8%

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       49

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	13.9%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	11.8%

Note 9 — Other Matters

The Trust and several of its funds, including Spectrum Income Fund (the fund), have been named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout ("LBO") transaction in 2007 whereby the Tribune Company ("Tribune") converted to a privately held company. In Kirchner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the "FitzSimons Action"), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the "SLCFC Actions").The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned in re Tribune Company Fraudulent Conveyance Litigation,No.11-md-2696 (S.D.N.Y.). The total amount at issue for the Spectrum Income Fund is approximately $2.1 million.

On September 23,2013, the District Court granted defendants' omnibus motion to dismiss the SLCFC Actions, concluding that the creditors lacked standing. Plaintiffs appealed to the U.S. Court of Appeals for the Second Circuit, and on March 29,2016, the Second Circuit affirmed the dismissal of the state law constructive fraudulent transfer claims alleged in the SLCFC Actions. The Second Circuit concluded that the creditors had standing to pursue the claims, but that the claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On September 9, 2016, Plaintiffs filed a petition requesting that the U.S. Supreme Court agree to review the Second Circuit's decision. The shareholder defendants filed a joint brief in opposition to the petition on October 24, 2016. The Supreme Court has not yet granted or denied the petition. Separately, in the FitzSimons Action, the shareholder defendants moved to dismiss the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. Federal law. On January 6, 2017, the Court granted the defendants' motion to dismiss the intentional fraudulent conveyance claim. On February 23, 2017, the judge issued an order stating that he intends to permit an interlocutory appeal of the dismissal order but will wait to do so until the Court has resolved the remaining motions to dismiss filed by the other defendants. On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff's request without prejudice to renewal of the request in the event of an intervening change in the law. On February 27, 2018, the Supreme Court affirmed the Seventh Circuit's ruling on the Merit Management case, holding that Section 546(e)'s safe harbor does not apply when the financial institution is merely a conduit. On March 23, 2018, the defendants received a settlement demand from the plaintiffs. The settlement offer terminates on May 11, 2018 and is under review by the defendants.

At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on the fund's net asset value.

On June 30, 2016, the fund received a reimbursement from T. Rowe Price Associates Inc., the fund's subadvisor, due to a proxy voting error by the subadvisor in relation to a tender offer for shares of Dell Inc. The fund received a payment from the subadvisor of approximately $600,000. On December 14, 2017, the Delaware Supreme Court reversed and remanded the appraisal decision by the Delaware Chancery Court related to the Dell Inc. tender offer, which may lead to a change in the appraisal value. The reimbursement agreement with the subadvisor allowed for adjustments to the payments made to the fund should the appraisal

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       50

value change at a future date. At this time, the fund cannot predict the outcome of these proceedings and therefore, is unable to determine a reasonable estimate of a liability, if any, to the subadvisor, which may be up to the amount the fund received.

Note 10 — New Rule Issuance

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       51

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       52

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Spectrum Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437337	459SA 2/18 4/18

John Hancock

Strategic Income Opportunities Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Markets around the world experienced a meaningful rise in volatility in the last few weeks of the reporting period. Stocks and certain fixed-income assets declined as investors reacted to signs of rising inflation and the prospect of tighter monetary policy in the United States. Longer-term yields climbed sharply, as investors sold long-dated U.S. Treasury debt.

While some in the asset management community believe the dip in risk assets will be temporary, it's likely that the era of extremely low volatility is behind us for the time being. In fact, recent market behavior is likely representative of the balancing act investors will face in the year ahead: Continued solid economic growth will lead to a continued normalizing of monetary policy, meaning higher borrowing costs and greater headwinds for interest-rate-sensitive securities. Outside of the United States, central banks have also signaled that the future won't be as stimulative as the recent past.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Strategic Income Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
42	Financial statements
46	Financial highlights
52	Notes to financial statements
63	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 1-4-10. The returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Yields jumped on inflation jitters

Yields moved up during the period, as previously tepid inflation data finally showed signs of gathering steam.

The Fed continued to raise interest rates

The Fed—with a change at the helm—continued to push to normalize monetary policy, raising short-term interest rates and reducing the size of its balance sheet.

The fund outperformed its benchmark

Against this backdrop, credit-sensitive securities outpaced interest-rate-sensitive debt, and the fund, which recorded a small decline for the period, outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

PORTFOLIO COMPOSITION AS OF 2/28/18 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Investments in higher-yielding, lower-rated securities include a higher risk of default. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market's perception of issuer creditworthiness. Loan participations and assignments involve additional risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and extended settlement risk. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are affected by fluctuations in exchange rates. Derivatives transactions, including hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       3

Discussion of fund performance

An interview with Portfolio Manager Daniel S. Janis III, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Daniel S. Janis III
Portfolio Manager
John Hancock Asset Management

It was a rather challenging period for fixed-income investors during the six months ended February 28, 2018, with longer-term yields rising sharply. What's been driving those rate movements?

What's been good news for the economy hasn't been great news for the bond markets. Employment and jobs reports during the period continued to show signs of strength, and we've begun to see a bit of an uptick in wages, which for quite some time have been relatively flat. These positive reports translated into some inflationary concerns toward the tail end of the fund's reporting period, and over the course of the entire period, yields on 10-year U.S. Treasuries jumped 71 basis points to 2.87% as of the end of February.

In this environment, U.S. government debt, which is highly sensitive to interest-rate movements, sold off, while highly rated corporate debt also generally posted slight declines. High-yield and emerging-market debt, meanwhile, posted mixed results, with the former up slightly and the latter essentially flat.

What effect has the U.S. Federal Reserve (Fed) had on interest rates?

The Fed, as expected, continued the process of normalizing short-term interest rates, with 25 basis point hikes in December 2017 and then again in March 2018, a few weeks after the end of the reporting period. The consensus is that the Fed is likely to hike rates two or possibly three more times this year, but the future trajectory of short-term rates after that gets a little murkier. In February, Jerome Powell took over for Janet Yellen as chair of the Fed, and while we don't anticipate a significant shift in governing style, he may take a slightly more hawkish approach to removing stimulus from the financial system and setting monetary policy.

What positions detracted from the fund's relative performance?

The fund's allocation to emerging-market debt, which finished the period at 17.2%, had something of a mixed effect on returns. The real story here has been the steady slide of the U.S. dollar since last November. We actively tailor the fund's currency exposure independent of our international allocation decisions, and relatively little of the fund's emerging-market debt positioning was denominated in local currency or had outright exposure to foreign currency; as a result, the fund didn't benefit directly from a weaker U.S. dollar.

That said, we continue to hold a positive view of emerging-market debt in general, specifically with regard to the markets where the fund's exposure is concentrated: Mexico, Indonesia, Brazil, and the

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       4

"What's been good news for the economy hasn't been great news for the bond markets."
Philippines. We continued to emphasize higher-quality countries with compelling relative valuations and a degree of insulation from external capital flows; late in the period, our research led us to boost the fund's weightings in India and Colombia. While emerging markets may, over the short term, experience pockets of volatility as investors' risk appetites change, we continue to find the asset class one of the more compelling long-term opportunities in the fixed-income markets.

The fund also lost some ground on the currency front due to positioning in the U.S. dollar versus the Brazilian real and the Mexican peso. However, this was partially offset by a position in the U.S. dollar versus the Chilean peso. Overall, though, the fund's currency exposure, frequently implemented using forward currency contracts, was a net detractor from relative performance versus the benchmark over the period. Looking ahead, we continue to seek out opportunities in non-U.S. dollar assets on the belief that they may help augment returns if, as we expect, the U.S. dollar remains in a longer-term downtrend.

What positions contributed positively to fund performance?

The fund's positioning in high-yield bonds was one of the major contributors to performance. High-yield bonds (generally those rated BB and lower) represented 33.9% of net assets at period end, and that overweight exposure made a major contribution in terms of relative returns. We have taken—and expect to continue to take—a very active, hands-on approach to the fund's asset allocation. Over the past several months, we've been gradually dialing up exposure to high yield, with targeted allocations to higher-rated positions that are less sensitive to credit events. This kind of active tailoring of the portfolio as market conditions change is one of the core benefits of a fund like this.

Also in that vein, the fund had only a minimal exposure to U.S. Treasury debt and a duration profile

COUNTRY COMPOSITION AS OF 2/28/18 (%)

United States	64.0
Mexico	5.3
Indonesia	4.1
Canada	3.7
Ireland	2.5
Brazil	2.2
Philippines	2.2
Singapore	1.7
Australia	1.5
New Zealand	1.4
Other countries	11.4
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       5

"Looking ahead, in an environment of rising rates and stretched valuations, we continue to believe that a risk-conscious approach is a prudent strategy for investors to pursue opportunities in the fixed-income markets."
that was significantly shorter than the benchmark's. Duration, as a reminder, is a gauge of a portfolio's interest-rate sensitivity and is measured in years. As of period end, the fund had a duration of 2.26, versus 6.10 for the benchmark index; in a rising interest-rate environment, that reduced exposure made a significant difference in relative returns. We should point out that, as is generally the case, our positioning with regard to duration was implemented in part through the use of U.S. Treasury futures, one of the most common and liquid derivatives on the market. Overall, the use of derivatives had a negative effect on performance.

How was the fund positioned at period end?

While valuations in risk assets—especially in U.S. equities, to which the fund has a nominal exposure—are looking somewhat stretched at the moment, we believe the underlying economic fundamentals remain positive. In the United States, a strengthening economy, low unemployment,

QUALITY COMPOSITION AS OF 2/28/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       6

and an uptick in inflation all point to higher interest rates, and with that likelihood on the horizon, we have no intention of adding significantly to the fund's duration profile. To that end, we continue to emphasize credit risk over interest-rate risk in the portfolio. Internationally, we're continuing to find select opportunities in both credits and currencies, and we'll continue to manage those allocations independently. Looking ahead, in an environment of rising rates and stretched valuations, we continue to believe that a risk-conscious approach is a prudent strategy for investors to pursue opportunities in the fixed-income markets.

MANAGED BY

Daniel S. Janis III On the fund since 2006 Investing since 1984
Thomas C. Goggins On the fund since 2009 Investing since 1989
Kisoo Park On the fund since 2015 Investing since 1986
Christopher M. Chapman, CFA On the fund since 2017 Investing since 1999

NET CURRENCY EXPOSURE AS OF 2/28/18 (%)

United States Dollar	72.1
Euro	5.7
Brazilian Real	4.2
Canadian Dollar	3.9
Mexican Peso	3.3
Norwegian Krone	3.3
Australian Dollar	3.0
Indonesian Rupiah	3.0
Other Currencies	2.3
Philippine Peso	1.4
Indian Rupee	1.3
Malaysian Ringgit	1.1
New Zealand Dollar	-2.0
Swedish Krona	-2.6
As a percentage of net assets.
Net currency exposure, after taking into account the effects of forward foreign currency exchange contracts.

The views expressed in this report are exclusively those of Daniel S. Janis III, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-18	as of 2-28-18
Class A2	-0.93	2.09	5.83	-4.24	10.88	76.20	2.72	2.69
Class C2	1.52	2.21	5.65	-1.54	11.54	73.28	2.13	2.10
Class I2,3	3.55	3.26	6.54	-0.07	17.38	88.42	3.14	3.11
Class R2[2,3]	3.12	2.88	6.33	-0.24	15.25	84.80	2.73	2.70
Class R6[2,3]	3.74	3.35	6.61	-0.02	17.90	89.71	3.23	3.20
Class NAV[3]	3.76	3.40	6.64	0.08	18.18	90.28	3.23	3.21
Index†	0.51	1.71	3.60	-2.18	8.85	42.42	-	-

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.10	1.80	0.79	1.20	0.69	0.68
Net (%)	1.08	1.78	0.77	1.18	0.67	0.66

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Strategic Income Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	2-29-08	17,328	17,328	14,242
Class I2,3	2-29-08	18,842	18,842	14,242
Class R2[2,3]	2-29-08	18,480	18,480	14,242
Class R6[2,3]	2-29-08	18,971	18,971	14,242
Class NAV[3]	2-29-08	19,028	19,028	14,242

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A, Class C, and Class I shares were first offered on 1-4-10; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary,.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$997.90	$5.20	1.05%
	Hypothetical example for comparison purposes	1,000.00	1,019.60	5.26	1.05%
Class C	Actual expenses/actual returns	1,000.00	994.40	8.65	1.75%
	Hypothetical example for comparison purposes	1,000.00	1,016.10	8.75	1.75%
Class I	Actual expenses/actual returns	1,000.00	999.30	3.72	0.75%
	Hypothetical example for comparison purposes	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual expenses/actual returns	1,000.00	997.60	5.60	1.13%
	Hypothetical example for comparison purposes	1,000.00	1,019.20	5.66	1.13%
Class R6	Actual expenses/actual returns	1,000.00	999.80	3.27	0.66%
	Hypothetical example for comparison purposes	1,000.00	1,021.50	3.31	0.66%
Class NAV	Actual expenses/actual returns	1,000.00	1,000.80	3.17	0.64%
	Hypothetical example for comparison purposes	1,000.00	1,021.60	3.21	0.64%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       11

Fund’s investments
AS OF 2-28-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 22.8%					$1,767,969,606
(Cost $1,820,091,635)
Australia 1.4%					104,822,227
Commonwealth of Australia	5.750	07-15-22	AUD	9,955,000	8,844,840
New South Wales Treasury Corp.	4.000	04-08-21	AUD	9,515,000	7,776,934
New South Wales Treasury Corp.	6.000	03-01-22	AUD	32,690,000	28,876,398
Queensland Treasury Corp.	5.500	06-21-21	AUD	34,370,000	29,383,206
Queensland Treasury Corp.	6.000	07-21-22	AUD	33,670,000	29,940,849
Austria 0.3%					23,684,954
Republic of Austria (A)	0.000	07-15-23	EUR	19,625,000	23,684,954
Brazil 2.0%					152,462,182
Federative Republic of Brazil	10.000	01-01-21	BRL	171,620,000	55,813,632
Federative Republic of Brazil	10.000	01-01-23	BRL	298,320,000	96,648,550
Canada 0.8%					60,537,178
Canada Housing Trust No. 1 (A)	1.250	12-15-20	CAD	23,885,000	18,216,780
Export Development Canada	2.400	06-07-21	AUD	4,145,000	3,210,392
Government of Canada	1.250	02-01-20	CAD	13,060,000	10,074,377
Province of British Columbia (A)	6.600	01-09-20	INR	584,515,000	8,974,944
Province of Ontario	4.200	06-02-20	CAD	18,385,000	15,009,307
Province of Ontario	6.250	09-29-20	AUD	5,965,000	5,051,378
Colombia 0.5%					40,991,458
Republic of Colombia	4.500	01-28-26		17,170,000	17,667,930
Republic of Colombia	7.000	09-11-19	COP	64,823,900,000	23,323,528
Finland 0.4%					33,668,930
Nordic Investment Bank	1.375	07-15-20	NOK	80,590,000	10,244,858
Republic of Finland (A)	1.500	04-15-23	EUR	17,950,000	23,424,072
Hungary 0.8%					58,971,393
Republic of Hungary	6.250	01-29-20		27,085,000	28,771,041
Republic of Hungary	6.375	03-29-21		27,656,000	30,200,352
India 0.7%					56,888,034
Republic of India	7.680	12-15-23	INR	1,060,000,000	16,330,976
Republic of India	7.800	04-11-21	INR	2,597,400,000	40,557,058
Indonesia 3.4%					260,996,063
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	9,971,975
Republic of Indonesia (A)	2.150	07-18-24	EUR	8,895,000	11,234,768
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	14,286,316
Republic of Indonesia	5.625	05-15-23	IDR	43,621,000,000	3,109,888
Republic of Indonesia	6.125	05-15-28	IDR	333,152,000,000	23,263,525
Republic of Indonesia	6.625	05-15-33	IDR	207,966,000,000	14,442,901
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	7.000	05-15-22	IDR	392,790,000,000	$29,029,977
Republic of Indonesia	7.000	05-15-27	IDR	447,055,000,000	32,923,096
Republic of Indonesia	7.500	08-15-32	IDR	78,553,000,000	5,827,840
Republic of Indonesia	7.500	05-15-38	IDR	196,870,000,000	14,462,574
Republic of Indonesia	8.250	07-15-21	IDR	370,855,000,000	28,648,343
Republic of Indonesia	8.375	03-15-24	IDR	303,817,000,000	24,308,012
Republic of Indonesia	8.375	09-15-26	IDR	345,018,000,000	27,668,920
Republic of Indonesia	8.750	05-15-31	IDR	174,458,000,000	14,300,772
Republic of Indonesia	9.000	03-15-29	IDR	90,490,000,000	7,517,156
Ireland 2.5%					194,073,756
Republic of Ireland	3.400	03-18-24	EUR	67,560,000	97,156,363
Republic of Ireland	3.900	03-20-23	EUR	66,960,000	96,917,393
Malaysia 1.1%					84,396,599
Government of Malaysia	3.620	11-30-21	MYR	37,200,000	9,552,271
Government of Malaysia	3.844	04-15-33	MYR	45,470,000	10,819,086
Government of Malaysia	4.059	09-30-24	MYR	157,240,000	40,393,459
Government of Malaysia	4.160	07-15-21	MYR	90,688,000	23,631,783
Mexico 2.1%					161,057,181
Government of Mexico	4.600	01-23-46		14,931,000	13,945,554
Government of Mexico	4.750	06-14-18	MXN	199,850,000	10,501,252
Government of Mexico	6.500	06-10-21	MXN	662,100,000	34,042,357
Government of Mexico	7.750	05-29-31	MXN	364,356,000	19,329,337
Government of Mexico	8.000	06-11-20	MXN	289,660,000	15,502,653
Government of Mexico	8.000	12-07-23	MXN	418,147,500	22,624,438
Government of Mexico	8.500	12-13-18	MXN	274,680,500	14,636,833
Government of Mexico	10.000	12-05-24	MXN	509,276,500	30,474,757
New Zealand 1.4%					111,042,645
Dominion of New Zealand	3.000	04-15-20	NZD	35,025,000	25,837,852
Dominion of New Zealand	5.500	04-15-23	NZD	20,765,000	17,172,595
Dominion of New Zealand	6.000	05-15-21	NZD	55,495,000	44,867,895
New Zealand Local Government Funding Agency	5.000	03-15-19	NZD	26,284,000	19,507,867
New Zealand Local Government Funding Agency	5.500	04-15-23	NZD	4,550,000	3,656,436
Norway 1.4%					108,713,906
Government of Norway (A)	2.000	05-24-23	NOK	196,500,000	25,483,567
Government of Norway (A)	3.750	05-25-21	NOK	388,515,000	53,224,139
Government of Norway (A)	4.500	05-22-19	NOK	226,338,000	30,006,200
Philippines 1.4%					109,351,396
Republic of Philippines	3.500	03-20-21	PHP	315,580,000	5,884,737
Republic of Philippines	3.500	04-21-23	PHP	788,770,000	13,851,804
Republic of Philippines	4.625	09-09-40	PHP	45,902,000	680,862
Republic of Philippines	4.950	01-15-21	PHP	681,320,000	13,487,729
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date		Par value^	Value
Philippines (continued)
Republic of Philippines	5.875	12-16-20	PHP	321,278,240	$6,398,304
Republic of Philippines	6.250	01-14-36	PHP	895,000,000	19,376,200
Republic of Philippines	6.500	04-28-21	PHP	583,470,000	11,793,354
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	6,497,811
Republic of Philippines	8.000	07-19-31	PHP	959,560,000	21,920,032
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	9,460,563
Portugal 0.9%					70,955,199
Republic of Portugal (A)	3.850	04-15-21	EUR	27,610,000	37,560,853
Republic of Portugal (A)	5.125	10-15-24		31,475,000	33,394,346
Singapore 1.2%					90,359,921
Republic of Singapore	2.500	06-01-19	SGD	23,805,000	18,160,677
Republic of Singapore	3.250	09-01-20	SGD	92,335,000	72,199,244
South Korea 0.0%					1,204,306
Korea Treasury Bond Coupon Strips	1.610	03-10-18	KRW	654,810,000	604,479
Korea Treasury Bond Coupon Strips	1.755	09-10-18	KRW	654,810,000	599,827
Sweden 0.5%					39,962,940
Kingdom of Sweden (A)	0.125	04-24-23	EUR	32,880,000	39,962,940
United Kingdom 0.0%					3,829,338
Government of United Kingdom	3.750	09-07-20	GBP	2,590,000	3,829,338
Corporate bonds 43.6%					$3,378,017,437
(Cost $3,373,712,248)
Consumer discretionary 6.7%					518,061,333
Auto components 0.1%
American Axle & Manufacturing, Inc.	6.625	10-15-22		6,100,000	6,305,875
The Goodyear Tire & Rubber Company	8.750	08-15-20		1,905,000	2,133,600
Hotels, restaurants and leisure 1.7%
ESH Hospitality, Inc. (A)	5.250	05-01-25		11,765,000	11,735,588
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		19,478,000	19,672,780
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		24,077,000	24,377,963
New Red Finance, Inc. (A)	4.250	05-15-24		24,920,000	23,798,600
New Red Finance, Inc. (A)	4.625	01-15-22		28,550,000	28,728,438
New Red Finance, Inc. (A)	5.000	10-15-25		26,605,000	25,923,247
Internet and direct marketing retail 1.1%
Expedia, Inc.	3.800	02-15-28		16,660,000	15,506,335
Expedia, Inc.	5.000	02-15-26		12,320,000	12,647,360
Netflix, Inc. (A)	3.625	05-15-27	EUR	15,705,000	19,254,658
Netflix, Inc. (A)	4.875	04-15-28		23,955,000	23,535,788
QVC, Inc.	4.450	02-15-25		13,999,000	13,732,854
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Media 3.8%
AMC Entertainment Holdings, Inc.	6.375	11-15-24	GBP	15,960,000	$21,900,031
CBS Corp. (A)	3.700	06-01-28		5,460,000	5,244,474
CBS Corp.	4.000	01-15-26		8,215,000	8,194,556
CCO Holdings LLC (A)	5.125	05-01-27		15,760,000	15,149,300
CCO Holdings LLC	5.750	01-15-24		20,127,000	20,479,223
Lamar Media Corp.	5.000	05-01-23		13,420,000	13,688,400
Lamar Media Corp.	5.875	02-01-22		10,545,000	10,765,391
LIN Television Corp.	5.875	11-15-22		7,100,000	7,330,750
Lions Gate Entertainment Corp. (A)	5.875	11-01-24		16,280,000	17,006,088
Meredith Corp. (A)	6.875	02-01-26		21,070,000	21,728,438
Nexstar Broadcasting, Inc. (A)	5.625	08-01-24		18,745,000	18,838,725
Omnicom Group, Inc.	3.600	04-15-26		13,012,000	12,700,711
Sinclair Television Group, Inc. (A)	5.625	08-01-24		11,905,000	12,083,575
Sirius XM Radio, Inc. (A)	4.625	05-15-23		15,995,000	15,955,013
Sirius XM Radio, Inc. (A)	5.000	08-01-27		3,932,000	3,822,690
Sirius XM Radio, Inc. (A)	5.375	07-15-26		16,390,000	16,594,875
Tribune Media Company	5.875	07-15-22		4,570,000	4,661,400
Viacom, Inc.	5.850	09-01-43		7,141,000	7,798,991
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57		24,500,000	25,178,650
Virgin Media Secured Finance PLC	5.250	01-15-21		1,260,000	1,304,100
WMG Acquisition Corp. (A)	5.000	08-01-23		2,600,000	2,635,750
WMG Acquisition Corp. (A)	5.500	04-15-26		8,665,000	8,665,000
WMG Acquisition Corp. (A)	6.750	04-15-22		18,285,000	18,982,116
Consumer staples 3.2%					249,253,298
Beverages 1.0%
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26		35,135,000	34,818,166
Constellation Brands, Inc.	4.250	05-01-23		18,620,000	19,267,554
Constellation Brands, Inc.	4.750	12-01-25		5,985,000	6,349,408
Molson Coors Brewing Company	1.250	07-15-24	EUR	10,170,000	12,433,619
Food and staples retailing 0.4%
Aramark Services, Inc. (A)	5.000	04-01-25		14,990,000	15,102,425
Aramark Services, Inc.	5.125	01-15-24		16,665,000	16,998,300
Food products 1.4%
B&G Foods, Inc.	4.625	06-01-21		27,890,000	27,994,588
Darling Ingredients, Inc.	5.375	01-15-22		8,425,000	8,646,156
Kraft Heinz Foods Company	3.950	07-15-25		16,935,000	16,780,629
Kraft Heinz Foods Company (A)	4.875	02-15-25		14,426,000	15,073,303
Post Holdings, Inc. (A)	5.000	08-15-26		24,125,000	22,918,750
Post Holdings, Inc. (A)	5.750	03-01-27		18,040,000	17,814,500
Household products 0.2%
Spectrum Brands, Inc.	5.750	07-15-25		17,110,000	17,623,300
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Personal products 0.2%
Natura Cosmeticos SA (A)	5.375	02-01-23		17,260,000	$17,432,600
Energy 5.3%					409,714,517
Energy equipment and services 0.3%
Antero Midstream Partners LP	5.375	09-15-24		23,545,000	24,074,763
Oil, gas and consumable fuels 5.0%
Andeavor	4.750	12-15-23		18,355,000	19,120,433
Antero Resources Corp.	5.000	03-01-25		17,590,000	17,721,925
Antero Resources Corp.	5.625	06-01-23		23,010,000	23,585,250
Boardwalk Pipelines LP	4.450	07-15-27		8,230,000	8,071,709
Chesapeake Energy Corp. (A)	8.000	12-15-22		6,326,000	6,729,283
Concho Resources, Inc.	4.375	01-15-25		15,970,000	16,327,089
Enbridge, Inc.	4.250	12-01-26		22,120,000	22,265,017
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77		12,055,000	12,175,550
Energy Transfer Equity LP	4.250	03-15-23		5,450,000	5,346,123
Energy Transfer Equity LP	5.500	06-01-27		27,416,000	28,375,560
Energy Transfer Equity LP	5.875	01-15-24		14,550,000	15,423,000
Energy Transfer LP	4.750	01-15-26		9,455,000	9,603,229
EnLink Midstream Partners LP	4.150	06-01-25		2,063,000	2,018,973
EnLink Midstream Partners LP	4.850	07-15-26		15,800,000	16,046,418
Indika Energy Capital III Pte, Ltd. (A)	5.875	11-09-24		13,160,000	12,853,227
Magellan Midstream Partners LP	5.000	03-01-26		8,190,000	8,828,964
Newfield Exploration Company	5.375	01-01-26		6,510,000	6,721,575
Newfield Exploration Company	5.625	07-01-24		14,575,000	15,340,188
Parsley Energy LLC (A)	5.375	01-15-25		10,430,000	10,325,700
Pertamina Persero PT (A)	4.300	05-20-23		13,990,000	14,187,791
Petroleos del Peru SA (A)	5.625	06-19-47		8,126,000	8,182,882
Petroleos Mexicanos	4.625	09-21-23		20,165,000	20,267,842
Petroleos Mexicanos	6.000	03-05-20		2,120,000	2,226,848
Petroleos Mexicanos (A)	7.190	09-12-24	MXN	169,460,000	8,022,643
Petroleos Mexicanos (A)	7.650	11-24-21	MXN	198,639,000	10,014,749
Pioneer Natural Resources Company	4.450	01-15-26		19,260,000	19,996,329
Saka Energi Indonesia PT (A)	4.450	05-05-24		8,405,000	8,274,504
The Williams Companies, Inc.	4.550	06-24-24		15,505,000	15,621,288
TransCanada PipeLines, Ltd.	4.875	01-15-26		2,590,000	2,812,773
Williams Partners LP	3.750	06-15-27		19,815,000	19,152,892
Financials 13.7%					1,057,769,299
Banks 10.1%
Ameris Bancorp (5.750% to 3-15-22, then 3 month LIBOR + 3.616%)	5.750	03-15-27		8,325,000	8,647,594
Asian Development Bank	3.500	05-30-24	NZD	25,403,000	18,509,547
Asian Development Bank	4.625	03-06-19	NZD	16,505,000	12,193,241
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	9,562,185
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Asian Development Bank	6.450	08-08-21	INR	889,420,000	$13,599,489
Asian Development Bank	6.950	01-16-20	INR	252,400,000	3,897,385
Banc of California, Inc.	5.250	04-15-25		7,375,000	7,410,227
Banco Nacional de Comercio Exterior SNC (A)	4.375	10-14-25		11,995,000	12,129,944
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		2,465,000	2,421,863
Bank Nederlandse Gemeenten NV	0.250	02-22-23	EUR	10,805,000	13,194,810
Bank Nederlandse Gemeenten NV	0.250	06-07-24	EUR	10,700,000	12,874,183
Bank of America Corp. (3 month LIBOR + 0.760%) (B)	2.348	09-15-26		26,515,000	25,458,852
Bank of the Ozarks, Inc. (5.500% to 7-1-21, then 3 month LIBOR + 4.425%)	5.500	07-01-26		5,990,000	6,272,257
BankUnited, Inc.	4.875	11-17-25		16,775,000	17,331,105
BNC Bancorp (5.500% to 10-1-19, then 3 month LIBOR + 3.590%)	5.500	10-01-24		4,500,000	4,549,853
Cadence BanCorp (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (A)	6.500	03-11-25		4,500,000	4,595,625
CIT Group, Inc. (A)	5.500	02-15-19		27,840,000	28,501,200
Citigroup, Inc. (3 month BBSW + 1.550%) (B)	3.320	05-04-21	AUD	13,996,000	11,103,014
CoBiz Financial, Inc. (5.625% to 6-25-25, then 3 month LIBOR + 3.170%)	5.625	06-25-30		2,705,000	2,853,775
ConnectOne Bancorp, Inc. (5.200% to 2-1-23, then 3 month LIBOR + 2.840%)	5.200	02-01-28		4,405,000	4,453,516
Cullen/Frost Bankers, Inc.	4.500	03-17-27		4,155,000	4,244,981
Eagle Bancorp, Inc.	5.750	09-01-24		4,460,000	4,562,097
Eagle Bancorp, Inc. (5.000% to 8-1-21, then 3 month LIBOR + 3.850%)	5.000	08-01-26		3,995,000	4,034,592
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (C)	5.100	06-30-23		29,000,000	28,782,500
Flushing Financial Corp. (5.250% to 12-15-21, then 3 month LIBOR + 3.440%)	5.250	12-15-26		5,690,000	5,800,788
Fulton Financial Corp.	3.600	03-16-22		6,665,000	6,571,640
Heartland Financial USA, Inc.	5.750	12-30-24		4,495,000	4,535,128
Heritage Commerce Corp. (5.250% to 6-1-22, then 3 month LIBOR + 3.365%)	5.250	06-01-27		3,390,000	3,482,483
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (C)	5.700	04-15-23		10,240,000	10,316,800
Independent Bank Group, Inc.	5.875	08-01-24		8,615,000	8,819,517
Inter-American Development Bank	3.750	10-09-18	AUD	13,365,000	10,493,405
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Inter-American Development Bank	6.500	08-20-19	AUD	18,255,000	$15,086,140
International Bank for Reconstruction & Development	1.375	06-23-19	SEK	75,040,000	9,240,035
International Bank for Reconstruction & Development	2.500	03-12-20	AUD	8,500,000	6,637,955
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	10,970,000	8,615,958
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	32,298,000	23,741,596
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	22,650,000	16,743,510
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	65,640,000	8,741,832
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	25,130,000	19,270,064
International Finance Corp.	2.800	08-15-22	AUD	24,695,000	19,267,635
International Finance Corp.	3.625	05-20-20	NZD	34,873,000	25,791,113
International Finance Corp.	6.450	10-30-18	INR	1,274,870,000	19,644,030
JPMorgan Chase & Co.	4.250	11-02-18	NZD	31,595,000	23,034,638
JPMorgan Chase & Co. (3 month LIBOR + 1.000%) (B)	2.839	05-15-77		10,176,000	9,011,357
KFW	0.000	09-15-23	EUR	5,350,000	6,422,119
KFW	0.375	03-15-23	EUR	10,960,000	13,491,984
KFW	2.125	08-15-23	EUR	25,115,000	33,723,149
KFW	3.750	05-29-20	NZD	11,170,000	8,276,323
KFW	6.000	08-20-20	AUD	22,610,000	19,113,356
Lakeland Bancorp, Inc. (5.125% to 9-30-21, then 3 month LIBOR + 3.970%)	5.125	09-30-26		4,000,000	4,115,000
LegacyTexas Financial Group, Inc. (5.500% to 12-1-20, then 3 month LIBOR + 3.890%)	5.500	12-01-25		3,375,000	3,403,519
Nordic Investment Bank	4.125	03-19-20	NZD	18,050,000	13,462,082
Old Second Bancorp, Inc. (5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750	12-31-26		4,065,000	4,211,121
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (A)	4.000	10-15-24		9,920,000	10,019,521
Pacific Continental Corp. (5.875% to 6-30-21, then 3 month LIBOR + 4.715%)	5.875	06-30-26		1,225,000	1,231,343
Pinnacle Bank (4.875% to 7-30-20, then 3 month LIBOR + 3.128%)	4.875	07-30-25		3,364,000	3,391,459
Pinnacle Financial Partners, Inc. (5.250% to 11-16-21, then 3 month LIBOR + 3.884%) (A)	5.250	11-16-26		3,980,000	4,084,796
Realkredit Danmark A/S	2.000	04-01-18	DKK	110,705,000	18,164,029
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Renasant Corp. (5.000% to 9-1-21, then 3 month LIBOR + 3.840%)	5.000	09-01-26		3,960,000	$4,058,897
SunTrust Banks, Inc. (5.050% to 6-15-22, then 3 month LIBOR + 3.102%) (C)	5.050	06-15-22		17,450,000	17,428,188
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		28,675,000	30,252,125
Towne Bank (4.500% to 7-30-22, then 3 month LIBOR + 2.550%)	4.500	07-30-27		7,505,000	7,586,829
U.S. Bancorp	0.850	06-07-24	EUR	7,805,000	9,447,315
Valley National Bancorp	4.550	06-30-25		6,305,000	6,311,940
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	9,580,162
Wells Fargo & Company (3 month BBSW + 1.320%) (B)	3.100	07-27-21	AUD	9,035,000	7,144,061
Western Alliance Bank (5.000% to 7-15-20, then 3 month LIBOR + 3.200%)	5.000	07-15-25		12,445,000	12,715,757
Westpac Banking Corp.	5.000	10-21-19	GBP	3,165,000	4,625,678
Westpac Banking Corp.	7.250	02-11-20	AUD	5,300,000	4,488,216
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (C)	5.800	06-15-23		8,290,000	8,455,800
Capital markets 1.1%
Stifel Financial Corp.	4.250	07-18-24		22,390,000	22,522,973
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	5,250,000	4,061,834
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	12,713,000	15,693,871
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.750%) (B)	2.556	02-23-23		41,000,000	41,029,069
Consumer finance 0.1%
Discover Financial Services	4.100	02-09-27		11,060,000	10,939,120
Diversified financial services 0.9%
European Financial Stability Facility	0.125	10-17-23	EUR	24,115,000	29,088,002
European Financial Stability Facility	0.500	01-20-23	EUR	9,300,000	11,519,743
European Financial Stability Facility	1.875	05-23-23	EUR	13,155,000	17,397,083
First Midwest Bancorp, Inc.	5.875	09-29-26		4,000,000	4,220,638
Silver Queen Financial Services, Inc. (5.500% to 12-1-22, then 3 month LIBOR + 3.338%) (A)	5.500	12-01-27		4,370,000	4,338,143
Insurance 0.9%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		29,595,000	39,834,870
DB Insurance Company, Ltd.	3.512	05-25-24	KRW	10,000,000,000	9,037,834
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	8,973,516
Fortegra Financial Corp. (8.500% to 10-15-27, then 5 Year ISDAFIX + 6.224%) (A)	8.500	10-15-57		8,815,000	8,837,038
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Thrifts and mortgage finance 0.6%
Astoria Financial Corp.	3.500	06-08-20		10,420,000	$10,432,744
Dime Community Bancshares, Inc. (4.500% to 6-15-22, then 3 month LIBOR + 2.660%)	4.500	06-15-27		7,560,000	7,587,465
MGIC Investment Corp.	5.750	08-15-23		7,970,000	8,430,666
OceanFirst Financial Corp. (5.125% to 9-30-21, then 3 month LIBOR + 3.920%)	5.125	09-30-26		2,575,000	2,647,450
Radian Group, Inc.	5.250	06-15-20		9,420,000	9,749,700
WSFS Financial Corp. (4.500% to 6-15-21, then 3 month LIBOR + 3.300%)	4.500	06-15-26		9,990,000	10,193,312
Health care 1.5%					118,279,624
Biotechnology 0.2%
AbbVie, Inc.	1.375	05-17-24	EUR	12,370,000	15,357,901
Health care providers and services 1.0%
Anthem, Inc.	3.500	08-15-24		6,675,000	6,629,752
HCA Healthcare, Inc.	6.250	02-15-21		21,463,000	22,589,808
HCA, Inc.	4.500	02-15-27		12,375,000	12,081,094
HCA, Inc.	5.000	03-15-24		22,435,000	22,855,656
HCA, Inc.	7.500	02-15-22		13,785,000	15,249,656
Life sciences tools and services 0.2%
Quintiles IMS, Inc. (A)	4.875	05-15-23		5,350,000	5,497,125
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	8,235,000	9,849,977
Pharmaceuticals 0.1%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	8,168,655
Industrials 4.9%					376,464,850
Aerospace and defense 1.0%
Huntington Ingalls Industries, Inc. (A)	5.000	11-15-25		23,225,000	24,632,900
L3 Technologies, Inc.	3.850	12-15-26		6,280,000	6,230,703
Lockheed Martin Corp.	2.900	03-01-25		28,655,000	27,497,279
Lockheed Martin Corp.	3.550	01-15-26		15,475,000	15,479,349
Air freight and logistics 1.8%
Mexico City Airport Trust (A)	3.875	04-30-28		42,335,000	39,610,743
Mexico City Airport Trust (A)	4.250	10-31-26		32,774,000	32,118,520
Mexico City Airport Trust (A)	5.500	10-31-46		22,003,000	20,737,828
Mexico City Airport Trust (A)	5.500	07-31-47		53,570,000	50,020,988
Airlines 0.1%
Delta Air Lines, Inc.	3.625	03-15-22		6,850,000	6,865,228
Commercial services and supplies 0.1%
Ritchie Bros Auctioneers, Inc. (A)	5.375	01-15-25		4,455,000	4,505,342
Construction and engineering 0.8%
AECOM	5.125	03-15-27		43,255,000	41,890,305
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Construction and engineering (continued)
AECOM	5.875	10-15-24		15,445,000	$16,101,413
Industrial conglomerates 0.4%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (C)	5.000	01-21-21		27,125,000	26,823,913
Machinery 0.0%
Terex Corp. (A)	5.625	02-01-25		1,580,000	1,595,800
Marine 0.1%
Pelabuhan Indonesia II PT (A)	4.250	05-05-25		10,110,000	10,008,900
Professional services 0.1%
Verisk Analytics, Inc.	4.000	06-15-25		10,744,000	10,831,596
Trading companies and distributors 0.4%
BOC Aviation, Ltd. (A)	2.750	09-18-22		11,775,000	11,281,086
United Rentals North America, Inc.	5.500	05-15-27		21,370,000	21,872,195
Transportation infrastructure 0.1%
Jasa Marga Persero Tbk PT (A)	7.500	12-11-20	IDR	114,350,000,000	8,360,762
Information technology 1.8%					142,639,017
Communications equipment 0.1%
Motorola Solutions, Inc.	4.600	02-23-28		8,180,000	8,174,197
Electronic equipment, instruments and components 0.1%
CDW LLC	5.000	09-01-25		6,850,000	6,909,938
IT services 0.7%
First Data Corp. (A)	5.000	01-15-24		17,030,000	17,136,438
First Data Corp. (A)	5.375	08-15-23		11,275,000	11,471,298
IBM Corp.	2.750	12-21-20	GBP	15,015,000	21,486,804
Sixsigma Networks Mexico SA de CV (A)	8.250	11-07-21		6,335,000	6,699,263
Semiconductors and semiconductor equipment 0.3%
NXP BV (A)	4.625	06-01-23		22,155,000	22,826,297
Software 0.4%
Activision Blizzard, Inc.	3.400	09-15-26		11,870,000	11,554,051
Citrix Systems, Inc.	4.500	12-01-27		11,995,000	11,908,025
Electronic Arts, Inc.	4.800	03-01-26		1,852,000	1,985,669
j2 Cloud Services LLC (A)	6.000	07-15-25		9,425,000	9,754,875
Technology hardware, storage and peripherals 0.2%
NetApp, Inc.	3.300	09-29-24		13,035,000	12,732,162
Materials 2.8%					219,835,979
Chemicals 0.1%
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	5,272,705
Construction materials 0.3%
Cemex SAB de CV (A)	6.125	05-05-25		21,500,000	22,682,500
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	21

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging 1.8%
Ball Corp.	4.000	11-15-23		24,160,000	$23,918,400
Ball Corp.	4.375	12-15-20		15,810,000	16,165,725
Ball Corp.	5.250	07-01-25		24,545,000	25,772,250
Crown Americas LLC	4.500	01-15-23		18,265,000	18,447,650
Crown Cork & Seal Company, Inc.	7.375	12-15-26		11,568,000	13,129,680
Sealed Air Corp. (A)	4.875	12-01-22		10,150,000	10,454,500
Sealed Air Corp. (A)	5.125	12-01-24		16,620,000	17,118,600
Sealed Air Corp. (A)	6.500	12-01-20		18,465,000	19,665,225
Metals and mining 0.6%
Cleveland-Cliffs, Inc. (A)	5.750	03-01-25		19,100,000	18,538,938
Southern Copper Corp.	3.875	04-23-25		8,790,000	8,815,301
Vedanta Resources PLC (A)	6.375	07-30-22		19,325,000	19,854,505
Real estate 1.0%					78,321,420
Equity real estate investment trusts 0.8%
American Tower Corp.	4.700	03-15-22		3,195,000	3,338,289
Crown Castle International Corp.	4.450	02-15-26		10,110,000	10,270,166
Equinix, Inc. (D)	2.875	03-15-24	EUR	9,030,000	11,016,602
Equinix, Inc.	5.375	05-15-27		18,650,000	19,023,000
SBA Communications Corp.	4.875	09-01-24		6,600,000	6,517,500
Trust F/1401 (A)	5.250	12-15-24		11,970,000	12,269,250
Real estate management and development 0.2%
Kennedy-Wilson, Inc.	5.875	04-01-24		12,650,000	12,523,500
Kennedy-Wilson, Inc. (A)	5.875	04-01-24		3,410,000	3,363,113
Telecommunication services 0.9%					67,284,781
Diversified telecommunication services 0.2%
Sprint Spectrum Company LLC (A)	3.360	03-20-23		14,732,813	14,769,645
Wireless telecommunication services 0.7%
America Movil SAB de CV	7.125	12-09-24	MXN	202,160,000	9,956,010
Sprint Communications, Inc. (A)	9.000	11-15-18		2,318,000	2,404,925
T-Mobile USA, Inc.	4.750	02-01-28		8,310,000	8,105,408
T-Mobile USA, Inc.	6.500	01-15-26		15,485,000	16,607,663
T-Mobile USA, Inc.	6.625	04-01-23		3,450,000	3,572,130
T-Mobile USA, Inc.	6.836	04-28-23		11,440,000	11,869,000
Utilities 1.8%					140,393,319
Electric utilities 1.1%
Broadcom Corp.	3.500	01-15-28		13,000,000	12,002,844
Emera US Finance LP	3.550	06-15-26		29,975,000	28,857,176
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76		22,270,000	24,719,700
Perusahaan Listrik Negara PT (A)	4.125	05-15-27		16,960,000	16,436,704
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,209,315
22	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.7%
Greenko Dutch BV (A)	5.250	07-24-24		10,740,000	$10,476,548
NextEra Energy Operating Partners LP (A)	4.250	09-15-24		15,845,000	15,627,131
NextEra Energy Operating Partners LP (A)	4.500	09-15-27		15,545,000	14,962,063

NRG Energy, Inc.	6.625	01-15-27		15,595,000	16,101,838
Convertible bonds 2.4%					$190,686,767
(Cost $159,212,924)
Consumer discretionary 0.3%					25,561,010
Internet and direct marketing retail 0.2%
Liberty Expedia Holdings, Inc. (A)	1.000	06-30-47		14,230,000	13,704,628
Media 0.1%
DISH Network Corp.	3.375	08-15-26		5,520,000	5,553,479
Liberty Media Corp.-Liberty Formula One (A)	1.000	01-30-23		5,810,000	6,302,903
Consumer staples 0.1%					10,038,975
Tobacco 0.1%
Vector Group, Ltd. (B)	13.538	01-15-19		7,180,000	10,038,975
Financials 0.2%					15,982,000
Mortgage real estate investment trusts 0.2%
Redwood Trust, Inc.	4.625	04-15-18		15,982,000	15,982,000
Health care 0.9%					72,406,835
Health care equipment and supplies 0.3%
Danaher Corp.	0.000	01-22-21		5,695,000	21,274,043
Hologic, Inc. (2.000% to 3-1-18; then 0.000% thereafter)	2.000	03-01-42		3,910,000	4,852,310
Health care providers and services 0.4%
Anthem, Inc.	2.750	10-15-42		9,369,000	30,115,479
Pharmaceuticals 0.2%
Bayer Capital Corp. BV (A)	5.625	11-22-19	EUR	12,500,000	16,165,003
Industrials 0.2%					14,950,950
Trading companies and distributors 0.2%
Air Lease Corp.	3.875	12-01-18		9,820,000	14,950,950
Information technology 0.4%					27,084,297
Semiconductors and semiconductor equipment 0.4%
Novellus Systems, Inc.	2.625	05-15-41		1,960,000	11,236,010
ON Semiconductor Corp. (A)	1.625	10-15-23		8,130,000	10,907,509
Teradyne, Inc.	1.250	12-15-23		3,255,000	4,940,778
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services 0.1%				$10,576,867
Diversified telecommunication services 0.1%
Liberty Interactive LLC (A)	1.750	09-30-46	9,185,000	10,576,867
Utilities 0.2%				14,085,833
Independent power and renewable electricity producers 0.2%

NextEra Energy Partners LP (A)	1.500	09-15-20	14,410,000	14,085,833
Capital preferred securities 2.0%				$153,133,887
(Cost $150,533,653)
Financials 2.0%				153,133,887
Banks 1.8%
BAC Capital Trust XIII (Greater of 3 month LIBOR + 0.400% or 4.000%) (B)(C)	4.000	03-19-18	19,345,000	16,876,578
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (B)(C)	4.000	03-19-18	20,683,000	18,252,748
First Maryland Capital I (3 month LIBOR + 1.000%) (B)	2.720	01-15-27	10,080,000	9,601,200
First Maryland Capital II (3 month LIBOR + 0.850%) (B)	2.623	02-01-27	17,524,000	16,647,800
Mellon Capital IV (Greater of 3 month LIBOR + 0.565% or 4.000%) (B)(C)	4.000	04-02-18	19,575,000	17,548,988
SunTrust Preferred Capital I (Greater of 3 month LIBOR + 0.645% or 4.000%) (B)(C)	4.000	04-02-18	9,340,000	8,406,000
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (B)(C)	3.500	04-02-18	29,552,000	26,005,760
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (B)(C)	5.570	04-02-18	22,795,000	22,795,000
Diversified financial services 0.2%

ILFC E-Capital Trust I (1.550% + highest of 3 month LIBOR, 10 Year CMT, and 30 Year CMT) (A)	4.370	12-21-65	17,215,000	16,999,813
Term loans (E) 9.6%				$741,030,783
(Cost $740,972,606)
Consumer discretionary 3.0%				232,856,653
Auto components 0.2%
American Axle & Manufacturing, Inc. (1 month LIBOR + 2.250%)	3.880	04-06-24	12,327,275	12,369,681
Diversified consumer services 0.3%
The ServiceMaster Company LLC (1 month LIBOR + 2.500%)	4.148	11-08-23	22,702,789	22,804,952
Hotels, restaurants and leisure 1.0%
Four Seasons Hotels, Ltd. (1 month LIBOR + 2.500%)	4.148	11-30-23	25,529,562	25,689,122
Hilton Worldwide Finance LLC (1 month LIBOR + 2.000%)	3.621	10-25-23	18,771,707	18,871,385
24	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc. (1 and 3 month LIBOR + 2.250%)	3.916	02-16-24	35,452,049	$35,496,365
Media 1.5%
CBS Radio, Inc. (3 month LIBOR + 2.750%)	4.623	11-17-24	19,875,188	19,966,216
Cengage Learning, Inc. (1 month LIBOR + 4.250%)	5.838	06-07-23	12,530,000	11,499,783
Charter Communications Operating LLC (1 month LIBOR + 2.000%)	3.650	04-30-25	33,820,000	33,883,582
Cinemark USA, Inc. (3 month LIBOR + 2.000%)	3.588	05-09-22	11,147,616	11,205,360
Meredith Corp. (3 month LIBOR + 3.000%)	4.658	01-31-25	12,225,000	12,291,871
Sinclair Television Group, Inc. (F)	TBD	12-12-24	14,570,000	14,588,213
Virgin Media Bristol LLC (1 month LIBOR + 2.500%)	4.088	01-15-26	14,145,000	14,190,123
Consumer staples 1.0%				75,041,925
Food and staples retailing 0.3%
Aramark Services, Inc. (1 month LIBOR + 2.000%)	3.648	03-28-24	19,707,952	19,818,908
Aramark Services, Inc. (1 month LIBOR + 2.000%)	3.648	03-11-25	5,285,000	5,316,393
Household products 0.3%
Spectrum Brands, Inc. (1, 2 and 3 month LIBOR + 2.000%)	3.745	06-23-22	19,652,331	19,717,774
Personal products 0.4%
Revlon Consumer Products Corp. (1 month LIBOR + 3.500%)	5.148	09-07-23	37,560,000	30,188,850
Energy 0.4%				29,047,900
Oil, gas and consumable fuels 0.4%
MEG Energy Corp. (3 month LIBOR + 3.500%)	5.200	12-31-23	19,165,175	19,158,276
Peabody Energy Corp. (1 month LIBOR + 3.500%)	5.148	03-31-22	9,767,530	9,889,624
Financials 0.2%				11,181,874
Insurance 0.2%
USI, Inc. (3 month LIBOR + 3.000%)	4.693	05-16-24	11,201,925	11,181,874
Health care 0.3%				18,995,147
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc. (1 week LIBOR + 2.250%)	3.721	01-31-25	17,423,338	17,484,493
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	25

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services 0.0%
Catalent Pharma Solutions, Inc. (1 month LIBOR + 2.250%)	3.898	05-20-24		1,505,475	$1,510,654
Industrials 0.6%					49,543,338
Aerospace and defense 0.0%
StandardAero Aviation Holdings, Inc. (1 month LIBOR + 3.750%)	5.400	07-07-22		4,303,992	4,338,984
Airlines 0.3%
American Airlines, Inc. (1 month LIBOR + 2.000%)	3.648	04-28-23		20,087,600	20,087,600
United Airlines, Inc. (3 month LIBOR + 2.000%)	3.772	04-01-24		4,808,663	4,827,705
Construction and engineering 0.2%
AECOM (F)	TBD	02-22-25		15,800,000	15,813,114
Machinery 0.1%
RBS Global, Inc. (3 month LIBOR + 2.250%)	3.853	08-21-24		4,449,770	4,475,935
Information technology 2.1%					164,633,411
Electronic equipment, instruments and components 0.2%
Zebra Technologies Corp. (3 month LIBOR + 2.000%)	3.752	10-27-21		14,398,151	14,463,375
Internet software and services 0.0%
Rackspace Hosting, Inc. (3 month LIBOR + 3.000%)	4.787	11-03-23		4,169,524	4,179,948
IT services 0.8%
Altran Technologies SA (F)	TBD	01-17-25	EUR	12,165,000	14,845,903
First Data Corp. (1 month LIBOR + 2.250%)	3.871	07-08-22		24,480,468	24,519,392
Gartner, Inc. (1 month LIBOR + 2.000%)	3.648	04-05-24		13,214,493	13,280,566
Vantiv LLC (1 month LIBOR + 2.000%)	3.588	08-09-24		10,485,000	10,544,869
Software 0.8%
Ascend Learning LLC (1 month LIBOR + 3.000%)	4.648	07-12-24		6,339,113	6,360,222
Avaya, Inc. (1 month LIBOR + 4.750%)	6.338	12-15-24		13,230,000	13,296,150
Barracuda Networks, Inc. (3 month LIBOR + 3.250%)	5.061	02-12-25		9,900,000	9,947,421
RP Crown Parent LLC (1 month LIBOR + 3.000%)	4.648	10-12-23		20,852,343	20,991,428
SS&C Technologies Holdings Europe Sarl (F)	TBD	02-28-25		2,540,791	2,553,495
SS&C Technologies, Inc. (F)	TBD	02-28-25		7,116,209	7,151,790
Technology hardware, storage and peripherals 0.3%
Dell International LLC (1 month LIBOR + 2.000%)	3.650	09-07-23		22,503,577	22,498,852
26	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials 0.7%					$56,258,632
Chemicals 0.1%
HB Fuller Company (1 month LIBOR + 2.250%)	3.840	10-20-24		9,286,725	9,327,401
Containers and packaging 0.6%
Berry Global, Inc. (1 month LIBOR + 2.000%)	3.581	02-08-20		11,014,105	11,055,408
Berry Global, Inc. (1 month LIBOR + 2.000%)	3.581	01-19-24		23,919,250	23,979,048
Berry Global, Inc. (1 month LIBOR + 2.000%)	3.622	10-01-22		4,533,194	4,546,566
Crown European Holdings SA (F)	TBD	01-03-25		3,310,000	3,337,572
Crown European Holdings SA (F)	TBD	01-18-25	EUR	3,260,000	4,012,637
Telecommunication services 1.3%					103,471,903
Diversified telecommunication services 0.7%
Atlantic Broadband Finance LLC (1 month LIBOR + 2.375%)	4.023	01-03-25		14,365,000	14,353,077
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.398	01-31-25		10,240,000	10,058,240
Sable International Finance, Ltd. (3 month LIBOR + 3.250%)	4.889	01-30-26		18,290,000	18,254,517
West Corp. (1 month LIBOR + 4.000%)	5.648	10-10-24		10,115,203	10,198,047
Wireless telecommunication services 0.6%
SBA Senior Finance II LLC (1 month LIBOR + 2.250%)	3.900	03-24-21		23,752,854	23,841,927

Sprint Communications, Inc. (1 month LIBOR + 2.500%)	4.188	02-02-24		26,757,800	26,766,095
Collateralized mortgage obligations 4.2%					$327,528,436
(Cost $332,027,770)
Commercial and residential 3.7%					285,036,082
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (G)	3.646	04-25-35		1,629,180	1,657,273
Alternative Loan Trust Series 2004-J5, Class M1 (1 month LIBOR + 0.900%) (B)	2.521	08-25-34		13,217,000	12,914,053
Americold LLC Series 2010-ARTA, Class D (A)	7.443	01-14-29		5,435,000	5,881,121
Banc of America Funding Trust Series 2005-B, Class 3A1B (1 month LIBOR + 0.310%) (B)	1.904	04-20-35		4,155,608	4,113,396
BBCMS Mortgage Trust Series 2015-STP, Class A (A)	3.323	09-10-28		5,015,387	5,036,939
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 12A3 (G)	3.661	01-25-35		1,604,730	1,622,173
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (1 month LIBOR + 0.700%) (B)	2.321	01-25-35		916,993	916,827
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	27

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2004-13, Class A1 (1 month LIBOR + 0.740%) (B)	2.361	11-25-34	1,321,278	$1,321,690
Series 2004-8, Class 1A (1 month LIBOR + 0.700%) (B)	2.321	09-25-34	986,641	988,710
BWAY Mortgage Trust Series 2015-1740, Class D (A)(G)	3.787	01-10-35	3,335,000	3,181,769
BXP Trust
Series 2017-CC, Class C (A)(G)	3.552	08-13-37	6,835,000	6,606,725
Series 2017-GM, Class D (A)(G)	3.425	06-13-39	14,495,000	13,653,746
CGDB Commercial Mortgage Trust Series 2017-BIO, Class E (1 month LIBOR + 2.500%) (A)(B)	4.088	05-15-30	1,385,000	1,392,760
CGDBB Commercial Mortgage Trust Series 2017-BIO, Class D (1 month LIBOR + 1.600%) (A)(B)	3.188	07-15-32	2,330,000	2,331,458
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (G)	3.677	02-25-37	1,307,911	1,319,284
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (A)(B)	2.681	06-11-32	8,070,000	8,082,574
Cold Storage Trust Series 2017-E3, Class C (1 month LIBOR + 1.350%) (A)(B)	2.938	04-15-36	9,365,000	9,397,020
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank AG) Series 2013-WWP, Class D (A)	3.898	03-10-31	2,710,000	2,820,046
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (A)(B)	3.829	02-13-32	11,010,000	11,065,127
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class E (1 month LIBOR + 3.150%) (A)(B)	4.729	08-13-27	3,230,000	3,269,599
Core Industrial Trust Series 2015-CALW, Class F (A)(G)	3.850	02-10-34	6,270,000	6,107,783
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (A)	3.639	11-15-34	11,100,000	11,320,952
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.018	09-19-44	11,991,592	409,016
Series 2005-AR2, Class X2 IO	1.449	03-19-45	25,476,331	772,771
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (A)(G)	3.382	12-15-34	7,160,000	7,075,521
GRACE Mortgage Trust Series 2014-GRCE, Class F (A)(G)	3.590	06-10-28	5,350,000	5,249,977
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (G)	5.790	07-10-38	1,988,565	1,988,565
GS Mortgage Securities Corp. II Series 2018-CHLL, Class F (1 month LIBOR + 3.330%) (A)(B)	4.888	02-15-37	4,020,000	4,020,000
28	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (G)	3.780	05-25-34	3,044,228	$3,091,393
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (G)	3.239	06-19-34	1,905,493	1,917,212
Series 2004-7, Class 4A (G)	3.747	11-19-34	2,742,367	2,816,271
Series 2005-2, Class X IO	1.094	05-19-35	6,844,311	254,118
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%) (B)	1.934	06-20-35	2,480,703	2,428,963
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (B)	2.044	06-20-35	1,709,284	1,700,784
Series 2007-3, Class ES IO (A)	0.350	05-19-47	7,729,401	118,183
Series 2007-4, Class ES IO	0.350	07-19-47	8,127,386	116,124
Series 2007-6, Class ES IO (A)	0.353	08-19-37	6,704,558	85,369
IMT Trust Series 2017-A3, Class EFL (1 month LIBOR + 2.150%) (A)(B)	3.738	06-15-34	3,820,000	3,826,002
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.382	10-25-36	14,918,007	773,500
Series 2005-AR18, Class 2X IO	1.088	10-25-36	11,902,433	147,978
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A (A)(G)	2.854	10-06-38	570,000	540,464
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (G)	3.305	12-25-34	973,524	978,945
Series 2005-2, Class 1A (6 month LIBOR + 1.250%) (B)	2.911	10-25-35	30,877	31,271
Series 2005-A2, Class A2 (G)	3.530	02-25-35	2,202,058	2,247,315
Series 2005-A8, Class A2A (1 month LIBOR + 0.270%) (B)	1.891	08-25-36	10,274,345	10,024,996
Series 2006-3, Class 2A1 (G)	3.459	10-25-36	1,210,197	1,199,282
Series 2007-1, Class 2A1 (B)(G)	3.704	01-25-37	4,090,045	4,175,673
Morgan Stanley Capital I Trust
Series 2014-150E, Class F (A)(G)	4.295	09-09-32	6,185,000	5,932,115
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(B)	2.988	11-15-34	4,655,000	4,668,132
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (G)	3.576	10-25-34	711,985	724,781
Series 2004-9, Class 1A (G)	5.361	11-25-34	1,812,960	1,897,285
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	4,045,000	4,044,713
MSDB Trust Series 2017-712F, Class B (A)(G)	3.453	07-11-39	12,485,000	12,147,628
Olympic Tower Mortgage Trust Series 2017-OT, Class A (A)	3.566	05-10-39	7,045,000	7,028,220
One Market Plaza Trust Series 2017-1MKT, Class D (A)	4.145	02-10-32	2,905,000	2,869,577
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (1 month LIBOR + 0.310%) (B)	1.931	11-25-35	1,261,877	1,249,774
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	29

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Queens Center Mortgage Trust Series 2013-QCA, Class D (A)(G)	3.474	01-11-37	4,830,000	$4,612,912
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (A)(G)	4.388	01-05-43	5,655,000	4,634,306
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (G)	3.454	12-25-33	1,595,675	1,582,926
Thornburg Mortgage Securities Trust Series 2007-4, Class 1A1 (G)	3.334	09-25-37	5,036,493	5,071,433
Verus Securitization Trust Series 2018-1, Class A1 (A)(G)	2.929	02-25-48	8,178,770	8,179,575
VNDO Trust Series 2016-350P, Class D (A)(G)	3.903	01-10-35	9,985,000	9,645,074
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (G)	3.441	01-25-35	2,624,475	2,681,796
Series 2005-AR19, Class A1A2 (1 month LIBOR + 0.290%) (B)	1.911	12-25-45	2,794,418	2,744,350
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%) (B)	1.991	01-25-45	3,420,653	3,355,793
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%) (B)	2.001	01-25-45	2,376,681	2,334,197
Series 2005-AR3, Class A2 (G)	3.338	03-25-35	2,646,023	2,676,641
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (B)	2.081	04-25-45	5,493,856	5,395,817
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%) (B)	2.461	07-25-45	2,574,711	2,554,626
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%) (B)	2.341	07-25-45	2,342,504	2,309,531
Wells Fargo Commercial Mortgage Trust Series 2013-BTC, Class E (A)(G)	3.550	04-16-35	7,406,403	6,993,037
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (G)	3.738	12-25-34	1,203,502	1,224,480
Worldwide Plaza Trust Series 2017-WWP, Class D (A)(G)	3.596	11-10-36	7,935,000	7,486,645
U.S. Government Agency 0.5%				42,492,354
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%) (B)	3.271	04-25-24	1,953,075	1,984,837
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (B)	3.471	10-25-27	3,690,000	3,769,118
Series 2015-DNA1, Class M3 (1 month LIBOR + 3.300%) (B)	4.921	10-25-27	2,700,000	3,023,933
Series 2016-A3, Class M1 (1 month LIBOR + 0.800%) (B)	2.421	03-25-29	3,046,352	3,053,218
Series 2016-DNA2, Class M2 (1 month LIBOR + 2.200%) (B)	3.821	10-25-28	9,593,255	9,726,527
Series 292, Class IO	3.500	11-15-27	4,459,129	476,985
Series 296, Class IO	3.000	12-15-27	3,605,306	354,689
Series 304, Class C42 IO	4.000	12-15-27	6,273,371	498,232
30	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	6,207,007	$719,196
Series 2013-39, Class KI IO	4.000	05-25-28	9,174,292	1,009,969
Series 2014-C02, Class 1M1 (1 month LIBOR + 0.950%) (B)	2.571	05-25-24	754,280	756,867
Series 2014-C03, Class 1M1 (1 month LIBOR + 0.950%) (B)	2.571	10-25-29	14,394,917	14,493,636
Series 402, Class 3 IO	4.000	11-25-39	441,541	105,157
Series 402, Class 4 IO	4.000	10-25-39	671,281	138,036
Series 402, Class 7 IO	4.500	11-25-39	910,673	200,586
Series 406, Class 3 IO	4.000	01-25-41	2,409,669	521,694
Series 407, Class 4 IO	4.500	03-25-41	3,624,753	780,155
Series 407, Class 7 IO	5.000	03-25-41	2,524,230	580,160

Series 407, Class 8 IO	5.000	03-25-41	1,318,840	299,359
Asset backed securities 5.0%				$382,622,497
(Cost $378,555,110)
Asset backed securities 5.0%				382,622,497
Aames Mortgage Investment Trust Series 2005-4, Class M2 (1 month LIBOR + 0.735%) (B)	2.356	10-25-35	5,124,148	5,145,376
Accredited Mortgage Loan Trust Series 2005-2ACCR, Class M2 (1 month LIBOR + 0.660%) (B)	2.281	07-25-35	1,763,510	1,767,279
Aegis Asset Backed Securities Trust Series 2005-2, Class M2 (1 month LIBOR + 0.440%) (B)	2.061	06-25-35	2,421,327	2,399,994
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	16,155,000	15,929,814
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(B)	1.861	07-25-36	5,853,009	5,833,302
Capital One Multi-Asset Execution Trust Series 2017-A1, Class A1	2.000	01-17-23	10,090,000	9,963,333
Chase Issuance Trust Series 2015-A7, Class A7	1.620	07-15-20	4,660,000	4,651,146
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3	1.920	04-07-22	19,855,000	19,542,605
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (A)	4.474	03-20-43	21,695,192	21,811,699
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	22,549,600	23,211,884
DB Master Finance LLC
Series 2015-1A, Class A2II (A)	3.980	02-20-45	34,992,749	35,225,801
Series 2017-1A, Class A2I (A)	3.629	11-20-47	6,284,250	6,238,375
Discover Card Execution Note Trust
Series 2012-A6, Class A6	1.670	01-18-22	21,065,000	20,833,607
Series 2016-A4, Class A4	1.390	03-15-22	8,680,000	8,518,644
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	24,582,150	25,388,445
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	31

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(B)	2.995	07-25-47	24,357,600	$24,360,036
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	4,413,413	4,506,138
First Franklin Mortgage Loan Trust Series 2005-FF7, Class M2 (1 month LIBOR + 0.470%) (B)	2.091	07-25-35	3,152,054	3,160,662
FOCUS Brands Funding LLC Series 2017-1A, Class A2II (A)	5.093	04-30-47	8,461,063	8,686,042
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (B)	1.991	10-25-35	5,039,869	4,990,539
Home Equity Asset Trust Series 2003-1, Class M1 (1 month LIBOR + 1.500%) (B)	3.121	06-25-33	1,171,077	1,198,449
METAL LLC Series 2017-1, Class A (A)	4.581	10-15-42	12,901,831	12,944,166
New Century Home Equity Loan Trust Series 2005-1, Class M1 (1 month LIBOR + 0.675%) (B)	2.296	03-25-35	6,785,000	6,777,537
Option One Mortgage Loan Trust Series 2005-2, Class M1 (1 month LIBOR + 0.660%) (B)	2.281	05-25-35	5,492,783	5,506,674
RASC Trust Series 2005-KS7, Class M4 (1 month LIBOR + 0.870%) (B)	2.491	08-25-35	3,041,000	3,059,268
Saxon Asset Securities Trust Series 2006-2, Class A3C (1 month LIBOR + 0.150%) (B)	1.771	09-25-36	6,883,861	6,847,780
Specialty Underwriting & Residential Finance Trust Series 2006-BC 1, Class A2D (1 month LIBOR + 0.300%) (B)	1.921	12-25-36	2,344,473	2,346,307
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (1 month LIBOR + 0.720%) (A)(B)	2.341	02-25-35	40,831	40,739
Series 2005-2, Class M2 (1 month LIBOR + 0.735%) (B)	2.356	03-25-35	7,213,523	7,224,349
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	28,430,125	29,882,620
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(G)	3.750	04-25-55	8,070,000	8,085,309
Series 2017-3, Class A1 (A)(G)	2.750	07-25-57	10,572,827	10,456,769
Verizon Owner Trust Series 2017-1A, Class A (A)	2.060	09-20-21	7,823,000	7,750,888
Wendys Funding LLC
Series 2015-1A, Class A2II (A)	4.080	06-15-45	21,405,295	21,653,810
Series 2018-1A, Class A2I (A)	3.573	03-15-48	6,810,000	6,683,111

32	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 2.7%		$208,372,898
(Cost $148,396,415)
Consumer discretionary 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (H)(I)	110,794	0
Financials 2.6%		203,872,705
Banks 2.3%
BankUnited, Inc.	248,604	9,998,853
Commerce Bancshares, Inc.	293,464	16,953,415
Community Bank System, Inc.	223,272	11,902,630
Cullen/Frost Bankers, Inc.	171,514	17,835,741
First Republic Bank	95,420	8,854,976
Glacier Bancorp, Inc.	189,893	7,386,838
Investors Bancorp, Inc.	634,693	8,568,356
JPMorgan Chase & Co.	111,661	12,896,846
MB Financial, Inc.	153,457	6,293,272
Park National Corp.	61,349	6,197,476
SVB Financial Group (I)	40,958	10,197,723
Synovus Financial Corp.	418,995	20,656,454
The PNC Financial Services Group, Inc.	145,482	22,936,692
U.S. Bancorp	371,606	20,200,502
Consumer finance 0.3%
American Express Company	60,143	5,864,544
Capital One Financial Corp.	169,260	16,575,632
Thrifts and mortgage finance 0.0%
Oritani Financial Corp.	35,433	552,755
Industrials 0.1%		4,500,193
Construction and engineering 0.1%

HC2 Holdings, Inc. (I)	907,297	4,500,193
Preferred securities 5.1%		$399,996,785
(Cost $395,206,090)
Energy 0.5%		38,844,643
Oil, gas and consumable fuels 0.5%
Hess Corp., 8.000%	199,750	10,938,310
Kinder Morgan, Inc., 9.750%	837,525	27,906,333
Financials 2.8%		215,361,059
Banks 2.4%
First Republic Bank, 5.125%	340,100	8,383,465
First Republic Bank, 5.500%	224,961	5,651,020
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(B)	22,722	17,893,575
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.624% (B)	1,315	33,927
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	33

	Shares	Value
Financials (continued)
Banks (continued)
IBERIABANK Corp. (6.600% to 5-1-26, then 3 month LIBOR + 4.920%)	108,143	$2,882,011
M&T Bank Corp., Series A, 6.375%	14,520	14,665,636
MB Financial, Inc., 6.000%	483,150	12,006,278
People's United Financial, Inc. (5.625% to 12-15-26, then 3 month LIBOR + 4.020%)	481,250	12,815,688
Regions Financial Corp., 6.375%	370,170	9,365,301
SunTrust Banks, Inc. (Greater of 3 month LIBOR + 0.530% or 4.000%), 4.000% (B)	309,575	7,476,236
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)	1,992	51,892
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	429,175	11,982,566
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (B)	32,905	29,713,215
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	7,042,325
Valley National Bancorp (6.250% to 6-30-25, then 3 month LIBOR + 3.850%)	253,467	7,005,828
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	6,059,905
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	174,570	4,830,352
Wells Fargo & Company, Series L, 7.500%	15,427	19,669,425
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	189,290	5,487,517
Capital markets 0.2%
Stifel Financial Corp., 5.200%	677,025	16,499,099
Insurance 0.2%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	536,600	15,845,798
Health care 0.3%		27,137,565
Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.125%	463,890	27,137,565
Industrials 0.2%		19,937,525
Machinery 0.2%
Rexnord Corp., 5.750%	244,990	15,453,969
Stanley Black & Decker, Inc., 5.375%	38,215	4,483,556
Real estate 0.3%		24,356,707
Equity real estate investment trusts 0.3%
Colony NorthStar, Inc., 7.125%	180,025	4,289,996
Crown Castle International Corp., Series A, 6.875%	18,140	20,066,711
34	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 1.0%		$74,359,286
Electric utilities 0.7%
NextEra Energy, Inc., 6.123%	744,970	41,196,841
NextEra Energy, Inc., 6.371%	115,650	7,832,975
SCE Trust VI, 5.000%	283,925	6,456,455
Multi-utilities 0.3%
Dominion Energy, Inc., 6.750%	386,980	18,873,015

	Contracts/ Notional amount	Value
Purchased options 0.4%		$28,992,270
(Cost $41,108,291)
Calls 0.3%		19,839,658
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-11-19; Strike Price: EUR 1.28; Counterparty: Citibank NA) (I)(J)	348,670,000	7,966,895
Over the Counter Option on the EUR vs. USD (Expiration Date: 12-31-18; Strike Price: EUR 1.28; Counterparty: U.S. Bank NA) (I)(J)	178,095,000	3,887,066
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-23-19; Strike Price: EUR 1.28; Counterparty: Citibank NA) (I)(J)	174,210,000	4,144,669
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-25-19; Strike Price: EUR 1.34; Counterparty: Goldman Sachs & Company) (I)(J)	173,940,000	1,857,871
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-1-19; Strike Price: EUR 1.36; Counterparty: Goldman Sachs & Company) (I)(J)	217,085,760	1,983,157
Puts 0.1%		9,152,612
Over the Counter Option on the EUR vs. JPY (Expiration Date: 9-28-18; Strike Price: EUR 120.00; Counterparty: Citibank NA) (I)(J)	205,140,110	1,669,307
Over the Counter Option on the GBP vs. USD (Expiration Date: 6-29-18; Strike Price: GBP 1.24; Counterparty: Goldman Sachs & Company) (I)(J)	205,960,000	285,530
Over the Counter Option on the USD vs. CAD (Expiration Date: 2-13-19; Strike Price: $1.19; Counterparty: Goldman Sachs & Company) (I)(J)	434,265,000	3,136,262
Over the Counter Option on the USD vs. CAD (Expiration Date: 9-7-18; Strike Price: $1.25; Counterparty: Goldman Sachs & Company) (I)(J)	167,836,000	1,944,212
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-12-18; Strike Price: $100.50; Counterparty: Goldman Sachs & Company) (I)(J)	203,920,000	2,117,301

	Shares	Value
Warrants 0.4%		$29,184,449
(Cost $17,980,053)
JPMorgan Chase & Co. (Expiration date: 10-28-18; Strike Price: $41.97) (I)	98,800	7,432,724
SunTrust Banks, Inc. (Expiration date: 11-14-18; Strike Price: $44.15) (I)	336,247	8,406,175
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (I)	85,000	7,692,500
Wells Fargo & Company (Expiration Date: 10-28-18; Strike Price: $33.76) (I)	223,000	5,653,050

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.4%				$187,057,000
(Cost $187,057,000)
U.S. Government Agency 1.0%				81,601,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	35

	Yield* (%)	Maturity date	Par value^	Value
Federal Agricultural Mortgage Corp. Discount Note	1.150	03-01-18	12,401,000	$12,401,000
Federal Home Loan Bank Discount Note	0.900	03-01-18	8,157,000	8,157,000
Federal Home Loan Bank Discount Note	1.000	03-01-18	20,988,000	20,988,000
Federal Home Loan Bank Discount Note	1.120	03-01-18	40,055,000	40,055,000

	Par value^	Value
Repurchase agreement 1.4%		105,456,000
Barclays Tri-Party Repurchase Agreement dated 2-28-18 at 1.350% to be repurchased at $84,625,173 on 3-1-18, collateralized by $68,592,100 U.S. Treasury Notes, 2.375% due 5-15-27 (valued at $66,036,963, including interest) and $19,086,300 U.S. Treasury Inflation Indexed Notes, 0.125% - 1.375% due 1-15-20 to 1-15-27 (valued at $20,280,744, including interest)	84,622,000	84,622,000
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $20,834,313 on 3-1-18, collateralized by $21,315,000 Federal Home Loan Bank Discount Notes, 0.000% due 5-2-18 (valued at $21,252,696, including interest)	20,834,000	20,834,000

Total investments (Cost $7,744,853,795) 100.6%	$7,794,592,815
Other assets and liabilities, net (0.6%)	(44,402,139)
Total net assets 100.0%	$7,750,190,676

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
36	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,928,601,593 or 24.9% of the fund's net assets as of 2-28-18.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	37

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	1,462	Long	Jun 2018	$310,902,166	$310,629,313	$(272,853)
10-Year U.S. Treasury Note Futures	4,127	Short	Jun 2018	(495,941,507)	(495,433,453)	508,054
10-Year Ultra U.S. Treasury Note Futures	607	Short	Jun 2018	(77,663,933)	(77,733,938)	(70,005)
5-Year U.S. Treasury Note Futures	3,988	Short	Jun 2018	(454,998,817)	(454,351,596)	647,221
German Euro BUND Futures	1,748	Short	Mar 2018	(340,340,357)	(340,015,421)	324,936
U.S. Treasury Long Bond Futures	863	Short	Jun 2018	(123,454,506)	(123,786,563)	(332,057)
						$805,296
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	171,485,000	JPY	14,610,093,287	Goldman Sachs Bank USA	3/22/2018	—	$(3,931,064)
AUD	85,912,500	NZD	94,701,349	Australia and New Zealand Banking Group	3/21/2018	—	(1,556,574)
AUD	171,465,000	NZD	186,357,807	Bank of Montreal	3/21/2018	—	(1,197,194)
AUD	85,912,500	NZD	94,598,426	Citibank N.A.	3/21/2018	—	(1,482,359)
AUD	30,845,000	NZD	33,786,533	HSBC Bank USA	3/21/2018	—	(404,610)
AUD	46,290,000	NZD	50,558,169	Royal Bank of Canada	3/21/2018	—	(501,736)
AUD	65,497,891	USD	51,211,164	Australia and New Zealand Banking Group	3/21/2018	—	(337,993)
AUD	60,720,000	USD	47,343,384	Goldman Sachs Bank USA	3/21/2018	—	(181,271)
AUD	25,162,341	USD	19,824,168	HSBC Bank USA	3/21/2018	—	(280,210)
AUD	27,424,964	USD	21,513,180	State Street Bank and Trust Company	3/21/2018	—	(211,810)
BRL	480,650,435	USD	147,800,000	State Street Bank and Trust Company	3/21/2018	—	(66,656)
CAD	134,925,036	EUR	86,790,000	U.S. Bank	3/21/2018	—	(848,087)
CAD	85,715,000	JPY	7,550,634,350	Royal Bank of Canada	3/22/2018	—	(4,043,823)
CAD	326,357,257	USD	257,586,667	Bank of Nova Scotia	3/21/2018	—	(3,160,873)
CAD	44,960,580	USD	36,014,476	Canadian Imperial Bank of Commerce	3/21/2018	—	(963,528)
CAD	303,701,486	USD	242,574,588	Citibank N.A.	3/21/2018	—	(5,811,072)
CAD	586,242,513	USD	462,311,546	Goldman Sachs Bank USA	3/21/2018	—	(5,281,058)
CAD	778,631,311	USD	620,346,261	Royal Bank of Canada	3/21/2018	—	(13,330,836)
CAD	230,432,145	USD	183,804,461	State Street Bank and Trust Company	3/21/2018	—	(4,161,202)
CAD	633,334,621	USD	502,088,383	Toronto Dominion Bank	3/21/2018	—	(8,345,223)
CAD	163,592,458	USD	130,190,000	U.S. Bank	3/21/2018	—	(2,654,485)
CLP	26,599,590,000	USD	43,850,453	Citibank N.A.	3/21/2018	$846,101	—
CLP	13,038,415,000	USD	21,529,747	Standard Chartered Bank	3/21/2018	379,321	—
EUR	129,660,000	GBP	115,489,848	JPMorgan Chase Bank N.A.	3/21/2018	—	(719,054)
EUR	9,030,000	USD	11,017,313	Citibank N.A.	3/6/2018	2,023	—
38	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	428,995,000	USD	530,635,172	Citibank N.A.	3/21/2018	—	$(6,515,466)
EUR	172,000,000	USD	208,344,460	Goldman Sachs Bank USA	3/21/2018	$1,794,562	—
EUR	121,150,566	USD	150,122,025	HSBC Bank USA	3/21/2018	—	(2,107,714)
EUR	85,830,000	USD	106,718,457	Royal Bank of Canada	3/21/2018	—	(1,856,642)
EUR	85,710,000	USD	106,596,413	State Street Bank and Trust Company	3/21/2018	—	(1,881,206)
EUR	86,790,000	USD	107,403,059	U.S. Bank	3/21/2018	—	(1,368,375)
GBP	76,100,706	EUR	86,150,000	JPMorgan Chase Bank N.A.	3/21/2018	—	(396,107)
GBP	167,992,542	USD	235,927,169	State Street Bank and Trust Company	3/21/2018	—	(4,455,763)
JPY	7,608,106,258	CAD	85,715,000	Royal Bank of Canada	3/22/2018	4,583,237	—
JPY	3,418,620,460	NZD	42,580,000	Citibank N.A.	3/22/2018	1,383,364	—
JPY	3,464,686,190	NZD	43,015,000	Goldman Sachs Bank USA	3/22/2018	1,502,062	—
JPY	10,252,281,497	NZD	127,725,000	HSBC Bank USA	3/22/2018	4,127,308	—
JPY	7,073,830,121	USD	64,350,000	Bank of Nova Scotia	3/22/2018	2,042,957	—
JPY	4,672,435,027	USD	42,865,000	Citibank N.A.	3/22/2018	989,146	—
JPY	35,126,844,827	USD	325,570,436	Goldman Sachs Bank USA	3/22/2018	4,120,135	—
JPY	2,553,670,311	USD	23,270,417	State Street Bank and Trust Company	3/22/2018	697,606	—
MXN	2,446,559,549	USD	129,815,403	Citibank N.A.	3/21/2018	—	(431,302)
MXN	3,049,120,551	USD	162,378,032	State Street Bank and Trust Company	3/21/2018	—	(1,128,034)
NOK	1,074,820,000	SEK	1,087,395,394	Standard Chartered Bank	3/21/2018	4,780,685	—
NOK	124,667,000	USD	15,500,640	Citibank N.A.	3/21/2018	295,237	—
NZD	94,964,270	AUD	85,910,000	Australia and New Zealand Banking Group	3/21/2018	1,748,099	—
NZD	98,635,768	AUD	89,230,000	Citibank N.A.	3/21/2018	1,816,805	—
NZD	16,617,081	AUD	15,050,000	Goldman Sachs Bank USA	3/21/2018	292,483	—
NZD	47,510,323	AUD	42,960,000	Royal Bank of Canada	3/21/2018	890,492	—
NZD	64,080,000	JPY	5,167,513,728	Australia and New Zealand Banking Group	3/22/2018	—	(2,295,138)
NZD	149,235,000	JPY	11,933,955,976	Citibank N.A.	3/22/2018	—	(4,400,974)
NZD	249,871,260	USD	183,047,275	Australia and New Zealand Banking Group	3/21/2018	—	(2,873,217)
NZD	10,643,716	USD	7,721,707	Citibank N.A.	3/21/2018	—	(46,869)
NZD	44,802,604	USD	32,714,324	Goldman Sachs Bank USA	3/21/2018	—	(408,620)
NZD	148,634,077	USD	107,818,967	HSBC Bank USA	3/21/2018	—	(643,757)
NZD	186,280,062	USD	136,193,451	JPMorgan Chase Bank N.A.	3/21/2018	—	(1,872,943)
NZD	43,110,000	USD	31,677,228	Royal Bank of Canada	3/21/2018	—	(592,006)
NZD	103,642,824	USD	74,946,328	State Street Bank and Trust Company	3/21/2018	—	(212,850)
SEK	110,405,655	USD	13,790,192	Goldman Sachs Bank USA	3/21/2018	—	(448,462)
SGD	18,263,426	USD	13,705,108	Australia and New Zealand Banking Group	3/21/2018	84,699	—
SGD	121,755,111	USD	91,737,081	Citibank N.A.	3/21/2018	194,157	—
SGD	187,053,624	USD	141,451,178	HSBC Bank USA	3/21/2018	—	(216,274)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	39

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	90,036,154	USD	68,147,925	Royal Bank of Canada	3/21/2018	—	$(166,096)
SGD	154,874,465	USD	115,795,000	Standard Chartered Bank	3/21/2018	$1,143,018	—
SGD	72,883,980	USD	54,924,682	State Street Bank and Trust Company	3/21/2018	106,392	—
USD	234,970,098	AUD	303,908,691	Australia and New Zealand Banking Group	3/21/2018	—	(1,080,230)
USD	135,815,540	AUD	171,465,000	Citibank N.A.	3/21/2018	2,636,165	—
USD	48,383,334	AUD	60,920,000	Goldman Sachs Bank USA	3/21/2018	1,065,879	—
USD	4,310,767	AUD	5,505,000	JPMorgan Chase Bank N.A.	3/21/2018	34,953	—
USD	261,493,576	CAD	329,543,164	Bank of Nova Scotia	3/21/2018	4,584,073	—
USD	582,930,000	CAD	729,539,170	Citibank N.A.	3/21/2018	14,186,459	—
USD	52,090,377	CAD	64,023,320	Goldman Sachs Bank USA	3/21/2018	2,178,254	—
USD	80,058,483	CAD	100,225,215	HSBC Bank USA	3/21/2018	1,923,619	—
USD	872,059,496	CAD	1,091,553,345	Royal Bank of Canada	3/21/2018	21,092,282	—
USD	24,524,853	CAD	30,516,415	State Street Bank and Trust Company	3/21/2018	734,474	—
USD	416,332,000	CAD	525,335,706	Toronto Dominion Bank	3/21/2018	6,784,026	—
USD	17,781,960	DKK	111,500,000	Citibank N.A.	3/21/2018	—	(513,450)
USD	211,867,641	EUR	171,465,000	Bank of Nova Scotia	3/21/2018	2,382,249	—
USD	455,588,924	EUR	369,310,566	Citibank N.A.	3/21/2018	4,387,987	—
USD	431,961,613	EUR	353,142,500	Goldman Sachs Bank USA	3/21/2018	513,825	—
USD	105,189,061	EUR	86,090,000	Royal Bank of Canada	3/21/2018	9,593	—
USD	53,482,787	EUR	42,900,000	Standard Chartered Bank	3/21/2018	1,070,205	—
USD	107,720,640	EUR	85,747,500	State Street Bank and Trust Company	3/21/2018	2,959,618	—
USD	52,708,406	GBP	39,050,211	HSBC Bank USA	3/21/2018	—	(1,097,598)
USD	180,688,439	GBP	128,820,000	State Street Bank and Trust Company	3/21/2018	3,191,592	—
USD	43,075,000	JPY	4,779,688,150	Bank of Montreal	3/22/2018	—	(1,785,793)
USD	129,005,000	JPY	14,367,519,059	Goldman Sachs Bank USA	3/22/2018	—	(5,844,446)
USD	42,865,000	JPY	4,662,991,868	Royal Bank of Canada	3/22/2018	—	(900,515)
USD	101,670,000	JPY	11,098,078,270	State Street Bank and Trust Company	3/22/2018	—	(2,493,405)
USD	86,307,888	MXN	1,662,807,338	Citibank N.A.	3/21/2018	—	(1,628,183)
USD	43,062,788	MXN	844,426,257	Goldman Sachs Bank USA	3/21/2018	—	(1,593,935)
USD	37,326,068	MXN	731,080,685	Standard Chartered Bank	3/21/2018	—	(1,336,476)
USD	43,030,000	MXN	841,068,683	State Street Bank and Trust Company	3/21/2018	—	(1,449,161)
USD	15,469,550	NOK	124,667,000	Goldman Sachs Bank USA	3/21/2018	—	(326,328)
USD	95,434,759	NZD	130,710,000	Australia and New Zealand Banking Group	3/21/2018	1,184,019	—
USD	109,771,567	NZD	151,818,987	HSBC Bank USA	3/21/2018	299,822	—
USD	638,049,471	NZD	922,835,766	State Street Bank and Trust Company	3/21/2018	—	(27,377,459)
USD	94,348,677	SEK	791,179,700	Goldman Sachs Bank USA	3/21/2018	—	(1,259,700)
40	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	27,750,000	SGD	36,240,113	Australia and New Zealand Banking Group	3/21/2018	$386,891	—
USD	9,525,000	SGD	12,577,286	Goldman Sachs Bank USA	3/21/2018	28,516	—
USD	28,035,000	SGD	36,755,735	Royal Bank of Canada	3/21/2018	282,569	—
USD	443,677,623	SGD	597,846,038	Standard Chartered Bank	3/21/2018	—	$(7,726,233)
						$105,736,959	$(150,201,445)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $7,787,017,367. Net unrealized depreciation aggregated to $36,083,742, of which $200,487,367 related to gross unrealized appreciation and $236,571,109 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	41

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Investments, at value (Cost $7,744,853,795)	$7,794,592,815
Unrealized appreciation on forward foreign currency contracts	105,736,959
Cash	22,103
Foreign currency, at value (Cost $7,047,200)	6,961,811
Cash held at broker for futures contracts	20,865,897
Cash segregated at custodian for OTC derivative contracts	51,348,000
Receivable for investments sold	301,275
Receivable for collateral on OTC derivatives	6,170,000
Receivable for fund shares sold	19,896,288
Dividends and interest receivable	73,693,382
Other receivables and prepaid expenses	431,872
Total assets	8,080,020,402
Liabilities
Payable for futures variation margin	2,950,014
Unrealized depreciation on forward foreign currency contracts	150,201,445
Payable for investments purchased	117,638,734
Payable for delayed delivery securities purchased	11,016,602
Payable for fund shares repurchased	43,682,292
Distributions payable	2,681,313
Payable to affiliates
Accounting and legal services fees	440,808
Transfer agent fees	413,039
Distribution and service fees	5,110
Trustees' fees	10,863
Other liabilities and accrued expenses	789,506
Total liabilities	329,829,726
Net assets	$7,750,190,676
Net assets consist of
Paid-in capital	$7,800,323,023
Undistributed net investment income	19,766,120
Accumulated net realized gain (loss) on investments, futures contracts, options written and foreign currency transactions	(77,155,003)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	7,256,536
Net assets	$7,750,190,676

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       42

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($526,743,257 ÷ 48,979,853 shares)[1]	$10.75
Class C ($349,476,700 ÷ 32,496,119 shares)[1]	$10.75
Class I ($3,866,223,273 ÷ 359,489,803 shares)	$10.75
Class R2 ($17,170,587 ÷ 1,595,164 shares)	$10.76
Class R6 ($1,184,617,339 ÷ 110,067,143 shares)	$10.76
Class NAV ($1,805,959,520 ÷ 167,996,502 shares)	$10.75
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.20

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       43

STATEMENT OF OPERATIONS   For the six months ended 2-28-18 (unaudited)

Investment income
Interest	$138,867,609
Dividends	14,900,527
Less foreign taxes withheld	(1,780,587)
Total investment income	151,987,549
Expenses
Investment management fees	24,234,963
Distribution and service fees	2,645,424
Accounting and legal services fees	645,741
Transfer agent fees	2,651,055
Trustees' fees	64,862
State registration fees	112,106
Printing and postage	172,580
Professional fees	116,220
Custodian fees	772,697
Other	83,656
Total expenses	31,499,304
Less expense reductions	(1,109,658)
Net expenses	30,389,646
Net investment income	121,597,903
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	15,052,702
Futures contracts	48,150,933
Forward foreign currency contracts	(6,841,445)
Written options	(24,155)
56,338,035
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(118,229,001)
Futures contracts	4,335,396
Forward foreign currency contracts	(58,912,492)
(172,806,097)
Net realized and unrealized loss	(116,468,062)
Increase in net assets from operations	$5,129,841

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       44

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$121,597,903	$197,615,477
Net realized gain	56,338,035	34,194,486
Change in net unrealized appreciation (depreciation)	(172,806,097)	79,957,834
Increase in net assets resulting from operations	5,129,841	311,767,797
Distributions to shareholders
From net investment income
Class A	(8,236,572)	(18,425,060)
Class C	(4,317,588)	(6,540,932)
Class I	(65,788,423)	(84,601,250)
Class R2	(282,267)	(422,140)
Class R6	(20,712,415)	(7,126,212)
Class NAV	(32,177,683)	(50,474,170)
Total distributions	(131,514,948)	(167,589,764)
From fund share transactions	220,659,817	1,562,492,960
Total increase	94,274,710	1,706,670,993
Net assets
Beginning of period	7,655,915,966	5,949,244,973
End of period	$7,750,190,676	$7,655,915,966
Undistributed net investment income	$19,766,120	$29,683,165

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       45

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$10.93		$10.72	$10.80	$10.98	$10.80	$10.94
Net investment income[2]	0.15		0.29	0.26	0.32	0.39	0.45
Net realized and unrealized gain (loss) on investments	(0.16)		0.17	0.21	(0.17)	0.35	(0.09)
Total from investment operations	(0.01)		0.46	0.47	0.15	0.74	0.36
Less distributions
From net investment income	(0.17)		(0.25)	(0.28)	(0.33)	(0.44)	(0.50)
From net realized gain	—		—	(0.27)	—	(0.12)	—
Total distributions	(0.17)		(0.25)	(0.55)	(0.33)	(0.56)	(0.50)
Net asset value, end of period	$10.75		$10.93	$10.72	$10.80	$10.98	$10.80
Total return (%)[3,4]	(0.21	) [5]	4.44	4.52	1.42	7.03	3.29
Ratios and supplemental data
Net assets, end of period (in millions)	$527		$543	$1,138	$1,152	$1,111	$1,213
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	[6]	1.10	1.11	1.11	1.18	1.19
Expenses including reductions	1.05	[6]	1.07	1.08	1.08	1.17	1.17
Net investment income	2.85	[6]	2.73	2.42	2.95	3.58	4.05
Portfolio turnover (%)	32		42	44	37	48	41

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       46

Class C Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$10.93		$10.72	$10.80	$10.98	$10.80	$10.94
Net investment income[2]	0.12		0.22	0.18	0.25	0.32	0.37
Net realized and unrealized gain (loss) on investments	(0.17)		0.16	0.21	(0.17)	0.34	(0.08)
Total from investment operations	(0.05)		0.38	0.39	0.08	0.66	0.29
Less distributions
From net investment income	(0.13)		(0.17)	(0.20)	(0.26)	(0.36)	(0.43)
From net realized gain	—		—	(0.27)	—	(0.12)	—
Total distributions	(0.13)		(0.17)	(0.47)	(0.26)	(0.48)	(0.43)
Net asset value, end of period	$10.75		$10.93	$10.72	$10.80	$10.98	$10.80
Total return (%)[3,4]	(0.56	) [5]	3.72	3.79	0.71	6.28	2.56
Ratios and supplemental data
Net assets, end of period (in millions)	$349		$375	$447	$453	$458	$434
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78	[6]	1.80	1.81	1.81	1.88	1.90
Expenses including reductions	1.75	[6]	1.77	1.78	1.78	1.87	1.87
Net investment income	2.15	[6]	2.07	1.72	2.26	2.88	3.33
Portfolio turnover (%)	32		42	44	37	48	41

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       47

Class I Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$10.93		$10.73	$10.80	$10.98	$10.80	$10.94
Net investment income[2]	0.17		0.33	0.29	0.36	0.43	0.49
Net realized and unrealized gain (loss) on investments	(0.17)		0.15	0.22	(0.17)	0.35	(0.09)
Total from investment operations	—		0.48	0.51	0.19	0.78	0.40
Less distributions
From net investment income	(0.18)		(0.28)	(0.31)	(0.37)	(0.48)	(0.54)
From net realized gain	—		—	(0.27)	—	(0.12)	—
Total distributions	(0.18)		(0.28)	(0.58)	(0.37)	(0.60)	(0.54)
Net asset value, end of period	$10.75		$10.93	$10.73	$10.80	$10.98	$10.80
Total return (%)[3]	(0.07	) [4]	4.67	4.94	1.74	7.40	3.65
Ratios and supplemental data
Net assets, end of period (in millions)	$3,866		$3,873	$2,500	$2,198	$1,506	$1,055
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	[5]	0.79	0.79	0.80	0.83	0.83
Expenses including reductions	0.75	[5]	0.76	0.76	0.76	0.82	0.82
Net investment income	3.15	[5]	3.10	2.73	3.26	3.92	4.38
Portfolio turnover (%)	32		42	44	37	48	41

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       48

Class R2 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$10.94		$10.73	$10.80	$10.99	$10.81	$10.94
Net investment income[2]	0.15		0.29	0.25	0.31	0.39	0.41
Net realized and unrealized gain (loss) on investments	(0.17)		0.16	0.22	(0.17)	0.34	(0.04)
Total from investment operations	(0.02)		0.45	0.47	0.14	0.73	0.37
Less distributions
From net investment income	(0.16)		(0.24)	(0.27)	(0.33)	(0.43)	(0.50)
From net realized gain	—		—	(0.27)	—	(0.12)	—
Total distributions	(0.16)		(0.24)	(0.54)	(0.33)	(0.55)	(0.50)
Net asset value, end of period	$10.76		$10.94	$10.73	$10.80	$10.99	$10.81
Total return (%)[3]	(0.24	) [4]	4.32	4.52	1.30	6.97	3.34
Ratios and supplemental data
Net assets, end of period (in millions)	$17		$19	$19	$16	$8	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	[5]	1.20	1.16	1.18	1.69	2.33
Expenses including reductions	1.13	[5]	1.17	1.13	1.14	1.22	1.22
Net investment income	2.77	[5]	2.68	2.37	2.85	3.52	3.85
Portfolio turnover (%)	32		42	44	37	48	41

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       49

Class R6 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$10.94		$10.73	$10.80	$10.98	$10.80	$10.94
Net investment income[2]	0.18		0.35	0.30	0.36	0.43	0.48
Net realized and unrealized gain (loss) on investments	(0.17)		0.15	0.22	(0.16)	0.35	(0.08)
Total from investment operations	0.01		0.50	0.52	0.20	0.78	0.40
Less distributions
From net investment income	(0.19)		(0.29)	(0.32)	(0.38)	(0.48)	(0.54)
From net realized gain	—		—	(0.27)	—	(0.12)	—
Total distributions	(0.19)		(0.29)	(0.59)	(0.38)	(0.60)	(0.54)
Net asset value, end of period	$10.76		$10.94	$10.73	$10.80	$10.98	$10.80
Total return (%)[3]	(0.02	) [4]	4.87	5.06	1.84	7.39	3.65
Ratios and supplemental data
Net assets, end of period (in millions)	$1,185		$998	$31	$15	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69	[5]	0.69	0.70	0.77	3.72	6.45
Expenses including reductions	0.66	[5]	0.66	0.65	0.65	0.83	0.83
Net investment income	3.25	[5]	3.32	2.86	3.30	3.91	4.38
Portfolio turnover (%)	32		42	44	37	48	41

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       50

Class NAV Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$10.93		$10.72	$10.79	$10.97	$10.80	$10.94
Net investment income[2]	0.18		0.34	0.30	0.37	0.45	0.51
Net realized and unrealized gain (loss) on investments	(0.17)		0.16	0.22	(0.17)	0.33	(0.09)
Total from investment operations	0.01		0.50	0.52	0.20	0.78	0.42
Less distributions
From net investment income	(0.19)		(0.29)	(0.32)	(0.38)	(0.49)	(0.56)
From net realized gain	—		—	(0.27)	—	(0.12)	—
Total distributions	(0.19)		(0.29)	(0.59)	(0.38)	(0.61)	(0.56)
Net asset value, end of period	$10.75		$10.93	$10.72	$10.79	$10.97	$10.80
Total return (%)[3]	0.08	[4]	4.79	5.06	1.85	7.44	3.77
Ratios and supplemental data
Net assets, end of period (in millions)	$1,806		$1,847	$1,814	$1,683	$1,533	$1,341
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67	[5]	0.68	0.68	0.68	0.69	0.71
Expenses including reductions	0.64	[5]	0.65	0.65	0.65	0.68	0.71
Net investment income	3.26	[5]	3.20	2.85	3.39	4.07	4.54
Portfolio turnover (%)	32		42	44	37	48	41

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       51

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       52

factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$1,767,969,606	—	$1,767,969,606	—
Corporate bonds	3,378,017,437	—	3,378,017,437	—
Convertible bonds	190,686,767	—	190,686,767	—
Capital preferred securities	153,133,887	—	153,133,887	—
Term loans	741,030,783	—	741,030,783	—
Collateralized mortgage obligations	327,528,436	—	327,528,436	—
Asset backed securities	382,622,497	—	382,622,497	—
Common stocks	208,372,898	$208,372,898	—	—
Preferred securities	399,996,785	357,552,943	42,443,842	—
Purchased options	28,992,270	—	28,992,270	—
Warrants	29,184,449	29,184,449	—	—
Short-term investments	187,057,000	—	187,057,000	—
Total investments in securities	$7,794,592,815	$595,110,290	$7,199,482,525	—
Derivatives:
Assets
Futures	$1,480,211	$1,480,211	—	—
Forward foreign currency contracts	105,736,959	—	$105,736,959	—
Liabilities
Futures	(674,915)	(674,915)	—	—
Forward foreign currency contracts	(150,201,445)	—	(150,201,445)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       53

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       54

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018 were $7,607.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2017, the fund has a short-term capital loss carryforward of $40,585,791 and a long-term capital loss carryforward of $31,571,512 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, amortization and accretion on debt securities, and contingent payment debt instruments.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       55

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities as Cash segregated at custodian for OTC derivative contracts. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Collateral or margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       56

During the six months ended February 28, 2018, the fund used futures contracts to manage duration of the fund and as a substitute for securities purchased. The fund held futures contracts with notional values ranging from $1.2 billion to $1.8 billion, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2018, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $14.0 billion to $37.7 billion, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. During the six months ended February 28, 2018, the fund used purchased options to manage against anticipated currency exchange rate changes. The fund held purchased options with market values ranging from $7.7 million to $29.0 million, as measured at each quarter end.

When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund. During the six months ended February 28, 2018, the fund wrote option contracts to manage against anticipated currency exchange rate changes. The fund held written options contracts with market values up to $4.0 million.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       57

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures	Futures†	$1,480,211	($674,915)
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	105,736,959	(150,201,445)
Foreign currency	Investments, at value*	Purchased options	28,992,270	—
Total			$136,209,440	($150,876,360)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.
* Purchased options are included in Fund's investments.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The table below reflects the fund's exposure to counterparties subject to an ISDA for OTC derivative transactions:

OTC Financial Instruments	Asset	Liability
Foreign forward currency contracts	$105,736,959	($150,201,445)
Purchased options	28,992,270	—
Totals	$134,729,229	($150,201,445)

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
Australia and New Zealand Banking Group	($4,739,444)	—	$4,739,444	—
Bank of Montreal	(2,982,987)	—	2,820,000	($162,987)
Bank of Nova Scotia	5,848,406	5,848,406	—	—
Canadian Imperial Bank of Commerce	(963,528)	—	780,000	(183,528)
Citibank N.A.	19,688,640	19,055,000	—	633,640
Goldman Sachs Bank USA	3,545,165	$1,820,000	—	1,725,165
HSBC Bank USA	1,600,586	1,600,000	—	586
JPMorgan Chase Bank N.A.	(2,953,151)	—	2,940,000	(13,151)
Royal Bank of Canada	5,466,519	5,466,519	—	—
Standard Chartered Bank	(1,689,480)	—	1,689,480	—
State Street Bank and Trust Company	(35,747,864)	—	35,747,864	—
Toronto Dominion Bank	(1,561,197)	—	1,060,000	(501,197)
U.S. Bank	(983,881)	—	—	(983,881)
Totals	($15,472,216)	$33,789,925	$49,776,788	$514,647

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       58

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Investments and foreign currency transactions [1]	Futures contracts	Written options	Forward foreign currency contracts	Total
Foreign currency	($20,623,267)	—	($24,155)	($6,841,445)	($27,488,867)
Interest rate	—	$48,150,933	—	—	48,150,933
Total	($20,623,267)	$48,150,933	($24,155)	($6,841,445)	$20,662,066
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Investments and translation of assets and liabilities in foreign currencies [1]	Futures contracts	Forward foreign currency contracts	Total
Foreign currency	($732,380)	—	($58,912,492)	($59,644,872)
Interest rate	—	$4,335,396	—	4,335,396
Total	($732,380)	$4,335,396	($58,912,492)	($55,309,476)
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund's aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund's aggregate daily net assets; (c) 0.600% of the next $4 billion of the fund's aggregate daily net assets; (d) 0.590% of the next $4.5 billion of the fund's aggregate daily net assets; and (e) 0.575% of the fund's aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund, 2) Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust, 3) Strategic Income Opportunities Fund, a sub-fund of John Hancock Worldwide Investors, PLC and 4) Certain assets of Income Allocation Fund, a fund of the Trust, as defined in the advisory agreement. The Advisor has a subadvisory agreement with

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       59

John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 1, 2018, the Advisor had contractually agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain total operating expenses at 1.15%,1.85% and 1.20% for Class A, Class C and Class R2 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense.

The Advisor has contractually agreed to waive its management fee by an annual rate of 0.02% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the six months ended February 28, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$75,827	Class R6	$167,430
Class C	51,402	Class NAV	261,432
Class I	550,937	Total	$1,109,658
Class R2	2,630

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2018 were equivalent to a net annual effective rate of 0.59% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       60

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $298,519 for the six months ended February 28, 2018. Of this amount, $41,826 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $249,439 was paid as sales commissions to broker-dealers and $7,254 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018, CDSCs received by the Distributor amounted to $925 and $10,974 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$798,422	$284,321
Class C	1,803,716	192,670
Class I	—	2,100,167
Class R2	43,286	1,153
Class R6	—	72,744
Total	$2,645,424	$2,651,055

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,849,847	$74,584,891	19,590,892	$209,194,092
Distributions reinvested	743,094	8,071,108	1,690,044	18,076,153
Repurchased	(8,297,937)	(90,304,337)	(77,687,832)	(830,248,382)
Net decrease	(704,996)	($7,648,338)	(56,406,896)	($602,978,137)

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       61

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class C shares
Sold	2,283,862	$24,861,811	4,367,801	$46,753,730
Distributions reinvested	364,688	3,960,695	547,737	5,872,755
Repurchased	(4,436,840)	(48,285,909)	(12,317,980)	(131,808,160)
Net decrease	(1,788,290)	($19,463,403)	(7,402,442)	($79,181,675)
Class I shares
Sold	79,352,013	$863,734,050	286,750,419	$3,072,968,868
Distributions reinvested	5,712,917	62,050,958	6,731,608	72,347,786
Repurchased	(79,898,216)	(870,338,233)	(172,247,192)	(1,848,389,434)
Net increase	5,166,714	$55,446,775	121,234,835	$1,296,927,220
Class R2 shares
Sold	265,138	$2,886,899	615,525	$6,608,103
Distributions reinvested	24,732	268,899	36,378	390,375
Repurchased	(436,915)	(4,756,403)	(716,136)	(7,691,067)
Net decrease	(147,045)	($1,600,605)	(64,233)	($692,589)
Class R6 shares
Sold	44,943,790	$490,232,916	93,100,159	$1,002,865,967
Distributions reinvested	483,988	5,257,459	160,403	1,733,398
Repurchased	(26,634,104)	(290,061,077)	(4,913,437)	(53,277,971)
Net increase	18,793,674	$205,429,298	88,347,125	$951,321,394
Class NAV shares
Sold	3,353,787	$36,451,871	15,456,321	$164,105,971
Distributions reinvested	2,962,428	32,177,683	4,707,910	50,474,170
Repurchased	(7,394,191)	(80,133,464)	(20,270,029)	(217,483,394)
Net decrease	(1,077,976)	($11,503,910)	(105,798)	($2,903,253)
Total net increase	20,242,081	$220,659,817	145,602,591	$1,562,492,960

Affiliates of the fund owned 90.2% of shares of Class NAV and 1% of shares of Class R6. on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $2,907,529,909 and $2,360,814,588, respectively, for the six months ended February 28, 2018.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2018, funds within the John Hancock group of funds complex held 21.0% of the fund's net assets. John Hancock Funds II Multimanager Lifestyle Balanced Portfolio owned 8.0% of the fund's net assets.

Note 9 — New Rule Issuance

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       62

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       63

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437338	356SA 2/18 4/18

John Hancock

U.S. Growth Fund

Semiannual report 2/28/18

A message to shareholders

Dear shareholder,

Markets around the world experienced a meaningful rise in volatility in the last few weeks of the reporting period. Stocks declined as investors reacted to higher bond yields and the prospect of rising inflation, even if that inflation was rising from historically low levels. While some in the asset management community believe the sell-off will be temporary, it's likely that the era of extremely low volatility is behind us for the time being.

Ultimately, the asset prices of stocks are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report as 2017 came to a close. Unemployment remained close to historic lows, consumer confidence rose, and the housing market continued to notch steady gains. One moderating factor was the U.S. Federal Reserve's steady tightening of monetary policy. While higher interest rates alone may not cause the economy to pull back, markets will be closely attuned to any sign of policymakers quickening the pace of interest-rate increases in the year ahead.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies investing in any market cycle.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
U.S. Growth Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
24	Notes to financial statements
30	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high total return primarily through capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/18 (%)

The Russell 1000 Growth Index is an unmanaged index composed of those securities in the Russell 1000 Index that have a higher-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 10-31-11. Returns prior to this date are those of Class NAV shares, and have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

A strong market backdrop

U.S. stock prices continued to gain ground over the period, reflecting a healthy U.S. economy and momentum from newly enacted tax reform.

Relative outperformance

The fund outperformed its benchmark, the Russell 1000 Growth Index, reflecting strong stock picking and favorable sector allocation.

Security selection in a number of sectors helped

The fund's security selection was best in the consumer discretionary and information technology sectors, while picks in financials and industrials detracted.

SECTOR COMPOSITION AS OF 2/28/18 (%)

A note about risks

Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investing in real estate investment trusts subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       3

Discussion of fund performance

An interview with Portfolio Manager John A. Boselli, CFA, Wellington Management Company LLP

How did the fund perform during the six months ended February 28, 2018?

U.S. stocks finished 2017 having risen for the ninth straight quarter. Low unemployment, robust corporate earnings, and strong consumer and business spending contributed to positive market sentiment and healthy economic momentum. Tax reform was a key area of focus during the period, culminating with a $1.5 trillion federal tax reform bill signed into law in late December.

The stock market's strong momentum continued through January, as investor optimism ultimately led stock prices, as measured by the S&P 500, to a record high in January. Volatility soared in February, however, and equities gave back some of their recent gains, posting their first monthly loss in 16 months. Over the full period, large-cap growth stocks significantly outpaced their large-cap value counterparts.

In this environment, the fund's Class A shares gained 15.27% (excluding sales charges), outpacing both the benchmark Russell 1000 Growth Index and the fund's Morningstar peer group average.

What factors influenced the fund's performance relative to the benchmark?

During the period, the fund's outperformance was driven by strong stock selection and, to a lesser extent, sector allocation. Stock selection was strongest among holdings in the consumer discretionary and information technology sectors, while picks in financials and industrials were modestly offsetting negatives.

On the sector allocation side, the fund benefited the most from underweighting the lagging consumer staples category and significantly overweighting financials, which outperformed. An overweight in the underperforming healthcare sector did hamper results.

Which holdings contributed to the fund's relative performance?

The fund's biggest individual contributor this period was Align Technology, Inc., a U.S.-based medical device company with a focus on dental products. Align reported strong financial results and ranked well in our investment process for strong organic revenue growth. In February, we elected to

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       4

"Low unemployment, robust corporate earnings, and strong consumer and business spending contributed to positive market sentiment and healthy economic momentum."
sell the fund's position in the stock, as it was approaching our price target and we saw better upside elsewhere in our investment universe.

In the consumer discretionary sector, one of the fund's top contributors was Ross Stores, Inc. Shares of this off-priced U.S. retailer of apparel and home accessories outperformed, as the company announced strong growth driven by increased traffic in its stores and improved sales per customer. Also, in consumer discretionary, an investment in Netflix, Inc. made a meaningful performance contribution this period, as the video-on-demand service generated stronger-than-expected subscriber growth. We eliminated the fund's position in Netflix at the beginning of February.

Meanwhile, in the information technology sector, a top contributor was Adobe Systems, Inc., a provider of digital media tools that gained after the company issued an optimistic financial forecast. Also contributing was cloud computing company ServiceNow, Inc., which delivered very strong financial results for the fourth quarter of 2017. As of period end, the company continued to rank well in our process for its high-quality, high-organic revenue growth and attractive valuation characteristics.

Other notable relative contributors to the fund's results for the period included electronic payments companies Mastercard, Inc. and PayPal Holdings, Inc.

TOP 10 HOLDINGS AS OF 2/28/18 (%)

Microsoft Corp.	6.4
Alphabet, Inc., Class A	5.9
Amazon.com, Inc.	5.4
Facebook, Inc., Class A	4.2
Visa, Inc., Class A	3.0
UnitedHealth Group, Inc.	2.9
The Home Depot, Inc.	2.8
Mastercard, Inc., Class A	2.7
Adobe Systems, Inc.	2.3
Comcast Corp., Class A	2.1
TOTAL	37.7
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       5

"As an outcome of our stock-by-stock management approach, we added meaningfully to the financials sector ..."

Which holdings detracted from performance?

In information technology, Apple, Inc. was the fund's largest relative detractor. We eliminated this position in February, following the underwhelming release of the iPhone X, the company's largest product launch in several years.

Among healthcare stocks, Celgene Corp., a global biopharmaceutical company, was a top detractor for the period, as the company received a disappointing outcome in the trial of one of its key pipeline drugs. Celgene's management also lowered its financial guidance, and, as earnings estimate revisions turned negative, we eliminated the fund's position in the stock. Also detracting was Ireland-based Allergan PLC, a multinational pharmaceutical company. Allergan's shares declined due to investor concerns about competitive pressures on some of the firm's key products. We eliminated the fund's position in Allergan.

Several other names were meaningful detractors this period, including tobacco manufacturer Philip Morris International, Inc., and American Tower Corp., a real estate investment trust (REIT) focused on cell-phone towers. We eliminated the fund's holdings in Philip Morris during the period.

How were you managing the fund throughout the period?

Our management approach emphasizes companies that we believe offer the highest combination of quality, growth, valuation upside, dividend yield, and opportunity for share repurchases. We also favor companies that benefit from improving business fundamentals and display positive earnings revisions. In our view, such an approach has the potential to generate long-term outperformance for shareholders.

As an outcome of our stock-by-stock management approach, we added meaningfully to the financials sector, where we found a number of attractively valued stocks that we saw as poised to benefit from a gradual rise in interest rates and improving credit characteristics. To a lesser extent, we also increased exposure to the consumer discretionary and industrials sectors, where we saw a number of opportunities meeting our investment criteria.

In contrast, we reduced exposure to the information technology and healthcare sectors, where we were finding fewer stocks consistent with our management approach.

How would you describe the fund's positioning as of period end?

In financials, the fund's largest relative overweight, we continue to hold high-quality, attractively

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       6

valued U.S. banks that we expect to benefit from a gradual rise in interest rates and a healthy credit cycle. Information technology also remains one of the fund's largest overweights, even as we trimmed exposure to the sector during the period due to some positions approaching our price targets. In our view, this sector provides the best combination of growth and valuation upside, according to our stock-ranking process.

As of period end, the fund's largest sector underweights were in industrials, consumer staples, and materials. Based on our process, these three sectors tend to rank poorly in terms of their quality and growth characteristics over a full market cycle.

MANAGED BY

John A. Boselli, CFA On the fund since 2016 Investing since 1996

The views expressed in this report are exclusively those of John A. Boselli, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	22.12	12.44	9.21	9.47	79.72	141.44
Class C1	26.72	13.19	9.67	13.84	85.82	151.68
Class I1,2	28.93	13.98	10.04	15.48	92.39	160.28
Class R6[1,2]	29.16	14.11	10.11	15.56	93.51	162.09
Class 1[1,2]	29.12	14.07	10.09	15.52	93.09	161.40
Class NAV[2]	29.50	14.17	10.14	15.51	94.02	162.78
Index†	26.11	17.03	11.58	13.94	119.57	199.19

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), reflect those that were in effect for the time period covered by this report and may differ from those disclosed in the most recent published available prospectuses and the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.36	2.06	1.05	0.95	0.99	0.94
Net (%)	1.17	1.87	0.86	0.76	0.80	0.75

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Growth Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-29-08	25,168	25,168	29,919
Class I1,2	2-29-08	26,028	26,028	29,919
Class R6[1,2]	2-29-08	26,209	26,209	29,919
Class 1[1,2]	2-29-08	26,140	26,140	29,919
Class NAV[2]	2-29-08	26,278	26,278	29,919

The Russell 1000 Growth Index is an unmanaged index is an unmanaged index composed of those securities in the Russell 1000 Index that have a higher-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 10-31-11; Class C shares were first offered on 8-28-14; Class R6 shares were first offered on 11-8-16; Class 1 shares were first offered on 5-7-12. Returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2017, with the same investment held until February 28, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2017	Ending value on 2-28-2018	Expenses paid during period ended 2-28-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,152.70	$6.14	1.15%
	Hypothetical example for comparison purposes	1,000.00	1,019.10	5.76	1.15%
Class C	Actual expenses/actual returns	1,000.00	1,148.40	9.85	1.85%
	Hypothetical example for comparison purposes	1,000.00	1,015.60	9.25	1.85%
Class I	Actual expenses/actual returns	1,000.00	1,154.80	4.49	0.84%
	Hypothetical example for comparison purposes	1,000.00	1,020.60	4.21	0.84%
Class R6	Actual expenses/actual returns	1,000.00	1,155.60	3.96	0.74%
	Hypothetical example for comparison purposes	1,000.00	1,021.10	3.71	0.74%
Class 1	Actual expenses/actual returns	1,000.00	1,155.20	4.22	0.79%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	3.96	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,155.10	3.95	0.74%
	Hypothetical example for comparison purposes	1,000.00	1,021.10	3.71	0.74%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       11

Fund’s investments
AS OF 2-28-18 (unaudited)
	Shares	Value
Common stocks 98.8%		$135,165,868
(Cost $103,481,288)
Consumer discretionary 15.8%		21,657,756
Hotels, restaurants and leisure 1.2%
Wyndham Worldwide Corp.	14,211	1,645,350
Household durables 1.2%
NVR, Inc. (A)	574	1,631,980
Internet and direct marketing retail 5.4%
Amazon.com, Inc. (A)	4,911	7,427,642
Media 2.1%
Comcast Corp., Class A	78,062	2,826,625
Specialty retail 5.9%
Ross Stores, Inc.	26,556	2,073,758
The Home Depot, Inc.	21,380	3,896,933
The TJX Companies, Inc.	26,070	2,155,468
Consumer staples 1.6%		2,233,019
Beverages 1.6%
Constellation Brands, Inc., Class A	10,363	2,233,019
Financials 14.5%		19,772,363
Banks 3.4%
Bank of America Corp.	41,084	1,318,796
JPMorgan Chase & Co.	11,380	1,314,390
The PNC Financial Services Group, Inc.	12,845	2,025,143
Capital markets 7.4%
Intercontinental Exchange, Inc.	26,982	1,971,845
MSCI, Inc.	10,259	1,451,854
Northern Trust Corp.	12,481	1,321,363
Raymond James Financial, Inc.	14,704	1,363,208
S&P Global, Inc.	10,014	1,920,685
TD Ameritrade Holding Corp.	36,890	2,121,175
Consumer finance 1.4%
American Express Company	18,741	1,827,435
Insurance 2.3%
Aon PLC	12,461	1,748,528
Willis Towers Watson PLC	8,790	1,387,941
Health care 11.0%		14,977,051
Health care equipment and supplies 3.5%
Abbott Laboratories	20,895	1,260,595
Baxter International, Inc.	20,608	1,397,016
Stryker Corp.	13,424	2,176,836
12	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services 5.8%
Cigna Corp.	10,476	$2,052,144
Humana, Inc.	6,779	1,842,668
UnitedHealth Group, Inc.	17,464	3,949,658
Life sciences tools and services 1.7%
Thermo Fisher Scientific, Inc.	11,018	2,298,134
Industrials 8.7%		11,932,710
Aerospace and defense 4.7%
General Dynamics Corp.	8,496	1,889,935
Lockheed Martin Corp.	7,233	2,549,199
Northrop Grumman Corp.	5,546	1,941,322
Professional services 2.4%
IHS Markit, Ltd. (A)	39,617	1,863,980
TransUnion (A)	24,726	1,411,113
Road and rail 1.6%
Union Pacific Corp.	17,483	2,277,161
Information technology 45.6%		62,385,564
Electronic equipment, instruments and components 1.2%
CDW Corp.	23,199	1,691,903
Internet software and services 11.1%
Alphabet, Inc., Class A (A)	7,278	8,034,330
eBay, Inc. (A)	33,634	1,441,553
Facebook, Inc., Class A (A)	32,103	5,724,607
IT services 12.4%
Accenture PLC, Class A	15,982	2,573,262
Global Payments, Inc.	20,204	2,290,932
Mastercard, Inc., Class A	21,056	3,700,803
PayPal Holdings, Inc. (A)	34,490	2,738,851
Total System Services, Inc.	17,375	1,528,131
Visa, Inc., Class A	33,745	4,148,605
Semiconductors and semiconductor equipment 4.0%
Analog Devices, Inc.	20,773	1,872,686
Applied Materials, Inc.	36,567	2,105,894
KLA-Tencor Corp.	13,080	1,482,095
Software 15.8%
Adobe Systems, Inc. (A)	15,236	3,186,305
Electronic Arts, Inc. (A)	13,309	1,646,323
Intuit, Inc.	11,850	1,977,291
Microsoft Corp.	93,306	8,749,304
salesforce.com, Inc. (A)	22,638	2,631,668
ServiceNow, Inc. (A)	11,759	1,893,317
SS&C Technologies Holdings, Inc.	29,257	1,448,807
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	13

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.1%
NetApp, Inc.	25,085	$1,518,897
Real estate 1.6%		2,207,405
Equity real estate investment trusts 1.6%
American Tower Corp.	15,843	2,207,405

	Yield (%)	Shares	Value
Short-term investments 0.8%			$1,092,997
(Cost $1,092,997)
Money market funds 0.8%			1,092,997
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.3018(B)	1,092,997	1,092,997

Total investments (Cost $104,574,285) 99.6%	$136,258,865
Other assets and liabilities, net 0.4%	482,577
Total net assets 100.0%	$136,741,442

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-18.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $105,171,315. Net unrealized appreciation aggregated to $31,087,550, of which $31,641,945 related to gross unrealized appreciation and $554,395 related to gross unrealized depreciation.
14	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-18 (unaudited)

Assets
Investments, at value (Cost $104,574,285)	$136,258,865
Receivable for fund shares sold	814,552
Dividends and interest receivable	104,793
Receivable due from advisor	950
Other receivables and prepaid expenses	50,601
Total assets	137,229,761
Liabilities
Payable for investments purchased	68,844
Payable for fund shares repurchased	347,635
Payable to affiliates
Accounting and legal services fees	7,155
Transfer agent fees	6,223
Trustees' fees	276
Other liabilities and accrued expenses	58,186
Total liabilities	488,319
Net assets	$136,741,442
Net assets consist of
Paid-in capital	$100,641,813
Accumulated distributions in excess of net investment income	(199,173)
Accumulated net realized gain (loss) on investments	4,614,529
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	31,684,273
Net assets	$136,741,442

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($59,846,600 ÷ 5,504,053 shares)[1]	$10.87
Class C ($1,818,205 ÷ 167,735 shares)[1]	$10.84
Class I ($13,561,922 ÷ 1,251,183 shares)	$10.84
Class R6 ($2,321,357 ÷ 214,223 shares)	$10.84
Class 1 ($47,869,203 ÷ 4,417,632 shares)	$10.84
Class NAV ($11,324,155 ÷ 1,041,575 shares)	$10.87
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.44

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       15

STATEMENT OF OPERATIONS  For the six months ended 2-28-18 (unaudited)

Investment income
Dividends	$489,921
Interest	6,187
Total investment income	496,108
Expenses
Investment management fees	422,949
Distribution and service fees	98,199
Accounting and legal services fees	10,062
Transfer agent fees	34,118
State registration fees	34,594
Printing and postage	27,527
Professional fees	33,490
Custodian fees	7,596
Other	1,186
Total expenses	669,721
Less expense reductions	(90,464)
Net expenses	579,257
Net investment loss	(83,149)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	5,655,366
5,655,366
Change in net unrealized appreciation (depreciation) of
Investments	11,705,619
11,705,619
Net realized and unrealized gain	17,360,985
Increase in net assets from operations	$17,277,836

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-18	Year ended 8-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	($83,149)	$672,458
Net realized gain	5,655,366	128,874,419
Change in net unrealized appreciation (depreciation)	11,705,619	(114,689,970)
Increase in net assets resulting from operations	17,277,836	14,856,907
Distributions to shareholders
From net investment income
Class A	—	(693,150)
Class C	—	(8,891)
Class I	(13,032)	(427,093)
Class R6	(4,033)	(1,015)
Class 1	(79,784)	(898,448)
Class NAV	(19,175)	(8,397,952)
From net realized gain
Class A	(2,079,336)	(9,017,280)
Class C	(60,747)	(187,868)
Class I	(360,175)	(5,084,064)
Class R6	(78,723)	(8,813)
Class 1	(1,804,225)	(9,708,717)
Class NAV	(368,829)	(102,290,677)
Total distributions	(4,868,059)	(136,723,968)
From fund share transactions	12,760,298	(757,921,940)
Total increase (decrease)	25,170,075	(879,789,001)
Net assets
Beginning of period	111,571,367	991,360,368
End of period	$136,741,442	$111,571,367
Accumulated distributions in excess of net investment income	($199,173)	—

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       17

Financial highlights

Class A Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$9.81		$10.62	$11.34	$13.82	$13.02	$11.56
Net investment income (loss)[2]	(0.02)		(0.01)	0.11	0.17	0.11	0.13
Net realized and unrealized gain (loss) on investments	1.49		1.44	1.10	(0.33)	2.35	1.45
Total from investment operations	1.47		1.43	1.21	(0.16)	2.46	1.58
Less distributions
From net investment income	—		(0.16)	(0.20)	(0.10)	(0.20)	(0.12)
From net realized gain	(0.41)		(2.08)	(1.73)	(2.22)	(1.46)	—
Total distributions	(0.41)		(2.24)	(1.93)	(2.32)	(1.66)	(0.12)
Net asset value, end of period	$10.87		$9.81	$10.62	$11.34	$13.82	$13.02
Total return (%)[3,4]	15.27	[5]	17.23	11.60	(2.12)	20.07	13.84
Ratios and supplemental data
Net assets, end of period (in millions)	$60		$48	$44	$43	$52	$36
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	[6]	1.44	1.23	1.24	1.29	1.35
Expenses including reductions	1.15	[6]	1.17	1.22	1.23	1.28	1.35
Net investment income (loss)	(0.33	) [6]	(0.12)	1.02	1.35	0.85	1.03
Portfolio turnover (%)	42		112	85	60	52	42

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       18

Class C Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$9.82		$10.62	$11.34	$13.81	$13.81
Net investment income (loss)[3]	(0.05)		(0.07)	0.04	0.10	—	[4]
Net realized and unrealized gain (loss) on investments	1.48		1.44	1.09	(0.35)	—	[4]
Total from investment operations	1.43		1.37	1.13	(0.25)	—	[4]
Less distributions
From net investment income	—		(0.09)	(0.12)	—	—
From net realized gain	(0.41)		(2.08)	(1.73)	(2.22)	—
Total distributions	(0.41)		(2.17)	(1.85)	(2.22)	—
Net asset value, end of period	$10.84		$9.82	$10.62	$11.34	$13.81
Total return (%)[5,6]	14.84	[7]	16.47	10.75	(2.82)	—	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1	$1	— [8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	[9]	2.14	1.93	3.87	17.05	[9]
Expenses including reductions	1.85	[9]	1.86	1.92	2.05	2.05	[9]
Net investment income (loss)	(1.03	) [9]	(0.82)	0.39	0.78	0.46	[9]
Portfolio turnover (%)	42		112	85	60	52	[10]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class C shares is 8-28-14.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       19

Class I Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$9.78		$10.60	$11.33	$13.81	$13.02	$11.56
Net investment income[2]	—	[3]	0.03	0.14	0.21	0.16	0.18
Net realized and unrealized gain (loss) on investments	1.49		1.42	1.10	(0.32)	2.35	1.46
Total from investment operations	1.49		1.45	1.24	(0.11)	2.51	1.64
Less distributions
From net investment income	(0.02)		(0.19)	(0.24)	(0.15)	(0.26)	(0.18)
From net realized gain	(0.41)		(2.08)	(1.73)	(2.22)	(1.46)	—
Total distributions	(0.43)		(2.27)	(1.97)	(2.37)	(1.72)	(0.18)
Net asset value, end of period	$10.84		$9.78	$10.60	$11.33	$13.81	$13.02
Total return (%)[4]	15.48	[5]	17.55	11.95	(1.74)	20.53	14.35
Ratios and supplemental data
Net assets, end of period (in millions)	$14		$8	$61	$89	$120	$88
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	[6]	1.10	0.91	0.92	0.96	0.92
Expenses including reductions	0.84	[6]	0.85	0.89	0.89	0.89	0.89
Net investment income	0.01	[6]	0.31	1.34	1.71	1.24	1.48
Portfolio turnover (%)	42		112	85	60	52	42

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       20

Class R6 Shares Period ended	2-28-18	[1]	8-31-17	[2]
Per share operating performance
Net asset value, beginning of period	$9.78		$8.96
Net investment income[3]	—	[4]	0.02
Net realized and unrealized gain on investments	1.49		1.68
Total from investment operations	1.49		1.70
Less distributions
From net investment income	(0.02)		(0.09)
From net realized gain	(0.41)		(0.79)
Total distributions	(0.43)		(0.88)
Net asset value, end of period	$10.84		$9.78
Total return (%)[5]	15.56	[6]	20.86	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	[7]	1.03	[7]
Expenses including reductions	0.74	[7]	0.74	[7]
Net investment income	0.08	[7]	0.22	[7]
Portfolio turnover (%)	42		112	[8]

[1]	Six months ended 2-28-18. Unaudited.
[2]	The inception date for Class R6 shares is 11-8-16.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	The portfolio turnover is shown for the period from 9-1-16 to 8-31-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       21

Class 1 Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$9.78		$10.59	$11.33	$13.81	$13.02	$11.56
Net investment income[2]	—	[3]	0.02	0.15	0.22	0.17	0.19
Net realized and unrealized gain (loss) on investments	1.49		1.44	1.08	(0.32)	2.35	1.45
Total from investment operations	1.49		1.46	1.23	(0.10)	2.52	1.64
Less distributions
From net investment income	(0.02)		(0.19)	(0.24)	(0.16)	(0.27)	(0.18)
From net realized gain	(0.41)		(2.08)	(1.73)	(2.22)	(1.46)	—
Total distributions	(0.43)		(2.27)	(1.97)	(2.38)	(1.73)	(0.18)
Net asset value, end of period	$10.84		$9.78	$10.59	$11.33	$13.81	$13.02
Total return (%)[4]	15.52	[5]	17.74	11.90	(1.68)	20.60	14.41
Ratios and supplemental data
Net assets, end of period (in millions)	$48		$45	$49	$51	$58	$54
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	[6]	1.07	0.85	0.84	0.84	0.83
Expenses including reductions	0.79	[6]	0.80	0.85	0.84	0.83	0.83
Net investment income	0.03	[6]	0.26	1.39	1.78	1.29	1.54
Portfolio turnover (%)	42		112	85	60	52	42

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       22

Class NAV Shares Period ended	2-28-18	[1]	8-31-17	8-31-16	8-31-15	8-31-14	8-31-13
Per share operating performance
Net asset value, beginning of period	$9.81		$10.60	$11.33	$13.81	$13.03	$11.56
Net investment income[2]	—	[3]	0.10	0.15	0.23	0.18	0.20
Net realized and unrealized gain (loss) on investments	1.49		1.39	1.10	(0.32)	2.33	1.46
Total from investment operations	1.49		1.49	1.25	(0.09)	2.51	1.66
Less distributions
From net investment income	(0.02)		(0.20)	(0.25)	(0.17)	(0.27)	(0.19)
From net realized gain	(0.41)		(2.08)	(1.73)	(2.22)	(1.46)	—
Total distributions	(0.43)		(2.28)	(1.98)	(2.39)	(1.73)	(0.19)
Net asset value, end of period	$10.87		$9.81	$10.60	$11.33	$13.81	$13.03
Total return (%)[4]	15.51	[5]	18.04	12.06	(1.63)	20.56	14.55
Ratios and supplemental data
Net assets, end of period (in millions)	$11		$8	$837	$914	$1,005	$939
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	[6]	0.83	0.80	0.79	0.79	0.78
Expenses including reductions	0.74	[6]	0.79	0.80	0.79	0.78	0.78
Net investment income	0.08	[6]	0.96	1.45	1.82	1.34	1.60
Portfolio turnover (%)	42		112	85	60	52	42

[1]	Six months ended 2-28-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock U.S. Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC).Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security typically trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       24

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

As of February 28, 2018, the fund did not have any securities on loan.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2018 were $1,317.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       25

equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, redemptions in kind, real estate investment trusts, and treating a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: a) 0.700% of the first $500 million average net assets; and b) 0.650% of the fund's average net assets in excess of $500 million. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% (on an annualized basis) of the fund's average net assets. This

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       26

arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, Rule 12b-1 fees, service fees, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.74% for the fund. The fee waivers and/or reimbursements will continue in effect until December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

Additionally, the Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, class specific fees, short dividend expense, and acquired fund fees.

Prior to January 1, 2018, the Advisor had contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, class specific expenses, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses would not exceed 0.84% for Class I and 0.00% for Class R6 shares.

For the six months ended February 28, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$39,314	Class 1	$34,411
Class C	1,129	Class NAV	7,090
Class I	7,090	Total	$90,464
Class R6	1,430

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2018 were equivalent to a net annual effective rate of 0.55% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       27

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,649 for the six months ended February 28, 2018. Of this amount, $2,744 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $12,651 was paid as sales commissions to broker-dealers and $254 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2018, CDSCs received by the Distributor amounted to $98 and $96 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$79,102	$28,196
Class C	7,590	813
Class I	—	4,997
Class R6	—	112
Class 1	11,507	—
Total	$98,199	$34,118

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2018 and the year ended August 31, 2017 were as follows:

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,282,297	$13,452,292	1,682,729	$15,408,265
Distributions reinvested	202,357	2,053,921	1,081,796	9,516,306
Repurchased	(874,448)	(9,131,046)	(1,990,483)	(17,859,218)
Net increase	610,206	$6,375,167	774,042	$7,065,353

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       28

		Six months ended 2-28-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class C shares
Sold	73,912	$754,125	45,006	$407,196
Distributions reinvested	5,937	60,201	22,122	195,114
Repurchased	(20,049)	(205,700)	(39,868)	(360,041)
Net increase	59,800	$608,626	27,260	$242,269
Class I shares
Sold	649,909	$6,926,153	709,305	$6,291,125
Distributions reinvested	36,862	373,043	612,821	5,486,900
Repurchased	(214,121)	(2,194,427)	(6,261,042)	(60,677,385)
Net increase (decrease)	472,650	$5,104,769	(4,938,916)	($48,899,360)
Class R6 shares
Sold	98,930	$1,010,822	131,873	$1,102,220
Distributions reinvested	8,165	82,549	—	—
Repurchased	(13,583)	(142,287)	(11,162)	(103,919)
Net increase	93,512	$951,084	120,711	$998,301
Class 1 shares
Sold	301,701	$3,165,733	616,972	$5,556,230
Distributions reinvested	186,351	1,884,009	1,208,434	10,607,165
Repurchased	(692,740)	(7,176,895)	(1,824,070)	(16,539,405)
Net increase (decrease)	(204,688)	($2,127,153)	1,336	($376,010)
Class NAV shares
Sold	230,758	$2,442,729	332,366	$3,039,831
Distributions reinvested	38,227	388,004	12,052,302	110,688,629
Repurchased	(93,339)	(982,928)	(90,536,084)	(830,680,953)
Net increase (decrease)	175,646	$1,847,805	(78,151,416)	($716,952,493)
Total net increase (decrease)	1,207,126	$12,760,298	(82,166,983)	($757,921,940)

Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $58,534,144 and $51,296,224, respectively, for the six months ended February 28, 2018.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       29

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company, LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock U.S. Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437339	390SA 2/18 4/18

JOHN HANCOCK

Funds II

2.28.18 **Semiannual Report**

John Hancock®

John Hancock Funds II

Semiannual report — table of contents

Sector or portfolio composition	3
Shareholder expense example	5
Portfolio of investments (See below for each fund’s page #)	8
Statements of assets and liabilities	116
Statements of operations	122
Statements of changes in net assets	128
Financial highlights	132
Notes to financial statements	138
For more information	162

Fund	Portfolio of investments
Capital Appreciation Fund	8
Capital Appreciation Value Fund	9
Global Real Estate Fund	15
Health Sciences Fund	17
International Growth Stock Fund	18
International Small Cap Fund	19
International Strategic Equity Allocation Fund	21
International Value Fund	37
Mid Cap Stock Fund	39
Mid Value Fund	40
Multi-Index Lifestyle Aggressive Portfolio	42
Multi-Index Lifestyle Balanced Portfolio	43
Multi-Index Lifestyle Conservative Portfolio	43
Multi-Index Lifestyle Growth Portfolio	44
Multi-Index Lifestyle Moderate Portfolio	45
Real Estate Equity Fund	45
Real Estate Securities Fund	46
Science & Technology Fund	47
Small Cap Stock Fund (Formerly, Small Cap Growth Fund)	48
Small Company Growth Fund	50
Small Company Value Fund	52
Strategic Equity Allocation Fund	54
U.S. Strategic Equity Allocation Fund	92

2

John Hancock Funds II

Sector or portfolio composition

Capital Appreciation Fund

Sector Composition*	% of Total
Information technology	49.0
Consumer discretionary	21.2
Health care	9.8
Industrials	7.8
Consumer staples	4.9
Financials	4.8
Energy	1.3
Materials	1.0
Short-term investments and other	0.2

Capital Appreciation Value Fund

Portfolio Composition*	% of Total
Common stocks	66.4
Corporate bonds	17.8
U.S. Government	7.7
Preferred securities	3.8
Term loans	1.4
Short-term investments and other	2.9

Global Real Estate Fund

Portfolio Composition*	% of Total
Retail REITs	16.4
Office REITs	11.5
Residential REITs	11.4
Industrial REITs	10.2
Diversified real estate activities	9.9
Real estate operating companies	9.6
Diversified REITs	9.6
Specialized REITs	7.2
Health care REITs	4.9
Hotel and resort REITs	3.9
Real estate development	3.2
IT consulting and other services	1.1
Hotels, resorts and cruise lines	0.4
Other assets and liabilities, net	0.7

Health Sciences Fund

Industry Composition*	% of Total
Biotechnology	38.6
Health care providers and services	20.8
Health care equipment and supplies	20.0
Pharmaceuticals	12.1
Life sciences tools and services	5.7
Health care technology	1.0
Food and staples retailing	0.9
Specialty retail	0.1
Software	0.1
Short-term investments and other	0.7

International Growth Stock Fund

Sector Composition*	% of Total
Financials	26.6
Information technology	18.9
Industrials	16.7
Consumer staples	13.8
Consumer discretionary	8.4
Health care	4.3
Energy	3.7
Materials	2.1
Short-term investments and other	5.5

International Small Cap Fund

Sector Composition*	% of Total
Consumer discretionary	25.5
Industrials	19.6
Financials	13.2
Information technology	11.8
Consumer staples	6.8
Health care	5.9
Materials	5.7
Real estate	3.0
Energy	3.0
Short-term investments and other	5.5

International Strategic Equity Allocation Fund

Sector Composition*	% of Total
Financials	23.8
Industrials	11.6
Consumer discretionary	11.5
Information technology	11.2
Consumer staples	8.7
Materials	7.6
Health care	6.7
Energy	6.1
Telecommunication services	3.8
Real estate	3.2
Utilities	2.6
Short-term investments and other	3.2

International Value Fund

Sector Composition*	% of Total
Financials	21.6
Health care	15.9
Energy	13.2
Information technology	10.0
Industrials	7.8
Materials	7.4
Consumer discretionary	6.8
Telecommunication services	6.4
Consumer staples	3.0
Utilities	2.6
Short-term investments and other	5.3

Mid Cap Stock Fund

Sector Composition*	% of Total
Information technology	33.6
Consumer discretionary	24.4
Health care	16.0
Industrials	11.1
Financials	4.0
Consumer staples	3.4
Materials	3.4
Real estate	1.9
Energy	1.6
Short-term investments and other	0.6

Mid Value Fund

Sector Composition*	% of Total
Financials	20.3
Health care	13.2
Consumer staples	10.7
Industrials	9.5
Energy	9.2
Real estate	7.7
Materials	7.7
Consumer discretionary	6.4
Utilities	6.2
Information technology	2.8
Telecommunication services	0.3
Short-term investments and other	6.0

Multi-Index Lifestyle
Aggressive Portfolio

Asset Allocation*	% of Total

Affiliated investment companies	67.2
Large blend	67.2
Unaffiliated investment companies	32.8
Equity	32.8

Multi-Index Lifestyle
Balanced Portfolio

Asset Allocation*	% of Total

Affiliated investment companies	39.9
Large blend	39.9
Unaffiliated investment companies	60.0
Fixed income	40.6
Equity	19.4
Short-term investments and other	0.1

3

John Hancock Funds II

Sector or portfolio composition

Multi-Index Lifestyle
Conservative Portfolio

Asset Allocation**	% of Total

Affiliated investment companies	11.1
Large blend	11.1
Unaffiliated investment companies	81.1
Fixed income	74.0
Equity	7.1
Short-term investments	7.8

Multi-Index Lifestyle
Growth Portfolio

Asset Allocation*	% of Total

Affiliated investment companies	53.3
Large blend	53.3
Unaffiliated investment companies	46.7
Equity	25.9
Fixed income	20.8

Multi-Index Lifestyle
Moderate Portfolio

Asset Allocation**	% of Total

Affiliated Investment Companies	24.0
Large blend	24.0
Unaffiliated investment companies	68.2
Fixed income	56.4
Equity	11.8
Short-term investments	7.8

Real Estate Equity Fund

Portfolio Composition*	% of Total
Retail REITs	24.9
Office REITs	22.5
Residential REITs	20.4
Industrial REITs	13.1
Specialized REITs	5.4
Hotel and resort REITs	4.5
Health care REITs	2.5
Diversified REITs	1.9
Hotels, resorts and cruise lines	1.7
Short-term investments and other	3.1

Real Estate Securities Fund

Portfolio Composition*	% of Total
Specialized REITs	19.3
Retail REITs	17.0
Residential REITs	16.8
Office REITs	11.8
Industrial REITs	11.6
Health care REITs	8.4
Hotel and resort REITs	6.5
Diversified REITs	5.0
IT consulting and other services	2.6
Hotels, resorts and cruise lines	0.8
Short-term investments and other	0.2

Science & Technology Fund

Sector Composition*	% of Total
Information technology	72.6
Consumer discretionary	16.2
Health care	3.9
Industrials	1.5
Real estate	0.5
Materials	0.5
Telecommunication services	0.3
Short-term investments and other	4.5

Small Cap Stock Fund

Sector Composition*	% of Total
Information technology	29.4
Health care	19.8
Consumer discretionary	16.3
Industrials	15.8
Financials	7.0
Materials	4.4
Consumer staples	3.1
Real estate	1.9
Energy	1.4
Telecommunication services	0.4
Short-term investments and other	0.5

Small Company Growth Fund

Sector Composition*	% of Total
Health care	23.0
Information technology	22.6
Industrials	19.9
Consumer discretionary	15.0
Financials	10.9
Materials	5.1
Energy	1.6
Short-term investments and other	1.9

Small Company Value Fund

Sector Composition*	% of Total
Financials	31.2
Industrials	13.4
Consumer discretionary	10.4
Information technology	9.8
Real estate	7.4
Health care	7.0
Utilities	5.5
Materials	5.3
Energy	4.8
Consumer staples	4.0
Short-term investments and other	1.2

Strategic Equity Allocation Fund

Sector Composition*	% of Total
Financials	22.6
Information technology	16.3
Industrials	12.8
Consumer discretionary	11.8
Health care	8.9
Consumer staples	6.4
Energy	6.1
Materials	4.0
Real estate	3.0
Telecommunication services	2.5
Utilities	2.4
Short-term investments and other	3.2

U.S. Strategic Equity Allocation Fund

Sector Composition*	% of Total
Financials	21.6
Information technology	19.7
Industrials	13.6
Consumer discretionary	11.8
Health care	10.4
Energy	6.1
Consumer staples	4.8
Real estate	2.9
Utilities	2.3
Telecommunication services	1.6
Materials	1.6
Short-term investments and other	3.6

*	As a percentage of net assets.
**	As a percentage of total investments.

4

John Hancock Funds II

Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio, in addition to the operating expenses which the fund bears directly, the fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the fund invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 through February 28, 2018).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2017	Ending Account Value 2/28/2018	Expenses Paid During Period[1] 9/1/2017– 2/28/2018	Annualized Expense Ratio
Capital Appreciation Fund
Class 1 — Actual	$1,000.00	$1,161.30	$4.18	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Class NAV — Actual	1,000.00	1,161.40	3.91	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Capital Appreciation Value Fund
Class NAV — Actual	$1,000.00	$1,047.00	$4.11	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Global Real Estate Fund
Class NAV — Actual	$1,000.00	$974.90	$4.82	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.91	0.98%
Health Sciences Fund
Class NAV — Actual	$1,000.00	$1,062.50	$5.27	1.03%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
International Growth Stock Fund
Class NAV — Actual	$1,000.00	$1,044.30	$4.31	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%

5

John Hancock Funds II

Shareholder expense example

	Beginning Account Value 9/1/2017	Ending Account Value 2/28/2018	Expenses Paid During Period[1] 9/1/2017– 2/28/2018	Annualized Expense Ratio
International Small Cap Fund
Class 1 — Actual	$1,000.00	$1,082.30	$5.58	1.08%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%
Class NAV — Actual	1,000.00	1,082.30	5.32	1.03%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
International Strategic Equity Allocation Fund
Class NAV — Actual	$1,000.00	$1,058.90	$2.86	0.56%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.81	0.56%
International Value Fund
Class 1 — Actual	$1,000.00	$1,023.70	$4.57	0.91%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Class NAV — Actual	1,000.00	1,024.30	4.32	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Mid Cap Stock Fund
Class 1 — Actual	$1,000.00	$1,109.40	$4.76	0.91%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Class NAV — Actual	1,000.00	1,109.30	4.50	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Mid Value Fund
Class NAV — Actual	$1,000.00	$1,068.10	$4.77	0.93%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Multi-Index Lifestyle Aggressive Portfolio
Class 1 — Actual	$1,000.00	$1,083.10	$1.50	0.29%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%[2]
Class R6 — Actual	1,000.00	1,083.50	1.29	0.25%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%[2]
Multi-Index Lifestyle Balanced Portfolio
Class 1 — Actual	$1,000.00	$1,041.10	$1.97	0.39%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%[2]
Class R6 — Actual	1,000.00	1,041.30	1.82	0.36%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.81	0.36%[2]
Multi-Index Lifestyle Conservative Portfolio
Class 1 — Actual	$1,000.00	$998.80	$2.68	0.54%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%[2]
Class R6 — Actual	1,000.00	998.00	2.48	0.50%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%[2]
Multi-Index Lifestyle Growth Portfolio
Class 1 — Actual	$1,000.00	$1,060.70	$1.74	0.34%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%[2]
Class R6 — Actual	1,000.00	1,061.80	1.53	0.30%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%[2]
Multi-Index Lifestyle Moderate Portfolio
Class 1 — Actual	$1,000.00	$1,019.00	$2.35	0.47%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%[2]
Class R6 — Actual	1,000.00	1,018.20	2.20	0.44%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.21	0.44%[2]
Real Estate Equity Fund
Class NAV — Actual	$1,000.00	$934.00	$4.17	0.87%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Real Estate Securities Fund
Class 1 — Actual	$1,000.00	$913.80	$3.80	0.80%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Science & Technology Fund
Class NAV — Actual	$1,000.00	$1,188.10	$5.64	1.04%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%

6

John Hancock Funds II

Shareholder expense example

	Beginning Account Value 9/1/2017	Ending Account Value 2/28/2018	Expenses Paid During Period[1] 9/1/2017– 2/28/2018	Annualized Expense Ratio
Small Cap Stock Fund
Class NAV — Actual	$1,000.00	$1,118.40	$5.57	1.06%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Small Company Growth Fund
Class NAV — Actual	$1,000.00	$1,071.30	$5.24	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Small Company Value Fund
Class 1 — Actual	$1,000.00	$1,053.70	$5.55	1.09%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%
Class NAV — Actual	$1,000.00	$1,053.90	$5.30	1.04%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%
Strategic Equity Allocation Fund
Class NAV — Actual	$1,000.00	$1,086.30	$2.79	0.54%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%
U.S. Strategic Equity Allocation Fund
Class NAV — Actual	$1,000.00	$1,105.20	$2.77	0.53%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Portfolio	Range
Multi-Index Lifestyle Aggressive Portfolio	0.04% – 0.54%
Multi-Index Lifestyle Balanced Portfolio	0.04% – 0.65%
Multi-Index Lifestyle Conservative Portfolio	0.04% – 0.65%
Multi-Index Lifestyle Growth Portfolio	0.04% – 0.65%
Multi-Index Lifestyle Moderate Portfolio	0.04% – 0.65%

7

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.8%
Consumer discretionary – 21.2%
Automobiles – 1.4%
Tesla, Inc. (A)(B)	76,405	$26,211,499
Hotels, restaurants and leisure – 3.6%
Marriott International, Inc., Class A	267,018	37,705,612
McDonald’s Corp.	172,744	27,248,639
		64,954,251
Internet and direct marketing retail – 10.8%
Amazon.com, Inc. (A)	68,068	102,949,448
Booking Holdings, Inc. (A)	11,404	23,196,192
Netflix, Inc. (A)	238,026	69,356,016
		195,501,656
Media – 1.3%
Charter Communications, Inc., Class A (A)	68,083	23,279,620
Specialty retail – 2.0%
The Home Depot, Inc.	198,269	36,138,491
Textiles, apparel and luxury goods – 2.1%
Kering SA	54,729	25,682,639
NIKE, Inc., Class B	187,012	12,535,414
		38,218,053
		384,303,570
Consumer staples – 4.9%
Beverages – 1.2%
Monster Beverage Corp. (A)	336,960	21,353,155
Food and staples retailing – 1.8%
Costco Wholesale Corp.	166,723	31,827,421
Personal products – 1.9%
The Estee Lauder Companies, Inc., Class A	255,497	35,371,005
		88,551,581
Energy – 1.3%
Oil, gas and consumable fuels – 1.3%
Concho Resources, Inc. (A)	154,016	23,225,613
Financials – 4.8%
Banks – 3.1%
JPMorgan Chase & Co.	367,746	42,474,663
The PNC Financial Services Group, Inc.	91,219	14,381,588
		56,856,251
Capital markets – 1.7%
The Goldman Sachs Group, Inc.	115,430	30,350,010
		87,206,261
Health care – 9.8%
Biotechnology – 5.2%
AbbVie, Inc.	157,106	18,197,588
Alexion Pharmaceuticals, Inc. (A)	162,802	19,121,095
BioMarin Pharmaceutical, Inc. (A)	198,638	16,123,446
Celgene Corp. (A)	226,629	19,743,918
Vertex Pharmaceuticals, Inc. (A)	128,828	21,389,313
		94,575,360
Health care providers and services – 1.5%
UnitedHealth Group, Inc.	118,049	26,697,962
Life sciences tools and services – 1.1%
Illumina, Inc. (A)	89,160	20,330,263
Pharmaceuticals – 2.0%
Bristol-Myers Squibb Company	528,977	35,018,277
		176,621,862
Industrials – 7.8%
Aerospace and defense – 3.1%
The Boeing Company	154,286	55,883,932
COMMON STOCKS (continued)
Air freight and logistics – 2.0%
FedEx Corp.	147,219	$36,276,234
Machinery – 2.7%
Caterpillar, Inc.	167,754	25,939,801
Parker-Hannifin Corp.	127,583	22,769,738
		48,709,539
		140,869,705
Information technology – 49.0%
Internet software and services – 15.0%
Alibaba Group Holding, Ltd., ADR (A)	381,363	70,986,909
Alphabet, Inc., Class A (A)	37,722	41,642,070
Alphabet, Inc., Class C (A)	37,248	41,148,983
Facebook, Inc., Class A (A)	344,435	61,419,649
Tencent Holdings, Ltd.	1,017,658	55,674,559
		270,872,170
IT services – 9.7%
FleetCor Technologies, Inc. (A)	106,849	21,362,321
Mastercard, Inc., Class A	334,791	58,842,866
PayPal Holdings, Inc. (A)	348,314	27,659,615
Square, Inc., Class A (A)	213,705	9,841,115
Visa, Inc., Class A	468,147	57,553,992
		175,259,909
Semiconductors and semiconductor equipment – 5.5%
Broadcom, Ltd.	152,105	37,487,798
NVIDIA Corp.	144,785	35,037,970
Texas Instruments, Inc.	248,900	26,968,315
		99,494,083
Software – 14.2%
Activision Blizzard, Inc.	318,396	23,284,299
Adobe Systems, Inc. (A)	229,519	47,999,308
Microsoft Corp.	778,882	73,035,765
Red Hat, Inc. (A)	205,331	30,265,789
salesforce.com, Inc. (A)	388,400	45,151,500
Splunk, Inc. (A)	186,573	17,388,604
Workday, Inc., Class A (A)	162,226	20,549,167
		257,674,432
Technology hardware, storage and peripherals – 4.6%
Apple, Inc.	473,190	84,284,603
		887,585,197
Materials – 1.0%
Chemicals – 1.0%
Albemarle Corp.	172,762	17,350,488
TOTAL COMMON STOCKS (Cost $813,951,803)		$1,805,714,277
SECURITIES LENDING COLLATERAL – 1.4%
John Hancock Collateral Trust, 1.5822% (C)(D)	2,584,086	25,849,647
TOTAL SECURITIES LENDING COLLATERAL (Cost $25,850,978)		$25,849,647
SHORT-TERM INVESTMENTS – 0.3%
Money market funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (C)	5,558,522	5,558,522
TOTAL SHORT-TERM INVESTMENTS (Cost $5,558,522)		$5,558,522
Total Investments (Capital Appreciation Fund) (Cost $845,361,303) – 101.5%		$1,837,122,446
Other assets and liabilities, net – (1.5%)		(26,954,448)
TOTAL NET ASSETS – 100.0%		$1,810,167,998

Security Abbreviations and Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

8

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 2-28-18.
(C)	The rate shown is the annualized seven-day yield as of 2-28-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 66.4%
Consumer discretionary – 7.8%
Auto components – 1.3%
Adient PLC	146,835	$9,112,580
Magna International, Inc.	270,987	14,896,155
		24,008,735
Hotels, restaurants and leisure – 3.4%
Aramark	720,060	30,033,703
Yum! Brands, Inc.	391,681	31,875,000
		61,908,703
Internet and direct marketing retail – 2.4%
Amazon.com, Inc. (A)	22,464	33,975,677
Booking Holdings, Inc. (A)	5,500	11,187,220
		45,162,897
Media – 0.4%
Comcast Corp., Class A	80,300	2,907,663
Liberty Global PLC, Series C (A)	145,878	4,380,716
		7,288,379
Specialty retail – 0.3%
O’Reilly Automotive, Inc. (A)	25,925	6,330,626
		144,699,340
Consumer staples – 8.6%
Beverages – 4.0%
Dr. Pepper Snapple Group, Inc.	547,140	63,605,025
PepsiCo, Inc.	86,888	9,534,220
		73,139,245
Food and staples retailing – 0.4%
CVS Health Corp.	95,700	6,481,761
Food products – 2.1%
Mondelez International, Inc., Class A	178,992	7,857,749
The Kraft Heinz Company	333,370	22,352,459
Tyson Foods, Inc., Class A	125,864	9,361,764
		39,571,972
Household products – 0.0%
Essity AB, Class B (A)	5,272	144,293
Tobacco – 2.1%
Philip Morris International, Inc.	379,412	39,288,113
		158,625,384
Energy – 1.2%
Oil, gas and consumable fuels – 1.2%
Canadian Natural Resources, Ltd.	238,200	7,493,772
Enterprise Products Partners LP	414,812	10,544,521
TOTAL SA	66,307	3,771,458
		21,809,751
Financials – 8.2%
Banks – 2.3%
The PNC Financial Services Group, Inc.	268,617	42,350,156
Capital markets – 2.6%
Intercontinental Exchange, Inc.	236,429	17,278,231
State Street Corp.	178,737	18,972,933
The Bank of New York Mellon Corp.	209,390	11,941,512
		48,192,676
COMMON STOCKS (continued)
Insurance – 3.3%
Marsh & McLennan Companies, Inc.	711,802	$59,093,802
RSA Insurance Group PLC	203,699	1,766,598
		60,860,400
		151,403,232
Health care – 13.7%
Biotechnology – 0.3%
Biogen, Inc. (A)	22,033	6,367,317
Health care equipment and supplies – 6.9%
Abbott Laboratories	495,998	29,923,559
Becton, Dickinson and Company	207,301	46,024,968
Danaher Corp.	520,436	50,888,232
		126,836,759
Health care providers and services – 3.0%
Aetna, Inc.	93,974	16,639,036
Anthem, Inc.	49,360	11,618,357
Cigna Corp.	33,353	6,533,519
UnitedHealth Group, Inc. (B)	92,506	20,921,157
		55,712,069
Life sciences tools and services – 3.3%
PerkinElmer, Inc.	559,481	42,710,780
Thermo Fisher Scientific, Inc.	87,705	18,293,509
		61,004,289
Pharmaceuticals – 0.2%
Perrigo Company PLC	36,691	2,988,840
		252,909,274
Industrials – 6.4%
Commercial services and supplies – 1.4%
Republic Services, Inc.	101,900	6,845,642
Waste Connections, Inc.	262,183	18,557,313
		25,402,955
Industrial conglomerates – 1.6%
General Electric Company	472,695	6,669,726
Roper Technologies, Inc.	85,158	23,426,114
		30,095,840
Machinery – 2.0%
Fortive Corp.	287,329	22,066,867
The Middleby Corp. (A)	132,510	15,934,328
		38,001,195
Professional services – 1.4%
Equifax, Inc.	147,721	16,692,473
RELX PLC	438,345	8,987,551
		25,680,024
		119,180,014
Information technology – 13.7%
Internet software and services – 1.1%
Alphabet, Inc., Class A (A)	7,938	8,762,917
Alphabet, Inc., Class C (A)	10,182	11,248,361
		20,011,278
IT services – 7.9%
Fidelity National Information Services, Inc.	430,818	41,866,893
Fiserv, Inc. (A)	410,765	58,899,593
Mastercard, Inc., Class A (B)	34,915	6,136,660
Visa, Inc., Class A	324,340	39,874,360
		146,777,506
Semiconductors and semiconductor equipment – 0.6%
Maxim Integrated Products, Inc.	8,115	494,528
Texas Instruments, Inc.	103,778	11,244,346
		11,738,874

The accompanying notes are an integral part of the financial statements.

9

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software – 3.7%
Intuit, Inc.	96,470	$16,096,984
Microsoft Corp.	553,100	51,864,187
		67,961,171
Technology hardware, storage and peripherals – 0.4%
Apple, Inc.	43,500	7,748,220
		254,237,049
Materials – 0.5%
Containers and packaging – 0.5%
Ball Corp.	219,442	8,766,708
Real estate – 2.2%
Equity real estate investment trusts – 2.2%
American Tower Corp.	135,469	18,874,896
Crown Castle International Corp.	199,000	21,901,940
		40,776,836
Utilities – 4.1%
Electric utilities – 2.0%
Eversource Energy	402,891	22,964,787
NextEra Energy, Inc.	29,826	4,538,026
PG&E Corp.	256,867	10,554,665
		38,057,478
Multi-utilities – 2.1%
DTE Energy Company	241,469	24,335,246
NiSource, Inc.	596,732	13,802,411
		38,137,657
		76,195,135
TOTAL COMMON STOCKS (Cost $979,158,358)		$1,228,602,723
PREFERRED SECURITIES – 3.8%
Financials – 1.3%
Banks – 1.2%
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	27,000	753,840
Wells Fargo & Company, Series L, 7.500% (C)	16,374	20,876,850
		21,630,690
Capital markets – 0.1%
State Street Corp., 6.000% (C)	13,831	360,989
The Charles Schwab Corp., 5.950%	8,000	209,360
The Charles Schwab Corp., 6.000% (C)	72,000	1,889,280
		2,459,629
		24,090,319
Health care – 1.0%
Health care equipment and supplies – 1.0%
Becton, Dickinson and Company, 6.125%	314,492	18,397,782
Real estate – 0.1%
Equity real estate investment trusts – 0.1%
Crown Castle International Corp., Series A, 6.875%	1,911	2,113,974
Utilities – 1.4%
Electric utilities – 0.7%
Alabama Power Company, 5.000% (C)	50,000	1,278,000
NextEra Energy, Inc., 6.123%	39,074	2,160,792
SCE Trust II, 5.100%	9,890	226,184
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (C)	80,739	2,138,776
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	180,000	4,563,000
SCE Trust V (5.450% to 3-15-26, then 3 month LIBOR + 3.790%)	50,000	1,292,500
PREFERRED SECURITIES (continued)
Electric utilities (continued)
SCE Trust VI, 5.000%	50,000	$1,137,000
		12,796,252
Multi-utilities – 0.7%
DTE Energy Company, 5.250%	165,000	3,941,850
Sempra Energy, 6.000%	93,919	9,516,812
		13,458,662
		26,254,914
TOTAL PREFERRED SECURITIES (Cost $67,409,000)		$70,856,989
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 7.7%
U.S. Government – 7.7%
U.S. Treasury Note
2.250%, 11/15/2027	$149,925,000	141,860,675
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $146,670,175)		$141,860,675
CORPORATE BONDS – 17.8%
Consumer discretionary – 4.7%
Amazon.com, Inc.
2.600%, 12/05/2019	1,568,000	1,568,405
AutoZone, Inc.
1.625%, 04/21/2019	215,000	212,532
2.500%, 04/15/2021	900,000	883,543
CCO Holdings LLC
5.125%, 05/01/2027 (D)	1,220,000	1,172,725
5.250%, 03/15/2021 to 09/30/2022	5,030,000	5,116,138
5.750%, 09/01/2023 to 01/15/2024	4,255,000	4,334,713
Cedar Fair LP
5.375%, 06/01/2024	2,103,000	2,158,204
5.375%, 04/15/2027 (D)	965,000	974,650
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (D)	3,173,000	3,204,730
Charter Communications Operating LLC
3.579%, 07/23/2020	575,000	579,223
DISH DBS Corp.
4.250%, 04/01/2018	770,000	770,000
Dollar Tree, Inc.
5.750%, 03/01/2023	750,000	780,000
Ford Motor Credit Company LLC
2.597%, 11/04/2019	1,145,000	1,137,594
5.000%, 05/15/2018	990,000	995,177
Hilton Domestic Operating Company, Inc.
4.250%, 09/01/2024	800,000	786,000
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	9,120,000	8,914,800
5.000%, 06/01/2024 (D)	1,910,000	1,929,100
5.250%, 06/01/2026 (D)	2,458,000	2,488,725
McDonald’s Corp.
2.100%, 12/07/2018	255,000	254,451
Netflix, Inc.
4.375%, 11/15/2026	5,660,000	5,433,600
4.875%, 04/15/2028 (D)	9,925,000	9,751,313
5.875%, 02/15/2025	1,038,000	1,096,761
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (D)	1,560,000	1,634,100
Tesla, Inc.
5.300%, 08/15/2025 (D)	6,820,000	6,496,050
Time Warner Cable LLC
6.750%, 07/01/2018	2,375,000	2,406,728
Unitymedia GmbH
6.125%, 01/15/2025 (D)	2,475,000	2,595,533

The accompanying notes are an integral part of the financial statements.

10

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Virgin Media Finance PLC
6.000%, 10/15/2024 (D)	$1,950,000	$1,970,475
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (D)	1,725,000	1,690,500
Yum! Brands, Inc.
3.750%, 11/01/2021	5,275,000	5,222,250
3.875%, 11/01/2020 to 11/01/2023	4,895,000	4,840,225
5.300%, 09/15/2019	1,030,000	1,058,325
5.350%, 11/01/2043	1,045,000	950,950
6.250%, 03/15/2018	1,695,000	1,696,695
6.875%, 11/15/2037	1,230,000	1,316,100
		86,420,315
Consumer staples – 1.1%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	1,665,000	1,653,724
2.650%, 02/01/2021	925,000	916,414
3.300%, 02/01/2023	1,175,000	1,169,992
Anheuser-Busch InBev Finance, Inc. (3 month LIBOR + 1.260%)
3.033%, 02/01/2021 (E)	1,750,000	1,804,937
Aramark Services, Inc.
5.000%, 04/01/2025 (D)	2,715,000	2,735,363
B&G Foods, Inc.
4.625%, 06/01/2021	975,000	978,656
PepsiCo, Inc.
1.250%, 04/30/2018	620,000	619,194
Philip Morris International, Inc.
2.000%, 02/21/2020	1,920,000	1,891,454
2.625%, 02/18/2022	2,380,000	2,331,315
Philip Morris International, Inc. (3 month LIBOR + 0.420%)
2.312%, 02/21/2020 (E)	1,275,000	1,280,923
Reckitt Benckiser Treasury Services PLC (3 month LIBOR + 0.560%)
2.235%, 06/24/2022 (D)(E)	2,110,000	2,103,718
Spectrum Brands, Inc.
6.125%, 12/15/2024	725,000	759,438
6.625%, 11/15/2022	1,570,000	1,622,988
The Kroger Company
2.000%, 01/15/2019	645,000	642,428
		20,510,544
Energy – 0.5%
Chevron Corp.
1.365%, 03/02/2018	2,360,000	2,360,000
Enbridge Energy Partners LP
6.500%, 04/15/2018	90,000	90,439
EQT Corp.
8.125%, 06/01/2019	941,000	999,287
Matador Resources Company
6.875%, 04/15/2023	1,650,000	1,724,250
Shell International Finance BV (3 month LIBOR + 0.450%)
2.261%, 05/11/2020 (E)	3,385,000	3,412,168
		8,586,144
Financials – 2.2%
Burlington Northern Santa Fe LLC
3.250%, 06/15/2027	1,640,000	1,618,589
HUB International, Ltd.
7.875%, 10/01/2021 (D)	6,075,000	6,264,844
KFW
2.875%, 04/03/2028	21,450,000	21,164,822
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	802,789
2.750%, 01/30/2022	865,000	850,855
CORPORATE BONDS (continued)
Financials (continued)
Marsh & McLennan Companies, Inc. (continued)
3.300%, 03/14/2023	$315,000	$314,450
Regions Bank
7.500%, 05/15/2018	15,000	15,156
State Street Corp. (5.250% to 9-15-20, then 3 month LIBOR + 3.597%)
09/15/2020 (F)	1,550,000	1,608,125
The Bank of New York Mellon Corp. (4.625% to 9-20-26, then 3 month LIBOR + 3.131%)
09/20/2026 (F)	1,900,000	1,884,325
The Bank of New York Mellon Corp. (4.950% to 6-20-20, then 3 month LIBOR + 3.420%)
06/20/2020 (F)	2,450,000	2,508,188
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%)
11/01/2026 (F)	2,965,000	3,009,475
U.S. Bancorp (5.300% to 4-15-27, then 3 month LIBOR + 2.914%)
04/15/2027 (F)	1,155,000	1,202,216
		41,243,834
Health care - 1.8%
Becton, Dickinson and Company
2.675%, 12/15/2019	1,307,000	1,301,883
3.363%, 06/06/2024	1,970,000	1,906,776
Becton, Dickinson and Company (3 month LIBOR + 1.030%)
2.538%, 06/06/2022 (E)	1,895,000	1,917,785
Eli Lilly & Company
1.250%, 03/01/2018	1,330,000	1,330,000
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (D)	575,000	611,743
HCA, Inc.
3.750%, 03/15/2019	1,050,000	1,056,594
4.250%, 10/15/2019	1,830,000	1,852,875
6.500%, 02/15/2020	8,895,000	9,361,988
Hologic, Inc.
4.375%, 10/15/2025 (D)	2,245,000	2,191,681
Medtronic Global Holdings SCA
1.700%, 03/28/2019	2,350,000	2,330,339
3.350%, 04/01/2027	1,340,000	1,322,332
Medtronic, Inc.
1.500%, 03/15/2018	1,650,000	1,649,663
2.500%, 03/15/2020	995,000	989,357
Pfizer, Inc.
1.200%, 06/01/2018	3,600,000	3,593,202
Teleflex, Inc.
4.625%, 11/15/2027	415,000	404,625
4.875%, 06/01/2026	625,000	618,750
Thermo Fisher Scientific, Inc.
3.200%, 08/15/2027	1,655,000	1,573,159
Universal Health Services, Inc.
3.750%, 08/01/2019 (D)	290,000	292,175
		34,304,927
Industrials – 1.4%
3M Company
2.250%, 03/15/2023	1,680,000	1,629,023
2.875%, 10/15/2027	2,100,000	2,009,020
Caterpillar Financial Services Corp.
2.250%, 12/01/2019	810,000	804,844

The accompanying notes are an integral part of the financial statements.

11

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
CNH Industrial Capital LLC
3.625%, 04/15/2018	$3,225,000	$3,225,000
Continental Airlines 2009-2 Class A Pass Through Trust
7.250%, 05/10/2021	252,039	269,117
Continental Airlines 2012-1 Class A Pass Through Trust
4.150%, 10/11/2025	1,035,426	1,063,900
Continental Airlines 2012-1 Class B Pass Through Trust
6.250%, 10/11/2021	236,602	246,658
Delta Air Lines 2011-1 Class A Pass Through Trust
5.300%, 10/15/2020	68,989	70,631
Fortive Corp.
1.800%, 06/15/2019	205,000	202,818
Harris Corp.
1.999%, 04/27/2018	670,000	669,716
Lennox International, Inc.
3.000%, 11/15/2023	510,000	497,260
Northrop Grumman Corp.
2.550%, 10/15/2022	2,940,000	2,841,611
2.930%, 01/15/2025	3,555,000	3,412,664
3.250%, 01/15/2028	6,250,000	5,985,152
Trinity Acquisition PLC
4.400%, 03/15/2026	1,035,000	1,060,583
US Airways 2010-1 Class A Pass Through Trust
6.250%, 10/22/2024	58,037	63,196
US Airways 2012-2 Class A Pass Through Trust
4.625%, 12/03/2026	207,161	215,447
US Airways 2012-2 Class B Pass Through Trust
6.750%, 12/03/2022	274,259	295,624
US Airways 2013-1 Class A Pass Through Trust
3.950%, 05/15/2027	502,246	507,671
US Airways 2013-1 Class B Pass Through Trust
5.375%, 05/15/2023	371,075	385,918
Welbilt, Inc.
9.500%, 02/15/2024	670,000	743,700
Xylem, Inc.
3.250%, 11/01/2026	400,000	387,719
4.875%, 10/01/2021	100,000	106,291
		26,693,563
Information technology – 1.9%
Amphenol Corp.
2.200%, 04/01/2020	1,400,000	1,384,196
3.200%, 04/01/2024	700,000	686,018
Apple, Inc.
1.500%, 09/12/2019	5,420,000	5,352,138
Fiserv, Inc.
2.700%, 06/01/2020	1,590,000	1,585,464
Microsoft Corp.
3.300%, 02/06/2027	14,780,000	14,627,250
NXP BV
3.750%, 06/01/2018 (D)	11,119,000	11,132,899
Texas Instruments, Inc.
2.900%, 11/03/2027	1,050,000	1,002,213
		35,770,178
CORPORATE BONDS (continued)
Materials – 0.7%
Ecolab, Inc.
2.000%, 01/14/2019	$1,260,000	$1,253,979
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (D)	980,000	999,453
5.750%, 10/15/2020	5,892,175	5,973,192
6.875%, 02/15/2021	1,197,286	1,212,253
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%)
5.222%, 07/15/2021 (D)(E)	2,660,000	2,689,925
		12,128,802
Real estate – 1.4%
American Tower Corp.
3.300%, 02/15/2021	965,000	967,656
CBRE Services, Inc.
5.000%, 03/15/2023	1,000,000	1,025,652
Crown Castle International Corp.
4.875%, 04/15/2022	2,950,000	3,099,789
5.250%, 01/15/2023	6,725,000	7,207,629
Iron Mountain, Inc.
4.375%, 06/01/2021 (D)	1,675,000	1,694,263
6.000%, 08/15/2023	795,000	825,806
SBA Communications Corp.
4.875%, 07/15/2022 to 09/01/2024	11,205,000	11,206,938
		26,027,733
Telecommunication services – 0.6%
Level 3 Financing, Inc.
5.375%, 08/15/2022	1,682,000	1,698,820
5.625%, 02/01/2023	1,750,000	1,767,500
T-Mobile USA, Inc.
6.836%, 04/28/2023	1,050,000	1,089,375
Verizon Communications, Inc.
3.125%, 03/16/2022	2,350,000	2,334,665
Verizon Communications, Inc. (3 month LIBOR + 1.000%)
2.600%, 03/16/2022 (E)	2,350,000	2,401,054
Ziggo Secured Finance BV
5.500%, 01/15/2027 (D)	2,185,000	2,094,869
		11,386,283
Utilities – 1.5%
Berkshire Hathaway Energy Company
2.400%, 02/01/2020	980,000	973,546
CMS Energy Corp.
8.750%, 06/15/2019	115,000	123,283
Dominion Energy, Inc.
2.962%, 07/01/2019	255,000	255,330
DTE Energy Company
3.800%, 03/15/2027	3,775,000	3,758,554
Edison International
2.125%, 04/15/2020	2,350,000	2,311,597
Eversource Energy
2.750%, 03/15/2022	1,275,000	1,254,237
2.900%, 10/01/2024	850,000	816,556
3.300%, 01/15/2028	2,015,000	1,948,898
NiSource, Inc.
3.490%, 05/15/2027	3,370,000	3,302,992
4.375%, 05/15/2047	1,795,000	1,818,655
NSTAR Electric Company
3.200%, 05/15/2027	1,735,000	1,686,949
Pacific Gas & Electric Company
3.300%, 03/15/2027	2,145,000	2,030,892
Southern California Gas Company
3.200%, 06/15/2025	1,350,000	1,335,462
The Southern Company
1.550%, 07/01/2018	2,210,000	2,204,398

The accompanying notes are an integral part of the financial statements.

12

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
The Southern Company (continued)
1.850%, 07/01/2019	$1,080,000	$1,068,006
Virginia Electric & Power Company
3.150%, 01/15/2026	690,000	671,297
3.500%, 03/15/2027	1,645,000	1,632,716
		27,193,368
TOTAL CORPORATE BONDS (Cost $332,695,031)		$330,265,691
TERM LOANS (G) – 1.4%
Consumer discretionary – 0.0%
Dollar Tree, Inc.
4.250%, 07/06/2022	100,000	100,250
Kasima LLC (1 and 3 month LIBOR + 2.500%)
4.191%, 05/17/2021	141,544	142,783
		243,033
Consumer staples – 0.0%
Prestige Brands, Inc. (1 month LIBOR + 2.750%)
4.398%, 01/26/2024	175,550	176,523
Energy – 0.1%
BCP Raptor LLC (1 and 2 month LIBOR + 4.250%)
6.039%, 06/24/2024	2,213,875	2,229,372
Financials – 0.6%
HUB International, Ltd. (3 month LIBOR + 3.000%)
4.838%, 10/02/2020	10,574,435	10,614,089
Vantiv LLC (1 month LIBOR + 2.250%)
3.838%, 10/14/2021	1,255,000	1,267,550
		11,881,639
Health care – 0.3%
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%)
4.398%, 03/01/2024	4,729,263	4,737,539
Industrials – 0.2%
Institutional Shareholder Services, Inc. (3 month LIBOR + 3.750%)
5.470%, 10/16/2024	380,417	381,368
Welbilt, Inc. (1 month LIBOR + 2.750%)
4.398%, 03/03/2023	2,534,289	2,550,128
		2,931,496
Information technology – 0.1%
Fiserv, Inc. (1 month LIBOR + 1.250%)
2.898%, 10/25/2018	330,000	329,175
Global Payments, Inc. (1 month LIBOR + 1.750%)
3.398%, 05/02/2022	1,486,875	1,488,734
		1,817,909
Materials – 0.1%
HB Fuller Company (1 month LIBOR + 2.250%)
3.840%, 10/20/2024	1,201,988	1,207,252
TOTAL TERM LOANS (Cost $24,941,350)		$25,224,763
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on AT&T, Inc. (Expiration Date: 4-20-18; Strike Price: $39.00; Counterparty: Goldman Sachs & Company; Notional Amount: 83,600) (A)	836	18,430
PURCHASED OPTIONS (continued)
Calls (continued)
Over the Counter Option on AT&T, Inc. (Expiration Date: 6-15-18; Strike Price: $40.00; Counterparty: Goldman Sachs & Company; Notional Amount: 83,600) (A)	836	$36,370
Over the Counter Option on CVS Health Corp. (Expiration Date: 5-18-18; Strike Price: $85.00; Counterparty: Citigroup Global Markets, Inc.; Notional Amount: 8,400) (A)	84	1,051
Over the Counter Option on Dr. Pepper Snapple Group, Inc. (Expiration Date: 5-18-18; Strike Price: $92.50; Counterparty: Citigroup Global Markets, Inc.; Notional Amount: 8,400) (A)	84	200,421
Over the Counter Option on Dr. Pepper Snapple Group, Inc. (Expiration Date: 5-18-18; Strike Price: $95.00; Counterparty: Citigroup Global Markets, Inc.; Notional Amount: 8,400) (A)	84	179,426
Over the Counter Option on Synchrony Financial (Expiration Date: 3-16-18; Strike Price: $31.00; Counterparty: Citigroup Global Markets, Inc.; Notional Amount: 8,300) (A)	83	45,283
Over the Counter Option on The Kraft Heinz Company (Expiration Date: 4-20-18; Strike Price: $85.00; Counterparty: Credit Suisse Securities LLC; Notional Amount: 16,700) (A)	167	295
TOTAL PURCHASED OPTIONS (Cost $310,497)		$481,276
SECURITIES LENDING COLLATERAL – 0.2%
John Hancock Collateral Trust, 1.5822% (H)(I)	294,638	2,947,378
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,947,529)		$2,947,378
SHORT-TERM INVESTMENTS – 4.4%
Money market funds – 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (H)	7,016,179	7,016,179
T. Rowe Price Government Money Fund, 1.3696% (H)	75,397,628	75,397,627
		82,413,806
TOTAL SHORT-TERM INVESTMENTS (Cost $82,413,806)		$82,413,806
Total Investments (Capital Appreciation Value Fund) (Cost $1,636,545,746) – 101.7%		$1,882,653,301
Other assets and liabilities, net – (1.7%)		(31,172,358)
TOTAL NET ASSETS – 100.0%		$1,851,480,943

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	A portion of this security is on loan as of 2-28-18.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

The accompanying notes are an integral part of the financial statements.

13

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	The rate shown is the annualized seven-day yield as of 2-28-18.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

WRITTEN OPTIONS

Options on securities
Counterparty (OTC)/			Exercise	Expiration	Number of	Notional
Exchange-traded	Name of issuer		price	date	contracts	amount	Premium	Value
Calls
Deutsche Bank Securities, Inc.	Abbott Laboratories	USD	67.50	Jan 2019	302	30,200	$55,369	$(61,158)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	53	5,300	316,509	(371,395)
Credit Suisse Securities (USA) LLC	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	36	3,600	175,752	(252,269)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class A	USD	1,260.00	Jan 2019	8	800	42,954	(41,939)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	36	3,600	167,671	(252,269)
Credit Suisse Securities (USA) LLC	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	18	1,800	89,406	(126,134)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class C	USD	1,260.00	Jan 2019	29	2,900	148,113	(152,027)
Citigroup Global Markets, Inc.	Anthem, Inc.	USD	260.00	Jan 2019	99	9,900	111,779	(119,452)
Citigroup Global Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	120	12,000	116,534	(108,588)
Citigroup Global Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	98	9,800	78,120	(88,680)
Credit Suisse Securities (USA) LLC	Apple, Inc.	USD	200.00	Jan 2019	435	43,500	290,223	(367,815)
RBC Capital Markets LLC	Comcast Corp.	USD	45.00	Jan 2019	402	40,200	71,419	(34,241)
RBC Capital Markets LLC	Comcast Corp.	USD	45.00	Jan 2019	401	40,100	71,486	(34,155)
Goldman Sachs & Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	134	13,400	166,711	(198,116)
Goldman Sachs & Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	40	4,000	51,400	(59,139)
Goldman Sachs & Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	135	13,500	140,801	(168,237)
Goldman Sachs & Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	40	4,000	43,628	(49,848)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	100.00	Jan 2019	515	51,500	224,679	(307,586)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	105.00	Jan 2019	198	19,800	89,985	(84,387)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	110.00	Jan 2019	198	19,800	62,766	(58,741)
Citigroup Global Markets, Inc.	State Street Corp.	USD	100.00	Jan 2019	289	28,900	226,024	(383,648)
Citigroup Global Markets, Inc.	The Bank of New York Mellon Corp.	USD	55.00	Jan 2019	148	14,800	52,828	(96,579)
Citigroup Global Markets, Inc.	The Bank of New York Mellon Corp.	USD	55.00	Jan 2019	296	29,600	104,697	(193,159)
Citigroup Global Markets, Inc.	The Bank of New York Mellon Corp.	USD	60.00	Jan 2019	148	14,800	29,087	(56,994)
Citigroup Global Markets, Inc.	The Bank of New York Mellon Corp.	USD	60.00	Jan 2019	296	29,600	55,279	(113,988)
Credit Suisse Securities (USA) LLC	The Bank of New York Mellon Corp.	USD	60.00	Jan 2019	715	71,500	133,577	(275,343)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	The Bank of New York Mellon Corp.	USD	65.00	Jan 2019	165	16,500	24,177	(33,689)
Credit Suisse Securities (USA) LLC	The PNC Financial Services Group, Inc.	USD	140.00	Jan 2019	50	5,000	30,963	(124,751)
Credit Suisse Securities (USA) LLC	The PNC Financial Services Group, Inc.	USD	145.00	Jan 2019	50	5,000	23,978	(107,122)

The accompanying notes are an integral part of the financial statements.

14

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

Options on securities (continued)
Counterparty (OTC)/			Exercise	Expiration	Number of	Notional
Exchange-traded	Name of issuer		price	date	contracts	amount	Premium	Value
Credit Suisse Securities (USA) LLC	The PNC Financial Services Group, Inc.	USD	150.00	Jan 2019	49	4,900	$18,019	$(89,305)
Credit Suisse Securities (USA) LLC	The PNC Financial Services Group, Inc.	USD	155.00	Jan 2019	49	4,900	13,261	(75,341)
Credit Suisse Securities (USA) LLC	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2019	402	40,200	230,748	(197,561)
Citigroup Global Markets, Inc.	The Priceline Group, Inc.	USD	2,300.00	Jan 2019	20	2,000	140,428	(222,985)
Goldman Sachs & Company	UnitedHealth Group, Inc.	USD	270.00	Jan 2019	282	28,200	156,195	(138,695)
Citigroup Global Markets, Inc.	Visa, Inc., Class A	USD	105.00	Jan 2019	100	10,000	61,709	(236,804)
Citigroup Global Markets, Inc.	Visa, Inc., Class A	USD	110.00	Jan 2019	100	10,000	45,616	(199,206)
Citigroup Global Markets, Inc.	Visa, Inc., Class A	USD	115.00	Jan 2019	100	10,000	32,809	(164,250)
Citigroup Global Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	106	10,600	41,546	(140,185)
Citigroup Global Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	165	16,500	64,481	(218,213)
Citigroup Global Markets, Inc.	Visa, Inc., Class A	USD	125.00	Jan 2019	133	13,300	47,481	(137,987)
Credit Suisse Securities (USA) LLC	Visa, Inc., Class A	USD	135.00	Jan 2019	393	39,300	167,677	(234,221)
Credit Suisse Securities (USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	201	20,100	86,832	(88,563)
Credit Suisse Securities (USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	177	17,700	82,659	(77,988)
							$4,385,376	$(6,542,753)
Exchange-traded	The Priceline Group, Inc.	USD	2,000.00	Jan 2019	11	1,100	119,933	(261,636)
Exchange-traded	The Priceline Group, Inc.	USD	1,900.00	Jan 2019	11	1,100	155,971	(329,120)
Exchange-traded	Visa, Inc., Class A	USD	125.00	Jan 2019	130	13,000	47,805	(134,875)
							$323,709	$(725,631)
							$4,709,085	$(7,268,384)

Derivatives Currency Abbreviations

USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Global Real Estate Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.3%
Australia – 5.5%
Arena REIT	18,335	$32,632
Goodman Group	94,226	595,825
Mirvac Group	241,557	395,542
Scentre Group	240,718	714,750
The GPT Group	102,692	376,857
Viva Energy REIT	49,405	77,277
Westfield Corp.	46,565	315,658
		2,508,541
Belgium – 0.1%
VGP NV	605	47,372
Canada – 2.8%
Canadian Apartment Properties REIT	24,094	659,994
Dream Office Real Estate Investment Trust	18,905	316,753
Granite Real Estate Investment Trust	7,965	306,881
		1,283,628
COMMON STOCKS (continued)
China – 0.3%
Shui On Land, Ltd.	461,150	$129,228
France – 4.1%
Gecina SA	4,654	815,047
Klepierre SA	1,996	82,226
Unibail-Rodamco SE	4,044	940,935
		1,838,208
Germany – 4.8%
alstria office REIT-AG	14,197	210,401
Deutsche Wohnen SE	18,042	744,027
TLG Immobilien AG	9,972	265,804
Vonovia SE	20,717	944,477
		2,164,709
Hong Kong – 8.5%
CK Asset Holdings, Ltd.	79,317	681,515
Hang Lung Properties, Ltd.	139,639	331,899
Henderson Land Development Company, Ltd.	99,222	641,052

The accompanying notes are an integral part of the financial statements.

15

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Link REIT	41,479	$352,613
New World Development Company, Ltd.	309,255	467,714
Sino Land Company, Ltd.	288,572	508,342
Swire Properties, Ltd.	129,292	440,560
Wharf Real Estate Investment Company, Ltd. (A)	32,333	219,798
Wheelock & Company, Ltd.	31,121	225,592
		3,869,085
Ireland – 0.7%
Green REIT PLC	81,416	152,463
Hibernia REIT PLC	83,630	144,435
		296,898
Japan – 11.0%
Daibiru Corp.	7,781	95,822
Frontier Real Estate Investment Corp.	45	186,929
Global One Real Estate Investment Corp.	126	492,541
Ichigo Hotel REIT Investment Corp.	34	39,931
Japan Logistics Fund, Inc.	145	289,580
Japan Real Estate Investment Corp.	67	347,610
Japan Retail Fund Investment Corp.	8	15,369
Kenedix Residential Next Investment Corp.	40	58,299
Mitsubishi Estate Company, Ltd.	68,789	1,198,949
Mitsui Fudosan Company, Ltd.	34,577	827,190
Mori Hills REIT Investment Corp.	146	189,860
Mori Trust Sogo REIT, Inc.	36	54,937
Nippon Healthcare Investment Corp.	9	14,619
NTT Urban Development Corp.	33,728	416,773
Premier Investment Corp.	429	457,441
Sekisui House REIT, Inc.	139	189,333
XYMAX REIT Investment Corp. (A)	124	130,979
		5,006,162
Malta – 0.0%
BGP Holdings PLC (A)(B)	4,606,148	6
Netherlands – 0.9%
InterXion Holding NV (A)	7,106	400,068
Singapore – 3.7%
APAC Realty, Ltd. (A)	46,958	42,154
CapitaLand, Ltd.	105,972	288,166
CDL Hospitality Trusts	169,122	211,301
City Developments, Ltd.	54,946	525,362
Keppel REIT	200,222	178,035
Mapletree Logistics Trust	127,310	115,247
Suntec Real Estate Investment Trust	213,216	316,623
		1,676,888
Spain – 0.8%
Merlin Properties Socimi SA	25,665	366,905
Sweden – 1.6%
Castellum AB	23,382	368,091
Fabege AB	7,023	152,081
Hufvudstaden AB, A Shares	13,046	197,318
		717,490
Switzerland – 0.7%
PSP Swiss Property AG	3,312	313,920
United Kingdom – 5.8%
Assura PLC	171,685	136,489
Grainger PLC	41,791	156,841
Great Portland Estates PLC	37,918	326,466
Hammerson PLC	56,795	348,115
Land Securities Group PLC	20,659	262,527
Segro PLC	59,676	468,438
St. Modwen Properties PLC	17,061	90,024
The British Land Company PLC	47,926	412,395
COMMON STOCKS (continued)
United Kingdom (continued)
The PRS REIT PLC	93,206	$130,501
The UNITE Group PLC	25,757	269,586
Warehouse REIT PLC	35,572	48,946
		2,650,328
United States – 48.0%
Agree Realty Corp.	5,944	279,962
Alexandria Real Estate Equities, Inc.	8,064	978,244
American Tower Corp.	1,859	259,014
Americold Realty Trust (A)	14,622	263,196
Boston Properties, Inc.	6,238	741,511
Camden Property Trust	11,826	942,650
CareTrust REIT, Inc.	16,844	223,183
Columbia Property Trust, Inc.	11,767	245,107
CoreSite Realty Corp.	2,367	222,143
Crown Castle International Corp.	2,529	278,342
CubeSmart	23,905	640,893
DCT Industrial Trust, Inc.	9,229	510,825
Douglas Emmett, Inc.	18,826	673,030
Empire State Realty Trust, Inc., Class A	18,757	316,243
Equity LifeStyle Properties, Inc.	9,338	790,088
Equity Residential	12,317	692,585
Essex Property Trust, Inc.	2,700	604,341
Extended Stay America, Inc.	8,007	160,380
Extra Space Storage, Inc.	10,267	873,208
Forest City Realty Trust, Inc., Class A	12,454	264,897
Four Corners Property Trust, Inc.	11,101	243,778
GGP, Inc.	21,712	459,643
HCP, Inc.	32,131	695,315
Healthcare Realty Trust, Inc.	18,813	499,485
Invitation Homes, Inc.	21,382	465,059
JBG SMITH Properties	4,768	155,675
LaSalle Hotel Properties	13,380	328,211
Omega Healthcare Investors, Inc.	9,144	232,989
Pebblebrook Hotel Trust	12,381	421,078
Prologis, Inc.	23,336	1,416,027
Public Storage	739	143,691
Regency Centers Corp.	8,866	515,203
Retail Properties of America, Inc., Class A	28,210	337,392
Rexford Industrial Realty, Inc.	23,023	621,621
Ryman Hospitality Properties, Inc.	5,060	348,938
Simon Property Group, Inc.	8,541	1,311,129
STORE Capital Corp.	17,806	424,495
Sunstone Hotel Investors, Inc.	32,083	462,958
Switch, Inc., Class A	7,046	97,305
Taubman Centers, Inc.	3,614	211,274
The Macerich Company	9,850	580,559
UDR, Inc.	16,874	567,304
Urban Edge Properties	14,564	314,291
VICI Properties, Inc. (A)	18,813	367,794
Welltower, Inc.	7,292	382,830
Weyerhaeuser Company	6,406	224,402
		21,788,288
TOTAL COMMON STOCKS (Cost $45,392,480)		$45,057,724
Total Investments (Global Real Estate Fund)
(Cost $45,392,480) – 99.3%		$45,057,724
Other assets and liabilities, net – 0.7%		324,065
TOTAL NET ASSETS – 100.0%		$45,381,789

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

16

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Health Sciences Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.5%
Consumer discretionary – 0.0%
Specialty retail – 0.0%
Jand, Inc., Class A (A)(B)(C)	16,938	$162,266
Consumer staples – 0.9%
Food and staples retailing – 0.9%
CVS Health Corp.	28,900	1,957,397
Raia Drogasil SA	30,863	738,948
		2,696,345
Health care – 97.6%
Biotechnology – 38.5%
AbbVie, Inc.	64,937	7,521,651
Abcam PLC	21,353	372,992
Abeona Therapeutics, Inc. (C)	8,968	124,207
Acceleron Pharma, Inc. (C)	26,315	1,103,388
Acerta Pharma BV, Class B (A)(C)	4,892,850	411,978
Achaogen, Inc. (C)	20,127	209,925
Achillion Pharmaceuticals, Inc. (C)	70,600	229,450
Aevi Genomic Medicine, Inc. (C)	24,782	47,086
Agios Pharmaceuticals, Inc. (C)	22,738	1,827,908
Aimmune Therapeutics, Inc. (C)	30,587	994,078
Alder Biopharmaceuticals, Inc. (C)	22,800	316,920
Alexion Pharmaceuticals, Inc. (C)	48,113	5,650,872
Alkermes PLC (C)	20,828	1,188,862
Alnylam Pharmaceuticals, Inc. (C)	43,308	5,203,889
Amarin Corp. PLC, ADR (C)	43,645	151,448
Amgen, Inc.	19,504	3,584,250
Amicus Therapeutics, Inc. (C)	66,265	911,806
AnaptysBio, Inc. (C)	4,600	564,696
Aquinox Pharmaceuticals, Inc. (C)	37,446	542,593
Argenx SE, ADR (C)	9,252	708,981
ARMO BioSciences, Inc. (C)	7,498	340,784
Array BioPharma, Inc. (C)	52,666	912,175
Ascendis Pharma A/S, ADR (C)	15,739	978,808
Atara Biotherapeutics, Inc. (C)	14,000	539,350
Audentes Therapeutics, Inc. (C)	24,361	820,722
Avexis, Inc. (C)	5,463	675,937
BeiGene, Ltd., ADR (C)	12,028	1,725,657
Biogen, Inc. (C)	20,367	5,885,859
BioMarin Pharmaceutical, Inc. (C)	32,600	2,646,142
Bluebird Bio, Inc. (C)	22,931	4,609,131
Blueprint Medicines Corp. (C)	23,411	2,026,456
Cara Therapeutics, Inc. (C)	9,983	139,562
Celgene Corp. (C)	15,568	1,356,284
Coherus Biosciences, Inc. (C)	8,036	79,556
Cytokinetics, Inc. (C)	3,144	24,366
CytomX Therapeutics, Inc. (C)	6,900	204,999
Denali Therapeutics, Inc. (C)	7,800	178,542
Dyax Corp. (B)(C)	37,631	118,538
Editas Medicine, Inc. (C)	10,038	367,792
Enanta Pharmaceuticals, Inc. (C)	6,324	497,193
Epizyme, Inc. (C)	7,600	134,520
Erytech Pharma SA (C)	3,308	69,172
Exelixis, Inc. (C)	61,731	1,592,660
Fate Therapeutics, Inc. (C)	24,700	278,122
FibroGen, Inc. (C)	17,516	965,132
Five Prime Therapeutics, Inc. (C)	9,363	199,057
Gilead Sciences, Inc.	61,948	4,877,166
Global Blood Therapeutics, Inc. (C)	14,300	838,695
GlycoMimetics, Inc. (C)	16,400	377,364
ImmunoGen, Inc. (C)	27,200	302,192
Immunomedics, Inc. (C)	83,100	1,405,221
Incyte Corp. (C)	61,653	5,250,369
Insmed, Inc. (C)	104,205	2,522,803
Ionis Pharmaceuticals, Inc. (C)	10,943	578,009
Iovance Biotherapeutics, Inc. (C)	24,700	428,545
COMMON STOCKS (continued)
Biotechnology (continued)
Ironwood Pharmaceuticals, Inc. (C)	90,143	$1,280,031
La Jolla Pharmaceutical Company (C)	5,424	168,469
Loxo Oncology, Inc. (C)	15,790	1,756,164
Madrigal Pharmaceuticals, Inc. (C)	3,100	390,724
Merus NV (C)	7,982	139,765
Minerva Neurosciences, Inc. (C)	25,515	133,954
Myovant Sciences, Ltd. (C)	7,234	102,795
Neurocrine Biosciences, Inc. (C)	61,670	5,206,798
NewLink Genetics Corp. (C)	14,100	101,238
Ovid Therapeutics, Inc. (C)	6,763	44,568
Pharming Group NV (C)	61,088	102,107
Prothena Corp. PLC (C)	34,325	1,156,409
Puma Biotechnology, Inc. (C)	6,328	413,535
Radius Health, Inc. (C)	34,500	1,314,105
Regeneron Pharmaceuticals, Inc. (C)	10,397	3,331,615
REGENXBIO, Inc. (C)	5,400	153,630
Rhythm Pharmaceuticals, Inc. (C)	3,109	80,368
Rocket Pharmaceuticals, Inc. (C)	10,645	180,752
Sage Therapeutics, Inc. (C)	46,961	7,577,627
Sarepta Therapeutics, Inc. (C)	25,184	1,580,800
Seattle Genetics, Inc. (C)	31,750	1,714,500
Shire PLC, ADR	21,824	2,793,472
Spark Therapeutics, Inc. (C)	30,856	1,761,878
TESARO, Inc. (C)	15,288	844,356
Tocagen, Inc. (C)	9,401	102,471
Ultragenyx Pharmaceutical, Inc. (C)	21,415	1,023,851
Vertex Pharmaceuticals, Inc. (C)	64,657	10,735,002
Vital Therapies, Inc. (C)	12,100	64,735
Xencor, Inc. (C)	39,243	1,202,013
Zai Lab, Ltd., ADR (C)	5,610	124,262
Zeneca, Inc. (B)(C)	33,315	20,489
		121,216,343
Health care equipment and supplies – 19.7%
Align Technology, Inc. (C)	8,449	2,218,031
AtriCure, Inc. (C)	4,063	71,793
Becton, Dickinson and Company	63,675	14,137,124
Danaher Corp.	53,520	5,233,186
DexCom, Inc. (C)	18,068	1,014,338
GenMark Diagnostics, Inc. (C)	87,987	362,506
Glaukos Corp. (C)	13,404	419,545
Hologic, Inc. (C)	106,108	4,120,174
Intuitive Surgical, Inc. (C)	32,341	13,791,819
K2M Group Holdings, Inc. (C)	36,823	762,604
Lantheus Holdings, Inc. (C)	52,009	795,738
Medtronic PLC	21,756	1,738,087
Penumbra, Inc. (C)	5,234	566,319
Quidel Corp. (C)	20,673	901,756
Stryker Corp.	45,386	7,359,794
Teleflex, Inc.	9,943	2,484,060
The Cooper Companies, Inc.	11,746	2,707,688
West Pharmaceutical Services, Inc.	23,500	2,049,670
Wright Medical Group NV (C)	62,003	1,261,761
		61,995,993
Health care providers and services – 20.8%
Acadia Healthcare Company, Inc. (C)	26,517	1,010,298
Aetna, Inc.	18,700	3,311,022
Anthem, Inc.	33,994	8,001,508
Centene Corp. (C)	51,221	5,194,834
Cigna Corp.	43,951	8,609,561
DaVita, Inc. (C)	13,410	965,788
Envision Healthcare Corp. (C)	15,203	585,316
Express Scripts Holding Company (C)	21,200	1,599,540
Fresenius Medical Care AG &
Company KGaA	3,872	408,516

The accompanying notes are an integral part of the financial statements.

17

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
HCA Healthcare, Inc.	40,375	$4,007,219
Humana, Inc.	17,627	4,791,371
McKesson Corp.	11,912	1,777,628
Molina Healthcare, Inc. (C)	14,662	1,060,063
UnitedHealth Group, Inc.	95,551	21,609,814
Universal Health Services, Inc., Class B	10,859	1,240,098
WellCare Health Plans, Inc. (C)	6,625	1,284,654
		65,457,230
Health care technology – 1.0%
athenahealth, Inc. (C)	15,252	2,131,314
HTG Molecular Diagnostics, Inc. (C)	43,615	200,193
Teladoc, Inc. (C)	19,300	773,930
		3,105,437
Life sciences tools and services – 5.7%
Agilent Technologies, Inc.	101,020	6,928,962
Bruker Corp.	29,963	918,366
Illumina, Inc. (C)	7,033	1,603,665
Mettler-Toledo International, Inc. (C)	2,444	1,506,042
Quanterix Corp. (C)	17,129	357,825
Thermo Fisher Scientific, Inc.	32,706	6,821,817
		18,136,677
Pharmaceuticals – 11.9%
Allergan PLC	24,238	3,737,984
Astellas Pharma, Inc.	20,500	301,165
AstraZeneca PLC, ADR	104,660	3,473,665
Bayer AG	10,177	1,187,616
Bristol-Myers Squibb Company	61,975	4,102,745
Chugai Pharmaceutical Company, Ltd.	31,300	1,613,209
Cymabay Therapeutics, Inc. (C)	15,400	229,306
Daiichi Sankyo Company, Ltd.	27,500	973,873
Dermira, Inc. (C)	19,095	490,932
Eisai Company, Ltd.	26,700	1,413,268
Eli Lilly & Company	24,279	1,869,969
Endocyte, Inc. (C)	51,284	304,114
GW Pharmaceuticals PLC, ADR (C)	9,299	1,056,738
Intra-Cellular Therapies, Inc. (C)	13,400	259,558
Mallinckrodt PLC (C)	21,567	359,738
Menlo Therapeutics, Inc. (C)	914	31,487
Merck & Company, Inc.	77,329	4,192,778
Mylan NV (C)	11,669	470,494
MyoKardia, Inc. (C)	8,339	485,330
Nektar Therapeutics (C)	22,100	1,912,976
Novartis AG	12,990	1,083,649
Pfizer, Inc.	26,300	954,953
Roche Holding AG	8,335	1,925,218
scPharmaceuticals, Inc. (C)	7,017	112,202
TherapeuticsMD, Inc. (C)	79,083	395,415
Theravance Biopharma, Inc. (C)	21,356	562,944
UCB SA	12,978	1,072,064
WaVe Life Sciences, Ltd. (C)	7,478	381,004
Zoetis, Inc.	20,360	1,646,310
Zogenix, Inc. (C)	19,500	826,800
		37,427,504
		307,339,184
TOTAL COMMON STOCKS (Cost $283,287,969)		$310,197,795
PREFERRED SECURITIES – 0.7%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
Jand, Inc., Series D (A)(B)(C)	37,822	362,335
Health care – 0.5%
Health care equipment and supplies – 0.3%
Becton, Dickinson and Company, 6.125%	12,046	704,691
PREFERRED SECURITIES (continued)
Health care equipment and
supplies (continued)
Sartorius AG	1,173	$158,179
		862,870
Pharmaceuticals – 0.2%
Allergan PLC, 5.500%	918	498,933
		1,361,803
Information technology – 0.1%
Software – 0.1%
Doximity, Inc. (A)(B)(C)	63,738	342,910
TOTAL PREFERRED SECURITIES (Cost $2,389,762)		$2,067,048
CONVERTIBLE BONDS – 0.1%
Health care – 0.1%
Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/2022	$425,000	477,160
TOTAL CONVERTIBLE BONDS (Cost $517,724)		$477,160
RIGHTS – 0.0%
Wright Medical Group NV (Expiration Date: 1-2-24) (C)(D)	10,400	13,520
TOTAL RIGHTS (Cost $26,000)		$13,520
SHORT-TERM INVESTMENTS – 0.6%
Money market funds – 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (E)	1,755,387	1,755,387
T. Rowe Price Government Money Fund, 1.3696% (E)	1,489	1,489
		1,756,876
TOTAL SHORT-TERM INVESTMENTS (Cost $1,756,876)		$1,756,876
Total Investments (Health Sciences Fund)
(Cost $287,978,331) – 99.9%		$314,512,399
Other assets and liabilities, net – 0.1%		301,229
TOTAL NET ASSETS – 100.0%		$314,813,628

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 2-28-18.

International Growth Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 94.5%
Australia – 4.7%
Amcor, Ltd.	1,556,006	$16,679,487
Brambles, Ltd.	1,813,283	13,405,661
CSL, Ltd.	61,073	7,691,442
		37,776,590
Brazil – 6.2%
B3 SA – Brasil Bolsa Balcao	2,092,640	16,512,192
Banco Bradesco SA, ADR	1,204,393	14,380,452
Cielo SA	1,032,394	7,691,524

The accompanying notes are an integral part of the financial statements.

18

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Kroton Educacional SA	2,439,597	$11,646,110
		50,230,278
Canada – 8.1%
Canadian National Railway Company	112,229	8,683,054
Cenovus Energy, Inc.	513,679	3,738,904
CGI Group, Inc., Class A (A)	416,981	24,371,552
Fairfax Financial Holdings, Ltd.	6,583	3,217,421
Great-West Lifeco, Inc.	249,314	6,578,688
PrairieSky Royalty, Ltd.	413,951	9,184,215
Suncor Energy, Inc.	295,056	9,712,567
		65,486,401
China – 1.0%
Baidu, Inc., ADR (A)	30,482	7,691,828
Denmark – 2.1%
Carlsberg A/S, Class B	136,380	16,674,392
France – 7.8%
Essilor International Cie Generale
d’Optique SA	68,618	8,986,715
Pernod Ricard SA	86,257	14,190,433
Schneider Electric SE	240,940	20,882,039
Vinci SA	105,621	10,429,070
Vivendi SA	321,298	8,261,862
		62,750,119
Germany – 10.8%
Allianz SE	78,088	18,139,211
Deutsche Boerse AG	216,860	28,836,327
Deutsche Post AG	276,863	12,630,870
GEA Group AG	153,474	7,254,877
SAP SE	191,711	20,006,903
		86,868,188
Hong Kong – 4.3%
CK Hutchison Holdings, Ltd.	1,437,372	17,964,612
Galaxy Entertainment Group, Ltd.	1,510,910	13,108,022
WH Group, Ltd. (B)	2,882,000	3,549,486
		34,622,120
Italy – 2.1%
Intesa Sanpaolo SpA	2,664,449	9,996,497
Mediobanca Banca di Credito Finanziario SpA	549,746	6,559,987
		16,556,484
Japan – 4.9%
Asahi Group Holdings, Ltd.	58,100	2,970,959
FANUC Corp.	31,988	8,083,124
Japan Tobacco, Inc.	170,200	4,829,787
Kao Corp.	122,700	8,956,472
Keyence Corp.	9,446	5,720,503
Yahoo Japan Corp.	1,870,400	8,632,370
		39,193,215
Mexico – 2.0%
Fomento Economico Mexicano SAB de CV, ADR	177,898	16,419,985
Netherlands – 3.7%
ING Groep NV	470,224	8,251,505
Royal Dutch Shell PLC, B Shares	220,090	6,981,127
Wolters Kluwer NV	294,233	14,904,095
		30,136,727
Singapore – 1.9%
United Overseas Bank, Ltd.	744,734	15,599,888
South Korea – 3.1%
NAVER Corp.	23,004	17,036,086
Samsung Electronics Company, Ltd.	3,795	8,246,797
		25,282,883
COMMON STOCKS (continued)
Spain – 1.6%
Amadeus IT Group SA	179,770	$13,197,997
Sweden – 2.5%
Investor AB, B Shares	443,987	19,943,094
Switzerland – 5.9%
Cie Financiere Richemont SA	118,269	10,371,074
Julius Baer Group, Ltd. (A)	220,108	14,296,682
Kuehne + Nagel International AG	36,875	6,016,662
Novartis AG	110,147	9,188,665
UBS Group AG (A)	411,783	7,803,239
		47,676,322
Taiwan – 2.4%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,346,000	19,480,236
Thailand – 1.9%
Kasikornbank PCL, NVDR	2,054,200	15,097,277
Turkey – 1.3%
Akbank Turk AS	3,820,069	10,611,532
United Kingdom – 13.7%
British American Tobacco PLC	339,246	20,023,276
Compass Group PLC	615,446	13,075,363
Informa PLC	1,140,015	10,889,137
Lloyds Banking Group PLC	13,841,614	13,078,085
Reckitt Benckiser Group PLC	138,621	11,003,309
RELX PLC	722,466	14,813,105
Smith & Nephew PLC	488,088	8,521,518
Standard Life Aberdeen PLC	1,175,969	5,940,307
Unilever NV	246,812	12,917,223
		110,261,323
United States – 2.5%
Broadcom, Ltd.	82,476	20,327,036
TOTAL COMMON STOCKS (Cost $544,031,713)		$761,883,915
SHORT-TERM INVESTMENTS – 5.2%
Money market funds – 5.2%
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class, 1.2429% (C)	42,031,351	42,031,351
TOTAL SHORT-TERM INVESTMENTS (Cost $42,031,351)		$42,031,351
Total Investments (International Growth Stock Fund)
(Cost $586,063,064) – 99.7%		$803,915,266
Other assets and liabilities, net – 0.3%		2,473,694
TOTAL NET ASSETS – 100.0%		$806,388,960

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 2-28-18.

International Small Cap Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 92.3%
Belgium – 2.6%
Barco NV	75,146	$9,169,723
Ontex Group NV	239,941	6,928,723
		16,098,446

The accompanying notes are an integral part of the financial statements.

19

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil – 2.9%
Camil Alimentos SA	2,921,500	$7,243,240
Grendene SA	510,900	4,470,316
M Dias Branco SA	342,300	6,307,496
		18,021,052
Canada – 7.0%
Alamos Gold, Inc., Class A	640,400	3,253,232
Badger Daylighting, Ltd. (A)	360,100	6,740,650
Canaccord Genuity Group, Inc.	1,176,006	6,140,306
Canada Goose Holdings, Inc. (B)	60,700	1,921,000
Canadian Western Bank	267,808	7,916,114
Genworth MI Canada, Inc. (A)	15,200	462,444
Gran Tierra Energy, Inc. (B)	1,495,200	3,728,678
Mullen Group, Ltd. (A)	431,470	4,962,981
Russel Metals, Inc.	132,500	3,042,998
ShawCor, Ltd.	234,500	4,817,191
		42,985,594
China – 5.1%
China ZhengTong Auto Services Holdings, Ltd.	6,095,500	5,460,092
Goodbaby International Holdings, Ltd.	11,195,000	6,569,684
Greatview Aseptic Packaging Company, Ltd.	9,535,000	6,755,873
Hollysys Automation Technologies, Ltd.	137,986	3,644,210
Shanghai Haohai Biological Technology Company, Ltd., H Shares (C)	686,300	3,599,689
Xtep International Holdings, Ltd.	11,294,500	4,994,399
		31,023,947
Denmark – 0.7%
Nilfisk Holding A/S (B)	82,234	4,160,852
Finland – 4.4%
Amer Sports OYJ (B)	389,977	11,758,523
Huhtamaki OYJ	264,427	11,174,916
Outotec OYJ (B)	381,721	3,796,102
		26,729,541
Germany – 4.0%
Gerresheimer AG	115,481	8,839,277
Jenoptik AG	272,919	9,370,753
zooplus AG (B)	27,805	6,042,698
		24,252,728
Hong Kong – 3.9%
PAX Global Technology, Ltd. (A)	9,436,000	4,678,975
Stella International Holdings, Ltd.	2,047,000	2,868,495
Techtronic Industries Company, Ltd.	1,768,700	11,096,815
Value Partners Group, Ltd.	5,784,000	5,421,694
		24,065,979
India – 1.7%
Dewan Housing Finance Corp., Ltd.	1,260,629	10,434,670
Italy – 5.1%
Azimut Holding SpA	252,560	5,486,945
Interpump Group SpA	326,535	10,793,310
Technogym SpA (C)	1,095,036	10,929,969
Tod’s SpA (A)	50,393	3,699,184
		30,909,408
Japan – 20.1%
Anicom Holdings, Inc.	256,400	8,568,654
Asahi Company, Ltd. (A)	234,300	2,891,592
Asics Corp.	480,600	7,595,957
Bunka Shutter Company, Ltd.	629,400	6,017,090
Capcom Company, Ltd.	151,400	6,044,910
Daibiru Corp.	488,600	6,017,028
Descente, Ltd.	343,960	5,412,794
Dowa Holdings Company, Ltd.	199,600	7,305,566
Fuji Oil Holdings, Inc.	273,800	8,076,552
COMMON STOCKS (continued)
Japan (continued)
Idec Corp.	139,800	$3,888,527
IDOM, Inc. (A)	805,200	5,359,479
Kobayashi Pharmaceutical Company, Ltd.	132,700	8,612,745
Meitec Corp.	164,111	9,285,134
Morita Holdings Corp.	212,900	4,012,850
N Field Company, Ltd. (A)	292,800	5,190,327
Nihon Parkerizing Company, Ltd.	343,300	6,054,083
Square Enix Holdings Company, Ltd.	52,700	2,244,463
TechnoPro Holdings, Inc.	121,400	7,218,516
Tsumura & Company	330,900	11,034,058
Ushio, Inc.	182,300	2,510,017
		123,340,342
Luxembourg – 2.5%
Grand City Properties SA	300,717	6,704,276
Stabilus SA	89,483	8,508,956
		15,213,232
Netherlands – 3.1%
Aalberts Industries NV	61,381	3,070,723
Accell Group	147,852	3,792,542
Arcadis NV	387,413	9,281,181
Beter Bed Holding NV (A)	174,420	2,525,309
		18,669,755
Norway – 1.6%
Ekornes ASA	216,550	3,078,856
Tomra Systems ASA	363,146	6,455,841
XXL ASA (C)	40,500	459,315
		9,994,012
Philippines – 0.5%
Vista Land & Lifescapes, Inc.	25,009,100	3,115,580
Poland – 0.9%
CCC SA	78,920	5,766,736
Singapore – 0.2%
Sakari Resources, Ltd. (B)(D)	1,380,000	885,450
South Korea – 4.0%
BNK Financial Group, Inc.	648,756	6,689,387
DGB Financial Group, Inc.	817,787	9,334,598
Hyundai Mipo Dockyard Company, Ltd. (B)	60,973	6,121,071
Korea Investment Holdings Company, Ltd. (B)	33,476	2,415,399
		24,560,455
Spain – 1.5%
Construcciones y Auxiliar de Ferrocarriles SA	185,775	8,962,262
Sweden – 4.1%
Bulten AB	151,613	2,011,809
Cloetta AB, B Shares	1,225,509	4,659,502
Duni AB	201,770	2,847,671
Granges AB	42,500	461,078
Tethys Oil AB	447,764	3,492,278
Thule Group AB (C)	549,380	11,898,310
		25,370,648
Switzerland – 3.3%
Bucher Industries AG	25,870	10,863,837
Logitech International SA (A)	138,540	5,455,705
Tecan Group AG	18,049	3,780,954
Vontobel Holding AG	2,499	167,580
		20,268,076
Taiwan – 5.0%
Chicony Electronics Company, Ltd.	2,128,564	5,201,555
Giant Manufacturing Company, Ltd.	1,122,746	5,815,412
King Yuan Electronics Company, Ltd.	7,727,000	8,210,361
Merida Industry Company, Ltd.	773,000	3,363,027

The accompanying notes are an integral part of the financial statements.

20

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Tripod Technology Corp.	2,511,000	$8,219,821
		30,810,176
Thailand – 0.4%
LPN Development PCL	7,997,100	2,621,732
Turkey – 0.5%
Mavi Giyim Sanayi Ve Ticaret AS, Class B (B)(C)	211,255	2,956,199
United Kingdom – 7.2%
Bellway PLC	62,054	2,645,191
Bovis Homes Group PLC	195,414	2,808,258
DFS Furniture PLC	1,072,142	2,714,249
Greggs PLC	476,661	7,811,372
Laird PLC	2,646,410	4,206,122
LivaNova PLC (B)	38,511	3,455,977
Man Group PLC	3,897,489	9,158,389
Oxford Instruments PLC	567,631	5,823,630
SIG PLC	2,692,452	5,347,299
Vectura Group PLC (B)	233,591	232,298
		44,202,785
TOTAL COMMON STOCKS (Cost $388,264,223)		$565,419,657
PREFERRED SECURITIES – 0.7%
Brazil – 0.7%
Alpargatas SA	828,200	4,369,419
TOTAL PREFERRED SECURITIES (Cost $2,031,871)		$4,369,419
EXCHANGE-TRADED FUNDS – 1.5%
iShares MSCI EAFE Small-Cap ETF	135,200	8,823,152
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,969,992)		$8,823,152
SECURITIES LENDING COLLATERAL – 4.1%
John Hancock Collateral Trust, 1.5822% (E)(F)	2,533,157	25,341,199
TOTAL SECURITIES LENDING COLLATERAL (Cost $25,342,154)		$25,341,199
SHORT-TERM INVESTMENTS – 4.7%
U.S. Government Agency – 4.7%
Federal Home Loan Bank Discount Note 1.120%, 03/01/2018 *	$28,700,000	28,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,700,000)		$28,700,000
Total Investments (International Small Cap Fund) (Cost $453,308,240) – 103.3%		$632,653,427
Other assets and liabilities, net – (3.3%)		(19,958,995)
TOTAL NET ASSETS – 100.0%		$612,694,432

Security Abbreviations and Legend

(A)	A portion of this security is on loan as of 2-28-18.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 2-28-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

International Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 93.8%
Australia – 4.7%
AGL Energy, Ltd.	57,205	$962,525
Alumina, Ltd.	213,917	365,479
Amcor, Ltd.	101,129	1,084,045
AMP, Ltd.	255,329	1,041,611
APA Group	101,568	626,597
Aristocrat Leisure, Ltd.	47,648	905,802
ASX, Ltd.	16,740	753,148
Aurizon Holdings, Ltd.	178,276	627,343
AusNet Services	143,382	188,562
Australia & New Zealand Banking Group, Ltd. (A)	256,764	5,738,183
Bank of Queensland, Ltd.	33,789	328,947
Bendigo & Adelaide Bank, Ltd.	41,154	359,565
BHP Billiton PLC	225,045	4,568,665
BHP Billiton, Ltd.	280,704	6,591,551
BlueScope Steel, Ltd.	49,190	612,243
Boral, Ltd.	102,597	616,120
Brambles, Ltd.	138,496	1,023,905
Caltex Australia, Ltd.	22,318	604,977
Challenger, Ltd.	50,909	495,804
CIMIC Group, Ltd.	8,543	308,146
Coca-Cola Amatil, Ltd.	48,295	326,631
Cochlear, Ltd.	4,965	704,672
Commonwealth Bank of Australia (A)	151,264	8,902,997
Computershare, Ltd.	40,292	553,617
Crown Resorts, Ltd.	32,901	342,489
CSL, Ltd.	39,510	4,975,830
Dexus	88,563	635,660
Domino’s Pizza Enterprises, Ltd. (A)	5,284	161,028
Flight Centre Travel Group, Ltd. (A)	4,777	213,673
Fortescue Metals Group, Ltd.	137,259	527,896
Goodman Group (A)	156,189	987,639
Harvey Norman Holdings, Ltd.	46,084	142,359
Healthscope, Ltd.	149,119	217,801
Incitec Pivot, Ltd.	148,112	432,034
Insurance Australia Group, Ltd.	214,271	1,353,976
LendLease Group	48,513	666,057
Macquarie Group, Ltd.	28,312	2,255,724
Medibank Pvt., Ltd.	252,030	616,812
Mirvac Group	321,802	526,941
National Australia Bank, Ltd. (A)	234,590	5,453,081
Newcrest Mining, Ltd.	66,270	1,087,528
Oil Search, Ltd.	118,231	683,201
Orica, Ltd.	33,271	476,790
Origin Energy, Ltd. (B)	153,458	1,064,847
QBE Insurance Group, Ltd.	123,441	969,546
Ramsay Health Care, Ltd.	12,315	609,617
REA Group, Ltd.	4,467	266,009
Santos, Ltd. (B)	163,552	626,670
Scentre Group	465,100	1,380,994
SEEK, Ltd.	29,021	453,209
Sonic Healthcare, Ltd.	34,695	654,533
South32, Ltd.	455,784	1,150,915
Stockland	211,006	659,538
Suncorp Group, Ltd.	117,220	1,223,766
Sydney Airport	95,348	484,412
Tabcorp Holdings, Ltd.	166,877	597,737
Telstra Corp., Ltd.	363,924	938,648
The GPT Group	156,735	575,183
TPG Telecom, Ltd. (A)	30,419	143,427
Transurban Group	193,828	1,727,444
Treasury Wine Estates, Ltd.	64,568	872,220
Vicinity Centres	292,759	561,458
Wesfarmers, Ltd.	98,987	3,165,785
Westfield Corp.	172,861	1,171,802

The accompanying notes are an integral part of the financial statements.

21

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Westpac Banking Corp. (A)	296,642	$7,029,914
Woodside Petroleum, Ltd. (A)	81,295	1,814,700
Woolworths Group, Ltd.	113,084	2,416,570
		90,606,598
Austria – 0.2%
ANDRITZ AG	6,111	354,535
Erste Group Bank AG	25,900	1,316,929
OMV AG	12,462	708,569
Raiffeisen Bank International AG (B)	12,544	486,006
voestalpine AG	9,697	559,404
		3,425,443
Belgium – 0.8%
Ageas	17,462	914,319
Anheuser-Busch InBev SA	67,215	7,135,442
Colruyt SA	5,099	275,104
Groupe Bruxelles Lambert SA	7,073	807,554
KBC Group NV	22,123	2,072,983
Proximus SADP	12,941	415,523
Solvay SA	6,556	898,482
Telenet Group Holding NV (B)	4,739	324,866
UCB SA	11,120	918,584
Umicore SA	18,429	1,038,852
		14,801,709
Brazil – 1.3%
Ambev SA	455,900	3,089,039
Atacadao Distribuicao Comercio e Industria Ltda (B)	38,200	174,711
B3 SA - Brasil Bolsa Balcao	198,620	1,567,232
Banco Bradesco SA	88,660	1,005,682
Banco do Brasil SA	83,300	1,072,389
Banco Santander Brasil SA	40,300	456,383
BB Seguridade Participacoes SA	69,900	626,471
BR Malls Participacoes SA	79,735	292,968
BRF SA (B)	43,000	396,243
CCR SA	116,600	456,072
Centrais Eletricas Brasileiras SA (B)	21,800	166,308
Cia de Saneamento Basico do Estado de Sao Paulo	32,600	378,019
Cia Siderurgica Nacional SA (B)	60,600	189,439
Cielo SA	117,960	878,824
Cosan SA Industria e Comercio	15,100	201,696
EDP - Energias do Brasil SA	29,300	120,019
Embraer SA	64,100	429,584
Engie Brasil Energia SA	15,300	184,482
Equatorial Energia SA	18,800	414,574
Fibria Celulose SA	24,100	457,743
Hypera SA	33,200	352,972
JBS SA	79,600	242,951
Klabin SA	56,800	313,136
Kroton Educacional SA	133,900	639,210
Localiza Rent a Car SA	48,215	385,197
Lojas Renner SA	68,890	732,416
M Dias Branco SA	9,800	180,583
Multiplan Empreendimentos Imobiliarios SA	7,900	170,803
Natura Cosmeticos SA	16,700	176,572
Odontoprev SA	26,500	124,955
Petroleo Brasileiro SA (B)	287,500	2,049,840
Porto Seguro SA	12,700	179,104
Qualicorp SA	22,000	194,801
Raia Drogasil SA	22,100	529,137
Rumo SA (B)	106,000	464,887
Sul America SA	22,796	149,895
COMMON STOCKS (continued)
Brazil (continued)
Suzano Papel e Celulose SA	42,900	$287,374
TIM Participacoes SA	82,100	356,528
Transmissora Alianca de Energia Eletrica SA	18,200	114,910
Ultrapar Participacoes SA	34,400	798,206
Vale SA	306,670	4,254,977
WEG SA	54,000	389,338
		25,645,670
Canada – 6.1%
Agnico Eagle Mines, Ltd.	20,728	789,738
Alimentation Couche-Tard, Inc., Class B	37,804	1,838,055
AltaGas, Ltd. (A)	16,288	335,356
ARC Resources, Ltd. (A)	32,798	316,427
Atco, Ltd., Class I	7,611	250,537
Bank of Montreal	58,241	4,422,540
Barrick Gold Corp. (A)	104,348	1,201,889
BCE, Inc.	14,777	644,882
BlackBerry, Ltd. (A)(B)	45,685	554,329
Bombardier, Inc., Class B (B)	173,176	547,923
Brookfield Asset Management, Inc., Class A (A)	75,668	2,933,668
CAE, Inc.	25,734	474,491
Cameco Corp.	35,903	316,725
Canadian Imperial Bank of Commerce (A)	39,250	3,584,866
Canadian National Railway Company	67,353	5,211,039
Canadian Natural Resources, Ltd.	97,794	3,029,389
Canadian Pacific Railway, Ltd.	13,153	2,352,411
Canadian Tire Corp., Ltd., Class A	5,916	803,999
Canadian Utilities, Ltd., Class A	12,746	336,629
CCL Industries, Inc., Class B	12,906	642,383
Cenovus Energy, Inc.	93,835	682,995
CGI Group, Inc., Class A (B)	19,416	1,134,819
CI Financial Corp. (A)	24,671	548,714
Constellation Software, Inc.	1,821	1,178,697
Crescent Point Energy Corp. (A)	50,077	360,202
Dollarama, Inc.	9,593	1,116,517
ECN Capital Corp.	6,400	17,406
Element Fleet Management Corp.	39,828	151,155
Emera, Inc.	6,638	214,214
Empire Company, Ltd., Class A (A)	15,482	286,668
Enbridge, Inc.	146,877	4,671,174
Encana Corp.	87,332	916,060
Fairfax Financial Holdings, Ltd.	2,620	1,280,517
Finning International, Inc.	15,777	420,245
First Capital Realty, Inc.	16,877	262,651
First Quantum Minerals, Ltd.	61,687	1,005,202
Fortis, Inc.	38,594	1,261,102
Franco-Nevada Corp.	16,567	1,160,929
George Weston, Ltd.	4,896	400,280
Gildan Activewear, Inc.	20,702	600,474
Goldcorp, Inc.	77,563	970,746
Great-West Lifeco, Inc.	30,926	816,049
H&R Real Estate Investment Trust (A)	15,983	248,862
Husky Energy, Inc. (B)	33,102	436,992
Hydro One, Ltd. (C)	29,115	466,267
IGM Financial, Inc.	9,129	278,807
Imperial Oil, Ltd. (A)	27,962	757,232
Industrial Alliance Insurance & Financial Services, Inc.	10,980	465,401
Intact Financial Corp.	13,726	1,061,647
Inter Pipeline, Ltd.	34,605	601,650
Keyera Corp.	18,614	474,344
Kinross Gold Corp. (B)	111,931	402,121
Linamar Corp.	4,551	249,184

The accompanying notes are an integral part of the financial statements.

22

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Loblaw Companies, Ltd.	19,969	$1,025,839
Lundin Mining Corp.	59,866	389,558
Magna International, Inc.	31,838	1,751,685
Methanex Corp.	7,946	438,603
Metro, Inc.	20,897	659,220
National Bank of Canada (A)	31,178	1,512,736
Nutrien, Ltd. (B)	57,833	2,841,623
Onex Corp.	7,596	557,387
Open Text Corp.	24,102	846,162
Pembina Pipeline Corp.	45,796	1,472,524
Power Corp. of Canada	36,214	858,220
Power Financial Corp.	26,826	700,336
PrairieSky Royalty, Ltd. (A)	19,564	434,061
Restaurant Brands International, Inc.	20,280	1,188,637
RioCan Real Estate Investment Trust	16,822	307,940
Rogers Communications, Inc., Class B	32,983	1,486,188
Royal Bank of Canada	129,996	10,241,035
Saputo, Inc.	19,955	637,745
Seven Generations Energy, Ltd., Class A (B)	21,944	256,515
Shaw Communications, Inc., Class B	38,759	750,291
Shopify, Inc., Class A (B)	7,279	1,006,875
SmartCentres Real Estate Investment Trust	7,501	171,859
SNC-Lavalin Group, Inc.	16,459	714,053
Sun Life Financial, Inc.	56,914	2,344,509
Suncor Energy, Inc.	148,409	4,885,284
Teck Resources, Ltd., Class B	50,851	1,454,358
TELUS Corp.	18,709	675,344
The Bank of Nova Scotia	107,179	6,640,220
The Jean Coutu Group PJC, Inc., Class A	7,898	149,503
The Toronto-Dominion Bank	164,426	9,482,173
Thomson Reuters Corp.	26,824	1,056,906
Tourmaline Oil Corp. (B)	20,721	301,482
TransCanada Corp.	78,032	3,374,981
Turquoise Hill Resources, Ltd. (B)	97,416	296,074
Vermilion Energy, Inc. (A)	10,666	351,350
West Fraser Timber Company Ltd. (A)	6,295	438,472
Wheaton Precious Metals Corp. (A)	39,682	757,335
		117,943,682
Chile – 0.4%
AES Gener SA	352,943	108,626
Aguas Andinas SA, Class A	276,053	184,578
Antofagasta PLC	41,394	492,114
Banco de Chile	2,716,961	463,337
Banco de Credito e Inversiones	4,734	354,396
Banco Santander Chile	7,207,991	593,947
Cencosud SA	156,363	477,138
Cia Cervecerias Unidas SA	16,132	226,270
Colbun SA	859,738	206,442
Empresa Nacional de Telecomunicaciones SA	16,019	186,014
Empresas CMPC SA	136,884	528,407
Empresas COPEC SA	49,640	799,879
Enel Americas SA	3,139,399	727,754
Enel Chile SA	2,168,689	268,345
Enel Generacion Chile SA	364,118	341,133
Itau CorpBanca	15,394,445	156,852
Latam Airlines Group SA	33,078	536,306
SACI Falabella	79,835	807,534
		7,459,072
China – 7.2%
3SBio, Inc. (A)(B)(C)	94,600	178,726
58.com, Inc., ADR (B)	8,500	640,645
AAC Technologies Holdings, Inc.	68,100	1,329,133
Agile Group Holdings, Ltd.	147,900	252,215
COMMON STOCKS (continued)
China (continued)
Agricultural Bank of China, Ltd., H Shares	2,439,200	$1,340,221
Air China, Ltd., H Shares	171,300	258,575
Alibaba Group Holding, Ltd., ADR (B)	107,500	20,010,050
Aluminum Corp. of China, Ltd., H Shares (A)(B)	364,600	216,738
Anhui Conch Cement Company, Ltd., H Shares	115,600	614,187
ANTA Sports Products, Ltd.	99,500	489,541
Autohome, Inc., ADR	4,800	375,408
AviChina Industry & Technology Company, Ltd., H Shares	206,000	114,694
Baidu, Inc., ADR (B)	25,600	6,459,904
Bank of China, Ltd., H Shares	7,411,600	3,985,749
Bank of Communications Company, Ltd., H Shares	812,900	646,260
Beijing Capital International Airport Company, Ltd., H Shares	138,900	204,877
BYD Company, Ltd., H Shares (A)	59,500	542,029
BYD Electronic International Company, Ltd. (A)	63,900	156,977
CGN Power Company, Ltd., H Shares (A)(C)	975,900	261,571
China Cinda Asset Management Company, Ltd., H Shares	818,200	305,209
China CITIC Bank Corp., Ltd., H Shares	833,000	602,361
China Communications Construction Company, Ltd., H Shares	413,500	459,721
China Communications Services Corp., Ltd., H Shares	227,200	134,311
China Conch Venture Holdings, Ltd.	151,800	454,704
China Construction Bank Corp., H Shares	7,848,500	8,047,171
China Everbright Bank Company, Ltd., H Shares	224,000	114,634
China Evergrande Group (B)	306,900	896,371
China Galaxy Securities Company, Ltd., H Shares	308,500	214,063
China Huarong Asset Management Company, Ltd., H Shares (C)	926,600	418,161
China Huishan Dairy Holdings Company, Ltd. (B)(D)	175,000	0
China Life Insurance Company, Ltd., H Shares	700,200	2,056,749
China Longyuan Power Group Corp., Ltd., H Shares	296,700	195,744
China Medical System Holdings, Ltd.	126,300	250,929
China Mengniu Dairy Company, Ltd. (B)	256,900	845,035
China Merchants Bank Company, Ltd., H Shares	364,200	1,518,393
China Minsheng Banking Corp., Ltd., H Shares	516,600	535,116
China Molybdenum Company, Ltd., H Shares (A)	348,100	280,024
China National Building Material Company, Ltd., H Shares	267,700	262,643
China Oilfield Services, Ltd., H Shares	167,700	172,418
China Pacific Insurance Group Company, Ltd., H Shares	248,800	1,210,318
China Petroleum & Chemical Corp., H Shares	2,373,300	1,883,619
China Railway Construction Corp., Ltd., H Shares	185,000	197,981
China Railway Group, Ltd., H Shares	369,600	267,094
China Resources Pharmaceutical Group, Ltd. (C)	173,600	233,571
China Shenhua Energy Company, Ltd., H Shares	317,500	898,621

The accompanying notes are an integral part of the financial statements.

23

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Southern Airlines Company, Ltd., H Shares	174,800	$233,858
China Telecom Corp., Ltd., H Shares	1,279,100	557,707
China Vanke Company, Ltd., H Shares	110,600	490,704
Chongqing Rural Commercial Bank Company, Ltd., H Shares	234,700	189,009
CITIC Securities Company, Ltd., H Shares	214,200	479,212
CNOOC, Ltd.	1,660,500	2,369,774
Country Garden Holdings Company, Ltd.	497,300	883,192
CRRC Corp., Ltd., H Shares	387,500	351,730
CSPC Pharmaceutical Group, Ltd.	436,300	995,731
Ctrip.com International, Ltd., ADR (B)	36,600	1,682,868
Dongfeng Motor Group Company, Ltd., H Shares	249,300	313,287
ENN Energy Holdings, Ltd.	70,100	533,028
Fosun International, Ltd.	241,000	525,387
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	46,100	184,007
Geely Automobile Holdings, Ltd.	459,300	1,473,695
GF Securities Company, Ltd., H Shares	125,400	239,444
GOME Retail Holdings, Ltd. (A)	990,200	115,520
Great Wall Motor Company, Ltd., H Shares	286,400	335,036
Guangzhou Automobile Group Company, Ltd., H Shares	194,200	427,036
Guangzhou R&F Properties Company, Ltd., H Shares (A)	89,600	208,072
Haitian International Holdings, Ltd.	60,400	185,025
Haitong Securities Company, Ltd., H Shares	299,700	425,572
Hengan International Group Company, Ltd.	67,100	654,169
Huaneng Power International, Inc., H Shares	387,700	237,377
Huaneng Renewables Corp., Ltd., H Shares	449,700	149,484
Huatai Securities Company, Ltd., H Shares (C)	153,300	306,342
Industrial & Commercial Bank of China, Ltd., H Shares	6,880,800	5,866,160
JD.com, Inc., ADR (B)	61,200	2,885,580
Jiangsu Expressway Company, Ltd., H Shares	110,900	171,741
Jiangxi Copper Company, Ltd., H Shares	114,400	179,241
Kingsoft Corp., Ltd. (A)	74,200	241,444
Lenovo Group, Ltd. (A)	668,000	346,651
Longfor Properties Company, Ltd.	137,900	395,961
Meitu, Inc. (B)(C)	120,700	153,523
Minth Group, Ltd.	68,600	402,572
Momo, Inc., ADR (B)	10,100	333,805
NetEase, Inc., ADR	7,400	2,170,790
New China Life Insurance Company, Ltd., H Shares	74,500	442,151
New Oriental Education & Technology Group, Inc., ADR	12,500	1,142,375
PetroChina Company, Ltd., H Shares	1,968,700	1,365,446
PICC Property & Casualty Company, Ltd., H Shares	437,300	857,710
Ping An Insurance Group Company of China, Ltd., H Shares	487,800	5,138,146
Semiconductor Manufacturing International Corp. (A)(B)	274,300	362,786
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	184,000	125,467
Shanghai Electric Group Company, Ltd., H Shares (A)(B)	276,000	103,600
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	45,100	261,029
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	75,900	110,229
COMMON STOCKS (continued)
China (continued)
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	79,500	$198,969
Shenzhou International Group Holdings, Ltd. (A)	69,400	681,461
Sihuan Pharmaceutical Holdings Group, Ltd.	357,400	129,627
SINA Corp. (B)	5,300	619,729
Sino-Ocean Group Holding, Ltd.	283,500	199,724
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	325,700	194,034
Sinopharm Group Company, Ltd., H Shares	110,700	485,014
SOHO China, Ltd.	193,200	110,543
Sunac China Holdings, Ltd.	225,300	812,179
Sunny Optical Technology Group Company, Ltd.	66,400	1,086,037
TAL Education Group, ADR	26,700	1,008,192
Tencent Holdings, Ltd. (A)	531,400	29,072,108
The People’s Insurance Company Group of China, Ltd., H Shares	681,200	364,714
Tingyi Cayman Islands Holding Corp.	182,700	383,461
TravelSky Technology, Ltd., H Shares	85,500	270,317
Tsingtao Brewery Company, Ltd., H Shares	35,000	191,300
Vipshop Holdings, Ltd., ADR (B)	38,000	660,820
Want Want China Holdings, Ltd.	466,500	391,654
Weibo Corp., ADR (A)(B)	4,380	562,918
Weichai Power Company, Ltd., H Shares	180,000	200,663
Yangzijiang Shipbuilding Holdings, Ltd.	330,000	372,401
Yanzhou Coal Mining Company, Ltd., H Shares	172,700	255,533
Yum China Holdings, Inc.	35,684	1,545,831
YY, Inc., ADR (B)	4,000	517,320
Zhejiang Expressway Company, Ltd., H Shares	135,800	147,643
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	51,000	275,033
Zijin Mining Group Company, Ltd., H Shares (A)	525,200	239,512
ZTE Corp., H Shares (B)	67,100	233,690
		139,345,561
Colombia – 0.1%
Bancolombia SA	25,164	264,863
Cementos Argos SA	48,707	177,461
Ecopetrol SA	514,811	450,954
Grupo Argos SA	30,028	202,462
Grupo de Inversiones Suramericana SA	23,345	313,013
Interconexion Electrica SA ESP	41,870	200,186
		1,608,939
Czech Republic – 0.0%
CEZ AS	10,134	245,156
Komercni banka AS	4,587	203,234
Moneta Money Bank AS (C)	28,114	113,421
O2 Czech Republic AS	4,558	59,571
		621,382
Denmark – 0.6%
A.P. Moller - Maersk A/S, Series A	138	215,321
A.P. Moller - Maersk A/S, Series B	281	456,451
Carlsberg A/S, Class B	4,345	531,238
Chr. Hansen Holding A/S	4,025	334,322
Coloplast A/S, B Shares	4,743	400,830
Danske Bank A/S	30,458	1,222,447
DSV A/S	7,566	592,600
Genmab A/S (B)	2,334	474,667
H Lundbeck A/S	2,659	139,241

The accompanying notes are an integral part of the financial statements.

24

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
ISS A/S	6,657	$241,181
Novo Nordisk A/S, B Shares	76,195	3,941,641
Novozymes A/S, B Shares	9,151	470,309
Orsted A/S (C)	7,501	466,967
Pandora A/S	4,365	455,119
TDC A/S	31,542	256,839
Tryg A/S	6,114	145,015
Vestas Wind Systems A/S	8,725	630,565
William Demant Holding A/S (B)	4,951	176,942
		11,151,695
Finland – 0.4%
Elisa OYJ	6,450	277,068
Fortum OYJ	20,948	460,098
Kone OYJ, Class B	15,763	816,282
Metso OYJ	5,073	162,026
Neste OYJ	5,892	431,389
Nokia OYJ	274,657	1,601,018
Nokian Renkaat OYJ	5,096	233,586
Orion OYJ, Class B	5,153	167,832
Sampo OYJ, A Shares	22,005	1,245,382
Stora Enso OYJ, R Shares	25,928	457,899
UPM-Kymmene OYJ	25,011	855,724
Wartsila OYJ ABP	6,913	486,369
		7,194,673
France – 4.7%
Accor SA (A)	10,946	630,899
Aeroports de Paris	1,671	337,885
Air Liquide SA	25,040	3,127,693
Airbus SE	34,058	4,076,669
Alstom SA	8,903	374,774
Amundi SA (C)	3,636	296,393
Arkema SA	4,008	523,040
Atos SE	5,508	724,572
AXA SA	115,423	3,614,950
BioMerieux	2,348	180,612
BNP Paribas SA	65,910	5,211,552
Bollore SA	52,277	295,455
Bouygues SA	12,533	634,021
Bureau Veritas SA	15,130	396,425
Capgemini SE	9,407	1,172,542
Carrefour SA	34,081	781,343
Casino Guichard Perrachon SA	3,201	173,399
Cie de Saint-Gobain	29,617	1,676,292
Cie Generale des Etablissements Michelin SCA	9,974	1,533,055
CNP Assurances	12,441	301,490
Credit Agricole SA	66,947	1,147,154
Danone SA	35,337	2,818,362
Dassault Aviation SA	142	246,138
Dassault Systemes SA	7,463	962,818
Edenred	13,055	458,047
Eiffage SA	4,239	458,880
Electricite de France SA	34,173	443,121
Engie SA	107,024	1,669,189
Essilor International Cie Generale d’Optique SA	12,116	1,586,800
Eurazeo SA	2,544	242,802
Eutelsat Communications SA	10,174	237,685
Faurecia SA	4,431	370,482
Fonciere Des Regions	1,824	190,302
Gecina SA	2,717	475,823
Getlink SE	26,488	340,687
Hermes International (A)	1,836	987,378
COMMON STOCKS (continued)
France (continued)
ICADE	1,776	$171,746
Iliad SA	1,502	352,161
Imerys SA	1,981	202,059
Ingenico Group SA	3,407	295,591
Ipsen SA	2,152	315,246
JCDecaux SA	4,239	164,307
Kering SA	4,446	2,086,377
Klepierre SA	12,837	528,825
Lagardere SCA	6,693	196,501
Legrand SA	15,516	1,216,429
L’Oreal SA	14,740	3,169,400
LVMH Moet Hennessy Louis Vuitton SE	16,348	4,889,651
Natixis SA	55,704	477,178
Orange SA	116,604	1,972,728
Pernod Ricard SA	12,422	2,043,586
Peugeot SA	34,750	784,097
Publicis Groupe SA	12,090	909,280
Remy Cointreau SA	1,279	173,885
Renault SA	11,327	1,228,641
Rexel SA	17,438	306,265
Safran SA	19,568	2,159,135
Sanofi	66,655	5,262,418
Schneider Electric SE	33,277	2,884,086
SCOR SE	10,913	462,675
SEB SA	1,318	268,875
Societe BIC SA	1,595	167,339
Societe Generale SA	45,050	2,559,732
Sodexo SA (A)	5,279	648,227
Suez	21,986	301,959
Teleperformance	3,351	477,203
Thales SA	6,162	684,878
TOTAL SA	139,036	7,908,217
Ubisoft Entertainment SA (B)	3,616	297,367
Unibail-Rodamco SE	5,846	1,360,214
Valeo SA	14,010	906,000
Veolia Environnement SA	27,916	678,029
Vinci SA	29,553	2,918,078
Vivendi SA	60,637	1,559,221
Wendel SA	1,632	282,847
		91,969,182
Germany – 3.6%
1&1 Drillisch AG	2,670	205,263
adidas AG	9,654	2,138,984
Allianz SE	23,343	5,422,390
Axel Springer SE	2,406	216,648
BASF SE	47,171	4,927,947
Bayer AG	42,404	4,948,397
Bayerische Motoren Werke AG	17,022	1,788,420
Beiersdorf AG	5,054	553,031
Brenntag AG	7,811	486,917
Commerzbank AG (B)	54,580	843,291
Continental AG	5,626	1,537,284
Covestro AG (C)	8,319	938,472
Daimler AG	49,366	4,215,208
Deutsche Bank AG	106,131	1,691,772
Deutsche Boerse AG	9,870	1,312,435
Deutsche Lufthansa AG	12,159	405,991
Deutsche Post AG	49,866	2,274,955
Deutsche Telekom AG	170,859	2,745,146
Deutsche Wohnen SE	17,917	738,872
E.ON SE	112,690	1,142,622
Evonik Industries AG	8,309	305,939

The accompanying notes are an integral part of the financial statements.

25

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide	2,083	$212,554
Fresenius Medical Care AG & Company KGaA	11,036	1,164,359
Fresenius SE & Company KGaA	21,330	1,733,125
GEA Group AG	9,299	439,574
Hannover Rueck SE	3,467	471,579
HeidelbergCement AG	7,609	763,557
Henkel AG & Company KGaA	5,323	639,977
HOCHTIEF AG	962	161,592
HUGO BOSS AG	3,236	288,036
Infineon Technologies AG	58,232	1,575,924
Innogy SE (C)	7,054	281,336
K+S AG	9,869	274,831
KION Group AG	3,601	307,123
LANXESS AG	4,716	391,317
Linde AG	10,161	2,135,690
MAN SE	1,578	179,940
Merck KGaA	6,640	661,682
METRO AG	9,137	178,202
MTU Aero Engines AG	2,615	436,685
Muenchener Rueckversicherungs-Gesellschaft AG	8,221	1,838,304
OSRAM Licht AG	5,083	401,335
ProSiebenSat.1 Media SE	11,981	473,844
RWE AG	26,505	526,822
SAP SE	50,369	5,256,494
Siemens AG	39,248	5,143,105
Symrise AG	6,208	503,469
Telefonica Deutschland Holding AG	36,765	169,212
thyssenkrupp AG	22,339	604,844
TUI AG	46,963	992,627
Uniper SE	9,966	302,637
United Internet AG	6,135	415,880
Volkswagen AG	1,653	328,370
Vonovia SE	24,657	1,124,099
Wirecard AG	6,010	715,126
Zalando SE (B)	5,658	322,001
		70,255,236
Hong Kong – 3.4%
AIA Group, Ltd.	1,106,400	9,181,563
Alibaba Health Information Technology, Ltd. (A)(B)	311,100	152,371
Alibaba Pictures Group, Ltd. (A)(B)	1,155,600	157,469
ASM Pacific Technology, Ltd.	23,700	337,102
Beijing Enterprises Holdings, Ltd.	47,000	260,405
Beijing Enterprises Water Group, Ltd. (B)	512,500	331,835
BOC Hong Kong Holdings, Ltd.	338,000	1,698,615
Brilliance China Automotive Holdings, Ltd. (A)	281,500	747,996
China Everbright International, Ltd.	227,200	350,422
China Everbright, Ltd.	87,100	189,980
China Gas Holdings, Ltd.	162,800	504,311
China Jinmao Holdings Group, Ltd.	490,900	296,764
China Merchants Port Holdings Company, Ltd.	118,300	274,707
China Mobile, Ltd.	572,400	5,330,779
China Overseas Land & Investment, Ltd.	357,500	1,242,153
China Resources Beer Holdings Company, Ltd.	151,200	582,316
China Resources Gas Group, Ltd.	81,100	271,497
China Resources Land, Ltd.	259,700	917,465
China Resources Power Holdings Company, Ltd.	179,100	310,195
COMMON STOCKS (continued)
Hong Kong (continued)
China State Construction International Holdings, Ltd. (A)	185,500	$251,717
China Taiping Insurance Holdings Company, Ltd.	153,200	584,763
China Unicom Hong Kong, Ltd. (B)	569,300	732,534
CITIC, Ltd.	541,600	783,922
CK Asset Holdings, Ltd.	237,000	2,036,373
CK Hutchison Holdings, Ltd.	247,000	3,087,064
CK Infrastructure Holdings, Ltd.	59,500	498,221
CLP Holdings, Ltd.	149,000	1,507,045
COSCO SHIPPING Ports, Ltd.	151,700	147,109
Far East Horizon, Ltd.	182,800	183,646
First Pacific Company, Ltd.	192,000	119,150
Fullshare Holdings, Ltd. (B)	643,300	359,857
Galaxy Entertainment Group, Ltd.	215,000	1,865,250
GCL-Poly Energy Holdings, Ltd. (B)	1,215,300	190,405
Guangdong Investment, Ltd.	270,900	413,030
Haier Electronics Group Company, Ltd. (B)	117,700	400,941
Hang Lung Group, Ltd.	80,000	270,143
Hang Lung Properties, Ltd.	184,000	437,337
Hang Seng Bank, Ltd.	69,600	1,725,593
Henderson Land Development Company, Ltd.	111,100	717,793
HK Electric Investments & HK Electric Investments, Ltd. (A)(C)	220,000	206,288
HKT Trust & HKT, Ltd.	336,000	429,315
Hong Kong & China Gas Company, Ltd.	762,600	1,504,813
Hong Kong Exchanges & Clearing, Ltd.	107,000	3,832,959
Hongkong Land Holdings, Ltd.	107,600	738,809
Hysan Development Company, Ltd.	57,000	329,416
Jardine Matheson Holdings, Ltd.	19,800	1,289,976
Jardine Strategic Holdings, Ltd.	20,200	801,669
Kerry Properties, Ltd.	58,500	264,435
Kingboard Chemical Holdings, Ltd.	59,200	297,516
Kingston Financial Group, Ltd. (A)	389,000	234,187
Kunlun Energy Company, Ltd.	294,900	276,379
Lee & Man Paper Manufacturing, Ltd.	150,500	170,051
Li & Fung, Ltd.	530,000	266,144
Link REIT	201,500	1,712,950
Melco Resorts & Entertainment, Ltd., ADR	22,300	612,135
MTR Corp., Ltd.	135,500	715,138
New World Development Company, Ltd.	533,000	806,104
Nine Dragons Paper Holdings, Ltd.	153,900	273,840
NWS Holdings, Ltd.	138,000	259,216
PCCW, Ltd.	368,000	209,081
Power Assets Holdings, Ltd.	125,000	1,060,513
Shanghai Industrial Holdings, Ltd.	45,900	127,762
Shangri-La Asia, Ltd.	113,000	252,258
Shimao Property Holdings, Ltd.	111,400	274,521
Sino Biopharmaceutical, Ltd.	414,600	776,839
Sino Land Company, Ltd.	291,000	512,619
SJM Holdings, Ltd.	185,000	176,222
Sun Art Retail Group, Ltd.	223,200	294,700
Sun Hung Kai Properties, Ltd.	133,000	2,206,335
Swire Pacific, Ltd., Class A	44,500	447,328
Swire Properties, Ltd.	104,000	354,378
Techtronic Industries Company, Ltd.	125,500	787,386
The Bank of East Asia, Ltd.	111,200	488,313
The Wharf Holdings, Ltd.	114,000	423,545
WH Group, Ltd. (C)	813,500	1,001,911
Wharf Real Estate Investment Company, Ltd. (B)	112,000	761,369
Wheelock & Company, Ltd.	75,000	543,665

The accompanying notes are an integral part of the financial statements.

26

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Yue Yuen Industrial Holdings, Ltd.	66,500	$284,228
		65,454,151
Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	31,635	345,005
OTP Bank PLC	20,977	934,608
Richter Gedeon Nyrt	12,542	276,003
		1,555,616
Indonesia – 0.1%
Adaro Energy Tbk PT	297,100	50,511
AKR Corporindo Tbk PT	45,500	20,079
Astra International Tbk PT	487,600	285,199
Bank Central Asia Tbk PT	237,700	400,040
Bank Danamon Indonesia Tbk PT	63,500	30,394
Bank Mandiri Persero Tbk PT	436,100	262,333
Bank Negara Indonesia Persero Tbk PT	180,900	127,746
Bank Rakyat Indonesia Persero Tbk PT	1,349,400	371,524
Bank Tabungan Negara Persero Tbk PT	114,200	30,870
Bumi Serpong Damai Tbk PT	204,200	28,634
Charoen Pokphand Indonesia Tbk PT	210,700	52,548
Gudang Garam Tbk PT	11,200	64,974
Hanjaya Mandala Sampoerna Tbk PT	223,300	78,289
Indocement Tunggal Prakarsa Tbk PT	43,200	68,920
Indofood CBP Sukses Makmur Tbk PT	63,500	41,423
Indofood Sukses Makmur Tbk PT	92,600	50,931
Jasa Marga Persero Tbk PT	59,100	22,912
Kalbe Farma Tbk PT	435,700	50,624
Matahari Department Store Tbk PT	49,800	38,362
Pakuwon Jati Tbk PT	633,300	30,885
Perusahaan Gas Negara Persero Tbk PT	236,100	45,729
Semen Indonesia Persero Tbk PT	64,900	52,426
Surya Citra Media Tbk PT	162,100	33,394
Telekomunikasi Indonesia Persero Tbk PT	1,229,800	356,127
Tower Bersama Infrastructure Tbk PT	59,700	24,381
Unilever Indonesia Tbk PT	38,800	152,048
United Tractors Tbk PT	42,600	109,718
Waskita Karya Persero Tbk PT	133,900	28,296
XL Axiata Tbk PT (B)	96,400	20,641
		2,929,958
Ireland – 0.8%
AerCap Holdings NV (B)	5,700	282,777
AIB Group PLC	108,336	717,809
Bank of Ireland Group PLC (B)	122,053	1,140,242
CRH PLC	111,645	3,668,867
DCC PLC	9,404	855,869
James Hardie Industries PLC (A)	38,399	674,091
Kerry Group PLC, Class A	18,513	1,846,781
Paddy Power Betfair PLC	10,696	1,251,975
Ryanair Holdings PLC, ADR (B)	3,502	424,653
Shire PLC	96,909	4,130,211
		14,993,275
Israel – 0.1%
Azrieli Group, Ltd.	1,657	81,580
Bank Hapoalim BM	39,854	283,767
Bank Leumi Le-Israel BM	53,848	324,574
Bezeq The Israeli Telecommunication Corp., Ltd.	84,621	129,367
Check Point Software Technologies, Ltd. (B)	5,000	519,450
Elbit Systems, Ltd.	915	130,059
Frutarom Industries, Ltd.	1,449	132,621
Israel Chemicals, Ltd.	21,624	91,914
Mizrahi Tefahot Bank, Ltd.	5,077	93,585
Nice, Ltd. (B)	2,235	215,914
COMMON STOCKS (continued)
Israel (continued)
Teva Pharmaceutical Industries, Ltd.	18,934	$355,076
Teva Pharmaceutical Industries, Ltd., ADR (A)	15,600	292,032
		2,649,939
Italy – 2.0%
Assicurazioni Generali SpA	158,853	2,971,723
Atlantia SpA	56,938	1,749,056
Davide Campari-Milano SpA	72,302	517,493
Enel SpA	1,022,655	5,936,289
Eni SpA	319,054	5,297,865
Ferrari NV	15,431	1,912,239
Intesa Sanpaolo SpA	1,699,291	6,375,411
Intesa Sanpaolo SpA (Milan Stock Exchange)	114,221	453,259
Leonardo SpA	51,106	547,072
Luxottica Group SpA	21,145	1,268,122
Mediobanca Banca di Credito Finanziario SpA	71,799	856,760
Poste Italiane SpA (C)	68,954	592,030
Prysmian SpA	25,755	808,784
Recordati SpA	12,921	461,917
Snam SpA	279,911	1,253,042
Telecom Italia SpA (B)	1,428,489	1,282,056
Telecom Italia SpA	770,625	586,850
Terna Rete Elettrica Nazionale SpA	173,869	963,733
UniCredit SpA	251,905	5,312,610
UnipolSai Assicurazioni SpA	134,793	323,283
		39,469,594
Japan – 22.3%
ABC-Mart, Inc. (A)	3,800	240,882
Acom Company, Ltd. (A)(B)	48,500	218,465
Aeon Company, Ltd. (A)	71,300	1,201,230
AEON Financial Service Company, Ltd.	13,400	311,390
Aeon Mall Company, Ltd.	13,600	282,957
Air Water, Inc.	17,600	347,764
Aisin Seiki Company, Ltd.	20,700	1,204,678
Ajinomoto Company, Inc.	63,600	1,160,492
Alfresa Holdings Corp.	22,100	493,998
Alps Electric Company, Ltd. (A)	23,300	635,174
Amada Company, Ltd.	39,700	528,621
ANA Holdings, Inc.	13,600	544,667
Aozora Bank, Ltd.	13,800	563,110
Asahi Glass Company, Ltd.	23,500	970,560
Asahi Group Holdings, Ltd.	45,500	2,326,654
Asahi Kasei Corp.	148,800	1,906,870
Asics Corp. (A)	19,100	301,878
Astellas Pharma, Inc.	243,200	3,572,840
Bandai Namco Holdings, Inc.	23,500	758,869
Benesse Holdings, Inc.	8,300	297,105
Bridgestone Corp.	76,600	3,400,243
Brother Industries, Ltd.	27,900	693,858
Calbee, Inc. (A)	9,400	313,014
Canon, Inc.	125,500	4,782,657
Casio Computer Company, Ltd. (A)	23,000	338,097
Central Japan Railway Company	17,000	3,157,544
Chubu Electric Power Company, Inc. (A)	75,600	1,027,140
Chugai Pharmaceutical Company, Ltd.	26,400	1,360,662
Coca-Cola Bottlers Japan Holdings, Inc.	14,400	545,146
Concordia Financial Group, Ltd.	144,500	836,286
Credit Saison Company, Ltd.	18,700	320,992
CYBERDYNE, Inc. (A)(B)	10,800	160,671
Dai Nippon Printing Company, Ltd.	30,300	633,007
Daicel Corp.	33,100	377,121
Daifuku Company, Ltd.	11,700	763,293
Dai-ichi Life Holdings, Inc.	127,900	2,504,426
Daiichi Sankyo Company, Ltd.	66,800	2,365,627

The accompanying notes are an integral part of the financial statements.

27

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daikin Industries, Ltd.	29,300	$3,442,354
Daito Trust Construction Company, Ltd.	8,100	1,341,442
Daiwa House Industry Company, Ltd.	66,800	2,474,824
Daiwa House REIT Investment Corp. (A)	164	394,763
Daiwa Securities Group, Inc.	190,000	1,263,087
DeNA Company, Ltd.	12,700	231,224
Denso Corp.	56,000	3,268,599
Dentsu, Inc. (A)	25,500	1,171,143
Disco Corp.	3,400	792,483
Don Quijote Holdings Company, Ltd.	13,900	778,527
East Japan Railway Company	38,600	3,621,143
Eisai Company, Ltd.	31,400	1,662,046
Electric Power Development Company, Ltd.	17,200	436,128
FamilyMart UNY Holdings Company, Ltd. (A)	9,600	723,968
FANUC Corp.	22,800	5,761,386
Fast Retailing Company, Ltd. (A)	6,200	2,444,479
Fuji Electric Company, Ltd.	66,000	499,435
FUJIFILM Holdings Corp.	48,500	2,021,103
Fujitsu, Ltd.	232,000	1,384,483
Fukuoka Financial Group, Inc.	91,000	463,684
Hakuhodo DY Holdings, Inc.	27,400	395,563
Hamamatsu Photonics KK	16,600	660,114
Hankyu Hanshin Holdings, Inc.	28,200	1,050,686
Hikari Tsushin, Inc.	2,500	359,421
Hino Motors, Ltd.	30,800	404,190
Hirose Electric Company, Ltd.	3,700	549,898
Hisamitsu Pharmaceutical Company, Inc. (A)	7,200	516,613
Hitachi Chemical Company, Ltd.	12,500	277,626
Hitachi Construction Machinery Company, Ltd.	12,700	538,033
Hitachi High-Technologies Corp.	8,100	393,082
Hitachi Metals, Ltd.	25,400	323,241
Hitachi, Ltd.	569,000	4,302,838
Honda Motor Company, Ltd.	202,500	7,322,862
Hoshizaki Corp.	6,300	567,736
Hoya Corp.	45,900	2,413,201
Hulic Company, Ltd.	34,900	387,708
Idemitsu Kosan Company, Ltd.	15,800	600,028
IHI Corp.	18,300	619,662
Iida Group Holdings Company, Ltd.	17,600	331,030
Inpex Corp.	110,800	1,325,858
Isetan Mitsukoshi Holdings, Ltd.	39,300	461,090
Isuzu Motors, Ltd.	64,900	1,015,355
ITOCHU Corp.	176,300	3,388,937
J Front Retailing Company, Ltd. (A)	28,600	517,602
Japan Airlines Company, Ltd.	13,700	522,137
Japan Airport Terminal Company, Ltd.	5,700	214,807
Japan Exchange Group, Inc.	61,300	1,054,413
Japan Post Bank Company, Ltd.	47,500	647,706
Japan Post Holdings Company, Ltd.	189,300	2,281,039
Japan Prime Realty Investment Corp.	94	323,544
Japan Real Estate Investment Corp.	144	747,102
Japan Retail Fund Investment Corp. (A)	305	585,944
Japan Tobacco, Inc.	129,400	3,672,000
JFE Holdings, Inc.	61,600	1,416,122
JGC Corp. (A)	24,300	554,781
JSR Corp.	22,800	548,547
JTEKT Corp.	26,500	407,455
JXTG Holdings, Inc.	361,800	2,170,201
Kajima Corp.	106,000	1,009,219
Kakaku.com, Inc. (A)	16,300	275,649
Kamigumi Company, Ltd.	13,800	301,612
Kaneka Corp.	34,000	344,222
Kansai Paint Company, Ltd.	24,000	602,413
COMMON STOCKS (continued)
Japan (continued)
Kao Corp.	58,100	$4,241,003
Kawasaki Heavy Industries, Ltd.	17,800	645,004
KDDI Corp.	213,100	5,233,157
Keihan Holdings Company, Ltd.	11,000	343,572
Keikyu Corp.	27,500	490,798
Keio Corp.	13,400	585,124
Keisei Electric Railway Company, Ltd.	16,000	521,468
Keyence Corp.	11,400	6,903,846
Kikkoman Corp.	17,200	681,254
Kintetsu Group Holdings Company, Ltd.	21,000	805,717
Kirin Holdings Company, Ltd.	102,000	2,632,281
Kobe Steel, Ltd. (B)	36,400	399,654
Koito Manufacturing Company, Ltd.	13,200	910,793
Komatsu, Ltd.	108,700	3,941,476
Konami Holdings Corp.	10,900	574,038
Konica Minolta, Inc.	55,900	513,335
Kose Corp.	3,600	669,694
Kubota Corp.	124,200	2,247,490
Kuraray Company, Ltd.	41,800	726,448
Kurita Water Industries, Ltd.	11,400	348,448
Kyocera Corp.	37,800	2,229,412
Kyowa Hakko Kirin Company, Ltd.	30,500	639,361
Kyushu Electric Power Company, Inc.	50,300	562,735
Kyushu Financial Group, Inc.	41,600	230,928
Kyushu Railway Company	18,300	562,239
Lawson, Inc. (A)	5,700	372,115
Lion Corp. (A)	26,100	487,888
LIXIL Group Corp.	31,200	760,852
M3, Inc.	24,700	957,599
Mabuchi Motor Company, Ltd.	5,800	296,354
Makita Corp.	26,300	1,244,162
Marubeni Corp.	194,800	1,484,234
Marui Group Company, Ltd. (A)	23,300	446,314
Maruichi Steel Tube, Ltd.	6,600	206,840
Mazda Motor Corp.	66,800	925,612
McDonald’s Holdings Company Japan, Ltd. (A)	7,600	339,104
Mebuki Financial Group, Inc.	117,900	472,625
Medipal Holdings Corp.	20,200	410,867
MEIJI Holdings Company, Ltd.	14,200	1,036,103
MINEBEA MITSUMI, Inc.	45,300	1,024,598
MISUMI Group, Inc.	33,000	948,709
Mitsubishi Chemical Holdings Corp.	169,200	1,707,040
Mitsubishi Corp.	177,900	4,983,905
Mitsubishi Electric Corp.	227,600	3,839,043
Mitsubishi Estate Company, Ltd.	147,500	2,570,832
Mitsubishi Gas Chemical Company, Inc.	21,500	531,764
Mitsubishi Heavy Industries, Ltd.	37,800	1,538,279
Mitsubishi Materials Corp.	13,000	405,767
Mitsubishi Motors Corp.	78,300	614,674
Mitsubishi Tanabe Pharma Corp.	26,200	558,068
Mitsubishi UFJ Financial Group, Inc.	1,402,900	9,881,530
Mitsubishi UFJ Lease & Finance Company, Ltd.	53,100	336,041
Mitsui & Company, Ltd.	200,900	3,641,098
Mitsui Chemicals, Inc.	21,900	664,540
Mitsui Fudosan Company, Ltd.	105,100	2,514,321
Mitsui OSK Lines, Ltd.	13,600	423,769
Mixi, Inc.	5,300	213,783
Mizuho Financial Group, Inc.	2,838,700	5,241,824
MS&AD Insurance Group Holdings, Inc.	56,900	1,755,895
Murata Manufacturing Company, Ltd.	22,600	3,147,811
Nabtesco Corp.	13,200	566,727
Nagoya Railroad Company, Ltd.	21,100	538,115

The accompanying notes are an integral part of the financial statements.

28

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
NEC Corp.	30,600	$928,534
Nexon Company, Ltd. (B)	23,300	839,556
NGK Insulators, Ltd.	31,100	576,728
NGK Spark Plug Company, Ltd.	18,700	472,356
NH Foods, Ltd.	21,000	470,463
Nidec Corp.	28,100	4,487,299
Nikon Corp.	39,900	810,400
Nintendo Company, Ltd.	13,300	6,062,935
Nippon Building Fund, Inc.	156	847,470
Nippon Electric Glass Company, Ltd.	10,000	302,065
Nippon Express Company, Ltd.	9,400	628,502
Nippon Paint Holdings Company, Ltd. (A)	19,300	699,468
Nippon Prologis REIT, Inc.	208	471,333
Nippon Steel & Sumitomo Metal Corp.	89,400	2,113,624
Nippon Telegraph & Telephone Corp.	81,300	3,776,109
Nippon Yusen KK	19,000	410,494
Nissan Chemical Industries, Ltd.	14,200	560,739
Nissan Motor Company, Ltd.	273,000	2,861,244
Nisshin Seifun Group, Inc.	22,800	450,225
Nissin Foods Holdings Company, Ltd.	6,800	462,689
Nitori Holdings Company, Ltd.	9,400	1,577,462
Nitto Denko Corp.	19,500	1,600,966
NOK Corp.	11,500	245,108
Nomura Holdings, Inc.	427,600	2,602,961
Nomura Real Estate Holdings, Inc.	14,800	355,531
Nomura Real Estate Master Fund, Inc.	433	593,085
Nomura Research Institute, Ltd.	15,400	689,727
NSK, Ltd.	45,600	676,492
NTT Data Corp.	73,600	760,678
NTT DOCOMO, Inc.	160,200	4,098,288
Obayashi Corp.	76,300	861,028
Obic Company, Ltd.	7,600	630,681
Odakyu Electric Railway Company, Ltd.	34,200	694,447
Oji Holdings Corp.	101,000	658,195
Olympus Corp.	34,400	1,375,807
Omron Corp.	22,700	1,335,950
Ono Pharmaceutical Company, Ltd.	48,400	1,409,533
Oracle Corp. Japan	4,400	339,919
Oriental Land Company, Ltd.	25,600	2,487,561
ORIX Corp.	156,100	2,763,688
Osaka Gas Company, Ltd.	43,600	859,927
Otsuka Corp.	6,000	556,179
Otsuka Holdings Company, Ltd.	45,900	2,301,756
Panasonic Corp.	259,900	4,045,590
Park24 Company, Ltd.	12,800	307,675
Persol Holdings Company, Ltd.	20,800	532,510
Pola Orbis Holdings, Inc.	10,700	448,588
Rakuten, Inc.	109,800	998,363
Recruit Holdings Company, Ltd.	129,500	3,131,628
Renesas Electronics Corp. (B)	58,800	672,423
Resona Holdings, Inc.	260,300	1,474,629
Ricoh Company, Ltd.	83,200	893,093
Rinnai Corp.	3,900	348,630
Rohm Company, Ltd.	11,100	1,165,872
Ryohin Keikaku Company, Ltd.	2,800	958,791
Sankyo Company, Ltd.	5,100	182,837
Santen Pharmaceutical Company, Ltd.	42,800	681,357
SBI Holdings, Inc.	23,800	543,866
Secom Company, Ltd.	24,600	1,759,363
Sega Sammy Holdings, Inc.	20,300	294,492
Seibu Holdings, Inc.	26,100	443,637
Seiko Epson Corp.	32,800	625,936
Sekisui Chemical Company, Ltd.	47,200	884,309
Sekisui House, Ltd.	69,300	1,208,525
COMMON STOCKS (continued)
Japan (continued)
Seven & i Holdings Company, Ltd. (A)	88,600	$3,698,321
Seven Bank, Ltd.	70,800	243,017
Sharp Corp. (A)(B)	17,600	611,373
Shimadzu Corp.	29,600	758,219
Shimamura Company, Ltd.	2,600	309,130
Shimano, Inc.	8,700	1,255,585
Shimizu Corp.	64,700	600,177
Shin-Etsu Chemical Company, Ltd.	45,800	4,811,994
Shinsei Bank, Ltd.	19,600	307,795
Shionogi & Company, Ltd. (A)	34,900	1,816,660
Shiseido Company, Ltd.	44,700	2,680,713
Showa Shell Sekiyu KK	21,700	278,617
SMC Corp.	6,800	2,834,084
SoftBank Group Corp.	97,100	8,000,736
Sohgo Security Services Company, Ltd.	8,400	394,968
Sompo Holdings, Inc.	42,300	1,617,802
Sony Corp.	148,800	7,498,056
Sony Financial Holdings, Inc.	21,600	398,183
Stanley Electric Company, Ltd.	16,400	639,337
Start Today Company, Ltd.	21,900	565,679
Subaru Corp.	72,500	2,542,702
SUMCO Corp.	27,500	727,486
Sumitomo Chemical Company, Ltd.	186,000	1,146,815
Sumitomo Corp.	140,000	2,455,874
Sumitomo Dainippon Pharma Company, Ltd. (A)	18,900	287,558
Sumitomo Electric Industries, Ltd.	88,800	1,400,748
Sumitomo Heavy Industries, Ltd.	13,700	533,698
Sumitomo Metal Mining Company, Ltd.	29,000	1,346,705
Sumitomo Mitsui Financial Group, Inc.	158,200	6,837,666
Sumitomo Mitsui Trust Holdings, Inc.	39,100	1,570,181
Sumitomo Realty & Development Company, Ltd.	42,000	1,521,142
Sumitomo Rubber Industries, Ltd.	20,000	381,218
Sundrug Company, Ltd.	8,600	396,545
Suntory Beverage & Food, Ltd.	16,100	747,048
Suruga Bank, Ltd. (A)	20,500	334,814
Suzuken Company, Ltd.	8,400	341,990
Suzuki Motor Corp.	40,400	2,304,654
Sysmex Corp.	18,400	1,520,902
T&D Holdings, Inc.	62,800	1,029,784
Taiheiyo Cement Corp.	14,200	526,247
Taisei Corp.	24,200	1,226,524
Taisho Pharmaceutical Holdings Company, Ltd.	3,600	326,659
Taiyo Nippon Sanso Corp.	16,000	232,551
Takashimaya Company, Ltd. (A)	35,000	354,903
Takeda Pharmaceutical Company, Ltd.	83,700	4,745,850
TDK Corp.	15,300	1,384,544
Teijin, Ltd.	22,200	435,989
Terumo Corp.	37,900	2,032,560
The Bank of Kyoto, Ltd.	7,100	392,154
The Chiba Bank, Ltd.	82,000	673,047
The Chugoku Electric Power Company, Inc. (A)	32,100	374,584
The Hachijuni Bank, Ltd.	48,200	289,093
The Kansai Electric Power Company, Inc.	82,600	1,003,282
The Shizuoka Bank, Ltd. (A)	61,000	613,367
The Yokohama Rubber Company, Ltd.	14,000	343,827
THK Company, Ltd.	14,200	612,862
Tobu Railway Company, Ltd.	22,400	689,745
Toho Company, Ltd. (A)	13,300	430,219
Toho Gas Company, Ltd.	8,700	254,163
Tohoku Electric Power Company, Inc.	53,000	692,626

The accompanying notes are an integral part of the financial statements.

29

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokio Marine Holdings, Inc.	80,500	$3,687,835
Tokyo Electric Power Company Holdings, Inc. (B)	170,300	651,501
Tokyo Electron, Ltd.	18,500	3,614,953
Tokyo Gas Company, Ltd.	45,700	1,141,863
Tokyo Tatemono Company, Ltd.	24,300	375,370
Tokyu Corp.	62,400	994,888
Tokyu Fudosan Holdings Corp.	60,300	443,643
Toppan Printing Company, Ltd.	61,000	521,112
Toray Industries, Inc.	172,600	1,743,312
Toshiba Corp. (B)	768,000	2,278,241
Tosoh Corp.	34,700	717,350
TOTO, Ltd.	16,600	872,443
Toyo Seikan Group Holdings, Ltd.	19,200	284,275
Toyo Suisan Kaisha, Ltd.	10,100	393,753
Toyoda Gosei Company, Ltd.	7,900	191,272
Toyota Industries Corp.	19,200	1,203,377
Toyota Motor Corp.	307,000	20,686,618
Toyota Tsusho Corp.	25,100	929,333
Trend Micro, Inc.	14,000	789,636
Tsuruha Holdings, Inc.	4,300	622,599
Unicharm Corp.	47,500	1,326,060
United Urban Investment Corp.	348	549,194
USS Company, Ltd.	25,700	527,509
West Japan Railway Company	19,300	1,338,139
Yahoo Japan Corp. (A)	166,300	767,517
Yakult Honsha Company, Ltd. (A)	10,400	744,232
Yamada Denki Company, Ltd. (A)	73,000	460,727
Yamaguchi Financial Group, Inc.	23,000	277,628
Yamaha Corp.	19,700	870,324
Yamaha Motor Company, Ltd.	33,000	1,043,575
Yamato Holdings Company, Ltd. (A)	41,100	1,023,170
Yamazaki Baking Company, Ltd.	15,200	295,801
Yaskawa Electric Corp. (A)	29,800	1,370,698
Yokogawa Electric Corp.	26,900	542,272
		433,725,961
Jersey, Channel Islands – 0.0%
Randgold Resources, Ltd.	9,894	797,545
Luxembourg – 0.2%
ArcelorMittal (B)	39,103	1,327,738
Eurofins Scientific SE	639	360,156
Millicom International Cellular SA	5,690	378,491
RTL Group SA	1,882	164,812
SES SA	20,907	333,361
Tenaris SA (A)	58,848	1,015,588
		3,580,146
Macau – 0.1%
MGM China Holdings, Ltd.	89,200	261,346
Sands China, Ltd.	221,600	1,236,169
Wynn Macau, Ltd.	142,000	494,868
		1,992,383
Malaysia – 0.5%
AirAsia BHD	119,400	133,294
Alliance Financial Group BHD	73,900	77,394
AMMB Holdings BHD	118,900	125,223
Astro Malaysia Holdings BHD	97,800	60,208
Axiata Group BHD	196,600	269,439
British American Tobacco Malaysia BHD	11,500	83,387
CIMB Group Holdings BHD	332,700	608,555
Dialog Group BHD	215,400	145,114
DiGi.Com BHD	224,400	276,867
Felda Global Ventures Holdings BHD	96,600	47,653
COMMON STOCKS (continued)
Malaysia (continued)
Gamuda BHD	121,800	$154,059
Genting BHD	170,100	382,963
Genting Malaysia BHD	220,700	296,059
Genting Plantations BHD	19,100	49,168
HAP Seng Consolidated BHD	39,300	95,464
Hartalega Holdings BHD	48,000	142,662
Hong Leong Bank BHD	47,000	239,437
Hong Leong Financial Group BHD	17,000	82,589
IHH Healthcare BHD	150,400	226,341
IJM Corp. BHD	204,400	141,693
IOI Corp. BHD	159,800	190,847
IOI Properties Group BHD	116,100	54,755
Kuala Lumpur Kepong BHD	34,600	220,955
Malayan Banking BHD	306,700	817,801
Malaysia Airports Holdings BHD	58,900	130,601
Maxis BHD	139,900	210,780
MISC BHD	96,700	168,738
Nestle Malaysia BHD	4,200	137,307
Petronas Chemicals Group BHD	179,000	368,731
Petronas Dagangan BHD	17,800	116,582
Petronas Gas BHD	51,900	233,802
PPB Group BHD	34,400	154,923
Press Metal Aluminium Holdings BHD	98,600	145,455
Public Bank BHD	211,000	1,236,540
RHB Bank BHD	63,700	87,352
Sapura Energy BHD	270,500	45,473
Sime Darby BHD	186,600	131,071
Sime Darby Plantation BHD (B)	178,600	243,939
Sime Darby Property BHD (B)	174,500	62,815
SP Setia BHD Group	105,000	90,713
Telekom Malaysia BHD	83,400	125,566
Tenaga Nasional BHD	248,800	994,958
UMW Holdings BHD (B)	37,500	61,728
Westports Holdings BHD	71,300	66,849
YTL Corp. BHD	300,178	109,209
YTL Power International BHD	165,086	47,582
		9,892,641
Malta – 0.0%
Brait SE (B)	38,799	147,526
Mexico – 0.6%
Alfa SAB de CV, Class A	234,600	278,399
America Movil SAB de CV, Series L	2,598,000	2,388,424
Arca Continental SAB de CV	33,700	234,158
Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand,
B Shares (A)	137,640	194,223
Cemex SAB de CV (B)	1,130,648	746,142
Coca-Cola Femsa SAB de CV, Series L	38,600	260,014
El Puerto de Liverpool SAB de CV, Series C1	14,200	97,061
Fibra Uno Administracion SA de CV (A)	234,800	331,075
Fomento Economico Mexicano SAB de CV (A)	150,500	1,390,380
Fresnillo PLC	22,383	373,969
Gentera SAB de CV (A)	74,300	60,739
Gruma SAB de CV, Class B (A)	17,560	203,279
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	27,200	262,612
Grupo Aeroportuario del Sureste SAB de CV, B Shares (A)	16,030	283,998
Grupo Bimbo SAB de CV, Series A (A)	127,400	297,639
Grupo Carso SAB de CV, Series A1	39,400	138,094
Grupo Financiero Banorte SAB de CV, Series O (A)	193,100	1,157,638

The accompanying notes are an integral part of the financial statements.

30

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Financiero Inbursa SAB de CV, Series O	175,100	$280,522
Grupo Lala SAB de CV (A)	46,700	68,251
Grupo Mexico SAB de CV, Series B	294,300	996,682
Grupo Televisa SAB (A)	189,700	647,071
Industrias Penoles SAB de CV	10,970	238,829
Infraestructura Energetica Nova SAB de CV	39,600	186,964
Kimberly-Clark de Mexico SAB de CV, Class A (A)	113,000	205,371
Mexichem SAB de CV	81,335	227,299
Promotora y Operadora de Infraestructura SAB de CV	17,125	175,014
Wal-Mart de Mexico SAB de CV	405,000	947,904
		12,671,751
Netherlands – 2.4%
ABN AMRO Group NV (C)	17,183	534,627
Aegon NV	76,794	533,148
Akzo Nobel NV	10,569	1,029,617
Altice NV, Class A (B)	22,306	212,780
ASML Holding NV	16,219	3,163,097
Boskalis Westminster	3,568	134,285
EXOR NV	13,621	988,394
Heineken Holding NV	4,801	477,563
Heineken NV	10,857	1,127,401
ING Groep NV	162,305	2,848,133
Koninklijke Ahold Delhaize NV	53,554	1,202,399
Koninklijke DSM NV	7,627	787,712
Koninklijke KPN NV	141,076	441,469
Koninklijke Philips NV	39,456	1,503,708
Koninklijke Vopak NV (A)	2,716	127,767
NN Group NV	13,927	620,880
NXP Semiconductors NV (B)	14,400	1,795,088
QIAGEN NV (B)	11,054	369,979
Randstad Holding NV	5,057	360,345
Royal Dutch Shell PLC, A Shares	480,801	15,184,341
Royal Dutch Shell PLC, B Shares	399,114	12,659,665
Wolters Kluwer NV	12,407	628,465
		46,730,863
New Zealand – 0.1%
Auckland International Airport, Ltd.	74,092	343,871
Fisher & Paykel Healthcare Corp., Ltd.	43,989	436,227
Fletcher Building, Ltd.	53,424	250,557
Mercury NZ, Ltd.	50,302	114,855
Meridian Energy, Ltd.	102,497	207,086
Ryman Healthcare, Ltd.	29,904	229,817
Spark New Zealand, Ltd.	139,527	337,110
		1,919,523
Norway – 0.4%
DNB ASA	84,484	1,657,182
Gjensidige Forsikring ASA	18,976	346,250
Marine Harvest ASA (A)	36,047	694,359
Norsk Hydro ASA	116,142	780,359
Orkla ASA	70,290	770,675
Schibsted ASA, B Shares	8,149	197,965
Statoil ASA	99,228	2,258,580
Telenor ASA (A)	65,189	1,462,937
Yara International ASA	15,444	682,427
		8,850,734
Peru – 0.1%
Cia de Minas Buenaventura SAA, ADR	11,500	178,825
Credicorp, Ltd.	4,353	942,207
COMMON STOCKS (continued)
Peru (continued)
Southern Copper Corp. (A)	5,200	$274,196
		1,395,228
Philippines – 0.1%
Aboitiz Equity Ventures, Inc.	51,350	75,905
Aboitiz Power Corp.	34,000	25,108
Alliance Global Group, Inc. (B)	115,900	33,007
Ayala Corp.	5,910	119,404
Ayala Land, Inc.	181,500	142,822
Bank of the Philippine Islands	14,660	33,704
BDO Unibank, Inc.	44,990	134,076
DMCI Holdings, Inc.	112,000	29,988
Globe Telecom, Inc.	975	32,198
GT Capital Holdings, Inc.	2,280	59,114
International Container Terminal Services, Inc.	14,670	30,924
JG Summit Holdings, Inc.	79,660	109,947
Jollibee Foods Corp.	11,430	65,422
Manila Electric Company	5,000	32,306
Megaworld Corp.	349,600	32,509
Metro Pacific Investments Corp.	346,800	37,474
Metropolitan Bank & Trust Company	16,160	30,257
PLDT, Inc.	2,335	68,020
Robinsons Land Corp.	45,900	17,026
Security Bank Corp.	5,230	24,700
SM Investments Corp.	5,810	104,288
SM Prime Holdings, Inc.	213,600	144,354
Universal Robina Corp.	23,720	68,049
		1,450,602
Poland – 0.1%
Alior Bank SA (B)	3,096	74,847
Bank Handlowy w Warszawie SA	1,088	26,679
Bank Millennium SA (B)	18,441	44,923
Bank Pekao SA	5,637	216,563
Bank Zachodni WBK SA	1,307	142,183
CCC SA	1,022	74,678
CD Projekt SA	2,310	71,624
Cyfrowy Polsat SA	9,367	63,602
Dino Polska SA (B)(C)	2,000	49,450
Grupa Azoty SA	1,894	32,095
Grupa Lotos SA	3,850	62,895
Jastrzebska Spolka Weglowa SA (B)	2,232	59,786
KGHM Polska Miedz SA	5,411	164,210
LPP SA	49	127,922
mBank SA (B)	478	63,432
Orange Polska SA (B)	25,924	42,980
PGE Polska Grupa Energetyczna SA (B)	31,099	91,820
PLAY Communications SA (B)(C)	4,500	44,201
Polski Koncern Naftowy ORLEN SA	11,139	311,444
Polskie Gornictwo Naftowe i Gazownictwo SA	62,194	109,590
Powszechna Kasa Oszczednosci Bank Polski SA (B)	35,529	443,269
Powszechny Zaklad Ubezpieczen SA	23,874	296,201
Tauron Polska Energia SA (B)	46,627	34,537
		2,648,931
Portugal – 0.1%
EDP - Energias de Portugal SA (A)	229,857	768,352
Galp Energia SGPS SA	46,311	834,116
Jeronimo Martins SGPS SA	23,955	496,902
		2,099,370
Romania – 0.0%
NEPI Rockcastle PLC	39,776	400,413

The accompanying notes are an integral part of the financial statements.

31

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore – 1.5%
Ascendas Real Estate Investment Trust	356,500	$709,964
CapitaLand Commercial Trust	359,700	467,123
CapitaLand Mall Trust	352,400	536,346
CapitaLand, Ltd.	369,900	1,005,857
City Developments, Ltd.	59,400	567,948
ComfortDelGro Corp., Ltd.	313,200	477,563
DBS Group Holdings, Ltd.	257,700	5,538,178
Genting Singapore PLC	869,400	755,329
Golden Agri-Resources, Ltd.	1,020,900	276,377
Hutchison Port Holdings Trust	739,600	268,182
Jardine Cycle & Carriage, Ltd.	14,200	395,720
Keppel Corp., Ltd.	209,500	1,254,465
Oversea-Chinese Banking Corp., Ltd.	452,500	4,428,009
SATS, Ltd.	95,000	371,558
Sembcorp Industries, Ltd.	143,100	342,245
Singapore Airlines, Ltd.	77,500	645,762
Singapore Exchange, Ltd.	115,300	653,334
Singapore Press Holdings, Ltd.	228,900	447,205
Singapore Technologies Engineering, Ltd.	225,800	578,574
Singapore Telecommunications, Ltd.	1,172,760	2,976,795
StarHub, Ltd.	81,800	153,687
Suntec Real Estate Investment Trust	358,400	532,220
United Overseas Bank, Ltd.	191,700	4,015,526
UOL Group, Ltd.	70,600	450,415
Wilmar International, Ltd.	234,100	567,053
		28,415,435
South Africa – 2.3%
Anglo American Platinum, Ltd. (B)	5,672	175,487
AngloGold Ashanti, Ltd.	43,641	395,986
Aspen Pharmacare Holdings, Ltd.	42,100	958,247
Barclays Africa Group, Ltd.	73,261	1,218,832
Bid Corp., Ltd.	36,236	827,000
Capitec Bank Holdings, Ltd.	4,276	300,049
Coronation Fund Managers, Ltd.	24,159	163,541
Discovery, Ltd.	39,770	601,245
Exxaro Resources, Ltd.	25,099	278,822
FirstRand, Ltd.	365,025	2,266,053
Fortress REIT, Ltd., Class A	108,401	145,528
Fortress REIT, Ltd., Class B	88,322	119,015
Gold Fields, Ltd.	86,528	338,911
Growthpoint Properties, Ltd.	230,883	576,666
Hyprop Investments, Ltd.	27,315	249,775
Imperial Holdings, Ltd.	16,243	340,369
Investec PLC	70,040	607,544
Investec, Ltd.	29,599	258,639
Kumba Iron Ore, Ltd.	7,084	208,289
Liberty Holdings, Ltd.	15,361	174,805
Life Healthcare Group Holdings, Ltd.	145,271	331,783
Mediclinic International PLC	38,874	315,506
MMI Holdings, Ltd.	112,932	206,844
Mondi PLC	38,997	1,014,452
Mondi, Ltd.	12,462	324,502
Mr. Price Group, Ltd.	26,237	625,458
MTN Group, Ltd.	183,257	1,985,442
Naspers, Ltd., N Shares	47,443	12,878,492
Nedbank Group, Ltd.	24,122	585,273
Netcare, Ltd.	111,683	240,242
Pick n Pay Stores, Ltd.	39,622	242,099
Pioneer Foods Group, Ltd.	13,494	149,714
PSG Group, Ltd.	16,211	298,392
Rand Merchant Investment Holdings, Ltd.	77,201	291,947
Redefine Properties, Ltd.	544,651	525,135
Remgro, Ltd.	57,253	1,165,209
COMMON STOCKS (continued)
South Africa (continued)
Resilient REIT, Ltd.	30,256	$169,682
RMB Holdings, Ltd.	76,569	561,902
Sanlam, Ltd.	154,984	1,181,890
Sappi, Ltd.	60,269	387,911
Sasol, Ltd.	60,042	2,089,854
Shoprite Holdings, Ltd.	48,661	1,066,016
Sibanye Gold, Ltd.	186,194	176,065
Standard Bank Group, Ltd.	140,096	2,569,136
Steinhoff International Holdings NV	328,306	160,461
Telkom SA SOC, Ltd.	27,190	118,424
The Bidvest Group, Ltd.	36,179	685,110
The Foschini Group, Ltd.	24,329	438,147
The SPAR Group, Ltd.	20,652	383,028
Tiger Brands, Ltd.	17,611	635,493
Truworths International, Ltd.	47,833	407,087
Vodacom Group, Ltd.	64,851	890,566
Woolworths Holdings, Ltd.	106,866	588,962
		43,895,027
South Korea – 3.2%
Amorepacific Corp.	2,650	687,811
AMOREPACIFIC Group	2,381	276,258
BGF Company, Ltd.	46	533
BGF retail Company, Ltd.	725	116,493
BNK Financial Group, Inc.	21,649	223,225
Celltrion Healthcare Company, Ltd. (A)(B)	2,876	312,229
Celltrion, Inc. (A)(B)	6,658	2,153,277
Cheil Worldwide, Inc.	5,775	99,313
CJ CheilJedang Corp.	653	203,418
CJ Corp.	1,236	189,831
CJ E&M Corp.	1,608	127,729
CJ Logistics Corp. (B)	631	77,196
Coway Company, Ltd.	4,309	342,969
Daelim Industrial Company, Ltd.	2,367	162,049
Daewoo Engineering & Construction Company, Ltd. (B)	11,315	54,720
DB Insurance Company, Ltd.	4,341	277,450
DGB Financial Group, Inc.	14,071	160,613
Dongsuh Companies, Inc.	2,693	69,198
Doosan Bobcat, Inc.	3,035	94,837
Doosan Heavy Industries & Construction Company, Ltd. (B)	5,087	70,136
E-MART, Inc.	1,728	485,769
GS Engineering & Construction Corp.	4,178	112,295
GS Holdings Corp.	4,201	255,501
GS Retail Company, Ltd.	2,143	71,264
Hana Financial Group, Inc.	24,339	1,102,704
Hankook Tire Company, Ltd.	6,062	331,067
Hanmi Pharm Company, Ltd.	525	223,717
Hanmi Science Company, Ltd.	1,053	81,564
Hanon Systems	15,455	178,536
Hanssem Company, Ltd.	884	122,240
Hanwha Life Insurance Company, Ltd.	19,678	121,666
Hanwha Techwin Company, Ltd. (B)	3,100	83,307
Hotel Shilla Company, Ltd.	2,586	194,924
Hyosung Corp.	1,771	203,313
Hyundai Department Store Company, Ltd.	1,174	98,864
Hyundai Development Co-Engineering & Construction	5,003	174,273
Hyundai Engineering & Construction Company, Ltd. (B)	6,476	230,324
Hyundai Glovis Company, Ltd.	1,557	205,380
Hyundai Heavy Industries Company, Ltd. (B)	3,064	368,506

The accompanying notes are an integral part of the financial statements.

32

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Marine & Fire Insurance Company, Ltd.	5,580	$212,463
Hyundai Mobis Company, Ltd.	5,599	1,178,230
Hyundai Motor Company	12,565	1,870,449
Hyundai Robotics Company, Ltd. (B)	817	332,828
Hyundai Steel Company	6,620	325,978
Hyundai Wia Corp.	1,205	64,832
Industrial Bank of Korea	20,797	329,024
ING Life Insurance Korea, Ltd. (C)	2,962	144,197
Kakao Corp. (A)	3,758	441,646
Kangwon Land, Inc. (B)	9,821	261,872
KB Financial Group, Inc.	32,614	1,924,434
KCC Corp.	491	164,127
KEPCO Plant Service & Engineering Company, Ltd. (B)	2,149	80,195
Kia Motors Corp.	21,654	687,533
Korea Aerospace Industries, Ltd. (B)	5,666	262,561
Korea Electric Power Corp.	21,262	649,271
Korea Gas Corp. (B)	2,336	98,988
Korea Investment Holdings Company, Ltd. (B)	3,277	236,446
Korea Zinc Company, Ltd. (B)	697	328,926
Korean Air Lines Company, Ltd.	3,994	119,969
KT&G Corp.	9,604	885,671
Kumho Petrochemical Company, Ltd.	1,530	127,173
LG Chem, Ltd.	3,762	1,328,464
LG Corp.	7,860	626,434
LG Display Company, Ltd.	19,167	527,381
LG Electronics, Inc.	8,761	805,692
LG Household & Health Care, Ltd.	769	777,362
LG Innotek Company, Ltd.	1,200	145,374
Lotte Chemical Corp.	1,280	538,461
Lotte Corp. (B)	2,471	143,346
Lotte Shopping Company, Ltd.	942	179,829
Medy-Tox, Inc.	348	193,070
Mirae Asset Daewoo Company, Ltd.	30,596	260,610
NAVER Corp.	2,297	1,701,091
NCSoft Corp.	1,444	499,000
Netmarble Games Corp. (C)	1,412	189,811
NH Investment & Securities Company, Ltd. (B)	11,831	155,121
OCI Company, Ltd.	1,403	211,653
Orion Corp.	1,791	178,888
Ottogi Corp.	115	75,266
Pan Ocean Company, Ltd. (B)	17,884	97,303
POSCO	6,085	2,013,388
Posco Daewoo Corp.	3,312	61,617
S-1 Corp.	1,399	124,356
Samsung Biologics Company, Ltd. (A)(B)(C)	1,364	564,926
Samsung C&T Corp.	6,261	740,966
Samsung Card Company, Ltd.	2,327	78,143
Samsung Electro-Mechanics Company, Ltd.	4,640	395,724
Samsung Electronics Company, Ltd.	7,965	17,308,495
Samsung Fire & Marine Insurance Company, Ltd.	2,602	694,676
Samsung Heavy Industries Company, Ltd. (B)	21,249	166,880
Samsung Life Insurance Company, Ltd.	5,918	664,990
Samsung SDI Company, Ltd.	4,532	716,410
Samsung SDS Company, Ltd.	2,880	629,524
Samsung Securities Company, Ltd.	5,621	204,645
Shinhan Financial Group Company, Ltd.	35,015	1,521,807
Shinsegae, Inc.	614	193,982
SillaJen, Inc. (B)	4,364	412,656
SK Holdings Company, Ltd.	2,610	685,165
SK Hynix, Inc.	47,727	3,365,869
COMMON STOCKS (continued)
South Korea (continued)
SK Innovation Company, Ltd.	5,317	$1,000,955
SK Networks Company, Ltd.	12,882	71,257
SK Telecom Company, Ltd.	1,677	370,153
S-Oil Corp.	3,718	420,238
Woori Bank	30,592	466,885
Yuhan Corp.	713	136,774
		62,715,949
Spain – 0.9%
Abertis Infraestructuras SA	24,700	589,422
ACS Actividades de Construccion y Servicios SA	8,721	298,946
Aena SME SA (C)	2,388	484,987
Amadeus IT Group SA	15,466	1,135,452
Banco Bilbao Vizcaya Argentaria SA	238,624	1,985,274
Banco de Sabadell SA	193,973	405,221
Banco Santander SA	577,930	3,961,473
Bankia SA	38,497	183,065
Bankinter SA	23,463	257,878
CaixaBank SA	129,504	628,776
Enagas SA	6,754	175,668
Endesa SA	11,243	236,020
Ferrovial SA	17,133	369,724
Gas Natural SDG SA	12,550	287,132
Grifols SA	10,766	294,356
Iberdrola SA	207,986	1,530,640
Industria de Diseno Textil SA	38,926	1,178,533
Mapfre SA	47,313	158,758
Red Electrica Corp. SA	14,716	286,327
Repsol SA	43,938	780,668
Siemens Gamesa Renewable Energy SA	9,107	144,113
Telefonica SA	162,861	1,580,720
		16,953,153
Sweden – 1.8%
Alfa Laval AB	25,390	609,900
Assa Abloy AB, B Shares	87,365	1,951,190
Atlas Copco AB, A Shares	58,269	2,478,601
Atlas Copco AB, B Shares	34,334	1,298,038
Boliden AB	23,657	836,461
Electrolux AB, Series B	20,899	686,114
Essity AB, Class B (B)	52,691	1,442,141
Getinge AB, B Shares	20,531	258,478
Hennes & Mauritz AB, B Shares (A)	82,956	1,368,788
Hexagon AB, B Shares	22,514	1,316,227
Husqvarna AB, B Shares	35,544	379,318
ICA Gruppen AB (A)	7,112	253,722
Industrivarden AB, C Shares	14,314	341,465
Investor AB, B Shares	39,936	1,793,853
Kinnevik AB, B Shares	20,505	748,366
L E Lundbergforetagen AB, B Shares	3,403	253,910
Lundin Petroleum AB (B)	15,454	360,851
Nordea Bank AB	264,738	3,004,179
Sandvik AB	98,234	1,818,556
Securitas AB, B Shares	26,813	460,677
Skandinaviska Enskilda Banken AB, Series A	131,941	1,548,519
Skanska AB, B Shares	29,491	586,491
SKF AB, B Shares	32,843	686,449
Svenska Handelsbanken AB, A Shares	132,625	1,814,562
Swedbank AB, A Shares	78,794	1,977,752
Swedish Match AB	15,622	663,580
Tele2 AB, B Shares	30,931	365,838
Telefonaktiebolaget LM Ericsson, B Shares	267,386	1,788,712
Telia Company AB	245,292	1,158,630

The accompanying notes are an integral part of the financial statements.

33

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Volvo AB, B Shares	135,802	$2,553,339
		34,804,707
Switzerland – 4.9%
ABB, Ltd.	131,949	3,193,002
Adecco Group AG	11,659	936,583
Baloise Holding AG	3,816	600,338
Barry Callebaut AG	155	305,870
Chocoladefabriken Lindt & Spruengli AG	73	436,747
Chocoladefabriken Lindt & Spruengli AG (Swiss Stock Exchange)	7	504,586
Cie Financiere Richemont SA	37,389	3,278,662
Clariant AG (B)	16,440	410,260
Coca-Cola HBC AG (B)	19,340	632,270
Credit Suisse Group AG (B)	174,350	3,208,421
Dufry AG (B)	2,464	353,474
EMS-Chemie Holding AG	554	353,144
Ferguson PLC	26,999	1,902,755
Geberit AG	2,618	1,181,918
Givaudan SA	657	1,493,934
Glencore PLC (B)	1,305,007	6,862,627
Julius Baer Group, Ltd. (B)	15,983	1,038,144
Kuehne + Nagel International AG	3,794	619,043
LafargeHolcim, Ltd. (B)	32,757	1,909,421
Lonza Group AG (B)	5,334	1,351,420
Nestle SA	223,083	17,724,182
Novartis AG	159,516	13,307,118
Pargesa Holding SA	2,712	239,414
Partners Group Holding AG	1,222	885,683
Roche Holding AG	50,398	11,640,930
Schindler Holding AG	1,432	323,258
Schindler Holding AG, Participation Certificates	2,873	671,285
SGS SA	377	956,800
Sika AG	153	1,254,653
Sonova Holding AG	3,727	582,552
STMicroelectronics NV	37,378	850,064
Straumann Holding AG	734	494,448
Swiss Life Holding AG (B)	2,479	895,225
Swiss Prime Site AG (B)	4,822	449,808
Swiss Re AG	23,124	2,352,743
Swisscom AG	1,827	986,509
The Swatch Group AG	4,032	322,193
The Swatch Group AG, BR Shares	2,209	931,069
UBS Group AG (B)	262,534	4,974,988
Vifor Pharma AG	3,481	488,908
Zurich Insurance Group AG	11,038	3,629,243
		94,533,692
Taiwan – 2.8%
Acer, Inc. (B)	250,000	206,739
Advanced Semiconductor Engineering, Inc.	582,000	783,147
Advantech Company, Ltd.	28,699	211,040
Airtac International Group	11,000	198,446
Asia Cement Corp.	199,000	190,899
Asia Pacific Telecom Company, Ltd. (B)	152,000	48,974
Asustek Computer, Inc.	61,000	576,233
AU Optronics Corp.	735,000	323,623
Catcher Technology Company, Ltd.	56,000	664,451
Cathay Financial Holding Company, Ltd.	721,000	1,319,565
Chailease Holding Company, Ltd.	103,000	340,906
Chang Hwa Commercial Bank, Ltd.	403,350	230,471
Cheng Shin Rubber Industry Company, Ltd.	159,000	272,506
Chicony Electronics Company, Ltd.	45,220	110,504
China Airlines, Ltd. (B)	216,000	84,234
COMMON STOCKS (continued)
Taiwan (continued)
China Development Financial Holding Corp.	1,132,000	$402,241
China Life Insurance Company, Ltd.	240,500	239,222
China Steel Corp.	1,061,000	871,578
Chunghwa Telecom Company, Ltd.	325,000	1,216,691
Compal Electronics, Inc.	357,000	242,405
CTBC Financial Holding Company, Ltd.	1,488,000	1,075,533
Delta Electronics, Inc.	166,000	774,945
E.Sun Financial Holding Company, Ltd.	759,933	500,560
Eclat Textile Company, Ltd.	15,340	160,847
Eva Airways Corp.	160,750	82,046
Evergreen Marine Corp. Taiwan, Ltd. (B)	168,000	87,562
Far Eastern New Century Corp.	268,000	235,007
Far EasTone Telecommunications Company, Ltd.	130,000	329,169
Feng TAY Enterprise Company, Ltd.	28,000	131,982
First Financial Holding Company, Ltd.	785,880	533,901
Formosa Chemicals & Fibre Corp.	253,000	926,973
Formosa Petrochemical Corp.	111,000	437,519
Formosa Plastics Corp.	361,000	1,264,422
Formosa Taffeta Company, Ltd.	58,000	62,902
Foxconn Technology Company, Ltd.	79,000	210,883
Fubon Financial Holding Company, Ltd.	570,000	1,003,212
General Interface Solution Holding, Ltd.	15,000	87,780
Giant Manufacturing Company, Ltd.	25,000	129,491
Globalwafers Company, Ltd.	19,000	272,045
Highwealth Construction Corp.	67,000	100,345
Hiwin Technologies Corp.	18,420	230,851
Hon Hai Precision Industry Company, Ltd.	1,331,000	3,921,948
Hotai Motor Company, Ltd.	23,000	253,023
HTC Corp. (B)	56,000	116,436
Hua Nan Financial Holdings Company, Ltd.	579,100	338,961
Innolux Corp.	765,000	332,838
Inventec Corp.	212,000	166,966
Largan Precision Company, Ltd.	9,000	1,112,454
Lite-On Technology Corp.	180,000	254,374
Macronix International (B)	154,000	224,568
MediaTek, Inc.	128,000	1,285,602
Mega Financial Holding Company, Ltd.	937,000	794,326
Micro-Star International Company, Ltd.	58,000	166,805
Nan Ya Plastics Corp.	408,000	1,113,582
Nanya Technology Corp.	59,000	160,941
Nien Made Enterprise Company, Ltd.	13,000	126,663
Novatek Microelectronics Corp.	47,000	202,393
Pegatron Corp.	168,000	422,377
Phison Electronics Corp.	12,000	115,946
Pou Chen Corp.	189,000	235,519
Powertech Technology, Inc.	57,000	175,349
President Chain Store Corp.	48,000	478,854
Quanta Computer, Inc.	231,000	468,220
Realtek Semiconductor Corp.	37,000	143,933
Ruentex Development Company, Ltd. (B)	74,600	81,013
Ruentex Industries, Ltd. (B)	45,000	78,378
Shin Kong Financial Holding Company, Ltd.	770,000	313,250
Siliconware Precision Industries Company, Ltd.	173,000	300,971
SinoPac Financial Holdings Company, Ltd.	846,805	291,743
Standard Foods Corp.	46,600	108,978
Synnex Technology International Corp.	118,000	154,290
TaiMed Biologics, Inc. (B)	15,000	101,686
Taishin Financial Holding Company, Ltd.	780,478	375,454
Taiwan Business Bank	232,990	68,701
Taiwan Cement Corp.	305,000	383,526
Taiwan Cooperative Financial Holding Company, Ltd.	650,240	375,725

The accompanying notes are an integral part of the financial statements.

34

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan High Speed Rail Corp.	140,000	$107,818
Taiwan Mobile Company, Ltd.	138,000	505,546
Taiwan Semiconductor Manufacturing Company, Ltd.	2,098,816	17,427,720
Teco Electric & Machinery Company, Ltd.	154,000	138,162
Uni-President Enterprises Corp.	410,000	959,932
United Microelectronics Corp.	1,010,000	484,256
Vanguard International Semiconductor Corp.	76,000	157,211
Win Semiconductors Corp.	29,000	262,380
Winbond Electronics Corp.	249,000	166,212
Wistron Corp.	225,194	185,422
WPG Holdings, Ltd.	136,000	173,202
Yageo Corp.	18,000	197,670
Yuanta Financial Holdings Company, Ltd.	871,000	386,372
Zhen Ding Technology Holding, Ltd.	36,000	77,021
		53,646,567
Thailand – 0.7%
Advanced Info Service PCL	95,600	601,535
Airports of Thailand PCL	392,900	880,777
Bangkok Bank PCL	23,600	172,260
Bangkok Dusit Medical Services PCL	424,800	298,483
Bangkok Expressway & Metro PCL	630,700	146,365
Banpu PCL	174,500	129,931
Berli Jucker PCL	114,400	215,752
BTS Group Holdings PCL	507,400	131,599
Bumrungrad Hospital PCL	28,100	184,000
Central Pattana PCL	91,682	245,678
Central Pattana PCL, NVDR	29,700	79,586
Charoen Pokphand Foods PCL	258,900	188,528
CP ALL PCL	465,000	1,242,449
Delta Electronics Thailand PCL	140,600	303,894
Electricity Generating PCL	12,400	93,882
Energy Absolute PCL, Foreign Shares	106,300	227,059
Glow Energy PCL	44,800	120,548
Home Product Center PCL	347,800	158,725
Indorama Ventures PCL	139,300	238,534
IRPC PCL	936,600	242,627
Kasikornbank PCL	106,800	785,735
Kasikornbank PCL	61,600	452,727
KCE Electronics PCL	16,500	36,710
Krung Thai Bank PCL	309,700	199,407
Minor International PCL	193,000	247,867
PTT Exploration & Production PCL	126,400	460,397
PTT Global Chemical PCL	233,400	733,632
PTT PCL	100,500	1,802,872
Robinson PCL (A)	53,600	114,309
Thai Oil PCL	103,200	337,405
Thai Union Group PCL	183,100	116,947
The Siam Cement PCL, Foreign Shares	37,700	588,779
The Siam Commercial Bank PCL	167,400	790,285
TMB Bank PCL	1,107,200	105,514
True Corp. PCL (B)	774,300	154,512
		12,829,310
Turkey – 0.2%
Akbank Turk AS	126,056	350,163
Anadolu Efes Biracilik Ve Malt Sanayii AS	12,857	86,857
Arcelik AS	13,977	69,536
Aselsan Elektronik Sanayi ve Ticaret AS	10,413	85,087
BIM Birlesik Magazalar AS	11,945	235,270
Coca-Cola Icecek AS	4,743	45,883
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (A)	122,633	84,804
Eregli Demir ve Celik Fabrikalari TAS	79,632	236,853
COMMON STOCKS (continued)
Turkey (continued)
Ford Otomotiv Sanayi AS	4,054	$66,642
Haci Omer Sabanci Holding AS	48,789	137,278
KOC Holding AS	43,108	203,807
Petkim Petrokimya Holding AS	34,209	72,284
TAV Havalimanlari Holding AS	10,427	63,364
Tofas Turk Otomobil Fabrikasi AS	7,027	55,887
Tupras Turkiye Petrol Rafinerileri AS	6,963	213,703
Turk Hava Yollari AO (B)	32,695	163,201
Turk Telekomunikasyon AS (B)	31,942	54,570
Turkcell Iletisim Hizmetleri AS	64,078	256,597
Turkiye Garanti Bankasi AS	126,640	389,105
Turkiye Halk Bankasi AS	32,135	81,101
Turkiye Is Bankasi AS, Class C	84,727	168,143
Turkiye Sise ve Cam Fabrikalari AS	49,067	61,374
Turkiye Vakiflar Bankasi TAO, Class D	37,043	71,244
Ulker Biskuvi Sanayi AS	9,298	54,972
Yapi ve Kredi Bankasi AS (B)	52,100	64,919
		3,372,644
United Kingdom – 11.8%
3i Group PLC	104,015	1,337,956
Admiral Group PLC	22,144	560,979
Anglo American PLC	142,334	3,447,156
Ashtead Group PLC	53,321	1,536,864
Associated British Foods PLC	38,051	1,371,745
AstraZeneca PLC	134,989	8,835,392
Auto Trader Group PLC (C)	103,286	517,965
Aviva PLC	435,900	3,019,623
Babcock International Group PLC	26,375	235,468
BAE Systems PLC	339,405	2,693,861
Barclays PLC	1,817,107	5,287,159
Barratt Developments PLC	107,988	798,078
Berkeley Group Holdings PLC	13,817	731,227
BP PLC	2,104,810	13,680,852
British American Tobacco PLC	244,614	14,437,823
BT Group PLC	898,293	2,964,555
Bunzl PLC	35,477	952,209
Burberry Group PLC	45,983	964,952
Capita PLC	72,255	174,348
Centrica PLC	596,727	1,170,767
CNH Industrial NV	128,521	1,729,505
Cobham PLC (B)	256,014	397,442
Coca-Cola European Partners PLC	500	19,010
Coca-Cola European Partners PLC	8,768	332,702
Compass Group PLC	168,410	3,577,929
ConvaTec Group PLC (C)	140,921	396,471
Croda International PLC	13,944	882,331
Diageo PLC	268,556	9,112,321
Direct Line Insurance Group PLC	152,185	800,371
easyJet PLC	17,087	392,331
Experian PLC	98,901	2,111,400
Fiat Chrysler Automobiles NV (B)	135,425	2,858,568
G4S PLC	163,173	586,772
GKN PLC	182,194	1,097,069
GlaxoSmithKline PLC	524,593	9,407,975
Hammerson PLC	82,521	505,798
Hargreaves Lansdown PLC	27,814	657,906
HSBC Holdings PLC	2,143,015	21,075,146
IMI PLC	29,257	491,105
Imperial Brands PLC	102,221	3,670,099
InterContinental Hotels Group PLC	19,169	1,235,149
International Consolidated Airlines Group SA	21,859	183,945
Intertek Group PLC	17,148	1,156,335
ITV PLC	385,805	845,748

The accompanying notes are an integral part of the financial statements.

35

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
J Sainsbury PLC	173,015	$615,029
John Wood Group PLC	70,342	585,885
Johnson Matthey PLC	20,713	890,124
Kingfisher PLC	232,621	1,144,920
Land Securities Group PLC	78,837	1,001,832
Legal & General Group PLC	646,402	2,328,638
Lloyds Banking Group PLC	7,670,010	7,246,918
London Stock Exchange Group PLC	33,253	1,835,962
Marks & Spencer Group PLC	172,548	698,758
Meggitt PLC	80,651	499,855
Merlin Entertainments PLC (C)	76,775	358,752
Micro Focus International PLC	46,360	1,308,048
National Grid PLC	364,027	3,684,131
Next PLC	15,634	1,042,636
Old Mutual PLC	533,742	1,864,293
Pearson PLC	87,785	884,052
Persimmon PLC	32,861	1,174,740
Prudential PLC	277,801	6,960,922
Reckitt Benckiser Group PLC	71,261	5,656,479
RELX NV	40,067	821,886
RELX PLC	113,262	2,322,271
Rio Tinto PLC	131,586	7,053,682
Rio Tinto, Ltd.	36,988	2,293,179
Rolls-Royce Holdings PLC (B)	176,589	2,031,211
Royal Mail PLC	94,988	731,660
RSA Insurance Group PLC	113,490	984,260
Schroders PLC	13,175	621,258
Segro PLC	105,810	830,575
Severn Trent PLC	24,736	579,308
Sky PLC	109,909	2,029,247
Smith & Nephew PLC	93,208	1,627,316
Smiths Group PLC	42,012	917,371
SSE PLC	106,104	1,783,103
St. James’s Place PLC	56,479	892,757
Standard Chartered PLC (B)	351,235	3,894,176
Standard Life Aberdeen PLC	285,864	1,444,017
Taylor Wimpey PLC	349,889	891,635
Tesco PLC	873,338	2,526,990
The British Land Company PLC	103,572	891,219
The Royal Bank of Scotland Group PLC (B)	381,524	1,398,365
The Sage Group PLC	114,467	1,085,392
The Weir Group PLC	23,823	664,735
Travis Perkins PLC	26,113	460,826
Unilever NV	67,985	3,558,082
Unilever PLC	134,628	6,922,371
United Utilities Group PLC	71,526	654,933
Vodafone Group PLC	2,843,232	7,948,573
Whitbread PLC	19,564	1,042,714
Wm Morrison Supermarkets PLC	236,225	732,817
WPP PLC	135,499	2,594,839
		230,255,149
United States – 0.1%
Carnival PLC	19,957	1,313,504
Nexteer Automotive Group, Ltd. (B)	81,307	179,473
Valeant Pharmaceuticals International, Inc. (B)	29,436	481,959
		1,974,936
TOTAL COMMON STOCKS (Cost $1,625,645,729)		$1,820,781,561
PREFERRED SECURITIES – 1.2%
Brazil – 0.8%
Banco Bradesco SA	295,330	3,526,423
Braskem SA, A Shares	16,900	241,719
Centrais Eletricas Brasileiras SA, B Shares	21,900	188,183
PREFERRED SECURITIES (continued)
Brazil (continued)
Cia Brasileira de Distribuicao	15,300	$322,738
Cia Energetica de Minas Gerais	85,400	215,940
Gerdau SA	99,400	508,802
Itau Unibanco Holding SA	312,400	4,847,304
Itausa – Investimentos Itau SA	381,700	1,542,365
Lojas Americanas SA	70,200	364,956
Petroleo Brasileiro SA (B)	379,700	2,509,582
Telefonica Brasil SA	43,000	670,778
		14,938,790
Chile – 0.0%
Embotelladora Andina SA, B Shares	26,786	132,065
Sociedad Quimica y Minera de Chile SA, B Shares	10,600	536,568
		668,633
Colombia – 0.0%
Bancolombia SA	45,073	474,730
Grupo Aval Acciones y Valores SA	347,059	150,188
Grupo de Inversiones Suramericana SA	11,931	147,981
		772,899
Germany – 0.2%
Bayerische Motoren Werke AG	2,798	252,663
FUCHS PETROLUB SE	3,456	195,576
Henkel AG & Company KGaA	9,114	1,209,125
Porsche Automobil Holding SE	7,923	659,984
Schaeffler AG	8,427	136,499
Volkswagen AG	9,551	1,858,042
		4,311,889
South Korea – 0.2%
Amorepacific Corp.	761	106,796
Hyundai Motor Company	2,035	168,107
Hyundai Motor Company, 2nd Preferred	3,148	282,503
LG Chem, Ltd.	672	132,729
LG Household & Health Care, Ltd.	177	100,134
Samsung Electronics Company, Ltd.	1,437	2,639,759
		3,430,028
TOTAL PREFERRED SECURITIES (Cost $22,164,892)		$24,122,239
EXCHANGE-TRADED FUNDS – 1.8%
iShares MSCI India ETF	640,587	21,984,946
VanEck Vectors Russia ETF	535,969	12,413,042
TOTAL EXCHANGE-TRADED FUNDS (Cost $33,282,378)		$34,397,988
RIGHTS – 0.0%
APA Group (Expiration Date: 3-15-18; Strike Price: AUD 7.70) (B)	5,974	1,044
Enel Chile SA (Expiration Date: 3-19-18; Strike Price: CLP 82.00) (B)	473,377	80
Hyundai Heavy Industries Company, Ltd. (Expiration Date: 3-12-18; Strike Price: KRW 98,800.00) (B)	541	12,490
Itausa – Investimentos Itau SA (Expiration Date: 3-30-18; Strike Price: BRL 7.80) (B)	8,969	14,917
TOTAL RIGHTS (Cost $0)		$28,531
SECURITIES LENDING COLLATERAL – 3.8%
John Hancock Collateral Trust, 1.5822% (E)(F)	7,334,343	73,371,297
TOTAL SECURITIES LENDING COLLATERAL (Cost $73,370,824)		$73,371,297

The accompanying notes are an integral part of the financial statements.

36

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 2.6%
U.S. Government Agency – 2.6%
Federal Home Loan Bank Discount Note
0.900%, 03/01/2018 *	$22,200,000	$22,200,000
1.335%, 03/23/2018 *	29,500,000	29,473,686
		51,673,686
TOTAL SHORT-TERM INVESTMENTS (Cost $51,675,933)		$51,673,686
Total Investments (International Strategic Equity Allocation Fund)
(Cost $1,806,139,756) – 103.2%		$2,004,375,302
Other assets and liabilities, net – (3.2%)		(62,149,981)
TOTAL NET ASSETS – 100.0%		$1,942,225,321

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
KRW	Korean Won

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	A portion of this security is on loan as of 2-28-18.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 2-28-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Canadian Dollar Currency Futures	53	Long	Mar 2018	$4,166,733	$4,131,880	$(34,853)
Mini MSCI EAFE Index Futures	422	Long	Mar 2018	43,296,177	42,970,150	(326,027)
Mini MSCI Emerging Markets Index Futures	255	Long	Mar 2018	15,175,161	15,083,250	(91,911)
S&P/Toronto Stock Exchange 60 Index Futures	28	Long	Mar 2018	3,986,708	3,983,105	(3,603)
Japanese Yen Currency Futures	245	Short	Mar 2018	(27,134,556)	(28,744,625)	(1,610,069)
						$(2,066,463)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

International Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 94.7%
Canada – 5.3%
Alamos Gold, Inc., Class A	2,433,460	$12,361,977
Barrick Gold Corp.	609,610	7,022,707
Cenovus Energy, Inc.	1,145,300	8,336,270
Husky Energy, Inc. (A)	720,500	9,511,588
Wheaton Precious Metals Corp.	1,296,800	24,749,557
		61,982,099
China – 9.0%
Baidu, Inc., ADR (A)	148,940	37,583,520
China Life Insurance Company, Ltd., H Shares	3,218,000	9,452,468
China Telecom Corp., Ltd., H Shares	34,825,589	15,184,477
NetEase, Inc., ADR	34,300	10,061,905
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	4,765,900	11,927,849
Sinopec Engineering Group Company, Ltd., H Shares	10,354,500	10,034,235
Sinopharm Group Company, Ltd., H Shares	2,473,200	10,835,924
		105,080,378
Denmark – 0.6%
Orsted A/S (B)	102,504	6,381,276
France – 7.3%
AXA SA	508,589	15,928,573
BNP Paribas SA	309,690	24,487,414
COMMON STOCKS (continued)
France (continued)
Cie Generale des Etablissements Michelin SCA	50,696	$7,792,233
Sanofi	186,065	14,689,848
TOTAL SA	188,652	10,730,322
Veolia Environnement SA	467,299	11,349,841
		84,978,231
Germany – 7.0%
Bayer AG	121,140	14,136,611
Gerresheimer AG	134,074	10,262,443
Innogy SE (B)	307,890	12,279,624
Merck KGaA	106,497	10,612,527
MorphoSys AG (A)(C)	154,429	15,369,990
Siemens AG	84,821	11,115,045
Telefonica Deutschland Holding AG	1,716,998	7,902,536
		81,678,776
Hong Kong – 3.3%
China Mobile, Ltd.	1,236,500	11,515,563
CK Hutchison Holdings, Ltd.	1,408,000	17,597,512
Kunlun Energy Company, Ltd.	5,330,000	4,995,257
Value Partners Group, Ltd.	4,880,400	4,574,695
		38,683,027

The accompanying notes are an integral part of the financial statements.

37

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India – 1.0%
Hero MotoCorp, Ltd.	128,347	$7,041,688
Jain Irrigation Systems, Ltd.	2,481,436	4,399,095
		11,440,783
Ireland – 2.1%
Bank of Ireland Group PLC (A)	937,543	8,758,701
CRH PLC	203,390	6,683,782
Shire PLC	224,375	9,562,746
		25,005,229
Israel – 2.1%
Teva Pharmaceutical Industries, Ltd., ADR (C)	1,289,669	24,142,604
Italy – 1.6%
Eni SpA	1,126,650	18,707,928
Japan – 12.1%
Astellas Pharma, Inc.	1,026,900	15,086,141
Ezaki Glico Company, Ltd.	80,000	3,907,252
Inpex Corp.	1,041,200	12,459,234
Kirin Holdings Company, Ltd.	501,600	12,944,627
Panasonic Corp.	449,200	6,992,223
Ryohin Keikaku Company, Ltd.	37,400	12,806,711
Seven & i Holdings Company, Ltd.	143,500	5,989,944
SoftBank Group Corp.	323,800	26,680,107
Sumitomo Metal Mining Company, Ltd.	184,100	8,549,254
Sumitomo Rubber Industries, Ltd.	698,700	13,317,868
Suntory Beverage & Food, Ltd.	254,700	11,818,214
Taiheiyo Cement Corp.	307,800	11,406,949
		141,958,524
Luxembourg – 2.1%
SES SA	830,101	13,235,912
Tenaris SA	682,546	11,779,250
		25,015,162
Netherlands – 8.6%
Aegon NV	3,402,564	23,622,545
Flow Traders (B)	169,651	6,976,961
ING Groep NV	403,376	7,078,455
QIAGEN NV (A)	522,369	17,483,759
Royal Dutch Shell PLC, B Shares	936,849	29,716,307
SBM Offshore NV	947,585	16,019,791
		100,897,818
Singapore – 1.9%
Singapore Telecommunications, Ltd.	5,196,100	13,189,165
Singapore Telecommunications, Ltd., ADR	6,600	167,541
United Overseas Bank, Ltd.	413,700	8,665,743
		22,022,449
South Korea – 6.6%
DB Insurance Company, Ltd.	26,813	1,713,722
Hana Financial Group, Inc.	347,464	15,742,227
KB Financial Group, Inc., ADR	313,983	18,402,544
Posco Daewoo Corp.	237,529	4,419,009
Samsung Electronics Company, Ltd., GDR	34,100	36,614,290
		76,891,792
Sweden – 0.6%
Getinge AB, B Shares	569,372	7,168,195
Switzerland – 3.9%
Landis+Gyr Group AG (A)	57,914	4,437,605
Roche Holding AG	104,694	24,182,220
UBS Group AG (A)	907,259	17,192,450
		45,812,275
Taiwan – 2.4%
Catcher Technology Company, Ltd.	718,000	8,519,207
Quanta Computer, Inc.	3,742,000	7,584,751
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Company, Ltd.	1,423,000	$11,816,017
		27,919,975
Thailand – 1.9%
Bangkok Bank PCL	201,200	1,468,593
Bangkok Bank PCL, NVDR	1,900,300	12,717,545
Kasikornbank PCL	183,700	1,351,494
Kasikornbank PCL, NVDR	834,600	6,133,866
		21,671,498
United Kingdom – 15.3%
Aviva PLC	1,198,750	8,304,136
BAE Systems PLC	1,424,283	11,304,548
Barclays PLC	4,147,267	12,067,126
BP PLC	4,873,991	31,679,985
Cobham PLC (A)	3,770,376	5,853,225
HSBC Holdings PLC	1,853,308	18,226,068
Johnson Matthey PLC	361,211	15,522,751
Kingfisher PLC	3,917,612	19,281,808
Rolls-Royce Holdings PLC (A)	804,778	9,256,941
SIG PLC	4,637,757	9,210,739
Standard Chartered PLC (A)	2,704,148	29,981,147
Travis Perkins PLC	472,459	8,337,663
		179,026,137
TOTAL COMMON STOCKS (Cost $905,350,366)		$1,106,464,156
SECURITIES LENDING COLLATERAL – 2.6%
John Hancock Collateral Trust, 1.5822% (D)(E)	3,000,884	30,020,242
TOTAL SECURITIES LENDING COLLATERAL (Cost $30,019,951)		$30,020,242
SHORT-TERM INVESTMENTS – 4.6%
U.S. Government Agency – 4.6%
Federal Home Loan Bank Discount Note 1.120%, 03/01/2018 *	$54,500,000	54,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $54,500,000)		$54,500,000
Total Investments (International Value Fund) (Cost $989,870,317) – 101.9%		$1,190,984,398
Other assets and liabilities, net – (1.9%)		(22,013,013)
TOTAL NET ASSETS – 100.0%		$1,168,971,385

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	A portion of this security is on loan as of 2-28-18.
(D)	The rate shown is the annualized seven-day yield as of 2-28-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

38

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 93.2%
Consumer discretionary – 23.2%
Diversified consumer services – 0.0%
The Honest Company, Inc. (A)(B)(C)	60,870	$917,311
Hotels, restaurants and leisure – 11.5%
Dave & Buster’s Entertainment, Inc. (C)	327,261	14,651,475
Hilton Worldwide Holdings, Inc.	558,307	45,105,623
Marriott Vacations Worldwide Corp.	132,940	18,678,070
Melco Resorts & Entertainment, Ltd., ADR	1,505,842	41,335,363
MGM Resorts International	442,456	15,145,269
Planet Fitness, Inc., Class A (C)	730,322	27,007,308
Vail Resorts, Inc.	91,919	18,923,365
		180,846,473
Household durables – 0.9%
Mohawk Industries, Inc. (C)	57,211	13,723,775
Internet and direct marketing retail – 3.5%
Shutterfly, Inc. (C)	209,516	16,076,163
TripAdvisor, Inc. (C)(D)	199,700	8,003,976
Wayfair, Inc., Class A (C)	392,300	30,371,866
		54,452,005
Leisure products – 1.0%
Polaris Industries, Inc. (D)	140,232	15,985,046
Media – 0.9%
Liberty Media Corp.-Liberty Formula One, Series C (C)(D)	410,405	13,514,637
Multiline retail – 2.6%
Dollar Tree, Inc. (C)	395,178	40,561,070
Specialty retail – 0.6%
Floor & Decor Holdings, Inc., Class A (C)	189,228	8,528,506
Jand, Inc., Class A (A)(B)(C)	57,523	551,070
		9,079,576
Textiles, apparel and luxury goods – 2.2%
Skechers U.S.A., Inc., Class A (C)	310,753	12,716,013
Under Armour, Inc., Class A (C)(D)	772,091	12,801,269
Under Armour, Inc., Class C (C)(D)	575,510	8,661,426
		34,178,708
		363,258,601
Consumer staples – 3.4%
Beverages – 0.9%
Monster Beverage Corp. (C)	226,494	14,352,925
Food products – 2.5%
Blue Buffalo Pet Products, Inc. (C)(D)	990,447	39,677,307
		54,030,232
Energy – 1.6%
Oil, gas and consumable fuels – 1.6%
Newfield Exploration Company (C)	435,365	10,157,065
WPX Energy, Inc. (C)	1,067,446	15,083,012
		25,240,077
Financials – 4.0%
Banks – 1.1%
SunTrust Banks, Inc.	243,514	17,007,018
Capital markets – 2.9%
TD Ameritrade Holding Corp.	806,990	46,401,925
		63,408,943
Health care – 16.0%
Biotechnology – 4.4%
Exact Sciences Corp. (C)(D)	613,513	27,368,815
Ionis Pharmaceuticals, Inc. (C)	347,184	18,338,259
Sage Therapeutics, Inc. (C)	66,425	10,718,338
Seattle Genetics, Inc. (C)(D)	159,101	8,591,454
COMMON STOCKS (continued)
Biotechnology (continued)
Spark Therapeutics, Inc. (C)	80,538	$4,598,720
		69,615,586
Health care equipment and supplies – 9.5%
Align Technology, Inc. (C)	129,319	33,948,824
DexCom, Inc. (C)(D)	312,380	17,537,013
Edwards Lifesciences Corp. (C)	226,991	30,341,887
Hologic, Inc. (C)	719,451	27,936,282
Insulet Corp. (C)	519,942	39,042,445
		148,806,451
Health care technology – 1.1%
Veeva Systems, Inc., Class A (C)	243,830	16,994,951
Pharmaceuticals – 1.0%
Eisai Company, Ltd.	128,640	6,809,095
Ono Pharmaceutical Company, Ltd.	286,830	8,353,226
		15,162,321
		250,579,309
Industrials – 11.1%
Aerospace and defense – 1.3%
Harris Corp.	123,910	19,348,547
Airlines – 1.8%
JetBlue Airways Corp. (C)	1,347,561	28,366,159
Commercial services and supplies – 1.1%
The Brink’s Company	240,034	17,642,499
Electrical equipment – 1.7%
Rockwell Automation, Inc.	145,815	26,363,352
Machinery – 2.8%
IDEX Corp.	207,377	28,369,174
The Middleby Corp. (C)	132,209	15,898,132
		44,267,306
Road and rail – 2.4%
J.B. Hunt Transport Services, Inc.	180,048	21,348,291
Knight-Swift Transportation Holdings, Inc.	339,099	16,331,008
		37,679,299
		173,667,162
Information technology – 29.8%
Electronic equipment, instruments and components – 3.8%
II-VI, Inc. (C)	420,555	16,191,368
IPG Photonics Corp. (C)	74,500	18,300,180
Zebra Technologies Corp., Class A (C)	187,269	25,869,333
		60,360,881
Internet software and services – 6.4%
CoStar Group, Inc. (C)	132,087	45,190,925
GoDaddy, Inc., Class A (C)	510,202	30,515,182
Zillow Group, Inc., Class C (C)	522,264	24,896,326
		100,602,433
IT services – 1.3%
Global Payments, Inc.	186,201	21,113,331
Semiconductors and semiconductor equipment – 5.9%
Advanced Micro Devices, Inc. (C)(D)	1,775,833	21,505,338
Microchip Technology, Inc. (D)	540,700	48,084,451
Teradyne, Inc.	498,754	22,643,432
		92,233,221
Software – 12.4%
Birst, Inc. (B)(C)	748,062	142,132
DraftKings, Inc. (A)(B)(C)	2,143,227	3,386,299
Fair Isaac Corp.	99,158	16,850,911
Guidewire Software, Inc. (C)	574,929	46,178,297
ServiceNow, Inc. (C)	409,316	65,903,968

The accompanying notes are an integral part of the financial statements.

39

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A (C)	484,225	$61,336,781
		193,798,388
		468,108,254
Materials – 3.4%
Construction materials – 0.9%
Vulcan Materials Company	118,765	13,982,203
Containers and packaging – 2.5%
International Paper Company	384,862	22,933,927
Packaging Corp. of America	140,322	16,726,382
		39,660,309
		53,642,512
Real estate – 0.7%
Equity real estate investment trusts – 0.6%
Williams Scotsman Corp. (C)(D)	778,240	9,494,528
Real estate management and development – 0.1%
WeWork Companies, Inc., Class A (A)(B)(C)	15,058	780,155
		10,274,683
TOTAL COMMON STOCKS (Cost $1,149,578,986)		$1,462,209,773
PREFERRED SECURITIES – 6.2%
Consumer discretionary – 1.2%
Diversified consumer services – 0.3%
The Honest Company, Inc. (A)(B)(C)	142,030	4,525,076
Internet and direct marketing retail – 0.8%
Coupang LLC (A)(B)(C)	2,300,670	12,354,598
One Kings Lane, Inc. (B)(C)	529,764	132,441
		12,487,039
Specialty retail – 0.1%
Jand, Inc., Series D (A)(B)(C)	128,449	1,230,541
		18,242,656
Information technology – 3.8%
Internet software and services – 1.9%
Dropbox, Inc., Series C (A)(B)(C)	20,535	314,186
Lookout, Inc., Series F (A)(B)(C)	392,767	3,283,532
Uber Technologies, Inc. (A)(B)(C)	809,084	26,674,609
		30,272,327
Software – 1.9%
Essence Group Holdings Corp. (A)(B)(C)	2,958,957	5,917,914
MarkLogic Corp., Series F (A)(B)(C)	507,686	5,417,010
Pinterest, Inc., Series G (A)(B)(C)	960,835	8,224,748
Zuora, Inc., Series F (A)(B)(C)	1,640,679	9,991,735
		29,551,407
		59,823,734
Real estate – 1.2%
Real estate management and development – 1.2%
WeWork Companies, Inc., Series D1 (A)(B)(C)	205,905	10,667,938
WeWork Companies, Inc., Series D2 (A)(B)(C)	161,782	8,381,925
		19,049,863
TOTAL PREFERRED SECURITIES (Cost $61,620,152)		$97,116,253
WARRANTS – 0.0%
Williams Scotsman Corp. (Expiration Date: 10-16-20; Strike Price: $11.50) (C)	778,240	926,106
TOTAL WARRANTS (Cost $669,286)		$926,106
SECURITIES LENDING COLLATERAL – 6.6%
John Hancock Collateral Trust, 1.5822% (E)(F)	10,261,211	$102,647,003
TOTAL SECURITIES LENDING COLLATERAL (Cost $102,652,613)		$102,647,003
SHORT-TERM INVESTMENTS – 0.3%
Repurchase agreement – 0.3%
Societe Generale SA Tri-Party Repurchase Agreement dated 2-28-18 at 1.360% to be repurchased at $5,200,196 on 3-1-18, collateralized by $4,902,600 U.S. Treasury Bonds, 3.625% due 8-15-43 (valued at $5,304,083, including interest)	$5,200,000	5,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,200,000)		$5,200,000
Total Investments (Mid Cap Stock Fund) (Cost $1,319,721,037) – 106.3%		$1,668,099,135
Other assets and liabilities, net – (6.3%)		(99,387,400)
TOTAL NET ASSETS – 100.0%		$1,568,711,735

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	A portion of this security is on loan as of 2-28-18.
(E)	The rate shown is the annualized seven-day yield as of 2-28-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mid Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 93.7%
Consumer discretionary – 6.4%
Diversified consumer services – 0.7%
Strayer Education, Inc.	107,748	$9,658,531
Leisure products – 1.0%
Mattel, Inc. (A)	862,488	13,713,559
Media – 2.9%
News Corp., Class A	1,246,319	20,103,125
Scholastic Corp.	83,500	3,040,235
Viacom, Inc., Class B	518,061	17,272,154
		40,415,514
Specialty retail – 1.0%
Chico’s FAS, Inc.	207,380	2,082,095
The Gap, Inc.	31,700	1,001,086
Tiffany & Company	101,570	10,262,633
		13,345,814
Textiles, apparel and luxury goods – 0.8%
Ralph Lauren Corp.	100,407	10,627,077
		87,760,495
Consumer staples – 10.4%
Beverages – 1.4%
Carlsberg A/S, Class B	163,615	20,004,250
Food and staples retailing – 2.3%
Sysco Corp.	168,400	10,045,060

The accompanying notes are an integral part of the financial statements.

40

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
The Kroger Company	805,530	$21,845,974
		31,891,034
Food products – 5.6%
Archer-Daniels-Midland Company	348,963	14,488,944
Bunge, Ltd.	476,102	35,912,374
Flowers Foods, Inc.	881,345	18,279,095
General Mills, Inc.	154,405	7,805,173
Hostess Brands, Inc. (B)	81,889	1,002,321
		77,487,907
Personal products – 1.1%
Edgewell Personal Care Company (B)	289,354	14,511,103
		143,894,294
Energy – 9.2%
Energy equipment and services – 0.8%
Frank’s International NV (A)	519,730	2,718,188
SEACOR Holdings, Inc. (B)	77,915	3,234,252
SEACOR Marine Holdings, Inc. (B)	154,413	2,612,668
Tidewater, Inc. (A)(B)	108,300	2,709,666
		11,274,774
Oil, gas and consumable fuels – 8.4%
Apache Corp.	439,043	14,993,318
ARC Resources, Ltd.	524,800	5,063,142
Cameco Corp. (A)	1,024,926	9,039,847
Canadian Natural Resources, Ltd.	80,791	2,541,685
Dorian LPG, Ltd. (B)	17,812	130,384
EQT Corp.	593,640	29,866,028
Hess Corp.	653,270	29,671,523
Imperial Oil, Ltd. (A)	301,500	8,161,605
Murphy Oil Corp.	661,851	16,777,923
		116,245,455
		127,520,229
Financials – 20.3%
Banks – 3.8%
Fifth Third Bancorp	907,962	30,008,144
First Horizon National Corp.	190,760	3,633,978
Popular, Inc.	221,584	9,308,744
Westamerica Bancorporation (A)	166,554	9,541,879
		52,492,745
Capital markets – 2.3%
Lazard, Ltd., Class A	193,865	10,462,894
Northern Trust Corp.	191,495	20,273,576
Waddell & Reed Financial, Inc., Class A (A)	63,500	1,270,000
		32,006,470
Consumer finance – 1.8%
Ally Financial, Inc.	342,949	9,568,277
Synchrony Financial	412,136	14,997,629
		24,565,906
Diversified financial services – 3.8%
Groupe Bruxelles Lambert SA	30,419	3,473,055
Leucadia National Corp.	1,101,706	26,429,927
Pargesa Holding SA	75,253	6,643,293
Voya Financial, Inc.	312,201	15,928,495
		52,474,770
Insurance – 8.0%
Axis Capital Holdings, Ltd.	121,300	5,984,942
Brighthouse Financial, Inc. (B)	61,100	3,315,897
Brown & Brown, Inc.	283,569	14,927,072
CNA Financial Corp.	296,285	15,128,312
Kemper Corp.	161,996	9,136,574
Loews Corp.	427,859	21,106,284
Marsh & McLennan Companies, Inc.	169,033	14,033,120
COMMON STOCKS (continued)
Insurance (continued)
The Progressive Corp.	168,372	$9,694,860
Validus Holdings, Ltd.	18,400	1,244,576
White Mountains Insurance Group, Ltd.	20,224	16,317,734
		110,889,371
Thrifts and mortgage finance – 0.6%
Capitol Federal Financial, Inc.	622,213	7,771,440
		280,200,702
Health care – 13.2%
Biotechnology – 1.7%
Alkermes PLC (B)	247,323	14,117,197
Seattle Genetics, Inc. (A)(B)	179,754	9,706,716
		23,823,913
Health care equipment and supplies – 4.5%
Baxter International, Inc.	367,706	24,926,790
DexCom, Inc. (A)(B)	111,960	6,285,434
Halyard Health, Inc. (B)	32,176	1,588,851
Hologic, Inc. (B)	435,703	16,918,347
Zimmer Biomet Holdings, Inc.	98,614	11,463,878
		61,183,300
Health care providers and services – 3.8%
Cardinal Health, Inc.	55,800	3,861,918
Henry Schein, Inc. (B)	103,300	6,837,427
MEDNAX, Inc. (B)	171,915	9,451,887
Patterson Companies, Inc.	366,300	11,567,754
Select Medical Holdings Corp. (B)	1,161,859	21,029,648
		52,748,634
Pharmaceuticals – 3.2%
Mylan NV (B)	91,400	3,685,248
Perrigo Company PLC	282,362	23,001,209
Teva Pharmaceutical Industries, Ltd., ADR	161,900	3,030,768
Zoetis, Inc.	178,869	14,463,347
		44,180,572
		181,936,419
Industrials – 9.5%
Aerospace and defense – 3.2%
Cobham PLC (B)	2,975,603	4,619,365
Textron, Inc.	669,609	40,076,099
		44,695,464
Air freight and logistics – 3.4%
C.H. Robinson Worldwide, Inc. (A)	370,690	34,607,618
Expeditors International of Washington, Inc. (A)	181,093	11,763,801
		46,371,419
Commercial services and supplies – 0.7%
Cintas Corp.	57,259	9,771,821
Machinery – 1.7%
AGCO Corp.	61,500	4,095,900
Wabtec Corp. (A)	26,451	2,151,524
Xylem, Inc.	226,178	16,868,355
		23,115,779
Road and rail – 0.5%
Kansas City Southern	66,164	6,817,539
		130,772,022
Information technology – 2.8%
Electronic equipment, instruments and components – 1.3%
AVX Corp.	477,549	8,261,598
National Instruments Corp.	209,550	10,594,848
		18,856,446

The accompanying notes are an integral part of the financial statements.

41

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment – 1.5%
Marvell Technology Group, Ltd.	870,457	$20,447,035
		39,303,481
Materials – 7.7%
Chemicals – 0.7%
CF Industries Holdings, Inc.	53,269	2,196,814
FMC Corp.	91,980	7,218,590
The Mosaic Company	27,400	721,168
		10,136,572
Construction materials – 1.3%
Vulcan Materials Company	156,816	18,461,948
Containers and packaging – 0.3%
WestRock Company	58,987	3,878,985
Metals and mining – 5.4%
Cia de Minas Buenaventura SAA, ADR	288,800	4,490,840
Franco-Nevada Corp.	271,100	18,997,282
Newmont Mining Corp.	956,723	36,546,819
Nucor Corp.	215,446	14,090,168
		74,125,109
		106,602,614
Real estate – 7.7%
Equity real estate investment trusts – 6.3%
Equity Commonwealth (B)	650,149	19,127,384
Equity Residential	264,614	14,879,245
Rayonier, Inc.	888,906	30,213,915
Regency Centers Corp.	142,002	8,251,736
Taubman Centers, Inc.	51,988	3,039,218
Weyerhaeuser Company	340,869	11,940,641
		87,452,139
Real estate management and development – 1.4%
Realogy Holdings Corp. (A)	629,092	16,073,301
The St. Joe Company (A)(B)	200,050	3,520,880
		19,594,181
		107,046,320
Telecommunication services – 0.3%
Wireless telecommunication services – 0.3%
Telephone & Data Systems, Inc.	162,809	4,565,164
Utilities – 6.2%
Electric utilities – 4.1%
Entergy Corp.	73,102	5,542,594
FirstEnergy Corp.	1,068,323	34,538,883
PG&E Corp.	423,100	17,385,179
		57,466,656
Independent power and renewable electricity producers – 1.8%
Calpine Corp. (B)	127,697	1,943,548
NRG Energy, Inc.	590,214	15,262,934
Vistra Energy Corp. (B)	409,800	7,765,710
		24,972,192
Multi-utilities – 0.3%
SCANA Corp.	99,200	3,935,264
		86,374,112
TOTAL COMMON STOCKS (Cost $1,053,935,856)		$1,295,975,852
PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	31,449	3,443,666
TOTAL PREFERRED SECURITIES (Cost $3,563,298)		$3,443,666
SECURITIES LENDING COLLATERAL – 5.2%
John Hancock Collateral Trust, 1.5822% (C)(D)	7,250,633	$72,530,982
TOTAL SECURITIES LENDING COLLATERAL (Cost $72,532,956)		$72,530,982
SHORT-TERM INVESTMENTS – 5.9%
Money market funds – 5.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (C)	2,000,000	2,000,000
T. Rowe Price Government Money Fund, 1.3696% (C)	79,824,069	79,824,069
		81,824,069
TOTAL SHORT-TERM INVESTMENTS (Cost $81,824,069)		$81,824,069
Total Investments (Mid Value Fund) (Cost $1,211,856,179) – 105.1%		$1,453,774,569
Other assets and liabilities, net – (5.1%)		(70,977,479)
TOTAL NET ASSETS – 100.0%		$1,382,797,090

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 2-28-18.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 2-28-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 67.2%
Equity – 67.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	15,835,375	$205,859,870
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $208,701,363)		$205,859,870
UNAFFILIATED INVESTMENT COMPANIES – 32.8%
Exchange-traded funds – 32.8%
Financial Select Sector SPDR Fund	186,564	5,386,103
iShares Edge MSCI Min Vol USA ETF	292,579	15,300,419
Vanguard Dividend Appreciation ETF	99,095	10,189,939
Vanguard Energy ETF	41,077	3,742,525
Vanguard FTSE All World ex-US Small-Cap ETF	51,458	6,123,502
Vanguard FTSE Developed Markets ETF	25,398	1,132,497
Vanguard FTSE Emerging Markets ETF	272,235	12,841,325
Vanguard Health Care ETF	25,824	4,072,445
Vanguard Information Technology ETF	20,217	3,585,283
Vanguard Materials ETF	9,340	1,253,054
Vanguard Mid-Cap ETF	134,969	20,905,348
Vanguard Real Estate ETF	42,093	3,087,522
Vanguard S&P 500 ETF	14,103	3,516,442
Vanguard Small-Cap ETF	63,822	9,303,333
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $89,639,171)		$100,439,737

The accompanying notes are an integral part of the financial statements.

42

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Aggressive Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 0.1%
Money market funds – 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (D)	423,901	$423,901
TOTAL SHORT-TERM INVESTMENTS (Cost $423,901)		$423,901
Total Investments (Multi-Index Lifestyle
Aggressive Portfolio) (Cost $298,764,435) – 100.1%		$306,723,508
Other assets and liabilities, net – (0.1%)		(366,878)
TOTAL NET ASSETS – 100.0%		$306,356,630

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 2-28-18.

Multi-Index Lifestyle Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 39.9%
Equity – 39.9%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	25,608,841	$332,914,927
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $334,944,169)		$332,914,927
UNAFFILIATED INVESTMENT COMPANIES – 60.0%
Exchange-traded funds – 60.0%
Financial Select Sector SPDR Fund	358,903	10,361,530
iShares Edge MSCI Min Vol USA ETF	795,461	41,598,633
iShares JP Morgan USD Emerging Markets Bond ETF	170,186	19,152,732
iShares TIPS Bond ETF	88,924	9,952,374
PowerShares Senior Loan Portfolio	1,145,938	26,471,168
SPDR Bloomberg Barclays High Yield Bond ETF (D)	1,465,781	53,075,930
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	125,661	3,456,934
Vanguard Dividend Appreciation ETF	269,270	27,689,033
Vanguard Energy ETF	57,851	5,270,805
Vanguard FTSE All World ex-US Small-Cap ETF	66,784	7,947,296
Vanguard FTSE Developed Markets ETF	928	41,380
Vanguard FTSE Emerging Markets ETF	150,319	7,090,547
Vanguard Health Care ETF	34,503	5,441,123
Vanguard Information Technology ETF	29,761	5,277,816
Vanguard Intermediate-Term Bond ETF	505	41,163
Vanguard Intermediate-Term Corporate Bond ETF	929,044	78,820,093
Vanguard Materials ETF	13,178	1,767,960
Vanguard Mid-Cap ETF	186,575	28,898,602
Vanguard Real Estate ETF	114,433	8,393,661
Vanguard S&P 500 ETF	167	41,640
Vanguard Short-Term Bond ETF	388,173	30,421,118
Vanguard Short-Term Corporate Bond ETF	430,821	33,802,216
Vanguard Short-Term Inflation-Protected Securities ETF	408,967	19,883,976
Vanguard Small-Cap ETF	80,007	11,662,618
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Total Bond Market ETF	812,090	$64,601,760
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $488,658,265)		$501,162,108
SECURITIES LENDING COLLATERAL – 6.2%
John Hancock Collateral Trust, 1.5822% (E)(F)	5,148,454	51,502,043
TOTAL SECURITIES LENDING COLLATERAL (Cost $51,507,742)		$51,502,043
SHORT-TERM INVESTMENTS – 0.0%
Money market funds – 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (E)	1,010	1,010
TOTAL SHORT-TERM INVESTMENTS (Cost $1,010)		$1,010
Total Investments (Multi-Index Lifestyle Balanced Portfolio) (Cost $875,111,186) – 106.1%		$885,580,088
Other assets and liabilities, net – (6.1%)		(51,212,712)
TOTAL NET ASSETS – 100.0%		$834,367,376

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 2-28-18.
(E)	The rate shown is the annualized seven-day yield as of 2-28-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 12.0%
Equity – 12.0%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	1,397,326	$18,165,235
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $18,075,477)		$18,165,235
UNAFFILIATED INVESTMENT COMPANIES – 88.1%
Exchange-traded funds – 88.1%
iShares Edge MSCI Min Vol USA ETF	86,624	4,530,002
iShares JP Morgan USD Emerging Markets Bond ETF	43,482	4,893,464
iShares TIPS Bond ETF	32,123	3,595,206
PowerShares Senior Loan Portfolio	360,386	8,324,917
SPDR Bloomberg Barclays High Yield Bond ETF (D)	366,333	13,264,918
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	27,085	745,108
Vanguard Dividend Appreciation ETF	29,293	3,012,199
Vanguard Energy ETF	4,222	384,666
Vanguard FTSE Developed Markets ETF	167	7,447
Vanguard FTSE Emerging Markets ETF	5,394	254,435
Vanguard Intermediate-Term Bond ETF	101,035	8,235,363
Vanguard Intermediate-Term Corporate Bond ETF	347,504	29,482,239

The accompanying notes are an integral part of the financial statements.

43

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Conservative Portfolio (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Materials ETF	962	$129,062
Vanguard Mid-Cap ETF	7,106	1,100,648
Vanguard Real Estate ETF	24,573	1,802,431
Vanguard Short-Term Bond ETF	114,791	8,996,171
Vanguard Short-Term Corporate Bond ETF	161,353	12,659,756
Vanguard Short-Term Inflation-Protected Securities ETF	147,834	7,187,689
Vanguard Small-Cap ETF	2,391	348,536
Vanguard Total Bond Market ETF	302,138	24,035,078
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $134,265,760)		$132,989,335
SECURITIES LENDING COLLATERAL – 8.5%
John Hancock Collateral Trust, 1.5822% (E)(F)	1,286,202	12,866,391
TOTAL SECURITIES LENDING COLLATERAL (Cost $12,867,744)		$12,866,391
SHORT-TERM INVESTMENTS – 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (E)	1,010	1,010
TOTAL SHORT-TERM INVESTMENTS (Cost $1,010)		$1,010
Total Investments (Multi-Index Lifestyle Conservative Portfolio) (Cost $165,209,991) – 108.6%		$164,021,971
Other assets and liabilities, net – (8.6%)		(12,953,870)
TOTAL NET ASSETS – 100.0%		$151,068,101

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 2-28-18.
(E)	The rate shown is the annualized seven-day yield as of 2-28-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 53.3%
Equity – 53.3%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	29,795,784	$387,345,190
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $392,221,451)		$387,345,190
UNAFFILIATED INVESTMENT COMPANIES – 46.7%
Exchange-traded funds - 46.7%
Financial Select Sector SPDR Fund	380,553	10,986,565
iShares Edge MSCI Min Vol USA ETF	718,292	37,563,079
iShares JP Morgan USD Emerging Markets Bond ETF	93,244	10,493,680
iShares TIPS Bond ETF	37,840	4,235,053
PowerShares Senior Loan Portfolio	469,956	10,855,984
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
SPDR Bloomberg Barclays High Yield Bond ETF (D)	628,455	$22,756,356
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	47,240	1,299,572
Vanguard Dividend Appreciation ETF	243,663	25,055,866
Vanguard Energy ETF	74,760	6,811,384
Vanguard FTSE All World ex-US Small-Cap ETF	93,185	11,089,015
Vanguard FTSE Developed Markets ETF	192,990	8,605,424
Vanguard FTSE Emerging Markets ETF	325,461	15,351,995
Vanguard Health Care ETF	41,584	6,557,797
Vanguard Information Technology ETF	34,398	6,100,141
Vanguard Intermediate-Term Bond ETF	444	36,190
Vanguard Intermediate-Term Corporate Bond ETF	415,775	35,274,351
Vanguard Materials ETF	16,836	2,258,718
Vanguard Mid-Cap ETF	238,467	36,936,153
Vanguard Real Estate ETF	99,679	7,311,455
Vanguard S&P 500 ETF	145	36,154
Vanguard Short-Term Bond ETF	177,834	13,936,851
Vanguard Short-Term Corporate Bond ETF	192,964	15,139,955
Vanguard Short-Term Inflation-Protected Securities ETF	174,146	8,466,979
Vanguard Small-Cap ETF	91,391	13,322,066
Vanguard Total Bond Market ETF	363,914	28,949,359
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $321,190,865)		$339,430,142
SECURITIES LENDING COLLATERAL – 3.0%
John Hancock Collateral Trust, 1.5822% (E)(F)	2,207,933	22,086,834
TOTAL SECURITIES LENDING COLLATERAL (Cost $22,089,652)		$22,086,834
SHORT-TERM INVESTMENTS – 0.1%
Money market funds – 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (E)	697,147	697,147
TOTAL SHORT-TERM INVESTMENTS (Cost $697,147)		$697,147
Total Investments (Multi-Index Lifestyle Growth Portfolio) (Cost $736,199,115) – 103.1%		$749,559,313
Other assets and liabilities, net – (3.1%)		(22,728,420)
TOTAL NET ASSETS – 100.0%		$726,830,893

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 2-28-18.
(E)	The rate shown is the annualized seven-day yield as of 2-28-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.

44

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 26.1%
Equity - 26.1%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	4,647,581	$60,418,557
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $60,984,723)		$60,418,557
UNAFFILIATED INVESTMENT COMPANIES – 74.0%
Exchange-traded funds – 74.0%
iShares Edge MSCI Min Vol USA ETF	229,916	12,023,457
iShares JP Morgan USD Emerging Markets Bond ETF	62,836	7,071,563
iShares TIPS Bond ETF	34,175	3,824,866
PowerShares Senior Loan Portfolio	419,407	9,688,302
SPDR Bloomberg Barclays High Yield Bond ETF (D)	550,779	19,943,708
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	25,162	692,207
Vanguard Dividend Appreciation ETF	77,947	8,015,290
Vanguard Energy ETF	9,333	850,330
Vanguard FTSE Developed Markets ETF	257	11,460
Vanguard FTSE Emerging Markets ETF	3,777	178,161
Vanguard Intermediate-Term Bond ETF	66,610	5,429,381
Vanguard Intermediate-Term Corporate Bond ETF	418,164	35,477,034
Vanguard Materials ETF	2,125	285,090
Vanguard Mid-Cap ETF	29,690	4,598,683
Vanguard Real Estate ETF	31,608	2,318,447
Vanguard S&P 500 ETF	46	11,470
Vanguard Short-Term Bond ETF	100,451	7,872,345
Vanguard Short-Term Corporate Bond ETF	194,044	15,224,692
Vanguard Short-Term Inflation-Protected Securities ETF	157,165	7,641,362
Vanguard Small-Cap ETF	8,735	1,273,301
Vanguard Total Bond Market ETF	363,122	28,886,355
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $170,876,426)		$171,317,504
SECURITIES LENDING COLLATERAL – 8.4%
John Hancock Collateral Trust, 1.5822% (E)(F)	1,935,044	19,357,020
TOTAL SECURITIES LENDING COLLATERAL (Cost $19,359,338)		$19,357,020
SHORT-TERM INVESTMENTS – 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (E)	120,794	120,794
TOTAL SHORT-TERM INVESTMENTS (Cost $120,794)		$120,794
Total Investments (Multi-Index Lifestyle Moderate Portfolio) (Cost $251,341,281) – 108.5%		$251,213,875
Other assets and liabilities, net – (8.5%)		(19,622,192)
TOTAL NET ASSETS – 100.0%		$231,591,683

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 2-28-18.
(E)	The rate shown is the annualized seven-day yield as of 2-28-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Real Estate Equity Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.9%
Consumer discretionary – 1.7%
Hotels, restaurants and leisure – 1.7%
Hotels, resorts and cruise lines – 1.7%
Hilton Worldwide Holdings, Inc.	6,466	$522,388
Real estate – 95.2%
Equity real estate investment trusts – 95.2%
Diversified REITs – 1.9%
Alexander & Baldwin, Inc.	13,497	296,799
PS Business Parks, Inc.	2,447	271,274
		568,073
Health care REITs – 2.5%
Healthcare Realty Trust, Inc.	28,840	765,702
Hotel and resort REITs – 4.5%
Host Hotels & Resorts, Inc.	30,626	568,419
Pebblebrook Hotel Trust	9,366	318,538
Sunstone Hotel Investors, Inc.	35,227	508,326
		1,395,283
Industrial REITs – 13.1%
DCT Industrial Trust, Inc.	20,164	1,116,077
EastGroup Properties, Inc.	4,690	380,031
Prologis, Inc.	33,537	2,035,025
Terreno Realty Corp.	15,512	516,705
		4,047,838
Office REITs – 22.5%
Alexandria Real Estate Equities, Inc.	7,159	868,458
Boston Properties, Inc.	6,551	778,717
Douglas Emmett, Inc.	32,410	1,158,658
Highwoods Properties, Inc.	7,909	340,166
Hudson Pacific Properties, Inc.	18,078	570,722
JBG SMITH Properties	8,511	277,884
Kilroy Realty Corp.	10,819	736,774
Paramount Group, Inc.	19,952	278,330
SL Green Realty Corp.	12,141	1,176,706
Vornado Realty Trust	11,372	755,897
		6,942,312
Residential REITs – 20.4%
American Campus Communities, Inc.	11,940	435,571
AvalonBay Communities, Inc.	11,277	1,759,438
Camden Property Trust	15,105	1,204,020
Equity Residential	29,460	1,656,536
Essex Property Trust, Inc.	5,591	1,251,434
		6,306,999
Retail REITs – 24.9%
Acadia Realty Trust	17,109	411,985
Federal Realty Investment Trust	5,412	616,643
GGP, Inc.	64,581	1,367,180
Kimco Realty Corp.	38,876	581,585
Regency Centers Corp.	19,759	1,148,195
Simon Property Group, Inc.	9,965	1,529,727
The Macerich Company	18,246	1,075,419
Urban Edge Properties	31,898	688,359
Weingarten Realty Investors	9,821	266,444
		7,685,537
Specialized REITs – 5.4%
Public Storage	6,443	1,252,777
Weyerhaeuser Company	11,868	415,735
		1,668,512
TOTAL COMMON STOCKS (Cost $26,221,486)		$29,902,644

The accompanying notes are an integral part of the financial statements.

45

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 1.7%
Money market funds – 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (A)	522,795	$522,795
TOTAL SHORT-TERM INVESTMENTS (Cost $522,795)		$522,795
Total Investments (Real Estate Equity Fund) (Cost $26,744,281) – 98.6%		$30,425,439
Other assets and liabilities, net – 1.4%		445,286
TOTAL NET ASSETS – 100.0%		$30,870,725

Security Abbreviations and Legend

(A)	The rate shown is the annualized seven-day yield as of 2-28-18.

Real Estate Securities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.8%
Consumer discretionary – 0.8%
Hotels, restaurants and leisure – 0.8%
Hotels, resorts and cruise lines – 0.8%
Extended Stay America, Inc.	160,101	$3,206,823
Information technology – 2.6%
IT services – 2.6%
IT consulting and other services – 2.6%
InterXion Holding NV (A)	152,442	8,582,484
Switch, Inc., Class A (B)	129,534	1,788,865
Real estate – 96.4%
Equity real estate investment trusts – 96.4%
Diversified REITs – 5.0%
Empire State Realty Trust, Inc., Class A	312,067	5,261,450
Forest City Realty Trust, Inc., Class A	173,024	3,680,220
STORE Capital Corp.	463,639	11,053,154
		19,994,824
Health care REITs – 8.4%
CareTrust REIT, Inc.	276,689	3,666,129
HCP, Inc.	530,268	11,475,000
Healthcare Realty Trust, Inc.	308,511	8,190,967
Omega Healthcare Investors, Inc.	147,927	3,769,180
Welltower, Inc.	118,807	6,237,368
		33,338,644
Hotel and resort REITs – 6.5%
LaSalle Hotel Properties	207,613	5,092,747
Pebblebrook Hotel Trust	204,428	6,952,596
Ryman Hospitality Properties, Inc.	84,836	5,850,291
Sunstone Hotel Investors, Inc.	537,952	7,762,647
		25,658,281
Industrial REITs – 11.6%
Americold Realty Trust (A)	233,747	4,207,446
DCT Industrial Trust, Inc.	150,114	8,308,810
Prologis, Inc.	381,871	23,171,932
Rexford Industrial Realty, Inc.	376,840	10,174,680
		45,862,868
Office REITs – 11.8%
Alexandria Real Estate Equities, Inc.	133,093	16,145,512
Boston Properties, Inc.	103,718	12,328,959
Columbia Property Trust, Inc.	211,402	4,403,504
Douglas Emmett, Inc.	316,792	11,325,314
COMMON STOCKS (continued)
JBG SMITH Properties	75,065	$2,450,872
		46,654,161
Residential REITs – 16.8%
Camden Property Trust	195,769	15,604,747
Equity LifeStyle Properties, Inc.	152,884	12,935,515
Equity Residential	203,698	11,453,939
Essex Property Trust, Inc.	43,842	9,813,155
Invitation Homes, Inc.	352,527	7,667,462
UDR, Inc.	279,177	9,385,931
		66,860,749
Retail REITs – 17.0%
Agree Realty Corp.	138,360	6,516,756
GGP, Inc.	346,919	7,344,275
Regency Centers Corp.	148,625	8,636,599
Retail Properties of America, Inc., Class A	487,705	5,832,952
Simon Property Group, Inc.	138,505	21,261,903
Taubman Centers, Inc.	57,288	3,349,056
The Macerich Company	160,862	9,481,206
Urban Edge Properties	242,318	5,229,222
		67,651,969
Specialized REITs – 19.3%
American Tower Corp.	45,558	6,347,596
CoreSite Realty Corp.	79,358	7,447,748
Crown Castle International Corp.	49,701	5,470,092
CubeSmart	414,961	11,125,104
Equinix, Inc.	33,987	13,326,302
Extra Space Storage, Inc.	177,486	15,095,184
Four Corners Property Trust, Inc.	243,736	5,352,443
Public Storage	12,738	2,476,777
VICI Properties, Inc. (A)	229,004	4,477,028
Weyerhaeuser Company	152,758	5,351,113
		76,469,387
TOTAL COMMON STOCKS (Cost $375,410,151)		$396,069,055
SECURITIES LENDING COLLATERAL – 0.2%
John Hancock Collateral Trust, 1.5822% (C)(D)	71,549	715,729
TOTAL SECURITIES LENDING COLLATERAL (Cost $715,776)		$715,729
SHORT-TERM INVESTMENTS – 0.4%
Money market funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (C)	1,499,007	1,499,007
TOTAL SHORT-TERM INVESTMENTS (Cost $1,499,007)		$1,499,007
Total Investments (Real Estate Securities Fund) (Cost $377,624,934) – 100.4%		$398,283,791
Other assets and liabilities, net – (0.4%)		(1,468,289)
TOTAL NET ASSETS – 100.0%		$396,815,502

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 2-28-18.
(C)	The rate shown is the annualized seven-day yield as of 2-28-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.

46

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Science & Technology Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 91.6%
Consumer discretionary – 15.9%
Automobiles – 1.4%
Tesla, Inc. (A)(B)	10,255	$3,518,080
Internet and direct marketing retail – 12.7%
Amazon.com, Inc. (A)	10,353	15,658,396
Booking Holdings, Inc. (A)	3,186	6,480,451
Ctrip.com International, Ltd., ADR (A)	107,248	4,931,263
Flipkart, Ltd. (A)(C)(D)	820	72,253
JD.com, Inc., ADR (A)	4,315	203,452
Netflix, Inc. (A)	14,590	4,251,234
Zalando SE (A)	27,918	1,588,828
		33,185,877
Media – 1.8%
Liberty Global PLC, Series C (A)	125,385	3,765,312
News Corp., Class A	52,240	842,631
		4,607,943
		41,311,900
Health care – 3.9%
Biotechnology – 1.0%
Grifols SA, ADR	39,266	855,999
Shire PLC, ADR	13,701	1,753,728
		2,609,727
Health care equipment and supplies – 1.5%
Becton, Dickinson and Company	4,129	916,721
DexCom, Inc. (A)(B)	24,743	1,389,072
Intuitive Surgical, Inc. (A)	1,922	819,637
Smith & Nephew PLC	46,854	818,017
		3,943,447
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	5,430	378,471
Life sciences tools and services – 0.2%
Illumina, Inc. (A)	2,171	495,031
Pharmaceuticals – 1.1%
Roche Holding AG	11,814	2,728,797
		10,155,473
Industrials – 1.5%
Aerospace and defense – 0.3%
The Boeing Company	1,950	706,310
Commercial services and supplies – 0.4%
Stericycle, Inc. (A)	18,410	1,153,755
Electrical equipment – 0.7%
OSRAM Licht AG	3,931	310,377
Sensata Technologies Holding NV (A)	29,956	1,583,474
		1,893,851
Professional services – 0.1%
51job, Inc., ADR (A)	2,665	174,478
		3,928,394
Information technology – 69.0%
Communications equipment – 4.7%
Arista Networks, Inc. (A)	15,870	4,280,774
Cisco Systems, Inc.	46,070	2,063,015
Lumentum Holdings, Inc. (A)(B)	25,262	1,540,982
Palo Alto Networks, Inc. (A)	24,724	4,286,400
		12,171,171
Electronic equipment, instruments and components – 3.0%
CDW Corp.	12,000	875,160
Cognex Corp.	19,755	1,061,041
Coherent, Inc. (A)	6,430	1,344,899
Corning, Inc.	22,300	648,484
Dolby Laboratories, Inc., Class A	2,895	186,872
Flex, Ltd. (A)	9,760	176,656
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
IPG Photonics Corp. (A)	4,900	$1,203,636
Largan Precision Company, Ltd.	20,000	2,472,118
		7,968,866
Internet software and services – 11.3%
58.com, Inc., ADR (A)	8,850	667,025
Alibaba Group Holding, Ltd., ADR (A)	10,685	1,988,902
Alphabet, Inc., Class A (A)	3,105	3,427,672
Alphabet, Inc., Class C (A)	5,218	5,764,481
Baidu, Inc., ADR (A)	2,465	622,018
Facebook, Inc., Class A (A)	40,146	7,158,835
Mail.Ru Group, Ltd., GDR (A)	50,932	1,825,410
MercadoLibre, Inc.	1,385	537,338
MuleSoft, Inc., Class A (A)	8,176	252,475
NAVER Corp.	2,251	1,667,023
NetEase, Inc., ADR	2,150	630,703
Okta, Inc. (A)	38,555	1,487,837
Tencent Holdings, Ltd.	27,700	1,515,426
Twitter, Inc. (A)	7,410	236,083
Yandex NV, Class A (A)	33,145	1,361,928
Yelp, Inc. (A)	4,845	211,048
		29,354,204
IT services – 6.5%
Amadeus IT Group SA	5,320	390,572
Capgemini SE	2,900	361,471
Cognizant Technology Solutions Corp., Class A	16,440	1,348,409
DXC Technology Company	39,610	4,061,609
Global Payments, Inc.	7,550	856,095
Mastercard, Inc., Class A	2,310	406,006
PayPal Holdings, Inc. (A)	36,150	2,870,672
Sabre Corp.	39,024	896,381
Square, Inc., Class A (A)	97,005	4,467,080
Total System Services, Inc.	10,495	923,035
Visa, Inc., Class A	2,260	277,844
Worldpay, Inc., Class A (A)	2,300	186,944
		17,046,118
Semiconductors and semiconductor equipment – 14.3%
ams AG	945	111,390
ASML Holding NV	2,025	395,665
Broadcom, Ltd.	23,817	5,869,938
Cree, Inc. (A)	32,285	1,221,342
Infineon Technologies AG	51,720	1,399,687
Lam Research Corp.	8,385	1,608,746
Marvell Technology Group, Ltd.	173,055	4,065,062
Maxim Integrated Products, Inc.	9,200	560,648
Microchip Technology, Inc.	24,645	2,191,680
Micron Technology, Inc. (A)	123,014	6,004,313
Microsemi Corp. (A)	17,868	1,159,633
NVIDIA Corp.	8,475	2,050,950
ON Semiconductor Corp. (A)	18,760	448,739
QUALCOMM, Inc.	90,508	5,883,020
STR Holdings, Inc. (A)	161,722	40,479
Teradyne, Inc.	22,575	1,024,905
Texas Instruments, Inc.	22,609	2,449,685
Xilinx, Inc.	9,451	673,384
		37,159,266
Software – 24.9%
Adobe Systems, Inc. (A)	935	195,537
Atlassian Corp. PLC, Class A (A)	1,685	91,479
Autodesk, Inc. (A)	3,370	395,874
FireEye, Inc. (A)	23,825	395,257
Guidewire Software, Inc. (A)	3,275	263,048

The accompanying notes are an integral part of the financial statements.

47

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
HubSpot, Inc. (A)	4,540	$504,167
Intuit, Inc.	23,225	3,875,324
Micro Focus International PLC	10,475	295,550
Microsoft Corp.	161,311	15,126,132
Nintendo Company, Ltd.	2,200	1,002,891
Paycom Software, Inc. (A)(B)	31,165	3,082,842
Proofpoint, Inc. (A)	30,655	3,285,296
Red Hat, Inc. (A)	44,563	6,568,586
RingCentral, Inc., Class A (A)	21,480	1,345,722
salesforce.com, Inc. (A)	73,749	8,573,321
ServiceNow, Inc. (A)	32,400	5,216,724
Sophos Group PLC (E)	258,519	1,757,050
Splunk, Inc. (A)	11,267	1,050,084
Symantec Corp.	60,488	1,590,230
Synopsys, Inc. (A)	13,227	1,119,930
Tableau Software, Inc., Class A (A)	15,121	1,234,932
Take-Two Interactive Software, Inc. (A)	11,935	1,335,168
Temenos Group AG (A)	6,345	737,696
VMware, Inc., Class A (A)(B)	11,435	1,506,561
Workday, Inc., Class A (A)	33,783	4,279,293
		64,828,694
Technology hardware, storage and peripherals – 4.3%
Apple, Inc.	23,065	4,108,338
HP, Inc.	17,015	397,981
NetApp, Inc.	78,065	4,726,836
Pure Storage, Inc., Class A (A)	39,665	859,541
Samsung Electronics Company, Ltd.	572	1,242,996
		11,335,692
		179,864,011
Materials – 0.5%
Chemicals – 0.5%
DowDuPont, Inc.	19,673	1,383,012
Real estate – 0.5%
Equity real estate investment trusts – 0.5%
Equinix, Inc.	3,545	1,389,995
Telecommunication services – 0.3%
Wireless telecommunication services – 0.3%
SoftBank Group Corp.	8,000	659,175
TOTAL COMMON STOCKS (Cost $181,458,896)		$238,691,960
PREFERRED SECURITIES – 1.3%
Consumer discretionary – 0.3%
Internet and direct marketing retail – 0.3%
Flipkart, Ltd., Series A (A)(C)(D)	280	24,672
Flipkart, Ltd., Series C (A)(C)(D)	494	43,528
Flipkart, Ltd., Series E (A)(C)(D)	918	80,888
Flipkart, Ltd., Series G (A)(C)(D)	5,439	651,375
		800,463
Information technology – 1.0%
Internet software and services – 1.0%
Airbnb, Inc., Series E (A)(C)(D)	16,398	1,725,890
Xiaoju Kuaizhi, Inc. (A)(C)(D)	16,798	855,557
		2,581,447
TOTAL PREFERRED SECURITIES (Cost $2,831,530)		$3,381,910
EXCHANGE-TRADED FUNDS – 2.6%
Altaba, Inc. (A)	88,745	6,642,563
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,630,970)		$6,642,563
SECURITIES LENDING COLLATERAL – 4.1%
John Hancock Collateral Trust, 1.5822% (F)(G)	1,081,108	$10,814,756
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,815,231)		$10,814,756
SHORT-TERM INVESTMENTS – 4.1%
Money market funds – 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (F)	2,191,284	2,191,284
T. Rowe Price Government Money Fund, 1.3696% (F)	7,506,493	7,506,493
		9,697,777
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $984,015 on 3-1-18, collateralized by $1,010,000 Federal Home Loan Bank, 0.000% due 4-25-18 (valued at $1,007,471, including interest)	$984,000	984,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,681,777)		$10,681,777
Total Investments (Science & Technology Fund) (Cost $209,418,404) – 103.7%		$270,212,966
Other assets and liabilities, net – (3.7%)		(9,683,910)
TOTAL NET ASSETS – 100.0%		$260,529,056

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 2-28-18.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 2-28-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.5%
Consumer discretionary – 16.1%
Hotels, restaurants and leisure – 6.5%
Boyd Gaming Corp. (A)	113,365	$4,010,854
Marriott Vacations Worldwide Corp.	23,575	3,312,288
Planet Fitness, Inc., Class A (B)	168,010	6,213,010
Wingstop, Inc. (A)	39,234	1,777,693
		15,313,845
Household durables – 1.9%
TopBuild Corp. (B)	34,102	2,374,863
TRI Pointe Group, Inc. (B)	131,727	2,019,375
		4,394,238
Internet and direct marketing retail – 1.8%
Shutterfly, Inc. (B)	29,640	2,274,277

The accompanying notes are an integral part of the financial statements.

48

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Wayfair, Inc., Class A (B)	26,588	$2,058,443
		4,332,720
Specialty retail – 1.0%
Floor & Decor Holdings, Inc., Class A (B)	51,310	2,312,542
Textiles, apparel and luxury goods – 4.9%
Carter’s, Inc.	29,310	3,419,891
Oxford Industries, Inc.	29,594	2,365,152
Skechers U.S.A., Inc., Class A (B)	77,414	3,167,781
Under Armour, Inc., Class A (A)(B)	17,269	286,320
Under Armour, Inc., Class C (A)(B)	144,973	2,181,844
		11,420,988
		37,774,333
Consumer staples – 3.1%
Food and staples retailing – 1.5%
Performance Food Group Company (B)	111,315	3,411,805
Food products – 1.6%
Blue Buffalo Pet Products, Inc. (B)	94,232	3,774,934
		7,186,739
Energy – 1.4%
Oil, gas and consumable fuels – 1.4%
Alta Mesa Resources, Inc. (B)	135,419	1,000,746
Centennial Resource Development, Inc., Class A (A)(B)	121,161	2,311,752
		3,312,498
Financials – 7.0%
Banks – 5.1%
MB Financial, Inc.	63,088	2,587,239
Sterling Bancorp	158,673	3,689,147
Texas Capital Bancshares, Inc. (B)	19,332	1,743,746
Union Bankshares Corp.	41,190	1,539,682
Western Alliance Bancorp (B)	41,842	2,446,083
		12,005,897
Mortgage real estate investment trusts – 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	59,476	1,046,778
Thrifts and mortgage finance – 1.4%
MGIC Investment Corp. (B)	244,599	3,373,020
		16,425,695
Health care – 19.8%
Biotechnology – 9.8%
Aimmune Therapeutics, Inc. (B)	18,300	594,750
Amicus Therapeutics, Inc. (B)	85,017	1,169,834
BeiGene, Ltd., ADR (A)(B)	4,100	588,227
Bluebird Bio, Inc. (B)	8,531	1,714,731
Blueprint Medicines Corp. (B)	21,003	1,818,020
CRISPR Therapeutics AG (B)	26,500	1,284,190
Exact Sciences Corp. (B)	84,060	3,749,917
Galapagos NV, ADR (A)(B)	13,890	1,447,477
Global Blood Therapeutics, Inc. (B)	17,148	1,005,730
Ionis Pharmaceuticals, Inc. (B)	21,130	1,116,087
Ironwood Pharmaceuticals, Inc. (A)(B)	55,262	784,720
Loxo Oncology, Inc. (A)(B)	9,392	1,044,578
MiMedx Group, Inc. (A)(B)	40,178	284,862
Neurocrine Biosciences, Inc. (B)	22,944	1,937,162
Portola Pharmaceuticals, Inc. (B)	27,498	1,163,715
Sage Therapeutics, Inc. (B)	12,835	2,071,056
Spark Therapeutics, Inc. (B)	14,210	811,391
TESARO, Inc. (A)(B)	6,998	386,500
		22,972,947
COMMON STOCKS (continued)
Health care equipment and supplies – 4.3%
DexCom, Inc. (A)(B)	24,355	$1,367,290
Globus Medical, Inc., Class A (B)	29,365	1,398,949
Inogen, Inc. (B)	3,799	458,995
Insulet Corp. (B)	65,564	4,923,201
OraSure Technologies, Inc. (B)	108,597	1,874,384
		10,022,819
Health care providers and services – 0.7%
HealthEquity, Inc. (B)	22,721	1,308,275
Molina Healthcare, Inc. (B)	5,127	370,682
		1,678,957
Health care technology – 0.4%
Veeva Systems, Inc., Class A (B)	14,433	1,005,980
Life sciences tools and services – 1.1%
PRA Health Sciences, Inc. (B)	30,639	2,573,676
Pharmaceuticals – 3.5%
Aerie Pharmaceuticals, Inc. (B)	40,819	2,087,892
Dermira, Inc. (B)	42,705	1,097,946
MyoKardia, Inc. (B)	25,417	1,479,269
Nektar Therapeutics (B)	32,332	2,798,658
Revance Therapeutics, Inc. (B)	21,503	665,518
		8,129,283
		46,383,662
Industrials – 15.8%
Airlines – 1.4%
JetBlue Airways Corp. (B)	158,374	3,333,773
Building products – 0.8%
JELD-WEN Holding, Inc. (B)	60,542	1,886,489
Commercial services and supplies – 1.4%
The Brink’s Company	45,362	3,334,107
Electrical equipment – 1.0%
EnerSys	32,739	2,281,581
Machinery – 6.7%
Actuant Corp., Class A	46,345	1,052,032
Altra Industrial Motion Corp.	37,470	1,626,198
Astec Industries, Inc.	30,343	1,787,203
ITT, Inc.	61,491	3,085,618
Rexnord Corp. (B)	180,550	5,232,339
SPX FLOW, Inc. (B)	61,904	3,018,439
		15,801,829
Professional services – 0.2%
WageWorks, Inc. (B)	7,623	399,826
Road and rail – 2.2%
Knight-Swift Transportation Holdings, Inc.	49,483	2,383,101
Schneider National, Inc., Class B (A)	106,323	2,749,513
		5,132,614
Trading companies and distributors – 2.1%
Beacon Roofing Supply, Inc. (B)	30,025	1,588,623
BMC Stock Holdings, Inc. (B)	73,101	1,370,644
Kaman Corp.	33,230	2,034,341
		4,993,608
		37,163,827
Information technology – 28.6%
Electronic equipment, instruments and components – 3.5%
II-VI, Inc. (B)	59,906	2,306,381
Zebra Technologies Corp., Class A (B)	42,050	5,808,787
		8,115,168
Internet software and services – 13.8%
2U, Inc. (A)(B)	57,146	4,730,546
Cloudera, Inc. (B)	125,024	2,381,707
CoStar Group, Inc. (B)	10,673	3,651,553

The accompanying notes are an integral part of the financial statements.

49

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Five9, Inc. (B)	63,941	$1,941,249
GoDaddy, Inc., Class A (B)	56,882	3,402,112
GrubHub, Inc. (B)	18,130	1,802,303
Mimecast, Ltd. (B)	112,116	3,894,910
Okta, Inc. (B)	88,067	3,398,506
Quotient Technology, Inc. (B)	41,788	549,512
The Trade Desk, Inc., Class A (A)(B)	43,137	2,426,888
Wix.com, Ltd. (B)	31,192	2,340,956
Zillow Group, Inc., Class C (B)	37,474	1,786,386
		32,306,628
IT services – 3.2%
EPAM Systems, Inc. (B)	26,985	3,052,543
ManTech International Corp., Class A	49,889	2,812,243
Science Applications International Corp.	24,592	1,780,215
		7,645,001
Semiconductors and semiconductor equipment – 2.7%
Axcelis Technologies, Inc. (B)	52,495	1,283,503
Entegris, Inc.	76,054	2,524,993
Tower Semiconductor, Ltd. (B)	85,203	2,472,591
		6,281,087
Software – 5.4%
DraftKings, Inc. (B)(C)(D)	151,487	239,349
Fair Isaac Corp.	18,629	3,165,812
Guidewire Software, Inc. (B)	32,937	2,645,500
HubSpot, Inc. (B)	28,407	3,154,597
Proofpoint, Inc. (B)	15,395	1,649,882
Zendesk, Inc. (B)	43,465	1,876,819
		12,731,959
		67,079,843
Materials – 4.4%
Chemicals – 2.0%
Ferro Corp. (B)	118,619	2,537,260
Ingevity Corp. (B)	30,454	2,281,309
		4,818,569
Construction materials – 0.9%
Summit Materials, Inc., Class A (B)	64,582	2,042,729
Metals and mining – 1.5%
Carpenter Technology Corp.	68,531	3,490,969
		10,352,267
Real estate – 1.9%
Equity real estate investment trusts – 1.4%
CoreSite Realty Corp.	11,622	1,090,725
Corporate Office Properties Trust	54,320	1,355,827
LaSalle Hotel Properties	39,469	968,175
		3,414,727
Real estate management and development – 0.5%
Kennedy-Wilson Holdings, Inc.	68,934	1,127,071
		4,541,798
Telecommunication services – 0.4%
Diversified telecommunication services – 0.4%
Vonage Holdings Corp. (B)	92,149	935,312
TOTAL COMMON STOCKS (Cost $176,973,712)		$231,155,974
PREFERRED SECURITIES – 1.0%
Consumer discretionary – 0.2%
Diversified consumer services – 0.2%
The Honest Company, Inc., Series D (B)(C)(D)	12,795	472,136
PREFERRED SECURITIES (continued)
Information technology – 0.8%
Software – 0.8%
MarkLogic Corp., Series F (B)(C)(D)	72,325	$771,708
Zuora, Inc., Series F (B)(C)(D)	192,994	1,175,333
		1,947,041
TOTAL PREFERRED SECURITIES (Cost $2,158,674)		$2,419,177
SECURITIES LENDING COLLATERAL – 7.6%
John Hancock Collateral Trust, 1.5822% (E)(F)	1,778,236	17,788,409
TOTAL SECURITIES LENDING COLLATERAL (Cost $17,789,018)		$17,788,409
SHORT-TERM INVESTMENTS – 0.5%
Repurchase agreement – 0.5%
Deutsche Bank Tri-Party Repurchase Agreement dated 2-28-18 at 1.400% to be repurchased at $1,200,047 on 3-1-18, collateralized by $1,253,700 U.S. Treasury Bonds, 3.000% due 11-15-45 (valued at $1,224,060, including interest)	$1,200,000	1,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,200,000)		$1,200,000
Total Investments (Small Cap Stock Fund) (Cost $198,121,404) – 107.6%		$252,563,560
Other assets and liabilities, net – (7.6%)		(17,840,432)
TOTAL NET ASSETS – 100.0%		$234,723,128

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 2-28-18.
(B)	Non-income producing security.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 2-28-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Company Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.1%
Consumer discretionary – 15.0%
Auto components – 3.7%
Dana, Inc.	207,708	$5,518,802
LCI Industries	65,025	7,107,233
		12,626,035
Hotels, restaurants and leisure – 2.5%
Planet Fitness, Inc., Class A (A)	104,672	3,870,771
Wingstop, Inc.	100,471	4,552,341
		8,423,112
Household durables – 1.8%
LGI Homes, Inc. (A)	105,268	5,957,116
Internet and direct marketing retail – 1.2%
Nutrisystem, Inc.	137,346	4,223,390
Multiline retail – 1.7%
Ollie’s Bargain Outlet Holdings, Inc. (A)	94,674	5,618,902

The accompanying notes are an integral part of the financial statements.

50

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail – 2.1%
The Children’s Place, Inc.	50,442	$7,177,897
Textiles, apparel and luxury goods – 2.0%
Wolverine World Wide, Inc.	227,121	6,650,103
		50,676,555
Energy – 1.6%
Oil, gas and consumable fuels – 1.6%
Callon Petroleum Company (A)	500,694	5,292,336
Financials – 10.9%
Banks – 4.3%
Ameris Bancorp	146,672	7,795,617
Eagle Bancorp, Inc. (A)	108,489	6,623,253
		14,418,870
Consumer finance – 4.8%
FirstCash, Inc.	112,433	8,286,312
Green Dot Corp., Class A (A)	120,119	7,823,350
		16,109,662
Thrifts and mortgage finance – 1.8%
LendingTree, Inc. (A)	17,717	6,174,375
		36,702,907
Health care – 23.0%
Biotechnology – 5.0%
Exact Sciences Corp. (A)	95,171	4,245,578
Ligand Pharmaceuticals, Inc. (A)	33,529	5,092,720
Puma Biotechnology, Inc. (A)	68,324	4,464,973
Repligen Corp. (A)	93,711	3,213,350
		17,016,621
Health care equipment and supplies – 3.5%
ICU Medical, Inc. (A)	20,815	4,813,469
Masimo Corp. (A)	79,843	6,988,658
		11,802,127
Health care providers and services – 5.6%
AMN Healthcare Services, Inc. (A)	152,041	8,461,082
Diplomat Pharmacy, Inc. (A)	289,256	6,028,095
PetIQ, Inc. (A)	206,410	4,520,379
		19,009,556
Health care technology – 4.2%
Medidata Solutions, Inc. (A)	105,018	6,895,482
Vocera Communications, Inc. (A)	259,548	7,137,570
		14,033,052
Life sciences tools and services – 1.9%
Cambrex Corp. (A)	125,159	6,502,010
Pharmaceuticals – 2.8%
GW Pharmaceuticals PLC, ADR (A)	19,426	2,207,571
Horizon Pharma PLC (A)	501,217	7,307,742
		9,515,313
		77,878,679
Industrials – 19.9%
Aerospace and defense – 2.1%
KLX, Inc. (A)	104,396	7,065,521
Building products – 1.6%
American Woodmark Corp. (A)	42,902	5,508,617
Construction and engineering – 3.0%
MasTec, Inc. (A)	196,895	10,031,800
Machinery – 4.2%
Altra Industrial Motion Corp.	168,907	7,330,564
Kennametal, Inc.	168,996	6,962,635
		14,293,199
COMMON STOCKS (continued)
Professional services – 1.7%
Insperity, Inc.	89,021	$5,813,071
Road and rail – 2.6%
Saia, Inc. (A)	121,096	8,797,624
Trading companies and distributors – 4.7%
Applied Industrial Technologies, Inc.	119,485	8,411,744
Rush Enterprises, Inc., Class A (A)	172,732	7,342,837
		15,754,581
		67,264,413
Information technology – 22.6%
Communications equipment – 2.2%
Extreme Networks, Inc. (A)	638,732	7,287,932
Electronic equipment, instruments and components – 1.4%
Rogers Corp. (A)	34,878	4,789,447
Internet software and services – 8.6%
Carbonite, Inc. (A)	323,479	9,105,934
Five9, Inc. (A)	251,512	7,635,904
GrubHub, Inc. (A)	52,946	5,263,362
Mimecast, Ltd. (A)	206,232	7,164,500
		29,169,700
IT services – 1.6%
Virtusa Corp. (A)	114,946	5,485,223
Semiconductors and semiconductor equipment – 3.5%
Entegris, Inc.	239,506	7,951,599
MKS Instruments, Inc.	34,520	3,843,802
		11,795,401
Software – 5.3%
HubSpot, Inc. (A)	36,678	4,073,092
Proofpoint, Inc. (A)	95,065	10,188,116
Qualys, Inc. (A)	47,765	3,536,998
		17,798,206
		76,325,909
Materials – 5.1%
Chemicals – 5.1%
Ferro Corp. (A)	174,057	3,723,079
KMG Chemicals, Inc.	107,146	6,425,546
Koppers Holdings, Inc. (A)	175,677	7,097,351
		17,245,976
TOTAL COMMON STOCKS (Cost $332,835,578)		$331,386,775
SHORT-TERM INVESTMENTS – 1.6%
Money market funds – 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (B)	5,271,958	5,271,958
TOTAL SHORT-TERM INVESTMENTS (Cost $5,271,958)		$5,271,958
Total Investments (Small Company Growth Fund) (Cost $338,107,536) – 99.7%		$336,658,733
Other assets and liabilities, net – 0.3%		982,503
TOTAL NET ASSETS – 100.0%		$337,641,236

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-18.

The accompanying notes are an integral part of the financial statements.

51

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.8%
Consumer discretionary – 10.4%
Auto components – 1.6%
Dorman Products, Inc. (A)	28,900	$1,994,100
LCI Industries	22,200	2,426,460
		4,420,560
Distributors – 0.9%
Pool Corp.	18,100	2,498,343
Diversified consumer services – 1.2%
American Public Education, Inc. (A)	43,800	1,346,850
Capella Education Company	26,700	2,074,590
		3,421,440
Hotels, restaurants and leisure – 0.9%
ILG, Inc.	54,800	1,663,728
Red Robin Gourmet Burgers, Inc. (A)	17,600	944,240
		2,607,968
Household durables – 1.1%
Cavco Industries, Inc. (A)	14,300	2,275,130
CSS Industries, Inc.	34,300	631,463
		2,906,593
Media – 0.9%
Cable One, Inc.	2,536	1,726,915
Scholastic Corp.	20,300	739,123
		2,466,038
Specialty retail – 2.5%
Aaron’s, Inc.	65,400	3,022,134
Express, Inc. (A)	91,200	658,464
Lumber Liquidators Holdings, Inc. (A)(B)	66,104	1,530,969
Party City Holdco, Inc. (A)(B)	78,435	1,133,386
Sportsman’s Warehouse Holdings, Inc. (A)(B)	101,463	492,096
		6,837,049
Textiles, apparel and luxury goods – 1.3%
Crocs, Inc. (A)	57,500	703,800
Culp, Inc.	37,400	1,039,720
Steven Madden, Ltd. (A)	40,692	1,786,379
		3,529,899
		28,687,890
Consumer staples – 4.0%
Food and staples retailing – 0.8%
PriceSmart, Inc.	18,100	1,425,375
SpartanNash Company	43,500	729,495
		2,154,870
Food products – 2.4%
Nomad Foods, Ltd. (A)	186,200	3,051,816
Pinnacle Foods, Inc.	21,900	1,181,724
Post Holdings, Inc. (A)	21,100	1,598,958
The Simply Good Foods Company (A)	64,590	872,611
		6,705,109
Household products – 0.6%
Energizer Holdings, Inc.	28,800	1,569,024
Tobacco – 0.2%
Vector Group, Ltd. (B)	35,580	713,023
		11,142,026
Energy – 4.8%
Energy equipment and services – 1.4%
Frank’s International NV (B)	173,300	906,359
Keane Group, Inc. (A)(B)	62,200	967,210
Oceaneering International, Inc.	48,100	884,078
TETRA Technologies, Inc. (A)	267,000	969,210
		3,726,857
COMMON STOCKS (continued)
Oil, gas and consumable fuels – 3.4%
Andeavor	16,629	$1,490,291
Centennial Resource Development, Inc., Class A (A)(B)	112,600	2,148,408
International Seaways, Inc. (A)	10,859	176,676
Jagged Peak Energy, Inc. (A)(B)	65,400	804,420
Matador Resources Company (A)	90,400	2,608,944
WPX Energy, Inc. (A)	155,000	2,190,150
		9,418,889
		13,145,746
Financials – 31.2%
Banks – 18.6%
Atlantic Capital Bancshares, Inc. (A)	46,107	797,651
BankUnited, Inc.	87,400	3,515,228
CoBiz Financial, Inc.	104,200	1,975,632
Columbia Banking System, Inc.	72,100	3,012,338
East West Bancorp, Inc.	75,495	4,948,697
First Hawaiian, Inc.	34,028	945,638
Glacier Bancorp, Inc.	67,400	2,621,860
Heritage Financial Corp.	40,850	1,215,288
Home BancShares, Inc.	205,800	4,731,342
Hope Bancorp, Inc.	90,000	1,625,400
Howard Bancorp, Inc. (A)	36,204	651,672
Live Oak Bancshares, Inc.	35,006	913,657
National Bank Holdings Corp., Class A	69,350	2,260,117
Pinnacle Financial Partners, Inc.	18,600	1,200,630
Popular, Inc.	61,200	2,571,012
Prosperity Bancshares, Inc.	44,200	3,315,000
South State Corp.	8,996	779,953
SVB Financial Group (A)	15,136	3,768,561
Synovus Financial Corp.	24,100	1,188,130
Texas Capital Bancshares, Inc. (A)	25,900	2,336,180
Towne Bank	85,500	2,441,025
Webster Financial Corp.	39,980	2,182,108
Wintrust Financial Corp.	29,100	2,459,241
		51,456,360
Capital markets – 3.5%
Cboe Global Markets, Inc.	20,479	2,293,853
Hercules Capital, Inc.	122,700	1,478,535
Houlihan Lokey, Inc.	28,526	1,324,177
Janus Henderson Group PLC	8,563	302,616
Main Street Capital Corp. (B)	27,200	968,048
Safeguard Scientifics, Inc. (A)	42,000	512,400
Stifel Financial Corp.	18,100	1,156,047
TPG Specialty Lending, Inc.	50,600	912,824
Virtus Investment Partners, Inc.	5,905	726,610
		9,675,110
Consumer finance – 1.3%
Green Dot Corp., Class A (A)	54,900	3,575,637
Insurance – 3.0%
Assured Guaranty, Ltd.	38,002	1,314,109
Employers Holdings, Inc.	34,250	1,340,888
Kinsale Capital Group, Inc.	24,356	1,193,444
ProAssurance Corp.	47,000	2,246,600
Safety Insurance Group, Inc.	13,100	934,685
State Auto Financial Corp.	41,500	1,144,570
		8,174,296
Mortgage real estate investment trusts – 0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	68,701	1,209,138
Redwood Trust, Inc.	58,900	862,885
		2,072,023

The accompanying notes are an integral part of the financial statements.

52

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance – 4.0%
Beneficial Bancorp, Inc.	106,631	$1,599,465
Meridian Bancorp, Inc.	65,700	1,317,285
PCSB Financial Corp. (A)	48,822	936,894
PDL Community Bancorp (A)	48,231	701,279
Radian Group, Inc.	123,300	2,530,116
Sterling Bancorp, Inc.	50,211	702,954
United Financial Bancorp, Inc.	104,700	1,633,320
WSFS Financial Corp.	35,600	1,698,120
		11,119,433
		86,072,859
Health care – 7.0%
Biotechnology – 0.3%
Puma Biotechnology, Inc. (A)	10,200	666,570
Health care equipment and supplies – 4.6%
Atrion Corp.	5,202	3,063,458
Haemonetics Corp. (A)	23,800	1,687,420
Halyard Health, Inc. (A)	54,100	2,671,458
Quidel Corp. (A)	61,800	2,695,716
West Pharmaceutical Services, Inc.	29,100	2,538,102
		12,656,154
Health care providers and services – 2.1%
Molina Healthcare, Inc. (A)(B)	15,400	1,113,420
Select Medical Holdings Corp. (A)	76,000	1,375,600
The Ensign Group, Inc.	53,700	1,433,790
WellCare Health Plans, Inc. (A)	10,000	1,939,100
		5,861,910
		19,184,634
Industrials – 13.4%
Aerospace and defense – 1.2%
Cubic Corp.	13,741	843,697
Triumph Group, Inc. (B)	89,200	2,493,140
		3,336,837
Building products – 0.6%
Universal Forest Products, Inc.	48,100	1,584,414
Commercial services and supplies – 1.8%
Brady Corp., Class A	30,100	1,125,740
Matthews International Corp., Class A	18,400	943,000
McGrath RentCorp	36,567	1,851,022
MSA Safety, Inc.	13,900	1,120,757
		5,040,519
Construction and engineering – 0.7%
Aegion Corp. (A)	83,800	1,924,048
Electrical equipment – 0.4%
Thermon Group Holdings, Inc. (A)	42,400	925,168
Machinery – 3.5%
Blue Bird Corp. (A)(B)	43,500	1,009,200
CIRCOR International, Inc.	27,100	1,273,700
ESCO Technologies, Inc.	43,000	2,532,700
Hillenbrand, Inc.	25,070	1,100,573
Lydall, Inc. (A)	5,062	243,735
RBC Bearings, Inc. (A)(B)	14,600	1,759,300
Sun Hydraulics Corp.	31,291	1,624,629
		9,543,837
Marine – 0.4%
Kirby Corp. (A)	15,600	1,170,000
Professional services – 1.1%
FTI Consulting, Inc. (A)	33,100	1,578,539
Navigant Consulting, Inc. (A)	75,900	1,508,892
		3,087,431
COMMON STOCKS (continued)
Road and rail – 2.6%
Genesee & Wyoming, Inc., Class A (A)	25,000	$1,738,250
Landstar System, Inc.	40,867	4,446,330
Universal Logistics Holdings, Inc.	44,600	985,660
		7,170,240
Trading companies and distributors – 1.1%
Beacon Roofing Supply, Inc. (A)	41,565	2,199,204
Kaman Corp.	14,001	857,141
		3,056,345
		36,838,839
Information technology – 9.8%
Communications equipment – 0.5%
Harmonic, Inc. (A)	324,155	980,569
Lumentum Holdings, Inc. (A)(B)	5,900	359,900
		1,340,469
Electronic equipment, instruments and components – 5.5%
Badger Meter, Inc.	22,700	1,080,520
Belden, Inc.	47,600	3,461,948
Knowles Corp. (A)	118,100	1,705,364
Littelfuse, Inc.	23,174	4,808,605
Mesa Laboratories, Inc. (B)	5,200	681,200
Methode Electronics, Inc.	32,700	1,290,015
SYNNEX Corp.	17,456	2,158,434
		15,186,086
Internet software and services – 0.7%
GTT Communications, Inc. (A)	20,000	1,032,000
Q2 Holdings, Inc. (A)	17,300	788,015
		1,820,015
IT services – 1.1%
Conduent, Inc. (A)	78,800	1,489,320
CSRA, Inc.	40,600	1,645,518
		3,134,838
Semiconductors and semiconductor equipment – 1.2%
Cabot Microelectronics Corp.	15,900	1,620,210
MaxLinear, Inc. (A)	35,800	813,734
Rudolph Technologies, Inc. (A)	31,900	846,945
		3,280,889
Software – 0.8%
Callidus Software, Inc. (A)	46,100	1,654,990
Zendesk, Inc. (A)	16,200	699,516
		2,354,506
		27,116,803
Materials – 5.3%
Chemicals – 2.0%
American Vanguard Corp.	51,500	1,004,250
Innospec, Inc.	4,622	300,199
KMG Chemicals, Inc.	44,281	2,655,532
Minerals Technologies, Inc.	23,500	1,614,450
		5,574,431
Containers and packaging – 0.8%
Myers Industries, Inc.	107,600	2,039,020
Metals and mining – 1.8%
Carpenter Technology Corp.	44,300	2,256,642
Constellium NV, Class A (A)	93,200	1,081,120
New Gold, Inc. (A)	181,900	458,388
Reliance Steel & Aluminum Company	13,800	1,244,346
		5,040,496
Paper and forest products – 0.7%
Clearwater Paper Corp. (A)	52,688	1,981,069
		14,635,016

The accompanying notes are an integral part of the financial statements.

53

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate – 7.4%
Equity real estate investment trusts – 7.4%
Acadia Realty Trust	55,140	$1,327,771
American Assets Trust, Inc.	14,081	446,649
American Campus Communities, Inc.	25,230	920,390
Cedar Realty Trust, Inc.	400,800	1,591,176
Douglas Emmett, Inc.	35,300	1,261,975
EastGroup Properties, Inc.	27,100	2,195,913
Healthcare Realty Trust, Inc.	43,600	1,157,580
JBG SMITH Properties	49,993	1,632,271
Kilroy Realty Corp.	21,300	1,450,530
PotlatchDeltic Corp.	40,300	2,061,345
PS Business Parks, Inc.	14,900	1,651,814
Retail Opportunity Investments Corp.	44,300	760,188
Saul Centers, Inc.	27,200	1,330,896
Sunstone Hotel Investors, Inc.	69,200	998,556
Terreno Realty Corp.	15,955	531,461
Washington Real Estate Investment Trust	48,672	1,230,428
		20,548,943
Utilities – 5.5%
Electric utilities – 2.1%
El Paso Electric Company	27,300	1,326,780
MGE Energy, Inc.	6,900	362,250
PNM Resources, Inc.	79,800	2,808,960
Portland General Electric Company	32,000	1,271,360
		5,769,350
Gas utilities – 2.3%
Atmos Energy Corp.	18,000	1,448,820
Chesapeake Utilities Corp.	35,000	2,332,750
ONE Gas, Inc.	41,800	2,658,062
		6,439,632
Multi-utilities – 0.7%
NorthWestern Corp.	35,900	1,833,772
Water utilities – 0.4%
California Water Service Group	32,300	1,225,785
		15,268,539
TOTAL COMMON STOCKS (Cost $171,773,471)		$272,641,295
WARRANTS – 0.0%
The Simply Good Foods Company (Expiration Date: 7-7-22; Strike Price: $11.50) (A)	12,533	42,738
TOTAL WARRANTS (Cost $25,192)		$42,738
SECURITIES LENDING COLLATERAL – 3.8%
John Hancock Collateral Trust, 1.5822% (C)(D)	1,061,338	10,616,987
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,617,267)		$10,616,987
SHORT-TERM INVESTMENTS – 1.2%
Money market funds – 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (C)	405,831	405,831
T. Rowe Price Government Money Fund, 1.3696% (C)	2,883,586	2,883,586
		3,289,417
TOTAL SHORT-TERM INVESTMENTS (Cost $3,289,417)		$3,289,417
Total Investments (Small Company Value Fund) (Cost $185,705,347) – 103.8%		$286,590,437
Other assets and liabilities, net – (3.8%)		(10,539,060)
TOTAL NET ASSETS – 100.0%		$276,051,377

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 2-28-18.
(C)	The rate shown is the annualized seven-day yield as of 2-28-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 95.5%
Consumer discretionary – 11.7%
Auto components – 0.7%
Aisin Seiki Company, Ltd.	33,400	$1,943,779
American Axle & Manufacturing Holdings, Inc. (A)	17,947	264,898
Aptiv PLC	31,299	2,858,538
BorgWarner, Inc.	24,555	1,205,159
Bridgestone Corp.	123,700	5,490,990
Cheng Shin Rubber Industry Company, Ltd.	267,730	458,855
Cie Generale des Etablissements Michelin SCA	16,188	2,488,172
Continental AG	9,084	2,482,164
Cooper Tire & Rubber Company	19,352	606,685
Cooper-Standard Holdings, Inc. (A)	3,136	382,090
Dana, Inc.	54,682	1,452,901
Delphi Technologies PLC	17,571	839,015
Denso Corp.	90,516	5,283,222
Dorman Products, Inc. (A)	4,889	337,341
Faurecia SA	7,137	596,732
Fox Factory Holding Corp. (A)	6,405	240,508
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	73,600	293,772
Gentex Corp.	55,298	1,255,818
Gentherm, Inc. (A)	6,649	204,789
GKN PLC	296,895	1,787,721
Hankook Tire Company, Ltd.	9,785	534,394
Hanon Systems	24,989	288,673
Horizon Global Corp. (A)	4,637	38,209
Hyundai Mobis Company, Ltd.	9,040	1,902,338
Hyundai Wia Corp.	2,390	128,589
Koito Manufacturing Company, Ltd.	21,276	1,468,032
LCI Industries	4,411	482,122
Linamar Corp.	7,397	405,013
Magna International, Inc.	51,440	2,830,162
Minth Group, Ltd.	108,500	636,721
Modine Manufacturing Company (A)	9,081	208,863
Motorcar Parts of America, Inc. (A)	3,525	71,840
Nexteer Automotive Group, Ltd. (A)	128,996	284,739
NGK Spark Plug Company, Ltd.	30,300	765,369
NOK Corp.	18,000	383,646
Nokian Renkaat OYJ	8,067	369,767
Shiloh Industries, Inc. (A)	2,705	19,719
Standard Motor Products, Inc.	3,943	183,980
Stanley Electric Company, Ltd.	26,500	1,033,074
Stoneridge, Inc. (A)	4,854	105,623
Sumitomo Electric Industries, Ltd.	143,400	2,262,016
Sumitomo Rubber Industries, Ltd.	32,300	615,668
Superior Industries International, Inc.	4,456	64,389
Tenneco, Inc.	9,257	486,455
The Goodyear Tire & Rubber Company	31,265	904,809
The Yokohama Rubber Company, Ltd.	22,600	555,034
Tower International, Inc.	3,581	93,464
Toyoda Gosei Company, Ltd.	12,400	300,224
Toyota Industries Corp.	31,029	1,944,769
Valeo SA	22,755	1,471,519

The accompanying notes are an integral part of the financial statements.

54

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
VOXX International Corp. (A)	4,060	$21,924
		51,334,293
Automobiles – 1.4%
Astra International Tbk PT	780,208	456,346
Bayerische Motoren Werke AG	27,486	2,887,814
Brilliance China Automotive Holdings, Ltd.	455,300	1,209,813
BYD Company, Ltd., H Shares (C)	96,694	880,856
Daimler AG	79,677	6,803,352
Dongfeng Motor Group Company, Ltd., H Shares	403,580	507,164
Ferrari NV	24,815	3,075,114
Fiat Chrysler Automobiles NV (A)	218,666	4,615,616
Ford Motor Company	450,407	4,778,818
Ford Otomotiv Sanayi AS	6,180	101,590
Geely Automobile Holdings, Ltd.	742,300	2,381,719
General Motors Company	148,145	5,829,506
Great Wall Motor Company, Ltd., H Shares	462,750	541,332
Guangzhou Automobile Group Company, Ltd., H Shares	314,319	691,171
Harley-Davidson, Inc. (C)	19,399	880,327
Honda Motor Company, Ltd.	326,927	11,822,422
Hyundai Motor Company	20,301	3,022,042
Isuzu Motors, Ltd.	104,900	1,641,152
Kia Motors Corp.	34,949	1,109,660
Mazda Motor Corp.	107,780	1,493,449
Mitsubishi Motors Corp.	126,500	993,056
Nissan Motor Company, Ltd.	440,625	4,618,079
Peugeot SA	56,360	1,271,700
Renault SA	18,361	1,991,614
Subaru Corp.	117,000	4,103,395
Suzuki Motor Corp.	65,200	3,719,389
Thor Industries, Inc.	9,545	1,231,305
Tofas Turk Otomobil Fabrikasi AS	10,821	86,061
Toyota Motor Corp.	495,700	33,401,809
UMW Holdings BHD (A)	57,900	95,307
Volkswagen AG	2,647	525,828
Winnebago Industries, Inc.	5,730	249,542
Yamaha Motor Company, Ltd.	53,300	1,685,532
		108,701,880
Distributors – 0.1%
Core-Mark Holding Company, Inc.	8,358	171,088
Funko, Inc. (A)	2,060	15,203
Genuine Parts Company	28,466	2,614,317
Imperial Holdings, Ltd.	26,272	550,524
Jardine Cycle & Carriage, Ltd.	22,854	636,886
LKQ Corp. (A)	61,056	2,410,491
Pool Corp.	7,824	1,079,947
Weyco Group, Inc.	1,221	37,155
		7,515,611
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	22,755	1,047,868
American Public Education, Inc. (A)	2,900	89,175
Ascent Capital Group, Inc., Class A (A)	2,042	13,886
Benesse Holdings, Inc.	13,300	476,084
Bridgepoint Education, Inc. (A)	3,439	22,938
Cambium Learning Group, Inc. (A)	2,790	20,674
Capella Education Company	2,104	163,481
Career Education Corp. (A)	12,217	161,631
Carriage Services, Inc.	2,745	74,719
Chegg, Inc. (A)	17,338	345,200
Collectors Universe, Inc.	1,450	22,577
Graham Holdings Company, Class B	901	522,670
Grand Canyon Education, Inc. (A)	8,545	838,692
H&R Block, Inc.	17,081	432,662
COMMON STOCKS (continued)
Diversified consumer services (continued)
Houghton Mifflin Harcourt Company (A)	18,843	$128,132
K12, Inc. (A)	7,048	105,227
Kroton Educacional SA	216,280	1,032,474
Laureate Education, Inc., Class A (A)	10,079	134,756
Liberty Tax, Inc.	1,344	10,550
New Oriental Education & Technology Group, Inc., ADR	20,200	1,846,078
Regis Corp. (A)	6,427	103,410
Service Corp. International	36,515	1,366,756
Sotheby’s (A)	14,193	655,433
Strayer Education, Inc.	1,943	174,171
TAL Education Group, ADR	43,062	1,626,021
Weight Watchers International, Inc. (A)(C)	5,103	345,065
		11,760,330
Hotels, restaurants and leisure – 1.3%
Accor SA	17,844	1,028,479
Aristocrat Leisure, Ltd.	76,953	1,462,900
Belmond, Ltd., Class A (A)	16,222	187,364
Biglari Holdings, Inc. (A)	185	77,554
BJ’s Restaurants, Inc.	3,667	159,515
Bloomin’ Brands, Inc.	16,877	389,690
Bojangles’, Inc. (A)(C)	3,185	41,724
Boyd Gaming Corp. (C)	31,138	1,101,662
Brinker International, Inc. (C)	17,476	601,699
Caesars Entertainment Corp. (A)	24,829	315,328
Carnival Corp.	33,988	2,274,137
Carnival PLC	32,308	2,126,390
Carrols Restaurant Group, Inc. (A)	6,290	80,827
Century Casinos, Inc. (A)	4,203	33,498
Chipotle Mexican Grill, Inc. (A)	2,093	666,432
Churchill Downs, Inc.	4,981	1,286,094
Chuy’s Holdings, Inc. (A)	3,045	82,215
Compass Group PLC	271,700	5,772,317
Cracker Barrel Old Country Store, Inc. (C)	8,171	1,275,493
Crown Resorts, Ltd.	51,665	537,817
Darden Restaurants, Inc.	10,260	945,869
Dave & Buster’s Entertainment, Inc. (A)	7,556	338,282
Del Frisco’s Restaurant Group, Inc. (A)	3,948	65,734
Del Taco Restaurants, Inc. (A)	6,161	77,629
Denny’s Corp. (A)	11,625	174,840
DineEquity, Inc.	3,125	237,438
Domino’s Pizza Enterprises, Ltd. (C)	8,967	273,267
Domino’s Pizza, Inc.	8,518	1,894,488
Drive Shack, Inc. (A)	11,410	57,621
Dunkin’ Brands Group, Inc.	17,593	1,053,645
El Pollo Loco Holdings, Inc. (A)	3,704	36,114
Eldorado Resorts, Inc. (A)	8,545	291,385
Empire Resorts, Inc. (A)	651	15,103
Fiesta Restaurant Group, Inc. (A)	4,630	78,710
Flight Centre Travel Group, Ltd. (C)	8,034	359,358
Fogo De Chao, Inc. (A)	1,828	28,517
Galaxy Entertainment Group, Ltd.	348,000	3,019,100
Genting BHD	273,500	615,758
Genting Malaysia BHD	357,060	478,979
Genting Singapore PLC	1,403,400	1,219,264
Golden Entertainment, Inc. (A)	1,941	54,134
Hilton Worldwide Holdings, Inc.	17,061	1,378,358
ILG, Inc.	39,917	1,211,880
Inspired Entertainment, Inc. (A)	812	4,385
InterContinental Hotels Group PLC	30,694	1,977,746
International Speedway Corp., Class A	9,215	414,675
J Alexander’s Holdings, Inc. (A)	2,461	24,364
Jack in the Box, Inc.	11,087	998,717
Jollibee Foods Corp.	17,330	99,191
Kangwon Land, Inc. (A)	15,850	422,633

The accompanying notes are an integral part of the financial statements.

55

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
La Quinta Holdings, Inc. (A)	14,855	$280,462
Lindblad Expeditions Holdings, Inc. (A)	3,859	35,541
Marriott International, Inc., Class A	25,556	3,608,763
Marriott Vacations Worldwide Corp.	3,910	549,355
McDonald’s Corp.	66,526	10,493,811
McDonald’s Holdings Company Japan, Ltd.	12,200	544,351
Melco Resorts & Entertainment, Ltd., ADR	36,500	1,001,925
Merlin Entertainments PLC (B)	123,298	576,138
MGM China Holdings, Ltd.	139,200	407,841
MGM Resorts International	42,708	1,461,895
Minor International PCL	311,930	400,606
Monarch Casino & Resort, Inc. (A)	2,023	85,431
Nathan’s Famous, Inc.	536	34,867
Noodles & Company (A)(C)	2,306	14,297
Norwegian Cruise Line Holdings, Ltd. (A)	15,034	855,435
Oriental Land Company, Ltd.	41,400	4,022,851
Paddy Power Betfair PLC	17,368	2,032,931
Papa John’s International, Inc. (C)	9,711	560,713
Penn National Gaming, Inc. (A)	15,456	411,284
Pinnacle Entertainment, Inc. (A)	9,669	291,714
Planet Fitness, Inc., Class A (A)	15,758	582,731
Potbelly Corp. (A)	4,274	54,921
RCI Hospitality Holdings, Inc.	1,716	46,349
Red Lion Hotels Corp. (A)	3,247	31,496
Red Robin Gourmet Burgers, Inc. (A)	2,379	127,633
Red Rock Resorts, Inc., Class A	12,589	421,732
Restaurant Brands International, Inc.	32,754	1,919,754
Royal Caribbean Cruises, Ltd.	14,239	1,802,657
Ruth’s Hospitality Group, Inc.	5,478	134,485
Sands China, Ltd.	357,252	1,992,887
Scientific Games Corp. (A)	19,997	888,867
SeaWorld Entertainment, Inc. (A)(C)	12,604	184,397
Shake Shack, Inc., Class A (A)(C)	4,058	158,221
Shangri-La Asia, Ltd.	182,500	407,407
Six Flags Entertainment Corp.	15,177	972,694
SJM Holdings, Ltd.	282,384	268,985
Sodexo SA	8,527	1,047,058
Sonic Corp. (C)	7,108	178,553
Speedway Motorsports, Inc.	2,222	43,618
Starbucks Corp.	119,156	6,803,808
Tabcorp Holdings, Ltd.	268,231	960,778
Texas Roadhouse, Inc.	24,925	1,377,356
The Cheesecake Factory, Inc. (C)	16,082	747,652
The Habit Restaurants, Inc., Class A (A)(C)	3,636	31,451
The Marcus Corp.	3,442	92,934
The Wendy’s Company	35,381	564,327
TUI AG	76,335	1,613,432
Whitbread PLC	31,817	1,695,757
Wingstop, Inc.	5,322	241,140
Wyndham Worldwide Corp.	8,430	976,025
Wynn Macau, Ltd.	233,950	815,312
Wynn Resorts, Ltd.	6,803	1,139,503
Yum China Holdings, Inc.	57,608	2,495,579
Yum! Brands, Inc.	27,977	2,276,768
Zoe’s Kitchen, Inc. (A)(C)	3,482	51,812
		98,166,609
Household durables – 0.8%
Arcelik AS	21,551	107,217
AV Homes, Inc. (A)	2,286	38,405
Barratt Developments PLC	173,512	1,282,319
Bassett Furniture Industries, Inc.	1,867	60,117
Beazer Homes USA, Inc. (A)	5,771	90,720
Berkeley Group Holdings PLC	22,256	1,177,829
Casio Computer Company, Ltd.	36,900	542,425
Cavco Industries, Inc. (A)	1,560	248,196
COMMON STOCKS (continued)
Household durables (continued)
Century Communities, Inc. (A)	3,449	$102,608
Coway Company, Ltd.	6,967	554,529
CSS Industries, Inc.	1,698	31,260
D.R. Horton, Inc.	51,677	2,165,266
Electrolux AB, Series B	33,904	1,113,067
Ethan Allen Interiors, Inc.	4,592	109,060
Flexsteel Industries, Inc.	1,424	55,337
Garmin, Ltd.	17,000	1,007,080
GoPro, Inc., Class A (A)(C)	19,947	107,315
Green Brick Partners, Inc. (A)	4,289	43,319
Haier Electronics Group Company, Ltd. (A)	190,300	648,250
Hamilton Beach Brands Holding Company, Class A	551	13,648
Hamilton Beach Brands Holding Company, Class B	765	18,949
Hanssem Company, Ltd.	1,423	196,774
Helen of Troy, Ltd. (A)	10,274	925,174
Hooker Furniture Corp.	2,114	78,958
Hovnanian Enterprises, Inc., Class A (A)	22,661	49,401
Husqvarna AB, B Shares	58,542	624,748
Iida Group Holdings Company, Ltd.	28,300	532,281
Installed Building Products, Inc. (A)	3,933	234,997
iRobot Corp. (A)	4,815	327,179
KB Home	31,863	884,198
La-Z-Boy, Inc.	8,796	270,037
Leggett & Platt, Inc.	20,121	874,459
Lennar Corp., A Shares	41,220	2,332,228
LG Electronics, Inc.	14,156	1,301,835
LGI Homes, Inc. (A)(C)	3,146	178,032
Libbey, Inc.	3,871	24,271
Lifetime Brands, Inc.	1,833	25,570
M/I Homes, Inc. (A)	4,820	140,021
MDC Holdings, Inc.	8,168	226,090
Meritage Homes Corp. (A)	7,010	297,224
Mohawk Industries, Inc. (A)	9,618	2,307,166
Newell Brands, Inc.	74,835	1,922,511
Nien Made Enterprise Company, Ltd.	19,300	188,045
Nikon Corp.	64,600	1,312,076
NVR, Inc. (A)	677	1,924,826
Panasonic Corp.	419,720	6,533,333
Persimmon PLC	52,725	1,884,840
PICO Holdings, Inc. (A)	4,149	50,825
PulteGroup, Inc.	40,893	1,147,867
Rinnai Corp.	6,300	563,171
SEB SA	2,175	443,704
Sekisui Chemical Company, Ltd.	76,300	1,429,508
Sekisui House, Ltd.	111,900	1,951,427
Sharp Corp. (A)(C)	28,440	987,923
Sony Corp.	240,300	12,108,748
Steinhoff International Holdings NV	553,434	270,493
Taylor Morrison Home Corp., Class A (A)	14,751	331,012
Taylor Wimpey PLC	561,194	1,430,099
Techtronic Industries Company, Ltd.	202,500	1,270,484
Tempur Sealy International, Inc. (A)(C)	8,970	443,387
The New Home Company, Inc. (A)	2,411	27,100
Toll Brothers, Inc.	28,667	1,256,475
TopBuild Corp. (A)	6,461	449,944
TRI Pointe Group, Inc. (A)	56,583	867,417
Tupperware Brands Corp.	9,912	486,184
Universal Electronics, Inc. (A)	2,570	127,215
Whirlpool Corp.	10,895	1,769,675
William Lyon Homes, Class A (A)	4,945	125,010
ZAGG, Inc. (A)	4,954	74,558
		62,725,416

The accompanying notes are an integral part of the financial statements.

56

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail – 1.9%
1-800-Flowers.com, Inc., Class A (A)	4,960	$57,784
Amazon.com, Inc. (A)	62,226	94,113,714
Booking Holdings, Inc. (A)	7,587	15,432,261
Ctrip.com International, Ltd., ADR (A)	59,200	2,722,016
Duluth Holdings, Inc., Class B (A)(C)	1,734	29,166
Expedia, Inc.	19,163	2,015,373
FTD Companies, Inc. (A)	3,372	20,299
Gaia, Inc. (A)	1,731	22,243
Groupon, Inc. (A)(C)	61,851	264,722
JD.com, Inc., ADR (A)	98,900	4,663,135
Lands’ End, Inc. (A)(C)	2,441	43,938
Liberty Interactive Corp., Series A (A)	9,702	280,097
Liberty TripAdvisor Holdings, Inc., Class A (A)	13,205	137,332
Netflix, Inc. (A)	67,301	19,610,165
Nutrisystem, Inc.	5,411	166,388
Overstock.com, Inc. (A)(C)	3,037	183,435
PetMed Express, Inc.	3,570	161,328
Rakuten, Inc.	177,242	1,611,583
Shutterfly, Inc. (A)	6,048	464,063
Start Today Company, Ltd.	35,400	914,386
TripAdvisor, Inc. (A)	16,973	680,278
Vipshop Holdings, Ltd., ADR (A)	61,400	1,067,746
Zalando SE (A)	9,130	519,593
		145,181,045
Leisure products – 0.2%
Acushnet Holdings Corp.	5,755	121,948
American Outdoor Brands Corp. (A)	9,678	87,102
Bandai Namco Holdings, Inc.	37,900	1,223,878
Brunswick Corp.	17,080	976,976
Callaway Golf Company	17,066	264,182
Clarus Corp. (A)	4,011	26,874
Giant Manufacturing Company, Ltd.	39,661	205,429
Hasbro, Inc.	17,101	1,634,343
Johnson Outdoors, Inc., Class A	887	54,675
Malibu Boats, Inc., Class A (A)	3,808	122,046
Marine Products Corp.	1,563	22,320
Mattel, Inc.	52,680	837,612
MCBC Holdings, Inc. (A)	3,453	84,633
Nautilus, Inc. (A)	5,404	64,037
Polaris Industries, Inc. (C)	11,329	1,291,393
Sankyo Company, Ltd.	8,084	289,814
Sega Sammy Holdings, Inc.	32,400	470,027
Shimano, Inc.	14,100	2,034,914
Sturm Ruger & Company, Inc. (C)	3,115	134,101
Vista Outdoor, Inc. (A)	10,343	178,210
Yamaha Corp.	31,800	1,404,887
		11,529,401
Media – 2.0%
Alibaba Pictures Group, Ltd. (A)	1,854,900	252,759
Altice NV, Class A (A)	36,732	350,390
AMC Entertainment Holdings, Inc., Class A (C)	9,684	145,260
AMC Networks, Inc., Class A (A)	9,813	515,869
Astro Malaysia Holdings BHD	198,300	122,077
Axel Springer SE	3,870	348,474
Beasley Broadcast Group, Inc., Class A	1,007	10,574
Cable One, Inc.	914	622,397
CBS Corp., Class B	56,367	2,985,760
Central European Media Enterprises, Ltd., Class A (A)(C)	15,234	67,791
Charter Communications, Inc., Class A (A)	30,091	10,289,016
Cheil Worldwide, Inc.	9,091	156,338
Cinemark Holdings, Inc. (C)	20,644	878,609
COMMON STOCKS (continued)
Media (continued)
CJ E&M Corp.	2,591	$205,811
Clear Channel Outdoor Holdings, Inc., Class A	6,873	32,990
Comcast Corp., Class A	724,370	26,229,438
Cyfrowy Polsat SA	14,692	99,758
Daily Journal Corp. (A)(C)	213	48,353
Dentsu, Inc.	41,144	1,889,627
Discovery Communications, Inc., Series A (A)(C)	24,447	594,551
Discovery Communications, Inc., Series C (A)	31,615	726,513
DISH Network Corp., Class A (A)	35,687	1,487,791
Emerald Expositions Events, Inc. (C)	3,316	70,697
Entercom Communications Corp., Class A	23,157	229,254
Entravision Communications Corp., Class A	11,987	77,316
Eros International PLC (A)(C)	4,645	61,314
Eutelsat Communications SA	15,618	364,866
Gannett Company, Inc.	20,527	206,091
GCI Liberty, Inc. (A)	4,872	187,328
Global Eagle Entertainment, Inc. (A)	9,368	12,647
Gray Television, Inc. (A)	11,621	160,370
Grupo Televisa SAB	304,997	1,040,352
Hakuhodo DY Holdings, Inc.	44,200	638,098
Hemisphere Media Group, Inc. (A)	2,897	32,446
IMAX Corp. (A)	10,181	214,819
ITV PLC	620,689	1,360,642
JCDecaux SA	7,219	279,813
John Wiley & Sons, Inc., Class A	8,681	557,754
Lagardere SCA	11,262	330,643
Liberty Media Corp.-Liberty Braves, Class A (A)	1,974	45,244
Liberty Media Corp.-Liberty Braves, Class C (A)	6,235	143,156
Live Nation Entertainment, Inc. (A)	26,098	1,169,190
Loral Space & Communications, Inc. (A)	2,351	104,149
MDC Partners, Inc., Class A (A)	10,511	82,511
Media General, Inc. (A)(D)	18,354	2,937
Meredith Corp. (C)	14,912	854,458
MSG Networks, Inc., Class A (A)	10,939	266,912
Naspers, Ltd., N Shares	76,602	20,793,757
National CineMedia, Inc.	11,298	85,074
New Media Investment Group, Inc.	9,295	160,339
News Corp., Class A	62,742	1,012,028
News Corp., Class B	16,661	273,240
Nexstar Media Group, Inc., Class A	8,000	571,600
Omnicom Group, Inc.	36,009	2,744,966
Pearson PLC	141,371	1,423,687
ProSiebenSat.1 Media SE	19,309	763,661
Publicis Groupe SA	19,638	1,476,955
Reading International, Inc., Class A (A)	3,281	53,808
RTL Group SA	2,994	262,193
Salem Media Group, Inc.	2,419	10,039
Schibsted ASA, B Shares	13,949	338,866
Scholastic Corp.	5,170	188,240
Scripps Networks Interactive, Inc., Class A (C)	14,956	1,343,946
SES SA	33,846	539,671
SFX Entertainment, Inc. (A)(D)	8,025	0
Shaw Communications, Inc., Class B	62,550	1,210,834
Sinclair Broadcast Group, Inc., Class A	13,020	440,076
Singapore Press Holdings, Ltd. (C)	371,300	725,412
Sky PLC	177,301	3,273,479
Surya Citra Media Tbk PT	250,400	51,585
TEGNA, Inc.	41,900	538,834
Telenet Group Holding NV (A)	7,587	520,100
The EW Scripps Company, Class A	10,693	147,243
The Interpublic Group of Companies, Inc.	60,483	1,415,302

The accompanying notes are an integral part of the financial statements.

57

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
The New York Times Company, Class A	47,363	$1,141,448
The Walt Disney Company	234,498	24,190,814
Time Warner, Inc.	120,862	11,235,332
Toho Company, Ltd.	21,500	695,466
Townsquare Media Inc., Class A (A)	1,739	12,103
tronc, Inc. (A)	3,683	70,456
Twenty-First Century Fox, Inc., Class A	164,025	6,039,401
Twenty-First Century Fox, Inc., Class B	68,043	2,478,126
Viacom, Inc., Class B	55,109	1,837,334
Vivendi SA	97,385	2,504,153
WideOpenWest, Inc. (A)(C)	3,720	35,935
World Wrestling Entertainment, Inc., Class A	7,096	270,712
WPP PLC	218,593	4,186,078
		151,615,446
Multiline retail – 0.5%
Big Lots, Inc.	16,018	900,212
Canadian Tire Corp., Ltd., Class A	9,553	1,298,276
Dillard’s, Inc., Class A (C)	6,612	539,209
Dollar General Corp.	50,848	4,809,712
Dollar Tree, Inc. (A)	46,320	4,754,285
Dollarama, Inc.	15,496	1,803,560
Don Quijote Holdings Company, Ltd.	22,500	1,260,205
El Puerto de Liverpool SAB de CV, Series C1	22,575	154,307
Fred’s, Inc., Class A (C)	7,053	23,486
Harvey Norman Holdings, Ltd.	79,242	244,789
Hyundai Department Store Company, Ltd.	1,833	154,360
Isetan Mitsukoshi Holdings, Ltd.	63,440	744,314
J Front Retailing Company, Ltd.	46,200	836,126
J.C. Penney Company, Inc. (A)(C)	56,060	242,740
Kohl’s Corp.	32,958	2,178,194
Lojas Renner SA	111,396	1,184,327
Lotte Shopping Company, Ltd.	1,520	290,169
Macy’s, Inc.	59,585	1,752,395
Marks & Spencer Group PLC	278,357	1,127,239
Marui Group Company, Ltd.	37,700	722,147
Matahari Department Store Tbk PT	111,000	85,506
Next PLC	25,124	1,675,515
Nordstrom, Inc.	22,784	1,169,047
Ollie’s Bargain Outlet Holdings, Inc. (A)	8,681	515,217
Robinson PCL (D)	86,500	184,473
Ryohin Keikaku Company, Ltd.	4,500	1,540,914
SACI Falabella	128,736	1,302,170
Sears Holdings Corp. (A)(C)	2,215	5,360
Shinsegae, Inc.	992	313,404
Takashimaya Company, Ltd.	56,000	567,844
Target Corp.	106,174	8,006,581
Woolworths Holdings, Ltd.	175,344	966,359
		41,352,442
Specialty retail – 1.7%
Aaron’s, Inc.	23,665	1,093,560
ABC-Mart, Inc.	6,067	384,586
Abercrombie & Fitch Company, Class A	12,388	255,564
Advance Auto Parts, Inc.	14,234	1,626,235
American Eagle Outfitters, Inc.	62,277	1,200,078
America’s Car-Mart, Inc. (A)	1,327	64,625
Asbury Automotive Group, Inc. (A)	3,379	222,507
Ascena Retail Group, Inc. (A)	31,319	71,094
At Home Group, Inc. (A)	925	27,371
AutoNation, Inc. (A)	11,552	580,026
AutoZone, Inc. (A)	5,285	3,513,045
Barnes & Noble Education, Inc. (A)	6,992	51,042
Barnes & Noble, Inc.	10,666	47,997
Bed Bath & Beyond, Inc.	27,901	598,197
Best Buy Company, Inc.	48,704	3,528,118
COMMON STOCKS (continued)
Specialty retail (continued)
Big 5 Sporting Goods Corp. (C)	3,749	$23,056
Boot Barn Holdings, Inc. (A)	2,235	39,381
Build-A-Bear Workshop, Inc. (A)	2,582	23,496
Caleres, Inc.	7,711	215,985
Camping World Holdings, Inc., Class A	5,780	241,604
CarMax, Inc. (A)	34,984	2,166,209
Carvana Company (A)(C)	2,592	51,944
Chico’s FAS, Inc.	23,223	233,159
Citi Trends, Inc.	2,464	54,602
Conn’s, Inc. (A)(C)	3,364	110,003
Dick’s Sporting Goods, Inc.	16,107	515,746
DSW, Inc., Class A	11,948	234,300
Dufry AG (A)	4,074	584,436
Express, Inc. (A)	14,052	101,455
Fast Retailing Company, Ltd. (C)	10,100	3,982,132
Five Below, Inc. (A)	9,835	657,470
Foot Locker, Inc.	23,885	1,096,560
Francesca’s Holdings Corp. (A)	6,739	35,110
GameStop Corp., Class A (C)	19,733	309,611
Genesco, Inc. (A)	3,487	137,039
GNC Holdings, Inc., Class A (A)(C)	12,561	53,510
GOME Retail Holdings, Ltd. (C)	1,506,741	175,782
Group 1 Automotive, Inc.	3,612	248,650
Guess?, Inc.	10,978	173,343
Haverty Furniture Companies, Inc.	3,409	69,373
Hennes & Mauritz AB, B Shares	134,110	2,212,835
Hibbett Sports, Inc. (A)	3,754	96,666
Hikari Tsushin, Inc.	4,000	575,074
Home Product Center PCL (D)	562,173	256,558
Hotai Motor Company, Ltd.	39,000	429,038
Hotel Shilla Company, Ltd.	4,177	314,847
Industria de Diseno Textil SA	62,871	1,903,493
J. Jill, Inc. (A)	2,240	19,286
Kingfisher PLC	371,809	1,829,966
Kirkland’s, Inc. (A)	2,852	24,984
L Brands, Inc.	47,260	2,331,336
Lithia Motors, Inc., Class A	4,284	445,065
Lowe’s Companies, Inc.	159,545	14,293,637
Lumber Liquidators Holdings, Inc. (A)	5,171	119,760
MarineMax, Inc. (A)	4,190	87,571
Monro, Inc.	5,780	294,202
Mr. Price Group, Ltd.	41,736	994,935
Murphy USA, Inc. (A)	6,303	473,418
National Vision Holdings, Inc. (A)	3,333	115,188
Nitori Holdings Company, Ltd.	15,200	2,550,790
Office Depot, Inc.	193,544	509,021
O’Reilly Automotive, Inc. (A)	16,328	3,987,134
Party City Holdco, Inc. (A)(C)	4,889	70,646
Pier 1 Imports, Inc.	14,352	44,491
Rent-A-Center, Inc. (C)	7,818	58,791
RH (A)(C)	3,658	310,491
Ross Stores, Inc.	73,925	5,772,803
Sally Beauty Holdings, Inc. (A)	25,016	421,269
Shimamura Company, Ltd.	4,100	487,473
Shoe Carnival, Inc.	2,112	49,336
Signet Jewelers, Ltd. (C)	11,703	588,427
Sleep Number Corp. (A)	7,111	244,903
Sonic Automotive, Inc., Class A	4,527	88,729
Sportsman’s Warehouse Holdings, Inc. (A)(C)	6,702	32,505
Tailored Brands, Inc.	9,006	210,830
The Buckle, Inc. (C)	5,168	108,786
The Cato Corp., Class A	4,252	48,303
The Children’s Place, Inc. (C)	3,140	446,822
The Container Store Group, Inc. (A)	2,977	15,034
The Finish Line, Inc., Class A	7,258	77,080

The accompanying notes are an integral part of the financial statements.

58

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Foschini Group, Ltd.	39,067	$703,567
The Gap, Inc.	41,625	1,314,518
The Home Depot, Inc.	223,647	40,764,139
The Michaels Companies, Inc. (A)	21,504	494,807
The TJX Companies, Inc.	121,940	10,081,999
Tiffany & Company	19,525	1,972,806
Tile Shop Holdings, Inc.	7,409	40,009
Tilly’s, Inc., A Shares	2,477	32,325
Tractor Supply Company	24,110	1,565,462
Truworths International, Ltd.	76,570	651,656
Ulta Beauty, Inc. (A)	11,208	2,279,147
Urban Outfitters, Inc. (A)	15,603	550,630
USS Company, Ltd.	41,500	851,814
Vitamin Shoppe, Inc. (A)	3,913	14,674
Williams-Sonoma, Inc. (C)	15,138	783,543
Winmark Corp.	410	51,947
Yamada Denki Company, Ltd. (C)	117,700	742,844
Zumiez, Inc. (A)	3,376	66,507
		130,701,918
Textiles, apparel and luxury goods – 0.9%
adidas AG	15,595	3,455,290
ANTA Sports Products, Ltd.	161,200	793,105
Asics Corp.	30,500	482,057
Burberry Group PLC	73,704	1,546,664
Carter’s, Inc.	9,218	1,075,556
CCC SA	1,599	116,840
Cie Financiere Richemont SA	60,392	5,295,804
Columbia Sportswear Company	5,309	401,254
Crocs, Inc. (A)	12,684	155,252
Culp, Inc.	1,994	55,433
Deckers Outdoor Corp. (A)	11,972	1,132,312
Delta Apparel, Inc. (A)	1,299	23,447
Eclat Textile Company, Ltd.	23,957	251,200
Feng TAY Enterprise Company, Ltd.	43,998	207,391
Formosa Taffeta Company, Ltd.	90,000	97,606
Fossil Group, Inc. (A)(C)	8,354	111,777
G-III Apparel Group, Ltd. (A)	7,882	290,925
Gildan Activewear, Inc.	33,245	964,292
Hanesbrands, Inc. (C)	54,981	1,066,631
Hermes International	2,995	1,610,669
HUGO BOSS AG	5,236	466,054
Iconix Brand Group, Inc. (A)(C)	9,975	13,865
Kering SA	7,177	3,367,946
Li & Fung, Ltd.	863,200	433,464
LPP SA	77	201,020
Luxottica Group SpA	33,937	2,035,286
LVMH Moet Hennessy Louis Vuitton SE	26,402	7,896,761
Michael Kors Holdings, Ltd. (A)	23,084	1,452,676
Movado Group, Inc.	2,789	86,459
NIKE, Inc., Class B	199,264	13,356,666
Oxford Industries, Inc.	2,999	239,680
Pandora A/S	6,951	724,749
Perry Ellis International, Inc. (A)	2,378	63,421
Pou Chen Corp.	319,971	398,726
PVH Corp.	11,748	1,695,001
Ralph Lauren Corp.	8,423	891,490
Ruentex Industries, Ltd. (A)	70,465	122,732
Sequential Brands Group, Inc. (A)	7,312	14,478
Shenzhou International Group Holdings, Ltd.	112,400	1,103,691
Skechers U.S.A., Inc., Class A (A)	26,086	1,067,439
Steven Madden, Ltd. (A)	10,760	472,364
Superior Uniform Group, Inc.	1,585	39,784
Tapestry, Inc.	42,978	2,188,010
The Swatch Group AG	6,353	507,661
The Swatch Group AG, BR Shares	3,578	1,508,087
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Under Armour, Inc., Class A (A)(C)	27,603	$457,658
Under Armour, Inc., Class C (A)(C)	29,250	440,213
Unifi, Inc. (A)	2,809	98,315
Vera Bradley, Inc. (A)	3,728	37,504
VF Corp.	49,544	3,694,496
Wolverine World Wide, Inc.	17,163	502,533
Yue Yuen Industrial Holdings, Ltd.	108,500	463,740
		65,175,474
		885,759,865
Consumer staples – 6.4%
Beverages – 1.3%
Ambev SA	736,505	4,990,332
Anadolu Efes Biracilik Ve Malt Sanayii AS	20,021	135,254
Anheuser-Busch InBev SA	108,515	11,519,752
Arca Continental SAB de CV	56,642	393,566
Asahi Group Holdings, Ltd.	73,561	3,761,559
Brown-Forman Corp., Class B	18,302	1,277,297
Carlsberg A/S, Class B	6,915	845,457
Castle Brands, Inc. (A)	16,585	19,239
China Resources Beer Holdings Company, Ltd.	243,599	938,171
Cia Cervecerias Unidas SA	25,278	354,553
Coca-Cola Amatil, Ltd.	79,419	537,131
Coca-Cola Bottlers Japan Holdings, Inc.	23,300	882,076
Coca-Cola Bottling Company Consolidated	862	160,858
Coca-Cola European Partners PLC	800	30,416
Coca-Cola European Partners PLC	14,095	534,834
Coca-Cola Femsa SAB de CV, Series L	63,058	424,765
Coca-Cola HBC AG (A)	31,429	1,027,480
Coca-Cola Icecek AS	7,374	71,335
Constellation Brands, Inc., Class A	16,093	3,467,720
Craft Brew Alliance, Inc. (A)	2,399	42,822
Davide Campari-Milano SpA	117,727	842,615
Diageo PLC	433,573	14,711,367
Dr. Pepper Snapple Group, Inc.	16,961	1,971,716
Fomento Economico Mexicano SAB de CV	242,586	2,241,109
Heineken Holding NV	7,889	784,729
Heineken NV	17,619	1,829,567
Kirin Holdings Company, Ltd.	164,727	4,251,052
MGP Ingredients, Inc. (C)	2,336	196,037
Molson Coors Brewing Company, Class B	17,445	1,330,181
Monster Beverage Corp. (A)	38,983	2,470,353
National Beverage Corp.	2,140	209,592
PepsiCo, Inc.	133,577	14,657,404
Pernod Ricard SA	20,020	3,293,549
Primo Water Corp. (A)	4,694	57,173
Remy Cointreau SA	2,175	295,700
Suntory Beverage & Food, Ltd.	26,000	1,206,413
The Boston Beer Company, Inc., Class A (A)	3,208	523,064
The Coca-Cola Company	360,320	15,573,030
Treasury Wine Estates, Ltd.	104,364	1,409,808
Tsingtao Brewery Company, Ltd., H Shares	55,900	305,534
		99,574,610
Food and staples retailing – 1.4%
Aeon Company, Ltd. (C)	115,200	1,940,837
Alimentation Couche-Tard, Inc., Class B	61,034	2,967,512
Atacadao Distribuicao Comercio e Industria Ltda (A)	60,900	278,532
BGF retail Company, Ltd.	1,170	187,995
Bid Corp., Ltd.	58,306	1,330,694
BIM Birlesik Magazalar AS	19,821	390,396
Carrefour SA	55,289	1,267,556
Casey’s General Stores, Inc.	7,448	836,485
Casino Guichard Perrachon SA	5,439	294,631

The accompanying notes are an integral part of the financial statements.

59

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Cencosud SA	251,763	$768,248
Colruyt SA	8,385	452,390
Costco Wholesale Corp.	57,016	10,884,354
CP ALL PCL	750,800	2,006,087
CVS Health Corp.	131,920	8,934,942
Dino Polska SA (A)(B)	2,900	71,702
Dongsuh Companies, Inc.	5,210	133,872
E-MART, Inc.	2,790	784,315
Empire Company, Ltd., Class A	24,930	461,609
FamilyMart UNY Holdings Company, Ltd. (C)	15,500	1,168,905
George Weston, Ltd.	7,829	640,072
GS Retail Company, Ltd.	3,234	107,544
ICA Gruppen AB	11,168	398,420
Ingles Markets, Inc., Class A	2,589	83,366
J Sainsbury PLC	282,900	1,005,638
Jeronimo Martins SGPS SA	38,413	796,804
Koninklijke Ahold Delhaize NV	86,579	1,943,873
Lawson, Inc. (C)	9,200	600,607
Loblaw Companies, Ltd.	32,223	1,655,346
METRO AG	14,682	286,347
Metro, Inc.	33,721	1,063,767
Natural Grocers by Vitamin Cottage, Inc. (A)	1,684	11,704
Performance Food Group Company (A)	16,472	504,867
Pick n Pay Stores, Ltd.	61,022	372,857
President Chain Store Corp.	78,274	780,872
PriceSmart, Inc.	4,031	317,441
Raia Drogasil SA	35,786	856,818
Seven & i Holdings Company, Ltd.	143,046	5,970,989
Shoprite Holdings, Ltd.	78,503	1,719,763
Smart & Final Stores, Inc. (A)	4,142	29,822
SpartanNash Company	6,736	112,963
Sprouts Farmers Market, Inc. (A)	24,105	620,945
Sun Art Retail Group, Ltd.	360,600	476,115
Sundrug Company, Ltd.	13,800	636,317
SUPERVALU, Inc. (A)	6,993	99,510
Sysco Corp.	62,427	3,723,771
Tesco PLC	1,409,335	4,077,858
The Andersons, Inc.	4,969	174,163
The Chefs’ Warehouse, Inc. (A)	3,529	79,579
The Jean Coutu Group PJC, Inc., Class A	13,528	256,075
The Kroger Company	116,168	3,150,476
The SPAR Group, Ltd.	32,866	609,558
Tsuruha Holdings, Inc.	6,900	999,054
United Natural Foods, Inc. (A)	19,135	816,490
Village Super Market, Inc., Class A	1,519	36,000
Walgreens Boots Alliance, Inc.	113,187	7,797,452
Wal-Mart de Mexico SAB de CV	652,100	1,526,242
Walmart, Inc.	190,738	17,168,327
Weis Markets, Inc.	1,717	63,993
Wesfarmers, Ltd.	159,759	5,109,390
Wm Morrison Supermarkets PLC	381,175	1,182,472
Woolworths Group, Ltd.	182,531	3,900,637
		106,925,366
Food products – 1.4%
Ajinomoto Company, Inc.	102,800	1,875,764
Archer-Daniels-Midland Company	52,894	2,196,159
Associated British Foods PLC	61,471	2,216,023
B&G Foods, Inc. (C)	11,959	331,264
Barry Callebaut AG	244	481,497
BRF SA (A)	69,410	639,609
Calavo Growers, Inc.	2,922	249,393
Calbee, Inc.	15,000	499,489
Cal-Maine Foods, Inc. (A)(C)	5,249	223,607
Campbell Soup Company	18,112	779,722
Charoen Pokphand Foods PCL	418,400	304,673
COMMON STOCKS (continued)
Food products (continued)
Charoen Pokphand Indonesia Tbk PT	319,503	$79,683
China Huishan Dairy Holdings Company, Ltd. (A)(D)	280,500	0
China Mengniu Dairy Company, Ltd. (A)	414,153	1,362,294
Chocoladefabriken Lindt & Spruengli AG	119	711,956
Chocoladefabriken Lindt & Spruengli AG (Swiss Stock Exchange)	12	865,004
CJ CheilJedang Corp.	1,056	328,958
Conagra Brands, Inc.	38,467	1,389,813
Danone SA	57,047	4,549,865
Darling Ingredients, Inc. (A)	29,885	543,608
Dean Foods Company	34,152	296,098
Farmer Brothers Company (A)	1,608	50,170
Felda Global Ventures Holdings BHD	146,800	72,417
Flowers Foods, Inc.	35,928	745,147
Fresh Del Monte Produce, Inc.	5,886	274,758
Freshpet, Inc. (A)(C)	4,520	90,400
General Mills, Inc.	53,082	2,683,295
Genting Plantations BHD	29,500	75,941
Golden Agri-Resources, Ltd.	1,612,240	436,464
Gruma SAB de CV, Class B	26,433	305,995
Grupo Bimbo SAB de CV, Series A	206,100	481,503
Grupo Lala SAB de CV	69,500	101,573
Hormel Foods Corp.	25,410	824,809
Hostess Brands, Inc. (A)	14,646	179,267
Indofood CBP Sukses Makmur Tbk PT	96,500	62,950
Indofood Sukses Makmur Tbk PT	142,617	78,442
Ingredion, Inc.	13,998	1,828,699
IOI Corp. BHD	256,400	306,215
J&J Snack Foods Corp.	2,752	369,676
JBS SA	128,581	392,447
John B. Sanfilippo & Son, Inc.	1,566	90,421
Kellogg Company	23,391	1,548,484
Kerry Group PLC, Class A	31,475	3,139,806
Kerry Group PLC, Class A	2,564	256,305
Kikkoman Corp.	27,800	1,101,097
Kuala Lumpur Kepong BHD	58,400	372,942
Lamb Weston Holdings, Inc.	28,471	1,539,996
Lancaster Colony Corp.	7,227	855,243
Landec Corp. (A)	4,990	64,870
Lifeway Foods, Inc. (A)	1,058	7,152
Limoneira Company	2,203	47,166
M Dias Branco SA	15,502	285,652
Marine Harvest ASA	59,007	1,136,628
McCormick & Company, Inc.	11,235	1,199,673
MEIJI Holdings Company, Ltd.	23,000	1,678,193
Mondelez International, Inc., Class A	140,789	6,180,637
Nestle Malaysia BHD	7,000	228,844
Nestle SA	360,210	28,619,048
NH Foods, Ltd.	34,000	761,702
Nisshin Seifun Group, Inc.	37,000	730,628
Nissin Foods Holdings Company, Ltd.	11,017	749,624
Orion Corp.	2,895	289,158
Orkla ASA	112,125	1,229,363
Ottogi Corp.	178	116,498
Pioneer Foods Group, Ltd.	23,431	259,964
Post Holdings, Inc. (A)	12,879	975,971
PPB Group BHD	54,100	243,644
Sanderson Farms, Inc.	7,567	931,876
Saputo, Inc.	32,091	1,025,602
Seneca Foods Corp., Class A (A)	1,315	38,267
Sime Darby Plantation BHD (A)	292,700	399,782
Snyder’s-Lance, Inc.	32,387	1,615,464
Standard Foods Corp.	72,402	169,318
Thai Union Group PCL	296,500	189,377

The accompanying notes are an integral part of the financial statements.

60

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The Hain Celestial Group, Inc. (A)	20,217	$703,147
The Hershey Company	13,258	1,302,731
The J.M. Smucker Company	10,773	1,360,630
The Kraft Heinz Company	56,082	3,760,298
Tiger Brands, Ltd.	28,084	1,013,410
Tingyi Cayman Islands Holding Corp.	294,600	618,322
Tootsie Roll Industries, Inc. (C)	6,842	228,523
Toyo Suisan Kaisha, Ltd.	16,400	639,362
TreeHouse Foods, Inc. (A)	11,144	423,695
Tyson Foods, Inc., Class A	27,907	2,075,723
Ulker Biskuvi Sanayi AS	14,385	85,047
Uni-President Enterprises Corp.	665,805	1,558,847
Universal Robina Corp.	36,010	103,308
Want Want China Holdings, Ltd.	754,612	633,541
WH Group, Ltd. (B)	1,297,770	1,598,339
Wilmar International, Ltd.	383,500	928,938
Yakult Honsha Company, Ltd.	16,800	1,202,220
Yamazaki Baking Company, Ltd.	24,000	467,054
		106,066,177
Household products – 0.8%
Central Garden & Pet Company (A)	2,305	89,042
Central Garden & Pet Company, Class A (A)	6,063	219,723
Church & Dwight Company, Inc.	33,646	1,655,047
Colgate-Palmolive Company	117,886	8,130,597
Energizer Holdings, Inc.	11,831	644,553
Essity AB, Class B (A)	85,400	2,337,378
Henkel AG & Company KGaA	8,574	1,030,837
HRG Group, Inc. (A)	21,694	342,548
Kimberly-Clark Corp.	47,265	5,242,634
Kimberly-Clark de Mexico SAB de CV, Class A	190,635	346,468
Lion Corp.	42,200	788,845
Oil-Dri Corp. of America	1,002	36,132
Orchids Paper Products Company (C)	1,680	17,976
Reckitt Benckiser Group PLC	115,024	9,130,188
The Clorox Company	17,263	2,228,308
The Procter & Gamble Company	342,516	26,894,356
Unicharm Corp.	76,688	2,140,901
Unilever Indonesia Tbk PT	58,245	228,248
WD-40 Company	2,541	316,863
		61,820,644
Personal products – 0.6%
Amorepacific Corp.	4,293	1,114,254
AMOREPACIFIC Group	3,846	446,236
Avon Products, Inc. (A)	85,702	225,396
Beiersdorf AG	8,163	893,229
Coty, Inc., Class A	63,445	1,225,757
Edgewell Personal Care Company (A)	10,911	547,187
elf Beauty, Inc. (A)(C)	3,826	70,551
Hengan International Group Company, Ltd.	108,100	1,053,885
Inter Parfums, Inc.	3,135	132,924
Kao Corp.	93,900	6,854,218
Kose Corp.	5,800	1,078,951
LG Household & Health Care, Ltd.	1,244	1,257,527
L’Oreal SA	23,792	5,115,750
Medifast, Inc.	1,943	123,944
Natura Cosmeticos SA	26,440	279,554
Natural Health Trends Corp.	1,329	23,164
Nu Skin Enterprises, Inc., Class A	9,640	678,656
Pola Orbis Holdings, Inc.	17,400	729,480
Revlon, Inc., Class A (A)(C)	2,197	43,281
Shiseido Company, Ltd.	72,200	4,329,920
The Estee Lauder Companies, Inc., Class A	30,055	4,160,814
Unilever NV	109,601	5,736,092
COMMON STOCKS (continued)
Personal products (continued)
Unilever PLC	217,326	$11,174,499
USANA Health Sciences, Inc. (A)	2,084	159,218
		47,454,487
Tobacco – 0.9%
Altria Group, Inc.	179,109	11,274,912
British American Tobacco Malaysia BHD	18,498	134,130
British American Tobacco PLC	394,925	23,309,445
Gudang Garam Tbk PT	16,782	97,357
Hanjaya Mandala Sampoerna Tbk PT	328,900	115,313
Imperial Brands PLC	164,981	5,923,364
Japan Tobacco, Inc.	209,000	5,930,819
KT&G Corp.	15,512	1,430,500
Philip Morris International, Inc.	145,708	15,088,063
Swedish Match AB	25,261	1,073,017
Turning Point Brands, Inc.	1,056	22,070
Universal Corp.	4,500	221,175
Vector Group, Ltd.	17,862	357,954
		64,978,119
		486,819,403
Energy – 6.0%
Energy equipment and services – 0.6%
Archrock, Inc.	12,740	121,030
Baker Hughes, a GE Company	82,169	2,169,262
Basic Energy Services, Inc. (A)	3,167	51,242
Bristow Group, Inc.	5,885	86,863
C&J Energy Services, Inc. (A)	8,460	203,040
CARBO Ceramics, Inc. (A)(C)	4,212	28,642
China Oilfield Services, Ltd., H Shares	271,500	279,138
Core Laboratories NV (C)	8,592	884,632
Dialog Group BHD	344,112	231,827
Diamond Offshore Drilling, Inc. (A)(C)	24,285	352,133
Dril-Quip, Inc. (A)	14,263	642,548
Ensco PLC, Class A (C)	162,818	722,912
Era Group, Inc. (A)	3,703	34,993
Exterran Corp. (A)	5,936	153,564
Fairmount Santrol Holdings, Inc. (A)(C)	28,384	127,160
Forum Energy Technologies, Inc. (A)	14,663	165,692
Frank’s International NV (C)	9,022	47,185
Geospace Technologies Corp. (A)	2,434	24,900
Gulf Island Fabrication, Inc.	2,616	21,582
Halliburton Company	166,825	7,744,017
Helix Energy Solutions Group, Inc. (A)	25,653	152,892
Helmerich & Payne, Inc. (C)	20,694	1,335,798
Independence Contract Drilling, Inc. (A)	6,370	26,436
John Wood Group PLC	115,064	958,371
Keane Group, Inc. (A)	7,254	112,800
Key Energy Services, Inc. (A)	1,940	26,015
Mammoth Energy Services, Inc. (A)	1,467	38,406
Matrix Service Company (A)	4,763	68,111
McDermott International, Inc. (A)	51,504	375,979
Nabors Industries, Ltd.	61,861	400,241
National Oilwell Varco, Inc.	73,013	2,562,026
Natural Gas Services Group, Inc. (A)	2,335	58,142
NCS Multistage Holdings, Inc. (A)	1,825	26,682
Newpark Resources, Inc. (A)	15,586	128,585
Noble Corp. PLC (A)	44,678	173,351
Nordic American Offshore, Ltd.	710	838
Oceaneering International, Inc.	19,141	351,812
Oil States International, Inc. (A)	9,232	227,107
Parker Drilling Company (A)	24,848	22,363
Patterson-UTI Energy, Inc.	43,328	782,937
PHI, Inc. (A)	2,214	21,808
Pioneer Energy Services Corp. (A)	13,939	38,332
ProPetro Holding Corp. (A)	10,373	167,316

The accompanying notes are an integral part of the financial statements.

61

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Ranger Energy Services, Inc. (A)	1,107	$9,886
RigNet, Inc. (A)	2,593	34,746
Rowan Companies PLC, Class A (A)	43,293	526,443
Sapura Energy BHD	484,989	81,530
Schlumberger, Ltd.	264,786	17,380,553
SEACOR Holdings, Inc. (A)	3,018	125,277
SEACOR Marine Holdings, Inc. (A)	3,005	50,845
Select Energy Services, Inc., Class A (A)(C)	4,869	69,919
Smart Sand, Inc. (A)	3,986	29,576
Solaris Oilfield Infrastructure, Inc., Class A (A)	3,206	53,957
Superior Energy Services, Inc. (A)	57,481	491,463
TechnipFMC PLC	84,248	2,428,027
Tenaris SA	93,849	1,619,623
TETRA Technologies, Inc. (A)	20,861	75,725
Transocean, Ltd. (A)(C)	81,481	742,292
U.S. Silica Holdings, Inc.	14,860	384,725
Unit Corp. (A)	9,402	180,142
Willbros Group, Inc. (A)	8,098	7,679
		46,441,118
Oil, gas and consumable fuels – 5.4%
Abraxas Petroleum Corp. (A)	28,174	60,574
Adams Resources & Energy, Inc.	418	16,511
Adaro Energy Tbk PT	454,145	77,211
AltaGas, Ltd. (C)	27,048	556,895
Anadarko Petroleum Corp.	104,743	5,974,541
Andeavor	27,418	2,457,201
Apache Corp.	73,047	2,494,555
Approach Resources, Inc. (A)	7,925	23,062
ARC Resources, Ltd.	54,414	524,973
Arch Coal, Inc., Class A	3,496	334,602
Ardmore Shipping Corp. (A)	5,215	39,373
Banpu PCL	283,000	210,720
Bill Barrett Corp. (A)	13,722	62,161
Bonanza Creek Energy, Inc. (A)	3,671	102,898
BP PLC	3,397,833	22,085,089
Cabot Oil & Gas Corp.	87,682	2,118,397
California Resources Corp. (A)(C)	7,866	110,989
Callon Petroleum Company (A)	75,955	802,844
Caltex Australia, Ltd.	35,809	970,680
Cameco Corp.	57,049	503,269
Canadian Natural Resources, Ltd.	157,884	4,890,811
Carrizo Oil & Gas, Inc. (A)	14,062	197,571
Cenovus Energy, Inc.	151,386	1,101,890
Chesapeake Energy Corp. (A)(C)	175,181	494,010
Chevron Corp.	363,144	40,643,076
China Petroleum & Chemical Corp., H Shares	3,833,839	3,042,806
China Shenhua Energy Company, Ltd., H Shares	512,900	1,451,661
Cimarex Energy Company	18,283	1,756,813
Clean Energy Fuels Corp. (A)	24,967	34,704
Cloud Peak Energy, Inc. (A)	13,492	44,389
CNOOC, Ltd.	2,681,116	3,826,337
CNX Resources Corp. (A)	40,338	648,232
Concho Resources, Inc. (A)	28,445	4,289,506
ConocoPhillips	228,600	12,415,266
Contango Oil & Gas Company (A)	4,310	12,499
Cosan SA Industria e Comercio	24,494	327,175
Crescent Point Energy Corp.	79,462	571,567
CVR Energy, Inc. (C)	2,881	85,335
Delek US Holdings, Inc.	14,169	483,446
Denbury Resources, Inc. (A)	72,241	158,208
Devon Energy Corp.	100,791	3,091,260
DHT Holdings, Inc.	14,982	56,332
Dorian LPG, Ltd. (A)	4,125	30,195
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Earthstone Energy, Inc., Class A (A)	4,306	$39,615
Eclipse Resources Corp. (A)	15,731	25,327
Ecopetrol SA	828,532	725,762
Empresas COPEC SA	80,183	1,292,035
Enagas SA	11,303	293,985
Enbridge, Inc. (C)	237,195	7,543,585
Encana Corp.	141,000	1,479,006
Energen Corp. (A)	18,932	1,035,770
Energy Absolute PCL	118,070	252,200
Energy Absolute PCL, Foreign Shares	45,200	96,548
Energy XXI Gulf Coast, Inc. (A)	5,684	29,841
Eni SpA	515,124	8,553,563
EOG Resources, Inc.	110,585	11,215,531
EP Energy Corp., Class A (A)(C)	6,994	10,561
EQT Corp.	46,860	2,357,527
Evolution Petroleum Corp.	4,770	38,399
Exxaro Resources, Ltd. (C)	40,571	450,699
Exxon Mobil Corp.	810,217	61,365,836
Formosa Petrochemical Corp.	181,900	716,979
Frontline, Ltd. (C)	13,625	52,729
Galp Energia SGPS SA	75,893	1,366,920
GasLog, Ltd.	7,359	121,424
Gastar Exploration, Inc. (A)(C)	33,058	22,364
Gener8 Maritime, Inc. (A)	8,682	48,185
Golar LNG, Ltd.	17,471	472,066
Green Plains, Inc.	7,062	129,235
Grupa Lotos SA	6,052	98,868
GS Holdings Corp.	6,783	412,535
Gulfport Energy Corp. (A)	32,095	311,322
Halcon Resources Corp. (A)	23,547	142,459
Hallador Energy Company	3,048	20,117
Hess Corp.	51,710	2,348,668
HollyFrontier Corp.	34,530	1,478,920
Husky Energy, Inc. (A)	52,980	699,409
Idemitsu Kosan Company, Ltd.	25,500	968,399
Imperial Oil, Ltd.	44,636	1,208,776
Inpex Corp.	178,900	2,140,757
Inter Pipeline, Ltd.	55,705	968,499
International Seaways, Inc. (A)	5,423	88,232
IRPC PCL	1,516,900	392,954
Jagged Peak Energy, Inc. (A)	10,482	128,929
Jones Energy, Inc., Class A (A)	9,166	8,433
JXTG Holdings, Inc.	584,350	3,505,130
Keyera Corp.	29,608	754,506
Kinder Morgan, Inc.	367,785	5,958,117
Koninklijke Vopak NV	4,126	194,097
Kunlun Energy Company, Ltd.	477,090	447,127
Lilis Energy, Inc. (A)(C)	7,982	29,294
Lundin Petroleum AB (A)	25,459	594,467
Marathon Oil Corp.	162,799	2,363,841
Marathon Petroleum Corp.	93,410	5,983,845
Matador Resources Company (A)	36,479	1,052,784
Midstates Petroleum Company, Inc. (A)	2,162	29,144
MOL Hungarian Oil & Gas PLC	51,517	561,835
Murphy Oil Corp.	31,597	800,984
NACCO Industries, Inc., Class A	765	31,518
Navios Maritime Acquisition Corp.	15,580	11,730
Neste OYJ	9,530	697,747
Newfield Exploration Company (A)	38,498	898,158
Noble Energy, Inc.	93,352	2,784,690
Nordic American Tankers, Ltd.	18,542	38,753
Oasis Petroleum, Inc. (A)	48,564	382,684
Occidental Petroleum Corp.	146,402	9,603,971
Oil Search, Ltd.	190,098	1,098,488
OMV AG	20,142	1,145,239

The accompanying notes are an integral part of the financial statements.

62

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
ONEOK, Inc.	78,107	$4,399,767
Origin Energy, Ltd. (A)	247,898	1,720,170
Overseas Shipholding Group, Inc., Class A (A)	8,442	14,942
Pacific Ethanol, Inc. (A)	7,769	31,853
Panhandle Oil and Gas, Inc., Class A	2,853	50,926
Par Pacific Holdings, Inc. (A)	5,686	96,776
PBF Energy, Inc., Class A	21,433	628,201
PDC Energy, Inc. (A)	12,034	632,146
Peabody Energy Corp.	12,141	494,260
Pembina Pipeline Corp.	74,014	2,379,845
Penn Virginia Corp. (A)	2,623	97,838
PetroChina Company, Ltd., H Shares	3,180,139	2,205,672
Petroleo Brasileiro SA (A)	464,409	3,311,179
Petronas Dagangan BHD	28,300	185,352
Phillips 66	80,310	7,257,615
Pioneer Natural Resources Company	32,593	5,548,306
Polski Koncern Naftowy ORLEN SA	17,807	497,879
Polskie Gornictwo Naftowe i Gazownictwo SA	96,731	170,447
PrairieSky Royalty, Ltd. (C)	31,205	692,337
PTT Exploration & Production PCL	203,800	742,317
PTT PCL	162,400	2,913,298
QEP Resources, Inc. (A)	46,929	404,528
Range Resources Corp.	44,126	586,435
Reliance Industries, Ltd., GDR (B)	29,534	854,263
Renewable Energy Group, Inc. (A)	6,993	77,622
Repsol SA	72,093	1,280,909
Resolute Energy Corp. (A)(C)	3,961	128,733
REX American Resources Corp. (A)	1,047	84,514
Ring Energy, Inc. (A)	9,121	123,772
Rosehill Resources, Inc. (A)	480	2,966
Royal Dutch Shell PLC, A Shares	776,274	24,515,593
Royal Dutch Shell PLC, B Shares	644,346	20,438,139
Sanchez Energy Corp. (A)(C)	13,542	39,678
SandRidge Energy, Inc. (A)	6,357	89,379
Santos, Ltd. (A)	263,837	1,010,926
Scorpio Tankers, Inc.	43,387	99,790
SemGroup Corp., Class A	12,064	267,821
Seven Generations Energy, Ltd., Class A (A)	37,856	442,519
Ship Finance International, Ltd. (C)	10,751	155,352
Showa Shell Sekiyu KK	34,400	441,678
SilverBow Resources, Inc. (A)	1,442	40,044
SK Innovation Company, Ltd.	8,588	1,616,739
SM Energy Company	20,003	366,855
Snam SpA	454,321	2,033,794
S-Oil Corp.	6,007	678,959
Southwestern Energy Company (A)	99,544	355,372
SRC Energy, Inc. (A)	42,910	380,612
Statoil ASA	160,116	3,644,481
Stone Energy Corp. (A)	3,599	108,906
Suncor Energy, Inc.	239,724	7,891,164
Teekay Corp.	9,718	73,857
Teekay Tankers, Ltd., Class A (C)	37,287	42,880
Tellurian, Inc. (A)(C)	10,630	92,800
Thai Oil PCL	166,800	545,340
The Williams Companies, Inc.	157,920	4,383,859
TOTAL SA	224,447	12,766,261
Tourmaline Oil Corp. (A)	33,188	482,871
TransCanada Corp.	126,042	5,451,474
Tupras Turkiye Petrol Rafinerileri AS	11,633	357,030
Ultra Petroleum Corp. (A)	35,529	131,102
Ultrapar Participacoes SA	55,551	1,288,987
United Tractors Tbk PT	64,437	165,960
Uranium Energy Corp. (A)(C)	25,051	32,566
Valero Energy Corp.	83,619	7,560,830
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Vermilion Energy, Inc.	16,800	$553,410
W&T Offshore, Inc. (A)	17,160	66,752
Westmoreland Coal Company (A)(C)	3,464	1,459
WildHorse Resource Development Corp. (A)(C)	8,830	149,933
Woodside Petroleum, Ltd.	131,138	2,927,319
World Fuel Services Corp.	13,171	300,957
WPX Energy, Inc. (A)	77,494	1,094,990
Yanzhou Coal Mining Company, Ltd., H Shares	279,510	413,572
		410,417,630
		456,858,748
Financials – 21.6%
Banks – 11.3%
1st Source Corp.	2,963	146,135
ABN AMRO Group NV (B)	28,052	872,800
Access National Corp.	2,721	76,052
ACNB Corp.	1,554	43,512
Agricultural Bank of China, Ltd., H Shares	3,939,800	2,164,725
AIB Group PLC	175,523	1,162,972
Akbank Turk AS	193,763	538,242
Alior Bank SA (A)	4,862	117,541
Allegiance Bancshares, Inc. (A)	2,133	81,374
Alliance Financial Group BHD	114,740	120,164
American National Bankshares, Inc.	1,672	60,359
Ameris Bancorp	6,633	352,544
AMMB Holdings BHD	188,900	198,945
Aozora Bank, Ltd.	22,270	908,729
Arrow Financial Corp.	2,251	72,595
Associated Banc-Corp.	36,214	894,486
Atlantic Capital Bancshares, Inc. (A)	3,934	68,058
Australia & New Zealand Banking Group, Ltd.	414,564	9,264,724
Banc of California, Inc.	7,846	156,528
BancFirst Corp.	3,100	165,075
Banco Bilbao Vizcaya Argentaria SA	384,712	3,200,669
Banco Bradesco SA	143,208	1,624,427
Banco de Chile	4,376,814	746,400
Banco de Credito e Inversiones	7,610	569,698
Banco de Sabadell SA	312,175	652,150
Banco do Brasil SA	134,494	1,731,451
Banco Espirito Santo SA (A)	322,715	258
Banco Latinoamericano de Comercio Exterior SA	5,532	154,066
Banco Santander Brasil SA	65,226	738,662
Banco Santander Chile	11,623,924	957,823
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, B Shares	233,900	330,054
Banco Santander SA	932,454	6,391,568
Bancolombia SA	38,736	407,715
BancorpSouth Bank	31,836	1,002,834
Bangkok Bank PCL	35,957	262,456
Bank Central Asia Tbk PT	371,930	625,943
Bank Danamon Indonesia Tbk PT	153,801	73,615
Bank Handlowy w Warszawie SA	1,701	41,710
Bank Hapoalim BM	65,438	465,930
Bank Leumi Le-Israel BM	89,587	539,994
Bank Mandiri Persero Tbk PT	714,156	429,595
Bank Millennium SA (A)	28,740	70,012
Bank Negara Indonesia Persero Tbk PT	276,653	195,364
Bank of America Corp.	2,258,883	72,510,144
Bank of China, Ltd., H Shares	11,967,922	6,436,007
Bank of Commerce Holdings	3,311	35,759

The accompanying notes are an integral part of the financial statements.

63

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank of Communications Company, Ltd., H Shares	1,312,576	$1,043,505
Bank of Hawaii Corp.	8,274	678,551
Bank of Ireland Group PLC (A)	198,657	1,855,885
Bank of Marin Bancorp	1,281	84,738
Bank of Montreal	94,064	7,142,765
Bank of Queensland, Ltd.	56,152	546,660
Bank of the Ozarks	23,652	1,179,998
Bank of the Philippine Islands	22,647	52,066
Bank Pekao SA	9,624	369,736
Bank Rakyat Indonesia Persero Tbk PT	2,189,510	602,828
Bank Tabungan Negara Persero Tbk PT	175,300	47,387
Bank Zachodni WBK SA	2,040	221,923
Bankia SA	58,667	278,978
Bankinter SA	37,883	416,364
Bankwell Financial Group, Inc.	1,192	37,310
Banner Corp.	6,013	332,399
Bar Harbor Bankshares	2,795	75,745
Barclays Africa Group, Ltd.	118,238	1,967,106
Barclays PLC	2,933,081	8,534,199
BB&T Corp.	184,012	10,001,052
BCB Bancorp, Inc.	2,526	38,648
BDO Unibank, Inc.	77,820	231,913
Bendigo & Adelaide Bank, Ltd.	65,093	568,723
Berkshire Hills Bancorp, Inc.	7,292	267,981
Blue Hills Bancorp, Inc.	4,279	86,222
BNK Financial Group, Inc.	34,930	360,167
BNP Paribas SA	106,402	8,413,259
BOC Hong Kong Holdings, Ltd.	546,000	2,743,914
Boston Private Financial Holdings, Inc.	15,177	221,584
Bridge Bancorp, Inc.	3,520	116,864
Brookline Bancorp, Inc.	13,656	216,448
Bryn Mawr Bank Corp.	3,479	151,510
Byline Bancorp, Inc. (A)	1,238	28,548
C&F Financial Corp.	641	29,710
Cadence BanCorp	3,599	98,685
CaixaBank SA	209,203	1,015,734
Camden National Corp.	2,825	119,272
Canadian Imperial Bank of Commerce	63,400	5,790,586
Capital City Bank Group, Inc.	2,205	52,920
Capitec Bank Holdings, Ltd.	6,959	488,317
Capstar Financial Holdings, Inc. (A)	1,760	33,475
Carolina Financial Corp.	3,514	136,378
Cathay General Bancorp	28,673	1,177,313
CBTX, Inc.	545	15,047
CenterState Bank Corp.	11,082	301,874
Central Pacific Financial Corp.	5,457	152,087
Central Valley Community Bancorp	2,068	40,326
Century Bancorp, Inc., Class A	601	46,157
Chang Hwa Commercial Bank, Ltd.	637,926	364,506
Chemical Financial Corp.	26,756	1,476,664
China CITIC Bank Corp., Ltd., H Shares	1,346,700	973,828
China Construction Bank Corp., H Shares	12,673,496	12,994,292
China Development Financial Holding Corp.	1,869,000	664,123
China Everbright Bank Company, Ltd., H Shares	408,295	208,949
China Merchants Bank Company, Ltd., H Shares	588,174	2,452,166
China Minsheng Banking Corp., Ltd., H Shares	834,000	863,892
Chongqing Rural Commercial Bank Company, Ltd., H Shares	379,600	305,700
CIMB Group Holdings BHD	538,000	984,077
Citigroup, Inc.	616,229	46,519,127
Citizens & Northern Corp.	2,448	54,811
COMMON STOCKS (continued)
Banks (continued)
Citizens Financial Group, Inc.	114,629	$4,985,215
City Holding Company	2,785	187,625
Civista Bancshares, Inc.	2,111	47,561
CNB Financial Corp.	2,797	75,183
CoBiz Financial, Inc.	7,109	134,787
Codorus Valley Bancorp, Inc.	1,714	44,855
Columbia Banking System, Inc.	13,145	549,198
Comerica, Inc.	40,605	3,947,618
Commerce Bancshares, Inc.	18,292	1,056,729
Commerzbank AG (A)	88,139	1,361,792
Commonwealth Bank of Australia	244,223	14,374,334
Community Bank System, Inc.	8,934	476,272
Community Bankers Trust Corp. (A)	4,485	37,226
Community Trust Bancorp, Inc.	2,859	124,367
Concordia Financial Group, Ltd.	233,400	1,350,788
ConnectOne Bancorp, Inc.	5,513	158,774
County Bancorp, Inc.	923	24,681
Credicorp, Ltd.	7,000	1,515,150
Credit Agricole SA	107,165	1,836,293
CTBC Financial Holding Company, Ltd.	2,410,090	1,742,022
Cullen/Frost Bankers, Inc.	11,196	1,164,272
Customers Bancorp, Inc. (A)	5,138	150,749
CVB Financial Corp.	18,883	434,309
Danske Bank A/S	49,113	1,971,174
DBS Group Holdings, Ltd.	416,072	8,941,712
DGB Financial Group, Inc.	22,712	259,245
DNB ASA	136,268	2,672,942
E.Sun Financial Holding Company, Ltd.	1,244,046	819,440
Eagle Bancorp, Inc. (A)	5,767	352,075
East West Bancorp, Inc.	28,154	1,845,495
Enterprise Bancorp, Inc.	1,836	57,265
Enterprise Financial Services Corp.	4,080	191,148
Equity Bancshares, Inc., Class A (A)	2,040	75,358
Erste Group Bank AG	41,491	2,109,674
Evans Bancorp, Inc.	980	42,238
Farmers & Merchants Bancorp, Inc. (C)	1,710	63,270
Farmers Capital Bank Corp.	1,479	53,836
Farmers National Banc Corp.	4,970	67,095
FB Financial Corp. (A)	2,389	94,437
FCB Financial Holdings, Inc., Class A (A)	6,594	353,768
Fidelity Southern Corp.	4,189	94,294
Fifth Third Bancorp	165,281	5,462,537
Financial Institutions, Inc.	2,700	82,890
First Bancorp (NC)	5,153	178,448
First BanCorp (PR) (A)	34,977	210,911
First Bancorp, Inc.	2,080	56,077
First Busey Corp.	7,417	219,914
First Business Financial Services, Inc.	1,711	41,150
First Citizens BancShares, Inc., Class A	1,351	549,992
First Commonwealth Financial Corp.	17,574	245,509
First Community Bancshares, Inc.	3,192	86,663
First Connecticut Bancorp, Inc.	2,740	68,637
First Financial Bancorp	11,266	306,435
First Financial Bankshares, Inc.	11,560	531,760
First Financial Corp.	2,048	87,859
First Financial Holding Company, Ltd.	1,239,695	842,207
First Foundation, Inc. (A)	5,556	101,453
First Guaranty Bancshares, Inc.	1,086	27,226
First Horizon National Corp.	73,869	1,407,204
First Internet Bancorp	1,497	56,661
First Interstate BancSystem, Inc., Class A	4,796	189,442
First Merchants Corp.	7,502	310,058
First Mid-Illinois Bancshares, Inc.	1,937	66,129
First Midwest Bancorp, Inc.	18,600	450,492
First Northwest Bancorp (A)	2,115	33,840

The accompanying notes are an integral part of the financial statements.

64

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Flushing Financial Corp.	5,113	$136,517
FNB Bancorp	1,112	39,743
FNB Corp.	62,958	882,671
Franklin Financial Network, Inc. (A)	2,192	68,062
Fukuoka Financial Group, Inc.	147,000	749,028
Fulton Financial Corp.	65,334	1,182,545
German American Bancorp, Inc.	3,905	129,373
Glacier Bancorp, Inc.	14,260	554,714
Great Southern Bancorp, Inc.	2,041	98,784
Great Western Bancorp, Inc.	10,781	440,835
Green Bancorp, Inc. (A)	3,910	85,238
Grupo Financiero Banorte SAB de CV, Series O	311,250	1,865,950
Grupo Financiero Inbursa SAB de CV, Series O	286,800	459,473
Guaranty Bancorp	4,494	123,360
Guaranty Bancshares, Inc.	541	19,233
Hana Financial Group, Inc.	39,304	1,780,709
Hancock Holding Company	31,924	1,650,471
Hang Seng Bank, Ltd.	112,995	2,801,485
Hanmi Financial Corp.	5,766	176,151
HarborOne Bancorp, Inc. (A)	2,539	48,850
Heartland Financial USA, Inc.	4,481	239,061
Heritage Commerce Corp.	6,777	106,941
Heritage Financial Corp.	5,397	160,561
Hilltop Holdings, Inc.	13,342	324,344
Home BancShares, Inc.	59,449	1,366,733
HomeTrust Bancshares, Inc. (A)	3,210	83,300
Hong Leong Bank BHD	74,800	381,061
Hong Leong Financial Group BHD	26,800	130,199
Hope Bancorp, Inc.	23,611	426,415
Horizon Bancorp	4,257	120,473
Howard Bancorp, Inc. (A)	1,836	33,048
HSBC Holdings PLC	3,459,857	34,025,178
Hua Nan Financial Holdings Company, Ltd.	967,670	566,399
Huntington Bancshares, Inc.	251,933	3,955,348
IBERIABANK Corp.	9,192	742,714
Independent Bank Corp. (MA)	4,948	343,391
Independent Bank Corp. (MI)	3,875	88,544
Independent Bank Group, Inc.	3,213	225,553
Industrial & Commercial Bank of China, Ltd., H Shares	11,110,623	9,472,247
Industrial Bank of Korea	33,583	531,308
ING Groep NV	261,393	4,586,919
International Bancshares Corp.	20,535	793,678
Intesa Sanpaolo SpA	2,747,474	10,307,958
Intesa Sanpaolo SpA (Milan Stock Exchange)	180,123	714,773
Investar Holding Corp.	1,764	42,953
Investors Bancorp, Inc.	46,867	632,705
Itau CorpBanca	27,139,517	276,522
Japan Post Bank Company, Ltd.	76,600	1,044,511
JPMorgan Chase & Co.	807,940	93,317,070
Kasikornbank PCL	172,459	1,268,793
Kasikornbank PCL	99,400	730,537
KB Financial Group, Inc.	52,666	3,107,629
KBC Group NV	35,766	3,351,359
KeyCorp	249,749	5,277,196
Komercni banka AS	7,902	350,110
Krung Thai Bank PCL	499,100	321,356
Kyushu Financial Group, Inc.	65,500	363,600
Lakeland Bancorp, Inc.	8,235	157,289
Lakeland Financial Corp.	4,424	200,451
LegacyTexas Financial Group, Inc.	8,607	360,547
Live Oak Bancshares, Inc.	4,284	111,812
Lloyds Banking Group PLC	12,381,358	11,698,297
COMMON STOCKS (continued)
Banks (continued)
M&T Bank Corp.	35,143	$6,671,547
Macatawa Bank Corp.	5,115	50,587
MainSource Financial Group, Inc.	4,534	171,249
Malayan Banking BHD	496,033	1,322,647
MB Financial, Inc.	31,076	1,274,427
mBank SA (A)	755	100,191
MBT Financial Corp.	3,650	37,230
Mebuki Financial Group, Inc.	190,400	763,254
Mediobanca Banca di Credito Finanziario SpA	116,794	1,393,671
Mega Financial Holding Company, Ltd.	1,487,275	1,260,813
Mercantile Bank Corp.	3,010	99,631
Metropolitan Bank & Trust Company	24,510	45,891
Metropolitan Bank Holding Corp. (A)	703	31,227
Midland States Bancorp, Inc.	2,864	89,786
MidSouth Bancorp, Inc.	2,794	34,925
MidWestOne Financial Group, Inc.	2,122	67,522
Mitsubishi UFJ Financial Group, Inc.	2,265,300	15,955,956
Mizrahi Tefahot Bank, Ltd.	7,823	144,202
Mizuho Financial Group, Inc.	4,583,400	8,463,508
Moneta Money Bank AS (B)	43,254	174,501
MutualFirst Financial, Inc.	1,286	45,910
National Australia Bank, Ltd.	378,755	8,804,226
National Bank Holdings Corp., Class A	4,556	148,480
National Bank of Canada	50,381	2,444,452
National Bankshares, Inc.	1,387	55,272
National Commerce Corp. (A)	2,217	95,220
NBT Bancorp, Inc.	7,826	272,345
Nedbank Group, Ltd.	39,402	956,012
Nicolet Bankshares, Inc. (A)	1,658	89,648
Nordea Bank AB	425,779	4,831,628
Northeast Bancorp	1,496	32,837
Northrim BanCorp, Inc.	1,364	45,353
Norwood Financial Corp. (C)	1,208	35,660
OFG Bancorp (C)	7,933	85,280
Ohio Valley Banc Corp.	895	35,039
Old Line Bancshares, Inc.	1,713	54,182
Old National Bancorp	24,459	415,803
Old Point Financial Corp.	795	19,955
Old Second Bancorp, Inc.	5,424	74,580
Opus Bank	3,653	102,467
Orrstown Financial Services, Inc.	1,493	36,877
OTP Bank PLC	33,741	1,503,293
Oversea-Chinese Banking Corp., Ltd.	730,378	7,147,222
Pacific Mercantile Bancorp (A)	3,374	27,836
Pacific Premier Bancorp, Inc. (A)	7,153	300,784
PacWest Bancorp	25,114	1,309,444
Park National Corp.	2,462	248,711
Peapack Gladstone Financial Corp.	3,233	106,624
Penns Woods Bancorp, Inc.	950	38,580
Peoples Bancorp of North Carolina, Inc.	1,030	28,686
Peoples Bancorp, Inc.	3,060	105,539
Peoples Financial Services Corp.	1,358	55,909
People’s United Financial, Inc.	80,699	1,544,579
People’s Utah Bancorp	2,515	76,330
Pinnacle Financial Partners, Inc.	14,368	927,454
Powszechna Kasa Oszczednosci Bank Polski SA (A)	56,539	705,395
Preferred Bank	2,442	152,210
Premier Financial Bancorp, Inc.	1,984	34,958
Prosperity Bancshares, Inc.	13,535	1,015,125
Public Bank BHD	341,062	1,998,751
QCR Holdings, Inc.	2,280	99,408
Raiffeisen Bank International AG (A)	20,542	795,880
RBB Bancorp	766	19,579
Regions Financial Corp.	270,421	5,248,872

The accompanying notes are an integral part of the financial statements.

65

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Renasant Corp.	8,270	$345,355
Republic Bancorp, Inc., Class A	1,818	67,721
Republic First Bancorp, Inc. (A)(C)	9,063	76,582
Resona Holdings, Inc.	420,400	2,381,614
RHB Bank BHD	97,141	133,210
Royal Bank of Canada	209,927	16,537,968
S&T Bancorp, Inc.	6,265	247,217
Sandy Spring Bancorp, Inc.	6,080	235,661
Seacoast Banking Corp. of Florida (A)	7,758	203,415
Security Bank Corp.	7,940	37,498
ServisFirst Bancshares, Inc.	8,445	339,151
Seven Bank, Ltd.	111,400	382,374
Shinhan Financial Group Company, Ltd.	56,534	2,457,057
Shinsei Bank, Ltd.	31,600	496,240
Shore Bancshares, Inc.	2,623	44,643
Sierra Bancorp	2,576	67,028
Signature Bank (A)	10,456	1,528,563
Simmons First National Corp., Class A	15,088	429,254
SinoPac Financial Holdings Company, Ltd.	1,428,542	492,164
Skandinaviska Enskilda Banken AB, Series A	211,219	2,478,960
SmartFinancial, Inc. (A)	1,433	31,268
Societe Generale SA	72,716	4,131,696
South State Corp.	6,591	571,440
Southern First Bancshares, Inc. (A)	1,343	56,607
Southern National Bancorp of Virginia, Inc.	4,204	64,658
Southside Bancshares, Inc.	5,061	169,037
Standard Bank Group, Ltd.	226,171	4,147,611
Standard Chartered PLC (A)	566,970	6,286,002
State Bank Financial Corp.	6,863	198,615
Sterling Bancorp	82,489	1,917,869
Stock Yards Bancorp, Inc.	4,030	141,453
Sumitomo Mitsui Financial Group, Inc.	255,379	11,037,904
Sumitomo Mitsui Trust Holdings, Inc.	63,138	2,535,499
Summit Financial Group, Inc.	2,137	51,181
SunTrust Banks, Inc.	110,732	7,733,523
Suruga Bank, Ltd.	33,100	540,602
SVB Financial Group (A)	10,273	2,557,772
Svenska Handelsbanken AB, A Shares	212,730	2,910,550
Swedbank AB, A Shares	127,589	3,202,519
Synovus Financial Corp.	23,289	1,148,148
Taishin Financial Holding Company, Ltd.	1,230,054	591,725
Taiwan Business Bank	373,586	110,158
Taiwan Cooperative Financial Holding Company, Ltd.	1,082,451	625,468
TCF Financial Corp.	33,489	746,805
Texas Capital Bancshares, Inc. (A)	18,730	1,689,446
The Bancorp, Inc. (A)	8,976	94,876
The Bank of East Asia, Ltd.	176,093	773,278
The Bank of Kyoto, Ltd.	11,400	629,655
The Bank of Nova Scotia	173,089	10,723,641
The Bank of NT Butterfield & Son, Ltd.	9,744	444,424
The Chiba Bank, Ltd.	133,000	1,091,650
The First Bancshares, Inc.	2,062	65,469
The First of Long Island Corp.	4,428	120,663
The Hachijuni Bank, Ltd.	77,400	464,228
The PNC Financial Services Group, Inc.	110,806	17,469,674
The Royal Bank of Scotland Group PLC (A)	616,472	2,259,482
The Shizuoka Bank, Ltd.	99,000	995,463
The Siam Commercial Bank PCL	270,309	1,276,112
The Toronto-Dominion Bank	265,528	15,312,556
TMB Bank PCL	1,792,600	170,831
Tompkins Financial Corp.	2,670	204,896
Towne Bank	11,789	336,576
TriCo Bancshares	3,758	140,361
TriState Capital Holdings, Inc. (A)	4,188	93,602
COMMON STOCKS (continued)
Banks (continued)
Triumph Bancorp, Inc. (A)	3,228	$132,187
Trustmark Corp.	25,507	796,839
Turkiye Garanti Bankasi AS	206,105	633,263
Turkiye Halk Bankasi AS	61,846	156,084
Turkiye Is Bankasi AS, Class C	124,906	247,880
Turkiye Vakiflar Bankasi TAO, Class D	73,978	142,281
U.S. Bancorp	367,182	19,960,014
UMB Financial Corp.	16,792	1,225,816
Umpqua Holdings Corp.	83,179	1,772,544
UniCredit SpA	406,718	8,577,549
Union Bankshares Corp.	8,804	329,094
United Bankshares, Inc.	38,636	1,371,578
United Community Banks, Inc.	13,355	412,803
United Overseas Bank, Ltd.	309,457	6,482,171
United Security Bancshares	2,777	28,325
Univest Corp. of Pennsylvania	4,773	130,780
Valley National Bancorp	98,202	1,224,579
Veritex Holdings, Inc. (A)	2,988	82,947
Washington Trust Bancorp, Inc.	2,760	143,106
Webster Financial Corp.	17,934	978,838
Wells Fargo & Company	1,031,718	60,262,648
WesBanco, Inc.	7,707	317,605
Westamerica Bancorporation (C)	4,670	267,544
Westpac Banking Corp.	478,944	11,350,177
Wintrust Financial Corp.	20,990	1,773,865
Woori Bank	49,393	753,820
Yamaguchi Financial Group, Inc.	36,500	440,583
Yapi ve Kredi Bankasi AS (A)	81,033	100,970
Zions Bancorporation	47,049	2,586,284
		854,878,693
Capital markets – 3.9%
3i Group PLC	168,714	2,170,171
Affiliated Managers Group, Inc.	15,920	3,014,611
Ameriprise Financial, Inc.	41,827	6,543,416
Amundi SA (B)	5,577	454,615
Arlington Asset Investment Corp., Class A (C)	5,076	54,922
Artisan Partners Asset Management, Inc., Class A	8,226	277,628
Associated Capital Group, Inc., Class A (C)	885	30,533
ASX, Ltd.	27,083	1,218,491
B. Riley Financial, Inc.	3,820	70,670
B3 SA - Brasil Bolsa Balcao	321,076	2,533,483
BlackRock, Inc.	34,862	19,154,229
Brait SE (A)	67,632	257,158
Brookfield Asset Management, Inc., Class A	122,258	4,739,975
Cboe Global Markets, Inc.	31,864	3,569,087
China Cinda Asset Management Company, Ltd., H Shares	1,321,600	492,990
China Everbright, Ltd.	141,084	307,728
China Galaxy Securities Company, Ltd., H Shares	499,500	346,595
China Huarong Asset Management Company, Ltd., H Shares (B)	1,497,300	675,709
CI Financial Corp.	39,815	885,536
CITIC Securities Company, Ltd., H Shares	346,400	774,972
CME Group, Inc.	95,759	15,911,315
Cohen & Steers, Inc.	3,896	155,840
Coronation Fund Managers, Ltd.	41,433	280,475
Cowen, Inc. (A)	4,799	68,866
Credit Suisse Group AG (A)	281,570	5,181,499
Daiwa Securities Group, Inc.	307,018	2,041,001
Deutsche Bank AG	171,371	2,731,717
Deutsche Boerse AG	15,942	2,119,834
Diamond Hill Investment Group, Inc.	581	119,122
Donnelley Financial Solutions, Inc. (A)	6,031	104,397

The accompanying notes are an integral part of the financial statements.

66

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
E*TRADE Financial Corp. (A)	77,004	$4,021,919
Eaton Vance Corp.	22,999	1,217,337
Evercore, Inc., Class A	7,002	651,536
FactSet Research Systems, Inc.	7,618	1,547,825
Federated Investors, Inc., Class B	18,473	601,850
Financial Engines, Inc.	10,663	357,211
Franklin Resources, Inc.	93,583	3,618,855
GAIN Capital Holdings, Inc. (C)	6,358	45,078
GAMCO Investors, Inc., Class A	931	24,951
GF Securities Company, Ltd., H Shares	202,900	387,425
Greenhill & Company, Inc. (C)	4,433	90,212
Haitong Securities Company, Ltd., H Shares	484,700	688,270
Hamilton Lane, Inc. Class A	2,578	90,075
Hargreaves Lansdown PLC	45,178	1,068,623
Hong Kong Exchanges & Clearing, Ltd.	172,777	6,189,221
Houlihan Lokey, Inc.	4,875	226,298
Huatai Securities Company, Ltd., H Shares (B)	248,100	495,783
IGM Financial, Inc.	14,959	456,860
Interactive Brokers Group, Inc., Class A	13,922	966,187
Intercontinental Exchange, Inc.	164,568	12,026,629
INTL. FCStone, Inc. (A)	2,736	108,482
Invesco, Ltd.	115,632	3,762,665
Investec PLC	114,639	994,399
Investec, Ltd.	46,178	403,507
Investment Technology Group, Inc.	5,967	118,266
Janus Henderson Group PLC	35,133	1,241,600
Japan Exchange Group, Inc.	98,998	1,702,849
Julius Baer Group, Ltd. (A)	25,693	1,668,837
Kingston Financial Group, Ltd. (C)	596,000	358,805
Korea Investment Holdings Company, Ltd. (A)	5,298	382,267
Ladenburg Thalmann Financial Services, Inc.	19,280	64,395
Legg Mason, Inc.	16,467	657,198
London Stock Exchange Group PLC	53,670	2,963,202
Macquarie Group, Ltd.	45,728	3,643,326
MarketAxess Holdings, Inc.	7,321	1,481,770
Medley Management, Inc.	1,045	6,375
Mirae Asset Daewoo Company, Ltd.	49,436	421,085
Moelis & Company, Class A	5,670	287,753
Moody’s Corp.	46,784	7,807,314
Morgan Stanley	392,401	21,982,304
MSCI, Inc.	17,542	2,482,544
Nasdaq, Inc.	33,206	2,681,385
Natixis SA	89,930	770,367
NH Investment & Securities Company, Ltd. (A)	19,137	250,913
Nomura Holdings, Inc.	690,600	4,203,940
Northern Trust Corp.	61,035	6,461,775
OM Asset Management PLC	13,889	212,918
Oppenheimer Holdings, Inc., Class A	1,820	48,321
Partners Group Holding AG	1,970	1,427,819
Piper Jaffray Companies	2,641	220,524
PJT Partners, Inc., Class A	3,336	159,494
Pzena Investment Management, Inc., Class A	3,205	34,870
Raymond James Financial, Inc.	36,509	3,384,749
S&P Global, Inc.	71,757	13,762,993
Safeguard Scientifics, Inc. (A)	3,884	47,385
Samsung Securities Company, Ltd.	9,085	330,759
SBI Holdings, Inc.	38,564	881,246
Schroders PLC	21,515	1,014,517
SEI Investments Company	25,458	1,854,106
Singapore Exchange, Ltd.	188,400	1,067,547
St. James’s Place PLC	91,098	1,439,965
State Street Corp.	92,781	9,848,703
Stifel Financial Corp.	25,468	1,626,641
T. Rowe Price Group, Inc.	68,561	7,671,976
COMMON STOCKS (continued)
Capital markets (continued)
The Bank of New York Mellon Corp.	289,214	$16,493,874
The Charles Schwab Corp.	336,287	17,829,937
The Goldman Sachs Group, Inc.	98,869	25,995,626
Thomson Reuters Corp.	43,379	1,709,198
UBS Group AG (A)	423,896	8,032,774
Value Line, Inc.	348	6,466
Virtu Financial, Inc., Class A (C)	4,568	135,670
Virtus Investment Partners, Inc.	1,256	154,551
Waddell & Reed Financial, Inc., Class A (C)	14,777	295,540
Westwood Holdings Group, Inc.	1,520	82,597
WisdomTree Investments, Inc.	21,068	202,463
Yuanta Financial Holdings Company, Ltd.	1,440,187	638,862
		294,578,144
Consumer finance – 0.7%
Acom Company, Ltd. (A)	76,200	343,239
AEON Financial Service Company, Ltd.	21,600	501,942
American Express Company	202,664	19,761,767
Capital One Financial Corp.	136,503	13,367,739
Credit Saison Company, Ltd.	29,800	511,527
Discover Financial Services	102,292	8,063,678
Elevate Credit, Inc. (A)(C)	3,215	22,955
Encore Capital Group, Inc. (A)(C)	4,404	188,491
Enova International, Inc. (A)	6,035	132,770
EZCORP, Inc., Class A (A)	9,150	118,950
FirstCash, Inc.	8,415	620,186
Gentera SAB de CV	110,300	90,168
Green Dot Corp., Class A (A)	8,437	549,502
LendingClub Corp. (A)	59,409	187,138
Navient Corp.	74,856	970,134
Nelnet, Inc., Class A	3,470	192,030
PRA Group, Inc. (A)(C)	8,134	311,532
Regional Management Corp. (A)	1,878	56,190
Samsung Card Company, Ltd.	3,517	118,104
SLM Corp. (A)	84,123	917,782
Synchrony Financial	206,914	7,529,600
World Acceptance Corp. (A)	1,073	115,369
		54,670,793
Diversified financial services – 1.9%
AMP, Ltd.	412,303	1,681,986
Ayala Corp.	10,590	213,957
Berkshire Hathaway, Inc., Class B (A)	541,403	112,178,702
Cannae Holdings, Inc. (A)	11,265	207,051
Chailease Holding Company, Ltd.	172,079	569,541
Challenger, Ltd.	81,105	789,885
Element Fleet Management Corp.	60,642	230,148
Eurazeo SA	3,906	372,792
EXOR NV	21,818	1,583,196
Far East Horizon, Ltd.	295,700	297,068
First Pacific Company, Ltd.	292,000	181,208
FirstRand, Ltd.	589,375	3,658,804
Fubon Financial Holding Company, Ltd.	923,659	1,625,659
Groupe Bruxelles Lambert SA	11,328	1,293,362
Grupo de Inversiones Suramericana SA	39,922	535,279
GT Capital Holdings, Inc.	3,510	91,004
Haci Omer Sabanci Holding AS	84,415	237,520
Industrivarden AB, C Shares	23,818	568,185
Investor AB, B Shares	64,627	2,902,927
Kinnevik AB, B Shares	33,278	1,214,538
L E Lundbergforetagen AB, B Shares	5,386	401,868
Leucadia National Corp.	89,580	2,149,024
Marlin Business Services Corp.	1,665	42,957
Metro Pacific Investments Corp.	533,400	57,637
Mitsubishi UFJ Lease & Finance Company, Ltd.	85,700	542,348

The accompanying notes are an integral part of the financial statements.

67

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
NewStar Financial, Inc. (A)	5,608	$3,028
On Deck Capital, Inc. (A)	9,011	46,767
Onex Corp.	12,269	900,288
ORIX Corp.	252,000	4,461,558
Pargesa Holding SA	4,236	373,952
PSG Group, Ltd.	26,158	481,483
Remgro, Ltd.	92,380	1,880,110
RMB Holdings, Ltd.	124,342	912,484
Standard Life Aberdeen PLC	461,734	2,332,393
Wendel SA	2,516	436,055
		145,454,764
Insurance – 3.7%
Admiral Group PLC	36,275	918,957
Aegon NV	125,873	873,880
Aflac, Inc.	65,550	5,826,084
Ageas	28,056	1,469,021
AIA Group, Ltd.	1,786,509	14,825,503
Alleghany Corp. (A)	3,007	1,822,693
Allianz SE	37,694	8,755,986
Ambac Financial Group, Inc. (A)	8,179	123,912
American Equity Investment Life Holding Company	15,732	481,557
American Financial Group, Inc.	13,387	1,510,054
American International Group, Inc.	149,591	8,577,548
AMERISAFE, Inc.	3,503	196,168
AmTrust Financial Services, Inc.	15,413	184,494
Aon PLC	41,577	5,834,085
Argo Group International Holdings, Ltd.	5,297	308,550
Arthur J. Gallagher & Company	30,042	2,076,203
Aspen Insurance Holdings, Ltd.	11,571	421,184
Assicurazioni Generali SpA	256,485	4,798,147
Assurant, Inc.	8,850	756,410
Atlas Financial Holdings, Inc. (A)	2,096	36,785
Aviva PLC	703,476	4,873,173
AXA SA	186,341	5,836,024
Baldwin & Lyons, Inc., Class B	1,963	44,462
Baloise Holding AG	6,148	967,211
BB Seguridade Participacoes SA	113,108	1,013,719
Blue Capital Reinsurance Holdings, Ltd.	1,195	13,265
Brighthouse Financial, Inc. (A)	16,301	884,655
Brown & Brown, Inc.	22,537	1,186,348
Cathay Financial Holding Company, Ltd.	1,169,890	2,141,117
China Life Insurance Company, Ltd.	376,852	374,849
China Life Insurance Company, Ltd., H Shares	1,131,176	3,322,684
China Pacific Insurance Group Company, Ltd., H Shares	402,179	1,956,448
China Taiping Insurance Holdings Company, Ltd.	247,800	945,850
Chubb, Ltd.	77,045	10,934,226
Cincinnati Financial Corp.	25,531	1,904,357
Citizens, Inc. (A)(C)	8,633	59,136
CNO Financial Group, Inc.	63,379	1,428,563
CNP Assurances	19,140	463,830
Crawford & Company, Class B	2,245	20,138
Dai-ichi Life Holdings, Inc.	206,600	4,045,457
DB Insurance Company, Ltd.	7,015	448,355
Direct Line Insurance Group PLC	245,407	1,290,634
Discovery, Ltd.	63,265	956,443
Donegal Group, Inc., Class A	1,895	29,960
eHealth, Inc. (A)	2,946	47,990
EMC Insurance Group, Inc.	1,761	45,962
Employers Holdings, Inc.	5,817	227,736
Enstar Group, Ltd. (A)	2,050	405,900
Everest Re Group, Ltd.	6,794	1,632,191
Fairfax Financial Holdings, Ltd.	4,233	2,068,866
COMMON STOCKS (continued)
Insurance (continued)
FBL Financial Group, Inc., Class A	1,828	$118,637
Federated National Holding Company	2,259	34,902
First American Financial Corp.	21,566	1,251,475
Genworth Financial, Inc., Class A (A)	188,787	513,501
Gjensidige Forsikring ASA	31,420	573,312
Great-West Lifeco, Inc.	50,028	1,320,097
Greenlight Capital Re, Ltd., Class A (A)	5,674	93,054
Hallmark Financial Services, Inc. (A)	2,753	27,062
Hannover Rueck SE	5,599	761,569
Hanwha Life Insurance Company, Ltd.	33,666	208,152
HCI Group, Inc.	1,428	49,452
Health Insurance Innovations, Inc., Class A (A)(C)	2,197	68,546
Heritage Insurance Holdings, Inc. (C)	3,978	66,353
Horace Mann Educators Corp.	7,469	307,349
Hyundai Marine & Fire Insurance Company, Ltd.	9,027	343,710
Independence Holding Company	1,210	34,485
Industrial Alliance Insurance & Financial Services, Inc.	17,576	744,980
Infinity Property & Casualty Corp.	1,963	231,536
ING Life Insurance Korea, Ltd. (B)	4,806	233,968
Insurance Australia Group, Ltd.	346,402	2,188,913
Intact Financial Corp.	22,209	1,717,771
Investors Title Company	298	57,365
James River Group Holdings, Ltd.	4,689	153,377
Japan Post Holdings Company, Ltd.	305,700	3,683,640
Kemper Corp.	16,743	944,305
Kingstone Companies, Inc.	1,789	34,170
Kinsale Capital Group, Inc.	2,697	132,153
Legal & General Group PLC	1,043,118	3,757,762
Liberty Holdings, Ltd.	23,537	267,847
Lincoln National Corp.	36,573	2,785,765
Loews Corp.	46,594	2,298,482
Maiden Holdings, Ltd.	12,795	76,770
Mapfre SA	79,446	266,579
Marsh & McLennan Companies, Inc.	84,851	7,044,330
MBIA, Inc. (A)(C)	16,170	129,198
Medibank Pvt., Ltd.	404,145	989,096
Mercury General Corp.	7,113	324,637
MetLife, Inc.	175,141	8,089,763
MMI Holdings, Ltd.	174,381	319,392
MS&AD Insurance Group Holdings, Inc.	91,968	2,838,068
Muenchener Rueckversicherungs-Gesellschaft AG	13,275	2,968,422
National General Holdings Corp.	8,981	206,383
National Western Life Group, Inc., Class A	426	129,930
New China Life Insurance Company, Ltd., H Shares	120,400	714,563
NI Holdings, Inc. (A)	2,002	32,252
NN Group NV	22,126	986,397
Old Mutual PLC	861,529	3,009,189
Old Republic International Corp.	47,787	957,174
PICC Property & Casualty Company, Ltd., H Shares	707,499	1,387,671
Ping An Insurance Group Company of China, Ltd., H Shares	787,310	8,292,975
Porto Seguro SA	20,023	282,378
Poste Italiane SpA (B)	112,795	968,440
Power Corp. of Canada	58,566	1,387,930
Power Financial Corp.	43,402	1,133,079
Powszechny Zaklad Ubezpieczen SA	39,829	494,151
Primerica, Inc.	16,693	1,627,568
Principal Financial Group, Inc.	45,339	2,825,980
Prudential Financial, Inc.	70,898	7,537,875

The accompanying notes are an integral part of the financial statements.

68

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential PLC	448,481	$11,237,606
QBE Insurance Group, Ltd.	199,372	1,565,935
Rand Merchant Investment Holdings, Ltd.	125,827	475,833
Reinsurance Group of America, Inc.	12,545	1,929,296
RenaissanceRe Holdings, Ltd.	7,797	1,000,199
RLI Corp.	7,057	429,066
RSA Insurance Group PLC	182,601	1,583,624
Safety Insurance Group, Inc.	2,690	191,932
Sampo OYJ, A Shares	35,550	2,011,961
Samsung Fire & Marine Insurance Company, Ltd.	4,202	1,121,840
Samsung Life Insurance Company, Ltd.	9,562	1,074,457
Sanlam, Ltd.	250,256	1,908,422
SCOR SE	17,772	753,471
Selective Insurance Group, Inc.	10,505	597,209
Shin Kong Financial Holding Company, Ltd.	1,209,101	491,884
Sompo Holdings, Inc.	68,260	2,610,663
Sony Financial Holdings, Inc.	34,900	643,360
State Auto Financial Corp.	2,883	79,513
Stewart Information Services Corp.	3,861	154,942
Sul America SA	35,894	236,021
Sun Life Financial, Inc.	91,972	3,788,684
Suncorp Group, Ltd.	189,348	1,976,778
Swiss Life Holding AG (A)	3,991	1,441,242
Swiss Re AG	37,329	3,798,023
T&D Holdings, Inc.	101,500	1,664,380
The Allstate Corp.	59,581	5,496,943
The Hanover Insurance Group, Inc.	8,255	890,797
The Hartford Financial Services Group, Inc.	59,558	3,147,640
The Navigators Group, Inc.	3,795	204,551
The People’s Insurance Company Group of China, Ltd., H Shares	1,102,200	590,116
The Progressive Corp.	96,476	5,555,088
The Travelers Companies, Inc.	45,403	6,311,017
Third Point Reinsurance, Ltd. (A)	16,775	233,173
Tokio Marine Holdings, Inc.	129,914	5,951,570
Torchmark Corp.	18,860	1,610,078
Trupanion, Inc. (A)(C)	4,112	121,839
Tryg A/S	9,428	223,618
UnipolSai Assicurazioni SpA	223,833	536,832
United Fire Group, Inc.	3,953	175,829
United Insurance Holdings Corp.	3,716	72,648
Universal Insurance Holdings, Inc.	5,710	167,303
Unum Group	38,131	1,943,156
W.R. Berkley Corp.	18,741	1,281,510
Willis Towers Watson PLC	22,028	3,478,221
WMIH Corp. (A)	35,239	45,458
XL Group, Ltd.	42,660	1,804,945
Zurich Insurance Group AG	17,823	5,860,118
		277,859,441
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	5,207	85,187
Anworth Mortgage Asset Corp.	18,052	82,317
Apollo Commercial Real Estate Finance, Inc.	19,464	355,413
Ares Commercial Real Estate Corp.	5,101	62,844
ARMOUR Residential REIT, Inc.	7,532	161,335
Capstead Mortgage Corp.	17,388	145,190
Cherry Hill Mortgage Investment Corp.	2,333	37,608
CYS Investments, Inc.	28,032	177,162
Dynex Capital, Inc.	9,700	58,394
Ellington Residential Mortgage REIT	1,905	20,193
Granite Point Mortgage Trust, Inc.	7,840	132,104
Great Ajax Corp.	3,157	40,978
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,218	162,237
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Invesco Mortgage Capital, Inc.	20,392	$313,425
KKR Real Estate Finance Trust, Inc.	1,894	37,122
Ladder Capital Corp.	14,285	210,989
MTGE Investment Corp.	8,381	142,477
New York Mortgage Trust, Inc.	20,659	113,831
Orchid Island Capital, Inc.	8,186	58,857
Owens Realty Mortgage, Inc.	2,086	29,517
PennyMac Mortgage Investment Trust	11,688	194,839
Redwood Trust, Inc.	13,938	204,192
Resource Capital Corp.	5,838	50,732
Sutherland Asset Management Corp.	3,325	45,885
TPG RE Finance Trust, Inc.	1,960	36,319
Western Asset Mortgage Capital Corp.	7,696	67,879
		3,027,026
Thrifts and mortgage finance – 0.1%
BankFinancial Corp.	2,792	44,756
Bear State Financial, Inc.	4,034	41,389
Beneficial Bancorp, Inc.	12,583	188,745
BofI Holding, Inc. (A)(C)	10,894	405,148
BSB Bancorp, Inc. (A)	1,660	48,140
Capitol Federal Financial, Inc.	23,241	290,280
Charter Financial Corp.	2,391	47,461
Clifton Bancorp, Inc.	3,836	59,151
Dime Community Bancshares, Inc.	5,865	105,570
Entegra Financial Corp. (A)	1,364	38,328
Essent Group, Ltd. (A)	14,796	667,152
Federal Agricultural Mortgage Corp., Class C	1,625	123,598
First Defiance Financial Corp.	1,810	96,310
Flagstar Bancorp, Inc. (A)	3,874	136,597
Hingham Institution for Savings	240	48,002
Home Bancorp, Inc.	1,182	49,053
HomeStreet, Inc. (A)	4,906	140,802
Impac Mortgage Holdings, Inc. (A)	1,862	16,572
Kearny Financial Corp.	14,481	188,253
LendingTree, Inc. (A)(C)	1,159	403,912
Malvern Bancorp, Inc. (A)	1,318	31,434
Merchants Bancorp	1,346	27,593
Meridian Bancorp, Inc.	8,766	175,758
Meta Financial Group, Inc.	1,646	176,780
MGIC Investment Corp. (A)	67,468	930,384
Nationstar Mortgage Holdings, Inc. (A)	5,367	91,883
New York Community Bancorp, Inc.	95,258	1,297,414
NMI Holdings, Inc., Class A (A)	10,407	206,579
Northfield Bancorp, Inc.	7,936	123,167
Northwest Bancshares, Inc.	17,093	280,496
OceanFirst Financial Corp.	7,791	201,631
Ocwen Financial Corp. (A)	19,734	71,832
Oritani Financial Corp.	7,330	114,348
PCSB Financial Corp. (A)	3,424	65,707
PennyMac Financial Services, Inc., Class A (A)	2,976	69,341
PHH Corp. (A)	5,857	61,967
Provident Financial Holdings, Inc.	1,323	24,105
Provident Financial Services, Inc.	11,168	277,860
Prudential Bancorp, Inc.	1,710	29,822
Radian Group, Inc.	39,481	810,150
Riverview Bancorp, Inc.	4,121	35,605
SI Financial Group, Inc.	2,319	33,394
Southern Missouri Bancorp, Inc.	1,326	44,845
Territorial Bancorp, Inc.	1,604	47,911
Timberland Bancorp, Inc.	1,237	35,316
TrustCo Bank Corp.	16,723	142,146
United Community Financial Corp.	9,035	83,483
United Financial Bancorp, Inc.	9,245	144,222
Walker & Dunlop, Inc.	5,054	244,260

The accompanying notes are an integral part of the financial statements.

69

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Washington Federal, Inc.	32,879	$1,140,901
Waterstone Financial, Inc.	4,750	81,700
Western New England Bancorp, Inc.	5,239	52,128
WSFS Financial Corp.	5,511	262,875
		10,556,256
		1,641,025,117
Health care – 8.9%
Biotechnology – 1.5%
3SBio, Inc. (A)(B)	153,100	289,248
AbbVie, Inc.	160,982	18,646,545
Abeona Therapeutics, Inc. (A)(C)	5,116	70,857
Acceleron Pharma, Inc. (A)	6,834	286,550
Achaogen, Inc. (A)(C)	6,268	65,375
Achillion Pharmaceuticals, Inc. (A)	21,812	70,889
Acorda Therapeutics, Inc. (A)	7,797	185,179
Adamas Pharmaceuticals, Inc. (A)	2,671	65,306
Aduro Biotech, Inc. (A)(C)	8,067	50,419
Advaxis, Inc. (A)(C)	6,559	12,200
Agenus, Inc. (A)	13,237	71,347
Aileron Therapeutics, Inc. (A)	734	6,026
Aimmune Therapeutics, Inc. (A)	6,429	208,943
Akebia Therapeutics, Inc. (A)	8,128	116,230
Alder Biopharmaceuticals, Inc. (A)	11,635	161,727
Alexion Pharmaceuticals, Inc. (A)	22,661	2,661,534
Allena Pharmaceuticals, Inc. (A)	1,008	6,864
AMAG Pharmaceuticals, Inc. (A)	6,345	133,562
Amgen, Inc.	73,441	13,496,253
Amicus Therapeutics, Inc. (A)	30,388	418,139
AnaptysBio, Inc. (A)	3,249	398,847
Anavex Life Sciences Corp. (A)(C)	6,327	14,932
Apellis Pharmaceuticals, Inc. (A)(C)	1,968	36,073
Ardelyx, Inc. (A)	6,049	32,513
Arena Pharmaceuticals, Inc. (A)	7,099	275,228
Array BioPharma, Inc. (A)	36,241	627,694
Asterias Biotherapeutics, Inc. (A)(C)	5,576	11,988
Atara Biotherapeutics, Inc. (A)(C)	4,764	183,533
Athenex, Inc. (A)	1,279	20,259
Athersys, Inc. (A)(C)	18,183	24,911
Audentes Therapeutics, Inc. (A)	2,991	100,767
Avexis, Inc. (A)	4,461	551,960
Axovant Sciences, Ltd. (A)	5,811	8,368
Bellicum Pharmaceuticals, Inc. (A)(C)	4,769	33,145
BioCryst Pharmaceuticals, Inc. (A)	17,849	88,710
Biogen, Inc. (A)	21,405	6,185,831
Biohaven Pharmaceutical Holding Company, Ltd. (A)	1,941	65,780
BioSpecifics Technologies Corp. (A)	1,080	43,740
BioTime, Inc. (A)(C)	15,204	39,834
Bioverativ, Inc. (A)	21,067	2,205,294
Bluebird Bio, Inc. (A)	8,912	1,791,312
Blueprint Medicines Corp. (A)	7,743	670,234
Calithera Biosciences, Inc. (A)	5,622	43,289
Calyxt, Inc. (A)(C)	1,531	28,124
Cara Therapeutics, Inc. (A)(C)	4,993	69,802
Cascadian Therapeutics, Inc. (A)	6,490	64,705
Catalyst Pharmaceuticals, Inc. (A)	12,780	40,768
Celcuity, Inc. (A)	525	9,104
Celgene Corp. (A)	79,606	6,935,275
Celldex Therapeutics, Inc. (A)	23,707	53,341
Celltrion, Inc. (A)	10,753	3,477,910
ChemoCentryx, Inc. (A)	4,869	47,327
Chimerix, Inc. (A)	8,871	43,113
Clovis Oncology, Inc. (A)	8,001	464,618
Coherus Biosciences, Inc. (A)	7,131	70,597
COMMON STOCKS (continued)
Biotechnology (continued)
Conatus Pharmaceuticals, Inc. (A)(C)	4,865	$25,298
Concert Pharmaceuticals, Inc. (A)	3,270	71,548
Corbus Pharmaceuticals Holdings, Inc. (A)(C)	8,835	65,379
Corvus Pharmaceuticals, Inc. (A)	1,581	12,948
CSL, Ltd.	63,820	8,037,406
Curis, Inc. (A)	23,830	11,796
Cytokinetics, Inc. (A)	7,567	58,644
CytomX Therapeutics, Inc. (A)	5,235	155,532
Deciphera Pharmaceuticals, Inc. (A)	1,500	37,530
Dyax Corp. (A)(D)	25,454	80,180
Dynavax Technologies Corp. (A)(C)	11,129	179,733
Eagle Pharmaceuticals, Inc. (A)	1,486	83,424
Edge Therapeutics, Inc. (A)(C)	3,656	55,023
Editas Medicine, Inc. (A)(C)	6,325	231,748
Emergent BioSolutions, Inc. (A)	6,097	303,021
Enanta Pharmaceuticals, Inc. (A)	2,851	224,146
Epizyme, Inc. (A)	8,912	157,742
Esperion Therapeutics, Inc. (A)	3,115	250,477
Exact Sciences Corp. (A)	21,417	955,412
Fate Therapeutics, Inc. (A)	7,020	79,045
FibroGen, Inc. (A)	12,690	699,219
Five Prime Therapeutics, Inc. (A)	4,930	104,812
Flexion Therapeutics, Inc. (A)(C)	5,955	151,019
Fortress Biotech, Inc. (A)(C)	6,175	26,306
Foundation Medicine, Inc. (A)	2,661	220,198
G1 Therapeutics, Inc. (A)	1,507	34,043
Genmab A/S (A)	3,773	767,317
Genocea Biosciences, Inc. (A)	5,821	5,821
Genomic Health, Inc. (A)	3,633	116,256
Geron Corp. (A)(C)	26,566	61,367
Gilead Sciences, Inc.	131,807	10,377,165
Global Blood Therapeutics, Inc. (A)	6,764	396,709
Grifols SA	17,366	474,807
Halozyme Therapeutics, Inc. (A)	21,723	427,074
Heron Therapeutics, Inc. (A)	8,191	166,687
Idera Pharmaceuticals, Inc. (A)	25,697	45,484
Immune Design Corp. (A)	5,858	16,988
ImmunoGen, Inc. (A)	18,172	201,891
Immunomedics, Inc. (A)(C)	18,666	315,642
Incyte Corp. (A)	17,726	1,509,546
Inovio Pharmaceuticals, Inc. (A)(C)	15,074	61,803
Insmed, Inc. (A)	13,933	337,318
Insys Therapeutics, Inc. (A)(C)	4,111	29,969
Intellia Therapeutics, Inc. (A)(C)	3,023	78,900
Invitae Corp. (A)(C)	7,666	50,519
Iovance Biotherapeutics, Inc. (A)	11,205	194,407
Ironwood Pharmaceuticals, Inc. (A)	24,527	348,283
Jounce Therapeutics, Inc. (A)(C)	2,727	57,485
Karyopharm Therapeutics, Inc. (A)	6,231	92,032
Keryx Biopharmaceuticals, Inc. (A)(C)	16,326	74,936
Kindred Biosciences, Inc. (A)	4,638	41,278
Kura Oncology, Inc. (A)(C)	3,555	80,343
La Jolla Pharmaceutical Company (A)(C)	3,210	99,703
Lexicon Pharmaceuticals, Inc. (A)(C)	7,721	66,632
Ligand Pharmaceuticals, Inc. (A)(C)	3,731	566,702
Loxo Oncology, Inc. (A)	4,161	462,786
MacroGenics, Inc. (A)	6,248	156,762
Madrigal Pharmaceuticals, Inc. (A)	758	95,538
Matinas Biopharma Holdings, Inc. (A)	12,100	11,969
MediciNova, Inc. (A)(C)	6,347	66,326
Medy-Tox, Inc.	564	312,906
Merrimack Pharmaceuticals, Inc.	2,365	26,275
Mersana Therapeutics, Inc. (A)	931	16,116
MiMedx Group, Inc. (A)(C)	18,845	133,611
Minerva Neurosciences, Inc. (A)	4,856	25,494

The accompanying notes are an integral part of the financial statements.

70

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Miragen Therapeutics, Inc. (A)	2,432	$13,498
Momenta Pharmaceuticals, Inc. (A)	13,755	234,523
Myriad Genetics, Inc. (A)	11,884	385,279
NantKwest, Inc. (A)(C)	5,066	22,493
Natera, Inc. (A)	5,851	52,659
NewLink Genetics Corp. (A)(C)	5,298	38,040
Novavax, Inc. (A)(C)	56,917	123,510
Novelion Therapeutics, Inc. (A)	2,845	11,778
Nymox Pharmaceutical Corp. (A)(C)	6,029	19,474
Oncocyte Corp. (A)(C)	725	2,393
Organovo Holdings, Inc. (A)(C)	18,114	18,295
Otonomy, Inc. (A)	5,136	30,559
Ovid Therapeutics, Inc. (A)	938	6,181
PDL BioPharma, Inc. (A)	27,640	66,336
Pieris Pharmaceuticals, Inc. (A)	6,669	56,820
Portola Pharmaceuticals, Inc. (A)	10,350	438,012
Progenics Pharmaceuticals, Inc. (A)	13,055	87,207
Protagonist Therapeutics, Inc. (A)	2,090	35,426
Prothena Corp. PLC (A)	6,989	235,459
PTC Therapeutics, Inc. (A)	7,218	185,864
Puma Biotechnology, Inc. (A)	5,229	341,715
Ra Pharmaceuticals, Inc. (A)	2,399	15,306
Radius Health, Inc. (A)(C)	6,960	265,106
Recro Pharma, Inc. (A)	2,546	22,939
Regeneron Pharmaceuticals, Inc. (A)	7,808	2,501,996
REGENXBIO, Inc. (A)	4,990	141,966
Repligen Corp. (A)	6,841	234,578
Retrophin, Inc. (A)	6,889	172,363
Rhythm Pharmaceuticals, Inc. (A)(C)	1,496	38,672
Rigel Pharmaceuticals, Inc. (A)	26,974	101,422
Sage Therapeutics, Inc. (A)	6,888	1,111,448
Sangamo Therapeutics, Inc. (A)	15,257	365,405
Sarepta Therapeutics, Inc. (A)(C)	11,122	698,128
Selecta Biosciences, Inc. (A)	2,619	23,990
Seres Therapeutics, Inc. (A)(C)	3,731	35,445
Shire PLC	156,483	6,669,174
SillaJen, Inc. (A)	7,053	666,925
Spark Therapeutics, Inc. (A)	5,026	286,985
Spectrum Pharmaceuticals, Inc. (A)	15,821	340,310
Spero Therapeutics, Inc. (A)	1,128	11,934
Stemline Therapeutics, Inc. (A)	4,131	70,847
Strongbridge Biopharma PLC (A)	4,352	31,770
Syndax Pharmaceuticals, Inc. (A)	2,157	19,499
Synergy Pharmaceuticals, Inc. (A)(C)	45,232	81,870
Syros Pharmaceuticals, Inc. (A)	2,418	25,486
TaiMed Biologics, Inc. (A)	22,000	149,140
TG Therapeutics, Inc. (A)(C)	9,352	130,928
Tocagen, Inc. (A)(C)	3,281	35,763
Trevena, Inc. (A)	10,337	18,503
Ultragenyx Pharmaceutical, Inc. (A)	7,202	344,328
United Therapeutics Corp. (A)	8,417	975,109
Vanda Pharmaceuticals, Inc. (A)	7,975	150,329
VBI Vaccines, Inc. (A)	6,400	23,488
Veracyte, Inc. (A)	4,402	26,500
Versartis, Inc. (A)	6,040	9,664
Vertex Pharmaceuticals, Inc. (A)	25,475	4,229,614
Voyager Therapeutics, Inc. (A)	3,156	90,672
vTv Therapeutics, Inc., Class A (A)	1,350	7,628
XBiotech, Inc. (A)(C)	3,568	17,198
Xencor, Inc. (A)	6,872	210,489
ZIOPHARM Oncology, Inc. (A)(C)	23,930	89,259
		115,312,292
Health care equipment and supplies – 2.0%
Abaxis, Inc.	4,004	266,947
Abbott Laboratories	273,228	16,483,845
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
ABIOMED, Inc. (A)	8,182	$2,194,249
Accuray, Inc. (A)	14,882	82,595
Align Technology, Inc. (A)	11,316	2,970,676
Analogic Corp.	2,302	192,217
AngioDynamics, Inc. (A)	6,748	109,925
Anika Therapeutics, Inc. (A)	2,592	134,914
Antares Pharma, Inc. (A)	27,079	59,574
AtriCure, Inc. (A)	5,918	104,571
Atrion Corp.	255	150,170
AxoGen, Inc. (A)	4,976	145,299
Baxter International, Inc.	78,683	5,333,921
Becton, Dickinson and Company	41,530	9,220,491
BioMerieux	3,936	302,763
Boston Scientific Corp. (A)	215,769	5,881,863
Cantel Medical Corp.	6,618	769,740
Cardiovascular Systems, Inc. (A)	6,074	144,440
Cerus Corp. (A)	20,679	88,506
Cochlear, Ltd.	8,028	1,139,398
Coloplast A/S, B Shares	7,637	645,401
ConforMIS, Inc. (A)	7,606	10,344
CONMED Corp.	4,990	302,045
ConvaTec Group PLC (B)	235,842	663,519
Corindus Vascular Robotics, Inc. (A)(C)	18,706	18,706
CryoLife, Inc. (A)	5,890	111,616
Cutera, Inc. (A)	2,420	109,021
CYBERDYNE, Inc. (A)(C)	18,900	281,174
Danaher Corp.	96,179	9,404,383
DENTSPLY SIRONA, Inc.	36,173	2,027,858
Edwards Lifesciences Corp. (A)	33,213	4,439,582
Endologix, Inc. (A)	14,985	60,240
Entellus Medical, Inc. (A)	2,227	53,448
Essilor International Cie Generale d’Optique SA	19,476	2,550,711
Fisher & Paykel Healthcare Corp., Ltd.	70,058	694,747
FONAR Corp. (A)	1,092	26,972
GenMark Diagnostics, Inc. (A)	9,612	39,601
Getinge AB, B Shares	32,285	406,457
Glaukos Corp. (A)	5,164	161,633
Globus Medical, Inc., Class A (A)	26,951	1,283,946
Haemonetics Corp. (A)	9,685	686,667
Halyard Health, Inc. (A)	17,622	870,174
Hartalega Holdings BHD	76,400	227,070
Heska Corp. (A)	1,221	83,004
Hill-Rom Holdings, Inc.	12,821	1,072,605
Hologic, Inc. (A)	43,444	1,686,931
Hoya Corp.	74,100	3,895,821
ICU Medical, Inc. (A)	2,738	633,163
IDEXX Laboratories, Inc. (A)	13,659	2,557,375
Inogen, Inc. (A)	3,098	374,300
Insulet Corp. (A)	10,585	794,828
Integer Holdings Corp. (A)	5,634	287,616
Integra LifeSciences Holdings Corp. (A)	11,575	610,350
Intuitive Surgical, Inc. (A)	17,590	7,501,256
Invacare Corp. (C)	5,866	100,895
iRhythm Technologies, Inc. (A)	2,588	160,844
K2M Group Holdings, Inc. (A)	7,557	156,505
Koninklijke Philips NV	63,478	2,419,204
Lantheus Holdings, Inc. (A)	5,589	85,512
LeMaitre Vascular, Inc.	2,747	95,486
LivaNova PLC (A)	17,273	1,550,079
Masimo Corp. (A)	17,420	1,524,773
Medtronic PLC	212,599	16,984,534
Meridian Bioscience, Inc.	7,664	106,913
Merit Medical Systems, Inc. (A)	8,862	403,221
Natus Medical, Inc. (A)	5,551	172,914

The accompanying notes are an integral part of the financial statements.

71

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Neogen Corp. (A)	9,012	$525,129
Nevro Corp. (A)	5,039	408,764
Novocure, Ltd. (A)	10,589	217,604
NuVasive, Inc. (A)	19,165	926,819
NxStage Medical, Inc. (A)	11,834	275,496
Obalon Therapeutics, Inc. (A)	1,783	7,168
Olympus Corp.	55,506	2,219,927
OraSure Technologies, Inc. (A)	10,377	179,107
Orthofix International NV (A)	3,160	176,992
Orthopediatrics Corp. (A)	899	15,867
Oxford Immunotec Global PLC (A)	4,655	50,740
Penumbra, Inc. (A)	5,333	577,031
Pulse Biosciences, Inc. (A)(C)	1,667	30,840
Quidel Corp. (A)	5,168	225,428
Quotient, Ltd. (A)(C)	4,939	22,719
ResMed, Inc.	22,248	2,119,567
Restoration Robotics, Inc. (A)	779	4,386
Rockwell Medical, Inc. (A)(C)	8,769	51,123
RTI Surgical, Inc. (A)	9,977	42,402
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	276,500	188,541
Sientra, Inc. (A)(C)	2,669	25,489
Smith & Nephew PLC	150,368	2,625,253
Sonova Holding AG	5,984	935,334
STAAR Surgical Company (A)	7,458	117,091
STERIS PLC	16,566	1,512,476
Straumann Holding AG	1,203	810,382
Stryker Corp.	50,496	8,188,431
Surmodics, Inc. (A)	2,391	71,969
Sysmex Corp.	29,800	2,463,199
Tactile Systems Technology, Inc. (A)	2,370	76,693
Teleflex, Inc.	8,775	2,192,258
Terumo Corp.	61,273	3,286,040
The Cooper Companies, Inc.	7,662	1,766,244
Utah Medical Products, Inc.	655	58,099
Varex Imaging Corp. (A)	6,843	238,752
Varian Medical Systems, Inc. (A)	14,387	1,716,945
ViewRay, Inc. (A)(C)	5,575	46,328
Viveve Medical, Inc. (A)	2,809	12,163
West Pharmaceutical Services, Inc.	14,463	1,261,463
William Demant Holding A/S (A)	7,546	269,683
Wright Medical Group NV (A)	19,027	387,199
Zimmer Biomet Holdings, Inc.	31,764	3,692,565
		154,129,254
Health care providers and services – 1.7%
AAC Holdings, Inc. (A)(C)	2,112	19,980
Acadia Healthcare Company, Inc. (A)	15,910	606,171
Aceto Corp.	5,340	38,288
Addus HomeCare Corp. (A)	1,401	48,124
Aetna, Inc.	51,043	9,037,674
Alfresa Holdings Corp.	35,800	800,231
Almost Family, Inc. (A)	2,330	137,354
Amedisys, Inc. (A)	5,204	308,129
American Renal Associates Holdings, Inc. (A)	1,769	35,062
AmerisourceBergen Corp.	25,328	2,410,212
AMN Healthcare Services, Inc. (A)	8,585	477,755
Anthem, Inc.	40,286	9,482,519
Bangkok Dusit Medical Services PCL	686,812	482,585
BioScrip, Inc. (A)	20,651	65,257
BioTelemetry, Inc. (A)	5,780	186,694
Bumrungrad Hospital PCL (D)	45,600	298,592
Capital Senior Living Corp. (A)	4,485	52,878
Cardinal Health, Inc.	49,464	3,423,403
Celltrion Healthcare Company, Ltd. (A)	4,645	504,279
Centene Corp. (A)	27,014	2,739,760
COMMON STOCKS (continued)
Health care providers and services (continued)
Chemed Corp.	2,861	$742,801
Cigna Corp.	38,780	7,596,614
Civitas Solutions, Inc. (A)	2,923	37,999
Community Health Systems, Inc. (A)(C)	17,618	90,204
CorVel Corp. (A)	1,671	81,795
Cross Country Healthcare, Inc. (A)	6,440	83,398
DaVita, Inc. (A)	23,831	1,716,309
Diplomat Pharmacy, Inc. (A)	8,836	184,142
Encompass Health Corp.	37,134	1,977,757
Envision Healthcare Corp. (A)	19,652	756,602
Express Scripts Holding Company (A)	89,097	6,722,369
Fresenius Medical Care AG & Company KGaA	17,818	1,879,892
Fresenius SE & Company KGaA	34,436	2,798,018
Genesis Healthcare, Inc. (A)	8,498	11,302
HCA Healthcare, Inc.	44,457	4,412,357
HealthEquity, Inc. (A)	9,076	522,596
Healthscope, Ltd.	249,051	363,760
Henry Schein, Inc. (A)	24,841	1,644,226
Humana, Inc.	22,407	6,090,671
IHH Healthcare BHD	237,209	356,982
Kindred Healthcare, Inc.	15,479	142,407
Laboratory Corp. of America Holdings (A)	16,040	2,770,108
LHC Group, Inc. (A)	2,877	185,221
Life Healthcare Group Holdings, Ltd.	237,558	542,556
LifePoint Health, Inc. (A)	7,677	353,910
Magellan Health, Inc. (A)	4,394	443,355
McKesson Corp.	32,774	4,890,864
Mediclinic International PLC (C)	63,248	513,324
Medipal Holdings Corp.	32,600	663,081
MEDNAX, Inc. (A)	18,242	1,002,945
Molina Healthcare, Inc. (A)	16,567	1,197,794
National HealthCare Corp.	2,056	120,626
National Research Corp., Class A	1,747	49,440
Netcare, Ltd.	172,672	371,436
Odontoprev SA	42,000	198,041
Owens & Minor, Inc.	22,974	377,003
Patterson Companies, Inc.	13,055	412,277
PetIQ, Inc. (A)(C)	1,313	28,755
Qualicorp SA	35,609	315,303
Quest Diagnostics, Inc.	21,218	2,186,515
R1 RCM, Inc. (A)	18,242	119,668
RadNet, Inc. (A)	6,609	66,090
Ramsay Health Care, Ltd.	19,889	984,545
Ryman Healthcare, Ltd.	49,180	377,956
Select Medical Holdings Corp. (A)	19,537	353,620
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	128,600	321,853
Sinopharm Group Company, Ltd., H Shares	179,200	785,136
Sonic Healthcare, Ltd.	55,870	1,054,007
Surgery Partners, Inc. (A)(C)	3,385	53,652
Suzuken Company, Ltd.	13,600	553,697
Tenet Healthcare Corp. (A)(C)	30,431	626,879
The Ensign Group, Inc.	8,826	235,654
The Providence Service Corp. (A)	2,063	131,124
Tivity Health, Inc. (A)	6,653	256,473
Triple-S Management Corp., Class B (A)	4,165	101,210
UnitedHealth Group, Inc.	152,061	34,390,116
Universal Health Services, Inc., Class B	13,814	1,577,559
US Physical Therapy, Inc.	2,190	169,725
WellCare Health Plans, Inc. (A)	8,672	1,681,588
		129,830,254
Health care technology – 0.1%
Alibaba Health Information Technology, Ltd. (A)	497,400	243,616

The accompanying notes are an integral part of the financial statements.

72

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Allscripts Healthcare Solutions, Inc. (A)	68,270	$946,905
Castlight Health, Inc., B Shares (A)(C)	11,426	40,562
Cerner Corp. (A)	49,730	3,190,677
Computer Programs & Systems, Inc. (C)	2,125	63,325
Cotiviti Holdings, Inc. (A)	6,687	224,081
Evolent Health, Inc., Class A (A)(C)	10,869	159,231
HealthStream, Inc. (A)	4,674	112,924
HMS Holdings Corp. (A)	15,347	246,166
Inovalon Holdings, Inc., Class A (A)(C)	11,665	139,980
M3, Inc.	39,900	1,546,889
Medidata Solutions, Inc. (A)	21,653	1,421,736
NantHealth, Inc. (A)(C)	2,923	8,827
Omnicell, Inc. (A)	6,838	298,479
Quality Systems, Inc. (A)	9,539	119,714
Simulations Plus, Inc.	2,092	32,531
Tabula Rasa HealthCare, Inc. (A)	1,794	57,964
Teladoc, Inc. (A)(C)	9,783	392,298
Vocera Communications, Inc. (A)	5,287	145,393
		9,391,298
Life sciences tools and services – 0.5%
Accelerate Diagnostics, Inc. (A)(C)	4,660	122,558
Agilent Technologies, Inc.	39,807	2,730,362
Bio-Rad Laboratories, Inc., Class A (A)	3,937	1,063,147
Bio-Techne Corp.	7,297	1,031,358
Cambrex Corp. (A)	5,917	307,388
Charles River Laboratories International, Inc. (A)	9,225	983,477
Enzo Biochem, Inc. (A)	7,615	48,203
Eurofins Scientific SE	1,031	581,095
Fluidigm Corp. (A)	7,099	48,060
Illumina, Inc. (A)	18,073	4,121,005
IQVIA Holdings, Inc. (A)	18,023	1,772,202
Lonza Group AG (A)	8,609	2,181,171
Luminex Corp.	7,361	144,349
Medpace Holdings, Inc. (A)	1,190	38,140
Mettler-Toledo International, Inc. (A)	3,147	1,939,244
NanoString Technologies, Inc. (A)	3,620	23,204
NeoGenomics, Inc. (A)	10,432	87,629
Pacific Biosciences of California, Inc. (A)(C)	19,375	46,113
PerkinElmer, Inc.	13,735	1,048,530
PRA Health Sciences, Inc. (A)	9,029	758,436
QIAGEN NV (A)	17,885	598,611
Samsung Biologics Company, Ltd. (A)(B)	2,205	913,241
Syneos Health, Inc. (A)	20,913	876,255
Thermo Fisher Scientific, Inc.	49,534	10,331,802
Waters Corp. (A)	9,928	2,031,666
		33,827,246
Pharmaceuticals – 3.1%
Aclaris Therapeutics, Inc. (A)	4,160	82,950
Aerie Pharmaceuticals, Inc. (A)	6,032	308,537
Akcea Therapeutics, Inc. (A)(C)	2,746	46,600
Akorn, Inc. (A)	18,271	309,511
Allergan PLC	26,795	4,132,325
Amphastar Pharmaceuticals, Inc. (A)	6,684	122,718
ANI Pharmaceuticals, Inc. (A)	1,431	91,684
Aratana Therapeutics, Inc. (A)	7,499	27,896
Aspen Pharmacare Holdings, Ltd.	67,783	1,542,823
Assembly Biosciences, Inc. (A)	2,936	166,589
Astellas Pharma, Inc.	392,900	5,772,076
AstraZeneca PLC	217,961	14,266,032
Bayer AG	68,478	7,991,115
Bristol-Myers Squibb Company	132,258	8,755,480
Catalent, Inc. (A)	50,246	2,097,771
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Chelsea Therapeutics International, Ltd. (A)(D)	9,811	$785
China Medical System Holdings, Ltd.	205,000	407,287
China Resources Pharmaceutical Group, Ltd. (B)	281,500	378,744
Chugai Pharmaceutical Company, Ltd.	42,700	2,200,768
Clearside Biomedical, Inc. (A)	3,591	23,198
Collegium Pharmaceutical, Inc. (A)(C)	4,561	109,418
Corcept Therapeutics, Inc. (A)(C)	16,606	252,245
Corium International, Inc. (A)	4,476	58,188
CSPC Pharmaceutical Group, Ltd.	705,300	1,609,646
Daiichi Sankyo Company, Ltd.	107,900	3,821,123
Depomed, Inc. (A)	10,310	70,830
Dermira, Inc. (A)	6,907	177,579
Dova Pharmaceuticals, Inc. (A)	937	28,354
Durect Corp. (A)	26,870	32,781
Eisai Company, Ltd.	50,754	2,686,480
Eli Lilly & Company	78,302	6,030,820
Endo International PLC (A)	39,143	246,797
Forest Laboratories, Inc. (A)(D)	891	0
GlaxoSmithKline PLC	846,979	15,189,494
H Lundbeck A/S	4,616	241,721
Hanmi Pharm Company, Ltd.	849	361,782
Hanmi Science Company, Ltd.	1,625	125,871
Hisamitsu Pharmaceutical Company, Inc.	11,700	839,496
Horizon Pharma PLC (A)	29,712	433,201
Hypera SA	53,779	571,761
Impax Laboratories, Inc. (A)	13,441	274,196
Innoviva, Inc. (A)	13,696	212,425
Intersect ENT, Inc. (A)	4,841	178,391
Intra-Cellular Therapies, Inc. (A)	7,736	149,846
Ipsen SA	3,504	513,299
Johnson & Johnson	216,920	28,173,570
Kala Pharmaceuticals, Inc. (A)	1,323	18,588
Kalbe Farma Tbk PT	911,410	105,897
Kyowa Hakko Kirin Company, Ltd.	49,228	1,031,949
Lannett Company, Inc. (A)(C)	5,136	82,176
Mallinckrodt PLC (A)(C)	18,505	308,663
Melinta Therapeutics, Inc. (A)	1,761	21,924
Merck & Company, Inc.	220,990	11,982,078
Merck KGaA	10,734	1,069,651
Mitsubishi Tanabe Pharma Corp.	42,400	903,132
Mylan NV (A)	43,441	1,751,541
MyoKardia, Inc. (A)	3,570	207,774
Nektar Therapeutics (A)	26,996	2,336,774
Neos Therapeutics, Inc. (A)(C)	4,344	36,055
Novartis AG	257,596	21,489,113
Novo Nordisk A/S, B Shares	123,039	6,364,920
Ocular Therapeutix, Inc. (A)(C)	4,140	21,652
Omeros Corp. (A)(C)	8,274	83,567
Ono Pharmaceutical Company, Ltd.	78,200	2,277,385
Optinose, Inc. (A)	994	17,604
Orion OYJ, Class B	7,720	251,438
Otsuka Holdings Company, Ltd.	74,100	3,715,905
Pacira Pharmaceuticals, Inc. (A)	7,159	224,077
Paratek Pharmaceuticals, Inc. (A)	4,318	56,566
Perrigo Company PLC	10,836	882,701
Pfizer, Inc.	481,640	17,488,348
Phibro Animal Health Corp., Class A	3,621	139,227
Prestige Brands Holdings, Inc. (A)	20,038	677,284
Reata Pharmaceuticals, Inc., Class A (A)(C)	2,072	49,914
Recordati SpA	21,174	756,954
Revance Therapeutics, Inc. (A)	4,173	129,154
Richter Gedeon Nyrt	19,000	418,119
Roche Holding AG	81,382	18,797,612

The accompanying notes are an integral part of the financial statements.

73

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Sanofi	107,628	$8,497,214
Santen Pharmaceutical Company, Ltd.	69,200	1,101,633
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	72,800	421,351
Shionogi & Company, Ltd.	56,263	2,928,674
Sienna Biopharmaceuticals, Inc. (A)(C)	933	14,629
Sihuan Pharmaceutical Holdings Group, Ltd.	558,800	202,673
Sino Biopharmaceutical, Ltd.	670,500	1,256,320
Sumitomo Dainippon Pharma Company, Ltd.	30,300	461,006
Supernus Pharmaceuticals, Inc. (A)	8,798	342,242
Taisho Pharmaceutical Holdings Company, Ltd.	5,900	535,357
Takeda Pharmaceutical Company, Ltd.	135,192	7,665,482
Teligent, Inc. (A)	7,980	22,344
Tetraphase Pharmaceuticals, Inc. (A)	9,584	26,931
Teva Pharmaceutical Industries, Ltd.	11,000	206,287
Teva Pharmaceutical Industries, Ltd., ADR	44,736	837,458
The Medicines Company (A)	12,565	384,740
TherapeuticsMD, Inc. (A)(C)	30,147	150,735
Theravance Biopharma, Inc. (A)(C)	7,573	199,624
UCB SA	17,793	1,469,814
Valeant Pharmaceuticals International, Inc. (A)	47,545	778,460
Vifor Pharma AG	5,553	779,922
WaVe Life Sciences, Ltd. (A)(C)	2,160	110,049
Yuhan Corp.	1,155	221,562
Zoetis, Inc.	39,373	3,183,701
Zogenix, Inc. (A)	6,230	264,152
Zynerba Pharmaceuticals, Inc. (A)(C)	2,134	20,785
		236,895,090
		679,385,434
Industrials – 12.8%
Aerospace and defense – 2.3%
AAR Corp.	5,850	249,093
Aerojet Rocketdyne Holdings, Inc. (A)	12,589	339,903
Aerovironment, Inc. (A)	3,830	190,428
Airbus SE	54,992	6,582,408
Arconic, Inc.	87,737	2,139,905
Aselsan Elektronik Sanayi ve Ticaret AS	19,866	162,329
Astronics Corp. (A)	3,864	148,957
AviChina Industry & Technology Company, Ltd., H Shares	301,300	167,753
Axon Enterprise, Inc. (A)(C)	9,511	331,268
BAE Systems PLC	547,750	4,347,465
Bombardier, Inc., Class B (A)	279,901	885,597
CAE, Inc.	41,125	758,274
Cobham PLC (A)	409,070	635,046
Cubic Corp.	4,600	282,440
Curtiss-Wright Corp.	16,647	2,247,012
Dassault Aviation SA	235	407,340
Ducommun, Inc. (A)	1,917	53,944
Elbit Systems, Ltd.	1,546	219,750
Embraer SA	103,608	694,358
Engility Holdings, Inc. (A)	3,343	91,297
Esterline Technologies Corp. (A)	9,904	731,906
General Dynamics Corp.	56,337	12,532,166
Hanwha Techwin Company, Ltd. (A)	5,200	139,740
Harris Corp.	24,628	3,845,662
Huntington Ingalls Industries, Inc.	9,723	2,547,523
KLX, Inc. (A)	19,444	1,315,970
Korea Aerospace Industries, Ltd. (A)	9,151	424,055
Kratos Defense & Security Solutions, Inc. (A)	15,575	187,679
L3 Technologies, Inc.	16,786	3,483,934
Leonardo SpA	82,912	887,543
Lockheed Martin Corp.	50,675	17,859,897
COMMON STOCKS (continued)
Aerospace and defense (continued)
Meggitt PLC	132,400	$820,576
Mercury Systems, Inc. (A)	8,533	392,262
Moog, Inc., Class A (A)	5,807	486,801
MTU Aero Engines AG	4,230	706,376
National Presto Industries, Inc. (C)	909	82,537
Northrop Grumman Corp.	35,672	12,486,627
Orbital ATK, Inc.	11,236	1,483,826
Raytheon Company	59,073	12,848,968
Rockwell Collins, Inc.	33,252	4,579,465
Rolls-Royce Holdings PLC (A)	285,056	3,278,827
Safran SA	31,558	3,482,102
Singapore Technologies Engineering, Ltd.	368,300	943,706
Sparton Corp. (A)	1,756	39,809
Teledyne Technologies, Inc. (A)	6,902	1,283,427
Thales SA	9,918	1,102,337
The Boeing Company	112,503	40,749,712
The KeyW Holding Corp. (A)(C)	8,834	66,343
TransDigm Group, Inc.	9,989	2,879,929
Triumph Group, Inc.	8,881	248,224
United Technologies Corp.	150,101	20,224,609
Vectrus, Inc. (A)	2,034	55,508
Wesco Aircraft Holdings, Inc. (A)	9,955	89,097
		173,221,710
Air freight and logistics – 0.7%
Air Transport Services Group, Inc. (A)	10,736	284,182
Atlas Air Worldwide Holdings, Inc. (A)	4,237	257,821
Bollore SA	80,163	453,058
C.H. Robinson Worldwide, Inc.	42,195	3,939,325
Deutsche Post AG	80,495	3,672,280
Echo Global Logistics, Inc. (A)	4,812	127,277
Expeditors International of Washington, Inc.	53,983	3,506,736
FedEx Corp.	74,609	18,384,404
Forward Air Corp.	5,414	292,356
Hub Group, Inc., Class A (A)	5,969	260,547
Hyundai Glovis Company, Ltd.	2,508	330,824
Radiant Logistics, Inc. (A)	6,613	24,468
Royal Mail PLC	153,608	1,183,181
United Parcel Service, Inc., Class B	207,702	21,686,166
Yamato Holdings Company, Ltd.	66,300	1,650,513
		56,053,138
Airlines – 0.6%
Air China, Ltd., H Shares	278,566	420,491
AirAsia BHD	189,646	211,713
Alaska Air Group, Inc.	37,306	2,406,237
Allegiant Travel Company	2,305	383,322
American Airlines Group, Inc.	128,898	6,992,717
ANA Holdings, Inc.	22,000	881,078
China Airlines, Ltd. (A)	334,000	130,251
China Southern Airlines Company, Ltd., H Shares	282,800	378,346
Delta Air Lines, Inc.	198,426	10,695,161
Deutsche Lufthansa AG	19,697	657,684
easyJet PLC	27,448	630,222
Eva Airways Corp.	255,653	130,483
Hawaiian Holdings, Inc.	9,395	338,220
International Consolidated Airlines Group SA	36,615	308,117
Japan Airlines Company, Ltd.	22,200	846,090
JetBlue Airways Corp. (A)	62,455	1,314,678
Korean Air Lines Company, Ltd.	6,480	194,641
Latam Airlines Group SA	53,496	867,351
Ryanair Holdings PLC, ADR (A)	5,775	700,277
Singapore Airlines, Ltd.	124,440	1,036,884
SkyWest, Inc.	9,243	506,516
Southwest Airlines Company	165,201	9,555,226

The accompanying notes are an integral part of the financial statements.

74

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Turk Hava Yollari AO (A)	50,411	$251,632
United Continental Holdings, Inc. (A)	76,296	5,172,106
		45,009,443
Building products – 0.5%
AAON, Inc.	7,594	279,080
Advanced Drainage Systems, Inc.	6,430	164,287
Allegion PLC	19,071	1,604,062
American Woodmark Corp. (A)	2,571	330,116
AO Smith Corp.	29,614	1,900,923
Apogee Enterprises, Inc.	5,131	221,351
Armstrong Flooring, Inc. (A)	3,997	55,998
Asahi Glass Company, Ltd.	37,984	1,568,753
Assa Abloy AB, B Shares	141,458	3,159,288
Builders FirstSource, Inc. (A)	20,096	385,441
Caesarstone, Ltd.	4,150	89,848
Cie de Saint-Gobain	47,540	2,690,707
Continental Building Products, Inc. (A)	6,924	188,333
CSW Industrials, Inc. (A)	2,646	121,319
Daikin Industries, Ltd.	47,400	5,568,856
Fortune Brands Home & Security, Inc.	30,980	1,879,247
Geberit AG	4,197	1,894,770
Gibraltar Industries, Inc. (A)	5,784	200,705
Griffon Corp.	5,362	100,269
Insteel Industries, Inc.	3,336	94,209
JELD-WEN Holding, Inc. (A)	12,257	381,928
Johnson Controls International PLC	185,514	6,839,901
KCC Corp.	794	265,411
Lennox International, Inc.	7,323	1,498,505
LIXIL Group Corp.	50,500	1,231,507
Masco Corp.	62,539	2,571,604
Masonite International Corp. (A)	5,172	315,751
NCI Building Systems, Inc. (A)	7,284	118,729
Patrick Industries, Inc. (A)	4,425	271,916
PGT Innovations, Inc. (A)	8,771	153,493
Ply Gem Holdings, Inc. (A)	3,988	86,141
Quanex Building Products Corp.	6,187	103,632
Simpson Manufacturing Company, Inc.	7,516	415,785
TOTO, Ltd.	26,900	1,413,778
Trex Company, Inc. (A)	5,377	555,982
Universal Forest Products, Inc.	10,925	359,870
		39,081,495
Commercial services and supplies – 0.4%
ABM Industries, Inc.	10,180	357,929
ACCO Brands Corp.	19,359	244,891
Advanced Disposal Services, Inc. (A)	7,925	177,362
Aqua Metals, Inc. (A)	3,065	7,080
ARC Document Solutions, Inc. (A)	7,388	15,736
Babcock International Group PLC	43,668	389,852
Brady Corp., Class A	8,485	317,339
Brambles, Ltd.	223,591	1,653,017
Casella Waste Systems, Inc., Class A (A)	7,224	183,634
CECO Environmental Corp.	5,523	22,700
China Everbright International, Ltd.	366,300	564,963
Cintas Corp.	3,893	664,379
Clean Harbors, Inc. (A)	10,091	503,844
Copart, Inc. (A)	39,171	1,833,595
Covanta Holding Corp.	21,290	318,286
Dai Nippon Printing Company, Ltd.	49,000	1,023,674
Deluxe Corp.	18,193	1,291,703
Edenred	20,976	735,961
Ennis, Inc.	4,656	90,792
Essendant, Inc.	6,770	53,754
G4S PLC	267,442	961,718
Healthcare Services Group, Inc.	27,247	1,237,831
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Heritage-Crystal Clean, Inc. (A)	2,619	$52,380
Herman Miller, Inc.	22,512	808,181
HNI Corp.	16,337	604,142
Hudson Technologies, Inc. (A)	6,975	42,548
InnerWorkings, Inc. (A)	8,424	77,754
Interface, Inc.	10,882	263,344
ISS A/S	11,018	399,178
KEPCO Plant Service & Engineering Company, Ltd. (A)	3,234	120,684
Kimball International, Inc., Class B	6,725	110,492
Knoll, Inc.	8,822	187,644
LSC Communications, Inc.	6,208	90,388
Matthews International Corp., Class A	5,701	292,176
McGrath RentCorp	4,278	216,552
Mobile Mini, Inc.	8,091	339,417
MSA Safety, Inc.	12,656	1,020,453
Multi-Color Corp.	2,496	158,122
NL Industries, Inc. (A)	1,546	12,445
Park24 Company, Ltd.	20,200	485,550
Pitney Bowes, Inc.	36,371	451,000
Quad/Graphics, Inc.	5,782	152,587
Republic Services, Inc.	9,909	665,687
Rollins, Inc.	18,681	939,094
RR Donnelley & Sons Company	12,623	95,177
S-1 Corp.	2,257	200,623
Secom Company, Ltd.	39,794	2,846,021
Securitas AB, B Shares	43,850	753,392
Societe BIC SA	2,740	287,466
Sohgo Security Services Company, Ltd.	13,500	634,770
SP Plus Corp. (A)	3,212	115,632
Steelcase, Inc., Class A	15,404	210,265
Stericycle, Inc. (A)	4,027	252,372
Team, Inc. (A)(C)	5,253	85,887
Tetra Tech, Inc.	10,202	499,388
The Brink’s Company	18,182	1,336,377
Toppan Printing Company, Ltd.	99,000	845,738
UniFirst Corp.	2,785	432,511
US Ecology, Inc.	3,993	211,230
Viad Corp.	3,689	192,012
VSE Corp.	1,620	78,570
Waste Management, Inc.	17,273	1,491,005
		30,708,294
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	14,061	481,994
AECOM (A)	30,702	1,090,228
Aegion Corp. (A)	5,875	134,890
Ameresco, Inc., Class A (A)	3,609	29,413
Argan, Inc.	2,646	105,708
Boskalis Westminster	6,237	234,735
Bouygues SA	20,316	1,027,746
Chicago Bridge & Iron Company NV (C)	18,375	320,828
China Communications Construction Company, Ltd., H Shares	669,265	744,075
China Railway Construction Corp., Ltd., H Shares	297,300	318,161
China Railway Group, Ltd., H Shares	597,900	432,077
China State Construction International Holdings, Ltd.	300,100	407,224
CIMIC Group, Ltd.	14,120	509,310
Comfort Systems USA, Inc.	6,724	276,020
Daelim Industrial Company, Ltd.	3,821	261,592
Daewoo Engineering & Construction Company, Ltd. (A)	16,275	78,707
Dycom Industries, Inc. (A)	11,515	1,257,899

The accompanying notes are an integral part of the financial statements.

75

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Eiffage SA	6,815	$737,735
EMCOR Group, Inc.	22,194	1,693,624
Ferrovial SA	27,444	592,229
Fluor Corp.	28,156	1,602,076
Gamuda BHD	191,600	242,346
Granite Construction, Inc.	14,992	871,035
Great Lakes Dredge & Dock Corp. (A)	10,627	48,353
GS Engineering & Construction Corp.	6,759	181,666
HC2 Holdings, Inc. (A)	7,787	38,624
HOCHTIEF AG	1,556	261,368
Hyundai Development Co-Engineering & Construction	8,080	281,456
Hyundai Engineering & Construction Company, Ltd. (A)	10,463	372,124
IES Holdings, Inc. (A)	1,653	25,374
IJM Corp. BHD	326,400	226,265
Jacobs Engineering Group, Inc.	24,278	1,482,415
JGC Corp.	39,200	894,956
Kajima Corp.	171,000	1,628,079
KBR, Inc.	52,873	800,497
Layne Christensen Company (A)	3,405	52,778
MasTec, Inc. (A)	12,116	617,310
MYR Group, Inc. (A)	2,944	95,238
Northwest Pipe Company (A)	1,787	31,326
NV5 Global, Inc. (A)	1,476	63,837
Obayashi Corp.	123,400	1,392,540
Orion Group Holdings, Inc. (A)	5,150	32,342
Primoris Services Corp.	7,223	179,853
Quanta Services, Inc. (A)	31,418	1,082,036
Shimizu Corp.	104,600	970,302
Skanska AB, B Shares	47,778	950,167
SNC-Lavalin Group, Inc.	26,639	1,155,699
Sterling Construction Company, Inc. (A)	4,741	57,271
Taisei Corp.	39,200	1,986,765
Tutor Perini Corp. (A)	6,786	163,882
Valmont Industries, Inc.	4,404	647,828
Vinci SA	47,715	4,711,391
Waskita Karya Persero Tbk PT	202,400	42,771
		33,924,165
Electrical equipment – 0.8%
ABB, Ltd.	213,109	5,156,969
Acuity Brands, Inc.	8,542	1,217,918
Allied Motion Technologies, Inc.	1,250	39,188
AMETEK, Inc.	46,563	3,526,682
Atkore International Group, Inc. (A)	5,973	129,853
AZZ, Inc.	4,741	193,670
Babcock & Wilcox Enterprises, Inc. (A)(C)	8,054	51,223
Doosan Heavy Industries & Construction Company, Ltd. (A)	7,704	106,217
Eaton Corp. PLC	88,689	7,157,202
Emerson Electric Company	128,665	9,142,935
Encore Wire Corp.	3,737	195,819
Energous Corp. (A)(C)	3,395	74,860
EnerSys	16,156	1,125,912
Fuji Electric Company, Ltd.	107,000	809,690
Generac Holdings, Inc. (A)	11,079	492,794
General Cable Corp.	8,978	265,300
Hubbell, Inc.	10,655	1,396,338
Legrand SA	25,157	1,972,261
LSI Industries, Inc.	4,679	36,543
Mabuchi Motor Company, Ltd.	9,200	470,079
Mitsubishi Electric Corp.	367,518	6,199,106
Nidec Corp.	45,300	7,233,971
OSRAM Licht AG	8,217	648,783
Plug Power, Inc. (A)(C)	41,091	76,429
COMMON STOCKS (continued)
Electrical equipment (continued)
Powell Industries, Inc.	1,670	$44,472
Preformed Line Products Company	572	34,772
Prysmian SpA	41,855	1,314,368
Regal Beloit Corp.	8,630	623,949
Revolution Lighting Technologies, Inc. (A)	2,313	7,887
Rockwell Automation, Inc.	25,756	4,656,685
Schneider Electric SE	52,247	4,528,186
Schneider Electric SE (London Stock Exchange)	1,474	127,321
Shanghai Electric Group Company, Ltd., H Shares (A)	385,436	144,678
Siemens Gamesa Renewable Energy SA	13,878	219,611
Sunrun, Inc. (A)(C)	15,391	102,966
Teco Electric & Machinery Company, Ltd.	241,600	216,752
Thermon Group Holdings, Inc. (A)	5,906	128,869
TPI Composites, Inc. (A)	2,001	39,660
Vestas Wind Systems A/S	14,228	1,028,272
Vicor Corp. (A)	3,087	79,490
Vivint Solar, Inc. (A)	4,952	14,856
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	82,500	444,906
		61,477,442
Industrial conglomerates – 1.6%
3M Company	119,636	28,175,474
Aboitiz Equity Ventures, Inc.	78,440	115,949
Alfa SAB de CV, Class A	386,100	458,184
Alliance Global Group, Inc. (A)	175,900	50,094
Beijing Enterprises Holdings, Ltd.	76,214	422,266
Berli Jucker PCL (D)	185,300	349,465
BGF Company, Ltd.	127	1,472
Carlisle Companies, Inc.	12,075	1,242,638
CITIC, Ltd.	875,633	1,267,408
CJ Corp.	1,997	306,709
CK Hutchison Holdings, Ltd.	398,472	4,980,194
DCC PLC	15,084	1,372,801
DMCI Holdings, Inc.	171,400	45,893
Far Eastern New Century Corp.	456,133	399,979
Fosun International, Ltd.	389,900	849,992
General Electric Company	1,739,465	24,543,851
Grupo Carso SAB de CV, Series A1	61,300	214,852
HAP Seng Consolidated BHD	61,600	149,633
Honeywell International, Inc.	153,344	23,171,812
Jardine Matheson Holdings, Ltd.	32,032	2,086,893
Jardine Strategic Holdings, Ltd.	32,800	1,301,718
JG Summit Holdings, Inc.	121,100	167,143
Keihan Holdings Company, Ltd.	17,800	555,962
Keppel Corp., Ltd.	338,231	2,025,293
KOC Holding AS	71,772	339,325
LG Corp.	12,698	1,012,017
Lotte Corp. (A)	3,993	231,640
NWS Holdings, Ltd.	228,230	428,701
Raven Industries, Inc.	6,617	224,647
Roper Technologies, Inc.	20,508	5,641,546
Samsung C&T Corp.	10,109	1,196,362
Seibu Holdings, Inc.	42,100	715,598
Sembcorp Industries, Ltd.	226,800	542,426
Shanghai Industrial Holdings, Ltd.	72,170	200,884
Siemens AG	63,374	8,304,579
Sime Darby BHD	282,000	198,081
SK Holdings Company, Ltd.	4,214	1,106,238
SM Investments Corp.	10,245	183,895
Smiths Group PLC	67,628	1,476,709
The Bidvest Group, Ltd.	57,851	1,095,506
Toshiba Corp. (A)	1,240,000	3,678,407

The accompanying notes are an integral part of the financial statements.

76

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Turkiye Sise ve Cam Fabrikalari AS	76,150	$95,249
		120,927,485
Machinery – 2.4%
Actuant Corp., Class A	10,865	246,636
AGCO Corp.	12,844	855,410
Airtac International Group	17,000	306,689
Alamo Group, Inc.	1,727	191,956
Albany International Corp., Class A	5,229	332,826
Alfa Laval AB	41,237	990,566
Alstom SA	14,356	604,318
Altra Industrial Motion Corp.	5,229	226,939
Amada Company, Ltd.	64,200	854,847
American Railcar Industries, Inc. (C)	1,292	48,127
ANDRITZ AG	9,789	567,916
Astec Industries, Inc.	3,903	229,887
Atlas Copco AB, A Shares	93,865	3,992,753
Atlas Copco AB, B Shares	55,457	2,096,617
Barnes Group, Inc.	9,162	552,560
Blue Bird Corp. (A)	1,393	32,318
Briggs & Stratton Corp.	7,612	171,118
Caterpillar, Inc.	119,286	18,445,194
Chart Industries, Inc. (A)	5,598	308,506
China Conch Venture Holdings, Ltd.	245,100	734,176
CIRCOR International, Inc.	2,982	140,154
CNH Industrial NV	206,943	2,784,821
Columbus McKinnon Corp.	3,985	141,468
Commercial Vehicle Group, Inc. (A)	4,642	46,884
Crane Company	9,826	907,038
CRRC Corp., Ltd., H Shares	626,700	568,849
Cummins, Inc.	31,454	5,289,619
Daifuku Company, Ltd.	18,900	1,233,012
Deere & Company	64,152	10,320,132
DMC Global, Inc.	2,610	55,332
Donaldson Company, Inc.	25,303	1,200,880
Doosan Bobcat, Inc.	4,644	145,115
Douglas Dynamics, Inc.	4,027	179,202
Dover Corp.	31,141	3,117,214
Energy Recovery, Inc. (A)(C)	6,605	45,310
EnPro Industries, Inc.	3,864	279,985
ESCO Technologies, Inc.	4,651	273,944
FANUC Corp.	36,900	9,324,346
Federal Signal Corp.	10,801	231,033
Flowserve Corp.	26,549	1,124,350
Fortive Corp.	61,679	4,736,947
Franklin Electric Company, Inc.	8,443	330,543
FreightCar America, Inc.	2,285	33,795
GEA Group AG	15,026	710,293
Gencor Industries, Inc. (A)	1,669	26,954
Global Brass & Copper Holdings, Inc.	3,971	112,379
Graco, Inc.	32,799	1,454,636
Graham Corp.	1,851	37,409
Haitian International Holdings, Ltd.	95,700	293,161
Hardinge, Inc.	2,292	42,058
Harsco Corp. (A)	14,678	297,230
Hillenbrand, Inc.	11,538	506,518
Hino Motors, Ltd.	49,800	653,529
Hitachi Construction Machinery Company, Ltd.	20,500	868,479
Hiwin Technologies Corp.	28,005	350,975
Hoshizaki Corp.	10,300	928,203
Hurco Companies, Inc.	1,169	48,923
Hyster-Yale Materials Handling, Inc.	1,894	134,834
Hyundai Heavy Industries Company, Ltd. (A)	4,809	578,376
Hyundai Robotics Company, Ltd. (A)	1,320	537,738
IDEX Corp.	14,882	2,035,858
COMMON STOCKS (continued)
Machinery (continued)
IHI Corp.	29,500	$998,908
Illinois Tool Works, Inc.	61,803	9,977,476
IMI PLC	46,630	782,721
Ingersoll-Rand PLC	50,413	4,476,674
ITT, Inc.	17,141	860,135
John Bean Technologies Corp.	5,721	633,601
JTEKT Corp.	42,900	659,616
Kadant, Inc.	1,979	188,797
Kawasaki Heavy Industries, Ltd.	28,700	1,039,978
Kennametal, Inc.	30,404	1,252,645
KION Group AG	5,820	496,376
Komatsu, Ltd.	175,600	6,367,276
Kone OYJ, Class B (C)	25,477	1,319,315
Kubota Corp.	200,700	3,631,811
Kurita Water Industries, Ltd.	18,389	562,071
LB Foster Company, Class A (A)	1,574	41,160
Lincoln Electric Holdings, Inc.	12,039	1,053,894
Lindsay Corp. (C)	1,914	169,274
Lydall, Inc. (A)	3,078	148,206
Makita Corp.	42,400	2,005,796
MAN SE	2,548	290,549
Meritor, Inc. (A)	15,239	373,356
Metso OYJ	8,411	268,638
Milacron Holdings Corp. (A)	9,924	212,671
Miller Industries, Inc.	2,101	51,159
MINEBEA MITSUMI, Inc.	73,200	1,655,641
Mitsubishi Heavy Industries, Ltd.	60,940	2,479,966
Mueller Industries, Inc.	10,377	274,887
Mueller Water Products, Inc., Class A	28,105	309,155
Nabtesco Corp.	21,400	918,785
Navistar International Corp. (A)	9,062	338,194
NGK Insulators, Ltd.	50,200	930,923
NN, Inc.	4,894	116,967
Nordson Corp.	9,889	1,325,818
NSK, Ltd.	73,700	1,093,365
Omega Flex, Inc.	558	31,148
Oshkosh Corp.	14,642	1,155,693
PACCAR, Inc.	71,492	5,118,112
Parker-Hannifin Corp.	26,902	4,801,200
Park-Ohio Holdings Corp.	1,626	64,796
Pentair PLC	33,432	2,296,444
Proto Labs, Inc. (A)	4,520	492,454
RBC Bearings, Inc. (A)	4,268	514,294
REV Group, Inc.	4,126	111,402
Rexnord Corp. (A)	18,961	549,490
Samsung Heavy Industries Company, Ltd. (A)	34,352	269,785
Sandvik AB	157,821	2,921,659
Schindler Holding AG	2,291	517,168
Schindler Holding AG, Participation Certificates	4,715	1,101,673
SKF AB, B Shares	53,148	1,110,842
SMC Corp.	10,896	4,541,198
Snap-on, Inc.	11,570	1,842,175
Spartan Motors, Inc.	6,248	92,158
SPX Corp. (A)	7,765	242,501
SPX FLOW, Inc. (A)	7,557	368,479
Standex International Corp.	2,298	220,838
Stanley Black & Decker, Inc.	30,797	4,902,574
Sumitomo Heavy Industries, Ltd.	22,200	864,823
Sun Hydraulics Corp.	4,305	223,516
Tennant Company	3,241	208,720
Terex Corp.	15,562	646,134
The ExOne Company (A)	2,061	17,230
The Gorman-Rupp Company	3,247	86,630
The Greenbrier Companies, Inc. (C)	4,973	257,601

The accompanying notes are an integral part of the financial statements.

77

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Manitowoc Company, Inc. (A)	5,823	$173,060
The Timken Company	13,304	582,715
The Toro Company	20,991	1,334,398
The Weir Group PLC	38,613	1,077,414
THK Company, Ltd.	22,900	988,347
Titan International, Inc.	9,042	116,280
TriMas Corp. (A)	8,304	215,074
Trinity Industries, Inc.	29,564	964,969
Twin Disc, Inc. (A)	1,600	38,272
Volvo AB, B Shares	218,772	4,113,333
Wabash National Corp.	10,609	231,807
Wabtec Corp.	16,642	1,353,660
Wartsila OYJ ABP	11,178	786,433
Watts Water Technologies, Inc., Class A	5,078	383,389
WEG SA	87,460	630,583
Weichai Power Company, Ltd., H Shares	291,680	325,164
Woodward, Inc.	20,436	1,447,482
Xylem, Inc.	36,099	2,692,263
Yangzijiang Shipbuilding Holdings, Ltd.	521,300	588,281
		184,836,350
Marine – 0.1%
A.P. Moller – Maersk A/S, Series A	230	358,868
A.P. Moller – Maersk A/S, Series B	448	727,722
Costamare, Inc.	9,361	54,200
Eagle Bulk Shipping, Inc. (A)	7,048	34,253
Evergreen Marine Corp. Taiwan, Ltd. (A)	263,760	137,472
Genco Shipping & Trading, Ltd. (A)	1,414	19,457
Kirby Corp. (A)	10,465	784,875
Kuehne + Nagel International AG	6,166	1,006,067
Matson, Inc.	7,677	218,795
MISC BHD	168,400	293,852
Mitsui OSK Lines, Ltd.	21,900	682,392
Navios Maritime Holdings, Inc. (A)	16,825	21,031
Nippon Yusen KK	30,600	661,111
Pan Ocean Company, Ltd. (A)	27,894	151,765
Safe Bulkers, Inc. (A)	9,028	33,042
Scorpio Bulkers, Inc.	10,639	82,452
		5,267,354
Professional services – 0.5%
Acacia Research Corp. (A)	9,135	31,516
Adecco Group AG	18,979	1,524,608
Barrett Business Services, Inc.	1,292	95,983
BG Staffing, Inc.	1,356	22,306
Bureau Veritas SA	24,334	637,579
Capita PLC	115,823	279,474
CBIZ, Inc. (A)	9,404	169,742
Cogint, Inc. (A)(C)	3,854	10,020
CRA International, Inc.	1,488	74,385
Equifax, Inc.	5,311	600,143
Experian PLC	159,534	3,405,805
Exponent, Inc.	4,684	364,181
Forrester Research, Inc.	1,868	75,654
Franklin Covey Company (A)	1,891	48,977
FTI Consulting, Inc. (A)	6,894	328,775
GP Strategies Corp. (A)	2,344	51,685
Heidrick & Struggles International, Inc.	3,373	89,047
Hill International, Inc. (A)	6,479	35,958
Huron Consulting Group, Inc. (A)	3,999	139,965
ICF International, Inc. (A)	3,287	187,359
IHS Markit, Ltd. (A)	16,160	760,328
Insperity, Inc.	6,600	430,980
Intertek Group PLC	27,876	1,879,739
Kelly Services, Inc., Class A	5,566	164,141
Kforce, Inc.	4,240	117,448
COMMON STOCKS (continued)
Professional services (continued)
Korn/Ferry International	9,575	$401,288
ManpowerGroup, Inc.	12,908	1,529,082
Mistras Group, Inc. (A)	3,202	63,143
Navigant Consulting, Inc. (A)	8,316	165,322
Nielsen Holdings PLC	14,181	462,726
On Assignment, Inc. (A)	9,109	698,569
Persol Holdings Company, Ltd.	33,700	862,768
Randstad Holding NV	8,160	581,452
Recruit Holdings Company, Ltd.	209,200	5,058,969
RELX NV	64,208	1,317,081
RELX PLC	182,662	3,745,187
Resources Connection, Inc.	5,374	83,566
Robert Half International, Inc.	5,756	328,495
RPX Corp.	8,326	83,510
SEEK, Ltd.	46,163	720,909
SGS SA	603	1,530,372
Teleperformance	5,400	768,991
The Dun & Bradstreet Corp.	7,198	900,038
TriNet Group, Inc. (A)	7,532	355,284
TrueBlue, Inc. (A)	7,459	202,885
Verisk Analytics, Inc. (A)	6,935	708,688
WageWorks, Inc. (A)	7,238	379,633
Willdan Group, Inc. (A)	1,428	29,945
Wolters Kluwer NV	20,068	1,016,522
		33,520,223
Road and rail – 1.5%
ArcBest Corp.	4,684	155,040
Aurizon Holdings, Ltd.	287,706	1,012,421
Avis Budget Group, Inc. (A)	27,136	1,226,004
BTS Group Holdings PCL	818,700	212,337
Canadian National Railway Company	108,762	8,414,816
Canadian Pacific Railway, Ltd.	21,242	3,799,126
Central Japan Railway Company	27,388	5,086,986
CJ Logistics Corp. (A)	1,202	147,052
ComfortDelGro Corp., Ltd.	513,500	782,977
Covenant Transportation Group, Inc., Class A (A)	2,182	56,339
CSX Corp.	270,348	14,523,095
Daseke, Inc. (A)	4,474	45,008
DSV A/S	12,352	967,458
East Japan Railway Company	62,300	5,844,485
Genesee & Wyoming, Inc., Class A (A)	12,012	835,194
Hankyu Hanshin Holdings, Inc.	45,500	1,695,255
Heartland Express, Inc.	8,608	168,028
Hertz Global Holdings, Inc. (A)(C)	9,884	179,790
J.B. Hunt Transport Services, Inc.	25,983	3,080,804
Kansas City Southern	31,282	3,223,297
Keikyu Corp.	44,300	790,631
Keio Corp.	21,620	944,059
Keisei Electric Railway Company, Ltd.	25,835	842,008
Kintetsu Group Holdings Company, Ltd.	33,800	1,296,820
Knight-Swift Transportation Holdings, Inc.	47,764	2,300,314
Kyushu Railway Company	29,500	906,341
Landstar System, Inc.	8,166	888,461
Localiza Rent a Car SA	77,996	623,122
Marten Transport, Ltd.	7,135	154,473
MTR Corp., Ltd.	218,868	1,155,134
Nagoya Railroad Company, Ltd.	34,100	869,654
Nippon Express Company, Ltd.	15,180	1,014,964
Norfolk Southern Corp.	86,536	12,035,427
Odakyu Electric Railway Company, Ltd.	55,200	1,120,862
Old Dominion Freight Line, Inc.	13,317	1,849,998
Roadrunner Transportation Systems, Inc. (A)	5,559	21,291
Rumo SA (A)	171,300	751,274
Ryder System, Inc.	10,313	746,352

The accompanying notes are an integral part of the financial statements.

78

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Saia, Inc. (A)	4,614	$335,207
Schneider National, Inc., Class B (C)	7,585	196,148
Tobu Railway Company, Ltd.	36,200	1,114,678
Tokyu Corp.	100,693	1,605,421
Union Pacific Corp.	238,044	31,005,231
Universal Logistics Holdings, Inc.	1,552	34,299
Werner Enterprises, Inc.	17,399	648,113
West Japan Railway Company	31,100	2,156,274
YRC Worldwide, Inc. (A)	6,022	52,512
		116,914,580
Trading companies and distributors – 0.7%
AerCap Holdings NV (A)	9,300	461,373
Aircastle, Ltd.	8,630	168,112
AKR Corporindo Tbk PT	69,700	30,758
Applied Industrial Technologies, Inc.	6,976	491,110
Ashtead Group PLC	86,078	2,480,997
Beacon Roofing Supply, Inc. (A)	12,159	643,333
BMC Stock Holdings, Inc. (A)	11,908	223,275
Brenntag AG	12,621	786,757
Bunzl PLC	57,028	1,530,630
CAI International, Inc. (A)	2,816	56,883
DXP Enterprises, Inc. (A)	2,892	86,008
EnviroStar, Inc.	682	23,529
Fastenal Company	57,872	3,166,756
Ferguson PLC	43,571	3,070,644
Finning International, Inc.	25,484	678,805
Foundation Building Materials, Inc. (A)	2,706	37,045
GATX Corp. (C)	14,410	993,425
GMS, Inc. (A)	5,030	155,729
H&E Equipment Services, Inc.	5,732	216,039
Herc Holdings, Inc. (A)	4,434	289,141
Huttig Building Products, Inc. (A)(C)	4,529	23,324
ITOCHU Corp.	284,737	5,473,369
Kaman Corp.	5,029	307,875
Marubeni Corp.	314,600	2,397,023
MISUMI Group, Inc.	53,400	1,535,182
Mitsubishi Corp.	287,300	8,048,768
Mitsui & Company, Ltd.	324,500	5,881,212
MRC Global, Inc. (A)	16,358	270,398
MSC Industrial Direct Company, Inc., Class A	8,676	758,976
Nexeo Solutions, Inc. (A)	4,795	44,546
NOW, Inc. (A)	40,350	382,922
Posco Daewoo Corp.	5,032	93,616
Rexel SA	28,348	497,877
Rush Enterprises, Inc., Class A (A)	5,467	232,402
Rush Enterprises, Inc., Class B (A)	1,021	40,646
SiteOne Landscape Supply, Inc. (A)	6,172	424,880
SK Networks Company, Ltd.	19,657	108,733
Sumitomo Corp.	226,155	3,967,199
Textainer Group Holdings, Ltd. (A)	4,890	79,707
Titan Machinery, Inc. (A)	3,421	68,215
Toyota Tsusho Corp.	40,593	1,502,964
Travis Perkins PLC	43,020	759,184
Triton International, Ltd. (A)	8,559	244,103
United Rentals, Inc. (A)	16,988	2,974,429
Veritiv Corp. (A)	2,158	52,332
W.W. Grainger, Inc.	10,414	2,723,782
Watsco, Inc.	5,943	982,794
Willis Lease Finance Corp. (A)	720	19,656
		55,486,463
Transportation infrastructure – 0.2%
Abertis Infraestructuras SA	38,973	930,020
Aena SME SA (B)	3,932	798,561
Aeroports de Paris	2,709	547,772
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Airports of Thailand PCL	635,000	$1,423,501
Atlantia SpA	91,496	2,810,622
Auckland International Airport, Ltd.	122,157	566,947
Bangkok Expressway & Metro PCL	1,017,800	236,198
Beijing Capital International Airport Company, Ltd., H Shares	224,711	331,448
CCR SA	188,315	736,580
China Merchants Port Holdings Company, Ltd.	190,231	441,739
COSCO SHIPPING Ports, Ltd.	243,308	235,945
Fraport AG Frankfurt Airport Services Worldwide	3,360	342,861
Getlink SE	42,766	550,053
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	44,400	428,675
Grupo Aeroportuario del Sureste SAB de CV, B Shares	25,760	456,380
Hutchison Port Holdings Trust	1,250,800	453,545
International Container Terminal Services, Inc.	21,990	46,355
Japan Airport Terminal Company, Ltd.	8,900	335,400
Jasa Marga Persero Tbk PT	89,254	34,602
Jiangsu Expressway Company, Ltd., H Shares	177,155	274,344
Kamigumi Company, Ltd.	22,100	483,015
Malaysia Airports Holdings BHD	93,922	208,256
Promotora y Operadora de Infraestructura SAB de CV	29,195	298,367
SATS, Ltd.	156,800	613,266
Sydney Airport	152,572	775,137
Taiwan High Speed Rail Corp.	220,632	169,915
TAV Havalimanlari Holding AS	16,109	97,892
Transurban Group	312,862	2,788,308
Westports Holdings BHD	106,400	99,758
Zhejiang Expressway Company, Ltd., H Shares	211,882	230,360
		17,745,822
		974,173,964
Information technology – 16.2%
Communications equipment – 0.8%
Acacia Communications, Inc. (A)(C)	3,433	132,857
ADTRAN, Inc.	8,838	138,315
Aerohive Networks, Inc. (A)	5,883	24,650
Applied Optoelectronics, Inc. (A)(C)	3,408	95,185
ARRIS International PLC (A)	34,381	876,716
BYD Electronic International Company, Ltd.	103,300	253,768
CalAmp Corp. (A)	6,314	147,748
Calix, Inc. (A)	7,890	51,680
Ciena Corp. (A)	53,452	1,238,483
Cisco Systems, Inc.	839,786	37,605,617
Clearfield, Inc. (A)	2,185	29,498
Comtech Telecommunications Corp.	4,139	91,472
Digi International, Inc. (A)	4,964	51,874
EMCORE Corp. (A)	4,891	25,922
Extreme Networks, Inc. (A)	20,378	232,513
F5 Networks, Inc. (A)	10,724	1,592,728
Finisar Corp. (A)	20,741	373,338
Harmonic, Inc. (A)	14,515	43,908
Infinera Corp. (A)	26,898	267,635
InterDigital, Inc.	13,070	938,426
Juniper Networks, Inc.	64,073	1,644,113
KVH Industries, Inc. (A)	2,962	30,212
Lumentum Holdings, Inc. (A)(C)	11,249	686,189
Motorola Solutions, Inc.	27,411	2,909,678
NETGEAR, Inc. (A)	5,695	317,496
NetScout Systems, Inc. (A)	32,285	857,167
Nokia OYJ	443,148	2,583,171

The accompanying notes are an integral part of the financial statements.

79

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Oclaro, Inc. (A)(C)	30,180	$216,391
Plantronics, Inc.	12,469	673,825
Quantenna Communications, Inc. (A)	4,068	55,935
Ribbon Communications, Inc. (A)	8,629	55,916
Telefonaktiebolaget LM Ericsson, B Shares	433,124	2,897,434
Ubiquiti Networks, Inc. (A)(C)	4,097	260,569
ViaSat, Inc. (A)(C)	20,243	1,412,759
Viavi Solutions, Inc. (A)	41,672	400,885
ZTE Corp., H Shares (A)	108,515	377,926
		59,591,999
Electronic equipment, instruments and components – 1.4%
AAC Technologies Holdings, Inc.	110,300	2,152,764
Akoustis Technologies, Inc. (A)	2,249	12,954
Alps Electric Company, Ltd.	37,700	1,027,727
Amphenol Corp., Class A	51,887	4,741,953
Anixter International, Inc. (A)	5,283	399,131
Arrow Electronics, Inc. (A)	17,135	1,397,873
AU Optronics Corp.	1,222,851	538,426
Avnet, Inc.	23,554	1,005,756
AVX Corp.	8,360	144,628
Badger Meter, Inc.	5,102	242,855
Bel Fuse, Inc., Class B	1,791	30,984
Belden, Inc.	15,873	1,154,443
Benchmark Electronics, Inc. (A)	9,106	273,180
Cognex Corp.	33,731	1,811,692
Coherent, Inc. (A)	4,798	1,003,550
Control4 Corp. (A)	4,609	110,800
Corning, Inc.	147,847	4,299,391
CTS Corp.	5,766	148,186
Daktronics, Inc.	6,548	58,343
Delta Electronics Thailand PCL	79,100	170,967
Delta Electronics, Inc.	269,898	1,259,975
Electro Scientific Industries, Inc. (A)	5,840	104,711
ePlus, Inc. (A)	2,398	183,567
Fabrinet (A)	6,589	198,658
FARO Technologies, Inc. (A)	2,984	177,100
Fitbit, Inc., Class A (A)(C)	35,205	168,280
FLIR Systems, Inc.	25,034	1,229,169
General Interface Solution Holding, Ltd.	27,000	158,004
Hamamatsu Photonics KK	26,800	1,065,725
Hexagon AB, B Shares	36,437	2,130,202
Hirose Electric Company, Ltd.	6,000	891,725
Hitachi High-Technologies Corp.	13,200	640,578
Hitachi, Ltd.	919,000	6,949,571
Hon Hai Precision Industry Company, Ltd.	2,149,216	6,332,911
II-VI, Inc. (A)	11,046	425,271
Ingenico Group SA	5,489	476,223
Innolux Corp.	1,271,300	553,120
Insight Enterprises, Inc. (A)	6,486	226,556
IPG Photonics Corp. (A)	7,310	1,795,628
Iteris, Inc. (A)	4,533	25,249
Itron, Inc. (A)	6,222	435,540
Jabil, Inc.	34,406	932,059
KCE Electronics PCL (D)	26,500	58,958
KEMET Corp. (A)	10,080	181,238
Keyence Corp.	18,503	11,205,417
Keysight Technologies, Inc. (A)	36,106	1,697,343
Kimball Electronics, Inc. (A)	4,876	84,599
Kingboard Chemical Holdings, Ltd.	95,700	480,950
Knowles Corp. (A)	33,446	482,960
Kyocera Corp.	61,000	3,597,728
Largan Precision Company, Ltd.	13,590	1,679,804
LG Display Company, Ltd.	30,936	851,205
LG Innotek Company, Ltd.	1,938	234,779
Littelfuse, Inc.	9,246	1,918,545
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Maxwell Technologies, Inc. (A)(C)	6,725	$38,265
Mesa Laboratories, Inc. (C)	601	78,731
Methode Electronics, Inc.	6,521	257,253
MicroVision, Inc. (A)(C)	14,030	15,433
MTS Systems Corp.	3,096	151,549
Murata Manufacturing Company, Ltd.	36,399	5,069,784
Napco Security Technologies, Inc. (A)	2,329	23,523
National Instruments Corp.	20,882	1,055,794
Nippon Electric Glass Company, Ltd.	16,100	486,325
Novanta, Inc. (A)	5,825	325,326
Omron Corp.	36,567	2,152,055
OSI Systems, Inc. (A)	3,219	203,248
Park Electrochemical Corp.	3,526	60,013
PC Connection, Inc.	2,100	52,143
PCM, Inc. (A)	1,743	12,375
Plexus Corp. (A)	6,119	369,098
Radisys Corp. (A)	6,809	5,856
Rogers Corp. (A)	3,283	450,822
Samsung Electro-Mechanics Company, Ltd.	7,495	639,213
Samsung SDI Company, Ltd.	7,318	1,156,815
Sanmina Corp. (A)	13,031	359,004
ScanSource, Inc. (A)	4,529	148,325
Shimadzu Corp.	47,900	1,226,981
Sunny Optical Technology Group Company, Ltd.	107,350	1,755,814
SYNNEX Corp.	10,962	1,355,451
Synnex Technology International Corp.	185,544	242,607
Systemax, Inc.	2,037	58,197
TDK Corp.	24,700	2,235,178
TE Connectivity, Ltd.	59,760	6,160,658
Tech Data Corp. (A)	13,147	1,358,611
Trimble, Inc. (A)	49,038	1,860,011
TTM Technologies, Inc. (A)	16,829	271,957
VeriFone Systems, Inc. (A)	42,117	699,142
Vishay Intertechnology, Inc.	49,758	915,547
Vishay Precision Group, Inc. (A)	1,883	56,396
WPG Holdings, Ltd.	213,000	271,264
Yageo Corp.	28,000	307,487
Yaskawa Electric Corp. (C)	48,100	2,212,436
Yokogawa Electric Corp.	43,400	874,892
Zebra Technologies Corp., Class A (A)	10,360	1,431,130
Zhen Ding Technology Holding, Ltd.	69,817	149,372
		106,113,032
Internet software and services – 3.9%
2U, Inc. (A)	8,761	725,236
58.com, Inc., ADR (A)	13,700	1,032,569
Actua Corp. (A)	5,477	6,025
Akamai Technologies, Inc. (A)	25,595	1,726,639
Alarm.com Holdings, Inc. (A)	3,652	131,965
Alibaba Group Holding, Ltd., ADR (A)	173,556	32,305,714
Alphabet, Inc., Class A (A)	44,953	49,624,516
Alphabet, Inc., Class C (A)	45,466	50,227,654
Alteryx, Inc., Class A (A)	4,278	146,265
Amber Road, Inc. (A)	3,739	34,025
Appfolio, Inc., Class A (A)	1,725	69,173
Apptio, Inc., Class A (A)	4,215	121,814
Auto Trader Group PLC (B)	164,847	826,678
Autohome, Inc., ADR	7,800	610,038
Baidu, Inc., ADR (A)	41,300	10,421,642
Benefitfocus, Inc. (A)(C)	2,932	70,954
Blucora, Inc. (A)	8,084	188,357
Box, Inc., Class A (A)	14,742	354,693
Brightcove, Inc. (A)	6,309	43,217
Carbonite, Inc. (A)	4,513	127,041

The accompanying notes are an integral part of the financial statements.

80

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Care.com, Inc. (A)	2,590	$46,309
Cars.com, Inc. (A)	27,051	740,927
ChannelAdvisor Corp. (A)	4,613	40,825
Cimpress NV (A)(C)	4,552	740,838
Cloudera, Inc. (A)	17,765	338,423
CommerceHub, Inc., Series A (A)(C)	2,573	50,997
CommerceHub, Inc., Series C (A)	5,261	100,222
Cornerstone OnDemand, Inc. (A)	9,667	396,347
Coupa Software, Inc. (A)	5,735	255,781
DeNA Company, Ltd.	20,000	364,133
DHI Group, Inc. (A)	8,998	14,847
eBay, Inc. (A)	146,655	6,285,633
Endurance International Group Holdings, Inc. (A)	10,415	76,030
Envestnet, Inc. (A)	7,844	432,204
Etsy, Inc. (A)	22,009	557,048
Facebook, Inc., Class A (A)	359,386	64,085,712
Five9, Inc. (A)	9,710	294,796
Gogo, Inc. (A)(C)	10,523	95,549
GrubHub, Inc. (A)	15,647	1,555,468
GTT Communications, Inc. (A)	5,601	289,012
Hortonworks, Inc. (A)	9,189	165,218
Instructure, Inc. (A)	3,929	170,519
Internap Corp. (A)	3,735	48,630
j2 Global, Inc.	17,897	1,324,736
Kakaku.com, Inc.	26,400	446,449
Kakao Corp.	6,073	713,709
Limelight Networks, Inc. (A)	13,797	55,740
Liquidity Services, Inc. (A)	4,737	32,448
LivePerson, Inc. (A)	10,127	146,335
LogMeIn, Inc.	10,261	1,185,659
MINDBODY, Inc., Class A (A)	7,817	278,676
Mixi, Inc.	8,400	338,826
Momo, Inc., ADR (A)	16,300	538,715
MuleSoft, Inc., Class A (A)	4,506	139,145
NAVER Corp.	3,710	2,747,515
NetEase, Inc., ADR	11,904	3,492,038
New Relic, Inc. (A)	5,560	399,097
NIC, Inc.	11,732	158,382
Nutanix, Inc., Class A (A)	19,507	711,030
Okta, Inc. (A)	3,554	137,149
Ominto, Inc. (A)(C)	2,639	8,893
Q2 Holdings, Inc. (A)	5,743	261,594
QuinStreet, Inc. (A)	6,712	88,129
Quotient Technology, Inc. (A)	13,764	180,997
REA Group, Ltd.	7,392	440,193
Reis, Inc.	1,738	33,457
SendGrid, Inc. (A)(C)	1,510	39,441
Shopify, Inc., Class A (A)	11,762	1,626,991
Shutterstock, Inc. (A)	3,358	168,740
SINA Corp. (A)	8,600	1,005,598
SPS Commerce, Inc. (A)	3,079	184,802
Stamps.com, Inc. (A)	2,977	568,756
TechTarget, Inc. (A)	3,665	63,331
Tencent Holdings, Ltd.	858,012	46,940,563
The Meet Group, Inc. (A)	12,287	32,192
The Trade Desk, Inc., Class A (A)(C)	4,314	242,706
Tintri, Inc. (A)	1,790	8,753
TrueCar, Inc. (A)	12,809	142,052
Tucows, Inc., Class A (A)(C)	1,664	96,179
Twilio, Inc., Class A (A)	11,304	386,145
United Internet AG	9,906	671,508
VeriSign, Inc. (A)(C)	12,618	1,463,940
Veritone, Inc. (A)	503	7,017
Web.com Group, Inc. (A)	7,004	126,072
COMMON STOCKS (continued)
Internet software and services (continued)
Weibo Corp., ADR (A)	7,000	$899,640
XO Group, Inc. (A)	4,560	87,871
Yahoo Japan Corp. (C)	268,707	1,240,151
Yelp, Inc. (A)	14,548	633,711
Yext, Inc. (A)(C)	4,264	54,153
YY, Inc., ADR (A)	6,500	840,645
		297,329,552
IT services – 1.3%
Accenture PLC, Class A	36,552	5,885,238
Acxiom Corp. (A)	29,876	817,706
Alliance Data Systems Corp.	2,909	700,953
Amadeus IT Group SA	25,120	1,844,206
Atos SE	8,948	1,177,097
Automatic Data Processing, Inc.	26,348	3,038,451
Blackhawk Network Holdings, Inc. (A)	9,963	445,844
Broadridge Financial Solutions, Inc.	22,702	2,278,827
CACI International, Inc., Class A (A)	4,444	662,378
Capgemini SE	15,058	1,876,908
Cardtronics PLC, Class A (A)	8,379	187,522
Cass Information Systems, Inc.	2,212	129,535
CGI Group, Inc., Class A (A)	31,363	1,833,093
Cielo SA	190,524	1,419,439
Cognizant Technology Solutions Corp., Class A	34,919	2,864,056
Computershare, Ltd.	64,842	890,938
Convergys Corp.	35,106	814,810
CoreLogic, Inc. (A)	16,045	730,048
CSG Systems International, Inc.	6,115	285,448
CSRA, Inc.	9,725	394,154
DST Systems, Inc.	11,730	975,584
DXC Technology Company	17,011	1,744,308
EPAM Systems, Inc. (A)	9,072	1,026,225
Everi Holdings, Inc. (A)	11,867	88,409
EVERTEC, Inc.	11,025	178,605
ExlService Holdings, Inc. (A)	5,975	340,695
Fidelity National Information Services, Inc.	19,665	1,911,045
Fiserv, Inc. (A)	12,508	1,793,522
Fujitsu, Ltd.	375,000	2,237,849
Gartner, Inc. (A)	5,452	618,311
Global Payments, Inc.	9,433	1,069,608
IBM Corp.	51,043	7,954,031
Jack Henry & Associates, Inc.	15,044	1,764,661
Leidos Holdings, Inc.	27,699	1,753,624
ManTech International Corp., Class A	4,692	264,488
Mastercard, Inc., Class A	55,053	9,676,115
MAXIMUS, Inc.	24,384	1,633,240
MoneyGram International, Inc. (A)	5,398	57,921
Nomura Research Institute, Ltd.	24,900	1,115,207
NTT Data Corp.	118,800	1,227,832
Obic Company, Ltd.	12,200	1,012,409
Otsuka Corp.	9,700	899,156
Paychex, Inc.	19,038	1,239,945
PayPal Holdings, Inc. (A)	67,083	5,327,061
Perficient, Inc. (A)	6,352	123,673
Presidio, Inc. (A)	3,969	58,027
Sabre Corp.	40,625	933,156
Samsung SDS Company, Ltd.	4,651	1,016,636
Science Applications International Corp.	16,308	1,180,536
ServiceSource International, Inc. (A)	14,231	52,085
StarTek, Inc. (A)	1,989	21,481
Sykes Enterprises, Inc. (A)	7,124	207,023
Syntel, Inc. (A)	5,984	160,670
Teradata Corp. (A)	23,568	867,774
The Hackett Group, Inc.	4,337	78,196
The Western Union Company	26,842	532,008

The accompanying notes are an integral part of the financial statements.

81

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Total System Services, Inc.	9,734	$856,105
Travelport Worldwide, Ltd.	22,622	322,364
TravelSky Technology, Ltd., H Shares	138,800	438,829
TTEC Holdings, Inc.	2,556	91,121
Unisys Corp. (A)(C)	9,127	102,222
Virtusa Corp. (A)	4,911	234,353
Visa, Inc., Class A	107,473	13,212,731
WEX, Inc. (A)	7,773	1,162,452
Wirecard AG	9,709	1,155,264
Worldpay, Inc., Class A (A)	308	24,644
		97,017,852
Semiconductors and semiconductor equipment – 3.1%
Advanced Energy Industries, Inc. (A)	7,233	479,693
Advanced Micro Devices, Inc. (A)(C)	125,648	1,521,597
Advanced Semiconductor Engineering, Inc.	926,844	1,247,173
Alpha & Omega Semiconductor, Ltd. (A)	3,778	58,068
Ambarella, Inc. (A)	5,899	283,624
Amkor Technology, Inc. (A)	18,667	187,603
Analog Devices, Inc.	55,679	5,019,462
Applied Materials, Inc.	161,221	9,284,717
Aquantia Corp. (A)	1,276	17,609
ASM Pacific Technology, Ltd.	39,700	564,682
ASML Holding NV	26,125	5,094,992
Axcelis Technologies, Inc. (A)	5,412	132,323
AXT, Inc. (A)	6,971	52,108
Broadcom, Ltd.	61,398	15,132,151
Brooks Automation, Inc.	12,520	334,409
Cabot Microelectronics Corp.	4,533	461,913
CEVA, Inc. (A)	3,989	146,596
Cirrus Logic, Inc. (A)	24,131	1,069,245
Cohu, Inc.	5,016	100,470
Cree, Inc. (A)	36,893	1,395,662
CyberOptics Corp. (A)(C)	1,283	21,041
Cypress Semiconductor Corp.	64,991	1,135,393
Diodes, Inc. (A)	7,095	213,560
Disco Corp.	5,400	1,258,649
DSP Group, Inc. (A)	4,058	49,305
Entegris, Inc.	25,863	858,652
First Solar, Inc. (A)	15,866	997,178
FormFactor, Inc. (A)	13,120	171,872
GCL-Poly Energy Holdings, Ltd. (A)	1,964,500	307,785
Globalwafers Company, Ltd.	31,000	443,863
GSI Technology, Inc. (A)	2,813	21,266
Hanergy Thin Film Power Group, Ltd. (A)(D)	1,136,000	31,209
Ichor Holdings, Ltd. (A)(C)	3,390	87,598
Impinj, Inc. (A)(C)	3,386	43,138
Infineon Technologies AG	94,037	2,544,903
Inphi Corp. (A)	7,628	211,677
Integrated Device Technology, Inc. (A)	50,257	1,524,797
Intel Corp.	707,184	34,857,099
KLA-Tencor Corp.	23,710	2,686,580
Kopin Corp. (A)(C)	11,171	34,183
Lam Research Corp.	24,463	4,693,471
Lattice Semiconductor Corp. (A)	22,408	134,672
MACOM Technology Solutions Holdings, Inc. (A)(C)	7,376	157,404
Macronix International (A)	242,000	352,892
MaxLinear, Inc. (A)	11,195	254,462
MediaTek, Inc.	207,752	2,086,612
Microchip Technology, Inc.	35,304	3,139,585
Micron Technology, Inc. (A)	174,223	8,503,825
Microsemi Corp. (A)	22,905	1,486,535
MKS Instruments, Inc.	20,392	2,270,649
Monolithic Power Systems, Inc.	14,703	1,721,133
Nanometrics, Inc. (A)	4,392	115,905
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Nanya Technology Corp.	94,196	$256,950
NeoPhotonics Corp. (A)(C)	6,008	36,469
Novatek Microelectronics Corp.	74,900	322,537
NVE Corp.	873	60,682
NVIDIA Corp.	91,503	22,143,726
NXP Semiconductors NV (A)	23,300	2,904,578
PDF Solutions, Inc. (A)	5,023	55,956
Phison Electronics Corp.	19,884	192,123
Photronics, Inc. (A)	12,201	95,168
Pixelworks, Inc. (A)	5,312	23,373
Power Integrations, Inc.	5,221	350,851
Powertech Technology, Inc.	91,199	280,556
Qorvo, Inc. (A)	19,262	1,554,636
QUALCOMM, Inc.	222,747	14,478,555
Rambus, Inc. (A)	19,738	250,870
Realtek Semiconductor Corp.	57,584	224,007
Renesas Electronics Corp. (A)	95,000	1,086,397
Rohm Company, Ltd.	18,000	1,890,602
Rudolph Technologies, Inc. (A)	5,757	152,848
Semiconductor Manufacturing International Corp. (A)(C)	443,299	586,302
Semtech Corp. (A)	11,804	397,205
Sigma Designs, Inc. (A)	6,952	41,712
Silicon Laboratories, Inc. (A)	15,927	1,489,175
Siliconware Precision Industries Company, Ltd.	274,000	476,682
SK Hynix, Inc.	77,062	5,434,673
Skyworks Solutions, Inc.	27,877	3,045,562
SMART Global Holdings, Inc. (A)	1,127	39,129
STMicroelectronics NV	60,952	1,386,187
SUMCO Corp.	44,500	1,177,205
SunPower Corp. (A)(C)	10,983	77,869
Synaptics, Inc. (A)	12,893	599,138
Taiwan Semiconductor Manufacturing Company, Ltd.	3,389,915	28,148,479
Teradyne, Inc.	38,208	1,734,643
Texas Instruments, Inc.	148,866	16,129,631
Tokyo Electron, Ltd.	29,815	5,825,932
Ultra Clean Holdings, Inc. (A)	6,041	116,350
United Microelectronics Corp.	1,655,774	793,879
Vanguard International Semiconductor Corp.	119,302	246,785
Veeco Instruments, Inc. (A)	8,491	154,112
Versum Materials, Inc.	21,191	784,491
Win Semiconductors Corp.	46,000	416,189
Winbond Electronics Corp.	392,000	261,667
Xcerra Corp. (A)	9,838	98,380
Xilinx, Inc.	37,988	2,706,645
Xperi Corp.	8,916	196,598
		233,726,494
Software – 2.6%
8x8, Inc. (A)	16,076	293,387
A10 Networks, Inc. (A)	8,906	55,930
ACI Worldwide, Inc. (A)	44,358	1,049,067
Activision Blizzard, Inc.	78,462	5,737,926
Adobe Systems, Inc. (A)	51,152	10,697,418
Agilysys, Inc. (A)	3,002	33,532
American Software, Inc., Class A	5,068	63,046
ANSYS, Inc. (A)	8,868	1,418,348
Aspen Technology, Inc. (A)	13,337	1,030,683
Autodesk, Inc. (A)	22,769	2,674,674
Blackbaud, Inc.	18,055	1,850,999
BlackBerry, Ltd. (A)	73,832	895,857
Blackline, Inc. (A)	2,887	127,028
Bottomline Technologies, Inc. (A)	7,237	274,861
CA, Inc.	32,652	1,146,085

The accompanying notes are an integral part of the financial statements.

82

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Cadence Design Systems, Inc. (A)	29,472	$1,142,629
Callidus Software, Inc. (A)	12,331	442,683
CD Projekt SA	4,300	133,326
CDK Global, Inc.	25,583	1,757,040
Check Point Software Technologies, Ltd. (A)	7,900	820,731
Citrix Systems, Inc. (A)	14,960	1,376,320
CommVault Systems, Inc. (A)	15,629	813,489
Constellation Software, Inc.	2,942	1,904,298
Dassault Systemes SA	11,954	1,542,208
Digimarc Corp. (A)	1,949	50,479
Ebix, Inc. (C)	4,381	367,785
Electronic Arts, Inc. (A)	31,938	3,950,731
Ellie Mae, Inc. (A)	6,162	546,385
Everbridge, Inc. (A)	3,147	100,421
Fair Isaac Corp.	11,274	1,915,904
ForeScout Technologies, Inc. (A)	972	28,946
Fortinet, Inc. (A)	29,130	1,470,191
Glu Mobile, Inc. (A)	19,140	71,009
HubSpot, Inc. (A)	6,206	689,176
Imperva, Inc. (A)	6,200	289,230
Intuit, Inc.	25,195	4,204,038
Kingsoft Corp., Ltd.	119,400	388,523
Konami Holdings Corp.	17,500	921,620
Majesco (A)	1,324	7,150
Manhattan Associates, Inc. (A)	13,426	565,235
Micro Focus International PLC	74,975	2,115,404
Microsoft Corp.	800,534	75,066,073
MicroStrategy, Inc., Class A (A)	1,738	222,429
Mitek Systems, Inc. (A)	5,793	44,316
MobileIron, Inc. (A)	10,299	49,435
Model N, Inc. (A)	4,367	74,676
Monotype Imaging Holdings, Inc.	7,518	181,184
NCSoft Corp.	2,332	805,864
Netmarble Games Corp. (B)	2,280	306,494
Nexon Company, Ltd. (A)	37,700	1,358,422
Nice, Ltd. (A)	3,807	367,778
Nintendo Company, Ltd.	21,539	9,818,759
Open Text Corp. (C)	38,928	1,366,666
Oracle Corp.	316,193	16,021,499
Oracle Corp. Japan	7,200	556,230
Park City Group, Inc. (A)	2,484	25,709
Paycom Software, Inc. (A)	8,975	887,807
Paylocity Holding Corp. (A)	4,823	225,572
Pegasystems, Inc.	6,676	387,208
Progress Software Corp.	8,683	406,972
Proofpoint, Inc. (A)	7,945	851,466
PROS Holdings, Inc. (A)	4,793	150,261
PTC, Inc. (A)	22,518	1,660,928
QAD, Inc., Class A	1,860	83,700
Qualys, Inc. (A)	5,859	433,859
Rapid7, Inc. (A)	3,809	100,596
RealPage, Inc. (A)	10,686	558,344
Red Hat, Inc. (A)	18,329	2,701,695
RingCentral, Inc., Class A (A)	11,844	742,027
Rosetta Stone, Inc. (A)	3,177	43,493
salesforce.com, Inc. (A)	71,195	8,276,419
SAP SE	81,311	8,485,568
SecureWorks Corp., Class A (A)	1,538	15,180
Symantec Corp.	65,182	1,713,635
Synchronoss Technologies, Inc. (A)	7,815	72,992
Synopsys, Inc. (A)	15,757	1,334,145
Take-Two Interactive Software, Inc. (A)	22,215	2,485,192
Telenav, Inc. (A)	5,468	29,801
The Rubicon Project, Inc. (A)	9,185	14,788
The Sage Group PLC	183,292	1,737,988
COMMON STOCKS (continued)
Software (continued)
The Ultimate Software Group, Inc. (A)	5,528	$1,318,207
TiVo Corp.	21,837	327,555
Trend Micro, Inc.	22,600	1,274,697
Tyler Technologies, Inc. (A)	6,805	1,382,164
Ubisoft Entertainment SA (A)	5,915	486,427
Upland Software, Inc. (A)	1,437	34,287
Varonis Systems, Inc. (A)	3,557	199,726
VASCO Data Security International, Inc. (A)	5,556	66,950
Verint Systems, Inc. (A)	11,586	450,695
VirnetX Holding Corp. (A)(C)	9,507	36,602
Workiva, Inc. (A)	4,677	106,402
Zendesk, Inc. (A)	18,142	783,372
Zix Corp. (A)	10,074	40,800
		201,136,846
Technology hardware, storage and peripherals – 3.1%
3D Systems Corp. (A)(C)	42,145	400,378
Acer, Inc. (A)	392,008	324,173
Advantech Company, Ltd.	49,764	365,943
Apple, Inc.	872,168	155,350,566
Asustek Computer, Inc.	97,354	919,649
Avid Technology, Inc. (A)	6,183	29,617
Brother Industries, Ltd.	45,100	1,121,611
Canon, Inc.	202,696	7,724,499
Catcher Technology Company, Ltd.	91,475	1,085,367
Chicony Electronics Company, Ltd.	70,716	172,808
Compal Electronics, Inc.	560,148	380,343
Cpi Card Group, Inc. (C)	868	2,213
Cray, Inc. (A)	7,296	159,053
Diebold Nixdorf, Inc. (C)	28,537	448,031
Eastman Kodak Company (A)(C)	3,098	16,265
Electronics For Imaging, Inc. (A)	8,462	231,774
Foxconn Technology Company, Ltd.	123,180	328,817
FUJIFILM Holdings Corp.	78,315	3,263,559
Hewlett Packard Enterprise Company	271,461	5,046,460
HP, Inc.	283,482	6,630,644
HTC Corp. (A)	87,900	182,763
Immersion Corp. (A)	5,398	62,563
Intevac, Inc. (A)	3,661	22,149
Inventec Corp.	333,495	262,652
Konica Minolta, Inc.	90,300	829,232
Lenovo Group, Ltd.	1,076,564	558,671
Lite-On Technology Corp.	282,018	398,545
Meitu, Inc. (A)(B)	193,300	245,865
Micro-Star International Company, Ltd.	90,300	259,698
NCR Corp. (A)	23,724	782,892
NEC Corp.	49,300	1,495,971
NetApp, Inc.	45,870	2,777,429
Pegatron Corp.	275,500	692,647
Pure Storage, Inc., Class A (A)	17,647	382,410
Quanta Computer, Inc.	378,000	766,177
Quantum Corp. (A)	5,253	19,226
Ricoh Company, Ltd.	134,300	1,441,616
Samsung Electronics Company, Ltd.	12,860	27,945,668
Seagate Technology PLC	48,928	2,612,755
Seiko Epson Corp.	53,069	1,012,737
Stratasys, Ltd. (A)(C)	8,982	163,697
Super Micro Computer, Inc. (A)	7,175	129,868
USA Technologies, Inc. (A)	8,872	72,307
Western Digital Corp.	50,209	4,370,191
Wistron Corp.	352,984	290,642
Xerox Corp.	36,414	1,104,072
		232,884,213
		1,227,799,988

The accompanying notes are an integral part of the financial statements.

83

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials – 4.0%
Chemicals – 1.7%
A. Schulman, Inc.	5,192	$227,669
Advanced Emissions Solutions, Inc. (C)	3,648	35,167
AdvanSix, Inc. (A)	5,452	225,440
AgroFresh Solutions, Inc. (A)	4,237	32,794
Air Liquide SA	40,423	5,049,136
Air Products & Chemicals, Inc.	9,731	1,564,647
Air Water, Inc.	28,500	563,140
Akzo Nobel NV	17,143	1,670,041
Albemarle Corp.	4,940	496,124
American Vanguard Corp.	5,223	101,849
Arkema SA	6,475	844,978
Asahi Kasei Corp.	240,400	3,080,723
Ashland Global Holdings, Inc.	12,104	857,205
Balchem Corp.	5,775	434,569
BASF SE	76,168	7,957,236
Cabot Corp.	12,067	726,192
Calgon Carbon Corp.	9,193	195,351
CF Industries Holdings, Inc.	10,297	424,648
Chase Corp.	1,302	135,408
Chr. Hansen Holding A/S	6,537	542,972
Clariant AG (A)	27,136	677,178
Codexis, Inc. (A)	7,587	72,456
Core Molding Technologies, Inc.	1,402	25,516
Covestro AG (B)	13,437	1,515,832
Croda International PLC	22,376	1,415,871
Daicel Corp.	53,400	608,406
DowDuPont, Inc.	103,987	7,310,286
Eastman Chemical Company	6,344	641,252
Ecolab, Inc.	11,440	1,492,348
EMS-Chemie Holding AG	931	593,459
Evonik Industries AG	13,410	493,757
Ferro Corp. (A)	15,241	326,005
Flotek Industries, Inc. (A)	10,485	62,386
FMC Corp.	5,941	466,250
Formosa Chemicals & Fibre Corp.	409,471	1,500,270
Formosa Plastics Corp.	576,040	2,017,609
Frutarom Industries, Ltd.	2,251	206,024
FutureFuel Corp.	4,678	56,089
GCP Applied Technologies, Inc. (A)	13,051	401,318
Givaudan SA	1,061	2,412,578
Grupa Azoty SA	2,965	50,243
Hawkins, Inc.	1,753	58,726
HB Fuller Company	9,172	462,177
Hitachi Chemical Company, Ltd.	19,900	441,981
Hyosung Corp.	2,859	328,217
Incitec Pivot, Ltd.	235,656	687,396
Indorama Ventures PCL	225,700	386,484
Ingevity Corp. (A)	7,746	580,253
Innophos Holdings, Inc.	3,525	146,499
Innospec, Inc.	4,366	283,572
International Flavors & Fragrances, Inc.	3,504	494,940
Intrepid Potash, Inc. (A)	17,694	58,567
Israel Chemicals, Ltd.	33,535	142,543
Johnson Matthey PLC	33,330	1,432,320
JSR Corp.	36,900	887,780
K+S AG	15,928	443,559
Kaneka Corp.	53,000	536,581
Kansai Paint Company, Ltd.	38,800	973,900
KMG Chemicals, Inc.	2,385	143,028
Koninklijke DSM NV	12,411	1,281,798
Koppers Holdings, Inc. (A)	3,784	152,874
Kraton Corp. (A)	5,448	231,050
Kronos Worldwide, Inc.	4,158	89,189
Kumho Petrochemical Company, Ltd.	2,476	205,805
COMMON STOCKS (continued)
Chemicals (continued)
Kuraray Company, Ltd.	67,500	$1,173,092
LANXESS AG	7,620	632,279
LG Chem, Ltd.	6,078	2,146,305
Linde AG	16,410	3,449,125
Lotte Chemical Corp.	2,067	869,530
LSB Industries, Inc. (A)	3,975	29,693
LyondellBasell Industries NV, Class A	14,233	1,540,295
Methanex Corp.	12,858	709,735
Mexichem SAB de CV	137,480	384,201
Minerals Technologies, Inc.	13,285	912,680
Mitsubishi Chemical Holdings Corp.	273,250	2,756,788
Mitsubishi Gas Chemical Company, Inc.	34,700	858,242
Mitsui Chemicals, Inc.	35,400	1,074,188
Monsanto Company	19,532	2,409,663
Nan Ya Plastics Corp.	661,610	1,805,776
NewMarket Corp.	1,801	752,656
Nippon Paint Holdings Company, Ltd.	31,100	1,127,121
Nissan Chemical Industries, Ltd.	23,000	908,238
Nitto Denko Corp.	31,544	2,589,787
Novozymes A/S, B Shares	14,684	754,672
Nutrien, Ltd. (A)	93,428	4,590,582
OCI Company, Ltd.	2,269	342,296
Olin Corp.	32,384	1,052,480
OMNOVA Solutions, Inc. (A)	8,086	81,669
Orica, Ltd.	52,847	757,325
Petkim Petrokimya Holding AS	68,032	143,752
Petronas Chemicals Group BHD	290,445	598,301
PolyOne Corp.	30,376	1,254,833
PPG Industries, Inc.	11,520	1,295,309
PQ Group Holdings, Inc. (A)	5,296	70,966
Praxair, Inc.	12,743	1,908,264
PTT Global Chemical PCL	377,211	1,185,664
Quaker Chemical Corp.	2,365	337,083
Rayonier Advanced Materials, Inc.	7,823	159,355
RPM International, Inc.	26,010	1,294,518
Sasol, Ltd.	96,920	3,373,449
Sensient Technologies Corp.	16,535	1,189,693
Shin-Etsu Chemical Company, Ltd.	73,937	7,768,218
Sika AG	247	2,025,485
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	525,999	313,360
Solvay SA	10,500	1,438,993
Stepan Company	3,634	291,083
Sumitomo Chemical Company, Ltd.	300,000	1,849,702
Symrise AG	10,034	813,755
Taiyo Nippon Sanso Corp.	25,300	367,722
Teijin, Ltd.	35,800	703,082
The Chemours Company	36,066	1,713,496
The Mosaic Company	15,889	418,198
The Scotts Miracle-Gro Company	7,964	715,486
The Sherwin-Williams Company	3,621	1,454,121
Toray Industries, Inc.	278,700	2,814,952
Tosoh Corp.	56,000	1,157,683
Trecora Resources (A)	3,685	40,904
Tredegar Corp.	4,721	75,300
Trinseo SA	8,073	642,611
Tronox, Ltd., Class A	16,348	298,841
Umicore SA	29,773	1,678,314
Valhi, Inc.	4,589	26,111
Valvoline, Inc.	39,467	904,189
Yara International ASA	24,620	1,087,888
		133,078,760
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd., H Shares	187,110	994,122

The accompanying notes are an integral part of the financial statements.

84

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Asia Cement Corp.	311,687	$298,999
Boral, Ltd.	164,947	990,547
Cementos Argos SA	74,719	272,234
Cemex SAB de CV (A)	1,822,688	1,202,836
China National Building Material Company, Ltd., H Shares (C)	433,900	425,703
CRH PLC	180,266	5,923,869
Eagle Materials, Inc.	9,471	949,278
Fletcher Building, Ltd.	86,932	407,709
Forterra, Inc. (A)(C)	3,391	24,042
Grupo Argos SA	46,760	315,277
HeidelbergCement AG	12,283	1,232,585
Imerys SA	3,332	339,858
Indocement Tunggal Prakarsa Tbk PT	64,820	103,412
James Hardie Industries PLC	62,069	1,089,617
LafargeHolcim, Ltd. (A)	52,891	3,083,040
Martin Marietta Materials, Inc.	2,781	567,129
Semen Indonesia Persero Tbk PT	132,692	107,189
Summit Materials, Inc., Class A (A)	20,136	636,902
Taiheiyo Cement Corp.	23,000	852,370
Taiwan Cement Corp.	504,000	633,761
The Siam Cement PCL	17,536	273,109
The Siam Cement PCL, Foreign Shares	43,627	679,456
U.S. Concrete, Inc. (A)(C)	2,883	209,738
United States Lime & Minerals, Inc.	379	26,989
Vulcan Materials Company	5,876	691,781
		22,331,552
Containers and packaging – 0.2%
Amcor, Ltd.	163,378	1,751,320
AptarGroup, Inc.	12,134	1,085,022
Avery Dennison Corp.	3,966	468,583
Ball Corp.	15,568	621,942
Bemis Company, Inc.	17,687	779,820
CCL Industries, Inc., Class B	20,739	1,032,263
Greif, Inc., Class A	9,705	558,717
Greif, Inc., Class B	1,000	60,150
International Paper Company	18,524	1,103,845
Klabin SA	91,842	506,320
Myers Industries, Inc.	4,285	81,201
Owens-Illinois, Inc. (A)	31,747	684,465
Packaging Corp. of America	4,155	495,276
Sealed Air Corp.	8,087	342,646
Silgan Holdings, Inc.	14,404	409,794
Sonoco Products Company	19,360	928,699
Toyo Seikan Group Holdings, Ltd.	30,600	453,063
UFP Technologies, Inc. (A)	1,252	35,619
WestRock Company	11,313	743,943
		12,142,688
Metals and mining – 1.6%
Agnico Eagle Mines, Ltd.	33,449	1,274,409
AK Steel Holding Corp. (A)(C)	57,477	296,581
Allegheny Technologies, Inc. (A)(C)	47,386	1,227,771
Alumina, Ltd.	352,550	602,336
Aluminum Corp. of China, Ltd., H Shares (A)	589,980	350,715
Ampco-Pittsburgh Corp.	1,666	16,993
Anglo American Platinum, Ltd. (A)	8,748	270,655
Anglo American PLC	229,776	5,564,855
AngloGold Ashanti, Ltd.	71,379	647,672
Antofagasta PLC	68,223	811,066
ArcelorMittal (A)	63,586	2,159,049
Barrick Gold Corp.	168,407	1,939,725
BHP Billiton PLC	363,224	7,373,801
BHP Billiton, Ltd.	453,224	10,642,715
BlueScope Steel, Ltd.	78,902	982,055
COMMON STOCKS (continued)
Metals and mining (continued)
Boliden AB	38,433	$1,358,909
Carpenter Technology Corp.	17,554	894,201
Century Aluminum Company (A)	9,052	172,441
China Molybdenum Company, Ltd., H Shares	559,900	450,403
China Steel Corp.	1,721,958	1,414,533
Cia de Minas Buenaventura SAA, ADR	17,600	273,680
Cia Siderurgica Nacional SA (A)	97,566	304,997
Cleveland-Cliffs, Inc. (A)(C)	54,247	381,356
Coeur Mining, Inc. (A)	33,707	257,859
Commercial Metals Company	43,565	1,058,630
Compass Minerals International, Inc. (C)	12,749	768,765
Eregli Demir ve Celik Fabrikalari TAS	133,049	395,734
First Quantum Minerals, Ltd.	99,629	1,623,474
Fortescue Metals Group, Ltd.	220,233	847,015
Franco-Nevada Corp.	26,745	1,874,151
Freeport-McMoRan, Inc. (A)	60,047	1,116,874
Fresnillo PLC	37,615	628,456
Glencore PLC (A)	2,106,740	11,078,612
Gold Fields, Ltd.	141,138	552,806
Gold Resource Corp.	9,886	40,236
Goldcorp, Inc.	125,137	1,566,163
Grupo Mexico SAB de CV, Series B	473,800	1,604,581
Haynes International, Inc.	2,280	94,848
Hecla Mining Company	71,568	261,939
Hitachi Metals, Ltd.	40,900	520,494
Hyundai Steel Company	10,693	526,538
Industrias Penoles SAB de CV	17,375	378,273
Jastrzebska Spolka Weglowa SA (A)	3,511	94,045
JFE Holdings, Inc.	99,500	2,287,404
Jiangxi Copper Company, Ltd., H Shares	184,225	288,643
Kaiser Aluminum Corp.	3,021	303,218
KGHM Polska Miedz SA	8,595	260,836
Kinross Gold Corp. (A)	178,063	639,706
Klondex Mines, Ltd. (A)(C)	31,845	42,035
Kobe Steel, Ltd. (A)	58,700	644,496
Korea Zinc Company, Ltd. (A)	1,124	530,434
Kumba Iron Ore, Ltd.	10,837	318,637
Lundin Mining Corp.	97,500	634,449
Maruichi Steel Tube, Ltd.	10,400	325,929
Materion Corp.	3,621	182,498
Mitsubishi Materials Corp.	21,000	655,470
Newcrest Mining, Ltd.	106,917	1,754,571
Newmont Mining Corp.	23,260	888,532
Nippon Steel & Sumitomo Metal Corp.	144,478	3,415,794
Norsk Hydro ASA	185,765	1,248,155
Nucor Corp.	14,048	918,739
Olympic Steel, Inc.	1,675	37,738
POSCO	9,827	3,251,530
Press Metal Aluminium Holdings BHD	151,200	223,051
Ramaco Resources, Inc. (A)	1,182	8,097
Randgold Resources, Ltd.	15,934	1,284,414
Reliance Steel & Aluminum Company	14,202	1,280,594
Rio Tinto PLC	212,377	11,384,409
Rio Tinto, Ltd.	59,706	3,701,650
Royal Gold, Inc.	12,749	1,029,737
Ryerson Holding Corp. (A)	2,933	29,623
Schnitzer Steel Industries, Inc., Class A	4,865	165,410
Sibanye Gold, Ltd.	312,000	295,028
South32, Ltd.	735,982	1,858,454
Southern Copper Corp.	8,700	458,751
Steel Dynamics, Inc.	46,153	2,134,576
Sumitomo Metal Mining Company, Ltd.	46,900	2,177,945
SunCoke Energy, Inc. (A)	11,782	125,832
Teck Resources, Ltd., Class B	82,119	2,348,634
thyssenkrupp AG	36,079	976,862

The accompanying notes are an integral part of the financial statements.

85

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
TimkenSteel Corp. (A)	7,307	$119,543
Turquoise Hill Resources, Ltd. (A)	157,581	478,932
United States Steel Corp.	34,020	1,480,210
Vale SA	495,271	6,871,773
voestalpine AG	15,704	905,935
Warrior Met Coal, Inc. (C)	6,008	187,510
Wheaton Precious Metals Corp.	64,051	1,222,420
Worthington Industries, Inc.	16,800	743,232
Zijin Mining Group Company, Ltd., H Shares	849,229	387,281
		125,209,128
Paper and forest products – 0.2%
Boise Cascade Company	7,053	284,236
Clearwater Paper Corp. (A)	2,957	111,183
Domtar Corp.	12,212	546,609
Empresas CMPC SA	221,290	854,236
Fibria Celulose SA	38,956	739,911
KapStone Paper and Packaging Corp.	15,809	551,576
Lee & Man Paper Manufacturing, Ltd.	241,000	272,308
Louisiana-Pacific Corp.	54,668	1,558,038
Mondi PLC	62,747	1,632,262
Mondi, Ltd.	20,225	526,644
Neenah, Inc.	3,034	232,556
Nine Dragons Paper Holdings, Ltd.	249,900	444,656
Oji Holdings Corp.	164,000	1,068,752
PH Glatfelter Company	7,971	162,688
Sappi, Ltd.	96,753	622,734
Schweitzer-Mauduit International, Inc.	5,545	217,419
Stora Enso OYJ, R Shares	41,919	740,304
Suzano Papel e Celulose SA	69,409	464,950
UPM-Kymmene OYJ	40,415	1,382,751
Verso Corp., Class A (A)	6,272	110,011
West Fraser Timber Company, Ltd.	10,186	709,496
		13,233,320
		305,995,448
Real estate – 3.0%
Equity real estate investment trusts – 2.1%
Acadia Realty Trust	15,102	363,656
Agree Realty Corp.	5,147	242,424
Alexander & Baldwin, Inc.	25,192	553,972
Alexander’s, Inc.	402	146,863
Alexandria Real Estate Equities, Inc.	13,167	1,597,289
American Assets Trust, Inc.	7,419	235,331
American Campus Communities, Inc.	26,573	969,383
American Tower Corp.	56,210	7,831,739
Apartment Investment & Management Company, Class A	20,569	795,198
Armada Hoffler Properties, Inc.	8,212	107,413
Ascendas Real Estate Investment Trust	570,500	1,136,141
Ashford Hospitality Prime, Inc.	4,998	42,983
Ashford Hospitality Trust, Inc.	14,088	77,625
AvalonBay Communities, Inc.	18,168	2,834,571
Bluerock Residential Growth REIT, Inc.	4,295	32,341
Boston Properties, Inc.	20,475	2,433,863
Camden Property Trust	18,049	1,438,686
CapitaLand Commercial Trust	571,000	741,526
CapitaLand Mall Trust	558,300	849,720
CareTrust REIT, Inc.	13,745	182,121
CatchMark Timber Trust, Inc., Class A	7,997	104,601
CBL & Associates Properties, Inc.	30,485	141,146
Cedar Realty Trust, Inc.	16,013	63,572
Chatham Lodging Trust	8,121	147,721
Chesapeake Lodging Trust	10,804	279,391
City Office REIT, Inc.	5,547	55,692
Clipper Realty, Inc.	3,022	26,896
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Community Healthcare Trust, Inc.	3,214	$75,658
CoreCivic, Inc.	23,024	478,669
CorEnergy Infrastructure Trust, Inc.	2,225	79,811
CoreSite Realty Corp.	6,660	625,041
Corporate Office Properties Trust	19,402	484,274
Cousins Properties, Inc.	157,838	1,316,369
Crown Castle International Corp.	53,043	5,837,913
CyrusOne, Inc.	17,782	887,322
Daiwa House REIT Investment Corp.	265	637,879
DCT Industrial Trust, Inc.	18,140	1,004,049
Dexus	142,614	1,023,611
DiamondRock Hospitality Company	36,385	374,038
Digital Realty Trust, Inc.	26,764	2,693,529
Douglas Emmett, Inc.	31,039	1,109,644
Duke Realty Corp.	47,027	1,164,859
Easterly Government Properties, Inc.	7,683	146,284
EastGroup Properties, Inc.	6,135	497,119
Education Realty Trust, Inc.	28,602	890,666
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	190,598	131,803
EPR Properties	12,483	719,395
Equinix, Inc.	10,251	4,019,417
Equity Residential	48,488	2,726,480
Essex Property Trust, Inc.	8,652	1,936,577
Extra Space Storage, Inc.	16,242	1,381,382
Farmland Partners, Inc.	5,971	44,902
Federal Realty Investment Trust	9,659	1,100,546
Fibra Uno Administracion SA de CV	371,100	523,262
First Industrial Realty Trust, Inc.	45,017	1,261,827
Fonciere Des Regions	3,092	322,595
Fortress REIT, Ltd., Class A	187,387	251,566
Fortress REIT, Ltd., Class B	136,188	183,515
Four Corners Property Trust, Inc.	11,254	247,138
Franklin Street Properties Corp.	18,966	153,435
Front Yard Residential Corp.	9,052	94,955
Gecina SA	4,327	757,777
Getty Realty Corp.	5,681	134,072
GGP, Inc.	82,140	1,738,904
Gladstone Commercial Corp.	5,100	86,241
Global Medical REIT, Inc.	3,389	22,029
Global Net Lease, Inc.	12,335	192,919
Goodman Group	252,124	1,594,273
Government Properties Income Trust	17,232	236,423
Gramercy Property Trust	29,109	630,210
Growthpoint Properties, Ltd.	379,838	948,704
H&R Real Estate Investment Trust	24,203	376,852
Hammerson PLC	135,577	830,989
HCP, Inc.	61,691	1,334,993
Healthcare Realty Trust, Inc.	46,684	1,239,460
Hersha Hospitality Trust	7,090	119,112
Highwoods Properties, Inc.	20,111	864,974
Hospitality Properties Trust	32,012	814,385
Host Hotels & Resorts, Inc.	97,258	1,805,108
Hyprop Investments, Ltd.	41,916	383,290
ICADE	3,017	291,755
Independence Realty Trust, Inc.	15,212	129,606
InfraREIT, Inc.	7,760	144,646
Investors Real Estate Trust	22,193	103,197
Iron Mountain, Inc.	36,535	1,149,391
iStar, Inc. (A)	12,068	121,887
Japan Prime Realty Investment Corp.	151	519,736
Japan Real Estate Investment Corp.	232	1,203,664
Japan Retail Fund Investment Corp.	493	947,115
JBG SMITH Properties	18,188	593,838
Jernigan Capital, Inc.	2,575	43,492

The accompanying notes are an integral part of the financial statements.

86

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Kilroy Realty Corp.	19,163	$1,305,000
Kimco Realty Corp.	56,241	841,365
Kite Realty Group Trust	15,098	228,584
Klepierre SA	20,731	854,020
Lamar Advertising Company, Class A	16,364	1,087,715
Land Securities Group PLC	126,269	1,604,569
LaSalle Hotel Properties	42,730	1,048,167
Lexington Realty Trust	39,505	314,460
Liberty Property Trust	28,714	1,127,312
Life Storage, Inc.	9,064	712,068
Link REIT	324,425	2,757,934
LTC Properties, Inc.	7,202	266,114
Mack-Cali Realty Corp.	34,020	574,598
MedEquities Realty Trust, Inc.	5,379	52,015
Medical Properties Trust, Inc.	70,930	869,602
Mid-America Apartment Communities, Inc.	14,850	1,274,427
Mirvac Group	517,574	847,513
Monmouth Real Estate Investment Corp.	12,982	183,306
National Health Investors, Inc.	7,336	475,886
National Retail Properties, Inc.	29,617	1,102,937
National Storage Affiliates Trust	8,062	197,761
New Senior Investment Group, Inc.	15,175	122,614
NexPoint Residential Trust, Inc.	3,186	76,814
Nippon Building Fund, Inc.	252	1,368,990
Nippon Prologis REIT, Inc.	336	761,384
Nomura Real Estate Master Fund, Inc.	698	956,057
NorthStar Realty Europe Corp.	9,928	102,060
Omega Healthcare Investors, Inc.	38,581	983,044
One Liberty Properties, Inc.	2,723	59,252
Pebblebrook Hotel Trust	12,529	426,111
Pennsylvania Real Estate Investment Trust	12,495	130,448
Physicians Realty Trust	32,737	470,431
PotlatchDeltic Corp.	22,687	1,160,430
Preferred Apartment Communities, Inc., Class A	6,630	92,356
Prologis, Inc.	69,936	4,243,716
PS Business Parks, Inc.	3,616	400,870
Public Storage	19,648	3,820,357
QTS Realty Trust, Inc., Class A	8,981	289,817
Quality Care Properties, Inc. (A)	35,426	438,928
RAIT Financial Trust	16,837	3,031
Ramco-Gershenson Properties Trust	14,378	169,373
Rayonier, Inc.	25,113	853,591
Realty Income Corp.	36,742	1,806,972
Redefine Properties, Ltd.	889,105	857,246
Regency Centers Corp.	19,607	1,139,363
Resilient REIT, Ltd.	50,529	283,377
Retail Opportunity Investments Corp.	19,761	339,099
Rexford Industrial Realty, Inc.	14,097	380,619
RioCan Real Estate Investment Trust	27,865	510,091
RLJ Lodging Trust	30,870	611,535
Ryman Hospitality Properties, Inc.	8,065	556,162
Sabra Health Care REIT, Inc.	66,995	1,130,876
Safety Income and Growth, Inc.	2,009	34,997
Saul Centers, Inc.	2,165	105,933
SBA Communications Corp. (A)	15,455	2,430,608
Scentre Group	750,432	2,228,216
Segro PLC	170,093	1,335,166
Select Income REIT	11,537	209,627
Senior Housing Properties Trust	46,285	700,755
Seritage Growth Properties, Class A	4,662	176,224
Simon Property Group, Inc.	40,737	6,253,537
SL Green Realty Corp.	12,338	1,195,799
SmartCentres Real Estate Investment Trust	12,551	287,562
STAG Industrial, Inc.	17,238	392,509
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Stockland	338,862	$1,059,177
Summit Hotel Properties, Inc.	18,913	249,084
Sunstone Hotel Investors, Inc.	41,106	593,160
Suntec Real Estate Investment Trust	581,100	862,926
Tanger Factory Outlet Centers, Inc.	18,412	410,956
Taubman Centers, Inc.	11,826	691,348
Terreno Realty Corp.	9,766	325,305
The British Land Company PLC	166,234	1,430,404
The GEO Group, Inc.	46,442	989,215
The GPT Group	251,358	922,429
The Macerich Company	14,188	836,241
Tier REIT, Inc.	8,667	161,033
UDR, Inc.	35,183	1,182,852
UMH Properties, Inc.	5,976	69,740
Unibail-Rodamco SE	9,484	2,206,677
United Urban Investment Corp.	562	886,916
Uniti Group, Inc.	32,123	493,088
Universal Health Realty Income Trust	2,332	129,100
Urban Edge Properties	39,468	851,719
Urstadt Biddle Properties, Inc., Class A	5,502	96,395
Ventas, Inc.	46,515	2,247,605
Vicinity Centres	468,119	897,767
Vornado Realty Trust	22,768	1,513,389
Washington Prime Group, Inc.	69,760	456,928
Washington Real Estate Investment Trust	14,421	364,563
Weingarten Realty Investors	23,262	631,098
Welltower, Inc.	48,384	2,540,160
Westfield Corp.	279,047	1,891,625
Weyerhaeuser Company	99,296	3,478,339
Whitestone REIT	6,959	85,874
Xenia Hotels & Resorts, Inc.	19,641	386,338
		163,779,187
Real estate management and development – 0.9%
Aeon Mall Company, Ltd.	21,700	451,483
Agile Group Holdings, Ltd.	238,400	406,546
Altisource Portfolio Solutions SA (A)(C)	1,996	53,094
Ayala Land, Inc.	310,600	244,410
Azrieli Group, Ltd.	2,569	126,481
BR Malls Participacoes SA	128,919	473,684
Bumi Serpong Damai Tbk PT	304,400	42,685
CapitaLand, Ltd.	596,500	1,622,043
CBRE Group, Inc., Class A (A)	40,204	1,879,537
Central Pattana PCL	161,100	431,696
Central Pattana PCL, NVDR	34,900	93,521
China Evergrande Group (A)	495,335	1,446,738
China Jinmao Holdings Group, Ltd.	792,300	478,970
China Overseas Land & Investment, Ltd.	576,997	2,004,807
China Resources Land, Ltd.	418,705	1,479,196
China Vanke Company, Ltd., H Shares	178,800	793,290
City Developments, Ltd.	97,200	929,369
CK Asset Holdings, Ltd.	383,198	3,292,546
Consolidated-Tomoka Land Company	759	47,005
Country Garden Holdings Company, Ltd.	803,767	1,427,469
Daito Trust Construction Company, Ltd.	13,100	2,169,492
Daiwa House Industry Company, Ltd.	107,900	3,997,507
Dalian Wanda Commercial Properties Company, Ltd., H Shares (A)(B)	37,400	252,331
Deutsche Wohnen SE	28,917	1,192,493
First Capital Realty, Inc.	28,064	436,750
Forestar Group, Inc. (A)(C)	1,903	47,004
Fullshare Holdings, Ltd. (A)(C)	1,038,100	580,704
Griffin Industrial Realty, Inc.	251	9,126
Guangzhou R&F Properties Company, Ltd., H Shares	145,100	336,956
Hang Lung Group, Ltd.	130,000	438,982

The accompanying notes are an integral part of the financial statements.

87

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Hang Lung Properties, Ltd.	293,000	$696,412
Henderson Land Development Company, Ltd.	178,642	1,154,167
HFF, Inc., Class A	6,701	305,968
Highwealth Construction Corp.	106,687	159,784
Hongkong Land Holdings, Ltd.	173,400	1,190,608
Hulic Company, Ltd.	56,400	626,553
Hysan Development Company, Ltd.	92,557	534,908
IOI Properties Group BHD	178,333	84,105
Jones Lang LaSalle, Inc.	8,836	1,419,150
Kennedy-Wilson Holdings, Inc.	22,014	359,929
Kerry Properties, Ltd.	95,268	430,636
LendLease Group	78,292	1,074,907
Longfor Properties Company, Ltd.	222,900	640,026
Marcus & Millichap, Inc. (A)	2,887	90,363
Maui Land & Pineapple Co, Inc. (A)	1,295	14,375
Megaworld Corp.	524,300	48,754
Mitsubishi Estate Company, Ltd.	238,100	4,149,931
Mitsui Fudosan Company, Ltd.	169,704	4,059,850
Multiplan Empreendimentos Imobiliarios SA	12,767	276,030
NEPI Rockcastle PLC	66,038	664,784
New World Development Company, Ltd.	871,257	1,317,680
Nomura Real Estate Holdings, Inc.	23,900	574,134
Pakuwon Jati Tbk PT	949,000	46,281
RE/MAX Holdings, Inc., Class A	3,258	180,167
Redfin Corp. (A)	1,967	40,501
Robinsons Land Corp.	67,700	25,113
Ruentex Development Company, Ltd. (A)	115,800	125,754
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	119,626	175,405
Shimao Property Holdings, Ltd.	180,200	444,063
Sime Darby Property BHD (A)	259,600	93,448
Sino Land Company, Ltd.	459,075	808,695
Sino-Ocean Group Holding, Ltd.	458,558	323,051
SM Prime Holdings, Inc.	364,600	246,403
SOHO China, Ltd.	294,100	168,275
SP Setia BHD Group	196,900	170,109
Sumitomo Realty & Development Company, Ltd.	67,983	2,462,186
Sun Hung Kai Properties, Ltd.	213,500	3,541,746
Sunac China Holdings, Ltd.	363,600	1,310,733
Swire Pacific, Ltd., Class A	74,000	743,871
Swire Properties, Ltd.	174,600	594,945
Swiss Prime Site AG (A)	7,906	737,491
Tejon Ranch Company (A)	3,418	75,709
The RMR Group, Inc., Class A	1,299	81,577
The St. Joe Company (A)(C)	8,133	143,141
The Wharf Holdings, Ltd.	182,125	676,651
Tokyo Tatemono Company, Ltd.	39,300	607,079
Tokyu Fudosan Holdings Corp.	97,400	716,596
UOL Group, Ltd.	115,400	736,231
Vonovia SE	39,803	1,814,592
Wharf Real Estate Investment Company, Ltd. (A)	179,125	1,217,681
Wheelock & Company, Ltd.	120,000	869,863
		66,236,326
		230,015,513
Telecommunication services – 2.5%
Diversified telecommunication services – 1.6%
Asia Pacific Telecom Company, Ltd. (A)	236,000	76,038
AT&T, Inc.	964,222	35,001,259
ATN International, Inc.	1,928	115,487
BCE, Inc.	23,926	1,044,152
Bezeq The Israeli Telecommunication Corp., Ltd.	132,085	201,929
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
BT Group PLC	1,449,880	$4,784,872
CenturyLink, Inc.	152,531	2,695,223
China Communications Services Corp., Ltd., H Shares	354,700	209,684
China Telecom Corp., Ltd., H Shares	2,066,996	901,241
China Unicom Hong Kong, Ltd. (A)	920,316	1,184,196
Chunghwa Telecom Company, Ltd.	521,479	1,952,241
Cincinnati Bell, Inc. (A)	7,591	122,595
Cogent Communications Holdings, Inc.	7,579	324,760
Consolidated Communications Holdings, Inc.	11,901	137,576
Deutsche Telekom AG	275,887	4,432,588
Elisa OYJ	10,448	448,807
Frontier Communications Corp. (C)	14,183	99,706
Globalstar, Inc. (A)	104,038	98,899
Hawaiian Telcom Holdco, Inc. (A)	1,123	31,635
HKT Trust & HKT, Ltd.	536,322	685,271
IDT Corp., Class B (A)	3,141	37,943
Iliad SA	2,415	566,222
Intelsat SA (A)	6,198	29,998
Iridium Communications, Inc. (A)(C)	15,198	177,817
Koninklijke KPN NV	224,930	703,872
LG Uplus Corp.	1,136	13,168
Nippon Telegraph & Telephone Corp.	131,300	6,098,439
O2 Czech Republic AS	7,063	92,310
Ooma, Inc. (A)	3,193	34,005
Orange Polska SA (A)	40,543	67,217
Orange SA	187,612	3,174,047
ORBCOMM, Inc. (A)	12,512	130,125
PCCW, Ltd.	615,000	349,414
pdvWireless, Inc. (A)	1,746	56,221
Proximus SADP	21,726	697,599
Singapore Telecommunications, Ltd.	1,893,100	4,815,946
Spark New Zealand, Ltd.	220,904	533,725
Swisscom AG	2,925	1,579,384
TDC A/S	53,411	434,912
Telecom Italia SpA (A)	2,309,791	2,073,010
Telecom Italia SpA	1,219,859	928,951
Telefonica Deutschland Holding AG	59,677	274,664
Telefonica SA	262,486	2,547,668
Telekom Malaysia BHD	131,318	197,711
Telekomunikasi Indonesia Persero Tbk PT	1,933,360	559,865
Telenor ASA	105,261	2,362,210
Telia Company AB	394,842	1,865,025
Telkom SA SOC, Ltd.	48,395	210,781
Telstra Corp., Ltd.	587,601	1,515,566
TELUS Corp.	30,329	1,094,794
Tower Bersama Infrastructure Tbk PT	90,900	37,123
TPG Telecom, Ltd.	52,658	248,286
True Corp. PCL (A)(D)	1,254,100	250,256
Turk Telekomunikasyon AS (A)	49,828	85,127
Verizon Communications, Inc.	647,296	30,901,914
Vonage Holdings Corp. (A)	37,477	380,392
Windstream Holdings, Inc. (C)	33,372	52,728
		119,726,594
Wireless telecommunication services – 0.9%
1&1 Drillisch AG	4,333	333,110
Advanced Info Service PCL	154,700	973,404
America Movil SAB de CV, Series L	4,192,300	3,854,114
Axiata Group BHD	310,753	425,885
Boingo Wireless, Inc. (A)	6,949	183,940
China Mobile, Ltd.	924,170	8,606,821
DiGi.Com BHD	364,720	449,995
Empresa Nacional de Telecomunicaciones SA	27,582	320,285
Far EasTone Telecommunications Company, Ltd.	216,595	548,433

The accompanying notes are an integral part of the financial statements.

88

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Globe Telecom, Inc.	1,400	$46,233
KDDI Corp.	344,067	8,449,345
Maxis BHD	227,360	342,551
Millicom International Cellular SA	9,366	623,013
MTN Group, Ltd.	295,876	3,205,575
NTT DOCOMO, Inc.	258,800	6,620,702
PLAY Communications SA (A)(B)	6,700	65,810
PLDT, Inc.	3,570	103,997
Rogers Communications, Inc., Class B	53,340	2,403,459
Shenandoah Telecommunications Company	8,479	278,111
SK Telecom Company, Ltd.	2,709	597,939
SoftBank Group Corp.	156,826	12,921,964
Spok Holdings, Inc.	3,727	57,955
StarHub, Ltd.	128,700	241,803
Taiwan Mobile Company, Ltd.	218,000	798,616
Tele2 AB, B Shares	51,095	604,328
Telephone & Data Systems, Inc.	17,869	501,047
TIM Participacoes SA	132,989	577,519
Turkcell Iletisim Hizmetleri AS	96,301	385,632
Vodacom Group, Ltd.	104,529	1,435,444
Vodafone Group PLC	4,590,009	12,831,785
XL Axiata Tbk PT (A)	147,300	31,540
		68,820,355
		188,546,949
Utilities – 2.4%
Electric utilities – 1.3%
ALLETE, Inc.	9,308	634,340
Alliant Energy Corp.	27,854	1,076,557
American Electric Power Company, Inc.	58,613	3,843,841
AusNet Services	244,380	321,384
Centrais Eletricas Brasileiras SA (A)	34,700	264,720
CEZ AS	16,708	404,189
Chubu Electric Power Company, Inc.	122,000	1,657,553
CK Infrastructure Holdings, Ltd.	97,500	816,412
CLP Holdings, Ltd.	239,500	2,422,396
Duke Energy Corp.	83,490	6,290,137
Edison International	39,047	2,365,858
EDP - Energias de Portugal SA	368,613	1,232,174
EDP - Energias do Brasil SA	46,132	188,967
El Paso Electric Company	7,372	358,279
Electricite de France SA	54,952	712,560
Emera, Inc.	10,066	324,839
Endesa SA	18,490	388,152
Enel Americas SA	5,070,029	1,175,299
Enel Chile SA	3,397,990	420,453
Enel SpA	1,651,462	9,586,344
Entergy Corp.	21,434	1,625,126
Equatorial Energia SA	30,378	669,890
Eversource Energy	37,963	2,163,891
Exelon Corp.	114,589	4,244,377
FirstEnergy Corp.	52,888	1,709,869
Fortis, Inc.	62,468	2,041,212
Fortum OYJ	33,904	744,659
Genie Energy, Ltd., B Shares	2,566	11,419
Great Plains Energy, Inc.	42,006	1,224,475
Hawaiian Electric Industries, Inc.	21,189	698,389
HK Electric Investments & HK Electric Investments, Ltd. (B)	370,500	347,408
Hydro One, Ltd. (B)	46,563	745,690
Iberdrola SA	335,912	2,472,084
IDACORP, Inc.	19,015	1,541,166
Interconexion Electrica SA ESP	65,284	312,132
Korea Electric Power Corp.	34,337	1,048,538
Kyushu Electric Power Company, Inc.	81,200	908,430
COMMON STOCKS (continued)
Electric utilities (continued)
Manila Electric Company	7,600	$49,104
Mercury NZ, Ltd.	89,078	203,392
MGE Energy, Inc.	6,396	335,790
NextEra Energy, Inc.	56,069	8,530,898
OGE Energy Corp.	38,898	1,219,063
Orsted A/S (B)	12,015	747,980
Otter Tail Corp.	7,203	286,679
PG&E Corp.	61,798	2,539,280
PGE Polska Grupa Energetyczna SA (A)	48,392	142,878
Pinnacle West Capital Corp.	13,542	1,042,192
PNM Resources, Inc.	30,033	1,057,162
Portland General Electric Company	16,260	646,010
Power Assets Holdings, Ltd.	202,500	1,718,031
PPL Corp.	81,708	2,340,934
Red Electrica Corp. SA	23,786	462,800
Spark Energy, Inc., Class A (C)	2,277	21,176
SSE PLC	171,201	2,877,053
Tauron Polska Energia SA (A)	73,320	54,309
Tenaga Nasional BHD	402,736	1,610,552
Terna Rete Elettrica Nazionale SpA	283,106	1,569,216
The Chugoku Electric Power Company, Inc.	52,000	606,803
The Kansai Electric Power Company, Inc.	133,300	1,619,097
The Southern Company	119,473	5,144,507
Tohoku Electric Power Company, Inc.	85,600	1,118,655
Tokyo Electric Power Company Holdings, Inc. (A)	275,000	1,052,041
Transmissora Alianca de Energia Eletrica SA	28,700	181,204
Westar Energy, Inc.	27,667	1,348,213
Xcel Energy, Inc.	60,717	2,627,832
		98,146,060
Gas utilities – 0.3%
APA Group	159,529	984,173
Atmos Energy Corp.	21,585	1,737,377
Chesapeake Utilities Corp.	2,888	192,485
China Gas Holdings, Ltd.	263,400	815,943
China Resources Gas Group, Ltd.	132,700	444,238
ENN Energy Holdings, Ltd.	113,400	862,273
Gas Natural SDG SA	20,389	466,480
Hong Kong & China Gas Company, Ltd.	1,237,900	2,442,704
Infraestructura Energetica Nova SAB de CV	62,635	295,720
Korea Gas Corp. (A)	3,731	158,102
National Fuel Gas Company	16,670	823,998
New Jersey Resources Corp.	32,567	1,240,803
Northwest Natural Gas Company	5,193	270,815
ONE Gas, Inc.	19,689	1,252,024
Osaka Gas Company, Ltd.	70,500	1,390,477
Perusahaan Gas Negara Persero Tbk PT	504,869	97,785
Petronas Gas BHD	83,199	374,800
RGC Resources, Inc. (C)	1,322	32,984
South Jersey Industries, Inc.	14,534	380,936
Southwest Gas Holdings, Inc.	17,943	1,182,085
Spire, Inc.	8,583	581,927
Toho Gas Company, Ltd.	13,845	404,470
Tokyo Gas Company, Ltd.	73,800	1,843,972
UGI Corp.	33,726	1,453,253
WGL Holdings, Inc.	19,327	1,609,166
		21,338,990
Independent power and renewable electricity producers – 0.1%
Aboitiz Power Corp.	51,800	38,252
AES Corp.	78,909	857,741
AES Gener SA	552,809	170,139
Atlantic Power Corp. (A)(C)	21,593	45,345
CGN Power Company, Ltd., H Shares (B)	1,580,200	423,542

The accompanying notes are an integral part of the financial statements.

89

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
China Longyuan Power Group Corp., Ltd., H Shares	480,500	$317,004
China Resources Power Holdings Company, Ltd.	289,132	500,766
Colbun SA	1,345,000	322,964
Dynegy, Inc. (A)	19,954	244,037
Electric Power Development Company, Ltd.	27,800	704,904
Electricity Generating PCL	20,200	152,936
Enel Generacion Chile SA	575,923	539,567
Energy Development Corp.	32,200	3,440
Engie Brasil Energia SA	24,847	299,597
Glow Energy PCL	73,200	196,967
Huaneng Power International, Inc., H Shares	628,464	384,790
Huaneng Renewables Corp., Ltd., H Shares	710,400	236,143
Meridian Energy, Ltd.	156,608	316,413
NRG Energy, Inc.	35,905	928,503
NRG Yield, Inc., Class A	6,544	100,647
NRG Yield, Inc., Class C	11,640	182,166
Ormat Technologies, Inc.	7,351	460,026
Pattern Energy Group, Inc.	14,296	265,477
TerraForm Power, Inc., Class A	8,236	94,796
Uniper SE	16,189	491,608
		8,277,770
Multi-utilities – 0.6%
AGL Energy, Ltd.	92,450	1,555,555
Ameren Corp.	29,116	1,580,999
Atco, Ltd., Class I	12,728	418,977
Avista Corp.	11,722	560,663
Black Hills Corp.	20,144	1,023,114
Canadian Utilities, Ltd., Class A	20,180	532,965
CenterPoint Energy, Inc.	51,138	1,383,283
Centrica PLC	957,309	1,878,208
CMS Energy Corp.	33,514	1,422,669
Consolidated Edison, Inc.	37,006	2,771,379
Dominion Energy, Inc.	76,603	5,673,984
DTE Energy Company	21,463	2,163,041
E.ON SE	182,066	1,846,055
Engie SA	172,335	2,687,798
Innogy SE (B)	11,407	454,946
MDU Resources Group, Inc.	38,041	1,000,098
National Grid PLC	587,551	5,946,258
NiSource, Inc.	40,533	937,528
NorthWestern Corp.	18,326	936,092
Public Service Enterprise Group, Inc.	60,382	2,924,300
RWE AG	42,826	851,221
SCANA Corp.	17,188	681,848
Sempra Energy	29,967	3,265,804
Suez	33,568	461,027
Unitil Corp.	2,581	108,505
Vectren Corp.	16,167	974,062
Veolia Environnement SA	45,357	1,101,635
WEC Energy Group, Inc.	37,545	2,249,696
YTL Corp. BHD	547,797	199,296
YTL Power International BHD	254,820	73,445
		47,664,451
Water utilities – 0.1%
Aguas Andinas SA, Class A	431,636	288,606
American States Water Company	6,653	353,407
American Water Works Company, Inc.	21,387	1,697,272
Aqua America, Inc.	34,611	1,183,350
AquaVenture Holdings, Ltd. (A)(C)	2,126	27,319
Artesian Resources Corp., Class A	1,555	51,455
Beijing Enterprises Water Group, Ltd. (A)	830,800	537,928
COMMON STOCKS (continued)
Water utilities (continued)
Cadiz, Inc. (A)(C)	4,004	$55,455
California Water Service Group	8,786	333,429
Cia de Saneamento Basico do Estado de Sao Paulo	52,698	611,069
Connecticut Water Service, Inc.	2,197	113,431
Consolidated Water Company, Ltd.	2,878	36,119
Evoqua Water Technologies Corp. (A)	5,895	134,996
Guangdong Investment, Ltd.	439,280	669,752
Middlesex Water Company	2,964	105,044
Pure Cycle Corp. (A)	3,345	26,593
Severn Trent PLC	40,380	945,678
SJW Group	3,005	159,085
The York Water Company	2,401	67,468
United Utilities Group PLC	116,213	1,064,106
		8,461,562
		183,888,833
TOTAL COMMON STOCKS (Cost $6,430,994,541)		$7,260,269,262
PREFERRED SECURITIES – 0.5%
Consumer discretionary – 0.1%
Auto components – 0.0%
Schaeffler AG	13,594	220,192
Automobiles – 0.1%
Bayerische Motoren Werke AG	4,486	405,091
Hyundai Motor Company	3,265	269,715
Hyundai Motor Company, 2nd Preferred	5,070	454,984
Porsche Automobil Holding SE	12,782	1,064,735
Volkswagen AG	15,431	3,001,923
		5,196,448
Multiline retail – 0.0%
Lojas Americanas SA	113,426	589,680
		6,006,320
Consumer staples – 0.0%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	47,998	236,648
Food and staples retailing – 0.0%
Cia Brasileira de Distribuicao	24,600	518,912
Household products – 0.0%
Henkel AG & Company KGaA	14,726	1,953,645
Personal products – 0.0%
Amorepacific Corp.	1,183	166,017
LG Household & Health Care, Ltd.	280	158,404
		324,421
		3,033,626
Energy – 0.1%
Oil, gas and consumable fuels – 0.1%
Petroleo Brasileiro SA (A)	613,033	4,051,769
Financials – 0.2%
Banks – 0.2%
Banco Bradesco SA	477,054	5,696,321
Bancolombia SA	74,324	782,815
Grupo Aval Acciones y Valores SA	603,906	261,338
Itau Unibanco Holding SA	504,578	7,829,203
Itausa - Investimentos Itau SA	616,772	2,492,238
		17,061,915
Diversified financial services – 0.0%
Grupo de Inversiones Suramericana SA	18,600	230,697
		17,292,612

The accompanying notes are an integral part of the financial statements.

90

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Information technology – 0.1%
Technology hardware, storage and peripherals – 0.1%
Samsung Electronics Company, Ltd.	2,320	$4,261,821
Materials – 0.0%
Chemicals – 0.0%
Braskem SA, A Shares	27,383	391,656
FUCHS PETROLUB SE	5,589	316,283
LG Chem, Ltd.	1,082	213,709
Sociedad Quimica y Minera de Chile SA, B Shares	17,131	867,164
		1,788,812
Metals and mining – 0.0%
Gerdau SA	160,783	823,005
		2,611,817
Telecommunication services – 0.0%
Diversified telecommunication services – 0.0%
Telefonica Brasil SA	69,554	1,085,007
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B Shares	34,479	296,272
Cia Energetica de Minas Gerais	138,148	349,316
		645,588
TOTAL PREFERRED SECURITIES (Cost $36,229,996)		$38,988,560
EXCHANGE-TRADED FUNDS – 0.8%
iShares MSCI India ETF	1,047,366	35,945,601
iShares MSCI Russia ETF	9,405	351,559
VanEck Vectors Russia ETF	864,887	20,030,783
TOTAL EXCHANGE-TRADED FUNDS (Cost $54,735,290)		$56,327,943
RIGHTS – 0.0%
APA Group (Expiration Date: 3-15-18; Strike Price: AUD 7.70) (A)	9,384	1,640
Community Health Systems, Inc. (A)(E)	70,775	495
Enel Chile SA (Expiration Date: 3-16-18; Strike Price: CLP 82.00) (A)	743,220	12
Hyundai Heavy Industries Company, Ltd. (Expiration Date: 3-9-18; Strike Price: KRW 98,800.00) (A)	849	19,600
Itausa - Investimentos Itau SA (Expiration Date: 3-30-18; Strike Price: BRL 7.80) (A)	14,495	24,107
Woodside Petroleum, Ltd. (Expiration Date: 3-7-18; Strike Price: AUD 27.00) (A)	13,450	22,460
TOTAL RIGHTS (Cost $4,600)		$68,314
WARRANTS – 0.0%
Indorama Ventures PCL (Expiration Date: 8-24-18; Strike Price: THB 43.00) (A)	11,692	4,321
TOTAL WARRANTS (Cost $0)		$4,321
SECURITIES LENDING COLLATERAL – 0.9%
John Hancock Collateral Trust, 1.5822% (F)(G)	7,407,113	74,096,310
TOTAL SECURITIES LENDING COLLATERAL (Cost $74,100,714)		$74,096,310
SHORT-TERM INVESTMENTS – 2.3%
U.S. Government Agency – 2.1%
Federal Home Loan Bank Discount Note
1.310%, 03/05/2018 *	$30,000,000	$29,995,140
1.330%, 03/19/2018 *	49,500,000	49,463,865
1.330%, 03/27/2018 *	20,000,000	19,978,920
1.400%, 03/26/2018 *	14,100,000	14,086,292
1.480%, 04/09/2018 *	10,000,000	9,982,670
1.520%, 04/02/2018 *	9,800,000	9,786,064
1.525%, 04/03/2018 *	10,000,000	9,985,330
1.530%, 04/05/2018 *	15,000,000	14,976,660
		158,254,941
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $15,530,233 on 3-1-18, collateralized by $16,945,000 U.S. Treasury Notes, 2.000% due 11-15-26 (valued at $15,849,184, including interest)	15,530,000	15,530,000
TOTAL SHORT-TERM INVESTMENTS (Cost $173,794,232)		$173,784,941
Total Investments (Strategic Equity Allocation Fund) (Cost $6,769,859,373) – 100.0%		$7,603,539,651
Other assets and liabilities, net – (0.0%)		(2,848,776)
TOTAL NET ASSETS – 100.0%		$7,600,690,875

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
KRW	Korean Won
THB	Thai Bhat

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	A portion of this security is on loan as of 2-28-18.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 2-28-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

91

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Canadian Dollar Currency Futures	102	Long	Mar 2018	$8,164,885	$7,951,920	$(212,965)
MSCI EAFE Index Futures	835	Long	Mar 2018	88,488,493	85,023,871	(3,464,622)
MSCI Emerging Markets Index Futures	504	Long	Mar 2018	30,841,869	29,811,600	(1,030,269)
Russell 2000 E-Mini Futures	202	Long	Mar 2018	15,469,960	15,263,120	(206,840)
S&P 500 Index E-Mini Futures	678	Long	Mar 2018	91,668,660	92,018,160	349,500
S&P Mid 400 Index E-Mini Futures	68	Long	Mar 2018	12,807,993	12,678,600	(129,393)
S&P/TSX 60 Index Futures	58	Long	Mar 2018	8,575,729	8,250,717	(325,012)
						$(5,019,601)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	42,175,408	JPY	4,762,000,000	Bank of Montreal	3/16/2018	—	($2,497,828)
						—	($2,497,828)

Derivatives Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

U.S. Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.4%
Consumer discretionary – 11.8%
Auto components – 0.3%
American Axle & Manufacturing Holdings, Inc. (A)	6,428	$94,877
Aptiv PLC	12,920	1,179,984
BorgWarner, Inc.	10,091	495,266
Cooper Tire & Rubber Company	7,428	232,868
Cooper-Standard Holdings, Inc. (A)	1,118	136,217
Dana, Inc.	21,041	559,059
Delphi Technologies PLC	7,233	345,376
Dorman Products, Inc. (A)	1,767	121,923
Fox Factory Holding Corp. (A)	2,299	86,327
Gentex Corp.	22,706	515,653
Gentherm, Inc. (A)	2,415	74,382
Horizon Global Corp. (A)	1,784	14,700
LCI Industries	1,587	173,459
Modine Manufacturing Company (A)	3,231	74,313
Motorcar Parts of America, Inc. (A)	1,284	26,168
Standard Motor Products, Inc.	1,417	66,117
Stoneridge, Inc. (A)	1,772	38,559
Superior Industries International, Inc.	1,706	24,652
Tenneco, Inc.	3,327	174,834
The Goodyear Tire & Rubber Company	12,896	373,210
Tower International, Inc.	1,317	34,374
		4,842,318
Automobiles – 0.3%
Ford Motor Company	186,066	1,974,160
General Motors Company	61,186	2,407,669
Harley-Davidson, Inc. (B)	8,003	363,176
Thor Industries, Inc.	3,919	505,551
Winnebago Industries, Inc.	2,069	90,105
		5,340,661
COMMON STOCKS (continued)
Distributors – 0.1%
Core-Mark Holding Company, Inc.	3,022	$61,860
Genuine Parts Company	11,759	1,079,947
LKQ Corp. (A)	25,202	994,975
Pool Corp.	3,213	443,490
Weyco Group, Inc.	466	14,180
		2,594,452
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	8,781	404,365
American Public Education, Inc. (A)	1,082	33,272
Bridgepoint Education, Inc. (A)	1,499	9,998
Capella Education Company	758	58,897
Career Education Corp. (A)	4,484	59,323
Carriage Services, Inc.	1,016	27,656
Chegg, Inc. (A)	6,256	124,557
Collectors Universe, Inc.	604	9,404
Graham Holdings Company, Class B	370	214,637
Grand Canyon Education, Inc. (A)	3,059	300,241
H&R Block, Inc.	7,059	178,804
Houghton Mifflin Harcourt Company (A)	6,962	47,342
K12, Inc. (A)	2,544	37,982
Laureate Education, Inc., Class A (A)	3,663	48,974
Regis Corp. (A)	2,374	38,198
Service Corp. International	14,994	561,225
Sotheby’s (A)	5,471	252,651
Strayer Education, Inc.	697	62,479
Weight Watchers International, Inc. (A)(B)	1,831	123,812
		2,593,817
Hotels, restaurants and leisure – 1.2%
Belmond, Ltd., Class A (A)	5,926	68,445
Biglari Holdings, Inc. (A)	67	28,087
BJ’s Restaurants, Inc.	1,325	57,638

The accompanying notes are an integral part of the financial statements.

92

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Bloomin’ Brands, Inc.	6,045	$139,579
Bojangles’, Inc. (A)	1,267	16,598
Boyd Gaming Corp.	11,994	424,348
Brinker International, Inc. (B)	6,738	231,989
Caesars Entertainment Corp. (A)	8,892	112,928
Carnival Corp.	14,040	939,416
Carrols Restaurant Group, Inc. (A)	2,337	30,030
Century Casinos, Inc. (A)	1,596	12,720
Chipotle Mexican Grill, Inc. (A)	853	271,604
Churchill Downs, Inc.	1,910	493,162
Chuy’s Holdings, Inc. (A)	1,112	30,024
Cracker Barrel Old Country Store, Inc. (B)	3,161	493,432
Darden Restaurants, Inc.	4,229	389,872
Dave & Buster’s Entertainment, Inc. (A)	2,715	121,551
Del Frisco’s Restaurant Group, Inc. (A)	1,467	24,426
Del Taco Restaurants, Inc. (A)	2,203	27,758
Denny’s Corp. (A)	4,200	63,168
DineEquity, Inc.	1,143	86,845
Domino’s Pizza, Inc.	3,498	777,990
Drive Shack, Inc. (A)	4,216	21,291
Dunkin’ Brands Group, Inc.	7,224	432,645
El Pollo Loco Holdings, Inc. (A)	1,372	13,377
Eldorado Resorts, Inc. (A)	3,050	104,005
Fiesta Restaurant Group, Inc. (A)	1,742	29,614
Fogo De Chao, Inc. (A)	708	11,045
Golden Entertainment, Inc. (A)	686	19,133
Hilton Worldwide Holdings, Inc.	7,051	569,650
ILG, Inc.	15,378	466,876
International Speedway Corp., Class A	3,558	160,110
J Alexander’s Holdings, Inc. (A)	993	9,831
Jack in the Box, Inc.	4,269	384,552
La Quinta Holdings, Inc. (A)	5,364	101,272
Lindblad Expeditions Holdings, Inc. (A)	1,546	14,239
Marriott International, Inc., Class A	10,557	1,490,754
Marriott Vacations Worldwide Corp.	1,390	195,295
McDonald’s Corp.	27,466	4,332,487
MGM Resorts International	17,647	604,057
Monarch Casino & Resort, Inc. (A)	735	31,039
Nathan’s Famous, Inc.	186	12,099
Norwegian Cruise Line Holdings, Ltd. (A)	6,201	352,837
Papa John’s International, Inc. (B)	3,748	216,410
Penn National Gaming, Inc. (A)	5,532	147,207
Pinnacle Entertainment, Inc. (A)	3,465	104,539
Planet Fitness, Inc., Class A (A)	5,651	208,974
Potbelly Corp. (A)	1,693	21,755
RCI Hospitality Holdings, Inc.	605	16,341
Red Lion Hotels Corp. (A)	1,312	12,726
Red Robin Gourmet Burgers, Inc. (A)	844	45,281
Red Rock Resorts, Inc., Class A	4,508	151,018
Royal Caribbean Cruises, Ltd.	5,834	738,584
Ruth’s Hospitality Group, Inc.	1,930	47,382
Scientific Games Corp. (A)	7,718	343,065
SeaWorld Entertainment, Inc. (A)(B)	4,519	66,113
Shake Shack, Inc., Class A (A)(B)	1,475	57,510
Six Flags Entertainment Corp.	6,232	399,409
Sonic Corp. (B)	2,569	64,533
Speedway Motorsports, Inc.	858	16,843
Starbucks Corp.	49,203	2,809,491
Texas Roadhouse, Inc.	9,584	529,612
The Cheesecake Factory, Inc. (B)	6,197	288,099
The Habit Restaurants, Inc., Class A (A)(B)	1,484	12,837
The Marcus Corp.	1,295	34,965
The Wendy’s Company	14,528	231,722
Wingstop, Inc.	1,899	86,044
Wyndham Worldwide Corp.	3,476	402,451
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Wynn Resorts, Ltd.	2,791	$467,493
Yum! Brands, Inc.	11,681	950,600
Zoe’s Kitchen, Inc. (A)(B)	1,299	19,329
		22,688,151
Household durables – 0.5%
AV Homes, Inc. (A)	856	14,381
Bassett Furniture Industries, Inc.	709	22,830
Beazer Homes USA, Inc. (A)	2,063	32,430
Cavco Industries, Inc. (A)	554	88,141
Century Communities, Inc. (A)	1,234	36,712
CSS Industries, Inc.	702	12,924
D.R. Horton, Inc.	21,186	887,693
Ethan Allen Interiors, Inc.	1,665	39,544
Flexsteel Industries, Inc.	549	21,334
Garmin, Ltd.	6,990	414,088
GoPro, Inc., Class A (A)(B)	7,297	39,258
Green Brick Partners, Inc. (A)	1,593	16,089
Hamilton Beach Brands Holding Company, Class B	294	7,282
Helen of Troy, Ltd. (A)	3,949	355,607
Hooker Furniture Corp.	766	28,610
Hovnanian Enterprises, Inc., Class A (A)	8,557	18,654
Installed Building Products, Inc. (A)	1,399	83,590
iRobot Corp. (A)(B)	1,725	117,214
KB Home	12,263	340,298
La-Z-Boy, Inc.	3,160	97,012
Leggett & Platt, Inc.	8,310	361,153
Lennar Corp., A Shares	17,029	963,501
LGI Homes, Inc. (A)(B)	1,116	63,154
Libbey, Inc.	1,725	10,816
Lifetime Brands, Inc.	756	10,546
M/I Homes, Inc. (A)	1,718	49,908
MDC Holdings, Inc.	2,903	80,355
Meritage Homes Corp. (A)	2,504	106,170
Mohawk Industries, Inc. (A)	3,970	952,324
Newell Brands, Inc.	30,720	789,197
NVR, Inc. (A)	278	790,401
PICO Holdings, Inc. (A)	1,612	19,747
PulteGroup, Inc.	16,881	473,850
Taylor Morrison Home Corp., Class A (A)	7,234	162,331
Tempur Sealy International, Inc. (A)(B)	3,683	182,051
The New Home Company, Inc. (A)	964	10,835
Toll Brothers, Inc.	11,771	515,923
TopBuild Corp. (A)	2,291	159,545
TRI Pointe Group, Inc. (A)	21,826	334,593
Tupperware Brands Corp.	4,070	199,634
Universal Electronics, Inc. (A)	958	47,421
Whirlpool Corp.	4,501	731,097
William Lyon Homes, Class A (A)(B)	1,773	44,821
ZAGG, Inc. (A)	1,767	26,593
		9,759,657
Internet and direct marketing retail – 3.0%
1-800-Flowers.com, Inc., Class A (A)	1,854	21,599
Amazon.com, Inc. (A)	25,700	38,869,965
Booking Holdings, Inc. (A)	3,133	6,372,647
Duluth Holdings, Inc., Class B (A)(B)	713	11,993
Expedia, Inc.	7,911	832,000
Gaia, Inc. (A)	748	9,612
Groupon, Inc. (A)(B)	22,303	95,457
Lands’ End, Inc. (A)(B)	911	16,398
Liberty Interactive Corp., Series A (A)	1	29
Liberty TripAdvisor Holdings, Inc., Class A (A)	4,868	50,627
Netflix, Inc. (A)	27,795	8,098,907

The accompanying notes are an integral part of the financial statements.

93

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Nutrisystem, Inc.	1,948	$59,901
Overstock.com, Inc. (A)(B)	1,100	66,440
PetMed Express, Inc.	1,289	58,250
Shutterfly, Inc. (A)	2,170	166,504
TripAdvisor, Inc. (A)	6,934	277,915
		55,008,244
Leisure products – 0.1%
Acushnet Holdings Corp.	2,082	44,118
American Outdoor Brands Corp. (A)	3,577	32,193
Brunswick Corp.	7,013	401,144
Callaway Golf Company	6,133	94,939
Clarus Corp. (A)	1,539	10,311
Hasbro, Inc.	7,160	684,281
Johnson Outdoors, Inc., Class A	321	19,786
Malibu Boats, Inc., Class A (A)	1,359	43,556
Marine Products Corp.	613	8,754
Mattel, Inc.	21,755	345,905
MCBC Holdings, Inc. (A)	1,252	30,687
Nautilus, Inc. (A)	2,078	24,624
Polaris Industries, Inc. (B)	4,652	530,281
Sturm Ruger & Company, Inc. (B)	1,091	46,968
Vista Outdoor, Inc. (A)	3,804	65,543
		2,383,090
Media – 2.4%
AMC Entertainment Holdings, Inc., Class A (B)	3,575	53,625
AMC Networks, Inc., Class A (A)	4,029	211,805
Cable One, Inc.	375	255,360
CBS Corp., Class B	23,279	1,233,089
Central European Media Enterprises, Ltd., Class A (A)(B)	5,586	24,858
Charter Communications, Inc., Class A (A)	12,428	4,249,506
Cinemark Holdings, Inc. (B)	8,477	360,781
Clear Channel Outdoor Holdings, Inc., Class A	2,638	12,662
Comcast Corp., Class A	299,158	10,832,511
Daily Journal Corp. (A)(B)	82	18,615
Discovery Communications, Inc., Series A (A)(B)	10,195	247,942
Discovery Communications, Inc., Series C (A)	12,945	297,476
DISH Network Corp., Class A (A)	14,738	614,427
Emerald Expositions Events, Inc. (B)	1,218	25,968
Entercom Communications Corp., Class A	8,297	82,140
Entravision Communications Corp., Class A	4,440	28,638
Eros International PLC (A)(B)	1,618	21,358
Gannett Company, Inc.	7,383	74,125
GCI Liberty, Inc. (A)	1,722	66,211
Gray Television, Inc. (A)	4,195	57,891
Hemisphere Media Group, Inc. (A)	1,100	12,320
IMAX Corp. (A)	3,681	77,669
John Wiley & Sons, Inc., Class A	3,564	228,987
Liberty Media Corp.-Liberty Braves, Class A (A)	792	18,153
Liberty Media Corp.-Liberty Braves, Class C (A)	2,190	50,282
Live Nation Entertainment, Inc. (A)	10,716	480,077
Loral Space & Communications, Inc. (A)	847	37,522
MDC Partners, Inc., Class A (A)	3,822	30,003
Media General, Inc. (A)(C)	7,175	1,148
Meredith Corp. (B)	5,742	329,017
MSG Networks, Inc., Class A (A)	3,920	95,648
National CineMedia, Inc.	4,228	31,837
New Media Investment Group, Inc.	3,398	58,616
News Corp., Class A	25,789	415,977
COMMON STOCKS (continued)
Media (continued)
News Corp., Class B	6,996	$114,734
Nexstar Media Group, Inc., Class A	2,863	204,561
Omnicom Group, Inc.	14,818	1,129,576
Reading International, Inc., Class A (A)	1,245	20,418
Saga Communications, Inc., Class A	288	11,232
Scholastic Corp.	1,873	68,196
Scripps Networks Interactive, Inc., Class A (B)	6,168	554,256
SFX Entertainment, Inc. (A)(C)	1,600	0
Sinclair Broadcast Group, Inc., Class A	4,663	157,609
TEGNA, Inc.	17,205	221,256
The EW Scripps Company, Class A	3,848	52,987
The Interpublic Group of Companies, Inc.	24,969	584,275
The New York Times Company, Class A	18,262	440,114
The Walt Disney Company	96,856	9,991,665
Time Warner, Inc.	49,917	4,640,284
tronc, Inc. (A)	1,354	25,902
Twenty-First Century Fox, Inc., Class A	67,928	2,501,109
Twenty-First Century Fox, Inc., Class B	27,901	1,016,154
Viacom, Inc., Class B	22,761	758,852
WideOpenWest, Inc. (A)(B)	1,425	13,766
World Wrestling Entertainment, Inc., Class A	2,539	96,863
		43,240,053
Multiline retail – 0.6%
Big Lots, Inc.	6,169	346,698
Dillard’s, Inc., Class A (B)	2,599	211,948
Dollar General Corp.	20,999	1,986,295
Dollar Tree, Inc. (A)	19,130	1,963,503
J.C. Penney Company, Inc. (A)(B)	20,489	88,717
Kohl’s Corp.	13,606	899,221
Macy’s, Inc.	24,605	723,633
Nordstrom, Inc.	9,403	482,468
Ollie’s Bargain Outlet Holdings, Inc. (A)	3,099	183,926
Target Corp.	43,914	3,311,555
		10,197,964
Specialty retail – 2.5%
Aaron’s, Inc.	9,108	420,881
Abercrombie & Fitch Company, Class A	4,485	92,526
Advance Auto Parts, Inc.	5,881	671,904
American Eagle Outfitters, Inc.	24,049	463,424
America’s Car-Mart, Inc. (A)	496	24,155
Asbury Automotive Group, Inc. (A)	1,208	79,547
Ascena Retail Group, Inc. (A)	11,989	27,215
At Home Group, Inc. (A)	328	9,706
AutoNation, Inc. (A)	4,743	238,146
AutoZone, Inc. (A)	2,174	1,445,101
Barnes & Noble Education, Inc. (A)	2,633	19,221
Barnes & Noble, Inc.	3,994	17,973
Bed Bath & Beyond, Inc.	11,456	245,617
Best Buy Company, Inc.	20,095	1,455,682
Boot Barn Holdings, Inc. (A)	815	14,360
Build-A-Bear Workshop, Inc. (A)	990	9,009
Caleres, Inc.	2,772	77,644
Camping World Holdings, Inc., Class A	2,076	86,777
CarMax, Inc. (A)	14,451	894,806
Carvana Company (A)	975	19,539
Chico’s FAS, Inc.	8,491	85,250
Citi Trends, Inc.	877	19,434
Conn’s, Inc. (A)(B)	1,216	39,763
Dick’s Sporting Goods, Inc.	6,614	211,780
DSW, Inc., Class A	4,304	84,401
Express, Inc. (A)	5,163	37,277
Five Below, Inc. (A)	3,528	235,847
Foot Locker, Inc.	9,865	452,902
Francesca’s Holdings Corp. (A)	2,616	13,629

The accompanying notes are an integral part of the financial statements.

94

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
GameStop Corp., Class A (B)	8,102	$127,120
Genesco, Inc. (A)	1,303	51,208
GNC Holdings, Inc., Class A (A)(B)	4,568	19,460
Group 1 Automotive, Inc.	1,300	89,492
Guess?, Inc.	3,921	61,913
Haverty Furniture Companies, Inc.	1,280	26,048
Hibbett Sports, Inc. (A)	1,389	35,767
Kirkland’s, Inc. (A)	1,175	10,293
L Brands, Inc.	19,519	962,872
Lithia Motors, Inc., Class A	1,536	159,575
Lowe’s Companies, Inc.	65,893	5,903,354
Lumber Liquidators Holdings, Inc. (A)	1,849	42,823
MarineMax, Inc. (A)	1,526	31,893
Monro, Inc.	2,086	106,177
Murphy USA, Inc. (A)	2,588	194,385
National Vision Holdings, Inc. (A)	1,208	41,748
Office Depot, Inc.	74,782	196,677
O’Reilly Automotive, Inc. (A)	6,744	1,646,817
Party City Holdco, Inc. (A)(B)	1,842	26,617
Pier 1 Imports, Inc.	5,497	17,041
Rent-A-Center, Inc. (B)	2,887	21,710
RH (A)	1,313	111,447
Ross Stores, Inc.	30,523	2,383,541
Sally Beauty Holdings, Inc. (A)	10,272	172,980
Shoe Carnival, Inc.	770	17,987
Signet Jewelers, Ltd. (B)	4,837	243,204
Sleep Number Corp. (A)	2,562	88,235
Sonic Automotive, Inc., Class A	1,681	32,948
Sportsman’s Warehouse Holdings, Inc. (A)(B)	2,643	12,819
Tailored Brands, Inc.	3,241	75,872
The Buckle, Inc. (B)	1,914	40,290
The Cato Corp., Class A	1,589	18,051
The Children’s Place, Inc. (B)	1,115	158,665
The Finish Line, Inc., Class A	2,671	28,366
The Gap, Inc.	17,178	542,481
The Home Depot, Inc.	92,369	16,836,098
The Michaels Companies, Inc. (A)	8,830	203,178
The TJX Companies, Inc.	50,357	4,163,517
Tiffany & Company	8,064	814,787
Tile Shop Holdings, Inc.	2,729	14,737
Tilly’s, Inc., A Shares	951	12,411
Tractor Supply Company	9,959	646,638
Ulta Beauty, Inc. (A)	4,630	941,511
Urban Outfitters, Inc. (A)	6,407	226,103
Williams-Sonoma, Inc.	6,216	321,740
Winmark Corp.	147	18,625
Zumiez, Inc. (A)	1,251	24,645
		45,417,382
Textiles, apparel and luxury goods – 0.7%
Carter’s, Inc.	3,785	441,634
Columbia Sportswear Company	1,894	143,149
Crocs, Inc. (A)	4,611	56,439
Culp, Inc.	752	20,906
Deckers Outdoor Corp. (A)	4,614	436,392
Fossil Group, Inc. (A)(B)	3,031	40,555
G-III Apparel Group, Ltd. (A)	2,834	104,603
Hanesbrands, Inc. (B)	22,691	440,205
Michael Kors Holdings, Ltd. (A)	9,523	599,282
Movado Group, Inc.	1,022	31,682
NIKE, Inc., Class B	82,289	5,515,832
Oxford Industries, Inc.	1,075	85,914
Perry Ellis International, Inc. (A)	891	23,763
PVH Corp.	4,843	698,748
Ralph Lauren Corp.	3,475	367,794
Skechers U.S.A., Inc., Class A (A)	10,711	438,294
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Steven Madden, Ltd. (A)	3,853	$169,147
Superior Uniform Group, Inc.	615	15,437
Tapestry, Inc.	17,742	903,245
Under Armour, Inc., Class A (A)(B)	11,092	183,905
Under Armour, Inc., Class C (A)(B)	12,522	188,456
Unifi, Inc. (A)	1,034	36,190
Vera Bradley, Inc. (A)	1,408	14,164
VF Corp.	20,496	1,528,387
Wolverine World Wide, Inc.	6,153	180,160
		12,664,283
		216,730,072
Consumer staples – 4.8%
Beverages – 0.9%
Brown-Forman Corp., Class B	7,497	523,216
Coca-Cola Bottling Company Consolidated	305	56,916
Constellation Brands, Inc., Class A	6,649	1,432,727
Craft Brew Alliance, Inc. (A)	922	16,458
Dr. Pepper Snapple Group, Inc.	7,005	814,331
MGP Ingredients, Inc. (B)	843	70,745
Molson Coors Brewing Company, Class B	7,220	550,525
Monster Beverage Corp. (A)	15,975	1,012,336
National Beverage Corp. (B)	762	74,630
PepsiCo, Inc.	55,172	6,054,024
Primo Water Corp. (A)	1,726	21,023
The Boston Beer Company, Inc., Class A (A)	1,234	201,204
The Coca-Cola Company	148,833	6,432,562
		17,260,697
Food and staples retailing – 1.3%
Casey’s General Stores, Inc.	3,058	343,444
Costco Wholesale Corp.	23,543	4,494,359
CVS Health Corp.	54,490	3,690,608
Ingles Markets, Inc., Class A	953	30,687
Performance Food Group Company (A)	5,838	178,935
PriceSmart, Inc.	1,451	114,266
Smart & Final Stores, Inc. (A)	1,606	11,563
SpartanNash Company	2,443	40,969
Sprouts Farmers Market, Inc. (A)	9,898	254,972
SUPERVALU, Inc. (A)	2,557	36,386
Sysco Corp.	25,782	1,537,896
The Andersons, Inc.	1,779	62,354
The Chefs’ Warehouse, Inc. (A)	1,357	30,600
The Kroger Company	47,990	1,301,489
United Natural Foods, Inc. (A)	7,386	315,161
Village Super Market, Inc., Class A	598	14,173
Walgreens Boots Alliance, Inc.	46,752	3,220,745
Walmart, Inc.	78,759	7,089,098
Weis Markets, Inc.	655	24,412
		22,792,117
Food products – 0.8%
Archer-Daniels-Midland Company	21,849	907,170
B&G Foods, Inc. (B)	4,294	118,944
Calavo Growers, Inc.	1,037	88,508
Cal-Maine Foods, Inc. (A)(B)	1,884	80,258
Campbell Soup Company	7,423	319,560
Conagra Brands, Inc.	15,897	574,359
Darling Ingredients, Inc. (A)	10,719	194,979
Dean Foods Company	13,301	115,320
Farmer Brothers Company (A)	578	18,034
Flowers Foods, Inc.	14,753	305,977
Fresh Del Monte Produce, Inc.	2,091	97,608
Freshpet, Inc. (A)(B)	1,681	33,620
General Mills, Inc.	22,069	1,115,588
Hormel Foods Corp.	10,411	337,941

The accompanying notes are an integral part of the financial statements.

95

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Hostess Brands, Inc. (A)	5,264	$64,431
Ingredion, Inc.	5,748	750,919
J&J Snack Foods Corp.	982	131,912
John B. Sanfilippo & Son, Inc.	569	32,854
Kellogg Company	9,668	640,022
Lamb Weston Holdings, Inc.	11,691	632,366
Lancaster Colony Corp.	2,778	328,749
Landec Corp. (A)	1,868	24,284
Limoneira Company	905	19,376
McCormick & Company, Inc.	4,642	495,673
Mondelez International, Inc., Class A	58,155	2,553,005
Post Holdings, Inc. (A)	5,288	400,725
Sanderson Farms, Inc.	2,912	358,613
Seneca Foods Corp., Class A (A)	506	14,725
Snyder’s-Lance, Inc.	12,470	622,004
The Hain Celestial Group, Inc. (A)	8,301	288,709
The Hershey Company	5,478	538,268
The J.M. Smucker Company	4,421	558,372
The Kraft Heinz Company	23,178	1,554,085
Tootsie Roll Industries, Inc. (B)	2,633	87,942
TreeHouse Foods, Inc. (A)	4,576	173,980
Tyson Foods, Inc., Class A	11,637	865,560
		15,444,440
Household products – 1.0%
Central Garden & Pet Company (A)	901	34,806
Central Garden & Pet Company, Class A (A)	2,086	75,597
Church & Dwight Company, Inc.	13,878	682,659
Colgate-Palmolive Company	48,673	3,356,977
Energizer Holdings, Inc.	4,858	264,664
HRG Group, Inc. (A)	7,761	122,546
Kimberly-Clark Corp.	19,515	2,164,604
Oil-Dri Corp. of America	347	12,513
The Clorox Company	7,123	919,437
The Procter & Gamble Company	141,456	11,107,125
WD-40 Company	895	111,607
		18,852,535
Personal products – 0.2%
Avon Products, Inc. (A)	35,191	92,552
Coty, Inc., Class A	26,203	506,242
Edgewell Personal Care Company (A)	4,480	224,672
elf Beauty, Inc. (A)(B)	1,395	25,724
Inter Parfums, Inc.	1,135	48,124
Medifast, Inc.	688	43,888
Natural Health Trends Corp.	521	9,081
Nu Skin Enterprises, Inc., Class A	3,958	278,643
Revlon, Inc., Class A (A)(B)	855	16,844
The Estee Lauder Companies, Inc., Class A	12,406	1,717,487
USANA Health Sciences, Inc. (A)	746	56,994
		3,020,251
Tobacco – 0.6%
Altria Group, Inc.	73,972	4,656,537
Philip Morris International, Inc.	60,178	6,231,432
Universal Corp.	1,640	80,606
Vector Group, Ltd.	6,401	128,276
		11,096,851
		88,466,891
Energy – 6.1%
Energy equipment and services – 1.0%
Archrock, Inc.	4,675	44,413
Baker Hughes, a GE Company	33,942	896,069
Basic Energy Services, Inc. (A)	1,166	18,866
Bristow Group, Inc.	2,183	32,221
C&J Energy Services, Inc. (A)	3,022	72,528
COMMON STOCKS (continued)
Energy equipment and services (continued)
CARBO Ceramics, Inc. (A)(B)	1,623	$11,036
Core Laboratories NV (B)	3,528	363,243
Diamond Offshore Drilling, Inc. (A)(B)	9,344	135,488
Dril-Quip, Inc. (A)	5,493	247,460
Ensco PLC, Class A (B)	62,919	279,360
Era Group, Inc. (A)	1,488	14,062
Exterran Corp. (A)	2,099	54,301
Fairmount Santrol Holdings, Inc. (A)(B)	10,264	45,983
Forum Energy Technologies, Inc. (A)	5,303	59,924
Frank’s International NV (B)	3,463	18,111
Geospace Technologies Corp. (A)	1,027	10,506
Gulf Island Fabrication, Inc.	1,069	8,819
Halliburton Company	68,888	3,197,781
Helix Energy Solutions Group, Inc. (A)	9,316	55,523
Helmerich & Payne, Inc. (B)	8,545	551,580
Independence Contract Drilling, Inc. (A)	2,627	10,902
Keane Group, Inc. (A)	2,570	39,964
Key Energy Services, Inc. (A)	772	10,353
Mammoth Energy Services, Inc. (A)	558	14,608
Matrix Service Company (A)	1,746	24,968
McDermott International, Inc. (A)	18,518	135,181
Nabors Industries, Ltd.	25,401	164,344
National Oilwell Varco, Inc.	30,150	1,057,964
Natural Gas Services Group, Inc. (A)	842	20,966
NCS Multistage Holdings, Inc. (A)	694	10,146
Newpark Resources, Inc. (A)	5,515	45,499
Noble Corp. PLC (A)	16,109	62,503
Nordic American Offshore, Ltd.	294	347
Oceaneering International, Inc.	7,860	144,467
Oil States International, Inc. (A)	3,324	81,770
Parker Drilling Company (A)	10,806	9,725
Patterson-UTI Energy, Inc.	17,791	321,483
PHI, Inc. (A)	951	9,367
Pioneer Energy Services Corp. (A)	5,303	14,583
ProPetro Holding Corp. (A)	3,721	60,020
RigNet, Inc. (A)	936	12,542
Rowan Companies PLC, Class A (A)	16,742	203,583
Schlumberger, Ltd.	109,361	7,178,456
SEACOR Holdings, Inc. (A)	1,105	45,869
SEACOR Marine Holdings, Inc. (A)	1,197	20,253
Select Energy Services, Inc., Class A (A)(B)	1,733	24,886
Smart Sand, Inc. (A)	1,685	12,503
Solaris Oilfield Infrastructure, Inc., Class A (A)	1,171	19,708
Superior Energy Services, Inc. (A)	22,292	190,597
TechnipFMC PLC	34,766	1,001,956
TETRA Technologies, Inc. (A)	7,643	27,744
Transocean, Ltd. (A)(B)	33,457	304,793
U.S. Silica Holdings, Inc.	5,360	138,770
Unit Corp. (A)	3,406	65,259
		17,603,353
Oil, gas and consumable fuels – 5.1%
Abraxas Petroleum Corp. (A)	10,425	22,414
Anadarko Petroleum Corp.	43,260	2,467,550
Andeavor	11,327	1,015,126
Apache Corp.	30,162	1,030,032
Approach Resources, Inc. (A)	3,199	9,309
Arch Coal, Inc., Class A	1,228	117,532
Ardmore Shipping Corp. (A)	2,015	15,213
Bill Barrett Corp. (A)	5,097	23,089
Bonanza Creek Energy, Inc. (A)	1,346	37,728
Cabot Oil & Gas Corp.	36,562	883,338
California Resources Corp. (A)(B)	2,821	39,804
Callon Petroleum Company (A)	29,357	310,303
Carrizo Oil & Gas, Inc. (A)	5,099	71,641

The accompanying notes are an integral part of the financial statements.

96

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Chesapeake Energy Corp. (A)(B)	72,334	$203,982
Chevron Corp.	149,986	16,786,433
Cimarex Energy Company	7,544	724,903
Clean Energy Fuels Corp. (A)	9,652	13,416
Cloud Peak Energy, Inc. (A)	5,316	17,490
CNX Resources Corp. (A)	16,563	266,167
Concho Resources, Inc. (A)	11,743	1,770,844
ConocoPhillips	94,406	5,127,190
CVR Energy, Inc.	1,037	30,716
Delek US Holdings, Inc.	5,410	184,589
Denbury Resources, Inc. (A)	26,332	57,667
Devon Energy Corp.	41,615	1,276,332
DHT Holdings, Inc.	5,782	21,740
Dorian LPG, Ltd. (A)	1,555	11,383
Earthstone Energy, Inc., Class A (A)	1,672	15,382
Eclipse Resources Corp. (A)	6,512	10,484
Energen Corp. (A)	7,774	425,316
Energy XXI Gulf Coast, Inc. (A)	2,087	10,957
EOG Resources, Inc.	45,662	4,631,040
EQT Corp.	19,353	973,649
Evolution Petroleum Corp.	1,865	15,013
Exxon Mobil Corp.	334,630	25,344,876
Frontline, Ltd. (B)	5,362	20,751
GasLog, Ltd. (B)	2,673	44,105
Gastar Exploration, Inc. (A)(B)	12,617	8,535
Gener8 Maritime, Inc. (A)	3,251	18,043
Golar LNG, Ltd.	6,277	169,605
Green Plains, Inc.	2,604	47,653
Gulfport Energy Corp. (A)	13,178	127,827
Halcon Resources Corp. (A)	8,561	51,794
Hess Corp.	21,369	970,580
HollyFrontier Corp.	14,179	607,287
International Seaways, Inc. (A)	1,942	31,596
Jagged Peak Energy, Inc. (A)(B)	3,761	46,260
Kinder Morgan, Inc.	151,602	2,455,952
Lilis Energy, Inc. (A)(B)	2,871	10,537
Marathon Oil Corp.	67,241	976,339
Marathon Petroleum Corp.	38,585	2,471,755
Matador Resources Company (A)	14,053	405,570
Midstates Petroleum Company, Inc. (A)	722	9,733
Murphy Oil Corp.	12,974	328,891
NACCO Industries, Inc., Class A	294	12,113
Newfield Exploration Company (A)	15,884	370,574
Noble Energy, Inc.	38,559	1,150,215
Nordic American Tankers, Ltd.	7,131	14,904
Oasis Petroleum, Inc. (A)	17,548	138,278
Occidental Petroleum Corp.	60,425	3,963,880
ONEOK, Inc.	32,250	1,816,643
Pacific Ethanol, Inc. (A)	3,107	12,739
Panhandle Oil and Gas, Inc., Class A	1,076	19,207
Par Pacific Holdings, Inc. (A)	2,086	35,504
PBF Energy, Inc., Class A	8,801	257,957
PDC Energy, Inc. (A)	4,329	227,402
Peabody Energy Corp.	4,347	176,966
Penn Virginia Corp. (A)	932	34,764
Phillips 66	33,171	2,997,663
Pioneer Natural Resources Company	13,440	2,287,891
QEP Resources, Inc. (A)	19,270	166,107
Range Resources Corp.	18,240	242,410
Renewable Energy Group, Inc. (A)	2,548	28,283
Resolute Energy Corp. (A)(B)	1,438	46,735
REX American Resources Corp. (A)	381	30,754
Ring Energy, Inc. (A)	3,296	44,727
Sanchez Energy Corp. (A)(B)	5,182	15,183
SandRidge Energy, Inc. (A)	2,189	30,777
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Scorpio Tankers, Inc.	15,970	$36,731
SemGroup Corp., Class A	4,367	96,947
Ship Finance International, Ltd. (B)	3,809	55,040
SilverBow Resources, Inc. (A)	434	12,052
SM Energy Company	8,213	150,626
Southwestern Energy Company (A)	40,874	145,920
SRC Energy, Inc. (A)	15,425	136,820
Stone Energy Corp. (A)	1,292	39,096
Teekay Corp.	3,593	27,307
Teekay Tankers, Ltd., Class A (B)	15,365	17,670
Tellurian, Inc. (A)(B)	3,823	33,375
The Williams Companies, Inc.	65,244	1,811,173
Ultra Petroleum Corp. (A)	12,867	47,479
Uranium Energy Corp. (A)(B)	9,887	12,853
Valero Energy Corp.	34,537	3,122,836
W&T Offshore, Inc. (A)	6,284	24,445
WildHorse Resource Development Corp. (A)(B)	3,166	53,759
World Fuel Services Corp.	5,408	123,573
WPX Energy, Inc. (A)	31,820	449,617
		93,284,456
		110,887,809
Financials – 21.6%
Banks – 9.8%
1st Source Corp.	995	49,073
Access National Corp.	1,043	29,152
ACNB Corp.	514	14,392
Allegiance Bancshares, Inc. (A)	799	30,482
American National Bankshares, Inc.	660	23,826
Ameris Bancorp	2,376	126,284
Arrow Financial Corp.	840	27,090
Associated Banc-Corp.	13,506	333,598
Atlantic Capital Bancshares, Inc. (A)	1,511	26,140
Banc of California, Inc.	2,819	56,239
BancFirst Corp.	1,090	58,043
Banco Latinoamericano de Comercio Exterior SA	1,977	55,059
BancorpSouth Bank	12,234	385,371
Bank of America Corp.	932,785	29,942,399
Bank of Commerce Holdings	1,402	15,142
Bank of Hawaii Corp.	3,397	278,588
Bank of Marin Bancorp	485	32,083
Bank of the Ozarks	9,712	484,532
Bankwell Financial Group, Inc.	475	14,868
Banner Corp.	2,165	119,681
Bar Harbor Bankshares	1,066	28,889
BB&T Corp.	75,966	4,128,752
BCB Bancorp, Inc.	975	14,918
Berkshire Hills Bancorp, Inc.	2,586	95,036
Blue Hills Bancorp, Inc.	1,591	32,059
Boston Private Financial Holdings, Inc.	5,462	79,745
Bridge Bancorp, Inc.	1,288	42,762
Brookline Bancorp, Inc.	4,909	77,808
Bryn Mawr Bank Corp.	1,223	53,262
Byline Bancorp, Inc. (A)	469	10,815
C&F Financial Corp.	269	12,468
Cadence BanCorp	1,291	35,399
Camden National Corp.	1,031	43,529
Capital City Bank Group, Inc.	855	20,520
Capstar Financial Holdings, Inc. (A)	815	15,501
Carolina Financial Corp.	1,212	47,038
Cathay General Bancorp	10,991	451,290
CenterState Bank Corp.	3,937	107,244
Central Pacific Financial Corp.	1,949	54,319

The accompanying notes are an integral part of the financial statements.

97

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Central Valley Community Bancorp	803	$15,659
Century Bancorp, Inc., Class A	228	17,510
Chemical Financial Corp.	10,302	568,567
Chemung Financial Corp.	278	11,876
Citigroup, Inc.	254,411	19,205,486
Citizens & Northern Corp.	990	22,166
Citizens Financial Group, Inc.	47,352	2,059,338
City Holding Company	966	65,079
Civista Bancshares, Inc.	836	18,835
CNB Financial Corp.	1,055	28,358
CoBiz Financial, Inc.	2,570	48,727
Codorus Valley Bancorp, Inc.	656	17,168
Columbia Banking System, Inc.	4,693	196,074
Comerica, Inc.	16,750	1,628,435
Commerce Bancshares, Inc.	7,511	433,910
Community Bank System, Inc.	3,182	169,632
Community Bankers Trust Corp. (A)	1,931	16,027
Community Trust Bancorp, Inc.	1,012	44,022
ConnectOne Bancorp, Inc.	1,995	57,456
Cullen/Frost Bankers, Inc.	4,597	478,042
Customers Bancorp, Inc. (A)	1,849	54,250
CVB Financial Corp.	6,785	156,055
DNB Financial Corp.	333	11,205
Eagle Bancorp, Inc. (A)	2,072	126,496
East West Bancorp, Inc.	11,560	757,758
Enterprise Financial Services Corp.	1,402	65,684
Equity Bancshares, Inc., Class A (A)	749	27,668
Evans Bancorp, Inc.	400	17,240
Farmers & Merchants Bancorp, Inc. (B)	596	22,052
Farmers Capital Bank Corp.	602	21,913
Farmers National Banc Corp.	1,892	25,542
FB Financial Corp. (A)	788	31,150
FCB Financial Holdings, Inc., Class A (A)	2,353	126,238
Fidelity Southern Corp.	1,506	33,900
Fifth Third Bancorp	68,267	2,256,224
Financial Institutions, Inc.	1,010	31,007
First Bancorp (NC)	1,817	62,923
First BanCorp (PR) (A)	12,615	76,068
First Busey Corp.	2,605	77,238
First Business Financial Services, Inc.	697	16,763
First Citizens BancShares, Inc., Class A	474	192,965
First Commonwealth Financial Corp.	6,244	87,229
First Community Bancshares, Inc.	1,180	32,037
First Connecticut Bancorp, Inc.	1,046	26,202
First Financial Bancorp	4,054	110,269
First Financial Bankshares, Inc.	4,144	190,624
First Financial Corp.	747	32,046
First Financial Northwest, Inc.	800	12,656
First Foundation, Inc. (A)	1,979	36,137
First Guaranty Bancshares, Inc.	439	11,006
First Horizon National Corp.	25,960	494,538
First Internet Bancorp	556	21,045
First Interstate BancSystem, Inc., Class A	1,717	67,822
First Merchants Corp.	2,632	108,781
First Mid-Illinois Bancshares, Inc.	712	24,308
First Midwest Bancorp, Inc.	6,661	161,329
First Northwest Bancorp (A)	874	13,984
Flushing Financial Corp.	1,862	49,715
FNB Bancorp	425	15,190
FNB Corp.	25,851	362,431
Franklin Financial Network, Inc. (A)	835	25,927
Fulton Financial Corp.	25,104	454,382
German American Bancorp, Inc.	1,415	46,879
Glacier Bancorp, Inc.	5,097	198,273
Great Southern Bancorp, Inc.	725	35,090
COMMON STOCKS (continued)
Banks (continued)
Great Western Bancorp, Inc.	3,856	$157,672
Green Bancorp, Inc. (A)	1,418	30,912
Guaranty Bancorp	1,601	43,947
Hancock Holding Company	12,248	633,222
Hanmi Financial Corp.	2,053	62,719
HarborOne Bancorp, Inc. (A)	933	17,951
Heartland Financial USA, Inc.	1,549	82,639
Heritage Commerce Corp.	2,450	38,661
Heritage Financial Corp.	1,903	56,614
Hilltop Holdings, Inc.	4,789	116,421
Home BancShares, Inc.	22,935	527,276
HomeTrust Bancshares, Inc. (A)	1,213	31,477
Hope Bancorp, Inc.	8,531	154,070
Horizon Bancorp	1,528	43,242
Howard Bancorp, Inc. (A)	726	13,068
Huntington Bancshares, Inc.	104,092	1,634,244
IBERIABANK Corp.	3,283	265,266
Independent Bank Corp. (MA)	1,757	121,936
Independent Bank Corp. (MI)	1,356	30,985
Independent Bank Group, Inc.	1,162	81,572
International Bancshares Corp.	7,903	305,451
Investar Holding Corp.	680	16,558
Investors Bancorp, Inc.	16,585	223,898
JPMorgan Chase & Co.	333,634	38,534,727
KeyCorp	103,206	2,180,743
Lakeland Bancorp, Inc.	2,953	56,402
Lakeland Financial Corp.	1,544	69,959
LCNB Corp.	761	14,079
LegacyTexas Financial Group, Inc.	3,111	130,320
Live Oak Bancshares, Inc.	1,531	39,959
M&T Bank Corp.	14,505	2,753,629
Macatawa Bank Corp.	2,103	20,799
MainSource Financial Group, Inc.	1,607	60,696
MB Financial, Inc.	11,984	491,464
MBT Financial Corp.	1,448	14,770
Mercantile Bank Corp.	1,105	36,576
Metropolitan Bank Holding Corp. (A)	280	12,438
Midland States Bancorp, Inc.	1,067	33,450
MidSouth Bancorp, Inc.	1,210	15,125
MidWestOne Financial Group, Inc.	825	26,252
MutualFirst Financial, Inc.	457	16,315
National Bank Holdings Corp., Class A	1,610	52,470
National Bankshares, Inc.	533	21,240
National Commerce Corp. (A)	813	34,918
NBT Bancorp, Inc.	2,824	98,275
Nicolet Bankshares, Inc. (A)	601	32,496
Northeast Bancorp	550	12,073
Northrim BanCorp, Inc.	519	17,257
Norwood Financial Corp. (B)	456	13,461
OFG Bancorp (B)	2,960	31,820
Ohio Valley Banc Corp.	344	13,468
Old Line Bancshares, Inc.	627	19,832
Old National Bancorp	8,749	148,733
Old Second Bancorp, Inc.	1,971	27,101
Opus Bank	1,320	37,026
Orrstown Financial Services, Inc.	603	14,894
Pacific Mercantile Bancorp (A)	1,495	12,334
Pacific Premier Bancorp, Inc. (A)	2,558	107,564
PacWest Bancorp	10,312	537,668
Park National Corp.	874	88,291
Peapack Gladstone Financial Corp.	1,177	38,817
Penns Woods Bancorp, Inc.	401	16,285
Peoples Bancorp of North Carolina, Inc.	420	11,697
Peoples Bancorp, Inc.	1,111	38,318
Peoples Financial Services Corp.	527	21,697

The accompanying notes are an integral part of the financial statements.

98

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
People’s United Financial, Inc.	33,365	$638,606
People’s Utah Bancorp	933	28,317
Pinnacle Financial Partners, Inc.	5,900	380,845
Preferred Bank	866	53,978
Premier Financial Bancorp, Inc.	747	13,162
Prosperity Bancshares, Inc.	5,558	416,850
QCR Holdings, Inc.	802	34,967
Regions Financial Corp.	111,648	2,167,088
Renasant Corp.	2,952	123,276
Republic Bancorp, Inc., Class A	630	23,468
Republic First Bancorp, Inc. (A)(B)	3,400	28,730
S&T Bancorp, Inc.	2,211	87,246
Sandy Spring Bancorp, Inc.	2,075	80,427
Seacoast Banking Corp. of Florida (A)	2,774	72,734
ServisFirst Bancshares, Inc.	3,035	121,886
Shore Bancshares, Inc.	983	16,731
Sierra Bancorp	982	25,552
Signature Bank (A)	4,294	627,740
Simmons First National Corp., Class A	5,386	153,232
SmartFinancial, Inc. (A)	629	13,725
South State Corp.	2,327	201,751
Southern First Bancshares, Inc. (A)	496	20,906
Southern National Bancorp of Virginia, Inc.	1,561	24,008
Southside Bancshares, Inc.	1,780	59,452
State Bank Financial Corp.	2,405	69,601
Sterling Bancorp	31,788	739,071
Stock Yards Bancorp, Inc.	1,466	51,457
Summit Financial Group, Inc.	825	19,759
SunTrust Banks, Inc.	45,739	3,194,412
SVB Financial Group (A)	4,218	1,050,198
Synovus Financial Corp.	9,563	471,456
TCF Financial Corp.	13,751	306,647
Texas Capital Bancshares, Inc. (A)	7,215	650,793
The Bancorp, Inc. (A)	3,323	35,124
The Bank of NT Butterfield & Son, Ltd.	3,458	157,719
The Community Financial Corp.	320	11,923
The First Bancshares, Inc.	735	23,336
The First of Long Island Corp.	1,601	43,627
The PNC Financial Services Group, Inc.	45,752	7,213,260
Tompkins Financial Corp.	945	72,519
Towne Bank	4,133	117,997
TriCo Bancshares	1,332	49,750
TriState Capital Holdings, Inc. (A)	1,515	33,860
Triumph Bancorp, Inc. (A)	1,161	47,543
Trustmark Corp.	9,836	307,277
U.S. Bancorp	151,653	8,243,857
UMB Financial Corp.	6,436	469,828
Umpqua Holdings Corp.	32,012	682,176
Union Bankshares Corp.	3,655	136,624
United Bankshares, Inc.	14,923	529,767
United Community Banks, Inc.	4,761	147,163
United Security Bancshares	1,083	11,047
Univest Corp. of Pennsylvania	1,721	47,155
Valley National Bancorp	37,826	471,690
Veritex Holdings, Inc. (A)	1,100	30,536
Washington Trust Bancorp, Inc.	985	51,072
Webster Financial Corp.	7,364	401,927
Wells Fargo & Company	426,089	24,887,858
WesBanco, Inc.	2,757	113,616
Westamerica Bancorporation	1,692	96,935
Wintrust Financial Corp.	8,043	679,714
Zions Bancorporation	19,435	1,068,342
		178,160,554
Capital markets – 5.0%
Affiliated Managers Group, Inc.	6,547	1,239,740
COMMON STOCKS (continued)
Capital markets (continued)
Ameriprise Financial, Inc.	17,242	$2,697,338
Arlington Asset Investment Corp., Class A (B)	1,843	19,941
Artisan Partners Asset Management, Inc., Class A	2,966	100,103
Associated Capital Group, Inc., Class A (B)	381	13,145
B. Riley Financial, Inc.	1,403	25,956
BlackRock, Inc.	14,380	7,900,803
Cboe Global Markets, Inc.	13,156	1,473,604
CME Group, Inc.	39,552	6,571,960
Cohen & Steers, Inc.	1,408	56,320
Cowen, Inc. (A)	1,745	25,041
Diamond Hill Investment Group, Inc.	209	42,851
Donnelley Financial Solutions, Inc. (A)	2,246	38,878
E*TRADE Financial Corp. (A)	31,708	1,656,109
Eaton Vance Corp.	9,444	499,871
Evercore, Inc., Class A	2,506	233,183
FactSet Research Systems, Inc.	3,128	635,547
Federated Investors, Inc., Class B	7,585	247,119
Financial Engines, Inc.	3,863	129,411
Franklin Resources, Inc.	38,522	1,489,646
GAIN Capital Holdings, Inc. (B)	2,314	16,406
Greenhill & Company, Inc. (B)	1,638	33,333
Hamilton Lane, Inc. Class A	953	33,298
Houlihan Lokey, Inc.	1,704	79,100
Interactive Brokers Group, Inc., Class A	5,716	396,690
Intercontinental Exchange, Inc.	67,974	4,967,540
INTL. FCStone, Inc. (A)	997	39,531
Invesco, Ltd.	47,617	1,549,457
Investment Technology Group, Inc.	2,173	43,069
Janus Henderson Group PLC	14,426	509,815
Ladenburg Thalmann Financial Services, Inc.	7,104	23,727
Legg Mason, Inc.	6,761	269,832
MarketAxess Holdings, Inc.	3,006	608,414
Moelis & Company, Class A	2,040	103,530
Moody’s Corp.	19,315	3,223,287
Morgan Stanley	161,951	9,072,495
MSCI, Inc.	7,203	1,019,369
Nasdaq, Inc.	13,662	1,103,207
Northern Trust Corp.	25,134	2,660,937
OM Asset Management PLC	4,917	75,378
Oppenheimer Holdings, Inc., Class A	663	17,603
Piper Jaffray Companies	938	78,323
PJT Partners, Inc., Class A	1,168	55,842
Pzena Investment Management, Inc., Class A	1,252	13,622
Raymond James Financial, Inc.	15,051	1,395,378
S&P Global, Inc.	29,633	5,683,609
Safeguard Scientifics, Inc. (A)	1,591	19,410
SEI Investments Company	10,453	761,292
State Street Corp.	39,881	4,233,368
Stifel Financial Corp.	9,827	627,650
T. Rowe Price Group, Inc.	28,260	3,162,294
The Bank of New York Mellon Corp.	119,315	6,804,534
The Charles Schwab Corp.	138,813	7,359,865
The Goldman Sachs Group, Inc.	40,808	10,729,647
Virtu Financial, Inc., Class A (B)	1,666	49,480
Virtus Investment Partners, Inc.	454	55,865
Waddell & Reed Financial, Inc., Class A (B)	5,306	106,120
Westwood Holdings Group, Inc.	548	29,778
WisdomTree Investments, Inc. (B)	7,645	73,468
		92,182,129
Consumer finance – 1.2%
American Express Company	83,703	8,161,880
Capital One Financial Corp.	56,381	5,521,391
Discover Financial Services	42,249	3,330,489
Elevate Credit, Inc. (A)	1,253	8,946

The accompanying notes are an integral part of the financial statements.

99

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Encore Capital Group, Inc. (A)(B)	1,569	$67,153
Enova International, Inc. (A)	2,192	48,224
EZCORP, Inc., Class A (A)	3,310	43,030
FirstCash, Inc.	3,017	222,353
Green Dot Corp., Class A (A)	3,019	196,627
LendingClub Corp. (A)	21,524	67,801
Navient Corp.	30,923	400,762
Nelnet, Inc., Class A	1,242	68,732
PRA Group, Inc. (A)	2,939	112,564
Regional Management Corp. (A)	703	21,034
SLM Corp. (A)	34,542	376,853
Synchrony Financial	85,464	3,110,035
World Acceptance Corp. (A)	386	41,503
		21,799,377
Diversified financial services – 2.6%
Berkshire Hathaway, Inc., Class B (A)	223,600	46,329,920
Cannae Holdings, Inc. (A)	4,043	74,310
Leucadia National Corp.	36,901	885,255
Marlin Business Services Corp.	630	16,254
NewStar Financial, Inc. (A)	2,317	1,251
On Deck Capital, Inc. (A)	3,509	18,212
		47,325,202
Insurance – 2.7%
Aflac, Inc.	27,061	2,405,182
Alleghany Corp. (A)	1,235	748,595
Ambac Financial Group, Inc. (A)	3,007	45,556
American Equity Investment Life Holding Company	5,656	173,130
American Financial Group, Inc.	5,497	620,062
American International Group, Inc.	61,790	3,543,039
AMERISAFE, Inc.	1,235	69,160
AmTrust Financial Services, Inc.	5,661	67,762
Aon PLC	17,168	2,409,014
Argo Group International Holdings, Ltd.	1,846	107,530
Arthur J. Gallagher & Company	12,414	857,932
Aspen Insurance Holdings, Ltd.	4,751	172,936
Assurant, Inc.	3,806	325,299
Atlas Financial Holdings, Inc. (A)	795	13,952
Baldwin & Lyons, Inc., Class B	766	17,350
Brighthouse Financial, Inc. (A)	6,738	365,671
Brown & Brown, Inc.	9,254	487,131
Chubb, Ltd.	31,813	4,514,901
Cincinnati Financial Corp.	10,456	779,913
Citizens, Inc. (A)(B)	3,324	22,769
CNO Financial Group, Inc.	24,322	548,218
Crawford & Company, Class B	941	8,441
Donegal Group, Inc., Class A	702	11,099
eHealth, Inc. (A)	1,067	17,381
EMC Insurance Group, Inc.	608	15,869
Employers Holdings, Inc.	2,048	80,179
Enstar Group, Ltd. (A)	719	142,362
Everest Re Group, Ltd.	2,800	672,672
FBL Financial Group, Inc., Class A	653	42,380
Federated National Holding Company	859	13,272
First American Financial Corp.	8,855	513,856
Genworth Financial, Inc., Class A (A)	72,873	198,215
Global Indemnity, Ltd. (A)	561	20,757
Greenlight Capital Re, Ltd., Class A (A)	1,969	32,292
Hallmark Financial Services, Inc. (A)	1,090	10,715
HCI Group, Inc.	544	18,839
Health Insurance Innovations, Inc., Class A (A)(B)	783	24,430
Heritage Insurance Holdings, Inc. (B)	1,447	24,136
Horace Mann Educators Corp.	2,677	110,159
COMMON STOCKS (continued)
Insurance (continued)
Independence Holding Company	465	$13,253
Infinity Property & Casualty Corp.	690	81,386
Investors Title Company	101	19,443
James River Group Holdings, Ltd.	1,644	53,775
Kemper Corp.	6,495	366,318
Kingstone Companies, Inc.	656	12,530
Kinsale Capital Group, Inc.	910	44,590
Lincoln National Corp.	15,100	1,150,167
Loews Corp.	19,228	948,517
Maiden Holdings, Ltd.	4,778	28,668
Marsh & McLennan Companies, Inc.	35,035	2,908,606
MBIA, Inc. (A)(B)	5,865	46,861
Mercury General Corp.	2,921	133,314
MetLife, Inc.	72,349	3,341,800
National General Holdings Corp.	3,243	74,524
National Western Life Group, Inc., Class A	150	45,750
NI Holdings, Inc. (A)	792	12,759
Old Republic International Corp.	19,622	393,029
Primerica, Inc.	6,420	625,950
Principal Financial Group, Inc.	18,642	1,161,956
Prudential Financial, Inc.	29,235	3,108,265
Reinsurance Group of America, Inc.	5,151	792,172
RenaissanceRe Holdings, Ltd.	3,201	410,624
RLI Corp.	2,507	152,426
Safety Insurance Group, Inc.	933	66,570
Selective Insurance Group, Inc.	3,739	212,562
State Auto Financial Corp.	1,040	28,683
Stewart Information Services Corp.	1,368	54,898
The Allstate Corp.	24,591	2,268,766
The Hanover Insurance Group, Inc.	3,390	365,815
The Hartford Financial Services Group, Inc.	24,552	1,297,573
The Navigators Group, Inc.	1,358	73,196
The Progressive Corp.	39,825	2,293,124
The Travelers Companies, Inc.	18,741	2,604,999
Third Point Reinsurance, Ltd. (A)	5,979	83,108
Torchmark Corp.	7,722	659,227
Trupanion, Inc. (A)(B)	1,498	44,386
United Fire Group, Inc.	1,390	61,827
United Insurance Holdings Corp.	1,373	26,842
Universal Insurance Holdings, Inc.	2,017	59,098
Unum Group	15,647	797,371
W.R. Berkley Corp.	7,695	526,184
Willis Towers Watson PLC	9,037	1,426,942
WMIH Corp. (A)	13,613	17,561
XL Group, Ltd.	17,617	745,375
		49,892,946
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	1,813	29,661
Anworth Mortgage Asset Corp.	6,350	28,956
Apollo Commercial Real Estate Finance, Inc.	6,782	123,839
Ares Commercial Real Estate Corp.	1,931	23,790
ARMOUR Residential REIT, Inc.	2,658	56,934
Capstead Mortgage Corp.	6,172	51,536
Cherry Hill Mortgage Investment Corp.	767	12,364
CYS Investments, Inc.	10,024	63,352
Dynex Capital, Inc.	3,471	20,895
Granite Point Mortgage Trust, Inc.	2,839	47,837
Great Ajax Corp.	1,210	15,706
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,310	58,256
Invesco Mortgage Capital, Inc.	7,194	110,572
KKR Real Estate Finance Trust, Inc.	693	13,583
Ladder Capital Corp.	5,076	74,973
MTGE Investment Corp.	2,869	48,773
New York Mortgage Trust, Inc.	7,405	40,802

The accompanying notes are an integral part of the financial statements.

100

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Orchid Island Capital, Inc.	2,972	$21,369
Owens Realty Mortgage, Inc.	785	11,108
PennyMac Mortgage Investment Trust	4,107	68,464
Redwood Trust, Inc.	4,905	71,858
Resource Capital Corp.	2,242	19,483
Sutherland Asset Management Corp.	1,259	17,374
TPG RE Finance Trust, Inc.	703	13,027
Western Asset Mortgage Capital Corp.	2,785	24,564
		1,069,076
Thrifts and mortgage finance – 0.2%
BankFinancial Corp.	1,029	16,495
Bear State Financial, Inc.	1,583	16,242
Beneficial Bancorp, Inc.	4,586	68,790
BofI Holding, Inc. (A)	3,892	144,743
BSB Bancorp, Inc. (A)	619	17,951
Capitol Federal Financial, Inc.	8,246	102,993
Charter Financial Corp.	903	17,925
Clifton Bancorp, Inc.	1,450	22,359
Dime Community Bancshares, Inc.	2,183	39,294
Entegra Financial Corp. (A)	499	14,022
Essent Group, Ltd. (A)	5,264	237,354
Federal Agricultural Mortgage Corp., Class C	571	43,430
First Defiance Financial Corp.	637	33,895
Flagstar Bancorp, Inc. (A)	1,332	46,966
Hingham Institution for Savings	86	17,201
Home Bancorp, Inc.	437	18,136
HomeStreet, Inc. (A)	1,758	50,455
Kearny Financial Corp.	5,259	68,367
LendingTree, Inc. (A)(B)	414	144,279
Malvern Bancorp, Inc. (A)	517	12,330
Merchants Bancorp	510	10,455
Meridian Bancorp, Inc.	3,096	62,075
Meta Financial Group, Inc.	589	63,259
MGIC Investment Corp. (A)	24,156	333,111
Nationstar Mortgage Holdings, Inc. (A)	1,944	33,281
New York Community Bancorp, Inc.	39,114	532,733
NMI Holdings, Inc., Class A (A)	3,735	74,140
Northfield Bancorp, Inc.	2,936	45,567
Northwest Bancshares, Inc.	6,051	99,297
OceanFirst Financial Corp.	2,649	68,556
Ocwen Financial Corp. (A)	7,398	26,929
Oritani Financial Corp.	2,619	40,856
PCSB Financial Corp. (A)	1,322	25,369
PennyMac Financial Services, Inc., Class A (A)	1,047	24,395
PHH Corp. (A)	2,257	23,879
Provident Financial Holdings, Inc.	540	9,839
Provident Financial Services, Inc.	3,956	98,425
Radian Group, Inc.	14,120	289,742
Riverview Bancorp, Inc.	1,629	14,075
SI Financial Group, Inc.	940	13,536
Southern Missouri Bancorp, Inc.	481	16,267
Territorial Bancorp, Inc.	604	18,041
Timberland Bancorp, Inc.	504	14,389
TrustCo Bank Corp.	6,217	52,845
United Community Financial Corp.	3,318	30,658
United Financial Bancorp, Inc.	3,399	53,024
Walker & Dunlop, Inc.	1,810	87,477
Washington Federal, Inc.	12,598	437,151
Waterstone Financial, Inc.	1,625	27,950
Western New England Bancorp, Inc.	2,027	20,169
WSFS Financial Corp.	1,971	94,017
		3,874,734
		394,304,018
COMMON STOCKS (continued)
Health care – 10.4%
Biotechnology – 2.0%
AbbVie, Inc.	66,483	$7,700,726
Abeona Therapeutics, Inc. (A)	1,857	25,719
Acceleron Pharma, Inc. (A)	2,472	103,651
Achaogen, Inc. (A)(B)	2,308	24,072
Achillion Pharmaceuticals, Inc. (A)	7,910	25,708
Acorda Therapeutics, Inc. (A)	2,859	67,901
Adamas Pharmaceuticals, Inc. (A)(B)	972	23,765
Aduro Biotech, Inc. (A)(B)	3,116	19,475
Agenus, Inc. (A)(B)	5,159	27,807
Aimmune Therapeutics, Inc. (A)	2,314	75,205
Akebia Therapeutics, Inc. (A)	3,005	42,972
Alder Biopharmaceuticals, Inc. (A)	4,236	58,880
Alexion Pharmaceuticals, Inc. (A)	9,359	1,099,215
AMAG Pharmaceuticals, Inc. (A)(B)	2,368	49,846
Amgen, Inc.	30,301	5,568,415
Amicus Therapeutics, Inc. (A)	10,975	151,016
AnaptysBio, Inc. (A)	1,168	143,384
Apellis Pharmaceuticals, Inc. (A)	735	13,473
Ardelyx, Inc. (A)	2,392	12,857
Arena Pharmaceuticals, Inc. (A)	2,590	100,414
Array BioPharma, Inc. (A)	13,047	225,974
Atara Biotherapeutics, Inc. (A)	1,764	67,958
Athersys, Inc. (A)(B)	8,123	11,129
Audentes Therapeutics, Inc. (A)	1,095	36,891
Avexis, Inc. (A)	1,808	223,704
Bellicum Pharmaceuticals, Inc. (A)(B)	1,921	13,351
BioCryst Pharmaceuticals, Inc. (A)	6,626	32,931
Biogen, Inc. (A)	8,838	2,554,094
Biohaven Pharmaceutical Holding Company, Ltd. (A)	703	23,825
BioSpecifics Technologies Corp. (A)	437	17,699
BioTime, Inc. (A)(B)	6,221	16,299
Bioverativ, Inc. (A)	8,651	905,587
Bluebird Bio, Inc. (A)	3,199	642,999
Blueprint Medicines Corp. (A)	2,786	241,156
Calithera Biosciences, Inc. (A)	2,191	16,871
Calyxt, Inc. (A)(B)	553	10,159
Cara Therapeutics, Inc. (A)(B)	1,838	25,695
Cascadian Therapeutics, Inc. (A)	2,398	23,908
Catalyst Pharmaceuticals, Inc. (A)	4,732	15,095
Celgene Corp. (A)	32,923	2,868,252
Celldex Therapeutics, Inc. (A)(B)	9,035	20,329
ChemoCentryx, Inc. (A)	1,745	16,961
Chimerix, Inc. (A)	3,460	16,816
Clovis Oncology, Inc. (A)	2,882	167,358
Coherus Biosciences, Inc. (A)	2,633	26,067
Conatus Pharmaceuticals, Inc. (A)	1,903	9,896
Concert Pharmaceuticals, Inc. (A)	1,204	26,344
Corbus Pharmaceuticals Holdings, Inc. (A)(B)	3,332	24,657
Cytokinetics, Inc. (A)	2,881	22,328
CytomX Therapeutics, Inc. (A)	1,923	57,132
Deciphera Pharmaceuticals, Inc. (A)	582	14,562
Dynavax Technologies Corp. (A)(B)	4,008	64,729
Eagle Pharmaceuticals, Inc. (A)	533	29,923
Edge Therapeutics, Inc. (A)(B)	1,440	21,672
Editas Medicine, Inc. (A)(B)	2,276	83,393
Emergent BioSolutions, Inc. (A)	2,199	109,290
Enanta Pharmaceuticals, Inc. (A)	1,018	80,035
Epizyme, Inc. (A)	3,249	57,507
Esperion Therapeutics, Inc. (A)	1,115	89,657
Exact Sciences Corp. (A)	7,689	343,006
Fate Therapeutics, Inc. (A)	2,592	29,186
FibroGen, Inc. (A)	4,563	251,421
Five Prime Therapeutics, Inc. (A)	1,827	38,842

The accompanying notes are an integral part of the financial statements.

101

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Flexion Therapeutics, Inc. (A)(B)	2,184	$55,386
Foundation Medicine, Inc. (A)	951	78,695
G1 Therapeutics, Inc. (A)	540	12,199
Genomic Health, Inc. (A)	1,319	42,208
Geron Corp. (A)(B)	10,136	23,414
Gilead Sciences, Inc.	54,515	4,291,966
Global Blood Therapeutics, Inc. (A)	2,425	142,226
Halozyme Therapeutics, Inc. (A)	7,839	154,115
Heron Therapeutics, Inc. (A)	3,017	61,396
Idera Pharmaceuticals, Inc. (A)(B)	9,712	17,190
Immune Design Corp. (A)	2,414	7,001
ImmunoGen, Inc. (A)	6,579	73,093
Immunomedics, Inc. (A)(B)	6,696	113,229
Incyte Corp. (A)	7,322	623,542
Inovio Pharmaceuticals, Inc. (A)(B)	5,574	22,853
Insmed, Inc. (A)	5,022	121,583
Insys Therapeutics, Inc. (A)(B)	1,667	12,152
Intellia Therapeutics, Inc. (A)(B)	1,118	29,180
Invitae Corp. (A)	3,022	19,915
Iovance Biotherapeutics, Inc. (A)	4,063	70,493
Ironwood Pharmaceuticals, Inc. (A)	8,884	126,153
Jounce Therapeutics, Inc. (A)	977	20,595
Karyopharm Therapeutics, Inc. (A)	2,302	34,001
Keryx Biopharmaceuticals, Inc. (A)(B)	6,115	28,068
Kindred Biosciences, Inc. (A)	1,748	15,557
Kura Oncology, Inc. (A)	1,355	30,623
La Jolla Pharmaceutical Company (A)	1,174	36,464
Lexicon Pharmaceuticals, Inc. (A)(B)	2,976	25,683
Ligand Pharmaceuticals, Inc. (A)(B)	1,339	203,381
Loxo Oncology, Inc. (A)	1,499	166,719
MacroGenics, Inc. (A)	2,277	57,130
Madrigal Pharmaceuticals, Inc. (A)	274	34,535
MediciNova, Inc. (A)(B)	2,356	24,620
Merrimack Pharmaceuticals, Inc.	1,023	11,366
MiMedx Group, Inc. (A)(B)	6,840	48,496
Minerva Neurosciences, Inc. (A)	2,098	11,015
Momenta Pharmaceuticals, Inc. (A)	5,015	85,506
Myriad Genetics, Inc. (A)	4,264	138,239
NantKwest, Inc. (A)(B)	2,160	9,590
Natera, Inc. (A)	2,200	19,800
NewLink Genetics Corp. (A)(B)	2,001	14,367
Novavax, Inc. (A)	20,844	45,231
Otonomy, Inc. (A)	2,062	12,269
PDL BioPharma, Inc. (A)	10,264	24,634
Pieris Pharmaceuticals, Inc. (A)	2,430	20,704
Portola Pharmaceuticals, Inc. (A)	3,730	157,854
Progenics Pharmaceuticals, Inc. (A)	4,878	32,585
Protagonist Therapeutics, Inc. (A)	766	12,984
Prothena Corp. PLC (A)	2,544	85,707
PTC Therapeutics, Inc. (A)	2,647	68,160
Puma Biotechnology, Inc. (A)	1,882	122,989
Radius Health, Inc. (A)(B)	2,524	96,139
Regeneron Pharmaceuticals, Inc. (A)	3,225	1,033,419
REGENXBIO, Inc. (A)	1,818	51,722
Repligen Corp. (A)	2,484	85,176
Retrophin, Inc. (A)	2,548	63,751
Rhythm Pharmaceuticals, Inc. (A)(B)	606	15,665
Rigel Pharmaceuticals, Inc. (A)	10,004	37,615
Sage Therapeutics, Inc. (A)	2,685	433,252
Sangamo Therapeutics, Inc. (A)	5,500	131,725
Sarepta Therapeutics, Inc. (A)(B)	3,999	251,017
Selecta Biosciences, Inc. (A)	1,046	9,581
Seres Therapeutics, Inc. (A)(B)	1,521	14,450
Spark Therapeutics, Inc. (A)	1,827	104,322
Spectrum Pharmaceuticals, Inc. (A)	5,702	122,650
COMMON STOCKS (continued)
Biotechnology (continued)
Stemline Therapeutics, Inc. (A)	1,542	$26,445
Strongbridge Biopharma PLC (A)	1,776	12,965
Synergy Pharmaceuticals, Inc. (A)(B)	16,897	30,584
Syros Pharmaceuticals, Inc. (A)	916	9,655
TG Therapeutics, Inc. (A)(B)	3,425	47,950
Tocagen, Inc. (A)(B)	1,265	13,789
Ultragenyx Pharmaceutical, Inc. (A)	2,610	124,784
United Therapeutics Corp. (A)	3,456	400,378
Vanda Pharmaceuticals, Inc. (A)	2,940	55,419
VBI Vaccines, Inc. (A)	2,527	9,274
Veracyte, Inc. (A)	1,823	10,974
Vertex Pharmaceuticals, Inc. (A)	10,523	1,747,134
Voyager Therapeutics, Inc. (A)	1,150	33,040
Xencor, Inc. (A)	2,537	77,708
ZIOPHARM Oncology, Inc. (A)(B)	8,942	33,354
		37,689,987
Health care equipment and supplies – 2.8%
Abaxis, Inc.	1,444	96,271
Abbott Laboratories	112,859	6,808,783
ABIOMED, Inc. (A)	3,360	901,085
Accuray, Inc. (A)	5,580	30,969
Align Technology, Inc. (A)	4,672	1,226,493
Analogic Corp.	824	68,804
AngioDynamics, Inc. (A)	2,480	40,399
Anika Therapeutics, Inc. (A)	949	49,395
Antares Pharma, Inc. (A)	10,040	22,088
AtriCure, Inc. (A)	2,175	38,432
Atrion Corp.	92	54,179
AxoGen, Inc. (A)	1,796	52,443
Baxter International, Inc.	32,494	2,202,768
Becton, Dickinson and Company	17,156	3,808,975
Boston Scientific Corp. (A)	89,040	2,427,230
Cantel Medical Corp.	2,373	276,004
Cardiovascular Systems, Inc. (A)	2,240	53,267
Cerus Corp. (A)	7,694	32,930
CONMED Corp.	1,794	108,591
CryoLife, Inc. (A)	2,147	40,686
Cutera, Inc. (A)	868	39,103
Danaher Corp.	39,711	3,882,942
DENTSPLY SIRONA, Inc.	14,953	838,265
Edwards Lifesciences Corp. (A)	13,772	1,840,903
Endologix, Inc. (A)	5,778	23,228
Entellus Medical, Inc. (A)	832	19,968
FONAR Corp. (A)	449	11,090
GenMark Diagnostics, Inc. (A)	3,652	15,046
Glaukos Corp. (A)(B)	1,904	59,595
Globus Medical, Inc., Class A (A)	10,395	495,218
Haemonetics Corp. (A)	3,473	246,236
Halyard Health, Inc. (A)	6,803	335,932
Heska Corp. (A)	429	29,163
Hill-Rom Holdings, Inc.	5,264	440,386
Hologic, Inc. (A)	17,949	696,960
ICU Medical, Inc. (A)	977	225,931
IDEXX Laboratories, Inc. (A)	5,642	1,056,352
Inogen, Inc. (A)	1,113	134,473
Insulet Corp. (A)	3,804	285,642
Integer Holdings Corp. (A)	2,025	103,376
Integra LifeSciences Holdings Corp. (A)	4,153	218,988
Intuitive Surgical, Inc. (A)	7,265	3,098,159
Invacare Corp. (B)	2,189	37,651
iRhythm Technologies, Inc. (A)	940	58,421
K2M Group Holdings, Inc. (A)	2,755	57,056
Lantheus Holdings, Inc. (A)	1,994	30,508
LeMaitre Vascular, Inc.	1,005	34,934
LivaNova PLC (A)	6,635	595,425

The accompanying notes are an integral part of the financial statements.

102

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Masimo Corp. (A)	6,725	$588,639
Medtronic PLC	87,739	7,009,469
Meridian Bioscience, Inc.	2,815	39,269
Merit Medical Systems, Inc. (A)	3,188	145,054
Natus Medical, Inc. (A)	2,013	62,705
Neogen Corp. (A)	3,243	188,970
Nevro Corp. (A)	1,811	146,908
Novocure, Ltd. (A)	3,804	78,172
NuVasive, Inc. (A)	7,405	358,106
NxStage Medical, Inc. (A)	4,261	99,196
OraSure Technologies, Inc. (A)	3,705	63,948
Orthofix International NV (A)	1,120	62,731
Oxford Immunotec Global PLC (A)	1,757	19,151
Penumbra, Inc. (A)	1,914	207,095
Pulse Biosciences, Inc. (A)(B)	582	10,767
Quidel Corp. (A)	1,855	80,915
ResMed, Inc.	9,191	875,627
Rockwell Medical, Inc. (A)(B)	3,308	19,286
RTI Surgical, Inc. (A)	3,910	16,618
Sientra, Inc. (A)	1,013	9,674
STAAR Surgical Company (A)	2,725	42,783
STERIS PLC	6,802	621,023
Stryker Corp.	20,833	3,378,279
Surmodics, Inc. (A)	903	27,180
Tactile Systems Technology, Inc. (A)	851	27,538
Teleflex, Inc.	3,603	900,137
The Cooper Companies, Inc.	3,154	727,060
Utah Medical Products, Inc.	244	21,643
Varex Imaging Corp. (A)	2,469	86,143
Varian Medical Systems, Inc. (A)	5,942	709,118
ViewRay, Inc. (A)(B)	2,027	16,844
West Pharmaceutical Services, Inc.	5,939	518,000
Wright Medical Group NV (A)	6,887	140,150
Zimmer Biomet Holdings, Inc.	13,126	1,525,898
		52,074,839
Health care providers and services – 2.6%
Acadia Healthcare Company, Inc. (A)	6,533	248,907
Aceto Corp.	2,052	14,713
Addus HomeCare Corp. (A)	520	17,862
Aetna, Inc.	21,075	3,731,540
Almost Family, Inc. (A)	842	49,636
Amedisys, Inc. (A)	1,870	110,723
American Renal Associates Holdings, Inc. (A)	704	13,953
AmerisourceBergen Corp.	10,462	995,564
AMN Healthcare Services, Inc. (A)	3,073	171,012
Anthem, Inc.	16,640	3,916,723
BioScrip, Inc. (A)	8,132	25,697
BioTelemetry, Inc. (A)	2,079	67,152
Capital Senior Living Corp. (A)	1,664	19,619
Cardinal Health, Inc.	20,436	1,414,376
Centene Corp. (A)	11,145	1,130,326
Chemed Corp.	1,021	265,082
Cigna Corp.	15,997	3,133,652
Civitas Solutions, Inc. (A)	1,105	14,365
Community Health Systems, Inc. (A)(B)	6,422	32,881
CorVel Corp. (A)	601	29,419
Cross Country Healthcare, Inc. (A)	2,412	31,235
DaVita, Inc. (A)	9,790	705,076
Diplomat Pharmacy, Inc. (A)	3,184	66,355
Encompass Health Corp.	14,294	761,298
Envision Healthcare Corp. (A)	8,027	309,040
Express Scripts Holding Company (A)	36,802	2,776,711
HCA Healthcare, Inc.	18,360	1,822,230
HealthEquity, Inc. (A)	3,267	188,114
Henry Schein, Inc. (A)	10,175	673,483
COMMON STOCKS (continued)
Health care providers and services (continued)
Humana, Inc.	9,262	$2,517,597
Kindred Healthcare, Inc.	5,621	51,713
Laboratory Corp. of America Holdings (A)	6,623	1,143,792
LHC Group, Inc. (A)	1,029	66,247
LifePoint Health, Inc. (A)	3,152	145,307
Magellan Health, Inc. (A)	1,572	158,615
McKesson Corp.	13,537	2,020,127
MEDNAX, Inc. (A)	7,490	411,800
Molina Healthcare, Inc. (A)	6,390	461,997
National HealthCare Corp.	741	43,474
National Research Corp., Class A	631	17,857
Owens & Minor, Inc.	8,928	146,508
Patterson Companies, Inc.	5,417	171,069
PetIQ, Inc. (A)	543	11,892
Quest Diagnostics, Inc.	8,829	909,828
R1 RCM, Inc. (A)	6,708	44,004
RadNet, Inc. (A)	2,438	24,380
Select Medical Holdings Corp. (A)	7,041	127,442
Surgery Partners, Inc. (A)(B)	1,294	20,510
Tenet Healthcare Corp. (A)(B)	11,827	243,636
The Ensign Group, Inc.	3,155	84,239
The Providence Service Corp. (A)	749	47,606
Tivity Health, Inc. (A)	2,394	92,289
Triple-S Management Corp., Class B (A)	1,505	36,572
UnitedHealth Group, Inc.	62,801	14,203,074
Universal Health Services, Inc., Class B	5,709	651,968
US Physical Therapy, Inc.	798	61,845
WellCare Health Plans, Inc. (A)	3,561	690,514
		47,342,646
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	26,346	365,419
Castlight Health, Inc., B Shares (A)(B)	4,547	16,142
Cerner Corp. (A)	20,539	1,317,782
Computer Programs & Systems, Inc.	761	22,678
Cotiviti Holdings, Inc. (A)	2,397	80,323
Evolent Health, Inc., Class A (A)	3,960	58,014
HealthStream, Inc. (A)	1,740	42,038
HMS Holdings Corp. (A)	5,540	88,862
Inovalon Holdings, Inc., Class A (A)(B)	4,247	50,964
Medidata Solutions, Inc. (A)	8,360	548,918
Omnicell, Inc. (A)	2,445	106,724
Quality Systems, Inc. (A)	3,524	44,226
Simulations Plus, Inc.	774	12,036
Tabula Rasa HealthCare, Inc. (A)	638	20,614
Teladoc, Inc. (A)(B)	3,534	141,713
Vocera Communications, Inc. (A)	1,920	52,800
		2,969,253
Life sciences tools and services – 0.7%
Accelerate Diagnostics, Inc. (A)(B)	1,727	45,420
Agilent Technologies, Inc.	16,443	1,127,825
Bio-Rad Laboratories, Inc., Class A (A)	1,617	436,655
Bio-Techne Corp.	2,996	423,455
Cambrex Corp. (A)	2,136	110,965
Charles River Laboratories International, Inc. (A)	3,788	403,839
Enzo Biochem, Inc. (A)	2,781	17,604
Fluidigm Corp. (A)	2,774	18,780
Illumina, Inc. (A)	7,465	1,702,169
IQVIA Holdings, Inc. (A)	7,441	731,674
Luminex Corp.	2,700	52,947
Medpace Holdings, Inc. (A)	469	15,031
Mettler-Toledo International, Inc. (A)	1,312	808,481
NanoString Technologies, Inc. (A)	1,548	9,923
NeoGenomics, Inc. (A)	3,796	31,886

The accompanying notes are an integral part of the financial statements.

103

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Pacific Biosciences of California, Inc. (A)(B)	6,982	$16,617
PerkinElmer, Inc.	5,665	432,466
PRA Health Sciences, Inc. (A)	3,234	271,656
Syneos Health, Inc. (A)	8,085	338,762
Thermo Fisher Scientific, Inc.	20,491	4,274,013
Waters Corp. (A)	4,065	831,862
		12,102,030
Pharmaceuticals – 2.1%
Aclaris Therapeutics, Inc. (A)	1,583	31,565
Aerie Pharmaceuticals, Inc. (A)	2,175	111,251
Akcea Therapeutics, Inc. (A)(B)	999	16,953
Akorn, Inc. (A)	7,502	127,084
Allergan PLC	11,072	1,707,524
Amphastar Pharmaceuticals, Inc. (A)	2,424	44,505
ANI Pharmaceuticals, Inc. (A)	536	34,342
Aratana Therapeutics, Inc. (A)	2,960	11,011
Assembly Biosciences, Inc. (A)	1,063	60,315
Bristol-Myers Squibb Company	54,555	3,611,541
Catalent, Inc. (A)	19,370	808,698
Clearside Biomedical, Inc. (A)	1,545	9,981
Collegium Pharmaceutical, Inc. (A)(B)	1,664	39,919
Corcept Therapeutics, Inc. (A)(B)	5,980	90,836
Corium International, Inc. (A)	1,664	21,632
Depomed, Inc. (A)	3,898	26,779
Dermira, Inc. (A)	2,535	65,175
Dova Pharmaceuticals, Inc. (A)	352	10,652
Durect Corp. (A)	10,417	12,709
Eli Lilly & Company	32,406	2,495,910
Endo International PLC (A)	16,073	101,340
Horizon Pharma PLC (A)	10,730	156,443
Impax Laboratories, Inc. (A)	4,852	98,981
Innoviva, Inc. (A)	4,953	76,821
Intersect ENT, Inc. (A)	1,747	64,377
Intra-Cellular Therapies, Inc. (A)	2,826	54,740
Johnson & Johnson	89,594	11,636,469
Lannett Company, Inc. (A)(B)	1,886	30,176
Mallinckrodt PLC (A)(B)	7,598	126,735
Melinta Therapeutics, Inc. (A)	757	9,425
Merck & Company, Inc.	91,344	4,952,672
Mylan NV (A)	17,947	723,623
MyoKardia, Inc. (A)	1,291	75,136
Nektar Therapeutics (A)	9,688	838,593
Neos Therapeutics, Inc. (A)(B)	1,751	14,533
Omeros Corp. (A)(B)	3,015	30,452
Pacira Pharmaceuticals, Inc. (A)	2,594	81,192
Paratek Pharmaceuticals, Inc. (A)	1,585	20,764
Perrigo Company PLC	4,365	355,573
Pfizer, Inc.	198,947	7,223,766
Phibro Animal Health Corp., Class A	1,316	50,600
Prestige Brands Holdings, Inc. (A)	7,746	261,815
Reata Pharmaceuticals, Inc., Class A (A)(B)	749	18,043
Revance Therapeutics, Inc. (A)	1,528	47,292
Supernus Pharmaceuticals, Inc. (A)	3,170	123,313
Teligent, Inc. (A)(B)	3,084	8,635
The Medicines Company (A)	4,550	139,321
TherapeuticsMD, Inc. (A)(B)	11,001	55,005
Theravance Biopharma, Inc. (A)(B)	2,801	73,834
WaVe Life Sciences, Ltd. (A)(B)	791	40,301
Zoetis, Inc.	16,200	1,309,932
Zogenix, Inc. (A)	2,246	95,230
Zynerba Pharmaceuticals, Inc. (A)(B)	905	8,815
		38,242,329
		190,421,084
COMMON STOCKS (continued)
Industrials – 13.6%
Aerospace and defense – 3.3%
AAR Corp.	2,084	$88,737
Aerojet Rocketdyne Holdings, Inc. (A)	4,526	122,202
Aerovironment, Inc. (A)	1,371	68,166
Arconic, Inc.	36,201	882,942
Astronics Corp. (A)	1,412	54,433
Axon Enterprise, Inc. (A)(B)	3,426	119,328
Cubic Corp.	1,655	101,617
Curtiss-Wright Corp.	6,398	863,602
Ducommun, Inc. (A)	726	20,430
Engility Holdings, Inc. (A)	1,212	33,100
Esterline Technologies Corp. (A)	3,824	282,594
General Dynamics Corp.	23,262	5,174,632
Harris Corp.	10,192	1,591,481
Huntington Ingalls Industries, Inc.	4,011	1,050,922
KLX, Inc. (A)	7,489	506,856
Kratos Defense & Security Solutions, Inc. (A)	5,644	68,010
L3 Technologies, Inc.	6,954	1,443,303
Lockheed Martin Corp.	20,924	7,374,455
Mercury Systems, Inc. (A)	3,056	140,484
Moog, Inc., Class A (A)	2,073	173,780
National Presto Industries, Inc. (B)	322	29,238
Northrop Grumman Corp.	14,749	5,162,740
Orbital ATK, Inc.	4,614	609,325
Raytheon Company	24,389	5,304,851
Rockwell Collins, Inc.	13,729	1,890,758
Sparton Corp. (A)	691	15,665
Teledyne Technologies, Inc. (A)	2,834	526,982
The Boeing Company	46,462	16,829,001
The KeyW Holding Corp. (A)(B)	3,326	24,978
TransDigm Group, Inc.	4,115	1,186,396
Triumph Group, Inc.	3,214	89,831
United Technologies Corp.	61,994	8,353,072
Vectrus, Inc. (A)	746	20,358
Wesco Aircraft Holdings, Inc. (A)	3,847	34,431
		60,238,700
Air freight and logistics – 1.1%
Air Transport Services Group, Inc. (A)	3,877	102,624
Atlas Air Worldwide Holdings, Inc. (A)	1,530	93,101
C.H. Robinson Worldwide, Inc.	17,418	1,626,144
Echo Global Logistics, Inc. (A)	1,747	46,208
Expeditors International of Washington, Inc.	22,276	1,447,049
FedEx Corp.	30,827	7,596,081
Forward Air Corp.	1,930	104,220
Hub Group, Inc., Class A (A)	2,149	93,804
Radiant Logistics, Inc. (A)	3,038	11,241
United Parcel Service, Inc., Class B	85,769	8,955,141
		20,075,613
Airlines – 0.8%
Alaska Air Group, Inc.	15,424	994,848
Allegiant Travel Company	826	137,364
American Airlines Group, Inc.	53,253	2,888,975
Delta Air Lines, Inc.	81,815	4,409,829
Hawaiian Holdings, Inc.	3,392	122,112
JetBlue Airways Corp. (A)	25,645	539,827
SkyWest, Inc.	3,315	181,662
Southwest Airlines Company	68,248	3,947,464
United Continental Holdings, Inc. (A)	31,528	2,137,283
		15,359,364
Building products – 0.5%
AAON, Inc.	2,716	99,813
Advanced Drainage Systems, Inc.	2,324	59,378
Allegion PLC	7,876	662,450
American Woodmark Corp. (A)	921	118,256

The accompanying notes are an integral part of the financial statements.

104

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
AO Smith Corp.	12,141	$779,331
Apogee Enterprises, Inc.	1,867	80,542
Armstrong Flooring, Inc. (A)	1,515	21,225
Builders FirstSource, Inc. (A)	7,217	138,422
Caesarstone, Ltd.	1,522	32,951
Continental Building Products, Inc. (A)	2,476	67,347
CSW Industrials, Inc. (A)	954	43,741
Fortune Brands Home & Security, Inc.	12,790	775,841
Gibraltar Industries, Inc. (A)	2,090	72,523
Griffon Corp.	1,960	36,652
Insteel Industries, Inc.	1,236	34,905
JELD-WEN Holding, Inc. (A)	4,378	136,418
Johnson Controls International PLC	76,638	2,825,643
Lennox International, Inc.	3,007	615,322
Masco Corp.	26,001	1,069,161
Masonite International Corp. (A)	1,854	113,187
NCI Building Systems, Inc. (A)	2,626	42,804
Patrick Industries, Inc. (A)	1,591	97,767
PGT Innovations, Inc. (A)	3,183	55,703
Ply Gem Holdings, Inc. (A)	1,471	31,774
Quanex Building Products Corp.	2,271	38,039
Simpson Manufacturing Company, Inc.	2,683	148,424
Trex Company, Inc. (A)	1,931	199,665
Universal Forest Products, Inc.	3,928	129,388
		8,526,672
Commercial services and supplies – 0.4%
ABM Industries, Inc.	3,654	128,475
ACCO Brands Corp.	6,886	87,108
Advanced Disposal Services, Inc. (A)	2,791	62,463
Brady Corp., Class A	3,033	113,434
Casella Waste Systems, Inc., Class A (A)	2,573	65,406
CECO Environmental Corp.	2,334	9,593
Cintas Corp.	1,625	277,323
Clean Harbors, Inc. (A)	4,144	206,910
Copart, Inc. (A)	16,084	752,892
Covanta Holding Corp.	7,642	114,248
Deluxe Corp.	7,000	497,000
Ennis, Inc.	1,697	33,092
Essendant, Inc.	2,767	21,970
Healthcare Services Group, Inc.	10,494	476,742
Heritage-Crystal Clean, Inc. (A)	1,007	20,140
Herman Miller, Inc.	8,672	311,325
HNI Corp.	6,323	233,825
Hudson Technologies, Inc. (A)	2,473	15,085
InnerWorkings, Inc. (A)	3,184	29,388
Interface, Inc.	3,929	95,082
Kimball International, Inc., Class B	2,467	40,533
Knoll, Inc.	3,191	67,873
LSC Communications, Inc.	2,347	34,172
Matthews International Corp., Class A	2,060	105,575
McGrath RentCorp	1,537	77,803
Mobile Mini, Inc.	2,899	121,613
MSA Safety, Inc.	4,886	393,958
Multi-Color Corp.	898	56,888
Pitney Bowes, Inc.	14,934	185,182
Quad/Graphics, Inc.	2,089	55,129
Republic Services, Inc.	4,047	271,877
Rollins, Inc.	7,671	385,621
RR Donnelley & Sons Company	4,842	36,509
SP Plus Corp. (A)	1,149	41,364
Steelcase, Inc., Class A	5,535	75,553
Stericycle, Inc. (A)	1,673	104,847
Team, Inc. (A)(B)	2,003	32,749
Tetra Tech, Inc.	3,637	178,031
The Brink’s Company	7,026	516,411
COMMON STOCKS (continued)
Commercial services and supplies (continued)
UniFirst Corp.	990	$153,747
US Ecology, Inc.	1,438	76,070
Viad Corp.	1,311	68,238
VSE Corp.	576	27,936
Waste Management, Inc.	7,231	624,180
		7,283,360
Construction and engineering – 0.3%
AECOM (A)	12,607	447,675
Aegion Corp. (A)	2,141	49,157
Ameresco, Inc., Class A (A)	1,459	11,891
Argan, Inc.	954	38,112
Chicago Bridge & Iron Company NV (B)	6,609	115,393
Comfort Systems USA, Inc.	2,411	98,972
Dycom Industries, Inc. (A)	4,433	484,261
EMCOR Group, Inc.	8,525	650,543
Fluor Corp.	11,630	661,747
Granite Construction, Inc.	5,774	335,469
Great Lakes Dredge & Dock Corp. (A)	4,011	18,250
HC2 Holdings, Inc. (A)	3,011	14,935
IES Holdings, Inc. (A)	662	10,162
Jacobs Engineering Group, Inc.	10,032	612,554
KBR, Inc.	20,376	308,493
Layne Christensen Company (A)	1,330	20,615
MasTec, Inc. (A)	4,338	221,021
MYR Group, Inc. (A)	1,076	34,809
Northwest Pipe Company (A)	711	12,464
NV5 Global, Inc. (A)	556	24,047
Orion Group Holdings, Inc. (A)	2,036	12,786
Primoris Services Corp.	2,579	64,217
Quanta Services, Inc. (A)	12,979	446,997
Sterling Construction Company, Inc. (A)	1,696	20,488
Tutor Perini Corp. (A)	2,474	59,747
Valmont Industries, Inc.	1,808	265,957
		5,040,762
Electrical equipment – 0.7%
Acuity Brands, Inc.	3,529	503,165
Allied Motion Technologies, Inc.	470	14,735
AMETEK, Inc.	19,223	1,455,950
Atkore International Group, Inc. (A)	2,183	47,458
AZZ, Inc.	1,714	70,017
Babcock & Wilcox Enterprises, Inc. (A)(B)	3,010	19,144
Eaton Corp. PLC	36,651	2,957,736
Emerson Electric Company	53,231	3,782,595
Encore Wire Corp.	1,340	70,216
Energous Corp. (A)(B)	1,261	27,805
EnerSys	6,217	433,263
Generac Holdings, Inc. (A)	3,968	176,497
General Cable Corp.	3,234	95,565
Hubbell, Inc.	4,375	573,344
LSI Industries, Inc.	1,868	14,589
Plug Power, Inc. (A)(B)	15,103	28,092
Powell Industries, Inc.	658	17,523
Preformed Line Products Company	207	12,584
Regal Beloit Corp.	3,543	256,159
Rockwell Automation, Inc.	10,635	1,922,808
Sunrun, Inc. (A)(B)	5,579	37,324
Thermon Group Holdings, Inc. (A)	2,149	46,891
TPI Composites, Inc. (A)	680	13,478
Vicor Corp. (A)	1,159	29,844
		12,606,782
Industrial conglomerates – 1.9%
3M Company	49,393	11,632,545
Carlisle Companies, Inc.	4,958	510,228
General Electric Company	718,463	10,137,513

The accompanying notes are an integral part of the financial statements.

105

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Honeywell International, Inc.	63,301	$9,565,414
Raven Industries, Inc.	2,363	80,224
Roper Technologies, Inc.	8,471	2,330,287
		34,256,211
Machinery – 2.4%
Actuant Corp., Class A	3,915	88,871
AGCO Corp.	5,274	351,248
Alamo Group, Inc.	611	67,913
Albany International Corp., Class A	1,880	119,661
Altra Industrial Motion Corp.	1,853	80,420
American Railcar Industries, Inc. (B)	508	18,923
Astec Industries, Inc.	1,395	82,166
Barnes Group, Inc.	3,263	196,792
Blue Bird Corp. (A)	568	13,178
Briggs & Stratton Corp.	2,701	60,718
Caterpillar, Inc.	49,260	7,617,074
Chart Industries, Inc. (A)	2,004	110,440
CIRCOR International, Inc.	1,097	51,559
Columbus McKinnon Corp.	1,453	51,582
Commercial Vehicle Group, Inc. (A)	1,712	17,291
Crane Company	4,035	372,471
Cummins, Inc.	12,990	2,184,528
Deere & Company	26,488	4,261,125
DMC Global, Inc.	951	20,161
Donaldson Company, Inc.	10,390	493,109
Douglas Dynamics, Inc.	1,451	64,570
Dover Corp.	12,851	1,286,385
Energy Recovery, Inc. (A)(B)	2,429	16,663
EnPro Industries, Inc.	1,371	99,343
ESCO Technologies, Inc.	1,670	98,363
Federal Signal Corp.	3,864	82,651
Flowserve Corp.	10,982	465,088
Fortive Corp.	25,467	1,955,866
Franklin Electric Company, Inc.	3,022	118,311
FreightCar America, Inc.	905	13,385
Gencor Industries, Inc. (A)	643	10,384
Global Brass & Copper Holdings, Inc.	1,414	40,016
Graco, Inc.	13,468	597,306
Graham Corp.	728	14,713
Hardinge, Inc.	854	15,671
Harsco Corp. (A)	5,298	107,285
Hillenbrand, Inc.	4,119	180,824
Hurco Companies, Inc.	424	17,744
Hyster-Yale Materials Handling, Inc.	672	47,840
IDEX Corp.	6,111	835,985
Illinois Tool Works, Inc.	25,497	4,116,236
Ingersoll-Rand PLC	20,826	1,849,349
ITT, Inc.	7,038	353,167
John Bean Technologies Corp.	2,042	226,152
Kadant, Inc.	703	67,066
Kennametal, Inc.	11,695	481,834
LB Foster Company, Class A (A)	602	15,742
Lincoln Electric Holdings, Inc.	4,944	432,798
Lindsay Corp.	676	59,785
Lydall, Inc. (A)	1,105	53,206
Meritor, Inc. (A)	5,457	133,697
Milacron Holdings Corp. (A)	3,526	75,562
Miller Industries, Inc.	826	20,113
Mueller Industries, Inc.	3,730	98,808
Mueller Water Products, Inc., Class A	10,106	111,166
Navistar International Corp. (A)	3,264	121,812
NN, Inc.	1,786	42,685
Nordson Corp.	4,060	544,324
Omega Flex, Inc.	195	10,885
Oshkosh Corp.	6,012	474,527
COMMON STOCKS (continued)
Machinery (continued)
PACCAR, Inc.	29,531	$2,114,124
Parker-Hannifin Corp.	11,110	1,982,802
Park-Ohio Holdings Corp.	610	24,309
Pentair PLC	13,702	941,190
Proto Labs, Inc. (A)	1,612	175,627
RBC Bearings, Inc. (A)	1,525	183,763
REV Group, Inc.	1,478	39,906
Rexnord Corp. (A)	6,791	196,803
Snap-on, Inc.	4,742	755,021
Spartan Motors, Inc.	2,297	33,881
SPX Corp. (A)	2,765	86,351
SPX FLOW, Inc. (A)	2,706	131,945
Standex International Corp.	815	78,322
Stanley Black & Decker, Inc.	12,717	2,024,419
Sun Hydraulics Corp.	1,555	80,736
Tennant Company	1,161	74,768
Terex Corp.	6,390	265,313
The Eastern Company	417	10,634
The Gorman-Rupp Company	1,196	31,909
The Greenbrier Companies, Inc. (B)	1,778	92,100
The Manitowoc Company, Inc. (A)	2,084	61,936
The Timken Company	5,463	239,279
The Toro Company	8,619	547,910
Titan International, Inc.	3,339	42,940
TriMas Corp. (A)	2,986	77,337
Trinity Industries, Inc.	12,140	396,250
Twin Disc, Inc. (A)	595	14,232
Wabash National Corp.	3,800	83,030
Wabtec Corp.	6,833	555,796
Watts Water Technologies, Inc., Class A	1,813	136,882
Woodward, Inc.	7,875	557,786
Xylem, Inc.	14,902	1,111,391
		44,765,229
Marine – 0.0%
Costamare, Inc.	3,339	19,333
Eagle Bulk Shipping, Inc. (A)	2,906	14,123
Kirby Corp. (A)	4,297	322,275
Matson, Inc.	2,783	79,316
Navios Maritime Holdings, Inc. (A)	7,148	8,935
Safe Bulkers, Inc. (A)	3,293	12,052
Scorpio Bulkers, Inc.	3,937	30,512
		486,546
Professional services – 0.2%
Acacia Research Corp. (A)	3,699	12,762
Barrett Business Services, Inc.	478	35,511
CBIZ, Inc. (A)	3,333	60,161
CRA International, Inc.	541	27,045
Equifax, Inc.	2,180	246,340
Exponent, Inc.	1,677	130,387
Forrester Research, Inc.	683	27,662
Franklin Covey Company (A)	697	18,052
FTI Consulting, Inc. (A)	2,470	117,794
GP Strategies Corp. (A)	859	18,941
Heidrick & Struggles International, Inc.	1,250	33,000
Hill International, Inc. (A)	2,475	13,736
Huron Consulting Group, Inc. (A)	1,450	50,750
ICF International, Inc. (A)	1,174	66,918
IHS Markit, Ltd. (A)	6,691	314,812
Insperity, Inc.	2,366	154,500
Kelly Services, Inc., Class A	1,994	58,803
Kforce, Inc.	1,562	43,267
Korn/Ferry International	3,434	143,919
ManpowerGroup, Inc.	5,300	627,838
Mistras Group, Inc. (A)	1,186	23,388

The accompanying notes are an integral part of the financial statements.

106

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Navigant Consulting, Inc. (A)	3,037	$60,376
Nielsen Holdings PLC	6,108	199,304
On Assignment, Inc. (A)	3,270	250,776
Resources Connection, Inc.	1,978	30,758
Robert Half International, Inc.	2,263	129,149
RPX Corp.	3,079	30,882
The Dun & Bradstreet Corp.	2,956	369,618
TriNet Group, Inc. (A)	2,709	127,784
TrueBlue, Inc. (A)	2,686	73,059
Verisk Analytics, Inc. (A)	2,854	291,650
WageWorks, Inc. (A)	2,603	136,527
Willdan Group, Inc. (A)	547	11,471
		3,936,940
Road and rail – 1.7%
ArcBest Corp.	1,710	56,601
Avis Budget Group, Inc. (A)	10,470	473,035
Covenant Transportation Group, Inc.,
Class A (A)	784	20,243
CSX Corp.	111,652	5,997,945
Daseke, Inc. (A)	1,710	17,203
Genesee & Wyoming, Inc., Class A (A)	4,932	342,922
Heartland Express, Inc.	3,095	60,414
Hertz Global Holdings, Inc. (A)(B)	3,615	65,757
J.B. Hunt Transport Services, Inc.	10,723	1,271,426
Kansas City Southern	12,915	1,330,762
Knight-Swift Transportation Holdings, Inc.	18,380	885,181
Landstar System, Inc.	3,353	364,806
Marten Transport, Ltd.	2,528	54,731
Norfolk Southern Corp.	35,737	4,970,302
Old Dominion Freight Line, Inc.	5,468	759,615
Ryder System, Inc.	4,235	306,487
Saia, Inc. (A)	1,648	119,727
Schneider National, Inc., Class B (B)	2,714	70,184
Union Pacific Corp.	98,313	12,805,268
Universal Logistics Holdings, Inc.	552	12,199
Werner Enterprises, Inc.	6,673	248,569
YRC Worldwide, Inc. (A)	2,293	19,995
		30,253,372
Trading companies and distributors – 0.3%
Aircastle, Ltd.	3,083	60,057
Applied Industrial Technologies, Inc.	2,500	176,000
Beacon Roofing Supply, Inc. (A)	4,349	230,106
BMC Stock Holdings, Inc. (A)	4,308	80,775
CAI International, Inc. (A)	1,052	21,250
DXP Enterprises, Inc. (A)	1,083	32,208
EnviroStar, Inc.	246	8,487
Fastenal Company	23,912	1,308,465
Foundation Building Materials, Inc. (A)	1,080	14,785
GATX Corp. (B)	5,539	381,859
GMS, Inc. (A)	1,784	55,233
H&E Equipment Services, Inc.	2,068	77,943
Herc Holdings, Inc. (A)	1,599	104,271
Huttig Building Products, Inc. (A)	1,884	9,703
Kaman Corp.	1,792	109,706
MRC Global, Inc. (A)	5,879	97,180
MSC Industrial Direct Company, Inc., Class A	3,562	311,604
Nexeo Solutions, Inc. (A)	1,803	16,750
NOW, Inc. (A)	15,725	149,230
Rush Enterprises, Inc., Class A (A)	1,865	79,281
Rush Enterprises, Inc., Class B (A)	467	18,591
SiteOne Landscape Supply, Inc. (A)	2,204	151,723
Textainer Group Holdings, Ltd. (A)	1,795	29,259
Titan Machinery, Inc. (A)	1,268	25,284
Triton International, Ltd. (A)	3,085	87,984
COMMON STOCKS (continued)
Trading companies and distributors (continued)
United Rentals, Inc. (A)	7,013	$1,227,906
Veritiv Corp. (A)	780	18,915
W.W. Grainger, Inc.	4,303	1,125,450
Watsco, Inc.	2,440	403,503
		6,413,508
		249,243,059
Information technology – 19.7%
Communications equipment – 1.2%
Acacia Communications, Inc. (A)(B)	1,248	48,298
ADTRAN, Inc.	3,218	50,362
Aerohive Networks, Inc. (A)	2,176	9,117
Applied Optoelectronics, Inc. (A)	1,235	34,494
ARRIS International PLC (A)	14,117	359,984
CalAmp Corp. (A)	2,273	53,188
Calix, Inc. (A)	2,999	19,643
Ciena Corp. (A)	20,615	477,650
Cisco Systems, Inc.	346,838	15,531,406
Clearfield, Inc. (A)	888	11,988
Comtech Telecommunications Corp.	1,544	34,122
Digi International, Inc. (A)	1,935	20,221
EMCORE Corp. (A)	2,028	10,748
Extreme Networks, Inc. (A)	7,306	83,361
F5 Networks, Inc. (A)	4,427	657,498
Finisar Corp. (A)	7,482	134,676
Harmonic, Inc. (A)	5,775	17,469
Infinera Corp. (A)	9,765	97,162
InterDigital, Inc.	5,041	361,944
Juniper Networks, Inc.	26,391	677,193
KVH Industries, Inc. (A)	1,257	12,821
Lumentum Holdings, Inc. (A)(B)	4,039	246,379
Motorola Solutions, Inc.	11,319	1,201,512
NETGEAR, Inc. (A)	2,052	114,399
NetScout Systems, Inc. (A)	12,509	332,114
Oclaro, Inc. (A)(B)	10,921	78,304
Plantronics, Inc.	4,808	259,824
Quantenna Communications, Inc. (A)	1,547	21,271
Ribbon Communications, Inc. (A)	3,349	21,702
Ubiquiti Networks, Inc. (A)(B)	1,459	92,792
ViaSat, Inc. (A)(B)	7,810	545,060
Viavi Solutions, Inc. (A)	15,012	144,415
		21,761,117
Electronic equipment, instruments and components – 1.0%
Amphenol Corp., Class A	21,422	1,957,757
Anixter International, Inc. (A)	1,897	143,318
Arrow Electronics, Inc. (A)	7,036	573,997
Avnet, Inc.	9,672	412,994
AVX Corp.	3,000	51,900
Badger Meter, Inc.	1,822	86,727
Bel Fuse, Inc., Class B	726	12,560
Belden, Inc.	6,120	445,108
Benchmark Electronics, Inc. (A)	3,268	98,040
Cognex Corp.	13,850	743,884
Coherent, Inc. (A)	1,970	412,045
Control4 Corp. (A)	1,652	39,714
Corning, Inc.	61,059	1,775,596
CTS Corp.	2,100	53,970
Daktronics, Inc.	2,560	22,810
Electro Scientific Industries, Inc. (A)	2,107	37,779
ePlus, Inc. (A)	860	65,833
Fabrinet (A)	2,379	71,727
FARO Technologies, Inc. (A)	1,093	64,870
Fitbit, Inc., Class A (A)(B)	12,842	61,385
FLIR Systems, Inc.	10,322	506,810
II-VI, Inc. (A)	3,963	152,576

The accompanying notes are an integral part of the financial statements.

107

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Insight Enterprises, Inc. (A)	2,332	$81,457
IPG Photonics Corp. (A)	3,002	737,411
Itron, Inc. (A)	2,233	156,310
Jabil, Inc.	14,128	382,728
KEMET Corp. (A)	3,626	65,195
Keysight Technologies, Inc. (A)	14,826	696,970
Kimball Electronics, Inc. (A)	1,783	30,935
Knowles Corp. (A)	12,968	187,258
Littelfuse, Inc.	3,553	737,248
Maxwell Technologies, Inc. (A)(B)	2,586	14,714
Mesa Laboratories, Inc. (B)	219	28,689
Methode Electronics, Inc.	2,338	92,234
MTS Systems Corp.	1,126	55,118
Napco Security Technologies, Inc. (A)	939	9,484
National Instruments Corp.	8,575	433,552
Novanta, Inc. (A)	2,079	116,112
OSI Systems, Inc. (A)	1,166	73,621
Park Electrochemical Corp.	1,344	22,875
PC Connection, Inc.	765	18,995
Plexus Corp. (A)	2,193	132,282
Rogers Corp. (A)	1,173	161,076
Sanmina Corp. (A)	4,698	129,430
ScanSource, Inc. (A)	1,635	53,546
SYNNEX Corp.	4,222	522,050
Systemax, Inc.	725	20,713
TE Connectivity, Ltd.	24,676	2,543,849
Tech Data Corp. (A)	5,060	522,900
Trimble, Inc. (A)	20,136	763,758
TTM Technologies, Inc. (A)	6,078	98,220
VeriFone Systems, Inc. (A)	16,289	270,397
Vishay Intertechnology, Inc.	19,173	352,783
Vishay Precision Group, Inc. (A)	701	20,995
Zebra Technologies Corp., Class A (A)	4,254	587,648
		17,911,953
Internet software and services – 4.2%
2U, Inc. (A)	3,132	259,267
Akamai Technologies, Inc. (A)	10,570	713,052
Alarm.com Holdings, Inc. (A)	1,340	48,421
Alphabet, Inc., Class A (A)	18,564	20,493,171
Alphabet, Inc., Class C (A)	18,780	20,746,829
Alteryx, Inc., Class A (A)	1,557	53,234
Amber Road, Inc. (A)	1,496	13,614
Appfolio, Inc., Class A (A)	617	24,742
Apptio, Inc., Class A (A)	1,550	44,795
Benefitfocus, Inc. (A)(B)	1,081	26,160
Blucora, Inc. (A)	2,873	66,941
Box, Inc., Class A (A)	5,301	127,542
Brightcove, Inc. (A)	2,383	16,324
Carbonite, Inc. (A)	1,656	46,616
Care.com, Inc. (A)	938	16,771
Cars.com, Inc. (A)	10,438	285,897
ChannelAdvisor Corp. (A)	1,745	15,443
Cimpress NV (A)(B)	1,630	265,283
Cloudera, Inc. (A)	6,415	122,206
CommerceHub, Inc., Series A (A)(B)	940	18,631
CommerceHub, Inc., Series C (A)	1,893	36,062
Cornerstone OnDemand, Inc. (A)	3,486	142,926
Coupa Software, Inc. (A)	2,088	93,125
eBay, Inc. (A)	60,558	2,595,516
Endurance International Group Holdings, Inc. (A)	3,919	28,609
Envestnet, Inc. (A)	2,826	155,713
Etsy, Inc. (A)	7,926	200,607
Facebook, Inc., Class A (A)	148,428	26,467,681
COMMON STOCKS (continued)
Internet software and services (continued)
Five9, Inc. (A)	3,491	$105,987
Gogo, Inc. (A)(B)	3,841	34,876
GrubHub, Inc. (A)	5,615	558,187
GTT Communications, Inc. (A)	2,030	104,748
Hortonworks, Inc. (A)	3,309	59,496
Instructure, Inc. (A)	1,444	62,670
Internap Corp. (A)	1,469	19,126
j2 Global, Inc.	6,908	511,330
Limelight Networks, Inc. (A)	5,265	21,271
Liquidity Services, Inc. (A)	1,967	13,474
LivePerson, Inc. (A)	3,687	53,277
LogMeIn, Inc.	4,213	486,812
MINDBODY, Inc., Class A (A)	2,808	100,105
MuleSoft, Inc., Class A (A)	1,601	49,439
New Relic, Inc. (A)	1,996	143,273
NIC, Inc.	4,309	58,172
Nutanix, Inc., Class A (A)	7,031	256,280
Okta, Inc. (A)	1,288	49,704
Q2 Holdings, Inc. (A)	2,061	93,879
QuinStreet, Inc. (A)	2,439	32,024
Quotient Technology, Inc. (A)	4,968	65,329
SendGrid, Inc. (A)(B)	549	14,340
Shutterstock, Inc. (A)	1,229	61,757
SPS Commerce, Inc. (A)	1,121	67,282
Stamps.com, Inc. (A)	1,066	203,659
TechTarget, Inc. (A)	1,352	23,363
The Meet Group, Inc. (A)	4,623	12,112
The Trade Desk, Inc., Class A (A)(B)	1,561	87,822
TrueCar, Inc. (A)	4,679	51,890
Tucows, Inc., Class A (A)(B)	596	34,449
Twilio, Inc., Class A (A)	4,091	139,749
VeriSign, Inc. (A)(B)	5,301	615,022
Web.com Group, Inc. (A)	2,516	45,288
XO Group, Inc. (A)	1,679	32,354
Yelp, Inc. (A)	5,227	227,688
Yext, Inc. (A)(B)	1,557	19,774
		77,641,186
IT services – 1.8%
Accenture PLC, Class A	15,102	2,431,573
Acxiom Corp. (A)	11,533	315,658
Alliance Data Systems Corp.	1,184	285,297
Automatic Data Processing, Inc.	10,873	1,253,874
Blackhawk Network Holdings, Inc. (A)	3,577	160,071
Broadridge Financial Solutions, Inc.	9,322	935,742
CACI International, Inc., Class A (A)	1,592	237,288
Cardtronics PLC, Class A (A)	3,013	67,431
Cass Information Systems, Inc.	801	46,907
Cognizant Technology Solutions Corp., Class A	14,491	1,188,552
Convergys Corp.	13,523	313,869
CoreLogic, Inc. (A)	6,588	299,754
CSG Systems International, Inc.	2,195	102,463
CSRA, Inc.	4,214	170,793
DST Systems, Inc.	4,816	400,547
DXC Technology Company	6,976	715,319
EPAM Systems, Inc. (A)	3,244	366,961
Everi Holdings, Inc. (A)	4,375	32,594
EVERTEC, Inc.	3,969	64,298
ExlService Holdings, Inc. (A)	2,140	122,023
Fidelity National Information Services, Inc.	8,236	800,374
Fiserv, Inc. (A)	5,152	738,745
Gartner, Inc. (A)	2,242	254,265
Global Payments, Inc.	3,895	441,654
IBM Corp.	21,049	3,280,066
Jack Henry & Associates, Inc.	6,177	724,562

The accompanying notes are an integral part of the financial statements.

108

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Leidos Holdings, Inc.	11,373	$720,025
ManTech International Corp., Class A	1,666	93,912
Mastercard, Inc., Class A	22,739	3,996,607
MAXIMUS, Inc.	9,393	629,143
MoneyGram International, Inc. (A)	1,965	21,084
Paychex, Inc.	7,818	509,186
PayPal Holdings, Inc. (A)	27,688	2,198,704
Perficient, Inc. (A)	2,285	44,489
Presidio, Inc. (A)	1,440	21,053
Sabre Corp.	16,681	383,163
Science Applications International Corp.	6,289	455,261
ServiceSource International, Inc. (A)	5,505	20,148
Sykes Enterprises, Inc. (A)	2,552	74,161
Syntel, Inc. (A)	2,180	58,533
Teradata Corp. (A)	9,677	356,307
The Hackett Group, Inc.	1,607	28,974
The Western Union Company	10,882	215,681
Total System Services, Inc.	4,164	366,224
Travelport Worldwide, Ltd.	8,131	115,867
TTEC Holdings, Inc.	913	32,548
Unisys Corp. (A)(B)	3,395	38,024
Virtusa Corp. (A)	1,770	84,464
Visa, Inc., Class A	44,393	5,457,675
WEX, Inc. (A)	3,192	477,364
		32,149,277
Semiconductors and semiconductor equipment – 3.7%
Advanced Energy Industries, Inc. (A)	2,592	171,901
Advanced Micro Devices, Inc. (A)(B)	51,504	623,713
Alpha & Omega Semiconductor, Ltd. (A)	1,378	21,180
Ambarella, Inc. (A)	2,121	101,978
Amkor Technology, Inc. (A)	6,700	67,335
Analog Devices, Inc.	23,002	2,073,630
Applied Materials, Inc.	66,581	3,834,400
Axcelis Technologies, Inc. (A)	1,967	48,093
AXT, Inc. (A)	2,544	19,016
Broadcom, Ltd.	25,359	6,249,917
Brooks Automation, Inc.	4,496	120,088
Cabot Microelectronics Corp.	1,617	164,772
CEVA, Inc. (A)	1,438	52,847
Cirrus Logic, Inc. (A)	9,285	411,418
Cohu, Inc.	1,806	36,174
Cree, Inc. (A)	14,233	538,434
Cypress Semiconductor Corp.	26,686	466,204
Diodes, Inc. (A)	2,570	77,357
DSP Group, Inc. (A)	1,579	19,185
Entegris, Inc.	9,268	307,698
First Solar, Inc. (A)	6,515	409,468
FormFactor, Inc. (A)	4,738	62,068
GSI Technology, Inc. (A)	1,154	8,724
Ichor Holdings, Ltd. (A)(B)	1,211	31,292
Impinj, Inc. (A)(B)	1,255	15,989
Inphi Corp. (A)	2,775	77,006
Integrated Device Technology, Inc. (A)	19,377	587,898
Intel Corp.	292,079	14,396,574
KLA-Tencor Corp.	9,759	1,105,792
Kopin Corp. (A)	4,785	14,642
Lam Research Corp.	10,087	1,935,292
Lattice Semiconductor Corp. (A)	8,157	49,024
MACOM Technology Solutions Holdings, Inc. (A)(B)	2,683	57,255
MaxLinear, Inc. (A)	4,018	91,329
Microchip Technology, Inc.	14,581	1,296,688
Micron Technology, Inc. (A)	71,947	3,511,733
Microsemi Corp. (A)	9,405	610,385
MKS Instruments, Inc.	7,858	874,988
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Monolithic Power Systems, Inc.	5,651	$661,506
Nanometrics, Inc. (A)	1,606	42,382
NeoPhotonics Corp. (A)(B)	2,354	14,289
NVE Corp.	332	23,077
NVIDIA Corp.	37,790	9,145,180
PDF Solutions, Inc. (A)	1,911	21,289
Photronics, Inc. (A)	4,420	34,476
Power Integrations, Inc.	1,879	126,269
Qorvo, Inc. (A)	7,957	642,209
QUALCOMM, Inc.	92,001	5,980,065
Rambus, Inc. (A)	7,115	90,432
Rudolph Technologies, Inc. (A)	2,051	54,454
Semtech Corp. (A)	4,247	142,912
Sigma Designs, Inc. (A)	2,652	15,912
Silicon Laboratories, Inc. (A)	6,138	573,903
Skyworks Solutions, Inc.	11,478	1,253,972
SMART Global Holdings, Inc. (A)	404	14,027
SunPower Corp. (A)(B)	3,934	27,892
Synaptics, Inc. (A)	4,982	231,514
Teradyne, Inc.	15,689	712,281
Texas Instruments, Inc.	61,483	6,661,683
Ultra Clean Holdings, Inc. (A)	2,151	41,428
Veeco Instruments, Inc. (A)	3,125	56,719
Versum Materials, Inc.	8,701	322,111
Xcerra Corp. (A)	3,548	35,480
Xilinx, Inc.	15,795	1,125,394
Xperi Corp.	3,239	71,420
		68,663,763
Software – 3.7%
8x8, Inc. (A)	5,778	105,449
A10 Networks, Inc. (A)	3,340	20,975
ACI Worldwide, Inc. (A)	17,128	405,077
Activision Blizzard, Inc.	32,397	2,369,193
Adobe Systems, Inc. (A)	21,123	4,417,453
Agilysys, Inc. (A)	1,155	12,901
American Software, Inc., Class A	1,889	23,499
ANSYS, Inc. (A)	3,659	585,220
Aspen Technology, Inc. (A)	4,768	368,471
Autodesk, Inc. (A)	9,404	1,104,688
Blackbaud, Inc.	6,952	712,719
Blackline, Inc. (A)	1,044	45,936
Bottomline Technologies, Inc. (A)	2,603	98,862
CA, Inc.	13,485	473,324
Cadence Design Systems, Inc. (A)	12,148	470,978
Callidus Software, Inc. (A)	4,434	159,181
CDK Global, Inc.	10,505	721,483
Citrix Systems, Inc. (A)	6,179	568,468
CommVault Systems, Inc. (A)	6,052	315,007
Digimarc Corp. (A)	688	17,819
Ebix, Inc. (B)	1,567	131,550
Electronic Arts, Inc. (A)	13,188	1,631,356
Ellie Mae, Inc. (A)	2,205	195,517
Everbridge, Inc. (A)	1,131	36,090
Fair Isaac Corp.	4,334	736,520
ForeScout Technologies, Inc. (A)	351	10,453
Fortinet, Inc. (A)	11,961	603,672
Glu Mobile, Inc. (A)	7,097	26,330
HubSpot, Inc. (A)	2,230	247,642
Imperva, Inc. (A)	2,243	104,636
Intuit, Inc.	10,405	1,736,178
Manhattan Associates, Inc. (A)	5,513	232,097
Microsoft Corp.	330,634	31,003,550
MicroStrategy, Inc., Class A (A)	629	80,499
Mitek Systems, Inc. (A)	2,071	15,843
MobileIron, Inc. (A)	4,090	19,632

The accompanying notes are an integral part of the financial statements.

109

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Model N, Inc. (A)	1,618	$27,668
Monotype Imaging Holdings, Inc.	2,726	65,697
Oracle Corp.	130,598	6,617,401
Park City Group, Inc. (A)	985	10,195
Paycom Software, Inc. (A)(B)	3,210	317,533
Paylocity Holding Corp. (A)	1,740	81,380
Pegasystems, Inc.	2,391	138,678
Progress Software Corp.	3,109	145,719
Proofpoint, Inc. (A)	2,851	305,542
PROS Holdings, Inc. (A)	1,765	55,333
PTC, Inc. (A)	9,246	681,985
QAD, Inc., Class A	670	30,150
Qualys, Inc. (A)	2,100	155,505
Rapid7, Inc. (A)	1,432	37,819
RealPage, Inc. (A)	3,827	199,961
Red Hat, Inc. (A)	7,556	1,113,754
RingCentral, Inc., Class A (A)	4,246	266,012
Rosetta Stone, Inc. (A)	1,199	16,414
salesforce.com, Inc. (A)	29,407	3,418,564
Symantec Corp.	26,713	702,285
Synchronoss Technologies, Inc. (A)	2,979	27,824
Synopsys, Inc. (A)	6,501	550,440
Take-Two Interactive Software, Inc. (A)	9,122	1,020,478
Telenav, Inc. (A)	2,235	12,181
The Ultimate Software Group, Inc. (A)	2,270	541,304
TiVo Corp.	7,830	117,450
Tyler Technologies, Inc. (A)	2,794	567,489
Upland Software, Inc. (A)	534	12,741
Varonis Systems, Inc. (A)	1,282	71,984
VASCO Data Security International, Inc. (A)	2,044	24,630
Verint Systems, Inc. (A)	4,152	161,513
VirnetX Holding Corp. (A)(B)	3,680	14,168
Workiva, Inc. (A)	1,695	38,561
Zendesk, Inc. (A)	6,519	281,490
Zix Corp. (A)	3,898	15,787
		67,653,903
Technology hardware, storage and peripherals – 4.1%
3D Systems Corp. (A)(B)	16,341	155,240
Apple, Inc.	360,214	64,161,318
Avid Technology, Inc. (A)	2,303	11,031
Cray, Inc. (A)	2,650	57,770
Diebold Nixdorf, Inc.	11,043	173,375
Electronics For Imaging, Inc. (A)	3,052	83,594
Hewlett Packard Enterprise Company	112,096	2,083,865
HP, Inc.	117,048	2,737,753
Immersion Corp. (A)(B)	2,043	23,678
Intevac, Inc. (A)	1,520	9,196
NCR Corp. (A)	9,741	321,453
NetApp, Inc.	18,938	1,146,696
Pure Storage, Inc., Class A (A)	6,367	137,973
Quantum Corp. (A)(B)	2,185	7,997
Seagate Technology PLC	20,335	1,085,889
Stratasys, Ltd. (A)(B)	3,310	60,325
Super Micro Computer, Inc. (A)	2,540	45,974
USA Technologies, Inc. (A)	3,229	26,316
Western Digital Corp.	20,734	1,804,687
Xerox Corp.	15,013	455,194
		74,589,324
		360,370,523
Materials – 1.6%
Chemicals – 0.9%
A. Schulman, Inc.	1,870	82,000
Advanced Emissions Solutions, Inc. (B)	1,315	12,677
AdvanSix, Inc. (A)	1,924	79,557
COMMON STOCKS (continued)
Chemicals (continued)
AgroFresh Solutions, Inc. (A)	1,546	$11,966
Air Products & Chemicals, Inc.	3,999	642,999
Albemarle Corp.	2,034	204,275
American Vanguard Corp.	1,908	37,206
Ashland Global Holdings, Inc.	4,970	351,975
Balchem Corp.	2,081	156,595
Cabot Corp.	4,955	298,192
Calgon Carbon Corp.	3,273	69,551
CF Industries Holdings, Inc.	4,429	182,652
Chase Corp.	463	48,152
Codexis, Inc. (A)	2,729	26,062
Core Molding Technologies, Inc.	545	9,919
DowDuPont, Inc.	42,891	3,015,237
Eastman Chemical Company	2,588	261,595
Ecolab, Inc.	4,805	626,812
Ferro Corp. (A)	5,457	116,725
Flotek Industries, Inc. (A)	3,647	21,700
FMC Corp.	2,561	200,987
FutureFuel Corp.	1,697	20,347
GCP Applied Technologies, Inc. (A)	4,673	143,695
Hawkins, Inc.	672	22,512
HB Fuller Company	3,280	165,279
Ingevity Corp. (A)	2,772	207,651
Innophos Holdings, Inc.	1,261	52,407
Innospec, Inc.	1,567	101,777
International Flavors & Fragrances, Inc.	1,511	213,429
Intrepid Potash, Inc. (A)	6,323	20,929
KMG Chemicals, Inc.	849	50,915
Koppers Holdings, Inc. (A)	1,345	54,338
Kraton Corp. (A)	1,946	82,530
Kronos Worldwide, Inc.	1,465	31,424
LSB Industries, Inc. (A)	1,620	12,101
LyondellBasell Industries NV, Class A	5,988	648,021
Minerals Technologies, Inc.	5,128	352,294
Monsanto Company	8,062	994,609
NewMarket Corp.	739	308,835
Olin Corp.	13,297	432,153
OMNOVA Solutions, Inc. (A)	2,921	29,502
PolyOne Corp.	11,700	483,327
PPG Industries, Inc.	4,739	532,853
PQ Group Holdings, Inc. (A)	1,903	25,500
Praxair, Inc.	5,237	784,241
Quaker Chemical Corp.	841	119,868
Rayonier Advanced Materials, Inc.	2,813	57,301
RPM International, Inc.	10,680	531,544
Sensient Technologies Corp.	6,351	456,954
Stepan Company	1,301	104,210
The Chemours Company	14,809	703,576
The Mosaic Company	6,816	179,397
The Scotts Miracle-Gro Company	3,270	293,777
The Sherwin-Williams Company	1,523	611,606
Trecora Resources (A)	1,433	15,906
Tredegar Corp.	1,729	27,578
Trinseo SA	2,885	229,646
Tronox, Ltd., Class A	5,874	107,377
Valhi, Inc.	1,611	9,167
Valvoline, Inc.	16,206	371,279
		16,046,689
Construction materials – 0.1%
Eagle Materials, Inc.	3,889	389,794
Forterra, Inc. (A)(B)	1,367	9,692
Martin Marietta Materials, Inc.	1,130	230,441
Summit Materials, Inc., Class A (A)	7,220	228,369
U.S. Concrete, Inc. (A)(B)	1,027	74,714
United States Lime & Minerals, Inc.	150	10,682

The accompanying notes are an integral part of the financial statements.

110

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Vulcan Materials Company	2,432	$286,319
		1,230,011
Containers and packaging – 0.2%
AptarGroup, Inc.	4,982	445,490
Avery Dennison Corp.	1,611	190,340
Ball Corp.	6,691	267,305
Bemis Company, Inc.	7,263	320,226
Greif, Inc., Class A	3,735	215,024
Greif, Inc., Class B	367	22,075
International Paper Company	7,636	455,029
Myers Industries, Inc.	1,552	29,410
Owens-Illinois, Inc. (A)	13,036	281,056
Packaging Corp. of America	1,792	213,606
Sealed Air Corp.	3,379	143,168
Silgan Holdings, Inc.	5,914	168,253
Sonoco Products Company	7,950	381,362
UFP Technologies, Inc. (A)	449	12,774
WestRock Company	4,642	305,258
		3,450,376
Metals and mining – 0.3%
AK Steel Holding Corp. (A)	20,745	107,044
Allegheny Technologies, Inc. (A)	18,291	473,920
Carpenter Technology Corp.	6,772	344,966
Century Aluminum Company (A)	3,261	62,122
Cleveland-Cliffs, Inc. (A)(B)	19,510	137,155
Coeur Mining, Inc. (A)	12,118	92,703
Commercial Metals Company	16,788	407,948
Compass Minerals International, Inc. (B)	4,900	295,470
Freeport-McMoRan, Inc. (A)	24,779	460,889
Gold Resource Corp.	3,474	14,139
Haynes International, Inc.	844	35,110
Hecla Mining Company	25,642	93,850
Kaiser Aluminum Corp.	1,067	107,095
Klondex Mines, Ltd. (A)(B)	12,302	16,239
Materion Corp.	1,298	65,419
Newmont Mining Corp.	9,575	365,765
Nucor Corp.	5,778	377,881
Olympic Steel, Inc.	630	14,194
Reliance Steel & Aluminum Company	5,832	525,871
Royal Gold, Inc.	5,235	422,831
Ryerson Holding Corp. (A)	1,096	11,070
Schnitzer Steel Industries, Inc., Class A	1,738	59,092
Steel Dynamics, Inc.	18,951	876,484
SunCoke Energy, Inc. (A)	4,263	45,529
TimkenSteel Corp. (A)	2,636	43,125
United States Steel Corp.	13,969	607,791
Warrior Met Coal, Inc. (B)	2,149	67,070
Worthington Industries, Inc.	6,467	286,100
		6,416,872
Paper and forest products – 0.1%
Boise Cascade Company	2,530	101,959
Clearwater Paper Corp. (A)	1,096	41,210
Domtar Corp.	5,014	224,427
KapStone Paper and Packaging Corp.	5,695	198,699
Louisiana-Pacific Corp.	21,050	599,925
Neenah, Inc.	1,081	82,859
PH Glatfelter Company	2,890	58,985
Schweitzer-Mauduit International, Inc.	1,998	78,342
Verso Corp., Class A (A)	2,259	39,623
		1,426,029
		28,569,977
COMMON STOCKS (continued)
Real estate – 2.9%
Equity real estate investment trusts – 2.8%
Acadia Realty Trust	5,482	$132,007
Agree Realty Corp.	1,810	85,251
Alexander & Baldwin, Inc.	9,885	217,371
Alexander’s, Inc.	138	50,416
Alexandria Real Estate Equities, Inc.	5,438	659,684
American Assets Trust, Inc.	2,679	84,978
American Campus Communities, Inc.	10,911	398,033
American Tower Corp.	23,206	3,233,292
Apartment Investment & Management Company, Class A	8,493	328,339
Armada Hoffler Properties, Inc.	2,980	38,978
Ashford Hospitality Prime, Inc.	2,038	17,527
Ashford Hospitality Trust, Inc.	5,503	30,322
AvalonBay Communities, Inc.	7,505	1,170,930
Bluerock Residential Growth REIT, Inc.	1,703	12,824
Boston Properties, Inc.	8,457	1,005,284
Camden Property Trust	7,411	590,731
CareTrust REIT, Inc.	4,941	65,468
CatchMark Timber Trust, Inc., Class A	3,007	39,332
CBL & Associates Properties, Inc.	11,358	52,588
Cedar Realty Trust, Inc.	6,226	24,717
Chatham Lodging Trust	2,894	52,642
Chesapeake Lodging Trust	3,883	100,414
City Office REIT, Inc.	2,142	21,506
Clipper Realty, Inc.	1,351	12,024
Community Healthcare Trust, Inc.	1,180	27,777
CoreCivic, Inc.	9,454	196,549
CorEnergy Infrastructure Trust, Inc.	812	29,126
CoreSite Realty Corp.	2,735	256,680
Corporate Office Properties Trust	7,967	198,856
Cousins Properties, Inc.	60,819	507,230
Crown Castle International Corp.	21,901	2,410,424
CyrusOne, Inc.	7,301	364,320
DCT Industrial Trust, Inc.	7,449	412,302
DiamondRock Hospitality Company	12,999	133,630
Digital Realty Trust, Inc.	11,047	1,111,770
Douglas Emmett, Inc.	12,745	455,634
Duke Realty Corp.	19,402	480,588
Easterly Government Properties, Inc.	2,738	52,132
EastGroup Properties, Inc.	2,168	175,673
Education Realty Trust, Inc.	11,028	343,412
EPR Properties	5,126	295,411
Equinix, Inc.	4,231	1,658,975
Equity Residential	20,019	1,125,668
Essex Property Trust, Inc.	3,574	799,968
Extra Space Storage, Inc.	6,701	569,920
Farmland Partners, Inc.	2,597	19,529
Federal Realty Investment Trust	3,991	454,735
First Industrial Realty Trust, Inc.	17,282	484,414
Four Corners Property Trust, Inc.	3,857	84,700
Franklin Street Properties Corp.	6,981	56,476
Front Yard Residential Corp.	3,485	36,558
Getty Realty Corp.	1,989	46,940
GGP, Inc.	33,938	718,467
Gladstone Commercial Corp.	1,890	31,960
Global Medical REIT, Inc.	1,407	9,146
Global Net Lease, Inc.	4,563	71,365
Government Properties Income Trust	6,242	85,640
Gramercy Property Trust	10,426	225,723
HCP, Inc.	25,505	551,928
Healthcare Realty Trust, Inc.	17,921	475,803
Hersha Hospitality Trust	2,555	42,924
Highwoods Properties, Inc.	8,258	355,177
Hospitality Properties Trust	13,144	334,383

The accompanying notes are an integral part of the financial statements.

111

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Host Hotels & Resorts, Inc.	40,158	$745,332
Independence Realty Trust, Inc.	5,625	47,925
InfraREIT, Inc.	2,784	51,894
Investors Real Estate Trust	8,334	38,753
Iron Mountain, Inc.	15,089	474,700
iStar, Inc. (A)	4,414	44,581
JBG SMITH Properties	7,468	243,830
Jernigan Capital, Inc.	977	16,502
Kilroy Realty Corp.	7,869	535,879
Kimco Realty Corp.	23,294	348,478
Kite Realty Group Trust	5,521	83,588
Lamar Advertising Company, Class A	6,719	446,612
LaSalle Hotel Properties	16,424	402,881
Lexington Realty Trust	14,295	113,788
Liberty Property Trust	11,790	462,875
Life Storage, Inc.	3,722	292,400
LTC Properties, Inc.	2,561	94,629
Mack-Cali Realty Corp.	13,189	222,762
MedEquities Realty Trust, Inc.	2,131	20,607
Medical Properties Trust, Inc.	29,125	357,073
Mid-America Apartment Communities, Inc.	6,137	526,677
Monmouth Real Estate Investment Corp.	4,582	64,698
National Health Investors, Inc.	2,601	168,727
National Retail Properties, Inc.	12,161	452,876
National Storage Affiliates Trust	2,871	70,426
New Senior Investment Group, Inc.	5,715	46,177
NexPoint Residential Trust, Inc.	1,171	28,233
NorthStar Realty Europe Corp.	3,727	38,314
Omega Healthcare Investors, Inc.	15,842	403,654
One Liberty Properties, Inc.	1,033	22,478
Pebblebrook Hotel Trust	4,471	152,059
Pennsylvania Real Estate Investment Trust	4,715	49,225
Physicians Realty Trust	11,782	169,307
PotlatchDeltic Corp.	8,948	457,680
Preferred Apartment Communities, Inc., Class A	2,450	34,129
Prologis, Inc.	28,863	1,751,407
PS Business Parks, Inc.	1,263	140,016
Public Storage	8,116	1,578,075
QTS Realty Trust, Inc., Class A	3,215	103,748
Quality Care Properties, Inc. (A)	13,813	171,143
Ramco-Gershenson Properties Trust	5,276	62,151
Rayonier, Inc.	10,312	350,505
Realty Income Corp.	15,190	747,044
Regency Centers Corp.	8,101	470,749
Retail Opportunity Investments Corp.	7,134	122,419
Rexford Industrial Realty, Inc.	5,033	135,891
RLJ Lodging Trust	11,018	218,267
Ryman Hospitality Properties, Inc.	2,867	197,708
Sabra Health Care REIT, Inc.	25,880	436,854
Safety Income and Growth, Inc.	860	14,981
Saul Centers, Inc.	789	38,606
SBA Communications Corp. (A)	6,377	1,002,911
Select Income REIT	4,171	75,787
Senior Housing Properties Trust	19,005	287,736
Seritage Growth Properties, Class A	1,667	63,013
Simon Property Group, Inc.	16,827	2,583,113
SL Green Realty Corp.	5,104	494,680
STAG Industrial, Inc.	6,198	141,128
Summit Hotel Properties, Inc.	6,814	89,740
Sunstone Hotel Investors, Inc.	14,605	210,750
Tanger Factory Outlet Centers, Inc.	7,560	168,739
Taubman Centers, Inc.	4,856	283,882
Terreno Realty Corp.	3,494	116,385
The GEO Group, Inc.	17,942	382,165
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
The Macerich Company	5,868	$345,860
Tier REIT, Inc.	3,136	58,267
UDR, Inc.	14,521	488,196
UMH Properties, Inc.	2,242	26,164
Uniti Group, Inc.	13,190	202,467
Universal Health Realty Income Trust	829	45,893
Urban Edge Properties	15,241	328,901
Urstadt Biddle Properties, Inc., Class A	1,990	34,865
Ventas, Inc.	19,221	928,759
Vornado Realty Trust	9,415	625,815
Washington Prime Group, Inc.	27,355	179,175
Washington Real Estate Investment Trust	5,159	130,420
Weingarten Realty Investors	9,552	259,146
Welltower, Inc.	20,002	1,050,105
Weyerhaeuser Company	41,002	1,436,300
Whitestone REIT	2,528	31,196
Xenia Hotels & Resorts, Inc.	6,989	137,474
		50,594,916
Real estate management and development – 0.1%
Altisource Portfolio Solutions SA (A)(B)	745	19,817
CBRE Group, Inc., Class A (A)	16,575	774,881
Consolidated-Tomoka Land Company	277	17,155
Forestar Group, Inc. (A)(B)	666	16,450
HFF, Inc., Class A	2,393	109,264
Jones Lang LaSalle, Inc.	3,628	582,693
Kennedy-Wilson Holdings, Inc.	7,959	130,130
Marcus & Millichap, Inc. (A)	1,049	32,834
RE/MAX Holdings, Inc., Class A	1,175	64,978
Redfin Corp. (A)	730	15,031
Tejon Ranch Company (A)	1,264	27,998
The RMR Group, Inc., Class A	425	26,690
The St. Joe Company (A)	2,967	52,219
		1,870,140
		52,465,056
Telecommunication services – 1.6%
Diversified telecommunication services – 1.6%
AT&T, Inc.	398,228	14,455,676
ATN International, Inc.	694	41,571
CenturyLink, Inc.	62,993	1,113,086
Cincinnati Bell, Inc. (A)	2,780	44,897
Cogent Communications Holdings, Inc.	2,693	115,395
Consolidated Communications Holdings, Inc.	4,342	50,194
Frontier Communications Corp. (B)	5,267	37,027
Globalstar, Inc. (A)	38,111	36,228
Hawaiian Telcom Holdco, Inc. (A)	468	13,184
IDT Corp., Class B (A)	1,209	14,605
Intelsat SA (A)	2,654	12,845
Iridium Communications, Inc. (A)(B)	5,527	64,666
Ooma, Inc. (A)	1,212	12,908
ORBCOMM, Inc. (A)	4,552	47,341
pdvWireless, Inc. (A)	672	21,638
Verizon Communications, Inc.	266,903	12,741,942
Vonage Holdings Corp. (A)	13,411	136,122
Windstream Holdings, Inc.	12,169	19,227
		28,978,552
Wireless telecommunication services – 0.0%
Boingo Wireless, Inc. (A)	2,512	66,493
Shenandoah Telecommunications Company	3,047	99,942
Spok Holdings, Inc.	1,378	21,428
Telephone & Data Systems, Inc.	7,337	205,729
		393,592
		29,372,144

The accompanying notes are an integral part of the financial statements.

112

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities – 2.3%
Electric utilities – 1.2%
ALLETE, Inc.	3,317	$226,054
Alliant Energy Corp.	11,495	444,282
American Electric Power Company, Inc.	24,210	1,587,692
Duke Energy Corp.	34,493	2,598,703
Edison International	16,135	977,620
El Paso Electric Company	2,652	128,887
Entergy Corp.	8,857	671,538
Eversource Energy	15,676	893,532
Exelon Corp.	47,335	1,753,288
FirstEnergy Corp.	21,876	707,251
Great Plains Energy, Inc.	17,248	502,779
Hawaiian Electric Industries, Inc.	8,701	286,785
IDACORP, Inc.	7,311	592,557
MGE Energy, Inc.	2,305	121,013
NextEra Energy, Inc.	23,152	3,522,577
OGE Energy Corp.	15,972	500,562
Otter Tail Corp.	2,606	103,719
PG&E Corp.	25,532	1,049,110
Pinnacle West Capital Corp.	5,592	430,360
PNM Resources, Inc.	11,584	407,757
Portland General Electric Company	5,820	231,229
PPL Corp.	33,752	966,995
The Southern Company	49,372	2,125,958
Westar Energy, Inc.	11,361	553,622
Xcel Energy, Inc.	25,068	1,084,943
		22,468,813
Gas utilities – 0.2%
Atmos Energy Corp.	8,863	713,383
Chesapeake Utilities Corp.	1,041	69,383
National Fuel Gas Company	6,845	338,348
New Jersey Resources Corp.	12,501	476,288
Northwest Natural Gas Company	1,858	96,895
ONE Gas, Inc.	7,499	476,861
RGC Resources, Inc. (B)	553	13,797
South Jersey Industries, Inc.	5,237	137,262
Southwest Gas Holdings, Inc.	6,893	454,111
Spire, Inc.	3,058	207,332
UGI Corp.	13,849	596,753
WGL Holdings, Inc.	7,415	617,373
		4,197,786
Independent power and renewable electricity producers – 0.1%
AES Corp.	32,577	354,112
Atlantic Power Corp. (A)(B)	9,396	19,732
Dynegy, Inc. (A)	7,320	89,524
NRG Energy, Inc.	14,812	383,038
NRG Yield, Inc., Class A	2,477	38,096
NRG Yield, Inc., Class C	4,147	64,901
Ormat Technologies, Inc.	2,635	164,898
Pattern Energy Group, Inc.	5,229	97,103
TerraForm Power, Inc., Class A	3,036	34,944
		1,246,348
Multi-utilities – 0.7%
Ameren Corp.	12,018	652,577
Avista Corp.	4,173	199,595
Black Hills Corp.	7,768	394,537
CenterPoint Energy, Inc.	21,111	571,053
CMS Energy Corp.	13,833	587,211
Consolidated Edison, Inc.	15,283	1,144,544
Dominion Energy, Inc.	31,644	2,343,871
DTE Energy Company	8,858	892,709
MDU Resources Group, Inc.	15,620	410,650
NiSource, Inc.	16,681	385,832
COMMON STOCKS (continued)
Multi-utilities (continued)
NorthWestern Corp.	7,056	$360,420
Public Service Enterprise Group, Inc.	24,934	1,207,554
SCANA Corp.	7,111	282,093
Sempra Energy	12,379	1,349,063
Unitil Corp.	937	39,391
Vectren Corp.	6,638	399,940
WEC Energy Group, Inc.	15,507	929,179
		12,150,219
Water utilities – 0.1%
American States Water Company	2,353	124,991
American Water Works Company, Inc.	8,822	700,114
Aqua America, Inc.	14,212	485,908
AquaVenture Holdings, Ltd. (A)	839	10,781
Artesian Resources Corp., Class A	600	19,854
Cadiz, Inc. (A)(B)	1,562	21,634
California Water Service Group	3,138	119,087
Connecticut Water Service, Inc.	795	41,046
Consolidated Water Company, Ltd.	1,139	14,294
Evoqua Water Technologies Corp. (A)	2,102	48,136
Global Water Resources, Inc.	1,012	8,653
Middlesex Water Company	1,072	37,992
Pure Cycle Corp. (A)	1,318	10,478
SJW Group	1,076	56,963
The York Water Company	943	26,498
		1,726,429
		41,789,595
TOTAL COMMON STOCKS (Cost $1,577,078,835)		$1,762,620,228
SECURITIES LENDING COLLATERAL – 0.9%
John Hancock Collateral Trust, 1.5822% (D)(E)	1,623,486	16,240,380
TOTAL SECURITIES LENDING COLLATERAL (Cost $16,241,563)		$16,240,380
SHORT-TERM INVESTMENTS – 3.1%
U.S. Government Agency – 2.1%
Federal Home Loan Bank Discount Note
1.520%, 04/02/2018 *	$23,200,000	23,168,654
1.525%, 04/03/2018 *	15,000,000	14,979,031
		38,147,685
Repurchase agreement – 1.0%
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $19,090,286 on 3-1-18, collateralized by $20,820,000 U.S. Treasury Notes, 2.000% due 11-15-26 (valued at $19,473,591, including interest)	19,090,000	19,090,000
TOTAL SHORT-TERM INVESTMENTS (Cost $57,237,685)		$57,237,685
Total Investments (U.S. Strategic Equity Allocation Fund) (Cost $1,650,558,083) – 100.4%		$1,836,098,293
Other assets and liabilities, net – (0.4%)		(7,805,500)
TOTAL NET ASSETS – 100.0%		$1,828,292,793

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 2-28-18.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 2-28-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.

113

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Russell 2000 E-Mini Futures	166	Long	Mar 2018	$12,718,566	$12,542,960	$(175,606)
S&P 500 Index E-Mini Futures	340	Long	Mar 2018	45,918,964	46,144,800	225,836
S&P Mid 400 Index E-Mini Futures	38	Long	Mar 2018	7,167,880	7,085,100	(82,780)
						$(32,550)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

114

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (showing percentage of total net assets)

Certain funds had the following country composition as a percentage of net assets on 2-28-18:

Mid Value Fund
United States	88.2%
Canada	3.2%
Ireland	2.7%
Bermuda	2.0%
Denmark	1.4%
Other countries	2.5%
Total	100.0%

Science & Technology Fund
United States	82.9%
China	4.5%
United Kingdom	2.6%
Bermuda	1.6%
Switzerland	1.3%
Germany	1.3%
Russia	1.2%
South Korea	1.1%
Taiwan	1.0%
Other countries	2.5%
Total	100.0%
Strategic Equity Allocation Fund
United States	59.7%
Japan	9.2%
United Kingdom	5.2%
China	3.0%
Canada	2.5%
Switzerland	2.3%
France	2.0%
Australia	1.9%
Germany	1.6%
South Korea	1.4%
Other countries	11.2%
Total	100.0%

115

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2018 (unaudited)

Assets	Capital Appreciation Fund	Capital Appreciation Value Fund	Global Real Estate Fund	Health Sciences Fund
Unaffiliated investments, at value	$1,811,272,799	$1,879,705,923	$45,057,724	$314,512,399
Affiliated investments, at value	25,849,647	2,947,378	—	—
Total investments, at value	1,837,122,446	1,882,653,301	45,057,724	314,512,399
Cash	—	296,143	—	—
Foreign currency, at value	—	129	877,923	282
Receivable for investments sold	—	11,205,371	568,063	1,317,309
Receivable for fund shares sold	123,201	—	—	5,112
Dividends and interest receivable	1,505,946	5,913,138	275,690	207,511
Receivable for securities lending income	23,758	20,460	—	—
Receivable from affiliated funds	—	—	—	100
Other assets	68,432	71,212	10,306	14,631
Total assets	1,838,843,783	1,900,159,754	46,789,706	316,057,344

Liabilities
Due to custodian	—	—	711,895	—
Written options, at value	—	7,268,384	—	—
Payable for investments purchased	826,246	36,311,437	647,344	1,166,083
Payable for fund shares repurchased	1,743,333	1,876,936	766	3,545
Payable upon return of securities loaned	25,856,049	2,947,195	—	—
Payable to affiliates
Accounting and legal services fees	100,859	103,853	10,121	17,797
Trustees’ fees	3,058	3,382	307	137
Other liabilities and accrued expenses	146,240	167,624	37,484	56,154
Total liabilities	28,675,785	48,678,811	1,407,917	1,243,716
Net assets	$1,810,167,998	$1,851,480,943	$45,381,789	$314,813,628

Net assets consist of
Paid-in capital	$676,181,375	$1,523,176,334	$146,930,889	$283,619,838
Undistributed net investment income (loss)	215,727	1,112,564	(3,977,977)	(568,263)
Accumulated undistributed net realized gain (loss) on investments	142,004,482	83,649,264	(97,243,600)	5,228,383
Net unrealized appreciation (depreciation) on investments	991,766,414	243,542,781	(327,523)	26,533,670
Net assets	$1,810,167,998	$1,851,480,943	$45,381,789	$314,813,628
Unaffiliated investments, including repurchase agreements, at cost	$819,510,325	$1,633,598,217	$45,392,480	$287,978,331
Affiliated investments, at cost	$25,850,978	$2,947,529	—	—
Foreign currency, at cost	—	$130	$877,913	$287
Premiums received on written options	—	$4,709,085	—	—
Securities loaned, unaffiliated investments, at value	$25,333,405	$2,886,938	—	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$653,333,401	—	—	—
Shares outstanding	37,923,466	—	—	—
Net asset value, offering price and redemption price per share	$17.23	—	—	—

Class NAV
Net assets	$1,156,834,597	$1,851,480,943	$45,381,789	$314,813,628
Shares outstanding	66,986,836	160,868,209	4,886,930	70,944,808
Net asset value, offering price and redemption price per share	$17.27	$11.51	$9.29	$4.44

116

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2018 (unaudited)

Assets	International Growth Stock Fund	International Small Cap Fund	International Strategic Equity Allocation Fund	International Value Fund
Unaffiliated investments, at value	$803,915,266	$607,312,228	$1,931,004,005	$1,160,964,156
Affiliated investments, at value	—	25,341,199	73,371,297	30,020,242
Total investments, at value	803,915,266	632,653,427	2,004,375,302	1,190,984,398
Cash	—	1,074,599	188,731	1,883,590
Foreign currency, at value	737,716	1,375,562	1,179,555	536,381
Cash held at broker for futures contracts	—	—	4,190,546	—
Receivable for investments sold	627,360	3,233,022	952,017	2,823,247
Receivable for fund shares sold	143,321	101,337	—	151,923
Dividends and interest receivable	1,804,325	1,029,221	6,463,019	3,388,243
Receivable for securities lending income	—	88,280	38,904	—
Other assets	34,936	25,580	77,407	54,334
Total assets	807,262,924	639,581,028	2,017,465,481	1,199,822,116

Liabilities
Payable for futures variation margin	—	—	945,647	—
Payable for investments purchased	709,975	1,085,524	553,531	257,057
Payable for fund shares repurchased	—	314,351	—	348,148
Payable upon return of securities loaned	—	25,348,663	73,395,607	30,016,000
Payable to affiliates
Accounting and legal services fees	45,750	34,660	113,501	66,745
Trustees’ fees	1,490	971	2,859	2,632
Other liabilities and accrued expenses	116,749	102,427	229,015	160,149
Total liabilities	873,964	26,886,596	75,240,160	30,850,731
Net assets	$806,388,960	$612,694,432	$1,942,225,321	$1,168,971,385

Net assets consist of
Paid-in capital	$611,017,369	$418,697,899	$1,614,206,228	$1,117,547,125
Undistributed net investment income (loss)	(11,350,653)	341,260	(2,976,391)	(2,044,296)
Accumulated undistributed net realized gain (loss) on investments	(11,174,395)	14,281,923	134,729,321	(147,697,769)
Net unrealized appreciation (depreciation) on investments	217,896,639	179,373,350	196,266,163	201,166,325
Net assets	$806,388,960	$612,694,432	$1,942,225,321	$1,168,971,385
Unaffiliated investments, including repurchase agreements, at cost	$586,063,064	$427,966,086	$1,732,768,932	$959,850,366
Affiliated investments, at cost	—	$25,342,154	$73,370,824	$30,019,951
Foreign currency, at cost	$755,283	$1,375,561	$1,183,709	$536,378
Securities loaned, unaffiliated investments, at value	—	$21,990,597	$68,302,807	$28,462,697

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$88,714,796	—	$190,115,862
Shares outstanding	—	3,901,072	—	11,298,894
Net asset value, offering price and redemption price per share	—	$22.74	—	$16.83

Class NAV
Net assets	$806,388,960	$523,979,636	$1,942,225,321	$978,855,523
Shares outstanding	57,273,390	23,048,315	166,520,917	58,348,492
Net asset value, offering price and redemption price per share	$14.08	$22.73	$11.66	$16.78

117

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2018 (unaudited)

Assets	Mid Cap Stock Fund	Mid Value Fund	Multi-Index Lifestyle Aggressive Portfolio	Multi-Index Lifestyle Balanced Portfolio
Unaffiliated investments, at value	$1,560,252,132	$1,381,243,587	$100,863,638	$501,163,118
Affiliated investments, at value	102,647,003	72,530,982	205,859,870	384,416,970
Repurchase agreements, at value	5,200,000	—	—	—
Total investments, at value	1,668,099,135	1,453,774,569	306,723,508	885,580,088
Cash	60,163	—	—	—
Receivable for investments sold	9,483,215	1,071,941	—	318,298
Receivable for fund shares sold	—	77,109	397,663	683,855
Dividends and interest receivable	1,285,461	2,341,626	289	505
Receivable for securities lending income	117,893	23,990	—	23,820
Receivable due from advisor	—	—	762	—
Other assets	1,938,020	45,628	8,345	11,468
Total assets	1,680,983,887	1,457,334,863	307,130,567	886,618,034

Liabilities
Due to custodian	—	—	—	353,182
Payable for investments purchased	3,237,105	1,735,096	724,568	308,456
Payable for fund shares repurchased	6,100,682	50,083	227	158
Payable upon return of securities loaned	102,684,880	72,555,001	—	51,507,922
Payable to affiliates
Accounting and legal services fees	89,073	77,758	16,657	46,316
Transfer agent fees	—	—	27	42
Trustees’ fees	3,599	1,329	232	772
Other liabilities and accrued expenses	156,813	118,506	32,226	33,810
Total liabilities	112,272,152	74,537,773	773,937	52,250,658
Net assets	$1,568,711,735	$1,382,797,090	$306,356,630	$834,367,376

Net assets consist of
Paid-in capital	$1,093,878,306	$1,142,999,775	$275,741,341	$786,572,833
Undistributed net investment income (loss)	(3,851,178)	(749,255)	(243,475)	100,062
Accumulated undistributed net realized gain (loss) on investments	129,800,457	(1,376,825)	22,899,691	37,225,579
Net unrealized appreciation (depreciation) on investments	348,884,150	241,923,395	7,959,073	10,468,902
Net assets	$1,568,711,735	$1,382,797,090	$306,356,630	$834,367,376
Unaffiliated investments, including repurchase agreements, at cost	$1,217,068,424	$1,139,323,223	$90,063,072	$488,659,275
Affiliated investments, at cost	$102,652,613	$72,532,956	$208,701,363	$386,451,911
Securities loaned, unaffiliated investments, at value	$100,340,863	$70,998,374	—	$50,449,921

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	—	—	$3,393,715	$4,832,328
Shares outstanding	—	—	269,037	420,532
Net asset value, offering price and redemption price per share	—	—	$12.61	$11.49

Class 1
Net assets	$374,982,874	—	$302,962,915	$829,535,048
Shares outstanding	16,802,941	—	24,030,202	72,213,036
Net asset value, offering price and redemption price per share	$22.32	—	$12.61	$11.49

Class NAV
Net assets	$1,193,728,861	$1,382,797,090	—	—
Shares outstanding	52,984,111	85,636,938	—	—
Net asset value, offering price and redemption price per share	$22.53	$16.15	—	—

118

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2018 (unaudited)

Assets	Multi-Index Lifestyle Conservative Portfolio	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Moderate Portfolio	Real Estate Equity Fund
Investments in unaffiliated funds, at value	$132,990,345	$340,127,289	$171,438,298	$30,425,439
Investments in affiliated funds, at value	31,031,626	409,432,024	79,775,577	—
Total investments, at value	164,021,971	749,559,313	251,213,875	30,425,439
Receivable for investments sold	429,476	46	—	224,561
Receivable for fund shares sold	144	740,864	40	—
Dividends and interest receivable	304	486	169	247,255
Receivable for securities lending income	5,262	8,420	8,237	—
Receivable due from advisor	472	—	619	—
Other assets	5,414	10,817	8,103	9,793
Total assets	164,463,043	750,319,946	251,231,043	30,907,048

Liabilities
Due to custodian	406,090	—	—	—
Payable for investments purchased	27,152	1,324,759	123,402	—
Payable for fund shares repurchased	53,063	265	111,324	—
Payable upon return of securities loaned	12,868,008	22,089,740	19,359,584	—
Payable to affiliates
Accounting and legal services fees	8,364	40,148	12,802	9,153
Transfer agent fees	3	47	12	—
Trustees’ fees	124	652	187	343
Other liabilities and accrued expenses	32,138	33,442	32,049	26,827
Total liabilities	13,394,942	23,489,053	19,639,360	36,323
Net assets	$151,068,101	$726,830,893	$231,591,683	$30,870,725

Net assets consist of
Paid-in capital	$150,533,469	$669,351,325	$225,492,555	($38,297,302)
Undistributed net investment income (loss)	107,408	(264,506)	37,143	749,846
Accumulated undistributed net realized gain (loss) on investments	1,615,244	44,383,876	6,189,391	64,737,023
Net unrealized appreciation (depreciation) on investments	(1,188,020)	13,360,198	(127,406)	3,681,158
Net assets	$151,068,101	$726,830,893	$231,591,683	$30,870,725
Unaffiliated investments, including repurchase agreements, at cost	$134,266,770	$321,888,012	$170,997,220	$26,744,281
Affiliated investments, at cost	$30,943,221	$414,311,103	$80,344,061	—
Securities loaned, unaffiliated investments, at value	$12,603,692	$21,636,005	$18,961,928	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	$275,599	$5,715,166	$1,371,242	—
Shares outstanding	26,312	470,939	125,239	—
Net asset value, offering price and redemption price per share	$10.47	$12.14	$10.95	—

Class 1
Net assets	$150,792,502	$721,115,727	$230,220,441	—
Shares outstanding	14,400,174	59,487,677	21,031,366	—
Net asset value, offering price and redemption price per share	$10.47	$12.12	$10.95	—

Class NAV
Net assets	—	—	—	$30,870,725
Shares outstanding	—	—	—	3,365,075
Net asset value, offering price and redemption price per share	—	—	—	$9.17

119

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2018 (unaudited)

Assets	Real Estate Securities Fund	Science & Technology Fund	Small Cap Stock Fund	Small Company Growth Fund
Unaffiliated investments, at value	$397,568,062	$258,414,210	$233,575,151	$336,658,733
Affiliated investments, at value	715,729	10,814,756	17,788,409	—
Repurchase agreements, at value	—	984,000	1,200,000	—
Total investments, at value	398,283,791	270,212,966	252,563,560	336,658,733
Cash	—	859	26,169	—
Foreign currency, at value	—	253,100	5	—
Receivable for investments sold	2,613,854	3,963,811	692,406	2,482,258
Receivable for fund shares sold	—	—	—	117,146
Dividends and interest receivable	578,870	202,194	31,140	14,346
Receivable for securities lending income	263	2,660	26,314	—
Other assets	20,882	15,421	139,687	10,741
Total assets	401,497,660	274,651,011	253,479,281	339,283,224

Liabilities
Due to custodian	362,300	—	—	—
Payable for investments purchased	2,005,692	1,430,208	691,225	1,567,613
Payable for fund shares repurchased	1,513,283	1,810,463	204,954	16,686
Payable upon return of securities loaned	715,815	10,819,538	17,798,797	—
Payable to affiliates
Accounting and legal services fees	24,200	15,542	13,203	17,697
Trustees’ fees	934	1,145	324	304
Other liabilities and accrued expenses	59,934	45,059	47,650	39,688
Total liabilities	4,682,158	14,121,955	18,756,153	1,641,988
Net assets	$396,815,502	$260,529,056	$234,723,128	$337,641,236

Net assets consist of
Paid-in capital	$387,636,511	$161,385,901	$169,818,266	$268,002,568
Undistributed net investment income (loss)	995,223	(547,979)	(1,397,261)	(353,172)
Accumulated undistributed net realized gain (loss) on investments	(12,475,089)	38,878,923	11,799,360	71,440,643
Net unrealized appreciation (depreciation) on investments	20,658,857	60,812,211	54,502,763	(1,448,803)
Net assets	$396,815,502	$260,529,056	$234,723,128	$337,641,236
Unaffiliated investments, including repurchase agreements, at cost	$376,909,158	$198,603,173	$180,332,386	$338,107,536
Affiliated investments, at cost	$715,776	$10,815,231	$17,789,018	—
Foreign currency, at cost	—	$236,510	$4	—
Securities loaned, unaffiliated investments, at value	$693,863	$10,602,030	$17,430,475	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$396,815,502	—	—	—
Shares outstanding	35,566,854	—	—	—
Net asset value, offering price and redemption price per share	$11.16	—	—	—

Class NAV
Net assets	—	$260,529,056	$234,723,128	$337,641,236
Shares outstanding	—	47,786,361	22,923,470	16,760,951
Net asset value, offering price and redemption price per share	—	$5.45	$10.24	$20.14

120

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2018 (unaudited)

Assets	Small Company Value Fund	Strategic Equity Allocation Fund	U.S. Strategic Equity Allocation Fund
Unaffiliated investments, at value	$275,973,450	$7,513,913,341	$1,800,767,913
Affiliated investments, at value	10,616,987	74,096,310	16,240,380
Repurchase agreements, at value	—	15,530,000	19,090,000
Total investments, at value	286,590,437	7,603,539,651	1,836,098,293
Cash	—	1,113,223	2,019,256
Foreign currency, at value	—	6,976,456	—
Cash held at broker for futures contracts	—	23,140,063	4,150,000
Cash segregated at custodian for OTC derivative contracts	—	2,280,000	—
Receivable for investments sold	4,796,026	109,714,419	38,262,281
Receivable for fund shares sold	75,034	122,931	—
Dividends and interest receivable	196,263	17,660,536	3,108,400
Receivable for securities lending income	3,603	90,826	19,600
Other assets	11,887	277,715	69,139
Total assets	291,673,250	7,764,915,820	1,883,726,969

Liabilities
Payable for futures variation margin	—	5,302,811	311,950
Unrealized depreciation on forward foreign currency contracts	—	2,497,828	—
Payable for investments purchased	4,345,371	81,008,061	38,585,174
Payable for fund shares repurchased	602,626	36,485	—
Payable upon return of securities loaned	10,615,649	74,130,898	16,250,249
Payable to affiliates
Accounting and legal services fees	15,890	429,569	107,306
Trustees’ fees	363	12,207	2,825
Other liabilities and accrued expenses	41,974	807,086	176,672
Total liabilities	15,621,873	164,224,945	55,434,176
Net assets	$276,051,377	$7,600,690,875	$1,828,292,793

Net assets consist of
Paid-in capital	$177,047,341	$6,379,696,440	$1,487,886,885
Undistributed net investment income (loss)	108,011	(118,305)	3,273,503
Accumulated undistributed net realized gain (loss) on investments	(1,989,065)	394,560,254	151,596,025
Net unrealized appreciation (depreciation) on investments	100,885,090	826,552,486	185,536,380
Net assets	$276,051,377	$7,600,690,875	$1,828,292,793
Unaffiliated investments, including repurchase agreements, at cost	$175,088,080	$6,695,758,659	$1,634,316,520
Affiliated investments, at cost	$10,617,267	$74,100,714	$16,241,563
Foreign currency, at cost	—	$7,059,603	—
Securities loaned, unaffiliated investments, at value	$10,229,477	$71,743,771	$15,885,430

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$76,967,929	—	—
Shares outstanding	2,820,441	—	—
Net asset value, offering price and redemption price per share	$27.29	—	—

Class NAV
Net assets	$199,083,448	$7,600,690,875	$1,828,292,793
Shares outstanding	7,304,653	584,753,980	151,721,122
Net asset value, offering price and redemption price per share	$27.25	$13.00	$12.05

121

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the six months ended February 28, 2018 (unaudited)

Investment income	Capital Appreciation Fund	Capital Appreciation Value Fund	Global Real Estate Fund	Health Sciences Fund
Dividends	$6,867,635	$9,381,407	$3,970,234	$1,162,006
Interest	37,261	9,289,672	3,990	12,255
Securities lending	60,190	47,348	15,489	—
Less foreign taxes withheld	(29,454)	(78,254)	(104,487)	(4,370)
Total investment income	6,935,632	18,640,173	3,885,226	1,169,891

Expenses
Investment management fees	6,286,915	7,579,351	1,035,866	1,652,097
Class 1 distribution and service fees	152,070	—	—	—
Accounting and legal services fees	147,929	153,257	16,346	26,519
Professional fees	37,927	43,728	14,200	29,878
Printing and postage	3,439	3,741	4,155	3,175
Custodian fees	112,630	130,965	58,038	16,828
Trustees’ fees	13,947	13,790	2,533	460
Other	40,206	24,654	10,584	6,487
Total expenses before reductions	6,795,063	7,949,486	1,141,722	1,735,444
Less expense reductions	(75,947)	(386,493)	(9,770)	(98,854)
Net expenses	6,719,116	7,562,993	1,131,952	1,636,590
Net investment income (loss)	216,516	11,077,180	2,753,274	(466,699)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	223,604,404	111,570,342	2,592,692	12,719,833
Redemption in kind	—	—	23,033,370	—
Affiliated investments	5,324	—	—	—
Written options	—	96,816	—	—
	223,609,728	111,667,158	25,626,062	12,719,833

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	46,556,382	(39,199,082)	(30,568,612)	7,744,630
Affiliated investments	(122)	305	(89)	—
Written options	—	3,748,927	—	—
	46,556,260	(35,449,850)	(30,568,701)	7,744,630
Net realized and unrealized gain (loss)	270,165,988	76,217,308	(4,942,639)	20,464,463

Increase (decrease) in net assets from operations	$270,382,504	$87,294,488	($2,189,365)	$19,997,764

122

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the six months ended February 28, 2018 (unaudited)

Investment income	International Growth Stock Fund	International Small Cap Fund	International Strategic Equity Allocation Fund	International Value Fund
Dividends	$5,250,214	$4,550,584	$18,904,594	$9,229,499
Interest	280,892	146,653	273,055	170,318
Securities lending	—	548,045	310,713	130,022
Less foreign taxes withheld	(364,212)	(360,194)	(1,619,305)	(736,290)
Total investment income	5,166,894	4,885,088	17,869,057	8,793,549

Expenses
Investment management fees	3,255,876	2,989,259	6,369,412	4,805,202
Class 1 distribution and service fees	—	22,206	—	50,745
Accounting and legal services fees	67,541	51,101	168,230	98,777
Professional fees	38,735	32,155	63,239	45,003
Printing and postage	4,363	6,384	6,682	4,765
Custodian fees	160,310	133,397	369,948	206,384
Trustees’ fees	7,952	4,282	16,728	11,121
Other	13,724	10,261	44,207	19,756
Total expenses before reductions	3,548,501	3,249,045	7,038,446	5,241,753
Less expense reductions	(34,969)	(26,403)	(1,317,383)	(51,018)
Net expenses	3,513,532	3,222,642	5,721,063	5,190,735
Net investment income	1,653,362	1,662,446	12,147,994	3,602,814

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	10,606,353	40,103,609	184,157,703	4,284,064
Affiliated investments	—	(3,652)	(15,934)	(5,448)
Futures contracts	—	—	3,251,043	—
	10,606,353	40,099,957	187,392,812	4,278,616

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	24,153,789	8,128,047	(74,178,934)	21,826,190
Affiliated investments	—	(3,975)	(345)	(115)
Futures contracts	—	—	(3,348,222)	—
	24,153,789	8,124,072	(77,527,501)	21,826,075
Net realized and unrealized gain (loss)	34,760,142	48,224,029	109,865,311	26,104,691

Increase (decrease) in net assets from operations	$36,413,504	$49,886,475	$122,013,305	$29,707,505

123

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the six months ended February 28, 2018 (unaudited)

Investment income	Mid Cap Stock Fund	Mid Value Fund	Multi-Index Lifestyle Aggressive Portfolio	Multi-Index Lifestyle Balanced Portfolio
Dividends	$3,220,383	$11,247,246	$1,010,457	$6,919,579
Income distributions received from affiliated funds	—	—	3,465,461	5,825,054
Interest	154,081	624,350	1,462	6,128
Securities lending	236,793	99,495	—	23,851
Less foreign taxes withheld	(23,083)	(67,374)	—	—
Total investment income	3,588,174	11,903,717	4,477,380	12,774,612

Expenses
Investment management fees	6,667,136	6,435,312	264,368	1,238,707
Class 1 distribution and service fees	92,983	—	69,773	197,601
Transfer agent fees	—	—	47	97
Accounting and legal services fees	131,595	112,274	23,507	66,102
State registration fees	—	—	1,331	1,486
Professional fees	42,621	33,177	19,403	23,844
Printing and postage	3,960	3,432	4,406	4,407
Custodian fees	96,744	87,374	14,685	14,685
Trustees’ fees	13,590	7,919	2,657	7,085
Other	30,715	13,342	5,264	6,398
Total expenses before reductions	7,079,344	6,692,830	405,441	1,560,412
Less expense reductions	(68,024)	(365,955)	(762)	—
Net expenses	7,011,320	6,326,875	404,679	1,560,412
Net investment income (loss)	(3,423,146)	5,576,842	4,072,701	11,214,200

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	149,660,927	16,020,811	2,197,664	1,970,424
Affiliated investments	(11,352)	(7,575)	(116,393)	(120,864)
Capital gain distributions received from unaffiliated funds	—	—	—	29,399
Capital gain distributions received from affiliated funds	—	—	25,135,025	42,249,183
	149,649,575	16,013,236	27,216,296	44,128,142

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	21,455,650	65,871,599	3,622,520	(2,653,916)
Affiliated investments	(7,763)	(1,264)	(13,653,009)	(22,047,459)
	21,447,887	65,870,335	(10,030,489)	(24,701,375)
Net realized and unrealized gain (loss)	171,097,462	81,883,571	17,185,807	19,426,767

Increase (decrease) in net assets from operations	$167,674,316	$87,460,413	$21,258,508	$30,640,967

124

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the six months ended February 28, 2018 (unaudited)

Investment income	Multi-Index Lifestyle Conservative Portfolio	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Moderate Portfolio	Real Estate Equity Fund
Dividends	$1,920,935	$4,289,754	$2,454,190	$3,867,446
Non-cash dividends	—	—	—	587,365
Income distributions received from affiliated funds	326,731	6,718,706	1,069,728	—
Interest	2,088	4,329	2,323	33,580
Securities lending	5,262	8,420	8,237	—
Total investment income	2,255,016	11,021,209	3,534,478	4,488,391

Expenses
Investment management fees	313,277	863,530	410,006	931,883
Class 1 distribution and service fees	35,821	170,407	54,606	—
Transfer agent fees	19	124	53	—
Accounting and legal services fees	11,926	57,122	18,243	15,056
State registration fees	1,254	1,483	1,483	—
Professional fees	18,592	22,863	18,927	8,186
Printing and postage	4,406	4,407	4,406	3,177
Custodian fees	14,685	14,685	14,685	12,525
Trustees’ fees	1,365	6,213	2,138	2,742
Other	4,569	6,467	5,100	7,103
Total expenses before reductions	405,914	1,147,301	529,647	980,672
Less expense reductions	(20,771)	—	(9,676)	(50,244)
Net expenses	385,143	1,147,301	519,971	930,428
Net investment income (loss)	1,869,873	9,873,908	3,014,507	3,557,963

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	99,191	3,072,193	27,545	1,995,714
Affiliated investments	141,886	(152,985)	44,005	—
Redemption in kind	—	—	—	92,388,512
Capital gain distributions received from unaffiliated funds	18,718	13,061	18,113	—
Capital gain distributions received from affiliated funds	2,369,781	48,730,848	7,758,747	—
	2,629,576	51,663,117	7,848,410	94,384,226

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(3,501,261)	3,236,232	(3,038,994)	(108,704,286)
Affiliated investments	(1,364,976)	(25,774,087)	(4,121,160)	—
	(4,866,237)	(22,537,855)	(7,160,154)	(108,704,286)
Net realized and unrealized gain (loss)	(2,236,661)	29,125,262	688,256	(14,320,060)

Increase (decrease) in net assets from operations	($366,788)	$38,999,170	$3,702,763	($10,762,097)

125

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the six months ended February 28, 2018 (unaudited)

Investment income	Real Estate Securities Fund	Science & Technology Fund	Small Cap Stock Fund	Small Company Growth Fund
Dividends	$8,813,270	$876,221	$679,073	$980,156
Interest	3,416	111,066	13,752	23,899
Securities lending	2,573	14,730	62,636	14,613
Less foreign taxes withheld	—	(13,379)	—	—
Total investment income	8,819,259	988,638	755,461	1,018,668

Expenses
Investment management fees	1,609,824	1,510,816	1,190,006	1,272,987
Class 1 distribution and service fees	114,987	—	—	—
Accounting and legal services fees	37,211	23,933	19,539	23,761
Professional fees	33,888	24,331	29,192	57,604
Printing and postage	3,423	3,178	3,797	3,168
Custodian fees	26,226	32,787	14,046	15,972
Trustees’ fees	3,621	2,287	1,997	2,242
Other	22,035	9,894	7,239	7,603
Total expenses before reductions	1,851,215	1,607,226	1,265,816	1,383,337
Less expense reductions	(19,509)	(70,609)	(10,068)	(11,497)
Net expenses	1,831,706	1,536,617	1,255,748	1,371,840
Net investment income (loss)	6,987,553	(547,979)	(500,287)	(353,172)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(4,806,256)	67,712,513	16,282,433	75,519,300
Affiliated investments	92	(1,315)	(2,819)	(1,743)
Forward foreign currency contracts	—	7,619	—	—
	(4,806,164)	67,718,817	16,279,614	75,517,557

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(40,338,429)	(15,799,843)	11,094,006	(63,181,495)
Affiliated investments	181	(140)	(425)	582
	(40,338,248)	(15,799,983)	11,093,581	(63,180,913)
Net realized and unrealized gain (loss)	(45,144,412)	51,918,834	27,373,195	12,336,644

Increase (decrease) in net assets from operations	($38,156,859)	$51,370,855	$26,872,908	$11,983,472

126

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the six months ended February 28, 2018 (unaudited)

Investment income	Small Company Value Fund	Strategic Equity Allocation Fund	U.S. Strategic Equity Allocation Fund
Dividends	$2,144,265	$68,656,383	$17,024,008
Interest	28,576	765,717	149,852
Securities lending	27,010	727,746	174,315
Less foreign taxes withheld	(3,030)	(2,663,336)	(992)
Total investment income	2,196,821	67,486,510	17,347,183

Expenses
Investment management fees	1,461,346	23,785,075	6,042,983
Class 1 distribution and service fees	20,577	—	—
Accounting and legal services fees	23,086	632,368	159,365
Professional fees	22,288	109,296	50,869
Printing and postage	3,435	3,363	11,003
Custodian fees	17,028	830,205	128,775
Trustees’ fees	2,037	61,312	28,452
Other	7,211	94,926	20,665
Total expenses before reductions	1,557,008	25,516,545	6,442,112
Less expense reductions	(87,596)	(4,919,419)	(1,249,861)
Net expenses	1,469,412	20,597,126	5,192,251
Net investment income (loss)	727,409	46,889,384	12,154,932

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,198,705	855,936,158	199,187,684
Affiliated investments	(1,224)	(13,291)	(3,572)
Futures contracts	—	25,134,927	7,452,345
Forward foreign currency contracts	—	486,862	—
	5,197,481	881,544,656	206,636,457

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	7,537,164	(278,266,163)	(18,574,844)
Affiliated investments	(125)	(964)	(111)
Futures contracts	—	(9,653,798)	(959,442)
Forward foreign currency contracts	—	(2,497,828)	—
	7,537,039	(290,418,753)	(19,534,397)
Net realized and unrealized gain (loss)	12,734,520	591,125,903	187,102,060

Increase (decrease) in net assets from operations	$13,461,929	$638,015,287	$199,256,992

127

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Capital Appreciation Fund		Capital Appreciation Value Fund		Global Real Estate Fund
Increase (decrease) in net assets	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17
From operations
Net investment income (loss)	$216,516	$1,846,174	$11,077,180	$29,895,420	$2,753,274	$4,564,407
Net realized gain (loss)	223,609,728	325,456,429	111,667,158	169,436,579	25,626,062	11,453,350
Change in net unrealized appreciation (depreciation)	46,556,260	99,319,427	(35,449,850)	8,531,469	(30,568,701)	(14,438,414)
Increase (decrease) in net assets resulting from operations	270,382,504	426,622,030	87,294,488	207,863,468	(2,189,365)	1,579,343
Distributions to shareholders
From net investment income
Class 1	(413,971)	(335,780)	—	—	—	—
Class NAV	(1,309,672)	(1,426,495)	(25,903,482)	(34,666,083)	(3,648,069)	(10,272,101)
From net realized gain
Class 1	(122,735,798)	(59,182,847)	—	—	—	—
Class NAV	(235,231,678)	(145,033,287)	(167,496,641)	(67,805,945)	—	—
Total distributions	(359,691,119)	(205,978,409)	(193,400,123)	(102,472,028)	(3,648,069)	(10,272,101)
From fund share transactions	95,027,416	(380,329,544)	77,171,388	(325,748,742)	(188,415,945)	25,997,274
Total increase (decrease)	5,718,801	(159,685,923)	(28,934,247)	(220,357,302)	(194,253,379)	17,304,516

Net assets
Beginning of period	1,804,449,197	1,964,135,120	1,880,415,190	2,100,772,492	239,635,168	222,330,652
End of period	$1,810,167,998	$1,804,449,197	$1,851,480,943	$1,880,415,190	$45,381,789	$239,635,168

Undistributed net investment income (loss)	$215,727	$1,722,854	$1,112,564	$15,938,866	($3,977,977)	($3,083,182)

	Health Sciences Fund		International Growth Stock Fund		International Small Cap Fund
Increase (decrease) in net assets	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17
From operations
Net investment income (loss)	($466,699)	($461,122)	$1,653,362	$13,157,351	$1,662,446	$8,374,843
Net realized gain (loss)	12,719,833	47,502,224	10,606,353	9,765,563	40,099,957	29,521,333
Change in net unrealized appreciation (depreciation)	7,744,630	(20,835,408)	24,153,789	87,634,318	8,124,072	83,432,769
Increase (decrease) in net assets resulting from operations	19,997,764	26,205,694	36,413,504	110,557,232	49,886,475	121,328,945
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(987,038)	(1,135,947)
Class NAV	—	—	(20,790,426)	(12,870,075)	(6,306,166)	(8,507,122)
From net realized gain
Class NAV	(53,030,597)	(50,343,681)	—	—	—	—
Total distributions	(53,030,597)	(50,343,681)	(20,790,426)	(12,870,075)	(7,293,204)	(9,643,069)
From fund share transactions	27,461,505	128,316,247	(29,953,623)	(56,735,020)	(47,598,659)	(107,940,564)
Total increase (decrease)	(5,571,328)	104,178,260	(14,330,545)	40,952,137	(5,005,388)	3,745,312

Net assets
Beginning of period	320,384,956	216,206,696	820,719,505	779,767,368	617,699,820	613,954,508
End of period	$314,813,628	$320,384,956	$806,388,960	$820,719,505	$612,694,432	$617,699,820

Undistributed net investment income (loss)	($568,263)	($101,564)	($11,350,653)	$7,786,411	$341,260	$5,972,018

128

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	International Strategic Equity Allocation Fund		International Value Fund		Mid Cap Stock Fund
Increase (decrease) in net assets	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17[1]	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17
From operations
Net investment income (loss)	$12,147,994	$38,700,884	$3,602,814	$27,947,388	($3,423,146)	($2,011,833)
Net realized gain (loss)	187,392,812	35,364,878	4,278,616	22,110,260	149,649,575	162,136,217
Change in net unrealized appreciation (depreciation)	(77,527,501)	273,793,664	21,826,075	178,078,000	21,447,887	104,637,805
Increase (decrease) in net assets resulting from operations	122,013,305	347,859,426	29,707,505	228,135,648	167,674,316	264,762,189
Distributions to shareholders
From net investment income
Class 1	—	—	(4,629,635)	(4,346,857)	—	—
Class NAV	(48,834,637)	(4,972,148)	(23,439,685)	(30,949,632)	—	—
From net realized gain
Class 1	—	—	—	—	(34,657,303)	(1,560,989)
Class NAV	(86,313,353)	(1,738,059)	—	—	(110,968,977)	(5,661,822)
Total distributions	(135,147,990)	(6,710,207)	(28,069,320)	(35,296,489)	(145,626,280)	(7,222,811)
From fund share transactions	(93,429,477)	1,707,640,264	(25,966,193)	(532,970,789)	(63,702,053)	(133,808,661)
Total increase (decrease)	(106,564,162)	2,048,789,483	(24,328,008)	(340,131,630)	(41,654,017)	123,730,717

Net assets
Beginning of period	2,048,789,483	—	1,193,299,393	1,533,431,023	1,610,365,752	1,486,635,035
End of period	$1,942,225,321	$2,048,789,483	$1,168,971,385	$1,193,299,393	$1,568,711,735	$1,610,365,752

Undistributed net investment income (loss)	($2,976,391)	$33,710,252	($2,044,296)	$22,422,210	($3,851,178)	($428,032)

1 Period from 10-17-16 (commencement of operations) to 8-31-17.

	Mid Value Fund		Multi-Index Lifestyle Aggressive Portfolio		Multi-Index Lifestyle Balanced Portfolio
Increase (decrease) in net assets	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17
From operations
Net investment income (loss)	$5,576,842	$8,850,487	$4,072,701	$2,322,701	$11,214,200	$9,706,392
Net realized gain (loss)	16,013,236	85,090,430	27,216,296	8,243,001	44,128,142	15,045,690
Change in net unrealized appreciation (depreciation)	65,870,335	(5,263,145)	(10,030,489)	15,245,931	(24,701,375)	25,006,951
Increase (decrease) in net assets resulting from operations	87,460,413	88,677,772	21,258,508	25,811,633	30,640,967	49,759,033
Distributions to shareholders
From net investment income
Class R6	—	—	(17,845)	(2,297)	(34,598)	(2,347)
Class 1	—	—	(4,498,431)	(2,226,925)	(12,052,898)	(9,313,083)
Class NAV	(10,768,549)	(7,324,173)	—	—	—	—
From net realized gain
Class R6	—	—	(44,293)	(1,983)	(66,696)	(973)
Class 1	—	—	(11,432,597)	(1,957,132)	(19,912,911)	(3,694,184)
Class NAV	(65,769,230)	(71,236,452)	—	—	—	—
Total distributions	(76,537,779)	(78,560,625)	(15,993,166)	(4,188,337)	(32,067,103)	(13,010,587)
From fund share transactions	147,378,421	292,449,349	55,867,240	118,513,154	116,954,459	332,433,289
Total increase (decrease)	158,301,055	302,566,496	61,132,582	140,136,450	115,528,323	369,181,735

Net assets
Beginning of period	1,224,496,035	921,929,539	245,224,048	105,087,598	718,839,053	349,657,318
End of period	$1,382,797,090	$1,224,496,035	$306,356,630	$245,224,048	$834,367,376	$718,839,053

Undistributed net investment income (loss)	($749,255)	$4,442,452	($243,475)	$200,100	$100,062	$973,358

129

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Multi-Index Lifestyle Conservative Portfolio		Multi-Index Lifestyle Growth Portfolio		Multi-Index Lifestyle Moderate Portfolio
Increase (decrease) in net assets	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17
From operations
Net investment income (loss)	$1,869,873	$2,109,667	$9,873,908	$7,146,836	$3,014,507	$2,883,242
Net realized gain (loss)	2,629,576	1,116,341	51,663,117	17,010,024	7,848,410	2,322,240
Change in net unrealized appreciation (depreciation)	(4,866,237)	1,003,846	(22,537,855)	29,260,376	(7,160,154)	4,752,162
Increase (decrease) in net assets resulting from operations	(366,788)	4,229,854	38,999,170	53,417,236	3,702,763	9,957,644
Distributions to shareholders
From net investment income
Class R6	(4,518)	(5,570)	(41,541)	(13,475)	(16,215)	(12,038)
Class 1	(2,124,551)	(1,979,763)	(11,993,755)	(6,206,406)	(3,389,091)	(2,670,595)
From net realized gain
Class R6	(2,985)	(1,488)	(77,719)	(8,164)	(17,239)	(3,018)
Class 1	(1,441,009)	(491,666)	(22,812,765)	(3,844,555)	(3,281,187)	(647,491)
Total distributions	(3,573,063)	(2,478,487)	(34,925,780)	(10,072,600)	(6,703,732)	(3,333,142)
From fund share transactions	24,854,746	53,690,780	111,178,130	290,851,823	36,050,131	103,070,574
Total increase (decrease)	20,914,895	55,442,147	115,251,520	334,196,459	33,049,162	109,695,076

Net assets
Beginning of period	130,153,206	74,711,059	611,579,373	277,382,914	198,542,521	88,847,445
End of period	$151,068,101	$130,153,206	$726,830,893	$611,579,373	$231,591,683	$198,542,521

Undistributed net investment income (loss)	$107,408	$366,604	($264,506)	$1,896,882	$37,143	$427,942

	Real Estate Equity Fund		Real Estate Securities Fund		Science & Technology Fund
Increase (decrease) in net assets	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17
From operations
Net investment income (loss)	$3,557,963	$2,686,777	$6,987,553	$11,807,990	($547,979)	($831,886)
Net realized gain (loss)	94,384,226	8,689,030	(4,806,164)	30,344,013	67,718,817	199,157,281
Change in net unrealized appreciation (depreciation)	(108,704,286)	(18,023,991)	(40,338,248)	(53,791,747)	(15,799,983)	(42,294,039)
Increase (decrease) in net assets resulting from operations	(10,762,097)	(6,648,184)	(38,156,859)	(11,639,744)	51,370,855	156,031,356
Distributions to shareholders
From net investment income
Class 1	—	—	(5,992,330)	(20,672,063)	—	—
Class NAV	(2,808,117)	(4,307,084)	—	—	—	(1,244,469)
From net realized gain
Class 1	—	—	(25,590,309)	(45,093,392)	—	—
Class NAV	(7,144,253)	(24,541,165)	—	—	(190,090,318)	(55,294,192)
Total distributions	(9,952,370)	(28,848,249)	(31,582,639)	(65,765,455)	(190,090,318)	(56,538,661)
From fund share transactions	(170,772,546)	37,426,430	(35,599,725)	(85,193,001)	43,909,872	(510,462,148)
Total increase (decrease)	(191,487,013)	1,929,997	(105,339,223)	(162,598,200)	(94,809,591)	(410,969,453)

Net assets
Beginning of period	222,357,738	220,427,741	502,154,725	664,752,925	355,338,647	766,308,100
End of period	$30,870,725	$222,357,738	$396,815,502	$502,154,725	$260,529,056	$355,338,647

Undistributed net investment income (loss)	$749,846	—	$995,223	—	($547,979)	—

130

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Small Cap Stock Fund		Small Company Growth Fund		Small Company Value Fund
Increase (decrease) in net assets	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17
From operations
Net investment income (loss)	($500,287)	($894,769)	($353,172)	($567,372)	$727,409	$1,161,812
Net realized gain (loss)	16,279,614	21,769,592	75,517,557	17,801,252	5,197,481	33,482,359
Change in net unrealized appreciation (depreciation)	11,093,581	16,071,111	(63,180,913)	14,622,086	7,537,039	(35,173)
Increase (decrease) in net assets resulting from operations	26,872,908	36,945,934	11,983,472	31,855,966	13,461,929	34,608,998
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(228,734)	(700,493)
Class NAV	—	—	—	—	(645,291)	(1,158,535)
From net realized gain
Class 1	—	—	—	—	(8,942,989)	(10,193,313)
Class NAV	(5,928,321)	—	(16,916,044)	(11,370,175)	(21,735,058)	(15,946,691)
Total distributions	(5,928,321)	—	(16,916,044)	(11,370,175)	(31,552,072)	(27,999,032)
From fund share transactions	(24,224,814)	(1,999,817)	113,231,323	29,750,842	42,407,540	(24,267,486)
Total increase (decrease)	(3,280,227)	34,946,117	108,298,751	50,236,633	24,317,397	(17,657,520)

Net assets
Beginning of period	238,003,355	203,057,238	229,342,485	179,105,852	251,733,980	269,391,500
End of period	$234,723,128	$238,003,355	$337,641,236	$229,342,485	$276,051,377	$251,733,980

Undistributed net investment income (loss)	($1,397,261)	($896,974)	($353,172)	—	$108,011	$254,627

	Strategic Equity Allocation Fund		U.S. Strategic Equity Allocation Fund
Increase (decrease) in net assets	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17
From operations
Net investment income (loss)	$46,889,384	$129,160,078	$12,154,932	$22,750,272
Net realized gain (loss)	881,544,656	748,662,197	206,636,457	32,275,827
Change in net unrealized appreciation (depreciation)	(290,418,753)	273,439,812	(19,534,397)	205,070,777
Increase (decrease) in net assets resulting from operations	638,015,287	1,151,262,087	199,256,992	260,096,876
Distributions to shareholders
From net investment income
Class NAV	(135,027,969)	(122,909,561)	(25,755,420)	(5,881,152)
From net realized gain
Class NAV	(979,359,364)	(510,291,738)	(87,315,949)	—
Total distributions	(1,114,387,333)	(633,201,299)	(113,071,369)	(5,881,152)
From fund share transactions	440,618,017	(20,430,003)	(213,091,313)	1,700,982,759
Total increase (decrease)	(35,754,029)	497,630,785	(126,905,690)	1,955,198,483

Net assets
Beginning of period	7,636,444,904	7,138,814,119	1,955,198,483	—
End of period	$7,600,690,875	$7,636,444,904	$1,828,292,793	$1,955,198,483

Undistributed net investment income (loss)	($118,305)	$88,020,280	$3,273,503	$16,873,991

131

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Fund
CLASS 1
02-28-2018[3]	18.56	—	[4]	2.70	2.70	(0.01)	(4.02)	—	(4.03)	17.23	16.13	[5]	0.79	[6]	0.78	[6]	—	[6]	653	22
08-31-2017	16.60	0.01		3.89	3.90	(0.01)	(1.93)	—	(1.94)	18.56	26.53		0.79		0.78		0.07		582	45
08-31-2016	18.12	0.01		0.83	0.84	— [4]	(2.36)	—	(2.36)	16.60	4.41		0.79		0.78		0.05		551	32
08-31-2015	18.30	—	[4]	1.22	1.22	—	(1.40)	—	(1.40)	18.12	7.01		0.78		0.77		0.01		588	33
08-31-2014	15.07	—	[4]	4.19	4.19	(0.01)	(0.95)	—	(0.96)	18.30	28.39		0.78		0.78		(0.02)		588	45
08-31-2013	12.87	0.04		2.20	2.24	(0.04)	—	—	(0.04)	15.07	17.44		0.79		0.78		0.27		507	44
CLASS NAV
02-28-2018[3]	18.60	—	[4]	2.71	2.71	(0.02)	(4.02)	—	(4.04)	17.27	16.14	[5]	0.74	[6]	0.73	[6]	0.04	[6]	1,157	22
08-31-2017	16.63	0.02		3.90	3.92	(0.02)	(1.93)	—	(1.95)	18.60	26.62		0.74		0.73		0.11		1,222	45
08-31-2016	18.15	0.02		0.83	0.85	(0.01)	(2.36)	—	(2.37)	16.63	4.45		0.74		0.73		0.10		1,413	32
08-31-2015	18.32	0.01		1.22	1.23	—	(1.40)	—	(1.40)	18.15	7.06		0.73		0.72		0.06		1,519	33
08-31-2014	15.08	0.01		4.20	4.21	(0.02)	(0.95)	—	(0.97)	18.32	28.49		0.73		0.73		0.03		1,781	45
08-31-2013	12.89	0.05		2.18	2.23	(0.04)	—	—	(0.04)	15.08	17.39		0.74		0.73		0.33		1,406	44
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized.

Capital Appreciation Value Fund
CLASS NAV
02-28-2018[3]	12.26	0.07		0.50	0.57	(0.18)	(1.14)	—	(1.32)	11.51	4.70	[4]	0.85	[5]	0.81	[5]	1.19	[5]	1,851	45
08-31-2017	11.62	0.18		1.06	1.24	(0.20)	(0.40)	—	(0.60)	12.26	11.26		0.85		0.81		1.51		1,880	61
08-31-2016	11.86	0.16		1.03	1.19	(0.18)	(1.25)	—	(1.43)	11.62	10.94		0.85		0.81		1.39		2,101	64
08-31-2015	12.70	0.14		0.59	0.73	(0.17)	(1.40)	—	(1.57)	11.86	5.90		0.84		0.80		1.22		2,000	90
08-31-2014	12.41	0.16		1.88	2.04	(0.18)	(1.57)	—	(1.75)	12.70	17.68		0.85		0.81		1.25		1,987	63
08-31-2013	11.22	0.14		1.62	1.76	(0.16)	(0.41)	—	(0.57)	12.41	16.37		0.84		0.80		1.21		1,770	83
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized.

Global Real Estate Fund
CLASS NAV
02-28-2018[3]	9.69	0.12	[9]	(0.37)	(0.25)	(0.15)	—	—	(0.15)	9.29	(2.51)[4]		0.99	[5]	0.98	[5]	2.41	[5,9]	45	67	[8]
08-31-2017	10.17	0.19		(0.22)	(0.03)	(0.45)	—	—	(0.45)	9.69	0.17		0.99		0.99		2.07		240	124
08-31-2016	8.80	0.25	[6]	1.33	1.58	(0.21)	—	—	(0.21)	10.17	18.27		0.94	[7]	0.93	[7]	2.70	[6]	222	118
08-31-2015	9.39	0.15		(0.51)	(0.36)	(0.23)	—	—	(0.23)	8.80	(3.96)		0.98		0.97		1.62		287	139
08-31-2014	8.15	0.17		1.41	1.58	(0.34)	—	—	(0.34)	9.39	19.95		1.02		1.01		1.92		339	97
08-31-2013	7.93	0.15		0.36	0.51	(0.29)	—	—	(0.29)	8.15	6.42		1.00		0.99		1.79		294	109
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.06 and 0.66%, respectively. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%. 8. Excludes in-kind transactions. 9. Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.

Health Sciences Fund
CLASS NAV
02-28-2018[3]	5.01	(0.01)		0.29	0.28	—	(0.85)	—	(0.85)	4.44	6.25	[4]	1.09	[5]	1.03	[5]	(0.29)[5]		315	26
08-31-2017	5.59	(0.01)		0.74	0.73	—	(1.31)	—	(1.31)	5.01	18.48		1.14		1.07		(0.27)		320	131
08-31-2016	18.69	(0.03)		(0.64)	(0.67)	(0.02)	(12.41)	—	(12.43)	5.59	(8.77)		1.10		1.04		(0.32)		216	46
08-31-2015	20.26	0.01		4.41	4.42	—	(5.99)	—	(5.99)	18.69	26.42		0.99		0.94		0.06		368	44
08-31-2014	17.77	(0.08)		6.02	5.94	—	(3.45)	—	(3.45)	20.26	37.34		1.04		0.99		(0.45)		620	61
08-31-2013	13.70	(0.06)		4.61	4.55	—	(0.48)	—	(0.48)	17.77	34.29		1.08		1.03		(0.39)		545	42
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized.

International Growth Stock Fund
CLASS NAV
02-28-2018[3]	13.83	0.03	[6]	0.58	0.61	(0.36)	—	—	(0.36)	14.08	4.43	[4]	0.86	[5]	0.85	[5]	0.40	[5,6]	806	14
08-31-2017	12.53	0.19		1.29	1.48	(0.18)	—	—	(0.18)	13.83	12.02		0.85		0.84		1.50		821	37
08-31-2016	12.31	0.19		0.40	0.59	(0.16)	(0.21)	—	(0.37)	12.53	4.80		0.85		0.85		1.59		780	23
08-31-2015	14.25	0.20		(1.51)	(1.31)	(0.25)	(0.38)	—	(0.63)	12.31	(9.39)		0.88		0.87		1.49		751	22
08-31-2014	12.14	0.23		2.09	2.32	(0.21)	—	—	(0.21)	14.25	19.26		0.92		0.92		1.68		690	26
08-31-2013	10.89	0.16		1.20	1.36	(0.11)	—	—	(0.11)	12.14	12.53		0.92		0.92		1.37		631	25
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.

132

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Cap Fund
CLASS 1
02-28-2018[3]	21.25	0.06 [7]	1.68	1.74	(0.25)	—	—	(0.25)	22.74	8.23	[4]	1.09	[5]	1.08	[5]	0.50 [5,7]	89	15
08-31-2017	17.74	0.25	3.53	3.78	(0.27)	—	—	(0.27)	21.25	21.75		1.10		1.09		1.36	88	20
08-31-2016	18.03	0.24	(0.36)	(0.12)	(0.17)	—	—	(0.17)	17.74	(0.69)		1.06	[6]	1.05	[6]	1.30	78	42
08-31-2015	19.47	0.21	(1.55)	(1.34)	(0.10)	—	—	(0.10)	18.03	(6.89)		1.09		1.09		1.14	98	29
08-31-2014	16.87	0.16	2.71	2.87	(0.27)	—	—	(0.27)	19.47	17.10		1.14		1.14		0.84	116	23
08-31-2013	14.22	0.25	2.65	2.90	(0.25)	—	—	(0.25)	16.87	20.57		1.19		1.18		1.52	109	29
CLASS NAV
02-28-2018[3]	21.25	0.06 [7]	1.68	1.74	(0.26)	—	—	(0.26)	22.73	8.23	[4]	1.04	[5]	1.03	[5]	0.54 [5,7]	524	15
08-31-2017	17.74	0.26	3.53	3.79	(0.28)	—	—	(0.28)	21.25	21.82		1.05		1.04		1.39	530	20
08-31-2016	18.03	0.25	(0.36)	(0.11)	(0.18)	—	—	(0.18)	17.74	(0.64)		1.01	[6]	1.00	[6]	1.39	536	42
08-31-2015	19.46	0.23	(1.55)	(1.32)	(0.11)	—	—	(0.11)	18.03	(6.79)		1.04		1.04		1.24	696	29
08-31-2014	16.86	0.17	2.71	2.88	(0.28)	—	—	(0.28)	19.46	17.17		1.09		1.09		0.89	581	23
08-31-2013	14.22	0.25	2.65	2.90	(0.26)	—	—	(0.26)	16.86	20.56		1.14		1.13		1.55	512	29
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%. 7. Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.

International Strategic Equity Allocation Fund
CLASS NAV
02-28-2018[3]	11.78	0.07 [7]	0.62	0.69	(0.29)	(0.52)	—	(0.81)	11.66	5.89	[4]	0.68	[5]	0.56	[5]	1.18 [5,7]	1,942	49
08-31-2017[6]	10.00	0.23	1.59	1.82	(0.03)	(0.01)	—	(0.04)	11.78	18.26	[4]	0.69	[5]	0.56	[5]	2.43 [5]	2,049	112
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 10-17-16 (commencement of operations) to 8-31-17. 7. Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.

International Value Fund
CLASS 1
02-28-2018[3]	16.82	0.05 [6]	0.35	0.40	(0.39)	—	—	(0.39)	16.83	2.37	[4]	0.91	[5]	0.91	[5]	0.56 [5,6]	190	13
08-31-2017	14.80	0.29	2.09	2.38	(0.36)	—	—	(0.36)	16.82	16.35		0.91		0.90		1.85	206	31
08-31-2016	14.53	0.29	0.25	0.54	(0.27)	—	—	(0.27)	14.80	3.86		0.90		0.90		2.06	186	24
08-31-2015	18.11	0.26	(3.42)	(3.16)	(0.42)	—	—	(0.42)	14.53	(17.54)		0.93		0.92		1.62	205	32
08-31-2014	15.74	0.47	2.16	2.63	(0.26)	—	—	(0.26)	18.11	16.80		0.97		0.96		2.69	281	28
08-31-2013	12.98	0.28	2.80	3.08	(0.32)	—	—	(0.32)	15.74	23.98		0.96		0.96		1.94	251	36
CLASS NAV
02-28-2018[3]	16.77	0.05 [6]	0.36	0.41	(0.40)	—	—	(0.40)	16.78	2.43	[4]	0.86	[5]	0.86	[5]	0.61 [5,6]	979	13
08-31-2017	14.76	0.29	2.08	2.37	(0.36)	—	—	(0.36)	16.77	16.38		0.86		0.85		1.85	987	31
08-31-2016	14.49	0.28	0.27	0.55	(0.28)	—	—	(0.28)	14.76	3.93		0.85		0.85		2.06	1,347	24
08-31-2015	18.07	0.27	(3.42)	(3.15)	(0.43)	—	—	(0.43)	14.49	(17.55)		0.88		0.87		1.69	1,569	32
08-31-2014	15.70	0.49	2.15	2.64	(0.27)	—	—	(0.27)	18.07	16.90		0.92		0.91		2.81	1,793	28
08-31-2013	12.94	0.29	2.80	3.09	(0.33)	—	—	(0.33)	15.70	24.11		0.91		0.91		2.00	1,462	36
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.

Mid Cap Stock Fund
CLASS 1
02-28-2018[3]	22.14	(0.05)	2.38	2.33	—	(2.15)	—	(2.15)	22.32	10.94	[4]	0.92	[5]	0.91	[5]	(0.46)[5]	375	38
08-31-2017	18.86	(0.03)	3.40	3.37	—	(0.09)	—	(0.09)	22.14	17.86		0.92		0.91		(0.16)	365	89
08-31-2016	20.57	(0.04)	0.61	0.57	—	(2.28)	—	(2.28)	18.86	3.02		0.92		0.91		(0.23)	340	79
08-31-2015	22.57	(0.06)	1.03	0.97	—	(2.97)	—	(2.97)	20.57	4.81		0.91		0.91		(0.29)	366	79
08-31-2014	21.40	(0.09)	3.97	3.88	—	(2.71)	—	(2.71)	22.57	19.04		0.92		0.91		(0.43)	361	107
08-31-2013	17.68	0.01	4.40	4.41	—	(0.69)	—	(0.69)	21.40	25.79		0.92		0.92		0.07	338	121
CLASS NAV
02-28-2018[3]	22.33	(0.05)	2.40	2.35	—	(2.15)	—	(2.15)	22.53	10.93	[4]	0.87	[5]	0.86	[5]	(0.42)[5]	1,194	38
08-31-2017	19.01	(0.02)	3.43	3.41	—	(0.09)	—	(0.09)	22.33	17.99		0.87		0.86		(0.12)	1,245	89
08-31-2016	20.71	(0.03)	0.61	0.58	—	(2.28)	—	(2.28)	19.01	3.06		0.87		0.86		(0.18)	1,147	79
08-31-2015	22.69	(0.05)	1.04	0.99	—	(2.97)	—	(2.97)	20.71	4.83		0.86		0.86		(0.24)	1,195	79
08-31-2014	21.49	(0.08)	3.99	3.91	—	(2.71)	—	(2.71)	22.69	19.10		0.87		0.86		(0.38)	1,328	107
08-31-2013	17.74	0.02	4.42	4.44	—	(0.69)	—	(0.69)	21.49	25.88		0.87		0.87		0.11	1,145	121
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized.

133

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Mid Value Fund
CLASS NAV
02-28-2018[3]	16.00	0.07		1.02	1.09	(0.13)	(0.81)	—	(0.94)	16.15	6.81	[4]	0.99	[5]	0.93	[5]	0.82	[5]	1,383		17
08-31-2017	15.88	0.16		1.52	1.68	(0.14)	(1.42)	—	(1.56)	16.00	10.83		0.99		0.94		0.98		1,224		55
08-31-2016	15.45	0.17		1.94	2.11	(0.20)	(1.48)	—	(1.68)	15.88	15.18		0.99		0.93		1.17		922		56
08-31-2015	18.20	0.15		(0.72)	(0.57)	(0.14)	(2.04)	—	(2.18)	15.45	(3.55)		1.03		0.97		0.88		957		47
08-31-2014	14.94	0.13		3.75	3.88	(0.09)	(0.53)	—	(0.62)	18.20	26.44		1.04		0.98		0.77		1,085		40
08-31-2013	13.05	0.15		2.50	2.65	(0.17)	(0.59)	—	(0.76)	14.94	21.15		1.04		0.99		1.08		789		35
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized.

Multi-Index Lifestyle Aggressive Portfolio
CLASS R6
02-28-2018[3]	12.31	0.23	[4]	0.78	1.01	(0.21)	(0.50)	—	(0.71)	12.61	8.35	[7]	0.25	[5,8]	0.25	[5,8]	2.91	[4,8]	3		31
08-31-2017	10.94	0.18	[4]	1.54	1.72	(0.19)	(0.16)	—	(0.35)	12.31	16.07		0.27	[5]	0.25	[5]	1.57	[4]	—	[6]	13
08-31-2016	10.19	0.16	[4]	0.78	0.94	(0.15)	(0.04)	—	(0.19)	10.94	9.34		0.32	[5]	0.26	[5]	1.44	[4]	—	[6]	14
08-31-2015	10.77	0.21	[4]	(0.63)	(0.42)	(0.14)	(0.02)	—	(0.16)	10.19	(3.97)		0.59	[5]	0.28	[5]	1.93	[4]	—	[6]	14
08-31-2014[3]	10.00	—	[4]	0.77	0.77	—	—	—	—	10.77	7.70	[7]	10.62	[5,8]	0.38	[5,8]	(0.04)[4,8]		—	[6]	2
CLASS 1
02-28-2018[3]	12.31	0.18	[4]	0.82	1.00	(0.20)	(0.50)	—	(0.70)	12.61	8.31	[7]	0.29	[5,8]	0.29	[5,8]	2.91	[4,8]	303		31
08-31-2017	10.94	0.16	[4]	1.55	1.71	(0.18)	(0.16)	—	(0.34)	12.31	16.04		0.31	[5]	0.29	[5]	1.37	[4]	245		13
08-31-2016	10.19	0.13	[4]	0.81	0.94	(0.15)	(0.04)	—	(0.19)	10.94	9.30		0.35	[5]	0.29	[5]	1.42	[4]	105		14
08-31-2015	10.77	0.10	[4]	(0.51)	(0.41)	(0.15)	(0.02)	—	(0.17)	10.19	(3.93)		0.57	[5]	0.30	[5]	0.97	[4]	45		14
08-31-2014[3]	10.00	—	[4]	0.77	0.77	—	—	—	—	10.77	7.70	[7]	9.53	[5,8]	0.33	[5,8]	(0.04)[4,8]		5		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 12-30-13 (commencement of operations) to 8-31-14. 4. Net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December. 5. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.04% – 0.54%, 0.05% – 0.54%, 0.05% – 0.53%, 0.07% – 0.68%, and 0.08% – 0.65% for the periods ended 2-28-18, 8-31-17, 8-31-16, 8-31-15 and 8-31-14, respectively. 6. Less than $500,000. 7. Not annualized. 8. Annualized.

Multi-Index Lifestyle Balanced Portfolio
CLASS R6
02-28-2018[3]	11.48	0.19	[4]	0.26	0.45	(0.15)	(0.29)	—	(0.44)	11.49	4.13	[5]	0.36	[6,7]	0.36	[6,7]	2.83	[4,7]	5		8
08-31-2017	10.78	0.23	[4]	0.80	1.03	(0.23)	(0.10)	—	(0.33)	11.48	9.79		0.36	[6]	0.36	[6]	2.14	[4]	—	[8]	22
08-31-2016	10.17	0.26	[4]	0.59	0.85	(0.22)	(0.02)	—	(0.24)	10.78	8.49		0.37	[6]	0.37	[6]	2.38	[4]	—	[8]	11
08-31-2015	10.64	0.21	[4]	(0.49)	(0.28)	(0.18)	(0.01)	—	(0.19)	10.17	(2.69)		0.57	[6]	0.40	[6]	2.02	[4]	—	[8]	18
08-31-2014[3]	10.00	0.07	[4]	0.60	0.67	(0.03)	—	—	(0.03)	10.64	6.73	[5]	6.84	[6,7]	0.50	[6,7]	1.00	[4,7]	—	[8]	2
CLASS 1
02-28-2018[3]	11.48	0.16	[4]	0.29	0.45	(0.15)	(0.29)	—	(0.44)	11.49	4.11	[5]	0.39	[6,7]	0.39	[6,7]	2.83	[4,7]	830		8
08-31-2017	10.78	0.21	[4]	0.81	1.02	(0.22)	(0.10)	—	(0.32)	11.48	9.75		0.40	[6]	0.40	[6]	1.90	[4]	719		22
08-31-2016	10.17	0.20	[4]	0.64	0.84	(0.21)	(0.02)	—	(0.23)	10.78	8.44		0.41	[6]	0.41	[6]	2.09	[4]	350		11
08-31-2015	10.64	0.17	[4]	(0.45)	(0.28)	(0.18)	(0.01)	—	(0.19)	10.17	(2.67)		0.50	[6]	0.41	[6]	1.58	[4]	141		18
08-31-2014[3]	10.00	0.05	[4]	0.62	0.67	(0.03)	—	—	(0.03)	10.64	6.74	[5]	5.74	[6,7]	0.45	[6,7]	0.66	[4,7]	9		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 12-30-13 (commencement of operations) to 8-31-14. 4. Net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December. 5. Not annualized. 6. Ratios do not include the expenses indirectly incurred from underlying fund and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.04% – 0.65%, 0.05% – 0.65%, 0.06% – 0.65%, 0.07%–0.68% and 0.08% – 0.65% for the periods ended 2-28-18, 8-31-17, 8-31-16, 8-31-15 and 8-31-14, respectively. 7. Annualized. 8. Less than $500,000.

134

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Multi-Index Lifestyle Conservative Portfolio
CLASS R6
02-28-2018[3]	10.75	0.14	[4]	(0.21)	(0.07)	(0.11)	(0.10)	—	(0.21)	10.47	(0.20)[5]		0.53	[6,7]	0.50	[6,7]	2.60	[4,7]	—	[8]	7
08-31-2017	10.65	0.24	[4]	0.17	0.41	(0.24)	(0.07)	—	(0.31)	10.75	3.95		0.55	[6]	0.50	[6]	2.32	[4]	—	[8]	36
08-31-2016	10.13	0.30	[4]	0.47	0.77	(0.24)	(0.01)	—	(0.25)	10.65	7.71		0.60	[6]	0.50	[6]	2.72	[4]	—	[8]	21
08-31-2015	10.49	0.22	[4]	(0.38)	(0.16)	(0.19)	(0.01)	—	(0.20)	10.13	(1.57)		1.08	[6]	0.52	[6]	2.12	[4]	—	[8]	18
08-31-2014[3]	10.00	0.14	[4]	0.41	0.55	(0.06)	—	—	(0.06)	10.49	5.55	[5]	19.53	[6,7]	0.63	[6,7]	1.99	[4,7]	—	[8]	11
CLASS 1
02-28-2018[3]	10.74	0.14	[4]	(0.20)	(0.06)	(0.11)	(0.10)	—	(0.21)	10.47	(0.12)[5]		0.57	[6,7]	0.54	[6,7]	2.60	[4,7]	151		7
08-31-2017	10.65	0.23	[4]	0.16	0.39	(0.23)	(0.07)	—	(0.30)	10.74	3.82		0.59	[6]	0.54	[6]	2.19	[4]	130		36
08-31-2016	10.13	0.22	[4]	0.54	0.76	(0.23)	(0.01)	—	(0.24)	10.65	7.68		0.63	[6]	0.53	[6]	2.43	[4]	74		21
08-31-2015	10.49	0.22	[4]	(0.38)	(0.16)	(0.19)	(0.01)	—	(0.20)	10.13	(1.56)		1.07	[6]	0.53	[6]	2.12	[4]	29		18
08-31-2014[3]	10.00	0.09	[4]	0.47	0.56	(0.07)	—	—	(0.07)	10.49	5.57	[5]	18.44	[6,7]	0.58	[6,7]	1.29	[4,7]	2		11
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 12-30-13 (commencement of operations) to 8-31-14. 4. 4. Net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December. 5. Not annualized. 6. Ratios do not include the expenses indirectly incurred from underlying fund and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.04% – 0.65%, 0.05% – 0.65%, 0.06% – 0.65%, 0.07% – 0.68%, and 0.08% – 0.65% for the periods ended 2-28-18, 8-31-17, 8-31-16, 8-31-15 and 8-31-14, respectively. 7. Annualized. 8. Less than $500,000.

Multi-Index Lifestyle Growth Portfolio
CLASS R6
02-28-2018[3]	12.02	0.17	[4]	0.58	0.75	(0.22)	(0.41)	—	(0.63)	12.14	6.18	[5]	0.30	[6,7]	0.30	[6,7]	2.89	[4,7]	6		8
08-31-2017	10.97	0.22	[4]	1.15	1.37	(0.20)	(0.12)	—	(0.32)	12.02	12.82		0.31	[6]	0.31	[6]	1.67	[4]	1		15
08-31-2016	10.25	0.22	[4]	0.69	0.91	(0.16)	(0.03)	—	(0.19)	10.97	8.95		0.32	[6]	0.32	[6]	2.01	[4]	1		11
08-31-2015	10.71	0.09	[4]	(0.41)	(0.32)	(0.13)	(0.01)	—	(0.14)	10.25	(3.04)		0.44	[6]	0.32	[6]	0.84	[4]	1		11
08-31-2014[3]	10.00	0.03	[4]	0.68	0.71	—	—	—	—	10.71	7.10	[5]	6.32	[6,7]	0.44	[6,7]	0.43	[4,7]	—	[8]	21
CLASS 1
02-28-2018[3]	12.01	0.18	[4]	0.55	0.73	(0.21)	(0.41)	—	(0.62)	12.12	6.07	[5]	0.34	[6,7]	0.34	[6,7]	2.89	[4,7]	721		8
08-31-2017	10.96	0.19	[4]	1.18	1.37	(0.20)	(0.12)	—	(0.32)	12.01	12.78		0.34	[6]	0.34	[6]	1.67	[4]	611		15
08-31-2016	10.24	0.16	[4]	0.75	0.91	(0.16)	(0.03)	—	(0.19)	10.96	8.92		0.36	[6]	0.35	[6]	1.71	[4]	277		11
08-31-2015	10.71	0.13	[4]	(0.45)	(0.32)	(0.14)	(0.01)	—	(0.15)	10.24	(3.05)		0.46	[6]	0.35	[6]	1.19	[4]	116		11
08-31-2014[3]	10.00	0.02	[4]	0.69	0.71	—	—	—	—	10.71	7.10	[5]	5.22	[6,7]	0.39	[6,7]	0.29	[4,7]	10		21
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 12-30-13 (commencement of operations) to 8-31-14. 4. Net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December. 5. Not annualized. 6. Ratios do not include the expenses indirectly incurred from the underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.04% – 0.65%, 0.04% – 0.65%, 0.05% – 0.65%, 0.07% – 0.68%, and 0.08% – 0.65% for the periods ended 2-28-18, 8-31-17, 8-31-16, 8-31-15 and 8-31-14, respectively 7. Annualized. 8. Less than $500,000.

Multi-Index Lifestyle Moderate Portfolio
CLASS R6
02-28-2018[3]	11.08	0.16	[4]	—	0.16	(0.13)	(0.16)	—	(0.29)	10.95	1.82	[5]	0.45	[6,7]	0.44	[6,7]	2.75	[4,7]	1		7
08-31-2017	10.67	0.25	[4]	0.45	0.70	(0.23)	(0.06)	—	(0.29)	11.08	6.75		0.47	[6]	0.44	[6]	2.30	[4]	1		24
08-31-2016	10.12	0.26	[4]	0.55	0.81	(0.24)	(0.02)	—	(0.26)	10.67	8.17		0.51	[6]	0.44	[6]	2.53	[4]	1		15
08-31-2015	10.55	0.22	[4]	(0.45)	(0.23)	(0.19)	(0.01)	—	(0.20)	10.12	(2.25)		0.88	[6]	0.45	[6]	2.14	[4]	1		16
08-31-2014[3]	10.00	0.11	[4]	0.49	0.60	(0.05)	—	—	(0.05)	10.55	5.97	[5]	16.64	[6,7]	0.57	[6,7]	1.54	[4,7]	—	[8]	6
CLASS 1
02-28-2018[3]	11.07	0.15	[4]	0.02	0.17	(0.13)	(0.16)	—	(0.29)	10.95	1.90	[5]	0.48	[6,7]	0.47	[6,7]	2.75	[4,7]	230		7
08-31-2017	10.67	0.23	[4]	0.46	0.69	(0.23)	(0.06)	—	(0.29)	11.07	6.61		0.50	[6]	0.47	[6]	2.10	[4]	198		24
08-31-2016	10.12	0.22	[4]	0.59	0.81	(0.24)	(0.02)	—	(0.26)	10.67	8.13		0.55	[6]	0.47	[6]	2.37	[4]	88		15
08-31-2015	10.54	0.21	[4]	(0.43)	(0.22)	(0.19)	(0.01)	—	(0.20)	10.12	(2.15)		0.81	[6]	0.47	[6]	1.99	[4]	43		16
08-31-2014[3]	10.00	0.09	[4]	0.50	0.59	(0.05)	—	—	(0.05)	10.54	5.90	[5]	15.54	[6,7]	0.52	[6,7]	1.32	[4,7]	2		6
1. Based on average daily shares outstanding. 2.Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3.Period from 12-30-13 (commencement of operations) to 8-31-14. 4.Net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December. 5.Not annualized. 6.Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.04% – 0.65%, 0.04% – 0.65%, 0.05% – 0.65%, 0.07% – 0.68%, and 0.08% – 0.65% for the period ended 2-28-18, 8-31-17, 8-31-16, 8-31-15, and 8-31-14, respectively. 7.Annualized. 8.Less than $500,000.

135

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Real Estate Equity Fund
CLASS NAV
02-28-2018[3]	10.29	0.17	(0.81)	(0.64)	(0.14)	(0.34)	—	(0.48)	9.17	(6.60)[4]	0.92	[5]	0.87	[5]	3.34 [5]	31	7
08-31-2017	12.27	0.13	(0.60)	(0.47)	(0.23)	(1.28)	—	(1.51)	10.29	(3.54)	0.94		0.89		1.23	222	16
08-31-2016	11.37	0.23 [6]	2.12	2.35	(0.18)	(1.27)	—	(1.45)	12.27	21.93	0.93		0.88		1.99 [6]	220	14
08-31-2015	11.53	0.16	0.15	0.31	(0.16)	(0.31)	—	(0.47)	11.37	2.38	0.92		0.88		1.29	229	17
08-31-2014	9.39	0.13	2.16	2.29	(0.15)	—	—	(0.15)	11.53	24.75	0.93		0.88		1.27	260	15
08-31-2013	9.60	0.16	(0.25)	(0.09)	(0.12)	—	—	(0.12)	9.39	(0.98)	0.93		0.88		1.66	213	11
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.07 and 0.88%, respectively.

Real Estate Securities Fund
CLASS 1
02-28-2018[3]	13.12	0.19	(1.25)	(1.06)	(0.17)	(0.73)	—	(0.90)	11.16	(8.62)[4]	0.80	[5]	0.80	[5]	3.04 [5]	397	73	[7]
08-31-2017	14.95	0.28	(0.52)	(0.24)	(0.50)	(1.09)	—	(1.59)	13.12	(0.86)	0.79		0.79		2.09	502	159
08-31-2016	13.39	0.45 [6]	2.79	3.24	(0.27)	(1.41)	—	(1.68)	14.95	25.93	0.79		0.78		3.20 [6]	665	141
08-31-2015	14.68	0.23	(0.15)	0.08	(0.25)	(1.12)	—	(1.37)	13.39	(0.30)	0.79		0.78		1.57	521	169
08-31-2014	13.41	0.26	2.64	2.90	(0.31)	(1.32)	—	(1.63)	14.68	24.28	0.79		0.78		1.89	567	108
08-31-2013	15.26	0.27	(0.48)	(0.21)	(0.26)	(1.38)	—	(1.64)	13.41	(1.60)	0.79		0.79		1.81	507	111
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.12 and 0.88%, respectively. 7. Excludes in-kind transactions.

Science & Technology Fund
CLASS NAV
02-28-2018[3]	13.85	(0.02)	1.78	1.76	—	(10.16)	—	(10.16)	5.45	18.81 [5]	1.09	[6]	1.04	[6]	(0.37)[6]	261	47
08-31-2017	11.75	(0.02)	3.17	3.15	(0.02)	(1.03)	—	(1.05)	13.85	29.39	1.07		1.03		(0.13)	355	93
08-31-2016	12.56	0.02	2.03	2.05	—	(2.86)	—	(2.86)	11.75	18.08	1.07		1.02		0.18	766	98
08-31-2015	14.54	(0.04)	0.06	0.02	—	(2.00)	—	(2.00)	12.56	(0.23)	1.05		1.01		(0.29)	829	113
08-31-2014	11.23	(0.02)	3.59	3.57	(0.01)	(0.25)	—	(0.26)	14.54	32.14	1.05		1.01		(0.17)	1,026	97
08-31-2013[4]	10.00	(0.01)	1.24	1.23	—	—	—	—	11.23	12.30 [5]	1.11	[6]	1.07	[6]	(0.09)[6]	873	45
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Period from 2-14-13 (commencement of operations) to 8-31-13. 5. Not annualized. 6. Annualized.

Small Cap Stock Fund
CLASS NAV
02-28-2018[3]	9.39	(0.02)	1.13	1.11	—	(0.26)	—	(0.26)	10.24	11.84 [4]	1.07	[5]	1.06	[5]	(0.42)[5]	235	50
08-31-2017	7.92	(0.04)	1.51	1.47	—	—	—	—	9.39	18.56	1.11		1.10		(0.43)	238	101
08-31-2016	9.91	(0.04)	(0.69)	(0.73)	—	(1.26)	—	(1.26)	7.92	(7.44)	1.11		1.11		(0.48)	203	100
08-31-2015	11.06	(0.06)	0.22	0.16	—	(1.31)	—	(1.31)	9.91	1.14	1.10		1.09		(0.56)	213	93
08-31-2014	10.22	(0.09)	2.03	1.94	—	(1.10)	—	(1.10)	11.06	19.49	1.11		1.10		(0.83)	240	100
08-31-2013	8.59	(0.03)	2.20	2.17	—	(0.54)	—	(0.54)	10.22	26.90	1.12		1.12		(0.27)	211	122
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized.

Small Company Growth Fund
CLASS NAV
02-28-2018[3]	20.31	(0.03)	1.53	1.50	—	(1.67)	—	(1.67)	20.14	7.13 [4]	1.03	[5]	1.02	[5]	(0.26)[5]	338	108	[6]
08-31-2017	18.44	(0.05)	3.01	2.96	—	(1.09)	—	(1.09)	20.31	16.79	1.06		1.05		(0.29)	229	39
08-31-2016	19.94	(0.03)	0.57	0.54	—	(2.04)	—	(2.04)	18.44	3.42	1.06		1.05		(0.17)	179	26
08-31-2015	21.16	(0.07)	1.14	1.07	—	(2.29)	—	(2.29)	19.94	5.26	1.05		1.04		(0.32)	188	30
08-31-2014	18.26	(0.03)	3.86	3.83	—	(0.93)	—	(0.93)	21.16	21.25	1.06		1.05		(0.14)	204	33
08-31-2013	14.76	0.02	3.98	4.00	(0.03)	(0.47)	—	(0.50)	18.26	27.81	1.07		1.07		0.13	176	30
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes in-kind transactions.

136

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Fund
CLASS 1
02-28-2018[3]	29.04	0.07	1.65	1.72	(0.09)	(3.38)	—	(3.47)	27.29	5.37	[4]	1.15	[5]	1.09	[5]	0.49	[5]	77	11
08-31-2017	28.49	0.13	4.01	4.14	(0.23)	(3.36)	—	(3.59)	29.04	14.65		1.15		1.09		0.44		81	22
08-31-2016	32.83	0.23	3.68	3.91	(0.30)	(7.95)	—	(8.25)	28.49	15.69		1.14		1.08		0.82		84	29
08-31-2015	37.30	0.30	(1.53)	(1.23)	(0.23)	(3.01)	—	(3.24)	32.83	(3.69)		1.13		1.07		0.87		85	31
08-31-2014	32.79	0.15	4.60	4.75	(0.05)	(0.19)	—	(0.24)	37.30	14.48		1.12		1.06		0.42		110	20
08-31-2013	27.07	0.30	5.98	6.28	(0.56)	—	—	(0.56)	32.79	23.51		1.13		1.07		0.98		118	10
CLASS NAV
02-28-2018[3]	29.01	0.08	1.64	1.72	(0.10)	(3.38)	—	(3.48)	27.25	5.39	[4]	1.10	[5]	1.04	[5]	0.53	[5]	199	11
08-31-2017	28.46	0.14	4.01	4.15	(0.24)	(3.36)	—	(3.60)	29.01	14.72		1.10		1.04		0.49		171	22
08-31-2016	32.82	0.24	3.67	3.91	(0.32)	(7.95)	—	(8.27)	28.46	15.70		1.09		1.03		0.87		186	29
08-31-2015	37.28	0.32	(1.52)	(1.20)	(0.25)	(3.01)	—	(3.26)	32.82	(3.61)		1.08		1.02		0.93		198	31
08-31-2014	32.77	0.17	4.60	4.77	(0.07)	(0.19)	—	(0.26)	37.28	14.54		1.07		1.01		0.47		281	20
08-31-2013	27.05	0.32	5.98	6.30	(0.58)	—	—	(0.58)	32.77	23.58		1.08		1.02		1.03		236	10
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized.

Strategic Equity Allocation Fund
CLASS NAV
02-28-2018[3]	13.99	0.08	1.11	1.19	(0.26)	(1.92)	—	(2.18)	13.00	8.63	[4]	0.66	[5]	0.54	[5]	1.25	[5]	7,601	56
08-31-2017	13.14	0.24	1.85	2.09	(0.24)	(1.00)	—	(1.24)	13.99	17.12		0.66		0.53		1.78		7,636	67
08-31-2016	12.88	0.23	0.79	1.02	(0.21)	(0.55)	—	(0.76)	13.14	8.25		0.67		0.53		1.83		7,139	47
08-31-2015	13.96	0.23	(0.72)	(0.49)	(0.24)	(0.35)	—	(0.59)	12.88	(3.71)		0.66		0.53		1.67		6,118	32
08-31-2014	11.82	0.23	2.31	2.54	(0.20)	(0.20)	—	(0.40)	13.96	21.80		0.66		0.52		1.79		5,942	19
08-31-2013	10.21	0.21	1.54	1.75	(0.13)	(0.01)	—	(0.14)	11.82	17.28		0.66		0.50		1.84		4,417	10
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized.

U.S. Strategic Equity Allocation Fund
CLASS NAV
02-28-2018[3]	11.57	0.08	1.13	1.21	(0.17)	(0.56)	—	(0.73)	12.05	10.52	[5]	0.66	[6]	0.53	[6]	1.25	[6]	1,828	60
08-31-2017[4]	10.00	0.15	1.46	1.61	(0.04)	—	—	(0.04)	11.57	16.08	[5]	0.66	[6]	0.53	[6]	1.45	[6]	1,955	119
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Period from 9-26-16 (commencement of operations) to 8-31-17. 5. Not annualized. 6. Annualized.

137

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Notes to financial statements

1.  ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), twenty three of which are presented in this report.

Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio (collectively, the Multi-Index Lifestyle Portfolios) operate as “funds-of-funds” investing in shares of mutual funds (underlying funds). The accounting policies of the John Hancock underlying funds in which the funds invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C.

The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Effective February 12, 2018, Small Cap Growth Fund changed its name to Small Cap Stock Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation.  Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds’ Valuation Policies and Procedures.

In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Except for investments in exchange-traded funds, investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2018, all investments of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio, Multi-Index Lifestyle Moderate Portfolio, Real Estate Equity Fund, Real Estate Securities Fund, Small Company Growth Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

138

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the remaining funds’ investments as of February 28, 2018, by major security category or type:

	Total Value at 2-28-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$384,303,570	$358,620,931	$25,682,639	—
Consumer staples	88,551,581	88,551,581	—	—
Energy	23,225,613	23,225,613	—	—
Financials	87,206,261	87,206,261	—	—
Health care	176,621,862	176,621,862	—	—
Industrials	140,869,705	140,869,705	—	—
Information technology	887,585,197	831,910,638	55,674,559	—
Materials	17,350,488	17,350,488	—	—
Securities lending collateral	25,849,647	25,849,647	—	—
Short-term investments	5,558,522	5,558,522	—	—
Total investments in securities	$1,837,122,446	$1,755,765,248	$81,357,198	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$144,699,340	$144,699,340	—	—
Consumer staples	158,625,384	158,481,091	$144,293	—
Energy	21,809,751	18,038,293	3,771,458	—
Financials	151,403,232	149,636,634	1,766,598	—
Health care	252,909,274	252,909,274	—	—
Industrials	119,180,014	110,192,463	8,987,551	—
Information technology	254,237,049	254,237,049	—	—
Materials	8,766,708	8,766,708	—	—
Real estate	40,776,836	40,776,836	—	—
Utilities	76,195,135	76,195,135	—	—
Preferred securities
Financials	24,090,319	24,090,319	—	—
Health care	18,397,782	18,397,782	—	—
Real estate	2,113,974	—	2,113,974	—
Utilities	26,254,914	26,254,914	—	—
U.S. Government and Agency obligations	141,860,675	—	141,860,675	—
Corporate bonds	330,265,691	—	330,265,691	—
Term loans	25,224,763	—	25,224,763	—
Purchased options	481,276	—	481,276	—
Securities lending collateral	2,947,378	2,947,378	—	—
Short-term investments	82,413,806	82,413,806	—	—
Total investments in securities	$1,882,653,301	$1,368,037,022	$514,616,279	—
Derivatives:
Liabilities
Written options	($7,268,384)	($725,631)	($6,542,753)	—

Global Real Estate Fund
Investments in securities:
Assets
Common stocks
Australia	$2,508,541	—	$2,508,541	—
Belgium	47,372	—	47,372	—
Canada	1,283,628	$1,283,628	—	—
China	129,228	—	129,228	—
France	1,838,208	—	1,838,208	—
Germany	2,164,709	—	2,164,709	—
Hong Kong	3,869,085	—	3,869,085	—
Ireland	296,898	—	296,898	—
Japan	5,006,162	—	5,006,162	—
Malta	6	—	—	$6
Netherlands	400,068	400,068	—	—
Singapore	1,676,888	—	1,676,888	—
Spain	366,905	—	366,905	—
Sweden	717,490	—	717,490	—
Switzerland	313,920	—	313,920	—
United Kingdom	2,650,328	—	2,650,328	—

139

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Real Estate Fund (continued)
United States	$21,788,288	$21,788,288	—	—
Total investments in securities	$45,057,724	$23,471,984	$21,585,734	$6

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$162,266	—	—	$162,266
Consumer staples	2,696,345	$2,696,345	—	—
Health care	307,339,184	296,265,330	$10,934,827	139,027
Preferred securities
Consumer discretionary	362,335	—	—	362,335
Health care	1,361,803	1,203,624	158,179	—
Information technology	342,910	—	—	342,910
Convertible bonds	477,160	—	477,160	—
Rights	13,520	13,520	—	—
Short-term investments	1,756,876	1,756,876	—	—
Total investments in securities	$314,512,399	$301,935,695	$11,570,166	$1,006,538

International Growth Stock Fund
Investments in securities:
Assets
Common stocks
Australia	$37,776,590	—	$37,776,590	—
Brazil	50,230,278	$50,230,278	—	—
Canada	65,486,401	65,486,401	—	—
China	7,691,828	7,691,828	—	—
Denmark	16,674,392	—	16,674,392	—
France	62,750,119	—	62,750,119	—
Germany	86,868,188	—	86,868,188	—
Hong Kong	34,622,120	—	34,622,120	—
Italy	16,556,484	—	16,556,484	—
Japan	39,193,215	—	39,193,215	—
Mexico	16,419,985	16,419,985	—	—
Netherlands	30,136,727	—	30,136,727	—
Singapore	15,599,888	—	15,599,888	—
South Korea	25,282,883	—	25,282,883	—
Spain	13,197,997	—	13,197,997	—
Sweden	19,943,094	—	19,943,094	—
Switzerland	47,676,322	—	47,676,322	—
Taiwan	19,480,236	—	19,480,236	—
Thailand	15,097,277	—	15,097,277	—
Turkey	10,611,532	—	10,611,532	—
United Kingdom	110,261,323	—	110,261,323	—
United States	20,327,036	20,327,036	—	—
Short-term investments	42,031,351	42,031,351	—	—
Total investments in securities	$803,915,266	$202,186,879	$601,728,387	—

International Small Cap Fund
Investments in securities:
Assets
Common stocks
Belgium	$16,098,446	—	$16,098,446	—
Brazil	18,021,052	$18,021,052	—	—
Canada	42,985,594	42,985,594	—	—
China	31,023,947	3,644,210	27,379,737	—
Denmark	4,160,852	—	4,160,852	—
Finland	26,729,541	—	26,729,541	—
Germany	24,252,728	—	24,252,728	—
Hong Kong	24,065,979	—	24,065,979	—
India	10,434,670	—	10,434,670	—
Italy	30,909,408	—	30,909,408	—
Japan	123,340,342	—	123,340,342	—
Luxembourg	15,213,232	—	15,213,232	—
Netherlands	18,669,755	—	18,669,755	—
Norway	9,994,012	—	9,994,012	—

140

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Cap Fund (continued)
Philippines	$3,115,580	—	$3,115,580	—
Poland	5,766,736	—	5,766,736	—
Singapore	885,450	—	—	$885,450
South Korea	24,560,455	—	24,560,455	—
Spain	8,962,262	—	8,962,262	—
Sweden	25,370,648	—	25,370,648	—
Switzerland	20,268,076	$5,455,705	14,812,371	—
Taiwan	30,810,176	—	30,810,176	—
Thailand	2,621,732	—	2,621,732	—
Turkey	2,956,199	—	2,956,199	—
United Kingdom	44,202,785	3,455,977	40,746,808	—
Preferred securities	4,369,419	4,369,419	—	—
Exchange-traded funds	8,823,152	8,823,152	—	—
Securities lending collateral	25,341,199	25,341,199	—	—
Short-term investments	28,700,000	—	28,700,000	—
Total investments in securities	$632,653,427	$112,096,308	$519,671,669	$885,450

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$90,606,598	—	$90,606,598	—
Austria	3,425,443	—	3,425,443	—
Belgium	14,801,709	—	14,801,709	—
Brazil	25,645,670	$25,645,670	—	—
Canada	117,943,682	117,943,682	—	—
Chile	7,459,072	—	7,459,072	—
China	139,345,561	40,616,235	98,729,326	—
Colombia	1,608,939	1,608,939	—	—
Czech Republic	621,382	—	621,382	—
Denmark	11,151,695	—	11,151,695	—
Finland	7,194,673	—	7,194,673	—
France	91,969,182	—	91,969,182	—
Germany	70,255,236	—	70,255,236	—
Hong Kong	65,454,151	612,135	64,842,016	—
Hungary	1,555,616	—	1,555,616	—
Indonesia	2,929,958	—	2,929,958	—
Ireland	14,993,275	707,430	14,285,845	—
Israel	2,649,939	811,482	1,838,457	—
Italy	39,469,594	—	39,469,594	—
Japan	433,725,961	—	433,725,961	—
Jersey, Channel Islands	797,545	—	797,545	—
Luxembourg	3,580,146	—	3,580,146	—
Macau	1,992,383	—	1,992,383	—
Malaysia	9,892,641	—	9,892,641	—
Malta	147,526	—	147,526	—
Mexico	12,671,751	12,297,782	373,969	—
Netherlands	46,730,863	1,795,088	44,935,775	—
New Zealand	1,919,523	—	1,919,523	—
Norway	8,850,734	—	8,850,734	—
Peru	1,395,228	1,395,228	—	—
Philippines	1,450,602	—	1,450,602	—
Poland	2,648,931	—	2,648,931	—
Portugal	2,099,370	—	2,099,370	—
Romania	400,413	—	400,413	—
Singapore	28,415,435	—	28,415,435	—
South Africa	43,895,027	—	43,895,027	—
South Korea	62,715,949	—	62,715,949	—
Spain	16,953,153	—	16,953,153	—
Sweden	34,804,707	—	34,804,707	—
Switzerland	94,533,692	—	94,533,692	—
Taiwan	53,646,567	—	53,646,567	—
Thailand	12,829,310	—	12,829,310	—
Turkey	3,372,644	—	3,372,644	—
United Kingdom	230,255,149	19,010	230,236,139	—
United States	1,974,936	481,959	1,492,977	—

141

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Strategic Equity Allocation Fund (continued)
Preferred securities
Brazil	$14,938,790	$14,938,790	—	—
Chile	668,633	—	$668,633	—
Colombia	772,899	772,899	—	—
Germany	4,311,889	—	4,311,889	—
South Korea	3,430,028	—	3,430,028	—
Exchange-traded funds	34,397,988	34,397,988	—	—
Rights	28,531	16,041	12,490	—
Securities lending collateral	73,371,297	73,371,297	—	—
Short-term investments	51,673,686	—	51,673,686	—
Total investments in securities	$2,004,375,302	$327,431,655	$1,676,943,647	—
Derivatives:
Liabilities
Futures	($2,066,463)	($2,066,463)	—	—

International Value Fund
Investments in securities:
Assets
Common stocks
Canada	$61,982,099	$61,982,099	—	—
China	105,080,378	47,645,425	$57,434,953	—
Denmark	6,381,276	—	6,381,276	—
France	84,978,231	—	84,978,231	—
Germany	81,678,776	—	81,678,776	—
Hong Kong	38,683,027	—	38,683,027	—
India	11,440,783	—	11,440,783	—
Ireland	25,005,229	—	25,005,229	—
Israel	24,142,604	24,142,604	—	—
Italy	18,707,928	—	18,707,928	—
Japan	141,958,524	—	141,958,524	—
Luxembourg	25,015,162	—	25,015,162	—
Netherlands	100,897,818	—	100,897,818	—
Singapore	22,022,449	167,541	21,854,908	—
South Korea	76,891,792	18,402,544	58,489,248	—
Sweden	7,168,195	—	7,168,195	—
Switzerland	45,812,275	—	45,812,275	—
Taiwan	27,919,975	—	27,919,975	—
Thailand	21,671,498	—	21,671,498	—
United Kingdom	179,026,137	—	179,026,137	—
Securities lending collateral	30,020,242	30,020,242	—	—
Short-term investments	54,500,000	—	54,500,000	—
Total investments in securities	$1,190,984,398	$182,360,455	$1,008,623,943	—

Mid Cap Stock Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$363,258,601	$361,790,220	—	$1,468,381
Consumer staples	54,030,232	54,030,232	—	—
Energy	25,240,077	25,240,077	—	—
Financials	63,408,943	63,408,943	—	—
Health care	250,579,309	235,416,988	$15,162,321	—
Industrials	173,667,162	173,667,162	—	—
Information technology	468,108,254	464,579,823	—	3,528,431
Materials	53,642,512	53,642,512	—	—
Real estate	10,274,683	9,494,528	—	780,155
Preferred securities	97,116,253	—	—	97,116,253
Warrants	926,106	926,106	—	—
Securities lending collateral	102,647,003	102,647,003	—	—
Short-term investments	5,200,000	—	5,200,000	—
Total investments in securities	$1,668,099,135	$1,544,843,594	$20,362,321	$102,893,220

142

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$87,760,495	$87,760,495	—	—
Consumer staples	143,894,294	123,890,044	$20,004,250	—
Energy	127,520,229	127,520,229	—	—
Financials	280,200,702	270,084,354	10,116,348	—
Health care	181,936,419	181,936,419	—	—
Industrials	130,772,022	126,152,657	4,619,365	—
Information technology	39,303,481	39,303,481	—	—
Materials	106,602,614	106,602,614	—	—
Real estate	107,046,320	107,046,320	—	—
Telecommunication services	4,565,164	4,565,164	—	—
Utilities	86,374,112	86,374,112	—	—
Preferred securities	3,443,666	3,443,666	—	—
Securities lending collateral	72,530,982	72,530,982	—	—
Short-term investments	81,824,069	81,824,069	—	—
Total investments in securities	$1,453,774,569	$1,419,034,606	$34,739,963	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$41,311,900	$39,650,819	$1,588,828	$72,253
Health care	10,155,473	6,608,659	3,546,814	—
Industrials	3,928,394	3,618,017	310,377	—
Information technology	179,864,011	165,084,731	14,779,280	—
Materials	1,383,012	1,383,012	—	—
Real estate	1,389,995	1,389,995	—	—
Telecommunication services	659,175	—	659,175	—
Preferred securities	3,381,910	—	—	3,381,910
Exchange-traded funds	6,642,563	6,642,563	—	—
Securities lending collateral	10,814,756	10,814,756	—	—
Short-term investments	10,681,777	9,697,777	984,000	—
Total investments in securities	$270,212,966	$244,890,329	$21,868,474	$3,454,163

Small Cap Stock Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$37,774,333	$37,774,333	—	—
Consumer staples	7,186,739	7,186,739	—	—
Energy	3,312,498	3,312,498	—	—
Financials	16,425,695	16,425,695	—	—
Health care	46,383,662	46,383,662	—	—
Industrials	37,163,827	37,163,827	—	—
Information technology	67,079,843	66,840,494	—	$239,349
Materials	10,352,267	10,352,267	—	—
Real estate	4,541,798	4,541,798	—	—
Telecommunication services	935,312	935,312	—	—
Preferred securities	2,419,177	—	—	2,419,177
Securities lending collateral	17,788,409	17,788,409	—	—
Short-term investments	1,200,000	—	$1,200,000	—
Total investments in securities	$252,563,560	$248,705,034	$1,200,000	$2,658,526

Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$885,759,865	$560,574,693	$324,741,204	$443,968
Consumer staples	486,819,403	237,226,397	249,593,006	—
Energy	456,858,748	314,617,085	142,241,663	—
Financials	1,641,025,117	1,056,556,175	584,468,942	—
Health care	679,385,434	471,841,332	207,164,545	379,557
Industrials	974,173,964	633,354,774	340,469,725	349,465
Information technology	1,227,799,988	945,495,134	282,214,687	90,167

143

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Fund (continued)
Materials	$305,995,448	$105,848,779	$200,146,669	—
Real estate	230,015,513	132,944,245	97,071,268	—
Telecommunication services	188,546,949	80,423,374	107,873,319	$250,256
Utilities	183,888,833	109,752,521	74,136,312	—
Preferred securities
Consumer discretionary	6,006,320	589,680	5,416,640	—
Consumer staples	3,033,626	518,912	2,514,714	—
Energy	4,051,769	4,051,769	—	—
Financials	17,292,612	17,292,612	—	—
Information technology	4,261,821	—	4,261,821	—
Materials	2,611,817	1,214,661	1,397,156	—
Telecommunication services	1,085,007	1,085,007	—	—
Utilities	645,588	645,588	—	—
Exchange-traded funds	56,327,943	56,327,943	—	—
Rights	68,314	48,714	19,600	—
Warrants	4,321	4,321	—	—
Securities lending collateral	74,096,310	74,096,310	—	—
Short-term investments	173,784,941	—	173,784,941	—
Total investments in securities	$7,603,539,651	$4,804,510,026	$2,797,516,212	$1,513,413
Derivatives:
Assets
Futures	$349,500	$349,500	—	—
Liabilities
Futures	(5,369,101)	(5,369,101)	—	—
Forward foreign currency contracts	(2,497,828)	—	($2,497,828)	—

U.S. Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$216,730,072	$216,721,642	$7,282	$1,148
Consumer staples	88,466,891	88,466,891	—	—
Energy	110,887,809	110,887,809	—	—
Financials	394,304,018	394,302,767	1,251	—
Health care	190,421,084	190,421,084	—	—
Industrials	249,243,059	249,243,059	—	—
Information technology	360,370,523	360,370,523	—	—
Materials	28,569,977	28,569,977	—	—
Real estate	52,465,056	52,465,056	—	—
Telecommunication services	29,372,144	29,372,144	—	—
Utilities	41,789,595	41,789,595	—	—
Securities lending collateral	16,240,380	16,240,380	—	—
Short-term investments	57,237,685	—	57,237,685	—
Total investments in securities	$1,836,098,293	$1,778,850,927	$57,246,218	$1,148
Derivatives:
Assets
Futures	$225,836	$225,836	—	—
Liabilities
Futures	(258,386)	(258,386)	—	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data, which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available.

Mid Cap Stock Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-17	$7,712,625	$119,209,438	$126,922,063
Realized gain (loss)	727,906	(22,599)	705,307
Change in unrealized appreciation (depreciation)	(1,297,283)	(4,693,674)	(5,990,957)
Purchases	—	—	—
Sales	(1,366,281)	(17,376,912)	(18,743,193)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 2-28-18	$5,776,967	$97,116,253	102,893,220
Change in unrealized at period end*	($1,297,283)	($4,693,674)	(5,990,957)

144

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Science & Technology Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-17	$86,351	$3,555,106	$3,641,457
Realized gain (loss)	(4,592)	(13,491)	(18,083)
Change in unrealized appreciation (depreciation)	4,142	(8,865)	(4,723)
Purchases	—	—	—
Sales	(13,648)	(150,840)	(164,488)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 2-28-18	$72,253	$3,381,910	$3,454,163
Change in unrealized at period end*	4,142	(8,865)	($4,723)

Small Cap Stock Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-17	$234,805	$1,981,963	$2,216,768
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	4,544	437,214	441,758
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 2-28-18	$239,349	$2,419,177	$2,658,526
Change in unrealized at period end*	$4,544	$437,214	$441,758

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.

Mid Cap Stock Fund	Fair Value at 2-28-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common Stocks	$780,155	Market Approach	Prior / recent transactions	$51.81
	$4,854,680	Market Approach	EV to revenue multiple	2.81x – 4.03x (weighted average 3.78x)
			Discount	17.5% – 25% (weighted average 24.1%)
	$142,132	Market Approach	Expected future value	$0.24
			Discount	20%
	$5,776,967

Preferred Securities	$8,700,542	Market Approach	EV to revenue multiple	2.92x – 5.42x (weighted average 3.86x)
			Discount	17.5% – 25% (weighted average 22.17%)
			Allocated using OPM – Volatility	30% – 40% (weighted average 36.23%)
	$30,204,199	Market Approach	EV to revenue multiple	1.17x – 8.79x (weighted average 6.03x)
			Discount	10% – 17.5% (weighted average 14.94%)
	$132,441	Market Approach	Expected future value	$0.45
			Discount	44.4%
	$12,354,598	Market Approach	EV to revenue multiple	9.85x
			Discount	17.5%
	$45,724,473	Market Approach	Prior / recent transactions	$32.97 – $51.81 (weighted average $40.82)
	$97,116,253

Total	$102,893,220

Science & Technology Fund	Fair Value at 2-28-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common Stocks	$72,253	Market Approach	Prior / recent transactions	$88.11

Preferred Securities	$1,725,890	Market Approach	EV to revenue multiple	4.95x
			Discount	17.5%
	$1,656,020	Market Approach	Prior / recent transactions	$50.93 – $119.76 (weighted average $81.35)
	$3,381,910

Total	$3,454,163

Small Cap Stock Fund	Fair Value at 2-28-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common Stocks	$239,349	Market Approach	EV to revenue multiple	4.03x
			Discount	25%

Preferred Securities	$1,647,469	Market Approach	EV to revenue multiple	2.81x – 8.79x (weighted average 7.08x)
			Discount	10% – 25% (weighted average 14.3%)
	$771,708	Market Approach	EV to revenue multiple	2.92x
			Discount	25%
			Allocated using OPM – Volatility	40%
	$2,419,177

Total	$2,658,526

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

A change to unobservable inputs of a fund’s Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) – Volatility	Variable	Variable
Discount	Decrease	Increase
Enterprise value (EV) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Prior/recent transactions	Increase	Decrease

Repurchase agreements.  The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Real estate investment trusts.  The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending.  The funds may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest its collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities.

As of February 28, 2018, the funds loaned securities as follows:

Fund	Market value of securities on loan	Cash collateral received
Capital Appreciation Fund	$25,333,405	$25,856,049
Capital Appreciation Value Fund	2,886,938	2,947,195
International Small Cap Fund	21,990,597	25,348,663
International Strategic Equity Allocation Fund	68,302,807	73,395,607
International Value Fund	28,462,697	30,016,000
Mid Cap Stock Fund	100,340,863	102,684,880
Mid Value Fund	70,998,374	72,555,001
Multi-Index Lifestyle Balanced Portfolio	50,449,921	51,507,922
Multi-Index Lifestyle Conservative Portfolio	12,603,692	12,868,008
Multi-Index Lifestyle Growth Portfolio	21,636,005	22,089,740
Multi-Index Lifestyle Moderate Portfolio	18,961,928	19,359,584

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Fund	Market value of securities on loan	Cash collateral received
Real Estate Securities Fund	693,863	715,815
Science & Technology Fund	10,602,030	10,819,538
Small Cap Stock Fund	$17,430,475	$17,798,797
Small Company Value Fund	10,229,477	10,615,649
Strategic Equity Allocation Fund	71,743,771	74,130,898
U.S. Strategic Equity Allocation Fund	15,885,430	16,250,249

Foreign investing.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes.  The funds may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit.  The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Any overdrafts at period end are presented under the caption Due to custodian in the Statements of assets and liabilities.

The funds and other affiliated funds, excluding Global Real Estate Fund and Real Estate Securities Fund have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement.

Global Real Estate Fund, Real Estate Securities Fund and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations.

Commitment fees for the six months ended February 28, 2018 were as follows:

Fund	Commitment Fee
Capital Appreciation Fund	$2,834
Capital Appreciation Value Fund	2,906
Global Real Estate Fund	3,655
Health Sciences Fund	1,351
International Growth Stock Fund	2,031
International Small Cap Fund	1,766
International Strategic Equity Allocation Fund	3,039
International Value Fund	2,559
Mid Cap Stock Fund	2,433
Mid Value Fund	2,062
Multi-Index Lifestyle Aggressive Portfolio	1,411
Multi-Index Lifestyle Balanced Portfolio	1,778
Multi-Index Lifestyle Conservative Portfolio	1,324
Multi-Index Lifestyle Growth Portfolio	1,695
Multi-Index Lifestyle Moderate Portfolio	1,375
Real Estate Equity Fund	1,414
Real Estate Securities Fund	5,141
Science & Technology Fund	1,702
Small Cap Stock Fund	1,408
Small Company Growth Fund	1,403
Small Company Value Fund	1,432
Strategic Equity Allocation Fund	7,812
U.S. Strategic Equity Allocation Fund	2,878

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes.  Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

For federal income tax purposes, as of August 31, 2017, certain funds have capital loss carryforwards available to offset future net realized capital gains. Use of certain losses acquired in mergers, may be limited in a given year. The following table details the capital loss carryforwards available as of August 31, 2017:

	Capital Loss Carryforwards Expiring at August 31	No Expiration Date
Fund	2018	Short Term	Long Term
Global Real Estate Fund	$114,723,229	—	—
International Growth Stock Fund	—	$2,973,632	$12,796,417
International Small Cap Fund	16,694,169	7,809,377	1,004,084
International Value Fund	88,133,382	—	52,938,792

As of August 31, 2017, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on February 28, 2018, including short-term investments, were as follows:

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Fund	$859,410,750	$980,114,553	($2,402,857)	$977,711,696
Capital Appreciation Value Fund	1,639,946,392	267,048,142	(31,609,617)	235,438,525
Global Real Estate Fund	57,654,728	2,093,988	(14,690,992)	(12,597,004)
Health Sciences Fund	290,858,347	41,829,016	(18,174,964)	23,654,052
International Growth Stock Fund	600,890,199	210,555,380	(7,530,313)	203,025,067
International Small Cap Fund	453,684,243	194,691,440	(15,722,256)	178,969,184
International Strategic Equity Allocation Fund	1,816,518,169	216,404,100	(30,613,430)	185,790,670
International Value Fund	1,001,147,374	237,280,448	(47,443,424)	189,837,024
Mid Cap Stock Fund	1,327,853,571	370,580,172	(30,334,608)	340,245,564
Mid Value Fund	1,230,930,192	262,201,748	(39,357,371)	222,844,377
Multi-Index Lifestyle Aggressive Portfolio	300,019,466	9,900,530	(3,196,488)	6,704,042
Multi-Index Lifestyle Balanced Portfolio	877,549,246	16,541,883	(8,511,041)	8,030,842
Multi-Index Lifestyle Conservative Portfolio	165,983,780	1,204,343	(3,166,152)	(1,961,809)
Multi-Index Lifestyle Growth Portfolio	737,948,482	19,847,178	(8,236,347)	11,610,831
Multi-Index Lifestyle Moderate Portfolio	252,345,316	3,220,187	(4,351,628)	(1,131,441)
Real Estate Equity Fund	55,339,979	6,286,537	(31,201,077)	(24,914,540)
Real Estate Securities Fund	385,292,949	29,276,277	(16,285,435)	12,990,842
Science & Technology Fund	214,428,711	59,505,335	(3,721,080)	55,784,255
Small Cap Stock Fund	199,337,090	58,026,892	(4,800,422)	53,226,470
Small Company Growth Fund	338,952,734	18,824,470	(21,118,471)	(2,294,001)
Small Company Value Fund	190,938,839	99,977,489	(4,325,891)	95,651,598
Strategic Equity Allocation Fund	6,910,318,422	856,285,999	(170,582,199)	685,703,800
U.S. Strategic Equity Allocation Fund	1,664,753,168	212,300,425	(40,987,850)	171,312,575

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio and Multi-Index Lifestyle Moderate Portfolio generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.

Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, REITs, characterization of distributions, investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions, and amortization and accretion on debt securities.

3.  DERIVATIVE INSTRUMENTS The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

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DERIVATIVE INSTRUMENTS, CONTINUED

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the funds’ custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statements of assets and liabilities as cash collateral for OTC derivative contracts. The funds’ risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and centrally-cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between a fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the funds used futures contracts during the six months ended February 28, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund Name	Reason	USD Notional range
International Strategic Equity Allocation Fund	To maintain diversity of the fund	$59.7 million to $94.9 million
Strategic Equity Allocation Fund	To gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund	$178.9 million to $279.0 million
U.S. Strategic Equity Allocation Fund	To gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund	$35.2 million to $72.3 million

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the funds used forward foreign currency contracts during the six months ended February 28, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund Name	Reason	USD Notional range
Strategic Equity Allocation Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity and liquidity of the fund	Up to $42.7 million

Options.  There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

The following table details how the funds used purchase options contracts during the six months ended February 28, 2018. In addition, the table summarizes the range of market values for purchased options contracts held by the funds, as measured at each quarter end:

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DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets	Up to $2.2 million
Health Sciences Fund	To maintain diversity	From $23,700 to 33,000. At February 28, 2018, there were no open purchased options.

The following table details how the funds used written options contracts during the six months ended February 28, 2018. In addition, the table summarizes the range of market values for written options contracts held by the funds, as measured at each quarter end:

Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets	$7.3 million to $21.6 million

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at February 28, 2018 by risk category:

Fund	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	($7,268,384)
	Equity	Unaffiliated investments, at value*	Purchased options	$481,276	—
				$481,276	($7,268,384)
International Strategic Equity Allocation Fund	Equity	Receivable/payable for futures variation margin	Futures†	—	($421,541)
	Foreign currency	Receivable/payable for futures variation margin	Futures†	—	(1,644,922)
				—	($2,066,463)
Strategic Equity Allocation Fund	Equity	Receivable/payable for futures variation margin	Futures†	$349,500	($5,156,136)
	Foreign currency	Receivable/payable for futures variation margin	Futures†	—	(212,965)
	Foreign currency	Unrealized appreciation/depreciation for forward foreign currency contracts	Forward foreign currency contracts	—	(2,497,828)
				$349,500	($7,866,929)
U.S. Strategic Equity Allocation Fund	Equity	Receivable/payable for futures variation margin	Futures†	$225,836	($258,386)
				$225,836	($258,386)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of Investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.
*	Purchased options are included in the Portfolio of Investments.

For financial reporting purposes, the portfolio does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

	Statements of Operations Location—Net Realized Gain (Loss) on:
Fund	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Futures Contracts	Forward foreign currency contracts	Written Options	Swap Contracts	Total
Capital Appreciation Value Fund	Equity	$2,762,332	—	—	$96,816	—	$2,859,148
	Total	$2,762,332	—	—	$96,816	—	$2,859,148
Health Sciences Fund	Equity	$68,339	—	—	—	—	$68,339
	Total	$68,339	—	—	—	—	$68,339
International Strategic Equity Allocation Fund	Equity	—	$2,741,393	—	—	—	$2,741,393
	Foreign currency	—	509,650	—	—	—	509,650
	Total	—	$3,251,043	—	—	—	$3,251,043
Science & Technology Fund	Foreign currency	—	—	$7,619	—	—	$7,619
	Total	—	—	$7,619	—	—	$7,619
Strategic Equity Allocation Fund	Equity	—	$24,810,039	—	—	—	$24,810,039
	Foreign currency	—	324,888	$486,862	—	—	811,750
	Total	—	$25,134,927	$486,862	—	—	$25,621,789
U.S. Strategic Equity Allocation Fund	Equity	—	$7,452,345	—	—	—	$7,452,345
	Total	—	$7,452,345	—	—	—	$7,452,345

1	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.

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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:
Fund	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Futures Contracts	Forward foreign currency contracts	Written Options	Swap Contracts	Total
Capital Appreciation Value Fund	Equity	$170,776		—	$3,748,927	—	$3,919,703
	Total	$170,776	—	—	$3,748,927	—	$3,919,703
International Strategic Equity Allocation Fund	Equity	—	($1,545,625)	—	—	—	($1,545,625)
	Foreign currency	—	(1,802,597)	—	—	—	(1,802,597)
	Total	—	($3,348,222)	—	—	—	($3,348,222)
Strategic Equity Allocation Fund	Foreign currency	—	($601,091)	($2,497,828)	—	—	($3,098,919)
	Equity	—	(9,052,707)	—	—	—	(9,052,707)
	Total	—	($9,653,798)	($2,497,828)	—	—	($12,151,626)
U.S. Strategic Equity Allocation Fund	Equity	—	($959,442)	—	—	—	($959,442)
	Total	—	($959,442)	—	—	—	($959,442)

1	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee.  The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Investment Management Services, LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

•	Capital Appreciation Fund — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of the next $200 million of aggregate net assets; c) 0.700% of the next $500 million of aggregate net assets; and d) 0.670% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.

•	Global Real Estate Fund — a) 0.900% of the first $500 million of average net assets; b) 0.875% of the next $250 million of average net assets; and c) 0.850% of the excess over $750 million of average net assets.

•	Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the next $250 million of aggregate net assets; and c) 0.950% of excess over $750 million of aggregate net assets. However, when aggregate net assets exceed $750 million, the management fee is 0.95% on all net assets.

•	International Growth Stock Fund — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Small Cap Fund — a) 1.050% of the first $200 million of average net assets; b) 0.950% of the next $300 million of average net assets; and c) 0.850% of the excess over $500 million of average net assets.

•	International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund and U.S. Strategic Equity Allocation Fund — Aggregate net assets include these three funds and JHVIT Strategic Equity Allocation. The management fee paid is as follows: a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets.

•	International Value Fund — Aggregate net assets are the aggregate net assets of the fund, International Small Cap Fund, JHVIT International Value Trust, JHVIT Mutual Shares Trust and JHVIT Global Trust. The management fee paid is as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of the next $150 million of aggregate net assets; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the management fee rate is 0.800% of aggregate net assets.

•	Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million of aggregate net assets; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Value Fund — a) 1.050% of the first $20 million of aggregate net assets; b) 0.950% of the next $30 million of aggregate net assets; and c) 0.950% of the excess over $50 million of aggregate net assets. However, when aggregate net assets exceed $50 million, then the management fee rate is 0.950% of all aggregate net assets of the fund.

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•	Multi-Index Lifestyle Portfolios — Each fund pays the advisor a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II), John Hancock Funds III (JHF III) or John Hancock Variable Insurance Trust (JHVIT); and (b) a fee on assets invested in investments other than a fund of JHF II, JHF III or JHVIT (other assets). The fee on assets invested in a fund of JHF II, JHF III or JHVIT is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of the Multimanager Lifestyle Portfolios, JHVIT Lifestyle PS Series and Lifestyle MVPs) and is equivalent to the sum of a) 0.050% for the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund and is equivalent to the sum of: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion of aggregate net assets.

•	Real Estate Equity Fund — a) 0.875% of the first $250 million of average net assets; b) 0.850% of the next $250 million of average net assets; and c) 0.825% of the excess over $500 million of average net assets.

•	Real Estate Securities Fund — 0.700% of aggregate net assets.

•	Science & Technology Fund — a) 1.050% of the first $500 million of aggregate net assets and (b) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Stock Fund — a) 1.050% of the first $50 million of aggregate net assets and b) 1.000% of the excess over $50 million of aggregate net assets.

•	Small Company Growth Fund — Effective December 27, 2017, a) 0.880% of the first $300 million of average net assets; b) 0.850% of the next $300 million of average net assets; c) 0.83% of the next $300 million of average net assets; and d) 0.800% of the excess over $900 million of average net assets. Prior December 27, 2017, aggregate net assets include the following funds of JHVIT: Small Company Growth Trust, Small Cap Opportunities Trust, International Growth Stock Trust and Value Trust and JHF II International Growth Stock. The management fee paid is as follows: a) 1.050% of the first $250 million of aggregate net assets and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets exceed $1 billion, then the management fee rate is 1.000% of aggregate net assets of the fund.

•	Small Company Value Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor(s)
Science & Technology Fund	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
Real Estate Securities Fund
International Small Cap Fund	Franklin Templeton Investments Corp.
International Growth Stock Fund	Invesco Advisers, Inc.
Small Company Growth Fund	Redwood Investments, LLC
Capital Appreciation Fund	Jennison Associates, LLC
Multi-Index Lifestyle Aggressive Portfolio	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited1,2, and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,3]
Multi-Index Lifestyle Balanced Portfolio
Multi-Index Lifestyle Conservative Portfolio
Multi-Index Lifestyle Growth Portfolio
Multi-Index Lifestyle Moderate Portfolio
International Strategic Equity Allocation	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,3]
Strategic Equity Allocation Fund
U.S. Strategic Equity Allocation
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
Health Sciences Fund
Mid Value Fund
Real Estate Equity Fund
Small Company Value Fund
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Small Cap Stock Fund

1  An affiliate of the Advisor.

2  Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

3  Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The funds are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividends. This expense reduction will continue in effect until terminated by the Advisor.

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Fund	Expense limitation as a percentage of average net assets
Capital Appreciation Fund	0.20%
Capital Appreciation Value Fund	0.20%
Global Real Estate Fund	0.25%
Health Sciences Fund	0.20%
International Growth Stock Fund	0.25%
International Small Cap Fund	0.25%
International Strategic Equity Allocation	0.25%
International Value Fund	0.25%
Mid Cap Stock Fund	0.20%
Mid Value Fund	0.20%
Real Estate Equity Fund	0.20%
Real Estate Securities Fund	0.20%
Science & Technology Fund	0.20%
Small Cap Stock Fund	0.20%
Small Company Growth Fund	0.20%
Small Company Value Fund	0.20%
Strategic Equity Allocation Fund	0.20%
U.S. Strategic Equity Allocation	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of each fund’s average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive its management fee on International Value Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The expense reimbursement shall continue in effect until December 31, 2018 and may terminate any time thereafter.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of each Multi-Index Lifestyle Portfolio in an amount equal to the amount by which the expenses of the portfolio exceed 0.05% of the average net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, acquired fund fees, short dividend expense, management fees, and class specific expenses. This expense limitation shall continue in effect until December 31, 2018, unless renewed by mutual agreement of the portfolios and the Advisor.

The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund and U.S. Strategic Equity Allocation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the funds’ average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the funds.

The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, Real Estate Equity Fund, Science & Technology Fund and Small Company Value Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by Deutsche Investment Management Americas, Inc. which include Global Real Estate Fund and Real Estate Securities Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by Deutsche Investment Management Americas, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor has voluntarily agreed to waive its advisory fee for each Multi-Index Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the funds’ first $7.5 billion of average annual net assets and 0.49% of the funds’ average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

For the six months ended February 28, 2018, the waivers under these agreements amounted to:

Expense Reimbursement by Class
Portfolio	Class R6	Class 1	Class NAV	Total
Capital Appreciation Fund	—	$25,868	$50,079	$75,947
Capital Appreciation Value Fund	—	—	386,493	386,493
Global Real Estate Fund	—	—	9,770	9,770
Health Sciences Fund	—	—	98,854	98,854
International Growth Stock Fund	—	—	34,969	34,969
International Small Cap Fund	—	3,774	22,629	26,403
International Strategic Equity Allocation Fund	—	—	1,317,383	1,317,383
International Value Fund	—	8,615	42,403	51,018
Mid Cap Stock Fund	—	15,802	52,222	68,024
Mid Value Fund	—	—	365,955	365,955
Multi-Index Lifestyle Aggressive Portfolio	$3	759	—	762
Multi-Index Lifestyle Conservative Portfolio	43	20,728	—	20,771
Multi-Index Lifestyle Moderate Portfolio	39	9,637	—	9,676
Real Estate Equity Fund	—	—	50,244	50,244
Real Estate Securities Fund	—	19,509	—	19,509
Science & Technology Fund	—	—	70,609	70,609
Small Cap Stock Fund	—	—	10,068	10,068
Small Company Growth Fund	—	—	11,497	11,497
Small Company Value Fund	—	25,731	61,865	87,596
Strategic Equity Allocation Fund	—	—	4,919,419	4,919,419
U.S. Strategic Equity Allocation Fund	—	—	1,249,861	1,249,861

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The net investment management fees incurred for the six months ended February 28, 2018, including the impact of waivers and reimbursements were equivalent to an annual effective rate of the funds’ average net assets as follows:

Portfolio	Annual Effective Rate
Capital Appreciation Fund	0.69%
Capital Appreciation Value Fund	0.77%
Global Real Estate Fund	0.89%
Health Sciences Fund	0.98%
International Growth Stock Fund	0.78%
International Small Cap Fund	0.95%
International Strategic Equity Allocation	0.49%
International Value Fund	0.79%
Mid Cap Stock Fund	0.82%
Mid Value Fund	0.90%
Multi-Index Lifestyle Aggressive Portfolio	0.19%
Multi-Index Lifestyle Balanced Portfolio	0.31%
Multi-Index Lifestyle Conservative Portfolio	0.41%
Multi-Index Lifestyle Growth Portfolio	0.25%
Multi-Index Lifestyle Moderate Portfolio	0.37%
Real Estate Equity Fund	0.83%
Real Estate Securities Fund	0.69%
Science & Technology Fund	0.98%
Small Cap Stock Fund	1.00%
Small Company Growth Fund	0.94%
Small Company Value Fund	0.98%
Strategic Equity Allocation Fund	0.49%
U.S. Strategic Equity Allocation Fund	0.49%

Accounting and legal services.  Pursuant to a service agreement, the funds reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans.  The funds have a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The funds may pay up to the 0.05% of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for Class 1 shares.

Transfer agent fees.  The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses.  Class level expenses for the six months ended February 28, 2018 were:

Class	Distribution and Service Fees	Transfer Agent Fees
Multi-Index Lifestyle Aggressive Portfolio
Class R6	—	$47
Class 1	$69,773	—
Total	$69,773	$47
Multi-Index Lifestyle Balanced Portfolio
Class R6	—	$97
Class 1	$197,601	—
Total	$197,601	$97
Multi-Index Lifestyle Conservative Portfolio
Class R6	—	$19
Class 1	$35,821	—
Total	$35,821	$19
Multi-Index Lifestyle Growth Portfolio
Class R6	—	$124
Class 1	$170,407	—
Total	$170,407	$124
Multi-Index Lifestyle Moderate Portfolio
Class R6	—	$53
Class 1	$54,606	—
Total	$54,606	$53

Trustee expenses.  The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the funds based on their net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program.  Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the respective funds’ Statements of assets and liabilities. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:

154

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Fund	Borrower	$13,449,761	6	1.340%	($3,004)
International Strategic Equity Allocation Fund	Borrower	9,033,748	4	1.480%	(1,486)
Mid Cap Stock Fund	Borrower	10,698,314	1	1.480%	(440)
Capital Appreciation Fund	Lender	8,272,015	2	1.250%	574
Health Sciences Fund	Lender	1,941,933	2	1.480%	160
Real Estate Equity Fund	Lender	7,900,000	1	1.205%	264
Small Company Value Fund	Lender	3,485,680	1	1.480%	143

6.  FUND SHARE TRANSACTIONS Transactions in fund shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

Capital Appreciation Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,068,345	$19,466,352	741,976	$12,682,657
Distributions reinvested	7,653,808	123,149,769	4,035,161	59,518,627
Repurchased	(2,160,076)	(39,471,683)	(6,638,798)	(108,822,830)
Net increase (decrease)	6,562,077	$103,144,438	(1,861,661)	($36,621,546)
Class NAV shares
Sold	839,203	$15,522,951	2,840,220	$47,485,926
Distributions reinvested	14,664,684	236,541,350	9,916,031	146,459,782
Repurchased	(14,232,834)	(260,181,323)	(31,973,792)	(537,653,706)
Net increase (decrease)	1,271,053	($8,117,022)	(19,217,541)	($343,707,998)
Total net increase (decrease)	7,833,130	$95,027,416	(21,079,202)	($380,329,544)

Capital Appreciation Value Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,048,371	$12,616,682	644,831	$7,640,618
Distributions reinvested	16,935,212	193,400,123	9,231,714	102,472,028
Repurchased	(10,531,643)	(128,845,417)	(37,282,089)	(435,861,388)
Total net increase (decrease)	7,451,940	$77,171,388	(27,405,544)	($325,748,742)

Global Real Estate Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	555,562	$5,330,926	3,994,013	$37,586,242
Distributions reinvested	375,702	3,648,069	1,162,002	10,272,101
Repurchased	(20,762,340)	(197,394,940)	(2,309,574)	(21,861,069)
Total net increase (decrease)	(19,831,076)	($188,415,945)	2,846,441	$25,997,274

Health Sciences Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,619,758	$7,685,016	51,596,379	$256,744,369
Distributions reinvested	12,361,444	53,030,597	12,339,137	50,343,681
Repurchased	(6,970,772)	(33,254,108)	(38,680,722)	(178,771,803)
Total net increase	7,010,430	$27,461,505	25,254,794	$128,316,247

International Growth Stock Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	288,456	$4,114,629	12,686,917	$152,231,393
Distributions reinvested	1,479,746	20,790,426	1,086,082	12,870,075
Repurchased	(3,835,663)	(54,858,678)	(16,678,995)	(221,836,488)
Total net increase	(2,067,461)	($29,953,623)	(2,905,996)	($56,735,020)

International Small Cap Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Series I shares
Sold	280,582	$6,388,468	609,370	$11,955,603
Distributions reinvested	44,302	987,038	67,899	1,135,947
Repurchased	(546,610)	(12,193,306)	(924,342)	(16,990,516)
Net increase	(221,726)	($4,817,800)	(247,073)	($3,898,966)
Series NAV shares
Sold	91,649	$2,046,419	1,240,503	$21,389,573
Distributions reinvested	283,169	6,306,166	508,495	8,507,122
Repurchased	(2,275,664)	(51,133,444)	(7,035,380)	(133,938,293)
Net decrease	(1,900,846)	($42,780,859)	(5,286,382)	($104,041,598)
Total net decrease	(2,122,572)	($47,598,659)	(5,533,455)	($107,940,564)

155

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International Strategic Equity Allocation Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	204,815	$2,421,142	201,400,133	$2,009,925,640
Distributions reinvested	11,670,811	135,147,990	680,548	6,710,207
Repurchased	(19,231,518)	(230,998,609)	(28,203,872)	(308,995,583)
Total net increase (decrease)	(7,355,892)	($93,429,477)	173,876,809	$1,707,640,264

International Value Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Series I shares
Sold	237,886	$4,118,594	834,569	$13,373,414
Distributions reinvested	271,852	4,629,635	290,760	4,346,857
Repurchased	(1,451,727)	(25,043,076)	(1,459,447)	(23,171,277)
Net decrease	(941,989)	($16,294,847)	(334,118)	($5,451,006)
Series NAV shares
Sold	1,561,182	$26,670,931	1,015,575	$16,022,499
Distributions reinvested	1,380,429	23,439,685	2,077,157	30,949,632
Repurchased	(3,462,974)	(59,781,962)	(35,485,757)	(574,491,914)
Net decrease	(521,363)	($9,671,346)	(32,393,025)	($527,519,783)
Total net decrease	(1,463,352)	($25,966,193)	(32,727,143)	($532,970,789)

Mid Cap Stock Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	443,248	$10,015,407	992,081	$20,336,323
Distributions reinvested	1,612,718	34,657,303	84,883	1,560,989
Repurchased	(1,757,399)	(38,922,695)	(2,576,907)	(50,315,508)
Net increase (decrease)	298,567	$5,750,015	(1,499,943)	($28,418,196)
Class NAV shares
Sold	239,225	$5,457,941	3,539,724	$66,967,208
Issued in reorganization (Note 13)	—	—	13,457,544	266,892,549
Distributions reinvested	5,113,778	110,968,977	305,384	5,661,822
Repurchased	(8,120,317)	(185,878,986)	(21,881,778)	(444,912,044)
Net decrease	(2,767,314)	($69,452,068)	(4,579,126)	($105,390,465)
Total net decrease	(2,468,747)	($63,702,053)	(6,079,069)	($133,808,661)

Mid Value Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	8,631,153	$142,579,799	24,303,195	$389,113,364
Distributions reinvested	4,710,017	76,537,779	5,029,489	78,560,625
Repurchased	(4,255,796)	(71,739,157)	(10,825,627)	(175,224,640)
Total net increase	9,085,374	$147,378,421	18,507,057	$292,449,349

Multi-Index Lifestyle Aggressive Portfolio	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	319,013	$4,193,481	1,901	$21,778
Distributions reinvested	4,955	62,138	392	4,280
Repurchased	(69,189)	(874,411)	(288)	(3,250)
Net increase	254,779	$3,381,208	2,005	$22,808
Class 1 shares
Sold	3,963,054	$50,913,593	10,633,000	$122,393,955
Distributions reinvested	1,270,417	15,931,028	383,858	4,184,057
Repurchased	(1,115,932)	(14,358,589)	(698,761)	(8,087,666)
Net increase	4,117,539	$52,486,032	10,318,097	$118,490,346
Total net increase	4,372,318	$55,867,240	10,320,102	$118,513,154

Multi-Index Lifestyle Balanced Portfolio	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	434,430	$5,147,636	743	$8,338
Distributions reinvested	8,592	99,153	3	29
Repurchased	(33,247)	(384,106)	(2)	(23)
Net increase	409,775	$4,862,683	744	$8,344
Class 1 shares
Sold	9,466,509	$110,852,571	31,375,531	$345,639,509
Distributions reinvested	2,769,288	31,965,809	1,137,831	12,190,570
Repurchased	(2,623,946)	(30,726,604)	(2,328,320)	(25,405,134)
Net increase	9,611,851	$112,091,776	30,185,042	$332,424,945
Total net increase	10,021,626	$116,954,459	30,185,786	$332,433,289

156

FUND SHARE TRANSACTIONS, CONTINUED

Multi-Index Lifestyle Conservative Portfolio	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	2,988	$32,119	5,644	$59,577
Distributions reinvested	705	7,503	679	7,058
Repurchased	(4,433)	(46,641)	(761)	(8,004)
Net increase (decrease)	(740)	($7,019)	5,562	$58,631
Class 1 shares
Sold	2,791,988	$29,974,797	6,883,076	$72,357,323
Distributions reinvested	335,208	3,565,560	217,413	2,260,456
Repurchased	(813,069)	(8,678,592)	(2,009,087)	(20,985,630)
Net increase	2,314,127	$24,861,765	5,091,402	$53,632,149
Total net increase	2,313,387	$24,854,746	5,096,964	$53,690,780

Multi-Index Lifestyle Growth Portfolio	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	476,689	$5,991,493	5,449	$61,276
Distributions reinvested	9,832	119,260	1,996	21,639
Repurchased	(84,561)	(1,060,073)	(17,582)	(192,629)
Net increase (decrease)	401,960	$5,050,680	(10,137)	($109,714)
Class 1 shares
Sold	8,121,715	$100,627,039	25,951,587	$295,173,939
Distributions reinvested	2,871,825	34,806,520	928,067	10,050,961
Repurchased	(2,358,021)	(29,306,109)	(1,261,202)	(14,263,363)
Net increase	8,635,519	$106,127,450	25,618,452	$290,961,537
Total net increase	9,037,479	$111,178,130	25,608,315	$290,851,823

Multi-Index Lifestyle Moderate Portfolio	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	77,758	$874,455	2,484	$26,701
Distributions reinvested	3,024	33,454	1,429	15,056
Repurchased	(8,236)	(92,054)	(2,976)	(31,640)
Net increase	72,546	$815,855	937	$10,117
Class 1 shares
Sold	3,462,565	$38,706,146	10,739,662	$115,290,825
Distributions reinvested	602,801	6,670,278	290,300	3,060,800
Repurchased	(910,369)	(10,142,148)	(1,428,926)	(15,291,168)
Net increase	3,154,997	$35,234,276	9,601,036	$103,060,457
Total net increase	3,227,543	$36,050,131	9,601,973	$103,070,574

Real Estate Equity Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,047,911	$10,287,533	2,987,944	$31,845,365
Distributions reinvested	997,231	9,952,370	2,870,473	28,848,249
Repurchased	(20,297,535)	(191,012,449)	(2,208,938)	(23,267,184)
Total net increase (decrease)	(18,252,393)	($170,772,546)	3,649,479	$37,426,430

Real Estate Securities Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	157,376	$1,850,196	464,159	$6,452,069
Distributions reinvested	2,601,535	31,582,639	5,364,229	65,765,455
Repurchased	(5,467,582)	(69,032,560)	(12,012,571)	(157,410,525)
Total net decrease	(2,708,671)	($35,599,725)	(6,184,183)	($85,193,001)

Science & Technology Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	223,111	$2,325,174	528,526	$6,499,291
Distributions reinvested	37,791,316	190,090,318	5,235,061	56,538,661
Repurchased	(15,886,437)	(148,505,620)	(45,329,007)	(573,500,100)
Total net increase (decrease)	22,127,990	$43,909,872	(39,565,420)	($510,462,148)

Small Cap Stock Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	127,963	$1,272,939	4,492,149	$39,251,817
Distributions reinvested	592,240	5,928,321	—	—
Repurchased	(3,142,378)	(31,426,074)	(4,778,547)	(41,251,634)
Total net decrease	(2,422,175)	($24,224,814)	(286,398)	($1,999,817)

157

FUND SHARE TRANSACTIONS, CONTINUED

Small Company Growth Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	6,044,253	$126,179,808 [1]	2,572,585	$49,309,599
Distributions reinvested	810,155	16,916,044	629,229	11,370,175
Repurchased	(1,387,155)	(29,864,529)	(1,620,443)	(30,928,932)
Total net increase	5,467,253	$113,231,323	1,581,371	$29,750,842

1  Includes in-kind purchases of approximately $104 million by affiliates of the fund. The cost basis on the contributed securities is equal to the market value of the securities on the date on the subscription.

Small Company Value Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	66,628	$1,986,628	422,584	$12,674,256
Distributions reinvested	320,690	9,171,723	379,047	10,893,806
Repurchased	(354,404)	(10,417,154)	(946,372)	(27,093,515)
Net increase (decrease)	32,914	$741,197	(144,741)	($3,525,453)
Class NAV shares
Sold	992,255	$30,466,298	873,401	$24,832,607
Distributions reinvested	783,626	22,380,349	596,001	17,105,226
Repurchased	(357,847)	(11,180,304)	(2,112,631)	(62,679,866)
Net increase (decrease)	1,418,034	$41,666,343	(643,229)	($20,742,033)
Total net increase (decrease)	1,450,948	$42,407,540	(787,970)	($24,267,486)

Strategic Equity Allocation Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	6,810,634	$92,841,881	37,960,382	$499,812,858
Distributions reinvested	86,453,633	1,114,387,333	51,147,116	633,201,299
Repurchased	(54,303,811)	(766,611,197)	(86,549,458)	(1,153,444,160)
Total net increase (decrease)	38,960,456	$440,618,017	2,558,040	($20,430,003)

U.S. Strategic Equity Allocation Fund
	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	792,151	$9,646,644	270,869,078	$2,742,772,883
Distributions reinvested	9,469,964	113,071,369	553,781	5,881,152
Repurchased	(27,500,279)	(335,809,326)	(102,463,573)	(1,047,671,276)
Total net increase (decrease)	(17,238,164)	($213,091,313)	168,959,286	$1,700,982,759

For Multi-Index Lifestyle Balanced Portfolio, affiliates of the Trust owned 1% of Class R6. For all funds, affiliates of the funds owned 100% of shares of Class 1 and Class NAV, respectively, on February 28, 2018. With the exception of Capital Appreciation Fund and International Value Fund where affiliates owned 77% and 86% of Class NAV, respectively. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

On February 23, 2018, both Global Real Estate Fund and Real Estate Equity Fund had a redemption in kind from Class NAV of $181,034,048 and $173,793,837, respectively, which represented approximately 80% and 85%, respectively, of the funds on that date. For purposes of US GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Net realized gain resulting from such redemption in kind is shown on the Statements of operations.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and redemptions in kind, are aggregated below for the six months ended February 28, 2018:

Fund	Purchases	Sales
Capital Appreciation Fund	$398,417,836	$652,345,177
Capital Appreciation Value Fund	872,385,772	784,308,520
Global Real Estate Fund	140,852,451	149,112,904
Health Sciences Fund	81,953,037	110,612,242
International Growth Stock Fund	107,419,562	141,546,530
International Small Cap Fund	90,113,518	151,095,085
International Strategic Equity Allocation Fund	979,570,814	1,202,460,888
International Value Fund	149,266,914	195,372,714
Mid Cap Stock Fund	600,618,725	826,693,022
Mid Value Fund	328,075,347	221,856,990
Multi-Index Lifestyle Aggressive Portfolio	93,935,966	24,770,825
Multi-Index Lifestyle Balanced Portfolio	200,876,560	61,975,767
Multi-Index Lifestyle Conservative Portfolio	36,191,901	10,404,075
Multi-Index Lifestyle Growth Portfolio	189,389,655	54,009,469
Multi-Index Lifestyle Moderate Portfolio	38,418,091	14,704,467
Real Estate Equity Fund	16,042,287	12,949,451
Real Estate Securities Fund	336,268,244	397,827,856
Science & Technology Fund	134,479,853	264,580,120
Small Cap Stock Fund	119,668,579	146,372,035
Small Company Growth Fund	301,537,055	309,522,119
Small Company Value Fund	45,824,039	30,868,488
Strategic Equity Allocation Fund	4,230,247,234	4,817,082,388
U.S. Strategic Equity Allocation Fund	1,147,610,662	1,448,920,135

158

8.  INDUSTRY OR SECTOR RISK Certain funds generally invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

9.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the funds’ net assets:

FUND
Capital Appreciation Fund	49.2%
Capital Appreciation Value Fund	99.5%
Global Real Estate Fund	93.6%
Health Sciences Fund	100.0%
International Growth Stock Fund	99.1%
International Small Cap Fund	85.5%
International Strategic Equity Allocation	100.0%
International Value Fund	71.7%
Mid Cap Stock Fund	76.1%
Mid Value Fund	100.0%
Real Estate Equity Fund	100.0%
Science & Technology Fund	100.0%
Small Cap Stock Fund	100.0%
Small Company Growth Fund	100.0%
Small Company Value Fund	72.1%
Strategic Equity Allocation Fund	100.0%
U.S. Strategic Equity Allocation	100.0%

10.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS John Hancock Multi-Index Lifestyle Portfolios invest primarily in underlying funds, including affiliated underlying funds, that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolio’s investment may represent a significant portion of each underlying fund’s net assets. At February 28, 2018, Multi-Index Lifestyle Growth Portfolio held more than 5% of the net assets of the Strategic Equity Allocation Fund.

Information regarding each portfolio’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index Lifestyle Aggressive Portfolio
Strategic Equity Allocation	11,751,624	4,631,140	(547,389)	15,835,375	$3,465,461	$25,135,025	($116,393)	($13,653,009)	$205,859,870

Multi-Index Lifestyle Balanced Portfolio
John Hancock Collateral Trust	—	8,708,975	(3,560,521)	5,148,454	—	—	$479	($5,699)	$51,502,043
Strategic Equity Allocation	20,403,818	6,245,576	(1,040,553)	25,608,841	$5,825,054	$42,249,183	(121,343)	(22,041,760)	332,914,927
					$5,825,054	$42,249,183	($120,864)	($22,047,459)	$384,416,970
Multi-Index Lifestyle Conservative Portfolio
John Hancock Collateral Trust	—	1,905,795	(619,593)	1,286,202	—	—	($264)	($1,353)	$12,866,391
Strategic Equity Allocation	1,140,612	466,016	(209,302)	1,397,326	$326,731	$2,369,781	142,150	(1,363,623)	18,165,235
					$326,731	$2,369,781	$141,886	($1,364,976)	$31,031,626
Multi-Index Lifestyle Growth Portfolio
John Hancock Collateral Trust	—	4,080,038	(1,872,105)	2,207,933	—	—	($87)	($2,819)	$22,086,834
Strategic Equity Allocation	23,212,450	7,550,518	(967,184)	29,795,784	$6,718,706	$48,730,848	(152,898)	(25,771,268)	387,345,190
					$6,718,706	$48,730,848	($152,985)	($25,774,087)	$409,432,024
Multi-Index Lifestyle Moderate Portfolio
John Hancock Collateral Trust	—	2,245,584	(310,540)	1,935,044	—	—	($246)	($2,318)	$19,357,020
Strategic Equity Allocation	3,728,451	1,242,742	(323,612)	4,647,581	$1,069,728	$7,758,747	44,251	(4,118,842)	60,418,557
					$1,069,728	$7,758,747	$44,005	($4,121,160)	$79,775,577

11.  INTERFUND TRADING The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2018 the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Fund	Purchases	Sales
Capital Appreciation Value Fund	$13,147,772	$4,012,147
International Small Cap Fund	—	362,556
Mid Value Fund	535,627	442,967
Science & Technology Fund	421,112	—
Small Company Growth Fund	—	3,326,220
Small Company Value Fund	303,572	259,896

159

12.  DIRECT PLACEMENT SECURITIES The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at February 28, 2018:

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund’s net assets	Value as of 2-28-18
Health Sciences Fund	Acerta Pharma BV, Class B	2/8/2016	$146,475	4,892,850	4,892,850	0.1%	$411,978
Health Sciences Fund	Doximity, Inc.	4/10/2014	307,268	63,738	63,738	0.1%	342,910
Health Sciences Fund	Jand, Inc., Class A	4/23/2015	$194,538	16,938	16,938	0.1%	$162,266
Health Sciences Fund	Jand, Inc., Series D	4/23/2015	434,397	37,822	37,822	0.1%	362,335
							$1,279,489

Mid Cap Stock Fund	Coupang LLC	11/20/2014	7,607,320	2,300,670	2,300,670	0.8%	$12,354,598
Mid Cap Stock Fund	DraftKings, Inc.	12/4/2014	3,259,192	2,143,227	2,143,227	0.2%	3,386,299
Mid Cap Stock Fund	Dropbox, Inc., Series C	1/28/2014	299,400	20,535	20,535	0.0%*	314,186
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	5,083,384	2,958,957	2,958,957	0.4%	5,917,914
Mid Cap Stock Fund	Jand, Inc., Class A	4/23/2015	635,744	57,523	57,523	0.0%*	551,070
Mid Cap Stock Fund	Jand, Inc., Series D	4/23/2015	1,419,614	128,449	128,449	0.1%	1,230,541
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	4,276,874	392,767	392,767	0.2%	3,283,532
Mid Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	5,713,656	507,686	507,686	0.3%	5,417,010
Mid Cap Stock Fund	Pinterest, Inc., Series G	3/16/2015	6,593,991	960,835	960,835	0.5%	8,224,748
Mid Cap Stock Fund	The Honest Company, Inc. (Common)	8/20/2014	1,699,979	60,870	60,870	0.1%	917,311
Mid Cap Stock Fund	The Honest Company, Inc. (Preferred)	8/20/2014	3,966,620	142,030	142,030	0.3%	4,525,076
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	12,551,361	1,336,524	809,084	1.7%	26,674,609
	Sold: 527,440 shares
Mid Cap Stock Fund	WeWork Companies, Inc., Class A	12/8/2014	250,733	41,429	15,058	0.0%*	780,155
	Sold: 26,371 shares
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1	12/8/2014	4,418,925	205,905	205,905	0.7%	10,667,938
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	3,472,011	161,782	161,782	0.5%	8,381,925
Mid Cap Stock Fund	Zuora, Inc., Series F	1/15/2015	6,216,996	1,640,679	1,640,679	0.6%	9,991,735
							$102,618,647

Science & Technology Fund	Airbnb, Inc., Series E	7/14/2015	$1,526,562	16,398	16,398	0.7%	$1,725,890
Science & Technology Fund	Flipkart, Ltd.	3/19/2015	93,480	980	820	0.0%*	72,253
	Sold: 160 shares
Science & Technology Fund	Flipkart, Ltd., Series A	3/19/2015	31,920	334	280	0.0%*	24,672
	Sold: 54 shares
Science & Technology Fund	Flipkart, Ltd., Series C	3/19/2015	56,316	590	494	0.0%*	43,528
	Sold: 96 shares
Science & Technology Fund	Flipkart, Ltd., Series E	3/19/2015	104,652	1,097	918	0.0%*	80,888
	Sold: 179 shares
Science & Technology Fund	Flipkart, Ltd., Series G	12/17/2014	651,375	6,498	5,439	0.3%	651,375
	Sold: 1,059 shares
Science & Technology Fund	Xiaoju Kuaizhi, Inc.	10/19/2015	460,705	16,798	16,798	0.3%	855,557
							$3,454,163

Small Cap Stock Fund	DraftKings, Inc.	7/13/2015	$571,817	151,487	151,487	0.1%	$239,349
Small Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	839,997	72,325	72,325	0.3%	771,708
Small Cap Stock Fund	The Honest Company, Inc., Series D	8/3/2015	585,435	12,795	12,795	0.2%	472,136
Small Cap Stock Fund	Zuora, Inc., Series F	1/15/2015	733,242	192,994	192,994	0.5%	1,175,333
							$2,658,526

* Less than 0.05%

13.  REORGANIZATION On December 8, 2016, the shareholders of JHF II Alpha Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the JHF II Mid Cap Stock Fund (the Acquiring Fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar investment objective and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Fund at market value. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on March 24, 2017. The following outlines the reorganization:

Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investment	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
JHF II Mid Cap Stock Fund	JHF II Alpha Opportunities Fund	$266,892,549	$12,634,289	23,300,809	13,457,544	$1,540,405,769	$1,807,298,318

See Note 6 for capital shares issued in connection with the above referenced reorganizations.

160

14.  OTHER MATTERS On June 30, 2016, Science & Technology Fund received a reimbursement from T. Rowe Price Associates Inc., the fund’s subadvisor, due to a proxy voting error by the subadvisor in relation to a tender offer for shares of Dell Inc. The fund received a payment from the subadvisor of approximately $6.0 million. On December 14, 2017, the Delaware Supreme Court reversed and remanded the appraisal decision by the Delaware Chancery Court related to the Dell Inc. tender offer, which may lead to a change in the appraisal value. The reimbursement agreement with the subadvisor allowed for adjustments to the payments made to the fund should the appraisal value change at a future date. At this time, the fund cannot predict the outcome of these proceedings and therefore, is unable to determine a reasonable estimate of a liability, if any, to the subadvisor, which may be up to the amount the fund received.

15.  SUBSEQUENT EVENTS On December 14, 2017, the Board of Trustees approved a plan of liquidation for Global Real Estate Fund and Real Estate Equity Fund. The final liquidation occurred on April 23, 2018.

Effective March 5, 2018, Small Company Growth Fund changed its name to Small Cap Growth Fund.

161

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

162

Management of the trust

Investment advisor

John Hancock Advisers, LLC
Boston, Massachusetts

Principal distributor
John Hancock Funds, LLC

Custodians
Citibank, N.A.
State Street Bank and Trust Company

Transfer agent
John Hancock Signature Services, Inc.

Legal counsel
K&L Gates LLP

Independent registered public accounting firm
PricewaterhouseCoopers LLP

John Hancock
601 Congress Street
Boston MA 02210-2805

JHF2SA 2/18
4/18

JOHN HANCOCK

Funds II

2.28.18 **Semiannual Report**

John Hancock Funds II

Semiannual report — table of contents

Sector or portfolio composition	3
Shareholder expense example	4
Portfolio of investments (See below for each fund’s page #)	6
Statements of assets and liabilities	88
Statements of operations	91
Statements of changes in net assets	94
Statement of cash flows	96
Financial highlights	97
Notes to financial statements	100
For more information	119

Fund	Portfolio of investments
Asia Pacific Total Return Bond Fund	6
Core Bond Fund	9
Global Bond Fund	19
High Yield Fund	35
Investment Quality Bond Fund	42
Real Return Bond Fund	53
Short Term Government Income Fund	63
Total Return Fund	65
U.S. High Yield Bond Fund	81

2

John Hancock Funds II

Sector or portfolio composition

Asia Pacific Total Return Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	56.7
Foreign government obligations	36.2
U.S. Government	1.5
Other assets and liabilities, net	5.6

Core Bond Fund

Portfolio Composition**	% of Total
U.S. Government	30.7
U.S. Government Agency	26.2
Corporate bonds	20.3
Asset backed securities	10.5
Collateralized mortgage obligations	5.4
Foreign government obligations	1.2
Municipal bonds	0.5
Short-term investments	5.2

Global Bond Fund

Portfolio Composition**	% of Total
Corporate bonds	32.5
U.S. Government Agency	22.4
Foreign government obligations	18.2
Collateralized mortgage obligations	12.8
Asset backed securities	4.8
U.S. Government	3.5
Municipal bonds	1.0
Term loans	0.3
Escrow shares	0.1
Preferred securities	0.1
Purchased options	0.1
Short-term investments	4.2

High Yield Fund

Portfolio Composition*	% of Total
Corporate bonds	87.4
Common stocks	3.0
Term loans	2.5
Foreign government obligations	1.7
Preferred securities	1.5
Convertible bonds	1.4
Collateralized mortgage obligations	0.5
Short-term investments and other	2.0

Investment Quality Bond Fund

Portfolio Composition**	% of Total
U.S. Government	22.7
U.S. Government Agency	22.5
Corporate bonds	22.2
Asset backed securities	18.2
Collateralized mortgage obligations	9.7
Municipal bonds	0.9
Foreign government obligations	0.7
Purchased options	0.1
Short-term investments	3.0

Real Return Bond Fund

Portfolio Composition**	% of Total
U.S. Government	73.6
U.S. Government Agency	11.2
Foreign government obligations	4.4
Corporate bonds	2.9
Asset backed securities	2.4
Collateralized mortgage obligations	0.9
Short-term investments	4.6

Short Term Government Income Fund

Portfolio Composition*	% of Total
U.S. Government Agency	64.4
U.S. Government	31.8
Collateralized mortgage obligations	2.5
Short-term investments and other	1.3

Total Return Fund

Portfolio Composition**	% of Total
U.S. Government Agency	30.8
Corporate bonds	26.7
U.S. Government	10.4
Asset backed securities	8.7
Collateralized mortgage obligations	6.5
Foreign government obligations	0.7
Municipal bonds	0.3
Preferred securities	0.2
Short-term investments	15.7

U.S. High Yield Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	94.4
Term loans	2.6
Convertible bonds	1.1
Short-term investments and other	1.9

*	As a percentage of net assets.
**	As a percentage of total investments.

3

John Hancock Funds II

Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 through February 28, 2018).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2017	Ending Account Value 2/28/2018	Expenses Paid During Period[1] 9/1/2017– 2/28/2018	Annualized Expense Ratio
Asia Pacific Total Return Bond Fund
Class NAV — Actual	$1,000.00	$1,007.20	$3.98	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Core Bond Fund
Class 1 — Actual	$1,000.00	$976.50	$3.23	0.66%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%
Class NAV — Actual	1,000.00	976.70	2.99	0.61%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%
Global Bond Fund
Class 1 — Actual	$1,000.00	$1,006.20	$4.13	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Class NAV — Actual	1,000.00	1,007.50	3.88	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
High Yield Fund
Class 1 — Actual	$1,000.00	$1,018.80	$3.90	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Class NAV — Actual	1,000.00	1,018.00	3.65	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Investment Quality Bond Fund
Class 1 — Actual	$1,000.00	$981.60	$3.88	0.79%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Real Return Bond Fund
Class 1 — Actual	$1,000.00	$986.90	$5.12	1.04%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%
Class NAV — Actual	1,000.00	987.00	4.88	0.99%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%

4

John Hancock Funds II

Shareholder expense example

	Beginning Account Value 9/1/2017	Ending Account Value 2/28/2018	Expenses Paid During Period[1] 9/1/2017– 2/28/2018	Annualized Expense Ratio
Short Term Government Income Fund
Class NAV — Actual	$1,000.00	$985.80	$2.90	0.59%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%
Total Return Fund
Class NAV — Actual	$1,000.00	$979.60	$3.19	0.65%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
U.S. High Yield Bond Fund
Class 1 — Actual	$1,000.00	$1,018.90	$4.30	0.86%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Class NAV — Actual	1,000.00	1,019.20	4.06	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.5%
U.S. Government – 1.5%
U.S. Treasury Bonds
2.875%, 11/15/2046		$6,000,000	$5,707,734
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,792,352)			$5,707,734
FOREIGN GOVERNMENT OBLIGATIONS – 36.2%
Australia – 1.5%
Commonwealth of Australia
3.250%, 04/21/2029	AUD	7,000,000	5,656,875
Canada – 0.4%
Province of British Columbia
6.600%, 01/09/2020 (A)	INR	106,000,000	1,627,578
China – 4.0%
The Export-Import Bank of China
2.625%, 03/14/2022		$8,000,000	7,784,832
2.875%, 04/26/2026		4,000,000	3,737,172
3.650%, 05/14/2019	CNY	20,000,000	3,133,240
			14,655,244
India – 7.3%
Government of India
7.590%, 01/11/2026	INR	450,000,000	6,767,153
8.270%, 06/09/2020		500,000,000	7,881,198
9.150%, 11/14/2024		250,000,000	4,099,138
Republic of India
7.680%, 12/15/2023		85,000,000	1,309,559
8.120%, 12/10/2020		450,000,000	7,094,833
			27,151,881
Indonesia – 6.6%
Republic of Indonesia
7.000%, 05/15/2022 to 05/15/2027	IDR	111,000,000,000	8,197,385
8.250%, 07/15/2021 to 05/15/2036		78,000,000,000	6,046,919
8.375%, 03/15/2024 to 09/15/2026		127,516,000,000	10,213,514
			24,457,818
Malaysia – 2.3%
Government of Malaysia
3.418%, 08/15/2022	MYR	7,500,000	1,887,555
4.181%, 07/15/2024		18,000,000	4,659,036
4.392%, 04/15/2026		8,000,000	2,087,800
			8,634,391
New Zealand – 0.8%
Dominion of New Zealand
4.500%, 04/15/2027	NZD	3,690,000	2,985,510
Philippines – 3.4%
Republic of Philippines
3.500%, 04/21/2023	PHP	247,000,000	4,337,634
3.625%, 09/09/2025		142,233,286	2,373,971
3.700%, 02/02/2042		$3,600,000	3,388,410
3.900%, 11/26/2022	PHP	131,000,000	2,505,300
			12,605,315
Singapore – 1.0%
Republic of Singapore
3.125%, 09/01/2022	SGD	4,500,000	3,571,310
South Korea – 6.4%
Export-Import Bank of Korea
2.500%, 11/01/2020		$3,950,000	3,888,368
8.000%, 05/15/2018	IDR	50,000,000,000	3,653,853
Republic of Korea
1.750%, 06/10/2020	KRW	4,200,000,000	3,838,371
2.750%, 03/10/2018		6,000,000,000	5,542,213
5.000%, 06/10/2020		1,000,000,000	979,756
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea (continued)
Republic of Korea (continued)
5.750%, 09/10/2018	KRW	6,000,000,000	$5,658,306
			23,560,867
Sri Lanka – 0.8%
Republic of Sri Lanka
6.250%, 10/04/2020 (A)		$3,000,000	3,113,100
Thailand – 1.1%
Kingdom of Thailand
1.200%, 07/14/2021	THB	129,186,000	4,107,934
Vietnam – 0.6%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$2,000,000	2,117,550
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $138,886,589)			$134,245,373
CORPORATE BONDS – 56.7%
Australia – 3.3%
Australia & New Zealand Banking Group, Ltd.
4.400%, 05/19/2026 (A)		2,100,000	2,116,328
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%)
06/15/2026 (B)		3,000,000	3,281,250
FMG Resources August 2006 Pty, Ltd.
4.750%, 05/15/2022 (A)		2,900,000	2,897,825
5.125%, 05/15/2024 (A)		600,000	598,314
Shandong Energy Australia Pty, Ltd.
4.550%, 07/26/2020		1,500,000	1,484,367
Westpac Banking Corp. (5.000% to 9-21-27, then 5 Year U.S. ISDAFIX + 2.888%)
09/21/2027 (B)		1,800,000	1,720,917
			12,099,001
Canada – 1.2%
Nexen Energy ULC
5.875%, 03/10/2035		3,700,000	4,304,843
China – 11.1%
Bluestar Finance Holdings, Ltd. (4.375% to 12-17-18, then 3 Year CMT + 7.242%)
12/17/2018 (B)		3,700,000	3,738,665
China Cinda Finance 2015 I, Ltd.
4.250%, 04/23/2025		2,500,000	2,454,963
China Construction Bank Corp. (3.875% to 5-13-20, then 5 Year CMT + 2.425%)
05/13/2025		4,000,000	4,011,472
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		2,000,000	2,086,691
China Reinsurance Finance Corp., Ltd.
3.375%, 03/09/2022		2,600,000	2,518,412
Chinalco Capital Holdings, Ltd.
4.000%, 08/25/2021		3,500,000	3,441,820
Dianjian Haixing, Ltd. (4.050% to 10-21-19, then 5 Year CMT + 7.605%)
10/21/2019 (B)		3,500,000	3,487,894
Health and Happiness H&H International Holdings, Ltd.
7.250%, 06/21/2021		1,000,000	1,039,148
7.250%, 06/21/2021 (A)		1,600,000	1,662,637
Hilong Holding, Ltd.
7.250%, 06/22/2020		2,000,000	2,025,472

The accompanying notes are an integral part of the financial statements.

6

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
China (continued)
Industrial & Commercial Bank of China, Ltd.
4.875%, 09/21/2025		$2,500,000	$2,569,953
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		2,000,000	1,995,000
Proven Honour Capital, Ltd.
4.125%, 05/19/2025		3,600,000	3,572,687
West China Cement, Ltd.
6.500%, 09/11/2019		1,500,000	1,536,041
Yingde Gases Investment, Ltd.
6.250%, 01/19/2023 (A)		3,400,000	3,411,053
Yongda Investment, Ltd.
3.750%, 07/21/2020		1,500,000	1,502,568
			41,054,476
Hong Kong – 7.2%
Chong Hing Bank, Ltd. (3.876% to 7-26-22, then 5 Year CMT + 2.030%)
07/26/2027		3,000,000	2,926,080
Double Rosy, Ltd.
3.625%, 11/18/2019		2,000,000	1,996,434
HeSteel Hong Kong Company, Ltd.
4.250%, 04/07/2020		2,200,000	2,179,041
HLP Finance, Ltd.
4.750%, 06/25/2022		4,000,000	4,157,820
Huarong Finance II Company, Ltd.
4.875%, 11/22/2026		3,000,000	3,002,916
Kunlun Energy Company, Ltd.
3.750%, 05/13/2025		3,000,000	2,982,780
MCC Holding Hong Kong Corp., Ltd.
2.950%, 05/31/2020		3,200,000	3,153,344
RKI Overseas Finance 2016 A, Ltd.
5.000%, 08/09/2019		3,000,000	3,000,897
Weichai International Hong Kong Energy Group Company, Ltd. (3.750% to 9-14-22, then 5 Year CMT + 6.084%)
09/14/2022 (B)		3,100,000	2,999,092
Wharf Finance No 1, Ltd.
4.000%, 03/27/2018	CNY	1,560,000	245,929
			26,644,333
India – 4.3%
Adani Ports & Special Economic Zone, Ltd.
4.000%, 07/30/2027 (A)		$2,200,000	2,092,944
Export-Import Bank of India
3.375%, 08/05/2026		4,000,000	3,777,704
GMR Hyderabad International Airport, Ltd.
4.250%, 10/27/2027 (A)		1,000,000	933,480
HPCL-Mittal Energy, Ltd.
5.250%, 04/28/2027		2,000,000	1,995,468
IDBI Bank, Ltd.
4.125%, 04/23/2020		1,500,000	1,502,790
NTPC, Ltd.
4.250%, 02/26/2026		1,500,000	1,494,390
Reliance Industries, Ltd.
4.875%, 02/10/2045 (A)		3,000,000	3,127,626
Vedanta Resources PLC
7.125%, 05/31/2023		1,000,000	1,058,800
			15,983,202
Indonesia – 6.7%
ABM Investama Tbk PT
7.125%, 08/01/2022 (A)		2,800,000	2,874,861
Bukit Makmur Mandiri Utama PT
7.750%, 02/13/2022 (A)		900,000	948,460
CORPORATE BONDS (continued)
Indonesia (continued)
Jasa Marga Persero Tbk PT
7.500%, 12/11/2020 (A)	IDR	11,300,000,000	$826,206
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (A)		$1,500,000	1,485,000
Pelabuhan Indonesia III Persero PT
4.875%, 10/01/2024 (A)		900,000	933,210
Pertamina Persero PT
6.450%, 05/30/2044		2,000,000	2,278,366
Perusahaan Gas Negara Persero Tbk
5.125%, 05/16/2024 (A)		2,000,000	2,098,450
5.125%, 05/16/2024		1,000,000	1,049,225
Perusahaan Listrik Negara PT
4.125%, 05/15/2027 (A)		3,400,000	3,295,094
5.500%, 11/22/2021		4,000,000	4,260,000
Saka Energi Indonesia PT
4.450%, 05/05/2024 (A)		5,000,000	4,922,370
			24,971,242
Isle of Man – 1.3%
Gohl Capital, Ltd.
4.250%, 01/24/2027		4,700,000	4,660,652
Japan – 0.9%
Mizuho Financial Group, Inc.
4.018%, 03/05/2028		3,500,000	3,500,000
Macau – 0.2%
Wynn Macau, Ltd.
5.500%, 10/01/2027 (A)		900,000	886,230
Malaysia – 2.4%
IOI Investment L BHD
4.375%, 06/27/2022		4,915,000	4,990,853
SSG Resources, Ltd.
4.250%, 10/04/2022		4,000,000	4,070,868
			9,061,721
Mauritius – 0.7%
Greenko Investment Company
4.875%, 08/16/2023 (A)		1,100,000	1,058,739
HT Global IT Solutions Holdings, Ltd.
7.000%, 07/14/2021		1,400,000	1,461,314
			2,520,053
Netherlands – 0.7%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (A)		1,600,000	1,657,006
5.125%, 03/11/2023		800,000	829,318
			2,486,324
Philippines – 0.8%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	3,059,120
Singapore – 3.2%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (A)		$800,000	804,480
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		2,300,000	2,246,385
5.875%, 11/09/2024		800,000	781,351
ONGC Videsh Vankorneft Pte, Ltd.
3.750%, 07/27/2026		1,500,000	1,451,484
Singapore Post, Ltd. (4.250% to 3-2-22, then 10 Year Singapore Swap Offered Rate + 3.692%)
03/02/2022 (B)	SGD	5,000,000	3,908,851
TBG Global Pte, Ltd.
5.250%, 02/10/2022		$2,500,000	2,533,573
			11,726,124

The accompanying notes are an integral part of the financial statements.

7

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
South Korea – 4.5%
Busan Bank Company, Ltd.
3.625%, 07/25/2026		$4,000,000	$3,763,520
DB Insurance Company, Ltd.
3.865%, 05/25/2027	KRW	8,000,000,000	7,178,812
The Korea Development Bank
7.000%, 11/30/2022 (A)	IDR	52,000,000,000	3,764,190
Woori Bank (5.250% to 5-16-22, then 5 Year CMT + 3.347%)
05/16/2022 (A)(B)		$2,100,000	2,107,319
			16,813,841
Taiwan – 0.5%
WTT Investment, Ltd.
5.500%, 11/21/2022 (A)		1,900,000	1,887,392
Thailand – 2.7%
PTT Global Chemical PCL
4.250%, 09/19/2022		2,000,000	2,056,418
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	1,123,098
Thai Oil PCL
3.625%, 01/23/2023 (A)		4,075,000	4,080,355
4.875%, 01/23/2043		2,700,000	2,804,813
			10,064,684
United States – 3.8%
Incitec Pivot Finance LLC
3.950%, 08/03/2027		2,225,000	2,166,247
International Bank for Reconstruction & Development
3.000%, 02/02/2023	NZD	1,800,000	1,294,309
International Finance Corp.
3.100%, 09/24/2019	CNY	20,000,000	3,103,917
6.450%, 10/30/2018	INR	250,000,000	3,852,163
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,578,906
Reliance Holding USA, Inc.
5.400%, 02/14/2022		$2,000,000	2,116,789
			14,112,331
CORPORATE BONDS (continued)
Virgin Islands, British – 1.2%
State Grid Overseas Investment 2016, Ltd.
4.000%, 05/04/2047 (A)		$4,800,000	$4,637,410
TOTAL CORPORATE BONDS (Cost $212,750,237)			$210,472,979
Total Investments (Asia Pacific Total Return Bond Fund)
(Cost $357,429,178) – 94.4%			$350,426,086
Other assets and liabilities, net – 5.6%			20,922,238
TOTAL NET ASSETS – 100.0%			$371,348,324

Currency Abbreviations

AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Bhat

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $62,094,042 or 16.7% of the fund’s net assets as of 2-28-18.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	451	Short	Jun 2018	$(54,196,571)	$(54,141,141)	$55,430
						$55,430

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	12,003,080	AUD	15,300,000	Australia and New Zealand Banking Group	3/22/2018	$119,277	—
USD	15,000,077	INR	975,830,000	Australia and New Zealand Banking Group	3/22/2018	83,275	—
USD	21,101,090	KRW	22,662,360,000	Australia and New Zealand Banking Group	3/22/2018	190,984	—
USD	1,393,517	NZD	1,900,000	Australia and New Zealand Banking Group	3/22/2018	23,489	—
USD	6,680,410	PHP	350,554,500	Australia and New Zealand Banking Group	3/22/2018	—	($30,937)
						$417,025	($30,937)

Derivatives Currency Abbreviations

The accompanying notes are an integral part of the financial statements.

8

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

AUD	Australian Dollar
INR	Indian Rupee
KRW	Korean Won
NZD	New Zealand Dollar
PHP	Philippine Peso
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Core Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 66.5%
U.S. Government – 35.9%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$18,583,000	$16,389,569
2.750%, 08/15/2047 to 11/15/2047	36,460,000	33,777,833
3.000%, 11/15/2045 to 02/15/2048	38,255,000	37,314,659
U.S. Treasury Notes
1.125%, 02/28/2021 to 07/31/2021	14,949,000	14,325,906
1.250%, 04/30/2019 to 08/31/2019	9,249,000	9,146,166
1.375%, 07/31/2019 to 09/30/2020	55,711,000	54,924,872
1.500%, 10/31/2019 to 08/15/2026	67,709,000	64,219,974
1.625%, 10/15/2020 to 08/31/2022	19,570,000	19,036,609
1.750%, 11/30/2019 to 12/31/2020	35,594,000	35,134,260
1.875%, 12/31/2019 to 09/30/2022	112,705,000	109,693,355
2.000%, 01/31/2020 to 11/15/2026	63,096,000	61,004,075
2.125%, 12/31/2022	28,052,000	27,391,244
2.250%, 02/15/2021 to 11/15/2027	119,623,000	115,356,315
2.375%, 01/31/2023	10,479,000	10,346,784
2.500%, 01/31/2025	3,006,000	2,949,990
2.625%, 02/28/2023	5,064,000	5,058,461
2.750%, 02/28/2025 to 02/15/2028	27,649,000	27,382,151
		643,452,223
U.S. Government Agency – 30.6%
Federal Home Loan Mortgage Corp.
2.999%, (12 month LIBOR + 1.636%), 11/01/2047 (A)	1,153,467	1,146,278
3.086%, (12 month LIBOR + 1.623%), 02/01/2045 (A)	709,507	713,178
3.500%, 09/01/2026 to 12/01/2045	7,862,119	8,023,495
4.000%, 10/01/2029 to 06/01/2046	12,239,712	12,702,972
4.500%, 08/01/2020 to 05/01/2045	2,137,990	2,241,677
5.000%, 05/01/2044 to 07/01/2044	2,571,518	2,791,044
Federal National Mortgage Association
2.373%, 10/09/2019 (B)	4,225,000	4,066,200
2.684%, (12 month LIBOR + 1.610%), 05/01/2046 (A)	1,471,620	1,466,964
2.734%, (12 month LIBOR + 1.610%), 12/01/2047 (A)	778,602	773,695
2.895%, (12 month LIBOR + 1.608%), 12/01/2047 (A)	1,805,195	1,800,800
2.939%, (12 month LIBOR + 1.607%), 11/01/2047 (A)	1,685,434	1,684,351
2.945%, (12 month LIBOR + 1.610%), 10/01/2047 (A)	2,169,021	2,168,575
2.978%, (12 month LIBOR + 1.616%), 09/01/2047 (A)	6,312,995	6,320,934
3.000%, 10/01/2028 to 06/01/2031 (C)	13,688,723	13,752,660
3.000%, 10/01/2033	3,369,967	3,357,240
3.027%, (12 month LIBOR + 1.610%), 12/01/2047 (A)	1,877,693	1,870,268
3.135%, (12 month LIBOR + 1.620%), 03/01/2047 (A)	1,949,152	1,963,319
3.230%, (12 month LIBOR + 1.620%), 06/01/2047 (A)	2,295,757	2,307,435
3.500%, TBA (C)	63,100,000	63,136,697
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.500%, 08/01/2028 to 06/01/2043	$17,106,618	$17,433,533
3.500%, 12/01/2035 (C)	3,196,777	3,258,865
4.000%, TBA (C)	53,100,000	54,253,232
4.000%, 04/01/2024 to 11/01/2047	96,771,300	100,110,764
4.000%, 10/01/2037 to 08/01/2042 (C)	8,682,127	8,950,203
4.372%, (12 month LIBOR + 1.776%), 04/01/2040 (A)	441,716	456,057
4.500%, TBA (C)	68,100,000	71,294,228
4.500%, 01/01/2020 to 01/01/2048	19,844,003	21,026,157
5.000%, 07/01/2044 to 08/01/2056	8,635,512	9,352,776
Government National Mortgage Association
3.000%, TBA (C)	6,400,000	6,263,117
3.000%, 06/20/2046 to 12/20/2046 (C)	9,516,330	9,323,138
3.500%, TBA (C)	44,700,000	44,956,475
4.000%, TBA (C)	21,300,000	21,859,958
4.000%, 07/15/2045 to 12/20/2047	12,833,523	13,222,463
4.500%, TBA (C)	8,500,000	8,914,178
4.500%, 05/20/2045 to 11/20/2047	15,873,425	16,618,914
4.500%, 10/20/2047 to 01/20/2048 (C)	5,769,007	6,029,174
5.000%, 12/20/2039 to 11/20/2045	225,678	244,738
5.000%, 04/20/2048 (C)(D)	1,646,000	1,744,760
		547,600,512
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,211,931,812)		$1,191,052,735
FOREIGN GOVERNMENT OBLIGATIONS – 1.4%
Chile – 0.2%
Republic of Chile
3.240%, 02/06/2028	$3,250,000	3,141,125
Indonesia – 0.2%
Republic of Indonesia
2.950%, 01/11/2023	3,055,000	2,949,636
3.500%, 01/11/2028	510,000	484,417
		3,434,053
Israel – 0.1%
Government of Israel
4.125%, 01/17/2048	1,725,000	1,662,331
Japan – 0.1%
Japan Bank for International Cooperation
2.250%, 02/24/2020	2,776,000	2,754,278
Mexico – 0.3%
Government of Mexico
3.750%, 01/11/2028	2,256,000	2,161,248
4.600%, 02/10/2048	2,447,000	2,296,510
5.750%, 10/12/2099	688,000	694,880
		5,152,638
Paraguay – 0.0%
Republic of Paraguay
6.100%, 08/11/2044 (E)	495,000	544,500

The accompanying notes are an integral part of the financial statements.

9

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia
2.875%, 03/04/2023 (E)	$1,795,000	$1,729,931
3.625%, 03/04/2028 (E)	1,221,000	1,161,782
4.500%, 10/26/2046 (E)	435,000	411,614
4.625%, 10/04/2047 (E)	375,000	360,947
		3,664,274
South Korea – 0.2%
Export-Import Bank of Korea
2.500%, 11/01/2020	1,198,000	1,179,308
3.000%, 11/01/2022	2,539,000	2,489,814
		3,669,122
United Arab Emirates – 0.1%
Abu Dhabi Government
2.500%, 10/11/2022 (E)	1,232,000	1,186,547
4.125%, 10/11/2047 (E)	535,000	506,257
		1,692,804
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $26,416,243)		$25,715,125
CORPORATE BONDS – 23.6%
Consumer discretionary – 1.6%
21st Century Fox America, Inc.
4.750%, 11/15/2046	535,000	577,591
4.950%, 10/15/2045	385,000	429,330
Amazon.com, Inc.
3.150%, 08/22/2027 (E)	1,302,000	1,255,057
3.800%, 12/05/2024	641,000	657,736
3.875%, 08/22/2037 (E)	1,135,000	1,130,593
4.050%, 08/22/2047 (E)	950,000	944,825
4.250%, 08/22/2057 (E)	383,000	382,012
CBS Corp.
2.500%, 02/15/2023	2,230,000	2,125,494
3.375%, 02/15/2028	1,100,000	1,029,436
Charter Communications Operating LLC
3.750%, 02/15/2028	693,000	640,832
4.200%, 03/15/2028	1,077,000	1,031,750
4.464%, 07/23/2022	655,000	670,584
5.375%, 05/01/2047	659,000	652,302
Comcast Corp.
4.000%, 08/15/2047	390,000	367,287
Discovery Communications LLC
3.950%, 03/20/2028	725,000	695,987
4.875%, 04/01/2043	765,000	729,537
Ford Motor Company
5.291%, 12/08/2046	1,220,000	1,199,990
Ford Motor Credit Company LLC
3.339%, 03/28/2022	1,695,000	1,669,619
3.815%, 11/02/2027	2,197,000	2,051,862
General Motors Company
5.150%, 04/01/2038	1,370,000	1,352,933
General Motors Financial Company, Inc.
3.250%, 01/05/2023	2,383,000	2,333,192
3.500%, 11/07/2024	1,836,000	1,770,877
4.350%, 01/17/2027	656,000	654,217
Lennar Corp.
4.750%, 11/29/2027 (E)	1,750,000	1,693,125
NBCUniversal Media LLC
4.450%, 01/15/2043	245,000	246,391
Time Warner Cable LLC
6.550%, 05/01/2037	475,000	540,246
Time Warner, Inc.
3.800%, 02/15/2027	960,000	929,045
4.850%, 07/15/2045	930,000	929,475
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Viacom, Inc.
4.375%, 03/15/2043	$580,000	$521,545
		29,212,870
Consumer staples – 1.8%
Alimentation Couche-Tard, Inc.
2.700%, 07/26/2022 (E)	2,300,000	2,226,247
3.550%, 07/26/2027 (E)	1,355,000	1,302,425
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	3,560,000	3,526,956
4.900%, 02/01/2046	652,000	695,156
BAT Capital Corp.
2.297%, 08/14/2020 (E)	1,019,000	1,000,515
2.764%, 08/15/2022 (E)	2,031,000	1,973,083
3.222%, 08/15/2024 (E)	1,347,000	1,297,498
3.557%, 08/15/2027 (E)	1,017,000	972,198
4.540%, 08/15/2047 (E)	659,000	640,956
Church & Dwight Company, Inc.
2.450%, 08/01/2022	515,000	499,141
3.150%, 08/01/2027	836,000	787,230
3.950%, 08/01/2047	515,000	480,428
Constellation Brands, Inc.
3.200%, 02/15/2023	1,454,000	1,435,879
3.600%, 02/15/2028	2,219,000	2,144,369
Costco Wholesale Corp.
2.300%, 05/18/2022	836,000	814,506
2.750%, 05/18/2024	1,490,000	1,449,285
3.000%, 05/18/2027	2,445,000	2,365,252
Kraft Heinz Foods Company
2.800%, 07/02/2020	1,999,000	1,987,644
3.000%, 06/01/2026	1,002,000	920,468
4.375%, 06/01/2046	1,909,000	1,734,209
PepsiCo, Inc.
3.000%, 10/15/2027	968,000	931,067
Reynolds American, Inc.
5.850%, 08/15/2045	1,855,000	2,148,522
		31,333,034
Energy – 2.6%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	1,408,000	1,354,426
4.850%, 03/15/2021	771,000	804,491
Andeavor Logistics LP
3.500%, 12/01/2022	785,000	772,529
4.250%, 12/01/2027	308,000	300,532
5.200%, 12/01/2047	705,000	686,119
Cenovus Energy, Inc.
5.400%, 06/15/2047	545,000	545,797
Chevron Corp.
2.954%, 05/16/2026	640,000	613,949
Cimarex Energy Company
4.375%, 06/01/2024	2,125,000	2,204,966
Concho Resources, Inc.
3.750%, 10/01/2027	1,177,000	1,145,497
4.875%, 10/01/2047	670,000	691,872
Enbridge, Inc.
2.900%, 07/15/2022	1,626,000	1,576,452
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	960,000	962,039
Encana Corp.
6.500%, 02/01/2038	1,045,000	1,269,622
Energy Transfer LP
2.500%, 06/15/2018	1,340,000	1,339,494
6.125%, 12/15/2045	1,157,000	1,234,250
Enterprise Products Operating LLC
4.250%, 02/15/2048	2,050,000	1,956,179

The accompanying notes are an integral part of the financial statements.

10

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC (continued)
4.850%, 03/15/2044	$339,000	$353,192
Hess Corp.
5.600%, 02/15/2041	415,000	427,840
Kinder Morgan Energy Partners LP
5.400%, 09/01/2044	710,000	729,542
Kinder Morgan, Inc.
3.150%, 01/15/2023	2,590,000	2,535,687
5.000%, 02/15/2021 (E)	2,079,000	2,169,338
5.550%, 06/01/2045	900,000	947,587
Marathon Petroleum Corp.
5.000%, 09/15/2054	459,000	446,834
Occidental Petroleum Corp.
4.200%, 03/15/2048	980,000	973,039
Petroleos Mexicanos
2.378%, 04/15/2025	656,250	643,666
2.460%, 12/15/2025	2,192,000	2,149,716
5.350%, 02/12/2028 (E)	2,300,000	2,259,750
5.625%, 01/23/2046	610,000	546,194
6.350%, 02/12/2048 (E)	655,000	636,988
6.500%, 03/13/2027 (E)	1,095,000	1,168,913
6.750%, 09/21/2047	765,000	777,929
Plains All American Pipeline LP
4.500%, 12/15/2026	305,000	303,881
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027	1,557,000	1,617,258
5.875%, 06/30/2026	695,000	758,919
Schlumberger Finance Canada, Ltd.
2.650%, 11/20/2022 (E)	2,658,000	2,598,126
Schlumberger Holdings Corp.
4.000%, 12/21/2025 (E)	2,610,000	2,645,991
Shell International Finance BV
4.000%, 05/10/2046	513,000	507,889
Western Gas Partners LP
5.300%, 03/01/2048 (C)	1,905,000	1,904,424
5.450%, 04/01/2044	300,000	306,140
Williams Partners LP
3.750%, 06/15/2027	952,000	920,189
4.850%, 03/01/2048	980,000	982,285
		46,769,531
Financials – 7.3%
AerCap Ireland Capital DAC
3.500%, 01/15/2025	2,425,000	2,328,445
American International Group, Inc.
3.300%, 03/01/2021	1,285,000	1,287,962
4.375%, 01/15/2055	510,000	476,274
6.250%, 05/01/2036	970,000	1,183,650
Banco Santander SA
3.125%, 02/23/2023	1,600,000	1,558,736
3.500%, 04/11/2022	1,205,000	1,202,334
4.250%, 04/11/2027	935,000	933,717
Bank of America Corp.
3.300%, 01/11/2023	4,671,000	4,654,975
3.550%, 03/05/2024 (A)	5,175,000	5,161,847
3.970%, 03/05/2029 (A)	2,760,000	2,748,350
4.000%, 04/01/2024	1,669,000	1,712,278
4.450%, 03/03/2026	1,036,000	1,059,290
Bank of America Corp. (2.738% to 1-23-21, then 3 month LIBOR + 0.370%) 01/23/2022	1,980,000	1,958,983
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	1,676,000	1,637,029
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (3.593% to 7-21-27, then 3 month LIBOR + 1.370%) 07/21/2028	$2,130,000	$2,071,850
Bank of America Corp. (4.244% to 4-24-37, then 3 month LIBOR + 1.814%) 04/24/2038	1,481,000	1,507,577
Berkshire Hathaway Energy Company
3.250%, 04/15/2028 (E)	765,000	740,031
BNP Paribas SA
3.375%, 01/09/2025 (E)	1,217,000	1,178,332
3.500%, 03/01/2023 (E)	3,163,000	3,153,987
Brighthouse Financial, Inc.
3.700%, 06/22/2027 (E)	1,850,000	1,729,674
Capital One Financial Corp.
2.400%, 10/30/2020	1,270,000	1,247,621
3.200%, 01/30/2023	1,610,000	1,577,374
3.800%, 01/31/2028	965,000	936,878
4.200%, 10/29/2025	466,000	462,105
Capital One NA
2.650%, 08/08/2022	1,219,000	1,176,884
Citigroup, Inc.
2.700%, 10/27/2022	3,828,000	3,714,909
4.125%, 07/25/2028	1,187,000	1,178,480
4.450%, 09/29/2027	2,450,000	2,500,183
Citigroup, Inc. (3.142% to 1-24-22, then 3 month LIBOR + 0.722%) 01/24/2023	3,610,000	3,583,729
Citigroup, Inc. (3.878% to 1-24-38, then 3 month LIBOR + 1.168%) 01/24/2039	482,000	462,446
Credit Suisse Group AG (3.869% to 1-12-28, then 3 month LIBOR + 1.410%) 01/12/2029 (E)	1,565,000	1,520,157
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 09/15/2022 to 06/09/2023	2,100,000	2,117,972
4.550%, 04/17/2026	1,705,000	1,767,792
DNB Bank ASA
2.125%, 10/02/2020 (E)	3,400,000	3,329,660
HSBC Holdings PLC
2.650%, 01/05/2022	2,595,000	2,528,152
4.375%, 11/23/2026	825,000	828,702
Intesa Sanpaolo SpA
3.125%, 07/14/2022 (E)	2,555,000	2,484,128
3.375%, 01/12/2023 (E)	755,000	739,635
3.875%, 07/14/2027 to 01/12/2028 (E)	3,012,000	2,871,482
4.375%, 01/12/2048 (E)	925,000	862,500
JPMorgan Chase & Co.
2.295%, 08/15/2021	1,385,000	1,350,351
2.950%, 10/01/2026	3,632,000	3,413,432
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	2,585,000	2,502,374
JPMorgan Chase & Co. (4.260% to 2-22-47, then 3 month LIBOR + 1.580%) 02/22/2048	685,000	685,407
Lazard Group LLC
3.750%, 02/13/2025	327,000	323,730
Lloyds Banking Group PLC
4.344%, 01/09/2048	1,140,000	1,077,932
Markel Corp.
3.500%, 11/01/2027	900,000	865,066
Morgan Stanley
2.625%, 11/17/2021	3,466,000	3,393,688
2.750%, 05/19/2022	4,500,000	4,398,536

The accompanying notes are an integral part of the financial statements.

11

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
3.125%, 01/23/2023	$585,000	$575,550
3.625%, 01/20/2027	2,249,000	2,204,769
Morgan Stanley (3.971% to 7-22-37, then 3 month LIBOR + 1.455%) 07/22/2038	966,000	941,724
National Rural Utilities Cooperative Finance Corp.
3.400%, 02/07/2028	1,304,000	1,282,395
New York Life Global Funding
3.000%, 01/10/2028 (E)	2,720,000	2,595,391
PNC Bank NA
2.500%, 01/22/2021	2,085,000	2,059,404
3.250%, 01/22/2028	2,365,000	2,285,987
Santander Holdings USA, Inc.
3.400%, 01/18/2023 (E)	3,010,000	2,943,659
4.400%, 07/13/2027 (E)	1,275,000	1,274,035
Sumitomo Mitsui Financial Group, Inc.
3.102%, 01/17/2023	2,255,000	2,225,524
3.544%, 01/17/2028	1,257,000	1,226,929
Synchrony Financial
3.950%, 12/01/2027	2,646,000	2,540,172
The Bank of New York Mellon Corp.
3.250%, 05/16/2027	2,157,000	2,092,789
The Goldman Sachs Group, Inc.
2.750%, 09/15/2020	1,625,000	1,614,242
3.200%, 02/23/2023	1,550,000	1,526,204
3.500%, 11/16/2026	977,000	941,186
6.750%, 10/01/2037	975,000	1,235,036
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (E)	3,160,000	3,076,888
3.491%, 05/23/2023 (E)	2,190,000	2,191,437
Westpac Banking Corp.
2.650%, 01/25/2021	1,605,000	1,589,711
XLIT, Ltd.
5.250%, 12/15/2043	730,000	803,299
6.250%, 05/15/2027	771,000	892,635
		130,305,592
Health care – 2.2%
Abbott Laboratories
3.750%, 11/30/2026	2,760,000	2,737,259
4.900%, 11/30/2046	445,000	477,543
AbbVie, Inc.
2.500%, 05/14/2020	2,590,000	2,567,045
3.200%, 05/14/2026	1,610,000	1,538,296
4.450%, 05/14/2046	919,000	911,561
4.500%, 05/14/2035	630,000	648,993
Anthem, Inc.
2.500%, 11/21/2020	1,456,000	1,439,906
2.950%, 12/01/2022	1,455,000	1,424,073
3.350%, 12/01/2024	735,000	715,752
3.650%, 12/01/2027	1,103,000	1,070,740
Becton, Dickinson and Company
2.404%, 06/05/2020	2,240,000	2,203,560
2.894%, 06/06/2022	1,875,000	1,826,855
3.700%, 06/06/2027	1,495,000	1,429,685
4.685%, 12/15/2044	1,255,000	1,257,662
Celgene Corp.
2.750%, 02/15/2023	2,444,000	2,363,378
2.875%, 02/19/2021	660,000	656,811
3.250%, 02/20/2023	1,318,000	1,305,138
3.900%, 02/20/2028	982,000	965,060
4.350%, 11/15/2047	1,076,000	1,013,429
4.550%, 02/20/2048	460,000	446,070
CORPORATE BONDS (continued)
Health care (continued)
Eli Lilly & Company
2.350%, 05/15/2022	$615,000	$598,883
3.950%, 05/15/2047	560,000	565,792
Gilead Sciences, Inc.
4.150%, 03/01/2047	983,000	949,256
Johnson & Johnson
2.625%, 01/15/2025	705,000	682,738
2.900%, 01/15/2028	2,780,000	2,667,400
3.400%, 01/15/2038	870,000	833,189
3.500%, 01/15/2048	1,095,000	1,026,803
Stryker Corp.
3.650%, 03/07/2028 (C)	2,730,000	2,727,943
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	955,000	893,075
3.200%, 08/15/2027	1,800,000	1,710,989
		39,654,884
Industrials – 1.7%
Air Lease Corp.
3.625%, 04/01/2027 to 12/01/2027	2,505,000	2,388,913
Burlington Northern Santa Fe LLC
4.050%, 06/15/2048	1,660,000	1,651,252
CSX Corp.
4.300%, 03/01/2048	327,000	322,974
ERAC USA Finance LLC
4.500%, 02/15/2045 (E)	320,000	316,451
FedEx Corp.
4.400%, 01/15/2047	406,000	402,955
4.550%, 04/01/2046	1,095,000	1,114,696
General Electric Company
5.875%, 01/14/2038	598,000	700,116
John Deere Capital Corp.
2.650%, 06/24/2024	1,610,000	1,551,984
2.800%, 09/08/2027	1,613,000	1,526,297
3.050%, 01/06/2028	1,279,000	1,233,847
Mexico City Airport Trust
5.500%, 07/31/2047 (E)	1,045,000	975,769
Northrop Grumman Corp.
2.080%, 10/15/2020	2,220,000	2,174,309
2.550%, 10/15/2022	2,216,000	2,141,840
2.930%, 01/15/2025	1,431,000	1,373,705
3.200%, 02/01/2027	2,270,000	2,180,707
3.250%, 08/01/2023 to 01/15/2028	4,464,000	4,345,483
4.030%, 10/15/2047	1,480,000	1,421,159
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (E)	1,091,000	1,090,234
3.400%, 11/15/2026 (E)	958,000	917,736
The Boeing Company
3.250%, 03/01/2028	1,015,000	1,002,713
3.550%, 03/01/2038	540,000	520,334
3.625%, 03/01/2048	435,000	413,076
Valmont Industries, Inc.
5.250%, 10/01/2054	915,000	911,297
		30,677,847
Information technology – 1.5%
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027	410,000	391,264
4.000%, 12/06/2037	408,000	391,229
4.200%, 12/06/2047	454,000	434,266
4.400%, 12/06/2057	594,000	565,104
Analog Devices, Inc.
2.500%, 12/05/2021	1,410,000	1,378,453
3.125%, 12/05/2023	1,505,000	1,483,587
3.500%, 12/05/2026	519,000	506,813

The accompanying notes are an integral part of the financial statements.

12

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Apple, Inc.
2.850%, 05/11/2024	$2,775,000	$2,703,449
3.200%, 05/11/2027	1,890,000	1,841,827
3.750%, 11/13/2047	1,021,000	973,113
4.375%, 05/13/2045	630,000	660,163
Dell International LLC
6.020%, 06/15/2026 (E)	320,000	342,339
8.350%, 07/15/2046 (E)	492,000	622,474
Hewlett Packard Enterprise Company
6.350%, 10/15/2045	1,023,000	1,080,275
Microsoft Corp.
2.000%, 08/08/2023	1,665,000	1,574,569
4.100%, 02/06/2037	1,126,000	1,183,389
Nokia OYJ
3.375%, 06/12/2022	1,895,000	1,842,698
4.375%, 06/12/2027	385,000	369,600
Oracle Corp.
2.625%, 02/15/2023	2,267,000	2,211,193
2.950%, 11/15/2024	1,501,000	1,457,443
3.250%, 11/15/2027	1,362,000	1,321,160
3.800%, 11/15/2037	1,539,000	1,521,939
4.000%, 11/15/2047	1,344,000	1,332,228
Qualcomm, Inc.
3.250%, 05/20/2027	1,312,000	1,226,917
		27,415,492
Materials – 0.7%
Barrick North America Finance LLC
5.700%, 05/30/2041	1,605,000	1,867,214
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	316,000	363,945
CF Industries, Inc.
3.400%, 12/01/2021 (E)	2,023,000	2,007,674
4.500%, 12/01/2026 (E)	1,385,000	1,409,481
Corp. Nacional del Cobre de Chile
3.625%, 08/01/2027 (E)	1,065,000	1,028,907
International Paper Company
5.150%, 05/15/2046	1,535,000	1,676,145
The Sherwin-Williams Company
2.750%, 06/01/2022	1,672,000	1,630,625
3.450%, 06/01/2027	632,000	609,024
4.500%, 06/01/2047	605,000	603,428
Vale Overseas, Ltd.
6.250%, 08/10/2026	1,040,000	1,172,808
Vulcan Materials Company
4.500%, 06/15/2047	740,000	711,655
		13,080,906
Real estate – 1.1%
American Tower Corp.
3.600%, 01/15/2028	1,996,000	1,894,498
Boston Properties LP
3.200%, 01/15/2025	1,769,000	1,715,566
Brandywine Operating Partnership LP
3.950%, 02/15/2023 to 11/15/2027	1,584,000	1,540,374
DDR Corp.
4.250%, 02/01/2026	480,000	475,922
4.625%, 07/15/2022	1,850,000	1,925,413
Mid-America Apartments LP
3.600%, 06/01/2027	672,000	654,033
3.750%, 06/15/2024	1,625,000	1,635,867
4.000%, 11/15/2025	830,000	837,059
4.300%, 10/15/2023	690,000	715,123
Public Storage
2.370%, 09/15/2022	1,847,000	1,790,461
3.094%, 09/15/2027	1,487,000	1,427,311
CORPORATE BONDS (continued)
Real estate (continued)
Regency Centers LP
3.600%, 02/01/2027	$676,000	$650,106
4.125%, 03/15/2028 (C)	786,000	784,746
Tanger Properties LP
3.750%, 12/01/2024	825,000	809,251
3.875%, 12/01/2023	890,000	884,184
Washington Prime Group LP
5.950%, 08/15/2024	640,000	635,118
WEA Finance LLC
3.150%, 04/05/2022 (E)	1,770,000	1,756,475
		20,131,507
Telecommunication services – 1.1%
AT&T, Inc.
3.400%, 05/15/2025	4,126,000	3,972,324
3.900%, 08/14/2027	753,000	747,078
4.450%, 04/01/2024	883,000	910,110
4.900%, 08/14/2037	418,000	418,881
5.150%, 02/14/2050	671,000	669,687
5.250%, 03/01/2037	2,977,000	3,085,580
5.450%, 03/01/2047	1,681,000	1,743,769
Telefonica Emisiones SAU
4.665%, 03/06/2038	715,000	717,174
5.213%, 03/08/2047	960,000	1,009,042
Verizon Communications, Inc.
4.125%, 08/15/2046	2,593,000	2,310,296
4.272%, 01/15/2036	645,000	618,659
4.400%, 11/01/2034	2,387,000	2,342,868
5.012%, 08/21/2054	661,000	654,764
5.500%, 03/16/2047	773,000	844,486
		20,044,718
Utilities – 2.0%
Alabama Power Company
3.700%, 12/01/2047	1,038,000	986,128
Appalachian Power Company
3.300%, 06/01/2027	1,060,000	1,030,760
Baltimore Gas & Electric Company
3.750%, 08/15/2047	648,000	618,966
Broadcom Corp.
3.500%, 01/15/2028	1,461,000	1,348,935
CenterPoint Energy Houston Electric LLC
3.950%, 03/01/2048	1,298,000	1,302,629
Commonwealth Edison Company
2.950%, 08/15/2027	1,480,000	1,411,797
3.750%, 08/15/2047	429,000	411,832
4.000%, 03/01/2048	656,000	656,757
Dominion Energy, Inc.
1.600%, 08/15/2019	1,300,000	1,277,754
2.000%, 08/15/2021	960,000	922,166
Duke Energy Carolinas LLC
2.500%, 03/15/2023	1,075,000	1,042,821
Duke Energy Corp.
1.800%, 09/01/2021	1,485,000	1,420,479
3.150%, 08/15/2027	323,000	305,778
Duquesne Light Holdings, Inc.
3.616%, 08/01/2027 (E)	1,855,000	1,794,751
Electricite de France SA
6.000%, 01/22/2114 (E)	1,225,000	1,305,967
FirstEnergy Corp.
3.900%, 07/15/2027	693,000	684,390
Florida Power & Light Company
3.950%, 03/01/2048	1,582,000	1,585,647
Georgia Power Company
4.300%, 03/15/2042	320,000	326,327

The accompanying notes are an integral part of the financial statements.

13

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Indiana Michigan Power Company
4.550%, 03/15/2046	$685,000	$736,488
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	1,630,000	1,594,307
ITC Holdings Corp.
3.350%, 11/15/2027 (E)	1,353,000	1,303,944
New England Power Company
3.800%, 12/05/2047 (E)	299,000	288,601
Northern States Power Company
3.600%, 09/15/2047	1,195,000	1,126,061
Pacific Gas & Electric Company
3.300%, 12/01/2027 (E)	1,750,000	1,649,491
PECO Energy Company
3.150%, 10/15/2025	1,665,000	1,635,075
PPL Electric Utilities Corp.
4.150%, 10/01/2045	630,000	649,884
Sempra Energy
2.900%, 02/01/2023	1,095,000	1,075,547
4.000%, 02/01/2048	966,000	901,946
South Carolina Electric & Gas Company
5.100%, 06/01/2065	236,000	245,869
Southern California Edison Company
3.650%, 03/01/2028	652,000	650,813
4.125%, 03/01/2048	1,043,000	1,041,039
Southern Company Gas Capital Corp.
2.450%, 10/01/2023	980,000	931,793
Southwestern Electric Power Company
2.750%, 10/01/2026	321,000	299,768
3.850%, 02/01/2048	835,000	796,072
3.900%, 04/01/2045	430,000	412,513
Southwestern Public Service Company
3.700%, 08/15/2047	962,000	915,571
The Southern Company
3.250%, 07/01/2026	451,000	428,838
		35,117,504
TOTAL CORPORATE BONDS (Cost $430,501,235)		$423,743,885
MUNICIPAL BONDS – 0.6%
County of Clark (Nevada)
6.820%, 07/01/2045	1,115,000	1,643,343
Los Angeles Community College District (California)
6.750%, 08/01/2049	1,530,000	2,237,824
North Texas Tollway Authority
6.718%, 01/01/2049	1,495,000	2,144,443
Port Authority of New York & New Jersey
4.458%, 10/01/2062	2,210,000	2,382,468
State of California
7.600%, 11/01/2040	970,000	1,489,978
The Ohio State University
4.800%, 06/01/2111	600,000	639,072
TOTAL MUNICIPAL BONDS (Cost $9,767,818)		$10,537,128
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.3%
Commercial and residential – 4.3%
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.669%, 01/15/2051	529,000	535,125
Series 2018-B1, Class ASB, 3.602%, 01/15/2051	532,000	540,796
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	$378,993	$369,838
Series 2016-CD1, Class ASB, 2.622%, 08/10/2049	1,295,000	1,246,730
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	702,000	700,287
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,764,000	1,755,911
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1, 1.793%, 01/10/2048	606,883	599,053
Series 2016-C4, Class A4, 3.283%, 05/10/2058	890,000	873,267
Series 2016-C4, Class ASB, 3.091%, 05/10/2058	945,000	931,568
Series 2016-C7, Class A2, 3.585%, 12/10/2054	934,000	938,058
Series 2016-C7, Class A3, 3.839%, 12/10/2054	579,000	591,647
Series 2017-C8, Class A1, 1.965%, 06/15/2050	523,428	514,411
Series 2017-C8, Class A4, 3.572%, 06/15/2050	560,000	562,171
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	733,000	730,824
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A2, 1.987%, 04/10/2046	215,833	215,707
Series 2014-GC25, Class A4, 3.635%, 10/10/2047	1,616,000	1,638,418
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	823,000	808,792
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	741,000	728,025
Series 2012-CR4, Class A2, 1.801%, 10/15/2045	107,967	103,858
Series 2013-CR10, Class A2, 2.972%, 08/10/2046	484,000	485,250
Series 2013-CR11, Class A1, 1.468%, 08/10/2050	115,420	114,939
Series 2013-CR12, Class A1, 1.295%, 10/10/2046	13,521	13,502
Series 2013-CR12, Class A3, 3.765%, 10/10/2046	455,000	464,643
Series 2013-CR12, Class A4, 4.046%, 10/10/2046	758,000	784,617
Series 2013-CR6, Class A2, 2.122%, 03/10/2046	236,288	236,172
Series 2014-CR16, Class ASB, 3.653%, 04/10/2047	940,000	957,965
Series 2014-UBS6, Class A5, 3.644%, 12/10/2047	1,326,000	1,342,804
Series 2014-UBS6, Class AM, 4.048%, 12/10/2047	1,206,000	1,224,522
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049	562,000	549,855
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2014-LC15, Class A4 4.006%, 04/10/2047	717,000	741,752

The accompanying notes are an integral part of the financial statements.

14

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company)
Series 2014-UBS5, Class ASB 3.548%, 09/10/2047	$195,000	$197,961
Commercial Mortgage Trust (Deutsche Bank AG/UBS)
Series 2014-UBS2, Class A5, 3.961%, 03/10/2047	248,000	255,389
Series 2014-UBS4, Class A5, 3.694%, 08/10/2047	551,000	559,818
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.718%, 08/15/2048	986,000	998,985
Series 2015-C4, Class A4, 3.808%, 11/15/2048	2,404,000	2,453,161
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	279,000	281,971
Series 2016-C7, Class A5, 3.502%, 11/15/2049	1,501,000	1,495,839
DBJPM Mortgage Trust
Series 2017-C6, Class ASB 3.121%, 06/10/2050	416,000	410,551
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	159,687	160,337
Series 2013-GC16, Class A2, 3.033%, 11/10/2046	435,526	436,691
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	623,000	639,784
Series 2016-GS3, Class A4, 2.850%, 10/10/2049	572,000	545,158
Series 2016-GS3, Class AAB, 2.777%, 10/10/2049	857,000	833,608
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust
Series 2010-1, Class A1 5.314%, 01/25/2051 (E)	1,690,157	1,796,208
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2, 2.977%, 11/15/2045	924,099	925,772
Series 2014-C21, Class A5, 3.775%, 08/15/2047	1,628,000	1,667,922
Series 2014-C23, Class A4, 3.670%, 09/15/2047	793,000	807,105
Series 2015-C28, Class A2, 2.773%, 10/15/2048	542,000	541,448
Series 2015-C28, Class A3, 2.912%, 10/15/2048	3,160,000	3,073,188
Series 2015-C28, Class A4, 3.227%, 10/15/2048	1,097,000	1,081,523
Series 2015-C30, Class A5, 3.822%, 07/15/2048	947,000	968,241
Series 2015-C30, Class AS, 4.226%, 07/15/2048 (F)	955,000	988,963
Series 2016-C1, Class ASB, 3.316%, 03/15/2049	1,741,000	1,747,643
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class ASB, 3.548%, 03/15/2050	2,500,000	2,530,854
Series 2017-JP6, Class ASB, 3.282%, 07/15/2050	781,000	778,500
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class ASB 3.491%, 03/15/2050	$281,000	$283,552
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-CNTR, Class A2, 4.311%, 08/05/2032 (E)	1,470,522	1,501,405
Series 2011-C4, Class A3, 4.106%, 07/15/2046 (E)	1,425,333	1,428,511
Series 2012-CBX, Class A4, 3.483%, 06/15/2045	1,197,000	1,210,542
Series 2013-C13, Class A2, 2.665%, 01/15/2046	2,140,055	2,141,380
Series 2014-C20, Class A2, 2.872%, 07/15/2047	516,000	517,274
Series 2014-C20, Class A5, 3.805%, 07/15/2047	65,000	66,796
Series 2015-JP1, Class ASB, 3.733%, 01/15/2049	843,000	863,653
Series 2016-JP2, Class A1, 1.324%, 08/15/2049	998,675	977,952
Series 2016-JP2, Class ASB, 2.713%, 08/15/2049	770,000	748,102
JPMorgan Mortgage Trust
Series 2017-5, Class A1 3.190%, 10/26/2048 (E)(F)	9,126,607	9,083,714
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A2, 2.964%, 07/15/2046	127,561	127,564
Series 2013-C9, Class A2, 1.970%, 05/15/2046	42,126	42,092
Series 2015-C25, Class A5, 3.635%, 10/15/2048	913,000	923,075
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	2,640,000	2,647,739
Series 2015-C27, Class A4, 3.753%, 12/15/2047	1,239,000	1,259,073
Series 2016-C28, Class A4, 3.544%, 01/15/2049	479,000	481,312
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A3, 3.540%, 12/15/2048	690,000	692,209
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	1,049,505	1,026,976
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	646,000	622,602
Series 2016-UBS9, Class A1, 1.711%, 03/15/2049	530,183	522,250
UBS Commercial Mortgage Trust
Series 2017-C7, Class A4 3.679%, 12/15/2050	1,284,000	1,289,716
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4 3.525%, 05/10/2063	1,137,000	1,153,687
		77,088,303
U.S. Government Agency – 2.0%
Federal Home Loan Mortgage Corp.
Series 3829, Class ED, 3.500%, 10/15/2028	98,559	98,647

The accompanying notes are an integral part of the financial statements.

15

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3838, Class QE, 3.500%, 01/15/2029	$292,110	$292,903
Series 4425, Class A, 4.000%, 09/15/2040	567,092	586,925
Series 4640, Class LD, 4.000%, 09/15/2043	4,260,120	4,405,298
Series 4700, Class QJ, 4.000%, 07/15/2044	3,978,907	4,118,962
Series 4705, Class A, 4.500%, 09/15/2042	2,654,868	2,802,222
Series 4742, Class PA, 3.000%, 10/15/2047	12,051,611	11,872,509
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	684	744
Series 2011-43, Class AN, 3.500%, 12/25/2028	204,763	204,795
Series 2013-30, Class CA, 1.500%, 04/25/2043	801,709	742,203
Series 2014-40, Class EP, 3.500%, 10/25/2042	980,524	995,652
Series 2015-M3, Class FA (1 month LIBOR + 0.220%), 1.778%, 06/25/2018 (A)	61,073	61,028
Series 2016-59, Class CA, 3.500%, 09/25/2043	5,066,102	5,118,961
Series 2017-13, Class PA, 3.000%, 08/25/2046	2,107,430	2,087,956
Series 2017-M13, Class A2, 2.939%, 09/25/2027 (F)	1,400,000	1,363,652
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (F)	1,258,000	1,225,132
		35,977,589
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $116,181,111)		$113,065,892
ASSET BACKED SECURITIES – 12.3%
Ally Auto Receivables Trust
Series 2015-1, Class A4 1.750%, 05/15/2020	872,000	868,284
Series 2015-2, Class A4 1.840%, 06/15/2020	713,000	710,234
Series 2018-1, Class A4 2.510%, 02/15/2023	811,000	804,153
Ally Master Owner Trust
Series 2017-1, Class A (1 month LIBOR + 0.400%) 1.988%, 02/15/2021 (A)	995,000	997,466
Avis Budget Rental Car Funding AESOP LLC
Series 2014-2A, Class A 2.500%, 02/20/2021 (E)	2,108,000	2,095,125
California Republic Auto Receivables Trust
Series 2016-1, Class A4 2.240%, 10/15/2021	3,056,000	3,042,541
Capital Auto Receivables Asset Trust
Series 2015-3, Class A4 2.130%, 05/20/2020	935,000	933,670
Series 2015-4, Class A4 2.010%, 07/20/2020	1,420,000	1,414,511
ASSET BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust (continued)
Series 2016-2, Class A4 1.980%, 10/20/2020	$765,000	$761,274
Series 2016-3, Class A4 1.690%, 03/20/2021	674,000	666,213
Capital One Multi-Asset Execution Trust
Series 2015-A1, Class A1 1.390%, 01/15/2021	162,000	161,980
Series 2016-A5, Class A5 1.660%, 06/17/2024	1,843,000	1,773,003
Citibank Credit Card Issuance Trust
Series 2018-A2, Class A2 (1 month LIBOR + 0.330%) 1.891%, 01/21/2025 (A)	5,165,000	5,173,682
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 3.271%, 11/26/2046 (A)(E)	1,510,153	1,547,421
Ford Credit Auto Owner Trust
Series 2015-A, Class A4 1.640%, 06/15/2020	930,000	926,540
Series 2018-1, Class A 3.190%, 07/15/2031 (E)	2,763,000	2,740,337
Hertz Vehicle Financing II LP
Series 2015-1A, Class A 2.730%, 03/25/2021 (E)	3,387,000	3,360,058
Series 2015-3A, Class A 2.670%, 09/25/2021 (E)	2,840,000	2,803,880
Series 2016-2A, Class A 2.950%, 03/25/2022 (E)	580,000	574,257
Series 2016-3A, Class A 2.270%, 07/25/2020 (E)	1,787,000	1,773,166
Series 2016-3A, Class B 3.110%, 07/25/2020 (E)	711,000	709,495
Series 2016-4A, Class A 2.650%, 07/25/2022 (E)	2,284,000	2,231,831
Series 2017-2A, Class A 3.290%, 10/25/2023 (E)	1,878,000	1,859,144
Series 2018-1A, Class A 3.290%, 02/25/2024 (E)	1,455,000	1,435,300
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 3.188%, 10/15/2031 (A)(E)	2,054,000	2,123,209
Series 2014-CTA, Class A (1 month LIBOR + 0.700%) 2.288%, 09/16/2024 (A)(E)	759,433	761,324
Series 2015-CA, Class B 3.250%, 05/15/2040 (E)	915,000	917,527
Series 2016-AA, Class A2A 3.910%, 12/15/2045 (E)	5,276,127	5,396,723
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 3.738%, 12/15/2045 (A)(E)	1,192,666	1,258,956
Series 2017-A, Class A1 (1 Month LIBOR + 0.400%) 1.988%, 12/16/2058 (A)(E)	1,640,434	1,642,705
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 2.488%, 12/16/2058 (A)(E)	2,128,000	2,153,235
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (E)	719,000	718,661

The accompanying notes are an integral part of the financial statements.

16

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month LIBOR + 0.510%) 2.131%, 06/25/2031 (A)	$1,753,000	$1,747,743
Series 2015-1, Class A2 (1 month LIBOR + 0.600%) 2.221%, 04/25/2040 (A)	6,007,000	6,027,463
Series 2016-1A, Class A (1 month LIBOR + 0.700%) 2.321%, 02/25/2070 (A)(E)	4,472,428	4,511,803
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 2.471%, 06/25/2065 (A)(E)	1,040,000	1,049,871
Series 2016-5A, Class A (1 month LIBOR + 1.250%) 2.871%, 06/25/2065 (A)(E)	868,390	886,665
Series 2016-7A, Class A (1 month LIBOR + 1.150%) 2.771%, 03/25/2066 (A)(E)	1,587,945	1,620,853
Series 2017-1A, Class A3 (1 month LIBOR + 1.150%) 2.771%, 07/26/2066 (A)(E)	5,962,000	6,112,781
Series 2017-2A, Class A (1 month LIBOR + 1.050%) 2.671%, 12/27/2066 (A)(E)	3,661,419	3,716,494
Series 2017-3A, Class A3 (1 month LIBOR + 1.050%) 2.671%, 07/26/2066 (A)(E)	2,486,000	2,556,314
Series 2017-4A, Class A3 (1 month LIBOR + 1.000%) 2.621%, 09/27/2066 (A)(E)	4,274,000	4,360,185
Series 2017-5A, Class A (1 month LIBOR + 0.800%) 2.421%, 07/26/2066 (A)(E)	5,528,503	5,586,497
Series 2018-1A, Class A3 (1 month LIBOR + 0.720%) 2.281%, 03/25/2067 (A)(E)	2,826,000	2,833,852
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 1.925%, 10/27/2036 (A)	813,307	803,678
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 1.905%, 01/25/2037 (A)	710,858	709,380
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 1.855%, 10/25/2033 (A)	5,721,355	5,621,389
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 1.758%, 03/23/2037 (A)	868,684	856,218
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 1.778%, 12/24/2035 (A)	7,300,066	7,195,255
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 1.838%, 03/22/2032 (A)	832,000	819,421
Series 2006-2, Class A6 (3 month LIBOR + 0.120%) 1.865%, 04/25/2031 (A)	3,440,000	3,451,141
Series 2010-4A, Class A (1 month LIBOR + 0.800%) 2.421%, 04/25/2046 (A)(E)	666,854	673,313
Series 2016-1A, Class A (1 month LIBOR + 0.800%) 2.421%, 09/25/2065 (A)(E)	2,154,523	2,176,676
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2017-2A, Class A (1 month LIBOR + 0.770%) 2.391%, 09/25/2065 (A)(E)	$3,278,141	$3,298,169
Series 2017-3A, Class A (1 month LIBOR + 0.850%) 2.471%, 02/25/2066 (A)(E)	3,237,376	3,269,560
SLM Private Education Loan Trust
Series 2012-D, Class A2 2.950%, 02/15/2046 (E)	172,948	172,948
Series 2013-B, Class A2B (1 month LIBOR + 1.100%) 2.688%, 06/17/2030 (A)(E)	636,604	640,306
Series 2013-C, Class A2A 2.940%, 10/15/2031 (E)	580,233	582,557
SLM Student Loan Trust
Series 2003-1, Class ASC (3 month LIBOR + 0.750%) 2.338%, 12/15/2032 (A)(E)	1,162,273	1,158,091
Series 2004-10, Class A7A (3 month LIBOR + 0.750%) 2.495%, 10/25/2029 (A)(E)	2,777,000	2,766,346
Series 2005-6, Class A5B (3 month LIBOR + 1.200%) 2.945%, 07/27/2026 (A)	37,232	37,306
Series 2005-9, Class A7A (3 month LIBOR + 0.600%) 2.341%, 01/25/2041 (A)	2,802,000	2,803,314
Series 2006-3, Class A5 (3 month LIBOR + 0.100%) 1.845%, 01/25/2021 (A)	2,346,604	2,325,372
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 1.805%, 07/25/2022 (A)	2,873,000	2,792,788
Series 2010-1, Class A (1 month LIBOR + 0.400%) 2.021%, 03/25/2025 (A)	501,047	497,780
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 2.571%, 09/25/2028 (A)	5,197,030	5,239,020
Series 2012-2, Class A (1 month LIBOR + 0.700%) 2.321%, 01/25/2029 (A)	2,625,735	2,635,100
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 2.371%, 05/26/2026 (A)	833,499	829,020
Series 2012-6, Class B (1 month LIBOR + 1.000%) 2.621%, 04/27/2043 (A)	1,086,000	1,025,215
SMB Private Education Loan Trust
Series 2015-A, Class A2A 2.490%, 06/15/2027 (E)	782,264	772,913
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) 2.588%, 06/15/2027 (A)(E)	2,202,068	2,224,057
Series 2015-B, Class A2A 2.980%, 07/15/2027 (E)	738,956	735,202
Series 2015-B, Class A2B (1 month LIBOR + 1.200%) 2.788%, 07/15/2027 (A)(E)	2,979,745	3,011,168
Series 2015-C, Class A2A 2.750%, 07/15/2027 (E)	1,110,766	1,104,453
Series 2015-C, Class A2B (1 month LIBOR + 1.400%) 2.988%, 07/15/2027 (A)(E)	843,285	855,914

The accompanying notes are an integral part of the financial statements.

17

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2016-A, Class A2A 2.700%, 05/15/2031 (E)	$3,321,000	$3,267,088
Series 2016-A, Class A2B (1 month LIBOR + 1.500%) 3.088%, 05/15/2031 (A)(E)	10,412,000	10,805,461
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 3.038%, 02/17/2032 (A)(E)	4,891,000	5,027,759
Series 2016-C, Class A2A 2.340%, 09/15/2034 (E)	3,589,000	3,471,006
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 2.688%, 09/15/2034 (A)(E)	2,806,000	2,849,575
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 2.488%, 09/15/2034 (A)(E)	750,000	759,442
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) 2.338%, 10/15/2035 (A)(E)	2,628,000	2,641,462
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (E)	1,543,964	1,533,985
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) 2.571%, 01/25/2039 (A)(E)	337,211	340,467
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 2.471%, 07/25/2039 (A)(E)	1,021,507	1,030,747
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 2.321%, 03/26/2040 (A)(E)	790,510	797,043
Series 2017-B, Class A2FX 2.740%, 05/25/2040 (E)	1,304,000	1,287,235
Series 2017-C, Class A2B 2.630%, 07/25/2040 (E)	1,870,000	1,831,882
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 2.121%, 11/26/2040 (A)(E)	947,526	950,578
Series 2017-E, Class A2B 2.720%, 11/26/2040 (E)	3,269,000	3,199,699
Series 2017-F, Class A2FX 2.840%, 01/25/2041 (E)	2,366,000	2,328,130
Series 2018-A, Class A2B 2.950%, 02/25/2042 (E)	3,021,000	2,971,737
Synchrony Credit Card Master Note Trust
Series 2015-1, Class A 2.370%, 03/15/2023	970,000	963,640
Series 2016-2, Class A 2.210%, 05/15/2024	646,000	631,872
Series 2016-3, Class A 1.580%, 09/15/2022	4,043,000	3,981,275
World Financial Network Credit Card Master Trust
Series 2015-B, Class A 2.550%, 06/17/2024	146,000	145,003
Series 2016-A, Class A 2.030%, 04/15/2025	4,239,000	4,101,274
Series 2016-C, Class A 1.720%, 08/15/2023	1,279,000	1,258,331
Series 2017-A, Class A 2.120%, 03/15/2024	2,337,000	2,303,022
ASSET BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust (continued)
Series 2017-C, Class A 2.310%, 08/15/2024	$4,240,000	$4,168,751
World Omni Auto Receivables Trust
Series 2014-B, Class A4 1.680%, 12/15/2020	690,000	686,756
TOTAL ASSET BACKED SECURITIES (Cost $219,070,725)		$219,762,716
SHORT-TERM INVESTMENTS – 6.0%
Money market funds – 6.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (G)	108,597,530	108,597,530
TOTAL SHORT-TERM INVESTMENTS (Cost $108,597,530)		$108,597,530
Total Investments (Core Bond Fund) (Cost $2,122,466,474) – 116.7%		$2,092,475,011
Other assets and liabilities, net – (16.7%)		(300,160,291)
TOTAL NET ASSETS – 100.0%		$1,792,314,720
SALE COMMITMENTS OUTSTANDING – (2.8)%
U.S. Government Agency – (2.8)%
Federal National Mortgage Association
3.500%, TBA (C)	$(6,700,000)	$(6,818,118)
4.000%, TBA (C)	(7,500,000)	(7,688,965)
4.500%, TBA (C)	(9,700,000)	(10,169,464)
4.500%, TBA (C)	(11,700,000)	(12,342,218)
Government National Mortgage Association
3.000%, TBA (C)	(6,400,000)	(6,263,117)
4.500%, TBA (C)	(6,800,000)	(7,145,947)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(51,039,566))		$(50,427,829)

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $231,382,984 or 12.9% of the fund’s net assets as of 2-28-18.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 2-28-18.

The accompanying notes are an integral part of the financial statements.

18

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 34.3%
U.S. Government – 4.7%
U.S. Treasury Bonds
2.750%, 11/15/2042 (A)		$4,300,000	$4,034,273
3.000%, 05/15/2045 (A)		600,000	586,242
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2022 to 07/15/2024 (A)		2,983,327	2,921,849
2.000%, 08/15/2025 to 11/15/2026 (A)		500,000	471,125
U.S. Treasury Notes
2.500%, 01/15/2029 (A)		4,937,475	5,826,187
			13,839,676
U.S. Government Agency – 29.6%
Federal National Mortgage Association
2.332%, (12 month Treasury Average Index + 1.200%), 11/01/2042 to 10/01/2044 (B)		861,583	856,634
2.957%, (12 month Treasury Average Index + 1.838%), 11/01/2035 (B)		79,287	80,754
3.000%, TBA (C)		8,600,000	8,606,415
3.500%, TBA (C)		46,300,000	46,163,532
3.510%, (12 month LIBOR + 1.760%), 09/01/2035 (B)		31,977	32,953
3.662%, (12 month LIBOR + 1.912%), 07/01/2035 (B)		22,580	23,746
4.000%, TBA (C)		30,500,000	31,193,399
4.500%, 05/01/2029 to 11/01/2044		314,508	331,918
			87,289,351
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $101,667,992)			$101,129,027
FOREIGN GOVERNMENT OBLIGATIONS – 24.1%
Argentina – 0.1%
Republic of Argentina
3.375%, 01/15/2023	EUR	300,000	362,426
Canada – 3.2%
Government of Canada
1.500%, 12/01/2044	CAD	339,492	322,015
Province of Alberta
1.250%, 06/01/2020		1,500,000	1,148,952
2.350%, 06/01/2025		2,200,000	1,670,916
Province of British Columbia
2.300%, 06/18/2026		1,200,000	905,994
Province of Ontario
2.400%, 06/02/2026		200,000	151,490
2.450%, 06/29/2022		$1,100,000	1,076,068
3.150%, 06/02/2022	CAD	600,000	482,483
3.500%, 06/02/2024		3,100,000	2,539,864
Province of Quebec
3.000%, 09/01/2023		1,500,000	1,199,380
			9,497,162
France – 1.4%
Government of France
2.000%, 05/25/2048 (D)	EUR	3,300,000	4,280,939
Israel – 0.2%
Government of Israel
3.250%, 01/17/2028		$300,000	290,610
4.125%, 01/17/2048		200,000	192,734
			483,344
Italy – 5.1%
Republic of Italy
1.450%, 11/15/2024	EUR	2,200,000	2,687,742
2.450%, 09/01/2033 (D)		300,000	361,941
2.800%, 03/01/2067 (D)		1,300,000	1,435,124
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy (continued)
2.950%, 09/01/2038 (D)	EUR	2,100,000	$2,620,997
3.450%, 03/01/2048 (D)		5,400,000	7,076,310
6.000%, 08/04/2028	GBP	500,000	845,477
			15,027,591
Japan – 3.2%
Development Bank of Japan, Inc.
1.625%, 09/01/2021 (D)		$1,100,000	1,047,584
Government of Japan
0.500%, 09/20/2046	JPY	330,000,000	2,898,754
1.600%, 03/20/2033		90,000,000	1,004,837
Japan Bank for International Cooperation
2.000%, 11/04/2021		$600,000	580,749
2.375%, 11/16/2022		300,000	292,240
2.500%, 06/01/2022		600,000	589,035
Japan Finance Organization for Municipalities
2.625%, 04/20/2022 (D)		1,300,000	1,276,899
Tokyo Metropolitan Government
2.000%, 05/17/2021 (D)		600,000	580,264
2.500%, 06/08/2022 (D)		1,200,000	1,171,526
			9,441,888
Kuwait – 1.0%
State of Kuwait
2.750%, 03/20/2022 (D)		1,000,000	978,742
3.500%, 03/20/2027 (D)		2,000,000	1,957,820
			2,936,562
Norway – 0.4%
Kommunalbanken AS
6.500%, 04/12/2021	AUD	1,300,000	1,128,998
Peru – 0.2%
Republic of Peru
8.200%, 08/12/2026	PEN	1,600,000	610,518
Poland – 0.4%
Republic of Poland
2.250%, 04/25/2022	PLN	3,900,000	1,133,582
3.250%, 07/25/2025		100,000	29,501
			1,163,083
Qatar – 0.2%
Government of Qatar
4.500%, 01/20/2022		$600,000	618,187
Saudi Arabia – 1.5%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		3,600,000	3,472,142
3.625%, 03/04/2028 (D)		900,000	856,350
			4,328,492
Slovenia – 1.6%
Republic of Slovenia
1.000%, 03/06/2028	EUR	400,000	473,141
4.125%, 02/18/2019 (D)		$1,900,000	1,923,902
4.125%, 02/18/2019		1,200,000	1,215,096
5.250%, 02/18/2024		924,000	1,016,809
			4,628,948
Spain – 3.1%
Autonomous Community of Andalusia
4.850%, 03/17/2020	EUR	900,000	1,204,410
Autonomous Community of Catalonia
4.750%, 06/04/2018		300,000	368,959
4.900%, 09/15/2021		600,000	778,888
4.950%, 02/11/2020		900,000	1,174,456
Kingdom of Spain
1.450%, 10/31/2027 (D)		1,300,000	1,583,594

The accompanying notes are an integral part of the financial statements.

19

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain (continued)
Kingdom of Spain (continued)
1.950%, 04/30/2026 (D)	EUR	1,600,000	$2,062,938
2.900%, 10/31/2046 (D)		1,400,000	1,825,898
			8,999,143
United Arab Emirates – 0.3%
Abu Dhabi Government
2.500%, 10/11/2022 (D)		$300,000	288,932
3.125%, 10/11/2027 (D)		600,000	565,772
			854,704
United Kingdom – 2.2%
Government of United Kingdom
3.250%, 01/22/2044	GBP	2,300,000	4,014,056
4.250%, 12/07/2040		1,300,000	2,565,040
			6,579,096
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $69,953,083)			$70,941,081
CORPORATE BONDS – 43.0%
Brazil – 0.8%
Petrobras Global Finance BV
5.999%, 01/27/2028 (D)		$1,849,000	1,821,265
7.250%, 03/17/2044		400,000	406,000
			2,227,265
Canada – 2.2%
Air Canada Pass Through Trust
3.300%, 07/15/2031 (D)		200,000	194,012
Bank of Montreal
1.750%, 06/15/2021 (D)		2,500,000	2,408,934
Enbridge, Inc.
2.900%, 07/15/2022		400,000	387,811
Enbridge, Inc. (3 month LIBOR + 0.400%)
2.108%, 01/10/2020 (B)		100,000	100,018
Enbridge, Inc. (3 month LIBOR + 0.700%)
2.288%, 06/15/2020 (B)		400,000	402,571
Royal Bank of Canada
2.300%, 03/22/2021		1,200,000	1,182,117
The Bank of Nova Scotia
1.875%, 04/26/2021		1,700,000	1,650,806
			6,326,269
Cayman Islands – 0.0%
Ambac LSNI LLC (3 month LIBOR + 5.000%)
6.811%, 02/12/2023 (B)(D)		51,607	51,994
Denmark – 4.4%
AP Moller – Maersk A/S
2.875%, 09/28/2020 (D)		400,000	397,410
BRFkredit A/S
2.000%, 10/01/2047	DKK	5,343,970	858,331
3.000%, 10/01/2047		58,299	10,039
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2047		18,816,641	3,021,342
2.500%, 10/01/2037 to 10/01/2047		1,126,891	192,805
Nykredit Realkredit A/S
2.000%, 10/01/2047		5,858,874	933,545
2.500%, 10/01/2037 to 10/01/2047		14,837,915	2,533,327
Realkredit Danmark A/S
2.000%, 10/01/2047		20,695,782	3,324,088
2.500%, 10/01/2037 to 07/01/2047		9,374,757	1,604,719
			12,875,606
CORPORATE BONDS (continued)
France – 2.6%
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%)
09/19/2033		$1,000,000	$1,026,030
Dexia Credit Local SA
0.750%, 01/25/2023	EUR	600,000	745,588
1.875%, 09/15/2021 (D)		$2,500,000	2,412,628
2.000%, 01/22/2021	EUR	800,000	1,034,340
2.250%, 02/18/2020 (D)		$2,400,000	2,380,589
			7,599,175
Germany – 1.2%
Deutsche Bank AG
4.250%, 10/14/2021		2,200,000	2,244,327
KFW
5.000%, 03/19/2024	AUD	100,000	86,509
Landwirtschaftliche Rentenbank
5.375%, 04/23/2024	NZD	1,500,000	1,202,504
			3,533,340
Guernsey, Channel Islands – 0.1%
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 06/09/2023		$250,000	251,557
Ireland – 0.1%
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019		400,000	393,812
Italy – 0.6%
Banca Carige SpA
3.875%, 10/24/2018	EUR	1,435,000	1,791,896
Ivory Coast – 0.9%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	2,731,649
Japan – 1.9%
Central Nippon Expressway Company, Ltd. (3 month LIBOR + 0.540%)
2.327%, 08/04/2020 (B)		$1,600,000	1,603,216
Mizuho Financial Group, Inc.
2.953%, 02/28/2022		1,500,000	1,473,746
ORIX Corp.
3.250%, 12/04/2024		100,000	97,188
Sumitomo Mitsui Financial Group, Inc. (3 month LIBOR + 1.680%)
3.216%, 03/09/2021 (B)		2,400,000	2,478,004
			5,652,154
Luxembourg – 0.3%
Allergan Funding SCS
3.450%, 03/15/2022		100,000	99,546
3.850%, 06/15/2024		300,000	299,724
Emerald Bay SA
2.884%, 10/08/2020 (D)(E)	EUR	236,000	267,046
Gazprom Neft OAO
2.933%, 04/26/2018		100,000	122,365
			788,681
Netherlands – 1.6%
Cooperatieve Rabobank UA
6.875%, 03/19/2020		900,000	1,240,758
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023		$1,900,000	1,913,133
Mylan NV
3.150%, 06/15/2021		700,000	693,712

The accompanying notes are an integral part of the financial statements.

20

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Netherlands (continued)
Schaeffler Finance BV
4.750%, 05/15/2023 (D)		$300,000	$305,250
Stichting AK Rabobank Certificaten
6.500%, 03/29/2018 (F)	EUR	100,000	152,463
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021		$500,000	463,350
			4,768,666
Norway – 0.4%
DNB Boligkreditt AS
2.500%, 03/28/2022 (D)		1,200,000	1,174,216
Qatar – 0.1%
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.750%, 09/30/2019		400,000	422,000
Russia – 0.1%
Sberbank of Russia
3.080%, 03/07/2019	EUR	300,000	374,711
Singapore – 0.1%
BOC Aviation, Ltd.
3.500%, 09/18/2027 (D)		$200,000	185,440
South Korea – 0.2%
Kookmin Bank
2.125%, 10/21/2020		500,000	486,700
Spain – 0.2%
Banco Bilbao Vizcaya Argentaria SA (7.000% to 2-19-19, then 5 Year Euro Swap Rate + 6.155%)
02/19/2019 (F)	EUR	400,000	513,349
Sweden – 5.4%
Lansforsakringar Hypotek AB
1.250%, 09/20/2023	SEK	23,800,000	2,915,410
2.250%, 09/21/2022		23,300,000	3,007,703
Nordea Hypotek AB
1.000%, 04/08/2022		23,900,000	2,938,570
Stadshypotek AB
4.500%, 09/21/2022		12,000,000	1,695,342
Sveriges Sakerstallda Obligationer AB
1.250%, 06/15/2022		15,000,000	1,859,296
2.000%, 06/17/2026		4,000,000	499,127
Swedbank Hypotek AB
1.000%, 06/15/2022		24,900,000	3,055,375
			15,970,823
Switzerland – 2.9%
Credit Suisse AG
6.500%, 08/08/2023		$1,200,000	1,324,712
Credit Suisse Group AG (2.997% to 12-14-22, then 3 month LIBOR + 1.200%)
12/14/2023 (D)		800,000	778,060
Credit Suisse Group AG (3 month LIBOR + 1.200%)
2.774%, 12/14/2023 (B)(D)		1,400,000	1,428,968
UBS AG
2.200%, 06/08/2020 (D)		1,000,000	984,369
5.125%, 05/15/2024		900,000	929,615
7.625%, 08/17/2022		950,000	1,080,625
UBS AG (3 month LIBOR + 0.580%)
2.103%, 06/08/2020 (B)(D)		1,500,000	1,506,834
UBS Group Funding Switzerland AG (3 month LIBOR + 0.950%)
2.789%, 08/15/2023 (B)(D)		500,000	505,010
			8,538,193
CORPORATE BONDS (continued)
United Arab Emirates – 0.2%
First Abu Dhabi Bank PJSC
2.250%, 02/11/2020		$600,000	$589,001
United Kingdom – 7.6%
Barclays Bank PLC
7.625%, 11/21/2022		1,000,000	1,113,125
Barclays Bank PLC (7.750% to 4-10-18, then 5 Year U.S. Swap Rate + 6.833%)
04/10/2023		1,900,000	1,909,500
Barclays PLC (7.000% to 9-15-19, then 5 Year British Pound Swap Rate + 5.084%)
09/15/2019 (F)	GBP	400,000	580,372
Barclays PLC (8.250% to 12-15-18, then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (F)		$600,000	622,500
BAT International Finance PLC
2.750%, 06/15/2020 (D)		400,000	397,097
GlaxoSmithKline Capital PLC
3.375%, 12/20/2027	GBP	200,000	299,428
Imperial Brands Finance PLC
2.950%, 07/21/2020 (D)		$200,000	199,668
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	1,000,000	1,697,283
Lloyds Banking Group PLC (7.000% to 6-27-19, then 5 Year British Pound Swap Rate + 5.060%)
06/27/2019 (F)		1,000,000	1,450,331
Nationwide Building Society
2.450%, 07/27/2021 (D)		$2,400,000	2,344,425
RAC Bond Company PLC
4.870%, 05/06/2046	GBP	400,000	572,214
Reckitt Benckiser Treasury Services PLC
2.375%, 06/24/2022 (D)		$600,000	574,346
Santander UK Group Holdings PLC
2.875%, 08/05/2021		1,600,000	1,566,672
Santander UK PLC (3 month LIBOR + 1.480%)
3.054%, 03/14/2019 (B)		2,400,000	2,430,775
Tesco PLC
5.125%, 04/10/2047	EUR	600,000	875,382
6.125%, 02/24/2022	GBP	300,000	467,433
Tesco Property Finance 6 PLC
5.411%, 07/13/2044		194,790	298,253
The Royal Bank of Scotland Group PLC (3 month LIBOR + 1.470%)
3.309%, 05/15/2023 (B)		$1,300,000	1,326,780
The Royal Bank of Scotland Group PLC (3.498% to 5-15-22, then 3 month LIBOR + 1.480%)
05/15/2023		1,200,000	1,182,301
Virgin Media Secured Finance PLC
4.875%, 01/15/2027	GBP	700,000	961,280
Virgin Money PLC
2.250%, 04/21/2020		1,100,000	1,529,198
			22,398,363
United States – 9.0%
Ally Financial, Inc.
3.600%, 05/21/2018		$1,800,000	1,802,700
8.000%, 11/01/2031		100,000	124,000
Ambac Assurance Corp.
5.100%, 06/07/2020 (D)		14,550	19,170
American Honda Finance Corp. (3 month LIBOR + 0.350%)
2.137%, 11/05/2021 (B)		200,000	200,189

The accompanying notes are an integral part of the financial statements.

21

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023		$600,000	$597,443
AT&T, Inc.
1.800%, 09/05/2026 (D)	EUR	1,100,000	1,304,385
3.400%, 08/14/2024		$300,000	297,900
3.900%, 08/14/2027		900,000	892,922
AutoNation, Inc.
5.500%, 02/01/2020		800,000	833,377
BAT Capital Corp.
3.557%, 08/15/2027 (D)		200,000	191,189
4.390%, 08/15/2037 (D)		300,000	294,831
BAT Capital Corp. (3 month LIBOR +0.590%)
2.003%, 08/14/2020 (B)(D)		1,100,000	1,106,096
Boston Scientific Corp.
2.650%, 10/01/2018		1,200,000	1,202,722
Cardinal Health, Inc.
1.948%, 06/14/2019		900,000	891,401
Charter Communications Operating LLC
4.464%, 07/23/2022		1,500,000	1,535,688
6.384%, 10/23/2035		300,000	338,732
CIT Group, Inc.
5.375%, 05/15/2020		100,000	103,375
5.500%, 02/15/2019 (D)		500,000	511,875
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%)
07/24/2023		100,000	97,602
Citigroup, Inc. (3.142% to 1-24-22, then 3 month LIBOR + 0.722%)
01/24/2023		200,000	198,545
Conagra Brands, Inc. (3 month LIBOR + 0.500%)
2.204%, 10/09/2020 (B)		300,000	300,225
Continental Resources, Inc.
4.375%, 01/15/2028 (D)		200,000	194,375
Dell International LLC
4.420%, 06/15/2021 (D)		100,000	102,056
Discovery Communications LLC (3 month LIBOR + 0.710%)
2.335%, 09/20/2019 (B)		300,000	301,530
EMC Corp.
2.650%, 06/01/2020		1,300,000	1,264,688
Energy Transfer LP
4.150%, 10/01/2020		300,000	305,973
EPR Properties
4.500%, 06/01/2027		200,000	196,864
EQT Corp.
2.500%, 10/01/2020		200,000	196,994
3.000%, 10/01/2022		300,000	292,102
4.875%, 11/15/2021		400,000	418,028
Fidelity National Information Services, Inc.
0.400%, 01/15/2021	EUR	200,000	244,478
1.700%, 06/30/2022	GBP	200,000	271,890
GATX Corp.
2.500%, 07/30/2019		$200,000	199,071
GATX Corp. (3 month LIBOR + 0.720%)
2.507%, 11/05/2021 (B)		200,000	201,010
General Motors Financial Company, Inc.
3.200%, 07/13/2020		300,000	299,993
Harris Corp. (3 month LIBOR + 0.475%)
2.431%, 02/27/2019 (B)		200,000	199,970
CORPORATE BONDS (continued)
United States (continued)
Harris Corp. (3 month LIBOR + 0.480%)
2.247%, 04/30/2020 (B)		$400,000	$401,008
Kilroy Realty LP
3.450%, 12/15/2024		100,000	97,369
Kimco Realty Corp.
3.300%, 02/01/2025		200,000	192,604
Kraft Heinz Foods Company (3 month LIBOR + 0.570%)
2.380%, 02/10/2021 (B)		500,000	499,527
Masco Corp.
3.500%, 04/01/2021		200,000	201,156
Morgan Stanley (3 month LIBOR + 0.550%)
2.294%, 02/10/2021 (B)		800,000	802,088
MUFG Americas Holdings Corp.
3.000%, 02/10/2025		700,000	677,862
Navient Corp.
5.500%, 01/15/2019		600,000	608,820
Nissan Motor Acceptance Corp.
1.550%, 09/13/2019 (D)		600,000	589,774
OneMain Financial Holdings LLC
7.250%, 12/15/2021 (D)		300,000	311,663
QVC, Inc.
3.125%, 04/01/2019		400,000	399,853
S&P Global, Inc.
3.300%, 08/14/2020		200,000	201,724
Sempra Energy (3 month LIBOR + 0.450%)
2.038%, 03/15/2021 (B)		300,000	300,512
Solvay Finance America LLC
3.400%, 12/03/2020 (D)		200,000	201,562
Southern Power Company (3 month LIBOR + 0.550%)
2.175%, 12/20/2020 (B)(D)		300,000	300,478
Spectra Energy Partners LP (3 month LIBOR + 0.700%)
2.195%, 06/05/2020 (B)		200,000	201,821
Tesla, Inc.
5.300%, 08/15/2025 (D)		100,000	95,250
The Southern Company
2.350%, 07/01/2021		300,000	291,505
Verizon Communications, Inc.
3.125%, 03/16/2022		600,000	596,085
4.125%, 03/16/2027		600,000	609,534
Viacom, Inc.
2.750%, 12/15/2019		513,000	510,795
WEA Finance LLC
3.750%, 09/17/2024 (D)		300,000	301,704
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/2020		600,000	595,266
			26,521,349
Virgin Islands, British – 0.1%
CNPC General Capital, Ltd.
2.750%, 05/14/2019		400,000	399,100
TOTAL CORPORATE BONDS (Cost $124,032,580)			$126,565,309
MUNICIPAL BONDS – 1.4%
United States – 1.4%
American Municipal Power, Inc. (Ohio)
7.334%, 02/15/2028		600,000	753,006
California Infrastructure & Economic Development Bank
6.486%, 05/15/2049		400,000	527,664

The accompanying notes are an integral part of the financial statements.

22

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
City of Los Angeles Wastewater System Revenue
5.713%, 06/01/2039		$200,000	$240,502
State of California (1 month LIBOR + 0.780%)
2.355%, 04/01/2047 (B)		2,500,000	2,522,525
TOTAL MUNICIPAL BONDS (Cost $4,025,864)			$4,043,697
TERM LOANS (G) – 0.4%
United States – 0.4%
CenturyLink, Inc. (1 month LIBOR + 2.750%), 4.398%, 01/31/2025		300,000	294,675
Energy Future Intermediate Holding Company LLC (1 week LIBOR + 3.000%), 4.474% 06/30/2018		800,000	799,904
			1,094,579
TOTAL TERM LOANS (Cost $1,101,575)			$1,094,579
COLLATERALIZED MORTGAGE OBLIGATIONS – 17.0%
Commercial and residential – 16.3%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1, 3.645%, 09/25/2035 (H)		41,672	39,519
Alba PLC, Series 2005-1, Class A3 (3 month GBP LIBOR + 0.190%), 0.770%, 11/25/2042 (B)	GBP	744,878	990,470
American Home Mortgage Investment Trust, Series 2004-3, Class 5A (12 month LIBOR + 1.500%), 3.606%, 10/25/2034 (B)		$30,988	31,117
Banc of America Funding Corp.
Series 2006-A, Class 1A1, 3.652%, 02/20/2036 (H)		249,856	247,560
Series 2006-J, Class 4A1, 3.906%, 01/20/2047 (H)		50,106	48,006
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 1A2, 3.368%, 08/25/2033 (H)		14,363	14,183
Series 2003-7, Class 6A, 3.598%, 10/25/2033 (H)		31,646	31,888
Series 2003-9, Class 2A1, 3.774%, 02/25/2034 (H)		5,783	5,875
Series 2004-2, Class 22A, 3.734%, 05/25/2034 (H)		59,985	58,192
Series 2004-2, Class 23A, 3.200%, 05/25/2034 (H)		30,106	27,976
Series 2005-4, Class 3A1, 3.477%, 08/25/2035 (H)		181,301	166,132
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1, 3.651%, 09/25/2035 (H)		664,563	587,874
Series 2005-9, Class 24A1, 3.507%, 11/25/2035 (H)		332,269	289,597
Series 2006-8, Class 3A1 (1 month LIBOR + 0.160%), 1.781%, 02/25/2034 (B)		31,919	29,688
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1, 3.507%, 01/26/2036 (H)		381,958	339,184
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1 (1 month LIBOR + 0.250%), 1.844%, 05/20/2045 (B)		256,953	187,839
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Business Mortgage Finance 7 PLC,
Series 7X, Class A1 (3 month GBP LIBOR + 2.000%), 2.547%, 02/15/2041 (B)	GBP	485,162	$664,302
Casa d’Este Finance SRL, Series 1, Class A2 (3 month EURIBOR + 0.350%), 0.021%, 09/15/2040 (B)	EUR	181,246	220,475
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1, 3.142%, 07/25/2037 (H)		$36,177	33,051
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year CMT + 2.400%), 3.430%, 05/25/2035 (B)		75,035	75,407
Series 2005-11, Class A2A (1 Year CMT + 2.400%), 3.630%, 10/25/2035 (B)		300,523	303,576
Series 2005-5, Class 1A4, 4.475%, 08/25/2035 (H)		3,347,301	2,989,522
Series 2005-6, Class A1R (1 Year CMT + 2.100%), 3.410%, 09/25/2035 (B)		114,684	116,068
Series 2005-7, Class 1A2, 3.338%, 09/25/2035 (H)		919,738	842,850
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3, 5.250%, 06/25/2035		55,954	52,735
Series 2005-45, Class 2A1 (12 month Treasury Average Index + 2.050%), 3.251%, 10/20/2035 (B)		1,061,829	806,990
Series 2005-56, Class 2A2 (12 month Treasury Average Index + 2.040%), 2.939%, 11/25/2035 (B)		40,322	38,820
Series 2005-56, Class 2A3 (12 month Treasury Average Index + 1.500%), 2.399%, 11/25/2035 (B)		40,294	38,261
Series 2006-OA19, Class A1 (1 month LIBOR + 0.180%), 1.774%, 02/20/2047 (B)		1,012,351	831,617
Series 2006-OA2, Class A5 (1 month LIBOR + 0.230%), 1.824%, 05/20/2046 (B)		2,631,361	2,079,346
Series 2007-11T1, Class A12 (1 month LIBOR + 0.350%), 1.971%, 05/25/2037 (B)		179,538	104,471
Series 2007-16CB, Class 5A1, 6.250%, 08/25/2037		88,264	77,337
Series 2006-OA1, Class 2A1 (1 month LIBOR + 0.210%), 1.804%, 03/20/2046 (B)		599,632	506,686
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-12, Class 11A1, 3.412%, 08/25/2034 (H)		17,946	16,933
Series 2004-22, Class A3, 3.492%, 11/25/2034 (H)		76,532	76,296
Series 2005-R2, Class 1AF1 (1 month LIBOR + 0.340%), 1.961%, 06/25/2035 (B)(D)		135,026	129,781
Series 2004-12, Class 12A1, 3.494%, 08/25/2034 (H)		126,208	123,198

The accompanying notes are an integral part of the financial statements.

23

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Home Loan Mortgage Pass Through Trust (continued)
Series 2004-25, Class 1A1 (1 month LIBOR + 0.660%), 2.281%, 02/25/2035 (B)		$90,472	$88,599
Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%), 2.301%, 02/25/2035 (B)		108,915	105,311
Series 2005-HYB9, Class 5A1 (12 month LIBOR + 1.750%), 3.537%, 02/20/2036 (B)		214,805	196,049
Series 2005-HYB9, Class 3A2A (12 month LIBOR + 1.750%), 3.462%, 02/20/2036 (B)		143,846	126,942
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR18, Class 2A3, 3.088%, 07/25/2033 (H)		3,992	3,990
Series 2003-AR20, Class 2A1, 3.381%, 08/25/2033 (H)		14,571	14,641
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 3A1 (1 month LIBOR + 0.190%), 1.811%, 08/25/2047 (B)		1,341,664	1,194,888
Eurosail PLC, Series 2006-1X, Class A2C (3 month GBP LIBOR + 0.160%), 0.683%, 06/10/2044 (B)	GBP	746,337	1,022,086
Eurosail-UK PLC
Series 2007-3A, Class A3C (3 month GBP LIBOR + 0.950%), 1.470%, 06/13/2045 (B)(D)		968,415	1,323,518
Series 2007-3X, Class A3C (3 month GBP LIBOR + 0.950%), 1.470%, 06/13/2045 (B)		899,243	1,228,981
First Flexible PLC, Series 7, Class A (3 month GBP LIBOR + 0.240%), 0.756%, 09/15/2033 (B)		67,052	91,489
First Horizon Mortgage Pass Through Trust, Series 2005-AR3, Class 2A1, 3.275%, 08/25/2035 (H)		$26,704	22,671
First Republic Mortgage Loan Trust, Series 2001-FRB1, Class A (1 month LIBOR + 0.350%), 1.938%, 11/15/2031 (B)		105,562	102,477
GMACM Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A1, 4.055%, 06/25/2034 (H)		6,351	6,283
Great Hall Mortgages No. 1 PLC, Series 2007-1, Class A2A (3 month GBP LIBOR + 0.130%), 0.643%, 03/18/2039 (B)	GBP	789,602	1,069,139
Great Hall Mortgages PLC
Series 2006-1, Class A2B (3 month EURIBOR + 0.150%), 3.828%, 06/18/2038 (B)	EUR	823,746	990,931
Series 2007-1, Class A2B (3 month EURIBOR + 0.130%), 4.025%, 03/18/2039 (B)		918,143	1,105,994
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 3.851%, 10/25/2033 (H)		$3,861	3,842
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA IO, 1.971%, 11/10/2045		$2,595,664	$196,522
GSR Mortgage Loan Trust, Series 2003-1, Class A2 (1 Year CMT + 1.750%), 3.630%, 03/25/2033 (B)		26,276	26,035
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 3.614%, 07/19/2035 (H)		15,346	13,507
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A, 3.456%, 12/25/2034 (H)		27,538	26,999
Series 2006-AR4, Class A1A (1 month LIBOR + 0.210%), 1.831%, 05/25/2046 (B)		1,286,838	1,227,089
JPMorgan Alternative Loan Trust
Series 2005-A2, Class 2A1, 3.507%, 12/25/2035 (H)		967,817	888,764
Series 2006-A6, Class 2A1, 5.500%, 11/25/2036 (H)		1,870	1,508
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1, 3.126%, 11/25/2033 (H)		29,709	29,982
Series 2006-A1, Class 3A2, 3.514%, 02/25/2036 (H)		304,953	273,822
Series 2007-A1, Class 5A6, 3.694%, 07/25/2035 (H)		107,806	107,013
Ludgate Funding PLC
Series 2006-1X, Class A2A (3 month GBP LIBOR + 0.190%), 0.769%, 12/01/2060 (B)	GBP	849,243	1,121,599
Series 2008-W1X, Class A1 (3 month GBP LIBOR + 0.600%), 1.119%, 01/01/2061 (B)		1,321,541	1,785,046
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1, 3.291%, 02/25/2033 (H)		$48,311	46,843
Series 2005-2, Class 1A (6 month LIBOR + 1.250%), 2.910%, 10/25/2035 (B)		175,248	177,486
Series 2003-C, Class A1 (1 month LIBOR + 0.660%), 2.281%, 06/25/2028 (B)		149,787	146,730
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 4A, 6.000%, 02/25/2036		672,704	688,666
MRFC Mortgage Pass Through Trust, Series 200-TBC3, Class A1 (1 month LIBOR + 0.440%), 2.028%, 12/15/2030 (B)		162,301	157,206
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A (1 month LIBOR + 0.450%), 2.030%, 10/07/2020 (B)		967,396	971,010
Series 2010-R2, Class 2A (1 month LIBOR + 0.470%), 2.050%, 11/05/2020 (B)		8,363,050	8,403,590
Residential Accredit Loans Trust
Series 2007-QO2, Class A1 (1 month LIBOR + 0.150%), 1.771%, 02/25/2047 (B)		241,078	156,355

The accompanying notes are an integral part of the financial statements.

24

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Residential Accredit Loans Trust (continued)
Series 2007-QS1, Class 1A1, 6.000%, 01/25/2037		$708,268	$661,446
Series 2006-QO3, Class A1 (1 month LIBOR + 0.210%), 1.831%, 04/25/2046 (B)		724,426	360,807
Residential Asset Securitization Trust, Series 2006-R1, Class A2 (1 month LIBOR + 0.400%), 2.021%, 01/25/2046 (B)		254,304	118,957
Residential Funding Mortgage Securities Trust, Series 2005-SA4, Class 1A21, 3.803%, 09/25/2035 (H)		73,659	62,683
Ripon Mortgages PLC, Series 1A, Class A1 (3 month GBP LIBOR + 0.800%), 1.326%, 08/20/2056 (B)(D)	GBP	1,832,007	2,539,367
RMAC Securities PLC, Series 2006-NS1X, Class A2A (3 month GBP LIBOR + 0.150%), 0.672%, 06/12/2044 (B)		602,802	809,605
Sequoia Mortgage Trust, Series 5, Class A (1 month LIBOR + 0.700%), 2.290%, 10/19/2026 (B)		$34,316	33,727
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A1, 3.680%, 02/25/2034 (H)		48,170	48,060
Series 2004-1, Class 4A2, 3.680%, 02/25/2034 (H)		264,933	266,906
Series 2004-12, Class 7A1, 3.712%, 09/25/2034 (H)		72,596	73,649
Series 2004-19, Class 2A1 (12 month Treasury Average Index + 1.400%), 2.682%, 01/25/2035 (B)		317,793	296,826
Series 2004-4, Class 3A2, 3.580%, 04/25/2034 (H)		82,621	83,695
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 12A1 (1 month LIBOR + 0.220%), 1.841%, 05/25/2036 (B)		863,076	784,188
SWAN Trust, Series 2010-1, Class A (1 month BBSW + 1.300%), 3.000%, 04/25/2041 (B)	AUD	370,048	291,230
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1 (12 month LIBOR + 1.250%), 3.700%, 06/25/2047 (B)		$110,521	101,278
Series 2007-3, Class 3A1 (12 month LIBOR + 1.250%), 3.700%, 06/25/2047 (B)		238,882	216,769
Series 2007-3, Class 4A1 (12 month LIBOR + 1.250%), 3.700%, 06/25/2047 (B)		161,401	144,612
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP LIBOR + 0.200%), 0.723%, 06/10/2059 (B)	GBP	283,547	378,777
Series 2008-1, Class B (3 month GBP LIBOR + 0.750%), 1.273%, 06/10/2059 (B)		54,198	70,505
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Uropa Securities PLC (continued)
Series 2008-1, Class M1 (3 month GBP LIBOR + 0.350%), 0.873%, 06/10/2059 (B)	GBP	65,382	$85,945
Series 2008-1, Class M2 (3 month GBP LIBOR + 0.550%), 1.073%, 06/10/2059 (B)		51,617	67,128
WaMu Mortgage
Pass-Through Certificates
Series 2002-AR17, Class 1A (12 month Treasury Average Index + 1.200%), 2.332%, 11/25/2042 (B)		$133,661	126,781
Series 2003-AR5, Class A7, 3.096%, 06/25/2033 (H)		25,667	25,913
Series 2005-AR13, Class A1A1 (1 month LIBOR + 0.290%), 1.911%, 10/25/2045 (B)		63,874	63,807
Series 2005-AR2, Class 2A1A (1 month LIBOR + 0.310%), 1.931%, 01/25/2045 (B)		98,925	98,275
Series 2006-AR13, Class 2A (COFI + 1.500%), 2.253%, 10/25/2046 (B)		1,196,157	1,160,102
Series 2006-AR17, Class 1A1A (12 month Treasury Average Index + 0.810%), 1.942%, 12/25/2046 (B)		196,205	192,917
Washington Mutual Mortgage
Pass-Through Certificates, Series 2006-AR5, Class 3A (12 month Treasury Average Index + 0.940%), 2.141%, 07/25/2046 (B)		158,453	115,123
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 1A1, 5.750%, 07/25/2037		132,306	123,350
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A1, 3.520%, 09/25/2034 (H)		39,939	40,819
			47,809,672
U.S. Government Agency – 0.7%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD (1 month LIBOR + 0.350%), 1.918%, 01/15/2038 (B)		697,479	697,855
Series 4579, Class SD IO, 1.384%, 01/15/2038		697,479	37,376
Series T-63, Class 1A1 (12 month Treasury Average Index + 1.200%), 2.263%, 02/25/2045 (B)		96,354	97,052
Federal National Mortgage Association
Series 2003-W6, Class F (1 month LIBOR + 0.350%), 1.911%, 09/25/2042 (B)		189,823	188,810
Series 2004-W2, Class 5AF (1 month LIBOR + 0.350%), 1.971%, 03/25/2044 (B)		80,745	80,667
Series 2005-120, Class NF (1 month LIBOR + 0.100%), 1.721%, 01/25/2021 (B)		38	38
Series 2006-15, Class FC (1 month LIBOR + 0.130%), 1.691%, 03/25/2036 (B)		88,842	84,577

The accompanying notes are an integral part of the financial statements.

25

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
Series 2006-48, Class TF (1 month LIBOR + 0.400%), 2.021%, 06/25/2036 (B)		$41,595	$41,740
Series 2006-5, Class 3A2, 3.349%, 05/25/2035 (H)		125,143	131,587
Series 2009-104, Class FA (1 month LIBOR + 0.800%), 2.421%, 12/25/2039 (B)		338,560	343,931
Series 2010-46, Class WF (1 month LIBOR + 0.750%), 2.371%, 05/25/2040 (B)		162,445	166,234
Series 2013-130, Class FB (1 month LIBOR + 0.450%), 2.071%, 01/25/2044 (B)		237,391	239,051
			2,108,918
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,613,920)			$49,918,590
ASSET BACKED SECURITIES – 6.4%
Argent Securities Trust, Series 2006-M1, Class A1 (1 month LIBOR + 0.150%) 1.771%, 07/25/2036 (B)		1,895,807	1,584,462
Babson Euro CLO BV, Series 2014-1A, Class A2RE 1.300%, 04/15/2027 (D)	EUR	900,000	1,101,526
Blue Hill CLO, Ltd., Series 2013-1A, Class AR (3 month LIBOR + 1.180%) 2.902%, 01/15/2026 (B)(D)		$924,892	927,095
Carlyle Global Market Strategies CLO, Ltd., Series 2014-5A, Class A1R (3 month LIBOR + 1.140%) 2.862%, 10/16/2025 (B)(D)		2,500,000	2,505,175
CVC Cordatus Loan Fund IV, Ltd., Series 4A, Class AR (6 month EURIBOR + 0.780%) 0.780%, 01/24/2028 (B)(D)	EUR	900,000	1,100,014
Flagship VII, Ltd., Series 2013-7A, Class A1R (3 month LIBOR + 1.120%) 2.865%, 01/20/2026 (B)(D)		$2,500,000	2,502,810
Holland Park CLO 1, Ltd., Series 1A, Class A1R (3 month EURIBOR + 0.930%) 0.601%, 05/14/2027 (B)(D)	EUR	1,100,000	1,345,495
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1 (1 month LIBOR + 0.560%) 2.181%, 10/25/2034 (B)		$134,514	130,198
New Century Home Equity Loan Trust, Series 2001-NC1, Class M3 4.079%, 06/20/2031 (H)		2,066,543	1,911,180
Oak Hill Credit Partners X, Ltd., Series 2014-10A, Class AR (3 month LIBOR + 1.130%) 2.875%, 07/20/2026 (B)(D)		2,400,000	2,403,166
RAMP Trust, Series 2005-NC1, Class AI4 (1 month LIBOR + 0.340%) 1.961%, 12/25/2035 (B)		943,083	795,032
ASSET BACKED SECURITIES (continue)
SACO I Trust, Series 2005-10, Class 1A (1 month LIBOR + 0.520%) 2.141%, 06/25/2036 (B)		$62,318	$54,866
Sudbury Mill CLO, Ltd., Series 2013-1A, Class A1R (3 month LIBOR + 1.150%) 2.881%, 01/17/2026 (B)(D)		2,500,000	2,502,850
Terwin Mortgage Trust, Series 2003-6HE, Class A1 (1 month LIBOR + 0.940%) 2.561%, 11/25/2033 (B)		16,018	15,846
TOTAL ASSET BACKED SECURITIES (Cost $18,437,953)			$18,879,715
COMMON STOCKS – 0.0%
United States – 0.0%
Rescap Liquidating Trust (I)		3,662	18,676
TOTAL COMMON STOCKS (Cost $858)			$18,676
PREFERRED SECURITIES – 0.1%
United Kingdom – 0.1%
Nationwide Building Society, 10.250% (B)		1,020	223,624
TOTAL PREFERRED SECURITIES (Cost $215,658)			$223,624
ESCROW SHARES – 0.1%
United States – 0.1%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (I)		$3,600,000	145,800
6.875%, 05/02/2018 (I)		4,200,000	173,040
TOTAL ESCROW SHARES (Cost $0)			$318,840
PURCHASED OPTIONS – 0.1%
Calls – 0.0%
Exchange Traded Option on Euro-OAT Futures (Expiration Date: 3-23-18; Strike Price: $160.00; Notional Amount: 4,700,000) (I)		47	573
Exchange Traded Option on U.S. Bond Futures (Expiration Date: 5-25-18; Strike Price: $182.00; Notional Amount: 42,000) (I)		42	42
Over the Counter Option on the AUD vs. USD (Expiration Date: 3-16-18; Strike Price: AUD 0.79; Counterparty: Credit Suisse International) (I)(J)		538,200	507
Over the Counter Option on the AUD vs. USD (Expiration Date: 3-16-18; Strike Price: AUD 0.79; Counterparty: Morgan Stanley Bank N.A.) (I)(J)		2,204,800	2,076
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-8-18; Strike Price: $1.28; Counterparty: The Royal Bank of Scotland PLC) (I)(J)		1,400,000	7,846
Over the Counter Option on the USD vs. CAD (Expiration Date: 4-6-18; Strike Price: $1.29; Counterparty: Deutsche Bank AG) (I)(J)		1,500,000	11,622
Over the Counter Option on the USD vs. JPY (Expiration Date: 3-15-18; Strike Price: $111.20; Counterparty: HSBC Bank USA) (I)(J)		1,100,000	76

The accompanying notes are an integral part of the financial statements.

26

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
PURCHASED OPTIONS (continued)
Calls (continued)
Over the Counter Option on the USD vs. JPY (Expiration Date: 3-9-18; Strike Price: $111.20; Counterparty: JPMorgan Chase Bank) (I)(J)		1,500,000	$23
Over the Counter Option on the USD vs. JPY (Expiration Date: 4-17-20; Strike Price: $120.00; Counterparty: Bank of America, N.A.) (I)(J)		1,811,000	8,939
Over the Counter Option on the USD vs. JPY (Expiration Date: 4-17-20; Strike Price: $120.00; Counterparty: Deutsche Bank AG) (I)(J)		1,424,000	7,029
Over the Counter Option on the USD vs. JPY (Expiration Date: 4-20-20; Strike Price: $120.00; Counterparty: Goldman Sachs Bank) (I)(J)		2,185,000	10,809
			49,542
Puts – 0.1%
Exchange Traded Option on 10-Year U.S. Treasury Futures (Expiration Date: 5-25-18; Strike Price: $108.50; Notional Amount: 141,000) (I)		141	141
Exchange Traded Option on 5-Year U.S. Treasury Futures (Expiration Date: 5-25-18; Strike Price: $106.00; Notional Amount: 243,000) (I)		243	1,899
Over the Counter Option on 1 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.400% (Expiration Date: 3-14-18; Strike Rate: 2.400%; Counterparty: Goldman Sachs & Company) (I)(J)		24,700,000	3,656
Over the Counter Option on 1 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.400% (Expiration Date: 3-14-18; Strike Rate: 2.400%; Counterparty: Morgan Stanley & Company, Inc.) (I)(J)		125,600,000	18,586
Over the Counter Option on the AUD vs. USD (Expiration Date: 2-5-19; Strike Price: AUD 0.74; Counterparty: HSBC Bank USA) (I)(J)		3,200,000	37,637
Over the Counter Option on the AUD vs. USD (Expiration Date: 3-16-18; Strike Price: AUD 0.79; Counterparty: Credit Suisse International) (I)(J)		538,200	9,752
Over the Counter Option on the AUD vs. USD (Expiration Date: 3-16-18; Strike Price: AUD 0.79; Counterparty: Morgan Stanley Bank N.A.) (I)(J)		2,204,800	39,948
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-22-19; Strike Price: EUR 1.20; Counterparty: Deutsche Bank AG) (I)(J)		1,400,000	20,129
PURCHASED OPTIONS (continued)
Puts (continued)
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-5-19; Strike Price: EUR 1.22; Counterparty: Deutsche Bank AG) (I)(J)		2,491,000	$49,746
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-5-19; Strike Price: EUR 1.22; Counterparty: HSBC Bank USA) (I)(J)		349,000	6,970
Over the Counter Option on the GBP vs. USD (Expiration Date: 5-4-18; Strike Price: GBP 1.32; Counterparty: Citibank N.A.) (I)(J)		1,396,000	5,037
			193,501
TOTAL PURCHASED OPTIONS (Cost $395,401)			$243,043
SHORT-TERM INVESTMENTS – 5.6%
Banker’s acceptance – 0.1%
Toronto Dominion Bank
1.453%, 03/01/2018 *	CAD	200,000	155,854
U.S. Government – 0.1%
U.S. Treasury Bill
1.418%, 04/26/2018 (A)*		$11,000	10,974
1.522%, 04/19/2018 (A)*		366,000	365,232
			376,206
Foreign government – 4.3%
Argentina Treasury Bill
2.746%, 07/13/2018 *		400,000	395,911
2.966%, 12/14/2018 *		1,200,000	1,171,898
Italy Buoni Ordinari del Tesoro
(0.464%), 04/30/2018 *	EUR	1,200,000	1,466,950
(0.457%), 04/30/2018 *		400,000	488,906
(0.443%), 04/30/2018 *		1,500,000	1,833,571
(0.407%), 03/14/2018 *		1,200,000	1,464,215
(0.403%), 04/30/2018 *		100,000	122,235
(0.402%), 04/30/2018 *		2,600,000	3,178,165
Japan Treasury Discount Bill
(0.251%), 03/05/2018 *	JPY	30,000,000	281,367
(0.160%), 05/21/2018 *		230,000,000	2,156,455
			12,559,673
Repurchase agreement – 1.1%
Repurchase Agreement with Citigroup dated 2-28-18 at 1.510% to be repurchased at $3,300,138 on 3-1-18, collateralized by $3,495,000 U.S. Treasury Notes, 2.125% due 2-29-24 (valued at $3,374,457, including interest)		$3,300,000	3,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,055,681)			$16,391,733
Total Investments (Global Bond Fund) (Cost $385,500,565) – 132.5%			$389,767,914
Other assets and liabilities, net – (32.5%)			(95,510,658)
TOTAL NET ASSETS – 100.0%			$294,257,256
SALE COMMITMENTS OUTSTANDING – (6.4%)
U.S. Government Agency – (6.4)%
Federal National Mortgage Association
3.000%, TBA (C)		$(8,600,000)	$(8,606,415)
3.500%, TBA (C)		(10,000,000)	(9,981,721)
4.500%, TBA (C)		(300,000)	(313,734)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(18,878,680))			$(18,901,870)

The accompanying notes are an integral part of the financial statements.

27

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
SECURITIES SOLD SHORT – (0.1%)
Financials – (0.1)%
Nykredit Realkredit A/S 2.500%, 10/01/2047	DKK	(1,400,000)	$(233,798
TOTAL SECURITIES SOLD SHORT (Cost $(229,710))			$(233,798

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $76,118,298 or 25.9% of the fund’s net assets as of 2-28-18.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year Japan Government Bond Future	12	Long	Mar 2018	$16,924,504	$16,975,116	$50,612
10-Year U.S. Treasury Note Futures	165	Long	Jun 2018	19,796,855	19,807,734	10,879
3-Month Sterling Futures	337	Long	Dec 2018	57,517,914	57,401,927	(115,987)
3-Year Australian Treasury Bond Futures	10	Long	Mar 2018	863,487	864,086	599
5-Year U.S. Treasury Note Futures	162	Long	Jun 2018	18,434,030	18,456,609	22,579
Euro SCHATZ Futures	6	Long	Mar 2018	819,584	819,621	37
Euro-Buxl Futures	8	Long	Mar 2018	1,584,829	1,576,631	(8,198)
Eurodollar Futures	300	Long	Sep 2018	73,410,030	73,203,750	(206,280)
Eurodollar Futures	306	Long	Mar 2019	74,574,882	74,499,525	(75,357)
German Euro BOBL Futures	9	Long	Mar 2018	1,445,078	1,438,819	(6,259)
German Euro BUND Futures	1	Long	Jun 2018	191,211	191,259	48
Ultra U.S. Treasury Bond Futures	117	Long	Jun 2018	18,170,772	18,237,375	66,603
3-Month Sterling Futures	337	Short	Dec 2019	(57,384,530)	(57,222,148)	162,382
Euro-BTP Italian Government Bond Futures	79	Short	Mar 2018	(13,078,768)	(13,189,605)	(110,837)
Eurodollar Futures	300	Short	Sep 2019	(73,203,720)	(72,918,751)	284,969
Eurodollar Futures	306	Short	Mar 2020	(74,338,544)	(74,304,450)	34,094
Euro-OAT Futures	49	Short	Jun 2018	(9,051,984)	(9,061,454)	(9,470)
U.K. Long Gilt Bond Futures	13	Short	Jun 2018	(2,157,480)	(2,166,980)	(9,500)
U.S. Treasury Long Bond Futures	66	Short	Jun 2018	(9,408,708)	(9,466,875)	(58,167)
						$32,747

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	956,000	USD	750,986	Bank of America, N.A.	5/15/2018	—	($8,335)

The accompanying notes are an integral part of the financial statements.

28

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	2,608,000	USD	2,040,635	Goldman Sachs Bank USA	5/15/2018	—	($14,658)
AUD	416,000	USD	324,813	BNP Paribas SA	8/20/2018	—	(1,439)
AUD	1,000,000	USD	794,700	HSBC Bank USA	12/6/2018	—	(16,616)
AUD	530,000	USD	421,350	HSBC Bank USA	2/7/2019	—	(8,701)
BRL	1,461,204	USD	444,000	Credit Suisse International	3/2/2018	$6,030	—
BRL	7,397,852	USD	2,279,840	Deutsche Bank AG London	3/2/2018	—	(1,404)
BRL	7,119,018	USD	2,188,615	Goldman Sachs Bank USA	3/2/2018	3,943	—
BRL	3,819,616	USD	1,177,114	JPMorgan Chase Bank N.A.	3/2/2018	—	(725)
BRL	2,637,246	USD	819,000	UBS AG	3/2/2018	—	(6,765)
BRL	3,819,616	USD	1,168,650	JPMorgan Chase Bank N.A.	4/3/2018	3,877	—
CAD	667,000	USD	531,545	Goldman Sachs Bank USA	3/2/2018	—	(11,744)
CAD	3,860,000	USD	3,056,917	HSBC Bank USA	3/2/2018	—	(48,776)
CAD	459,000	USD	362,634	Royal Bank of Canada	3/2/2018	—	(4,930)
CAD	792,950	USD	630,000	Royal Bank of Scotland PLC	3/9/2018	—	(11,986)
CHF	1,840,000	USD	1,978,127	Credit Suisse International	5/15/2018	—	(17,291)
CNY	19,453,533	USD	3,063,351	BNP Paribas SA	3/14/2018	8,354	—
CNY	4,844,000	USD	761,839	Citibank N.A.	3/14/2018	3,027	—
CNY	20,217,431	USD	3,038,675	Goldman Sachs Bank USA	3/21/2018	152,350	—
CNY	18,916,533	USD	2,977,528	Goldman Sachs Bank USA	6/20/2018	—	(7,130)
CZK	15,514,494	USD	749,000	Bank of America, N.A.	3/8/2018	—	(3,925)
CZK	30,896,575	USD	1,503,219	Goldman Sachs Bank USA	3/8/2018	—	(19,429)
CZK	7,053,768	USD	330,906	Standard Chartered Bank London	3/8/2018	7,847	—
DKK	1,200,000	USD	201,589	Citibank N.A.	4/3/2018	—	(4,473)
DKK	965,000	USD	156,823	HSBC Bank USA	4/3/2018	1,691	—
DKK	35,557,000	USD	5,739,697	JPMorgan Chase Bank N.A.	4/3/2018	101,000	—
DKK	52,026,000	USD	8,098,390	Morgan Stanley Bank, N.A.	4/3/2018	447,555	—
EUR	4,672,000	USD	5,749,680	Bank of America, N.A.	5/15/2018	—	(18,187)
EUR	18,184,500	USD	22,453,857	Goldman Sachs Bank USA	5/15/2018	—	(145,569)
EUR	700,000	USD	880,411	Deutsche Bank AG London	1/24/2019	—	(3,647)
GBP	3,174,000	USD	4,457,275	Citibank N.A.	3/2/2018	—	(87,631)
GBP	1,028,000	USD	1,443,340	Standard Chartered Bank London	3/2/2018	—	(28,093)
HUF	69,912,000	USD	265,751	Goldman Sachs Bank USA	3/5/2018	6,033	—
IDR	5,293,710,000	USD	393,000	Bank of America, N.A.	3/14/2018	—	(9,221)
IDR	10,245,240,000	USD	764,000	Citibank N.A.	3/14/2018	—	(21,249)
IDR	1,501,672,000	USD	109,779	Deutsche Bank AG London	3/14/2018	—	(912)
IDR	4,509,934,000	USD	338,000	HSBC Bank USA	3/14/2018	—	(11,043)
IDR	6,004,680,000	USD	440,000	JPMorgan Chase Bank N.A.	3/14/2018	—	(4,678)
IDR	10,635,271,500	USD	795,000	Morgan Stanley Bank, N.A.	3/14/2018	—	(23,973)
IDR	8,845,604,000	USD	656,616	Deutsche Bank AG London	3/21/2018	—	(15,735)
IDR	7,408,625,500	USD	536,196	HSBC Bank USA	6/20/2018	—	(3,371)
ILS	1,430,321	USD	421,783	Bank of America, N.A.	5/8/2018	—	(9,181)
INR	89,280,000	USD	1,380,761	Citibank N.A.	3/1/2018	—	(10,306)
INR	89,280,000	USD	1,376,686	HSBC Bank USA	3/1/2018	—	(6,231)
INR	103,580,813	USD	1,580,202	Citibank N.A.	3/13/2018	4,325	—
INR	90,916,220	USD	1,426,136	JPMorgan Chase Bank N.A.	3/13/2018	—	(35,346)
INR	47,695,577	USD	747,000	Standard Chartered Bank London	3/13/2018	—	(17,377)
INR	88,272,609	USD	1,354,550	UBS AG	6/20/2018	—	(20,044)
JPY	142,750,035	USD	1,305,000	JPMorgan Chase Bank N.A.	3/13/2018	33,843	—
JPY	54,620,000	USD	500,000	HSBC Bank USA	3/19/2018	12,524	—
JPY	5,142,000,000	USD	47,645,595	Goldman Sachs Bank USA	5/15/2018	793,576	—
KRW	661,250,000	USD	625,000	Bank of America, N.A.	3/14/2018	—	(15,338)
KRW	1,350,555,200	USD	1,277,000	BNP Paribas SA	3/14/2018	—	(31,809)
KRW	107,345,729	USD	101,000	Goldman Sachs Bank USA	3/14/2018	—	(2,029)
KRW	57,299,400	USD	54,000	Nomura Global Financial Products, Inc.	3/14/2018	—	(1,171)
KRW	3,734,314,654	USD	3,355,541	UBS AG	3/14/2018	87,440	—
KRW	855,332,700	USD	753,000	Goldman Sachs Bank USA	4/24/2018	36,195	—
KRW	128,193,000	USD	114,000	BNP Paribas SA	4/27/2018	4,288	—
KRW	923,976,000	USD	820,000	JPMorgan Chase Bank N.A.	4/27/2018	32,585	—
KRW	2,011,805,200	USD	1,861,145	HSBC Bank USA	6/20/2018	—	(2,240)
KRW	3,898,959,783	USD	3,683,476	UBS AG	6/20/2018	—	(80,843)
MXN	67,100,000	USD	3,549,513	BNP Paribas SA	3/1/2018	10,046	—
MXN	32,181,000	USD	1,731,476	BNP Paribas SA	3/21/2018	—	(29,613)
MXN	88,564,763	USD	4,595,873	Citibank N.A.	3/21/2018	87,795	—
MXN	12,900,000	USD	685,287	HSBC Bank USA	3/21/2018	—	(3,082)
MYR	3,658,810	USD	864,865	Goldman Sachs Bank USA	3/14/2018	66,832	—
MYR	3,658,810	USD	931,232	Goldman Sachs Bank USA	6/20/2018	—	(1,374)

The accompanying notes are an integral part of the financial statements.

29

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
NOK	20,695,000	USD	2,638,083	Morgan Stanley Bank, N.A.	5/15/2018	—	($11,080)
PEN	3,784,588	USD	1,163,522	BNP Paribas SA	3/21/2018	—	(5,828)
PEN	2,463,701	USD	764,000	Goldman Sachs Bank USA	3/21/2018	—	(10,361)
PEN	356,620	USD	110,000	JPMorgan Chase Bank N.A.	3/21/2018	—	(911)
SGD	4,144,000	USD	3,125,189	Citibank N.A.	3/14/2018	$3,458	—
SGD	759,201	USD	577,732	Standard Chartered Bank London	6/20/2018	—	(3,366)
THB	27,802,734	USD	838,695	Goldman Sachs Bank USA	3/14/2018	47,259	—
THB	27,802,734	USD	876,837	Standard Chartered Bank London	6/20/2018	12,061	—
TRY	5,737,664	USD	1,462,142	Citibank N.A.	5/22/2018	11,769	—
TRY	3,486,000	USD	898,321	UBS AG	5/22/2018	—	(2,825)
USD	71,346	AUD	90,000	Bank of America, N.A.	5/15/2018	1,431	—
USD	450,308	BRL	1,461,204	Credit Suisse International	3/2/2018	277	—
USD	2,306,000	BRL	7,397,852	Deutsche Bank AG London	3/2/2018	27,565	—
USD	2,193,910	BRL	7,119,018	Goldman Sachs Bank USA	3/2/2018	1,351	—
USD	1,172,381	BRL	3,819,616	JPMorgan Chase Bank N.A.	3/2/2018	—	(4,008)
USD	812,736	BRL	2,637,246	UBS AG	3/2/2018	501	—
USD	162,880	CAD	200,000	JPMorgan Chase Bank N.A.	3/1/2018	7,019	—
USD	3,286,583	CAD	4,061,000	Bank of America, N.A.	3/2/2018	121,799	—
USD	737,553	CAD	925,000	JPMorgan Chase Bank N.A.	3/2/2018	16,690	—
USD	3,058,637	CAD	3,860,000	HSBC Bank USA	4/4/2018	48,499	—
USD	848,411	CNY	5,381,000	Citibank N.A.	3/14/2018	—	(1,246)
USD	2,994,259	CNY	18,916,533	Goldman Sachs Bank USA	3/14/2018	7,347	—
USD	1,610,799	CNY	10,345,519	Goldman Sachs Bank USA	3/21/2018	—	(22,089)
USD	1,530,476	CNY	9,815,125	Standard Chartered Bank London	3/21/2018	—	(18,698)
USD	1,569,556	CZK	32,022,000	HSBC Bank USA	3/8/2018	31,718	—
USD	7,285,619	DKK	45,451,297	Bank of America, N.A.	4/3/2018	—	(180,345)
USD	15,164,606	DKK	101,800,000	BNP Paribas SA	4/3/2018	—	(1,557,364)
USD	1,835,005	DKK	11,542,000	Citibank N.A.	4/3/2018	—	(60,918)
USD	233,709	DKK	1,526,000	Goldman Sachs Bank USA	4/3/2018	—	(16,957)
USD	1,424,859	EUR	1,202,417	BNP Paribas SA	4/30/2018	—	(48,645)
USD	1,789,956	EUR	1,502,927	Goldman Sachs Bank USA	4/30/2018	—	(51,809)
USD	478,733	EUR	400,000	JPMorgan Chase Bank N.A.	4/30/2018	—	(11,448)
USD	3,186,836	EUR	2,705,245	UBS AG	4/30/2018	—	(128,312)
USD	182,877	GBP	130,000	BNP Paribas SA	3/2/2018	3,906	—
USD	1,598,067	GBP	1,136,000	Citibank N.A.	3/2/2018	34,136	—
USD	4,146,008	GBP	2,936,000	Deutsche Bank AG London	3/2/2018	104,018	—
USD	4,463,947	GBP	3,174,000	Citibank N.A.	4/4/2018	87,388	—
USD	540,381	IDR	7,408,625,500	HSBC Bank USA	3/14/2018	3,277	—
USD	864,000	IDR	11,735,712,000	JPMorgan Chase Bank N.A.	3/14/2018	13,194	—
USD	1,402,000	IDR	19,046,170,000	Standard Chartered Bank London	3/14/2018	21,207	—
USD	1,376,686	INR	89,280,000	Citibank N.A.	3/1/2018	6,231	—
USD	1,395,000	INR	89,280,000	HSBC Bank USA	3/1/2018	24,545	—
USD	2,405,000	INR	153,920,000	Standard Chartered Bank London	3/13/2018	50,410	—
USD	1,370,267	INR	88,272,609	UBS AG	3/13/2018	19,918	—
USD	1,362,689	INR	89,280,000	Citibank N.A.	6/20/2018	12,954	—
USD	179,075	JPY	20,000,000	Citibank N.A.	3/5/2018	—	(8,404)
USD	89,562	JPY	10,000,000	Morgan Stanley Bank, N.A.	3/5/2018	—	(4,178)
USD	660,000	JPY	71,049,000	Goldman Sachs Bank USA	3/13/2018	—	(6,364)
USD	438,000	JPY	46,727,925	HSBC Bank USA	3/19/2018	—	(469)
USD	2,170,671	JPY	230,000,000	Morgan Stanley Bank, N.A.	5/21/2018	3,165	—
USD	1,857,108	KRW	2,011,805,200	HSBC Bank USA	3/14/2018	2,254	—
USD	3,674,278	KRW	3,898,959,783	UBS AG	3/14/2018	79,496	—
USD	753,000	KRW	854,504,400	Morgan Stanley Bank, N.A.	4/24/2018	—	(35,430)
USD	934,000	KRW	1,049,816,000	JPMorgan Chase Bank N.A.	4/27/2018	—	(34,702)
USD	3,208,730	MXN	67,100,000	BNP Paribas SA	3/1/2018	—	(350,829)
USD	1,562,696	MXN	29,314,000	HSBC Bank USA	3/21/2018	12,452	—
USD	932,181	MYR	3,658,810	Goldman Sachs Bank USA	3/14/2018	485	—
USD	878,094	NZD	1,198,000	Citibank N.A.	3/2/2018	14,097	—
USD	359,000	PEN	1,186,136	Bank of America, N.A.	3/21/2018	—	(3,835)
USD	1,588,000	PEN	5,119,705	BNP Paribas SA	3/21/2018	21,898	—
USD	338,000	PEN	1,089,471	Deutsche Bank AG London	3/21/2018	4,734	—
USD	360,000	PEN	1,160,589	HSBC Bank USA	3/21/2018	4,979	—
USD	340,715	PLN	1,143,982	Bank of America, N.A.	4/3/2018	6,276	—
USD	12,944,811	SEK	103,855,394	Goldman Sachs Bank USA	5/29/2018	329,152	—
USD	2,488,439	SGD	3,384,799	Bank of America, N.A.	3/14/2018	—	(67,024)
USD	576,416	SGD	759,201	Standard Chartered Bank London	3/14/2018	3,233	—

The accompanying notes are an integral part of the financial statements.

30

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	874,492	THB	27,802,734	Standard Chartered Bank London	3/14/2018	—	($11,461)
						$3,113,305	($3,486,526)

WRITTEN OPTIONS

Foreign currency options

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Calls
Australian Dollar versus Canadian Dollar	Goldman Sachs Bank USA	AUD	1.02	Jun 2018	1,400,000	$8,229	$(6,012)
Australian Dollar versus Canadian Dollar	JPMorgan Chase Bank	AUD	1.02	Jun 2018	1,644,000	7,205	(7,060)
Australian Dollar versus U.S. Dollar	Credit Suisse International	AUD	0.80	Aug 2018	538,200	10,308	(5,590)
Australian Dollar versus U.S. Dollar	Morgan Stanley Bank, N.A.	AUD	0.80	Aug 2018	662,800	12,788	(6,884)
Australian Dollar versus U.S. Dollar	HSBC Bank USA	AUD	0.82	Dec 2018	3,200,000	41,651	(24,283)
Euro versus U.S. Dollar	Deutsche Bank AG	EUR	1.33	Jan 2019	1,400,000	19,462	(16,274)
Euro versus U.S. Dollar	Deutsche Bank AG	EUR	1.36	Feb 2019	2,491,000	36,168	(22,622)
Euro versus U.S. Dollar	HSBC Bank USA	EUR	1.36	Feb 2019	349,000	5,067	(3,170)
						$140,878	$(91,895)
Puts
Australian Dollar versus Canadian Dollar	Goldman Sachs Bank USA	AUD	0.96	Jun 2018	1,400,000	7,736	(5,095)
Australian Dollar versus Canadian Dollar	JPMorgan Chase Bank	AUD	0.96	Jun 2018	1,644,000	8,459	(5,984)
Australian Dollar versus U.S. Dollar	Credit Suisse International	AUD	0.80	Aug 2018	538,200	11,635	(15,479)
Australian Dollar versus U.S. Dollar	Morgan Stanley Bank, N.A.	AUD	0.80	Aug 2018	662,800	14,140	(19,063)
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.29	May 2018	2,340,000	23,787	(4,517)
Canadian Dollar versus Japanese Yen	Goldman Sachs Bank USA	CAD	76.70	Jun 2018	2,400,000	31,547	(7,466)
U.S. Dollar versus Canadian Dollar	The Royal Bank of Scotland PLC	USD	1.24	Mar 2018	1,400,000	4,928	(69)
U.S. Dollar versus Canadian Dollar	Deutsche Bank AG	USD	1.23	Apr 2018	1,500,000	6,990	(752)
U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	USD	107.00	Mar 2018	1,500,000	5,610	(11,340)
U.S. Dollar versus Korean Won	Goldman Sachs Bank USA	USD	1,075.00	Apr 2018	2,185,000	40,707	(20,681)
U.S. Dollar versus Korean Won	BNP Paribas SA	USD	1,075.00	Apr 2018	339,000	7,170	(3,389)
U.S. Dollar versus Korean Won	JPMorgan Chase Bank	USD	1,075.00	Apr 2018	2,440,000	49,996	(24,395)
						$212,705	$(118,230)
						$353,583	$(210,125)

*	For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Calls
5-Year Credit Default Swap	Barclays Bank PLC Wholesale	ITRAXX.O.EU28	Buy	0.475%	Apr 2018	EUR	9,400,000	$7,821	$(6,889)
								$7,821	$(6,889)
Puts
5-Year Credit Default Swap	Barclays Bank PLC Wholesale	ITRAXX.O.EU28	Sell	0.700%	Apr 2018	EUR	9,400,000	10,718	(8,948)
								$10,718	$(8,948)
								$18,539	$(15,837)

*	For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final
			Index/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	—
							$21,930	—

*	For this type of option, notional amounts are equivalent to number of contracts.

The accompanying notes are an integral part of the financial statements.

31

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Goldman Sachs Bank	6,580,600,000	KRW	Fixed 2.010%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Jul 2027	—	$211,667	$211,667
								—	$211,667	$211,667
Centrally cleared	2,090,000,000	JPY	JPY LIBOR BBA	Fixed 0.150%	Semi-Annual	Semi-Annual	Mar 2018	$(734)	15,201	14,467
Centrally cleared	37,000,000	USD	Fixed 1.723%	USD Federal Funds H.15 OIS COMPOUND	At Maturity	At Maturity	Sep 2018	—	15,100	15,100
Centrally cleared	37,000,000	USD	USD LIBOR BBA	Fixed 1.945%	Quarterly	Quarterly	Sep 2018	—	(30,673)	(30,673)
Centrally cleared	170,000,000	USD	USD LIBOR BBA	Fixed 1.750%	At Maturity	Quarterly	Apr 2019	(139,882)	(499,278)	(639,160)
Centrally cleared	54,800,000	USD	Fixed 1.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2019	222,505	622,537	845,042
Centrally cleared	12,400,000	NZD	NZD BBR FRA	Fixed 2.500%	Semi-Annual	Quarterly	Jul 2019	(95,553)	127,523	31,970
Centrally cleared	34,700,000	CAD	CAD BA CDOR	Fixed 1.400%	Semi-Annual	Semi-Annual	Sep 2019	(41,145)	(238,312)	(279,457)
Centrally cleared	15,600,000	GBP	GBP LIBOR BBA	Fixed 1.000%	At Maturity	Quarterly	Sep 2019	24,927	(36,239)	(11,312)
Centrally cleared	13,300,000	GBP	GBP LIBOR BBA	Fixed 1.250%	At Maturity	Quarterly	Dec 2019	17,027	3,563	20,590
Centrally cleared	32,200,000	NZD	NZD BBR FRA	Fixed 2.500%	Semi-Annual	Quarterly	Feb 2020	37,328	(5,050)	32,278
Centrally cleared	10,000,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Mar 2020	22,361	3,985	26,346
Centrally cleared	5,500,000	GBP	GBP LIBOR BBA	Fixed 0.750%	Semi-Annual	Semi-Annual	Mar 2020	10,066	(56,768)	(46,702)
Centrally cleared	170,000,000	USD	Fixed 2.000%	USD LIBOR BBA	At Maturity	Quarterly	Apr 2020	95,690	605,577	701,267
Centrally cleared	15,600,000	GBP	Fixed 1.000%	GBP LIBOR BBA	At Maturity	Quarterly	Sep 2020	11,808	58,639	70,447
Centrally cleared	1,900,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2020	4,727	26,280	31,007
Centrally cleared	13,300,000	GBP	Fixed 1.500%	GBP LIBOR BBA	At Maturity	Quarterly	Dec 2020	(18,494)	(2,290)	(20,784)
Centrally cleared	44,700,000	BRL	BRL CDI	Fixed 8.860%	At Maturity	At Maturity	Jan 2021	13,008	155,566	168,574
Centrally cleared	1,350,000,000	JPY	Fixed 0.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2021	(74,054)	(138,232)	(212,286)
Centrally cleared	5,900,000	USD	1 Month LIBOR + 0.084%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	7,416	7,416
Centrally cleared	4,200,000	USD	1 Month LIBOR + 0.070%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	7,800	7,800
Centrally cleared	21,600,000	USD	1 Month LIBOR + 0.085%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	(1,394)	29,619	28,225
Centrally cleared	16,700,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	(74,672)	7,280	(67,392)
Centrally cleared	17,700,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Mar 2023	233,245	(205,669)	27,576
Centrally cleared	3,500,000	GBP	Fixed 1.000%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2023	(31,951)	120,463	88,512
Centrally cleared	1,300,000	USD	USD LIBOR BBA	Fixed 2.000%	Semi-Annual	Quarterly	Jan 2028	(50,008)	—	(50,008)
Centrally cleared	84,400,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	16,483	(22,512)	(6,029)
Centrally cleared	31,400,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	(548,103)	2,288,726	1,740,623
Centrally cleared	300,000	USD	USD LIBOR BBA	Fixed 1.500%	Semi-Annual	Quarterly	Jun 2027	(18,507)	(16,271)	(34,778)
Centrally cleared	7,500,000	CAD	Fixed 1.850%	CAD BA CDOR	Semi-Annual	Semi-Annual	Sep 2027	158,959	193,283	352,242
Centrally cleared	120,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(4,789)	4,863	74
Centrally cleared	6,000,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2027	(216,064)	14,526	(201,538)
Centrally cleared	40,000,000	JPY	Fixed 0.354%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jan 2028	410	(1,433)	(1,023)
Centrally cleared	60,000,000	JPY	Fixed 0.351%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Feb 2028	—	296	296
Centrally cleared	130,000,000	JPY	Fixed 0.301%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Feb 2028	8,172	(4,463)	3,709
Centrally cleared	140,000,000	JPY	Fixed 0.354%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Feb 2028	150	(2,909)	(2,759)
Centrally cleared	370,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	25,451	(11,934)	13,517
Centrally cleared	300,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Aug 2028	(31,279)	35,064	3,785
Centrally cleared	17,800,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Mar 2028	(27,494)	(179,562)	(207,056)
Centrally cleared	70,000,000	JPY	Fixed 0.380%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	1,141	(2,516)	(1,375)
Centrally cleared	80,000,000	JPY	Fixed 0.400%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	(76)	(2,915)	(2,991)
Centrally cleared	4,800,000	USD	USD LIBOR BBA	Fixed 2.250%	Semi-Annual	Quarterly	Jun 2028	(313,937)	20,063	(293,874)
Centrally cleared	360,000,000	JPY	JPY LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2033	44,111	441,294	485,405
Centrally cleared	12,700,000	USD	Fixed 2.098%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2041	40,649	296,277	336,926
Centrally cleared	4,700,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(158,748)	382,170	223,422
Centrally cleared	1,700,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Mar 2048	31,196	26,144	57,340
Centrally cleared	1,300,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(96,137)	56,057	(40,080)
Centrally cleared	7,650,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Mar 2048	(100,629)	358,659	258,030
Centrally cleared	180,000,000	JPY	Fixed 1.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(36,443)	(3,777)	(40,220)
Centrally cleared	800,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Jun 2048	46,746	(15,287)	31,459
Centrally cleared	3,500,000	USD	Fixed 2.955%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	50,926	50,926
Centrally cleared	200,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	3,009	3,009
								$(1,013,933)	$4,501,816	$3,487,883
								$(1,013,933)	$4,713,483	$3,699,550

The accompanying notes are an integral part of the financial statements.

32

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Bank of America	Government of Japan	100,000	USD	$100,000	1.000%	Quarterly	Jun 2022	$(3,014)	$(594)	$(3,608)
Barclays Captial	Government of Japan	900,000	USD	900,000	1.000%	Quarterly	Jun 2022	(27,403)	(5,068)	(32,471)
BNP Paribas SA	Credit Suisse Group, Ltd.	2,400,000	EUR	2,607,721	1.000%	Quarterly	Jun 2022	33,253	(82,149)	(48,896)
BNP Paribas SA	Government of Japan	1,800,000	USD	1,800,000	1.000%	Quarterly	Jun 2022	(55,234)	(9,709)	(64,943)
Citibank N.A.	Government of Japan	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	(6,053)	(1,163)	(7,216)
Goldman Sachs International	Government of Japan	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2022	(33,525)	(6,162)	(39,687)
				$6,707,721				$(91,976)	$(104,845)	$(196,821)
Centrally cleared	Ally Financial, Inc.	1,000,000	USD	1,000,000	5.000%	Quarterly	Jun 2018	(11,160)	(13,629)	(24,789)
Centrally cleared	Pfizer, Inc.	800,000	USD	800,000	1.000%	Quarterly	Dec 2020	(15,992)	(4,466)	(20,458)
Centrally cleared	Altria Group, Inc.	1,100,000	USD	1,100,000	1.000%	Quarterly	Dec 2020	(21,874)	(5,870)	(27,744)
Centrally cleared	UnitedHealth Group, Inc.	500,000	USD	500,000	1.000%	Quarterly	Dec 2020	(9,449)	(2,931)	(12,380)
Centrally cleared	Reynolds American, Inc.	1,400,000	USD	1,400,000	1.000%	Quarterly	Dec 2020	(28,623)	(7,013)	(35,636)
Centrally cleared	Koninklijke DSM NV	700,000	EUR	751,215	1.000%	Quarterly	Dec 2020	(15,038)	(7,499)	(22,537)
Centrally cleared	Bayer AG	500,000	EUR	532,970	1.000%	Quarterly	Dec 2020	(7,564)	(7,665)	(15,229)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(2,500)	(2,395)	(4,895)
Centrally cleared	Fortum OYJ	100,000	EUR	106,255	1.000%	Quarterly	Dec 2020	(1,212)	(1,678)	(2,890)
Centrally cleared	Telia Company AB	300,000	EUR	318,225	1.000%	Quarterly	Dec 2020	(4,945)	(3,827)	(8,772)
Centrally cleared	BASF SE	400,000	EUR	425,980	1.000%	Quarterly	Dec 2020	(7,800)	(5,065)	(12,865)
Centrally cleared	iTraxx Europe Series 28 Version 1	16,800,000	EUR	19,988,109	1.000%	Quarterly	Dec 2022	(417,766)	(85,862)	(503,628)
Centrally cleared	CDX.NA.HY.29	1,000,000	USD	1,000,000	5.000%	Quarterly	Dec 2022	(69,753)	(7,608)	(77,361)
				$28,139,704				$(613,676)	$(155,508)	$(769,184)
				$34,847,425				$(705,652)	$(260,353)	$(966,005)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Citibank N.A.	Shire PLC (A)	1.079%	200,000	EUR	$212,750	1.000%	Quarterly	Dec 2021	$(5,627)	$5,386	$(241)
Credit Suisse	Federative Republic of Brazil	1.208%	200,000	USD	200,000	1.000%	Quarterly	Dec 2021	(9,762)	8,661	(1,101)
Goldman Sachs International	Federative Republic of Brazil	1.402%	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	(9,876)	7,049	(2,827)
Goldman Sachs International	Federative Republic of Brazil	1.555%	300,000	USD	300,000	1.000%	Quarterly	Dec 2022	(13,287)	6,533	(6,754)
Goldman Sachs International	Government of Mexico	1.051%	200,000	USD	200,000	1.000%	Quarterly	Dec 2022	(1,096)	1,036	(60)
HSBC Bank	Federative Republic of Brazil	0.291%	1,200,000	USD	1,200,000	1.000%	Quarterly	Mar 2018	322	2,515	2,837
HSBC Bank	Federative Republic of Brazil	1.208%	500,000	USD	500,000	1.000%	Quarterly	Dec 2021	(25,230)	22,478	(2,752)
HSBC Bank	Federative Republic of Brazil	1.555%	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	(4,508)	2,257	(2,251)
HSBC Bank	Government of Mexico	1.051%	700,000	USD	700,000	1.000%	Quarterly	Dec 2022	(4,178)	3,968	(210)
JPMorgan Chase Bank	A.P. Moller - Maersk A/S	0.989%	700,000	EUR	826,035	1.000%	Quarterly	Jun 2022	(3,444)	5,510	2,066
					$4,438,785				$(76,686)	$65,393	$(11,293)
Centrally cleared	Exelon Generation Company LLC	0.815%	1,200,000	USD	1,200,000	1.000%	Quarterly	Jun 2022	(27,195)	38,530	11,335
Centrally cleared	Ryder System, Inc.	0.410%	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	3,265	1,946	5,211
Centrally cleared	Telecom Italian SpA	1.573%	300,000	EUR	336,425	1.000%	Quarterly	Jun 2024	(20,358)	8,529	(11,829)
Centrally cleared	Royal Dutch Shell PLC	0.658%	400,000	EUR	422,140	1.000%	Quarterly	Dec 2026	(10,223)	25,293	15,070
					$2,158,565				$(54,511)	$74,298	$19,787
					$6,597,350				$(131,197)	$139,691	$8,494
(A) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

33

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Currency swaps

						Notional	Notional	Unamortized
						amount of	amount of	upfront	Unrealized
			Payment	Maturity		currency	currency	payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date		received	delivered	paid	(depreciation)	Value
BNP Paribas SA	Floating rate equal to 3 Month AUD BBSW plus 0.362% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Sep 2027	AUD	1,700,000	1,347,590	$6,120	$(31,605)	$(25,485)
BNP Paribas SA	Floating rate equal to 3 Month AUD BBSW plus 0.368% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Oct 2027	AUD	1,000,000	787,700	(2,500)	(7,326)	(9,826)
Deutsche Bank AG	Floating rate equal to 3 Month GBP LIBOR less 0.055% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Oct 2026	GBP	800,000	976,000	3,639	115,157	118,796
Morgan Stanley Capital Services LLC	Floating rate equal to 3 Month AUD BBSW plus 0.368% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Oct 2027	AUD	280,000	218,988	896	(2,080)	(1,184)
Royal Bank of Scotland	Floating rate equal to 3 Month GBP LIBOR less 0.055% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Oct 2026	GBP	1,100,000	1,342,220	32,285	130,839	163,124
								$40,440	$204,985	$245,425

Volatility swaps

									Unamortized
									upfront
								Volatility	payment	Unrealized
	Reference		Notional	USD notional	Pay/receive	Payment	Maturity	strike	paid	appreciation
Counterparty (OTC)	entity	Currency	amount	amount	variance	frequency	date	rate	(received)	(depreciation)	Value
Deutsche Bank AG	USD versus CHF	CHF	4,000	$4,033	Pay	At Maturity	Jun 2019	9.000%	—	$(4,234)	$(4,234)
Deutsche Bank AG	EUR versus CHF	CHF	4,000	4,033	Receive	At Maturity	Jun 2019	6.800%	—	3,626	3,626
Deutsche Bank AG	EUR versus CHF	CHF	5,000	5,073	Receive	At Maturity	Jun 2019	6.750%	—	4,167	4,167
Deutsche Bank AG	USD versus CHF	CHF	5,000	5,073	Pay	At Maturity	Jun 2019	9.000%	—	(5,234)	(5,234)
				$18,212					—	$(1,675)	$(1,675)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

The accompanying notes are an integral part of the financial statements.

34

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

High Yield Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.7%
Argentina – 0.9%
Provincia de Buenos Aires
7.875%, 06/15/2027		$1,370,000	$1,422,523
Republic of Argentina
4.625%, 01/11/2023		500,000	479,505
5.625%, 01/26/2022		490,000	499,065
6.875%, 01/26/2027		670,000	680,727
7.500%, 04/22/2026		450,000	480,600
7.625%, 04/22/2046		250,000	248,000
			3,810,420
Brazil – 0.4%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	239,000	77,727
10.000%, 01/01/2023		5,202,000	1,685,324
10.000%, 01/01/2027		206,000	66,115
			1,829,166
Ecuador – 0.2%
Republic of Ecuador
7.875%, 01/23/2028 (A)		$880,000	880,000
Indonesia – 0.0%
Republic of Indonesia
8.375%, 03/15/2034	IDR	543,000,000	42,852
Mexico – 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	17,886,000	912,136
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,958,083)			$7,474,574
CORPORATE BONDS – 87.4%
Consumer discretionary – 18.8%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)		$960,000	936,000
Altice Financing SA
6.625%, 02/15/2023 (A)		1,000,000	998,750
7.500%, 05/15/2026 (A)		810,000	816,075
AMC Entertainment Holdings, Inc.
6.125%, 05/15/2027 (B)		840,000	814,800
Bossier Casino Venture Holdco, Inc.
(0.000% Cash or 14.000% PIK)
14.000%, 02/09/2023 (A)(C)		2,514,321	2,514,321
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Brinker International, Inc.
5.000%, 10/01/2024 (A)		$790,000	$779,138
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (A)		1,060,000	1,105,050
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		2,210,000	2,309,450
CCO Holdings LLC
5.125%, 05/01/2027 (A)		680,000	653,650
5.750%, 02/15/2026 (A)		885,000	897,169
Century Communities, Inc.
5.875%, 07/15/2025		2,040,000	2,024,700
Charter Communications Operating LLC
4.908%, 07/23/2025		4,350,000	4,479,645
6.484%, 10/23/2045		1,030,000	1,160,305
CSC Holdings LLC
6.625%, 10/15/2025 (A)		1,430,000	1,501,500
10.125%, 01/15/2023 (A)		570,000	635,607
10.875%, 10/15/2025 (A)		1,008,000	1,189,440
Delphi Technologies PLC
5.000%, 10/01/2025 (A)		730,000	723,832
DISH DBS Corp.
5.875%, 11/15/2024		1,040,000	972,400
7.750%, 07/01/2026 (B)		6,080,000	5,988,800
Downstream Development Authority of The Quapaw Tribe of Oklahoma
10.500%, 02/15/2023 (A)		1,130,000	1,159,380
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)		750,000	748,125
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (A)(D)		2,983,778	298
General Motors Company
6.600%, 04/01/2036		300,000	348,702
6.750%, 04/01/2046		130,000	153,559
GLP Capital LP
5.375%, 04/15/2026		1,420,000	1,467,925
Golden Nugget, Inc.
8.750%, 10/01/2025 (A)		1,470,000	1,547,175
Guitar Center, Inc.
6.500%, 04/15/2019 (A)		10,000	9,875
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)		970,000	960,300

The accompanying notes are an integral part of the financial statements.

35

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hanesbrands, Inc. (continued)
4.875%, 05/15/2026 (A)		$380,000	$373,350
Hilton Worldwide Finance LLC
4.625%, 04/01/2025		240,000	240,900
4.875%, 04/01/2027		1,080,000	1,080,000
IHO Verwaltungs GmbH (4.125% Cash or 4.875% PIK) 4.125%,
09/15/2021 (A)		290,000	289,275
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750%,
09/15/2026 (A)		660,000	636,900
International Game Technology PLC
6.500%, 02/15/2025 (A)		700,000	750,750
Lennar Corp.
4.500%, 04/30/2024		600,000	595,500
4.750%, 11/29/2027 (A)		1,470,000	1,422,225
Levi Strauss & Company
5.000%, 05/01/2025		1,260,000	1,288,375
Lions Gate Entertainment Corp.
5.875%, 11/01/2024 (A)		2,020,000	2,110,092
Marston’s Issuer PLC (5.641% to 7-15-19, then 3 month GBP LIBOR + 2.550%) 07/15/2035	GBP	380,000	478,654
Meredith Corp.
6.875%, 02/01/2026 (A)		$960,000	990,000
MGM Growth Properties Operating Partnership LP
4.500%, 09/01/2026		740,000	704,850
MGM Resorts International
4.625%, 09/01/2026		1,380,000	1,348,936
7.750%, 03/15/2022		180,000	200,700
Monitronics International, Inc.
9.125%, 04/01/2020		823,000	716,010
Murphy Oil USA, Inc.
5.625%, 05/01/2027		980,000	999,600
NCL Corp., Ltd.
4.750%, 12/15/2021 (A)		1,560,000	1,593,150
Netflix, Inc.
5.875%, 02/15/2025		1,020,000	1,077,742
New Red Finance, Inc.
4.250%, 05/15/2024 (A)		1,070,000	1,021,850
5.000%, 10/15/2025 (A)		840,000	818,475
PetSmart, Inc.
8.875%, 06/01/2025 (A)		1,020,000	650,250
Scientific Games International, Inc.
5.000%, 10/15/2025 (A)		720,000	711,900
10.000%, 12/01/2022		3,870,000	4,197,015
Service Corp. International
4.625%, 12/15/2027		1,970,000	1,925,675
5.375%, 05/15/2024		810,000	835,232
Silversea Cruise Finance, Ltd.
7.250%, 02/01/2025 (A)		1,192,000	1,272,460
Speedway Motorsports, Inc.
5.125%, 02/01/2023		1,310,000	1,310,000
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)		1,080,000	1,015,200
Taylor Morrison Communities, Inc.
5.875%, 04/15/2023 (A)		970,000	1,009,091
The EW Scripps Company
5.125%, 05/15/2025 (A)		690,000	662,400
The ServiceMaster Company LLC
5.125%, 11/15/2024 (A)		1,330,000	1,310,050
Time Warner Cable LLC
7.300%, 07/01/2038		1,050,000	1,259,135
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)		$2,410,000	$2,349,750
Virgin Media Finance PLC
6.375%, 04/15/2023 (A)		1,640,000	1,681,000
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (A)		2,610,000	2,583,639
VOC Escrow, Ltd.
5.000%, 02/15/2028 (A)		920,000	894,700
Weekley Homes LLC
6.625%, 08/15/2025 (A)		1,480,000	1,479,556
Weight Watchers International, Inc.
8.625%, 12/01/2025 (A)		960,000	1,040,400
William Lyon Homes, Inc.
5.875%, 01/31/2025		820,000	817,950
ZF North America Capital, Inc.
4.500%, 04/29/2022 (A)		164,000	168,100
4.750%, 04/29/2025 (A)		1,110,000	1,141,913
			83,948,721
Consumer staples – 3.3%
Alliance One International, Inc.
8.500%, 04/15/2021 (A)		560,000	582,400
9.875%, 07/15/2021		660,000	638,880
Beverages & More, Inc.
11.500%, 06/15/2022 (A)		1,200,000	1,119,000
Carolina Beverage Group LLC
10.625%, 08/01/2018 (A)		1,160,000	1,164,350
Central Garden & Pet Company
5.125%, 02/01/2028		640,000	623,200
6.125%, 11/15/2023		500,000	521,875
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	387,000	580,733
7.500%, 07/08/2026		720,000	1,219,205
Cott Holdings, Inc.
5.500%, 04/01/2025 (A)		$1,210,000	1,205,281
Kraft Heinz Foods Company
7.125%, 08/01/2039 (A)		1,170,000	1,474,432
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (A)		520,000	522,600
4.875%, 11/01/2026 (A)		1,760,000	1,760,000
Sally Holdings LLC
5.625%, 12/01/2025 (B)		1,140,000	1,145,700
Spectrum Brands, Inc.
5.750%, 07/15/2025		1,420,000	1,462,600
6.125%, 12/15/2024		770,000	806,575
			14,826,831
Energy – 14.1%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)		1,340,000	1,373,500
Calumet Specialty Products Partners LP
11.500%, 01/15/2021 (A)		1,380,000	1,549,050
Carrizo Oil & Gas, Inc.
8.250%, 07/15/2025		1,710,000	1,825,425
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025		1,540,000	1,628,550
Chesapeake Energy Corp.
5.375%, 06/15/2021		460,000	448,500
5.750%, 03/15/2023		990,000	905,850
8.000%, 01/15/2025 (A)		650,000	641,875
Continental Resources, Inc.
4.900%, 06/01/2044		640,000	613,600
Covey Park Energy LLC
7.500%, 05/15/2025 (A)		1,510,000	1,532,650
DCP Midstream Operating LP
6.750%, 09/15/2037 (A)		1,000,000	1,115,000

The accompanying notes are an integral part of the financial statements.

36

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Diamondback Energy, Inc.
5.375%, 05/31/2025 (A)		$1,210,000	$1,210,000
Endeavor Energy Resources LP
5.500%, 01/30/2026 (A)		370,000	367,225
5.750%, 01/30/2028 (A)		590,000	590,000
EP Energy LLC
6.375%, 06/15/2023		1,540,000	831,600
7.750%, 09/01/2022		420,000	268,800
8.000%, 02/15/2025 (A)		1,320,000	907,500
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (A)		1,460,000	1,430,800
7.375%, 05/15/2024 (A)		1,080,000	1,139,400
Genesis Energy LP
5.625%, 06/15/2024		1,760,000	1,689,600
Gulfport Energy Corp.
6.375%, 05/15/2025		900,000	887,625
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (A)		1,260,000	1,228,500
9.875%, 04/01/2022 (A)		450,000	473,625
MEG Energy Corp.
6.375%, 01/30/2023 (A)		960,000	823,200
7.000%, 03/31/2024 (A)		3,440,000	2,932,600
Murray Energy Corp.
11.250%, 04/15/2021 (A)		1,420,000	624,800
NGL Energy Partners LP
5.125%, 07/15/2019		540,000	541,350
7.500%, 11/01/2023		2,620,000	2,633,100
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)		700,000	698,250
4.875%, 08/15/2027 (A)		1,020,000	1,028,925
7.768%, 12/15/2037 (A)		480,000	588,000
Petrobras Global Finance BV
6.850%, 06/05/2115		920,000	867,100
7.375%, 01/17/2027		480,000	519,360
Precision Drilling Corp.
7.125%, 01/15/2026 (A)		1,280,000	1,291,200
Pride International, Inc.
7.875%, 08/15/2040		360,000	313,200
QEP Resources, Inc.
5.250%, 05/01/2023		470,000	466,475
5.625%, 03/01/2026		1,110,000	1,091,963
Range Resources Corp.
4.875%, 05/15/2025		200,000	191,625
5.000%, 03/15/2023		1,300,000	1,270,750
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)		3,030,000	3,552,675
RSP Permian, Inc.
5.250%, 01/15/2025		1,820,000	1,833,650
6.625%, 10/01/2022		1,080,000	1,125,900
Sanchez Energy Corp.
6.125%, 01/15/2023 (B)		430,000	322,500
7.250%, 02/15/2023 (A)		990,000	1,001,435
7.750%, 06/15/2021		570,000	544,350
SemGroup Corp.
5.625%, 11/15/2023		1,560,000	1,509,300
Shelf Drilling Holdings, Ltd.
8.250%, 02/15/2025 (A)		1,000,000	1,007,500
Summit Midstream Holdings LLC
5.500%, 08/15/2022		250,000	252,188
Targa Resources Partners LP
4.250%, 11/15/2023		2,360,000	2,301,000
5.125%, 02/01/2025		110,000	109,588
5.250%, 05/01/2023		900,000	912,942
5.375%, 02/01/2027		100,000	100,000
CORPORATE BONDS (continued)
Energy (continued)
Teine Energy, Ltd.
6.875%, 09/30/2022 (A)		$1,370,000	$1,397,400
The Williams Companies, Inc.
3.700%, 01/15/2023		600,000	582,750
4.550%, 06/24/2024		510,000	513,825
7.500%, 01/15/2031		1,840,000	2,226,400
Transocean, Inc.
6.800%, 03/15/2038 (B)		770,000	619,850
7.500%, 01/15/2026 (A)		350,000	352,625
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (A)		1,870,000	1,806,888
WPX Energy, Inc.
5.250%, 09/15/2024		500,000	500,000
6.000%, 01/15/2022		210,000	217,875
8.250%, 08/01/2023		1,570,000	1,778,025
			63,109,239
Financials – 8.6%
Ally Financial, Inc.
3.500%, 01/27/2019		550,000	551,953
8.000%, 11/01/2031		480,000	595,200
American Greetings Corp.
7.875%, 02/15/2025 (A)		1,300,000	1,329,250
ASP AMC Merger Sub, Inc.
8.000%, 05/15/2025 (A)		1,250,000	1,187,500
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (A)(E)		200,000	208,302
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) 10/23/2024 (E)		570,000	624,977
Barclays Bank PLC
7.625%, 11/21/2022		200,000	222,625
Barclays PLC
4.836%, 05/09/2028		200,000	196,995
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (E)	EUR	980,000	1,370,732
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(E)		$550,000	613,030
Centennial Resource Production LLC
5.375%, 01/15/2026 (A)		730,000	728,175
CIT Group, Inc.
5.000%, 08/01/2023		1,550,000	1,596,500
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (E)		920,000	956,340
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (E)		2,090,000	2,200,143
Cooperatieve Rabobank UA
5.250%, 08/04/2045		330,000	364,371
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(E)		1,000,000	1,170,000
DAE Funding LLC
4.500%, 08/01/2022 (A)		1,298,000	1,259,060
5.000%, 08/01/2024 (A)		1,330,000	1,300,075
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024		1,240,000	1,305,100
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (A)		825,000	836,344
FirstCash, Inc.
5.375%, 06/01/2024 (A)		1,040,000	1,072,500

The accompanying notes are an integral part of the financial statements.

37

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Galaxy Bidco, Ltd.
6.375%, 11/15/2020	GBP	1,070,000	$1,470,343
Genworth Holdings, Inc.
4.900%, 08/15/2023		$750,000	645,000
7.700%, 06/15/2020		1,300,000	1,296,750
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) 03/30/2025 (E)		1,430,000	1,506,863
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) 09/17/2024 (E)		680,000	713,041
Navient Corp.
5.875%, 10/25/2024		1,030,000	1,019,700
6.500%, 06/15/2022		640,000	667,200
6.625%, 07/26/2021		720,000	752,400
6.750%, 06/25/2025		1,200,000	1,231,860
8.000%, 03/25/2020		1,000,000	1,071,250
Quicken Loans, Inc.
5.250%, 01/15/2028 (A)		2,930,000	2,827,450
5.750%, 05/01/2025 (A)		1,580,000	1,591,850
Radian Group, Inc.
4.500%, 10/01/2024		390,000	389,142
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%)
08/15/2021 (E)		870,000	961,350
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	961,038
TMX Finance LLC
8.500%, 09/15/2018 (A)		1,760,000	1,680,800
			38,475,209
Health care – 8.2%
Air Medical Group Holdings, Inc.
6.375%, 05/15/2023 (A)		530,000	503,500
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (A)		1,950,000	1,923,188
BioScrip, Inc.
8.875%, 02/15/2021 (B)		1,601,000	1,492,933
Centene Corp.
4.750%, 01/15/2025		1,440,000	1,431,900
6.125%, 02/15/2024		330,000	346,500
Community Health Systems, Inc.
6.250%, 03/31/2023		580,000	527,800
8.000%, 11/15/2019 (B)		540,000	504,900
DaVita, Inc.
5.000%, 05/01/2025		1,120,000	1,097,600
DJO Finco, Inc.
8.125%, 06/15/2021 (A)		2,000,000	1,940,000
Endo Finance LLC
7.250%, 01/15/2022 (A)		1,145,000	964,663
HCA, Inc.
4.500%, 02/15/2027		1,440,000	1,405,800
5.000%, 03/15/2024		120,000	122,250
5.250%, 06/15/2026		600,000	615,000
5.375%, 02/01/2025		1,800,000	1,829,826
5.500%, 06/15/2047		2,790,000	2,755,125
7.500%, 02/15/2022		440,000	486,750
Hologic, Inc.
4.375%, 10/15/2025 (A)		790,000	771,238
Immucor, Inc.
11.125%, 02/15/2022 (A)		230,000	238,625
Jaguar Holding Company II
6.375%, 08/01/2023 (A)		1,104,000	1,109,520
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (A)		900,000	947,250
CORPORATE BONDS (continued)
Health care (continued)
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)		$790,000	$804,319
Synlab Unsecured Bondco PLC
8.250%, 07/01/2023	EUR	780,000	1,019,249
Tenet Healthcare Corp.
4.375%, 10/01/2021		$390,000	388,050
7.500%, 01/01/2022 (A)		770,000	813,313
8.125%, 04/01/2022		4,000,000	4,210,000
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/2020 (A)		64,000	63,840
5.500%, 03/01/2023 to 11/01/2025 (A)		2,350,000	2,154,876
5.625%, 12/01/2021 (A)		1,560,000	1,480,050
5.875%, 05/15/2023 (A)		910,000	808,763
7.000%, 03/15/2024 (A)		1,590,000	1,675,463
7.250%, 07/15/2022 (A)		160,000	155,600
7.500%, 07/15/2021 (A)		80,000	80,400
9.000%, 12/15/2025 (A)		890,000	891,669
West Street Merger Sub, Inc.
6.375%, 09/01/2025 (A)		1,090,000	1,084,550
			36,644,510
Industrials – 10.2%
Ahern Rentals, Inc.
7.375%, 05/15/2023 (A)		770,000	746,900
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)		1,050,000	1,029,000
5.000%, 10/01/2024 (A)		1,830,000	1,855,163
American Airlines 2013-2 Class B Pass Through Trust
5.600%, 01/15/2022 (A)		656,250	675,321
Arconic, Inc.
5.125%, 10/01/2024		993,000	1,024,031
ARD Securities Finance Sarl (8.750% Cash or 8.750% PIK) 8.750%, 01/31/2023 (A)		960,000	998,400
Ashtead Capital, Inc.
4.375%, 08/15/2027 (A)		750,000	723,750
Beacon Escrow Corp.
4.875%, 11/01/2025 (A)		1,220,000	1,189,866
BlueLine Rental Finance Corp.
9.250%, 03/15/2024 (A)		2,060,000	2,229,950
CD&R Waterworks Merger Sub LLC
6.125%, 08/15/2025 (A)		580,000	574,200
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (A)		930,000	981,150
Continental Airlines 2000-1 Class B Pass Through Trust
8.388%, 05/01/2022		143	156
Covanta Holding Corp.
5.875%, 07/01/2025		1,100,000	1,094,500
Flexi-Van Leasing, Inc.
10.000%, 02/15/2023 (A)		1,060,000	1,054,700
GFL Environmental, Inc.
5.375%, 03/01/2023 (A)		710,000	710,888
9.875%, 02/01/2021 (A)		620,000	654,100
Jeld-Wen, Inc.
4.625%, 12/15/2025 (A)		660,000	645,150
4.875%, 12/15/2027 (A)		910,000	882,700
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (A)		2,680,000	2,190,900
Neovia Logistics Services LLC
8.875%, 08/01/2020 (A)		700,000	553,000

The accompanying notes are an integral part of the financial statements.

38

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Neovia Logistics Services LLC (10.000% Cash or 10.750% PIK) 12.250%, 04/01/2020 (A)	$1,131,315	$486,465
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (A)	1,350,000	1,302,750
5.250%, 08/15/2022 (A)	1,300,000	1,301,625
5.500%, 02/15/2024 (A)	1,360,000	1,366,800
Park-Ohio Industries, Inc.
6.625%, 04/15/2027	828,000	865,260
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (A)	1,184,000	1,289,080
Standard Industries, Inc.
4.750%, 01/15/2028 (A)	1,780,000	1,708,800
The ADT Corp.
4.125%, 06/15/2023	510,000	495,975
6.250%, 10/15/2021	660,000	700,838
The Brink’s Company
4.625%, 10/15/2027 (A)	1,200,000	1,137,000
The Hertz Corp.
5.875%, 10/15/2020	1,910,000	1,890,900
United Airlines 2013-1 Class B Pass Through Trust
5.375%, 02/15/2023	1,901,683	1,972,996
United Rentals North America, Inc.
4.625%, 10/15/2025	370,000	360,750
4.875%, 01/15/2028	1,310,000	1,277,250
5.500%, 07/15/2025 to 05/15/2027	2,850,000	2,931,015
US Airways 2012-2 Class B Pass Through Trust
6.750%, 12/03/2022	1,305,628	1,407,337
Waste Pro USA, Inc.
5.500%, 02/15/2026 (A)	880,000	884,400
XPO CNW, Inc.
6.700%, 05/01/2034	1,450,000	1,537,000
XPO Logistics, Inc.
6.125%, 09/01/2023 (A)	1,953,000	2,026,238
6.500%, 06/15/2022 (A)	847,000	880,245
		45,636,549
Information technology – 2.2%
Alliance Data Systems Corp.
5.375%, 08/01/2022 (A)	1,720,000	1,726,450
CDK Global, Inc.
4.875%, 06/01/2027 (A)	490,000	486,178
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	830,000	809,250
Dell International LLC
5.875%, 06/15/2021 (A)	1,000,000	1,022,500
7.125%, 06/15/2024 (A)	750,000	809,925
First Data Corp.
5.000%, 01/15/2024 (A)	1,500,000	1,509,375
7.000%, 12/01/2023 (A)	10,000	10,513
j2 Cloud Services LLC
6.000%, 07/15/2025 (A)	1,110,000	1,148,850
Match Group, Inc.
5.000%, 12/15/2027 (A)	730,000	735,658
6.375%, 06/01/2024	710,000	767,688
Vantiv LLC
4.375%, 11/15/2025 (A)	830,000	804,063
		9,830,450
Materials – 8.7%
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (A)	690,000	740,025
7.000%, 09/30/2026 (A)	1,530,000	1,652,400
CORPORATE BONDS (continued)
Materials (continued)
ArcelorMittal
6.125%, 06/01/2025 (B)	$1,370,000	$1,509,124
Ardagh Packaging Finance PLC
6.000%, 02/15/2025 (A)	1,870,000	1,916,750
7.250%, 05/15/2024 (A)	270,000	289,238
Berry Global, Inc.
4.500%, 02/15/2026 (A)	910,000	884,975
BHP Billiton Finance USA, Ltd. (6.750% to 10-20-25, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075 (A)	1,060,000	1,203,100
Cemex SAB de CV
5.700%, 01/11/2025 (A)	560,000	583,716
6.125%, 05/05/2025 (A)	550,000	580,250
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (A)	400,000	397,500
6.875%, 03/01/2026 (A)	710,000	707,338
7.250%, 04/01/2023 (A)	1,400,000	1,452,500
7.500%, 04/01/2025 (A)	1,500,000	1,545,000
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	1,090,000	1,060,352
5.450%, 03/15/2043	4,000,000	3,840,000
6.750%, 02/01/2022	430,000	443,975
6.875%, 02/15/2023	1,240,000	1,336,100
FXI Holdings, Inc.
7.875%, 11/01/2024 (A)	1,130,000	1,114,463
Hudbay Minerals, Inc.
7.250%, 01/15/2023 (A)	1,010,000	1,073,125
7.625%, 01/15/2025 (A)	1,810,000	1,968,375
Mercer International, Inc.
5.500%, 01/15/2026 (A)	750,000	746,250
6.500%, 02/01/2024	1,450,000	1,518,875
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (A)(D)	1,953,148	3,711
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	720,000	743,328
Olin Corp.
5.000%, 02/01/2030	1,080,000	1,042,200
Pactiv LLC
7.950%, 12/15/2025	1,710,000	1,921,613
8.375%, 04/15/2027	1,360,000	1,543,600
Standard Industries, Inc.
5.500%, 02/15/2023 (A)	210,000	215,775
Steel Dynamics, Inc.
5.000%, 12/15/2026	613,000	625,260
Summit Materials LLC
5.125%, 06/01/2025 (A)	520,000	520,000
Teck Resources, Ltd.
4.750%, 01/15/2022	1,020,000	1,035,300
5.200%, 03/01/2042	1,440,000	1,393,200
Valvoline, Inc.
4.375%, 08/15/2025	980,000	957,950
5.500%, 07/15/2024	1,300,000	1,340,625
Venator Finance Sarl
5.750%, 07/15/2025 (A)	890,000	905,575
		38,811,568
Real estate – 2.4%
CoreCivic, Inc.
4.125%, 04/01/2020	180,000	180,000
4.625%, 05/01/2023	270,000	268,650
4.750%, 10/15/2027	1,170,000	1,117,350
5.000%, 10/15/2022	870,000	889,575
CTR Partnership LP
5.250%, 06/01/2025	660,000	663,300

The accompanying notes are an integral part of the financial statements.

39

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Five Point Operating Company LP
7.875%, 11/15/2025 (A)	$2,010,000	$2,040,150
Hunt Cos, Inc.
6.250%, 02/15/2026 (A)	1,070,000	1,047,263
MPT Operating Partnership LP
5.000%, 10/15/2027	2,330,000	2,276,410
5.500%, 05/01/2024	160,000	163,600
Sabra Health Care LP
5.125%, 08/15/2026	580,000	562,578
The GEO Group, Inc.
5.125%, 04/01/2023	10,000	9,950
5.875%, 10/15/2024	1,170,000	1,181,700
Uniti Group LP
6.000%, 04/15/2023 (A)	350,000	338,625
8.250%, 10/15/2023	80,000	74,600
		10,813,751
Telecommunication services – 9.2%
CenturyLink, Inc.
5.625%, 04/01/2025 (B)	420,000	380,100
6.450%, 06/15/2021	990,000	1,012,275
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (A)	2,240,000	2,332,400
Frontier Communications Corp.
11.000%, 09/15/2025	1,120,000	877,800
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	1,480,000	1,224,700
8.000%, 02/15/2024 (A)	1,220,000	1,281,000
Level 3 Financing, Inc.
5.250%, 03/15/2026	880,000	846,991
5.625%, 02/01/2023	430,000	434,300
SFR Group SA
6.250%, 05/15/2024 (A)	810,000	754,313
7.375%, 05/01/2026 (A)	4,780,000	4,614,134
Sprint Capital Corp.
8.750%, 03/15/2032	4,504,000	4,886,840
Sprint Communications, Inc.
11.500%, 11/15/2021	1,811,000	2,136,980
Sprint Corp.
7.250%, 09/15/2021	1,310,000	1,367,313
7.625%, 02/15/2025 (B)	910,000	910,000
7.625%, 03/01/2026	430,000	427,850
7.875%, 09/15/2023	4,850,000	5,019,750
Telecom Italia SpA
5.303%, 05/30/2024 (A)	3,401,000	3,524,286
T-Mobile USA, Inc.
4.750%, 02/01/2028	1,480,000	1,443,562
6.000%, 04/15/2024	250,000	260,000
6.500%, 01/15/2026	2,230,000	2,391,675
UPC Holding BV
5.500%, 01/15/2028 (A)	1,500,000	1,410,000
Wind Tre SpA
5.000%, 01/20/2026 (A)	750,000	645,300
Windstream Services LLC
6.375%, 08/01/2023 (A)(B)	2,903,000	1,625,680
7.750%, 10/15/2020 (B)	680,000	584,800
Ziggo Secured Finance BV
5.500%, 01/15/2027 (A)	800,000	767,000
		41,159,049
Utilities – 1.7%
Calpine Corp.
5.250%, 06/01/2026 (A)	1,220,000	1,183,400
Miran Mid-Atlantic Series C Pass Through Trust
10.060%, 12/30/2028 (D)	1,948,589	1,948,589
CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc.
7.250%, 05/15/2026	$70,000	$74,718
NRG REMA LLC
9.681%, 07/02/2026	4,000,000	2,422,500
Red Oak Power LLC
9.200%, 11/30/2029	720,000	817,200
Suburban Propane Partners LP
5.875%, 03/01/2027	920,000	885,500
		7,331,907
TOTAL CORPORATE BONDS (Cost $396,033,598)		$390,587,784
CONVERTIBLE BONDS – 1.4%
Consumer discretionary – 0.2%
DISH Network Corp.
2.375%, 03/15/2024 (A)	830,000	747,923
3.375%, 08/15/2026	220,000	221,334
		969,257
Energy – 0.3%
Chesapeake Energy Corp.
5.500%, 09/15/2026	530,000	455,318
Whiting Petroleum Corp.
1.250%, 04/01/2020	1,110,000	1,044,786
		1,500,104
Health care – 0.3%
Jazz Investments I, Ltd.
1.500%, 08/15/2024 (A)	1,180,000	1,121,057
Information technology – 0.6%
Nutanix, Inc.
(0.552)%, 01/15/2023 (A)(F)	520,000	534,437
Twitter, Inc.
1.000%, 09/15/2021	980,000	929,628
Workday, Inc.
0.250%, 10/01/2022 (A)	980,000	1,059,993
		2,524,058
TOTAL CONVERTIBLE BONDS (Cost $6,194,035)		$6,114,476
TERM LOANS (G) – 2.5%
Consumer discretionary – 0.9%
CWGS Group LLC (1 month LIBOR + 3.000%) 4.580%, 11/08/2023	1,291,925	1,302,687
PetSmart, Inc. (1 month LIBOR + 3.000%) 4.570%, 03/11/2022	1,465,338	1,193,884
Spencer Gifts LLC (1 month LIBOR + 8.250%) 9.840%, 06/29/2022	1,440,000	864,000
TOMS Shoes LLC (3 month LIBOR + 5.500%) 7.480%, 10/28/2020	1,167,000	679,194
		4,039,765
Energy – 0.8%
Chesapeake Energy Corp. (3 month LIBOR + 7.500%) 9.444%, 08/23/2021	840,000	894,390
Eastern Power LLC (1 month LIBOR + 3.750%) 5.398%, 10/02/2023	1,364,373	1,380,459
Hercules Offshore, Inc. 10.500%, 05/06/2020 (D)	372,923	279,693
Murray Energy Corp. (3 month LIBOR + 7.250%) 8.943%, 04/16/2020	819,806	717,740
Panda Temple Power LLC (1 week LIBOR + 8.000%) 9.580%, 02/07/2023	565,847	551,700
		3,823,982

The accompanying notes are an integral part of the financial statements.

40

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G) (continued)
Health care – 0.8%
Immucor, Inc. (2 month LIBOR + 5.000%) 6.654%, 06/15/2021	$842,315	$857,055
Lantheus Medical Imaging, Inc. (1 month LIBOR + 3.750%) 5.398%, 06/30/2022	1,032,200	1,037,795
Radnet Management, Inc. (Prime rate + 2.750% and 3 month LIBOR +3.750%) 5.494%, 06/30/2023	1,665,584	1,685,372
		3,580,222
TOTAL TERM LOANS (Cost $12,669,654)		$11,443,969
COLLATERALIZED MORTGAGE
OBLIGATIONS – 0.5%
Commercial and residential – 0.5%
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2015-LC21, Class E 3.250%, 07/10/2048 (A)	1,400,000	827,525
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class E 4.617%, 08/15/2048 (A)(H)	1,100,000	691,831
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class E 3.000%, 05/15/2048 (A)	1,200,000	685,988
		2,205,344
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,501,856)		$2,205,344
COMMON STOCKS – 3.0%
Consumer discretionary – 0.9%
Bossier Casino Venture
Holdco, Inc. (A)(C)(I)	163,507	3,479,429
New Cotai LLC (C)(I)	11	406,306
		3,885,735
Energy – 2.0%
Berry Pete Corp. (I)	187,964	1,738,667
Blue Ridge Mountain Resources, Inc. (I)	225,352	1,892,957
Hercules Offshore, Inc. (C)(I)	120,022	45,559
KCAD Holdings I, Ltd. (C)(I)	752,218,031	4,889,417
MWO Holdings LLC (C)(I)	1,134	67,609
Panda Temple Power LLC (I)	40,418	606,270
		9,240,479
Industrials – 0.1%
Jack Cooper Holdings Corp. (C)(I)	2,163	0
Tricer Holdco SCA (C)(I)	79,355	365,033
		365,033
TOTAL COMMON STOCKS (Cost $24,236,993)		$13,491,247
PREFERRED SECURITIES – 1.5%
Energy – 0.6%
Berry Petroleum Company LLC (I)	204,426	2,299,793
Sanchez Energy Corp., 6.500%	26,700	463,467
		2,763,260
Financials – 0.8%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.624% (H)	125,100	3,227,580
Industrials – 0.1%
Tricer Holdco SCA (C)(I)	38,088,315	380,883
Materials – 0.0%
Berry Plastics Group, Inc. (I)	3,062	34,448
TOTAL PREFERRED SECURITIES (Cost $8,880,040)		$6,406,171
ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. 9.750%, 05/15/2020 (C)(I)	$4,380,000	$1,134
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,134
SECURITIES LENDING COLLATERAL – 3.2%
John Hancock Collateral Trust, 1.5822% (J)(K)	1,428,775	14,292,608
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,295,164)		$14,292,608
SHORT-TERM INVESTMENTS – 0.3%
Money market funds – 0.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 1.3169% (J)	1,451,359	1,451,359
TOTAL SHORT-TERM INVESTMENTS (Cost $1,451,359)		$1,451,359
Total Investments (High Yield Fund)
(Cost $474,220,782) – 101.5%		$453,468,666
Other assets and liabilities, net – (1.5%)		(6,579,229)
TOTAL NET ASSETS – 100.0%		$446,889,437

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $207,836,441 or 46.5% of the fund’s net assets as of 2-28-18.
(B)	A portion of this security is on loan as of 2-28-18.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Non-income producing security.
(J)	The rate shown is the annualized seven-day yield as of 2-28-18.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.

41

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	177	Long	Jun 2018	$20,163,479	$20,165,556	$2,077
U.S. Treasury Long Bond Futures	16	Short	Jun 2018	(2,294,174)	(2,295,000)	(826)
						$1,251

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	39,735	USD	31,864	Citibank N.A.	4/19/2018	—	($869)
EUR	5,099,836	USD	6,236,003	Barclays Bank PLC Wholesale	4/19/2018	$8,605	—
USD	2,856,840	GBP	2,079,388	Barclays Bank PLC Wholesale	4/19/2018	—	(12,210)
						$8,605	($13,079)

SWAPS

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Credit Suisse	Toll Brothers Finance
International	Corp.	900,000	USD	$900,000	1.000%	Quarterly	Dec 2022	$ (8,121)	$ 4,821	$ (3,300)
JPMorgan Chase Bank	Toll Brothers Finance
N.A.	Corp.	900,000	USD	900,000	1.000%	Quarterly	Dec 2022	(8,242)	4,942	(3,300)
				$1,800,000				$ (16,363)	$ 9,763	$ (6,600)
Centrally cleared	CDX.NA.HY.29	4,310,000	USD	4,310,000	5.000%	Quarterly	Dec 2022	(289,233)	(44,193)	(333,426)
				$4,310,000				$(289,233)	$(44,193)	$(333,426)
				$6,110,000				$(305,596)	$(34,430)	$(340,026)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX.NA.IG.29	0.993%	1,800,000	USD	$1,800,000	1.000%	Quarterly	Dec 2027	$3,256	$3,550	$6,806
					$1,800,000				$3,256	$3,550	$6,806

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Investment Quality Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 56.5%
U.S. Government – 28.4%
U.S. Treasury Bonds
2.875%, 11/15/2046	$439,000	$417,616
3.000%, 11/15/2045 to 05/15/2047	1,305,000	1,272,917
3.625%, 08/15/2043	990,000	1,078,752
4.375%, 11/15/2039	840,000	1,016,039
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.500%, 08/15/2039	$225,000	$276,416
4.625%, 02/15/2040	380,000	475,104
6.250%, 05/15/2030	785,000	1,053,433

The accompanying notes are an integral part of the financial statements.

42

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Inflation Protected Securities
0.250%, 01/15/2025	$2,042,148	$1,986,880
0.375%, 07/15/2027	2,045,854	1,982,558
1.000%, 02/15/2048	369,900	371,178
U.S. Treasury Notes
1.250%, 06/30/2019	2,910,000	2,875,330
1.625%, 11/30/2020	2,415,000	2,365,757
1.750%, 05/15/2023 (A)	1,025,000	978,875
2.000%, 02/15/2023	1,470,000	1,425,555
2.250%, 07/31/2021	2,035,000	2,017,830
3.125%, 05/15/2021	1,735,000	1,769,564
		21,363,804
U.S. Government Agency – 28.1%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)	200,000	199,103
3.000%, 02/01/2047	1,877,148	1,820,857
3.500%, TBA (B)	1,600,000	1,598,075
4.000%, TBA (B)	1,100,000	1,130,335
4.500%, TBA (B)	600,000	628,406
5.000%, 03/01/2019 to 12/01/2019	16,933	17,209
6.500%, 04/01/2029 to 08/01/2034	2,177	2,455
7.500%, 12/01/2025 to 05/01/2028	949	1,052
Federal National Mortgage Association
2.500%, 01/01/2030 to 02/01/2043	655,426	619,433
2.880%, 11/01/2027	290,000	279,378
2.970%, 06/01/2030	605,000	576,967
3.000%, TBA (B)	1,195,000	1,158,652
3.000%, 07/01/2027	200,000	194,554
3.160%, 08/01/2027	270,000	265,824
3.500%, TBA (B)	5,400,000	5,390,129
4.000%, TBA (B)	2,000,000	2,048,750
5.000%, 03/01/2019 to 06/01/2019	24,627	24,921
5.500%, 08/01/2035 to 11/01/2035	45,152	49,620
6.500%, 09/01/2031	3	4
Government National Mortgage Association
3.000%, TBA (B)	1,100,000	1,075,571
3.500%, TBA (B)	2,600,000	2,614,918
4.000%, TBA (B)	800,000	821,031
4.000%, 09/15/2040 to 02/15/2042	213,341	221,187
4.500%, TBA (B)	400,000	416,054
6.000%, 08/15/2032 to 04/15/2035	11,239	12,764
6.500%, 06/15/2028 to 08/15/2034	6,098	6,762
7.000%, 11/15/2031 to 11/15/2033	27,065	30,624
8.000%, 07/15/2030	390	458
		21,205,093
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $43,333,715)		$42,568,897
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Mexico – 0.1%
Government of Mexico
5.750%, 10/12/2099	$80,000	80,800
Saudi Arabia – 0.3%
Kingdom of Saudi Arabia
4.625%, 10/04/2047 (C)	200,000	192,505
United Arab Emirates – 0.5%
Abu Dhabi Government
3.125%, 10/11/2027 (C)	230,000	216,879
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates (continued)
Abu Dhabi Government (continued)
4.125%, 10/11/2047 (C)	$200,000	$189,255
		406,134
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$704,975)		$679,439
CORPORATE BONDS – 27.7%
Consumer discretionary – 2.7%
21st Century Fox America, Inc.
6.150%, 02/15/2041	40,000	50,431
6.200%, 12/15/2034	35,000	43,360
Amazon.com, Inc.
2.800%, 08/22/2024 (C)	25,000	24,206
3.875%, 08/22/2037 (C)	90,000	89,651
CCO Holdings LLC
5.750%, 02/15/2026 (C)	15,000	15,206
Charter Communications Operating LLC
3.579%, 07/23/2020	40,000	40,294
4.464%, 07/23/2022	90,000	92,141
4.908%, 07/23/2025	40,000	41,192
6.484%, 10/23/2045	160,000	180,242
Comcast Corp.
3.400%, 07/15/2046	65,000	55,741
Cox Communications, Inc.
3.150%, 08/15/2024 (C)	65,000	62,757
3.350%, 09/15/2026 (C)	40,000	38,068
6.450%, 12/01/2036 (C)	50,000	58,136
Discovery Communications LLC
3.800%, 03/13/2024	50,000	49,631
4.900%, 03/11/2026	25,000	25,983
DISH DBS Corp.
5.875%, 07/15/2022	50,000	48,750
6.750%, 06/01/2021	10,000	10,275
Ford Motor Company
5.291%, 12/08/2046	55,000	54,098
General Motors Company
5.400%, 04/01/2048	70,000	72,045
6.250%, 10/02/2043	30,000	33,511
6.750%, 04/01/2046	50,000	59,061
General Motors Financial Company, Inc.
3.700%, 05/09/2023	20,000	19,902
3.950%, 04/13/2024	70,000	69,832
Liberty Interactive LLC
8.250%, 02/01/2030	55,000	59,400
Lithia Motors, Inc.
5.250%, 08/01/2025 (C)	5,000	5,088
Lowe’s Companies, Inc.
3.700%, 04/15/2046	10,000	9,238
Meritage Homes Corp.
5.125%, 06/06/2027	15,000	14,813
6.000%, 06/01/2025	20,000	21,100
Scripps Networks Interactive, Inc.
3.950%, 06/15/2025	37,000	36,654
The Home Depot, Inc.
3.500%, 09/15/2056	35,000	30,897
Time Warner Cable LLC
4.500%, 09/15/2042	100,000	90,334
8.750%, 02/14/2019	75,000	79,038
Time Warner, Inc.
2.950%, 07/15/2026	75,000	68,897
3.875%, 01/15/2026	20,000	19,702
Toll Brothers Finance Corp.
4.875%, 11/15/2025	35,000	35,000
Viacom, Inc.
4.250%, 09/01/2023	165,000	169,254

The accompanying notes are an integral part of the financial statements.

43

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Viacom, Inc. (continued)
4.375%, 03/15/2043		$29,000	$26,077
Videotron, Ltd.
5.375%, 06/15/2024 (C)		35,000	36,225
VOC Escrow, Ltd.
5.000%, 02/15/2028 (C)		10,000	9,725
WMG Acquisition Corp.
4.875%, 11/01/2024 (C)		70,000	70,613
			2,016,568
Consumer staples – 1.3%
Altria Group, Inc.
3.875%, 09/16/2046		35,000	32,288
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023		70,000	69,702
4.700%, 02/01/2036		10,000	10,509
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042		70,000	64,244
BAT Capital Corp.
2.297%, 08/14/2020 (C)		40,000	39,274
4.390%, 08/15/2037 (C)		75,000	73,708
BAT International Finance PLC
2.750%, 06/15/2020 (C)		65,000	64,528
Constellation Brands, Inc.
2.650%, 11/07/2022		75,000	72,494
2.700%, 05/09/2022		10,000	9,741
3.600%, 02/15/2028		40,000	38,655
4.500%, 05/09/2047		10,000	9,918
CVS Health Corp.
2.800%, 07/20/2020		119,000	118,163
3.875%, 07/20/2025		61,000	60,268
5.125%, 07/20/2045		40,000	41,723
Kraft Heinz Foods Company
4.375%, 06/01/2046		35,000	31,795
Philip Morris International, Inc.
3.125%, 08/17/2027		115,000	110,346
Reynolds American, Inc.
3.250%, 06/12/2020		81,000	81,241
Sysco Corp.
2.500%, 07/15/2021		65,000	64,040
			992,637
Energy – 2.8%
Anadarko Petroleum Corp.
3.450%, 07/15/2024		40,000	39,159
Andeavor
3.800%, 04/01/2028		15,000	14,241
Andeavor Logistics LP
3.500%, 12/01/2022		5,000	4,921
4.250%, 12/01/2027		65,000	63,424
6.250%, 10/15/2022		11,000	11,523
Canadian Natural Resources, Ltd.
3.850%, 06/01/2027		110,000	107,860
Cenovus Energy, Inc.
4.250%, 04/15/2027		10,000	9,772
Continental Resources, Inc.
4.375%, 01/15/2028 (C)		105,000	102,047
4.500%, 04/15/2023		45,000	45,563
DCP Midstream Operating LP
3.875%, 03/15/2023		10,000	9,750
5.600%, 04/01/2044		30,000	30,975
Devon Financing Company LLC
7.875%, 09/30/2031		15,000	19,978
Enbridge, Inc.
3.700%, 07/15/2027		30,000	28,975
CORPORATE BONDS (continued)
Energy (continued)
Encana Corp.
3.900%, 11/15/2021		$40,000	$40,708
Hess Corp.
4.300%, 04/01/2027		85,000	83,211
Kerr-McGee Corp.
6.950%, 07/01/2024		110,000	127,614
Kinder Morgan, Inc.
5.550%, 06/01/2045		40,000	42,115
Marathon Oil Corp.
2.700%, 06/01/2020		25,000	24,776
4.400%, 07/15/2027		25,000	25,403
MPLX LP
4.000%, 03/15/2028		25,000	24,571
4.125%, 03/01/2027		55,000	54,541
4.700%, 04/15/2048		15,000	14,443
5.200%, 03/01/2047		10,000	10,284
NGPL PipeCo LLC
4.875%, 08/15/2027 (C)		5,000	5,044
Petrobras Global Finance BV
5.625%, 05/20/2043		155,000	131,907
6.750%, 01/27/2041		40,000	38,640
Petroleos Mexicanos
5.350%, 02/12/2028 (C)		30,000	29,475
6.350%, 02/12/2048 (C)		78,000	75,855
6.500%, 03/13/2027 (C)		45,000	48,038
6.750%, 09/21/2047		10,000	10,169
6.750%, 09/21/2047 (C)		80,000	81,352
Phillips 66
3.900%, 03/15/2028		70,000	69,854
QEP Resources, Inc.
5.375%, 10/01/2022		30,000	30,450
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028		25,000	24,479
Shell International Finance BV
4.375%, 05/11/2045		60,000	63,041
SM Energy Company
6.125%, 11/15/2022 (D)		25,000	25,250
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		25,000	25,092
5.400%, 10/01/2047		135,000	131,989
Texas Eastern Transmission LP
2.800%, 10/15/2022 (C)		65,000	62,960
3.500%, 01/15/2028 (C)		15,000	14,551
The Williams Companies, Inc.
3.700%, 01/15/2023		35,000	33,994
Valero Energy Corp.
3.400%, 09/15/2026		65,000	62,087
Western Gas Partners LP
4.500%, 03/01/2028 (B)		55,000	55,346
Williams Partners LP
4.300%, 03/04/2024		20,000	20,504
WPX Energy, Inc.
5.250%, 09/15/2024		35,000	35,000
YPF SA
16.500%, 05/09/2022 (C)	ARS	1,966,984	92,239
			2,103,170
Financials – 9.3%
American Express Company
3.400%, 02/27/2023		$75,000	74,838
American International Group, Inc.
4.700%, 07/10/2035		40,000	41,536
Banco Bilbao Vizcaya Argentaria SA (8.875% to 4-14-21, then 5 Year Euro Swap Rate + 9.177%) 04/14/2021 (E)	EUR	200,000	292,151

The accompanying notes are an integral part of the financial statements.

44

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Santander SA
3.800%, 02/23/2028	$200,000	$192,180
Bank of America Corp.
7.750%, 05/14/2038	115,000	164,051
Bank of America Corp. (3.124% to 1-20-22, then 3 month LIBOR + 1.160%) 01/20/2023	180,000	178,945
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	155,000	151,396
Bank of America Corp. (3.705% to 4-24-27, then 3 month LIBOR + 1.512%) 04/24/2028	220,000	215,926
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	20,000	20,766
Barclays Bank PLC
2.650%, 01/11/2021	200,000	197,411
Berkshire Hathaway Energy Company
3.250%, 04/15/2028 (C)	35,000	33,858
BNP Paribas SA
3.375%, 01/09/2025 (C)	200,000	193,645
Citigroup, Inc.
2.700%, 10/27/2022	40,000	38,818
3.200%, 10/21/2026	15,000	14,324
4.650%, 07/30/2045	29,000	30,765
4.450%, 09/29/2027	135,000	137,765
Citigroup, Inc. (3 month LIBOR + 1.100%) 2.985%, 05/17/2024 (F)	170,000	172,861
Citigroup, Inc. (3.520% to 10-27-27, then 3 month LIBOR + 1.151%) 10/27/2028	35,000	33,730
CNO Financial Group, Inc.
5.250%, 05/30/2025	65,000	65,975
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (C)(E)	200,000	234,000
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) 12/18/2024 (C)(E)	300,000	315,660
DAE Funding LLC
4.500%, 08/01/2022 (C)	5,000	4,850
5.000%, 08/01/2024 (C)	5,000	4,888
Daimler Finance North America LLC
3.000%, 02/22/2021 (C)	150,000	149,884
Deutsche Bank AG
2.700%, 07/13/2020	100,000	98,562
3.300%, 11/16/2022	100,000	97,511
Genworth Holdings, Inc.
4.900%, 08/15/2023	50,000	43,000
HSBC Holdings PLC
3.400%, 03/08/2021	390,000	392,661
JPMorgan Chase & Co.
2.400%, 06/07/2021	210,000	205,938
2.700%, 05/18/2023	90,000	87,256
2.750%, 06/23/2020	45,000	44,868
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025	125,000	122,628
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	80,000	77,556
Massachusetts Mutual Life Insurance Company
8.875%, 06/01/2039 (C)	9,000	14,094
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
2.500%, 04/21/2021	$245,000	$240,603
3.625%, 01/20/2027	140,000	137,247
3.950%, 04/23/2027	65,000	63,956
6.625%, 04/01/2018	195,000	195,693
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%) 07/22/2028	185,000	178,926
Navient Corp.
6.625%, 07/26/2021	35,000	36,575
7.250%, 01/25/2022	30,000	32,135
Royal Bank of Canada
2.150%, 10/26/2020	155,000	152,316
Santander Holdings USA, Inc.
3.700%, 03/28/2022 (C)	110,000	110,193
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021 (C)(E)	300,000	323,250
The Goldman Sachs Group, Inc.
2.350%, 11/15/2021	380,000	367,543
6.250%, 02/01/2041	45,000	57,001
6.750%, 10/01/2037	125,000	158,338
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%) 10/31/2022	55,000	53,924
The Goldman Sachs Group, Inc. (2.905% to 7-24-22, then 3 month LIBOR + 0.990%) 07/24/2023	45,000	43,845
The Goldman Sachs Group, Inc. (3.691% to 6-5-27, then 3 month LIBOR + 1.510%) 06/05/2028	20,000	19,461
Wells Fargo & Company
3.000%, 04/22/2026	110,000	104,108
3.069%, 01/24/2023	200,000	197,155
4.400%, 06/14/2046	75,000	73,780
4.900%, 11/17/2045	105,000	110,932
Wells Fargo & Company (3.584% to 5-22-27, then 3 month LIBOR + 1.310%) 05/22/2028	145,000	141,323
Willis North America, Inc.
3.600%, 05/15/2024	30,000	29,797
		6,972,398
Health care – 1.6%
Aetna, Inc.
2.800%, 06/15/2023	25,000	23,973
Allergan Funding SCS
3.450%, 03/15/2022	65,000	64,705
Amgen, Inc.
2.650%, 05/11/2022	50,000	48,830
Anthem, Inc.
3.500%, 08/15/2024	100,000	99,322
3.650%, 12/01/2027	80,000	77,660
4.625%, 05/15/2042	25,000	25,375
Baxalta, Inc.
3.600%, 06/23/2022	10,000	10,028
Becton, Dickinson and Company
3.363%, 06/06/2024	140,000	135,507
Cardinal Health, Inc.
1.950%, 06/15/2018	40,000	39,964
2.616%, 06/15/2022	200,000	193,566
Celgene Corp.
4.625%, 05/15/2044	30,000	29,387
Community Health Systems, Inc.
5.125%, 08/01/2021	5,000	4,613
6.250%, 03/31/2023	35,000	31,850

The accompanying notes are an integral part of the financial statements.

45

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Gilead Sciences, Inc.
3.250%, 09/01/2022	$25,000	$25,002
LifePoint Health, Inc.
5.875%, 12/01/2023	40,000	40,100
Mylan NV
3.000%, 12/15/2018	40,000	40,049
3.150%, 06/15/2021	80,000	79,281
Quintiles IMS, Inc.
4.875%, 05/15/2023 (C)	55,000	56,513
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	75,000	72,431
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	15,000	14,027
3.000%, 04/15/2023	10,000	9,811
UnitedHealth Group, Inc.
3.750%, 07/15/2025	35,000	35,480
4.250%, 04/15/2047	40,000	41,278
Valeant Pharmaceuticals International, Inc.
6.500%, 03/15/2022 (C)	35,000	36,400
		1,235,152
Industrials – 0.9%
Canadian Pacific Railway Company
9.450%, 08/01/2021	20,000	23,930
CSX Corp.
3.250%, 06/01/2027	95,000	90,807
Delta Air Lines, Inc.
3.625%, 03/15/2022	50,000	50,111
FedEx Corp.
4.550%, 04/01/2046	40,000	40,719
Fortive Corp.
2.350%, 06/15/2021	45,000	43,908
IHS Markit, Ltd.
4.000%, 03/01/2026 (C)	10,000	9,700
Ingersoll-Rand Global Holding Company, Ltd.
2.900%, 02/21/2021	40,000	39,837
Lockheed Martin Corp.
4.090%, 09/15/2052	107,000	103,721
Norfolk Southern Corp.
2.900%, 06/15/2026	55,000	52,017
Oshkosh Corp.
5.375%, 03/01/2025	25,000	26,070
Pitney Bowes, Inc.
4.700%, 04/01/2023	80,000	74,900
Sensata Technologies BV
5.000%, 10/01/2025 (C)	65,000	65,488
United Rentals North America, Inc.
5.500%, 07/15/2025 to 05/15/2027	80,000	82,140
		703,348
Information technology – 1.7%
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027	200,000	190,860
Apple, Inc.
3.350%, 02/09/2027	40,000	39,422
3.450%, 02/09/2045	65,000	59,391
Broadcom Corp.
3.000%, 01/15/2022	80,000	78,286
3.125%, 01/15/2025	20,000	18,800
3.625%, 01/15/2024	105,000	102,441
Cardtronics, Inc.
5.125%, 08/01/2022	40,000	38,900
CORPORATE BONDS (continued)
Information technology (continued)
First Data Corp.
5.000%, 01/15/2024 (C)	$65,000	$65,406
Hewlett Packard Enterprise Company
4.900%, 10/15/2025	30,000	31,099
6.350%, 10/15/2045	30,000	31,680
Intel Corp.
4.100%, 05/19/2046	35,000	35,755
Microsoft Corp.
3.300%, 02/06/2027	30,000	29,690
3.700%, 08/08/2046	35,000	33,982
3.950%, 08/08/2056	60,000	59,494
Nokia OYJ
4.375%, 06/12/2027	60,000	57,600
6.625%, 05/15/2039	30,000	32,595
Oracle Corp.
4.000%, 11/15/2047	30,000	29,737
Tencent Holdings, Ltd.
2.985%, 01/19/2023 (C)	210,000	205,702
Western Digital Corp.
4.750%, 02/15/2026	115,000	115,863
		1,256,703
Materials – 1.0%
Anglo American Capital PLC
3.625%, 05/14/2020 (C)	200,000	201,081
ArcelorMittal
6.125%, 06/01/2025	45,000	49,570
Eagle Materials, Inc.
4.500%, 08/01/2026	50,000	51,000
Kaiser Aluminum Corp.
5.875%, 05/15/2024	50,000	52,390
LyondellBasell Industries NV
4.625%, 02/26/2055	35,000	34,350
Methanex Corp.
4.250%, 12/01/2024	50,000	49,865
5.650%, 12/01/2044	20,000	20,537
Standard Industries, Inc.
5.375%, 11/15/2024 (C)	65,000	66,463
Steel Dynamics, Inc.
4.125%, 09/15/2025	25,000	24,188
The Sherwin-Williams Company
3.125%, 06/01/2024	30,000	29,173
Vale Overseas, Ltd.
6.250%, 08/10/2026	130,000	146,582
6.875%, 11/10/2039	20,000	24,150
		749,349
Real estate – 0.1%
Crown Castle International Corp.
3.150%, 07/15/2023	45,000	43,982
3.200%, 09/01/2024	20,000	19,258
		63,240
Telecommunication services – 5.0%
AT&T, Inc.
3.400%, 08/14/2024	95,000	94,335
3.900%, 08/14/2027	75,000	74,410
4.100%, 02/15/2028 (C)	95,000	93,129
4.125%, 02/17/2026	70,000	69,937
4.300%, 02/15/2030 (C)	109,000	106,588
4.750%, 05/15/2046	100,000	94,746
5.150%, 02/14/2050	170,000	169,667
SBA Tower Trust
2.898%, 10/11/2044 (C)	705,000	707,059
3.448%, 03/15/2023 (C)	560,000	559,832
3.598%, 04/09/2043 (C)	940,000	941,196

The accompanying notes are an integral part of the financial statements.

46

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication
services (continued)
Sprint Corp.
7.125%, 06/15/2024	$60,000	$59,063
Telecom Italia Capital SA
6.000%, 09/30/2034	35,000	36,663
Telecom Italia SpA
5.303%, 05/30/2024 (C)	200,000	207,250
Telefonica Emisiones SAU
5.877%, 07/15/2019	105,000	109,231
7.045%, 06/20/2036	50,000	63,488
Verizon Communications, Inc.
4.522%, 09/15/2048	80,000	75,584
4.812%, 03/15/2039	175,000	176,461
4.862%, 08/21/2046	50,000	49,575
5.250%, 03/16/2037	70,000	74,186
		3,762,400
Utilities – 1.3%
Acwa Power Management And Investments One, Ltd.
5.950%, 12/15/2039 (C)	200,000	208,094
AES Corp.
4.875%, 05/15/2023	35,000	35,306
5.500%, 03/15/2024 to 04/15/2025	40,000	40,888
AmeriGas Partners LP
5.875%, 08/20/2026	40,000	40,100
DTE Energy Company
1.500%, 10/01/2019	50,000	49,009
Duke Energy Corp.
3.750%, 09/01/2046	30,000	27,256
Duke Energy Florida LLC
3.400%, 10/01/2046	110,000	98,959
Emera US Finance LP
4.750%, 06/15/2046	5,000	5,017
Exelon Corp.
2.450%, 04/15/2021	65,000	63,789
2.850%, 06/15/2020	30,000	29,874
FirstEnergy Corp.
4.250%, 03/15/2023	20,000	20,584
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	50,000	48,905
Oncor Electric Delivery Company LLC
7.000%, 09/01/2022	20,000	23,093
Pacific Gas & Electric Company
6.050%, 03/01/2034	90,000	104,889
Sempra Energy
2.400%, 02/01/2020	55,000	54,525
South Carolina Electric & Gas Company
4.500%, 06/01/2064	25,000	23,734
The Southern Company
1.850%, 07/01/2019	50,000	49,445
2.750%, 06/15/2020	75,000	74,445
2.950%, 07/01/2023	20,000	19,416
		1,017,328
TOTAL CORPORATE BONDS (Cost
$20,986,914)		$20,872,293
MUNICIPAL BONDS – 1.2%
Chicago Board of Education
5.382%, 12/01/2023	45,000	44,021
6.138%, 12/01/2039	30,000	27,818
City of Chicago (Illinois)
7.045%, 01/01/2029	85,000	91,123
7.375%, 01/01/2033	65,000	71,797
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	15,000	18,369
MUNICIPAL BONDS (continued)
State of California
7.350%, 11/01/2039	$120,000	$174,196
7.600%, 11/01/2040	115,000	176,647
State of Illinois, GO
5.375%, 07/01/2018	75,000	75,629
5.665%, 03/01/2018	170,000	170,000
5.877%, 03/01/2019	40,000	40,968
TOTAL MUNICIPAL BONDS (Cost $889,490)		$890,568
COLLATERALIZED MORTGAGE
OBLIGATIONS – 12.1%
Commercial and residential – 11.5%
Alternative Loan Trust
Series 2005-72, Class A1 (1 month LIBOR + 0.270%), 1.891%, 01/25/2036 (F)	153,213	145,373
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 2.071%, 04/25/2035 (F)	222,981	200,994
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1 (1 month LIBOR + 0.190%) 1.811%, 09/25/2046 (F)	131,468	117,498
Angel Oak Mortgage Trust LLC
Series 2017-1, Class A1, 2.810%, 01/25/2047 (C)(G)	28,685	28,248
Series 2017-3, Class A1, 2.708%, 11/25/2047 (C)(G)	81,856	81,866
BANK
Series 2017-BNK5, Class A5, 3.390%, 06/15/2060	18,000	17,797
Series 2017-BNK9, Class A4, 3.538%, 11/15/2054	221,000	220,707
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.522%, 02/15/2050	4,745,298	479,990
Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 2.438%, 08/15/2036 (C)(F)	268,000	267,730
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.669%, 01/15/2051	60,000	60,695
Series 2018-B1, Class XA IO, 0.531%, 01/15/2051	376,922	15,529
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 1.042%, 07/10/2047	4,442,174	227,553
Series 2015-GC29, Class AA IO, 1.112%, 04/10/2048	3,878,288	219,042
Series 2015-P1, Class A5, 3.717%, 09/15/2048	200,000	203,656
COLT Mortgage Loan Trust
Series 2016-3, Class A1, 2.800%, 12/26/2046 (C)(G)	319,782	317,081
Series 2018-1, Class A1, 2.930%, 02/25/2048 (C)(G)	107,674	107,689
Commercial Mortgage Trust
Series 2017-CD3, Class A4 3.631%, 02/10/2050	225,000	227,081
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1, 2.453%, 06/25/2047 (C)(G)	72,650	71,050
Series 2017-3A, Class A1, 2.577%, 10/25/2047 (C)(G)	89,370	88,211

The accompanying notes are an integral part of the financial statements.

47

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust
Series 2012-K706, Class B, 4.029%, 11/25/2044 (C)(G)	$500,000	$502,482
Series 2017-K65, Class B, 4.073%, 05/25/2027 (C)(G)	80,000	80,260
Series 2017-K66, Class B, 4.034%, 07/25/2027 (C)(G)	70,000	70,459
Series 2017-K67, Class B, 3.944%, 09/25/2049 (C)(G)	40,000	39,699
Series 2017-K69, Class C, 3.726%, 10/25/2049 (C)(G)	20,000	18,648
Series 2017-K71, Class B, 3.753%, 11/25/2050 (C)(G)	90,000	87,063
Series 2017-K71, Class C, 3.753%, 11/25/2050 (C)(G)	30,000	27,776
Series 2017-K725, Class B, 3.880%, 02/25/2050 (C)(G)	50,000	49,595
Series 2017-K726, Class B, 3.972%, 07/25/2049 (C)(G)	90,000	90,086
Series 2017-K728, Class B, 3.647%, 09/25/2024 (C)(G)	30,000	29,215
Series 2017-K729, Class B, 3.675%, 11/25/2049 (C)(G)	125,000	120,366
Series 2017-K729, Class C, 3.675%, 11/25/2049 (C)(G)	45,000	41,627
Galton Funding Mortgage Trust
Series 2018-1, Class A43 3.500%, 11/25/2057 (C)(G)	94,471	94,821
General Electric Capital Assurance Company
Series 2003-1, Class A5 5.743%, 05/12/2035 (C)(G)	26,760	27,085
GSR Mortgage Loan Trust
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%) 1.921%, 01/25/2037 (F)	148,560	83,359
IndyMac INDX Mortgage Loan Trust
Series 2006-AR27, Class 2A2 (1 month LIBOR + 0.200%) 1.821%, 10/25/2036 (F)	49,837	46,564
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class A5 3.409%, 10/15/2050	223,000	220,683
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2008-C2, Class A4, 6.068%, 02/12/2051	17,332	17,305
Series 2015-JP1, Class A5, 3.914%, 01/15/2049	217,000	223,176
LSTAR Securities Investment, Ltd.
Series 2017-6, Class A (1 month LIBOR + 1.750%), 3.324%, 09/01/2022 (C)(F)	67,770	67,813
Series 2017-7, Class A (1 month LIBOR + 1.750%), 3.414%, 10/01/2022 (C)(F)	107,584	107,637
Series 2017-8, Class A (1 month LIBOR + 1.650%), 3.224%, 11/01/2022 (C)(F)	87,122	87,319
Series 2018-1, Class A (1 month LIBOR + 1.550%), 3.138%, 02/01/2023 (C)(F)	505,000	503,396
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XA IO, 1.122%, 12/15/2047	$2,957,139	$134,657
Series 2015-C22, Class A4, 3.306%, 04/15/2048	223,000	221,578
New Residential Mortgage Loan Trust
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(G)	1,120,568	1,131,128
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(G)	292,103	297,779
RALI Series Trust
Series 2007-QH9, Class A1 2.513%, 11/25/2037 (G)	185,158	161,350
Sequoia Mortgage Trust
Series 2007-3, Class 2AA1 3.558%, 07/20/2037 (G)	25,777	24,747
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class A4, 3.839%, 09/15/2058	189,000	193,604
Series 2015-NXS1, Class D, 4.102%, 05/15/2048 (G)	80,000	70,987
Series 2015-NXS1, Class XA IO, 1.173%, 05/15/2048	3,983,421	219,895
Series 2015-NXS3, Class XA IO, 1.166%, 09/15/2057	9,071,545	478,571
		8,668,520
U.S. Government Agency – 0.6%
Federal Home Loan Mortgage Corp.
Series 2895, Class EK, 4.000%, 11/15/2019	5,228	5,268
Series K064, Class X1 IO, 0.609%, 03/25/2027	673,239	31,493
Series K068, Class A2, 3.244%, 08/25/2027	150,000	149,147
Federal National Mortgage Association
Series 2014-04, Class 1M2 (1 month LIBOR + 4.900%), 6.521%, 11/25/2024 (F)	44,474	50,942
Series 2015-04, Class 1M2 (1 month LIBOR + 5.700%), 7.321%, 04/25/2028 (F)	26,531	30,784
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 7.621%, 09/25/2028 (F)	20,000	23,994
Series 2017-72, Class B, 3.000%, 09/25/2047	103,743	102,357
Series 2017-72, Class CD, 3.000%, 09/25/2047	108,490	107,036
Government National Mortgage Association
Series 2006-38, Class XS IO 5.662%, 09/16/2035	13,850	1,668
		502,689
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,305,152)		$9,171,209
ASSET BACKED SECURITIES – 22.7%
Anchorage Capital CLO 9, Ltd.
Series 2016-9A, Class A (3 month LIBOR + 1.510%) 3.232%, 01/15/2029 (C)(F)	815,000	821,461

The accompanying notes are an integral part of the financial statements.

48

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Apidos CLO XVII
Series 2014-17A, Class A2R (3 month LIBOR + 1.850%) 3.581%, 04/17/2026 (C)(F)	$1,130,000	$1,131,183
Bayview Opportunity Master Fund IIIa Trust
Series 2017-RN7, Class A1 3.105%, 09/28/2032 (C)	46,812	46,577
Series 2017-RN8, Class A1 3.352%, 11/28/2032 (C)	156,447	155,191
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL1, Class A 4.000%, 10/28/2064 (C)(G)	185,664	188,952
Bayview Opportunity Master Fund IVb Trust
Series 2017-NPL2, Class A1 2.981%, 10/28/2032 (C)	146,960	146,488
BlueMountain CLO, Ltd.
Series 2015-3A, Class A1 (3 month LIBOR + 1.480%) 3.225%, 10/20/2027 (C)(F)	1,334,000	1,337,264
CAL Funding II, Ltd.
Series 2012-1A, Class A 3.470%, 10/25/2027 (C)	109,667	108,790
CarMax Auto Owner Trust
Series 2014-2, Class D 2.580%, 11/16/2020	151,000	151,128
Cent CLO 21, Ltd.
Series 2014-21A, Class A1AR (3 month LIBOR + 1.210%) 2.970%, 07/27/2026 (C)(F)	1,110,000	1,111,856
CLUB Credit Trust
Series 2017-P2, Class A 2.610%, 01/15/2024 (C)	168,721	168,385
Dryden Senior Loan Fund
Series 2015-38A, Class A (3 month LIBOR + 1.430%) 3.152%, 07/15/2027 (C)(F)	1,235,000	1,242,240
GreatAmerica Leasing Receivables Funding LLC
Series 2017-1, Class A2 1.720%, 04/22/2019 (C)	125,031	124,780
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (G)	238,563	119,561
Highbridge Loan Management, Ltd.
Series 2015-6A, Class A (3 month LIBOR + 1.450%) 3.237%, 05/05/2027 (C)(F)	905,000	906,533
Series 2015-6A, Class A1R (3 month LIBOR + 1.000%) 2.820%, 02/05/2031 (C)(F)	420,000	420,000
Honor Automobile Trust Securitization
Series 2016-1A, Class A 2.940%, 11/15/2019 (C)	26,346	26,382
Lendmark Funding Trust
Series 2016-2A, Class A 3.260%, 04/21/2025 (C)	1,040,000	1,040,785
MFRA Trust
Series 2017-NPL1, Class A1 3.352%, 11/25/2047 (C)	184,858	183,794
Nationstar HECM Loan Trust
Series 2017-1A, Class A 1.968%, 05/25/2027 (C)	49,590	49,415
ASSET BACKED SECURITIES (continued)
New Residential Advance Receivables Trust
Series 2017-T1, Class AT1 3.214%, 02/15/2051 (C)	$1,235,000	$1,225,695
New Residential Mortgage Trust
Series 2018-1A, Class A1A 4.000%, 12/25/2057 (C)(G)	102,278	104,617
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (C)	177,878	177,019
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (C)	110,000	109,998
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL1, Class A1 3.000%, 06/25/2057 (C)	94,103	93,472
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A 2.360%, 11/15/2023 (C)	79,506	79,301
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A 3.090%, 10/27/2025 (C)	538,471	539,349
Series 2016-3, Class A 3.050%, 12/26/2025 (C)	599,002	598,735
Series 2017-1, Class A 3.280%, 01/26/2026 (C)	437,317	438,996
Sound Point CLO XV, Ltd.
Series 2017-1A, Class A (3 month LIBOR + 1.390%) 3.134%, 01/23/2029 (C)(F)	585,000	589,355
Soundview Home Loan Trust
Series 2006-3, Class A4 (1 month LIBOR + 0.250%) 1.871%, 11/25/2036 (F)	195,000	171,317
Towd Point Mortgage Trust
Series 2016-3, Class A1 2.250%, 04/25/2056 (C)(G)	706,357	695,147
Treman Park CLO, Ltd.
Series 2015-1A, Class AR (3 month LIBOR + 1.370%) 3.115%, 04/20/2027 (C)(F)	1,370,000	1,371,091
U.S. Residential Opportunity Fund IV Trust
Series 2017-1III, Class A 3.352%, 11/27/2037 (C)	134,810	134,363
Venture XXI CLO, Ltd.
Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 2.602%, 07/15/2027 (C)(F)	571,000	571,126
VOLT LX LLC
Series 2017-NPL7, Class A1 3.250%, 06/25/2047 (C)	66,390	66,054
VOLT LXII LLC
Series 2017-NPL9, Class A1 3.125%, 09/25/2047 (C)	93,098	92,505
VOLT LXIII LLC
Series 2017-NP10, Class A1 3.000%, 10/25/2047 (C)	100,000	99,206
VOLT LXIV LLC
Series 2017-NP11, Class A1 3.375%, 10/25/2047 (C)	243,141	242,626

The accompanying notes are an integral part of the financial statements.

49

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Wendys Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)		$65,000	$64,563
Westlake Automobile Receivables Trust
Series 2017-2A, Class D 3.280%, 12/15/2022 (C)		150,000	150,000
TOTAL ASSET BACKED SECURITIES (Cost $17,107,896)			$17,095,300
PURCHASED OPTIONS – 0.1%
Puts – 0.1%
Over the Counter Option on 1 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 3.200% (Expiration Date: 2-28-19; Strike Rate: $3.200%; Counterparty: JPMorgan Chase Bank N.A.) (H)(I)		1,355,000	22,087
Over the Counter Option on 1 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 3.200% (Expiration Date: 2-28-19; Strike Rate: $3.200%; Counterparty: JPMorgan Chase Bank N.A.) (H)(I)		2,115,000	35,532
Over the Counter Option on 1 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 3.200% (Expiration Date: 2-28-19; Strike Rate: $3.200%; Counterparty: JPMorgan Chase Bank N.A.) (H)(I)		1,830,000	30,012
			87,631
TOTAL PURCHASED OPTIONS (Cost $87,631)			$87,631
SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust, 1.5822% (J)(K)		2,460	24,612
TOTAL SECURITIES LENDING COLLATERAL (Cost $24,617)			$24,612
SHORT-TERM INVESTMENTS – 3.7%
Commercial paper – 0.0%
Canadian Imperial Bank of Commerce
1.497%, 04/18/2018 *	CAD	20,000	15,555
Foreign government – 1.8%
Argentina Treasury Bill
2.967%, 06/15/2018 *		$141,055	139,805
3.032%, 05/24/2018 *		42,775	42,472
3.194%, 04/27/2018 *		74,608	74,282
Egypt Treasury Bill
14.846%, 10/16/2018 *	EGP	1,050,000	53,842
Japan Treasury Discount Bill
(0.141)%, 04/09/2018 *	JPY	113,550,000	1,064,411
			1,374,812
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.9%
Societe Generale SA Tri-Party Repurchase Agreement dated 2-28-18 at 1.360% to be repurchased at $1,400,053 on 3-1-18, collateralized by $100,000 Federal Home Loan Bank, 0.000% due 8-24-18 (valued at $99,090, including interest), $297 Federal Home Loan Mortgage Corp., 5.967% due 9-1-20 (valued at $306, including interest), $669,942 Federal National Mortgage Association, 3.500% - 4.500% due 11-1-18 to 12-1-47 (valued at $686,987, including interest), $613,646 Government National Mortgage Association, 4.500% due 2-20-47 (valued at $640,772, including interest) and $900 U.S. Treasury Notes, 1.875% due 1-31-22 (valued at $878, including interest)		$1,400,000	$1,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,734,884)			$2,790,367
Total Investments (Investment Quality Bond Fund) (Cost $95,175,274) – 125.0%			$94,180,316
Other assets and liabilities, net – (25.0%)			(18,821,563)
TOTAL NET ASSETS – 100.0%			$75,358,753
SALE COMMITMENTS OUTSTANDING - (1.8)%
U.S. Government Agency - (1.8)%
Federal Home Loan Mortgage Corp.
4.000%, TBA (B)		$(200,000)	$(206,812)
Federal National Mortgage Association
3.000%, TBA (B)		(1,195,000)	(1,158,652)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(1,389,768))			$(1,365,464)

Currency Abbreviations

ARS	Argentine Peso
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen

Security Abbreviations and Legend

GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $27,701,031 or 36.8% of the fund’s net assets as of 2-28-18.
(D)	A portion of this security is on loan as of 2-28-18.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

The accompanying notes are an integral part of the financial statements.

50

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	The rate shown is the annualized seven-day yield as of 2-28-18.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year Canada Government Bond Futures	3	Long	Jun 2018	$307,270	$307,855	$585
10-Year U.S. Treasury Note Futures	28	Long	Jun 2018	3,372,264	3,361,312	(10,952)
5-Year U.S. Treasury Note Futures	9	Long	Jun 2018	1,026,933	1,025,367	(1,566)
Eurodollar Futures	11	Long	Dec 2018	2,682,610	2,680,425	(2,185)
U.K. Long Gilt Bond Futures	6	Long	Jun 2018	997,820	1,000,145	2,325
10-Year Ultra U.S. Treasury Note Futures	7	Short	Jun 2018	(895,886)	(896,438)	(552)
Eurodollar Futures	11	Short	Dec 2019	(2,673,202)	(2,671,625)	1,577
Eurodollar Futures	8	Short	Mar 2020	(1,943,409)	(1,942,600)	809
						$(9,959)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EGP	150,000	USD	7,641	Citibank N.A.	3/29/2018	$806	—
USD	15,940	CAD	20,000	Deutsche Bank AG	4/18/2018	340	—
USD	7,677	EGP	150,000	Goldman Sachs International	3/29/2018	—	($771)
USD	294,372	EUR	238,000	Deutsche Bank AG	3/29/2018	3,406	—
USD	1,014,265	JPY	113,550,000	Citibank N.A.	4/9/2018	—	(52,912)
						$4,552	($53,683)

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
JPMorgan Chase Bank, N.A.	2,480,000	USD	Fixed 4.318%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	—	$(348,299)	$(348,299)
								—	$(348,299)	$(348,299)
				USD Federal Funds H.15
Centrally cleared	305,000	USD	Fixed 2.179%	OIS COMPOUND	Annual	Annual	Nov 2024	—	4,849	4,849
				USD Federal Funds H.15
Centrally cleared	300,000	USD	Fixed 2.179%	OIS COMPOUND	Annual	Annual	Nov 2024	$(316)	5,086	4,770
				USD Federal Funds H.15
Centrally cleared	40,000	USD	Fixed 2.250%	OIS COMPOUND	Annual	Annual	Nov 2024	493	(32)	461
				USD Federal Funds H.15
Centrally cleared	145,000	USD	Fixed 2.250%	OIS COMPOUND	Annual	Annual	Nov 2024	1,786	(115)	1,671
				USD Federal Funds H.15
Centrally cleared	432,000	USD	Fixed 2.060%	OIS COMPOUND	Annual	Annual	Nov 2024	9,860	164	10,024
				USD Federal Funds H.15
Centrally cleared	215,000	USD	Fixed 2.459%	OIS COMPOUND	Annual	Annual	Nov 2024	—	(279)	(279)
				USD Federal Funds H.15
Centrally cleared	215,000	USD	Fixed 2.453%	OIS COMPOUND	Annual	Annual	Nov 2024	—	(213)	(213)
				USD Federal Funds H.15
Centrally cleared	175,000	USD	Fixed 2.453%	OIS COMPOUND	Annual	Annual	Nov 2024	—	(165)	(165)

The accompanying notes are an integral part of the financial statements.

51

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	635,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	$(14,230)	$38,978	$24,748
								$(2,407)	$48,273	$45,866
								$(2,407)	$(300,026)	$(302,433)

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX.NA.IG.29	731,000	USD	$731,000	1.000%	Quarterly	Dec 2022	$(14,944)	$(1,442)	$(16,386)
Centrally cleared	iTraxx Europe Series 28 Version 1	440,000	USD	440,000	1.000%	Quarterly	Dec 2022	(12,263)	(1,059)	(13,322)
				$1,171,000				$(27,207)	$(2,501)	$(29,708)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Deutsche Bank AG	CMBX.NA.BBB-.6	7.195%	40,000	USD	$40,000	3.000%	Monthly	May 2063	$(6,731)	$631	$(6,100)
Deutsche Bank AG	CMBX.NA.BBB-.6	7.195%	20,000	USD	20,000	3.000%	Monthly	May 2063	(3,395)	345	(3,050)
Goldman Sachs International	CMBX.NA.BBB-.6	7.195%	30,000	USD	30,000	3.000%	Monthly	May 2063	(5,090)	515	(4,575)
Morgan Stanley and Company International	CDX.NA.HY.29	3.335%	63,000	USD	63,000	5.000%	Quarterly	Dec 2022	4,251	623	4,874
Morgan Stanley and Company International	Russian Federation	1.041%	40,000	USD	40,000	1.000%	Quarterly	Dec 2022	(338)	344	6
Morgan Stanley and Company International	Turkey Republic	1.673%	40,000	USD	40,000	1.000%	Quarterly	Dec 2022	(1,078)	(30)	(1,108)
Morgan Stanley and Company International	Turkey Republic	1.673%	20,000	USD	20,000	1.000%	Quarterly	Dec 2022	(551)	(3)	(554)
Morgan Stanley and Company International	CMBX.NA.BBB-.6	7.195%	70,000	USD	70,000	3.000%	Monthly	May 2063	(11,460)	791	(10,669)
Morgan Stanley and Company International	CMBX.NA.BBB-.6	7.195%	35,000	USD	35,000	3.000%	Monthly	May 2063	(5,828)	491	(5,337)
Morgan Stanley and Company International	CMBX.NA.BBB-.6	7.195%	35,000	USD	35,000	3.000%	Monthly	May 2063	(5,930)	593	(5,337)
					$393,000				$(36,150)	$4,300	$(31,850)
Centrally cleared	CDX.EM.28	1.222%	218,250	USD	218,250	1.000%	Quarterly	Dec 2022	(1,745)	47	(1,698)
Centrally cleared	iTraxx Crossover Series 28 Version 1	2.645%	15,000	EUR	18,695	5.000%	Quarterly	Dec 2022	1,620	446	2,066
Centrally cleared	Russian Federation	1.041%	20,000	USD	20,000	1.000%	Quarterly	Dec 2022	(89)	92	3
					$256,945				$(214)	$585	$371
					$649,945				$(36,364)	$4,885	$(31,479)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

52

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 114.9%
U.S. Government – 99.8%
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2019 to 07/15/2026		$92,441,844	$91,659,776
0.125%, 04/15/2021 to 01/15/2022 (A)		101,055,589	100,120,323
0.250%, 01/15/2025 (B)		145,368,914	141,434,720
0.375%, 07/15/2023 (B)		99,905,044	99,350,543
0.375%, 07/15/2025		26,060,191	25,579,133
0.375%, 01/15/2027 (A)		2,306,488	2,233,314
0.500%, 01/15/2028		16,273,045	15,883,479
0.625%, 07/15/2021 to 02/15/2043		208,884,682	208,488,017
0.750%, 02/15/2042 to 02/15/2045		15,201,010	14,383,262
0.875%, 02/15/2047		48,439,310	47,048,000
1.000%, 02/15/2046 to 02/15/2048		26,081,365	26,170,523
1.125%, 01/15/2021 (A)		901,584	922,723
1.250%, 07/15/2020		21,917,907	22,537,170
1.375%, 07/15/2018 (A)		400,134	405,829
1.375%, 01/15/2020 to 02/15/2044		36,759,442	39,457,260
1.750%, 01/15/2028		19,741,494	21,602,124
1.875%, 07/15/2019		22,283,973	22,955,652
2.000%, 01/15/2026		14,554,928	16,001,612
2.125%, 02/15/2040 to 02/15/2041		34,451,358	42,900,712
2.375%, 01/15/2025 (B)		124,059,496	138,496,379
2.375%, 01/15/2027		2,444,940	2,789,535
2.500%, 01/15/2029		65,737,313	77,569,579
3.375%, 04/15/2032		4,929,206	6,599,495
3.625%, 04/15/2028 (B)		81,295,597	103,875,809
3.875%, 04/15/2029		17,872,590	23,704,476
U.S. Treasury Notes
1.875%, 04/30/2022 (A)		100,000	97,156
2.000%, 02/15/2025 (A)		2,000,000	1,897,734
2.125%, 12/31/2021 (A)		500,000	492,246
2.125%, 12/31/2022 (B)		3,580,000	3,495,674
2.125%, 07/31/2024		300,000	288,621
2.500%, 05/15/2024		4,500,000	4,434,609
			1,302,875,485
U.S. Government Agency – 15.1%
Federal National Mortgage Association
2.332%, (12 month Treasury Average Index + 1.200%), 10/01/2044 (C)		20,707	20,586
3.000%, TBA (B)		17,800,000	17,228,442
3.500%, TBA (B)		107,050,000	106,756,086
4.000%, TBA (B)		72,000,000	73,643,439
			197,648,553
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,530,130,720)			$1,500,524,038
FOREIGN GOVERNMENT OBLIGATIONS – 6.0%
Argentina – 0.3%
Republic of Argentina
5.875%, 01/11/2028		$1,500,000	1,401,750
6.875%, 01/26/2027		3,000,000	3,048,030
			4,449,780
Australia – 0.5%
Commonwealth of Australia
3.000%, 09/20/2025	AUD	5,540,000	6,019,655
Canada – 0.2%
Canadian Government Real Return Bond
4.250%, 12/01/2026	CAD	2,830,088	2,931,033
Cyprus – 0.2%
Republic of Cyprus
2.750%, 06/27/2024	EUR	200,000	260,765
3.750%, 07/26/2023		450,000	619,099
3.875%, 05/06/2022		490,000	671,801
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Cyprus (continued)
Republic of Cyprus (continued)
4.250%, 11/04/2025	EUR	450,000	$640,275
			2,191,940
France – 0.4%
Government of France
0.100%, 03/01/2025		3,881,590	5,057,709
Italy – 0.5%
Republic of Italy
2.350%, 09/15/2024 (D)		4,824,462	6,716,632
Japan – 0.9%
Development Bank of Japan, Inc.
2.125%, 09/01/2022 (D)		$1,100,000	1,058,320
Government of Japan, CPI Linked Bond
0.100%, 03/10/2027	JPY	1,049,380,800	10,413,650
Japan Bank for International Cooperation
2.375%, 07/21/2022		$600,000	584,966
			12,056,936
New Zealand – 0.3%
Dominion of New Zealand, Index Linked Bond
2.111%, 09/20/2025	NZD	3,600,000	2,840,582
3.000%, 09/20/2030		600,000	514,418
			3,355,000
Spain – 0.0%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	300,000	391,485
United Kingdom – 2.7%
Government of United Kingdom
4.250%, 12/07/2027	GBP	900,000	1,548,261
Government of United Kingdom, Inflation Linked Bond
0.125%, 03/22/2026		15,610,410	24,646,128
0.125%, 03/22/2046		2,889,221	6,204,180
0.125%, 11/22/2056		518,497	1,328,339
0.125%, 11/22/2065		459,034	1,379,341
1.875%, 11/22/2022		270,370	440,881
			35,547,130
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $78,935,721)			$78,717,300
CORPORATE BONDS – 3.9%
Consumer discretionary – 0.0%
American Honda Finance Corp. (3 month LIBOR + 0.350%) 2.137%, 11/05/2021 (C)		$300,000	300,283
Time Warner Cable LLC
8.250%, 04/01/2019		100,000	105,569
Volkswagen Group of America Finance LLC
2.125%, 05/23/2019 (D)		300,000	298,024
			703,876
Consumer staples – 0.1%
BAT Capital Corp. (3 month LIBOR + 0.590%) 2.003%, 08/14/2020 (C)(D)		900,000	904,988
Energy – 0.5%
Enbridge, Inc. (3 month LIBOR + 0.400%) 2.108%, 01/10/2020 (C)		1,000,000	1,000,177
Gazprom OAO
4.625%, 10/15/2018	EUR	500,000	624,995
Kinder Morgan, Inc.
7.250%, 06/01/2018		$100,000	101,195

The accompanying notes are an integral part of the financial statements.

53

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petrobras Global Finance BV
4.375%, 05/20/2023		$200,000	$194,600
5.999%, 01/27/2028 (D)		2,568,000	2,529,480
6.125%, 01/17/2022		700,000	736,645
7.375%, 01/17/2027		1,500,000	1,623,000
			6,810,092
Financials – 2.6%
Ally Financial, Inc.
3.600%, 05/21/2018		5,700,000	5,708,550
American Tower Corp.
2.800%, 06/01/2020		100,000	99,446
Bank of America NA
1.750%, 06/05/2018		2,200,000	2,198,577
BRFkredit A/S
2.500%, 10/01/2047	DKK	9,097	1,519
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 09/15/2022		$500,000	504,843
Deutsche Bank AG
4.250%, 10/14/2021		4,200,000	4,284,624
Dexia Credit Local SA
2.375%, 09/20/2022 (D)		2,200,000	2,138,554
2.500%, 01/25/2021 (D)		1,240,000	1,231,074
General Motors Financial Company, Inc.
2.350%, 10/04/2019		100,000	98,928
HSBC Holdings PLC
6.000%, 03/29/2040	GBP	400,000	729,143
ING Bank NV
2.625%, 12/05/2022 (D)		$1,200,000	1,174,057
Intesa Sanpaolo SpA
6.500%, 02/24/2021 (D)		600,000	651,334
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) 04/30/2018 (E)		1,500,000	1,515,450
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (F)	EUR	36,000	1,867
MetLife, Inc.
6.817%, 08/15/2018		$100,000	101,919
Navient Corp.
5.500%, 01/15/2019		900,000	913,230
Nordea Kredit Realkreditaktieselskab
2.500%, 10/01/2047	DKK	3,600	601
Nykredit Realkredit A/S
2.000%, 04/01/2018		5,900,000	968,048
2.500%, 10/01/2047		21,615	3,610
Realkredit Danmark A/S
1.000%, 04/01/2018		5,400,000	885,033
2.500%, 07/01/2047		93,400	15,590
Royal Bank of Scotland Group PLC
4.700%, 07/03/2018		$100,000	100,612
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%) 10/31/2022		900,000	882,396
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.200%) 2.788%, 09/15/2020 (C)		2,000,000	2,038,963
The Toronto-Dominion Bank
2.250%, 03/15/2021 (D)		1,800,000	1,770,904
UBS AG (3 month LIBOR + 0.320%)
1.835%, 12/07/2018 (C)(D)		2,700,000	2,703,405
UBS AG (3 month LIBOR + 0.580%)
2.103%, 06/08/2020 (C)(D)		2,800,000	2,812,757
CORPORATE BONDS (continued)
Financials (continued)
UBS AG (4.750% to 5-22-18, then 5 Year U.S. Swap Rate + 3.765%) 05/22/2023		$800,000	$802,179
			34,337,213
Industrials – 0.1%
AerCap Ireland Capital DAC
3.750%, 05/15/2019		100,000	100,900
4.625%, 10/30/2020		300,000	309,965
International Lease Finance Corp.
5.875%, 04/01/2019		100,000	103,251
6.250%, 05/15/2019		400,000	414,924
8.250%, 12/15/2020		200,000	225,098
Ryder System, Inc.
2.450%, 09/03/2019		100,000	99,561
			1,253,699
Information technology – 0.1%
Dell International LLC
3.480%, 06/01/2019 (D)		200,000	201,155
eBay, Inc.
2.750%, 01/30/2023		700,000	677,427
VMware, Inc.
2.950%, 08/21/2022		280,000	270,022
3.900%, 08/21/2027		100,000	95,067
			1,243,671
Telecommunication services – 0.4%
AT&T, Inc.
5.150%, 02/14/2050		1,000,000	998,044
5.300%, 08/14/2058		300,000	300,408
AT&T, Inc. (3 month LIBOR + 0.650%)
2.372%, 01/15/2020 (C)		1,000,000	1,005,266
AT&T, Inc. (3 month LIBOR + 0.950%)
2.672%, 07/15/2021 (C)		2,700,000	2,737,683
Telefonica Emisiones SAU
5.877%, 07/15/2019		200,000	208,058
			5,249,459
Utilities – 0.1%
Sempra Energy (3 month LIBOR + 0.450%) 2.038%, 03/15/2021 (C)		900,000	901,537
TOTAL CORPORATE BONDS (Cost
$47,104,223)			$51,404,535
MUNICIPAL BONDS – 0.1%
Tobacco Settlement Finance Authority (West Virginia)
7.467%, 06/01/2047		600,000	579,750
TOTAL MUNICIPAL BONDS (Cost $574,384)			$579,750
COLLATERALIZED MORTGAGE
OBLIGATIONS – 1.2%
Commercial and residential – 1.2%
Banc of America Alternative Loan Trust
Series 2004-12, Class 1CB1 6.000%, 01/25/2035		2,143,610	2,173,940
Banc of America Mortgage Trust
Series 2005-A, Class 2A2 3.552%, 02/25/2035 (G)		182,117	180,079
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-3, Class 3A2 3.275%, 05/25/2033 (G)		28,497	28,798
Bear Stearns ALT-A Trust
Series 2003-3, Class 1A, 3.405%, 10/25/2033 (G)		5,960	5,992

The accompanying notes are an integral part of the financial statements.

54

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns ALT-A Trust (continued)
Series 2004-9, Class 6A1, 3.766%, 09/25/2034 (G)		$48,164	$47,614
Bella Vista Mortgage Trust
Series 2005-1, Class 1A1 (1 month LIBOR + 0.600%) 2.196%, 01/22/2045 (C)		508,408	487,945
Citicorp Mortgage Securities Trust
Series 2007-3, Class 3A1 5.500%, 04/25/2037		117,800	117,638
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year CMT + 2.400%), 3.430%, 05/25/2035 (C)		16,674	16,757
Series 2005-6, Class A3 (1 Year CMT + 1.800%), 2.830%, 09/25/2035 (C)		19,738	19,250
Series 2015-2, Class 1A1 (1 month LIBOR + 0.200%), 1.752%, 06/25/2047 (C)(D)		1,113,472	1,113,799
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 4A1 5.500%, 09/25/2034		773,798	789,601
CSMC Trust
Series 2015-12R, Class 2A2 (1 month LIBOR + 0.500%) 2.052%, 11/30/2037 (C)(D)		1,500,000	1,308,263
GSR Mortgage Loan Trust
Series 2004-12, Class 3A6 3.559%, 12/25/2034 (G)		564,692	568,469
HarborView Mortgage Loan Trust
Series 2004-1, Class 2A, 3.364%, 04/19/2034 (G)		2,060,697	2,041,527
Series 2005-9, Class B1 (1 month LIBOR + 0.600%), 2.194%, 06/20/2035 (C)		1,477,353	1,456,779
JPMorgan Mortgage Trust
Series 2007-A1, Class 4A2 3.739%, 07/25/2035 (G)		122,668	126,130
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1 (1 month LIBOR + 0.400%) 2.021%, 03/25/2036 (C)		494,765	91,954
New York Mortgage Trust
Series 2006-1, Class 2A3 3.654%, 05/25/2036 (G)		536,336	521,082
Residential Accredit Loans Trust
Series 2006-QO6, Class A1 (1 month LIBOR + 0.180%) 1.801%, 06/25/2046 (C)		750,611	335,510
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-19XS, Class 1A1 (1 month LIBOR + 0.320%) 1.941%, 10/25/2035 (C)		1,325,418	1,292,364
SWAN Trust
Series 2010-1, Class A (1 month BBSW + 1.300%) 3.000%, 04/25/2041 (C)	AUD	370,048	291,230
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 3.372%, 09/25/2037 (G)		$1,729,103	1,723,515
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass-Through Certificates
Series 2006-5, Class 3A6, 6.268%, 07/25/2036		$570,214	$256,766
Series 2007-HY3, Class 4A1, 3.380%, 03/25/2037 (G)		318,515	316,507
			15,311,509
U.S. Government Agency – 0.0%
Federal National Mortgage Association
Series 2003-34, Class A1, 6.000%, 04/25/2043		7,617	8,369
Series 2004-T3, Class 1A1, 6.000%, 02/25/2044		8,218	9,076
Series 2004-W12, Class 1A1, 6.000%, 07/25/2044		50,845	56,445
Series 2007-63, Class FC (1 month LIBOR + 0.350%), 1.971%, 07/25/2037 (C)		231,134	230,783
			304,673
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,805,846)			$15,616,182
ASSET BACKED SECURITIES – 3.3%
ABFC Trust
Series 2005-WF1, Class M2 (1 month LIBOR + 0.600%) 2.161%, 10/25/2034 (C)		304,117	303,647
Ares XXXI CLO, Ltd.
Series 2014-31A, Class A1R (3 month LIBOR + 1.180%) 2.648%, 08/28/2025 (C)(D)		500,000	500,970
Atlas Senior Loan Fund II, Ltd.
Series 2012-2A, Class AR (3 month LIBOR + 1.230%) 2.997%, 01/30/2024 (C)(D)		331,900	332,419
Bayview Opportunity Master Fund IIIB Trust
Series 2017-RN2, Class A1 3.475%, 04/28/2032 (D)(G)		166,510	166,393
Cavalry CLO IV, Ltd.
Series 2014-4A, Class AR (3 month LIBOR + 0.850%) 2.572%, 10/15/2026 (C)(D)		300,000	300,280
CIT Mortgage Loan Trust
Series 2007-1, Class 1A (1 month LIBOR + 1.350%) 2.971%, 10/25/2037 (C)(D)		2,070,269	2,080,554
Citigroup Mortgage Loan Trust, Inc.
Series 2005-HE4, Class M3 (1 month LIBOR + 0.460%) 2.081%, 10/25/2035 (C)		1,400,000	1,289,140
Series 2006-AMC1, Class A1 (1 month LIBOR + 0.145%) 1.766%, 09/25/2036 (C)(D)		2,448,233	2,350,038
Series 2007-OPX1, Class A5A 5.764%, 01/25/2037		443,113	313,666
Countrywide Asset-Backed Certificates
Series 2005-8, Class M5 (1 month LIBOR + 0.975%) 2.596%, 12/25/2035 (C)		500,000	504,794
CSMC Trust
Series 2017-1A, Class A 4.500%, 03/25/2021		1,072,993	1,077,266

The accompanying notes are an integral part of the financial statements.

55

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R (3 month LIBOR + 1.150%) 2.872%, 01/16/2026 (C)(D)		$400,000	$400,156
CWABS Asset-Backed Certificates Trust
Series 2005-11, Class MV3 (1 month LIBOR + 0.530%) 2.151%, 02/25/2036 (C)		1,900,000	1,882,934
First Franklin Mortgage Loan Trust
Series 2006-FF10, Class A5 (1 month LIBOR + 0.310%) 1.931%, 07/25/2036 (C)		1,500,000	1,418,722
Halcyon Loan Advisors Funding, Ltd.
Series 2015-1A, Class AR (3 month LIBOR + 0.920%) 2.665%, 04/20/2027 (C)(D)		500,000	500,210
Home Equity Asset Trust
Series 2004-3, Class M1 (1 month LIBOR + 0.855%) 2.476%, 08/25/2034 (C)		467,065	462,469
JMP Credit Advisors CLO IIIR, Ltd.
Series 2014-1RA, Class A (3 month LIBOR + 0.850%) 2.367%, 01/17/2028 (C)(D)		900,000	900,000
Long Beach Mortgage Loan Trust
Series 2006-WL1, Class 1A1 (1 month LIBOR + 0.230%) 1.851%, 01/25/2046 (C)		82,155	82,181
Monarch Grove CLO, Ltd
Series 2018-1A, Class A1 (3 month LIBOR + 0.880%) 2.443%, 01/25/2028 (C)(D)		1,600,000	1,600,000
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC7, Class M3 (1 month LIBOR + 0.975%) 2.596%, 07/25/2034 (C)		94,917	93,355
Series 2005-HE2, Class M2 (1 month LIBOR + 0.660%) 2.281%, 01/25/2035 (C)		1,003,645	975,606
Navient Student Loan Trust
Series 2016-7A, Class A (1 month LIBOR + 1.150%) 2.771%, 03/25/2066 (C)(D)		1,473,530	1,504,066
Penta CLO 2 BV
Series 2015-2A, Class AR (3 month EURIBOR + 0.790%) 0.790%, 08/04/2028 (C)(D)	EUR	1,000,000	1,221,681
RASC Series Trust
Series 2005-KS8, Class M4 (1 month LIBOR + 0.590%) 2.211%, 08/25/2035 (C)		$3,000,000	3,018,890
SLM Student Loan Trust
Series 2008-9, Class A (3 month LIBOR + 1.500%) 3.245%, 04/25/2023 (C)		4,581,371	4,687,534
Sound Point CLO IX, Ltd.
Series 2015-2A, Class AR (3 month LIBOR + 0.880%) 2.625%, 07/20/2027 (C)(D)		300,000	300,328
Sound Point CLO VIII, Ltd.
Series 2015-1A, Class AR (3 month LIBOR + 0.860%) 2.582%, 04/15/2027 (C)(D)		900,000	900,594
ASSET BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust
Series 2005-10, Class A1 (1 month LIBOR + 0.220%) 1.841%, 12/25/2035 (C)		$883,269	$878,202
Symphony CLO XV, Ltd.
Series 2014-15A, Class AR (3 month LIBOR + 1.180%) 2.911%, 10/17/2026 (C)(D)		400,000	401,213
TICP CLO I, Ltd.
Series 2015-1A, Class AR (3 month LIBOR + 0.800%) 2.550%, 07/20/2027 (C)(D)		350,000	350,000
Tralee CLO III, Ltd.
Series 2014-3A, Class AR (3 month LIBOR + 1.030%) 2.775%, 10/20/2027 (C)(D)		700,000	701,080
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR (3 month LIBOR + 0.800%)2.784%, 02/28/2026 (C)(D)		3,700,000	3,700,000
Venture XVI CLO, Ltd.
Series 2014-16A, Class ARR (3 month LIBOR + 0.850%) 2.567%, 01/15/2028 (C)(D)		4,900,000	4,900,397
Venture XXI CLO, Ltd.
Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 2.602%, 07/15/2027 (C)(D)		600,000	600,133
VOLT LV LLC
Series 2017-NPL2, Class A1 3.500%, 03/25/2047 (D)		368,689	368,149
VOLT LVII LLC
Series 2017-NPL4, Class A1 3.375%, 04/25/2047 (D)		418,441	418,235
VOLT LXII LLC
Series 2017-NPL9, Class A1 3.125%, 09/25/2047 (D)		1,675,761	1,665,090
TOTAL ASSET BACKED SECURITIES (Cost
$42,797,098)			$43,150,392
COMMON STOCKS – 0.0%
Financials – 0.0%
Rescap Liquidating Trust (H)		1,029	5,248
TOTAL COMMON STOCKS (Cost $242)			$5,248
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR (Expiration Date: 6-15-18; Strike Rate: 2.150%; Counterparty: Deutsche Bank Securities, Inc.) (H)(I)		1,100,000	447
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR (Expiration Date: 6-15-18; Strike Rate: 2.150%; Counterparty: Deutsche Bank Securities, Inc.) (H)(I)		1,850,000	751
			1,198

The accompanying notes are an integral part of the financial statements.

56

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Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
PURCHASED OPTIONS (continued)
Puts – 0.0%
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.765% (Expiration Date: 7-16-18; Strike Rate: 2.765%;Counterparty: Morgan Stanley Company, Inc.) (H)(I)		7,850,000	$191,571
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.150% (Expiration Date: 6-15-18; Strike Rate: 2.150%; Counterparty: Deutsche Bank Securities, Inc.) (H)(I)		1,100,000	193,670
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.150% (Expiration Date: 6-15-18; Strike Rate: 2.150%; Counterparty: Deutsche Bank Securities, Inc.) (H)(I)		1,850,000	325,718
Over the Counter Option on an Interest Rate Cap based on 3-month LIBOR (Expiration Date: 3-29-18; Strike Rate: 0.263%; Counterparty: Deutsche Bank Securities, Inc.) (H)(I)		59,400,000	70
Over the Counter Option on an Interest Rate Cap based on 3-month LIBOR (Expiration Date: 4-3-18; Strike Rate: 0.170%; Counterparty: Morgan Stanley Capital Group, Inc.) (H)(I)		63,300,000	4,226
Over the Counter Option on an Interest Rate Cap based on 3-month LIBOR (Expiration Date: 6-11-18; Strike Rate: 0.174%; Counterparty: Morgan Stanley Capital Group, Inc.) (H)(I)		44,200,000	7,061
			722,316
TOTAL PURCHASED OPTIONS (Cost $744,506)			$723,514
SHORT-TERM INVESTMENTS – 6.2%
Certificate of deposit – 0.6%
Barclays Bank PLC
1.940%, 09/04/2018 *		$2,400,000	2,395,846
2.060%, 03/16/2018 *		2,700,000	2,700,000
2.355%, 05/17/2018 *		3,100,000	3,100,000
			8,195,846
Foreign government – 5.4%
Argentina Treasury Bill
2.704%, 03/16/2018 *		2,110,000	2,107,616
2.737%, 05/24/2018 *		200,000	198,723
2.746%, 07/13/2018 *		800,000	791,822
2.754%, 06/15/2018 *		330,000	327,324
2.754%, 06/29/2018 *		332,000	328,952
2.763%, 05/11/2018 *		300,000	298,372
2.959%, 11/16/2018 *		1,798,000	1,758,939
2.966%, 09/28/2018 *		500,000	491,308
2.966%, 10/12/2018 *		700,000	687,024
2.966%, 10/26/2018 *		600,000	588,185
Hellenic Republic Treasury Bill
1.187%, 08/31/2018 *	EUR	3,380,000	4,098,859
1.586%, 03/16/2018 *		4,000,000	4,876,775
1.741%, 03/09/2018 *		2,600,000	3,170,774
Japan Treasury Discount Bill
(0.197)%, 04/05/2018 *	JPY	976,900,000	9,157,762
(0.160)%, 05/21/2018 *		790,000,000	7,406,955
SHORT-TERM INVESTMENTS (continued)
Foreign government (continued)
Japan Treasury Discount Bill (continued)
(0.158)%, 05/01/2018 *	JPY	2,410,000,000	$22,593,801
(0.154)%, 04/23/2018 *		368,600,000	3,455,490
(0.150)%, 05/14/2018 *		830,000,000	7,781,589
			70,120,270
U.S. Government – 0.1%
U.S. Treasury Bill
1.386%, 04/19/2018 (A)*		$906,000	904,098
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $1,688,025 on 3-1-18, collateralized by $1,655,000 U.S. Treasury Notes, 9.125% due 5-15-18 (valued at $1,723,793, including interest)		1,688,000	1,688,000
TOTAL SHORT-TERM INVESTMENTS (Cost $79,348,234)			$80,908,214
Total Investments (Real Return Bond Fund)
(Cost $1,795,440,974) – 135.6%			$1,771,629,173
Other assets and liabilities, net – (35.6%)			(465,371,821)
TOTAL NET ASSETS – 100.0%			$1,306,257,352
SALE COMMITMENTS
OUTSTANDING – (5.0)%
U.S. Government Agency – (5.0)%
Federal National Mortgage Association
3.000%, TBA (B)		$(20,000,000)	$(19,354,940)
3.000%, TBA (B)		(35,600,000)	(34,497,681)
3.500%, TBA (B)		(100,000)	(102,763)
3.500%, TBA (B)		(12,000,000)	(11,967,180)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost
$(65,969,584))			$(65,922,564)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

The accompanying notes are an integral part of the financial statements.

57

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Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	584	Long	Jun 2018	$66,556,370	$66,534,938	$(21,432)
Eurodollar Futures	8	Long	Mar 2018	1,962,410	1,957,700	(4,710)
Eurodollar Futures	8	Long	Jun 2018	1,958,610	1,954,500	(4,110)
Eurodollar Futures	8	Long	Sep 2018	1,956,210	1,952,100	(4,110)
Eurodollar Futures	8	Long	Dec 2018	1,954,010	1,949,400	(4,610)
Eurodollar Futures	8	Long	Mar 2019	1,952,610	1,947,700	(4,910)
Eurodollar Futures	8	Long	Jun 2019	1,951,410	1,945,800	(5,610)
Eurodollar Futures	8	Long	Sep 2019	1,950,410	1,944,500	(5,910)
Eurodollar Futures	8	Long	Dec 2019	1,949,510	1,943,000	(6,510)
German Euro BUND Futures	82	Long	Jun 2018	15,690,042	15,683,273	(6,769)
10-Year Australian Treasury Bond Futures	29	Short	Mar 2018	(2,860,041)	(2,878,443)	(18,402)
10-Year Japan Government Bond Future	44	Short	Mar 2018	(62,068,042)	(62,242,092)	(174,050)
10-Year U.S. Treasury Note Futures	9	Short	Jun 2018	(1,078,723)	(1,080,422)	(1,699)
Euro-BTP Italian Government Bond Futures	27	Short	Mar 2018	(4,480,692)	(4,507,840)	(27,148)
Euro-BTP Italian Government Bond Futures	13	Short	Jun 2018	(1,779,637)	(1,779,651)	(14)
Euro-OAT Futures	166	Short	Jun 2018	(30,637,984)	(30,697,987)	(60,003)
German Euro BOBL Futures	20	Short	Mar 2018	(3,211,285)	(3,197,377)	13,908
U.K. Long Gilt Bond Futures	164	Short	Jun 2018	(27,196,500)	(27,337,284)	(140,784)
U.S. Treasury Long Bond Futures	417	Short	Jun 2018	(59,449,242)	(59,813,438)	(364,196)
Ultra U.S. Treasury Bond Futures	5	Short	Jun 2018	(776,010)	(779,375)	(3,365)
						$(844,434)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	11,571,000	USD	9,109,848	Bank of America, N.A.	3/2/2018	—	($122,650)
CAD	1,744,000	USD	1,386,596	Goldman Sachs Bank USA	3/2/2018	—	(27,478)
CAD	9,059,000	USD	7,174,252	HSBC Bank USA	3/2/2018	—	(114,471)
CAD	2,500,000	USD	2,029,896	JPMorgan Chase Bank N.A.	3/2/2018	—	(81,618)
EUR	4,525,000	USD	5,539,034	Citibank N.A.	3/2/2018	—	(18,533)
EUR	24,851,000	USD	30,653,709	Goldman Sachs Bank USA	3/2/2018	—	(335,484)
GBP	27,878,000	USD	39,149,312	Citibank N.A.	3/2/2018	—	(769,688)
GBP	921,000	USD	1,310,768	Goldman Sachs Bank USA	3/2/2018	—	(42,828)
IDR	32,481,784,000	USD	2,428,000	Credit Suisse International	3/14/2018	—	(73,163)
IDR	24,354,084,000	USD	1,762,617	HSBC Bank USA	6/20/2018	—	(11,081)
INR	231,411,734	USD	3,539,814	Citibank N.A.	3/13/2018	$205	—
INR	100,238,385	USD	1,553,000	JPMorgan Chase Bank N.A.	3/13/2018	—	(19,604)
INR	219,926,000	USD	3,415,000	Nomura Global Financial Products, Inc.	3/13/2018	—	(50,684)
INR	317,243,875	USD	4,868,130	UBS AG	6/20/2018	—	(72,036)
JPY	816,885,149	USD	7,656,623	Morgan Stanley Bank, N.A.	3/2/2018	—	(359)
KRW	861,515,200	USD	793,000	Deutsche Bank AG London	3/14/2018	1,304	—
KRW	3,478,030,200	USD	3,277,605	UBS AG	3/14/2018	—	(70,914)
KRW	861,515,200	USD	797,884	HSBC Bank USA	6/20/2018	—	(1,845)
MXN	38,370,000	USD	1,934,128	BNP Paribas SA	3/1/2018	101,346	—
MXN	17,220,000	USD	906,459	Bank of America, N.A.	3/21/2018	4,205	—
USD	9,298,373	AUD	11,571,000	Citibank N.A.	3/2/2018	311,174	—
USD	9,109,790	AUD	11,571,000	Bank of America, N.A.	4/4/2018	122,217	—
USD	10,766,168	CAD	13,303,000	Bank of America, N.A.	3/2/2018	398,990	—
USD	7,178,288	CAD	9,059,000	HSBC Bank USA	4/4/2018	113,821	—
USD	1,709,677	DKK	11,472,000	BNP Paribas SA	4/3/2018	—	(174,748)

The accompanying notes are an integral part of the financial statements.

58

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Real Return Bond Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	25,928,201	EUR	20,874,000	BNP Paribas SA	3/2/2018	$461,917	—
USD	7,157,262	EUR	5,794,000	Citibank N.A.	3/2/2018	88,580	—
USD	3,362,461	EUR	2,708,000	JPMorgan Chase Bank N.A.	3/2/2018	58,701	—
USD	3,908,709	EUR	3,300,000	Barclays Bank PLC Wholesale	3/16/2018	—	($121,366)
USD	830,984	EUR	700,000	Credit Suisse International	3/16/2018	—	(23,880)
USD	30,729,430	EUR	24,851,000	Goldman Sachs Bank USA	4/4/2018	333,203	—
USD	4,181,990	EUR	3,380,000	HSBC Bank USA	8/31/2018	532	—
USD	29,826,968	GBP	21,122,000	Deutsche Bank AG London	3/2/2018	748,324	—
USD	8,312,353	GBP	5,973,000	JPMorgan Chase Bank N.A.	3/2/2018	89,328	—
USD	2,392,462	GBP	1,704,000	Standard Chartered Bank London	3/2/2018	46,566	—
USD	39,207,912	GBP	27,878,000	Citibank N.A.	4/4/2018	767,553	—
USD	595,000	IDR	8,127,700,000	Credit Suisse International	3/14/2018	5,765	—
USD	1,776,374	IDR	24,354,084,000	HSBC Bank USA	3/14/2018	10,772	—
USD	1,223,000	INR	79,005,800	Credit Suisse International	3/13/2018	14,410	—
USD	2,428,000	INR	155,326,444	Standard Chartered Bank London	3/13/2018	51,895	—
USD	4,924,618	INR	317,243,875	UBS AG	3/13/2018	71,583	—
USD	1,200,769	INR	79,005,800	Citibank N.A.	6/20/2018	6,359	—
USD	7,529,041	JPY	816,885,149	Standard Chartered Bank London	3/2/2018	—	(127,223)
USD	7,674,607	JPY	816,885,149	Morgan Stanley Bank, N.A.	4/4/2018	—	(229)
USD	8,674,303	JPY	976,900,000	Bank of America, N.A.	4/5/2018	—	(504,509)
USD	813,034	JPY	90,000,000	BNP Paribas SA	4/23/2018	—	(33,586)
USD	903,587	JPY	100,000,000	JPMorgan Chase Bank N.A.	4/23/2018	—	(37,102)
USD	1,612,655	JPY	178,600,000	UBS AG	4/23/2018	—	(67,415)
USD	17,660,251	JPY	1,920,000,000	Citibank N.A.	5/1/2018	—	(410,408)
USD	4,501,194	JPY	490,000,000	UBS AG	5/1/2018	—	(110,589)
USD	1,195,952	JPY	130,000,000	Citibank N.A.	5/14/2018	—	(28,608)
USD	4,686,386	JPY	510,000,000	Morgan Stanley Bank, N.A.	5/14/2018	—	(117,656)
USD	1,747,877	JPY	190,000,000	UBS AG	5/14/2018	—	(41,864)
USD	7,455,784	JPY	790,000,000	Morgan Stanley Bank, N.A.	5/21/2018	10,872	—
USD	795,931	KRW	861,515,200	HSBC Bank USA	3/14/2018	1,627	—
USD	3,125,252	KRW	3,478,030,200	UBS AG	3/14/2018	—	(81,439)
USD	3,285,810	KRW	3,478,030,200	UBS AG	6/20/2018	72,115	—
USD	1,834,858	MXN	38,370,000	BNP Paribas SA	3/1/2018	—	(200,616)
USD	197,747	MXN	3,757,000	Goldman Sachs Bank USA	3/21/2018	—	(939)
USD	3,304,947	NZD	4,509,000	Citibank N.A.	3/2/2018	53,057	—
USD	1,330,000	ZAR	16,096,458	Bank of America, N.A.	5/8/2018	—	(21,790)
ZAR	16,500,000	USD	1,365,206	Bank of America, N.A.	5/8/2018	20,474	—
						$3,966,895	($3,916,403)

WRITTEN OPTIONS

Options on securities
Counterparty (OTC)/			Exercise	Expiration	Number of	Notional
Exchange-traded	Name of issuer		price	date	contracts	amount	Premium	Value
Calls
Credit Suisse Securities LLC	Federal National Mortgage Association, 3.500% due 3-1-48	USD	102.73	Mar 2018	11,200,000	11,200,000	$21,000	—
J.P. Morgan Securities LLC	Federal National Mortgage Association, 3.500% due 3-1-48	USD	102.81	Mar 2018	4,100,000	4,100,000	7,367	—
							$28,367	—
Puts
Credit Suisse Securities LLC	Federal National Mortgage Association, 3.000% due 3-1-48	USD	97.85	Mar 2018	5,800,000	5,800,000	32,625	$(54,960)
Goldman Sachs and Company	Federal National Mortgage Association, 3.000% due 3-1-48	USD	97.91	Mar 2018	7,600,000	7,600,000	42,746	(75,951)
Credit Suisse Securities LLC	Federal National Mortgage Association, 3.500% due 3-1-48	USD	101.73	Mar 2018	11,200,000	11,200,000	24,500	(212,972)
J.P. Morgan Securities LLC	Federal National Mortgage Association, 3.500% due 3-1-48	USD	101.81	Mar 2018	4,100,000	4,100,000	8,648	(81,166)
							$108,519	$(425,049)
							$136,886	$(425,049)

The accompanying notes are an integral part of the financial statements.

59

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Real Return Bond Fund (continued)

Options on exchange-traded futures contracts

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Puts
Euro BOBL Futures	EUR	129.00	May 2018	75	7,500,000	$29,192	$(14,795)
Euro BOBL Futures	EUR	130.00	May 2018	75	7,500,000	29,990	(39,621)
U.S. Treasury Bond Futures	USD	143.00	Mar 2018	22	22,000	32,632	(21,656)
						$91,814	$(76,072)

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Calls
5-Year Credit Default Swap	Deutsche Bank AG	ITRAXX.O.EU28	Buy	0.475%	Apr 2018	EUR	7,000,000	$6,627	$(5,130)
								$6,627	$(5,130)
Puts
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG29	Sell	0.700%	Apr 2018	USD	15,700,000	20,410	(15,782)
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG29	Sell	0.850%	Apr 2018	USD	16,500,000	19,800	(8,369)
5-Year Credit Default Swap	Deutsche Bank AG	ITRAXX.O.EU28	Sell	0.700%	Apr 2018	EUR	7,000,000	7,229	(6,664)
								$47,439	$(30,815)
								$54,066	$(35,945)
*	For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] -
			(Final Index/Initial Index)) or $0	Apr 2020	USD	23,900,000	$213,520	—
Floor- YOY CPURNSA Index	JPMorgan Chase Bank	238.812	Maximum of (0.0% - (Final
			Index/Initial Index - 1)) or $0	Mar 2020	USD	5,900,000	66,670	$(9,534)
Floor- YOY CPURNSA Index	JPMorgan Chase Bank	238.643	Maximum of (0.0% - (Final
			Index/Initial Index - 1)) or $0	Oct 2020	USD	3,000,000	55,371	(7,224)
							$335,561	$(16,758)
*	For this type of option, notional amounts are equivalent to number of contracts.

Inflation caps

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Cap- CPURNSA Index			Maximum of ((Final Index/Initial
	JPMorgan Chase Bank	233.900	Index - 1) - 4.000%) or $0	Apr 2024	USD	5,700,000	$41,468	$(507)
Cap- CPURNSA Index			Maximum of ((Final Index/Initial
	JPMorgan Chase Bank	234.800	Index - 1) - 4.000%) or $0	May 2024	USD	500,000	3,475	(48)
Cap- Eurostat Eurozone HICP Ex			Maximum of ((Final Index/Initial
Tob	Goldman Sachs Bank USA	117.200	Index - 1) - 3.000%) or $0	Jun 2035	EUR	1,700,000	77,340	(9,060)
							$122,283	$(9,615)
*	For this type of option, notional amounts are equivalent to number of contracts.

Interest rate floors

		Strike	Floating	Expiration		Notional
Description	Counterparty (OTC)	rate	rate index	date		amount*	Premium	Value
1 Year Interest Rate Floor	Morgan Stanley Capital
	Group, Inc.	0.00%	3 month USD LIBOR	Jan 2020	USD	102,300,000	$79,283	$(123,485)
							$79,283	$(123,485)
*	For this type of option, notional amounts are equivalent to number of contracts.

The accompanying notes are an integral part of the financial statements.

60

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Real Return Bond Fund (continued)

Interest rate caps

		Strike	Floating	Expiration		Notional
Description	Counterparty (OTC)	rate	rate index	date		amount*	Premium	Value
1 Year Interest Rate Cap	Deutsche Bank AG	0.23%	3 month USD LIBOR	Mar 2018	USD	59,400,000	$26,730	$(4)
1 Year Interest Rate Cap	Morgan Stanley Capital
	Group, Inc.	0.16%	3 month USD LIBOR	Apr 2018	USD	63,300,000	22,788	(519)
1 Year Interest Rate Cap	Morgan Stanley Capital
	Group, Inc.	0.16%	3 month USD LIBOR	Jun 2018	USD	44,200,000	17,680	(3,490)
							$67,198	$(4,013)
*	For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	5,600,000	USD	USD LIBOR BBA	Fixed 1.250%	Semi-Annual	Quarterly	Jun 2018	$(2,748)	$(13,975)	$(16,723)
Centrally cleared	86,400,000	USD	Fixed 1.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2019	333,592	998,738	1,332,330
Centrally cleared	300,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2019	(1,935)	4,337	2,402
Centrally cleared	2,700,000	USD	USD LIBOR BBA	Fixed 2.250%	Semi-Annual	Quarterly	Dec 2022	3,268	(62,381)	(59,113)
Centrally cleared	9,300,000	USD	USD LIBOR BBA	Fixed 2.000%	Semi-Annual	Quarterly	Jun 2023	(359,284)	(3)	(359,287)
Centrally cleared	70,000,000	JPY	Fixed 1.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2023	(6,088)	(27,702)	(33,790)
Centrally cleared	8,000,000	USD	USD LIBOR BBA	Fixed 2.655%	Semi-Annual	Quarterly	Oct 2023	—	(80,462)	(80,462)
Centrally cleared	4,000,000	USD	USD LIBOR BBA	Fixed 2.670%	Semi-Annual	Quarterly	Nov 2023	—	(39,202)	(39,202)
Centrally cleared	4,000,000	USD	USD LIBOR BBA	Fixed 2.681%	Semi-Annual	Quarterly	Dec 2023	—	(38,354)	(38,354)
Centrally cleared	8,200,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2023	(70,568)	(77,098)	(147,666)
Centrally cleared	47,800,000	MXN	MXN TIIE Banxico	Fixed 7.200%	Monthly	Monthly	Jun 2024	457	(68,487)	(68,030)
Centrally cleared	4,700,000	USD	Fixed 2.300%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2026	(18,330)	161,674	143,344
Centrally cleared	4,800,000	USD	Fixed 1.850%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2026	(7,560)	247,688	240,128
Centrally cleared	33,300,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2026	545,594	905,372	1,450,966
Centrally cleared	39,900,000	USD	Fixed 2.400%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2026	247,484	815,955	1,063,439
Centrally cleared	13,900,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2026	(343,593)	1,555,394	1,211,801
Centrally cleared	1,510,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(26,363)	27,292	929
Centrally cleared	1,400,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2027	(14,433)	61,459	47,026
Centrally cleared	290,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	(4,518)	15,112	10,594
Centrally cleared	1,800,000	NZD	Fixed 3.250%	NZD BBR FRA	Semi-Annual	Quarterly	Mar 2028	5,494	(7,287)	(1,793)
Centrally cleared	1,040,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(60,152)	31,277	(28,875)
Centrally cleared	21,380,000	MXN	MXN TIIE Banxico	Fixed 7.480%	Monthly	Monthly	Jun 2037	(1,255)	(82,246)	(83,501)
Centrally cleared	5,800,000	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2045	(17,548)	8,652	(8,896)
				USD Federal Funds H.15
Centrally cleared	4,380,000	USD	Fixed 2.000%	OIS COMPOUND	Annual	Annual	Dec 2047	9,530	489,924	499,454
				USD Federal Funds H.15
Centrally cleared	2,856,000	USD	Fixed 2.478%	OIS COMPOUND	Annual	Annual	Dec 2047	8,797	31,310	40,107
Centrally cleared	9,750,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(197,460)	(103,140)	(300,600)
Centrally cleared	10,790,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	1,190,661	(71,918)	1,118,743
Centrally cleared	470,000	USD	Fixed 2.948%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2048	—	6,313	6,313
Centrally cleared	1,000,000	USD	Fixed 2.969%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2048	—	9,171	9,171
Centrally cleared	1,000,000	USD	Fixed 2.951%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2048	—	13,088	13,088
Centrally cleared	1,000,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2048	—	12,960	12,960
								$1,213,042	$4,723,461	$5,936,503

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
	iTraxx Europe Series 26
Centrally cleared	Version 1	5,400,000	EUR	$6,028,831	1.000%	Quarterly	Dec 2021	$(79,434)	$(88,180)	$(167,614)
	iTraxx Europe Series 28
Centrally cleared	Version 1	14,900,000	EUR	17,724,443	1.000%	Quarterly	Dec 2022	(362,305)	(84,365)	(446,670)
Centrally cleared	CDX.NA.HY.29	1,373,000	USD	1,373,000	5.000%	Quarterly	Dec 2022	(101,902)	(4,315)	(106,217)
				$25,126,274				$(543,641)	$(176,860)	$(720,501)

The accompanying notes are an integral part of the financial statements.

61

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Citibank N.A.	Federative Republic of Brazil	1.091%	200,000	USD	$200,000	1.000%	Quarterly	Jun 2021	$(11,705)	$11,527	$(178)
Credit Suissue International	Federative Republic of Brazil	1.091%	100,000	USD	100,000	1.000%	Quarterly	Jun 2021	(4,765)	4,676	(89)
Deutsche Bank AG	Republic of Italy	0.258%	2,400,000	USD	2,400,000	1.000%	Quarterly	Mar 2019	(8,699)	32,171	23,472
Deutsche Bank AG	Federative Republic of Brazil	1.091%	500,000	USD	500,000	1.000%	Quarterly	Jun 2021	(29,123)	28,678	(445)
Goldman Sachs	CMBX.NA.AAA Indices	0.409%	5,100,000	USD	5,100,000	0.500%	Monthly	Oct 2057	(252,916)	280,899	27,983
HSBC Bank USA N.A	Federative Republic of Brazil	0.291%	2,500,000	USD	2,500,000	1.000%	Quarterly	Mar 2018	671	5,240	5,911
HSBC Bank USA N.A	Federative Republic of Brazil	1.091%	2,600,000	USD	2,600,000	1.000%	Quarterly	Jun 2021	(124,264)	121,949	(2,315)
HSBC Bank USA N.A	Federative Republic of Brazil	1.402%	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2022	(61,390)	45,842	(15,548)
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.091%	200,000	USD	200,000	1.000%	Quarterly	Jun 2021	(9,616)	9,438	(178)
Merrill Lynch International	CMBX.NA.AAA Indices	0.409%	2,100,000	USD	2,100,000	0.500%	Monthly	Oct 2057	(138,707)	150,230	11,523
					$16,800,000				$(640,514)	$690,650	$50,136

Total return swaps

					Notional			Unamortized
Pay/receive					amount/			upfront	Unrealized
total	Reference	Floating	Payment		contract	Maturity	Counterparty	payment paid	appreciation
return*	entity	rate	frequency	Currency	amount	date	(OTC)	(received)	(depreciation)	Value
Pay	iBoxx High Yield Index	3 month USD LIBOR	Quarterly	USD	1,300,000	Sep 2018	Bank of America, N.A.	—	$11,588	$11,588
Pay	iBoxx High Yield Index	3 month USD LIBOR	Quarterly	USD	600,000	Mar 2018	Goldman Sachs	—	(2,550)	(2,550)
Pay	iBoxx High Yield Index	3 month USD LIBOR	Quarterly	USD	7,110,000	Mar 2018	Goldman Sachs International	—	115,296	115,296
Pay	iBoxx High Yield Index	3 month USD LIBOR	Quarterly	USD	600,000	Sep 2018	Goldman Sachs International	—	5,906	5,906
Pay	iBoxx High Yield Index	3 month USD LIBOR	Quarterly	USD	1,200,000	Sep 2018	Goldman Sachs International	—	12,371	12,371
Pay	iBoxx High Yield Index	3 month USD LIBOR	Quarterly	USD	1,200,000	Sep 2018	JP Morgan Chase Bank, N.A.	—	11,255	11,255
Pay	iBoxx High Yield Index	3 month USD LIBOR	Quarterly	USD	600,000	Sep 2018	Morgan Stanley Capital Services LLC	—	5,906	5,906
								—	$159,772	$159,772

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Inflation swaps
Counterparty									Unamortized
(OTC)/						Fixed	Floating		upfront	Unrealized
Centrally	Notional		USD notional	Payments	Payments	payment	payment		payment paid	appreciation
cleared	amount	Currency	amount	made	received	frequency	frequency	Maturity date	(received)	(depreciation)	Value
Bank of America
N.A.	11,700,000	USD	$11,700,000	Fixed 1.570%	USA CPI-U	At Maturity	At Maturity	Nov 2020	—	$274,821	$274,821
Deutsche Bank
AG	1,100,000	USD	1,100,000	Fixed 2.500%	USA CPI-U	At Maturity	At Maturity	Jul 2022	$4,276	(93,761)	(89,485)
Goldman Sachs	1,800,000	USD	1,800,000	Fixed 2.033%	USA CPI-U	At Maturity	At Maturity	Apr 2018	—	(56,967)	(56,967)
Morgan Stanley
Capital
Services LLC	2,500,000	USD	2,500,000	USA CPI-U	Fixed 1.800%	At Maturity	At Maturity	Jul 2026	—	(117,074)	(117,074)
Morgan Stanley
Capital
Services LLC	900,000	USD	900,000	USA CPI-U	Fixed 1.805%	At Maturity	At Maturity	Sep 2026	—	(41,365)	(41,365)
			$18,000,000						$4,276	$(34,346)	$(30,070)
Centrally cleared	6,300,000	USD	6,300,000	Fixed 1.680%	USA CPI-U	At Maturity	At Maturity	Apr 2018	—	28,106	28,106
Centrally cleared	500,000	USD	500,000	Fixed 1.580%	USA CPI-U	At Maturity	At Maturity	May 2018	61	3,499	3,560
Centrally cleared	6,700,000	USD	6,700,000	Fixed 2.168%	USA CPI-U	At Maturity	At Maturity	Jul 2020	—	14,753	14,753
Centrally cleared	4,400,000	USD	4,400,000	Fixed 2.027%	USA CPI-U	At Maturity	At Maturity	Nov 2020	—	31,529	31,529
Centrally cleared	4,100,000	USD	4,100,000	Fixed 2.021%	USA CPI-U	At Maturity	At Maturity	Nov 2020	—	30,023	30,023
Centrally cleared	2,700,000	USD	2,700,000	Fixed 1.550%	USA CPI-U	At Maturity	At Maturity	Jul 2021	71,984	15,644	87,628
Centrally cleared	2,160,000	USD	2,160,000	Fixed 1.603%	USA CPI-U	At Maturity	At Maturity	Sep 2021	51,654	10,829	62,483
					Eurozone HICP
Centrally cleared	270,000	EUR	281,759	Fixed 1.165%	Ex Tob	At Maturity	At Maturity	Dec 2021	166	4,518	4,684
Centrally cleared	2,300,000	USD	2,300,000	Fixed 2.069%	USA CPI-U	At Maturity	At Maturity	Jul 2022	—	22,261	22,261
Centrally cleared	3,790,000	EUR	4,702,360	FRC EXT CPI	Fixed 1.350%	At Maturity	At Maturity	Jan 2023	1,150	(2,304)	(1,154)
Centrally cleared	25,280,000	USD	25,280,000	Fixed 2.210%	USA CPI-U	At Maturity	At Maturity	Feb 2023	—	39,158	39,158
Centrally cleared	2,700,000	USD	2,700,000	USA CPI-U	Fixed 1.730%	At Maturity	At Maturity	Jul 2026	(130,485)	(13,132)	(143,617)
Centrally cleared	7,300,000	USD	7,300,000	USA CPI-U	Fixed 1.762%	At Maturity	At Maturity	Aug 2026	(323,254)	(29,776)	(353,030)
Centrally cleared	2,160,000	USD	2,160,000	USA CPI-U	Fixed 1.801%	At Maturity	At Maturity	Sep 2026	(90,087)	(8,358)	(98,445)
Centrally cleared	1,300,000	USD	1,300,000	USA CPI-U	Fixed 1.780%	At Maturity	At Maturity	Sep 2026	(56,984)	(5,239)	(62,223)

The accompanying notes are an integral part of the financial statements.

62

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Inflation swaps (continued)
Counterparty									Unamortized
(OTC)/						Fixed	Floating		upfront	Unrealized
Centrally	Notional		USD notional	Payments	Payments	payment	payment		payment paid	appreciation
cleared	amount	Currency	amount	made	received	frequency	frequency	Maturity date	(received)	(depreciation)	Value
				Eurozone HICP
Centrally cleared	840,000	EUR	$958,188	Ex Tob	Fixed 1.385%	At Maturity	At Maturity	Dec 2026	$(1,114)	$(13,920)	$(15,034)
Centrally cleared	5,500,000	EUR	6,406,292	EUR EXT CPI	Fixed 1.360%	At Maturity	At Maturity	Jun 2027	(79,783)	(36,246)	(116,029)
Centrally cleared	4,200,000	USD	4,200,000	USA CPI-U	Fixed 2.080%	At Maturity	At Maturity	Jul 2027	—	(100,348)	(100,348)
Centrally cleared	2,060,000	USD	2,060,000	USA CPI-U	Fixed 2.180%	At Maturity	At Maturity	Sep 2027	—	(34,945)	(34,945)
Centrally cleared	2,000,000	USD	2,000,000	USA CPI-U	Fixed 2.150%	At Maturity	At Maturity	Sep 2027	—	(40,306)	(40,306)
Centrally cleared	4,600,000	USD	4,600,000	USA CPI-U	Fixed 2.156%	At Maturity	At Maturity	Oct 2027	—	(88,612)	(88,612)
Centrally cleared	17,200,000	EUR	20,369,470	EUR EXT CPI	Fixed 1.520%	At Maturity	At Maturity	Nov 2027	(13,684)	(69,899)	(83,583)
Centrally cleared	1,590,000	EUR	1,974,064	FRC EXT CPI	Fixed 1.575%	At Maturity	At Maturity	Jan 2028	—	542	542
Centrally cleared	12,740,000	USD	12,740,000	USA CPI-U	Fixed 2.335%	At Maturity	At Maturity	Feb 2028	27,461	30,228	57,689
Centrally cleared	6,660,000	EUR	8,304,243	FRC EXT CPI	Fixed 1.590%	At Maturity	At Maturity	Feb 2028	(184)	16,061	15,877
Centrally cleared	970,000	EUR	1,208,765	FRC EXT CPI	Fixed 1.606%	At Maturity	At Maturity	Feb 2028	—	4,307	4,307
Centrally cleared	1,900,000	GBP	2,335,004	UK RPI	Fixed 3.190%	At Maturity	At Maturity	Apr 2030	(96,211)	49,232	(46,979)
Centrally cleared	2,800,000	GBP	3,415,710	UK RPI	Fixed 3.350%	At Maturity	At Maturity	May 2030	(27,533)	65,372	37,839
Centrally cleared	4,400,000	GBP	5,524,970	UK RPI	Fixed 3.400%	At Maturity	At Maturity	Jun 2030	23,073	66,548	89,621
Centrally cleared	5,570,000	GBP	7,204,811	UK RPI	Fixed 3.325%	At Maturity	At Maturity	Aug 2030	(21,331)	(9,961)	(31,292)
Centrally cleared	600,000	GBP	740,060	UK RPI	Fixed 3.140%	At Maturity	At Maturity	Apr 2031	(56,115)	7,007	(49,108)
Centrally cleared	3,700,000	GBP	4,668,104	UK RPI	Fixed 3.100%	At Maturity	At Maturity	Jun 2031	(344,050)	(41,978)	(386,028)
Centrally cleared	5,030,000	GBP	6,512,440	UK RPI	Fixed 3.530%	At Maturity	At Maturity	Oct 2031	74,757	4,019	78,776
Centrally cleared	7,060,000	GBP	9,193,085	UK RPI	Fixed 3.470%	At Maturity	At Maturity	Sep 2032	(20,821)	4,183	(16,638)
Centrally cleared	500,000	GBP	651,675	UK RPI	Fixed 3.358%	At Maturity	At Maturity	Apr 2035	(10,640)	5,207	(5,433)
Centrally cleared	1,220,000	EUR	1,513,655	FRC EXT CPI	Fixed 1.910%	At Maturity	At Maturity	Jan 2038	3,223	19,508	22,731
Centrally cleared	1,190,000	GBP	1,494,549	Fixed 3.585%	UK RPI	At Maturity	At Maturity	Oct 2046	(98,586)	32,633	(65,953)
Centrally cleared	630,000	GBP	832,352	Fixed 3.428%	UK RPI	At Maturity	At Maturity	Mar 2047	24,121	20,483	44,604
			$181,791,556						$(1,093,212)	$30,626	$(1,062,586)
			$199,791,556						$(1,088,936)	$(3,720)	$(1,092,656)
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BBA	The British Banker’s Association
BBR	Bank Bill Rate
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
RPI	Retail Price Index
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Short Term Government Income Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 96.2%
U.S. Government – 31.8%
U.S. Treasury Notes
1.000%, 03/15/2019	$8,785,000	$8,684,453
1.125%, 06/30/2021	6,045,000	5,781,948
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.250%, 12/31/2018 to 03/31/2021	$38,165,000	$37,562,502
1.375%, 09/30/2020	2,855,000	2,784,517

The accompanying notes are an integral part of the financial statements.

63

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.500%, 05/15/2020	$6,590,000	$6,474,932
1.625%, 06/30/2020	30,450,000	29,955,187
1.750%, 11/30/2021	6,715,000	6,525,091
1.875%, 04/30/2022 to 07/31/2022	29,155,000	28,266,329
		126,034,959
U.S. Government Agency – 64.4%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019	7,370,000	7,253,930
1.430%, 04/18/2019	5,250,000	5,213,639
1.640%, 04/17/2020	7,095,000	7,005,504
1.675%, 02/24/2020	3,760,000	3,718,448
1.750%, 06/15/2020	3,775,000	3,731,199
2.000%, 01/15/2021	10,055,000	9,942,113
Federal Farm Credit Bank
1.290%, 07/13/2020	3,590,000	3,499,040
1.440%, 08/16/2021	4,680,000	4,498,748
1.680%, 04/05/2021	4,290,000	4,170,365
1.950%, 11/02/2021	9,500,000	9,299,142
2.090%, 11/15/2021	4,800,000	4,704,878
2.230%, 11/15/2022	8,880,000	8,659,394
Federal Home Loan Bank
1.125%, 10/11/2019	4,345,000	4,265,717
1.550%, 10/26/2020	4,075,000	3,972,872
1.700%, 04/26/2021	4,450,000	4,331,795
1.750%, 07/13/2020	9,745,000	9,599,770
1.875%, 11/29/2021	10,000,000	9,760,910
1.950%, 11/05/2020	3,300,000	3,254,434
2.260%, 10/04/2022	5,690,000	5,567,159
Federal Home Loan Mortgage Corp.
1.250%, 07/26/2019	3,590,000	3,542,253
1.300%, 08/23/2019	5,800,000	5,725,772
1.375%, 08/15/2019 to 04/20/2020	14,210,000	13,994,614
1.765%, 06/26/2020	8,195,000	8,072,739
1.930%, 08/27/2021	2,100,000	2,050,908
2.000%, 11/20/2020 to 02/26/2021	14,045,000	13,859,877
3.000%, 07/01/2030 to 09/01/2032	4,988,716	4,984,756
3.500%, 06/01/2030 to 08/01/2032	18,119,623	18,482,134
5.500%, 07/01/2040	763,078	846,987
Federal National Mortgage Association
1.250%, 08/23/2019	5,745,000	5,661,611
1.500%, 11/30/2020	11,000,000	10,733,998
1.900%, 11/24/2020	5,300,000	5,214,834
1.950%, 11/09/2020	5,740,000	5,658,176
2.500%, 10/01/2027	1,135,061	1,121,414
3.000%, 01/01/2027 to 03/01/2031	16,213,971	16,253,648
3.500%, 12/01/2025 to 03/01/2032	8,900,861	9,074,979
5.500%, 05/01/2034 to 08/01/2040	961,152	1,057,136
6.500%, 01/01/2039	568,596	639,483
Tennessee Valley Authority
3.875%, 02/15/2021	10,745,000	11,170,652
4.500%, 04/01/2018	3,981,000	3,990,905
		254,585,933
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $389,235,317)		$380,620,892
COLLATERALIZED MORTGAGE
OBLIGATIONS – 2.5%
U.S. Government Agency – 2.5%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA, 2.000%, 04/15/2031	$538,388	531,705
Series K017, Class X1 IO, 1.347%, 12/25/2021	19,475,488	812,901
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K018, Class X1 IO, 1.368%, 01/25/2022	$2,460,219	$103,973
Series K022, Class X1 IO, 1.249%, 07/25/2022	7,124,844	320,372
Series K026, Class X1 IO, 1.013%, 11/25/2022	3,035,906	117,107
Series K030, Class X1 IO, 0.205%, 04/25/2023	131,582,312	1,220,492
Series K038, Class X1 IO, 1.174%, 03/25/2024	4,798,425	276,765
Series K704, Class X1 IO, 1.964%, 08/25/2018	9,155,963	36,621
Series K706, Class X1 IO, 1.546%, 10/25/2018	3,798,455	25,730
Series K707, Class X1 IO, 1.513%, 12/25/2018	1,371,229	10,539
Series K709, Class X1 IO, 1.503%, 03/25/2019	2,024,945	23,816
Series K710, Class X1 IO, 1.731%, 05/25/2019	2,688,452	41,000
Series K711, Class X1 IO, 1.681%, 07/25/2019	5,270,210	82,528
Series K715, Class X1 IO, 1.128%, 01/25/2021	14,968,768	405,576
Series K718, Class X1 IO, 0.642%, 01/25/2022	14,201,339	302,574
Federal National Mortgage Association
Series 2013-100, Class CA, 4.000%, 03/25/2039	863,556	884,181
Series 2014-28, Class BD, 3.500%, 08/25/2043	1,284,615	1,297,139
Government National Mortgage Association
Series 2012-114, Class IO, 0.804%, 01/16/2053	1,000,431	52,100
Series 2016-94, Class IO, 1.169%, 12/16/2057	5,110,044	422,974
Series 2017-109, Class IO, 0.612%, 04/16/2057	2,656,876	158,451
Series 2017-124, Class IO, 0.705%, 01/16/2059	3,289,261	224,997
Series 2017-135, Class IO, 0.840%, 10/16/2058	2,620,209	191,237
Series 2017-140, Class IO, 0.609%, 02/16/2059	1,918,152	128,957
Series 2017-159, Class IO, 0.545%, 06/16/2059	2,951,934	174,785
Series 2017-169, Class IO, 0.744%, 01/16/2060	5,799,479	401,012
Series 2017-20, Class IO, 0.749%, 12/16/2058	3,470,557	224,164
Series 2017-3, Class IO, 0.908%, 09/16/2058	3,225,676	233,234
Series 2017-41, Class IO, 0.792%, 07/16/2058	2,424,643	167,732
Series 2017-46, Class IO, 0.619%, 11/16/2057	2,630,836	163,507
Series 2017-61, Class IO, 0.767%, 05/16/2059	1,556,640	123,559
Series 2017-74, Class IO, 0.780%, 09/16/2058	3,419,390	216,515

The accompanying notes are an integral part of the financial statements.

64

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued) Series 2017-89, Class IO, 0.765%, 07/16/2059	$3,452,108	$267,894
		9,644,137
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,672,978)		$9,644,137
SHORT-TERM INVESTMENTS – 1.1%
U.S. Government Agency – 0.5%
Federal Agricultural Mortgage Corp. Discount Note
1.150%, 03/01/2018 *	$293,000	293,000
Federal Home Loan Bank Discount Note
0.900%, 03/01/2018 *	192,000	192,000
1.000%, 03/01/2018 *	496,000	496,000
1.120%, 03/01/2018 *	945,000	945,000
		1,926,000
Repurchase agreement – 0.6%
Barclays Tri-Party Repurchase Agreement 2-28-18 at 1.350% to be repurchased at $1,997,075 on 3-1-18, collateralized by $2,175,500 U.S. Treasury Notes, 1.375% due 6-30-23 (valued at $2,036,588,including interest), $200 U.S. Treasury Inflation Indexed Bonds, 2.000% due 1-15-26 (valued at $273, including interest) and $200 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-18 (valued at $214, including interest)	1,997,000	1,997,000
Repurchase Agreement with State Street Corp. 2-28-18 at 0.540% to be repurchased at $505,008 on 3-1-18, collateralized by $520,000 Federal Home Loan Discount Notes, 0.000% due 4-25-18 (valued at $518,698, including interest)	505,000	505,000
		2,502,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,428,000)		$4,428,000
Total Investments (Short Term Government Income Fund) (Cost $402,336,295) – 99.8%		$394,693,029
Other assets and liabilities, net – 0.2%		846,519
TOTAL NET ASSETS – 100.0%		$395,539,548

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Total Return Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 61.9%
U.S. Government – 15.7%
U.S. Treasury Bonds
2.500%, 02/15/2045	$20,300,000	$17,977,395
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
2.750%, 08/15/2042 to 11/15/2042 (A)	$52,300,000	$49,093,031
2.875%, 05/15/2043	10,800,000	10,348,594
3.000%, 05/15/2042 to 11/15/2044 (A)	28,800,000	28,205,254
3.125%, 02/15/2043 (A)	7,600,000	7,619,891
3.125%, 08/15/2044	44,000,000	44,029,219
3.375%, 05/15/2044	13,700,000	14,325,598
3.625%, 08/15/2043 to 02/15/2044 (A)	12,300,000	13,404,356
3.750%, 11/15/2043	14,900,000	16,565,191
4.250%, 05/15/2039 (A)	1,500,000	1,782,188
4.375%, 05/15/2040 (A)	3,600,000	4,360,219
4.500%, 08/15/2039 (A)	2,400,000	2,948,437
4.625%, 02/15/2040 (A)	2,100,000	2,625,574
U.S. Treasury Notes
1.875%, 07/31/2022 to 08/31/2022 (A)	20,600,000	19,960,157
2.000%, 10/31/2022 (A)	800,000	777,594
2.125%, 09/30/2024 (A)	54,600,000	52,437,328
2.250%, 08/15/2027	52,400,000	49,642,859
2.375%, 05/15/2027	28,400,000	27,239,594
		363,342,479
U.S. Government Agency – 46.2%
Federal Home Loan Mortgage Corp.
3.500%, TBA (B)	10,000,000	9,987,971
3.551%, (12 month LIBOR + 1.801%), 11/01/2035 (C)	22,503	23,518
3.607%, (12 month LIBOR + 1.792%), 06/01/2034 (C)	35,159	36,998
3.873%, (1 Year CMT + 2.574%), 01/01/2029 (C)	13,326	13,739
4.000%, TBA (B)	24,000,000	24,549,374
4.000%, 05/01/2029 to 09/01/2035	456,992	475,051
4.500%, TBA (B)	11,000,000	11,501,016
4.500%, 10/01/2025 to 10/01/2041	254,531	268,708
5.500%, 04/01/2035 to 01/01/2040	834,699	919,544
6.000%, 08/01/2022 to 05/01/2040	10,717,482	11,951,674
Federal National Mortgage Association
2.310%, 08/01/2022	3,126,860	3,045,881
2.332%, (12 month Treasury Average Index + 1.200%), 06/01/2043 (C)	261,092	259,607
2.532%, (12 month Treasury Average Index + 1.400%), 10/01/2040 (C)	22,410	22,469
2.640%, 06/01/2022	3,657,555	3,614,864
2.870%, 09/01/2027	3,010,680	2,902,073
2.940%, 07/01/2022	1,465,971	1,465,172
2.957%, (12 month Treasury Average Index + 1.838%), 11/01/2035 (C)	67,394	68,641
3.000%, TBA (B)	259,600,000	252,346,475
3.000%, 04/01/2022 to 05/01/2022	122,129	122,914
3.008%, (12 month LIBOR + 1.258%), 11/01/2034 (C)	69,788	71,523
3.050%, (1 Year CMT + 2.175%), 03/01/2035 (C)	4,738	4,911
3.155%, 05/01/2022	5,050,821	5,093,502
3.246%, (1 Year CMT + 2.148%), 09/01/2035 (C)	512,037	539,662
3.277%, (1 Year CMT + 2.239%), 01/01/2036 (C)	3,505,927	3,696,891
3.298%, (12 month LIBOR + 1.489%), 05/01/2035 (C)	80,942	83,023
3.330%, 11/01/2021	304,268	308,821
3.387%, (12 month LIBOR + 1.577%), 01/01/2035 (C)	32,093	33,110
3.387%, (12 month LIBOR + 1.637%), 05/01/2035 (C)	27,435	28,239

The accompanying notes are an integral part of the financial statements.

65

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.486%, (12 month LIBOR + 1.736%), 09/01/2035 (C)		$36,682	$38,346
3.500%, TBA (B)		327,000,000	326,518,544
3.500%, 01/01/2021 to 10/01/2030		2,214,426	2,255,852
3.538%, (12 month LIBOR + 1.777%), 07/01/2034 (C)		56,685	59,362
3.580%, (12 month LIBOR + 1.715%), 06/01/2035 (C)		144,937	152,526
3.953%, (COFI + 1.254%), 05/01/2036 (C)		226,361	231,057
4.000%, TBA (B)		266,000,000	272,155,458
4.000%, 08/01/2018 to 08/01/2041		8,418,243	8,675,965
4.500%, TBA (B)		17,000,000	17,783,203
4.500%, 03/01/2019 to 07/01/2042		6,464,097	6,798,957
5.000%, TBA (B)		5,000,000	5,335,298
5.000%, 03/01/2023 to 05/01/2041		1,666,040	1,791,514
5.500%, 06/01/2018 to 09/01/2041		28,385,984	31,165,190
6.000%, TBA (B)		1,000,000	1,110,781
6.000%, 03/01/2021 to 05/01/2041		9,490,522	10,491,463
6.500%, 03/01/2036 to 11/01/2037		5,204	5,896
Government National Mortgage Association
2.375%, (1 Year CMT + 1.500%), 02/20/2024 to 02/20/2032 (C)		164,587	168,240
2.625%, (1 Year CMT + 1.500%), 05/20/2023 to 05/20/2030 (C)		74,223	75,272
2.750%, (1 Year CMT + 1.500%), 09/20/2021 (C)		6,717	6,754
3.000%, 12/15/2044		584,074	573,316
3.125%, (1 Year CMT + 1.500%), 10/20/2029 to 11/20/2029 (C)		89,283	91,140
3.500%, TBA (B)		21,000,000	21,120,179
4.000%, TBA (B)		14,500,000	14,874,356
4.000%, 10/20/2044		54,822	56,700
5.000%, TBA (B)		8,000,000	8,391,476
5.000%, 10/15/2033 to 09/15/2040		7,287,943	7,831,250
U.S. Small Business Administration
5.130%, 09/01/2023		13,094	13,674
5.520%, 06/01/2024		231,770	241,607
			1,071,448,747
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,458,793,068)			$1,434,791,226
FOREIGN GOVERNMENT OBLIGATIONS – 1.1%
Canada – 0.5%
Province of Ontario
1.650%, 09/27/2019		$5,500,000	5,430,544
3.150%, 06/02/2022	CAD	1,400,000	1,125,793
4.400%, 04/14/2020		$800,000	829,402
Province of Quebec
3.500%, 07/29/2020		1,000,000	1,020,280
3.500%, 12/01/2022	CAD	600,000	490,371
4.250%, 12/01/2021		2,800,000	2,336,446
			11,232,836
Japan – 0.6%
Japan Bank for International Cooperation
2.875%, 07/21/2027		$6,600,000	6,407,330
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Japan Finance Organization for Municipalities
2.625%, 04/20/2022 (D)		$7,000,000	$6,875,612
			13,282,942
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $26,278,549)			$24,515,778
CORPORATE BONDS – 40.0%
Consumer discretionary – 2.2%
Amazon.com, Inc.
3.150%, 08/22/2027 (D)		3,900,000	3,759,386
American Honda Finance Corp. (3 month LIBOR + 0.350%) 2.137%, 11/05/2021 (C)		6,500,000	6,506,127
Daimler Finance North America LLC
2.241%, 02/12/2021 (C)(D)		11,800,000	11,804,730
Discovery Communications LLC
5.625%, 08/15/2019		300,000	311,774
DISH DBS Corp.
4.250%, 04/01/2018		400,000	400,000
Ford Motor Credit Company LLC
2.551%, 10/05/2018		7,566,000	7,563,104
General Motors Financial Company, Inc.
2.450%, 11/06/2020		5,800,000	5,680,794
3.150%, 01/15/2020		4,300,000	4,306,617
3.200%, 07/13/2020		1,500,000	1,499,963
General Motors Financial Company, Inc. (3 month LIBOR + 0.930%) 2.650%, 04/13/2020 (C)		6,500,000	6,572,571
Volkswagen Group of America Finance LLC (3 month LIBOR + 0.470%) 2.374%, 05/22/2018 (C)(D)		1,800,000	1,800,345
Wynn Las Vegas LLC
5.500%, 03/01/2025 (D)		900,000	912,375
			51,117,786
Consumer staples – 1.0%
BAT Capital Corp.
2.764%, 08/15/2022 (D)		3,600,000	3,497,341
3.557%, 08/15/2027 (D)		5,500,000	5,257,708
CVS Health Corp.
2.800%, 07/20/2020		6,700,000	6,652,850
CVS Pass-Through Trust
6.943%, 01/10/2030		215,527	244,090
Philip Morris International, Inc.
2.375%, 08/17/2022		6,800,000	6,557,804
			22,209,793
Energy – 1.3%
Andeavor Logistics LP
5.500%, 10/15/2019		1,695,000	1,748,054
Enbridge, Inc. (3 month LIBOR + 0.700%) 2.288%, 06/15/2020 (C)		5,300,000	5,334,067
Energy Transfer Partners LP
4.500%, 11/01/2023		4,500,000	4,575,935
Kerr-McGee Corp.
6.950%, 07/01/2024		2,363,000	2,741,381
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 12/01/2021 (D)		2,632,000	2,566,200
Odebrecht Drilling Norbe VIII/IX, Ltd. (7.350% Cash or 6.350% PIK)
7.350%, 12/01/2026 (D)		3,875,746	2,131,660
Odebrecht Offshore Drilling Finance, Ltd.
6.720%, 12/01/2022 (D)		135,252	129,842

The accompanying notes are an integral part of the financial statements.

66

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) 7.720%, 12/01/2026 (D)		$382,342	$126,173
Odebrecht Oil & Gas Finance, Ltd.
4.518%, 04/03/2018 (D)(E)(F)(G)		2,223,425	56,697
ONEOK Partners LP
8.625%, 03/01/2019		2,900,000	3,061,873
Petrobras Global Finance BV
6.125%, 01/17/2022		7,100,000	7,471,685
			29,943,567
Financials – 28.5%
ABN AMRO Bank NV
1.800%, 09/20/2019 (D)		700,000	689,494
Ally Financial, Inc.
4.750%, 09/10/2018		8,700,000	8,776,647
American International Group, Inc.
6.400%, 12/15/2020		1,900,000	2,062,100
Banco do Brasil SA
6.000%, 01/22/2020 (D)		2,800,000	2,921,800
Banco Santander SA (6.250% to 9-11-21, then 5 Year Euro Swap Rate +
5.640%) 09/11/2021 (F)	EUR	3,400,000	4,614,958
Bank of America Corp.
2.625%, 04/19/2021		$1,500,000	1,478,326
2.650%, 04/01/2019		2,800,000	2,801,396
3.300%, 01/11/2023		3,400,000	3,388,335
6.875%, 04/25/2018		16,000,000	16,108,640
Bank of America Corp. (3 month LIBOR + 0.650%) 2.345%, 10/01/2021 (C)		7,000,000	7,051,734
Bank of America Corp. (3 month LIBOR + 1.000%) 2.741%, 04/24/2023 (C)		4,400,000	4,470,546
Barclays Bank PLC (14.000% to 6-15-19, then 3 month GBP LIBOR + 13.400%) 06/15/2019 (F)	GBP	600,000	944,760
Barclays PLC (3 month LIBOR + 1.625%) 3.333%, 01/10/2023 (C)		$4,600,000	4,733,170
Barclays PLC (3 month LIBOR + 2.110%) 3.921%, 08/10/2021 (C)		10,400,000	10,890,155
Barclays PLC (7.000% to 9-15-19, then 5 Year British Pound Swap Rate + 5.084%) 09/15/2019 (F)	GBP	1,800,000	2,611,676
Barclays PLC (7.875% to 9-15-22, then 5 Year British Pound Swap Rate + 6.099%) 09/15/2022 (F)		4,300,000	6,583,299
BBVA Bancomer SA
6.500%, 03/10/2021 (D)		$1,500,000	1,597,500
Blackstone CQP Holdco LP
6.000%, 08/18/2021 (D)		4,600,000	4,621,850
6.500%, 03/20/2021 (D)		11,800,000	11,903,250
Boston Properties LP
3.850%, 02/01/2023		5,200,000	5,323,851
Capital One Financial Corp.
2.400%, 10/30/2020		5,800,000	5,697,798
Capital One Financial Corp. (3 month LIBOR + 0.450%) 2.217%, 10/30/2020 (C)		5,800,000	5,790,644
CIT Group, Inc.
3.875%, 02/19/2019		2,600,000	2,613,000
5.500%, 02/15/2019 (D)		1,002,000	1,025,798
Citigroup, Inc.
2.750%, 04/25/2022		6,600,000	6,459,720
2.900%, 12/08/2021		5,000,000	4,936,376
Citigroup, Inc. (3 month LIBOR + 0.960%) 2.705%, 04/25/2022 (C)		6,600,000	6,693,184
CORPORATE BONDS (continued)
Financials (continued)
Cooperatieve Rabobank UA
4.375%, 08/04/2025		$1,500,000	$1,523,911
Corp. Financiera de Desarrollo SA
3.250%, 07/15/2019 (D)		4,100,000	4,100,000
Credit Suisse Group AG (3.869% to 1-12-28, then 3 month LIBOR + 1.410%) 01/12/2029 (D)		5,000,000	4,856,732
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021		2,900,000	2,907,904
3.750%, 03/26/2025		5,800,000	5,725,647
3.800%, 06/09/2023		6,000,000	6,037,373
Deutsche Bank AG
3.300%, 11/16/2022		8,200,000	7,995,910
3.950%, 02/27/2023		4,200,000	4,196,316
4.250%, 10/14/2021		4,300,000	4,386,639
Deutsche Bank AG (3 month LIBOR + 0.970%) 2.692%, 07/13/2020 (C)		3,700,000	3,705,920
Deutsche Bank AG (3 month LIBOR + 1.910%) 3.721%, 05/10/2019 (C)		8,400,000	8,535,291
Discover Financial Services (5.500% to 10-30-27, then 3 month LIBOR + 3.076%) 10/30/2027 (F)		2,200,000	2,208,250
Goodman US Finance Three LLC
3.700%, 03/15/2028 (D)		5,000,000	4,794,426
HSBC Holdings PLC
3.400%, 03/08/2021		4,900,000	4,933,432
HSBC Holdings PLC (3 month LIBOR + 2.240%) 3.763%, 03/08/2021 (C)		4,100,000	4,318,256
HSBC Holdings PLC (3.033% to 11-22-22, then 3 month LIBOR + 0.923%) 11/22/2023		7,400,000	7,254,504
ING Bank NV
2.625%, 12/05/2022 (D)		3,000,000	2,935,143
Jefferies Finance LLC
7.375%, 04/01/2020 (D)		3,500,000	3,542,035
JPMorgan Chase & Co.
2.400%, 06/07/2021		4,400,000	4,314,885
2.550%, 03/01/2021		3,300,000	3,257,800
2.750%, 06/23/2020		9,100,000	9,073,387
JPMorgan Chase & Co. (3 month LIBOR + 0.550%) 2.295%, 04/25/2018 (C)		3,200,000	3,201,884
JPMorgan Chase & Co. (3 month LIBOR + 0.510%) 1.991%, 03/01/2018 (C)		8,500,000	8,500,000
JPMorgan Chase Bank NA (3 month LIBOR + 0.250%) 2.070%, 02/13/2020 (C)		7,000,000	6,996,398
Lloyds Bank PLC (12.000% to 12-16-24, then 3 month LIBOR + 11.750%) 12/16/2024 (D)(F)		17,300,000	22,492,093
Lloyds Banking Group PLC (7.000% to 6-27-19, then 5 Year British Pound Swap Rate + 5.060%) 06/27/2019 (F)	GBP	2,000,000	2,900,662
LoanCore Capital Markets LLC
6.875%, 06/01/2020 (D)		$3,800,000	3,890,250
Mitsubishi UFJ Financial Group, Inc.
3.455%, 03/02/2023		3,600,000	3,598,565
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 1.880%) 3.361%, 03/01/2021 (C)		5,000,000	5,190,611
Morgan Stanley
2.125%, 04/25/2018		2,300,000	2,299,885

The accompanying notes are an integral part of the financial statements.

67

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (3 month LIBOR + 1.280%) 3.025%, 04/25/2018 (C)		$15,700,000	$15,724,476
National Australia Bank, Ltd.
2.250%, 03/16/2021 (D)		4,700,000	4,622,158
Navient Corp.
4.875%, 06/17/2019		600,000	606,750
New York Life Global Funding
2.900%, 01/17/2024 (D)		6,100,000	5,968,967
Nordea Kredit Realkreditaktieselskab
1.000%, 04/01/2018 to 10/01/2018	DKK	297,700,000	49,155,482
Nykredit Realkredit A/S
1.000%, 04/01/2018 to 10/01/2018		275,600,000	45,273,602
2.000%, 04/01/2018 to 10/01/2018		60,000,000	9,897,967
OneMain Financial Holdings LLC
7.250%, 12/15/2021 (D)		$800,000	831,100
Preferred Term Securities XVI, Ltd. (3 month LIBOR + 0.500%) 2.088%, 03/23/2035 (C)(D)(H)		4,457,497	3,889,166
Preferred Term Securities XX, Ltd. (3 month LIBOR + 0.400%) 1.988%, 03/22/2038 (C)(D)(H)		4,900,156	4,410,140
Realkredit Danmark A/S
1.000%, 04/01/2018	DKK	419,700,000	68,800,088
Realty Income Corp.
3.250%, 10/15/2022		$7,600,000	7,549,437
Royal Bank of Canada
2.300%, 03/22/2021		4,700,000	4,629,960
Santander Holdings USA, Inc.
3.400%, 01/18/2023 (D)		3,900,000	3,814,043
Santander UK Group Holdings PLC
2.875%, 08/05/2021		4,200,000	4,112,514
Simon Property Group LP
2.750%, 06/01/2023		8,400,000	8,181,777
Springleaf Finance Corp.
6.125%, 05/15/2022		2,000,000	2,050,000
Sumitomo Mitsui Banking Corp.
2.514%, 01/17/2020		6,000,000	5,962,462
Sumitomo Mitsui Banking Corp. (3 month LIBOR + 0.310%) 2.044%, 10/18/2019 (C)		7,000,000	7,006,720
Sumitomo Mitsui Financial Group, Inc. (3 month LIBOR + 0.740%) 2.474%, 10/18/2022 (C)		6,800,000	6,811,900
Sumitomo Mitsui Financial Group, Inc. (3 month LIBOR + 1.680%) 3.216%, 03/09/2021 (C)		3,500,000	3,613,756
The Charles Schwab Corp.
2.650%, 01/25/2023		10,900,000	10,640,990
The Goldman Sachs Group, Inc.
3.200%, 02/23/2023		6,000,000	5,907,887
3.500%, 01/23/2025		8,400,000	8,250,016
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%) 10/31/2022		8,200,000	8,039,607
The Royal Bank of Scotland Group PLC (7.648% to 9-30-31, then 3 month LIBOR + 2.500%) 09/30/2031 (F)		5,000,000	6,412,500
The Toronto-Dominion Bank
2.250%, 03/15/2021 (D)		1,000,000	983,836
2.500%, 01/18/2022 (D)		6,900,000	6,791,696
UBS AG (3 month LIBOR + 0.850%)
2.331%, 06/01/2020 (C)		300,000	303,813
UBS AG (3 month LIBOR + 0.320%)
1.835%, 12/07/2018 (C)(D)		6,900,000	6,908,701
CORPORATE BONDS (continued)
Financials (continued)
UBS AG (3 month LIBOR + 0.580%)
2.103%, 06/08/2020 (C)(D)		$7,800,000	$7,835,537
UBS Group Funding Switzerland AG
3.000%, 04/15/2021 (D)		12,900,000	12,812,235
4.125%, 04/15/2026 (D)		4,900,000	4,959,774
Wells Fargo & Company (3 month LIBOR + 1.230%) 3.002%, 10/31/2023 (C)		5,800,000	5,944,822
Wells Fargo & Company, Series K (7.980% to 6-15-18, then 3 month LIBOR + 3.770%) 06/15/2018 (F)		5,800,000	5,901,500
Wells Fargo Bank NA (3 month LIBOR + 0.650%) 2.158%, 12/06/2019 (C)		3,700,000	3,726,205
Westpac Banking Corp.
2.100%, 02/25/2021 (D)		6,200,000	6,069,630
			660,865,330
Health care – 1.0%
Allergan Funding SCS
3.450%, 03/15/2022		700,000	696,819
Baxalta, Inc.
2.875%, 06/23/2020		5,500,000	5,468,255
Becton, Dickinson and Company
2.133%, 06/06/2019		5,000,000	4,959,550
Endo Finance LLC
5.750%, 01/15/2022 (D)		1,750,000	1,430,625
Forest Laboratories LLC
5.000%, 12/15/2021 (D)		6,500,000	6,843,625
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/2020		3,800,000	3,770,019
			23,168,893
Industrials – 1.0%
Asciano Finance, Ltd.
5.000%, 04/07/2018 (D)		4,600,000	4,610,021
International Lease Finance Corp.
3.875%, 04/15/2018		1,500,000	1,500,615
7.125%, 09/01/2018 (D)		1,900,000	1,940,425
Owens Corning
4.200%, 12/01/2024		3,200,000	3,287,400
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (D)		7,000,000	6,755,000
Textron, Inc. (3 month LIBOR + 0.550%) 2.361%, 11/10/2020 (C)		5,700,000	5,701,305
			23,794,766
Information technology – 1.1%
Broadcom Corp.
3.625%, 01/15/2024		5,900,000	5,756,194
Dell International LLC
4.420%, 06/15/2021 (D)		3,000,000	3,061,672
5.450%, 06/15/2023 (D)		4,200,000	4,433,792
DXC Technology Company (3 month LIBOR + 0.950%) 2.431%, 03/01/2021 (C)		6,600,000	6,609,896
Hewlett Packard Enterprise Company
2.850%, 10/05/2018		5,900,000	5,911,369
			25,772,923
Materials – 0.5%
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (D)		1,500,000	1,588,500
Martin Marietta Materials, Inc. (3 month LIBOR + 0.500%) 2.125%, 12/20/2019 (C)		4,000,000	4,009,827
Rio Oil Finance Trust Series 2014-1
9.250%, 07/06/2024 (D)		557,439	600,640

The accompanying notes are an integral part of the financial statements.

68

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Rio Oil Finance Trust Series 2014-3
9.750%, 01/06/2027 (D)		$5,394,168	$5,825,702
			12,024,669
Real estate – 1.7%
Alexandria Real Estate Equities, Inc.
4.300%, 01/15/2026		4,000,000	4,060,428
National Retail Properties, Inc.
3.500%, 10/15/2027		5,900,000	5,626,056
Physicians Realty LP
4.300%, 03/15/2027		7,250,000	7,205,268
Public Storage
3.094%, 09/15/2027		5,900,000	5,663,169
Tesco Property Finance 6 PLC
5.411%, 07/13/2044	GBP	3,307,529	5,064,332
Washington Prime Group LP
5.950%, 08/15/2024		$12,000,000	11,908,454
			39,527,707
Telecommunication services – 0.5%
AT&T, Inc. (3 month LIBOR + 0.650%)
2.372%, 01/15/2020 (C)		700,000	703,686
AT&T, Inc. (3 month LIBOR + 0.950%)
2.672%, 07/15/2021 (C)		5,500,000	5,576,774
Verizon Communications, Inc.
2.946%, 03/15/2022		2,070,000	2,042,042
3.376%, 02/15/2025		2,958,000	2,893,164
			11,215,666
Utilities – 1.2%
FirstEnergy Corp.
3.900%, 07/15/2027		2,000,000	1,975,150
Florida Power & Light Company
3.700%, 12/01/2047		4,300,000	4,124,869
Pacific Gas & Electric Company
3.300%, 12/01/2027 (D)		4,800,000	4,524,318
Sempra Energy (3 month LIBOR + 0.450%) 2.038%, 03/15/2021 (C)		6,900,000	6,911,782
Southern Power Company (3 month LIBOR + 0.550%) 2.175%, 12/20/2020 (C)(D)		5,400,000	5,408,604
The Southern Company (3 month LIBOR + 0.700%) 2.395%, 09/30/2020 (C)(D)		5,800,000	5,831,324
			28,776,047
TOTAL CORPORATE BONDS (Cost $919,248,654)			$928,417,147
MUNICIPAL BONDS – 0.5%
Chicago Transit Authority, Series A (Illinois)
6.300%, 12/01/2021		115,000	121,995
City of Chicago (Illinois)
5.633%, 01/01/2020		2,100,000	2,123,058
7.750%, 01/01/2042		1,600,000	1,728,576
Iowa Tobacco Settlement Authority
6.500%, 06/01/2023		505,000	514,383
State of Illinois, GO
5.665%, 03/01/2018		2,145,000	2,145,000
University of California
6.270%, 05/15/2031		5,300,000	5,502,248
TOTAL MUNICIPAL BONDS (Cost $11,763,446)			$12,135,260
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.7%
Commercial and residential – 7.2%
American Home Mortgage Investment Trust
Series 2004-4, Class 4A (6 month LIBOR + 2.000%) 3.966%, 02/25/2045 (C)		$49,672	$50,591
Banc of America Mortgage Trust
Series 2005-F, Class 2A2 3.709%, 07/25/2035 (I)		732,183	683,694
BCAP LLC Trust
Series 2011-RR4, Class 8A1, 5.250%, 02/26/2036 (D)(I)		1,498,263	1,234,865
Series 2011-RR5, Class 12A1, 4.981%, 03/26/2037 (D)		359,876	352,377
Series 2011-RR5, Class 5A1, 5.250%, 08/26/2037 (D)(I)		1,848,154	1,894,444
Series 2012-RR10, Class 8A2, 4.000%, 03/26/2036 (D)(I)		669,175	668,105
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-8, Class 2A1, 3.631%, 11/25/2034 (I)		593,647	577,380
Series 2005-1, Class 2A1, 3.588%, 03/25/2035 (I)		1,322,164	1,293,545
Series 2003-8, Class 2A1, 3.805%, 01/25/2034 (I)		145,868	148,817
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1, 3.620%, 09/25/2035 (I)		355,464	314,444
Series 2005-8, Class 21A1, 3.425%, 10/25/2035 (I)		3,695,134	3,691,690
Bella Vista Mortgage Trust
Series 2005-1, Class 2A (1 month LIBOR + 0.540%) 2.136%, 02/22/2035 (C)		1,172,138	1,113,721
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A 3.656%, 07/10/2030 (D)		3,000,000	2,979,027
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class A (1 month LIBOR + 0.850%) 2.438%, 07/15/2032 (C)(D)		5,600,000	5,599,995
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year CMT + 2.400%), 3.430%, 05/25/2035 (C)		175,082	175,949
Series 2005-11, Class A2A (1 Year CMT + 2.400%), 3.630%, 10/25/2035 (C)		1,522,005	1,537,466
Series 2005-6, Class A1R (1 Year CMT + 2.100%), 3.410%, 09/25/2035 (C)		1,636,858	1,656,612
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1, 6.000%, 12/25/2034		1,852,351	1,866,588
Series 2005-31, Class 2A1 (1 month LIBOR + 0.300%), 1.921%, 08/25/2035 (C)		3,933,200	3,665,844
Series 2006-OC7, Class 2A2A (1 month LIBOR + 0.170%), 1.791%, 07/25/2046 (C)		2,454,079	2,360,755
Series 2007-J1, Class 2A8, 6.000%, 03/25/2037		1,921,007	1,272,178

The accompanying notes are an integral part of the financial statements.

69

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Alternative Loan Trust (continued)
Series 2007-OA6, Class A1B (1 month LIBOR + 0.200%), 1.761%, 06/25/2037 (C)		$4,634,152	$4,400,863
Series 2005-62, Class 2A1 (12 month Treasury Average Index + 1.000%), 2.201%, 12/25/2035 (C)		2,355,014	2,165,499
Series 2005-81, Class A1 (1 month LIBOR + 0.280%), 1.901%, 02/25/2037 (C)		2,762,880	2,497,510
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-22, Class A3, 3.492%, 11/25/2034 (I)		520,418	518,810
Series 2004-HYB9, Class 1A1, 3.524%, 02/20/2035 (I)		472,093	476,931
Series 2005-HYB9, Class 3A2A (12 month LIBOR + 1.750%), 3.462%, 02/20/2036 (C)		117,692	103,862
Credit Suisse Commercial Mortgage Trust
Series 2010-18, Class R 3.337%, 04/26/2038 (D)(I)		826,652	822,216
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class ASB 3.314%, 11/15/2049		3,000,000	2,990,338
DSLA Mortgage Loan Trust
Series 2006-AR2, Class 1A1A (1 month LIBOR + 0.190%) 1.784%, 10/19/2036 (C)		2,294,375	1,922,255
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 4A1 3.632%, 02/25/2035 (I)		565,095	564,290
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1 (12 month Treasury Average Index + 2.000%) 3.201%, 03/25/2036 (C)		2,908,637	2,707,115
GS Mortgage Securities Corp Trust
Series 2016-RENT, Class A 3.203%, 02/10/2029 (D)		4,700,000	4,713,694
GS Mortgage Securities Trust
Series 2016-GS4, Class 225B 2.994%, 11/10/2029 (D)		3,305,000	3,255,921
GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1AF2 (1 month LIBOR + 0.350%) 1.911%, 01/25/2036 (C)(D)		240,237	207,124
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1, 3.619%, 09/25/2035 (I)		4,486,027	4,574,805
Series 2005-AR7, Class 6A1, 3.632%, 11/25/2035 (I)		477,334	481,112
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A (1 month LIBOR + 0.440%) 2.034%, 05/19/2035 (C)		154,599	148,479
Hilton USA Trust
Series 2016-SFP, Class A 2.828%, 11/05/2035 (D)		5,800,000	5,639,078
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
HomeBanc Mortgage Trust
Series 2005-4, Class A1 (1 month LIBOR + 0.270%) 1.891%, 10/25/2035 (C)		$3,384,041	$3,373,119
IndyMac INDX Mortgage Loan Trust
Series 2006-R1, Class A3 3.350%, 12/25/2035 (I)		4,028,718	3,870,959
JPMorgan Alternative Loan Trust
Series 2006-S3, Class A6 6.120%, 08/25/2036		1,278,354	1,301,801
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-FLRR, Class AFL (1 month LIBOR + 1.450%), 3.038%, 01/15/2033 (C)(D)		1,660,365	1,661,477
Series 2016-JP4, Class ASB, 3.474%, 12/15/2049 (I)		5,000,000	5,043,437
JPMorgan Mortgage Trust
Series 2005-S3, Class 1A2 5.750%, 01/25/2036		62,905	53,660
Landmark Mortgage Securities No 3 PLC
Series 3, Class A (3 month GBP LIBOR + 0.280%) 0.801%, 04/17/2044 (C)	GBP	1,785,926	2,365,266
Lehman XS Trust
Series 2007-4N, Class 3A2A (12 month Treasury Average Index + 0.750%) 1.951%, 03/25/2047 (C)		$3,501,870	3,384,829
Merrill Lynch Alternative Note Asset Trust
Series 2007-F1, Class 2A8 6.000%, 03/25/2037		2,630,646	2,113,403
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5, 3.233%, 04/25/2035 (I)		209,714	201,713
Series 2005-2, Class 1A (6 month LIBOR + 1.250%), 2.911%, 10/25/2035 (C)		1,877,662	1,901,637
Series 2005-2, Class 3A (1 month LIBOR + 1.000%), 2.575%, 10/25/2035 (C)		108,407	103,406
Series 2005-3, Class 4A (1 month LIBOR + 0.250%), 1.871%, 11/25/2035 (C)		20,840	20,133
Series 2005-A6, Class 2A3 (1 month LIBOR + 0.380%), 2.001%, 08/25/2035 (C)		752,433	744,650
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class ASB 3.514%, 12/15/2049		2,500,000	2,517,602
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM, 3.402%, 07/13/2029 (D)(I)		4,800,000	4,818,106
Series 2016-UB12, Class ASB, 3.436%, 12/15/2049		3,000,000	2,963,592
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 4B (1 month LIBOR + 0.230%) 2.164%, 02/26/2037 (C)(D)		5,526,733	4,777,101

The accompanying notes are an integral part of the financial statements.

70

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Opteum Mortgage Acceptance Corp.
Series 2005-5, Class 1A1D (1 month LIBOR + 0.380%) 1.941%, 12/25/2035 (C)		$1,208,796	$1,185,417
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1 (1 month LIBOR + 0.160%) 1.781%, 02/25/2037 (C)		6,760,089	5,881,153
RBSGC Mortgage Loan Trust
Series 2005-A, Class 1A 5.500%, 04/25/2035		1,216,003	1,181,109
RBSSP Resecuritization Trust
Series 2011-3, Class 2A1 (1 month LIBOR + 0.250%), 1.802%, 02/26/2037 (C)(D)		2,271,828	2,215,702
Series 2011-4, Class 6A1 (1 month LIBOR + 0.240%), 1.792%, 06/27/2036 (C)(D)		1,900,000	1,620,920
Residential Accredits Loans, Inc. Trust
Series 2005-QS13, Class 2A1 (1 month LIBOR + 0.700%), 2.321%, 09/25/2035 (C)		2,516,524	2,164,294
Series 2007-QO3, Class A1 (1 month LIBOR + 0.160%), 1.781%, 03/25/2047 (C)		2,330,472	2,129,965
Residential Asset Securitization Trust
Series 2005-A1, Class A1 5.500%, 04/25/2035		2,706,649	2,768,225
Residential Funding Mortgage Securities I Trust
Series 2004-S9, Class 1A23 5.500%, 12/25/2034		31,335	31,668
RMAC PLC
Series 2005-NS1X, Class A2A (3 month GBP LIBOR + 0.130%) 0.652%, 06/12/2037 (C)	GBP	248,858	342,917
Sequoia Mortgage Trust
Series 6, Class A (1 month LIBOR + 0.640%) 2.230%, 04/19/2027 (C)		$1,429,190	1,351,196
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-1, Class 2A 3.520%, 02/25/2035 (I)		7,897,053	7,851,648
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A3 (1 month LIBOR + 0.250%), 1.840%, 07/19/2035 (C)		590,928	574,729
Series 2005-AR8, Class A1A (1 month LIBOR + 0.280%), 1.841%, 02/25/2036 (C)		254,665	240,884
Series 2007-AR2, Class 2A1 (1 month LIBOR + 0.130%), 1.821%, 03/25/2037 (C)		1,359,822	1,013,906
TBW Mortgage-Backed Trust
Series 2006-4, Class A3 (1 month LIBOR + 0.200%) 1.821%, 09/25/2036 (C)		113,011	113,221
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass-Through Certificates
Series 2002-AR17, Class 1A (12 month Treasury Average Index + 1.200%), 2.332%, 11/25/2042 (C)		$73,031	$69,272
Series 2002-AR9, Class 1A (12 month Treasury Average Index + 1.400%), 2.532%, 08/25/2042 (C)		178,186	172,194
Series 2004-CB1, Class 6A, 6.000%, 06/25/2034		1,547,005	1,677,524
Series 2004-CB4, Class 11A, 6.000%, 12/25/2034		4,598,669	4,956,988
Series 2005-AR13, Class A1A1 (1 month LIBOR + 0.290%), 1.911%, 10/25/2045 (C)		6,855,762	6,848,648
Series 2005-AR19, Class A1A1 (1 month LIBOR + 0.270%), 1.891%, 12/25/2045 (C)		992,336	961,036
Series 2006-8, Class A6, 4.499%, 10/25/2036		3,286,415	2,092,621
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1, 3.756%, 01/25/2035 (I)		276,797	282,075
Series 2005-AR4, Class 1A3, 3.767%, 04/25/2035 (I)		3,404,876	3,453,270
Series 2006-AR10, Class 1A1, 3.432%, 07/25/2036 (I)		1,052,606	1,024,763
Series 2006-AR2, Class 2A1, 3.651%, 03/25/2036 (I)		744,244	754,142
Series 2006-AR2, Class 2A5, 3.651%, 03/25/2036 (I)		1,180,509	1,165,059
			166,668,426
U.S. Government Agency – 2.5%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z, 7.500%, 12/20/2029		133,815	149,964
Series 2362, Class ZA, 6.500%, 09/15/2031		78,130	92,291
Series 2503, Class PZ, 6.000%, 09/15/2032		229,026	258,402
Series 2906, Class GZ, 5.000%, 09/15/2034		95,017	101,397
Series 2935, Class HJ, 5.000%, 02/15/2035		92,206	98,619
Series 4611, Class BF (1 month LIBOR + 0.400%), 1.988%, 06/15/2041 (C)		5,290,759	5,323,878
Series 4620, Class AF (1 month LIBOR + 0.440%), 2.008%, 11/15/2042 (C)		5,619,963	5,629,458
Series T-63, Class 1A1 (12 month Treasury Average Index + 1.200%), 2.263%, 02/25/2045 (C)		61,316	61,760
Federal National Mortgage Association
Series 2002-56, Class ZQ, 6.000%, 09/25/2032		949,726	1,060,326
Series 2003-23, Class KP, 5.000%, 04/25/2033		91,985	98,069
Series 2003-W1, Class 1A1, 5.457%, 12/25/2042 (I)		103,028	108,295

The accompanying notes are an integral part of the financial statements.

71

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Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2003-W6, Class F (1 month LIBOR + 0.350%), 1.902%, 09/25/2042 (C)	$513,638	$510,897
Series 2005-120, Class NF (1 month LIBOR + 0.100%), 1.661%, 01/25/2021 (C)	1,219	1,219
Series 2005-9, Class ZA, 5.000%, 02/25/2035	213,291	230,025
Series 2006-5, Class 3A2, 3.349%, 05/25/2035	52,143	54,828
Series 2007-73, Class A1 (1 month LIBOR + 0.060%), 1.681%, 07/25/2037 (C)	346,575	340,705
Series 2015-38, Class DF (1 month LIBOR + 0.310%), 1.878%, 06/25/2055 (C)	4,602,209	4,597,006
Series 2016-62, Class AF (1 month LIBOR + 0.450%), 2.018%, 09/25/2046 (C)	2,284,294	2,285,159
Government National Mortgage Association
Series 2005-21, Class Z, 5.000%, 03/20/2035	337,440	366,276
Series 2015-H31, Class FT (1 month LIBOR + 0.650%), 2.212%, 11/20/2065 (C)	4,667,045	4,683,396
Series 2016-154, Class WF (1 month LIBOR + 0.400%), 1.975%, 11/20/2045 (C)	3,290,083	3,280,657
Series 2016-H07, Class FK (1 month LIBOR + 1.000%), 2.562%, 03/20/2066 (C)	7,809,430	7,979,839
Series 2016-H20, Class PT, 4.267%, 09/20/2066 (I)	5,711,760	6,262,381
Series 2017-H01, Class FC (1 month LIBOR + 0.950%), 2.512%, 12/20/2066 (C)	4,925,579	5,022,560
Series 2017-H07, Class FG (1 month LIBOR + 0.460%), 2.022%, 02/20/2067 (C)	4,973,016	4,978,982
Series 2017-H18, Class FB (12 month LIBOR + 0.800%), 2.500%, 09/20/2067 (C)	5,037,248	5,184,201
		58,760,590
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $221,694,399)		$225,429,016
ASSET BACKED SECURITIES – 13.0%
Allegro CLO I, Ltd.
Series 2013-1A, Class A1R (3 month LIBOR + 1.220%) 2.987%, 01/30/2026 (C)(D)	6,000,000	6,009,936
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A2A 1.510%, 05/18/2020	2,753,007	2,746,877
Apidos CLO XVI
Series 2013-16A, Class A1R (3 month LIBOR + 0.980%) 2.719%, 01/19/2025 (C)(D)	4,000,000	4,003,064
ASSET BACKED SECURITIES (continued)
Apidos CLO XVIII
Series 2014-18A, Class A1R (3 month LIBOR + 1.120%) 2.865%, 07/22/2026 (C)(D)	$4,500,000	$4,505,517
Ares XXIX CLO, Ltd.
Series 2014-1A, Class A1R (3 month LIBOR + 1.190%) 2.912%, 04/17/2026 (C)(D)	5,000,000	5,006,640
Bayview Opportunity Master Fund IIIb Trust
Series 2017-RN6, Class A1 3.105%, 08/28/2032 (D)	2,277,128	2,266,102
Bear Stearns Asset Backed Securities Trust
Series 2005-1, Class M2 (1 month LIBOR + 2.100%) 3.721%, 03/25/2035 (C)	2,026,032	2,024,730
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR (3 month LIBOR + 0.890%) 2.650%, 10/29/2025 (C)(D)	4,704,556	4,708,988
BNC Mortgage Loan Trust
Series 2007-2, Class A2 (1 month LIBOR + 0.100%) 1.721%, 05/25/2037 (C)	10,570	10,571
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-5A, Class A1R (3 month LIBOR + 1.140%) 2.862%, 10/16/2025 (C)(D)	5,000,000	5,010,350
Cent CLO 21, Ltd.
Series 2014-21A, Class A1BR (3 month LIBOR + 1.210%) 2.970%, 07/27/2026 (C)(D)	5,200,000	5,208,694
Chase Issuance Trust
Series 2017-A1, Class A (1 month LIBOR + 0.300%) 1.888%, 01/18/2022 (C)	5,100,000	5,116,025
CIT Mortgage Loan Trust
Series 2007-1, Class 1A (1 month LIBOR + 1.350%) 2.971%, 10/25/2037 (C)(D)	4,282,096	4,303,368
Citigroup Mortgage Loan Trust
Series 2004-OPT1, Class, M3 (1 month LIBOR + 0.945%) 2.566%, 10/25/2034 (C)	5,000,000	4,998,315
Series 2007-AMC1, Class A1 (1 month LIBOR + 0.160%) 1.721%, 12/25/2036 (C)(D)	3,115,647	2,041,892
Countrywide Asset-Backed Certificates
Series 2005-1, Class MV6 (1 month LIBOR + 0.730%) 2.656%, 07/25/2035 (C)	4,300,000	4,368,057
Series 2005-17, Class MV1 (1 month LIBOR + 0.460%) 2.021%, 05/25/2036 (C)	5,300,000	5,233,711
Series 2005-BC4, Class M7 (1 month LIBOR + 1.725%) 3.346%, 05/25/2035 (C)	2,000,000	2,046,530
Series 2006-11, Class 2AV (1 month LIBOR + 0.150%) 1.771%, 09/25/2046 (C)	2,531,550	2,500,321
Series 2006-25, Class 2A4 (1 month LIBOR + 0.220%) 1.841%, 06/25/2047 (C)	9,100,000	8,500,651

The accompanying notes are an integral part of the financial statements.

72

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Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates (continued)
Series 2006-26, Class 1A (1 month LIBOR + 0.140%) 1.761%, 06/25/2037 (C)	$3,179,051	$2,876,370
Series 2007-9, Class 1A (1 month LIBOR + 0.200%) 1.821%, 06/25/2047 (C)	2,819,669	2,306,734
Credit-Based Asset Servicing & Securitization LLC
Series 2007-CB6, Class A3 (1 month LIBOR + 0.220%) 1.781%, 07/25/2037 (C)(D)	3,317,437	2,205,248
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R (3 month LIBOR + 1.150%) 2.872%, 01/16/2026 (C)(D)	4,500,000	4,501,760
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR (3 month LIBOR + 0.900%) 2.622%, 10/15/2027 (C)(D)	5,900,000	5,905,109
DT Auto Owner Trust
Series 2017-1A, Class A 1.560%, 06/15/2020 (D)	932,963	932,268
EMC Mortgage Loan Trust
Series 2001-A Class A (1 month LIBOR + 0.740%) 2.361%, 05/25/2040 (C)(D)	217,773	202,621
Emerson Park CLO, Ltd.
Series 2013-1A, Class A1AR (3 month LIBOR + 0.980%) 2.702%, 07/15/2025 (C)(D)	2,639,225	2,642,160
Exeter Automobile Receivables Trust
Series 2017-1A, Class A 1.960%, 03/15/2021 (D)	1,847,074	1,842,568
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A5 (1 month LIBOR + 0.150%) 1.771%, 12/25/2036 (C)	2,451,020	2,027,597
First Investors Auto Owner Trust
Series 2017-1A, Class A1 1.690%, 04/15/2021 (D)	2,549,219	2,538,849
Flagship CLO VIII, Ltd.
Series 2014-8A, Class AR (3 month LIBOR + 1.250%) 2.972%, 01/16/2026 (C)(D)	5,000,000	5,018,850
Flagship VII, Ltd.
Series 2013-7A, Class A1R (3 month LIBOR + 1.120%) 2.865%, 01/20/2026 (C)(D)	5,000,000	5,005,620
Galaxy XVI CLO, Ltd.
Series 2013-16A, Class A1R (3 month LIBOR + 1.130%) 2.980%, 11/16/2025 (C)(D)	5,286,062	5,292,992
GM Financial Automobile Leasing Trust
Series 2017-1, Class A2A 1.670%, 09/20/2019	4,255,738	4,244,652
GM Financial Consumer Automobile
Series 2017-1A, Class A2A 1.510%, 03/16/2020 (D)	3,801,117	3,789,331
Golden Credit Card Trust
Series 2017-1A, Class A (1 month LIBOR + 0.400%) 1.988%, 02/15/2021 (C)(D)	5,000,000	5,013,401
ASSET BACKED SECURITIES (continued)
GSAA Trust
Series 2005-7, Class AF4 5.058%, 05/25/2035	$3,100,000	$3,158,552
GSAMP Trust
Series 2007-FM1, Class A2A (1 month LIBOR + 0.070%) 1.691%, 12/25/2036 (C)	226,550	118,803
HSI Asset Loan Obligation Trust
Series 2007-WF1, Class A1 (1 month LIBOR + 0.060%) 1.621%, 12/25/2036 (C)	365,517	164,824
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A2A 1.690%, 12/16/2019 (D)	4,577,759	4,560,984
Kitty Hawk CLO LLC
Series 2015-1A, Class A1R (3 month LIBOR + 1.210%) 2.932%, 04/15/2027 (C)(D)	4,000,000	4,002,140
KVK CLO, Ltd.
Series 2013-1A, Class AR (3 month LIBOR + 0.900%) 2.622%, 01/15/2028 (C)(D)	6,000,000	5,999,934
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2 (1 month LIBOR + 0.645%) 2.206%, 06/25/2035 (C)	733,585	734,516
Series 2006-NC2, Class A3 (1 month LIBOR + 0.110%) 1.731%, 08/25/2036 (C)	2,525,388	1,367,100
Series 2007-HE2, Class A1 (1 month LIBOR + 1.150%) 2.771%, 08/25/2037 (C)	3,712,951	3,147,791
Merrill Lynch Mortgage Investors Trust
Series 2006-HE6, Class A2C (1 month LIBOR + 0.230%) 1.851%, 11/25/2037 (C)	2,707,462	1,550,441
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE6, Class A2D (1 month LIBOR + 0.240%) 1.861%, 09/25/2036 (C)	5,793,689	3,000,801
Series 2006-WMC1, Class A2C (1 month LIBOR + 0.310%) 1.931%, 12/25/2035 (C)	2,250,743	2,205,975
Morgan Stanley Capital I, Inc. Trust
Series 2006-HE2, Class A2C (1 month LIBOR + 0.180%) 1.801%, 03/25/2036 (C)	97,081	77,703
Morgan Stanley Home Equity Loan Trust
Series 2007-2, Class A2 (1 month LIBOR + 0.170%) 1.791%, 04/25/2037 (C)	1,154,414	760,478
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR (3 month LIBOR + 1.200%) 2.934%, 04/18/2025 (C)(D)	4,500,000	4,502,264
Navient Student Loan Trust
Series 2017-3A, Class A1 (1 month LIBOR + 0.300%) 1.861%, 07/26/2066 (C)(D)	4,349,787	4,351,985
New Century Home Equity Loan Trust
Series 2005-2, Class M4 (1 month LIBOR + 0.945%) 2.566%, 06/25/2035 (C)	3,067,429	2,989,185

The accompanying notes are an integral part of the financial statements.

73

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Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
New Century Home Equity Loan Trust (continued)
Series 2005-4, Class M2 (1 month LIBOR + 0.510%) 2.131%, 09/25/2035 (C)	$600,000	$596,234
Series 2005-C, Class A2C (1 month LIBOR + 0.250%) 1.871%, 12/25/2035 (C)	503,657	503,125
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR (3 month LIBOR + 1.130%) 2.875%, 07/20/2026 (C)(D)	5,000,000	5,006,595
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR (3 month LIBOR + 1.220%) 2.965%, 10/20/2026 (C)(D)	5,200,000	5,214,414
Octagon Investment Partners XIX, Ltd.
Series 2014-1A, Class AR (3 month LIBOR + 1.100%) 2.822%, 04/15/2026 (C)(D)	5,000,000	5,001,830
OHA Credit Partners IX, Ltd.
Series 2013-9A, Class A1R (3 month LIBOR + 1.010%) 2.755%, 10/20/2025 (C)(D)	4,762,286	4,770,606
Ownit Mortgage Loan Asset Backed Certificates
Series 2006-1, Class AF2 3.405%, 10/25/2035	2,147,269	1,355,878
OZLM IX, Ltd.
Series 2014-9A, Class A1R (3 month LIBOR + 1.220%) 2.965%, 01/20/2027 (C)(D)	5,400,000	5,419,769
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR (3 month LIBOR + 1.220%) 2.951%, 10/17/2027 (C)(D)	4,500,000	4,531,059
Park Place Securities, Inc.
Series 2005-WCW3, Class M1 (1 month LIBOR + 0.480%) 2.041%, 08/25/2035 (C)	467,188	465,335
Series 2005-WCW3, Class M2 (1 month LIBOR + 0.490%) 2.051%, 08/25/2035 (C)	2,000,000	1,902,372
RASC Trust
Series 2005-KS4, Class M2 (1 month LIBOR + 0.870%) 2.491%, 05/25/2035 (C)	719,879	723,857
Regatta V Funding, Ltd.
Series 2014-1A, Class A1BR (3 month LIBOR + 1.160%) 2.905%, 10/25/2026 (C)(D)	5,300,000	5,311,750
Saratoga Investment Corp. CLO, Ltd.
Series 2013-1A, Class A1R (3 month LIBOR + 1.550%) 3.295%, 10/20/2025 (C)(D)	4,500,000	4,531,802
Securitized Asset Backed Receivables LLC Trust
Series 2006-FR3, Class A3 (1 month LIBOR + 0.250%) 1.871%, 05/25/2036 (C)	2,089,947	1,364,685
Series 2007-HE1, Class A2A (1 month LIBOR + 0.060%) 1.681%, 12/25/2036 (C)	406,912	148,454
Securitized Term Auto Receivables Trust
Series 2017-1A, Class A2A 1.510%, 04/25/2019 (D)	1,946,291	1,943,181
ASSET BACKED SECURITIES (continued)
Seneca Park CLO, Ltd.
Series 2014-1A, Class AR (3 month LIBOR + 1.120%) 2.851%, 07/17/2026 (C)(D)	$3,000,000	$3,003,642
SLM Student Loan Trust
Series 2007-3, Class A3 (3 month LIBOR + 0.040%) 1.785%, 04/25/2019 (C)	1,170,470	1,165,877
Series 2008-9, Class A (3 month LIBOR + 1.500%) 3.245%, 04/25/2023 (C)	2,947,251	3,015,547
SoFi Consumer Loan Program LLC
Series 2016-3, Class A 3.050%, 12/26/2025 (D)	3,046,649	3,045,290
SoFi Professional Loan Program LLC
Series 2017-B, Class A1FX 1.830%, 05/25/2040 (D)	3,839,878	3,818,763
Specialty Underwriting & Residential Finance Trust
Series 2005-BC2, Class M3 (1 month LIBOR + 0.975%) 2.596%, 12/25/2035 (C)	2,028,747	2,023,302
SpringCastle America Funding LLC
Series 2016-AA, Class A 3.050%, 04/25/2029 (D)	3,190,972	3,191,779
Staniford Street CLO, Ltd.
Series 2014-1A, Class AR (3 month LIBOR + 1.180%) 2.768%, 06/15/2025 (C)(D)	5,000,000	5,000,635
Structured Asset Investment Loan Trust
Series 2006-1, Class A4 (1 month LIBOR + 0.310%) 1.931%, 01/25/2036 (C)	6,700,000	6,173,016
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R (3 month LIBOR + 1.150%) 2.881%, 01/17/2026 (C)(D)	4,400,000	4,405,016
Series 2013-1A, Class A2R (3 month LIBOR + 1.170%) 2.901%, 01/17/2026 (C)(D)	4,400,000	4,405,324
TICP CLO I, Ltd.
Series 2014-1A, Class A1R (3 month LIBOR + 1.180%) 2.932%, 04/26/2026 (C)(D)	4,000,000	4,006,312
TICP CLO II, Ltd.
Series 2014-2A, Class A1AR (3 month LIBOR + 1.160%) 2.905%, 07/20/2026 (C)(D)	4,000,000	4,008,432
TICP CLO III, Ltd.
Series 2014-3A, Class AR (3 month LIBOR + 1.180%) 2.925%, 01/20/2027 (C)(D)	4,300,000	4,313,816
VOLT LV LLC
Series 2017-NPL2, Class A1 3.500%, 03/25/2047 (D)	3,686,885	3,681,493
VOLT LVII LLC
Series 2017-NPL4, Class A1 3.375%, 04/25/2047 (D)	679,967	679,632
VOLT LXII LLC
Series 2017-NPL9, Class A1 3.125%, 09/25/2047 (D)	5,399,675	5,365,290
WaMu Asset-Backed Certificates Trust
Series 2007-HE3, Class 1A (1 month LIBOR + 0.225%) 1.846%, 05/25/2047 (C)	3,896,330	3,605,037

The accompanying notes are an integral part of the financial statements.

74

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Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust
Series 2017-1A, Class A2 1.780%, 04/15/2020 (D)		$2,907,913	$2,903,887
Z Capital Credit Partners CLO, Ltd.
Series 2015-1A, Class A1R (3 month LIBOR + 0.950%) 2.672%, 07/16/2027 (C)(D)		6,000,000	6,000,312
TOTAL ASSET BACKED SECURITIES (Cost $294,303,425)			$302,253,293
PREFERRED SECURITIES – 0.3%
Real estate – 0.3%
Sovereign Real Estate Investment Trust, 12.000% (D)		5,520	6,858,600
TOTAL PREFERRED SECURITIES (Cost $7,424,400)			$6,858,600
PURCHASED OPTIONS – 0.1%
Puts – 0.1%
Exchange Traded Option on 10-Year U.S. Treasury Futures (Expiration Date: 5-25-18; Strike Price: $108.00; Notional Amount: 877,000) (J)		877	877
Exchange Traded Option on 10-Year U.S. Treasury Futures (Expiration Date: 5-25-18; Strike Price: $108.50; Notional Amount: 2,403,000) (J)		2,403	2,403
Exchange Traded Option on 5-Year U.S. Treasury Futures (Expiration Date: 5-25-18; Strike Price: $104.20; Notional Amount: 329,000) (J)		329	2,570
Exchange Traded Option on 5-Year U.S. Treasury Futures (Expiration Date: 5-25-18; Strike Price: $104.75; Notional Amount: 51,000) (J)		51	398
Exchange Traded Option on 5-Year U.S. Treasury Futures (Expiration Date: 5-25-18; Strike Price: $105.00; Notional Amount: 495,000) (J)		495	3,867
Exchange Traded Option on 5-Year U.S. Treasury Futures (Expiration Date: 5-25-18; Strike Price: $105.20; Notional Amount: 381,000) (J)		381	2,977
Exchange Traded Option on 5-Year U.S. Treasury Futures (Expiration Date: 5-25-18; Strike Price: $105.50; Notional Amount: 1,657,000) (J)		1,657	12,946
Exchange Traded Option on 5-Year U.S. Treasury Futures (Expiration Date: 5-25-18; Strike Price: $106.00; Notional Amount: 1,677,000) (J)		1,677	13,102
Exchange Traded Option on Euro BUND Futures (Expiration Date: 5-25-18; Strike Price: $140.00; Notional Amount: 110,800,000) (J)(K)		1,108	13,518
Exchange Traded Option on Euro BUND Futures (Expiration Date: 5-25-18; Strike Price: $141.00; Notional Amount: 7,000,000) (J)(K)		70	854
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.905% (Expiration Date: 8-20-18; Strike Rate: 2.905%; Counterparty: Morgan Stanley & Company, Inc.) (J)(K)		10,400,000	502,850
PURCHASED OPTIONS (continued)
Puts (continued)
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.930% (Expiration Date: 8-20-18; Strike Rate: 2.930%; Counterparty: Goldman Sachs & Company) (J)(K)		3,800,000	$172,471
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.940% (Expiration Date: 8-20-18; Strike Rate: 2.940%; Counterparty: Goldman Sachs & Company) (J)(K)		3,300,000	145,976
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.943% (Expiration Date: 12-12-19; Strike Rate: 2.943%; Counterparty: Goldman Sachs & Company) (J)(K)		2,000,000	157,156
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.945% (Expiration Date: 12-9-19; Strike Rate: 2.945%; Counterparty: Merrill Lynch Pierce Fenner & Smith) (J)(K)		7,700,000	601,404
			1,633,369
TOTAL PURCHASED OPTIONS (Cost $2,299,883)			$1,633,369
SHORT-TERM INVESTMENTS – 23.6%
Banker’s acceptance – 1.0%
Bank of Montreal
1.440%, 03/29/2018 *	CAD	4,400,000	3,425,053
Canadian Imperial Bank of Commerce
1.440%, 03/27/2018 *		4,400,000	3,425,327
Royal Bank of Canada
1.440%, 03/29/2018 *		4,400,000	3,425,053
The Bank of Nova Scotia
1.453%, 03/28/2018 *		8,750,000	6,811,458
Toronto Dominion Bank
1.453%, 03/01/2018 *		8,700,000	6,779,654
			23,866,545
Certificate of deposit – 1.4%
Barclays Bank PLC
1.940%, 09/04/2018 *		$18,200,000	18,168,499
2.355%, 05/17/2018 *		13,700,000	13,700,000
			31,868,499
Commercial paper – 1.9%
Cox Enterprises, Inc.
1.920%, 03/09/2018 *		5,800,000	5,797,441
Electricite de France SA
1.770%, 03/05/2018 *		5,200,000	5,198,977
1.790%, 03/09/2018 *		700,000	699,722
Ford Motor Credit Company LLC
1.820%, 04/02/2018 *		4,500,000	4,492,592
HP, Inc.
2.000%, 03/26/2018 *		300,000	299,583
Mondelez International, Inc.
1.750%, 03/06/2018 *		5,900,000	5,898,566
1.900%, 03/23/2018 *		5,900,000	5,892,944
NRW.Bank
1.870%, 04/23/2018 *		5,800,000	5,784,549

The accompanying notes are an integral part of the financial statements.

75

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Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Commercial paper (continued)
Toyota Industries
1.500%, 06/01/2018 *		$5,000,000	$4,973,702
Viacom, Inc.
2.390%, 03/05/2018 *		5,900,000	5,898,433
			44,936,509
Foreign government – 19.0%
Argentina Treasury Bill
2.720%, 07/27/2018 *		1,600,000	1,582,107
2.966%, 01/11/2019 *		3,200,000	3,116,687
2.973%, 11/16/2018 *		2,400,000	2,345,815
3.194%, 04/27/2018 *		8,900,000	8,861,089
Federative Republic of Brazil
6.327%, 10/01/2018 *	BRL	78,300,000	23,208,384
6.337%, 07/01/2018 *		101,500,000	30,589,244
6.739%, 04/01/2018 *		57,800,000	17,698,293
Hellenic Republic Treasury Bill
1.594%, 03/16/2018 *	EUR	8,100,000	9,875,437
1.638%, 07/06/2018 *		6,800,000	8,248,069
Japan Treasury Discount Bill
(0.251)%, 03/05/2018 *	JPY	9,670,000,000	90,693,987
(0.197)%, 03/12/2018 *		420,000,000	3,936,656
(0.193)%, 03/26/2018 *		230,000,000	2,155,966
(0.186)%, 05/28/2018 *		2,480,000,000	23,254,368
(0.160)%, 05/21/2018 *		2,700,000,000	25,315,447
(0.158)%, 05/07/2018 *		5,420,000,000	50,815,106
(0.153)%, 05/01/2018 *		4,050,000,000	37,968,533
(0.150)%, 05/14/2018 *		8,860,000,000	83,066,539
(0.150)%, 03/19/2018 *		30,000,000	281,196
(0.146)%, 04/09/2018 *		1,810,000,000	16,966,935
			439,979,858
U.S. Government – 0.0%
U.S. Treasury Bill
1.365%, 04/19/2018 (A)*		$336,000	335,295
1.418%, 04/26/2018 (A)*		284,000	283,326
			618,621
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $6,272,094 on 3-1-18, collateralized by $6,420,000 Federal Home Loan Bank Discount Notes, 0.000% due 5-2-18 (valued at $6,401,234, including interest)		6,272,000	6,272,000
TOTAL SHORT-TERM INVESTMENTS (Cost $539,952,060)			$547,542,032
Total Investments (Total Return Fund)
(Cost $3,481,757,884) – 150.2%			$3,483,575,721
Other assets and liabilities, net – (50.2%)			(1,163,658,592)
TOTAL NET ASSETS – 100.0%			$2,319,917,129
SALE COMMITMENTS
OUTSTANDING - (1.4)%
U.S. Government Agency - (1.4)%
Federal National Mortgage Association
3.000%, TBA (B)		$(8,600,000)	$(8,606,415)
3.500%, TBA (B)		(8,000,000)	(8,221,030)
4.000%, TBA (B)		(12,000,000)	(12,302,343)
4.500%, TBA (B)		(3,000,000)	(3,142,266)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(32,362,672))			$(32,272,054)

Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
GO	General Obligation
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $491,291,687 or 21.2% of the fund’s net assets as of 2-28-18.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

76

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Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	2,859	Long	Jun 2018	$343,268,920	$343,214,016	$(54,904)
5-Year U.S. Treasury Note Futures	5,050	Long	Jun 2018	575,560,178	575,344,924	(215,254)
German Euro BUND Futures	46	Long	Mar 2018	8,936,220	8,947,774	11,554
German Euro BUND Futures	1,163	Long	Jun 2018	222,374,828	222,434,718	59,890
10-Year Australian Treasury Bond Futures	66	Short	Mar 2018	(6,512,320)	(6,550,940)	(38,620)
10-Year Canada Government Bond Futures	257	Short	Jun 2018	(26,200,148)	(26,372,943)	(172,795)
Euro-BTP Italian Government Bond Futures	150	Short	Mar 2018	(25,574,254)	(25,043,554)	530,700
Eurodollar Futures	379	Short	Jun 2019	(92,655,987)	(92,182,275)	473,712
Eurodollar Futures	154	Short	Dec 2019	(37,622,185)	(37,402,750)	219,435
Euro-OAT Futures	1,089	Short	Mar 2018	(208,919,238)	(204,176,207)	4,743,031
U.S. Treasury Long Bond Futures	842	Short	Jun 2018	(120,075,215)	(120,774,399)	(699,184)
						$4,857,565
*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	17,080,000	USD	13,430,465	Bank of America, N.A.	3/2/2018	—	($164,425)
AUD	26,972,000	USD	21,118,860	Standard Chartered Bank London	3/2/2018	—	(169,701)
BRL	40,021,759	USD	12,378,964	Credit Suisse International	3/2/2018	—	(52,820)
BRL	45,855,513	USD	14,097,460	Goldman Sachs Bank USA	3/2/2018	$25,400	—
BRL	83,852,312	USD	25,841,262	JPMorgan Chase Bank N.A.	3/2/2018	—	(15,918)
BRL	4,881,695	USD	1,513,000	Standard Chartered Bank London	3/2/2018	—	(9,506)
BRL	73,419,922	USD	22,463,567	JPMorgan Chase Bank N.A.	4/3/2018	74,520	—
CAD	6,388,000	USD	5,058,960	HSBC Bank USA	3/2/2018	—	(80,720)
CAD	10,748,000	USD	8,726,929	JPMorgan Chase Bank N.A.	3/2/2018	—	(350,891)
EUR	9,968,000	USD	12,508,595	Goldman Sachs Bank USA	5/15/2018	—	(280,103)
GBP	25,332,000	USD	35,566,812	Standard Chartered Bank London	3/2/2018	—	(692,264)
GBP	25,332,000	USD	35,627,191	Citibank N.A.	4/4/2018	—	(697,455)
GBP	4,030,000	USD	5,688,591	JPMorgan Chase Bank N.A.	5/15/2018	—	(122,290)
KRW	18,458,598,600	USD	16,965,000	BNP Paribas SA	3/14/2018	53,546	—
KRW	1,261,420,000	USD	1,180,000	Citibank N.A.	3/14/2018	—	(16,990)
KRW	7,439,101,600	USD	6,808,000	Credit Suisse International	3/14/2018	50,738	—
KRW	45,243,581,260	USD	41,764,591	HSBC Bank USA	3/14/2018	—	(50,700)
KRW	19,890,801,600	USD	18,363,000	Morgan Stanley Bank, N.A.	3/14/2018	—	(23,985)
KRW	7,737,151,835	USD	7,064,000	UBS AG	3/14/2018	69,536	—
KRW	741,995,100	USD	693,000	Goldman Sachs Bank USA	4/2/2018	—	(8,692)
KRW	1,098,221,568	USD	1,024,000	Standard Chartered Bank London	4/2/2018	—	(11,161)
KRW	27,330,986,450	USD	25,312,328	HSBC Bank USA	6/20/2018	—	(58,535)
KRW	6,319,571,361	USD	5,833,000	Morgan Stanley Bank, N.A.	6/20/2018	6,275	—
MXN	22,272,000	USD	1,198,329	BNP Paribas SA	3/21/2018	—	(20,495)
NOK	27,470,000	USD	3,530,450	JPMorgan Chase Bank N.A.	5/15/2018	—	(43,435)
SEK	28,035,000	USD	3,551,275	JPMorgan Chase Bank N.A.	5/15/2018	—	(149,252)
SGD	16,054,000	USD	11,816,524	Citibank N.A.	3/14/2018	303,960	—
THB	7,317,037	USD	230,146	Standard Chartered Bank London	3/14/2018	3,016	—
TWD	860,709,193	USD	29,564,428	BNP Paribas SA	3/14/2018	—	(201,507)
TWD	349,802,164	USD	11,644,546	Citibank N.A.	3/14/2018	288,884	—
TWD	217,877,610	USD	7,314,000	Credit Suisse International	3/14/2018	118,851	—
TWD	486,658,400	USD	16,624,000	HSBC Bank USA	3/14/2018	—	(21,746)
TWD	277,725,879	USD	9,263,000	Nomura Global Financial Products, Inc.	3/14/2018	211,563	—
TWD	198,819,734	USD	6,781,000	Societe Generale	3/14/2018	1,695	—
TWD	151,669,200	USD	5,212,000	HSBC Bank USA	4/2/2018	—	(27,614)
TWD	311,099,900	USD	10,737,950	Deutsche Bank AG London	6/20/2018	—	(28,872)
USD	213,844	AUD	272,000	Citibank N.A.	3/2/2018	2,582	—
USD	34,882,234	AUD	44,000,000	JPMorgan Chase Bank N.A.	3/2/2018	707,424	—
USD	12,333,742	BRL	40,021,759	Credit Suisse International	3/2/2018	7,597	—
USD	14,136,100	BRL	45,855,513	Goldman Sachs Bank USA	3/2/2018	13,240	—
USD	25,748,274	BRL	83,852,312	JPMorgan Chase Bank N.A.	3/2/2018	—	(77,071)
USD	1,504,421	BRL	4,881,695	Standard Chartered Bank London	3/2/2018	927	—
USD	1,271,362	BRL	4,800,000	BNP Paribas SA	4/3/2018	—	(202,119)
USD	6,295,469	BRL	21,400,000	HSBC Bank USA	4/3/2018	—	(273,798)

The accompanying notes are an integral part of the financial statements.

77

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Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	34,113,245	BRL	111,400,000	JPMorgan Chase Bank N.A.	4/3/2018	—	($83,779)
USD	30,323,853	BRL	101,500,000	Standard Chartered Bank London	7/3/2018	—	(552,964)
USD	23,202,062	BRL	78,300,000	JPMorgan Chase Bank N.A.	10/2/2018	—	(408,881)
USD	7,091,560	CAD	8,700,000	JPMorgan Chase Bank N.A.	3/1/2018	$311,635	—
USD	12,870,358	CAD	15,903,000	Bank of America, N.A.	3/2/2018	476,970	—
USD	350,683	CAD	443,000	Citibank N.A.	3/2/2018	5,448	—
USD	635,113	CAD	790,000	JPMorgan Chase Bank N.A.	3/2/2018	19,457	—
USD	3,456,924	CAD	4,400,000	Royal Bank of Canada	3/27/2018	26,259	—
USD	6,873,482	CAD	8,750,000	JPMorgan Chase Bank N.A.	3/28/2018	50,987	—
USD	6,914,113	CAD	8,800,000	Royal Bank of Canada	3/29/2018	52,481	—
USD	5,061,807	CAD	6,388,000	HSBC Bank USA	4/4/2018	80,262	—
USD	51,067,919	DKK	344,002,000	Bank of America, N.A.	4/3/2018	—	(5,438,865)
USD	18,521,692	DKK	124,549,900	BNP Paribas SA	4/3/2018	—	(1,937,243)
USD	16,873,313	DKK	114,587,100	Goldman Sachs Bank USA	4/3/2018	—	(1,949,102)
USD	10,509,287	DKK	64,546,375	JPMorgan Chase Bank N.A.	4/3/2018	—	(93,291)
USD	15,288,321	DKK	93,331,164	Deutsche Bank AG London	7/2/2018	—	(151,176)
USD	12,431,300	DKK	76,542,000	Bank of America, N.A.	10/1/2018	—	(328,099)
USD	11,412,723	DKK	70,746,000	BNP Paribas SA	10/1/2018	—	(380,494)
USD	9,729,890	DKK	59,112,000	Societe Generale	10/1/2018	—	(123,963)
USD	15,448,265	DKK	95,030,000	Standard Chartered Bank London	10/1/2018	—	(393,047)
USD	4,335,265	DKK	26,875,000	UBS AG	10/1/2018	—	(144,743)
USD	9,593,315	EUR	8,100,000	Goldman Sachs Bank USA	3/16/2018	—	(298,686)
USD	5,177,433	EUR	4,193,000	Goldman Sachs Bank USA	5/15/2018	33,565	—
USD	13,120,647	EUR	10,466,000	JPMorgan Chase Bank N.A.	5/15/2018	281,221	—
USD	8,264,332	EUR	6,800,000	HSBC Bank USA	7/6/2018	—	(110,856)
USD	35,573,943	GBP	25,332,000	Citibank N.A.	3/2/2018	699,395	—
USD	9,376,877	GBP	6,640,000	Citibank N.A.	5/15/2018	205,602	—
USD	58,644,948	GBP	42,112,000	Goldman Sachs Bank USA	5/15/2018	479,176	—
USD	21,769,620	GBP	15,643,000	JPMorgan Chase Bank N.A.	5/15/2018	163,257	—
USD	57,751,712	JPY	6,450,000,000	Citibank N.A.	3/5/2018	—	(2,710,403)
USD	28,838,834	JPY	3,220,000,000	Morgan Stanley Bank, N.A.	3/5/2018	—	(1,345,354)
USD	89,328	JPY	10,000,000	Citibank N.A.	3/12/2018	—	(4,453)
USD	892,618	JPY	100,000,000	JPMorgan Chase Bank N.A.	3/12/2018	—	(45,200)
USD	714,461	JPY	80,000,000	Morgan Stanley Bank, N.A.	3/12/2018	—	(35,794)
USD	2,063,446	JPY	230,000,000	UBS AG	3/12/2018	—	(93,535)
USD	268,277	JPY	30,000,000	BNP Paribas SA	3/19/2018	—	(13,227)
USD	892,849	JPY	100,000,000	Bank of America, N.A.	3/26/2018	—	(46,024)
USD	1,160,714	JPY	130,000,000	Citibank N.A.	3/26/2018	—	(59,821)
USD	16,128,853	JPY	1,810,000,000	JPMorgan Chase Bank N.A.	4/9/2018	—	(882,081)
USD	29,709,170	JPY	3,230,000,000	Citibank N.A.	5/1/2018	—	(690,949)
USD	7,532,611	JPY	820,000,000	UBS AG	5/1/2018	—	(185,067)
USD	50,147,529	JPY	5,420,000,000	Morgan Stanley Bank, N.A.	5/7/2018	—	(884,187)
USD	11,683,533	JPY	1,270,000,000	Citibank N.A.	5/14/2018	—	(279,475)
USD	52,440,508	JPY	5,700,000,000	Morgan Stanley Bank, N.A.	5/14/2018	—	(1,251,730)
USD	17,386,777	JPY	1,890,000,000	UBS AG	5/14/2018	—	(416,439)
USD	31,198,429	JPY	3,323,300,000	Goldman Sachs Bank USA	5/15/2018	—	(108,046)
USD	3,989,902	JPY	422,700,000	JPMorgan Chase Bank N.A.	5/15/2018	7,942	—
USD	16,065,016	JPY	1,700,000,000	Citibank N.A.	5/21/2018	44,318	—
USD	9,326,540	JPY	1,000,000,000	UBS AG	5/21/2018	—	(97,400)
USD	23,237,096	JPY	2,480,000,000	Morgan Stanley Bank, N.A.	5/29/2018	—	(146,330)
USD	65,365,643	KRW	72,699,668,445	Deutsche Bank AG London	3/14/2018	—	(1,662,341)
USD	25,250,357	KRW	27,330,986,450	HSBC Bank USA	3/14/2018	51,605	—
USD	41,855,388	KRW	45,243,581,260	HSBC Bank USA	6/20/2018	50,382	—
USD	1,192,000	MXN	22,435,824	Goldman Sachs Bank USA	3/16/2018	4,535	—
USD	742,345	MXN	14,093,000	Citibank N.A.	3/21/2018	—	(2,950)
USD	557,323	NZD	759,000	Bank of America, N.A.	3/2/2018	9,932	—
USD	11,773,525	SGD	16,000,526	HSBC Bank USA	3/14/2018	—	(306,587)
USD	221,059	THB	7,317,037	Morgan Stanley Bank, N.A.	3/14/2018	—	(12,104)
USD	230,763	THB	7,317,037	Standard Chartered Bank London	6/20/2018	—	(3,174)
USD	10,650,459	TWD	311,099,900	Deutsche Bank AG London	3/14/2018	37,348	—
USD	69,430,772	TWD	2,080,493,080	Nomura Global Financial Products, Inc.	3/14/2018	—	(1,544,830)
USD	29,779,234	TWD	860,709,193	BNP Paribas SA	6/20/2018	150,801	—
ZAR	1,924,000	USD	157,680	Standard Chartered Bank London	5/8/2018	3,899	—
						$5,186,231	($29,074,755)

The accompanying notes are an integral part of the financial statements.

78

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Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

WRITTEN OPTIONS

Options on securities

Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Puts
Credit Suisse Securities USA LLC	Federal National Mortgage Association, 3.000% due 4-1-48	USD	95.97	Apr 2018	40,000,000	40,000,000	$182,823	$(107,956)
							$182,823	$(107,956)
							$182,823	$(107,956)

Options on exchange-traded futures contracts

	Exercise		Expiration	Number of	Notional
Name of issuer	price		date	contracts	amount	Premium	Value
Calls
Euro BUND Futures	EUR	157.00	Mar 2018	147	14,700,000	$73,890	$(112,984)
10-Year U.S. Treasury Note Futures	USD	121.50	Mar 2018	188	188	37,897	(23,500)
						$111,787	$(136,484)
Puts
10-Year U.S. Treasury Note Futures	USD	119.50	Mar 2018	188	188	46,709	(61,688)
Euro BUND Futures	EUR	155.50	Mar 2018	247	24,700,000	93,266	(93,415)
Euro BUND Futures	EUR	156.00	Mar 2018	93	9,300,000	52,094	(49,922)
						$192,069	$(205,025)
						$303,856	$(341,509)

Foreign currency options

		Exercise		Expiration	Notional
Description	Counterparty (OTC)	price		date	amount*	Premium	Value
Calls
Australian Dollar versus U.S. Dollar	Royal Bank of Scotland PLC	AUD	0.81	Apr 2018	9,700,000	$44,235	$(11,354)
Euro versus U.S. Dollar	Goldman Sachs Bank USA	EUR	1.25	Mar 2018	8,000,000	31,523	(16,143)
U.S. Dollar versus Brazilian Real	Goldman Sachs Bank USA	USD	3.29	Mar 2018	6,400,000	50,099	(30,752)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	USD	3.33	Mar 2018	5,950,000	60,190	(28,649)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	USD	3.33	Apr 2018	5,950,000	59,500	(46,178)
U.S. Dollar versus Mexican Peso	Goldman Sachs Bank USA	USD	19.35	Mar 2018	6,500,000	31,460	(13,501)
U.S. Dollar versus Mexican Peso	Morgan Stanley Bank, N.A.	USD	19.23	Apr 2018	3,500,000	29,400	(35,326)
U.S. Dollar versus Mexican Peso	Morgan Stanley Bank, N.A.	USD	19.55	Apr 2018	9,800,000	81,928	(61,397)
U.S. Dollar versus Mexican Peso	Morgan Stanley Bank, N.A.	USD	19.35	Apr 2018	14,800,000	162,060	(174,240)
U.S. Dollar versus Swedish Krona	Goldman Sachs Bank USA	USD	8.22	Mar 2018	5,200,000	20,405	(62,722)
U.S. Dollar versus Swedish Krona	JPMorgan Chase Bank	USD	8.27	Mar 2018	8,600,000	30,272	(75,947)
U.S. Dollar versus Swedish Krona	Royal Bank of Scotland PLC	USD	8.30	Mar 2018	4,900,000	20,188	(38,249)
						$621,260	$(594,458)
Puts
Australian Dollar versus U.S. Dollar	Goldman Sachs Bank USA	AUD	0.77	Mar 2018	11,300,000	47,141	(20,915)
Australian Dollar versus U.S. Dollar	Goldman Sachs Bank USA	AUD	0.77	Mar 2018	12,100,000	48,646	(18,232)
Australian Dollar versus U.S. Dollar	Bank of America, N.A.	AUD	0.77	Mar 2018	14,000,000	49,237	(20,910)
Australian Dollar versus U.S. Dollar	Societe Generale	AUD	0.77	Mar 2018	2,700,000	8,508	(5,459)
Australian Dollar versus U.S. Dollar	Royal Bank of Scotland PLC	AUD	0.77	Apr 2018	9,700,000	40,158	(53,921)
Euro versus U.S. Dollar	Bank of America, N.A.	EUR	1.21	Mar 2018	8,000,000	35,345	(44,750)
Pound Sterling versus U.S. Dollar	HSBC Bank USA	GBP	1.35	Mar 2018	8,200,000	48,168	(11,503)
Pound Sterling versus U.S. Dollar	Societe Generale	GBP	1.36	Mar 2018	5,300,000	30,937	(12,433)
Pound Sterling versus U.S. Dollar	Citibank N.A	GBP	1.37	Mar 2018	6,600,000	44,547	(43,078)
Pound Sterling versus U.S. Dollar	Goldman Sachs Bank USA	GBP	1.36	Mar 2018	7,000,000	39,629	(28,487)
U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	USD	104.45	Mar 2018	9,800,000	54,772	(17,552)
						$447,088	$(277,240)
						$1,068,348	$(871,698)

*	For this type of option, notional amounts are equivalent to number of contracts.

Interest rate swaptions

		Floating	Pay/receive
		rate	floating	Exercise	Expiration	Notional
Description	Counterparty (OTC)	index	rate	rate	date	amount*	Premium	Value
Puts

The accompanying notes are an integral part of the financial statements.

79

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Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

Interest rate swaptions (continued)

		Floating	Pay/receive
		rate	floating	Exercise	Expiration	Notional
Description	Counterparty (OTC)	index	rate	rate	date	amount*		Premium	Value
5-Year Interest Rate Swap	Goldman Sachs Bank	3 month USD LIBOR	Pay	2.800%	Aug 2018	USD	31,200,000	$726,600	$(302,047)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 month USD LIBOR	Pay	2.800%	Aug 2018	USD	46,000,000	1,026,441	(445,326)
5-Year Interest Rate Swap	Merril Lynch Pierce Fenner & Smith	3 month USD LIBOR	Pay	2.750%	Dec 2019	USD	33,900,000	370,280	(749,251)
5-Year Interest Rate Swap	Goldman Sachs & Company	3 month USD LIBOR	Pay	2.750%	Dec 2019	USD	8,600,000	93,818	(190,679)
								$2,217,139	$(1,687,303)

* For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration	Notional
Description	(OTC)	Index	protection	rate	date	amount*		Premium	Value
Puts
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG29	Sell	0.850%	Apr 2018	USD	11,100,000	$11,100	$(5,630)
5-Year Credit Default Swap	Deutsche Bank Securities, Inc.	CDX.O.IG29	Sell	0.800%	Apr 2018	USD	11,400,000	13,680	(7,122)
5-Year Credit Default Swap	Merril Lynch Pierce Fenner & Smith	CDX.O.IG29	Sell	0.800%	Apr 2018	USD	12,100,000	15,488	(7,559)
								$40,268	$(20,311)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration	Notional
Description	Counterparty (OTC)	index	Exercise index	date	amount*		Premium	Value
Floor- CPURNSA Index	Deutsche Bank AG	215.950	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Mar 2020	USD	1,600,000	$12,000	—
Floor- CPURNSA Index	Citibank N.A.	215.950	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Mar 2020	USD	4,500,000	38,060	—
Floor- CPURNSA Index	Citibank N.A.	216.690	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Apr 2020	USD	11,000,000	98,100	—
Floor- CPURNSA Index	Citibank N.A.	217.970	Maximum of ((1+0.0%)[10] - (Final
			Index/Index Initial)) or $0	Sep 2020	USD	4,100,000	52,890	—
							$201,050	—

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	229,400,000	USD	USD LIBOR BBA	Fixed 1.963%	Semi-Annual	Quarterly	Dec 2019	—	$(1,810,841)	$(1,810,841)
Centrally cleared	177,100,000	BRL	BRL CDI	Fixed 8.220%	At Maturity	At Maturity	Jan 2020	$(194,232)	945,856	751,624
Centrally cleared	35,100,000	BRL	BRL CDI	Fixed 10.060%	At Maturity	At Maturity	Jan 2023	18,899	354,498	373,397
Centrally cleared	20,900,000	GBP	Fixed 1.000%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2023	(190,790)	719,330	528,540
Centrally cleared	7,200,000	CAD	Fixed 2.300%	CAD BA CDOR	Semi-Annual	Semi-Annual	Dec 2025	(130,435)	205,647	75,212
Centrally cleared	10,810,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2026	(3,978,342)	3,427,954	(550,388)
Centrally cleared	13,340,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2026	(801,439)	122,244	(679,195)
Centrally cleared	2,380,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(118,479)	119,943	1,464
Centrally cleared	49,500,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2027	(1,423,869)	3,086,557	1,662,688
Centrally cleared	50,000,000	JPY	Fixed 0.354%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jan 2028	512	(1,790)	(1,278)
Centrally cleared	440,000,000	JPY	Fixed 0.285%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jan 2028	31,244	(13,471)	17,773
Centrally cleared	80,000,000	JPY	Fixed 0.351%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Feb 2028	—	(1,563)	(1,563)
Centrally cleared	150,000,000	JPY	Fixed 0.301%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Feb 2028	9,429	(5,205)	4,224
Centrally cleared	160,000,000	JPY	Fixed 0.354%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Feb 2028	—	(3,344)	(3,344)
Centrally cleared	1,260,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2018	90,320	(44,289)	46,031
Centrally cleared	26,300,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	(1,892,409)	2,224,197	331,788
Centrally cleared	90,000,000	JPY	Fixed 0.380%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	1,466	(3,234)	(1,768)
Centrally cleared	870,000,000	JPY	Fixed 0.399%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	(751)	(31,776)	(32,527)
Centrally cleared	53,300,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2028	3,033,385	78,061	3,111,446
Centrally cleared	8,100,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	263,105	(126,931)	136,174
Centrally cleared	1,400,000	CAD	Fixed 1.750%	CAD BA CDOR	Semi-Annual	Semi-Annual	Dec 2046	136,196	80,773	216,969

The accompanying notes are an integral part of the financial statements.

80

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	7,800,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	$(942,556)	$702,076	$(240,480)
Centrally cleared	14,000,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2048	581,923	203,000	784,923
								$(5,506,823)	$10,227,692	$4,720,869

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
BNP Paribas SA	Petroleo Brasileiro SA	0.844%	300,000	USD	$300,000	1.000%	Quarterly	Mar 2020	$(22,869)	$24,400	$1,531
Goldman Sachs International	Petroleo Brasileiro SA	0.703%	300,000	USD	300,000	1.000%	Quarterly	Dec 2019	(11,840)	14,017	2,177
HSBC Bank USA	Federative Republic of Brazil	0.291%	5,300,000	USD	5,300,000	1.000%	Quarterly	Mar 2018	1,357	11,174	12,531
HSBC Bank USA	Petroleo Brasileiro SA	0.844%	100,000	USD	100,000	1.000%	Quarterly	Mar 2020	(7,226)	7,736	510
Merrill Lynch International, Ltd.	CMBX.NA.AAA.9	0.458%	8,000,000	USD	8,000,000	0.500%	Monthly	Sep 2058	(312,155)	335,125	22,970
					$14,000,000				$(352,733)	$392,452	$39,719
Centrally cleared	CDX.NA.IG.28	0.529%	135,600,000	USD	135,600,000	1.000%	Quarterly	Jun 2022	2,268,034	581,318	2,849,352
Centrally cleared	Simon Property Group LP	0.475%	3,500,000	USD	3,500,000	1.000%	Quarterly	Jun 2022	(9,775)	91,683	81,908
Centrally cleared	TESCO PLC	0.954%	3,000,000	EUR	3,238,960	1.000%	Quarterly	Jun 2022	(119,066)	133,447	14,381
Centrally cleared	CDX.NA.IG.29	0.563%	44,900,000	USD	44,900,000	1.000%	Quarterly	Dec 2022	919,426	45,580	965,006
Centrally cleared	Ford Motor Credit
	Company LLC	1.043%	2,100,000	USD	2,100,000	5.000%	Quarterly	Dec 2022	387,010	1,329	388,339
					$189,338,960				$3,445,629	$853,357	$4,298,986
					$203,338,960				$3,092,896	$1,245,809	$4,338,705

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations

BBA	The British Banker’s Association
CDOR	Canadian Dollar Offered Rate
LIBOR	London Interbank Offered Rate

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

U.S. High Yield Bond Fund

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS – 94.4%
Consumer discretionary – 21.1%
Altice US Finance I Corp.
5.375%, 07/15/2023 (A)	$630,000	$640,238
5.500%, 05/15/2026 (A)	875,000	866,250
Asbury Automotive Group, Inc.
6.000%, 12/15/2024	2,390,000	2,479,625
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Brinker International, Inc.
5.000%, 10/01/2024 (A)	$350,000	$345,188
CCM Merger, Inc.
6.000%, 03/15/2022 (A)	2,775,000	2,804,360

The accompanying notes are an integral part of the financial statements.

81

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
CCO Holdings LLC
4.000%, 03/01/2023 (A)	$50,000	$48,688
5.000%, 02/01/2028 (A)	125,000	118,048
5.125%, 02/15/2023	20,000	20,325
5.125%, 05/01/2023 to 05/01/2027 (A)	1,735,000	1,753,157
5.250%, 09/30/2022	310,000	315,619
5.375%, 05/01/2025 (A)	2,395,000	2,403,981
5.750%, 02/15/2026 (A)	2,700,000	2,737,125
5.875%, 04/01/2024 (A)	470,000	486,004
Cequel Communications Holdings I LLC
7.750%, 07/15/2025 (A)	1,125,000	1,198,125
Cinemark USA, Inc.
5.125%, 12/15/2022	700,000	710,500
Cooper Tire & Rubber Company
7.625%, 03/15/2027 (B)	2,410,000	2,711,250
EMI Music Publishing Group North America Holdings, Inc.
7.625%, 06/15/2024 (A)	375,000	408,750
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)	2,975,000	2,967,563
GLP Capital LP
4.375%, 04/15/2021	75,000	75,563
4.875%, 11/01/2020	25,000	25,625
5.375%, 11/01/2023	625,000	651,563
Gray Television, Inc.
5.125%, 10/15/2024 (A)	975,000	955,500
5.875%, 07/15/2026 (A)	2,000,000	1,982,500
Group 1 Automotive, Inc.
5.000%, 06/01/2022	925,000	943,500
5.250%, 12/15/2023 (A)	500,000	512,500
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (A)	650,000	656,500
5.250%, 06/01/2026 (A)	650,000	658,125
Lamar Media Corp.
5.375%, 01/15/2024	250,000	257,723
5.875%, 02/01/2022	500,000	510,450
Levi Strauss & Company
5.000%, 05/01/2025	175,000	178,941
Lithia Motors, Inc.
5.250%, 08/01/2025 (A)	1,025,000	1,042,938
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (A)	925,000	919,219
5.375%, 06/15/2022 (A)	250,000	257,813
LKQ Corp.
4.750%, 05/15/2023	3,150,000	3,189,375
MGM Growth Properties Operating Partnership LP
4.500%, 01/15/2028	275,000	260,563
NAI Entertainment Holdings
5.000%, 08/01/2018 (A)	305,000	305,000
National CineMedia LLC
6.000%, 04/15/2022	2,075,000	2,093,156
Nexstar Broadcasting, Inc.
5.625%, 08/01/2024 (A)	600,000	603,000
6.125%, 02/15/2022 (A)	1,525,000	1,570,750
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	3,000,000	3,037,125
Outfront Media Capital LLC
5.250%, 02/15/2022	230,000	234,888
5.625%, 02/15/2024	375,000	379,219
Penske Automotive Group, Inc.
3.750%, 08/15/2020	415,000	411,888
5.375%, 12/01/2024	1,113,000	1,115,783
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Penske Automotive Group, Inc. (continued)
5.750%, 10/01/2022	$2,000,000	$2,055,000
Pinnacle Entertainment, Inc.
5.625%, 05/01/2024	275,000	290,265
Salem Media Group, Inc.
6.750%, 06/01/2024 (A)	2,075,000	2,023,125
Service Corp. International
4.625%, 12/15/2027	425,000	415,438
7.500%, 04/01/2027	450,000	524,250
8.000%, 11/15/2021	2,145,000	2,445,300
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,388,375
6.125%, 03/15/2027	350,000	345,625
Speedway Motorsports, Inc.
5.125%, 02/01/2023	650,000	650,000
The EW Scripps Company
5.125%, 05/15/2025 (A)	2,000,000	1,920,000
The Nielsen Company Luxembourg SARL
5.000%, 02/01/2025 (A)(B)	400,000	399,376
The William Carter Company
5.250%, 08/15/2021	300,000	306,375
WMG Acquisition Corp.
5.500%, 04/15/2026 (A)	475,000	475,000
Wolverine World Wide, Inc.
5.000%, 09/01/2026 (A)	889,000	889,000
		59,971,132
Consumer staples – 2.0%
Aramark Services, Inc.
5.000%, 02/01/2028 (A)	150,000	149,438
5.125%, 01/15/2024	370,000	377,400
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	1,003,750
5.250%, 04/01/2025	600,000	577,500
Central Garden & Pet Company
5.125%, 02/01/2028	150,000	146,063
Cott Holdings, Inc.
5.500%, 04/01/2025 (A)	375,000	373,538
Darling Ingredients, Inc.
5.375%, 01/15/2022	150,000	153,938
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (A)	25,000	25,125
4.875%, 11/01/2026 (A)	25,000	25,000
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (A)	940,000	935,300
5.875%, 09/30/2027 (A)	125,000	121,563
Pinnacle Foods Finance LLC
4.875%, 05/01/2021	875,000	883,750
5.875%, 01/15/2024	50,000	52,188
Prestige Brands, Inc.
6.375%, 03/01/2024 (A)	555,000	572,344
Spectrum Brands, Inc.
5.750%, 07/15/2025	275,000	283,250
		5,680,147
Energy – 21.4%
Andeavor Logistics LP
5.250%, 01/15/2025	425,000	436,178
6.375%, 05/01/2024	275,000	295,625
Archrock Partners LP
6.000%, 04/01/2021 to 10/01/2022	2,200,000	2,205,500
Baytex Energy Corp.
5.125%, 06/01/2021 (A)	1,400,000	1,316,000
5.625%, 06/01/2024 (A)	710,000	637,225

The accompanying notes are an integral part of the financial statements.

82

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Bristow Group, Inc.
6.250%, 10/15/2022	$2,450,000	$2,107,000
8.750%, 03/01/2023 (A)	500,000	508,438
Carrizo Oil & Gas, Inc.
8.250%, 07/15/2025	525,000	560,438
Cheniere Energy Partners LP
5.250%, 10/01/2025 (A)	2,975,000	3,004,750
Continental Resources, Inc.
3.800%, 06/01/2024	325,000	315,656
4.375%, 01/15/2028 (A)	175,000	170,078
DCP Midstream Operating LP
2.700%, 04/01/2019	475,000	469,656
Denbury Resources, Inc.
6.375%, 08/15/2021	2,125,000	1,763,750
9.250%, 03/31/2022 (A)	451,000	462,275
Enable Midstream Partners LP
2.400%, 05/15/2019	1,875,000	1,857,438
EnLink Midstream Partners LP
4.400%, 04/01/2024	1,904,000	1,912,925
Ensco PLC
5.750%, 10/01/2044	2,575,000	1,779,969
Era Group, Inc.
7.750%, 12/15/2022	1,600,000	1,538,000
Gulfport Energy Corp.
6.000%, 10/15/2024	625,000	614,063
6.625%, 05/01/2023	1,000,000	1,027,500
Hilcorp Energy I LP
5.000%, 12/01/2024 (A)	1,250,000	1,256,250
5.750%, 10/01/2025 (A)	1,250,000	1,271,875
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	1,620,000	955,800
5.875%, 04/01/2020	585,000	403,650
Matador Resources Company
6.875%, 04/15/2023	250,000	261,250
Murphy Oil Corp.
4.450%, 12/01/2022	1,175,000	1,160,313
5.750%, 08/15/2025	125,000	124,375
6.875%, 08/15/2024	585,000	615,057
Nabors Industries, Inc.
5.750%, 02/01/2025 (A)	800,000	763,500
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	225,000	224,438
4.875%, 08/15/2027 (A)	350,000	353,063
7.768%, 12/15/2037 (A)	3,675,000	4,501,875
Oceaneering International, Inc.
6.000%, 02/01/2028	550,000	542,114
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	750,000	750,750
PDC Energy, Inc.
6.125%, 09/15/2024	400,000	409,000
PHI, Inc.
5.250%, 03/15/2019	1,650,000	1,619,063
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (A)	3,550,000	3,687,563
6.875%, 04/15/2040 (A)	1,357,000	1,591,083
7.500%, 07/15/2038 (A)	201,000	245,220
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021	375,000	396,071
6.250%, 03/15/2022	1,050,000	1,145,489
SemGroup Corp.
5.625%, 07/15/2022 to 11/15/2023	1,625,000	1,594,688
6.375%, 03/15/2025 (B)	1,925,000	1,900,938
7.250%, 03/15/2026	910,000	930,475
Southwestern Energy Company
4.100%, 03/15/2022 (B)	175,000	164,063
CORPORATE BONDS (continued)
Energy (continued)
Southwestern Energy Company (continued)
6.700%, 01/23/2025	$15,000	$14,700
7.500%, 04/01/2026	250,000	252,500
7.750%, 10/01/2027 (B)	250,000	255,000
Summit Midstream Holdings LLC
5.750%, 04/15/2025	125,000	125,000
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (A)	4,425,000	4,557,662
Teekay Corp.
8.500%, 01/15/2020 (B)	3,980,000	4,149,150
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (A)	50,000	48,313
Ultra Resources, Inc.
6.875%, 04/15/2022 (A)(B)	400,000	360,000
7.125%, 04/15/2025 (A)(B)	1,600,000	1,432,000
Western Gas Partners LP
5.375%, 06/01/2021	10,000	10,467
		61,055,219
Financials – 6.4%
Ally Financial, Inc.
8.000%, 03/15/2020	200,000	216,500
CIT Group, Inc.
5.375%, 05/15/2020	400,000	413,500
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043	1,000,000	735,000
FirstCash, Inc.
5.375%, 06/01/2024 (A)	450,000	464,063
Hub Holdings LLC (8.125% Cash or 8.875% PIK)
8.125%, 07/15/2019 (A)	850,000	851,063
HUB International, Ltd.
7.875%, 10/01/2021 (A)	2,900,000	2,990,625
Infinity Acquisition LLC
7.250%, 08/01/2022 (A)	650,000	651,625
LPL Holdings, Inc.
5.750%, 09/15/2025 (A)	5,575,000	5,644,688
OneMain Financial Holdings LLC
7.250%, 12/15/2021 (A)	2,575,000	2,675,103
Rockpoint Gas Storage Canada, Ltd.
7.000%, 03/31/2023 (A)	987,000	987,000
Springleaf Finance Corp.
6.000%, 06/01/2020	1,475,000	1,524,781
8.250%, 12/15/2020 to 10/01/2023	275,000	302,000
USIS Merger Sub, Inc.
6.875%, 05/01/2025 (A)	875,000	885,938
		18,341,886
Health care – 8.6%
Change Healthcare Holdings LLC
5.750%, 03/01/2025 (A)	1,825,000	1,825,000
Community Health Systems, Inc.
5.125%, 08/01/2021 (B)	1,225,000	1,130,063
Encompass Health Corp.
5.125%, 03/15/2023	195,000	198,413
Endo Finance LLC
5.875%, 10/15/2024 (A)(B)	200,000	201,500
HCA, Inc.
4.250%, 10/15/2019	135,000	136,688
5.875%, 03/15/2022	1,500,000	1,590,000
Hill-Rom Holdings, Inc.
5.000%, 02/15/2025 (A)	25,000	24,938
5.750%, 09/01/2023 (A)	325,000	337,188
Hologic, Inc.
4.375%, 10/15/2025 (A)	1,250,000	1,220,313
4.625%, 02/01/2028 (A)	150,000	144,750

The accompanying notes are an integral part of the financial statements.

83

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (A)	$1,600,000	$1,656,000
LifePoint Health, Inc.
5.500%, 12/01/2021	400,000	403,000
MEDNAX, Inc.
5.250%, 12/01/2023 (A)	725,000	742,219
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (A)	2,225,000	2,341,813
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)	400,000	407,250
Quintiles IMS, Inc.
4.875%, 05/15/2023 (A)	100,000	102,750
5.000%, 10/15/2026 (A)	200,000	200,600
Select Medical Corp.
6.375%, 06/01/2021	1,975,000	2,013,453
Surgery Center Holdings, Inc.
6.750%, 07/01/2025 (A)(B)	325,000	305,500
8.875%, 04/15/2021 (A)	1,025,000	1,063,438
Tenet Healthcare Corp.
4.625%, 07/15/2024 (A)	775,000	741,578
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 to 11/01/2025 (A)	2,075,000	1,869,907
5.875%, 05/15/2023 (A)	1,025,000	910,969
6.125%, 04/15/2025 (A)	1,265,000	1,109,247
6.500%, 03/15/2022 (A)	175,000	182,000
6.750%, 08/15/2021 (A)	275,000	268,125
7.000%, 03/15/2024 (A)	325,000	342,469
7.500%, 07/15/2021 (A)	41,000	41,205
9.000%, 12/15/2025 (A)	350,000	350,656
Vizient, Inc.
10.375%, 03/01/2024 (A)	2,350,000	2,632,000
		24,493,032
Industrials – 7.0%
ACCO Brands Corp.
5.250%, 12/15/2024 (A)	25,000	25,125
Advanced Disposal Services, Inc.
5.625%, 11/15/2024 (A)	1,925,000	1,963,500
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	575,000	563,500
5.000%, 10/01/2024 (A)	2,525,000	2,559,719
Covanta Holding Corp.
5.875%, 03/01/2024 to 07/01/2025	1,000,000	998,750
6.375%, 10/01/2022	2,022,000	2,064,968
IHS Markit, Ltd.
4.750%, 02/15/2025 (A)	1,000,000	1,022,500
5.000%, 11/01/2022 (A)	1,275,000	1,319,625
KAR Auction Services, Inc.
5.125%, 06/01/2025 (A)	3,250,000	3,274,375
RBS Global, Inc.
4.875%, 12/15/2025 (A)	650,000	640,250
Ritchie Bros Auctioneers, Inc.
5.375%, 01/15/2025 (A)	2,650,000	2,679,945
Sensata Technologies BV
5.625%, 11/01/2024 (A)	2,050,000	2,191,553
Sensata Technologies UK Financing Company PLC
6.250%, 02/15/2026 (A)	250,000	265,000
Waste Pro USA, Inc.
5.500%, 02/15/2026 (A)	250,000	251,250
Wrangler Buyer Corp.
6.000%, 10/01/2025 (A)	200,000	202,500
		20,022,560
CORPORATE BONDS (continued)
Information technology – 7.7%
Cardtronics, Inc.
5.125%, 08/01/2022	$852,000	$828,570
5.500%, 05/01/2025 (A)	1,400,000	1,319,500
CDK Global, Inc.
4.875%, 06/01/2027 (A)	150,000	148,830
5.000%, 10/15/2024	600,000	607,500
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	525,000	542,220
Dell International LLC
5.875%, 06/15/2021 (A)	1,825,000	1,866,063
7.125%, 06/15/2024 (A)	3,475,000	3,752,653
First Data Corp.
5.000%, 01/15/2024 (A)	1,550,000	1,559,688
5.375%, 08/15/2023 (A)	200,000	203,482
5.750%, 01/15/2024 (A)	625,000	635,938
7.000%, 12/01/2023 (A)	1,100,000	1,156,375
Gartner, Inc.
5.125%, 04/01/2025 (A)	1,625,000	1,665,625
Infor Software Parent LLC (7.125% Cash or 7.875% PIK) 7.125%, 05/01/2021 (A)	475,000	483,313
Infor US, Inc.
6.500%, 05/15/2022	355,000	362,988
NCR Corp.
4.625%, 02/15/2021	475,000	471,438
5.000%, 07/15/2022	1,510,000	1,513,775
5.875%, 12/15/2021	1,300,000	1,322,750
6.375%, 12/15/2023	750,000	780,000
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023	1,500,000	1,576,875
Symantec Corp.
5.000%, 04/15/2025 (A)	125,000	127,513
Tempo Acquisition LLC
6.750%, 06/01/2025 (A)	575,000	579,313
Vantiv LLC
4.375%, 11/15/2025 (A)	325,000	314,844
		21,819,253
Materials – 3.9%
ArcelorMittal
6.125%, 06/01/2025 (B)	175,000	192,771
Ardagh Packaging Finance PLC
4.250%, 09/15/2022 (A)	200,000	199,250
4.625%, 05/15/2023 (A)	150,000	149,813
6.000%, 02/15/2025 (A)	1,000,000	1,025,000
7.250%, 05/15/2024 (A)	475,000	508,844
Ball Corp.
4.375%, 12/15/2020	750,000	766,875
5.000%, 03/15/2022	175,000	181,563
5.250%, 07/01/2025	75,000	78,750
Berry Global, Inc.
5.125%, 07/15/2023	250,000	255,313
6.000%, 10/15/2022	640,000	666,400
Crown Americas LLC
4.750%, 02/01/2026 (A)	550,000	541,750
Novelis Corp.
6.250%, 08/15/2024 (A)	125,000	127,813
OI European Group BV
4.000%, 03/15/2023 (A)	350,000	338,625
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (A)	175,000	178,500
5.375%, 01/15/2025 (A)	850,000	867,000
5.875%, 08/15/2023 (A)	913,000	951,803
6.375%, 08/15/2025 (A)	1,700,000	1,827,500
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (A)	150,000	152,978

The accompanying notes are an integral part of the financial statements.

84

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Sealed Air Corp.
5.125%, 12/01/2024 (A)	$1,165,000	$1,199,950
Silgan Holdings, Inc.
5.000%, 04/01/2020	561,000	559,598
5.500%, 02/01/2022	75,000	76,406
The Scotts Miracle-Gro Company
6.000%, 10/15/2023	50,000	52,250
Valvoline, Inc.
5.500%, 07/15/2024	250,000	257,813
		11,156,565
Real estate – 4.1%
CoreCivic, Inc.
4.625%, 05/01/2023	300,000	298,500
5.000%, 10/15/2022	800,000	818,000
Equinix, Inc.
5.750%, 01/01/2025	650,000	679,250
5.875%, 01/15/2026	575,000	602,313
Iron Mountain, Inc.
4.375%, 06/01/2021 (A)	975,000	986,213
5.250%, 03/15/2028 (A)	450,000	428,760
6.000%, 08/15/2023	250,000	259,688
MPT Operating Partnership LP
5.000%, 10/15/2027	725,000	708,325
5.250%, 08/01/2026	800,000	795,000
5.500%, 05/01/2024	715,000	731,088
6.375%, 03/01/2024	60,000	63,150
Sabra Health Care LP
5.375%, 06/01/2023	500,000	502,500
5.500%, 02/01/2021	1,350,000	1,380,375
SBA Communications Corp.
4.000%, 10/01/2022 (A)	525,000	514,500
4.875%, 07/15/2022	100,000	101,250
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	208,950
5.875%, 01/15/2022 (B)	1,090,000	1,118,613
5.875%, 10/15/2024	575,000	580,750
6.000%, 04/15/2026	975,000	971,636
		11,748,861
Telecommunication services – 6.5%
CSC Holdings LLC
5.375%, 02/01/2028 (A)	375,000	366,563
GCI, Inc.
6.750%, 06/01/2021	500,000	507,500
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	4,225,000	3,496,188
Intelsat Luxembourg SA
7.750%, 06/01/2021	1,300,000	741,000
Level 3 Financing, Inc.
5.125%, 05/01/2023	665,000	665,000
5.250%, 03/15/2026	475,000	457,183
5.375%, 08/15/2022 to 05/01/2025	2,090,000	2,092,888
5.625%, 02/01/2023	285,000	287,850
6.125%, 01/15/2021	880,000	894,850
Sprint Capital Corp.
6.875%, 11/15/2028	190,000	181,450
6.900%, 05/01/2019	1,375,000	1,423,593
Sprint Communications, Inc.
7.000%, 08/15/2020	760,000	795,150
Sprint Corp.
7.625%, 02/15/2025	425,000	425,000
7.875%, 09/15/2023	500,000	517,500
T-Mobile USA, Inc.
4.000%, 04/15/2022	375,000	375,000
4.500%, 02/01/2026	75,000	73,594
CORPORATE BONDS (continued)
Telecommunication services (continued)
T-Mobile USA, Inc. (continued)
4.750%, 02/01/2028	$75,000	$73,154
5.125%, 04/15/2025	250,000	252,500
5.375%, 04/15/2027	125,000	127,813
6.375%, 03/01/2025	100,000	105,500
6.625%, 04/01/2023	600,000	621,240
6.836%, 04/28/2023	1,435,000	1,488,813
Zayo Group LLC
5.750%, 01/15/2027 (A)	675,000	678,375
6.375%, 05/15/2025	1,814,000	1,897,858
		18,545,562
Utilities – 5.7%
AmeriGas Partners LP
5.750%, 05/20/2027	100,000	99,000
Enable Oklahoma Intrastate Transmission LLC
6.250%, 03/15/2020 (A)	1,000,000	1,051,332
NextEra Energy Operating Partners LP
4.250%, 09/15/2024 (A)	125,000	123,281
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,878,271	3,151,706
Pattern Energy Group, Inc.
5.875%, 02/01/2024 (A)	3,775,000	3,888,250
Southern Star Central Corp.
5.125%, 07/15/2022 (A)	1,950,000	1,993,875
Terraform Global Operating LLC
6.125%, 03/01/2026 (A)	950,000	957,125
TerraForm Power Operating LLC
4.250%, 01/31/2023 (A)	3,700,000	3,626,000
5.000%, 01/31/2028 (A)	425,000	411,315
6.625%, 06/15/2025 (A)(B)	850,000	920,125
		16,222,009
TOTAL CORPORATE BONDS (Cost $265,070,938)		$269,056,226
CONVERTIBLE BONDS – 1.1%
Energy – 1.1%
Denbury Resources, Inc.
5.000%, 12/15/2023 (A)	374,000	306,941
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019	2,625,000	2,134,495
Nabors Industries, Inc.
0.750%, 01/15/2024 (A)	950,000	722,454
		3,163,890
TOTAL CONVERTIBLE BONDS (Cost $3,125,455)		$3,163,890
TERM LOANS (C) – 2.6%
Consumer discretionary – 0.7%
Advantage Sales & Marketing, Inc. (2 and 3 month LIBOR + 3.250%) 5.017%, 07/23/2021	935,496	920,734
CCM Merger, Inc. (1 month LIBOR + 2.750%) 4.398%, 08/08/2021	387,324	389,989
WASH Multifamily Laundry Systems LLC (1 month LIBOR + 7.000%) 8.648%, 05/12/2023 to 05/14/2023	85,000	84,150
WASH Multifamily Laundry Systems LLC (1 month LIBOR + 3.250%) 4.898%, 05/14/2022	653,249	656,514
		2,051,387

The accompanying notes are an integral part of the financial statements.

85

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (C) (continued)
Energy – 0.2%
Chesapeake Energy Corp. (3 month LIBOR + 7.500%) 9.444%, 08/23/2021	$300,000	$319,425
Hummel Station LLC (1 month LIBOR + 6.000%) 7.648%, 10/27/2022	218,870	211,551
		530,976
Financials – 0.2%
Capital Automotive LP (1 month LIBOR + 6.000%) 7.650%, 03/24/2025	451,140	458,282
Health care – 0.2%
Press Ganey Holdings, Inc. (1 month LIBOR + 3.000%) 4.648%, 10/21/2023	573,552	577,136
Information technology – 1.3%
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%) 4.900%, 10/19/2023	3,756,276	3,772,240
TOTAL TERM LOANS (Cost $7,349,225)		$7,390,021
RIGHTS – 0.0%
Texas Competitive Electric Holdings Company LLC (D)(E)	215,025	150,518
TOTAL RIGHTS (Cost $1,079,996)		$150,518
ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings Company LLC
11.500%, 10/01/2020 (D)(F)	13,200,000	0
TOTAL ESCROW CERTIFICATES (Cost $6,477)		$0
SECURITIES LENDING COLLATERAL – 2.4%
John Hancock Collateral Trust, 1.5822% (G)(H)	677,969	6,781,995
TOTAL SECURITIES LENDING COLLATERAL (Cost $6,782,174)		$6,781,995
SHORT-TERM INVESTMENTS – 1.4%
Money market funds – 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.3018% (G)	3,982,321	3,982,321
TOTAL SHORT-TERM INVESTMENTS (Cost $3,982,321)		$3,982,321
Total Investments (U.S. High Yield Bond Fund) (Cost $287,396,586) – 101.9%		$290,524,971
Other assets and liabilities, net – (1.9%)		(5,502,344)
TOTAL NET ASSETS – 100.0%		$285,022,627

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $157,260,224 or 55.2% of the fund’s net assets as of 2-28-18.

(B)	A portion of this security is on loan as of 2-28-18.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Non-income producing security.
(E)	Strike price and/or expiration date not available.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	The rate shown is the annualized seven-day yield as of 2-28-18.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.

86

John Hancock Funds II

Portfolio of Investments — February 28, 2018 (showing percentage of total net assets)

Certain funds had the following country composition as a percentage of net assets, unless otherwise indicated, on 2-28-18:

High Yield Fund
United States	78.7%
Canada	5.4%
United Kingdom	4.6%
France	1.6%
Luxembourg	1.5%
Cayman Islands	1.1%
Netherlands	1.1%
Other countries	6.0%
Total	100.0%

Investment Quality Bond Fund (as a percentage of total investments)
United States	82.0%
Cayman Islands	10.3%
Japan	1.1%
Other countries	6.6%
Total	100.0%

Real Return Bond Fund (as a percentage of total investments)
United States	88.7%
Japan	3.5%
United Kingdom	2.4%
Other countries	5.4%
Total	100.0%

Total Return Fund (as a percentage of total investments)
United States	67.9%
Japan	10.9%
Denmark	5.0%
Cayman Islands	4.8%
United Kingdom	2.9%
Brazil	2.5%
Canada	1.7%
Switzerland	1.1%
Other countries	3.2%
Total	100.0%

The accompanying notes are an integral part of the financial statements.

87

John Hancock Funds II

Statements of assets and liabilities — February 28, 2018 (unaudited)

Assets	Asia Pacific Total Return Bond Fund	Core Bond Fund	Global Bond Fund	High Yield Fund
Unaffiliated investments, at value	$350,426,086	$2,092,475,011	$386,467,914	$439,176,058
Affiliated investments, at value	—	—	—	14,292,608
Repurchase agreements, at value	—	—	3,300,000	—
Total investments, at value	350,426,086	2,092,475,011	389,767,914	453,468,666
Receivable for futures variation margin	—	—	214,715	2,594
Unrealized appreciation on forward foreign currency contracts	417,025	—	3,113,305	8,605
Receivable for centrally cleard swaps	—	—	1,537,982	175,540
Swap contracts, at value	—	—	506,283	—
Cash	8,186,357	—	2,461,983	—
Foreign currency, at value	9,135,152	—	747,997	507,487
Cash held at broker for futures contracts	6,992,919	—	—	78,481
Cash at broker for sale commitments	—	450,000	—	—
Receivable for investments sold	—	65,814,734	2,292,213	2,962,621
Receivable for delayed delivery securities sold	—	330,200,678	99,522,562	—
Receivable for fund shares sold	—	58,521	—	—
Dividends and interest receivable	4,438,615	7,452,810	2,148,299	6,699,594
Receivable for securities lending income	—	908	—	19,431
Other assets	16,963	66,615	69,701	20,518
Total assets	379,613,117	2,496,519,277	502,382,954	463,943,537

Liabilities
Investments sold short, at value	—	—	233,798	—
Payable for open reverse repurchase agreements	—	—	12,647,379	—
Payable for sale commitments outstanding, at value	—	50,427,829	18,901,870	—
Payable for futures variation margin	112,750	—	—	—
Unrealized depreciation on forward foreign currency contracts	30,937	—	3,486,526	13,079
Written options, at value	—	—	225,962	—
Swap contracts, at value	—	—	258,980	6,600
Payable for collateral on OTC derivatives	—	—	2,040,000	—
Payable for collateral on open reverse repurchase agreements	—	—	10,000	—
Payable for investments purchased	7,104,498	50,178,280	2,123,969	1,286,418
Payable for delayed delivery securities purchased	—	598,192,270	167,768,628	—
Payable for fund shares repurchased	911,049	5,103,749	331,958	1,337,580
Payable upon return of securities loaned	—	—	—	14,297,333
Payable for interest on securities sold short	—	—	2,326	—
Payable to affiliates
Accounting and legal services fees	20,962	100,283	16,649	25,582
Trustees’ fees	595	2,542	783	826
Other liabilities and accrued expenses	84,002	199,604	76,870	86,682
Total liabilities	8,264,793	704,204,557	208,125,698	17,054,100
Net assets	$371,348,324	$1,792,314,720	$294,257,256	$446,889,437

Net assets consist of
Paid-in capital	$385,545,045	$1,846,900,811	$296,065,341	$769,018,183
Undistributed net investment income (loss)	1,426,124	3,737,003	3,554,260	4,183,797
Accumulated undistributed net realized gain (loss) on investments	(8,972,634)	(28,943,368)	(6,983,854)	(305,515,879)
Net unrealized appreciation (depreciation) on investments	(6,650,211)	(29,379,726)	1,621,509	(20,796,664)
Net assets	$371,348,324	$1,792,314,720	$294,257,256	$446,889,437
Unaffiliated investments, including repurchase agreements, at cost	$357,429,178	$2,122,466,474	$385,500,565	$459,925,618
Affiliated investments, at cost	—	—	—	$14,295,164
Foreign currency, at cost	$9,201,661	—	$969,104	$520,231
Proceeds received from investments sold short	—	—	$229,710	—
Proceeds received on sale commitments outstanding	—	$51,039,566	$18,878,680	—
Premiums received on written options	—	—	$394,052	—
Net unamortized upfront payment on swaps	—	—	($128,222)	($16,363)
Securities loaned, unaffiliated investments, at value	—	—	—	$13,823,636

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$171,343,545	$53,493,645	$303,384,972
Shares outstanding	—	13,512,489	4,140,070	36,988,836
Net asset value, offering price and redemption price per share	—	$12.68	$12.92	$8.20

Class NAV
Net assets	$371,348,324	$1,620,971,175	$240,763,611	$143,504,465
Shares outstanding	38,435,291	128,023,205	18,653,183	17,704,461
Net asset value, offering price and redemption price per share	$9.66	$12.66	$12.91	$8.11

88

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2018 (unaudited)

Assets	Investment Quality Bond Fund	Real Return Bond Fund	Short Term Government Income Fund	Total Return Fund
Unaffiliated investments, at value	$92,755,704	$1,769,941,173	$392,191,029	$3,477,303,721
Affiliated investments, at value	24,612	—	—	—
Repurchase agreements, at value	1,400,000	1,688,000	2,502,000	6,272,000
Total investments, at value	94,180,316	1,771,629,173	394,693,029	3,483,575,721
Receivable for futures variation margin	16,241	—	—	1,445,021
Unrealized appreciation on forward foreign currency contracts	4,552	3,966,895	—	5,186,231
Receivable for centrally cleared swaps	—	5,069,135	—	3,972,875
Swap contracts, at value	4,880	506,032	—	39,719
Cash	—	132	596	16,562
Foreign currency, at value	988	85,082	—	5,505,414
Cash at broker for sale commitments	45,000	—	—	—
Cash held at broker for futures contracts	—	1,002,000	—	—
Cash segregated at custodian for OTC derivative contracts	—	—	—	328,000
Receivable for investments sold	110,352	15,021,332	—	721,605
Receivable for delayed delivery securities sold	1,593,422	298,037,624	—	724,899,824
Receivable for fund shares sold	—	—	24,217	—
Dividends and interest receivable	444,201	4,197,135	1,584,291	12,240,578
Receivable for securities lending income	11	—	—	—
Receivable due from advisor	99	—	—	—
Other assets	5,694	48,139	13,880	84,278
Total assets	96,405,756	2,099,562,679	396,316,013	4,238,015,828

Liabilities
Payable for sale-buybacks	—	273,878,005	—	6,195,603
Payable for open reverse repurchase agreements	—	—	—	164,878,596
Payable for sale commitments outstanding, at value	1,365,464	65,922,564	—	32,272,054
Payable for futures variation margin	—	368,273	—	—
Unrealized depreciation on forward foreign currency contracts	53,683	3,916,403	—	29,074,755
Written options, at value	—	690,937	—	3,028,777
Payable for centrally cleared swaps	123,696	—	—	—
Swap contracts, at value	385,029	326,194	—	—
Due to custodian	52,084	—	—	—
Payable for collateral on OTC derivatives	—	2,711,000	—	725,000
Payable for investments purchased	1,435,045	4,447,446	—	8,636,088
Payable for delayed delivery securities purchased	17,374,396	431,263,147	—	1,665,971,152
Payable for fund shares repurchased	172,092	8,227,623	688,815	6,970,106
Payable upon return of securities loaned	24,616	—	—	—
Payable for interest on securities sold short	—	—	—	131,950
Payable to affiliates
Accounting and legal services fees	4,177	73,218	21,580	130,118
Trustees’ fees	637	1,749	431	3,473
Other liabilities and accrued expenses	56,084	1,478,768	65,639	81,027
Total liabilities	21,047,003	793,305,327	776,465	1,918,098,699
Net assets	$75,358,753	$1,306,257,352	$395,539,548	$2,319,917,129

Net assets consist of
Paid-in capital	$83,636,986	$1,372,440,539	$415,513,133	$2,408,561,961
Undistributed net investment income (loss)	80,264	(3,651,972)	242,899	(3,424,507)
Accumulated undistributed net realized gain (loss) on investments	(7,020,244)	(43,535,088)	(12,573,218)	(80,761,142)
Net unrealized appreciation (depreciation) on investments	(1,338,253)	(18,996,127)	(7,643,266)	(4,459,183)
Net assets	$75,358,753	$1,306,257,352	$395,539,548	$2,319,917,129
Unaffiliated investments, including repurchase agreements, at cost	$95,150,657	$1,795,440,974	$402,336,295	$3,481,757,884
Affiliated investments, at cost	$24,617	—	—	—
Foreign currency, at cost	$962	$144,214	—	$5,836,696
Proceeds received on sale commitments outstanding	$1,389,768	$65,969,584	—	$32,362,672
Premiums received on written options	—	$887,091	—	$4,013,484
Net unamortized upfront payment on swaps	($36,150)	($383,324)	—	($352,733)
Securities loaned, unaffiliated investments, at value	$23,676	—	—	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$75,358,753	$72,501,314	—	—
Shares outstanding	6,341,256	6,587,446	—	—
Net asset value, offering price and redemption price per share	$11.88	$11.01	—	—

Class NAV
Net assets	—	$1,233,756,038	$395,539,548	$2,319,917,129
Shares outstanding	—	113,517,421	42,521,377	175,145,634
Net asset value, offering price and redemption price per share	—	$10.87	$9.30	$13.25

89

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2018 (unaudited)

Assets	U.S. High Yield Bond Fund
Unaffiliated investments, at value	$283,742,976
Affiliated investments, at value	6,781,995
Total investments, at value	290,524,971
Receivable for investments sold	240,002
Dividends and interest receivable	4,470,654
Receivable for securities lending income	4,375
Other assets	13,881
Total assets	295,253,883

Liabilities
Payable for investments purchased	970,080
Payable for fund shares repurchased	2,405,675
Payable upon return of securities loaned	6,783,128
Payable to affiliates
Accounting and legal services fees	16,194
Trustees’ fees	514
Other liabilities and accrued expenses	55,665
Total liabilities	10,231,256
Net assets	$285,022,627

Net assets consist of
Paid-in capital	$297,401,805
Undistributed net investment income (loss)	2,187,741
Accumulated undistributed net realized gain (loss) on investments	(17,695,304)
Net unrealized appreciation (depreciation) on investments	3,128,385
Net assets	$285,022,627
Unaffiliated investments, including repurchase agreements, at cost	$280,614,412
Affiliated investments, at cost	$6,782,174
Securities loaned, unaffiliated investments, at value	$6,639,496

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$78,567,161
Shares outstanding	6,954,462
Net asset value, offering price and redemption price per share	$11.30

Class NAV
Net assets	$206,455,466
Shares outstanding	18,292,233
Net asset value, offering price and redemption price per share	$11.29

90

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the six months ended February 28, 2018 (unaudited)

Investment income	Asia Pacific Total Return Bond Fund	Core Bond Fund	Global Bond Fund	High Yield Fund
Interest	$8,276,882	$23,008,682	$4,066,118	$14,876,034
Dividends	—	—	13,276	199,935
Securities lending	—	10,862	—	76,594
Less foreign taxes withheld	(331,625)	—	—	(326)
Total investment income	7,945,257	23,019,544	4,079,394	15,152,237

Expenses
Investment management fees	1,358,552	5,252,168	1,060,755	1,613,107
Class 1 distribution and service fees	—	45,481	14,037	81,088
Accounting and legal services fees	30,906	147,233	24,501	38,343
Professional fees	42,122	55,478	55,542	45,154
Printing and postage	3,943	3,437	4,237	3,430
Custodian fees	78,493	106,184	39,121	32,685
Trustees’ fees	2,966	13,564	2,961	3,483
Interest expense	—	—	21,830	—
Other	10,720	25,511	11,319	12,471
Total expenses before reductions	1,527,702	5,649,056	1,234,303	1,829,761
Less expense reductions	(16,105)	(76,573)	(12,866)	(19,989)
Net expenses	1,511,597	5,572,483	1,221,437	1,809,772
Net investment income (loss)	6,433,660	17,447,061	2,857,957	13,342,465

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	582,848	(12,312,348)	(407,962)	1,605,165
Affiliated investments	—	(292)	—	(1,557)
Futures contracts	4,327,757	—	(4,787,343)	(524,546)
Forward foreign currency contracts	(269,841)	—	(2,042,313)	83,390
Written options	—	—	184,763	80,520
Swap contracts	—	—	7,813,574	(155,353)
	4,640,764	(12,312,640)	760,719	1,087,619

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(8,966,240)	(47,479,701)	(6,415,627)	(5,057,206)
Affiliated investments	—	29	—	(750)
Futures contracts	359,489	—	(12,763)	(30,809)
Forward foreign currency contracts	378,729	—	3,557,712	(134,993)
Written options	—	—	17,844	—
Swap contracts	—	—	1,349,496	(30,880)
	(8,228,022)	(47,479,672)	(1,503,338)	(5,254,638)
Net realized and unrealized gain (loss)	(3,587,258)	(59,792,312)	(742,619)	(4,167,019)

Increase (decrease) in net assets from operations	$2,846,402	($42,345,251)	$2,115,338	$9,175,446

91

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the six months ended February 28, 2018 (unaudited)

Investment income	Investment Quality Bond Fund	Real Return Bond Fund	Short Term Government Income Fund	Total Return Fund
Interest	$1,096,331	$14,846,337	$3,017,644	$33,070,679
Dividends	—	1,041	—	331,200
Securities lending	121	—	—	—
Total investment income	1,096,452	14,847,378	3,017,644	33,401,879

Expenses
Investment management fees	226,289	4,427,093	978,386	7,839,468
Class 1 distribution and service fees	18,857	18,960	—	—
Accounting and legal services fees	6,396	105,261	28,663	190,752
Professional fees	43,428	60,963	37,919	72,335
Printing and postage	3,428	3,434	3,421	3,204
Custodian fees	6,186	91,880	22,235	222,944
Trustees’ fees	89	9,661	1,811	16,290
Interest expense	—	1,713,472	—	123,607
Other	7,368	14,501	6,089	42,329
Total expenses before reductions	312,041	6,445,225	1,078,524	8,510,929
Less expense reductions	(13,149)	(54,631)	(50,040)	(916,730)
Net expenses	298,892	6,390,594	1,028,484	7,594,199
Net investment income (loss)	797,560	8,456,784	1,989,160	25,807,680

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(165,113)	(6,411,651)	(84,512)	(10,540,284)
Affiliated investments	1	—	—	—
Futures contracts	(265,209)	2,354,599	—	(26,266,326)
Forward foreign currency contracts	(5,484)	(3,952,487)	—	(12,087,210)
Written options	—	1,002,475	—	2,653,494
Swap contracts	17,128	743,420	—	4,702,715
	(418,677)	(6,263,644)	(84,512)	(41,537,611)

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(2,035,092)	(23,751,303)	(7,175,592)	(35,899,543)
Affiliated investments	(2)	—	—	—
Futures contracts	(19,873)	(547,549)	—	4,500,342
Forward foreign currency contracts	(18,973)	823,786	—	(6,910,467)
Written options	—	(289,655)	—	(1,610,523)
Swap contracts	284,960	4,266,087	—	7,493,038
	(1,788,980)	(19,498,634)	(7,175,592)	(32,427,153)
Net realized and unrealized gain (loss)	(2,207,657)	(25,762,278)	(7,260,104)	(73,964,764)

Increase (decrease) in net assets from operations	($1,410,097)	($17,305,494)	($5,270,944)	($48,157,084)

92

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the six months ended February 28, 2018 (unaudited)

Investment income	U.S. High Yield Bond Fund
Interest	$8,761,114
Dividends	13,045
Securities lending	35,819
Total investment income	8,809,978

Expenses
Investment management fees	1,088,671
Class 1 distribution and service fees	20,743
Accounting and legal services fees	24,018
Professional fees	37,068
Printing and postage	3,428
Custodian fees	19,865
Trustees’ fees	2,216
Other	31,251
Total expenses before reductions	1,227,260
Less expense reductions	(12,487)
Net expenses	1,214,773
Net investment income (loss)	7,595,205

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,083,643
Affiliated investments	(699)
1,082,944

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(3,112,260)
Affiliated investments	(106)
(3,112,366)
Net realized and unrealized gain (loss)	(2,029,422)

Increase (decrease) in net assets from operations	$5,565,783

93

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Asia Pacific Total Return Bond Fund		Core Bond Fund		Global Bond Fund
Increase (decrease) in net assets	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17
From operations
Net investment income (loss)	$6,433,660	$12,913,642	$17,447,061	$27,800,576	$2,857,957	$6,989,973
Net realized gain (loss)	4,640,764	(4,369,827)	(12,312,640)	(6,838,169)	760,719	(9,573,129)
Change in net unrealized appreciation (depreciation)	(8,228,022)	3,736,017	(47,479,672)	(3,624,231)	(1,503,338)	2,410,691
Increase (decrease) in net assets resulting from operations	2,846,402	12,279,832	(42,345,251)	17,338,176	2,115,338	(172,465)
Distributions to shareholders
From net investment income
Class 1	—	—	(2,334,992)	(3,674,590)	—	(1,523,354)
Class NAV	(8,195,100)	(6,046,154)	(20,974,286)	(25,852,743)	(113,061)	(11,164,725)
From net realized gain
Class 1	—	—	—	(2,209,566)	—	(213,199)
Class NAV	—	—	—	(13,708,646)	—	(1,531,174)
Total distributions	(8,195,100)	(6,046,154)	(23,309,278)	(45,445,545)	(113,061)	(14,432,452)
From fund share transactions
Portfolio share transactions	(5,381,349)	(36,017,171)	53,078,725	387,125,263	(17,421,906)	(172,950,048)
Total from portfolio share transactions	(5,381,349)	(36,017,171)	53,078,725	387,125,263	(17,421,906)	(172,950,048)
Total increase (decrease)	(10,730,047)	(29,783,493)	(12,575,804)	359,017,894	(15,419,629)	(187,554,965)

Net assets
Beginning of period	382,078,371	411,861,864	1,804,890,524	1,445,872,630	309,676,885	497,231,850
End of period	$371,348,324	$382,078,371	$1,792,314,720	$1,804,890,524	$294,257,256	$309,676,885

Undistributed net investment income (loss)	$1,426,124	$3,187,564	$3,737,003	$9,599,220	$3,554,260	$809,364

	High Yield Fund		Investment Quality Bond Fund		Real Return Bond Fund
Increase (decrease) in net assets	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17
From operations
Net investment income (loss)	$13,342,465	$29,996,003	$797,560	$7,120,775	$8,456,784	$20,467,200
Net realized gain (loss)	1,087,619	(2,790,524)	(418,677)	(3,486,996)	(6,263,644)	3,547,216
Change in net unrealized appreciation (depreciation)	(5,254,638)	13,493,150	(1,788,980)	(11,252,584)	(19,498,634)	(8,178,552)
Increase (decrease) in net assets resulting from operations	9,175,446	40,698,629	(1,410,097)	(7,618,805)	(17,305,494)	15,835,864
Distributions to shareholders
From net investment income
Class 1	(10,121,964)	(21,922,361)	(1,291,006)	(3,148,407)	(1,115,495)	(2,061,080)
Class NAV[1]	(4,614,708)	(10,784,173)	—	(6,707,423)	(18,582,956)	(25,314,134)
From net realized gain
Class 1	—	—	—	(616,116)	—	—
Class NAV[1]	—	—	—	(3,797,150)	—	—
Total distributions	(14,736,672)	(32,706,534)	(1,291,006)	(14,269,096)	(19,698,451)	(27,375,214)
From fund share transactions
Portfolio share transactions	(33,118,486)	(50,749,010)	817,830	(500,115,119)	116,246,874	246,313,713
Total from portfolio share transactions	(33,118,486)	(50,749,010)	817,830	(500,115,119)	116,246,874	246,313,713
Total increase (decrease)	(38,679,712)	(42,756,915)	(1,883,273)	(522,003,020)	79,242,929	234,774,363

Net assets
Beginning of period	485,569,149	528,326,064	77,242,026	599,245,046	1,227,014,423	992,240,060
End of period	$446,889,437	$485,569,149	$75,358,753	$77,242,026	$1,306,257,352	$1,227,014,423

Undistributed net investment income (loss)	$4,183,797	$5,578,004	$80,264	$573,710	($3,651,972)	$7,589,695

[1] Class NAV liquidated on 3-15-17 for Investment Quality Bond.

94

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Short Term Government Income Fund		Total Return Fund		U.S. High Yield Bond Fund
Increase (decrease) in net assets	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17	Six months ended 2-28-18 (unaudited)	Year ended 8-31-17
From operations
Net investment income (loss)	$1,989,160	$2,111,478	$25,807,680	$45,771,586	$7,595,205	$17,592,481
Net realized gain (loss)	(84,512)	85,873	(41,537,611)	(2,002,377)	1,082,944	(7,552,911)
Change in net unrealized appreciation (depreciation)	(7,175,592)	(1,503,530)	(32,427,153)	19,334,470	(3,112,366)	16,255,990
Increase (decrease) in net assets resulting from operations	(5,270,944)	693,821	(48,157,084)	63,103,679	5,565,783	26,295,560
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(2,385,937)	(4,908,055)
Class NAV	(2,711,791)	(3,871,626)	(48,960,469)	(50,272,553)	(6,096,071)	(14,210,317)
Total distributions	(2,711,791)	(3,871,626)	(48,960,469)	(50,272,553)	(8,482,008)	(19,118,372)
From fund share transactions
Portfolio share transactions	128,144,844	(34,507,396)	101,970,156	302,253,871	(8,229,606)	(72,673,509)
Total from portfolio share transactions	128,144,844	(34,507,396)	101,970,156	302,253,871	(8,229,606)	(72,673,509)
Total increase (decrease)	120,162,109	(37,685,201)	4,852,603	315,084,997	(11,145,831)	(65,496,321)

Net assets
Beginning of period	275,377,439	313,062,640	2,315,064,526	1,999,979,529	296,168,458	361,664,779
End of period	$395,539,548	$275,377,439	$2,319,917,129	$2,315,064,526	$285,022,627	$296,168,458

Undistributed net investment income (loss)	$242,899	$965,530	($3,424,507)	$19,728,282	$2,187,741	$3,074,544

95

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statement of cash flows — February 28, 2018

Real Return Bond Fund
Cash flows from operating activities
Net decrease in net assets from operations	$(17,305,494)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(489,355,346)
Long-term investments sold	434,035,956
Sale commitments purchased	(1,529,665,754)
Sale commitments sold	1,405,410,194
Increase in short-term investments	(31,941,356)
Net amortization of premium (discount)	(7,120,904)
Decrease in foreign currency	1,095,905
Decrease in cash held at broker for futures contracts	687,274
Increase in receivable for investments sold	(11,317,409)
Increase in receivable for delayed delivery securities sold	(242,380,060)
Increase in unrealized appreciation/depreciation for forward foreign currency contracts	(823,785)
Increase in dividends and interest receivable	(1,422,377)
Increase in unrealized appreciation/depreciation of swap contracts	(372,460)
Increase in other assets	(42,539)
Increase in receivable for centrally cleared swaps	(1,476,035)
Increase in payable for collateral on OTC derivatives	1,889,000
Increase in payable for investments purchased	2,175,724
Increase in payable for delayed delivery securities purchased	369,592,991
Increase in payable for written options	330,415
Increase in payable for futures variation margin	72,666
Increase in payable to affiliates	44,886
Increase in other liabilities and accrued expenses	1,409,011
Net change in unrealized (appreciation) depreciation on investments	23,684,782
Net realized loss on investments	6,814,776
Net cash used in operating activities	$(85,979,939)

Cash flows from financing activities
Borrowings under sale-buybacks	3,085,842,329
Repayments of sale-buybacks	(3,085,734,300)
Decrease in payable for sale-buybacks	(19,580,979)
Portfolio shares sold	148,484,119
Portfolio shares repurchased	(51,935,696)
Decrease in receivable for Portfolio shares sold	258,816
Increase in payable for Portfolio shares repurchased	6,679,209
Net cash provided by financing activities	$84,013,498

Net decrease in cash	$(1,966,441)

Cash at beginning of period	$1,966,573

Cash at end of period	$132

Supplemental disclosure of cash flow information:
Cash paid for interest	$1,713,472
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	19,698,451

96

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Asia Pacific Total Return Bond Fund
CLASS NAV
02-28-2018[3]	9.80	0.16	(0.09)	0.07	(0.21)	—	—	(0.21)	9.66	0.72 [5]	0.81	[6]	0.80	[6]	3.39	[6]	371	41
08-31-2017	9.64	0.32	(0.01)	0.31	(0.15)	—	—	(0.15)	9.80	3.30	0.80		0.79		3.32		382	53
08-31-2016	8.94	0.32	0.64	0.96	(0.26)	—	—	(0.26)	9.64	10.96	0.81		0.80		3.44		412	54
08-31-2015	9.63	0.30	(0.74)	(0.44)	(0.25)	—	—	(0.25)	8.94	(4.65)	0.83		0.82		3.21		422	35
08-31-2014	9.25	0.28	0.45	0.73	(0.33)	(0.02)	—	(0.35)	9.63	8.12	0.87		0.86		3.00		443	31
08-31-2013[4]	10.00	0.16	(0.91)	(0.75)	—	—	—	—	9.25	(7.50)[5]	0.89	[6]	0.86	[6]	2.64	[6]	404	7
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Period from 1-16-13 (commencement of operations) to 8-31-13. 5. Not annualized. 6. Annualized.

Core Bond Fund
CLASS 1
02-28-2018[3]	13.15	0.12	(0.43)	(0.31)	(0.16)	—	—	(0.16)	12.68	(2.35)[4]	0.67	[5]	0.66	[5]	1.89	[5]	171	133
08-31-2017	13.49	0.22	(0.17)	0.05	(0.24)	(0.15)	—	(0.39)	13.15	0.46	0.67		0.66		1.70		190	363
08-31-2016	13.01	0.21	0.51	0.72	(0.24)	—	—	(0.24)	13.49	5.59	0.67		0.66		1.59		220	471
08-31-2015	13.08	0.18	(0.03)	0.15	(0.22)	—	—	(0.22)	13.01	1.14	0.68		0.67		1.39		168	408
08-31-2014	12.60	0.20	0.57	0.77	(0.24)	(0.05)	—	(0.29)	13.08	6.22	0.68		0.68		1.59		93	332
08-31-2013	13.64	0.19	(0.48)	(0.29)	(0.26)	(0.49)	—	(0.75)	12.60	(2.26)	0.67		0.67		1.46		84	346
CLASS NAV
02-28-2018[3]	13.13	0.12	(0.42)	(0.30)	(0.17)	—	—	(0.17)	12.66	(2.33)[4]	0.62	[5]	0.61	[5]	1.94	[5]	1,621	133
08-31-2017	13.47	0.23	(0.17)	0.06	(0.25)	(0.15)	—	(0.40)	13.13	0.51	0.62		0.61		1.77		1,615	363
08-31-2016	12.99	0.22	0.50	0.72	(0.24)	—	—	(0.24)	13.47	5.65	0.62		0.61		1.64		1,226	471
08-31-2015	13.06	0.19	(0.04)	0.15	(0.22)	—	—	(0.22)	12.99	1.19	0.63		0.62		1.44		1,044	408
08-31-2014	12.58	0.21	0.57	0.78	(0.25)	(0.05)	—	(0.30)	13.06	6.29	0.63		0.63		1.64		415	332
08-31-2013	13.62	0.20	(0.48)	(0.28)	(0.27)	(0.49)	—	(0.76)	12.58	(2.21)	0.62		0.62		1.50		456	346
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized.

Global Bond Fund
CLASS 1
02-28-2018[3]	12.84	0.12	(0.04)	0.08	—	—	—	—	12.92	0.62 [4]	0.83	[5]	0.83	[5]	1.85	[5]	53	16
08-31-2017	13.09	0.18	(0.08)	0.10	(0.31)	(0.04)	—	(0.35)	12.84	1.05	0.83		0.82		1.48		59	56
08-31-2016	11.87	0.19	1.03	1.22	— [6]	—	—	— [6]	13.09	10.30	0.82		0.81		1.55		66	71
08-31-2015	12.64	0.20	(0.97)	(0.77)	—	—	—	—	11.87	(6.09)	0.83		0.82		1.64		57	61
08-31-2014	11.84	0.24	0.56	0.80	—	—	—	—	12.64	6.76	0.86		0.85		1.96		69	97
08-31-2013	12.83	0.25	(0.86)	(0.61)	(0.38)	—	—	(0.38)	11.84	(4.93)	0.86		0.86		2.00		74	85
CLASS NAV
02-28-2018[3]	12.82	0.12	(0.02)	0.10	(0.01)	—	—	(0.01)	12.91	0.75 [4]	0.78	[5]	0.78	[5]	1.90	[5]	241	16
08-31-2017	13.08	0.19	(0.09)	0.10	(0.32)	(0.04)	—	(0.36)	12.82	1.03	0.78		0.77		1.51		250	56
08-31-2016	11.86	0.20	1.03	1.23	(0.01)	—	—	(0.01)	13.08	10.36	0.77		0.76		1.60		431	71
08-31-2015	12.62	0.20	(0.96)	(0.76)	—	—	—	—	11.86	(6.02)	0.78		0.77		1.68		466	61
08-31-2014	11.82	0.25	0.55	0.80	—	—	—	—	12.62	6.77	0.81		0.80		2.02		540	97
08-31-2013	12.80	0.25	(0.84)	(0.59)	(0.39)	—	—	(0.39)	11.82	(4.83)	0.81		0.81		2.04		511	85
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

High Yield Fund
CLASS 1
02-28-2018[3]	8.30	0.23	(0.08)	0.15	(0.25)	—	—	(0.25)	8.20	1.88 [4]	0.79	[5]	0.78	[5]	5.65	[5]	303	37
08-31-2017	8.17	0.49	0.17	0.66	(0.53)	—	—	(0.53)	8.30	8.31	0.79		0.78		5.89		339	56
08-31-2016	8.33	0.55	(0.14)	0.41	(0.57)	—	—	(0.57)	8.17	5.60	0.79		0.78		7.10		343	58
08-31-2015	9.63	0.60	(1.23)	(0.63)	(0.67)	—	—	(0.67)	8.33	(6.78)	0.77		0.76		6.72		384	59
08-31-2014	9.31	0.61	0.34	0.95	(0.63)	—	—	(0.63)	9.63	10.53	0.76		0.75		6.44		502	70
08-31-2013	9.12	0.67	0.18	0.85	(0.66)	—	—	(0.66)	9.31	9.56	0.76		0.76		7.12		453	67
CLASS NAV
02-28-2018[3]	8.21	0.23	(0.07)	0.16	(0.26)	—	—	(0.26)	8.11	1.80 [4]	0.74	[5]	0.73	[5]	5.70	[5]	144	37
08-31-2017	8.09	0.49	0.16	0.65	(0.53)	—	—	(0.53)	8.21	8.33	0.74		0.73		5.95		147	56
08-31-2016	8.25	0.55	(0.14)	0.41	(0.57)	—	—	(0.57)	8.09	5.72	0.74		0.73		7.15		185	58
08-31-2015	9.54	0.60	(1.22)	(0.62)	(0.67)	—	—	(0.67)	8.25	(6.69)	0.72		0.71		6.73		214	59
08-31-2014	9.23	0.61	0.34	0.95	(0.64)	—	—	(0.64)	9.54	10.57	0.71		0.70		6.50		447	70
08-31-2013	9.05	0.67	0.17	0.84	(0.66)	—	—	(0.66)	9.23	9.58	0.71		0.71		7.19		646	67
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized.

97

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Investment Quality Bond Fund
CLASS 1
02-28-2018[3]	12.32	0.14	(0.37)	(0.23)	(0.21)	—	—	(0.21)	11.88	(1.84)[4]	0.83	[5]	0.79	[5]	2.28	[5]	75	19
08-31-2017	12.65	0.22	0.04	0.26	(0.50)	(0.09)	—	(0.59)	12.32	2.13	0.76		0.75		1.77		77	51
08-31-2016	12.23	0.29	0.49	0.78	(0.24)	(0.12)	—	(0.36)	12.65	6.51	0.68		0.67		2.39		83	66
08-31-2015	12.57	0.24	(0.23)	0.01	(0.26)	(0.09)	—	(0.35)	12.23	0.11	0.68		0.67		1.92		69	133
08-31-2014	12.24	0.32	0.46	0.78	(0.37)	(0.08)	—	(0.45)	12.57	6.54	0.69		0.68		2.54		57	100
08-31-2013	13.23	0.29	(0.64)	(0.35)	(0.32)	(0.32)	—	(0.64)	12.24	(2.78)	0.68		0.67		2.25		64	72
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized.

Real Return Bond Fund
CLASS 1
02-28-2018[3]	11.32	0.08	(0.23)	(0.15)	(0.16)	—	—	(0.16)	11.01	(1.31)[4]	1.05	[5]	1.04	[5]	1.50	[5]	73	27
08-31-2017	11.49	0.21	(0.09)	0.12	(0.29)	—	—	(0.29)	11.32	1.10	0.89		0.88		1.89		79	81
08-31-2016	11.15	0.09	0.40	0.49	(0.15)	—	—	(0.15)	11.49	4.42	0.81		0.80		0.82		83	58
08-31-2015	11.96	0.04	(0.57)	(0.53)	(0.28)	—	—	(0.28)	11.15	(4.51)	0.83		0.82		0.36		86	52
08-31-2014	11.49	0.25	0.49	0.74	(0.27)	—	—	(0.27)	11.96	6.50	0.81		0.80		2.12		103	40
08-31-2013	13.18	0.25	(1.26)	(1.01)	(0.38)	(0.30)	—	(0.68)	11.49	(8.04)	0.82		0.82		1.99		122	44
CLASS NAV
02-28-2018[3]	11.18	0.08	(0.22)	(0.14)	(0.17)	—	—	(0.17)	10.87	(1.30)[4]	1.00	[5]	0.99	[5]	1.52	[5]	1,234	27
08-31-2017	11.35	0.21	(0.08)	0.13	(0.30)	—	—	(0.30)	11.18	1.16	0.84		0.83		1.92		1,148	81
08-31-2016	11.01	0.16	0.33	0.49	(0.15)	—	—	(0.15)	11.35	4.50	0.76		0.75		1.49		909	58
08-31-2015	11.82	0.07	(0.60)	(0.53)	(0.28)	—	—	(0.28)	11.01	(4.54)	0.78		0.77		0.58		479	52
08-31-2014	11.35	0.26	0.49	0.75	(0.28)	—	—	(0.28)	11.82	6.62	0.76		0.75		2.27		456	40
08-31-2013	13.03	0.26	(1.25)	(0.99)	(0.39)	(0.30)	—	(0.69)	11.35	(8.02)	0.77		0.77		2.08		434	44
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized.

Short Term Government Income Fund
CLASS NAV
02-28-2018[3]	9.51	0.05	(0.18)	(0.13)	(0.08)	—	—	(0.08)	9.30	(1.42)[4]	0.61	[5]	0.59	[5]	1.13	[5]	396	6
08-31-2017	9.65	0.08	(0.07)	0.01	(0.15)	—	—	(0.15)	9.51	0.16	0.63		0.61		0.85		275	68
08-31-2016	9.70	0.07	0.03	0.10	(0.15)	—	—	(0.15)	9.65	1.03	0.62		0.62		0.75		313	72
08-31-2015	9.79	0.06	0.01	0.07	(0.16)	—	—	(0.16)	9.70	0.76	0.62		0.61		0.61		226	31
08-31-2014	9.79	0.07	0.06	0.13	(0.13)	—	—	(0.13)	9.79	1.36	0.62		0.62		0.67		232	53
08-31-2013	10.07	0.05	(0.17)	(0.12)	(0.16)	—	—	(0.16)	9.79	(1.25)	0.64		0.63		0.49		227	54
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized.

Total Return Fund
CLASS NAV
02-28-2018[3]	13.80	0.15	(0.42)	(0.27)	(0.28)	—	—	(0.28)	13.25	(2.04)[4]	0.73	[5]	0.65	[5]	2.21	[5]	2,320	19
08-31-2017	13.78	0.29	0.06	0.35	(0.33)	—	—	(0.33)	13.80	2.64	0.72		0.64		2.18		2,315	38
08-31-2016	13.67	0.30	0.36	0.66	(0.46)	(0.09)	—	(0.55)	13.78	4.91	0.72		0.68		2.26		2,000	31
08-31-2015	13.96	0.28	(0.09)	0.19	(0.45)	(0.03)	—	(0.48)	13.67	1.46	0.71		0.68		2.06		1,849	63
08-31-2014	13.68	0.22	0.52	0.74	(0.27)	(0.19)	—	(0.46)	13.96	5.52	0.72		0.69		1.56		2,178	130
08-31-2013	14.65	0.23	(0.44)	(0.21)	(0.43)	(0.33)	—	(0.76)	13.68	(1.56)	0.74		0.73		1.61		2,226	205
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized.

98

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
U.S. High Yield Bond Fund
CLASS 1
02-28-2018[3]	11.41	0.29	(0.08)	0.21	(0.32)	—	—	(0.32)	11.30	1.89	[4]	0.87	[5]	0.86	[5]	5.13	[5]	79	36
08-31-2017	11.15	0.61	0.31	0.92	(0.66)	—	—	(0.66)	11.41	8.53		0.88		0.87		5.42		84	68
08-31-2016	11.20	0.64	0.02	0.66	(0.71)	—	—	(0.71)	11.15	6.50		0.85		0.84		6.01		80	59
08-31-2015	12.59	0.66	(0.82)	(0.16)	(0.75)	(0.48)	—	(1.23)	11.20	(1.29)		0.83		0.82		5.61		87	40
08-31-2014	12.49	0.70	0.44	1.14	(0.80)	(0.24)	—	(1.04)	12.59	9.60		0.82		0.81		5.59		95	54
08-31-2013	12.83	0.76	(0.16)	0.60	(0.79)	(0.15)	—	(0.94)	12.49	4.78		0.81		0.81		5.95		92	61
CLASS NAV
02-28-2018[3]	11.40	0.29	(0.07)	0.22	(0.33)	—	—	(0.33)	11.29	1.92	[4]	0.82	[5]	0.81	[5]	5.18	[5]	206	36
08-31-2017	11.14	0.62	0.30	0.92	(0.66)	—	—	(0.66)	11.40	8.59		0.83		0.82		5.52		212	68
08-31-2016	11.19	0.64	0.03	0.67	(0.72)	—	—	(0.72)	11.14	6.56		0.80		0.80		6.03		281	59
08-31-2015	12.58	0.67	(0.82)	(0.15)	(0.76)	(0.48)	—	(1.24)	11.19	(1.24)		0.78		0.77		5.65		261	40
08-31-2014	12.48	0.71	0.44	1.15	(0.81)	(0.24)	—	(1.05)	12.58	9.66		0.77		0.76		5.64		391	54
08-31-2013	12.82	0.77	(0.16)	0.61	(0.80)	(0.15)	—	(0.95)	12.48	4.84		0.76		0.76		6.00		605	61
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-18. Unaudited. 4. Not annualized. 5. Annualized.

99

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Notes to financial statements

1.  ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), nine of which are presented in this report.

The funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation.  Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

All investments of Asia Pacific Total Return Bond Fund are categorized as Level 2 under the hierarchy described above, except for futures, which are categorized as Level 1.

All investments of Investment Quality Bond Fund are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures, which are categorized as Level 1.

All investments of Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above.

100

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the remaining funds’ investments as of February 28, 2018, by major security category or type:

	Total Value at 2-28-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,191,052,735	—	$1,189,307,975	$1,744,760
Foreign government obligations	25,715,125	—	25,715,125	—
Corporate bonds	423,743,885	—	423,743,885	—
Municipal bonds	10,537,128	—	10,537,128	—
Collateralized mortgage obligations	113,065,892	—	113,065,892	—
Asset backed securities	219,762,716	—	219,762,716	—
Short-term investments	108,597,530	$108,597,530	—	—
Total investments in securities	$2,092,475,011	$108,597,530	$1,982,132,721	$1,744,760
Liabilities
Sale commitments outstanding	($50,427,829)	—	($50,427,829)	—

Global Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$101,129,027	—	$101,129,027	—
Foreign government obligations	70,941,081	—	70,941,081	—
Corporate bonds	126,565,309	—	126,565,309	—
Municipal bonds	4,043,697	—	4,043,697	—
Term loans	1,094,579	—	1,094,579	—
Collateralized mortgage obligations	49,918,590	—	49,918,590	—
Asset backed securities	18,879,715	—	18,879,715	—
Common stocks	18,676	$18,676	—	—
Preferred securities	223,624	—	223,624	—
Escrow shares	318,840	—	318,840	—
Purchased options	243,043	2,082	240,961	—
Short-term investments	16,391,733	—	16,391,733	—
Total investments in securities	$389,767,914	$20,758	$389,747,156	—
Liabilities
Reverse repurchase agreements	($12,647,379)	—	($12,647,379)	—
Sale commitments outstanding	(18,901,870)	—	(18,901,870)	—
Securities sold short	(233,798)	—	(233,798)	—
Derivatives:
Assets
Futures	$632,802	$632,802	—	—
Forward foreign currency contracts	3,113,305	—	$3,113,305	—
Swap contracts	6,215,279	—	6,215,279	—
Liabilities
Futures	(600,055)	(489,218)	(110,837)	—
Forward foreign currency contracts	(3,486,526)	—	(3,486,526)	—
Written options	(225,962)	—	(225,962)	—
Swap contracts	(3,229,490)	—	(3,229,249)	($241)

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$7,474,574	—	$7,474,574	—
Corporate bonds	390,587,784	—	388,073,463	$2,514,321
Convertible bonds	6,114,476	—	6,114,476	—
Term loans	11,443,969	—	11,443,969	—
Collateralized mortgage obligations	2,205,344	—	2,205,344	—
Common stocks	13,491,247	—	4,237,894	9,253,353
Preferred securities	6,406,171	$3,227,580	2,797,708	380,883
Escrow certificates	1,134	—	—	1,134
Securities lending collateral	14,292,608	14,292,608	—	—
Short-term investments	1,451,359	1,451,359	—	—
Total investments in securities	$453,468,666	$18,971,547	$422,347,428	$12,149,691
Derivatives:
Assets
Futures	$2,077	$2,077	—	—
Forward foreign currency contracts	8,605	—	$8,605	—
Swap contracts	6,806	—	6,806	—
Liabilities
Futures	(826)	(826)	—	—
Forward foreign currency contracts	(13,079)	—	(13,079)	—
Swap contracts	(340,026)	—	(340,026)	—

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	Total Value at 2-28-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Real Return Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,500,524,038	—	$1,500,524,038	—
Foreign government obligations	78,717,300	—	78,717,300	—
Corporate bonds	51,404,535	—	51,404,535	—
Municipal bonds	579,750	—	579,750	—
Collateralized mortgage obligations	15,616,182	—	15,616,182	—
Asset backed securities	43,150,392	—	43,150,392	—
Common stocks	5,248	$5,248	—	—
Purchased options	723,514	—	723,514	—
Short-term investments	80,908,214	—	80,908,214	—
Total investments in securities	$1,771,629,173	$5,248	$1,771,623,925	—
Liabilities
Sale commitments outstanding	($65,922,564)	—	($65,922,564)	—
Derivatives:
Assets
Futures	$13,908	$13,908	—	—
Forward foreign currency contracts	3,966,895	—	$3,966,895	—
Swap contracts	8,384,998	—	8,384,998	—
Liabilities
Futures	(858,342)	(831,180)	(27,162)	—
Forward foreign currency contracts	(3,916,403)	—	(3,916,403)	—
Written options	(690,937)	(21,656)	(669,281)	—
Swap contracts	(4,051,744)	—	(4,051,744)	—

Total Return Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,434,791,226	—	$1,434,791,226	—
Foreign government obligations	24,515,778	—	24,515,778	—
Corporate bonds	928,417,147	—	920,117,841	$8,299,306
Municipal bonds	12,135,260	—	12,135,260	—
Collateralized mortgage obligations	225,429,016	—	225,429,016	—
Asset backed securities	302,253,293	—	302,253,293	—
Preferred securities	6,858,600	—	6,858,600	—
Purchased options	1,633,369	$39,140	1,594,229	—
Short-term investments	547,542,032	—	547,542,032	—
Total investments in securities	$3,483,575,721	$39,140	$3,475,237,275	$8,299,306
Liabilities
Reverse repurchase agreements	($164,878,596)	—	($164,878,596)	—
Sale commitments outstanding	(32,272,054)	—	(32,272,054)	—
Derivatives:
Assets
Futures	$6,038,322	$5,507,622	$530,700	—
Forward foreign currency contracts	5,186,231	—	5,186,231	—
Swap contracts	12,380,958	—	12,380,958	—
Liabilities
Futures	(1,180,757)	(1,180,757)	—	—
Forward foreign currency contracts	(29,074,755)	—	(29,074,755)	—
Written options	(3,028,777)	(85,188)	(2,943,589)	—
Swap contracts	(3,321,384)	—	(3,321,384)	—

U.S. High Yield Bond Fund
Investments in securities:
Assets
Corporate bonds	$269,056,226	—	$269,056,226	—
Convertible bonds	3,163,890	—	3,163,890	—
Term loans	7,390,021	—	7,390,021	—
Rights	150,518	—	150,518	—
Securities lending collateral	6,781,995	$6,781,995	—	—
Short-term investments	3,982,321	3,982,321	—	—
Total investments in securities	$290,524,971	$10,764,316	$279,760,655	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data, which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available.

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High Yield Fund
	Common stocks	Preferred securities	Corporate bonds	Escrow certificates	Totals
Balance as of 8-31-17	$4,128,515	$352,692	$2,830,784	$1,134	$7,313,125
Realized gain (loss)	—	—	(35,358)	—	(35,358)
Change in unrealized appreciation (depreciation)	5,124,838	—	(9,064)	—	5,115,774
Purchases	—	28,191	170,698	—	198,889
Sales	—	—	(442,739)	—	(442,739)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of 2-28-18	$9,253,353	$380,883	$2,514,321	$1,134	$12,149,691
Change in unrealized at period end*	$5,124,838	—	($6,389)	—	$5,118,449

The valuation techniques and significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.

High Yield Fund	Fair Value at 2-28-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common Stocks	$9,207,794	Market Approach	EV/EBITDA multiple	6.26x – 16.98x (weighted average 8.35x)
			Discount	10% – 25% (weighted average 19.3%)
	$45,559	Market Approach	Estimated liquidation value	$0.00 – $0.38 (weighted average $0.38)
	$9,253,353

Preferred Securities	$380,883	Market Approach	Estimated liquidation value	$0.01

Escrow Certificates	$1,134	Market Approach	Estimated liquidation value	$0.03

Corporate Bonds	$2,514,321	Market Approach	Prior / recent transactions	$100

Total	$12,149,691

A change to unobservable inputs of a fund’s Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Discount	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (EV/EBITDA) multiple	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Prior/recent transactions	Increase	Decrease

Repurchase agreements.  The funds may enter into repurchase agreements. When the funds enter into a repurchase agreement, it receives collateral that is held in a segregated account by a fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, the funds deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The funds are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In addition, the funds may receive cash collateral from the counterparty to cover appreciation on the underlying security which is shown on the Statements of assets and liabilities as Payable for collateral on open reverse repurchase agreements. Obligations to repay cash received by a fund is shown on the Statements of assets and liabilities as Reverse repurchase agreement payable.

The following table summarizes the open reverse repurchase agreements at February 28, 2018:

Fund	Counterparty	Borrowing rate	Settlement date	Maturity date		Borrowing amount		Payable for reverse repurchase agreements	USD Payable for reverse repurchase agreements
Global Bond Fund	Royal Bank of Scotland[1]	1.520%	2/22/2018	3/1/2018	USD	3,558,610	USD	3,559,512	$3,559,512
Global Bond Fund	Royal Bank of Scotland[2]	1.690%	2/14/2018	5/16/2018	USD	2,434,500	USD	2,436,100	2,436,100
Global Bond Fund	UBS AG3	0.600%	1/18/2018	3/15/2018	GBP	4,828,378	GBP	4,831,677	6,651,767
Total Return Fund	Bank of America[4]	1.650%	1/23/2018	4/23/2018	USD	5,001,000	USD	5,009,252	5,009,252
Total Return Fund	Bank of Nova Scotia[5]	1.580%	2/5/2018	4/13/2018	USD	51,483,000	USD	51,578,090	51,578,090
Total Return Fund	Credit Agricole[6]	1.600%	1/18/2018	4/18/2018	USD	32,153,425	USD	32,212,016	32,212,016
Total Return Fund	Credit Agricole[7]	1.630%	2/8/2018	4/10/2018	USD	2,518,750	USD	2,521,031	2,521,031
Total Return Fund	Credit Agricole[8]	1.650%	2/13/2018	4/13/2018	USD	16,266,375	USD	16,277,558	16,277,558
Total Return Fund	Credit Agricole[9]	1.680%	2/21/2018	4/20/2018	USD	17,564,493	USD	17,570,231	17,570,231
Total Return Fund	Royal Bank of Scotland[10]	1.700%	2/20/2018	5/18/2018	USD	16,020,000	USD	16,026,052	16,026,052
Total Return Fund	Standard Chartered Bank[11]	1.740%	2/22/2018	5/22/2018	USD	23,677,500	USD	23,684,366	23,684,366

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[1]	Reverse repurchase agreement with Royal Bank of Scotland dated 2/22/2018 at 1.520% to be repurchased at $3,559,662 on 3/1/2018, collateralized by $3,806,000 U.S. Treasury Bonds, 2.750% due 11/15/2042 (valued at $3,570,801, including interest)

[2]	Reverse repurchase agreement with Royal Bank of Scotland dated 2/14/2018 at 1.690% to be repurchased at $2,444,900 on 5/16/2018, collateralized by $2,067,192 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1/15/2029 (valued at $2,439,272, including interest)

[3]	Reverse repurchase agreement with UBS AG dated 1/18/2018 at 0.690% to be repurchased at GBP 4,832,822 on 3/15/2018, collateralized by GBP 3,600,000 United Kingdom Treasury Bonds, 3.250%–4.250% due 12/7/2040 to 1/22/2044 (valued at GBP 4,778,891, including interest)

[4]	Reverse repurchase agreement with Bank of America dated 1/23/2018 at 1.650% to be repurchased at $5,021,629 on 4/23/2018, collateralized by $5,100,000 U.S. Treasury Notes, 2.125%–2.375% due 9/30/2024 to 5/15/2027 (valued at $4,896,492, including interest)

[5]	Reverse repurchase agreement with Bank of Nova Scotia dated 2/5/2018 at 1.580% to be repurchased at $51,533,055 on 4/13/2018, collateralized by $52,400,000 U.S. Treasury Notes, 2.250% due 8/15/2027 (valued at $49,642,859, including interest)

[6]	Reverse repurchase agreement with Credit Agricole dated 1/18/2018 at 1.600% to be repurchased at $32,282,039 on 4/18/2018, collateralized by $32,315,000 U.S. Treasury Bonds, 2.750% due 11/15/2042 (valued at $30,318,034, including interest)

[7]	Reverse repurchase agreement with Credit Agricole dated 2/8/2018 at 1.630% to be repurchased at $2,525,707 on 4/10/2018, collateralized by $2,600,000 U.S. Treasury Notes, 2.375% due 5/15/2027 (valued at $2,493,766, including interest)

[8]	Reverse repurchase agreement with Credit Agricole dated 2/13/2018 at 1.650% to be repurchased at $16,310,362 on 4/13/2018, collateralized by $17,100,000 U.S. Treasury Bonds, 2.750% due 8/15/2042 (valued at $16,065,316, including interest)

[9]	Reverse repurchase agreement with Credit Agricole dated 2/21/2018 at 1.680% to be repurchased at $17,612,034 on 4/20/2018, collateralized by $18,178,000 U.S. Treasury Notes, 2.125% due 9/30/2024 (valued at $17,457,981, including interest)

[10]	Reverse repurchase agreement with Royal Bank of Scotland dated 2/20/2018 at 1.700% to be repurchased at $16,085,816 on 5/18/2018, collateralized by $16,000,000 U.S. Treasury Bonds, 3.125% due 8/15/2044 (valued at $16,010,625, including interest)

[11]	Reverse repurchase agreement with Standard Chartered Bank dated 2/22/2018 at 1.740% to be repurchased at $23,779,353 on 5/22/2018, collateralized by $24,600,000 U.S. Treasury Notes, 2.375% due 5/15/2027 (valued at $23,594,859, including interest)

The average borrowings and the weighted average interest rate for the six months ended February 28, 2018 were as follows:

Fund	Average Borrowings	Weighted average annual interest rate
Global Bond Fund	$21,538,200	(0.30%)
Total Return Fund	136,256,481	(0.03%)

When-issued/delayed-delivery securities.  The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date. As a result, Core Bond Fund and Investment Quality Bond Fund have deposited cash collateral for certain counterparties to these transactions amounting to $450,000 and $45,000, respectively, which are recorded as Cash at broker for sale commitments.

Sale-Buybacks.  Certain funds may enter into financing transactions referred to as sale-buybacks, which are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a fund to counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the fund are reflected as a liability on the Statements of Assets and Liabilities. The fund will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the fund would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by the fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the fund may receive a fee for use of the security by the counterparty, which may result in income to the fund. The average borrowings by the funds and the weighted average interest rate for the six months ended February 28, 2018 and the exposure to the counterparties at February 28, 2018 were as follows:

Fund	Average Borrowings	Weighted average interest rate
Global Bond Fund	$3,112,989	1.39%
Real Return Fund	250,975,354	1.36%
Total Return Fund	22,826,013	0.81%

Fund	Counterparty	Payable for funds borrowed	Market value of securities	Net exposure
Real Return Bond Fund	Barclays Capital, Inc.	($20,002,614)	$19,902,461	($100,153)
	BNP Paribas	(247,551,018)	246,566,640	(984,377)
	Morgan Stanley and Company, Inc.	(6,324,373)	6,236,898	(87,475)
		($273,878,005)	$272,706,000	($1,172,005)
Total Return Fund	BNP Paribas	($6,195,603)	$6,188,110	($7,493)

Term loans (Floating rate loans).  The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including

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the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds.  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is peri-odically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Payment-in-kind bonds.  The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Securities lending.  The funds may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest its collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The funds will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities.

The following table summarizes the value of securities loaned by the funds and the corresponding cash collateral received at February 28, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received
High Yield Fund	$13,823,636	$14,297,333
Investment Quality Bond Fund	23,676	24,616
U.S. High Yield Bond Fund	6,639,496	6,783,128

Foreign investing.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes.  The funds may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

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Stripped securities.  Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit.  The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Any overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

The funds and other affiliated funds, excluding Core Bond Fund and U.S. High Yield Bond Fund, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement.

Core Bond Fund, U.S. High Yield Bond Fund, and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations.

Commitment fees for the six months ended February 28, 2018 were as follows:

Fund	Commitment Fee
Asia Pacific Total Return Bond Fund	$1,562
Core Bond Fund	9,166
Global Bond Fund	1,607
High Yield Fund	1,657
Investment Quality Bond Fund	1,291
Real Return Bond Fund	2,201
Short Term Government Income Fund	1,447
Total Return Fund	3,160
U.S. High Yield Bond Fund	3,800

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes.  Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2017, certain funds have capital loss carryforwards available to offset future net realized capital gains. Use of certain losses acquired in mergers, may be limited in a given year. The following table details the capital loss carryforwards available as of August 31, 2017:

	Capital Loss Carryforwards Expiring at August 31	No Expiration Date
Fund	2018	Short Term	Long Term
Asia Pacific Total Return Bond Fund	—	$575,819	$9,236,698
Global Bond Fund	—	—	6,454,176
High Yield Fund	$229,714,878	4,439,606	70,913,047
Investment Quality Bond Fund	—	4,691,364	1,766,345
Real Return Bond Fund	—	18,753,384	15,637,955
Short Term Government Income Fund	—	2,655,933	8,430,092
Total Return Fund	—	3,473,670	23,856,751
U.S. High Yield Bond Fund	—	—	17,648,181

As of August 31, 2017, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on February 28, 2018, including short-term investments, were as follows:

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Asia Pacific Total Return Bond Fund	$360,324,892	$4,204,389	($13,661,677)	($9,457,288)
Core Bond Fund	2,126,780,684	3,976,709	(38,282,382)	(34,305,673)
Global Bond Fund	385,004,298	14,801,625	(7,618,656)	7,182,969

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Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
High Yield Fund	$475,176,467	$14,602,447	($36,646,691)	($22,044,244)
Investment Quality Bond Fund	95,312,187	526,358	(2,080,939)	(1,554,581)
Real Return Bond Fund	1,798,669,798	13,275,940	(37,468,190)	(24,192,250)
Short Term Government Income Fund	403,632,631	124,760	(9,064,362)	(8,939,602)
Total Return Fund	3,482,785,531	54,796,651	(67,006,623)	(12,209,972)
U.S. High Yield Bond Fund	288,643,471	7,011,017	(5,129,517)	1,881,500

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund, High Yield Fund, Investment Quality Bond Fund, Real Return Bond Fund, Short Term Government Income Fund, Total Return Fund and U.S. High Yield Bond Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.

Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions, amortization and accretion on debt securities, expiration of capital loss carryforwards, and straddle loss deferrals.

Statement of cash flows.  A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or Cash held at broker for futures contracts. A Statement of cash flows is presented for Real Return Bond Fund given the level of borrowing activity during the period.

3.  DERIVATIVE INSTRUMENTS The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and centrally-cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between a fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearing-house guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and receivable for centrally-cleared swaps, respectively. Securities pledged by the funds for exchange-traded and centrally-cleared transactions, if any, are identified in the Portfolio of investments.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level

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over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the funds used futures contracts during the six months ended February 28, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Portfolio	Reason	USD Notional
Asia Pacific Total Return Bond Fund	To manage against anticipated interest rate changes and manage duration	$54.1 million to $108.8 million
Global Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund	$410.0 million to $521.8 million
High Yield Fund	To manage against anticipated interest rate changes	$22.5 million to $23.5 million
Investment Quality Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasuries markets, manage against anticipated interest rate changes, and manage duration of the portfolio	$5.7 million to $13.9 million
Real Return Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund	$154.5 million to $292.1 million
Total Return Fund	To gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund	$1.7 billion to $1.9 billion

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the funds used forward foreign currency contracts during the six months ended February 28, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Portfolio	Reason	USD Notional
Asia Pacific Total Return Bond Fund	To manage against anticipated currency exchange rates	$35.5 million to $74.1 million
Global Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund	$292.6 million to $481.1 million
High Yield Fund	To manage against anticipated changes in currency exchange rates	$7.7 million to $11.2 million
Investment Quality Bond Fund	To manage against anticipated changes in currency exchange rates and manage currency exposure	$1.3 million to $2.9 million
Real Return Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund	$143.3 million to $415.0 million
Total Return Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund	$1.6 billion to $2.0 billion

Options.  There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

The following table details how the funds used purchase options contracts during the six months ended February 28, 2018. In addition, the table summarizes the range of market values for purchased options contracts held by the funds, as measured at each quarter end:

Fund	Reason	Market value range
Global Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes and currency exchange rates, to maintain diversify and gain exposure to foreign currencies	$122,000 to $243,000

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Fund	Reason	Market value range
Investment Quality Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes and currency exchange rates, to maintain diversify and gain exposure to foreign currencies	Up to $88,000
Real Return Bond Fund	To maintain diversify	$72,000 to $505,000
Total Return Fund	To maintain diversify	$438,000 to $1.6 million

The following table details how the funds used written options contracts during the six months ended February 28, 2018. In addition, the table summarizes the range of market values for written options contracts held by the funds, as measured at each quarter end:

Fund	Reason	Market value range
Global Bond Fund	To manage against anticipated currency exchange rates, manage against anticipated interest rate changes, gain exposure to foreign currencies, manage duration of the fund and maintain diversity	$93,000 to $226,000
High Yield Fund	To manage against anticipated interest rate changes	Up to $53,000
Real Return Bond Fund
To manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, manage duration, manage against anticipated interest rate changes, to gain exposure to treasuries market and maintain diversity
$259,763 to $566,564
Total Return Fund
To manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, manage against anticipated interest rate changes, manage duration of the fund and maintain diversity
$505,000 to $3.0 million

Swaps.  Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally-cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps.  Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the funds used interest rate swap contracts during the six months ended February 28, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Fund	To manage duration, manage against anticipated interest rate changes, and as a substitute for securities purchased	$754.7 million to $861.8 million
Investment Quality Bond Fund	To manage against anticipated interest rate changes	$3.1 million to $9.3 million
Real Return Bond Fund	To manage duration, manage against anticipated interest rate changes, and as a substitute for securities purchased	$423.2 million to $579.2 million
Total Return Fund	To manage duration, manage against anticipated interest rate changes, and as a substitute for securities purchased	$246.3 million to $772.7 million

Credit default swaps.  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps—Buyer

The following table details how the funds used credit default swap contracts as a buyer of protection during the six months ended February 28, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Fund	To manage against potential credit events, gain exposure to a credit index and as a substitute for securities purchased	$34.8 million to $50.2 million
High Yield Fund	To manage against potential credit events	Up to $6.1 million
Investment Quality Bond Fund	To manage against potential credit events, gain exposure to a credit index and as a substitute for securities purchased	$260,000 to $1.2 million

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Fund	Reason	USD Notional range
Real Return Bond Fund	To manage against potential credit events, gain exposure to a credit index and as a substitute for securities purchased	$32.8 million to $49.7 million

Credit default swaps—Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the funds used credit default swap contracts as a seller of protection during the six months ended February 28, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased	$6.3 million to $7.4 million
High Yield Fund	To take a long position in the exposure of the benchmark credit	Up to $1.8 million
Investment Quality Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased	$650,000 to $1.8 million
Real Return Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased	$14.3 million to $32.8 million
Total Return Fund	To take a long position in exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased	$90.3 million to $203.3 million

Currency Swaps.  A currency swap is an agreement between a fund and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following table details how the funds used currency swaps during the six months ended February 28, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter-end:

Fund	Reason	USD Notional range
Global Bond Fund	To manage against anticipated currency exchange rate changes, maintain diversity, and as a substitute for securities purchased	$4.7 million to $55.7 million

Inflation Swaps.  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table details how the funds used inflation swaps during the six months ended February 28, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter-end:

Fund	Reason	USD Notional range
Real Return Bond Fund	To take a position on current versus future inflation expectations	$119.0 million to $224.3 million

Total Return Swaps.  The funds may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

The following table details how the funds used total return swaps during the six months ended February 28, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter-end:

Fund	Reason	USD Notional range
Real Return Bond Fund	To gain exposure to treasuries markets and as a substitute for securities purchased	From $650,000 to $12.6 million

Volatility Swaps.  Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price volatility, a fund would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the price volatility is less than the strike price. As a payer of the realized price volatility a fund would owe the payoff amount when the

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realized price volatility of the underlying asset is greater than the strike price and would receive the payoff amount when the volatility is less than the strike price. Payments on volatility swaps will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

The following table details how the funds used volatility swaps during the six months ended February 28, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter-end:

Fund	Reason	USD Notional range
Global Bond Fund	To gain direct exposure to the volatility of an asset	Up to $18,000
Real Return Bond Fund	To gain direct exposure to the volatility of an asset	Up to $12.6 million

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at February 28, 2018 by risk category:

Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Asia Pacific Total Return Bond Fund	Interest rate	Receivable/payable for futures	Futures†	$55,430	—
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	417,025	($30,937)
				$472,455	($30,937)
Global Bond Fund	Interest rate	Receivable/payable for futures	Futures†	$632,802	($600,055)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	3,113,305	(3,486,526)
	Foreign currency	Unaffiliated investments, at value*	Purchased options	218,146	—
	Interest rate	Unaffiliated investments, at value*	Purchased options	24,897	—
	Foreign currency	Written options, at value	Written options	—	(210,125)
	Credit	Written options, at value	Written options	—	(15,837)
	Credit	Swap contracts, at value	Credit default swapsˆ	36,519	(994,030)
	Foreign currency	Swap contracts, at value	Volatility swapsˆ	7,793	(9,468)
	Foreign currency	Swap contracts, at value	Currency swapsˆ	281,920	(36,495)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	5,889,047	(2,189,497)
				$10,204,429	($7,542,033)
High Yield Fund	Interest rate	Receivable/payable for futures	Futures†	$2,077	($826)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	8,605	(13,079)
	Credit	Swap contracts, at value	Credit default swapsˆ	6,806	(340,026)
				$17,488	($353,931)
Investment Quality Bond Fund	Interest rate	Receivable/payable for futures	Futures†	$5,296	($15,255)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	4,552	(53,683)
	Interest rate	Unaffiliated investments, at value*	Purchased options	87,631	—
	Credit	Swap contracts, at value	Credit default swapsˆ	6,949	(68,136)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	46,523	(348,956)
				$150,951	($486,030)
Real Return Bond Fund	Interest rate	Receivable/payable for futures	Futures†	$13,908	($858,342)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	3,966,895	(3,916,403)
	Interest rate	Unaffiliated investments, at value*	Purchased options	723,514	—
	Credit	Written options, at value	Written options	—	(35,945)
	Interest rate	Written options, at value	Written options	—	(654,992)
	Credit	Swap contracts, at value	Credit default swapsˆ	68,889	(739,254)
	Interest rate	Swap contracts, at value	Total Return swapsˆ	162,322	(2,550)
	Interest rate	Swap contracts, at value	Inflation swapsˆ	950,992	(2,043,648)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	7,202,795	(1,266,292)
				$13,089,315	($9,517,426)

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DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Total Return Fund	Interest rate	Receivable/payable for futures	Futures†	$6,038,322	($1,180,757)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	5,186,231	(29,074,755)
	Interest rate	Unaffiliated investments, at value*	Purchased options	1,633,369	—
	Interest rate	Written options, at value	Written options	—	(2,157,079)
	Foreign currency	Written options, at value	Written options	—	(871,698)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	8,042,253	(3,321,384)
	Credit	Swap contracts, at value	Credit default swapsˆ	4,338,705	—
				$25,238,880	$(36,605,673)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.

*	Purchased options are included in the Portfolio of investments

ˆ	Reflects cumulative value of swap contracts. Receivable/Payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statements of assets and liabilities.

For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the funds and the applicable counterparty.

OTC Financial Instruments	Asset	Liability
Global Bond Fund
Credit default swaps	$4,903	($213,017)
Currency swaps	281,920	(36,495)
Forward foreign currency contracts	3,113,305	(3,486,526)
Interest rate swaps	211,667	—
Purchased options	240,388	—
Volatility swaps	7,793	(9,468)
Written options	—	(225,962)
Totals	$3,859,976	($3,971,468)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure
Global Bond Fund
Bank of America, N.A.	($180,554)	—	$180,554	—
Barclays Bank PLC	(48,308)	—	—	($48,308)
BNP Paribas SA	(2,129,574)	—	2,129,574	—
Citibank N.A.	64,016	—	—	64,016
Credit Suisse International	(22,895)	—	—	(22,895)
Deutsche Bank AG	280,618	$280,000	—	618
Goldman Sachs Bank USA	1,321,888	1,010,000	—	311,888
Goldman Sachs International	(49,328)	—	—	(49,328)
HSBC Bank USA	56,264	56,264	—	—
JPMorgan Chase Bank N.A.	69,700	69,700	—	—
Morgan Stanley Bank, N.A.	410,722	410,722	—	—
Morgan Stanley Capital Services LLC	(1,184)	40,000	—	(41,184)
Nomura Global Financial Products, Inc.	(1,171)	—	—	(1,171)
Royal Bank of Canada	(4,930)	—	—	(4,930)
Royal Bank of Scotland PLC	158,915	10,000	—	148,915
Standard Chartered Bank London	15,763	—	—	15,763
UBS AG	(51,434)	—	34,478	(16,956)
Totals	($111,492)	$1,876,686	$2,344,606	$356,428

Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

	Statements of operations Location—Net realized gain (loss) on:
Trust	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Futures Contracts	Forward Foreign Currency Contracts	Written Options	Swap Contracts	Total
Asia Pacific Total Return Bond Fund	Foreign currency	—	—	($269,841)	—	—	($269,841)
	Interest rate	—	$4,327,757	—	—	—	4,327,757
		—	$4,327,757	($269,841)	—	—	$4,057,916
Global Bond Fund	Credit	—	—	—	—	($366,138)	($366,138)
	Foreign currency	($19,535)	—	($2,042,313)	$98,621	6,921,833	4,958,606
	Interest rate	(54,819)	($4,787,343)	—	86,142	1,257,879	(3,498,141)
		($74,354)	($4,787,343)	($2,042,313)	$184,763	$7,813,574	$1,094,327

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DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of operations Location—Net realized gain (loss) on:
Trust	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Futures Contracts	Forward Foreign Currency Contracts	Written Options	Swap Contracts	Total
High Yield Fund	Credit	—	—	—	—	($155,353)	(155,353)
	Foreign currency	—	—	$83,390	—	—	83,390
	Interest rate	—	($524,546)	—	$80,520	—	(444,026)
		—	($524,546)	$83,390	$80,520	($155,353)	(515,989)
Investment Quality Bond Fund	Credit	—	—	—	—	$22,325	$22,325
	Foreign currency	—	—	($5,484)	—	—	(5,484)
	Interest rate	—	($265,209)	—	—	(5,197)	(270,406)
		—	($265,209)	($5,484)	—	$17,128	($253,565)
Real Return Bond Fund	Credit	—	—	—	—	($765,925)	($765,925)
	Foreign currency	$19,413	—	($3,952,487)	$25,992	13,940	(3,893,142)
	Interest rate	39,589	$2,354,599	—	976,483	1,495,405	4,866,076
		$59,002	$2,354,599	($3,952,487)	$1,002,475	$743,420	$207,009
Total Return Fund	Credit	—	—	—	—	104,755	$104,755
	Foreign currency	—	—	(12,087,210)	1,602,026	—	(10,485,184)
	Interest rate	$63,462	(26,266,326)	—	1,051,468	4,597,960	(20,553,436)
		$63,462	($26,266,326)	($12,087,210)	$2,653,494	$4,702,715	($30,933,865)

1	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2018:

	Statements of operations Location—Change in unrealized appreciation (depreciation) of:
Trust	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Futures Contracts	Forward Foreign Currency Contracts	Written Options	Swap Contracts	Total
Asia Pacific Total Return Bond Fund	Interest rate	—	$359,489	—	—	—	$359,489
	Foreign currency	—	—	$378,729	—	—	378,729
		—	$359,489	$378,729	—	—	$738,218
Global Bond Fund	Credit	—	—	—	$2,705	$169,896	$172,601
	Foreign currency	($22,423)	—	$3,557,712	30,655	(2,440,249)	1,125,695
	Interest rate	131,214	($12,763)	—	(15,516)	3,619,849	3,722,784
		$108,791	($12,763)	$3,557,712	$17,844	$1,349,496	$5,021,080
High Yield Fund	Credit	—	—	—	—	($30,880)	(30,880)
	Foreign currency	—	—	($134,993)	—	—	(134,993)
	Interest rate	—	($30,809)	—	—	—	(30,809)
		—	($30,809)	($134,993)	—	($30,880)	($196,682)
Investment Quality Bond Fund	Credit	—	—	—	—	($7,916)	($7,916)
	Foreign currency	—	—	($18,973)	—	—	(18,973)
	Interest rate	—	($19,873)	—	—	292,876	273,003
		—	($19,873)	($18,973)	—	$284,960	$246,114
Real Return Bond Fund	Credit	—	—	—	—	$465,139	$465,139
	Foreign currency	—	—	$823,786	$35,234	—	859,020
	Interest rate	$303,734	($547,549)	—	(324,889)	3,800,948	3,232,244
		$303,734	($547,549)	$823,786	($289,655)	$4,266,087	$4,556,403
Total Return Fund	Credit	—	—	—	19,957	542,743	$562,700
	Foreign currency	—	—	(6,910,467)	(487,694)	—	(7,398,161)
	Interest rate	801,661	4,500,342	—	(1,142,786)	6,950,295	11,109,512
		$801,661	$4,500,342	($6,910,467)	($1,610,523)	$7,493,038	$4,274,051

1	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee.  The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Investment Management Services, LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

•	Asia Pacific Total Return Bond Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of the next 250 million of average net assets and c) 0.600% of the excess over $500 million of average net assets.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; and c) 0.570% of the excess over $400 million of aggregate net assets.

•	Global Bond Fund— a) 0.700% of the first $1 billion of aggregate net assets and b) 0.650% of the excess over $1 billion of aggregate net assets.

•	High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.

•	Investment Quality Bond Fund — a) 0.600% of the first $500 million of aggregate net assets and b) 0.550% of the excess over $500 million of aggregate net assets.

•	Real Return Bond Fund — a) 0.700% of the first $1 billion of average net assets; and b) 0.650% of the excess over $1 billion of average net assets.

•	Short Term Government Income Fund — a) 0.570% of the first $250 million of aggregate net assets; and b) 0.550% of the excess over $250 million of aggregate net assets.

•	Total Return Fund — a) 0.700% of the first $1 billion of average net assets; and b) 0.650% of the excess over $1 billion of average net assets.

•	U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.

The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor(s)
Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,2]
Short Term Government Income Fund
Global Bond Fund	Pacific Investment Management Company LLC
Real Return Bond Fund
Total Return Fund
Investment Quality Bond Fund	Wellington Management Company, LLP
Core Bond Fund	Wells Capital Management, Incorporated
U.S. High Yield Bond Fund
High Yield Fund	Western Asset Management Company

1  An affiliate of the Advisor.

2  Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The funds are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividends. This expense reduction will continue in effect until terminated by the Advisor.

Fund	Expense limitation as a percentage of average net assets
Asia Pacific Total Return Bond Fund	0.15%
Core Bond Fund	0.15%
Global Bond Fund	0.15%
High Yield Fund	0.15%
Investment Quality Bond Fund	0.15%
Real Return Bond Fund	0.15%
Short Term Government Income Fund	0.15%
Total Return Fund	0.15%
U.S. High Yield Bond Fund	0.15%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2018, this waiver amounted to 0.01% of each fund’s average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

The Advisor had voluntarily agreed to reduce its management fee that would be payable by Total Return Fund (after giving effect to asset-based breakpoints) by 0.07% of Total Return Fund’s average daily net assets. The advisor may terminate this voluntary waiver at any time upon notice to the fund.

The Advisor has voluntarily agreed to waive its management fee on Short Term Government Income Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.02% of the fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

Prior to January 1, 2018, the Advisor had contractually agreed to reduce its management fee on Total Return Fund by 0.000% on the first $3 billion and 0.025% in excess of $3 billion of average net assets of the fund.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

For the six months ended February 28, 2018, the waivers under these agreements amounted to:

Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Asia Pacific Total Return Bond Fund	—	$16,105	$16,105
Core Bond Fund	$7,716	68,857	76,573
Global Bond Fund	2,381	10,485	12,866
High Yield Fund	13,759	6,230	19,989
Investment Quality Bond Fund	13,149	—	13,149
Real Return Bond Fund	3,216	51,415	54,631
Short Term Government Income Fund	—	50,040	50,040
Total Return Fund	—	916,730	916,730
U.S. High Yield Bond Fund	3,520	8,967	12,487

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The net investment management fees incurred for the six months ended February 28, 2018, including the impact of waivers and reimbursements were equivalent to an annual net effective rate of the funds’ average net assets as follows:

Fund	Net annual Effective Rate
Asia Pacific Total Return Bond Fund	0.71%
Core Bond Fund	0.57%
Global Bond Fund	0.69%
High Yield Fund	0.68%
Investment Quality Bond Fund	0.57%
Real Return Bond Fund	0.68%
Short Term Government Income Fund	0.53%
Total Return Fund	0.59%
U.S. High Yield Bond Fund	0.73%

Accounting and legal services.  Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2018 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans.  Certain funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans with respect to Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The funds may pay up to the 0.05% of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the funds based on their net assets relative to other funds within the John Hancock group of funds complex.

6.  FUND SHARE TRANSACTIONS  Transactions in funds shares for the six months ended February 28, 2018 and for the year ended August 31, 2017 were as follows:

Asia Pacific Total Return Bond Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	504,490	$4,957,114	981,530	$9,237,152
Distributions reinvested	846,601	8,195,100	658,622	6,046,154
Repurchased	(1,900,292)	(18,533,563)	(5,359,077)	(51,300,477)
Total net decrease	(549,201)	($5,381,349)	(3,718,925)	($36,017,171)

Core Bond Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	720,996	$9,327,796	1,314,395	$17,163,497
Distributions reinvested	180,030	2,334,992	455,450	5,884,156
Repurchased	(1,821,186)	(23,487,472)	(3,648,836)	(47,941,451)
Net decrease	(920,160)	($11,824,684)	(1,878,991)	($24,893,798)
Class NAV shares
Sold	7,732,626	$100,145,411	38,425,686	$495,693,933
Distributions reinvested	1,619,899	20,974,286	3,066,036	39,561,389
Repurchased	(4,358,615)	(56,216,288)	(9,466,222)	(123,236,261)
Net increase	4,993,910	$64,903,409	32,025,500	$412,019,061
Total net increase	4,073,750	$53,078,725	30,146,509	$387,125,263

Global Bond Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	259,116	$3,324,370	643,942	$8,078,107
Distributions reinvested	—	—	148,423	1,736,553
Repurchased	(747,967)	(9,593,342)	(1,207,409)	(14,825,869)
Net decrease	(488,851)	($6,268,972)	(415,044)	($5,011,209)
Class NAV shares
Sold	397,598	$5,064,133	3,534,891	$43,599,825
Distributions reinvested	8,888	113,061	1,086,978	12,695,899
Repurchased	(1,267,542)	(16,330,128)	(18,068,625)	(224,234,563)
Net decrease	(861,056)	($11,152,934)	(13,446,756)	($167,938,839)
Total net decrease	(1,349,907)	($17,421,906)	(13,861,800)	($172,950,048)

115

FUND SHARE TRANSACTIONS, CONTINUED

High Yield Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	634,420	$5,252,877	3,736,526	$30,704,413
Distributions reinvested	1,231,398	10,121,964	2,695,553	21,922,361
Repurchased	(5,666,647)	(46,822,307)	(7,633,154)	(62,813,354)
Net decrease	(3,800,829)	($31,447,466)	(1,201,075)	($10,186,580)
Class NAV shares
Sold	281,519	$2,293,555	227,495	$1,864,515
Distributions reinvested	568,397	4,614,708	1,342,159	10,784,173
Repurchased	(1,053,975)	(8,579,283)	(6,544,181)	(53,211,118)
Net decrease	(204,059)	($1,671,020)	(4,974,527)	($40,562,430)
Total net decrease	(4,004,888)	($33,118,486)	(6,175,602)	($50,749,010)

Investment Quality Bond Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	610,455	$7,407,119	1,017,716	$12,488,346
Distributions reinvested	106,396	1,291,006	311,315	3,764,523
Repurchased	(647,543)	(7,880,295)	(1,656,013)	(20,243,425)
Net increase (decrease)	69,308	$817,830	(326,982)	($3,990,556)
Class NAV shares[1]
Sold	—	—	111,874	$1,391,775
Distributions reinvested	—	—	864,281	10,504,574
Repurchased	—	—	(41,816,372)	(508,020,912)
Net increase (decrease)	—	—	(40,840,217)	($496,124,563)
Total net increase (decrease)	69,308	$817,830	(41,167,199)	($500,115,119)

1  Class NAV liquidated on 3-15-17.

Real Return Bond Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	422,885	$4,737,861	979,496	$11,037,543
Distributions reinvested	99,917	1,115,495	183,443	2,061,080
Repurchased	(877,171)	(9,816,570)	(1,442,850)	(16,206,386)
Net decrease	(354,369)	($3,963,214)	(279,911)	($3,107,763)
Class NAV shares
Sold	12,930,705	$143,746,258	28,360,613	$313,876,707
Distributions reinvested	1,686,247	18,582,956	2,283,164	25,314,134
Repurchased	(3,828,088)	(42,119,126)	(8,040,145)	(89,769,365)
Net increase	10,788,864	$120,210,088	22,603,632	$249,421,476
Total net increase	10,434,495	$116,246,874	22,323,721	$246,313,713

Short Term Government Income Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	15,471,018	$145,862,678	7,051,017	$66,939,039
Distributions reinvested	288,426	2,711,791	406,858	3,871,626
Repurchased	(2,181,773)	(20,429,625)	(10,943,615)	(105,318,061)
Total net increase (decrease)	13,577,671	$128,144,844	(3,485,740)	($34,507,396)

Total Return Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	8,462,927	$115,558,596	32,956,952	$443,939,904
Distributions reinvested	3,619,998	48,960,469	3,746,966	50,272,553
Repurchased	(4,659,495)	(62,548,909)	(14,150,516)	(191,958,586)
Total net increase	7,423,430	$101,970,156	22,553,402	$302,253,871

U.S. High Yield Bond Fund	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	583,104	$6,653,703	1,726,441	$19,399,330
Distributions reinvested	210,815	2,385,937	441,814	4,908,055
Repurchased	(1,238,634)	(14,077,411)	(1,973,297)	(22,222,700)
Net increase (decrease)	(444,715)	($5,037,771)	194,958	$2,084,685
Class NAV shares
Sold	278,970	$3,173,456	209,497	$2,366,810
Distributions reinvested	539,142	6,096,071	1,281,698	14,210,317
Repurchased	(1,100,634)	(12,461,362)	(8,180,801)	(91,335,321)
Net decrease	(282,522)	($3,191,835)	(6,689,606)	($74,758,194)
Total net decrease	(727,237)	($8,229,606)	(6,494,648)	($72,673,509)

Affiliates of the funds owned 100% of shares of Class 1 and Class NAV, respectively, on February 28, 2018 with the exception of Core Bond Fund where affiliates owned 67.1% of shares of Class NAV. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

116

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities, are aggregated below for six months ended February 28, 2018.

	Purchases		Sales and Maturities
Fund	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Asia Pacific Total Return Bond Fund	$22,029,648	$128,008,322	$27,915,664	$134,159,127
Core Bond Fund	1,714,063,312	940,068,624	1,644,430,019	952,276,380
Global Bond Fund	42,637,766	16,265,191	45,422,714	46,074,234
High Yield Fund	—	173,080,699	—	206,967,783
Investment Quality Bond Fund	4,884,379	17,494,179	4,943,962	12,737,010
Real Return Bond Fund	418,076,087	71,279,260	377,973,390	56,062,566
Short Term Government Income Fund	42,315,566	104,985,211	—	20,121,847
Total Return Fund	170,438,044	428,269,060	222,000,201	334,112,287
U.S. High Yield Bond Fund	—	107,960,651	—	113,254,495

8.  INDUSTRY OR SECTOR RISK Certain funds generally invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

9.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the funds’ net assets:

FUND	AFFILIATED CONCENTRATION
Asia Pacific Total Return Bond Fund	100.0%
Core Bond Fund	60.7%
Global Bond Fund	81.8%
High Yield Fund	32.1%
Real Return Bond Fund	94.5%
Short Term Government Income Fund	100.0%
Total Return Fund	100.0%
U.S. High Yield Bond Fund	72.4%

10. INTERFUND TRADING  The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2018 the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

	Purchases	Sales
Global Bond Fund	$4,022,139	$1,276,749
Total Return Fund	104,078,613	—
U.S. High Yield Bond Fund	8,676,210	—

11.  OTHER MATTERS In or around May 2015, certain John Hancock Funds, including U.S. High Yield Bond Fund, were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the “Motors Trust”). The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the “Term Loan”) and argues that because certain of the collateral securing the Term Loan was allegedly released, the Term Loan is undersecured. The total amount at issue for the U.S. High Yield Bond Fund is approximately $9.2 million. The John Hancock Funds have joined a group of defendants represented by the law firm Kasowitz, Benson, Torres & Friedman LLP (the “Joint Defense Group”), and, through counsel, have been vigorously defending the action. Additionally, the John Hancock Funds have brought cross-claims against JPMorgan Chase Bank N.A. (“JPMorgan”) related to JPMorgan’s actions as administrative agent of the Term Loan.

The trial on the value of the remaining collateral commenced on April 24, 2017, and closing arguments took place on June 5, 2017. The trial focused on 40 representative assets (the “Representative Assets”), to address, inter alia: (1) whether the Representative Assets are fixtures and thus constitute the Term Loan Lenders’ remaining col-lateral, and (2) the value of, and the valuation methodology that should apply in valuing, each of the Representative Assets. On September 26, 2017 the judge issued an opinion and on October 10, 2017, the plaintiffs filed a motion for permission to appeal the judge’s decision. On December 12, 2017, the parties commenced mediation to try and extrapolate the Bankruptcy Court’s decision to each asset that may constitute the Term Loan Lenders’ remaining collateral.

With respect to the Hancock Funds’ cross-claims against JPMorgan, limited discovery is currently ongoing and dispositive motions on the cross-claims are not expected until after the mediation concludes. JPMorgan has agreed to extend the cross-claims filing deadline until the end of the year. The next mediation session has been scheduled for April 19, 2018.

The U.S. High Yield Bond Fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the U.S. High Yield Bond Fund, or if the U.S. High Yield Bond Fund enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on the U.S. High Yield Bond Fund’s net asset value.

117

12.  NEW RULE ISSUANCE In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the funds.

13.  SUBSEQUENT EVENT On December 14, 2017, the Board of Trustees approved a plan of liquidation for Investment Quality Bond Fund. The final liquidation occurred on April 23, 2018.

118

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

119

Management of the trust

Trustees

Officers

Investment advisor

John Hancock Advisers, LLC
Boston, Massachusetts

Principal distributor

John Hancock Funds, LLC

Custodians

Citibank, N.A.
State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

John Hancock

601 Congress Street
Boston MA 02210-2805

JHF2BSA 2/18
4/18

ITEM 2. CODE OF ETHICS.

(a) Not Applicable

(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Fund’s investments
AS OF 2-28-18 (unaudited)
	Shares	Value
Common stocks 97.2%		$1,147,838,867
(Cost $792,745,250)
Australia 0.0%		398,702
MMG, Ltd. (A)	576,000	398,702
Brazil 6.0%		70,650,455
AES Tiete Energia SA	139,990	489,355
AES Tiete Energia SA	83	60
Aliansce Shopping Centers SA (A)	32,938	181,788
Alupar Investimento SA	49,150	275,503
Ambev SA	79,500	538,668
Ambev SA, ADR	623,359	4,207,673
Anima Holding SA	9,500	79,115
Arezzo Industria e Comercio SA	14,791	255,559
B2W Cia Digital (A)	55,762	408,568
B3 SA - Brasil Bolsa Balcao	183,888	1,450,987
Banco Alfa de Investimento SA	3,400	6,419
Banco Bradesco SA	132,242	1,500,038
Banco do Brasil SA	75,661	974,046
Banco Santander Brasil SA	34,900	395,230
BB Seguridade Participacoes SA	69,536	623,209
BR Malls Participacoes SA	269,904	991,701
BR Properties SA	43,824	121,205
Brasil Brokers Participacoes SA (A)	142,608	32,941
BrasilAgro - Co Brasileira de Propriedades Agricolas	11,916	50,278
Braskem SA, ADR	30,344	864,197
BRF SA (A)	35,753	329,462
CCR SA	304,555	1,191,243
Centrais Eletricas Brasileiras SA (A)	26,300	200,638
Cia Brasileira de Distribuicao, ADR	4,802	101,322
Cia de Locacao das Americas	13,200	118,710
Cia de Saneamento Basico do Estado de Sao Paulo	95,592	1,108,454
Cia de Saneamento de Minas Gerais-COPASA	24,635	334,218
Cia Energetica de Minas Gerais (A)	24,004	54,264
Cia Hering	35,735	253,135
Cia Paranaense de Energia	8,800	62,065
Cia Paranaense de Energia, ADR (B)	7,367	57,831
Cia Siderurgica Nacional SA (A)	27,520	86,029
Cia Siderurgica Nacional SA, ADR (A)(B)	229,187	703,604
Cielo SA	241,920	1,802,348
Construtora Tenda SA (A)	18,633	130,383
Cosan Logistica SA (A)	129,284	403,751
Cosan SA Industria e Comercio	37,209	497,014
CSU Cardsystem SA	9,221	34,761
CVC Brasil Operadora e Agencia de Viagens SA	38,702	669,171
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	1

	Shares	Value
Brazil (continued)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	113,795	$537,625
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	7,108
Dimed SA Distribuidora da Medicamentos	300	40,552
Direcional Engenharia SA (A)	42,025	77,012
Duratex SA	121,138	424,947
EcoRodovias Infraestrutura e Logistica SA	87,516	270,885
EDP - Energias do Brasil SA	103,267	423,004
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	42,848	230,940
Embraer SA	153,568	1,029,179
Embraer SA, ADR	4,646	124,141
Energisa SA	49,900	507,161
Engie Brasil Energia SA	46,535	561,103
Equatorial Energia SA	64,937	1,431,978
Estacio Participacoes SA	222,730	2,325,463
Eternit SA (A)	61,398	19,666
Even Construtora e Incorporadora SA (A)	83,357	155,320
Ez Tec Empreendimentos e Participacoes SA	23,648	177,056
Fibria Celulose SA, ADR	33,340	626,792
Fleury SA	47,265	394,930
Fras-Le SA	8,100	14,669
Gafisa SA (A)	23,344	110,936
Gerdau SA	47,328	197,364
Gerdau SA, ADR	128,835	644,175
Gol Linhas Aereas Inteligentes SA, ADR (A)	4,265	49,858
Grendene SA	14,201	124,257
Guararapes Confeccoes SA	2,394	116,128
Helbor Empreendimentos SA (A)	67,745	33,801
Hypera SA	37,632	400,091
Iguatemi Empresa de Shopping Centers SA	12,400	150,813
Industrias Romi SA	4,700	14,910
International Meal Company Alimentacao SA (A)	59,100	159,267
Iochpe Maxion SA	45,221	307,657
Itau Unibanco Holding SA	68,334	917,602
JBS SA	300,739	917,898
JHSF Participacoes SA (A)	31,500	17,463
JSL SA (A)	44,200	100,600
Kepler Weber SA (A)	7,800	31,518
Klabin SA	92,518	510,047
Kroton Educacional SA	165,613	790,601
Light SA (A)	32,703	153,800
Linx SA	19,800	115,742
Localiza Rent a Car SA	135,423	1,081,916
Lojas Americanas SA	19,180	76,793
Lojas Renner SA	214,051	2,275,722
M Dias Branco SA	21,187	390,409
2	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Magazine Luiza SA	9,703	$272,093
Magnesita Refratarios SA	15,110	255,952
Mahle-Metal Leve SA	5,690	40,657
Marcopolo SA	35,900	36,598
Marfrig Global Foods SA (A)	91,583	168,392
Marisa Lojas SA (A)	27,589	60,245
Mills Estruturas e Servicos de Engenharia SA (A)	50,117	55,104
Minerva SA	17,365	48,561
MRV Engenharia e Participacoes SA	127,204	594,708
Multiplan Empreendimentos Imobiliarios SA	12,904	278,993
Multiplus SA	20,597	218,410
Natura Cosmeticos SA	67,535	714,059
Odontoprev SA	111,309	524,852
Paranapanema SA (A)	58,800	28,432
Petro Rio SA (A)	2,663	59,462
Petroleo Brasileiro SA (A)	387,058	2,759,676
Petroleo Brasileiro SA, ADR (A)(B)	63,594	832,445
Porto Seguro SA	38,084	537,087
Portobello SA	50,300	88,458
Profarma Distribuidora de Produtos Farmaceuticos SA (A)	17,156	35,983
Prumo Logistica SA (A)	12,200	42,647
QGEP Participacoes SA	38,800	111,731
Qualicorp SA	119,657	1,059,515
Raia Drogasil SA	56,376	1,349,801
Restoque Comercio e Confeccoes de Roupas SA (A)	17,502	163,867
Rodobens Negocios Imobiliarios SA (A)	40,800	73,510
Rumo SA (A)	123,125	539,992
Santos Brasil Participacoes SA (A)	99,540	114,964
Sao Carlos Empreendimentos e Participacoes SA	7,700	91,540
Sao Martinho SA	73,085	413,043
Ser Educacional SA (C)	17,648	168,495
SLC Agricola SA	22,726	243,015
Smiles Fidelidade SA	25,000	648,927
Sonae Sierra Brasil SA	8,200	59,096
Springs Global Participacoes SA (A)	7,759	26,740
Sul America SA	109,701	721,339
Suzano Papel e Celulose SA	92,753	621,324
T4F Entretenimento SA	11,900	32,692
Technos SA (A)	18,685	20,947
Tecnisa SA (A)	52,976	30,674
Tegma Gestao Logistica SA	3,400	23,247
Terra Santa Agro SA (A)	2,000	8,008
TIM Participacoes SA	190,700	828,135
TOTVS SA	23,701	222,929
TPI - Triunfo Participacoes e Investimentos SA (A)	33,690	27,704
Transmissora Alianca de Energia Eletrica SA	109,611	692,053
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
Tupy SA	26,722	$148,963
Ultrapar Participacoes SA	75,393	1,749,394
Ultrapar Participacoes SA, ADR (B)	9,433	219,412
Usinas Siderurgicas de Minas Gerais SA (A)	56,244	226,750
Vale SA	771,378	10,702,695
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	27,338	166,795
Via Varejo SA	63,064	531,991
WEG SA	27,140	195,678
Wiz Solucoes e Corretagem de Seguros SA	28,613	108,833
Chile 1.5%		18,219,580
AES Gener SA	817,407	251,575
Aguas Andinas SA, Class A	889,053	594,450
Banco de Chile	645,476	110,076
Banco de Chile, ADR	2,117	215,638
Banco de Credito e Inversiones	5,559	416,157
Banco Santander Chile	5,301,396	436,841
Besalco SA	201,756	229,512
CAP SA	39,718	565,139
Cementos BIO BIO SA	2,795	4,251
Cencosud SA	188,884	576,375
Cia Cervecerias Unidas SA	47,823	670,773
Cia Sud Americana de Vapores SA (A)	7,867,490	396,923
Colbun SA	1,511,389	362,918
Cristalerias de Chile SA	62,943	692,187
Empresa Nacional de Telecomunicaciones SA	56,098	651,415
Empresas AquaChile SA (A)	75,948	47,525
Empresas CMPC SA	181,115	699,150
Empresas COPEC SA	33,006	531,845
Empresas Hites SA	44,774	52,526
Empresas La Polar SA (A)	858,065	82,192
Enel Americas SA	650,872	150,881
Enel Americas SA, ADR	111,347	1,271,583
Enel Chile SA, ADR	215,735	1,320,298
Enel Generacion Chile SA	872,484	817,408
Engie Energia Chile SA	170,530	377,061
Forus SA	22,681	104,658
Grupo Security SA	617,814	338,125
Inversiones Aguas Metropolitanas SA	264,464	496,726
Inversiones La Construccion SA	17,438	349,832
Itau CorpBanca	36,208,953	368,929
Latam Airlines Group SA	46,164	748,475
Latam Airlines Group SA, ADR (B)	11,638	189,234
Masisa SA (A)	1,342,694	103,544
Molibdenos y Metales SA	7,542	107,326
4	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Chile (continued)
Multiexport Foods SA	156,506	$71,037
Parque Arauco SA	177,960	574,942
PAZ Corp. SA	115,321	198,933
Ripley Corp. SA	504,246	537,430
SACI Falabella	72,322	731,540
Salfacorp SA	119,461	241,259
Sigdo Koppers SA	195,751	400,019
Sociedad Matriz SAAM SA	3,015,683	334,505
Socovesa SA	411,319	279,500
SONDA SA	80,664	162,467
Vina Concha y Toro SA	152,549	330,029
Vina Concha y Toro SA, ADR	611	26,371
China 13.4%		158,418,831
21Vianet Group, Inc., ADR (A)	13,942	106,377
361 Degrees International, Ltd.	133,000	48,463
3SBio, Inc. (A)(B)(C)	73,500	138,862
500.com, Ltd., ADR, Class A (A)(B)	4,724	84,701
51job, Inc., ADR (A)	1,231	80,594
58.com, Inc., ADR (A)	5,774	435,186
AAC Technologies Holdings, Inc.	90,000	1,756,563
Agile Group Holdings, Ltd.	473,250	807,038
Agricultural Bank of China, Ltd., H Shares	2,260,000	1,241,759
Air China, Ltd., H Shares	350,000	528,320
Alibaba Group Holding, Ltd., ADR (A)	53,487	9,956,070
Aluminum Corp. of China, Ltd., ADR (A)	8,474	124,568
Aluminum Corp. of China, Ltd., H Shares (A)(B)	356,000	211,625
Angang Steel Company, Ltd., H Shares	162,000	176,341
Anhui Conch Cement Company, Ltd., H Shares	236,000	1,253,877
Anhui Expressway Company, Ltd., H Shares	66,000	51,695
ANTA Sports Products, Ltd.	227,000	1,116,843
Anton Oilfield Services Group (A)(B)	170,000	21,423
Aowei Holdings, Ltd. (A)	10,063,000	2,514,840
Asia Cement China Holdings Corp.	150,000	56,888
Asia Plastic Recycling Holding, Ltd.	63,655	25,329
AVIC International Holdings, Ltd., H Shares	100,000	79,365
AviChina Industry & Technology Company, Ltd., H Shares	559,000	311,232
BAIC Motor Corp., Ltd., H Shares (C)	282,500	355,416
Baidu, Inc., ADR (A)	7,759	1,957,906
BAIOO Family Interactive, Ltd. (C)	230,000	13,146
Bank of China, Ltd., H Shares	3,657,075	1,966,671
Bank of Chongqing Company, Ltd., H Shares	136,500	114,507
Bank of Communications Company, Ltd., H Shares	373,858	297,219
Baoye Group Company, Ltd., H Shares (A)	46,000	29,786
Baozun, Inc., ADR (A)(B)	1,271	44,688
BBMG Corp., H Shares	215,500	104,506
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
Beijing Capital International Airport Company, Ltd., H Shares	280,415	$413,611
Beijing Capital Land, Ltd., H Shares	220,000	131,008
Beijing Jingneng Clean Energy Company, Ltd., H Shares	322,000	82,283
Beijing North Star Company, Ltd., H Shares	126,000	43,265
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (C)	29,000	16,123
Best Pacific International Holdings, Ltd. (B)	84,000	44,931
Billion Industrial Holdings, Ltd.	12,000	16,386
Bitauto Holdings, Ltd., ADR (A)(B)	3,900	110,721
Boer Power Holdings, Ltd. (A)(B)	84,000	20,918
Boyaa Interactive International, Ltd. (A)	72,000	28,393
BYD Company, Ltd., H Shares (B)	103,000	938,302
BYD Electronic International Company, Ltd.	193,983	476,540
C.banner International Holdings, Ltd. (A)(B)	134,000	41,998
Cabbeen Fashion, Ltd.	106,000	29,589
CAR, Inc. (A)(B)	198,000	176,714
Cayman Engley Industrial Company, Ltd.	9,000	46,668
Central China Real Estate, Ltd. (A)	193,538	82,726
Central China Securities Company, Ltd., H Shares	66,000	26,708
CGN Power Company, Ltd., H Shares (C)	554,000	148,489
Changshouhua Food Company, Ltd.	124,000	58,798
Changyou.com, Ltd., ADR (A)	1,944	55,015
Chaowei Power Holdings, Ltd. (B)	174,000	106,582
Cheetah Mobile, Inc., ADR (A)	4,281	60,876
China Aircraft Leasing Group Holdings, Ltd.	49,500	48,201
China Animal Healthcare, Ltd. (A)(D)	182,000	13,721
China Aoyuan Property Group, Ltd.	348,000	277,563
China BlueChemical, Ltd., H Shares	417,000	125,145
China Cinda Asset Management Company, Ltd., H Shares	763,000	284,618
China CITIC Bank Corp., Ltd., H Shares	380,962	275,482
China Coal Energy Company, Ltd., H Shares	317,000	144,170
China Communications Construction Company, Ltd., H Shares	407,202	452,719
China Communications Services Corp., Ltd., H Shares	511,200	302,201
China Conch Venture Holdings, Ltd.	121,500	363,943
China Construction Bank Corp., H Shares	7,916,000	8,116,380
China Datang Corp. Renewable Power Company, Ltd., H Shares	804,000	99,250
China Dongxiang Group Company, Ltd.	608,000	117,684
China Eastern Airlines Corp., Ltd., H Shares (B)	390,000	328,417
China Electronics Optics Valley Union Holding Company, Ltd.	228,000	19,418
China Energy Engineering Corp., Ltd., H Shares	104,000	19,387
China Everbright Bank Company, Ltd., H Shares	212,000	108,493
China Evergrande Group (A)(B)	600,566	1,754,089
China Financial Services Holdings, Ltd.	94,000	7,918
China Galaxy Securities Company, Ltd., H Shares	193,500	134,267
China Greenland Broad Greenstate Group Company, Ltd. (B)	116,000	16,332
China Hanking Holdings, Ltd.	139,000	20,048
6	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
China Harmony New Energy Auto Holding, Ltd. (A)	178,000	$126,842
China Hongqiao Group, Ltd. (B)	407,000	473,026
China Huarong Asset Management Company, Ltd., H Shares (C)	120,000	54,154
China Huishan Dairy Holdings Company, Ltd. (A)(D)	235,000	0
China Huiyuan Juice Group, Ltd. (A)	141,000	37,704
China International Capital Corp., Ltd., H Shares (C)	9,200	17,849
China International Marine Containers Group Company, Ltd., H Shares	56,200	101,770
China Lesso Group Holdings, Ltd.	317,000	207,870
China Life Insurance Company, Ltd., H Shares	339,000	995,770
China Lilang, Ltd.	111,000	102,889
China Logistics Property Holdings Company, Ltd. (A)	67,000	20,123
China Longyuan Power Group Corp., Ltd., H Shares	548,000	361,537
China Machinery Engineering Corp., H Shares	149,000	89,878
China Maple Leaf Educational Systems, Ltd.	100,000	126,911
China Medical System Holdings, Ltd.	246,800	490,334
China Meidong Auto Holdings, Ltd.	46,000	17,048
China Mengniu Dairy Company, Ltd. (A)	156,000	513,139
China Merchants Bank Company, Ltd., H Shares	365,461	1,523,650
China Minsheng Banking Corp., Ltd., H Shares	270,200	279,885
China Modern Dairy Holdings, Ltd. (A)	65,000	11,560
China Molybdenum Company, Ltd., H Shares (B)	129,000	103,772
China National Building Material Company, Ltd., H Shares (B)	856,000	839,830
China National Materials Company, Ltd., H Shares	396,000	328,866
China Oilfield Services, Ltd., H Shares	216,000	222,077
China Online Education Group, ADR (A)	1,509	14,879
China Oriental Group Company, Ltd. (B)	196,000	149,010
China Pacific Insurance Group Company, Ltd., H Shares	116,800	568,188
China Petroleum & Chemical Corp., ADR	25,384	2,007,874
China Petroleum & Chemical Corp., H Shares	1,266,000	1,004,787
China Pioneer Pharma Holdings, Ltd.	27,000	8,287
China Railway Construction Corp., Ltd., H Shares	298,335	319,269
China Railway Group, Ltd., H Shares	287,000	207,403
China Railway Signal & Communication Corp., Ltd., H Shares (C)	200,000	156,456
China Rare Earth Holdings, Ltd. (A)	58,800	4,247
China Reinsurance Group Corp., H Shares	363,000	80,428
China Sanjiang Fine Chemicals Company, Ltd.	83,000	33,792
China SCE Property Holdings, Ltd.	450,000	220,210
China Shengmu Organic Milk, Ltd. (A)(B)(C)	397,000	59,803
China Shenhua Energy Company, Ltd., H Shares	456,500	1,292,033
China Shineway Pharmaceutical Group, Ltd.	66,000	92,566
China Silver Group, Ltd.	192,000	44,195
China Southern Airlines Company, Ltd., H Shares	458,000	612,740
China Suntien Green Energy Corp., Ltd., H Shares	333,000	79,096
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	6,348
China Telecom Corp., Ltd., H Shares	1,162,000	506,649
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
China Tian Lun Gas Holdings, Ltd.	70,500	$50,476
China Vanke Company, Ltd., H Shares	154,100	683,703
China Yurun Food Group, Ltd. (A)	234,000	31,286
China ZhengTong Auto Services Holdings, Ltd.	145,000	129,885
China Zhongwang Holdings, Ltd. (B)	367,400	200,147
Chinasoft International, Ltd. (A)	302,000	220,200
Chlitina Holding, Ltd.	17,000	85,058
Chongqing Machinery & Electric Company, Ltd., H Shares	442,000	43,191
Chongqing Rural Commercial Bank Company, Ltd., H Shares	581,000	467,892
CIFI Holdings Group Company, Ltd.	696,000	541,193
CITIC Securities Company, Ltd., H Shares	146,500	327,752
CNOOC, Ltd.	1,087,000	1,551,306
COFCO Meat Holdings, Ltd. (A)	159,000	28,131
Cogobuy Group (B)(C)	62,000	34,087
Coland Holdings, Ltd.	34,000	40,243
Colour Life Services Group Company, Ltd. (A)(B)	54,000	34,646
Comtec Solar Systems Group, Ltd. (A)	204,000	6,699
Consun Pharmaceutical Group, Ltd.	77,000	80,716
Coolpad Group, Ltd. (A)(D)	84,240	4,650
COSCO SHIPPING Development Company, Ltd., H Shares (A)	297,850	60,227
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	284,000	150,234
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(B)	223,500	116,435
Cosmo Lady China Holdings Company, Ltd. (B)(C)	137,000	57,485
Country Garden Holdings Company, Ltd.	656,293	1,165,560
CPMC Holdings, Ltd.	59,000	40,444
CRCC High-Tech Equipment Corp., Ltd., H Shares (B)	93,000	23,580
CRRC Corp., Ltd., H Shares	183,000	166,107
CSPC Pharmaceutical Group, Ltd.	902,000	2,058,559
CT Environmental Group, Ltd. (B)	916,000	159,578
Ctrip.com International, Ltd., ADR (A)	19,049	875,873
Dali Foods Group Company, Ltd. (C)	125,000	118,874
Dalian Port PDA Company, Ltd., H Shares	264,828	45,872
Daphne International Holdings, Ltd. (A)	240,000	15,528
Datang International Power Generation Company, Ltd., H Shares (A)(B)	584,000	185,289
Differ Group Holding Company, Ltd. (A)	150,000	10,936
Dongfang Electric Corp., Ltd., H Shares (A)	54,800	45,551
Dongfeng Motor Group Company, Ltd., H Shares	376,000	472,506
Dongjiang Environmental Company, Ltd., H Shares	34,700	48,257
Dongyue Group, Ltd.	229,000	216,493
Dynagreen Environmental Protection Group Company, Ltd., H Shares (B)	71,000	36,492
E-Commodities Holdings, Ltd.	144,000	14,597
ENN Energy Holdings, Ltd.	134,000	1,018,912
Everbright Securities Company, Ltd., H Shares (B)(C)	26,600	30,798
8	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Fang Holdings, Ltd., ADR (A)(B)	7,300	$36,938
Fantasia Holdings Group Company, Ltd. (B)	732,000	119,628
First Tractor Company, Ltd., H Shares (B)	62,000	24,479
Fosun International, Ltd.	167,693	365,575
Fu Shou Yuan International Group, Ltd.	188,000	165,309
Fufeng Group, Ltd. (A)	345,000	235,960
Fuguiniao Company, Ltd., H Shares (A)(B)(D)	116,600	11,562
Future Land Development Holdings, Ltd. (B)	588,000	456,723
Fuyao Glass Industry Group Company, Ltd., H Shares (B)(C)	51,600	205,960
Geely Automobile Holdings, Ltd.	860,000	2,759,368
Genscript Biotech Corp. (B)	40,000	118,305
GF Securities Company, Ltd., H Shares	87,800	167,649
Golden Eagle Retail Group, Ltd.	147,000	194,581
GOME Retail Holdings, Ltd. (B)	2,499,000	291,543
Grand Baoxin Auto Group, Ltd. (A)(B)	80,950	32,753
Great Wall Motor Company, Ltd., H Shares	371,500	434,587
Greatview Aseptic Packaging Company, Ltd.	306,000	216,811
Green Seal Holding, Ltd.	31,800	63,184
Greenland Hong Kong Holdings, Ltd.	173,250	83,717
Greentown China Holdings, Ltd. (B)	134,500	199,981
Guangdong Yueyun Transportation Company, Ltd., H Shares	61,000	38,639
Guangshen Railway Company, Ltd., ADR	24,988	817,857
Guangzhou Automobile Group Company, Ltd., H Shares	104,857	230,575
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	14,000	37,861
Guangzhou R&F Properties Company, Ltd., H Shares	282,199	655,332
Guodian Technology & Environment Group Corp., Ltd., H Shares (A)	174,000	12,022
Guolian Securities Company, Ltd., H Shares	40,000	18,233
Guorui Properties, Ltd.	47,000	13,042
Guotai Junan Securities Company, Ltd., H Shares (A)(C)	22,000	50,743
Haichang Ocean Park Holdings, Ltd. (A)(C)	136,000	34,274
Haitian International Holdings, Ltd.	127,000	389,043
Haitong Securities Company, Ltd., H Shares	204,800	290,815
Harbin Bank Company, Ltd., H Shares (A)(B)(C)	147,000	44,796
Harbin Electric Company, Ltd., H Shares	154,000	62,182
HC International, Inc.	54,000	33,453
Health and Happiness H&H International Holdings, Ltd. (A)	54,000	324,122
Hengan International Group Company, Ltd.	154,000	1,501,372
Hilong Holding, Ltd.	223,000	36,615
Hiroca Holdings, Ltd.	20,000	73,899
Hisense Kelon Electrical Holdings Company, Ltd., H Shares	38,000	46,493
HNA Infrastructure Company, Ltd., H Shares	52,000	55,722
Honghua Group, Ltd. (A)	442,000	45,690
Honworld Group, Ltd. (C)	23,000	10,540
Hopefluent Group Holdings, Ltd.	16,000	7,596
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
HOSA International, Ltd. (B)	86,000	$31,795
Hua Hong Semiconductor, Ltd. (C)	61,000	116,834
Huadian Fuxin Energy Corp., Ltd., H Shares	614,000	148,248
Huadian Power International Corp., Ltd., H Shares (B)	304,000	105,905
Huaneng Power International, Inc., H Shares	432,000	264,501
Huaneng Renewables Corp., Ltd., H Shares	1,300,000	432,131
Huatai Securities Company, Ltd., H Shares (C)	94,200	188,242
Huishang Bank Corp., Ltd., H Shares	72,000	38,469
Hydoo International Holding, Ltd. (A)	216,000	18,867
Industrial & Commercial Bank of China, Ltd., H Shares	5,884,000	5,016,348
Inner Mongolia Yitai Coal Company, Ltd., H Shares (B)	530,500	737,478
JD.com, Inc., ADR (A)	15,968	752,891
Jiangnan Group, Ltd. (B)	534,000	33,908
Jiangsu Expressway Company, Ltd., H Shares	156,000	241,584
Jiangxi Copper Company, Ltd., H Shares	185,000	289,857
JinkoSolar Holding Company, Ltd., ADR (A)	4,410	78,807
Kaisa Group Holdings, Ltd. (A)	283,000	148,925
Kangda International Environmental Company, Ltd. (A)(C)	172,000	34,936
Kasen International Holdings, Ltd. (A)	127,000	22,770
Kinetic Mines and Energy, Ltd.	156,000	10,705
Kingdee International Software Group Company, Ltd. (A)(B)	134,000	95,834
Kingsoft Corp., Ltd. (B)	110,000	357,936
Koradior Holdings, Ltd. (A)	22,000	22,192
KWG Property Holding, Ltd.	173,012	239,554
Labixiaoxin Snacks Group, Ltd. (A)	121,000	6,962
Legend Holdings Corp., H Shares (C)	55,500	189,268
Lemtech Holdings Company, Ltd.	4,000	18,761
Lenovo Group, Ltd.	1,782,000	924,749
Leoch International Technology, Ltd.	118,000	20,221
Leyou Technologies Holdings, Ltd. (A)(B)	400,000	85,207
Li Ning Company, Ltd. (A)	174,500	159,406
Lianhua Supermarket Holdings Company, Ltd., H Shares (A)	124,200	40,435
Lifetech Scientific Corp. (A)	260,000	61,798
Livzon Pharmaceutical Group, Inc., H Shares	10,630	79,022
Logan Property Holdings Company, Ltd. (B)	326,000	433,768
Longfor Properties Company, Ltd.	346,500	994,927
LongiTech Smart Energy Holding, Ltd. (A)(B)	36,000	8,572
Lonking Holdings, Ltd.	312,000	129,219
Luye Pharma Group, Ltd. (B)	153,500	132,056
Maanshan Iron & Steel Company, Ltd., H Shares (A)	350,000	186,892
Maoye International Holdings, Ltd.	379,000	43,931
Metallurgical Corp. of China, Ltd., H Shares	196,000	59,270
Minth Group, Ltd.	122,000	715,945
Momo, Inc., ADR (A)	14,346	474,135
NetEase, Inc., ADR	9,534	2,796,799
New China Life Insurance Company, Ltd., H Shares	44,400	263,510
10	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
New Oriental Education & Technology Group, Inc., ADR	6,255	$571,644
Noah Holdings, Ltd., ADR (A)	1,613	74,908
NQ Mobile, Inc., ADR, Class A (A)(B)	6,959	15,379
NVC Lighting Holding, Ltd.	330,000	30,566
On-Bright Electronics, Inc.	8,160	73,210
Ourgame International Holdings, Ltd. (A)(B)	55,000	16,885
Pacific Online, Ltd.	180,000	27,215
Parkson Retail Group, Ltd.	452,000	52,262
PetroChina Company, Ltd., H Shares	2,572,000	1,783,882
Phoenix New Media, Ltd., ADR (A)	4,800	24,864
PICC Property & Casualty Company, Ltd., H Shares	280,596	550,354
Ping An Insurance Group Company of China, Ltd., H Shares	790,000	8,321,311
Poly Culture Group Corp., Ltd., H Shares	9,200	17,024
Powerlong Real Estate Holdings, Ltd.	320,000	159,532
PW Medtech Group, Ltd. (A)	143,000	25,892
Q Technology Group Company, Ltd.	89,000	125,166
Qingdao Port International Company, Ltd., H Shares (C)	143,000	103,623
Qingling Motors Company, Ltd., H Shares	196,000	62,834
Qinhuangdao Port Company, Ltd., H Shares (B)	114,500	33,777
Qinqin Foodstuffs Group Cayman Company, Ltd. (A)(B)	36,100	11,358
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (C)	80,200	95,692
Redco Properties Group, Ltd. (B)(C)	248,000	93,602
Renhe Commercial Holdings Company, Ltd. (A)(B)	2,894,000	73,399
Ronshine China Holdings, Ltd. (A)	80,000	114,232
Sany Heavy Equipment International Holdings Company, Ltd.	275,000	76,744
Semiconductor Manufacturing International Corp., ADR (A)(B)	138,828	912,100
Shandong Chenming Paper Holdings, Ltd., H Shares (B)	66,584	112,974
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	248,000	169,107
Shandong Xinhua Pharmaceutical Company, Ltd., H Shares	30,000	30,191
Shanghai Dasheng Agricultural Finance Technology Company, Ltd., H Shares (B)	512,000	30,183
Shanghai Electric Group Company, Ltd., H Shares (A)(B)	226,000	84,832
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	18,000	104,180
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	41,000	17,839
Shanghai Haohai Biological Technology Company, Ltd., H Shares (C)	2,000	10,490
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	344,000	148,918
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	90,400	226,248
Shanghai Prime Machinery Company, Ltd., H Shares	206,000	40,962
Shengjing Bank Company, Ltd., H Shares (C)	44,000	33,411
Shengli Oil & Gas Pipe Holdings, Ltd. (A)	450,000	19,193
Shenguan Holdings Group, Ltd. (A)	400,000	18,367
Shenzhen Expressway Company, Ltd., H Shares	134,000	134,760
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
China (continued)
Shenzhou International Group Holdings, Ltd. (B)	108,000	$1,060,487
Shui On Land, Ltd.	799,067	223,922
Shunfeng International Clean Energy, Ltd. (A)(B)	568,000	26,320
Sichuan Expressway Company, Ltd., H Shares	154,000	55,288
Sihuan Pharmaceutical Holdings Group, Ltd.	804,000	291,606
Silergy Corp.	6,000	132,358
SinoMedia Holding, Ltd. (A)	54,000	14,510
Sino-Ocean Group Holding, Ltd.	694,181	489,046
Sinopec Engineering Group Company, Ltd., H Shares	203,000	196,721
Sinopec Oilfield Service Corp., H Shares (A)(B)	118,000	18,462
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	726,000	432,510
Sinopharm Group Company, Ltd., H Shares	192,000	841,217
Sinosoft Technology Group, Ltd.	228,000	61,643
Sinotrans, Ltd., H Shares	426,574	236,213
Sinotruk Hong Kong, Ltd. (B)	143,055	181,456
SOHO China, Ltd.	496,500	284,082
Sohu.com, Inc. (A)	4,624	155,598
Sound Global, Ltd. (A)(D)	113,000	43,029
Springland International Holdings, Ltd.	247,000	53,451
Sun King Power Electronics Group	54,000	11,243
Sunac China Holdings, Ltd.	99,000	356,883
Sunny Optical Technology Group Company, Ltd.	98,000	1,602,886
TAL Education Group, ADR	20,493	773,816
Tarena International, Inc., ADR (B)	4,850	59,510
Tencent Holdings, Ltd.	516,900	28,278,834
Tenwow International Holdings, Ltd. (B)	177,000	29,792
The People's Insurance Company Group of China, Ltd., H Shares	583,000	312,137
Tian Shan Development Holding, Ltd.	134,000	39,878
Tianneng Power International, Ltd.	224,700	222,059
Tingyi Cayman Islands Holding Corp.	410,000	860,531
Tong Ren Tang Technologies Company, Ltd., H Shares (B)	164,000	275,868
Tonly Electronics Holdings, Ltd.	29,780	33,510
TravelSky Technology, Ltd., H Shares	90,500	286,125
Trigiant Group, Ltd.	242,000	30,815
Tsingtao Brewery Company, Ltd., H Shares	34,000	185,835
Tuniu Corp., ADR (A)	1,300	10,023
Uni-President China Holdings, Ltd.	208,600	177,398
V1 Group, Ltd. (A)(B)	329,600	8,763
Vipshop Holdings, Ltd., ADR (A)	60,394	1,050,252
Want Want China Holdings, Ltd.	1,340,000	1,125,009
Weibo Corp., ADR (A)(B)	2,843	365,382
Weichai Power Company, Ltd., H Shares	489,600	545,804
Weiqiao Textile Company, H Shares	25,500	13,763
West China Cement, Ltd. (A)	484,000	81,745
Wuzhou International Holdings, Ltd. (A)	118,000	11,304
12	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Xiabuxiabu Catering Management China Holdings Company, Ltd. (C)	46,000	$85,747
Xiamen International Port Company, Ltd., H Shares	308,662	57,451
Xingda International Holdings, Ltd.	189,426	70,943
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	50,650	38,892
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (B)	101,920	159,457
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	170,000	27,771
Xinyi Solar Holdings, Ltd.	856,000	351,993
Xinyuan Real Estate Company, Ltd., ADR	2,170	13,020
Xtep International Holdings, Ltd.	160,500	70,973
Xunlei, Ltd., ADR (A)(B)	3,300	42,141
Yadea Group Holdings, Ltd. (B)(C)	238,000	81,791
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Company, H Shares (B)(C)	34,500	148,179
Yashili International Holdings, Ltd. (A)(B)	178,000	31,633
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (C)	10,800	64,952
Yida China Holdings, Ltd.	28,000	9,891
Yihai International Holding, Ltd.	17,000	22,720
Yirendai, Ltd., ADR	4,414	167,158
Youyuan International Holdings, Ltd. (A)	60,000	26,012
Yuanda China Holdings, Ltd. (A)	252,000	4,054
Yum China Holdings, Inc.	19,505	844,957
Yunnan Water Investment Company, Ltd., H Shares	61,000	25,498
Yuzhou Properties Company, Ltd.	434,000	265,240
YY, Inc., ADR (A)	8,184	1,058,437
Zhaojin Mining Industry Company, Ltd., H Shares (B)	179,500	138,600
Zhejiang Expressway Company, Ltd., H Shares	252,000	273,977
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	38,600	22,541
Zhong An Real Estate, Ltd. (A)(B)	540,400	43,199
Zhongsheng Group Holdings, Ltd.	149,500	376,822
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	60,500	326,265
Zijin Mining Group Company, Ltd., H Shares	1,099,384	501,362
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (B)	239,400	98,707
ZTE Corp., H Shares (A)	33,040	115,069
Colombia 0.4%		4,673,598
Almacenes Exito SA	69,323	405,957
Banco de Bogota SA	6,449	148,586
Bancolombia SA	33,910	356,919
Bancolombia SA, ADR	7,883	332,505
Bolsa de Valores de Colombia	7,585,458	65,651
Celsia SA ESP	89,149	141,404
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
Colombia (continued)
Cementos Argos SA	59,149	$215,506
Cemex Latam Holdings SA (A)	52,537	172,897
Corp. Financiera Colombiana SA	27,686	234,209
Ecopetrol SA	1,217,765	1,066,714
Ecopetrol SA, ADR (B)	2,542	44,510
Empresa de Telecomunicaciones de Bogota (A)	50,637	7,617
Grupo Argos SA	23,804	160,497
Grupo de Inversiones Suramericana SA	15,482	207,585
Grupo Energia Bogota SA ESP	207,964	147,331
Grupo Nutresa SA	31,372	295,609
Interconexion Electrica SA ESP	140,155	670,101
Czech Republic 0.1%		1,597,184
CEZ AS	40,590	981,929
Fortuna Entertainment Group NV (A)	2,980	26,586
Komercni banka AS	4,927	218,298
Moneta Money Bank AS (C)	31,805	128,312
O2 Czech Republic AS	11,131	145,478
Philip Morris CR AS	119	96,581
Egypt 0.1%		632,153
Commercial International Bank Egypt SAE, GDR	138,883	632,153
Greece 0.3%		3,776,334
Aegean Airlines SA	11,008	122,920
Alpha Bank AE (A)	35,802	85,004
Athens Water Supply & Sewage Company SA	9,971	75,523
Bank of Greece	2,764	56,424
Ellaktor SA (A)	29,391	66,919
FF Group (A)	6,657	141,657
Fourlis Holdings SA (A)	14,928	104,252
GEK Terna Holding Real Estate Construction SA (A)	18,488	118,857
Hellenic Exchanges - Athens Stock Exchange SA	11,360	70,545
Hellenic Petroleum SA	22,305	223,817
Hellenic Telecommunications Organization SA	42,743	606,365
Holding Company Admie Ipto SA (A)	26,912	62,954
Intralot SA-Integrated Lottery Systems & Services (A)	84,682	138,267
JUMBO SA	16,648	301,977
LAMDA Development SA (A)	3,765	32,544
Marfin Investment Group Holdings SA (A)	311,954	53,363
Motor Oil Hellas Corinth Refineries SA	13,366	313,155
Mytilineos Holdings SA (A)	33,135	389,447
National Bank of Greece SA (A)	29,342	10,766
OPAP SA	27,155	330,374
Piraeus Bank SA (A)	380	1,659
Piraeus Port Authority SA	2,954	60,773
Public Power Corp. SA (A)	26,912	91,370
14	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Greece (continued)
Terna Energy SA	25,997	$164,624
Titan Cement Company SA	5,632	152,778
Hong Kong 3.9%		46,482,803
Ajisen China Holdings, Ltd.	170,000	79,544
Alibaba Pictures Group, Ltd. (A)(B)	1,460,000	198,948
AMVIG Holdings, Ltd.	405,333	105,856
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Asian Citrus Holdings, Ltd. (A)(D)	144,000	11,040
AVIC International Holding HK, Ltd. (A)(B)	906,799	46,079
Beijing Enterprises Clean Energy Group, Ltd. (A)(B)	3,342,857	106,117
Beijing Enterprises Holdings, Ltd.	72,430	401,300
Beijing Enterprises Medical & Health Group, Ltd. (A)(B)	834,000	41,542
Beijing Enterprises Water Group, Ltd. (A)	642,000	415,684
Beijing Properties Holdings, Ltd. (A)	834,000	31,390
Bosideng International Holdings, Ltd.	812,000	69,455
Brilliance China Automotive Holdings, Ltd.	160,000	425,149
C C Land Holdings, Ltd. (A)	539,540	124,028
Canvest Environmental Protection Group Company, Ltd.	68,000	39,122
Capital Environment Holdings, Ltd. (A)	300,000	12,042
Carrianna Group Holdings Company, Ltd.	130,000	17,631
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	12,420
Century Sunshine Group Holdings, Ltd. (A)	560,000	17,868
CGN New Energy Holdings Company, Ltd. (B)	262,000	35,294
China Aerospace International Holdings, Ltd.	502,755	56,318
China Agri-Industries Holdings, Ltd.	487,600	208,883
China All Access Holdings, Ltd. (B)	266,000	76,909
China Animation Characters Company, Ltd. (B)	51,000	19,896
China Chengtong Development Group, Ltd. (A)(B)	158,000	8,938
China Dynamics Holdings, Ltd. (A)	870,000	19,721
China Electronics Huada Technology Company, Ltd.	112,000	16,428
China Energine International Holdings, Ltd. (A)(B)	333,589	16,068
China Everbright International, Ltd.	381,000	587,636
China Everbright, Ltd.	205,000	447,139
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	7,506
China Foods, Ltd.	274,000	144,036
China Gas Holdings, Ltd.	320,800	993,753
China Glass Holdings, Ltd. (A)	182,000	17,967
China Grand Pharmaceutical and Healthcare Holdings, Ltd. (A)(B)	172,000	116,970
China High Precision Automation Group, Ltd. (A)(D)	74,000	11,725
China High Speed Transmission Equipment Group Company, Ltd. (B)	40,000	68,840
China Jinmao Holdings Group, Ltd.	1,100,000	664,984
China Lumena New Materials Corp. (A)(B)(D)	1,272,000	0
China Merchants Land, Ltd.	384,000	69,022
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
Hong Kong (continued)
China Merchants Port Holdings Company, Ltd.	175,697	$407,989
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	2
China Minsheng Financial Holding Corp., Ltd. (A)	360,000	11,140
China Mobile, Ltd., ADR	200,594	9,325,615
China New Town Development Company, Ltd. (A)	1,070,332	38,968
China NT Pharma Group Company, Ltd.	112,500	25,023
China Nuclear Energy Technology Corp., Ltd. (A)	104,000	18,696
China Oil & Gas Group, Ltd.	717,040	61,037
China Overseas Grand Oceans Group, Ltd.	390,000	193,504
China Overseas Land & Investment, Ltd.	648,000	2,251,511
China Overseas Property Holdings, Ltd.	440,667	147,907
China Power Clean Energy Development Company, Ltd. (B)	112,500	62,769
China Power International Development, Ltd. (B)	744,666	186,853
China Properties Group, Ltd. (A)	246,000	47,882
China Resources Beer Holdings Company, Ltd.	197,981	762,483
China Resources Cement Holdings, Ltd.	383,518	293,711
China Resources Gas Group, Ltd.	232,000	776,663
China Resources Land, Ltd.	684,444	2,417,996
China Resources Power Holdings Company, Ltd.	322,882	559,220
China Ruifeng Renewable Energy Holdings, Ltd. (A)	212,000	17,873
China Singyes Solar Technologies Holdings, Ltd. (A)(B)	149,160	59,489
China South City Holdings, Ltd. (B)	824,000	193,553
China State Construction International Holdings, Ltd. (B)	395,600	536,814
China Taiping Insurance Holdings Company, Ltd.	94,710	361,507
China Traditional Chinese Medicine Holdings Company, Ltd.	316,000	189,563
China Travel International Investment Hong Kong, Ltd.	500,000	186,946
China Unicom Hong Kong, Ltd., ADR (A)	221,819	2,830,410
China Vast Industrial Urban Development Company, Ltd. (C)	37,000	18,352
China Water Affairs Group, Ltd.	242,000	213,190
China Water Industry Group, Ltd. (A)(B)	48,000	9,942
CIMC Enric Holdings, Ltd. (A)	86,000	77,791
CITIC Dameng Holdings, Ltd. (A)	191,000	11,608
CITIC Resources Holdings, Ltd.	460,000	45,500
CITIC, Ltd.	257,923	373,323
Citychamp Watch & Jewellery Group, Ltd. (B)	237,800	52,279
Clear Media, Ltd.	87,000	69,788
Comba Telecom Systems Holdings, Ltd. (B)	235,004	37,397
Concord New Energy Group, Ltd.	1,460,000	65,160
COSCO SHIPPING International Hong Kong Company, Ltd.	157,040	66,909
COSCO SHIPPING Ports, Ltd.	399,281	387,197
Coslight Technology International Group Company, Ltd. (A)	54,000	20,123
CP Pokphand Company, Ltd.	2,062,000	160,339
CWT International, Ltd. (A)(B)	790,000	30,151
DaChan Food Asia, Ltd. (A)	287,000	18,381
Dah Chong Hong Holdings, Ltd.	225,000	110,988
Dawnrays Pharmaceutical Holdings, Ltd.	144,000	78,453
16	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	$0
Digital China Holdings, Ltd. (A)(B)	186,000	104,816
Dynasty Fine Wines Group, Ltd. (A)(D)	242,000	0
Embry Holdings, Ltd.	24,000	8,394
Far East Horizon, Ltd.	424,000	425,962
Fullshare Holdings, Ltd. (A)(B)	425,000	237,741
GCL-Poly Energy Holdings, Ltd. (A)	4,428,000	693,750
Gemdale Properties & Investment Corp., Ltd.	752,000	97,330
Glorious Property Holdings, Ltd. (A)(B)	793,000	78,467
Goldlion Holdings, Ltd.	261,000	105,815
Goldpac Group, Ltd.	91,000	24,027
Good Friend International Holdings, Inc.	42,000	11,114
Ground International Development, Ltd. (A)	85,000	17,587
Guangdong Investment, Ltd.	290,000	442,151
Guangdong Land Holdings, Ltd. (A)	142,000	31,582
Haier Electronics Group Company, Ltd. (A)	206,000	701,732
Hanergy Thin Film Power Group, Ltd. (A)(D)	2,486,000	68,298
Heng Tai Consumables Group, Ltd. (A)	130,000	8,944
Hengdeli Holdings, Ltd.	588,400	30,010
Hi Sun Technology China, Ltd. (A)	276,000	56,986
HKC Holdings, Ltd.	42,016	29,888
Hopewell Highway Infrastructure, Ltd.	152,000	91,615
Hopson Development Holdings, Ltd.	164,000	155,318
Hua Han Health Industry Holdings, Ltd. (A)(B)(D)	1,415,910	33,563
IMAX China Holding, Inc. (A)(B)(C)	25,300	71,357
Jiayuan International Group, Ltd. (A)	120,000	125,674
Jinchuan Group International Resources Company, Ltd. (A)(B)	367,000	92,240
Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	16,000	10,184
Joy City Property, Ltd.	480,000	79,075
Ju Teng International Holdings, Ltd.	189,722	53,769
K Wah International Holdings, Ltd.	239,990	154,818
Kingboard Chemical Holdings, Ltd.	168,648	847,558
Kingboard Laminates Holdings, Ltd.	274,000	475,946
KuangChi Science, Ltd. (A)	124,000	31,775
Kunlun Energy Company, Ltd.	880,000	824,733
Lai Fung Holdings, Ltd.	39,388	63,456
Le Saunda Holdings, Ltd.	100,400	16,088
Lee & Man Paper Manufacturing, Ltd.	325,000	367,220
Lee's Pharmaceutical Holdings, Ltd. (B)	31,500	47,561
Mingfa Group International Company, Ltd. (A)(D)	995,000	96,119
Minmetals Land, Ltd.	456,000	84,147
Munsun Capital Group, Ltd. (A)	1,020,000	8,069
Nan Hai Corp., Ltd.	2,250,000	71,408
New Provenance Everlasting Holdings, Ltd. (A)	1,330,000	28,673
New World Department Store China, Ltd. (A)	211,000	49,431
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
Hong Kong (continued)
Nine Dragons Paper Holdings, Ltd.	352,000	$626,327
North Mining Shares Company, Ltd. (A)	2,060,000	40,677
Overseas Chinese Town Asia Holdings, Ltd.	58,000	24,197
Panda Green Energy Group, Ltd. (A)(B)	574,000	64,701
PAX Global Technology, Ltd. (B)	231,000	114,545
Phoenix Satellite Television Holdings, Ltd.	228,000	28,063
Poly Property Group Company, Ltd. (A)	485,944	246,595
Pou Sheng International Holdings, Ltd. (B)	242,000	60,779
Prosperity International Holdings HK, Ltd. (A)	540,000	5,365
REXLot Holdings, Ltd. (A)(B)	3,043,536	20,091
Road King Infrastructure, Ltd.	57,000	103,169
Rotam Global Agrosciences, Ltd.	20,929	18,001
Seaspan Corp. (B)	10,428	64,132
Shanghai Industrial Holdings, Ltd.	102,041	284,030
Shanghai Industrial Urban Development Group, Ltd.	273,500	67,040
Shanghai Zendai Property, Ltd. (A)	1,680,000	31,334
Shenzhen International Holdings, Ltd.	230,115	471,676
Shenzhen Investment, Ltd.	706,935	293,179
Shimao Property Holdings, Ltd.	405,000	998,033
Shougang Concord International Enterprises Company, Ltd. (A)(B)	1,888,000	57,625
Shougang Fushan Resources Group, Ltd. (B)	510,000	158,915
Silver Grant International Industries, Ltd. (A)	252,334	48,004
SIM Technology Group, Ltd.	289,000	13,921
Sino Biopharmaceutical, Ltd.	1,137,000	2,130,405
Sino Oil and Gas Holdings, Ltd. (A)(B)	2,790,000	22,049
Sinofert Holdings, Ltd. (A)(B)	436,000	61,368
Sinolink Worldwide Holdings, Ltd. (A)	334,000	41,092
Sinopec Kantons Holdings, Ltd.	190,000	114,202
Sinotrans Shipping, Ltd.	330,500	94,833
Skyworth Digital Holdings, Ltd. (B)	444,025	194,451
SMI Holdings Group, Ltd.	191,200	91,102
Sparkle Roll Group, Ltd. (A)(B)	208,000	18,508
SRE Group, Ltd. (A)	908,000	23,457
SSY Group, Ltd.	522,733	395,230
Summi Group Holdings, Ltd. (A)	152,000	17,014
Sun Art Retail Group, Ltd.	507,000	669,414
Symphony Holdings, Ltd.	150,000	21,166
TCL Multimedia Technology Holdings, Ltd.	79,600	36,610
Tech Pro Technology Development, Ltd. (A)(D)	966,000	8,394
Texhong Textile Group, Ltd.	77,500	100,981
Tian An China Investment Company, Ltd. (A)(B)	438,000	278,831
Tianjin Development Holdings, Ltd. (B)	38,000	17,249
Tianjin Port Development Holdings, Ltd. (A)	654,000	94,834
Tibet Water Resources, Ltd. (A)	156,000	65,361
Time Watch Investments, Ltd.	62,000	9,172
18	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Tomson Group, Ltd.	161,897	$78,119
Tongda Group Holdings, Ltd. (B)	1,020,000	242,526
Top Spring International Holdings, Ltd.	25,500	12,342
Towngas China Company, Ltd. (A)	165,672	133,601
TPV Technology, Ltd.	256,588	35,929
Truly International Holdings, Ltd.	343,000	113,666
United Energy Group, Ltd. (B)	2,384,000	221,327
Universal Medical Financial & Technical Advisory Services Company, Ltd. (B)(C)	59,500	48,855
Vinda International Holdings, Ltd.	20,000	39,493
Wasion Group Holdings, Ltd.	146,000	76,666
Xinchen China Power Holdings, Ltd. (A)	131,000	15,871
Yanchang Petroleum International, Ltd. (A)	3,192,273	41,026
Yip's Chemical Holdings, Ltd.	148,000	53,992
Yuexiu Property Company, Ltd. (B)	1,455,516	285,673
Yuexiu Transport Infrastructure, Ltd. (B)	130,000	97,422
Zhuhai Holdings Investment Group, Ltd.	218,000	30,539
Hungary 0.4%		4,481,001
Magyar Telekom Telecommunications PLC	183,970	324,574
MOL Hungarian Oil & Gas PLC	174,968	1,908,168
OTP Bank PLC	41,601	1,853,488
Richter Gedeon Nyrt	17,939	394,771
India 12.6%		148,291,918
3M India, Ltd. (A)	371	116,688
5Paisa Capital, Ltd. (A)	5,663	29,822
8K Miles Software Services, Ltd.	758	8,500
Aarti Industries, Ltd.	13,770	247,506
Aban Offshore, Ltd. (A)	10,469	27,051
ABB India, Ltd.	4,994	117,206
Abbott India, Ltd.	459	40,155
ACC, Ltd.	10,444	259,101
Adani Enterprises, Ltd.	108,639	334,545
Adani Ports & Special Economic Zone, Ltd.	145,494	904,220
Adani Power, Ltd. (A)	454,018	217,724
Adani Transmission, Ltd. (A)	96,061	300,487
Aditya Birla Capital, Ltd. (A)	144,849	366,981
Aditya Birla Fashion and Retail, Ltd. (A)	145,593	339,057
Aegis Logistics, Ltd.	49,703	191,530
AIA Engineering, Ltd.	7,855	174,543
Ajanta Pharma, Ltd.	9,615	205,927
Akzo Nobel India, Ltd.	5,128	140,730
Alembic Pharmaceuticals, Ltd.	18,393	155,014
Alembic, Ltd.	34,900	33,452
Alkem Laboratories, Ltd.	901	30,562
Alkyl Amines Chemicals	2,278	21,904
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
India (continued)
Allahabad Bank (A)	56,789	$45,261
Allcargo Logistics, Ltd.	26,237	71,430
Amara Raja Batteries, Ltd.	16,755	210,240
Ambuja Cements, Ltd.	64,773	250,268
Anant Raj, Ltd.	30,231	25,563
Andhra Bank (A)	66,994	46,846
Apar Industries, Ltd.	4,039	49,009
APL Apollo Tubes, Ltd.	1,768	55,446
Apollo Hospitals Enterprise, Ltd.	12,735	232,980
Apollo Tyres, Ltd.	114,769	479,718
Arvind, Ltd.	57,851	371,704
Asahi India Glass, Ltd.	21,842	118,324
Ashiana Housing, Ltd.	3,705	9,756
Ashok Leyland, Ltd.	376,217	815,065
Ashoka Buildcon, Ltd.	11,761	39,171
Asian Granito India, Ltd.	1,315	9,818
Asian Paints, Ltd.	53,639	915,842
Astra Microwave Products, Ltd.	3,253	4,499
Astral Polytechnik, Ltd.	5,998	84,958
Atul, Ltd.	3,428	138,938
Aurobindo Pharma, Ltd.	100,089	937,927
Automotive Axles, Ltd.	971	23,536
Avanti Feeds, Ltd.	1,170	42,615
Axis Bank, Ltd.	151,948	1,221,700
Bajaj Auto, Ltd.	14,375	661,213
Bajaj Corp., Ltd.	20,442	150,182
Bajaj Electricals, Ltd.	11,808	95,512
Bajaj Finance, Ltd.	39,595	983,748
Bajaj Finserv, Ltd.	19,322	1,486,239
Bajaj Hindusthan Sugar, Ltd. (A)	178,945	34,260
Bajaj Holdings & Investment, Ltd.	10,817	450,596
Balaji Amines, Ltd.	2,251	21,989
Balaji Telefilms, Ltd.	4,394	9,188
Balkrishna Industries, Ltd.	53,120	881,237
Ballarpur Industries, Ltd. (A)	88,990	18,299
Balmer Lawrie & Company, Ltd.	20,150	71,023
Balrampur Chini Mills, Ltd.	79,695	145,871
Banco Products India, Ltd.	981	3,292
Bank of Baroda	94,072	202,712
Bank of India (A)	49,105	86,337
Bank of Maharashtra (A)	28,201	7,199
Bata India, Ltd.	6,260	70,025
BEML, Ltd.	4,238	79,886
Berger Paints India, Ltd.	66,305	253,353
BF Utilities, Ltd. (A)	2,743	18,408
Bhansali Engineering Polymers, Ltd.	9,270	24,493
20	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Bharat Electronics, Ltd.	177,628	$418,090
Bharat Financial Inclusion, Ltd. (A)	6,325	99,058
Bharat Forge, Ltd.	69,342	833,094
Bharat Heavy Electricals, Ltd.	219,494	299,974
Bharat Petroleum Corp., Ltd.	102,042	670,535
Bharti Airtel, Ltd.	288,482	1,892,052
Bharti Infratel, Ltd.	64,371	337,594
Biocon, Ltd.	36,770	352,211
Birla Corp., Ltd.	6,926	95,152
Bliss Gvs Pharma, Ltd.	11,066	32,687
Blue Dart Express, Ltd.	1,696	111,126
Blue Star, Ltd.	5,563	62,799
Bodal Chemicals, Ltd.	20,244	42,077
Bombay Dyeing & Manufacturing Company, Ltd.	15,007	58,634
Bombay Rayon Fashions, Ltd. (A)	6,972	6,303
Bosch, Ltd.	878	250,209
Brigade Enterprises, Ltd.	15,066	65,375
Britannia Industries, Ltd.	4,109	312,599
Cadila Healthcare, Ltd.	48,479	299,133
Can Fin Homes, Ltd.	8,455	69,878
Canara Bank	29,405	133,437
Capital First, Ltd.	4,763	48,237
Caplin Point Laboratories, Ltd.	4,292	38,476
Carborundum Universal, Ltd.	9,051	48,237
Care Ratings, Ltd.	7,322	152,949
Castrol India, Ltd.	20,992	64,790
CCL Products India, Ltd.	18,189	82,466
Ceat, Ltd.	9,821	238,605
Century Plyboards India, Ltd.	28,588	143,659
Century Textiles & Industries, Ltd.	1,559	28,917
Cera Sanitaryware, Ltd.	1,260	65,435
CESC, Ltd.	22,516	351,572
CG Power and Industrial Solutions, Ltd. (A)	139,371	177,559
Chambal Fertilizers & Chemicals, Ltd.	75,728	194,591
Chennai Petroleum Corp., Ltd.	15,814	87,646
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	9,371
Cholamandalam Investment and Finance Company, Ltd.	8,969	201,656
Cipla, Ltd.	54,824	496,506
City Union Bank, Ltd.	53,141	140,754
Clariant Chemicals India, Ltd.	1,514	13,419
Coal India, Ltd.	41,994	199,407
Coffee Day Enterprises, Ltd. (A)(C)	7,404	35,400
Colgate-Palmolive India, Ltd.	20,016	316,458
Container Corp. of India, Ltd.	8,869	176,524
Coromandel International, Ltd.	35,263	301,336
Corporation Bank (A)	37,363	19,138
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
India (continued)
Cox & Kings, Ltd.	38,917	$142,630
CRISIL, Ltd.	6,647	196,037
Crompton Greaves Consumer Electricals, Ltd.	202,125	717,702
Cummins India, Ltd.	5,976	72,782
Cyient, Ltd.	19,112	185,815
D B Realty, Ltd. (A)	11,892	10,505
Dabur India, Ltd.	104,748	519,610
Dalmia Bharat, Ltd.	12,963	524,209
DB Corp., Ltd. (A)	6,096	31,061
DCB Bank, Ltd.	69,066	172,302
DCM Shriram, Ltd.	16,548	143,081
Deepak Fertilisers & Petrochemicals Corp., Ltd.	10,021	51,550
Deepak Nitrite, Ltd.	3,254	12,873
Delta Corp., Ltd.	12,378	65,521
DEN Networks, Ltd. (A)	9,586	14,914
Dena Bank (A)	44,883	14,068
Dewan Housing Finance Corp., Ltd.	64,613	534,825
Dhampur Sugar Mills, Ltd.	6,521	18,858
Dhanuka Agritech, Ltd.	760	7,116
Dilip Buildcon, Ltd. (C)	14,958	215,080
Dish TV India, Ltd. (A)	149,432	167,603
Dishman Carbogen Amcis, Ltd. (A)	33,282	168,675
Divi's Laboratories, Ltd.	27,745	435,390
DLF, Ltd.	85,954	294,334
Dr. Lal PathLabs, Ltd. (C)	484	6,765
Dr. Reddy's Laboratories, Ltd.	26,263	899,381
Dredging Corp. of India, Ltd. (A)	1,050	10,924
Dynamatic Technologies, Ltd. (A)	876	26,353
eClerx Services, Ltd.	15,180	315,476
Edelweiss Financial Services, Ltd.	128,456	525,944
Eicher Motors, Ltd.	2,569	1,074,920
EID Parry India, Ltd.	21,964	105,704
EIH, Ltd.	41,907	109,309
Electrosteel Castings, Ltd.	54,318	25,746
Elgi Equipments, Ltd.	4,640	22,104
Emami, Ltd.	14,279	235,712
Engineers India, Ltd.	44,631	118,629
Entertainment Network India, Ltd.	1,131	12,369
Eros International Media, Ltd. (A)	10,396	30,968
Escorts, Ltd.	17,668	240,921
Essel Propack, Ltd.	39,445	161,243
Eveready Industries India, Ltd. (A)	14,442	86,252
Exide Industries, Ltd.	70,040	220,812
FDC, Ltd.	17,984	77,951
Federal Bank, Ltd.	358,997	516,530
Federal-Mogul Goetze India, Ltd. (A)	8,475	64,304
22	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Finolex Cables, Ltd.	34,813	$378,769
Finolex Industries, Ltd.	16,139	160,948
Firstsource Solutions, Ltd. (A)	87,222	68,298
Fortis Healthcare, Ltd. (A)	26,522	64,210
Future Enterprises, Ltd.	13,454	8,390
Future Lifestyle Fashions, Ltd.	3,748	23,252
Future Retail, Ltd. (A)	57,775	456,900
Gabriel India, Ltd.	25,791	62,117
GAIL India, Ltd.	68,869	482,148
Garware Wall Ropes, Ltd.	1,001	14,379
Gateway Distriparks, Ltd.	28,954	92,218
Gati, Ltd.	7,132	12,181
Gayatri Highways, Ltd. (A)(D)	9,356	1,048
Gayatri Projects, Ltd. (A)	9,356	30,240
GE T&D India, Ltd.	2,044	12,588
Genus Power Infrastructures, Ltd.	2,326	2,199
Geojit Financial Services, Ltd.	14,269	21,640
GHCL, Ltd.	4,897	21,653
GIC Housing Finance, Ltd.	3,991	24,382
Gillette India, Ltd.	1,325	134,510
GlaxoSmithKline Consumer Healthcare, Ltd.	2,527	259,863
GlaxoSmithKline Pharmaceuticals, Ltd.	2,267	82,343
Glenmark Pharmaceuticals, Ltd.	34,544	287,689
GMR Infrastructure, Ltd. (A)	535,802	154,586
GOCL Corp., Ltd.	4,419	38,254
Godfrey Phillips India, Ltd.	4,064	53,679
Godrej Consumer Products, Ltd.	44,680	730,405
Godrej Industries, Ltd.	8,664	72,813
Godrej Properties, Ltd. (A)	8,821	105,485
Granules India, Ltd.	20,311	36,673
Graphite India, Ltd.	11,525	118,480
Grasim Industries, Ltd.	48,846	857,614
Greaves Cotton, Ltd.	34,250	64,628
Greenply Industries, Ltd.	7,943	41,643
Grindwell Norton, Ltd.	4,906	38,378
GRUH Finance, Ltd.	33,285	272,836
GTL Infrastructure, Ltd. (A)	163,116	12,884
Gujarat Alkalies & Chemicals, Ltd.	13,802	154,870
Gujarat Ambuja Exports, Ltd.	13,754	56,797
Gujarat Fluorochemicals, Ltd.	13,582	163,537
Gujarat Gas, Ltd.	9,956	132,097
Gujarat Industries Power Company, Ltd.	14,146	24,159
Gujarat Mineral Development Corp., Ltd.	39,451	84,511
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	14,982	99,524
Gujarat Pipavav Port, Ltd.	60,043	129,513
Gujarat State Fertilizers & Chemicals, Ltd.	100,748	195,942
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
India (continued)
Gujarat State Petronet, Ltd.	52,562	$165,887
Gulf Oil Lubricants India, Ltd.	9,424	144,039
GVK Power & Infrastructure, Ltd. (A)	119,260	30,138
Hathway Cable & Datacom, Ltd. (A)	89,649	50,840
Hatsun Agro Products, Ltd.	1,617	18,294
Havells India, Ltd.	46,829	361,711
HBL Power Systems, Ltd.	28,626	24,150
HCL Technologies, Ltd.	126,622	1,826,269
HDFC Bank, Ltd.	268,985	7,912,216
HEG, Ltd.	2,005	85,319
HeidelbergCement India, Ltd.	31,153	75,440
Heritage Foods, Ltd.	1,216	12,527
Hero MotoCorp, Ltd.	9,765	535,751
Hexaware Technologies, Ltd.	61,337	323,743
Hikal, Ltd.	15,030	57,765
Himachal Futuristic Communications, Ltd. (A)	173,576	78,755
Himadri Speciality Chemical, Ltd.	17,838	43,262
Himatsingka Seide, Ltd.	9,559	51,230
Hindalco Industries, Ltd.	190,555	708,157
Hinduja Global Solutions, Ltd.	1,486	20,345
Hinduja Ventures, Ltd.	1,516	20,168
Hindustan Construction Company, Ltd. (A)	80,831	41,634
Hindustan Petroleum Corp., Ltd.	102,082	593,634
Hindustan Unilever, Ltd.	93,897	1,889,854
Honeywell Automation India, Ltd.	237	62,865
Hotel Leela Venture, Ltd. (A)	59,669	17,144
Housing Development & Infrastructure, Ltd. (A)	99,484	75,168
Housing Development Finance Corp., Ltd.	133,036	3,677,742
HSIL, Ltd.	15,111	101,262
HT Media, Ltd.	15,271	21,442
Huhtamaki PPL, Ltd.	7,301	35,081
I G Petrochemicals, Ltd.	3,226	34,497
ICICI Bank, Ltd.	207,043	982,761
ICRA, Ltd.	1,067	62,845
IDBI Bank, Ltd. (A)	104,650	118,651
Idea Cellular, Ltd. (A)	642,224	818,791
IDFC Bank, Ltd.	381,167	298,662
IDFC, Ltd.	274,270	221,071
IFB Industries, Ltd. (A)	1,789	39,191
IFCI, Ltd. (A)	266,296	91,843
Igarashi Motors India, Ltd.	874	10,850
IIFL Holdings, Ltd.	141,575	1,639,780
IL&FS Transportation Networks, Ltd. (A)	31,132	33,665
India Glycols, Ltd.	4,535	33,682
Indiabulls Housing Finance, Ltd.	96,180	1,827,810
Indiabulls Real Estate, Ltd. (A)	76,053	249,574
24	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Indiabulls Ventures, Ltd.	29,190	$114,119
Indian Bank	36,959	187,300
Indian Hume Pipe Company, Ltd.	2,579	15,548
Indian Oil Corp., Ltd.	108,399	625,671
Indian Overseas Bank (A)	161,858	48,189
Indo Count Industries, Ltd.	11,826	18,017
Indoco Remedies, Ltd.	11,224	43,672
Indraprastha Gas, Ltd.	39,052	181,697
IndusInd Bank, Ltd.	15,328	393,031
INEOS Styrolution India, Ltd.	189	2,675
Infosys, Ltd.	414,475	7,384,193
Ingersoll-Rand India, Ltd.	4,135	45,570
Inox Leisure, Ltd. (A)	19,201	82,272
Insecticides India, Ltd.	990	11,440
Intellect Design Arena, Ltd. (A)	9,367	27,818
InterGlobe Aviation, Ltd. (C)	4,264	87,405
Ipca Laboratories, Ltd.	15,161	155,993
IRB Infrastructure Developers, Ltd.	62,490	216,890
ITC, Ltd.	466,996	1,889,304
ITD Cementation India, Ltd.	7,856	21,500
J Kumar Infraprojects, Ltd.	13,221	64,398
Jagran Prakashan, Ltd.	51,004	129,570
Jai Corp., Ltd.	11,016	26,366
Jain Irrigation Systems, Ltd.	135,716	240,598
Jaiprakash Associates, Ltd. (A)	374,318	99,923
Jaiprakash Power Ventures, Ltd. (A)	530,877	49,155
Jayant Agro-Organics, Ltd.	772	4,422
Jaypee Infratech, Ltd. (A)	132,566	25,405
JB Chemicals & Pharmaceuticals, Ltd.	5,240	25,484
JBF Industries, Ltd.	13,389	31,245
Jet Airways India, Ltd. (A)	8,171	93,389
Jindal Poly Films, Ltd.	9,056	48,985
Jindal Saw, Ltd.	63,098	131,932
Jindal Stainless Hisar, Ltd. (A)	14,922	42,088
Jindal Stainless, Ltd. (A)	36,564	56,312
Jindal Steel & Power, Ltd. (A)	131,814	505,101
JITF Infralogistics, Ltd. (A)	10,930	6,676
JK Cement, Ltd.	7,815	121,756
JK Lakshmi Cement, Ltd.	11,136	71,916
JK Paper, Ltd.	12,466	26,849
JK Tyre & Industries, Ltd.	33,515	77,451
JM Financial, Ltd.	88,302	198,017
Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,138	110,091
JSW Energy, Ltd.	166,651	204,226
JSW Holdings, Ltd. (A)	692	19,017
JSW Steel, Ltd.	473,321	2,245,048
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
India (continued)
Jubilant Foodworks, Ltd.	12,866	$396,748
Jubilant Life Sciences, Ltd.	48,461	647,514
Just Dial, Ltd. (A)	11,947	81,914
Jyothy Laboratories, Ltd.	11,913	62,450
Kajaria Ceramics, Ltd.	32,999	289,094
Kalpataru Power Transmission, Ltd.	20,959	161,249
Kalyani Steels, Ltd.	3,418	16,083
Kansai Nerolac Paints, Ltd.	18,014	135,684
Kaveri Seed Company, Ltd.	10,014	76,115
KCP, Ltd.	10,115	19,621
KEC International, Ltd.	44,197	278,775
KEI Industries, Ltd.	7,943	46,853
Kirloskar Brothers, Ltd.	5,508	28,969
Kirloskar Oil Engines, Ltd.	5,185	28,230
Kitex Garments, Ltd.	5,395	21,811
KNR Constructions, Ltd.	7,879	36,870
Kolte-Patil Developers, Ltd.	8,939	47,192
Kotak Mahindra Bank, Ltd.	45,847	762,286
KPIT Technologies, Ltd.	76,782	253,104
KPR Mill, Ltd.	5,439	60,835
KRBL, Ltd.	34,245	287,090
KSB Pumps, Ltd.	2,299	28,108
Kwality, Ltd.	6,721	8,629
L&T Finance Holdings, Ltd.	106,047	261,093
LA Opala RG, Ltd.	1,408	13,974
Lakshmi Machine Works, Ltd.	785	81,426
Larsen & Toubro Infotech, Ltd. (C)	1,021	22,652
Larsen & Toubro, Ltd.	83,683	1,683,872
LIC Housing Finance, Ltd.	76,223	588,810
Linde India, Ltd.	3,468	26,287
LT Foods, Ltd.	58,567	83,087
Lumax Industries, Ltd.	951	33,336
Lupin, Ltd.	52,401	658,485
Magma Fincorp, Ltd.	34,689	84,867
Maharashtra Seamless, Ltd.	10,417	73,688
Mahindra & Mahindra Financial Services, Ltd.	58,825	389,780
Mahindra & Mahindra, Ltd.	90,167	1,000,888
Mahindra Cie Automotive, Ltd. (A)	16,834	61,024
Mahindra Holidays & Resorts India, Ltd.	15,892	70,645
Mahindra Lifespace Developers, Ltd.	8,188	56,134
Maithan Alloys, Ltd.	2,024	28,261
Man Infraconstruction, Ltd.	11,110	9,274
Manappuram Finance, Ltd.	158,260	258,294
Mangalore Refinery & Petrochemicals, Ltd.	63,972	116,040
Marico, Ltd.	124,048	583,919
Marksans Pharma, Ltd.	18,688	10,854
26	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Maruti Suzuki India, Ltd.	12,446	$1,683,282
Max Financial Services, Ltd. (A)	13,960	105,223
Max India, Ltd. (A)	63,961	93,514
Mayur Uniquoters, Ltd.	6,681	51,879
McLeod Russel India, Ltd.	19,042	47,856
Meghmani Organics, Ltd.	27,903	38,866
Merck, Ltd.	2,119	50,664
Minda Corp., Ltd.	11,575	32,897
Minda Industries, Ltd.	5,093	87,816
Mindtree, Ltd.	62,832	784,314
Mirza International, Ltd.	4,208	8,831
MOIL, Ltd.	2,957	10,197
Monsanto India, Ltd.	1,981	76,002
Motherson Sumi Systems, Ltd.	146,848	741,550
Motilal Oswal Financial Services, Ltd.	5,131	88,932
Mphasis, Ltd.	22,334	294,128
MPS, Ltd. (A)	3,597	31,867
MRF, Ltd.	566	637,534
Multi Commodity Exchange of India, Ltd.	1,816	21,616
Muthoot Finance, Ltd.	22,611	135,214
Nagarjuna Fertilizers & Chemicals, Ltd. (A)	122,685	32,245
Narayana Hrudayalaya, Ltd. (A)	4,641	21,326
Natco Pharma, Ltd.	23,932	289,254
National Aluminium Company, Ltd.	179,583	187,020
Nava Bharat Ventures, Ltd.	49,149	116,350
Navin Fluorine International, Ltd.	2,088	25,735
Navkar Corp., Ltd. (A)(C)	3,699	9,578
Navneet Education, Ltd.	57,660	118,663
NBCC India, Ltd.	4,875	14,546
NCC, Ltd.	147,656	295,078
NESCO, Ltd.	10,280	94,017
Nestle India, Ltd.	4,168	493,166
NHPC, Ltd.	285,040	119,910
NIIT Technologies, Ltd.	15,502	197,413
NIIT, Ltd. (A)	20,285	28,662
Nilkamal, Ltd.	2,084	54,119
NLC India, Ltd.	34,638	51,892
NOCIL, Ltd.	15,421	45,493
NRB Bearings, Ltd. (A)	12,906	30,961
NTPC, Ltd.	137,661	342,985
Oberoi Realty, Ltd.	29,982	237,394
OCL India, Ltd.	3,751	70,480
Oil & Natural Gas Corp., Ltd.	146,520	417,813
Oil India, Ltd.	19,711	104,856
Omaxe, Ltd.	12,110	42,106
Oracle Financial Services Software, Ltd.	2,809	170,957
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
India (continued)
Orient Cement, Ltd.	15,762	$38,573
Orient Electric, Ltd. (A)(D)	7,442	12,572
Orient Paper & Industries, Ltd.	7,442	4,641
Oriental Bank of Commerce (A)	24,081	36,926
Orissa Minerals Development Company, Ltd.	400	10,305
Page Industries, Ltd.	2,154	721,271
Panama Petrochem, Ltd.	6,370	18,619
Parag Milk Foods, Ltd. (C)	10,107	43,284
Patel Engineering, Ltd. (A)	5,119	5,502
PC Jeweller, Ltd.	25,376	128,806
Persistent Systems, Ltd.	13,933	181,927
Petronet LNG, Ltd.	144,375	540,769
Pfizer, Ltd.	2,461	85,299
Phillips Carbon Black, Ltd.	2,204	40,153
PI Industries, Ltd.	19,449	257,240
Pidilite Industries, Ltd.	32,889	451,595
Piramal Enterprises, Ltd.	11,549	455,515
Polyplex Corp., Ltd.	1,203	9,444
Power Finance Corp., Ltd.	177,461	284,158
Power Grid Corp. of India, Ltd.	262,415	793,728
Prabhat Dairy, Ltd.	11,200	29,426
Praj Industries, Ltd.	18,806	25,959
Prakash Industries, Ltd. (A)	11,646	37,106
Praxis Home Retail, Ltd. (A)	2,888	7,137
Prestige Estates Projects, Ltd.	39,931	204,749
Prime Focus, Ltd. (A)	6,625	10,405
Procter & Gamble Hygiene & Health Care, Ltd.	3,109	448,441
PTC India Financial Services, Ltd.	58,744	27,039
PTC India, Ltd.	70,681	110,507
Punjab & Sind Bank (A)	14,183	8,415
Punjab National Bank (A)	89,062	136,787
Puravankara, Ltd.	9,088	20,081
PVR, Ltd.	11,461	233,227
Radico Khaitan, Ltd.	14,861	78,734
Rain Industries, Ltd.	60,385	346,321
Rajesh Exports, Ltd.	27,872	358,575
Rallis India, Ltd.	19,198	67,709
Ramco Industries, Ltd.	4,743	18,542
Ramco Systems, Ltd. (A)	1,024	7,279
Ramkrishna Forgings, Ltd.	2,736	31,287
Ramky Infrastructure, Ltd. (A)	2,268	6,926
Rane Holdings, Ltd.	324	12,484
Rashtriya Chemicals & Fertilizers, Ltd.	35,130	44,266
Ratnamani Metals & Tubes, Ltd.	4,786	69,407
Rattanindia Power, Ltd. (A)	88,088	8,067
Raymond, Ltd.	10,572	153,248
28	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
RBL Bank, Ltd. (C)	4,929	$36,881
Redington India, Ltd.	98,796	218,341
Relaxo Footwears, Ltd. (A)	11,994	112,365
Reliance Capital, Ltd.	46,273	331,633
Reliance Communications, Ltd. (A)	455,761	197,025
Reliance Home Finance, Ltd. (A)	18,929	20,142
Reliance Industries, Ltd.	257,166	3,731,430
Reliance Infrastructure, Ltd.	47,296	326,752
Reliance Naval and Engineering, Ltd. (A)	37,992	23,335
Reliance Power, Ltd. (A)	249,766	169,692
Repco Home Finance, Ltd.	17,535	150,575
Ruchi Soya Industries, Ltd. (A)	4,071	1,113
Rural Electrification Corp., Ltd.	383,870	844,320
Sadbhav Engineering, Ltd.	20,089	122,526
Sagar Cements, Ltd.	364	5,412
Sanghi Industries, Ltd. (A)	5,851	10,380
Sanofi India, Ltd.	2,078	159,227
Sarda Energy & Minerals, Ltd.	1,436	10,806
Schaeffler India, Ltd.	1,623	137,243
Sequent Scientific, Ltd.	6,725	8,583
SH Kelkar & Company, Ltd. (C)	2,917	12,711
Sharda Cropchem, Ltd.	3,136	19,138
Shilpa Medicare, Ltd.	2,398	16,012
Shipping Corp. of India, Ltd. (A)	43,969	48,249
Shoppers Stop, Ltd.	4,777	39,234
Shree Cement, Ltd.	1,348	343,566
Shriram City Union Finance, Ltd.	1,397	43,009
Shriram EPC, Ltd. (A)	24,858	11,667
Shriram Transport Finance Company, Ltd.	30,007	610,940
Siemens, Ltd.	3,098	55,238
Simplex Infrastructures, Ltd.	4,288	37,917
Sintex Industries, Ltd.	126,465	39,872
Sintex Plastics Technology, Ltd. (A)	175,870	174,853
SITI Networks, Ltd. (A)	54,239	15,503
Siyaram Silk Mills, Ltd.	1,800	17,861
SJVN, Ltd.	150,869	79,516
SKF India, Ltd.	2,500	67,718
Skipper, Ltd.	11,649	42,326
SML ISUZU, Ltd.	1,824	22,581
Sobha, Ltd.	14,874	125,440
Solar Industries India, Ltd.	7,252	114,880
Somany Ceramics, Ltd.	2,512	26,174
Sonata Software, Ltd.	21,264	103,356
Srei Infrastructure Finance, Ltd.	58,443	75,197
SRF, Ltd.	6,349	184,306
Srikalahasthi Pipes, Ltd.	2,409	12,735
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
India (continued)
State Bank of India	136,365	$557,601
Steel Authority of India, Ltd. (A)	142,747	180,587
Sterlite Technologies, Ltd.	86,401	470,680
Strides Shasun, Ltd.	10,052	110,370
Subros, Ltd.	8,200	41,786
Sudarshan Chemical Industries, Ltd.	6,262	40,610
Sun Pharmaceutical Industries, Ltd.	84,112	686,684
Sun TV Network, Ltd.	32,512	460,193
Sundaram Finance Ltd. (A)(D)	6,835	19,116
Sundaram Finance, Ltd.	6,835	182,729
Sundaram-Clayton, Ltd.	161	11,862
Sundram Fasteners, Ltd.	29,978	259,067
Sunteck Realty, Ltd.	7,831	47,837
Suprajit Engineering, Ltd.	12,926	54,632
Supreme Industries, Ltd.	14,661	266,305
Supreme Petrochem, Ltd.	9,949	54,453
Surya Roshni, Ltd.	6,261	42,058
Suven Life Sciences, Ltd.	16,662	47,941
Suzlon Energy, Ltd. (A)	684,898	134,394
Swaraj Engines, Ltd.	3,001	91,569
Symphony, Ltd.	1,398	37,906
Syndicate Bank (A)	62,384	57,562
Syngene International, Ltd. (C)	2,160	19,553
TAKE Solutions, Ltd.	23,694	61,389
Tamil Nadu Newsprint & Papers, Ltd.	9,750	53,330
Tata Chemicals, Ltd.	31,658	340,528
Tata Communications, Ltd.	27,850	272,528
Tata Consultancy Services, Ltd.	81,526	3,783,058
Tata Elxsi, Ltd.	8,668	138,996
Tata Global Beverages, Ltd.	127,470	533,411
Tata Metaliks, Ltd.	682	8,407
Tata Motors, Ltd. (A)	257,570	1,451,987
Tata Motors, Ltd., ADR (A)	7,425	208,049
Tata Sponge Iron, Ltd.	1,679	26,656
Tata Steel, Ltd.	123,792	1,269,969
Tata Teleservices Maharashtra, Ltd. (A)	81,950	7,727
TCI Express, Ltd.	4,096	31,929
Tech Mahindra, Ltd.	101,368	951,749
Techno Electric & Engineering Company, Ltd. (A)	10,513	61,438
Texmaco Rail & Engineering, Ltd.	22,370	32,448
The Great Eastern Shipping Company, Ltd.	23,201	130,102
The India Cements, Ltd.	77,586	187,916
The Indian Hotels Company, Ltd.	82,731	174,112
The Jammu & Kashmir Bank, Ltd. (A)	89,221	90,587
The Karnataka Bank, Ltd.	57,876	118,463
The Karur Vysya Bank, Ltd.	167,590	275,314
30	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
The Lakshmi Vilas Bank, Ltd.	14,882	$23,593
The Phoenix Mills, Ltd.	19,688	172,587
The Ramco Cements, Ltd.	29,456	338,748
The South Indian Bank, Ltd.	369,240	150,102
The Tata Power Company, Ltd.	309,212	398,234
The Tinplate Company of India, Ltd.	3,175	11,181
Thermax, Ltd.	3,150	57,117
Thirumalai Chemicals, Ltd.	899	27,405
Thomas Cook India, Ltd.	8,639	32,214
Thyrocare Technologies, Ltd. (C)	2,278	21,699
TI Financial Holdings, Ltd.	37,830	387,796
Tide Water Oil Company India, Ltd.	484	47,754
Time Technoplast, Ltd.	53,560	141,563
Timken India, Ltd.	5,593	67,908
Titagarh Wagons, Ltd.	16,437	31,739
Titan Company, Ltd.	36,213	451,450
Torrent Pharmaceuticals, Ltd.	12,875	269,526
Torrent Power, Ltd.	43,239	173,864
Tourism Finance Corp. of India, Ltd.	6,272	15,075
Transport Corp. of India, Ltd.	12,112	50,539
Trent, Ltd.	8,710	42,294
Trident, Ltd.	37,231	40,700
Triveni Engineering & Industries, Ltd.	21,848	21,418
Triveni Turbine, Ltd.	25,196	47,123
TTK Prestige, Ltd.	859	90,873
Tube Investments of India, Ltd.	37,830	150,751
TV Today Network, Ltd.	2,613	18,657
TV18 Broadcast, Ltd. (A)	142,677	136,265
TVS Motor Company, Ltd.	44,779	465,133
TVS Srichakra, Ltd.	190	10,970
UCO Bank (A)	99,465	39,149
Uflex, Ltd.	12,529	70,680
UltraTech Cement, Ltd.	6,209	393,259
Unichem Laboratories, Ltd.	9,434	48,003
Union Bank of India (A)	66,392	106,187
Unitech, Ltd. (A)	604,404	64,891
United Breweries, Ltd.	11,846	191,628
United Spirits, Ltd. (A)	13,708	686,600
UPL, Ltd.	206,257	2,290,799
VA Tech Wabag, Ltd.	10,460	87,879
Vaibhav Global, Ltd. (A)	1,546	16,379
Vakrangee, Ltd.	128,474	317,149
Vardhman Textiles, Ltd.	9,013	187,590
Vedanta, Ltd.	291,290	1,456,542
Vedanta, Ltd., ADR	73,731	1,487,892
Venky's India, Ltd.	1,271	80,070
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
India (continued)
Vesuvius India, Ltd.	690	$14,478
V-Guard Industries, Ltd.	51,870	194,561
Vijaya Bank	80,560	73,118
Vinati Organics, Ltd.	1,762	22,907
VIP Industries, Ltd.	33,137	170,599
V-Mart Retail, Ltd.	729	17,991
Voltas, Ltd.	13,356	124,076
VRL Logistics, Ltd. (A)	11,200	69,411
VST Industries, Ltd.	2,691	130,531
VST Tillers Tractors, Ltd.	456	18,087
WABCO India, Ltd.	1,073	131,888
Welspun Corp., Ltd.	27,769	73,685
Welspun Enterprises, Ltd.	5,547	13,987
Welspun India, Ltd.	196,410	194,511
West Coast Paper Mills, Ltd.	6,529	27,785
Whirlpool of India, Ltd.	7,671	166,960
Wipro, Ltd.	243,006	1,086,659
Wockhardt, Ltd. (A)	8,663	108,446
Wonderla Holidays, Ltd.	2,364	13,616
Yes Bank, Ltd.	251,595	1,232,259
Zee Entertainment Enterprises, Ltd.	68,891	593,865
Zee Media Corp., Ltd. (A)	15,540	10,026
Zensar Technologies, Ltd.	5,480	75,098
Zuari Agro Chemicals, Ltd.	5,446	43,837
Zydus Wellness, Ltd.	1,037	19,762
Indonesia 2.8%		32,865,231
Ace Hardware Indonesia Tbk PT	3,430,000	331,948
Adaro Energy Tbk PT	6,004,900	1,020,921
Adhi Karya Persero Tbk PT	791,838	142,233
Agung Podomoro Land Tbk PT	2,485,700	41,531
AKR Corporindo Tbk PT	378,000	166,808
Alam Sutera Realty Tbk PT	3,280,800	93,216
Aneka Tambang Persero Tbk PT (A)	3,292,054	227,638
Arwana Citramulia Tbk PT	2,562,200	63,898
Asahimas Flat Glass Tbk PT	113,500	44,634
Astra Agro Lestari Tbk PT	156,433	164,010
Astra Graphia Tbk PT	606,500	61,210
Astra International Tbk PT	2,902,100	1,697,449
Bakrie & Brothers Tbk PT (A)	102,639,161	373,274
Bakrie Telecom Tbk PT (A)	34,369,000	124,992
Bank Bukopin Tbk PT	1,865,866	85,124
Bank Central Asia Tbk PT	787,800	1,325,837
Bank Danamon Indonesia Tbk PT	887,471	424,778
Bank Mandiri Persero Tbk PT	1,884,692	1,133,722
Bank Negara Indonesia Persero Tbk PT	1,288,203	909,691
32	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Bank Pan Indonesia Tbk PT (A)	1,492,800	$141,086
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	995,700	164,383
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,039,000	55,815
Bank Permata Tbk PT (A)	1,143,664	54,438
Bank Rakyat Indonesia Persero Tbk PT	9,684,000	2,666,253
Bank Tabungan Negara Persero Tbk PT	1,150,398	310,972
Bank Tabungan Pensiunan Nasional Tbk PT	227,500	58,292
Barito Pacific Tbk PT (A)	2,137,400	406,900
Bayan Resources Tbk PT (A)	98,000	76,601
Bekasi Fajar Industrial Estate Tbk PT	889,200	19,749
Benakat Integra Tbk PT (A)	3,785,000	26,762
Berlian Laju Tanker Tbk PT (A)(D)	11,916,666	0
BISI International Tbk PT	772,100	99,591
Bukit Asam Persero Tbk PT	1,536,500	353,037
Bumi Resources Tbk PT (A)	8,267,930	188,636
Bumi Serpong Damai Tbk PT	2,048,200	287,211
Bumi Teknokultura Unggul Tbk PT (A)	2,019,200	20,151
Charoen Pokphand Indonesia Tbk PT	1,744,020	434,954
Ciputra Development Tbk PT	6,202,661	579,421
Citra Marga Nusaphala Persada Tbk PT (A)	2,197,375	255,338
Delta Dunia Makmur Tbk PT (A)	2,347,500	188,553
Dharma Satya Nusantara Tbk PT	603,500	18,746
Eagle High Plantations Tbk PT (A)	4,006,000	67,586
Elnusa Tbk PT	1,217,000	44,116
Energi Mega Persada Tbk PT (A)	897,401	17,928
Erajaya Swasembada Tbk PT	245,600	17,733
Eureka Prima Jakarta Tbk PT (A)	402,200	2,078
Fajar Surya Wisesa Tbk PT	146,500	56,660
Gajah Tunggal Tbk PT	664,400	40,170
Garuda Indonesia Persero Tbk PT (A)	2,540,900	57,491
Global Mediacom Tbk PT	2,755,700	121,216
Gudang Garam Tbk PT	84,243	488,718
Hanson International Tbk PT (A)	24,774,500	272,675
Harum Energy Tbk PT (A)	248,600	61,227
Holcim Indonesia Tbk PT (A)	1,126,300	69,579
Indah Kiat Pulp & Paper Corp. Tbk PT	981,700	766,705
Indika Energy Tbk PT (A)	556,300	173,713
Indo Tambangraya Megah Tbk PT	159,600	356,778
Indocement Tunggal Prakarsa Tbk PT	119,200	190,169
Indofood CBP Sukses Makmur Tbk PT	293,800	191,654
Indofood Sukses Makmur Tbk PT	1,433,700	788,558
Indosat Tbk PT	509,400	207,183
Industri Jamu Dan Farmasi Sido Muncul Tbk Pt	336,500	16,666
Inovisi Infracom Tbk PT (A)(D)	671,012	5,710
Intiland Development Tbk PT	2,487,800	65,061
Japfa Comfeed Indonesia Tbk PT	2,015,000	237,270
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
Indonesia (continued)
Jasa Marga Persero Tbk PT	466,852	$180,992
Kalbe Farma Tbk PT	2,597,200	301,771
Kawasan Industri Jababeka Tbk PT	6,431,162	129,829
Krakatau Steel Persero Tbk PT (A)	1,223,690	45,240
Kresna Graha Investama Tbk PT (A)	3,144,200	136,177
Link Net Tbk PT	80,900	32,868
Lippo Cikarang Tbk PT (A)	191,300	46,376
Lippo Karawaci Tbk PT	6,085,925	227,894
Malindo Feedmill Tbk PT	402,600	21,073
Matahari Department Store Tbk PT	693,700	534,374
Matahari Putra Prima Tbk PT (A)	185,400	6,017
Mayora Indah Tbk PT	4,828,400	848,021
Medco Energi Internasional Tbk PT (A)	4,277,866	484,671
Media Nusantara Citra Tbk PT	1,776,800	197,658
Metrodata Electronics Tbk PT	269,806	13,383
Mitra Adiperkasa Tbk PT	387,600	214,061
Mitra Keluarga Karyasehat Tbk PT	202,000	31,680
MNC Investama Tbk PT (A)	8,560,700	76,000
MNC Sky Vision Tbk PT (A)	430,900	25,180
Modernland Realty Tbk PT	3,192,300	76,856
Multipolar Tbk PT	2,705,400	32,895
Nippon Indosari Corpindo Tbk PT	1,310,711	117,017
Nirvana Development Tbk PT (A)	5,351,300	34,920
Nusantara Infrastructure Tbk PT (A)	5,592,400	85,908
Pabrik Kertas Tjiwi Kimia Tbk PT	532,900	242,901
Pakuwon Jati Tbk PT	5,554,100	270,863
Pan Brothers Tbk PT	705,300	25,083
Panin Financial Tbk PT (A)	6,794,200	135,742
Panin Sekuritas Tbk PT	22,500	3,525
Paninvest Tbk PT (A)	1,326,500	117,035
Perusahaan Gas Negara Persero Tbk PT	1,329,800	257,561
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,309,400	132,243
PP Persero Tbk PT	1,177,887	263,919
PP Properti Tbk PT	2,653,600	35,885
Ramayana Lestari Sentosa Tbk PT	1,082,600	92,325
Resource Alam Indonesia Tbk PT	969,000	28,153
Rimo International Lestari Tbk PT (A)	2,820,000	31,363
Salim Ivomas Pratama Tbk PT	1,343,200	51,250
Sampoerna Agro Tbk PT	618,600	112,443
Sarana Menara Nusantara Tbk PT	36,300	9,401
Sawit Sumbermas Sarana Tbk PT	749,400	78,734
Selamat Sempurna Tbk PT	3,884,500	381,091
Semen Baturaja Persero Tbk PT	513,900	139,199
Semen Indonesia Persero Tbk PT	397,600	321,183
Sentul City Tbk PT (A)	8,651,600	129,200
Siloam International Hospitals Tbk PT (A)	70,918	43,946
34	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Sinar Mas Multiartha Tbk PT	37,000	$26,802
Sri Rejeki Isman Tbk PT	3,450,300	84,422
Sugih Energy Tbk PT (A)	12,804,400	46,567
Summarecon Agung Tbk PT	2,239,500	180,162
Surya Citra Media Tbk PT	1,549,100	319,130
Surya Semesta Internusa Tbk PT	1,061,100	46,073
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telekomunikasi Indonesia Persero Tbk PT	2,391,100	692,419
Telekomunikasi Indonesia Persero Tbk PT, ADR	38,054	1,104,708
Tempo Scan Pacific Tbk PT	242,800	28,586
Tiga Pilar Sejahtera Food Tbk PT (A)	801,600	40,286
Timah Persero Tbk PT	998,680	84,369
Tiphone Mobile Indonesia Tbk PT	179,500	11,894
Tower Bersama Infrastructure Tbk PT	769,100	314,096
Trada Alam Minera Tbk PT (A)	111,200	3,239
Trias Sentosa Tbk PT	1,000,000	28,334
Truba Alam Manunggal Engineering Tbk PT (A)	19,436,000	1,414
Tunas Baru Lampung Tbk PT	1,502,600	132,115
Tunas Ridean Tbk PT	667,900	72,692
Unilever Indonesia Tbk PT	203,300	796,683
United Tractors Tbk PT	680,800	1,753,425
Vale Indonesia Tbk PT (A)	484,600	118,251
Visi Media Asia Tbk PT (A)	5,390,300	121,790
Waskita Beton Precast Tbk PT	1,340,700	46,654
Waskita Karya Persero Tbk PT	1,383,002	292,255
Wijaya Karya Beton Tbk PT	607,600	24,682
Wijaya Karya Persero Tbk PT	1,222,576	170,729
XL Axiata Tbk PT (A)	1,695,800	363,101
Laos 0.0%		22,432
Kolao Holdings	5,208	22,432
Malaysia 3.4%		39,504,203
7-Eleven Malaysia Holdings BHD	44,900	17,413
Aeon Company M BHD	333,100	124,448
AEON Credit Service M BHD	21,240	71,919
AFFIN Holdings BHD	246,390	153,042
AirAsia BHD	557,400	622,260
AirAsia X BHD (A)	924,550	100,098
Ajinomoto Malaysia BHD	2,500	14,509
Alliance Financial Group BHD	421,000	440,902
AMMB Holdings BHD	370,950	390,676
Amway Malaysia Holdings BHD	400	774
Ann Joo Resources BHD	82,300	78,357
APM Automotive Holdings BHD	102,500	92,723
Astro Malaysia Holdings BHD	450,300	277,213
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
Malaysia (continued)
Axiata Group BHD	634,978	$870,233
Batu Kawan BHD	33,400	161,055
Benalec Holdings BHD	161,700	15,833
Berjaya Assets BHD (A)	488,900	56,421
Berjaya Corp. BHD (A)	1,172,434	98,399
Berjaya Land BHD (A)	846,900	65,879
Berjaya Sports Toto BHD	277,378	159,142
Bermaz Auto BHD	311,400	169,298
BIMB Holdings BHD	148,600	158,907
Bintulu Port Holdings BHD	300	454
Bonia Corp. BHD	256,400	33,092
Boustead Holdings BHD	515,807	365,227
Boustead Plantations BHD	118,900	51,523
British American Tobacco Malaysia BHD	38,400	278,441
Bumi Armada BHD (A)(B)	1,060,900	230,366
Bursa Malaysia BHD	158,000	455,165
CAB Cakaran Corp. BHD	84,800	21,138
Cahya Mata Sarawak BHD	154,400	169,294
Can-One BHD	19,500	14,157
Carlsberg Brewery Malaysia BHD	67,000	315,471
CB Industrial Product Holding BHD	164,940	70,743
CCM Duopharma Biotech BHD	13,866	10,479
Century Logistics Holdings BHD	12,300	2,770
CIMB Group Holdings BHD	400,843	733,198
Coastal Contracts BHD	120,166	36,990
CSC Steel Holdings BHD	40,500	15,579
Cypark Resources BHD	69,300	45,848
D&O Green Technologies BHD	100,700	16,485
Dagang Nexchange BHD	188,300	21,920
Daibochi Plastic & Packaging Industry BHD	26,208	16,005
Datasonic Group BHD	206,100	54,395
Daya Materials BHD (A)	1,218,200	21,621
Dayang Enterprise Holdings BHD (A)	203,600	40,302
Destini BHD (A)	127,200	19,035
Dialog Group BHD (B)	229,360	154,519
DiGi.Com BHD (B)	475,980	587,269
DRB-Hicom BHD	313,300	208,170
Dutch Lady Milk Industries BHD	9,900	167,961
Eastern & Oriental BHD	217,767	79,885
Eco World Development Group BHD (A)	409,600	134,572
Econpile Holdings BHD	248,300	76,381
Ekovest BHD	351,900	89,436
Evergreen Fibreboard BHD	202,650	27,314
Felda Global Ventures Holdings BHD	585,500	288,829
Fraser & Neave Holdings BHD	4,500	35,114
Gabungan AQRS BHD	58,500	28,301
36	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Gadang Holdings BHD	194,300	$52,247
Gamuda BHD	229,500	290,284
Gas Malaysia BHD	132,500	100,505
Genting BHD	528,500	1,189,865
Genting Malaysia BHD	309,400	415,046
Genting Plantations BHD	35,200	90,614
George Kent Malaysia BHD	147,900	162,782
Globetronics Technology BHD (B)	84,980	134,250
GuocoLand Malaysia BHD	183,100	46,635
Hai-O Enterprise BHD	60,900	80,179
HAP Seng Consolidated BHD	326,639	793,441
Hartalega Holdings BHD	159,100	472,864
Heineken Malaysia BHD	83,300	448,087
Hengyuan Refining Company BHD (A)	67,000	222,485
HeveaBoard BHD	135,300	31,633
Hibiscus Petroleum BHD (A)	435,200	101,202
Hock Seng LEE BHD	142,592	59,230
Hong Leong Bank BHD	54,334	276,799
Hong Leong Financial Group BHD	61,761	300,045
Hong Leong Industries BHD	49,300	141,053
Hua Yang BHD	156,021	23,126
Hume Industries BHD	67,932	33,463
I-BHD	62,100	8,381
IHH Healthcare BHD (B)	109,500	164,789
IJM Corp. BHD	730,160	506,158
IJM Plantations BHD	126,600	74,310
Inari Amertron BHD	485,324	417,167
Insas BHD	210,474	49,799
IOI Corp. BHD	414,700	495,270
IOI Properties Group BHD	426,071	200,944
Iris Corp. BHD (A)	481,000	21,226
JAKS Resources BHD (A)	100,800	43,352
Jaya Tiasa Holdings BHD	146,505	40,169
JCY International BHD	249,600	25,331
Karex BHD	75,000	19,799
Keck Seng Malaysia BHD	224,850	260,504
Kenanga Investment Bank BHD	312,317	47,608
Kerjaya Prospek Group BHD	79,420	31,864
Kesm Industries BHD	4,500	23,472
Kian JOO CAN Factory BHD	306,700	222,734
Kim Loong Resources BHD	37,800	40,271
Kimlun Corp. BHD	100,318	54,915
KNM Group BHD (A)(B)	816,270	47,337
Kossan Rubber Industries	165,200	361,095
KPJ Healthcare BHD (B)	826,500	207,310
Kretam Holdings BHD	140,100	30,290
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
Malaysia (continued)
KSL Holdings BHD (A)	270,010	$70,188
Kuala Lumpur Kepong BHD	40,758	260,280
Kumpulan Fima BHD	93,300	35,856
Kumpulan Perangsang Selangor BHD	78,800	25,882
Lafarge Malaysia BHD (A)(B)	102,200	137,106
Land & General BHD	1,323,140	67,402
Landmarks BHD (A)	232,900	47,512
LBS Bina Group BHD	287,100	74,725
Lii Hen Industries BHD	38,700	31,143
Lingkaran Trans Kota Holdings BHD	80,200	119,883
Lion Industries Corp. BHD (A)	73,400	24,602
LPI Capital BHD	39,500	195,031
Magni-Tech Industries BHD	31,300	36,268
Magnum BHD	271,800	135,881
Mah Sing Group BHD (B)	440,112	134,249
Malakoff Corp. BHD	274,900	63,602
Malayan Banking BHD (B)	487,086	1,298,792
Malayan Flour Mills BHD (B)	126,800	66,165
Malayan United Industries BHD (A)	280,100	14,885
Malaysia Airports Holdings BHD	171,288	379,802
Malaysia Building Society BHD	284,577	88,034
Malaysia Marine and Heavy Engineering Holdings BHD	68,200	13,726
Malaysian Pacific Industries BHD	52,638	122,597
Malaysian Resources Corp. BHD (B)	684,000	186,345
Malton BHD	89,200	21,451
Matrix Concepts Holdings BHD	272,878	155,359
Maxis BHD (B)	255,985	385,679
MBM Resources BHD	151,150	87,973
Media Chinese International, Ltd.	286,200	26,997
Media Prima BHD	353,580	48,526
Mega First Corp. BHD	62,700	57,803
MISC BHD	190,550	332,503
Mitrajaya Holdings BHD	142,500	32,257
MK Land Holdings BHD (A)	446,700	24,891
MKH BHD	164,232	68,116
MMC Corp. BHD	324,600	159,538
MNRB Holdings BHD (A)	82,650	55,368
MPHB Capital BHD (A)	145,400	57,308
Mudajaya Group BHD (A)	232,800	51,806
Muhibbah Engineering M BHD	155,300	122,469
Mulpha International BHD (A)	74,070	45,508
My EG Services BHD	803,350	549,909
Naim Holdings BHD (A)	93,500	24,103
NTPM Holdings BHD	145,500	20,259
OCK Group BHD	98,000	20,061
Oldtown BHD	159,600	128,879
38	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Oriental Holdings BHD	211,920	$349,457
OSK Holdings BHD	503,717	133,756
Padini Holdings BHD	198,900	252,292
Panasonic Manufacturing Malaysia BHD	10,900	93,454
Pantech Group Holdings BHD	69,792	10,639
Paramount Corp. BHD	56,600	28,507
Parkson Holdings BHD (A)	205,145	25,550
Pentamaster Corp. BHD (A)	68,472	43,452
Perdana Petroleum BHD (A)	61,866	4,817
PESTECH International BHD (A)	94,700	43,084
Petron Malaysia Refining & Marketing BHD	19,800	54,693
Petronas Chemicals Group BHD	368,600	759,297
Petronas Dagangan BHD	32,500	212,860
Petronas Gas BHD	89,600	403,636
Pharmaniaga BHD	12,000	12,874
PIE Industrial BHD	20,600	8,625
Pos Malaysia BHD (B)	55,000	55,659
Power Root BHD	71,000	29,704
PPB Group BHD (B)	63,500	285,978
Press Metal Aluminium Holdings BHD	283,400	418,073
Protasco BHD	116,975	30,781
Public Bank BHD	408,860	2,396,074
QL Resources BHD	234,990	296,949
RHB Bank BHD	99,762	136,804
Rimbunan Sawit BHD (A)	338,000	30,650
Salcon BHD (A)	290,594	32,160
Salutica BHD	61,000	13,049
Sam Engineering & Equipment M BHD	9,300	16,545
Sapura Energy BHD (B)	1,325,357	222,801
Sarawak Oil Palms BHD	117,242	111,173
Scicom MSC BHD	29,300	13,638
Scientex BHD	100,800	221,978
Scomi Group BHD (A)	173,200	7,590
SEG International BHD	33,942	5,618
Selangor Dredging BHD	226,100	51,335
Selangor Properties BHD	18,300	22,083
Shangri-La Hotels Malaysia BHD	36,700	45,919
SHL Consolidated BHD	113,500	78,422
Sime Darby BHD (B)	243,174	170,809
Sime Darby Plantation BHD (A)	243,174	332,137
Sime Darby Property BHD (A)	243,174	87,535
Sino Hua-An International BHD (A)	186,200	25,812
SKP Resources BHD	258,300	124,720
SP Setia BHD Group	184,917	159,756
Star Media Group BHD	119,300	39,449
Sumatec Resources BHD (A)	422,000	8,286
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
Malaysia (continued)
Sunway BHD	438,676	$184,145
Sunway Construction Group BHD	139,762	85,652
Supermax Corp. BHD	67,300	44,762
Suria Capital Holdings BHD	196,400	88,335
Syarikat Takaful Malaysia BHD (B)	226,300	208,622
Ta Ann Holdings BHD	74,808	65,492
TA Enterprise BHD	567,900	93,873
TA Global BHD	678,340	61,249
Taliworks Corp. BHD	72,600	16,827
Tambun Indah Land BHD (B)	114,000	25,073
Tan Chong Motor Holdings BHD	191,600	81,959
Tasek Corp. BHD	5,400	12,408
TDM BHD	233,854	25,453
Telekom Malaysia BHD (B)	162,056	243,990
Tenaga Nasional BHD	418,300	1,672,793
TH Plantations BHD	185,160	46,626
Thong Guan Industries BHD	9,900	7,804
Time dotCom BHD	192,140	409,035
Tiong NAM Logistics Holdings	107,610	31,246
Top Glove Corp. BHD	242,500	600,744
Tropicana Corp. BHD	334,535	76,461
TSH Resources BHD	365,500	147,306
Tune Protect Group BHD	78,100	20,071
Uchi Technologies BHD	116,230	89,383
UEM Edgenta BHD	210,900	147,618
UEM Sunrise BHD (A)	549,866	151,939
UMW Holdings BHD (A)	121,900	200,656
UMW Oil & Gas Corp. BHD (A)	873,731	70,181
Unisem M BHD	276,620	190,497
United Malacca BHD	112,550	180,211
United Plantations BHD	22,900	165,704
United U-Li Corp. BHD	54,400	36,820
UOA Development BHD	307,000	203,534
Uzma BHD (A)	51,400	17,891
ViTrox Corp. BHD	41,700	67,303
VS Industry BHD (B)	378,585	285,086
WCT Holdings BHD (A)	356,009	139,718
Wellcall Holdings BHD	248,550	94,089
Westports Holdings BHD (B)	299,900	281,178
WTK Holdings BHD	97,600	16,505
Yinson Holdings BHD	163,100	176,544
YNH Property BHD (A)	186,890	68,917
Yong Tai BHD (A)	29,700	11,884
YTL Corp. BHD	1,643,930	598,083
YTL Power International BHD	341,980	98,566
Zhulian Corp. BHD	71,300	29,891
40	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malta 0.0%		$333,154
Brait SE (A)	87,619	333,154
Mexico 3.5%		41,248,058
Alfa SAB de CV, Class A (B)	1,162,179	1,379,154
Alpek SAB de CV (B)	197,876	256,863
Alsea SAB de CV	193,973	661,955
America Movil SAB de CV, Series L	6,641,335	6,105,590
Arca Continental SAB de CV	62,135	431,733
Axtel SAB de CV (A)	417,171	97,373
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, B Shares (B)	306,625	432,676
Banregio Grupo Financiero SAB de CV (B)	134,234	828,092
Bio Pappel SAB de CV (A)	18,527	18,035
Bolsa Mexicana de Valores SAB de CV	102,532	190,317
Cemex SAB de CV (A)	1,135,961	749,648
Cemex SAB de CV, ADR (A)	81,587	534,395
Coca-Cola Femsa SAB de CV, ADR	4,980	335,752
Coca-Cola Femsa SAB de CV, Series L	24,051	162,010
Consorcio ARA SAB de CV	324,942	126,180
Controladora Vuela Cia de Aviacion SAB de CV, ADR (A)(B)	6,795	60,611
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)(B)	93,501	83,330
Corp. Inmobiliaria Vesta SAB de CV	187,401	257,680
Credito Real SAB de CV	77,564	107,969
Dine SAB de CV (A)	103,700	54,901
El Puerto de Liverpool SAB de CV, Series C1 (B)	22,477	153,637
Elementia SAB de CV (A)(B)(C)	22,179	27,614
Fomento Economico Mexicano SAB de CV (B)	143,957	1,329,934
Fomento Economico Mexicano SAB de CV, ADR	980	90,454
Genomma Lab Internacional SAB de CV, Class B (A)(B)	227,931	246,423
Gentera SAB de CV (B)	460,069	376,096
Gruma SAB de CV, Class B (B)	76,182	881,903
Grupo Aeromexico SAB de CV (A)(B)	130,793	204,821
Grupo Aeroportuario del Centro Norte SAB de CV	103,231	504,911
Grupo Aeroportuario del Pacifico SAB de CV, ADR	14,159	1,367,051
Grupo Aeroportuario del Sureste SAB de CV, ADR (B)	4,187	742,271
Grupo Bimbo SAB de CV, Series A (B)	263,427	615,434
Grupo Carso SAB de CV, Series A1	185,468	650,050
Grupo Cementos de Chihuahua SAB de CV	59,773	317,087
Grupo Comercial Chedraui SA de CV	123,840	258,511
Grupo Elektra SAB de CV (B)	12,992	385,156
Grupo Famsa SAB de CV, Class A (A)	78,525	47,738
Grupo Financiero Banorte SAB de CV, Series O (B)	198,391	1,189,358
Grupo Financiero Inbursa SAB de CV, Series O	288,908	462,850
Grupo Financiero Interacciones SA de CV, Series O	40,248	187,526
Grupo GICSA SA de CV (A)	83,892	48,954
Grupo Gigante SAB de CV (A)	168,900	341,014
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
Mexico (continued)
Grupo Herdez SAB de CV (B)	112,654	$274,783
Grupo Hotelero Santa Fe SAB de CV (A)	41,255	23,636
Grupo Industrial Saltillo SAB de CV	90,238	146,003
Grupo KUO SAB de CV, Series B	206,101	459,201
Grupo Lala SAB de CV (B)	126,849	185,388
Grupo Mexico SAB de CV, Series B	1,227,284	4,156,345
Grupo Pochteca SAB de CV (A)	20,836	10,489
Grupo Rotoplas SAB de CV (A)	23,902	36,758
Grupo Sanborns SAB de CV	209,244	227,552
Grupo Simec SAB de CV, Series B (A)	47,661	156,505
Grupo Sports World SAB de CV (A)	27,369	26,032
Grupo Televisa SAB (B)	473,765	1,616,023
Hoteles City Express SAB de CV (A)(B)	102,404	147,598
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (A)	115,901	210,644
Industrias Bachoco SAB de CV, Series B	59,864	291,561
Industrias CH SAB de CV, Series B (A)(B)	84,537	369,528
Industrias Penoles SAB de CV	50,219	1,093,325
Infraestructura Energetica Nova SAB de CV	111,005	524,090
Kimberly-Clark de Mexico SAB de CV, Class A (B)	414,558	753,436
La Comer SAB de CV (A)	287,567	288,320
Maxcom Telecomunicaciones Sab de CV (A)(B)	7,567	3,211
Megacable Holdings SAB de CV	104,194	457,609
Mexichem SAB de CV	413,696	1,156,114
Minera Frisco SAB de CV, Series A1 (A)(B)	314,174	191,331
Nemak SAB de CV (C)	65,089	46,441
Organizacion Cultiba SAB de CV (B)	44,034	35,903
Organizacion Soriana SAB de CV, Series B (A)	1,160,535	2,339,459
Promotora y Operadora de Infraestructura SAB de CV	47,542	485,870
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	29,683
Qualitas Controladora SAB de CV	64,212	168,921
Rassini SAB de CV	23,561	97,428
Rassini SAB de CV, Class A	28,100	58,673
Telesites SAB de CV (A)(B)	203,152	161,546
TV Azteca SAB de CV (B)	590,813	86,503
Unifin Financiera SAB de CV	28,082	99,408
Vitro SAB de CV, Series A (B)	52,549	188,166
Wal-Mart de Mexico SAB de CV	573,175	1,341,518
Netherlands 0.0%		336,997
VEON, Ltd.	116,608	336,997
Peru 0.2%		2,878,585
Cementos Pacasmayo SAA, ADR	4,994	58,929
Cia de Minas Buenaventura SAA, ADR	21,714	337,653
Credicorp, Ltd.	11,340	2,454,543
Fossal SAA, ADR (A)	633	485
42	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Peru (continued)
Grana y Montero SAA, ADR (A)	11,010	$26,975
Philippines 1.3%		15,211,457
Aboitiz Equity Ventures, Inc.	210,020	310,450
Aboitiz Power Corp.	209,900	155,003
Alliance Global Group, Inc. (A)	816,800	232,616
Alsons Consolidated Resources, Inc.	629,000	15,275
Alsons Consolidated Resources, Inc. (D)	3,145	1,081
Apex Mining Company, Inc. (A)	520,000	16,987
Atlas Consolidated Mining & Development Corp. (A)	664,800	64,031
Ayala Corp.	44,140	891,790
Ayala Land, Inc.	802,700	631,642
Bank of the Philippine Islands	67,455	155,080
BDO Unibank, Inc.	158,812	473,279
Belle Corp.	1,714,000	121,975
Bloomberry Resorts Corp. (A)	999,400	275,799
Cebu Air, Inc.	105,830	203,688
Cemex Holdings Philippines, Inc. (A)(C)	558,600	39,187
Century Pacific Food, Inc.	202,350	63,088
China Banking Corp.	336,135	227,206
Cirtek Holdings Philippines Corp.	17,900	18,720
COL Financial Group, Inc.	10,000	2,973
Cosco Capital, Inc.	972,300	136,572
D&L Industries, Inc.	795,300	179,744
DMCI Holdings, Inc.	1,290,200	345,454
DoubleDragon Properties Corp. (A)	116,510	71,631
East West Banking Corp.	103,100	55,328
EEI Corp. (A)	180,500	40,497
Emperador, Inc.	709,200	106,011
Empire East Land Holdings, Inc. (A)	2,941,000	34,765
Energy Development Corp.	862,398	92,135
Filinvest Land, Inc.	4,071,750	138,107
First Gen Corp.	528,400	147,062
First Philippine Holdings Corp.	146,190	174,489
Globe Telecom, Inc.	8,835	291,765
GT Capital Holdings, Inc.	11,430	296,347
Integrated Micro-Electronics, Inc.	158,955	58,579
International Container Terminal Services, Inc.	186,990	394,175
JG Summit Holdings, Inc.	463,640	639,918
Jollibee Foods Corp.	89,610	512,899
Leisure & Resorts World Corp.	221,000	18,092
Lepanto Consolidated Mining Company, Class B (A)	3,304,363	9,809
Lopez Holdings Corp.	1,638,400	169,074
LT Group, Inc.	533,500	234,846
Manila Electric Company	52,600	339,854
Manila Water Company, Inc.	401,900	200,432
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
Philippines (continued)
Max's Group, Inc.	98,300	$31,170
Megawide Construction Corp.	293,170	118,949
Megaworld Corp.	2,913,600	270,931
Melco Resorts and Entertainment Philippines Corp. (A)	642,800	94,478
Metro Pacific Investments Corp.	2,362,800	255,314
Metro Retail Stores Group, Inc.	118,000	7,779
Metropolitan Bank & Trust Company	90,904	170,203
Nickel Asia Corp.	335,200	40,376
Pepsi-Cola Products Philippines, Inc.	951,000	55,518
Petron Corp.	1,157,700	204,209
Philex Mining Corp.	67,800	8,088
Philippine National Bank (A)	294,580	323,407
Philweb Corp. (A)	30,740	4,149
Phinma Energy Corp.	644,000	18,952
Phoenix Petroleum Philippines, Inc.	100,600	24,375
Pilipinas Shell Petroleum Corp.	8,800	9,593
PLDT, Inc.	26,755	779,395
Premium Leisure Corp.	1,553,000	37,579
Puregold Price Club, Inc.	152,100	151,408
RFM Corp.	101,000	9,395
Rizal Commercial Banking Corp.	248,210	221,842
Robinsons Land Corp.	904,896	335,662
Robinsons Retail Holdings, Inc.	82,840	151,361
San Miguel Corp.	281,534	761,332
San Miguel Pure Foods Company, Inc.	1,660	19,770
Security Bank Corp.	59,837	282,590
Semirara Mining & Power Corp.	298,920	211,301
SM Investments Corp.	6,460	115,955
SM Prime Holdings, Inc.	622,204	420,496
SSI Group, Inc. (A)	197,000	11,741
STI Education Systems Holdings, Inc.	883,000	23,898
The Philippine Stock Exchange, Inc.	20,064	94,446
Top Frontier Investment Holdings, Inc. (A)	25,432	138,233
Travellers International Hotel Group, Inc.	192,400	12,546
Union Bank of the Philippines	344,401	601,779
Universal Robina Corp.	109,530	314,226
Vista Land & Lifescapes, Inc.	2,280,800	284,137
Xurpas, Inc.	112,100	7,419
Poland 1.7%		19,694,773
Agora SA (A)	42,459	166,666
Alior Bank SA (A)	27,522	665,359
Amica SA	1,682	63,997
AmRest Holdings SE (A)	865	107,724
Apator SA	6,846	47,962
Asseco Poland SA	35,138	481,651
44	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Poland (continued)
Bank Handlowy w Warszawie SA	5,136	$125,939
Bank Millennium SA (A)	157,554	383,811
Bank Pekao SA	10,211	392,288
Bank Zachodni WBK SA	3,241	352,575
Bioton SA (A)	45,261	46,375
Boryszew SA (A)	66,275	191,154
Budimex SA	4,545	256,377
CCC SA	6,859	501,192
CD Projekt SA	32,056	993,933
Ciech SA (A)	19,045	321,937
ComArch SA	2,066	103,052
Cyfrowy Polsat SA	49,017	332,824
Emperia Holding SA (A)	4,545	134,579
Enea SA	81,725	240,608
Energa SA	62,040	187,717
Eurocash SA	25,156	153,003
Fabryki Mebli Forte SA	12,688	205,443
Famur SA (A)	43,571	81,182
Firma Oponiarska Debica SA	4,011	130,117
Getin Holding SA (A)	269,086	94,052
Getin Noble Bank SA (A)	162,956	72,082
Globe Trade Centre SA	25,560	66,534
Grupa Azoty SA	12,764	216,291
Grupa Kety SA	6,435	681,537
Grupa Lotos SA	44,695	730,158
Impexmetal SA (A)	49,881	63,917
ING Bank Slaski SA (A)	4,150	237,417
Inter Cars SA	1,766	136,215
Jastrzebska Spolka Weglowa SA (A)	14,941	400,209
KGHM Polska Miedz SA	31,303	949,967
KRUK SA	4,111	253,642
LC Corp. SA	212,235	170,425
LPP SA	177	462,086
Lubelski Wegiel Bogdanka SA	4,334	66,858
mBank SA (A)	2,775	368,253
Netia SA	200,590	313,831
Neuca SA	1,618	123,021
Orange Polska SA (A)	182,240	302,141
Orbis SA	50,376	1,455,359
Pfleiderer Group SA	5,181	58,008
PGE Polska Grupa Energetyczna SA (A)	200,067	590,700
PKP Cargo SA (A)	9,585	166,686
Polnord SA (A)	12,615	34,812
Polski Koncern Naftowy ORLEN SA	72,418	2,024,788
Polskie Gornictwo Naftowe i Gazownictwo SA	208,712	367,765
Powszechna Kasa Oszczednosci Bank Polski SA (A)	72,898	909,495
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	84,950	$1,053,960
Quercus TFI SA (A)	1,139	1,897
Rafako SA (A)	16,996	24,541
Stalprodukt SA	90	13,234
Tauron Polska Energia SA (A)	437,267	323,892
Trakcja SA	14,083	29,444
Vistula Group SA (A)	56,152	78,872
Warsaw Stock Exchange	10,869	139,361
Wawel SA	80	26,900
Zespol Elektrowni Patnow Adamow Konin SA	5,285	18,958
Romania 0.0%		344,472
NEPI Rockcastle PLC	34,219	344,472
Russia 1.3%		15,384,173
Etalon Group PLC, GDR	39,928	117,817
Gazprom PJSC, ADR	229,100	1,131,620
Globaltrans Investment PLC, GDR	9,099	100,071
Lenta, Ltd. (A)	32,277	210,695
LUKOIL PJSC, ADR	20,937	1,387,353
Magnitogorsk Iron & Steel Works PJSC, GDR	56,009	604,618
Mail.Ru Group, Ltd., GDR (A)	2,014	72,182
Mechel PJSC, ADR (A)	20,978	103,422
MegaFon PJSC, GDR	24,937	264,436
MMC Norilsk Nickel PJSC, ADR	38,721	768,547
Novatek PJSC, GDR	3,530	479,280
Novolipetsk Steel PJSC, GDR	20,424	530,930
O'Key Group SA, GDR	7,545	18,074
PhosAgro PJSC, GDR	12,267	186,361
Ros Agro PLC, GDR	4,255	42,066
Rosneft Oil Company PJSC, GDR	94,049	544,993
Rostelecom PJSC, ADR	22,190	157,912
RusHydro PJSC, ADR	234,319	313,756
Sberbank of Russia PJSC, ADR	272,779	5,526,503
Severstal PJSC, GDR	24,703	400,166
Tatneft PJSC, ADR	14,314	904,645
TMK PJSC, GDR	24,035	136,802
VTB Bank PJSC, GDR	394,497	836,173
X5 Retail Group NV, GDR (A)	15,348	545,751
Singapore 0.0%		21,775
Technovator International, Ltd. (A)	84,000	21,775
South Africa 8.2%		96,744,958
Adcock Ingram Holdings, Ltd.	32,981	190,071
Adcorp Holdings, Ltd. (A)	54,688	79,449
Advtech, Ltd.	217,516	312,776
46	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
AECI, Ltd.	53,230	$512,019
African Oxygen, Ltd.	28,080	68,213
African Phoenix Investments, Ltd. (A)	878,658	47,787
African Rainbow Minerals, Ltd.	49,463	504,302
Afrimat, Ltd.	12,807	31,489
Alexander Forbes Group Holdings, Ltd.	137,624	79,202
Allied Electronics Corp., Ltd., A Shares (A)	52,886	55,850
Alviva Holdings, Ltd.	103,546	158,955
Anglo American Platinum, Ltd. (A)	4,566	141,268
AngloGold Ashanti, Ltd.	20,881	189,468
AngloGold Ashanti, Ltd., ADR	173,142	1,617,146
ArcelorMittal South Africa, Ltd. (A)	224,228	57,005
Ascendis Health, Ltd.	48,188	48,405
Aspen Pharmacare Holdings, Ltd.	65,952	1,501,148
Assore, Ltd.	14,286	445,896
Astral Foods, Ltd.	22,968	552,367
Attacq, Ltd. (A)	138,751	220,791
Aveng, Ltd. (A)	269,593	34,316
AVI, Ltd.	129,066	1,325,718
Barclays Africa Group, Ltd.	189,539	3,153,331
Barloworld, Ltd.	134,846	2,015,974
Bid Corp., Ltd.	79,126	1,805,862
Blue Label Telecoms, Ltd.	191,781	212,279
Capitec Bank Holdings, Ltd.	11,043	774,894
Cashbuild, Ltd.	10,860	424,733
Caxton and CTP Publishers & Printers, Ltd.	226,989	212,859
City Lodge Hotels, Ltd.	18,231	263,175
Clicks Group, Ltd.	97,551	1,388,834
Clover Industries, Ltd.	78,340	108,791
Consolidated Infrastructure Group, Ltd. (A)	32,430	10,743
Coronation Fund Managers, Ltd.	92,139	623,723
Curro Holdings, Ltd. (A)	33,036	98,197
DataTec, Ltd.	150,327	317,341
Discovery, Ltd.	88,984	1,345,264
Distell Group, Ltd.	12,349	146,395
DRDGOLD, Ltd.	236,387	73,482
enX Group, Ltd. (A)	8,796	9,194
EOH Holdings, Ltd.	38,259	233,337
Exxaro Resources, Ltd.	80,453	893,745
Famous Brands, Ltd. (A)	33,669	352,076
FirstRand, Ltd.	1,002,096	6,220,950
Gold Fields, Ltd., ADR	433,602	1,699,720
Grand Parade Investments, Ltd.	206,978	42,430
Grindrod, Ltd. (A)	239,427	279,876
Group Five, Ltd.	101,158	95,505
Harmony Gold Mining Company, Ltd.	28,439	57,089
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
South Africa (continued)
Harmony Gold Mining Company, Ltd., ADR (B)	147,546	$306,896
Hudaco Industries, Ltd.	18,219	243,984
Hulamin, Ltd.	133,602	51,551
Impala Platinum Holdings, Ltd. (A)	291,086	738,383
Imperial Holdings, Ltd.	75,489	1,581,857
Investec, Ltd.	68,110	595,152
Invicta Holdings, Ltd.	10,662	50,142
Italtile, Ltd.	22,347	26,746
JSE, Ltd.	42,565	734,523
KAP Industrial Holdings, Ltd.	541,642	399,063
Kumba Iron Ore, Ltd.	18,635	547,919
Lewis Group, Ltd.	40,151	137,161
Liberty Holdings, Ltd.	66,373	755,312
Life Healthcare Group Holdings, Ltd.	526,233	1,201,859
Long4Life, Ltd. (A)	117,678	55,086
Massmart Holdings, Ltd.	54,983	754,785
Merafe Resources, Ltd.	893,075	122,120
Metair Investments, Ltd.	71,247	143,544
MiX Telematics, Ltd., ADR	1,760	23,408
MMI Holdings, Ltd.	528,839	968,609
Mondi, Ltd.	46,456	1,209,681
Mpact, Ltd.	91,886	214,158
Mr. Price Group, Ltd.	72,654	1,731,983
MTN Group, Ltd.	621,979	6,738,640
Murray & Roberts Holdings, Ltd.	185,890	177,247
Nampak, Ltd. (A)	306,956	410,541
Naspers, Ltd., N Shares	17,694	4,803,070
Nedbank Group, Ltd.	69,289	1,681,162
Netcare, Ltd.	454,980	978,712
Northam Platinum, Ltd. (A)	138,490	505,409
Novus Holdings, Ltd.	5,844	2,524
Oceana Group, Ltd.	24,837	169,721
Omnia Holdings, Ltd.	28,347	367,446
Peregrine Holdings, Ltd.	134,714	257,096
Pick n Pay Stores, Ltd.	170,682	1,042,904
Pioneer Foods Group, Ltd.	35,798	397,175
PPC, Ltd. (A)	784,329	550,417
PSG Group, Ltd.	22,211	408,832
Raubex Group, Ltd.	62,508	119,945
RCL Foods, Ltd.	10,269	15,176
Reunert, Ltd.	81,145	517,253
Rhodes Food Group Pty, Ltd.	46,761	78,042
Royal Bafokeng Platinum, Ltd. (A)	12,312	33,744
Sanlam, Ltd.	343,120	2,616,594
Santam, Ltd.	17,778	461,746
Sappi, Ltd.	245,551	1,580,448
48	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
Sasol, Ltd.	95,171	$3,312,573
Shoprite Holdings, Ltd.	136,873	2,998,475
Sibanye Gold, Ltd., ADR (B)	222,043	863,747
Spur Corp., Ltd.	52,155	118,378
Stadio Holdings, Ltd. (A)	51,931	29,671
Standard Bank Group, Ltd.	340,391	6,242,225
Stefanutti Stocks Holdings, Ltd. (A)	55,487	8,599
Steinhoff International Holdings NV	459,608	224,623
Sun International, Ltd. (A)	42,300	239,025
Super Group, Ltd. (A)	196,035	650,078
Telkom SA SOC, Ltd.	142,718	621,598
The Bidvest Group, Ltd.	135,821	2,572,000
The Foschini Group, Ltd.	103,997	1,872,909
The SPAR Group, Ltd.	78,643	1,458,575
Tiger Brands, Ltd.	40,396	1,457,689
Tiger Wheels, Ltd. (A)(D)	14,267	0
Tongaat Hulett, Ltd.	52,713	480,978
Transaction Capital, Ltd.	116,439	171,316
Trencor, Ltd.	107,179	399,131
Truworths International, Ltd.	204,709	1,742,194
Tsogo Sun Holdings, Ltd.	189,894	410,443
Vodacom Group, Ltd.	65,192	895,249
Wilson Bayly Holmes-Ovcon, Ltd.	22,674	330,350
Woolworths Holdings, Ltd.	381,753	2,103,926
South Korea 16.1%		189,986,606
ABco Electronics Company, Ltd.	2,830	24,705
Able C&C Company, Ltd. (A)	1,512	27,103
ABOV Semiconductor Company, Ltd. (A)	2,850	17,839
Ace Technologies Corp. (A)	7,358	31,727
Actoz Soft Company, Ltd. (A)	1,680	34,686
Advanced Nano Products Company, Ltd.	1,831	30,292
Aekyung Petrochemical Company, Ltd.	5,510	91,906
AfreecaTV Company, Ltd.	3,889	93,797
Agabang&Company (A)	7,905	38,663
Ahn-Gook Pharmaceutical Company, Ltd.	1,780	25,282
Ahnlab, Inc.	796	54,143
AJ Networks Company, Ltd.	3,192	22,249
AJ Rent A Car Company, Ltd. (A)	6,629	66,819
Ajin Industrial Company, Ltd. (A)	1,347	5,708
AK Holdings, Inc.	2,279	172,777
ALUKO Company, Ltd.	11,214	42,564
Amorepacific Corp.	3,801	986,555
AMOREPACIFIC Group	5,931	688,151
Amotech Company, Ltd. (A)	2,993	110,560
Anam Electronics Company, Ltd. (A)(B)	9,848	34,036
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
South Korea (continued)
Anapass, Inc. (A)	2,164	$34,206
Aprogen KIC, Inc. (A)	1,612	19,374
APS Holdings Corp. (A)	2,664	21,226
Asia Cement Company, Ltd.	655	65,260
ASIA Holdings Company, Ltd.	637	67,937
Asia Paper Manufacturing Company, Ltd. (A)	1,669	37,155
Asiana Airlines, Inc. (A)	57,330	265,278
Atinum Investment Company, Ltd.	4,462	20,519
AUK Corp. (A)	7,233	21,307
Aurora World Corp. (A)	1,645	17,412
Austem Company, Ltd.	5,882	25,215
Autech Corp.	4,431	51,912
Avaco Company, Ltd. (A)	3,479	28,417
Baiksan Company, Ltd.	4,206	27,186
Barun Electronics Company, Ltd. (A)	16,598	24,787
Barunson Entertainment & Arts Corp. (A)	17,891	36,610
BGF Company, Ltd.	3,204	37,133
BGF retail Company, Ltd.	1,716	275,726
BH Company, Ltd. (A)	3,800	70,675
Binggrae Company, Ltd. (A)	1,949	112,462
Biovill Company, Ltd. (A)	4,344	13,836
Bixolon Company, Ltd.	3,460	21,161
Bluecom Company, Ltd.	4,144	28,301
BNK Financial Group, Inc.	86,074	887,517
Boditech Med, Inc.	2,834	49,417
Bohae Brewery Company, Ltd. (A)	21,260	21,112
BoKwang Industry Company, Ltd.	2,974	15,884
Bookook Securities Company, Ltd. (A)	968	25,416
Boryung Pharmaceutical Company, Ltd. (A)	211	9,805
Bosung Power Technology Company, Ltd. (A)	9,037	25,046
Brain Contents Company, Ltd. (A)	20,858	17,334
Bubang Company, Ltd. (A)	4,189	11,840
Busan City Gas Company, Ltd.	361	12,187
Byucksan Corp. (A)	8,041	27,207
CammSys Corp. (A)(B)	9,121	24,380
Capro Corp.	4,508	39,779
Caregen Company, Ltd.	362	28,715
Cell Biotech Company, Ltd.	2,474	110,084
Celltrion Pharm, Inc. (A)(B)	2,651	216,398
Celltrion, Inc. (A)(B)	8,272	2,675,529
Chabiotech Company, Ltd. (A)	3,839	114,912
Changhae Ethanol Company, Ltd.	1,231	19,325
Charm Engineering Company, Ltd. (A)	8,898	19,718
Cheil Worldwide, Inc.	11,205	192,693
Chemtronics Company, Ltd. (A)	4,900	29,688
ChinHung International, Inc. (A)	8,076	14,263
50	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Chinyang Holdings Corp.	14,267	$37,073
Chokwang Paint, Ltd.	1,999	17,438
Chong Kun Dang Pharmaceutical Corp.	1,809	216,121
Chongkundang Holdings Corp.	716	47,847
Choong Ang Vaccine Laboratory	540	8,599
Chosun Refractories Company, Ltd.	1,126	87,625
Chungdahm Learning, Inc.	1,116	16,722
CJ CGV Company, Ltd.	4,179	272,917
CJ CheilJedang Corp.	3,299	1,027,683
CJ Corp.	5,975	917,670
CJ E&M Corp.	3,177	252,359
CJ Freshway Corp.	1,744	58,921
CJ Hello Company, Ltd.	8,932	73,880
CJ Logistics Corp. (A)(B)	1,639	200,514
CJ O Shopping Company, Ltd.	1,636	318,097
CKD Bio Corp.	1,764	38,830
Com2uS Corp.	3,450	517,192
Commax Company, Ltd.	2,746	18,105
Cosmax BTI, Inc.	1,013	31,236
Cosmax, Inc.	2,005	235,751
Cosmochemical Company, Ltd. (A)(B)	3,900	92,143
COSON Company, Ltd. (A)	1,947	19,278
Coway Company, Ltd.	10,698	851,493
COWELL FASHION Company, Ltd.	6,762	31,051
Crown Confectionery Company, Ltd.	327	4,195
CROWNHAITAI Holdings Company, Ltd.	3,824	51,533
CrucialTec Company, Ltd. (A)	12,899	26,326
CS Wind Corp.	699	22,956
CTC BIO, Inc. (A)	2,903	36,967
CTL, Inc. (A)	7,350	29,726
Cuckoo Electronics Company, Ltd. (A)	239	21,555
Cuckoo Homesys Company, Ltd. (A)	103	16,930
D.I. Corp.	6,277	28,685
Dae Dong Industrial Company, Ltd. (A)	4,494	36,080
Dae Han Flour Mills Company, Ltd.	390	61,640
Dae Hwa Pharmaceutical Company, Ltd.	1,986	49,181
Dae Hyun Company, Ltd.	5,941	14,018
Dae Won Chemical Company, Ltd. (A)	9,868	21,651
Dae Won Kang Up Company, Ltd. (A)	17,327	79,857
Dae Young Packaging Company, Ltd. (A)	20,178	15,860
Daea TI Company, Ltd.	13,163	22,057
Daechang Forging Company, Ltd.	330	15,633
Daeduck Electronics Company	11,565	95,557
Daeduck GDS Company, Ltd.	5,695	104,230
Daegu Department Store	3,466	33,501
Daehan New Pharm Company, Ltd. (A)	1,865	24,456
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
South Korea (continued)
Daehan Steel Company, Ltd.	4,069	$33,869
Dae-Il Corp. (A)	6,013	47,104
Daekyo Company, Ltd.	7,335	54,524
Daekyung Machinery & Engineering Company, Ltd. (A)	21,005	22,306
Daelim B&Co Company, Ltd. (A)	2,884	16,597
Daelim C&S Company, Ltd.	1,406	14,523
Daelim Industrial Company, Ltd.	7,858	537,973
Daeryuk Can Company, Ltd. (A)(B)	5,701	34,139
Daesang Corp.	6,906	155,444
Daesang Holdings Company, Ltd. (A)	8,580	76,827
Daesung Energy Company, Ltd.	3,360	18,371
Daesung Holdings Company, Ltd.	1,757	12,616
Daewon Cable Company, Ltd. (A)	9,500	9,761
Daewon Pharmaceutical Company, Ltd.	3,439	74,005
Daewon San Up Company, Ltd.	1,661	12,646
Daewoo Engineering & Construction Company, Ltd. (A)	30,819	149,042
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	2,944	67,434
Daewoong Company, Ltd.	5,720	97,883
Daewoong Pharmaceutical Company, Ltd.	276	46,559
Daihan Pharmaceutical Company, Ltd.	1,745	68,768
Daishin Securities Company, Ltd. (A)	12,312	166,064
Danal Company, Ltd. (A)	9,178	47,464
Daou Data Corp.	7,783	94,358
Daou Technology, Inc.	12,913	276,593
Dasan Networks, Inc. (A)	3,196	18,537
Dawonsys Company, Ltd.	1,466	24,302
Dayou Automotive Seat Technology Company, Ltd. (A)	29,372	33,712
DB Financial Investment Company, Ltd. (A)	15,795	61,173
DB HiTek Company, Ltd.	16,107	226,158
DB Insurance Company, Ltd.	20,271	1,295,598
DB, Inc. (A)	31,939	20,505
DCM Corp.	1,699	19,604
Deutsch Motors, Inc. (A)	4,260	22,676
DGB Financial Group, Inc.	49,363	563,452
DHP Korea Company, Ltd.	2,530	23,737
Digital Chosun Company, Ltd. (A)	10,376	22,567
Digital Power Communications Company, Ltd.	11,622	52,754
DIO Corp. (A)	1,911	66,287
Display Tech Company, Ltd.	7,596	26,595
DMS Company, Ltd.	7,271	49,429
DNF Company, Ltd.	3,282	40,728
Dong A Eltek Company, Ltd.	2,865	30,487
Dong Ah Tire & Rubber Company, Ltd. (A)	1,936	26,996
Dong-A Socio Holdings Company, Ltd.	704	86,144
Dong-A ST Company, Ltd.	1,278	127,472
Dong-A Steel Technology Company, Ltd.	2,376	14,558
52	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Dong-Ah Geological Engineering Company, Ltd.	2,970	$33,002
Dongbang Transport Logistics Company, Ltd.	12,725	18,104
Dongbu Corp. (A)	1,658	15,116
Dongbu Steel Company, Ltd. (A)	2,567	23,596
Dong-Il Corp.	809	38,927
Dongil Industries Company, Ltd.	659	44,859
Dongjin Semichem Company, Ltd. (A)	13,536	200,417
DongKook Pharmaceutical Company, Ltd.	531	33,010
Dongkuk Industries Company, Ltd. (A)	10,593	38,204
Dongkuk Steel Mill Company, Ltd.	24,595	244,169
Dongkuk Structures & Construction Company, Ltd. (A)	6,060	32,970
Dongsuh Companies, Inc.	2,572	66,088
Dongsung Chemical Company, Ltd. (A)	1,620	26,240
DONGSUNG Corp. (A)	8,103	50,375
Dongsung Finetec Company, Ltd. (A)	2,414	19,415
Dongsung Pharmaceutical Company, Ltd. (A)	5,006	79,346
Dongwha Enterprise Company, Ltd.	710	24,574
Dongwha Pharmaceutical Company, Ltd.	6,493	68,261
Dongwon Development Company, Ltd.	13,858	59,940
Dongwon F&B Company, Ltd.	369	81,200
Dongwon Industries Company, Ltd.	472	132,911
Dongwon Systems Corp. (B)	1,235	55,381
Dongyang E&P, Inc.	1,940	20,905
Dongyang Steel Pipe Company, Ltd. (A)	16,918	13,712
Doosan Corp.	2,451	226,885
Doosan Engine Company, Ltd. (A)	9,858	39,195
Doosan Heavy Industries & Construction Company, Ltd. (A)	22,347	308,104
Doosan Infracore Company, Ltd. (A)(B)	68,615	587,725
DoubleUGames Company, Ltd.	1,209	68,470
Douzone Bizon Company, Ltd. (B)	10,064	513,794
DRB Holding Company, Ltd.	7,186	50,335
DST ROBOT Company, Ltd. (A)	10,248	23,489
DTR Automotive Corp.	1,408	49,117
Duk San Neolux Company, Ltd. (A)	595	10,802
Duksan Hi-Metal Company, Ltd. (A)	1,504	10,848
DY Corp.	8,288	47,950
DY POWER Corp.	1,456	27,183
e Tec E&C, Ltd.	625	80,757
E1 Corp.	1,099	60,795
Eagon Industrial, Ltd. (A)	4,424	37,790
Easy Bio, Inc. (A)(B)	20,602	142,567
EcoBio Holdings Company, Ltd. (A)(B)	2,205	21,170
Ecopro Company, Ltd. (A)	4,751	153,150
Ehwa Technologies Information Company, Ltd. (A)	53,474	16,929
Elentec Company, Ltd. (A)	2,738	10,813
e-LITECOM Company, Ltd.	2,713	17,252
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
South Korea (continued)
E-MART, Inc.	2,542	$714,598
Emerson Pacific, Inc. (A)	1,238	30,734
EM-Tech Company, Ltd.	2,998	47,658
Enex Company, Ltd.	5,367	9,180
ENF Technology Company, Ltd. (B)	4,942	89,338
Eo Technics Company, Ltd.	1,472	108,210
E-TRON Company, Ltd. (A)	32,140	8,887
Eugene Corp.	15,089	83,845
Eugene Investment & Securities Company, Ltd. (A)	26,505	90,231
Eugene Technology Company, Ltd.	1,096	21,974
Eusu Holdings Company, Ltd. (A)	2,707	16,680
EVERDIGM Corp.	4,305	34,076
F&F Company, Ltd.	2,178	83,170
Farmsco	4,998	56,676
FarmStory Company, Ltd. (A)	16,510	20,053
Feelux Company, Ltd.	6,419	49,431
Fila Korea, Ltd.	3,327	305,603
Fine Technix Company, Ltd. (A)	8,732	21,515
Foosung Company, Ltd. (A)	23,819	206,684
Fursys, Inc. (A)	1,610	49,486
Gamevil, Inc. (A)	398	26,507
Gaon Cable Company, Ltd.	563	11,719
Genic Company, Ltd. (A)(B)	2,714	38,838
Geumhwa PSC Company, Ltd. (A)	327	12,430
GIIR, Inc.	666	5,369
Global Display Company, Ltd. (A)	4,255	7,779
Global Standard Technology Company, Ltd.	1,760	20,537
GNCO Company, Ltd. (A)(B)	14,824	36,050
GOLFZON Company, Ltd. (A)	1,250	53,500
GOLFZONNEWDIN Company, Ltd. (A)	7,428	41,321
Grand Korea Leisure Company, Ltd.	9,071	194,070
Green Cross Corp.	507	101,515
Green Cross Holdings Corp.	4,153	157,816
GS Engineering & Construction Corp. (B)	14,904	400,584
GS Global Corp.	21,478	72,774
GS Holdings Corp.	27,599	1,678,545
GS Home Shopping, Inc.	973	181,050
GS Retail Company, Ltd.	7,173	238,532
G-SMATT GLOBAL Company, Ltd. (A)	3,680	45,285
Gwangju Shinsegae Company, Ltd.	248	50,990
HAESUNG DS Company, Ltd.	1,894	31,643
Haesung Optics Company, Ltd. (A)	3,586	14,551
Haitai Confectionery & Foods Company, Ltd.	1,400	19,988
Halla Corp.	9,672	34,724
Halla Holdings Corp.	3,387	168,990
Han Kuk Carbon Company, Ltd. (B)	14,912	88,788
54	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Hana Financial Group, Inc.	46,927	$2,126,078
Hana Micron, Inc. (A)	4,181	21,197
Hana Tour Service, Inc.	2,907	273,869
Hancom MDS, Inc. (A)	1,602	26,963
Hancom, Inc.	4,601	71,228
Handok, Inc.	942	29,879
Handsome Company, Ltd.	4,897	131,595
Hanil Cement Company, Ltd.	1,293	153,413
Hanjin Heavy Industries & Construction Company, Ltd. (A)	29,550	91,481
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (A)	7,525	27,091
Hanjin Kal Corp. (A)	11,784	220,323
Hanjin Transportation Company, Ltd.	3,281	75,360
Hankook Cosmetics Company, Ltd. (A)(B)	2,811	39,260
Hankook Shell Oil Company, Ltd.	256	85,471
Hankook Tire Company, Ltd.	18,021	984,191
Hankuk Glass Industries, Inc. (A)	535	16,897
Hankuk Paper Manufacturing Company, Ltd.	1,497	31,495
Hanmi Pharm Company, Ltd.	461	196,445
Hanmi Science Company, Ltd.	698	54,066
Hanmi Semiconductor Company, Ltd.	7,032	76,628
HanmiGlobal Company, Ltd.	2,136	19,030
Hanon Systems	39,924	461,203
Hans Biomed Corp.	1,340	34,429
Hansae Company, Ltd.	5,224	107,315
Hansae MK Company, Ltd.	1,588	14,590
Hansae Yes24 Holdings Company, Ltd.	7,184	66,026
Hanshin Construction Company, Ltd.	2,741	52,672
Hansol Chemical Company, Ltd.	3,526	241,017
Hansol Holdings Company, Ltd.	15,348	70,180
Hansol HomeDeco Company, Ltd.	31,708	47,683
Hansol Paper Company, Ltd.	6,940	106,394
Hansol Technics Company, Ltd. (A)	4,740	59,962
Hanssem Company, Ltd.	2,661	367,965
Hanwha Chemical Corp.	30,869	944,254
Hanwha Corp.	22,991	938,777
Hanwha Galleria Timeworld Company, Ltd. (A)	571	20,411
Hanwha General Insurance Company, Ltd.	33,528	269,366
Hanwha Investment & Securities Company, Ltd. (A)	40,374	114,745
Hanwha Life Insurance Company, Ltd.	71,152	439,922
Hanwha Techwin Company, Ltd. (A)(B)	9,140	245,621
Hanyang Eng Company, Ltd.	1,564	21,593
Hanyang Securities Company, Ltd. (A)	3,589	25,495
Harim Company, Ltd. (A)	13,935	43,459
Harim Holdings Company, Ltd.	17,498	61,952
HB Technology Company, Ltd.	21,802	71,124
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
South Korea (continued)
Heung-A Shipping Company, Ltd. (A)(B)	66,228	$44,752
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	13,040	73,255
Hite Jinro Company, Ltd. (A)	7,370	149,605
Hitejinro Holdings Company, Ltd. (A)	5,212	45,688
HMC Investment Securities Company, Ltd.	6,164	62,450
Home Center Holdings Company, Ltd.	9,522	18,305
Hotel Shilla Company, Ltd.	4,381	330,224
HS Industries Company, Ltd. (A)	15,076	123,628
HS R&A Company, Ltd. (A)	18,150	42,594
Huchems Fine Chemical Corp.	7,247	179,929
Hugel, Inc. (A)	435	222,422
Humax Company, Ltd. (A)	7,904	63,995
Humedix Company, Ltd.	886	33,997
Huneed Technologies (A)	2,166	23,479
Huons Company, Ltd.	2,740	236,837
Huons Global Company, Ltd.	2,371	136,434
Husteel Company, Ltd.	1,148	14,600
Huvis Corp.	8,086	84,058
Huvitz Company, Ltd.	2,214	24,897
Hwa Shin Company, Ltd.	6,498	27,423
Hwacheon Machine Tool Company, Ltd.	730	36,957
Hwail Pharm Company, Ltd.	2,270	17,152
Hwangkum Steel & Technology Company, Ltd.	1,756	18,840
HwaSung Industrial Company, Ltd.	4,083	58,884
Hy-Lok Corp.	3,815	86,767
Hyosung Corp.	7,904	907,389
HyosungITX Company, Ltd.	1,716	21,121
Hyundai BNG Steel Company, Ltd.	2,838	32,431
Hyundai Construction Equipment Company, Ltd. (A)	530	83,031
Hyundai Corp.	2,899	50,397
Hyundai Corp. Holdings, Inc. (A)	2,238	30,285
Hyundai Department Store Company, Ltd.	5,348	450,364
Hyundai Development Co-Engineering & Construction	15,866	552,671
Hyundai Electric & Energy System Company, Ltd. (A)	546	45,458
Hyundai Elevator Company, Ltd. (A)	2,776	150,396
Hyundai Engineering & Construction Company, Ltd. (A)	25,953	923,037
Hyundai Engineering Plastics Company, Ltd. (A)	9,361	61,446
Hyundai Glovis Company, Ltd.	5,376	709,136
Hyundai Greenfood Company, Ltd.	10,063	136,700
Hyundai Heavy Industries Company, Ltd. (A)	5,049	607,241
Hyundai Home Shopping Network Corp.	1,012	103,090
Hyundai Hy Communications & Network Company, Ltd.	18,609	78,183
Hyundai Livart Furniture Company, Ltd.	3,536	81,950
Hyundai Marine & Fire Insurance Company, Ltd.	26,885	1,023,667
Hyundai Merchant Marine Company, Ltd. (A)	48,154	193,238
Hyundai Mipo Dockyard Company, Ltd. (A)	2,704	271,454
56	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Hyundai Mobis Company, Ltd.	6,309	$1,327,639
Hyundai Motor Company	14,531	2,163,112
Hyundai Pharmaceutical Company, Ltd.	6,292	37,319
Hyundai Robotics Company, Ltd. (A)	2,103	856,715
Hyundai Rotem Company, Ltd. (A)	5,699	81,259
Hyundai Steel Company	19,958	982,760
Hyundai Wia Corp. (B)	5,741	308,882
HyVision System, Inc.	1,922	30,316
I Controls, Inc.	1,444	17,891
i3system, Inc. (A)	1,056	22,363
ICD Company, Ltd.	3,475	36,665
IHQ, Inc. (A)	26,766	67,260
Il Dong Holdings Company, Ltd.	722	9,854
Il Dong Pharmaceutical Company, Ltd.	2,157	47,554
Iljin Electric Company, Ltd. (A)	7,159	29,217
Iljin Holdings Company, Ltd. (A)	4,834	24,959
Ilshin Spinning Company, Ltd.	565	57,779
Ilsung Pharmaceuticals Company, Ltd. (A)	495	53,141
IM Company, Ltd. (A)	5,682	17,744
iMarketKorea, Inc.	8,736	82,934
InBody Company, Ltd.	3,099	120,642
Industrial Bank of Korea	41,477	656,197
Infinitt Healthcare Company, Ltd. (A)	3,422	27,018
INITECH Company, Ltd. (A)	3,266	25,549
Innocean Worldwide, Inc.	1,136	67,980
Innox Advanced Materials Company, Ltd. (A)	1,848	125,173
Insun ENT Company, Ltd. (A)	8,284	53,853
Intelligent Digital Integrated Security Company, Ltd.	2,466	17,286
Interojo Company, Ltd.	2,845	105,959
Interpark Corp.	1,159	11,059
Interpark Holdings Corp.	19,796	75,312
INTOPS Company, Ltd.	8,844	89,167
Inzi Controls Company, Ltd.	6,581	39,877
Iones Company, Ltd. (A)	1,720	17,993
IS Dongseo Company, Ltd. (A)	7,865	246,732
ISC Company, Ltd.	2,472	42,093
i-SENS, Inc.	2,721	69,242
ISU Chemical Company, Ltd.	2,585	34,557
IsuPetasys Company, Ltd.	10,043	37,988
J.ESTINA Company, Ltd.	2,296	13,610
Jahwa Electronics Company, Ltd.	4,584	88,493
JASTECH, Ltd.	2,906	46,271
Jayjun Cosmetic Company, Ltd. (A)(B)	6,467	97,280
JB Financial Group Company, Ltd.	49,927	291,509
Jcontentree Corp. (A)	11,532	80,034
Jeil Savings Bank (A)(D)	1,850	0
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

	Shares	Value
South Korea (continued)
Jeju Air Company, Ltd.	1,641	$66,100
Jinro Distillers Company, Ltd.	1,165	34,733
JLS Company, Ltd.	3,270	22,341
JS Corp. (A)	1,818	25,447
Jusung Engineering Company, Ltd.	9,683	103,722
JVM Company, Ltd.	992	50,590
JW Holdings Corp.	7,287	55,208
JW Pharmaceutical Corp.	1,630	63,846
JYP Entertainment Corp. (A)	7,465	115,769
Kakao Corp.	1,501	176,400
Kangnam Jevisco Company, Ltd. (A)	1,435	45,795
Kangwon Land, Inc. (A)	10,549	281,284
KAON Media Company, Ltd.	2,142	21,298
KB Financial Group, Inc.	8,683	512,352
KB Financial Group, Inc., ADR	27,240	1,596,536
KC Company, Ltd.	2,529	58,481
KC Cottrell Company, Ltd.	1,034	5,007
KC Green Holdings Company, Ltd.	2,730	14,646
KC Tech Company, Ltd.	2,884	53,531
KCC Corp.	1,636	546,867
KCC Engineering & Construction Company, Ltd. (A)	2,504	19,051
KEC Corp. (A)(B)	24,022	28,687
KEPCO Engineering & Construction Company, Inc. (A)(B)	2,025	43,610
KEPCO Plant Service & Engineering Company, Ltd. (A)	3,334	124,416
Keyang Electric Machinery Company, Ltd.	5,613	22,266
KEYEAST Company, Ltd. (A)	40,686	86,489
KG Chemical Corp. (A)	4,776	98,684
KG Eco Technology Service Company, Ltd.	8,470	31,650
Kginicis Company, Ltd.	3,337	60,732
KGMobilians Company, Ltd.	7,616	57,364
KH Vatec Company, Ltd. (A)	4,141	47,402
Kia Motors Corp.	41,921	1,331,027
KISCO Corp.	1,942	66,164
KISCO Holdings Company, Ltd.	1,061	65,342
Kishin Corp.	3,196	13,558
KISWIRE, Ltd.	2,522	74,944
Kiwi Media Group Company, Ltd. (A)	28,944	19,228
KIWOOM Securities Company, Ltd. (A)(B)	2,632	240,153
KleanNara Company, Ltd. (A)(B)	9,099	34,457
KMH Company, Ltd. (A)	5,127	54,061
KMW Company, Ltd. (A)	713	13,832
Kodaco Company, Ltd. (A)	14,736	39,185
Koentec Company, Ltd.	8,472	39,501
Koh Young Technology, Inc.	3,324	279,874
Kolmar BNH Company, Ltd. (A)	2,786	84,446
Kolon Corp.	1,591	81,423
58	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Kolon Global Corp.	2,729	$25,468
Kolon Industries, Inc.	4,945	325,240
Kolon Plastic, Inc.	3,135	23,362
Komipharm International Company, Ltd. (A)	3,085	111,101
KONA I Company, Ltd. (A)	4,712	50,832
Kook Soon Dang Brewery Company, Ltd.	6,299	33,794
Kopla Company, Ltd.	1,818	7,717
Korea Aerospace Industries, Ltd. (A)(B)	18,834	872,763
Korea Alcohol Industrial Company, Ltd.	4,535	34,969
Korea Asset In Trust Company, Ltd.	5,129	32,214
Korea Autoglass Corp.	3,257	50,181
Korea Cast Iron Pipe Industries Company, Ltd.	2,525	22,632
Korea Circuit Company, Ltd. (A)	3,844	38,123
Korea District Heating Corp.	985	75,241
Korea Electric Power Corp.	23,234	709,489
Korea Electric Power Corp., ADR	24,906	374,586
Korea Electric Terminal Company, Ltd.	1,850	110,091
Korea Electronic Certification Authority, Inc.	3,760	28,831
Korea Electronic Power Industrial Development Company, Ltd. (A)(B)	9,265	34,237
Korea Flange Company, Ltd. (A)	2,865	28,020
Korea Fuel-Tech Corp. (A)	3,543	11,078
Korea Gas Corp. (A)	7,239	306,754
Korea Information & Communications Company, Ltd. (A)	4,786	52,817
Korea Information Certificate Authority, Inc.	3,992	23,816
Korea Investment Holdings Company, Ltd. (A)	11,169	805,879
Korea Kolmar Company, Ltd. (A)(B)	4,799	343,104
Korea Kolmar Holdings Company, Ltd. (A)	988	41,535
Korea Line Corp. (A)(B)	5,231	159,200
Korea Materials & Analysis Corp. (A)	1,354	15,785
Korea Petrochemical Industrial Company, Ltd.	1,376	393,945
Korea Real Estate Investment & Trust Company, Ltd.	13,966	38,055
Korea United Pharm, Inc.	1,983	50,839
Korea Zinc Company, Ltd. (A)	1,562	737,133
Korean Air Lines Company, Ltd.	22,013	661,210
Korean Reinsurance Company, Ltd.	38,585	423,312
Kortek Corp.	3,512	45,378
KPX Chemical Company, Ltd.	1,060	66,257
KSS LINE, Ltd.	5,034	42,832
KT Corp.	5,722	147,263
KT Hitel Company, Ltd. (A)	5,175	29,248
KT Skylife Company, Ltd.	13,022	156,420
KT Submarine Company, Ltd.	4,928	19,615
KT&G Corp.	12,303	1,134,570
KTB Investment & Securities Company, Ltd. (A)	10,608	66,240
KTCS Corp.	7,253	15,073
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	59

	Shares	Value
South Korea (continued)
Ktis Corp.	6,187	$17,123
Kukbo Design Company, Ltd.	1,148	23,467
Kukdo Chemical Company, Ltd.	1,295	73,519
Kukdong Oil & Chemicals Company, Ltd. (A)	2,025	6,262
Kumho Electric Company, Ltd. (A)	2,626	18,329
Kumho Industrial Company, Ltd. (A)	4,612	43,300
Kumho Petrochemical Company, Ltd.	4,620	384,014
Kumho Tire Company, Inc. (A)	37,749	193,861
Kumkang Kind Company, Ltd.	1,697	48,873
Kwang Dong Pharmaceutical Company, Ltd.	11,179	104,406
Kwang Myung Electric Company, Ltd. (A)	8,658	20,593
Kwangju Bank Company, Ltd.	9,605	109,694
Kyeryong Construction Industrial Company, Ltd. (A)	2,159	37,564
Kyobo Securities Company, Ltd.	8,618	82,951
Kyongbo Pharmaceutical Company, Ltd.	1,922	24,976
Kyung Dong Navien Company, Ltd.	1,152	66,105
Kyung Nam Pharm Company, Ltd. (A)	2,808	44,618
Kyungbang, Ltd.	4,710	61,005
Kyungchang Industrial Company, Ltd. (A)	5,740	20,106
KyungDong City Gas Company, Ltd.	943	37,151
KyungDong Invest Company, Ltd.	382	15,565
Kyungdong Pharm Company, Ltd.	2,618	56,438
Kyung-In Synthetic Corp.	8,527	44,002
L&F Company, Ltd. (B)	4,461	134,962
LB Semicon, Inc. (A)	18,566	50,643
Leaders Cosmetics Company, Ltd. (A)	2,381	40,687
LEENO Industrial, Inc.	2,689	144,421
LF Corp.	7,836	210,842
LG Chem, Ltd.	9,342	3,298,912
LG Corp.	10,965	873,899
LG Display Company, Ltd., ADR (B)	195,759	2,662,322
LG Electronics, Inc. (B)	36,789	3,383,244
LG Hausys, Ltd.	3,241	251,359
LG Household & Health Care, Ltd.	1,485	1,501,147
LG Innotek Company, Ltd.	3,335	404,018
LG International Corp.	12,401	310,284
LG Uplus Corp.	65,785	762,569
LIG Nex1 Company, Ltd.	2,324	104,757
Lion Chemtech Company, Ltd.	1,096	12,808
Liveplex Company, Ltd. (A)	26,312	32,961
Lock & Lock Company, Ltd.	2,622	56,340
Loen Entertainment, Inc.	1,233	124,023
LOT Vacuum Company, Ltd.	1,628	24,563
Lotte Chemical Corp.	6,065	2,551,378
Lotte Chilsung Beverage Company, Ltd. (A)	59	84,769
Lotte Confectionery Company, Ltd. (A)	114	18,260
60	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Lotte Corp. (A)	3,678	$213,366
LOTTE Fine Chemical Company, Ltd. (B)	5,157	336,480
Lotte Food Company, Ltd. (A)	47	25,498
LOTTE Himart Company, Ltd.	1,937	125,282
Lotte Non-Life Insurance Company, Ltd.	31,416	96,615
Lotte Shopping Company, Ltd.	1,670	318,805
LS Corp.	5,064	355,465
LS Industrial Systems Company, Ltd.	3,307	170,775
Lumens Company, Ltd. (A)	15,097	63,514
Macrogen, Inc. (A)	1,316	53,457
Maeil Dairies Company, Ltd. (A)	981	61,521
Maeil Holdings Company, Ltd. (A)	882	12,164
Mando Corp. (B)	2,331	554,558
Mcnex Company, Ltd.	1,326	28,769
Mediana Company, Ltd.	1,704	14,994
Medy-Tox, Inc.	1,394	773,388
Meerecompany, Inc.	361	34,914
MegaStudy Company, Ltd. (A)	1,410	43,751
MegaStudyEdu Company, Ltd. (A)	1,081	59,154
Melfas, Inc. (A)	7,040	29,892
Meritz Financial Group, Inc.	17,335	251,026
Meritz Fire & Marine Insurance Company, Ltd.	25,524	537,622
Meritz Securities Company, Ltd.	95,105	427,188
META BIOMED Company, Ltd. (A)	3,669	13,726
Mgame Corp. (A)	5,090	21,959
Mi Chang Oil Industrial Company, Ltd.	362	26,540
MiCo, Ltd. (A)	7,714	28,842
Minwise Company, Ltd.	2,182	45,162
Mirae Asset Daewoo Company, Ltd.	43,364	369,365
Mirae Asset Life Insurance Company, Ltd.	29,634	143,414
Mirae Corp. (A)	104,717	22,640
Miwon Holdings Company, Ltd. (A)	360	16,301
Miwon Specialty Chemical Company, Ltd.	999	54,074
MK Electron Company, Ltd.	6,599	70,747
MNTech Company, Ltd. (A)	6,966	30,453
Mobase Company, Ltd.	3,100	17,498
Modetour Network, Inc.	3,934	146,089
Moorim P&P Company, Ltd.	6,209	37,546
Moorim Paper Company, Ltd.	13,272	38,742
Motonic Corp.	2,174	20,143
Muhak Company, Ltd.	4,790	82,722
Multicampus Corp.	751	21,626
Myungmoon Pharm Company, Ltd.	3,904	32,510
Namhae Chemical Corp.	6,140	69,572
Namsun Aluminum Company, Ltd. (A)	17,794	16,328
Namyang Dairy Products Company, Ltd. (A)	137	86,806
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	61

	Shares	Value
South Korea (continued)
NAVER Corp.	4,178	$3,094,104
NCSoft Corp.	1,047	361,809
NeoPharm Company, Ltd. (A)	1,026	50,187
Neowiz (A)	4,571	58,175
NEOWIZ HOLDINGS Corp. (A)	2,160	25,740
NEPES Corp. (A)	8,685	77,445
Nexen Corp.	11,578	77,802
Nexen Tire Corp.	15,810	173,888
Next Entertainment World Company, Ltd. (A)(B)	1,937	14,546
Nexturn Company, Ltd.	1,224	15,426
NH Investment & Securities Company, Ltd. (A)	31,376	411,384
NHN Entertainment Corp. (A)	3,756	272,181
NHN KCP Corp. (A)	6,452	109,567
NICE Holdings Company, Ltd. (A)	9,258	127,246
Nice Information & Telecommunication, Inc.	1,527	33,431
NICE Information Service Company, Ltd. (A)	17,586	149,472
NICE Total Cash Management Company, Ltd. (A)	2,884	29,749
NK Company, Ltd. (A)	19,139	32,850
Nong Shim Holdings Company, Ltd.	742	72,314
Nong Woo Bio Company, Ltd. (A)	2,385	35,688
NongShim Company, Ltd.	748	213,514
Noroo Holdings Company, Ltd. (A)	556	7,968
NOROO Paint & Coatings Company, Ltd. (A)	4,906	37,235
NS Shopping Company, Ltd.	4,784	62,614
NUTRIBIOTECH Company, Ltd. (A)	3,229	72,686
OCI Company, Ltd.	4,072	614,293
Omnisystem Company, Ltd. (A)	7,529	16,725
Openbase, Inc.	10,308	35,303
Opto Device Technology Company, Ltd.	2,920	21,312
OPTRON-TEC, Inc. (A)	4,724	30,768
Orion Corp.	6,120	611,277
Orion Holdings Corp.	3,790	89,338
Osstem Implant Company, Ltd. (A)	4,987	231,305
Ottogi Corp.	174	113,880
Pan Ocean Company, Ltd. (A)	60,038	326,653
Pang Rim Company, Ltd.	538	9,611
Pan-Pacific Company, Ltd. (A)	5,838	18,103
PaperCorea, Inc. (A)	4,660	7,116
Paradise Company, Ltd. (B)	4,325	73,172
Partron Company, Ltd.	12,260	105,418
Paru Company, Ltd. (A)(B)	7,888	26,388
PHARMA RESEARCH PRODUCTS Company, Ltd. (A)	612	33,199
Pobis TNC Company, Ltd. (A)	5,742	9,921
Poonglim Industrial Company, Ltd. (A)(D)	276	46
Poongsan Corp.	8,648	342,488
Poongsan Holdings Corp.	1,748	84,453
62	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
POSCO	11,209	$3,708,803
POSCO Chemtech Company, Ltd.	3,433	140,521
POSCO Coated & Color Steel Company, Ltd.	1,383	34,014
Posco Daewoo Corp.	13,704	254,950
Posco ICT Company, Ltd.	13,272	95,501
Posco M-Tech Company, Ltd.	11,680	38,230
Power Logics Company, Ltd. (A)	11,550	57,800
Protec Company, Ltd.	933	15,784
PSK, Inc.	4,537	115,671
Pulmuone Company, Ltd.	428	58,712
Pyeong Hwa Automotive Company, Ltd.	5,131	49,187
RaonSecure Company, Ltd. (A)	7,358	25,281
Rayence Company, Ltd. (A)	1,256	22,317
Redrover Company, Ltd. (A)	5,950	20,220
Reyon Pharmaceutical Company, Ltd.	941	19,257
RFsemi Technologies, Inc. (A)	2,994	16,412
RFTech Company, Ltd. (A)	10,902	54,135
Robostar Company, Ltd. (A)	1,044	18,305
S Net Systems, Inc.	4,142	22,039
S&T Corp. (A)	1,679	21,871
S&T Dynamics Company, Ltd. (A)	7,440	55,233
S&T Holdings Company, Ltd.	4,251	57,523
S&T Motiv Company, Ltd.	3,025	123,892
S-1 Corp.	4,177	371,291
Sajo Industries Company, Ltd.	875	56,810
SAJOHAEPYO Corp. (A)	1,028	9,806
Sam Chun Dang Pharm Company, Ltd.	3,567	115,336
SAM KANG M&T Company, Ltd. (A)(B)	3,763	18,239
Sam Kwang Glass Company, Ltd. (A)	941	46,219
Sam Young Electronics Company, Ltd.	4,426	51,299
Sam Yung Trading Company, Ltd.	2,426	43,282
Samchully Company, Ltd.	807	91,180
Samchuly Bicycle Company, Ltd.	2,156	20,289
Samho Development Company, Ltd.	4,874	18,464
Samho International Company, Ltd. (A)(B)	3,762	48,819
SAMHWA Paints Industrial Company, Ltd.	2,681	18,387
Samick Musical Instruments Company, Ltd.	15,645	31,132
Samick THK Company, Ltd.	3,450	78,035
Samji Electronics Company, Ltd. (A)	2,972	34,216
Samjin LND Company, Ltd. (A)	6,451	14,713
Samjin Pharmaceutical Company, Ltd.	3,760	143,478
Samkee Automotive Company, Ltd. (A)	6,372	20,576
Sammok S-Form Company, Ltd.	2,430	27,618
SAMPYO Cement Company, Ltd.	3,420	9,995
Samsung C&T Corp.	6,485	767,476
Samsung Card Company, Ltd.	8,181	274,725
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	63

	Shares	Value
South Korea (continued)
Samsung Electro-Mechanics Company, Ltd.	9,934	$847,224
Samsung Electronics Company, Ltd.	18,526	40,258,277
Samsung Engineering Company, Ltd. (A)	10,346	152,564
Samsung Fire & Marine Insurance Company, Ltd.	6,511	1,738,293
Samsung Heavy Industries Company, Ltd. (A)	70,762	555,733
Samsung Life Insurance Company, Ltd.	6,125	688,250
Samsung Pharmaceutical Company, Ltd. (A)	5,290	20,403
Samsung SDI Company, Ltd.	5,779	913,533
Samsung SDS Company, Ltd.	2,854	623,840
Samsung Securities Company, Ltd.	18,949	689,880
SAMT Company, Ltd.	30,381	52,077
Samwha Capacitor Company, Ltd.	4,733	160,041
Samyang Corp.	1,181	97,708
Samyang Foods Company, Ltd.	552	48,987
Samyang Holdings Corp.	1,486	153,133
Samyang Tongsang Company, Ltd. (A)	690	27,408
Sang-A Frontec Company, Ltd.	1,692	22,699
Sangbo Corp. (A)	1,493	2,726
Sangsin Brake	1,896	13,399
Satrec Initiative Company, Ltd.	678	25,550
SAVEZONE I&C CORP. (A)	7,060	29,387
SBS Contents Hub Company, Ltd. (A)	2,084	15,597
SBS Media Holdings Company, Ltd. (A)	19,895	53,321
SBW (A)	39,999	45,549
S-Connect Company, Ltd. (A)	20,114	41,465
Seah Besteel Corp.	5,401	142,095
SeAH Holdings Corp.	939	121,081
SeAH Steel Corp.	1,178	94,481
Sebang Company, Ltd. (A)	3,774	48,170
Sebang Global Battery Company, Ltd.	3,190	101,021
Seegene, Inc. (A)	3,168	99,692
Sejong Industrial Company, Ltd.	5,350	40,082
Sejong Telecom, Inc. (A)	57,132	33,414
Sekonix Company, Ltd. (A)	3,194	39,443
Sempio Foods Company	767	26,203
S-Energy Company, Ltd.	2,586	16,674
Seobu T&D (A)	5,886	58,607
Seohan Company, Ltd.	34,966	81,763
Seohee Construction Company, Ltd. (A)	51,273	58,517
Seoul Semiconductor Company, Ltd.	13,139	287,818
Seoulin Bioscience Company, Ltd.	1,238	14,716
SEOWONINTECH Company, Ltd.	2,979	21,431
Seoyon Company, Ltd. (A)	4,762	31,149
Seoyon E-Hwa Company, Ltd.	4,567	42,124
Sewon Cellontech Company, Ltd. (A)	10,000	33,817
SEWOONMEDICAL Company, Ltd.	6,792	28,250
64	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
SFA Engineering Corp.	7,852	$270,996
SFA Semicon Company, Ltd. (A)	33,987	79,410
SG Corp. (A)	19,886	18,302
SG&G Corp. (A)	3,440	11,316
SGA Company, Ltd. (A)	18,302	17,115
SH Energy & Chemical Company, Ltd. (A)	43,125	55,731
Shin Poong Pharmaceutical Company, Ltd. (A)	5,185	40,961
Shinhan Financial Group Company, Ltd.	14,573	633,366
Shinhan Financial Group Company, Ltd., ADR	49,649	2,124,481
Shinil Industrial Company, Ltd.	16,493	23,351
Shinsegae Engineering & Construction Company, Ltd.	1,642	47,795
Shinsegae Food Company, Ltd.	295	35,161
Shinsegae Information & Communication Company, Ltd.	511	78,520
Shinsegae International, Inc.	816	60,281
Shinsegae, Inc.	2,607	823,635
Shinwha Intertek Corp. (A)	9,160	18,903
Shinwon Construction Company, Ltd. (A)	3,442	17,034
Shinwon Corp. (A)	10,996	23,598
Shinyoung Securities Company, Ltd.	1,815	99,704
SHOWBOX Corp.	13,526	72,432
Signetics Corp. (A)	16,256	20,105
Silicon Works Company, Ltd.	1,759	70,733
Silla Company, Ltd.	2,346	32,829
SIMMTECH Company, Ltd.	6,422	55,035
SIMMTECH HOLDINGS Company, Ltd.	10,821	22,734
SIMPAC, Inc.	11,000	45,896
Sindoh Company, Ltd.	1,989	122,182
SJM Company, Ltd.	6,871	30,403
SK Bioland Company, Ltd.	2,676	53,622
SK Chemicals Company, Ltd. (A)	2,525	254,156
SK D&D Company, Ltd.	1,179	33,278
SK Discovery Company, Ltd.	2,352	97,661
SK Gas, Ltd.	1,897	164,316
SK Holdings Company, Ltd.	9,986	2,621,477
SK Hynix, Inc.	112,491	7,933,245
SK Innovation Company, Ltd.	11,763	2,214,451
SK Materials Company, Ltd.	1,827	282,313
SK Networks Company, Ltd.	38,748	214,335
SK Securities Company, Ltd. (A)	104,431	115,408
SK Telecom Company, Ltd.	2,824	623,322
SKC Company, Ltd.	6,910	249,831
SKC Solmics Company, Ltd. (A)	10,372	45,835
SKCKOLONPI, Inc.	3,327	121,983
SL Corp.	5,006	110,998
SM Entertainment Company (A)	2,420	82,010
S-MAC Company, Ltd. (A)(B)	14,353	19,974
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	65

	Shares	Value
South Korea (continued)
SMEC Company, Ltd.	5,412	$19,182
S-Oil Corp.	6,105	690,036
Solborn, Inc. (A)	4,144	23,743
Solco Biomedical Company, Ltd. (A)	27,509	17,275
Solid, Inc. (A)	4,376	17,186
Songwon Industrial Company, Ltd.	5,040	111,211
Soulbrain Company, Ltd.	4,463	239,078
SPC Samlip Company, Ltd. (A)	525	64,556
SPG Company, Ltd.	3,394	31,761
Spigen Korea Company, Ltd.	907	41,135
Ssangyong Cement Industrial Company, Ltd.	8,155	157,404
Ssangyong Motor Company (A)	16,664	83,129
Suheung Company, Ltd.	1,620	49,163
Sun Kwang Company, Ltd.	754	13,293
Sunchang Corp. (A)	4,139	28,229
SundayToz Corp. (A)	1,139	37,582
Sung Bo Chemicals Company, Ltd. (A)	3,550	19,664
Sung Kwang Bend Company, Ltd.	8,626	97,662
Sungchang Enterprise Holdings, Ltd. (A)	14,014	36,068
Sungdo Engineering & Construction Company, Ltd.	3,374	28,720
Sungshin Cement Company, Ltd. (A)	7,489	38,042
Sungwoo Hitech Company, Ltd.	15,843	101,350
Sunjin Company, Ltd. (A)(B)	4,393	64,152
Suprema HQ, Inc. (A)	2,842	15,809
Suprema, Inc. (A)(B)	1,518	37,367
Synopex, Inc. (A)(B)	23,934	106,272
Systems Technology, Inc. (B)	3,570	81,816
Taekwang Industrial Company, Ltd.	157	192,436
Taewoong Company, Ltd. (A)	4,241	84,540
Taeyoung Engineering & Construction Company, Ltd.	17,940	167,553
Taihan Electric Wire Company, Ltd. (A)	14,625	17,928
Taihan Fiberoptics Company, Ltd. (A)	7,103	33,750
Taihan Textile Company, Ltd. (A)	990	11,631
Tailim Packaging Company, Ltd. (A)	13,578	37,568
TBH Global Company, Ltd. (A)	6,290	40,036
TechWing, Inc.	2,791	49,617
Tellus Company, Ltd. (A)(B)	14,560	11,174
Tera Semicon Company, Ltd.	3,168	75,991
TES Company, Ltd.	4,361	134,195
Tesna Company, Ltd.	1,934	32,821
Texcell-NetCom Company, Ltd. (A)	10,140	295,512
The LEADCORP, Inc.	5,571	29,928
The WillBes & Company (A)(B)	17,010	28,336
Thinkware Systems Corp. (A)	1,825	17,701
TK Chemical Corp. (A)	15,696	30,123
TK Corp.	7,034	95,607
66	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Tokai Carbon Korea Company, Ltd.	1,713	$117,225
Tong Yang Moolsan Company, Ltd. (A)(B)	12,183	20,656
Tongyang Life Insurance Company, Ltd.	18,789	124,720
Tongyang pile, Inc. (A)	3,203	15,007
Tongyang, Inc. (A)	64,620	121,010
Tonymoly Company, Ltd.	1,162	19,615
Top Engineering Company, Ltd. (A)	3,817	22,225
Toptec Company, Ltd. (A)	6,333	170,582
Tovis Company, Ltd.	7,136	53,929
TS Corp.	1,276	27,155
T'way Holdings, Inc. (A)	10,614	50,986
UBCare Company, Ltd. (A)	7,097	27,730
Ubiquoss Holdings, Inc. (A)	2,955	17,358
Ubiquoss, Inc.	941	19,615
Ugint Company, Ltd. (A)(B)	12,592	15,448
UIL Company, Ltd.	3,248	20,579
Uju Electronics Company, Ltd.	3,311	40,028
Unid Company, Ltd. (B)	4,336	184,621
Union Semiconductor Equipment & Materials Company, Ltd.	7,307	58,838
Uniquest Corp.	1,997	16,297
Unison Company, Ltd. (A)	14,658	46,336
UniTest, Inc.	5,740	74,853
Value Added Technology Company, Ltd. (A)	1,196	44,559
Viatron Technologies, Inc. (A)	894	13,018
Vieworks Company, Ltd. (B)	3,435	132,115
Visang Education, Inc.	3,857	47,870
Vitzrocell Company, Ltd. (A)(D)	2,117	28,347
Webzen, Inc. (A)	3,531	86,180
WeMade Entertainment Company, Ltd.	734	36,245
Whanin Pharmaceutical Company, Ltd.	2,060	46,992
Wins Company, Ltd.	2,144	25,747
Wiscom Company, Ltd. (A)	3,680	13,421
WiSoL Company, Ltd.	11,472	163,682
WIZIT Company, Ltd. (A)(B)	17,996	33,095
Wonik Holdings Company, Ltd. (A)	11,941	86,491
WONIK IPS Company, Ltd.	9,107	298,141
Wonik Materials Company, Ltd. (A)	910	55,948
Wonik QnC Corp. (A)	2,788	36,684
Woojin Plaimm Company, Ltd. (A)	917	6,835
Woongjin Company, Ltd. (A)	19,734	54,488
Woongjin Energy Company, Ltd. (A)	2,700	18,059
Woongjin Thinkbig Company, Ltd.	10,000	64,783
Woori Bank	51,774	790,158
Woori Bank, ADR (B)	3,163	143,853
Woori Investment Bank Company, Ltd. (A)	43,720	26,185
Woorison F&G Company, Ltd. (A)	7,322	16,517
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	67

	Shares	Value
South Korea (continued)
Woory Industrial Company, Ltd. (A)	1,923	$63,970
Wooshin Systems Company, Ltd.	1,951	13,453
WooSung Feed Company, Ltd. (B)	5,600	16,084
Y G-1 Company, Ltd.	5,791	105,142
YD Online Corp. (A)	4,683	13,690
YeaRimDang Publishing Company, Ltd. (A)	4,505	37,669
YES24 Company, Ltd.	2,091	10,169
YG Entertainment, Inc.	2,781	69,769
YJM Games Company, Ltd. (A)	9,022	28,897
YMC Company, Ltd.	1,617	25,715
Yong Pyong Resort Company, Ltd.	5,192	38,557
Yonwoo Company, Ltd. (A)	808	22,554
Yoosung Enterprise Company, Ltd. (A)	11,090	36,239
Youlchon Chemical Company, Ltd.	5,165	85,166
Young Poong Corp. (A)	99	92,336
Young Poong Precision Corp. (A)	5,018	38,558
Youngone Corp.	5,325	143,363
Youngone Holdings Company, Ltd.	3,996	199,304
YoungWoo DSP Company, Ltd. (A)	2,838	12,774
Yuanta Securities Korea Company, Ltd. (A)	35,099	145,279
Yuhan Corp.	1,033	198,159
YuHwa Securities Company, Ltd. (A)	3,240	44,371
Yungjin Pharmaceutical Company, Ltd. (A)	7,246	58,416
Zeus Company, Ltd.	1,468	22,563
Taiwan 15.4%		181,410,784
ABC Taiwan Electronics Corp.	15,000	23,486
Ability Enterprise Company, Ltd.	91,782	63,726
Ability Opto-Electronics Technology Company, Ltd.	13,000	16,453
AcBel Polytech, Inc.	126,000	91,885
Accton Technology Corp.	154,796	582,569
Acer, Inc. (A)	618,510	511,480
ACES Electronic Company, Ltd.	19,000	15,568
Acon Holding, Inc. (A)	46,000	12,179
Acter Company, Ltd.	11,000	79,059
Actron Technology Corp.	26,300	95,419
A-DATA Technology Company, Ltd.	74,242	184,361
Addcn Technology Company, Ltd.	5,000	39,621
Adlink Technology, Inc.	33,920	73,901
Advanced Ceramic X Corp.	10,000	118,435
Advanced International Multitech Company, Ltd.	58,000	61,321
Advanced Optoelectronic Technology, Inc.	19,000	20,445
Advanced Semiconductor Engineering, Inc.	1,045,123	1,406,332
Advanced Semiconductor Engineering, Inc., ADR	161,224	1,099,548
Advanced Wireless Semiconductor Company	48,000	110,343
Advancetek Enterprise Company, Ltd.	100,761	63,179
68	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Advantech Company, Ltd.	54,854	$403,373
Aerospace Industrial Development Corp.	31,000	36,189
AGV Products Corp. (A)	231,286	57,482
Airtac International Group	27,736	500,373
Alchip Technologies, Ltd. (A)	17,000	65,611
Alcor Micro Corp.	12,000	7,927
ALI Corp. (A)	81,000	45,435
All Ring Tech Company, Ltd.	9,000	21,846
Allied Circuit Company, Ltd.	5,000	16,236
Alltek Technology Corp.	42,670	29,870
Alltop Technology Company, Ltd.	18,000	47,257
Alpha Networks, Inc.	83,000	69,808
Altek Corp.	76,000	75,511
Amazing Microelectronic Corp.	9,540	29,012
AMPOC Far-East Company, Ltd.	33,000	29,983
AmTRAN Technology Company, Ltd.	305,775	176,797
Anpec Electronics Corp.	46,380	67,896
Apacer Technology, Inc.	35,635	47,541
APAQ Technology Company, Ltd.	13,000	26,601
APCB, Inc.	84,000	75,682
Apex Biotechnology Corp.	27,060	27,324
Apex International Company, Ltd.	62,030	40,630
Apex Science & Engineering	157,124	43,394
Arcadyan Technology Corp.	57,379	100,363
Ardentec Corp.	250,363	297,861
Asia Cement Corp.	562,608	539,705
Asia Optical Company, Inc.	57,710	209,693
Asia Pacific Telecom Company, Ltd. (A)	353,000	113,735
Asia Polymer Corp.	140,347	85,754
Asia Tech Image, Inc.	12,000	20,354
Asia Vital Components Company, Ltd.	147,667	147,409
ASMedia Technology, Inc.	7,260	78,691
ASPEED Technology, Inc.	6,000	155,955
ASROCK, Inc.	6,000	16,294
Asustek Computer, Inc.	95,528	902,400
Aten International Company, Ltd.	50,000	149,739
AU Optronics Corp.	789,000	347,400
AU Optronics Corp., ADR (B)	211,392	930,125
Audix Corp.	44,560	65,659
AURAS Technology Company, Ltd.	18,000	50,001
Aurora Corp.	12,600	39,469
Avermedia Technologies, Inc. (A)	59,000	26,645
Avision, Inc. (A)	54,916	13,036
AVY Precision Technology, Inc.	19,676	34,233
Awea Mechantronic Company, Ltd.	6,615	7,408
Axiomtek Company, Ltd.	7,000	12,681
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	69

	Shares	Value
Taiwan (continued)
Bank of Kaohsiung Company, Ltd.	226,757	$74,484
Basso Industry Corp.	41,700	87,397
BenQ Materials Corp. (A)	89,000	56,352
BES Engineering Corp.	528,200	135,739
Bin Chuan Enterprise Company, Ltd.	17,000	21,397
Biostar Microtech International Corp. (A)	75,000	50,132
Bioteque Corp.	13,000	40,894
Boardtek Electronics Corp.	28,000	31,159
Bothhand Enterprise, Inc.	10,000	22,881
Bright Led Electronics Corp.	40,000	21,180
Brighton-Best International Taiwan, Inc.	21,000	17,091
Browave Corp.	5,000	5,983
C Sun Manufacturing, Ltd. (A)	20,000	18,171
Cameo Communications, Inc.	65,000	16,863
Capital Futures Corp.	16,000	28,023
Capital Securities Corp.	526,371	203,582
Career Technology MFG. Company, Ltd.	64,000	83,235
Casetek Holdings, Ltd.	59,378	192,884
Catcher Technology Company, Ltd.	212,000	2,515,420
Cathay Chemical Works	85,000	56,167
Cathay Financial Holding Company, Ltd.	712,619	1,304,226
Cathay Real Estate Development Company, Ltd.	233,000	125,797
Celxpert Energy Corp.	18,000	25,018
Center Laboratories, Inc. (A)	32,300	49,931
Central Reinsurance Company, Ltd.	56,825	34,742
Chailease Holding Company, Ltd.	349,960	1,158,287
ChainQui Construction Development Company, Ltd.	32,000	23,597
Champion Building Materials Company, Ltd. (A)	163,852	47,866
Champion Microelectronic Corp.	6,835	13,710
Chang Hwa Commercial Bank, Ltd.	1,201,729	686,658
Chang Wah Electromaterials, Inc.	8,909	44,033
Channel Well Technology Company, Ltd.	51,000	55,939
Chant Sincere Company, Ltd.	11,000	10,835
Charoen Pokphand Enterprise	85,465	194,463
Chaun-Choung Technology Corp.	20,000	63,323
CHC Healthcare Group	19,000	21,275
CHC Resources Corp.	45,000	89,786
Chen Full International Company, Ltd.	49,000	74,028
Chenbro Micom Company, Ltd.	37,000	56,676
Cheng Loong Corp.	288,480	165,879
Cheng Shin Rubber Industry Company, Ltd.	441,031	755,872
Cheng Uei Precision Industry Company, Ltd.	151,335	213,893
Chenming Mold Industry Corp.	19,000	12,832
Chia Chang Company, Ltd.	26,000	20,576
Chia Hsin Cement Corp.	164,089	70,624
Chian Hsing Forging Industrial Company, Ltd.	10,000	23,332
70	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Chicony Electronics Company, Ltd.	262,264	$640,892
Chicony Power Technology Company, Ltd.	24,065	48,758
Chieftek Precision Company, Ltd.	8,000	37,015
Chien Kuo Construction Company, Ltd.	129,872	47,931
Chilisin Electronics Corp.	57,022	184,423
Chime Ball Technology Company, Ltd.	14,646	31,142
Chimei Materials Technology Corp. (A)	214,050	86,273
China Airlines, Ltd. (A)	1,210,820	472,189
China Bills Finance Corp.	130,000	68,040
China Chemical & Pharmaceutical Company, Ltd.	117,000	74,761
China Development Financial Holding Corp.	1,636,531	581,519
China Electric Manufacturing Corp. (A)	169,000	57,989
China General Plastics Corp.	199,933	224,120
China Life Insurance Company, Ltd.	360,472	358,556
China Man-Made Fiber Corp. (A)	425,700	139,185
China Metal Products Company, Ltd.	105,966	104,934
China Motor Corp.	213,905	195,890
China Petrochemical Development Corp. (A)	643,045	291,360
China Steel Chemical Corp.	25,000	125,777
China Steel Corp.	1,210,038	994,008
China Synthetic Rubber Corp.	202,719	340,390
Chinese Maritime Transport, Ltd.	45,000	45,975
Ching Feng Home Fashions Company, Ltd. (A)	10,000	11,157
Chin-Poon Industrial Company, Ltd.	155,642	289,696
Chipbond Technology Corp.	218,000	500,570
ChipMOS TECHNOLOGIES, INC.	79,000	67,487
Chong Hong Construction Company, Ltd.	48,024	135,778
Chroma ATE, Inc.	36,440	197,600
Chun YU Works & Company, Ltd.	156,000	89,691
Chun Yuan Steel	191,381	73,763
Chung Hung Steel Corp. (A)	329,226	148,825
Chung Hwa Pulp Corp.	182,898	73,310
Chung-Hsin Electric & Machinery Manufacturing Corp.	113,125	78,402
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	16,000	13,170
Chunghwa Picture Tubes, Ltd. (A)	3,394,320	277,462
Chunghwa Precision Test Tech Company, Ltd.	2,000	70,820
Chunghwa Telecom Company, Ltd.	110,000	411,803
Chunghwa Telecom Company, Ltd., ADR (B)	32,478	1,202,011
Chyang Sheng Dyeing & Finishing Company, Ltd.	62,000	44,527
Cleanaway Company, Ltd.	25,000	150,811
Clevo Company	189,120	188,343
CMC Magnetics Corp. (A)	599,536	90,122
Collins Company, Ltd.	97,797	35,930
Compal Electronics, Inc.	1,139,895	773,994
Compeq Manufacturing Company, Ltd.	483,000	544,901
Compucase Enterprise	13,000	15,258
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	71

	Shares	Value
Taiwan (continued)
Concord Securities Company, Ltd. (A)	90,000	$27,774
Concraft Holding Company, Ltd.	10,500	93,114
Continental Holdings Corp.	166,950	90,155
Contrel Technology Company, Ltd.	48,000	23,893
Coremax Corp.	12,000	52,092
Coretronic Corp.	168,000	256,525
Co-Tech Development Corp. (A)	41,743	59,108
Coxon Precise Industrial Company, Ltd. (A)	51,231	49,722
Creative Sensor, Inc.	17,000	15,018
CSBC Corp. Taiwan (A)	143,312	66,856
CTBC Financial Holding Company, Ltd.	4,480,967	3,238,862
CTCI Corp.	160,000	245,500
Cub Elecparts, Inc.	29,360	342,004
CviLux Corp.	39,200	41,835
CX Technology Company, Ltd.	12,297	9,597
Cyberlink Corp.	38,326	83,676
CyberPower Systems, Inc.	19,000	61,278
CyberTAN Technology, Inc.	100,000	63,429
Cypress Technology Company, Ltd.	5,500	15,309
DA CIN Construction Company, Ltd.	73,000	45,277
Dadi Early-Childhood Education Group, Ltd.	4,000	38,268
Dafeng TV, Ltd. (A)	21,097	25,461
Da-Li Development Company, Ltd.	72,710	81,236
Danen Technology Corp. (A)	69,000	15,505
Darfon Electronics Corp.	55,000	54,968
Darwin Precisions Corp.	106,894	107,106
Daxin Materials Corp.	13,000	39,191
De Licacy Industrial Company, Ltd.	109,439	91,692
Delpha Construction Company, Ltd.	49,383	25,493
Delta Electronics, Inc.	224,253	1,046,890
Depo Auto Parts Industrial Company, Ltd.	51,000	152,748
Dimerco Express Corp.	46,000	33,341
D-Link Corp. (A)	306,657	117,248
DYNACOLOR, Inc.	23,000	29,568
Dynamic Electronics Company, Ltd. (A)	152,927	53,989
Dynapack International Technology Corp.	42,000	60,346
E Ink Holdings, Inc.	232,000	367,024
E.Sun Financial Holding Company, Ltd.	1,353,442	891,498
Eastern Media International Corp. (A)	211,164	89,938
Eclat Textile Company, Ltd.	44,532	466,938
ECOVE Environment Corp.	7,000	40,524
Edimax Technology Company, Ltd.	101,359	31,667
Edom Technology Company, Ltd.	67,890	44,583
eGalax_eMPIA Technology, Inc.	12,774	22,292
Elan Microelectronics Corp.	62,000	94,830
E-LIFE MALL Corp.	43,000	93,927
72	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Elite Advanced Laser Corp.	63,888	$263,049
Elite Material Company, Ltd.	103,831	381,950
Elite Semiconductor Memory Technology, Inc.	80,000	113,012
Elitegroup Computer Systems Company, Ltd. (A)	116,284	72,665
eMemory Technology, Inc.	19,000	253,245
ENG Electric Company, Ltd.	48,050	11,541
Ennoconn Corp.	9,303	154,750
EnTie Commercial Bank Company, Ltd.	337,000	150,563
Epileds Technologies, Inc. (A)	30,000	21,259
Epistar Corp. (A)	304,810	529,358
Eson Precision Ind Company, Ltd.	38,000	51,147
Eternal Materials Company, Ltd.	341,090	362,151
E-Ton Solar Tech Company, Ltd. (A)	159,541	42,699
Etron Technology, Inc. (A)	130,000	58,268
Eurocharm Holdings Company, Ltd.	6,000	16,807
Eva Airways Corp.	1,265,222	645,760
Everest Textile Company, Ltd.	110,240	53,321
Evergreen International Storage & Transport Corp.	177,320	81,148
Evergreen Marine Corp. Taiwan, Ltd. (A)	474,173	247,139
Everlight Chemical Industrial Corp.	123,748	75,278
Everlight Electronics Company, Ltd.	158,000	247,450
Excelsior Medical Company, Ltd.	31,763	48,549
EZconn Corp.	12,000	15,920
Far Eastern Department Stores, Ltd.	393,558	213,190
Far Eastern International Bank	909,357	299,490
Far Eastern New Century Corp.	828,878	726,837
Far EasTone Telecommunications Company, Ltd.	271,000	686,190
Faraday Technology Corp.	32,751	74,091
Farglory Land Development Company, Ltd.	119,526	132,216
Federal Corp.	175,137	77,424
Feedback Technology Corp.	13,300	49,646
Feng Hsin Steel Company, Ltd.	117,000	245,856
Feng TAY Enterprise Company, Ltd.	113,739	536,126
First Copper Technology Company, Ltd. (A)	52,000	21,213
First Financial Holding Company, Ltd.	1,163,275	790,290
First Hi-Tec Enterprise Company, Ltd.	20,000	24,401
First Hotel	84,581	44,741
First Steamship Company, Ltd. (A)	173,229	50,821
FLEXium Interconnect, Inc.	146,352	548,249
Flytech Technology Company, Ltd.	63,125	181,534
FocalTech Systems Company, Ltd.	90,342	86,278
Formosa Advanced Technologies Company, Ltd.	87,000	89,087
Formosa Chemicals & Fibre Corp.	429,440	1,573,436
Formosa International Hotels Corp.	27,171	139,983
Formosa Laboratories, Inc.	24,000	42,677
Formosa Oilseed Processing Company, Ltd.	31,689	77,642
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	73

	Shares	Value
Taiwan (continued)
Formosa Petrochemical Corp.	169,000	$666,132
Formosa Plastics Corp.	305,880	1,071,361
Formosa Taffeta Company, Ltd.	195,000	211,479
Formosan Rubber Group, Inc.	117,180	61,587
Formosan Union Chemical	111,333	67,361
Founding Construction & Development Company, Ltd.	117,908	64,492
Foxconn Technology Company, Ltd.	134,617	359,347
Foxlink Image Technology Company, Ltd.	59,000	40,985
Foxsemicon Integrated Technology, Inc.	11,550	90,244
Froch Enterprise Company, Ltd.	52,000	29,288
FSP Technology, Inc.	64,603	57,222
Fubon Financial Holding Company, Ltd.	696,422	1,225,717
Fulgent Sun International Holding Company, Ltd.	24,314	52,562
Fullerton Technology Company, Ltd.	53,819	44,514
Fulltech Fiber Glass Corp.	168,027	116,979
Fwusow Industry Company, Ltd.	140,310	87,118
G Shank Enterprise Company, Ltd.	49,562	43,740
Gallant Precision Machining Company, Ltd.	34,000	24,506
GEM Services, Inc.	10,000	26,168
Gemtek Technology Corp.	97,496	91,716
General Interface Solution Holding, Ltd.	18,000	105,336
Generalplus Technology, Inc.	12,000	20,137
Genesis Photonics, Inc. (A)	107,740	14,258
Genesys Logic, Inc.	13,000	15,197
Genius Electronic Optical Company, Ltd. (A)	21,589	172,832
GeoVision, Inc. (A)	30,703	34,941
Getac Technology Corp.	117,000	170,743
Giant Manufacturing Company, Ltd.	65,000	336,676
Giantplus Technology Company, Ltd.	66,000	41,669
Gigabyte Technology Company, Ltd.	158,719	370,814
Gigastorage Corp. (A)	74,100	37,980
Ginko International Company, Ltd.	16,000	116,138
Gintech Energy Corp. (A)	180,829	102,482
Global Brands Manufacture, Ltd.	152,611	64,458
Global Lighting Technologies, Inc.	34,000	47,982
Global Mixed Mode Technology, Inc.	18,000	40,881
Global PMX Company, Ltd.	6,000	33,723
Global Unichip Corp.	15,000	153,844
Globalwafers Company, Ltd.	11,000	157,500
Globe Union Industrial Corp.	42,450	28,067
Gloria Material Technology Corp.	200,300	137,546
Glory Science Company, Ltd.	11,000	17,916
Gold Circuit Electronics, Ltd. (A)	215,071	68,989
Goldsun Building Materials Company, Ltd. (A)	437,005	140,531
Gourmet Master Company, Ltd.	19,470	268,898
Grand Ocean Retail Group, Ltd.	16,000	12,445
74	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Grand Pacific Petrochemical	337,000	$331,895
Grand Plastic Technology Corp.	4,000	23,271
Grandtech Cg Systems, Inc.	10,000	17,201
Grape King Bio, Ltd.	37,000	271,112
Great China Metal Industry	102,000	88,360
Great Taipei Gas Company, Ltd.	179,000	171,559
Great Wall Enterprise Company, Ltd.	242,642	280,260
Greatek Electronics, Inc.	116,000	222,530
Green Energy Technology, Inc. (A)	76,000	38,851
Hannstar Board Corp.	149,467	95,031
HannStar Display Corp.	1,080,980	366,810
HannsTouch Solution, Inc. (A)	189,735	53,945
Hanpin Electron Company, Ltd.	13,000	12,144
Hey Song Corp.	143,250	154,031
Hi-Clearance, Inc.	19,000	62,989
Highwealth Construction Corp.	177,860	266,380
HIM International Music, Inc.	3,300	12,587
Hitron Technology, Inc.	100,000	68,382
Hiwin Technologies Corp.	43,861	549,692
Ho Tung Chemical Corp. (A)	383,773	117,751
Hocheng Corp. (A)	40,000	12,989
Holiday Entertainment Company, Ltd.	18,000	32,720
Holtek Semiconductor, Inc.	71,000	193,251
Holy Stone Enterprise Company, Ltd.	38,213	120,050
Hon Hai Precision Industry Company, Ltd.	2,688,440	7,921,804
Hong Pu Real Estate Development Company, Ltd.	102,000	75,006
Hong TAI Electric Industrial	121,000	47,496
Hong YI Fiber Industry Company	30,000	21,710
Horizon Securities Company, Ltd. (A)	90,000	24,339
Hota Industrial Manufacturing Company, Ltd.	63,396	274,403
Hotai Motor Company, Ltd.	49,000	539,048
Hotron Precision Electronic Industrial Company, Ltd.	8,000	11,926
Hsin Kuang Steel Company, Ltd.	76,153	79,819
Hsin Yung Chien Company, Ltd.	16,200	48,691
Hsing TA Cement Company, Ltd.	118,750	57,799
HTC Corp. (A)	137,700	286,308
Hu Lane Associate, Inc.	22,066	106,397
HUA ENG Wire & Cable Company, Ltd. (A)	96,000	35,831
Hua Nan Financial Holdings Company, Ltd.	972,305	569,112
Huaku Development Company, Ltd.	76,353	187,202
Huang Hsiang Construction Company, Corp.	21,000	21,222
Hung Ching Development & Construction Company, Ltd.	66,000	54,248
Hung Sheng Construction Company, Ltd.	140,808	140,119
Huxen Corp.	33,000	50,583
Hwa Fong Rubber Industrial Company, Ltd.	102,324	54,261
Ibase Technology, Inc.	47,285	74,398
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	75

	Shares	Value
Taiwan (continued)
Ichia Technologies, Inc. (A)	105,300	$60,938
I-Chiun Precision Industry Company, Ltd. (A)	53,000	19,375
Ideal Bike Corp.	32,529	14,329
IEI Integration Corp.	52,000	72,216
Infortrend Technology, Inc.	116,000	53,533
Innodisk Corp.	22,533	89,710
Innolux Corp.	3,016,219	1,312,304
Inpaq Technology Company, Ltd.	20,000	18,425
Intai Technology Corp.	11,000	34,348
Integrated Service Technology, Inc.	13,000	41,196
International Games System Company, Ltd.	20,000	103,926
Inventec Corp.	587,705	462,862
Iron Force Industrial Company, Ltd.	13,000	44,286
I-Sheng Electric Wire & Cable Company, Ltd.	45,000	69,077
ITE Technology, Inc.	30,881	37,318
ITEQ Corp.	75,700	194,365
Jarllytec Company, Ltd.	17,000	28,309
Jentech Precision Industrial Company, Ltd.	8,000	17,830
Jess-Link Products Company, Ltd.	45,750	44,143
Jih Lin Technology Company, Ltd.	8,000	24,511
Jih Sun Financial Holdings Company, Ltd.	528,478	153,820
Jinli Group Holdings, Ltd.	18,540	13,229
Johnson Health Tech Company, Ltd.	30,400	34,118
K Laser Technology, Inc.	66,000	35,306
Kaori Heat Treatment Company, Ltd.	29,341	43,081
Kaulin Manufacturing Company, Ltd.	70,490	53,469
KEE TAI Properties Company, Ltd.	149,973	52,346
Kenda Rubber Industrial Company, Ltd.	115,372	142,839
Kenmec Mechanical Engineering Company, Ltd. (A)	84,000	31,540
Kerry TJ Logistics Company, Ltd.	73,000	95,696
Kindom Construction Corp.	106,000	75,704
King Slide Works Company, Ltd.	8,000	116,122
King Yuan Electronics Company, Ltd.	404,762	430,082
Kingpak Technology, Inc.	5,000	41,706
King's Town Bank Company, Ltd.	256,000	344,127
King's Town Construction Company, Ltd. (A)	67,514	52,818
Kinik Company	50,000	135,983
Kinko Optical Company, Ltd.	24,000	30,840
Kinpo Electronics, Inc.	447,724	158,654
Kinsus Interconnect Technology Corp.	109,000	187,074
KMC Kuei Meng International, Inc.	14,000	64,086
KNH Enterprise Company, Ltd.	74,000	30,999
KS Terminals, Inc.	26,000	49,573
Kung Long Batteries Industrial Company, Ltd.	21,000	102,165
Kung Sing Engineering Corp.	93,000	53,545
Kuo Toong International Company, Ltd. (A)	91,356	62,779
76	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Kuoyang Construction Company, Ltd. (A)	151,543	$80,615
Kwong Fong Industries Corp.	16,776	9,175
Kwong Lung Enterprise Company, Ltd.	21,000	36,332
KYE Systems Corp. (A)	153,702	52,883
L&K Engineering Company, Ltd.	56,952	67,795
LandMark Optoelectronics Corp.	15,000	186,588
Lanner Electronics, Inc.	43,013	61,811
Largan Precision Company, Ltd.	12,000	1,483,271
Laser Tek Taiwan Company, Ltd.	23,000	22,882
Laster Tech Corp., Ltd.	13,000	29,799
LCY Chemical Corp.	120,806	183,240
Lealea Enterprise Company, Ltd. (A)	221,863	86,359
Ledlink Optics, Inc.	13,000	19,413
LEE CHI Enterprises Company, Ltd.	116,000	43,223
Lelon Electronics Corp.	34,085	62,246
Leofoo Development Company, Ltd. (A)	161,087	42,040
LES Enphants Company, Ltd. (A)	35,486	13,951
Lextar Electronics Corp. (A)	110,000	82,977
Li Cheng Enterprise Company, Ltd.	21,160	39,630
Li Peng Enterprise Company, Ltd. (A)	219,760	61,376
Lian HWA Food Corp.	28,527	33,508
Lida Holdings, Ltd.	7,000	22,990
Lien Hwa Industrial Corp.	212,525	274,555
Lingsen Precision Industries, Ltd.	107,101	49,305
Lion Travel Service Company, Ltd.	7,000	30,441
Lite-On Semiconductor Corp.	78,718	105,522
Lite-On Technology Corp.	600,250	848,267
Long Bon International Company, Ltd.	157,000	76,196
Long Chen Paper Company, Ltd.	240,736	297,534
Longwell Company	4,000	9,179
Lotes Company, Ltd.	13,000	87,449
Lotus Pharmaceutical Company, Ltd. (A)	10,000	14,447
Lucky Cement Corp.	183,000	51,801
Lumax International Corp., Ltd.	40,855	80,570
Lung Yen Life Service Corp.	24,000	52,278
LuxNet Corp. (A)	15,000	14,950
Macauto Industrial Company, Ltd.	12,000	59,253
Machvision, Inc.	6,000	61,801
Macroblock, Inc.	9,450	24,071
Macronix International (A)	840,884	1,226,205
Mag Layers Scientific-Technics Company, Ltd.	11,000	23,963
Makalot Industrial Company, Ltd.	58,813	272,960
Marketech International Corp.	32,000	43,983
Masterlink Securities Corp.	643,593	200,093
Materials Analysis Technology, Inc.	6,810	17,865
Mayer Steel Pipe Corp.	36,407	17,406
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	77

	Shares	Value
Taiwan (continued)
MediaTek, Inc.	133,000	$1,335,821
Mega Financial Holding Company, Ltd.	1,320,531	1,119,458
Meiloon Industrial Company, Ltd. (A)	16,000	17,523
Mercuries & Associates Holding, Ltd.	165,230	139,042
Mercuries Life Insurance Company, Ltd. (A)	303,878	164,161
Merida Industry Company, Ltd.	13,162	57,263
Merry Electronics Company, Ltd.	41,585	267,206
Microbio Company, Ltd. (A)	114,000	79,986
Microlife Corp.	30,000	70,890
Micro-Star International Company, Ltd.	167,488	481,686
Mildef Crete, Inc.	8,000	14,926
MIN AIK Technology Company, Ltd.	45,600	37,301
Mirle Automation Corp.	55,033	91,599
Mitac Holdings Corp.	234,021	257,888
Mobiletron Electronics Company, Ltd.	5,200	6,629
momo.com, Inc.	3,000	30,353
Motech Industries, Inc. (A)	166,364	122,612
MPI Corp.	20,000	42,663
Nak Sealing Technologies Corp.	40,000	126,707
Namchow Holdings Company, Ltd.	73,000	153,399
Nan Kang Rubber Tire Company, Ltd.	118,711	108,637
Nan Liu Enterprise Company, Ltd.	16,000	89,060
Nan Ren Lake Leisure Amusement Company, Ltd.	31,000	8,213
Nan Ya Plastics Corp.	398,860	1,088,636
Nan Ya Printed Circuit Board Corp. (A)	89,930	84,409
Nang Kuang Pharmaceutical Company, Ltd.	12,000	14,806
Nantex Industry Company, Ltd.	100,038	78,300
Nanya Technology Corp.	92,985	253,646
National Petroleum Company, Ltd.	62,000	84,728
Neo Solar Power Corp. (A)	335,100	154,861
Netronix, Inc.	22,000	30,146
New Asia Construction & Development Corp.	122,136	27,916
New Era Electronics Company, Ltd.	26,000	16,785
Nexcom International Company, Ltd.	17,000	17,958
Nichidenbo Corp.	49,979	64,317
Nien Hsing Textile Company, Ltd.	84,928	68,896
Nien Made Enterprise Company, Ltd.	29,000	282,555
Nishoku Technology, Inc.	6,000	14,687
Novatek Microelectronics Corp.	138,000	594,260
Nuvoton Technology Corp.	30,000	73,294
O-Bank Company, Ltd.	117,000	36,250
Ocean Plastics Company, Ltd. (A)	29,000	28,038
OptoTech Corp.	141,098	110,694
Orient Semiconductor Electronics, Ltd. (A)	289,000	87,979
Oriental Union Chemical Corp. (A)	158,300	172,323
Pacific Construction Company	274,002	104,280
78	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Pacific Hospital Supply Company, Ltd.	18,000	$48,236
Pan Jit International, Inc.	108,000	132,545
Pan-International Industrial Corp.	140,443	104,754
Parade Technologies, Ltd.	18,000	335,690
Paragon Technologies Company, Ltd. (A)	23,808	25,250
PChome Online, Inc.	7,796	42,603
PCL Technologies, Inc.	7,000	22,063
P-Duke Technology Company, Ltd.	16,500	38,300
Pegatron Corp.	566,321	1,423,815
PharmaEngine, Inc.	5,999	26,259
Pharmally International Holding Company, Ltd.	4,756	61,580
Phihong Technology Company, Ltd. (A)	151,786	65,915
Phison Electronics Corp.	31,000	299,527
Phoenix Tours International, Inc.	15,750	18,409
Pixart Imaging, Inc.	21,830	94,588
Planet Technology Corp.	8,000	16,675
Polytronics Technology Corp.	31,000	61,948
Posiflex Technologies, Inc.	30,056	138,681
Pou Chen Corp.	707,448	881,573
Power Quotient International Company, Ltd. (A)	37,000	14,473
Powertech Technology, Inc.	281,000	864,441
Poya International Company, Ltd.	33,866	436,091
President Chain Store Corp.	112,000	1,117,327
President Securities Corp. (A)	296,942	148,297
Primax Electronics, Ltd.	85,000	214,725
Prince Housing & Development Corp.	414,943	168,288
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	90,000	88,232
Promise Technology, Inc. (A)	38,000	13,332
Prosperity Dielectrics Company, Ltd.	25,086	36,071
Qisda Corp.	418,440	286,798
QST International Corp.	11,000	39,025
Qualipoly Chemical Corp.	15,172	17,514
Quanta Computer, Inc.	322,000	652,670
Quanta Storage, Inc.	73,000	70,409
Radiant Opto-Electronics Corp.	162,343	450,513
Radium Life Tech Company, Ltd. (A)	368,644	154,579
Rafael Microelectronics, Inc.	5,000	30,048
Realtek Semiconductor Corp.	92,706	360,635
Rechi Precision Company, Ltd.	103,038	105,189
Rich Development Company, Ltd.	257,000	85,911
RichWave Technology Corp.	13,000	36,829
Ritek Corp. (A)	645,897	114,873
Roo Hsing Company, Ltd. (A)	220,000	134,700
Ruentex Development Company, Ltd. (A)	248,846	270,237
Ruentex Industries, Ltd. (A)	107,801	187,762
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	79

	Shares	Value
Taiwan (continued)
Run Long Construction Company, Ltd.	15,448	$23,278
Sagittarius Life Science Corp.	5,000	8,907
Samebest Company, Ltd.	1,000	10,409
Sampo Corp.	148,997	67,107
San Fang Chemical Industry Company, Ltd.	92,012	105,696
San Far Property, Ltd. (A)	32,000	13,848
San Shing Fastech Corp.	69,479	139,787
Sanitar Company, Ltd.	10,000	14,561
Sanyang Motor Company, Ltd.	115,389	83,176
SCI Pharmtech, Inc.	17,000	33,987
Scientech Corp.	7,000	17,567
SDI Corp.	43,000	110,966
Sea Sonic Electronics Company, Ltd.	16,000	23,389
Senao International Company, Ltd.	28,000	49,008
Senao Networks, Inc.	5,000	21,043
Sercomm Corp.	92,000	264,410
Sesoda Corp.	98,385	101,092
Shan-Loong Transportation Company, Ltd.	14,000	15,533
Sheng Yu Steel Company, Ltd.	30,000	28,903
ShenMao Technology, Inc.	17,000	14,931
Shih Her Technologies, Inc.	11,000	14,421
Shih Wei Navigation Company, Ltd. (A)	123,230	37,321
Shihlin Electric & Engineering Corp.	257,213	362,720
Shin Hai Gas Corp.	2,491	3,448
Shin Kong Financial Holding Company, Ltd.	2,292,448	932,611
Shin Zu Shing Company, Ltd.	58,933	180,783
Shining Building Business Company, Ltd. (A)	173,435	63,043
Shinkong Insurance Company, Ltd.	109,000	111,457
Shinkong Synthetic Fibers Corp.	388,287	124,121
Shinkong Textile Company, Ltd.	109,000	162,175
Shiny Chemical Industrial Company, Ltd.	26,954	81,448
Shuttle, Inc.	82,985	53,303
Sigurd Microelectronics Corp.	182,887	226,538
Silicon Integrated Systems Corp. (A)	170,183	52,336
Siliconware Precision Industries Company, Ltd.	233,846	406,826
Siliconware Precision Industries Company, Ltd., ADR	75,420	646,349
Simplo Technology Company, Ltd.	49,520	310,467
Sinbon Electronics Company, Ltd.	111,043	302,499
Sincere Navigation Corp.	138,000	91,390
Sinher Technology, Inc.	16,000	26,334
Sinmag Equipment Corp.	28,446	155,714
Sino-American Electronic Company, Ltd. (D)	10,961	1,370
Sino-American Silicon Products, Inc. (A)	150,000	448,675
Sinon Corp.	124,150	70,925
SinoPac Financial Holdings Company, Ltd.	2,639,627	909,410
Sinphar Pharmaceutical Company, Ltd.	66,177	48,161
80	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Sinyi Realty, Inc.	36,942	$49,651
Sirtec International Company, Ltd.	47,000	63,823
Sitronix Technology Corp.	43,000	122,542
Siward Crystal Technology Company, Ltd.	59,000	41,201
Soft-World International Corp.	30,000	66,934
Solar Applied Materials Technology Company (A)	74,843	54,610
Solartech Energy Corp. (A)	91,000	43,447
Solomon Technology Corp.	33,000	25,158
Song Shang Electronics Company, Ltd.	20,000	14,731
Sonix Technology Company, Ltd.	21,000	26,569
Southeast Cement Company, Ltd.	282,000	134,415
Spirox Corp.	22,000	21,204
Sporton International, Inc.	57,222	304,791
St. Shine Optical Company, Ltd.	17,000	518,117
Standard Chemical & Pharmaceutical Company, Ltd.	38,000	42,405
Standard Foods Corp.	107,221	250,746
Stark Technology, Inc.	21,600	26,383
Sunny Friend Environmental Technology Company, Ltd.	12,000	95,091
Sunonwealth Electric Machine Industry Company, Ltd.	74,000	126,254
Sunplus Technology Company, Ltd.	188,000	102,238
Sunrex Technology Corp.	69,232	38,327
Sunspring Metal Corp.	45,000	55,649
Supreme Electronics Company, Ltd.	139,890	130,404
Swancor Holding Company, Ltd. (A)	34,402	90,429
Sweeten Real Estate Development Company, Ltd.	81,876	47,023
Symtek Automation Asia Company, Ltd.	12,000	33,263
Syncmold Enterprise Corp.	63,000	137,280
Synmosa Biopharma Corp.	18,000	16,759
Synnex Technology International Corp.	295,188	385,971
Sysage Technology Company, Ltd.	46,129	49,621
Systex Corp.	65,000	133,496
T3EX Global Holdings Corp.	17,000	13,133
TA Chen Stainless Pipe	325,102	274,091
Ta Ya Electric Wire & Cable (A)	200,406	93,932
Ta Yih Industrial Company, Ltd.	6,000	15,869
Tah Hsin Industrial Corp.	97,500	88,324
TA-I Technology Company, Ltd.	45,611	48,363
Tai Tung Communication Company, Ltd.	24,000	15,143
Taichung Commercial Bank Company, Ltd.	876,722	303,889
TaiDoc Technology Corp.	24,253	78,771
Taiflex Scientific Company, Ltd.	74,220	121,861
TaiMed Biologics, Inc. (A)	8,000	54,233
Taimide Tech, Inc.	31,850	84,243
Tainan Enterprises Company, Ltd.	39,467	31,604
Tainan Spinning Company, Ltd.	518,397	235,142
Tainergy Tech Company, Ltd. (A)	137,000	48,909
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	81

	Shares	Value
Taiwan (continued)
Taishin Financial Holding Company, Ltd.	1,411,571	$679,045
Taisun Enterprise Company, Ltd. (A)	24,000	13,821
Taita Chemical Company, Ltd. (A)	49,000	21,983
Taiwan Acceptance Corp.	55,000	210,755
Taiwan Business Bank	1,036,647	305,674
Taiwan Cement Corp.	694,726	873,591
Taiwan Chinsan Electronic Industrial Company, Ltd.	27,000	63,034
Taiwan Cogeneration Corp.	159,137	139,770
Taiwan Cooperative Financial Holding Company, Ltd.	1,064,340	615,003
Taiwan FamilyMart Company, Ltd.	18,000	111,405
Taiwan Fertilizer Company, Ltd.	169,000	223,689
Taiwan Fire & Marine Insurance Company, Ltd.	101,000	71,618
Taiwan FU Hsing Industrial Company, Ltd.	52,000	66,595
Taiwan Glass Industry Corp. (A)	423,894	256,765
Taiwan High Speed Rail Corp.	248,000	190,992
Taiwan Hon Chuan Enterprise Company, Ltd.	117,329	219,275
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	37,000	24,769
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)	291,353	98,172
Taiwan Line Tek Electronic	34,623	34,829
Taiwan Mask Corp. (A)	33,000	19,845
Taiwan Mobile Company, Ltd.	225,700	826,824
Taiwan Navigation Company, Ltd. (A)	73,000	38,815
Taiwan Paiho, Ltd.	82,342	272,607
Taiwan PCB Techvest Company, Ltd.	120,227	122,578
Taiwan Pulp & Paper Corp. (A)	72,000	46,477
Taiwan Sakura Corp.	50,924	65,155
Taiwan Sanyo Electric Company, Ltd.	79,900	64,795
Taiwan Secom Company, Ltd.	74,430	231,182
Taiwan Semiconductor Company, Ltd.	118,000	283,124
Taiwan Semiconductor Manufacturing Company, Ltd.	4,579,000	38,022,166
Taiwan Shin Kong Security Company, Ltd.	119,460	156,409
Taiwan Styrene Monomer	191,821	133,748
Taiwan Surface Mounting Technology Corp.	91,636	91,629
Taiwan TEA Corp.	223,723	113,184
Taiwan Union Technology Corp.	115,000	360,398
Tatung Company, Ltd. (A)	663,526	562,797
TCI Company, Ltd.	15,205	169,187
Te Chang Construction Company, Ltd.	62,282	42,598
Teapo Electronic Corp. (A)	23,000	33,061
Teco Electric & Machinery Company, Ltd.	425,109	381,388
Tehmag Foods Corp.	3,300	26,166
Ten Ren Tea Company, Ltd.	35,000	42,093
Test Research, Inc.	45,596	85,956
Test Rite International Company, Ltd.	135,549	105,214
The Ambassador Hotel	143,000	112,479
82	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
The Eslite Spectrum Corp.	3,000	$14,023
The First Insurance Company, Ltd.	122,165	60,025
Thinking Electronic Industrial Company, Ltd.	46,000	127,953
Thye Ming Industrial Company, Ltd.	65,250	88,124
Ton Yi Industrial Corp.	273,000	125,853
Tong Hsing Electronic Industries, Ltd.	37,951	145,549
Tong Yang Industry Company, Ltd.	147,043	261,378
Tong-Tai Machine & Tool Company, Ltd.	66,590	46,711
TOPBI International Holdings, Ltd.	23,058	81,960
Topco Scientific Company, Ltd.	65,048	182,417
Topco Technologies Corp.	5,000	12,600
Topoint Technology Company, Ltd.	40,248	27,847
Toung Loong Textile Manufacturing	40,000	101,227
TPK Holding Company, Ltd. (A)	136,000	326,187
Transcend Information, Inc.	57,000	164,144
Tripod Technology Corp.	132,770	434,626
TrueLight Corp.	30,000	31,085
Tsang Yow Industrial Company, Ltd.	15,000	16,688
Tsann Kuen Enterprise Company, Ltd.	48,220	38,579
TSC Auto ID Technology Company, Ltd.	9,900	80,924
TSEC Corp. (A)	93,998	29,371
TSRC Corp.	113,706	127,634
Ttet Union Corp.	24,000	75,378
TTFB Company, Ltd.	4,000	30,228
TTY Biopharm Company, Ltd.	59,094	196,143
Tung Ho Steel Enterprise Corp.	298,138	256,970
Tung Thih Electronic Company, Ltd.	13,258	65,371
TURVO International Company, Ltd.	27,062	92,350
TWi Pharmaceuticals, Inc. (A)	10,000	25,337
TXC Corp.	90,659	121,689
TYC Brother Industrial Company, Ltd.	91,531	92,008
Tycoons Group Enterprise Company, Ltd. (A)	92,000	21,611
Tyntek Corp.	49,702	28,533
UDE Corp.	13,000	21,365
Ultra Chip, Inc.	17,000	21,535
U-Ming Marine Transport Corp. (A)	121,000	153,181
Unimicron Technology Corp.	584,855	399,561
Union Bank of Taiwan	943,506	299,659
Union Insurance Company, Ltd. (A)	34,620	22,695
Uni-President Enterprises Corp.	1,052,803	2,464,926
Unitech Computer Company, Ltd.	61,039	41,553
Unitech Printed Circuit Board Corp. (A)	191,869	131,095
United Integrated Services Company, Ltd.	69,000	135,871
United Microelectronics Corp.	5,091,468	2,441,161
United Orthopedic Corp.	10,836	22,840
United Radiant Technology	28,000	17,439
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	83

	Shares	Value
Taiwan (continued)
Unity Opto Technology Company, Ltd. (A)	115,389	$43,133
Universal Cement Corp.	233,819	178,277
Universal Microwave Technology, Inc.	8,000	20,260
Unizyx Holding Corp.	115,000	57,848
UPC Technology Corp.	277,761	172,859
Userjoy Technology Company, Ltd.	7,000	20,505
USI Corp.	319,057	165,707
Usun Technology Company, Ltd.	12,000	18,941
Utechzone Company, Ltd.	13,000	20,338
Vanguard International Semiconductor Corp.	175,000	362,000
Ve Wong Corp.	106,450	94,962
Victory New Materials, Ltd. Company	29,700	45,060
Visual Photonics Epitaxy Company, Ltd.	88,275	334,213
Vivotek, Inc.	13,000	39,014
Voltronic Power Technology Corp.	7,000	119,039
Wah Hong Industrial Corp. (A)	14,835	9,659
Wah Lee Industrial Corp.	86,000	165,367
Walsin Lihwa Corp.	699,000	398,762
Walsin Technology Corp.	339,805	975,744
Walton Advanced Engineering, Inc.	64,000	30,549
Wan Hai Lines, Ltd.	148,216	91,885
WAN HWA Enterprise Company	3,877	1,767
Waterland Financial Holdings Company, Ltd.	923,930	315,856
Wei Chuan Foods Corp. (A)	67,000	51,057
Weikeng Industrial Company, Ltd.	91,228	70,120
Well Shin Technology Company, Ltd.	35,420	66,234
Wha Yu Industrial Company, Ltd.	21,000	13,423
Win Semiconductors Corp.	74,582	674,788
Winbond Electronics Corp.	798,519	533,025
Winstek Semiconductor Company, Ltd.	23,000	23,628
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd. (A)	162,671	154,287
Wistron Corp.	942,695	776,203
Wistron NeWeb Corp.	102,023	282,328
Wowprime Corp.	27,000	117,677
WPG Holdings, Ltd.	376,760	479,820
WT Microelectronics Company, Ltd.	257,497	410,236
WUS Printed Circuit Company, Ltd. (A)	54,400	32,979
XAC Automation Corp.	23,000	31,190
Xxentria Technology Materials Corp.	56,124	120,660
Yageo Corp.	58,978	647,678
Yang Ming Marine Transport Corp. (A)	403,613	141,406
YC Company, Ltd. (A)	179,054	85,489
YC INOX Company, Ltd.	146,100	131,838
YCC Parts Manufacturing Company, Ltd.	11,000	15,404
Yea Shin International Development Company, Ltd.	34,200	19,724
84	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Yeong Guan Energy Technology Group Company, Ltd.	32,324	$85,798
YFC-Boneagle Electric Company, Ltd.	24,000	33,829
YFY, Inc. (A)	449,614	214,301
Yi Jinn Industrial Company, Ltd.	58,000	27,192
Yieh Phui Enterprise Company, Ltd.	381,428	149,188
Yonyu Plastics Company, Ltd.	21,450	25,046
Young Fast Optoelectronics Company, Ltd. (A)	38,000	21,854
Young Optics, Inc. (A)	18,000	38,251
Youngtek Electronics Corp.	33,058	62,828
Yuanta Financial Holdings Company, Ltd.	1,519,369	673,986
Yulon Motor Company, Ltd.	352,900	280,855
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	29,850	83,731
Yungshin Construction & Development Company, Ltd.	43,400	46,170
YungShin Global Holding Corp.	101,250	139,782
Yungtay Engineering Company, Ltd.	97,000	196,316
Zeng Hsing Industrial Company, Ltd.	33,232	143,233
Zenitron Corp.	91,000	67,687
Zero One Technology Company, Ltd.	34,000	22,878
Zhen Ding Technology Holding, Ltd.	155,450	332,581
Zig Sheng Industrial Company, Ltd.	135,000	50,138
Zinwell Corp.	90,000	82,488
Zippy Technology Corp.	70,000	81,574
ZongTai Real Estate Development Company, Ltd.	103,231	71,282
Thailand 3.1%		36,557,559
AAPICO Hitech PCL	34,300	35,856
Advanced Info Service PCL	153,491	965,796
Advanced Information Technology PCL	19,300	18,116
AEON Thana Sinsap Thailand PCL, NVDR	17,000	94,515
Airports of Thailand PCL	550,200	1,233,402
Amata Corp. PCL	131,600	105,358
Ananda Development PCL	478,200	76,658
AP Thailand PCL	463,678	123,637
Asia Aviation PCL, NVDR	604,500	106,671
Asia Plus Group Holdings PCL	303,900	38,700
Asia Sermkij Leasing PCL, NVDR	19,300	13,865
Asian Insulators PCL (D)	1,650,880	79,941
Asian Phytoceuticals PCL	173,919	6,641
Bangchak Corp. PCL	195,700	251,443
Bangkok Airways PCL	201,900	95,931
Bangkok Aviation Fuel Services PCL	110,125	136,653
Bangkok Bank PCL	16,405	119,743
Bangkok Chain Hospital PCL	293,125	147,896
Bangkok Dusit Medical Services PCL	347,500	244,169
Bangkok Expressway & Metro PCL	947,325	219,843
Bangkok Insurance PCL	11,270	132,660
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	85

	Shares	Value
Thailand (continued)
Bangkok Land PCL	2,950,100	$165,174
Bangkok Life Assurance PCL, NVDR	94,560	102,876
Bangkok Ranch PCL	94,100	22,995
Banpu PCL	479,500	357,032
Beauty Community PCL	441,900	297,160
BEC World PCL	279,000	89,483
Berli Jucker PCL	123,900	233,668
Better World Green PCL	256,000	10,323
Big Camera Corp. PCL	370,400	35,144
BJC Heavy Industries PCL	115,300	9,318
BTS Group Holdings PCL	464,500	120,472
Bumrungrad Hospital PCL	52,500	343,773
Buriram Sugar PCL	57,500	15,144
Cal-Comp Electronics Thailand PCL	820,392	56,796
Carabao Group PCL	41,800	87,598
Central Pattana PCL	276,400	740,662
Central Plaza Hotel PCL	183,200	298,355
CH Karnchang PCL	101,223	82,021
Charoen Pokphand Foods PCL	730,333	531,819
Christiani & Nielsen Thai	17,200	1,565
Chularat Hospital PCL	730,700	47,293
CIMB Thai Bank PCL (A)	279,200	9,909
CK Power PCL	923,100	118,184
Com7 PCL	96,300	58,749
Country Group Development PCL (A)	792,800	40,211
CP ALL PCL	456,200	1,218,936
Delta Electronics Thailand PCL	67,100	145,031
Dhipaya Insurance PCL	57,600	98,587
Diamond Building Products PCL	44,900	8,421
Dynasty Ceramic PCL	1,282,600	140,500
Eastern Polymer Group PCL (B)	137,600	31,825
Eastern Water Resources Development & Management PCL	203,100	79,561
Electricity Generating PCL	33,500	253,632
Energy Absolute PCL, Foreign Shares	352,700	753,374
Esso Thailand PCL (A)	294,500	166,394
Forth Smart Service PCL	96,100	33,828
Fortune Parts Industry PCL	149,400	19,989
G J Steel PCL (A)	1,507,550	18,076
GFPT PCL	160,800	66,766
Global Power Synergy PCL	93,100	218,587
Glow Energy PCL	93,300	251,053
GMM Grammy PCL (A)	60,740	17,795
Golden Land Property Development PCL	331,500	97,748
Grand Canal Land PCL	788,200	46,048
Green River Holding Company, Ltd.	4,040	20,599
Group Lease PCL, NVDR	32,600	9,342
86	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Hana Microelectronics PCL	75,500	$98,908
Home Product Center PCL	964,112	439,990
Ichitan Group PCL (A)	77,100	21,997
Indorama Ventures PCL	222,300	380,662
Intouch Holdings PCL	63,600	115,150
IRPC PCL	1,704,700	441,603
Italian-Thai Development PCL	625,976	67,266
Jasmine International PCL (B)	901,738	197,594
Jay Mart PCL	89,401	51,145
Kang Yong Electric PCL	2,800	37,731
Kasikornbank PCL	127,300	936,555
Kasikornbank PCL, NVDR	34,800	255,761
KCE Electronics PCL	63,100	140,386
KGI Securities Thailand PCL	412,600	62,396
Khon Kaen Sugar Industry PCL	392,800	47,988
Khonburi Sugar PCL	69,700	10,629
Kiatnakin Bank PCL	57,300	141,860
Krung Thai Bank PCL	634,150	408,310
Krungthai Card PCL	39,100	328,319
Lam Soon Thailand PCL	75,400	13,566
Land & Houses PCL	490,300	172,242
Land & Houses PCL, NVDR	75,000	26,294
Lanna Resources PCL	118,800	66,002
LH Financial Group PCL (B)	1,847,600	99,328
Loxley PCL	406,500	31,488
LPN Development PCL	234,300	76,812
Major Cineplex Group PCL	175,600	147,830
Malee Group PCL	36,000	26,360
Maybank Kim Eng Securities Thailand PCL	21,400	14,363
MBK PCL	203,700	129,469
MC Group PCL	92,500	37,867
MCOT PCL (A)	113,800	37,198
MCS Steel PCL	47,300	15,926
Mega Lifesciences PCL	96,600	136,566
Minor International PCL	227,145	291,718
MK Restaurants Group PCL	63,900	162,778
Mono Technology PCL	435,300	59,384
Muang Thai Insurance PCL	2,600	11,424
Muangthai Leasing PCL	146,100	199,972
Namyong Terminal PCL	123,500	25,508
Nation Multimedia Group PCL (A)	951,500	11,475
Origin Property PCL	53,300	36,243
Padaeng Industry PCL	24,200	21,049
PCS Machine Group Holding PCL	78,100	18,988
Plan B Media PCL	66,400	13,334
Polyplex Thailand PCL	128,100	62,929
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	87

	Shares	Value
Thailand (continued)
Precious Shipping PCL (A)	84,900	$37,523
Premier Marketing PCL	127,100	49,987
Property Perfect PCL	2,551,100	65,634
Pruksa Holding PCL	217,000	162,722
PTG Energy PCL	274,900	155,759
PTT Exploration & Production PCL	299,728	1,091,723
PTT Global Chemical PCL	211,292	664,141
PTT PCL	391,800	7,028,511
Quality Houses PCL	1,086,771	103,045
Raimon Land PCL	771,200	26,749
Ratchaburi Electricity Generating Holding PCL	89,500	151,636
Ratchthani Leasing PCL	309,800	97,721
Regional Container Lines PCL (A)	116,600	33,629
Robinson PCL (B)	46,200	98,528
Rojana Industrial Park PCL	473,760	96,852
RS PCL (A)(B)	137,800	143,813
Saha-Union PCL	218,200	309,380
Sahaviriya Steel Industries PCL (A)(D)	447,113	20,582
Samart Corp. PCL	223,100	60,098
Samart Digital Public Company, Ltd. (A)	426,000	4,573
Samart Telcoms PCL	214,700	70,936
Sansiri PCL	2,223,209	136,607
Sappe PCL	34,800	25,882
SC Asset Corp. PCL	814,093	97,520
Siam City Cement PCL	14,941	124,767
Siam Future Development PCL	239,243	66,930
Siam Global House PCL	202,311	105,115
Siam Wellness Group PCL	24,300	15,282
Siamgas & Petrochemicals PCL	150,300	147,558
Singha Estate PCL (A)	163,700	19,656
Sino-Thai Engineering & Construction PCL	53,328	33,877
SNC Former PCL	50,600	22,987
Somboon Advance Technology PCL	113,107	73,995
SPCG PCL	195,800	152,698
Sri Ayudhya Capital PCL	25,800	31,286
Sri Trang Agro-Industry PCL (B)	172,200	61,742
Srisawad Corp. PCL	97,200	189,769
Srithai Superware PCL	589,700	24,207
Star Petroleum Refining PCL	486,400	273,012
STP & I PCL (B)	260,770	41,802
Supalai PCL	264,250	193,719
Superblock PCL (A)	2,289,900	74,880
SVI PCL (B)	397,828	55,535
Symphony Communication PCL (A)	52,750	14,345
Syntec Construction PCL	280,000	47,149
Taokaenoi Food & Marketing PCL	126,200	79,826
88	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Tapaco PCL	15,700	$4,966
Tata Steel Thailand PCL (A)	909,000	26,555
Thai Agro Energy PCL	55,500	4,635
Thai Airways International PCL (A)	392,211	188,215
Thai Central Chemical PCL	1,900	2,487
Thai Metal Trade PCL	54,800	29,754
Thai Oil PCL	198,200	648,000
Thai Reinsurance PCL	523,600	29,911
Thai Stanley Electric PCL	18,200	142,633
Thai Union Group PCL	344,000	219,715
Thai Vegetable Oil PCL	66,200	66,269
Thai Wah PCL	59,300	23,023
Thaicom PCL	203,500	69,172
Thaifoods Group PCL	163,300	25,953
Thai-German Ceramic Industry PCL	194,800	18,368
Thaire Life Assurance PCL	127,700	41,320
Thanachart Capital PCL	158,400	280,394
The Erawan Group PCL	282,300	77,003
The Siam Cement PCL, Foreign Shares	2,850	44,510
The Siam Cement PCL, NVDR	48,700	758,463
The Siam Commercial Bank PCL	95,831	452,412
Thoresen Thai Agencies PCL	296,137	84,094
TICON Industrial Connection PCL	195,544	109,250
Tipco Asphalt PCL, NVDR	232,200	146,782
TIPCO Foods PCL	46,600	19,687
Tisco Financial Group PCL	59,800	167,880
TMB Bank PCL	2,315,000	220,615
Total Access Communication PCL	134,700	195,064
Total Access Communication PCL, NVDR	131,900	191,009
TPC Power Holdings Company, Ltd.	34,800	15,267
TPI Polene PCL (B)	2,865,400	172,631
TRC Construction PCL	601,800	17,585
True Corp. PCL (A)	1,814,388	362,061
TTCL PCL	53,400	20,338
TTW PCL	520,300	220,366
Unique Engineering & Construction PCL	264,680	114,158
United Paper PCL	53,800	16,918
Univentures PCL	348,200	101,008
Vanachai Group PCL	170,080	59,009
VGI Global Media PCL	1,008,600	215,879
Vibhavadi Medical Center PCL	1,142,300	92,272
Vinythai PCL	81,300	87,095
WHA Corp. PCL	656,800	85,958
Workpoint Entertainment PCL	60,540	155,514
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	89

	Shares	Value
Turkey 1.4%		$16,425,525
Adana Cimento Sanayii TAS, Class A (B)	28,167	45,932
Afyon Cimento Sanayi TAS (A)(B)	16,048	32,296
Akbank Turk AS	185,024	513,967
Akcansa Cimento AS	18,547	52,942
Akenerji Elektrik Uretim AS (A)(B)	91,387	22,366
Aksa Akrilik Kimya Sanayii AS	38,674	156,021
Aksa Enerji Uretim AS (A)(B)	14,993	18,752
Aksigorta AS (A)	31,563	34,506
Alarko Holding AS	23,955	42,937
Albaraka Turk Katilim Bankasi AS	120,356	50,547
Alkim Alkali Kimya AS	2,994	19,172
Anadolu Anonim Turk Sigorta Sirketi (B)	228,802	247,944
Anadolu Cam Sanayii AS	84,473	71,074
Anadolu Efes Biracilik Ve Malt Sanayii AS	45,634	308,285
Anadolu Hayat Emeklilik AS	23,939	47,152
Arcelik AS	62,199	309,442
Aselsan Elektronik Sanayi ve Ticaret AS	15,251	124,619
Aygaz AS	15,080	61,818
Bagfas Bandirma Gubre Fabrikalari AS (A)	10,105	25,790
Baticim Bati Anadolu Cimento Sanayii AS (A)	12,918	29,485
Bera Holding AS (A)	131,991	93,678
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (A)	51,910	51,871
BIM Birlesik Magazalar AS	43,081	848,526
Bolu Cimento Sanayii AS	34,401	56,117
Borusan Mannesmann Boru Sanayi ve Ticaret AS	24,583	87,724
Borusan Yatirim ve Pazarlama AS	884	9,826
Boyner Perakende Ve Tekstil Yatirimlari AS (A)	51,726	117,219
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (A)	8,741	16,393
Bursa Cimento Fabrikasi AS	9,487	13,768
Cimsa Cimento Sanayi VE Ticaret AS	23,444	82,595
Coca-Cola Icecek AS	25,325	244,991
Dogan Sirketler Grubu Holding AS (A)(B)	561,309	117,644
Dogus Otomotiv Servis ve Ticaret AS (A)	8,148	18,151
Eczacibasi Yatirim Holding Ortakligi AS	11,435	30,763
EGE Endustri ve Ticaret AS	731	60,712
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	68,681	75,178
Enka Insaat ve Sanayi AS	75,569	109,079
Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,145	45,779
Eregli Demir ve Celik Fabrikalari TAS	312,675	930,004
Fenerbahce Futbol AS (A)(B)	6,844	64,996
Ford Otomotiv Sanayi AS	20,408	335,476
Global Yatirim Holding AS (A)	46,033	47,987
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	3,030
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	924	15,115
Goodyear Lastikleri TAS (B)	33,270	35,480
90	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Turkey (continued)
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)(B)	26,162	$38,010
GSD Holding AS (A)	55,445	12,450
Gubre Fabrikalari TAS (A)	14,222	16,849
Hektas Ticaret TAS	13,122	32,757
Ihlas Holding AS (A)	334,671	41,389
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	10,208	46,136
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim AS (A)(B)	75,939	99,619
Is Finansal Kiralama AS (A)	37,666	18,193
Is Yatirim Menkul Degerler AS	64,156	42,956
Izmir Demir Celik Sanayi AS (A)(B)	74,109	60,059
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (A)	101,668	84,199
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (A)	37,748	30,989
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	351,845	317,393
Karsan Otomotiv Sanayii ve Ticaret AS (A)	55,527	30,094
Kerevitas Gida Sanayi ve Ticaret AS (A)	543	14,495
KOC Holding AS	76,906	363,597
Kordsa Teknik Tekstil AS	20,559	40,865
Koza Altin Isletmeleri AS (A)	9,287	79,692
Koza Anadolu Metal Madencilik Isletmeleri AS (A)(B)	113,466	162,092
Logo Yazilim Sanayi ve Ticaret AS (A)	2,894	41,654
Mardin Cimento Sanayii ve Ticaret AS	12,215	13,795
Metro Ticari ve Mali Yatirimlar Holding AS (A)(B)	120,069	32,446
Migros Ticaret AS (A)	11,041	69,647
NET Holding AS (A)	76,722	45,301
Netas Telekomunikasyon AS (A)	3,777	14,541
Nuh Cimento Sanayi AS	27,104	78,345
Otokar Otomotiv ve Savunma Sanayi AS	4,537	141,180
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS (A)	38,751	38,256
Pegasus Hava Tasimaciligi AS (A)	9,008	83,858
Petkim Petrokimya Holding AS	248,096	524,229
Pinar Entegre Et ve Un Sanayi AS	4,670	12,941
Pinar SUT Mamulleri Sanayii AS	4,071	13,483
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	43,467	37,402
Sasa Polyester Sanayi AS	23,507	63,585
Sekerbank TAS (A)(B)	98,408	41,312
Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,655	43,896
Soda Sanayii AS	73,431	97,611
Tat Gida Sanayi AS	10,580	16,493
TAV Havalimanlari Holding AS	91,251	554,522
Tekfen Holding AS	49,808	236,788
Tofas Turk Otomobil Fabrikasi AS	25,662	204,094
Trakya Cam Sanayii AS	194,951	248,826
Tupras Turkiye Petrol Rafinerileri AS	24,428	749,724
Turcas Petrol AS (B)	70,133	43,984
Turk Hava Yollari AO (A)	195,881	977,763
Turk Telekomunikasyon AS (A)	46,856	80,050
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	91

	Shares	Value
Turkey (continued)
Turk Traktor ve Ziraat Makineleri AS	4,771	$96,947
Turkcell Iletisim Hizmetleri AS	204,097	817,295
Turkiye Garanti Bankasi AS	329,175	1,011,400
Turkiye Halk Bankasi AS	182,806	461,358
Turkiye Is Bankasi AS, Class C	281,529	558,703
Turkiye Sinai Kalkinma Bankasi AS	510,379	226,742
Turkiye Sise ve Cam Fabrikalari AS (B)	279,450	349,539
Turkiye Vakiflar Bankasi TAO, Class D	222,634	428,189
Ulker Biskuvi Sanayi AS	42,295	250,057
Vestel Elektronik Sanayi ve Ticaret AS (A)	44,957	127,414
Yapi ve Kredi Bankasi AS (A)	103,305	128,722
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (A)	14,571	111,474
Zorlu Enerji Elektrik Uretim AS (A)	164,001	92,976
Ukraine 0.0%		460,302
Kernel Holding SA	32,446	460,302
United States 0.1%		785,264
Bizlink Holding, Inc.	24,064	212,083
GCS Holdings, Inc.	10,000	27,965

Nexteer Automotive Group, Ltd. (A)	247,000	545,216
Preferred securities 2.4%		$28,418,640
(Cost $23,043,011)
Brazil 2.2%		26,370,172
AES Tiete Energia SA	677	482
Alpargatas SA	37,754	199,183
Banco ABC Brasil SA	32,689	189,677
Banco Bradesco SA	445,791	5,323,021
Banco do Estado do Rio Grande do Sul SA, B Shares	80,755	451,416
Banco Pan SA (A)	89,891	54,817
Banco Pine SA (A)	35,728	37,853
Centrais Eletricas Brasileiras SA, B Shares	39,454	339,021
Centrais Eletricas Santa Catarina (A)	4,000	33,102
Cia Brasileira de Distribuicao	31,600	666,569
Cia de Gas de Sao Paulo COMGAS, A Shares	13,363	242,451
Cia de Saneamento do Parana	87,681	278,957
Cia de Transmissao de Energia Eletrica Paulista	16,018	329,102
Cia Energetica de Minas Gerais	239,644	605,956
Cia Energetica de Sao Paulo, B Shares	61,595	288,350
Cia Energetica do Ceara, A Shares	6,400	116,690
Cia Ferro Ligas da Bahia - FERBASA	19,876	144,162
Cia Paranaense de Energia, B Shares	25,000	195,186
Eucatex SA Industria e Comercio	24,300	43,782
Gerdau SA	94,700	484,744
Gol Linhas Aereas Inteligentes SA (A)	34,700	205,193
Grazziotin SA	3,200	24,639
92	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Itau Unibanco Holding SA	678,141	$10,522,265
Lojas Americanas SA	62,352	324,156
Marcopolo SA	151,057	190,281
Petroleo Brasileiro SA (A)	402,586	2,660,844
Randon SA Implementos e Participacoes	68,925	196,571
Telefonica Brasil SA	64,599	1,007,712
Unipar Carbocloro SA	47,501	416,945
Usinas Siderurgicas de Minas Gerais SA, A Shares (A)	210,059	797,045
Chile 0.1%		1,032,917
Coca-Cola Embonor SA, B Shares	31,551	90,140
Embotelladora Andina SA, B Shares	65,531	323,092
Sociedad Quimica y Minera de Chile SA, B Shares	12,242	619,685
Colombia 0.1%		819,774
Banco Davivienda SA	29,330	304,004
Bancolombia SA	19,666	207,132
Grupo Argos SA	4,425	25,542
Grupo Aval Acciones y Valores SA	364,450	157,714
Grupo de Inversiones Suramericana SA	10,109	125,382
Malaysia 0.0%		14,662
SP Setia BHD Group (A)	65,264	14,662
Panama 0.0%		141,481
Avianca Holdings SA	122,294	141,481
South Korea 0.0%		39,634

Mirae Asset Daewoo Company, Ltd. (A)	8,584	39,634
Investment companies 0.1%		$624,310
(Cost $420,828)
South Korea 0.1%		624,310

Macquarie Korea Infrastructure Fund (B)	80,450	624,310
Warrants 0.0%		$81,712
(Cost $0)
Kerjaya Prospek Group BHD (Expiration Date: 2-23-23; Strike Price: MYR 1.60) (A)	10,830	991
Malaysian Resources Corp. BHD (Expiration Date: 11-1-27; Strike Price: MYR 1.25) (A)	68,401	6,025
Medco Energi Internasional Tbk PT (Expiration Date: 12-14-20; Strike Price: IDR 625.00) (A)	1,069,466	63,008
Scomi Group BHD (Expiration Date: 12-31-49) (A)(E)	86,600	1,879
Sunway BHD (Expiration Date: 10-3-24; Strike Price: MYR 1.86) (A)	74,607	9,809
Rights 0.0%		$28,236
(Cost $4,308)
Ajin Industrial Company, Ltd. (Expiration Date: 3-14-18; Strike Price: KRW 3,870.00) (A)	934	634
Hyundai Heavy Industries Company, Ltd. (Expiration Date: 3-12-18; Strike Price: KRW 98,800.00) (A)	892	20,593
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	93

	Shares	Value

Indiabulls Ventures, Ltd. (Expiration Date: 3-8-18; Strike Price: INR 240.00) (A)	5,473	$756
Longitech Smart Energy Holding, Ltd. (Expiration Date: 3-15-18; Strike Price: HKD 1.20) (A)	18,000	1,495
Luxnet Corp. (Expiration Date: 3-15-18; Strike Price: TWD 27.50) (A)	1,291	97
REXLot Holdings, Ltd. (Expiration Date: 3-13-18; Strike Price: HKD 0.05) (A)(B)	1,521,768	1,945
Systems Technology, Inc. (Expiration Date: 3-19-18; Strike Price: KRW 21,500.00) (A)(B)	880	2,535
Ude Corp. (Expiration Date: 3-28-18; Strike Price: TWD 45.00) (A)	559	72
Universal Microwave Technology, Inc. (Expiration Date: 3-5-18; Strike Price: TWD 68.00) (A)	523	109

	Yield (%)	Shares	Value
Securities lending collateral 2.9%			$33,924,017
(Cost $33,923,761)
John Hancock Collateral Trust (F)	1.5822(G)	3,391,113	33,924,017
Total investments (Cost $850,137,158) 102.6%			$1,210,915,782
Other assets and liabilities, net (2.6%)			(30,237,571)
Total net assets 100.0%			$1,180,678,211

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 2-28-18.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 2-28-18.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $860,109,359. Net unrealized appreciation aggregated to $350,806,423, of which $455,253,618 related to gross unrealized appreciation and $104,447,195 related to gross unrealized depreciation.
94	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Fund’s investments
AS OF 2-28-18 (unaudited)
	Shares	Value
Common stocks 98.7%		$633,773,135
(Cost $467,206,144)
Australia 6.7%		42,683,282
3P Learning, Ltd. (A)	21,580	25,588
Accent Group, Ltd. (B)	76,348	62,324
Adacel Technologies, Ltd.	11,849	20,726
Adairs, Ltd.	21,028	32,451
Adelaide Brighton, Ltd.	132,893	674,892
AED Oil, Ltd. (A)(C)	18,722	0
Ainsworth Game Technology, Ltd. (A)	30,363	48,062
Alkane Resources, Ltd. (A)(B)	43,417	9,668
ALS, Ltd.	74,528	411,948
Altium, Ltd.	24,722	386,421
AMA Group, Ltd. (B)	84,778	75,617
Amaysim Australia, Ltd. (B)	42,294	46,646
Ansell, Ltd.	40,231	813,271
AP Eagers, Ltd. (B)	29,178	195,415
APN Outdoor Group, Ltd.	42,404	140,167
Apollo Tourism & Leisure, Ltd.	4,569	5,913
Appen, Ltd. (B)	17,778	142,468
ARB Corp., Ltd.	19,298	296,589
Ardent Leisure Group (B)	132,040	199,221
Asaleo Care, Ltd.	85,524	89,069
Atlas Iron, Ltd. (A)	711,264	12,511
AUB Group, Ltd.	17,859	177,571
Aurelia Metals, Ltd. (A)	54,839	16,017
Ausdrill, Ltd.	96,782	196,699
Austal, Ltd.	94,062	132,745
Australian Agricultural Company, Ltd. (A)	123,938	105,818
Australian Finance Group, Ltd. (B)	24,519	35,426
Australian Pharmaceutical Industries, Ltd.	110,358	130,186
Australian Vintage, Ltd.	84,634	38,346
Auswide Bank, Ltd.	4,752	20,287
Automotive Holdings Group, Ltd.	66,559	190,773
Aveo Group	103,885	211,569
AVJennings, Ltd.	46,118	26,388
AWE, Ltd. (A)	161,702	117,826
Baby Bunting Group, Ltd.	10,158	11,649
Bapcor, Ltd.	70,657	314,207
Base Resources, Ltd. (A)	88,900	18,415
Beach Energy, Ltd.	507,660	514,126
Beadell Resources, Ltd. (A)	123,034	10,879
Bega Cheese, Ltd.	48,454	257,040
Bellamy's Australia, Ltd. (A)	23,733	330,896
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	1

	Shares	Value
Australia (continued)
Billabong International, Ltd. (A)	33,330	$25,206
Blackmores, Ltd. (B)	3,441	341,425
Blue Energy, Ltd. (A)	150,000	13,924
Blue Sky Alternative Investments, Ltd. (B)	11,053	113,218
Bravura Solutions, Ltd.	5,721	9,640
Breville Group, Ltd.	23,948	236,140
Brickworks, Ltd.	20,215	235,299
BT Investment Management, Ltd.	38,770	316,294
Buru Energy, Ltd. (A)	64,288	15,669
BWX, Ltd. (B)	12,986	50,138
Cabcharge Australia, Ltd.	32,294	44,848
Capilano Honey, Ltd.	873	11,618
Capitol Health, Ltd.	176,962	37,970
Capral, Ltd.	185,374	24,647
Cardno, Ltd. (A)	82,690	90,599
Carnarvon Petroleum, Ltd. (A)	200,610	21,096
carsales.com, Ltd.	57,395	628,612
Cash Converters International, Ltd. (A)	66,560	19,264
Catapult Group International, Ltd. (A)	14,492	13,632
Cedar Woods Properties, Ltd.	16,896	82,577
Centuria Capital Group	3,223	3,402
Civmec, Ltd.	40,300	16,827
Class, Ltd.	16,518	37,139
Clean Seas Seafood, Ltd. (A)	333,186	15,475
Cleanaway Waste Management, Ltd.	569,876	672,194
Clinuvel Pharmaceuticals, Ltd. (A)	1,751	11,875
Codan, Ltd.	27,423	51,334
Collection House, Ltd.	43,772	42,859
Collins Foods, Ltd.	25,443	104,126
Cooper Energy, Ltd. (A)(B)	392,787	98,017
Corporate Travel Management, Ltd.	15,707	308,400
Costa Group Holdings, Ltd.	53,702	301,915
Credit Corp. Group, Ltd.	12,453	202,923
CSG, Ltd. (A)	88,172	22,634
CSR, Ltd.	158,315	629,908
CuDeco, Ltd. (A)	21,846	3,845
Data#3, Ltd. (B)	32,272	41,293
Decmil Group, Ltd.	38,117	30,323
Dicker Data, Ltd.	6,644	14,568
Domain Holdings Australia, Ltd.	65,705	154,353
Domino's Pizza Enterprises, Ltd.	1,342	40,897
Donaco International, Ltd.	38,314	5,954
Dongfang Modern Agriculture Holding Group, Ltd.	26,600	18,380
Doray Minerals, Ltd. (A)	20,749	4,477
Downer EDI, Ltd.	173,875	927,507
DuluxGroup, Ltd.	97,656	578,181
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
DWS, Ltd.	21,883	$25,200
Eclipx Group, Ltd.	58,241	170,984
Elders, Ltd.	32,491	173,873
Ellex Medical Lasers, Ltd. (A)	38,902	25,534
Energy Resources of Australia, Ltd. (A)	64,781	33,230
Energy World Corp., Ltd. (A)	226,411	55,194
EQT Holdings, Ltd.	5,139	84,120
ERM Power, Ltd.	49,837	69,599
Estia Health, Ltd.	28,726	79,649
Euroz, Ltd.	34,787	30,096
EVENT Hospitality and Entertainment, Ltd.	31,076	322,360
Evolution Mining, Ltd.	218,678	484,538
Fairfax Media, Ltd.	678,689	397,276
FAR, Ltd. (A)(B)	537,070	31,175
Finbar Group, Ltd.	67,320	51,990
Fleetwood Corp., Ltd.	21,283	42,225
FlexiGroup, Ltd. (B)	72,533	103,837
Flight Centre Travel Group, Ltd. (B)	8,556	382,706
Folkestone, Ltd.	26,892	23,833
Freedom Foods Group, Ltd.	11,660	47,128
G8 Education, Ltd.	110,074	239,067
Galaxy Resources, Ltd. (A)(B)	107,746	285,979
Gascoyne Resources, Ltd. (A)	32,813	11,399
Gateway Lifestyle	67,985	102,913
GBST Holdings, Ltd.	13,763	26,106
Genworth Mortgage Insurance Australia, Ltd.	71,185	138,446
Global Construction Services, Ltd.	1,732	1,128
Gold Road Resources, Ltd. (A)	190,394	117,802
GrainCorp, Ltd., Class A	52,733	324,368
Grange Resources, Ltd.	51,070	7,858
Greencross, Ltd. (B)	26,856	122,061
GUD Holdings, Ltd.	25,794	240,894
GWA Group, Ltd.	55,958	139,172
Hansen Technologies, Ltd.	46,149	158,425
Healthscope, Ltd.	58,829	85,925
Helloworld Travel, Ltd. (B)	4,675	16,871
Highfield Resources, Ltd. (A)	40,292	28,712
Horizon Oil, Ltd. (A)	443,056	39,071
HT&E, Ltd.	111,610	160,998
Huon Aquaculture Group, Ltd.	5,452	19,211
IDP Education, Ltd.	14,498	81,302
Iluka Resources, Ltd.	45,358	361,353
Imdex, Ltd. (A)	104,222	100,323
IMF Bentham, Ltd. (B)	55,649	122,208
Independence Group NL (B)	120,805	466,180
Infigen Energy (A)	223,895	108,699
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
Infomedia, Ltd.	101,032	$64,827
Integral Diagnostics, Ltd.	24,311	42,248
Integrated Research, Ltd.	23,574	70,434
International Ferro Metals, Ltd. (A)(C)	9,556	118
InvoCare, Ltd.	29,842	319,479
IOOF Holdings, Ltd.	83,527	672,860
IPH, Ltd. (B)	23,523	64,549
IRESS, Ltd.	36,769	292,894
iSelect, Ltd. (B)	51,481	48,413
iSentia Group, Ltd. (B)	35,198	27,726
IVE Group, Ltd.	34,635	60,318
Japara Healthcare, Ltd.	72,444	112,960
JB Hi-Fi, Ltd. (B)	32,312	645,898
Jumbo Interactive, Ltd.	11,374	33,596
Karoon Gas Australia, Ltd. (A)	56,253	49,632
Kingsgate Consolidated, Ltd. (A)	71,822	20,970
Kingsrose Mining, Ltd. (A)	30,003	1,794
Kogan.com, Ltd.	5,814	40,457
LifeHealthcare Group, Ltd.	6,208	17,521
Lifestyle Communities, Ltd. (B)	15,596	61,740
Link Administration Holdings, Ltd.	72,274	477,406
Lovisa Holdings, Ltd.	5,704	40,051
MACA, Ltd.	60,062	69,568
Macmahon Holdings, Ltd. (A)(B)	350,904	63,971
Macquarie Atlas Roads Group	121,975	520,265
Magellan Financial Group, Ltd.	590	11,548
Mantra Group, Ltd.	81,522	243,787
MaxiTRANS Industries, Ltd.	51,752	30,290
Mayne Pharma Group, Ltd. (A)	371,268	208,864
MC Mining, Ltd. (A)	2,282	1,112
McMillan Shakespeare, Ltd.	19,196	260,402
McPherson's, Ltd.	20,700	22,552
Medusa Mining, Ltd. (A)	50,437	17,937
Melbourne IT, Ltd.	37,941	96,923
Mesoblast, Ltd. (A)(B)	77,978	109,199
Metals X, Ltd. (B)	131,963	90,086
Metcash, Ltd.	277,008	692,709
Michael Hill International, Ltd. (B)	43,259	37,022
Michael Hill International, Ltd. (Australian Securities Exchange)	8,882	7,644
Mincor Resources NL (A)(B)	61,262	16,729
Mineral Deposits, Ltd. (A)	25,967	23,175
Mineral Resources, Ltd.	35,109	511,637
MMA Offshore, Ltd. (A)	237,016	40,817
MNF Group, Ltd.	5,910	25,497
Monadelphous Group, Ltd.	25,805	327,282
Monash IVF Group, Ltd. (B)	42,419	39,960
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Money3 Corp., Ltd.	24,886	$36,222
Mortgage Choice, Ltd.	31,859	61,248
Motorcycle Holdings, Ltd.	5,321	16,867
Mount Gibson Iron, Ltd.	215,287	69,067
Myer Holdings, Ltd.	238,448	83,048
MYOB Group, Ltd.	79,747	194,167
MyState, Ltd.	25,754	99,873
Navigator Global Investments, Ltd.	34,265	98,367
Navitas, Ltd.	59,618	221,903
NetComm Wireless, Ltd. (A)	27,395	30,325
New Hope Corp., Ltd. (B)	52,852	91,758
NEXTDC, Ltd. (A)	8,990	46,148
nib Holdings, Ltd.	118,235	643,307
Nick Scali, Ltd.	13,053	71,588
Nine Entertainment Company Holdings, Ltd.	185,786	327,916
Northern Star Resources, Ltd.	153,315	744,321
NRW Holdings, Ltd. (A)	102,666	136,777
Nufarm, Ltd.	62,408	398,201
OceanaGold Corp.	156,504	417,116
OFX Group, Ltd.	66,543	75,607
Onevue Holdings, Ltd. (A)	26,955	16,292
oOh!media, Ltd. (B)	40,990	142,355
Orocobre, Ltd. (A)(B)	4,080	20,317
Orora, Ltd.	264,800	672,709
OZ Minerals, Ltd.	78,062	577,583
Pacific Current Group, Ltd.	9,714	52,399
Pacific Energy, Ltd.	11,265	4,619
Pacific Smiles Group, Ltd.	11,867	15,812
Pact Group Holdings, Ltd.	50,469	218,215
Paladin Energy, Ltd. (A)	10,676	1,285
Panoramic Resources, Ltd. (A)	85,975	30,494
Paragon Care, Ltd.	28,712	16,497
Paringa Resources, Ltd. (A)	38,135	10,547
Peet, Ltd.	111,550	124,509
Perpetual, Ltd.	12,732	509,236
Perseus Mining, Ltd. (A)(B)	300,993	92,466
Pioneer Credit, Ltd.	11,509	30,076
Platinum Asset Management, Ltd.	36,601	181,109
PMP, Ltd. (A)	70,654	18,044
Praemium, Ltd. (A)	45,224	24,757
Premier Investments, Ltd.	27,409	288,879
Primary Health Care, Ltd.	150,039	461,816
Prime Media Group, Ltd. (B)	115,482	25,839
Pro Medicus, Ltd.	7,287	46,916
PSC Insurance Group, Ltd.	9,460	21,558
PWR Holdings, Ltd.	10,032	19,003
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
QMS Media, Ltd.	16,075	$12,416
Qube Holdings, Ltd. (B)	222,829	425,843
Quintis, Ltd. (A)(C)	84,711	19,410
Ramelius Resources, Ltd. (A)	134,083	44,587
RCR Tomlinson, Ltd.	49,441	161,291
Reckon, Ltd. (A)	25,906	29,125
Regis Healthcare, Ltd.	27,475	88,461
Regis Resources, Ltd.	119,151	393,978
Resolute Mining, Ltd.	211,685	182,063
Retail Food Group, Ltd. (B)	34,197	53,823
Ridley Corp., Ltd. (B)	77,396	86,144
RPMGlobal Holdings, Ltd. (A)	1,806	905
Ruralco Holdings, Ltd.	7,211	17,170
RXP Services, Ltd.	37,930	14,436
Salmat, Ltd. (A)	15,825	5,673
Sandfire Resources NL	45,259	266,080
Saracen Mineral Holdings, Ltd. (A)	220,163	275,666
SeaLink Travel Group, Ltd.	16,401	50,859
Select Harvests, Ltd. (B)	28,721	110,263
Senetas Corp., Ltd. (A)	298,765	27,881
Senex Energy, Ltd. (A)	356,894	104,801
Servcorp, Ltd.	13,949	53,926
Service Stream, Ltd.	63,652	79,230
Seven Group Holdings, Ltd. (B)	28,848	407,710
Seven West Media, Ltd.	255,642	124,103
SG Fleet Group, Ltd.	23,167	69,172
Shine Corporate, Ltd.	13,336	7,209
Sigma Healthcare, Ltd.	413,072	284,646
Silex Systems, Ltd. (A)(B)	30,817	8,004
Silver Chef, Ltd.	8,737	33,404
Silver Lake Resources, Ltd. (A)	121,174	32,838
Sirtex Medical, Ltd.	15,216	322,937
SmartGroup Corp., Ltd.	17,429	154,311
Southern Cross Electrical Engineering, Ltd. (A)	16,667	9,765
Southern Cross Media Group, Ltd.	194,441	165,238
Spark Infrastructure Group	377,498	702,839
SpeedCast International, Ltd.	56,851	242,905
SRG, Ltd.	21,325	29,122
St. Barbara, Ltd.	133,150	422,321
Steadfast Group, Ltd.	181,566	352,750
Strike Energy, Ltd. (A)	44,431	2,312
Sundance Energy Australia, Ltd. (A)	327,199	19,252
Sunland Group, Ltd.	30,172	42,048
Super Retail Group, Ltd.	39,181	205,875
Superloop, Ltd.	26,642	44,016
Syrah Resources, Ltd. (A)	75,649	197,208
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Tassal Group, Ltd.	49,595	$145,799
Technology One, Ltd.	61,346	227,062
The Citadel Group, Ltd.	4,192	22,850
The Reject Shop, Ltd.	7,826	42,243
Thorn Group, Ltd.	45,862	30,282
Tiger Resources, Ltd. (A)(C)	420,741	16,013
Tox Free Solutions, Ltd.	50,113	133,481
Troy Resources, Ltd. (A)	137,215	9,792
Villa World, Ltd.	30,864	59,844
Village Roadshow, Ltd. (A)	21,752	58,534
Virgin Australia Holdings, Ltd. (A)(B)	305,078	58,710
Virgin Australia Holdings, Ltd. (A)(C)	252,517	981
Virtus Health, Ltd.	22,711	101,138
Vita Group, Ltd.	34,628	41,323
Vocus Group, Ltd.	14,417	27,253
Watpac, Ltd. (A)	13,238	7,923
Webjet, Ltd.	32,799	301,185
Webster, Ltd.	16,290	17,960
Western Areas, Ltd.	84,713	210,776
Westgold Resources, Ltd. (A)	60,504	74,688
Whitehaven Coal, Ltd.	143,652	481,194
WorleyParsons, Ltd.	57,207	671,906
WPP AUNZ, Ltd.	101,689	78,834
Austria 1.8%		11,371,634
Agrana Beteiligungs AG	987	118,641
ams AG	15,204	1,792,142
ANDRITZ AG	11,381	660,279
Austria Technologie & Systemtechnik AG	7,603	203,554
BUWOG AG (A)	26,321	926,039
CA Immobilien Anlagen AG	21,078	617,256
DO & CO AG (B)	1,986	119,913
EVN AG	11,068	215,544
FACC AG (A)	6,411	166,660
Flughafen Wien AG	768	32,241
IMMOFINANZ AG (A)	110,054	256,061
Kapsch TrafficCom AG	1,690	90,326
Lenzing AG	2,680	330,843
Mayr Melnhof Karton AG	2,131	322,361
Oesterreichische Post AG	7,569	364,427
Palfinger AG	4,400	182,443
POLYTEC Holding AG	4,411	94,080
Porr AG (B)	2,836	94,791
Raiffeisen Bank International AG (A)	23,872	924,900
Rhi Magnesita NV (A)	7,999	477,421
Rosenbauer International AG	1,097	72,197
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Austria (continued)
S IMMO AG	13,561	$242,201
S&T AG	6,821	170,816
Schoeller-Bleckmann Oilfield Equipment AG	3,435	353,641
Semperit AG Holding	2,820	58,396
Strabag SE	4,708	187,075
Telekom Austria AG (A)	36,181	324,015
UBM Development AG	500	23,414
UNIQA Insurance Group AG	42,182	488,300
Verbund AG	4,623	122,646
Vienna Insurance Group AG	10,086	335,515
Wienerberger AG	33,730	910,728
Zumtobel Group AG (B)	8,698	92,768
Belgium 2.1%		13,135,280
Ablynx NV (A)	13,912	739,835
Ackermans & van Haaren NV	6,449	1,164,116
AGFA-Gevaert NV (A)	47,964	235,210
Atenor	1,054	60,929
Banque Nationale de Belgique	55	201,203
Barco NV	3,185	388,651
Bekaert SA	10,686	529,362
Biocartis NV (A)(D)	2,672	42,296
bpost SA	23,381	793,401
Celyad SA (A)	1,226	48,008
Cie d'Entreprises CFE	2,113	286,112
Cie Immobiliere de Belgique SA (B)	872	53,855
Deceuninck NV	17,777	61,386
D'ieteren SA	7,378	317,308
Econocom Group SA (A)	34,482	278,506
Elia System Operator SA	7,808	492,973
Euronav NV	36,110	291,451
EVS Broadcast Equipment SA	3,643	125,343
Exmar NV (A)(B)	8,573	63,918
Fagron	11,522	184,365
Galapagos NV (A)	11,800	1,230,346
Gimv NV	3,852	238,617
Ion Beam Applications (B)	5,754	147,444
Jensen-Group NV	878	46,162
Kinepolis Group NV	4,232	294,883
Lotus Bakeries (B)	81	218,065
MDxHealth (A)(B)	7,253	29,862
Melexis NV	5,375	592,410
Nyrstar NV (A)(B)	19,891	141,229
Ontex Group NV	16,821	485,736
Orange Belgium SA	8,511	157,574
Picanol	683	76,817
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Belgium (continued)
RealDolmen	745	$33,465
Recticel SA	14,373	173,472
Resilux	305	52,527
Roularta Media Group NV (A)	668	19,659
Sioen Industries NV	2,024	74,105
Sipef SA	1,675	132,927
TER Beke SA	176	37,851
Tessenderlo Group SA (A)	9,350	423,081
ThromboGenics NV (A)	9,703	47,360
TiGenix NV (A)	46,937	98,606
Umicore SA	33,083	1,864,905
Van de Velde NV	1,691	82,729
Viohalco SA (A)	18,237	77,220
Bermuda 0.2%		1,107,408
Hiscox, Ltd.	57,948	1,107,408
Cambodia 0.1%		378,116
NagaCorp, Ltd.	418,000	378,116
Canada 7.2%		46,290,989
5N Plus, Inc. (A)	22,489	49,773
Absolute Software Corp.	10,802	54,044
Acadian Timber Corp.	2,634	39,781
Advantage Oil & Gas, Ltd. (A)	60,728	171,791
Aecon Group, Inc.	16,603	246,483
Ag Growth International, Inc.	4,200	183,226
AGF Management, Ltd., Class B	22,942	123,006
AGT Food & Ingredients, Inc. (B)	6,651	100,346
Aimia, Inc.	38,462	50,955
AirBoss of America Corp.	4,809	38,039
AKITA Drilling, Ltd., Class A	300	1,791
Alamos Gold, Inc., Class A	106,904	543,184
Alaris Royalty Corp. (B)	9,597	142,100
Alexco Resource Corp. (A)(B)	20,537	26,888
Algoma Central Corp.	4,052	47,271
Alio Gold, Inc. (A)	9,897	24,604
Altius Minerals Corp.	9,700	104,998
Altus Group, Ltd.	11,740	287,279
Americas Silver Corp. (A)	8,321	29,894
Amerigo Resources, Ltd. (A)	34,600	28,042
Andrew Peller, Ltd., Class A	9,193	125,874
Asanko Gold, Inc. (A)	3,731	2,937
Athabasca Oil Corp. (A)	150,957	123,523
ATS Automation Tooling Systems, Inc. (A)	28,791	394,889
AutoCanada, Inc. (B)	8,443	136,922
Avigilon Corp. (A)	11,737	245,954
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
B2Gold Corp. (A)	169,780	$504,101
Badger Daylighting, Ltd. (B)	10,808	202,313
Balmoral Resources, Ltd. (A)	20,000	7,092
Baytex Energy Corp. (A)(B)	59,222	150,916
Bellatrix Exploration, Ltd. (A)	9,891	12,256
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd.	56,573	135,789
Bird Construction, Inc.	10,185	70,482
Black Diamond Group, Ltd. (B)	13,617	30,137
BlackPearl Resources, Inc. (A)	106,908	87,479
BMTC Group, Inc.	3,096	37,638
Bonavista Energy Corp.	81,137	84,096
Bonterra Energy Corp.	8,401	87,794
Boralex, Inc., Class A (B)	16,007	294,019
Brookfield Real Estate Services, Inc.	2,000	28,367
BRP, Inc.	9,440	330,974
BSM Technologies, Inc. (A)(B)	11,900	11,870
Calfrac Well Services, Ltd. (A)(B)	36,548	179,436
Calian Group, Ltd.	2,739	69,734
Callidus Capital Corp. (B)	4,449	30,961
Canaccord Genuity Group, Inc.	35,999	187,962
Canacol Energy, Ltd. (A)	37,069	122,196
Canadian Western Bank (B)	28,013	828,034
Canfor Corp. (A)	21,280	502,813
Canfor Pulp Products, Inc.	10,068	122,790
CanWel Building Materials Group, Ltd.	15,150	77,568
Capital Power Corp.	26,576	490,844
Capstone Mining Corp. (A)	129,433	139,197
Cara Operations, Ltd.	3,191	60,105
Cardinal Energy, Ltd. (B)	21,137	68,359
Cargojet, Inc.	900	43,478
Cascades, Inc.	23,355	289,207
Celestica, Inc. (A)	34,782	378,666
Centerra Gold, Inc. (A)	68,716	359,859
Centerra Gold, Inc. (New York Stock Exchange) (A)	1,244	6,520
Cervus Equipment Corp.	3,597	40,085
CES Energy Solutions Corp.	50,762	219,552
Chesswood Group, Ltd.	3,200	24,838
Chinook Energy, Inc. (A)(B)	38,191	5,506
Cineplex, Inc. (B)	17,505	449,766
Clearwater Seafoods, Inc.	7,000	27,003
Cogeco Communications, Inc.	1,996	112,493
Cogeco, Inc.	1,592	88,954
Colliers International Group, Inc.	4,265	268,224
Colliers International Group, Inc. (New York Stock Exchange)	4,844	304,418
Computer Modelling Group, Ltd.	23,633	165,387
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Cona Resources, Ltd.	14,100	$21,427
Continental Gold, Inc. (A)	40,176	119,288
Copper Mountain Mining Corp. (A)(B)	41,468	39,102
Corby Spirit and Wine, Ltd.	3,744	59,784
Corridor Resources, Inc. (A)	11,000	6,858
Corus Entertainment, Inc., B Shares (B)	23,832	149,321
Cott Corp.	34,619	503,691
Cott Corp. (New York Stock Exchange)	3,270	47,579
Crew Energy, Inc. (A)	49,048	58,864
CRH Medical Corp. (A)	18,492	53,176
Delphi Energy Corp. (A)	58,867	41,288
Denison Mines Corp. (A)	139,019	63,919
Detour Gold Corp. (A)	20,246	184,600
DHX Media, Ltd.	47,308	144,151
DIRTT Environmental Solutions (A)	17,908	73,268
Dorel Industries, Inc., Class B	8,944	201,505
DREAM Unlimited Corp., Class A (A)	3,800	22,151
Dundee Precious Metals, Inc. (A)	46,670	111,292
ECN Capital Corp.	11,948	32,496
EcoSynthetix, Inc. (A)(B)	3,185	5,212
E-L Financial Corp., Ltd.	174	108,879
Eldorado Gold Corp.	175,508	188,748
Endeavour Silver Corp. (A)	1,400	3,080
Enercare, Inc.	25,390	363,477
Enerflex, Ltd.	26,202	329,363
Enerplus Corp.	43,500	481,036
Enghouse Systems, Ltd.	4,682	242,456
Ensign Energy Services, Inc.	44,538	227,688
Entertainment One, Ltd.	47,418	197,279
Epsilon Energy, Ltd. (A)	19,200	36,808
Equitable Group, Inc.	3,298	157,884
Essential Energy Services, Ltd. (A)	57,270	28,117
Evertz Technologies, Ltd.	7,817	107,216
Exchange Income Corp. (B)	1,791	46,575
Exco Technologies, Ltd.	7,490	55,159
EXFO, Inc. (A)	8	35
EXFO, Inc. (Toronto Stock Exchange) (A)	1,146	5,046
Extendicare, Inc.	26,895	170,190
Fiera Capital Corp.	11,467	109,380
Firm Capital Mortgage Investment Corp.	6,400	65,087
First Majestic Silver Corp. (A)	32,881	174,245
First Mining Gold Corp. (A)	90,500	32,795
First National Financial Corp. (B)	4,398	94,321
FirstService Corp.	4,746	330,319
FirstService Corp. (New York Stock Exchange)	3,794	264,024
Fission Uranium Corp. (A)	84,816	45,607
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
Fortress Global Enterprises, Inc. (A)(B)	2,404	$6,838
Fortuna Silver Mines, Inc. (A)	45,567	205,961
Fraser Papers, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd.	19,081	186,468
Gamehost, Inc.	4,700	38,092
GDI Integrated Facility Services, Inc. (A)	1,700	20,892
Gear Energy, Ltd. (A)	30,000	16,833
Genesis Land Development Corp.	1,561	4,294
Genworth MI Canada, Inc. (B)	14,623	444,889
Gibson Energy, Inc.	31,859	414,127
Glacier Media, Inc. (A)	8,800	4,458
Gluskin Sheff + Associates, Inc.	7,742	89,173
GMP Capital, Inc. (A)	17,308	46,804
goeasy, Ltd.	1,934	58,674
Golden Star Resources, Ltd. (A)	85,896	60,245
Golden Star Resources, Ltd. (New York Stock Exchange) (A)	13,800	9,695
Gran Tierra Energy, Inc. (A)	117,929	294,087
Granite Oil Corp.	7,935	13,975
Great Canadian Gaming Corp. (A)	13,834	357,170
Great Panther Silver, Ltd. (A)(B)	34,334	39,867
Great Panther Silver, Ltd. (New York Stock Exchange) (A)	1,300	1,508
Guardian Capital Group, Ltd., Class A	1,800	35,882
Guyana Goldfields, Inc. (A)	41,436	160,810
Hanfeng Evergreen, Inc. (A)(C)	3,700	14
Heroux-Devtek, Inc. (A)	9,143	108,587
High Liner Foods, Inc.	6,243	52,933
Home Capital Group, Inc. (A)	17,148	211,009
Horizon North Logistics, Inc.	36,326	51,522
Hudbay Minerals, Inc.	77,782	598,276
Hudson's Bay Company (B)	19,500	148,621
IAMGOLD Corp. (A)	132,574	697,377
IBI Group, Inc. (A)	3,200	19,850
Imperial Metals Corp. (A)(B)	20,280	37,456
Imvescor Restaurant Group, Inc.	3,800	11,816
Indigo Books & Music, Inc. (A)	700	10,910
Information Services Corp.	2,500	33,023
Innergex Renewable Energy, Inc.	29,227	304,752
Interfor Corp. (A)	22,629	429,408
International Tower Hill Mines, Ltd. (A)(B)	4,097	1,852
Intertape Polymer Group, Inc.	14,329	229,474
Iron Bridge Resources, Inc. (A)	49,317	21,138
Just Energy Group, Inc.	29,930	144,379
KAB Distribution, Inc. (A)(C)	18,405	0
K-Bro Linen, Inc.	2,386	69,654
Kelt Exploration, Ltd. (A)	38,455	204,382
Kinaxis, Inc. (A)	2,341	158,590
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Kingsway Financial Services, Inc. (A)	2,175	$10,509
Kirkland Lake Gold, Ltd.	42,131	661,252
Klondex Mines, Ltd. (A)(B)	45,140	62,616
Knight Therapeutics, Inc. (A)	27,733	167,496
KP Tissue, Inc.	1,200	11,933
Labrador Iron Ore Royalty Corp.	6,400	125,536
Largo Resources, Ltd. (A)(B)	20,500	18,372
Laurentian Bank of Canada	10,806	427,878
Leagold Mining Corp. (A)(B)	15,200	34,233
Leon's Furniture, Ltd.	7,041	98,383
Lightstream Resources, Ltd. (A)(C)	75,972	6,809
Liquor Stores N.A., Ltd.	8,076	75,398
Lucara Diamond Corp.	95,630	169,916
Lundin Gold, Inc. (A)(B)	13,600	53,522
Magellan Aerospace Corp.	4,483	70,326
Mainstreet Equity Corp. (A)	1,722	53,571
Major Drilling Group International, Inc. (A)	22,638	114,496
Mandalay Resources Corp.	99,178	18,936
Marathon Gold Corp. (A)	15,600	11,671
Martinrea International, Inc.	24,094	277,892
Maxim Power Corp. (A)	6,300	12,765
Mediagrif Interactive Technologies, Inc.	1,800	14,855
Medical Facilities Corp.	9,330	110,081
MEG Energy Corp. (A)	54,584	214,389
Melcor Developments, Ltd.	4,800	51,995
Mitel Networks Corp. (A)	20,602	168,740
Morguard Corp.	878	119,055
Morneau Shepell, Inc.	13,961	255,676
Mountain Province Diamonds, Inc. (A)(B)	3,300	8,692
MTY Food Group, Inc.	4,841	192,063
Mullen Group, Ltd.	30,550	351,401
Nautilus Minerals, Inc. (A)	50,929	10,518
Nevsun Resources, Ltd.	72,285	157,729
New Flyer Industries, Inc.	10,330	458,700
New Gold, Inc. (A)	140,306	353,171
Newalta Corp. (A)(B)	21,912	16,222
Norbord, Inc.	2,247	75,875
North American Energy Partners, Inc.	3,335	16,893
Northland Power, Inc.	6,989	119,933
NuVista Energy, Ltd. (A)	53,805	335,023
Obsidian Energy, Ltd. (A)	166,821	153,405
Orbite Technologies, Inc. (A)(C)	105,500	8,222
Osisko Gold Royalties, Ltd.	34,530	334,752
Painted Pony Energy, Ltd. (A)(B)	27,028	37,913
Pan American Silver Corp.	40,779	617,151
Paramount Resources, Ltd., Class A (A)	25,426	341,602
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Canada (continued)
Parex Resources, Inc. (A)	41,004	$571,666
Parkland Fuel Corp.	24,802	559,939
Pason Systems, Inc.	13,887	191,985
Pengrowth Energy Corp. (A)(B)	148,974	107,969
PHX Energy Services Corp. (A)	11,019	18,892
Pine Cliff Energy, Ltd. (A)(B)	49,800	11,643
Pizza Pizza Royalty Corp.	6,978	77,002
Platinum Group Metals, Ltd. (A)	1,120	393
Points International, Ltd. (A)	3,410	35,609
Polaris Infrastructure, Inc.	3,800	58,753
Pollard Banknote, Ltd.	800	12,974
PolyMet Mining Corp. (A)(B)	20,250	25,092
Precision Drilling Corp. (A)	104,181	328,001
Premier Gold Mines, Ltd. (A)	37,845	92,607
Premium Brands Holdings Corp.	6,657	537,354
Pulse Seismic, Inc. (B)	17,551	42,264
Quarterhill, Inc.	36,398	62,403
Questerre Energy Corp., Class A (A)	41,900	27,428
Raging River Exploration, Inc. (A)	55,652	269,326
RB Energy, Inc. (A)	50,909	36
Reitmans Canada, Ltd., Class A	15,656	51,609
Richelieu Hardware, Ltd.	15,354	372,004
Rocky Mountain Dealerships, Inc.	6,328	60,952
Rogers Sugar, Inc.	27,887	134,523
Roxgold, Inc. (A)	38,700	34,080
Russel Metals, Inc.	19,286	442,923
Sabina Gold & Silver Corp. (A)	44,568	60,781
Sandstorm Gold, Ltd. (A)	51,879	238,129
Savaria Corp.	4,000	51,590
Seabridge Gold, Inc. (A)	2,300	24,627
Secure Energy Services, Inc.	50,904	322,117
SEMAFO, Inc. (A)	86,252	229,880
ShawCor, Ltd.	18,378	377,528
Sherritt International Corp. (A)	116,142	109,517
Sienna Senior Living, Inc. (B)	14,226	190,796
Sierra Metals, Inc. (A)	4,000	9,258
Sierra Wireless, Inc. (A)	10,125	161,912
Sleep Country Canada Holdings, Inc. (D)	5,046	123,555
Solium Capital, Inc. (A)	11,329	96,145
Spartan Energy Corp. (A)	38,455	163,626
Sprott Resource Holdings, Inc. (A)	137,010	14,948
Sprott, Inc.	56,751	146,389
SSR Mining, Inc. (A)	39,997	332,893
Stantec, Inc.	10,474	262,911
Stella-Jones, Inc.	12,106	450,484
Stornoway Diamond Corp. (A)	43,566	20,371
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Strad Energy Services, Ltd. (A)	8,902	$10,753
Street Capital Group, Inc. (A)(B)	13,900	9,424
Stuart Olson, Inc.	7,100	36,850
Student Transportation, Inc. (B)	25,690	193,196
SunOpta, Inc. (A)	22,645	158,826
SunOpta, Inc. (New York Stock Exchange) (A)	2,100	14,595
Superior Plus Corp.	45,440	447,247
Surge Energy, Inc. (B)	91,176	136,423
Tamarack Valley Energy, Ltd. (A)	21,497	43,724
Taseko Mines, Ltd. (A)	53,246	65,562
Taseko Mines, Ltd. (New York Stock Exchange) (A)	5,290	6,427
Teranga Gold Corp. (A)	22,976	66,070
TFI International, Inc.	24,278	617,167
The Descartes Systems Group, Inc. (A)	16,906	447,946
The Intertain Group, Ltd. (A)	3,000	33,526
The Jean Coutu Group PJC, Inc., Class A	6,232	117,967
The North West Company, Inc.	12,630	269,785
The Stars Group, Inc. (A)	6,200	170,558
Theratechnologies, Inc. (A)	15,900	87,728
Timbercreek Financial Corp.	6,312	45,500
TMX Group, Ltd.	10,805	645,925
TORC Oil & Gas, Ltd.	36,842	175,424
Toromont Industries, Ltd.	15,035	675,005
Torstar Corp., Class B	17,964	22,679
Total Energy Services, Inc.	14,506	156,003
TransAlta Corp.	83,976	468,569
TransAlta Renewables, Inc.	26,287	237,222
Transcontinental, Inc., Class A	20,010	376,591
TransGlobe Energy Corp. (A)	20,792	27,059
Trevali Mining Corp. (A)	166,930	196,434
Trican Well Service, Ltd. (A)	112,770	276,828
Tricon Capital Group, Inc.	26,572	217,844
Trinidad Drilling, Ltd. (A)	75,266	107,925
Trisura Group, Ltd. (A)	700	13,769
Uni-Select, Inc.	13,505	242,694
UrtheCast Corp. (A)	16,800	13,354
Valener, Inc.	12,546	200,627
Vecima Networks, Inc.	1,797	12,954
Wajax Corp.	6,547	114,899
Wesdome Gold Mines, Ltd. (A)	36,961	53,863
Western Energy Services Corp. (A)	26,726	24,160
Western Forest Products, Inc.	112,882	240,156
WestJet Airlines, Ltd.	1,400	28,203
Westport Fuel Systems, Inc. (A)	2,300	6,141
Westshore Terminals Investment Corp.	15,865	308,349
Whitecap Resources, Inc.	53,262	313,379
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
Canada (continued)
Winpak, Ltd.	8,836	$336,652
Xtreme Drilling Corp. (A)	5,159	8,805
Yamana Gold, Inc.	65,902	191,564
Yangarra Resources, Ltd. (A)	13,200	45,879
Yellow Pages, Ltd. (A)(B)	7,914	42,863
ZCL Composites, Inc.	9,830	84,113
Zenith Capital Corp. (A)(C)	5,300	909
China 0.1%		799,208
Bund Center Investment, Ltd.	55,500	32,492
China Chuanglian Education Financial Group, Ltd. (A)	948,000	14,081
China Gold International Resources Corp., Ltd. (A)	71,482	164,333
Delong Holdings, Ltd. (A)	6,900	21,501
FIH Mobile, Ltd.	768,000	214,574
Goodbaby International Holdings, Ltd.	283,000	166,076
Microport Scientific Corp.	65,000	64,354
New Sports Group, Ltd. (A)	167,500	15,362
Sino Gas & Energy Holdings, Ltd. (A)	564,204	79,424
Sino Grandness Food Industry Group, Ltd. (A)(B)	140,799	20,754
Sky Light Holdings, Ltd.	52,000	6,257
Denmark 2.1%		13,249,918
ALK-Abello A/S	1,619	190,435
Alm Brand A/S	19,494	220,290
Ambu A/S, Series B	37,345	719,801
Bang & Olufsen A/S (A)	10,302	294,602
Bavarian Nordic A/S (A)	7,896	317,176
Brodrene Hartmann A/S	809	44,838
Columbus A/S	19,422	47,385
D/S Norden A/S (A)	8,232	157,606
Dfds A/S	8,410	463,159
FLSmidth & Company A/S	10,624	721,622
Fluegger A/S, B Shares	225	12,924
GN Store Nord A/S	35,757	1,233,399
H+H International A/S, Class B (A)	3,161	78,738
Harboes Bryggeri A/S, Class B	1,452	20,957
IC Group A/S	2,299	52,460
Jeudan A/S (A)(B)	397	51,144
Jyske Bank A/S	15,350	905,895
Matas A/S	3,775	41,830
Nilfisk Holding A/S (A)	7,602	384,644
NKT A/S (A)	8,273	289,190
NNIT A/S (D)	2,476	73,496
Nordjyske Bank A/S	2,607	51,844
Parken Sport & Entertainment A/S	1,137	12,865
Per Aarsleff Holding A/S	5,190	185,792
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Denmark (continued)
Ringkjoebing Landbobank A/S	5,970	$326,785
Rockwool International A/S, A Shares	380	101,440
Rockwool International A/S, B Shares	2,181	644,650
Royal Unibrew A/S	11,745	720,705
RTX A/S	2,386	61,358
Santa Fe Group A/S (A)	4,792	33,225
Scandinavian Tobacco Group A/S (D)	2,569	50,439
Schouw & Company A/S	3,669	382,492
SimCorp A/S	10,985	686,812
Solar A/S, B Shares	1,498	100,138
Spar Nord Bank A/S	26,888	304,093
Sydbank A/S	21,448	837,224
TDC A/S	180,001	1,465,704
Tivoli A/S	271	27,373
TK Development A/S (A)(B)	17,289	19,617
Topdanmark A/S (A)	14,908	732,545
United International Enterprises	482	102,671
Vestjysk Bank A/S (A)	22,576	10,105
Zealand Pharma A/S (A)(B)	4,570	70,450
Faeroe Islands 0.0%		17,513
BankNordik P/F	953	17,513
Finland 2.6%		16,563,322
Afarak Group OYJ (A)	11,970	14,971
Ahtium PLC (A)(C)	90,559	335
Aktia Bank OYJ	8,469	97,712
Alma Media OYJ	11,325	107,790
Amer Sports OYJ (A)	32,196	970,769
Apetit OYJ	1,524	27,424
Asiakastieto Group OYJ (D)	559	17,480
Aspo OYJ	5,505	64,820
Atria OYJ	3,641	58,676
BasWare OYJ (A)(B)	2,688	144,475
Bittium OYJ	10,462	69,578
Cargotec OYJ, B Shares	12,137	685,844
Caverion OYJ (A)	25,539	200,822
Citycon OYJ	120,389	281,223
Cramo OYJ	10,826	253,277
Digia OYJ	3,370	8,971
Elisa OYJ	29,161	1,252,650
Ferratum OYJ	2,110	70,583
Finnair OYJ	19,718	292,568
Fiskars OYJ ABP	9,749	271,047
F-Secure OYJ	25,386	108,162
HKScan OYJ, A Shares	11,127	42,771
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
Finland (continued)
Huhtamaki OYJ	26,131	$1,104,319
Ilkka-Yhtyma OYJ	2,083	8,643
Kemira OYJ	34,890	476,223
Kesko OYJ, A Shares	4,901	280,099
Kesko OYJ, B Shares	17,955	1,044,762
Konecranes OYJ	14,408	634,418
Lassila & Tikanoja OYJ	8,112	176,040
Metsa Board OYJ	58,883	520,269
Metso OYJ	24,221	773,592
Nokian Renkaat OYJ	31,696	1,452,854
Olvi OYJ, A Shares	4,110	143,855
Oriola OYJ, B Shares	34,443	108,684
Orion OYJ, Class A	5,600	208,041
Outokumpu OYJ	90,690	730,601
Outotec OYJ (A)	50,915	506,335
Pihlajalinna OYJ	643	10,993
Ponsse OYJ	2,655	89,041
Poyry OYJ (A)	12,889	79,725
QT Group OYJ (A)	2,996	20,776
Raisio OYJ	29,283	140,285
Ramirent OYJ	24,377	232,520
Rapala VMC OYJ	617	2,407
Raute OYJ, A Shares	728	27,310
Revenio Group OYJ	1,456	65,448
Sanoma OYJ	23,627	284,730
SRV Group OYJ	8,532	33,234
Stockmann OYJ ABP, A Shares (A)	1,949	9,710
Stockmann OYJ ABP, B Shares (A)(B)	10,220	48,067
Technopolis OYJ	44,950	216,483
Teleste OYJ	2,221	19,199
Tieto OYJ	14,792	523,859
Tikkurila OYJ	9,728	188,728
Tokmanni Group Corp.	4,577	43,420
Uponor OYJ	15,403	274,276
Vaisala OYJ, A Shares	2,696	134,951
Valmet OYJ	25,328	541,502
YIT OYJ	42,644	365,975
France 4.9%		31,320,202
ABC arbitrage	8,824	77,014
Actia Group (B)	2,573	23,599
Air France-KLM (A)	40,150	473,796
Akka Technologies	1,746	118,788
Albioma SA	6,640	165,963
Altamir	5,040	92,112
Alten SA	7,597	730,365
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Altran Technologies SA	42,703	$773,449
Amplitude Surgical SAS (A)	4,624	20,380
Antalis International SAS (A)	2,714	6,130
APRIL SA	6,582	115,814
Archos (A)	432	613
Assystem	3,035	113,915
Aubay	2,137	98,076
Axway Software SA	2,311	55,097
Bastide le Confort Medical	733	43,929
Beneteau SA	11,528	269,407
Bigben Interactive	3,177	48,436
Boiron SA	2,245	186,994
Bonduelle SCA	4,356	190,495
Bourbon Corp. (B)	4,510	36,477
Burelle SA	85	145,216
Casino Guichard Perrachon SA	5,970	323,396
Catering International Services	1,089	23,593
Cegedim SA (A)	1,780	84,530
CGG SA (A)(B)	18,276	31,678
Chargeurs SA	5,406	165,565
Cie des Alpes	2,539	98,135
Cie Plastic Omnium SA	15,147	709,512
Coface SA	25,025	291,512
Derichebourg SA	22,002	197,255
Devoteam SA	1,595	152,791
Edenred	41,395	1,452,384
Electricite de Strasbourg SA	286	47,257
Elior Group SA (D)	19,336	423,249
Elis SA	12,512	319,892
Eramet (A)	2,159	337,742
Esso SA Francaise (A)	871	49,320
Etablissements Maurel et Prom (A)	9,152	39,135
Europcar Groupe SA (D)	7,686	106,529
Eutelsat Communications SA	15,347	358,536
Exel Industries SA, A Shares	343	49,528
Faurecia SA	2,465	206,102
Fleury Michon SA	344	19,544
Fnac Darty SA (A)	5,255	588,159
Gaumont SA	489	79,785
Gaztransport Et Technigaz SA	5,930	378,476
GEA	126	15,946
Getlink SE	38,547	495,790
GL Events	2,191	67,510
Groupe Crit	997	91,370
Groupe Flo (A)	30,765	10,176
Groupe Gorge (A)	1,438	30,050
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
France (continued)
Groupe Open	1,805	$78,571
Guerbet	1,640	129,050
Haulotte Group SA	3,951	90,085
HERIGE SADCS	539	27,578
HiPay Group SA (A)	1,631	27,763
ID Logistics Group (A)	507	85,547
Imerys SA	4,421	450,935
Ingenico Group SA	10,950	950,020
Interparfums SA	2,543	109,042
IPSOS	10,785	413,366
Jacquet Metal Service	4,366	158,058
Kaufman & Broad SA	3,576	184,494
Korian SA	13,159	429,286
Lagardere SCA	36,324	1,066,446
Laurent-Perrier	809	95,117
Le Belier	517	39,435
Lectra	5,145	145,663
Linedata Services	957	43,042
LISI	4,899	217,596
LNA Sante SA	1,630	114,711
Maisons du Monde SA (D)	1,561	66,138
Maisons France Confort SA	1,083	70,418
Manitou BF SA	3,046	135,415
Manutan International	731	82,849
Mersen SA	3,712	181,194
METabolic EXplorer SA (A)	8,100	22,473
Metropole Television SA	6,417	182,467
MGI Coutier	3,689	141,248
Naturex (A)	1,879	222,557
Neopost SA	10,560	306,864
Nexans SA	7,963	419,624
Nexity SA	10,836	676,848
Nicox (A)(B)	6,072	68,678
NRJ Group (A)	5,323	57,627
Oeneo SA	7,816	101,948
Onxeo SA (A)(B)	11,077	21,240
Onxeo SA (Copenhagen Stock Exchange) (A)	2,056	3,954
Orpea	5,755	690,746
Parrot SA (A)	4,620	43,153
Pierre & Vacances SA (A)	1,671	83,020
Plastivaloire	1,440	33,260
PSB Industries SA	506	28,041
Rallye SA	7,709	141,026
Recylex SA (A)(B)	4,454	61,355
Rexel SA	67,387	1,183,523
Robertet SA	258	133,911
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Rothschild & Company	4,666	$172,656
Rubis SCA	25,498	1,824,360
Samse SA	285	59,466
Sartorius Stedim Biotech	4,928	436,775
Savencia SA	1,381	139,580
Seche Environnement SA	1,291	46,492
Sequana SA (A)(B)	13,574	12,174
Societe Marseillaise du Tunnel Prado-Carenage SA	219	7,150
SOITEC (A)	5,261	411,922
Solocal Group (A)(B)	127,202	181,542
Somfy SA	1,930	209,786
Sopra Steria Group	4,374	849,464
SPIE SA	12,387	304,919
Ste Industrielle d'Aviation Latecoere SA (A)	19,817	117,810
Stef SA	1,010	116,216
Synergie SA	2,704	168,212
Tarkett SA	3,863	140,574
Technicolor SA	88,478	200,220
Teleperformance	3,093	440,462
Television Francaise 1	18,691	263,534
Tessi SA (A)	520	110,645
TFF Group	676	39,175
Thermador Groupe	1,026	156,624
Touax SCA (A)	979	12,788
Trigano SA	2,414	429,124
Ubisoft Entertainment SA (A)	23,576	1,938,804
Union Financiere de France BQE SA	877	33,911
Vallourec SA (A)(B)	81,681	439,166
Valneva SE (A)(B)	15,085	63,760
Vetoquinol SA	1,028	66,439
Vicat SA	5,563	444,636
VIEL & Cie SA	6,888	44,186
Vilmorin & Cie SA	1,679	152,499
Virbac SA (A)	937	139,696
Vranken-Pommery Monopole SA	828	24,312
Worldline SA (A)(D)	1,478	75,229
Gabon 0.0%		38,132
Total Gabon	211	38,132
Georgia 0.1%		486,404
BGEO Group PLC	10,443	486,404
Germany 5.7%		36,447,815
Aareal Bank AG	16,689	811,786
Adler Modemaerkte AG (A)	2,325	16,384
ADLER Real Estate AG (A)	3,743	59,609
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Germany (continued)
ADO Properties SA (D)	5,927	$307,954
ADVA Optical Networking SE (A)	11,973	90,498
AIXTRON SE (A)	17,077	339,028
All for One Steeb AG	87	7,442
Allgeier SE	1,638	52,395
Amadeus Fire AG	1,391	148,156
Atoss Software AG	232	25,311
Aurubis AG	11,266	943,621
Axel Springer SE	5,548	499,570
Basler AG	410	99,517
Bauer AG	3,326	87,777
BayWa AG	4,458	160,663
Bechtle AG	7,118	604,557
Bertrandt AG	1,317	153,886
Bijou Brigitte AG	1,177	68,689
Bilfinger SE	9,092	412,586
Borussia Dortmund GmbH & Company KGaA	17,484	127,141
CANCOM SE	4,378	422,216
Carl Zeiss Meditec AG	7,782	479,561
CENIT AG	2,412	60,100
CENTROTEC Sustainable AG	2,623	45,755
Cewe Stiftung & Company KGaA	1,335	136,108
comdirect bank AG	7,710	109,451
CompuGroup Medical SE	5,811	329,571
CropEnergies AG	7,965	60,515
CTS Eventim AG & Company KGaA	10,094	490,050
Data Modul AG	635	57,866
DEAG Deutsche Entertainment AG (A)	3,471	11,371
Delticom AG	2,124	28,620
Deutsche Beteiligungs AG	3,161	168,979
Deutsche EuroShop AG	8,483	306,067
Deutsche Pfandbriefbank AG (D)	18,158	315,822
Deutz AG	36,545	339,663
DIC Asset AG	12,755	168,111
Diebold Nixdorf AG (A)	995	82,129
DMG Mori AG	7,212	402,099
Dr Hoenle AG	1,598	126,070
Draegerwerk AG & Company KGaA	970	75,810
Duerr AG	6,252	764,660
Eckert & Ziegler AG	1,622	70,186
Elmos Semiconductor AG	2,876	95,245
ElringKlinger AG (B)	7,805	161,080
Euromicron AG (A)	2,304	21,836
Fielmann AG	1,549	127,645
First Sensor AG (A)	680	21,992
Francotyp-Postalia Holding AG	2,607	12,526
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
Freenet AG	35,959	$1,242,647
FUCHS PETROLUB SE	1,911	99,629
Gerresheimer AG	8,756	670,212
Gerry Weber International AG (B)	6,184	61,238
Gesco AG	2,765	101,634
GFT Technologies SE	3,876	64,171
Grammer AG	3,428	214,249
GRENKE AG	4,158	452,943
H&R GmbH & Company KGaA (A)	3,701	61,152
Hamburger Hafen und Logistik AG	6,944	169,883
Heidelberger Druckmaschinen AG (A)	64,157	238,661
Hella GmbH & Company KGaA	6,145	415,530
HolidayCheck Group AG (A)	7,724	27,355
Hornbach Baumarkt AG	1,951	72,705
HUGO BOSS AG	11,700	1,041,415
Indus Holding AG	5,779	429,940
Intershop Communications AG (A)	2,654	6,793
Isra Vision AG	963	233,396
IVU Traffic Technologies AG (A)	5,399	32,179
Jenoptik AG	15,115	518,978
K+S AG	36,916	1,028,032
Kloeckner & Company SE	21,320	274,170
Koenig & Bauer AG	4,359	382,513
Krones AG	3,797	512,459
KSB SE & Company KGaA	73	41,286
KWS Saat SE	551	225,267
LANXESS AG	14,422	1,196,686
LEG Immobilien AG	12,817	1,330,567
Leifheit AG	1,000	36,038
Leoni AG	9,119	620,117
LPKF Laser & Electronics AG (A)	124	1,338
Manz AG (A)	1,315	55,193
MasterFlex SE	414	4,800
Mediclin AG (A)	8,179	58,603
Medigene AG (A)	5,784	124,769
METRO AG	19,297	376,355
MLP SE	16,444	108,458
Nemetschek SE	5,040	515,034
Nexus AG	3,187	97,909
Nordex SE (A)(B)	17,867	205,283
Norma Group SE	8,179	599,550
OHB SE	2,007	98,391
OSRAM Licht AG	12,539	990,034
paragon AG (B)	613	54,494
PATRIZIA Immobilien AG (A)	12,368	276,599
Pfeiffer Vacuum Technology AG	1,677	298,448
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Germany (continued)
PNE Wind AG	19,837	$71,339
PSI Software AG	2,258	49,493
Puma SE	583	255,402
PVA TePla AG (A)	1,400	24,624
QSC AG	22,475	39,994
R Stahl AG	823	29,878
Rational AG	343	221,935
Rheinmetall AG	10,997	1,451,932
RHOEN-KLINIKUM AG	9,077	316,526
RIB Software SE	6,795	251,466
SAF-Holland SA	13,030	285,435
Salzgitter AG	10,418	594,126
Schaltbau Holding AG (A)	1,868	57,836
SHW AG	1,989	87,198
Siltronic AG (A)	2,865	418,042
Sixt Leasing SE	1,558	34,119
Sixt SE	3,273	344,095
SMA Solar Technology AG	3,049	182,844
SMT Scharf AG (A)	1,261	20,379
Softing AG	2,069	25,086
Software AG	13,916	730,517
STRATEC Biomedical AG	154	13,830
Stroeer SE & Company KGaA	6,630	470,097
Suedzucker AG	20,769	372,278
SUESS MicroTec SE (A)	6,836	123,855
Surteco SE	1,666	53,513
TAG Immobilien AG	34,766	658,016
Takkt AG	9,237	242,829
Technotrans AG	1,917	96,475
Tele Columbus AG (A)(D)	8,615	95,723
TLG Immobilien AG	16,879	449,911
Tom Tailor Holding SE (A)	7,820	87,614
Traffic Systems SE	1,525	33,818
Uniper SE	10,892	330,757
VERBIO Vereinigte BioEnergie AG	7,686	44,825
Vossloh AG (A)	2,693	123,068
VTG AG	2,456	120,852
Wacker Chemie AG	2,993	507,641
Wacker Neuson SE	8,617	306,799
Washtec AG	3,461	286,513
Wuestenrot & Wuerttembergische AG	4,244	118,541
XING SE	783	243,817
Gibraltar 0.0%		190,848
888 Holdings PLC	48,624	190,848
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Greece 0.0%		$91
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	91
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		2,078
GronlandsBANKEN A/S	20	2,078
Guernsey, Channel Islands 0.0%		45,908
Raven Russia, Ltd. (A)	72,697	45,908
Hong Kong 2.8%		18,167,693
Aeon Credit Service Asia Company, Ltd.	46,000	36,356
Aeon Stores Hong Kong Company, Ltd.	22,000	13,843
Agritrade Resources, Ltd.	840,000	140,936
Alco Holdings, Ltd.	54,000	10,615
Allied Group, Ltd.	18,000	112,713
Allied Properties HK, Ltd.	546,000	112,401
Alltronics Holdings, Ltd.	45,000	14,291
APAC Resources, Ltd.	14,781	2,709
Applied Development Holdings, Ltd. (A)	555,000	45,980
APT Satellite Holdings, Ltd.	118,500	52,213
Asia Financial Holdings, Ltd.	94,000	57,601
Asia Investment Finance Group, Ltd. (A)	830,000	12,817
Asia Satellite Telecommunications Holdings, Ltd.	38,220	33,900
Asia Standard International Group, Ltd.	168,000	45,156
Asiasec Properties, Ltd.	47,000	12,535
Associated International Hotels, Ltd.	26,000	83,772
Auto Italia Holdings (A)	950,000	13,207
Beijing Gas Blue Sky Holdings, Ltd. (A)	1,048,000	78,652
BOE Varitronix, Ltd.	95,000	49,865
Bonjour Holdings, Ltd. (A)	635,000	20,264
Bossini International Holdings	246,000	12,099
Bright Smart Securities & Commodities Group, Ltd.	150,000	50,170
Brightoil Petroleum Holdings, Ltd. (A)(C)	721,000	124,375
Brockman Mining, Ltd. (A)	855,430	12,125
Burwill Holdings, Ltd. (A)	1,216,000	45,351
Cafe de Coral Holdings, Ltd.	92,000	232,873
Camsing International Holding, Ltd. (A)	84,000	62,861
Cash Financial Services Group, Ltd. (A)	420,000	9,781
CCT Fortis Holdings, Ltd.	72,000	8,901
CCT Land Holdings, Ltd. (A)	16,480,000	21,058
Century City International Holdings, Ltd.	452,000	41,924
CGN Mining Company, Ltd.	300,000	20,687
Champion Technology Holdings, Ltd. (A)	49,300	5,576
Chen Hsong Holdings	40,000	11,501
Chevalier International Holdings, Ltd.	45,524	73,251
China Best Group Holding, Ltd. (A)	1,400,000	16,367
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Hong Kong (continued)
China Display Optoelectronics Technology Holdings, Ltd.	176,000	$19,408
China Energy Development Holdings, Ltd. (A)	1,256,000	14,413
China Ever Grand Financial Leasing Group Company, Ltd. (A)	1,760,000	9,824
China Flavors & Fragrances Company, Ltd.	68,000	17,266
China Fortune Financial Group, Ltd. (A)	394,000	8,047
China Goldjoy Group, Ltd.	1,100,000	87,939
China HKBridge Holdings, Ltd. (A)	102,000	37,750
China LNG Group, Ltd. (A)(B)	314,000	52,621
China Shandong Hi-Speed Financial Group, Ltd. (A)(B)	342,000	14,134
China Soft Power Technology Holdings, Ltd. (A)	756,000	13,340
China Solar Energy Holdings, Ltd. (A)(C)	127,000	2,921
China Star Entertainment, Ltd. (A)	126,000	8,188
China Strategic Holdings, Ltd. (A)	3,592,500	41,287
China Ting Group Holdings, Ltd.	384,000	19,316
Chinese Estates Holdings, Ltd.	106,000	164,569
Chinney Investments, Ltd.	36,000	15,548
Chong Hing Bank, Ltd.	7,000	14,669
Chow Sang Sang Holdings International, Ltd.	86,000	194,785
Chuang's China Investments, Ltd.	210,000	15,730
Chuang's Consortium International, Ltd.	340,021	79,583
CITIC Telecom International Holdings, Ltd.	446,000	128,200
CK Life Sciences International Holdings, Inc.	890,000	67,596
CMMB Vision Holdings, Ltd. (A)	296,000	10,175
CNQC International Holdings, Ltd.	85,000	29,480
Common Splendor International Health Industry Group, Ltd. (A)	436,000	46,773
Continental Holdings, Ltd. (A)	510,000	10,074
Convenience Retail Asia, Ltd.	68,000	32,876
Convoy Global Holdings, Ltd. (A)(C)	630,000	11,427
Cosmopolitan International Holdings, Ltd. (A)	260,000	26,450
Cowell e Holdings, Inc. (B)	112,000	38,280
CP Lotus Corp. (A)	280,000	5,016
Crocodile Garments (A)	106,000	11,513
CSI Properties, Ltd.	1,976,333	121,768
CST Group, Ltd. (A)	5,143,040	26,815
Dah Sing Banking Group, Ltd.	118,848	264,135
Dah Sing Financial Holdings, Ltd.	42,344	274,155
Dickson Concepts International, Ltd.	63,500	23,880
DMX Technologies Group, Ltd. (A)(C)	34,000	2,798
Dynamic Holdings, Ltd.	14,000	14,428
Eagle Nice International Holdings, Ltd.	46,000	21,580
EcoGreen International Group, Ltd.	76,000	14,063
eForce Holdings, Ltd. (A)	488,000	12,183
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd.	861,000	67,301
Emperor Entertainment Hotel, Ltd.	135,000	29,542
Emperor International Holdings, Ltd.	326,250	104,994
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Emperor Watch & Jewellery, Ltd.	1,270,000	$58,897
Enerchina Holdings, Ltd.	555,600	36,495
ENM Holdings, Ltd. (A)	216,000	19,029
eprint Group, Ltd.	12,000	1,275
Esprit Holdings, Ltd. (A)	549,550	215,532
eSun Holdings, Ltd. (A)	227,000	36,529
Fairwood Holdings, Ltd.	21,000	87,401
Far East Consortium International, Ltd.	349,478	197,201
Far East Holdings International, Ltd. (A)	321,000	38,278
First Pacific Company, Ltd.	396,000	245,748
First Shanghai Investments, Ltd. (A)	192,000	22,271
Fountain SET Holdings, Ltd.	188,000	25,394
Freeman FinTech Corp., Ltd. (A)	1,740,000	407,072
Future Bright Holdings, Ltd.	162,000	14,233
GCL New Energy Holdings, Ltd. (A)	1,544,000	95,801
Get Nice Financial Group, Ltd.	189,100	45,871
Get Nice Holdings, Ltd.	1,798,000	71,953
Giordano International, Ltd.	325,708	159,564
Global Brands Group Holding, Ltd. (A)	1,666,000	120,617
Glorious Sun Enterprises, Ltd.	146,000	16,930
Gold Peak Industries Holding, Ltd.	90,000	10,339
Gold-Finance Holdings, Ltd. (A)	150,000	61,400
Good Resources Holdings, Ltd. (A)	270,000	10,636
GR Properties, Ltd. (A)	62,000	8,196
Greentech Technology International, Ltd. (A)	510,000	7,838
G-Resources Group, Ltd. (A)	7,789,800	81,443
Guangnan Holdings, Ltd.	108,000	12,926
Guotai Junan International Holdings, Ltd.	664,600	202,038
Haitong International Securities Group, Ltd.	502,078	301,165
Hang Fung Gold Technology, Ltd. (A)(C)	310,000	0
Hanison Construction Holdings, Ltd.	143,631	27,446
Hao Tian Development Group, Ltd. (A)	451,733	17,567
Harbour Centre Development, Ltd.	37,500	71,879
HKBN, Ltd.	222,500	254,272
HKR International, Ltd.	201,600	124,516
Hoifu Energy Group, Ltd. (A)	120,000	16,489
Hon Kwok Land Investment Company, Ltd.	64,000	39,315
Hong Kong Aircraft Engineering Company, Ltd. (B)	12,000	72,922
Hong Kong Ferry Holdings Company, Ltd.	46,000	52,377
Hong Kong International Construction Investment Management Group Company, Ltd. (B)	152,000	39,980
Hong Kong Shanghai Alliance Holdings, Ltd.	58,000	5,160
Hong Kong Television Network, Ltd. (A)	75,000	30,647
Hong Kong Television Network, Ltd., ADR (A)	1,717	13,942
Hongkong Chinese, Ltd.	224,000	39,334
Hop Hing Group Holdings, Ltd.	920,000	23,146
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Hong Kong (continued)
Hopewell Holdings, Ltd.	142,500	$557,063
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	32,916
Huarong International Financial Holdings, Ltd. (A)	38,000	12,275
Huarong Investment Stock Corp., Ltd. (A)	140,000	25,059
Hung Hing Printing Group, Ltd.	76,216	16,192
Hutchison Telecommunications Hong Kong Holdings, Ltd. (B)	388,000	138,163
Imagi International Holdings, Ltd. (A)	117,281	8,511
International Housewares Retail Company, Ltd.	79,000	14,458
IPE Group, Ltd.	220,000	41,536
IRC, Ltd. (A)	864,666	20,869
IT, Ltd.	146,808	65,864
ITC Properties Group, Ltd.	122,170	40,534
Johnson Electric Holdings, Ltd.	95,000	374,870
Kader Holdings Company, Ltd.	248,000	53,619
Karrie International Holdings, Ltd.	130,000	20,330
Keck Seng Investments, Ltd.	1,000	873
Kerry Logistics Network, Ltd.	159,000	216,164
Kingmaker Footwear Holdings, Ltd.	54,000	15,204
Kowloon Development Company, Ltd.	108,000	114,577
Kwoon Chung Bus Holdings, Ltd.	20,000	11,299
Lai Sun Development Company, Ltd.	71,886	118,538
Lai Sun Garment International, Ltd.	31,000	50,808
Landsea Green Properties Company, Ltd.	204,000	25,903
Lifestyle International Holdings, Ltd.	170,000	249,161
Lippo China Resources, Ltd.	1,028,000	32,779
Lippo, Ltd.	31,250	18,713
Liu Chong Hing Investment, Ltd.	60,000	98,513
Luk Fook Holdings International, Ltd.	97,000	334,022
Lung Kee Bermuda Holdings, Ltd.	48,000	22,493
Magnificent Hotel Investment, Ltd.	438,000	12,861
Man Sang International, Ltd. (A)	126,000	8,582
Man Wah Holdings, Ltd.	351,200	322,727
Mandarin Oriental International, Ltd. (B)	35,000	75,480
Mason Group Holdings, Ltd. (A)	5,009,000	78,568
Master Glory Group, Ltd. (A)	2,330,662	28,140
Maxnerva Technology Services, Ltd. (A)	66,000	11,347
Midas International Holdings, Ltd.	440,000	18,526
Midland Holdings, Ltd. (A)	224,000	64,617
Midland IC&I, Ltd. (A)	148,000	6,820
Ming Fai International Holdings, Ltd.	41,000	6,386
Miramar Hotel & Investment Company, Ltd.	57,000	114,711
Modern Dental Group, Ltd.	68,000	20,703
Nameson Holdings, Ltd.	108,000	39,032
National Electronic Holdings	88,000	13,004
National United Resources Holdings, Ltd. (A)(C)	1,090,000	19,778
Neo-Neon Holdings, Ltd. (A)	134,000	11,852
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
NEW Concepts Holdings, Ltd. (A)	44,000	$22,775
New Times Energy Corp., Ltd. (A)	686,900	17,291
NewOcean Energy Holdings, Ltd. (A)	248,000	58,233
Next Digital, Ltd. (A)	276,000	12,292
Noble Group, Ltd. (A)(B)	207,680	26,592
OP Financial Investments, Ltd. (B)	348,000	171,176
Orange Sky Golden Harvest Entertainment Holdings, Ltd.	240,000	20,734
Orient Overseas International, Ltd.	52,500	489,044
Oriental Watch Holdings, Ltd.	190,000	48,068
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	40,508
Pacific Basin Shipping, Ltd. (A)	1,110,000	307,102
Pacific Plywood Holdings, Ltd. (A)	360,000	16,061
Pacific Textiles Holdings, Ltd.	193,000	184,702
Pak Fah Yeow International, Ltd.	20,000	8,692
Paliburg Holdings, Ltd.	101,380	42,603
Paradise Entertainment, Ltd. (A)	176,000	20,131
PC Partner Group, Ltd.	24,000	19,014
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Pearl Oriental Oil, Ltd. (A)	663,000	18,863
Perfect Shape Beauty Technology, Ltd.	92,000	13,666
Pico Far East Holdings, Ltd.	208,000	81,101
Playmates Holdings, Ltd.	640,000	83,299
Playmates Toys, Ltd.	164,000	25,715
Plover Bay Technologies, Ltd.	88,000	23,364
Polytec Asset Holdings, Ltd.	600,000	46,876
PT International Development Company, Ltd. (A)	271,327	16,460
Public Financial Holdings, Ltd.	94,000	40,629
PYI Corp., Ltd. (A)	1,336,801	25,348
Qianhai Health Holdings, Ltd. (A)	800,000	8,813
Realord Group Holdings, Ltd. (A)(B)	84,000	54,153
Regal Hotels International Holdings, Ltd. (B)	99,200	63,110
Regent Pacific Group, Ltd. (A)	450,000	22,033
Regina Miracle International Holdings, Ltd. (D)	67,000	58,430
Sa Sa International Holdings, Ltd.	244,507	111,679
SAS Dragon Holdings, Ltd.	84,000	27,992
SEA Holdings, Ltd.	68,484	138,439
Shenwan Hongyuan HK, Ltd.	120,000	39,956
Shougang Concord Grand Group, Ltd. (A)	863,000	22,714
Shun Ho Property Investments, Ltd.	7,227	2,686
Shun Tak Holdings, Ltd.	399,250	164,884
Silver Base Group Holdings, Ltd. (A)	387,000	33,337
Sincere Watch Hong Kong, Ltd. (A)	1,190,000	16,844
Sing Tao News Corp., Ltd.	58,000	7,696
Singamas Container Holdings, Ltd.	370,000	72,729
SITC International Holdings Company, Ltd.	241,000	260,058
Sitoy Group Holdings, Ltd.	135,000	29,272
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Hong Kong (continued)
SmarTone Telecommunications Holdings, Ltd.	108,589	$117,980
SOCAM Development, Ltd. (A)	108,927	25,327
Solartech International Holdings, Ltd. (A)(B)	540,000	46,044
Solomon Systech International, Ltd. (A)	504,000	22,228
Soundwill Holdings, Ltd.	25,500	50,310
South China Financial Holdings, Ltd. (A)	3,250,000	18,222
Stella International Holdings, Ltd.	132,500	185,674
Stelux Holdings International, Ltd.	200,000	16,109
Strong Petrochemical Holdings, Ltd. (B)	72,000	11,019
Success Universe Group, Ltd. (A)	360,000	11,749
Summit Ascent Holdings, Ltd. (A)(B)	210,000	24,586
Sun Hung Kai & Company, Ltd.	169,318	112,550
Sunwah Kingsway Capital Holdings, Ltd.	360,000	4,711
TAI Cheung Holdings, Ltd. (B)	115,000	132,985
Talent Property Group, Ltd. (A)	795,000	8,498
Tan Chong International, Ltd.	63,000	21,311
Tao Heung Holdings, Ltd. (B)	95,000	16,807
Television Broadcasts, Ltd.	91,900	302,743
Termbray Industries International Holdings, Ltd. (A)	94,000	5,447
Texwinca Holdings, Ltd.	198,000	108,140
The 13 Holdings, Ltd. (A)	18,000	5,280
The Cross-Harbour Holdings, Ltd.	57,000	93,099
The Grande Holdings, Ltd. (A)	120,000	21,592
The Hongkong & Shanghai Hotels, Ltd.	184,500	277,067
The United Laboratories International Holdings, Ltd. (A)	164,500	169,441
Theme International Holdings, Ltd. (A)	570,000	13,564
TK Group Holdings, Ltd.	48,000	33,760
TOM Group, Ltd. (A)	418,000	116,400
Town Health International Medical Group, Ltd. (C)	798,000	70,359
Tradelink Electronic Commerce, Ltd.	186,000	31,547
Transport International Holdings, Ltd.	61,600	184,482
Trinity, Ltd. (A)	408,000	39,304
TSC Group Holdings, Ltd. (A)	111,000	12,100
Tsui Wah Holdings, Ltd.	170,000	25,158
Union Medical Healthcare, Ltd.	59,000	25,410
Universe International Financial Holdings, Ltd. (A)	265,000	20,338
Up Energy Development Group, Ltd. (A)(C)	898,000	1,480
Upbest Group, Ltd.	8,000	1,130
Value Convergence Holdings, Ltd. (A)	172,000	48,751
Value Partners Group, Ltd.	122,000	114,358
Valuetronics Holdings, Ltd. (B)	84,150	60,778
Vanke Property Overseas, Ltd.	35,000	23,677
Vantage International Holdings, Ltd.	120,000	14,423
Vedan International Holdings, Ltd.	168,000	16,518
Victory City International Holdings, Ltd. (A)	674,701	11,966
Vitasoy International Holdings, Ltd.	208,000	541,425
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
VPower Group International Holdings, Ltd. (D)	35,000	$22,533
VS International Group, Ltd. (A)	290,000	9,690
VSTECS Holdings, Ltd.	218,400	123,399
VTech Holdings, Ltd.	30,700	421,219
Wai Kee Holdings, Ltd.	72,000	37,153
Wai Yuen Tong Medicine Holdings, Ltd. (A)	275,000	12,435
Wang On Group, Ltd.	1,780,000	23,537
Win Hanverky Holdings, Ltd.	152,000	15,439
Winfull Group Holdings, Ltd. (A)	1,368,000	29,714
Wing On Company International, Ltd.	23,000	84,334
Wing Tai Properties, Ltd.	68,000	51,602
Wonderful Sky Financial Group Holdings, Ltd.	46,000	7,878
Yat Sing Holdings, Ltd. (A)	525,000	38,143
Yeebo International Holding	74,000	24,321
YGM Trading, Ltd.	22,000	14,685
Yugang International, Ltd.	1,606,000	42,970
Yunfeng Financial Group, Ltd. (A)	22,000	13,888
ZH International Holdings, Ltd. (A)	320,000	12,672
India 0.0%		148,368
Vedanta Resources PLC	14,768	148,368
Ireland 0.8%		4,908,365
C&C Group PLC	57,412	202,220
Datalex PLC	4,124	15,770
FBD Holdings PLC (A)	8,155	119,057
Glanbia PLC	23,995	426,727
Grafton Group PLC	65,683	689,582
Greencore Group PLC	199,711	486,393
Hostelworld Group PLC (D)	6,486	35,565
IFG Group PLC	22,431	57,534
Independent News & Media PLC (A)	70,031	9,177
Irish Continental Group PLC	31,046	211,665
Kingspan Group PLC	29,680	1,253,935
Smurfit Kappa Group PLC	17,782	618,699
Tarsus Group PLC	10,899	45,561
UDG Healthcare PLC	64,335	736,480
Isle of Man 0.2%		1,341,616
GVC Holdings PLC	55,815	683,012
Hansard Global PLC	11,952	12,483
Playtech PLC	60,239	646,121
Israel 1.0%		6,291,188
ADO Group, Ltd. (A)	2,221	42,490
Africa Israel Properties, Ltd. (A)	4,092	100,259
Africa Israel Residences, Ltd.	512	11,224
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Israel (continued)
Airport City, Ltd. (A)	17,559	$208,424
Albaad Massuot Yitzhak, Ltd.	668	10,489
Allot Communications, Ltd. (A)	6,042	32,821
Alony Hetz Properties & Investments, Ltd.	7,312	70,505
Alrov Properties and Lodgings, Ltd.	2,216	73,813
Amot Investments, Ltd.	23,203	132,968
Arad, Ltd.	1,870	19,989
Arko Holdings, Ltd. (A)	45,202	24,687
Ashtrom Group, Ltd.	2,688	11,228
Ashtrom Properties, Ltd.	9,788	53,629
Atreyu Capital Markets, Ltd.	974	12,951
AudioCodes, Ltd. (A)	9,075	68,630
Avgol Industries 1953, Ltd. (A)	22,734	27,195
Azorim-Investment Development & Construction Company, Ltd. (A)	18,223	19,871
Bayside Land Corp.	189	88,101
Big Shopping Centers, Ltd.	1,037	68,913
Blue Square Real Estate, Ltd.	1,517	58,807
Camtek, Ltd.	2,160	14,126
Carasso Motors, Ltd.	1,613	11,395
Castro Model, Ltd.	317	8,464
Cellcom Israel, Ltd. (A)	12,876	105,852
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	1,000	8,170
Ceragon Networks, Ltd. (A)	14,289	41,009
Clal Biotechnology Industries, Ltd. (A)	10,503	9,481
Clal Insurance Enterprises Holdings, Ltd. (A)	6,677	120,788
Cohen Development & Industrial Buildings, Ltd.	330	7,566
Compugen, Ltd. (A)	14,225	53,492
Danel Adir Yeoshua, Ltd.	521	25,313
Delek Automotive Systems, Ltd.	9,482	62,252
Delta-Galil Industries, Ltd.	2,614	85,903
Direct Insurance Financial Investments, Ltd.	3,707	46,711
Dor Alon Energy in Israel 1988, Ltd.	144	1,895
El Al Israel Airlines	81,198	29,257
Electra Consumer Products 1970, Ltd.	2,575	37,835
Electra, Ltd.	501	129,267
Elron Electronic Industries, Ltd. (A)	3,504	17,138
Energix-Renewable Energies, Ltd. (A)	28,363	27,445
Enlight Renewable Energy, Ltd. (A)	116,899	59,097
Evogene, Ltd. (A)	5,330	21,844
First International Bank of Israel, Ltd.	9,250	203,015
FMS Enterprises Migun, Ltd.	962	34,657
Foresight Autonomous Holdings, Ltd. (A)	13,071	10,236
Formula Systems 1985, Ltd.	2,529	90,118
Fox Wizel, Ltd.	1,875	31,157
Gilat Satellite Networks, Ltd. (A)	8,681	77,143
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	6,618
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
Hadera Paper, Ltd. (A)	674	$49,048
Ham-Let Israel-Canada, Ltd.	922	21,531
Harel Insurance Investments & Financial Services, Ltd.	27,703	220,018
Hilan, Ltd.	3,144	68,579
IDI Insurance Company, Ltd.	1,364	92,379
IES Holdings, Ltd.	222	11,099
Industrial Buildings Corp. (A)	23,362	33,321
Inrom Construction Industries, Ltd.	11,987	55,127
Israel Discount Bank, Ltd., Class A (A)	40,526	116,206
Isras Investment Company, Ltd.	89	10,781
Jerusalem Oil Exploration (A)	2,191	130,698
Kamada, Ltd. (A)	6,944	36,522
Kerur Holdings, Ltd.	1,002	29,923
Klil Industries, Ltd.	300	27,483
Maabarot Products, Ltd.	1,244	14,954
Magic Software Enterprises, Ltd.	7,541	61,929
Matrix IT, Ltd.	11,209	125,861
Maytronics, Ltd.	8,943	47,891
Mazor Robotics, Ltd. (A)	10,643	339,958
Mediterranean Towers, Ltd.	15,162	31,975
Mega Or Holdings, Ltd.	992	13,978
Melisron, Ltd.	3,674	160,670
Menora Mivtachim Holdings, Ltd.	7,452	102,624
Migdal Insurance & Financial Holding, Ltd.	107,971	119,648
Mivtach Shamir Holdings, Ltd.	1,455	31,515
Naphtha Israel Petroleum Corp., Ltd.	10,647	71,224
Nawi Brothers, Ltd.	4,870	25,872
Neto ME Holdings, Ltd.	407	36,639
Nova Measuring Instruments, Ltd. (A)	6,254	172,278
Oil Refineries, Ltd.	304,144	144,239
Partner Communications Company, Ltd. (A)	26,415	137,178
Paz Oil Company, Ltd. (A)	1,390	226,549
Perion Network, Ltd. (A)	699	662
Plasson Industries, Ltd.	1,061	54,734
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,546	87,735
Scope Metals Group, Ltd.	2,176	66,500
Shapir Engineering and Industry, Ltd.	16,608	63,282
Shikun & Binui, Ltd.	55,757	103,783
Shufersal, Ltd.	16,287	116,037
SodaStream International, Ltd. (A)	314	25,454
Strauss Group, Ltd.	4,855	109,069
Summit Real Estate Holdings, Ltd.	7,820	65,985
Suny Cellular Communication, Ltd. (A)	18,682	12,628
The Israel Land Development Company, Ltd.	1,140	12,286
The Phoenix Holdings, Ltd. (A)	18,426	108,460
Tower Semiconductor, Ltd. (A)	5,233	152,387
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Israel (continued)
Union Bank of Israel (A)	5,355	$30,251
Italy 4.4%		28,172,737
A2A SpA	407,075	719,759
ACEA SpA	12,874	223,371
Aeffe SpA (A)(B)	10,932	29,471
Amplifon SpA	24,185	384,293
Anima Holding SpA (D)	62,110	469,280
Ansaldo STS SpA (A)	27,927	422,583
Arnoldo Mondadori Editore SpA (A)	37,670	87,753
AS Roma SpA (A)	30,877	19,235
Ascopiave SpA	20,582	78,288
Astaldi SpA (B)	16,735	48,178
Autogrill SpA	31,810	396,348
Autostrade Meridionali SpA	562	22,691
Azimut Holding SpA	30,101	653,954
B&C Speakers SpA	959	13,431
Banca Carige SpA (A)	14,180	146
Banca Finnat Euramerica SpA	29,383	16,121
Banca Generali SpA	15,513	512,665
Banca IFIS SpA	6,823	291,705
Banca Mediolanum SpA	51,986	467,114
Banca Monte dei Paschi di Siena SpA (A)	1,513	5,916
Banca Popolare di Sondrio SCPA	120,253	486,848
Banca Profilo SpA (B)	121,842	32,680
Banca Sistema SpA (D)	11,931	32,599
Banco BPM SpA (A)	375,752	1,406,590
Banco di Desio e della Brianza SpA	13,389	34,813
BasicNet SpA	9,465	41,874
BE	18,369	20,801
Biesse SpA	3,663	201,187
BPER Banca	157,833	929,493
Brembo SpA	39,175	547,494
Brunello Cucinelli SpA	7,437	232,729
Buzzi Unicem SpA	17,127	420,868
Cairo Communication SpA	24,706	107,291
Caltagirone Editore SpA (A)	5,211	8,600
Carraro SpA (A)	6,932	28,797
Cembre SpA	1,340	34,583
Cementir Holding SpA	17,422	157,062
Cerved Information Solutions SpA	51,195	658,872
CIR-Compagnie Industriali Riunite SpA	122,709	164,019
Credito Emiliano SpA	22,560	201,418
Credito Valtellinese SpA (A)(B)	3,661	479
Danieli & C Officine Meccaniche SpA	3,977	112,528
Datalogic SpA	5,394	201,350
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
De' Longhi SpA	15,589	$439,797
DeA Capital SpA (A)	35,408	61,310
DiaSorin SpA	6,103	499,521
Digital Bros SpA	1,307	14,786
Ei Towers SpA	4,814	272,756
El.En. SpA	2,370	74,392
Elica SpA (A)	3,807	9,994
Emak SpA	19,156	30,049
Enav SpA (D)	47,522	241,831
ePrice SpA	3,924	11,734
ERG SpA	18,396	381,148
Esprinet SpA	6,709	35,454
Eurotech SpA (A)	10,718	17,589
Exprivia SpA (A)	11,606	20,569
Falck Renewables SpA	40,754	103,043
Fila SpA	3,192	75,899
Fincantieri SpA (A)	165,509	262,784
FinecoBank Banca Fineco SpA	73,395	897,053
FNM SpA	37,416	30,403
GEDI Gruppo Editoriale SpA (A)	54,336	39,182
Gefran SpA	1,600	16,758
Geox SpA (B)	22,422	77,384
Gruppo MutuiOnline SpA	5,093	80,369
Hera SpA	266,098	905,086
IMMSI SpA (A)	78,958	66,730
Industria Macchine Automatiche SpA	4,122	356,987
Infrastrutture Wireless Italiane SpA (D)	52,355	363,668
Intek Group SpA (A)	26,355	10,013
Interpump Group SpA	19,231	635,663
Iren SpA	223,727	663,118
Italgas SpA	105,178	563,597
Italmobiliare SpA	2,419	68,657
Juventus Football Club SpA (A)	144,708	127,044
La Doria SpA	4,179	67,959
Maire Tecnimont SpA (B)	33,258	160,329
MARR SpA	7,935	210,718
Massimo Zanetti Beverage Group SpA (D)	2,004	17,634
Mediaset SpA (A)(B)	170,993	668,201
Moncler SpA	17,768	616,621
Mondo TV SpA (A)	6,217	43,199
Nice SpA	6,322	26,374
Openjobmetis SpA Agenzia per il Lavoro (A)	2,352	36,724
OVS SpA (D)	40,270	262,450
Panariagroup Industrie Ceramiche SpA	1,941	11,548
Parmalat SpA	30,704	110,737
Piaggio & C SpA	45,671	130,464
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Italy (continued)
Prima Industrie SpA	1,462	$61,539
Prysmian SpA	2,489	78,162
RAI Way SpA (D)	14,312	80,638
Reno de Medici SpA	56,822	50,099
Reply SpA	4,292	257,392
Retelit SpA (A)	39,468	81,503
Rizzoli Corriere Della Sera Mediagroup SpA (A)	23,664	32,236
Sabaf SpA	1,856	38,958
SAES Getters SpA	1,603	43,859
Safilo Group SpA (A)(B)	8,864	48,128
Saipem SpA (A)	155,937	633,039
Salini Impregilo SpA	63,047	191,388
Salvatore Ferragamo SpA (B)	12,729	356,787
Saras SpA	133,990	280,858
Servizi Italia SpA	3,687	25,200
Sesa SpA	1,178	38,497
Snaitech SpA (A)	17,023	31,553
Societa Cattolica di Assicurazioni SCRL	49,475	588,638
Societa Iniziative Autostradali e Servizi SpA	16,402	282,140
Sogefi SpA (A)	10,059	40,300
SOL SpA	7,845	100,633
Tamburi Investment Partners SpA	22,387	158,965
Technogym SpA (D)	24,300	242,547
Tiscali SpA (A)	444,668	18,875
Tod's SpA	3,519	258,318
TREVI - Finanziaria Industriale SpA (A)(B)	16,225	8,421
Unione di Banche Italiane SpA	255,413	1,224,287
Unipol Gruppo SpA	152,365	757,731
UnipolSai Assicurazioni SpA	205,546	492,975
Vittoria Assicurazioni SpA	8,105	128,905
Yoox Net-A-Porter Group SpA (A)	15,565	714,335
Zignago Vetro SpA	8,335	83,228
Japan 25.2%		161,692,544
A&D Company, Ltd.	5,600	36,139
Abist Company, Ltd.	300	13,411
Access Company, Ltd. (A)	10,000	104,344
Achilles Corp.	4,400	90,869
Adastria Company, Ltd. (B)	7,140	154,922
ADEKA Corp.	23,791	432,632
Ad-sol Nissin Corp.	1,300	16,440
Adtec Plasma Technology Company, Ltd.	1,400	24,181
Advan Company, Ltd. (B)	5,000	49,982
Advance Create Company, Ltd.	1,600	29,348
Advanex, Inc.	1,000	40,587
Advantage Risk Management Company, Ltd.	1,800	23,751
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Adventure, Inc.	200	$31,398
Aeon Delight Company, Ltd. (B)	3,300	115,458
Aeon Fantasy Company, Ltd. (B)	1,900	87,723
Aeon Hokkaido Corp. (B)	5,400	39,880
Aeria, Inc. (B)	2,400	37,495
Agro-Kanesho Company, Ltd.	2,700	60,088
Ahresty Corp.	5,600	53,448
Ai Holdings Corp.	8,700	236,012
Aica Kogyo Company, Ltd.	5,500	208,241
Aichi Corp.	8,400	58,346
Aichi Steel Corp.	3,800	162,467
Aichi Tokei Denki Company, Ltd.	600	24,739
Aida Engineering, Ltd.	14,700	202,119
Aigan Company, Ltd. (A)	4,300	19,919
Ain Holdings, Inc.	5,600	374,292
Aiphone Company, Ltd.	3,100	51,584
Airport Facilities Company, Ltd.	6,300	36,669
Airtech Japan, Ltd.	2,500	21,538
Aisan Industry Company, Ltd. (B)	12,500	142,996
AIT Corp.	1,500	15,594
Aizawa Securities Company, Ltd. (B)	9,500	71,077
Ajis Company, Ltd.	1,600	48,506
Akatsuki Corp.	2,100	10,330
Akatsuki, Inc. (A)	700	39,408
Akebono Brake Industry Company, Ltd. (A)(B)	25,300	71,045
Albis Company, Ltd.	1,500	44,420
Alconix Corp. (B)	6,400	145,449
Alinco, Inc.	4,200	45,957
Allied Telesis Holdings KK (A)	14,300	23,817
Alpen Company, Ltd.	4,900	111,779
Alpha Corp. (B)	1,500	27,121
Alpha Systems, Inc.	1,820	39,366
Alpine Electronics, Inc.	10,415	206,716
Alps Logistics Company, Ltd.	4,500	39,730
Altech Corp.	3,600	76,193
Amano Corp.	16,500	459,110
Amiyaki Tei Company, Ltd.	900	44,604
Amuse, Inc.	2,400	88,414
Anest Iwata Corp.	8,400	89,412
Anicom Holdings, Inc.	3,300	110,283
Anritsu Corp.	18,597	245,778
AOI Electronics Company, Ltd.	1,100	53,630
AOI TYO Holdings, Inc.	4,710	54,278
AOKI Holdings, Inc.	11,200	179,208
Aoyama Trading Company, Ltd.	12,900	536,733
Aoyama Zaisan Networks Company, Ltd.	1,100	17,689
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
Apamanshop Holdings Company, Ltd.	3,100	$23,259
Apic Yamada Corp. (A)	3,400	14,619
Arakawa Chemical Industries, Ltd.	5,500	104,032
Arata Corp.	2,800	133,493
Araya Industrial Company, Ltd.	1,200	28,163
Arcland Sakamoto Company, Ltd.	7,200	118,041
Arcland Service Holdings Company, Ltd.	3,200	68,429
Arcs Company, Ltd. (B)	9,684	228,746
Arealink Company, Ltd.	2,600	65,816
Argo Graphics, Inc.	2,000	64,738
Ariake Japan Company, Ltd.	900	70,945
Arisawa Manufacturing Company, Ltd.	9,300	93,469
Arrk Corp. (A)(B)	24,300	29,719
Artnature, Inc.	4,100	29,265
ArtSpark Holdings, Inc.	500	5,425
As One Corp.	1,800	122,596
Asahi Broadcasting Corp.	2,400	19,946
Asahi Company, Ltd. (B)	4,200	51,834
Asahi Diamond Industrial Company, Ltd.	14,000	168,816
Asahi Holdings, Inc.	7,600	142,401
Asahi Kogyosha Company, Ltd.	1,300	42,303
Asahi Net, Inc.	3,000	14,650
Asahi Printing Company, Ltd.	3,100	38,610
ASAHI YUKIZAI CORP.	3,800	72,563
Asante, Inc.	1,400	25,356
Asanuma Corp.	23,000	92,971
Ashimori Industry Company, Ltd.	1,599	35,279
Asia Pile Holdings Corp.	6,400	39,782
ASKA Pharmaceutical Company, Ltd.	5,900	117,210
ASKUL Corp.	4,900	177,899
Asti Corp. (B)	700	27,750
Asukanet Company, Ltd. (B)	2,200	30,148
Asunaro Aoki Construction Company, Ltd.	5,600	52,948
Ateam, Inc.	2,800	68,878
Atom Corp. (B)	20,700	190,063
Atrae, Inc. (A)	200	21,463
Atsugi Company, Ltd.	5,200	58,522
Autobacs Seven Company, Ltd.	18,000	350,436
Aval Data Corp.	900	21,656
Avex, Inc.	9,400	142,870
Axell Corp. (B)	1,700	13,299
Axial Retailing, Inc.	3,800	152,625
Bando Chemical Industries, Ltd.	9,500	105,380
Bank of the Ryukyus, Ltd.	9,100	136,952
Baroque Japan, Ltd.	1,100	9,280
BayCurrent Consulting, Inc.	1,500	46,297
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Beenos, Inc. (A)	1,100	$17,422
Belc Company, Ltd.	2,700	150,806
Bell System24 Holdings, Inc.	4,500	63,350
Belluna Company, Ltd.	12,200	147,167
Benefit One, Inc. (B)	7,600	194,609
Bengo4.com, Inc. (A)	1,800	35,535
Bic Camera, Inc. (B)	8,600	129,258
Biofermin Pharmaceutical Company, Ltd.	1,500	40,118
BML, Inc.	5,600	141,913
Bookoff Corp.	2,900	22,859
Bourbon Corp.	1,500	48,035
BP Castrol KK	1,900	30,561
Br. Holdings Corp.	4,800	21,021
Broadband Tower, Inc. (B)	13,500	24,071
Broadleaf Company, Ltd.	10,200	114,481
Broadmedia Corp. (A)	17,400	13,108
BRONCO BILLY Company, Ltd.	2,300	75,814
Bull-Dog Sauce Company, Ltd.	800	16,935
Bunka Shutter Company, Ltd.	15,300	146,269
C Uyemura & Company, Ltd.	2,000	153,692
CAC Holdings Corp.	4,000	41,707
Can Do Company, Ltd.	2,700	44,020
Canare Electric Company, Ltd.	800	16,378
Canon Electronics, Inc.	5,500	132,521
Capcom Company, Ltd.	10,700	427,216
Career Design Center Company, Ltd.	700	13,888
Carlit Holdings Company, Ltd. (B)	4,600	50,104
Cawachi, Ltd.	4,800	117,592
Central Automotive Products, Ltd.	1,300	20,964
Central Glass Company, Ltd.	10,686	237,786
Central Security Patrols Company, Ltd. (B)	2,100	52,212
Central Sports Company, Ltd.	1,500	53,779
Chilled & Frozen Logistics Holdings Company, Ltd.	3,300	47,150
CHIMNEY Company, Ltd.	1,300	35,970
Chino Corp.	1,500	23,915
Chiyoda Company, Ltd. (B)	4,100	104,798
Chiyoda Corp. (B)	33,800	332,310
Chiyoda Integre Company, Ltd.	3,100	71,808
Chofu Seisakusho Company, Ltd.	5,400	121,571
Chori Company, Ltd.	3,300	60,601
Chubu Shiryo Company, Ltd.	6,400	121,248
Chudenko Corp.	7,700	219,191
Chuetsu Pulp & Paper Company, Ltd.	3,000	52,795
Chugai Mining Company, Ltd. (A)	34,900	8,501
Chugai Ro Company, Ltd.	1,700	40,781
Chugoku Marine Paints, Ltd.	19,400	199,493
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Chuo Gyorui Company, Ltd.	300	$7,960
Chuo Spring Company, Ltd.	500	16,571
CI Takiron Corp.	8,000	54,990
Ci:z Holdings Company, Ltd.	2,300	132,563
Citizen Watch Company, Ltd.	50,500	384,155
CKD Corp. (B)	12,500	312,752
CK-San-Etsu Company, Ltd.	800	36,948
Clarion Company, Ltd.	33,000	105,359
Cleanup Corp.	5,300	40,740
CMIC Holdings Company, Ltd.	2,300	56,383
CMK Corp. (B)	15,300	132,191
cocokara fine, Inc.	4,030	260,471
Coco's Japan Company, Ltd. (B)	1,200	25,907
COLOPL, Inc.	12,000	110,546
Colowide Company, Ltd. (B)	13,000	300,353
Computer Engineering & Consulting, Ltd.	3,700	113,423
Computer Institute of Japan, Ltd.	3,500	23,670
Comture Corp.	2,400	80,387
CONEXIO Corp.	3,500	78,068
Core Corp.	800	9,920
Corona Corp.	3,900	49,816
Cosel Company, Ltd.	5,400	83,767
Cosmo Energy Holdings Company, Ltd.	8,563	296,866
Cosmos Initia Company, Ltd.	1,900	15,495
Cota Company, Ltd.	2,800	51,447
CRE, Inc.	800	12,386
Create Medic Company, Ltd.	1,300	14,213
Create Restaurants Holdings, Inc. (B)	7,500	84,027
Create SD Holdings Company, Ltd.	6,400	161,449
Creek & River Company, Ltd. (B)	2,700	24,664
Cresco, Ltd.	1,400	49,819
CROOZ, Inc.	1,400	27,864
CTI Engineering Company, Ltd.	4,100	52,136
CTS Company, Ltd.	4,000	30,954
Cube System, Inc. (B)	2,300	17,483
Cyberstep, Inc. (A)	1,000	32,927
Cybozu, Inc.	3,200	16,398
D.A. Consortium Holdings, Inc.	4,800	113,192
Dai Nippon Toryo Company, Ltd.	6,600	96,926
Daibiru Corp.	12,100	149,010
Dai-Dan Company, Ltd.	4,500	98,576
Daido Kogyo Company, Ltd.	2,400	35,139
Daido Metal Company, Ltd.	9,900	122,748
Daido Steel Company, Ltd.	2,500	134,260
Daidoh, Ltd.	7,200	32,268
Daihatsu Diesel Manufacturing Company, Ltd.	5,200	39,364
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Daihen Corp.	24,000	$189,807
Daiho Corp.	22,000	129,948
Daiichi Jitsugyo Company, Ltd.	3,200	98,149
Daiichi Kigenso Kagaku-Kogyo Company, Ltd. (B)	5,000	63,605
Dai-ichi Seiko Company, Ltd.	1,800	48,657
Daiken Corp.	4,000	101,330
Daiken Medical Company, Ltd.	2,900	20,862
Daiki Aluminium Industry Company, Ltd.	8,000	61,022
Daiki Axis Company, Ltd.	1,500	23,552
Daiko Denshi Tsushin, Ltd.	2,000	22,656
Daikoku Denki Company, Ltd.	2,700	44,067
Daikokutenbussan Company, Ltd.	1,600	78,289
Daikokuya Holdings Company, Ltd. (A)	28,200	17,607
Daikyo, Inc.	7,914	168,092
Daikyonishikawa Corp.	5,700	97,216
Dainichi Company, Ltd.	2,100	17,982
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	3,400	149,236
Daio Paper Corp. (B)	17,900	246,012
Daiohs Corp.	1,700	21,220
Daiseki Company, Ltd.	9,500	277,772
Daiseki Eco. Solution Company, Ltd.	1,320	14,949
Daishinku Corp.	2,600	34,575
Daisue Construction Company, Ltd.	2,300	22,243
Daisyo Corp.	2,100	32,554
Daito Chemix Corp.	1,600	10,423
Daito Pharmaceutical Company, Ltd.	2,750	90,000
Daitron Company, Ltd.	2,000	46,486
Daiwa Industries, Ltd.	8,000	91,344
Daiwabo Holdings Company, Ltd.	4,300	177,772
Daiyu Lic Holdings Company, Ltd.	2,500	29,257
DCM Holdings Company, Ltd. (B)	25,020	246,352
DD Holdings Company, Ltd.	600	20,491
Dear Life Company, Ltd.	3,700	19,438
Delica Foods Holdings Company, Ltd.	900	12,068
Denki Kogyo Company, Ltd.	3,000	87,904
Densan System Company, Ltd.	1,100	20,386
Denyo Company, Ltd.	3,800	64,851
Descente, Ltd.	9,900	155,793
Designone Japan, Inc.	900	9,570
Dexerials Corp. (B)	11,600	151,293
Digital Arts, Inc.	2,800	101,421
Digital Information Technologies Corp.	900	27,743
Dip Corp.	5,200	160,773
DKK-Toa Corp.	2,000	26,294
DKS Company, Ltd.	14,000	102,675
DMG Mori Company, Ltd.	4,900	98,187
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
Doshisha Company, Ltd.	6,500	$144,361
Doutor Nichires Holdings Company, Ltd. (B)	7,693	178,454
Dowa Holdings Company, Ltd.	900	32,941
Drecom Company, Ltd. (A)	1,700	21,311
DSB Company, Ltd.	2,200	13,724
DTS Corp.	5,400	194,064
Duskin Company, Ltd.	9,700	239,556
Dvx, Inc.	1,200	14,269
DyDo Group Holdings, Inc.	2,100	130,731
Dynic Corp.	2,300	23,109
Eagle Industry Company, Ltd. (B)	6,600	121,172
Earth Chemical Company, Ltd.	2,500	122,898
Ebara Foods Industry, Inc.	900	18,194
Ebara Jitsugyo Company, Ltd.	2,400	49,432
Eco's Company, Ltd.	3,000	34,430
EDION Corp.	19,500	235,792
EF-ON, INC.	3,400	39,030
eGuarantee, Inc.	1,200	47,070
E-Guardian, Inc.	1,800	56,064
Eidai Company, Ltd.	8,000	42,145
Eiken Chemical Company, Ltd.	3,500	168,148
Eizo Corp.	4,400	210,464
Elan Corp.	1,400	20,601
Elecom Company, Ltd.	4,600	102,991
Elematec Corp.	2,700	63,570
EM Systems Company, Ltd. (B)	4,000	45,146
Endo Lighting Corp.	3,000	31,048
Eneres Company, Ltd. (A)	6,500	30,923
Enigmo, Inc. (A)	3,400	40,844
en-japan, Inc.	4,000	226,252
Enomoto Company, Ltd.	900	14,911
Enplas Corp.	3,100	112,679
Enshu, Ltd. (A)	18,000	30,248
EPCO Company, Ltd.	700	9,971
EPS Holdings, Inc.	8,400	175,469
eRex Company, Ltd. (B)	8,000	60,209
ES-Con Japan, Ltd. (B)	6,400	60,611
ESCRIT, Inc.	1,400	12,648
Escrow Agent Japan Company, Ltd.	4,000	17,220
ESPEC Corp.	5,500	142,213
Evolable Asia Corp. (B)	500	10,285
Excel Company, Ltd. (B)	1,400	35,596
Exedy Corp.	7,800	252,776
F@N Communications, Inc.	11,600	80,344
Faith, Inc.	1,610	17,814
FALCO HOLDINGS Company, Ltd.	2,000	33,282
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
FCC Company, Ltd.	8,400	$236,925
FDK Corp. (A)(B)	25,000	52,624
Feed One Company, Ltd.	30,940	71,203
Fenwal Controls of Japan, Ltd.	700	11,066
Ferrotec Holdings Corp.	8,400	209,093
FFRI, Inc. (A)	600	20,413
FIDEA Holdings Company, Ltd.	65,406	118,152
Fields Corp.	4,000	43,047
Financial Products Group Company, Ltd. (B)	16,800	219,757
FINDEX, Inc.	3,900	26,587
First Juken Company, Ltd.	1,100	17,898
First-corp, Inc.	2,000	27,428
Fixstars Corp. (B)	800	64,307
FJ Next Company, Ltd.	5,300	43,423
Flight Holdings, Inc. (A)	1,400	10,775
Foster Electric Company, Ltd.	6,800	188,322
FP Corp.	3,900	229,767
France Bed Holdings Company, Ltd.	5,200	48,204
FreakOut Holdings, Inc. (A)(B)	1,300	21,752
Freebit Company, Ltd. (B)	1,500	13,080
Freund Corp. (B)	3,000	27,850
F-Tech, Inc.	3,400	43,025
FTGroup Company, Ltd.	3,900	40,216
Fudo Tetra Corp.	42,200	74,623
Fuji Company, Ltd. (B)	6,100	127,350
Fuji Corp.	1,900	46,897
Fuji Corp., Ltd.	7,900	65,136
Fuji Die Company, Ltd.	1,000	10,501
Fuji Kosan Company, Ltd.	1,100	6,501
Fuji Kyuko Company, Ltd. (B)	5,000	126,208
Fuji Oil Company, Ltd.	13,800	56,930
Fuji Oil Holdings, Inc.	11,100	327,428
Fuji Pharma Company, Ltd.	2,200	88,851
Fuji Seal International, Inc.	10,800	351,149
Fuji Soft, Inc.	5,500	206,866
Fujibo Holdings, Inc.	2,800	112,512
Fujicco Company, Ltd.	5,400	119,284
Fujikura Kasei Company, Ltd.	7,000	44,178
Fujikura Rubber, Ltd.	6,700	51,944
Fujikura, Ltd.	56,100	409,365
Fujimi, Inc.	4,100	99,425
Fujimori Kogyo Company, Ltd.	3,900	134,481
Fujio Food System Company, Ltd. (B)	2,800	52,323
Fujisash Company, Ltd.	26,500	24,649
Fujishoji Company, Ltd.	2,400	32,946
Fujita Kanko, Inc.	1,600	47,431
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
Fujitec Company, Ltd.	14,000	$186,111
Fujitsu Frontech, Ltd.	3,400	57,520
Fujitsu General, Ltd.	9,000	171,660
Fujiya Company, Ltd. (B)	2,100	50,530
FuKoKu Company, Ltd.	3,000	29,506
Fukuda Corp.	1,600	96,559
Fukui Computer Holdings, Inc.	1,700	38,299
Fukushima Industries Corp.	3,200	141,421
Fukuyama Transporting Company, Ltd.	6,400	277,610
Full Speed, Inc. (A)	1,100	8,778
FULLCAST Holdings Company, Ltd.	6,200	147,706
Fumakilla, Ltd. (B)	2,000	45,168
Funai Electric Company, Ltd. (B)	9,500	68,098
Funai Soken Holdings, Inc.	10,230	208,377
Furukawa Company, Ltd.	8,700	179,018
Furuno Electric Company, Ltd.	7,700	54,252
Furusato Industries, Ltd.	3,100	52,114
Furuya Metal Company, Ltd.	700	37,596
Furyu Corp.	2,500	25,561
Fuso Chemical Company, Ltd. (B)	4,100	114,736
Fuso Pharmaceutical Industries, Ltd.	1,900	51,027
Futaba Corp.	9,557	205,174
Futaba Industrial Company, Ltd.	16,900	149,602
Future Corp.	6,000	67,975
Fuyo General Lease Company, Ltd.	4,600	306,602
G-7 Holdings, Inc.	1,300	30,336
Gakken Holdings Company, Ltd.	1,300	59,559
Gakkyusha Company, Ltd.	2,400	38,076
Gecoss Corp.	5,000	58,403
Genki Sushi Company, Ltd.	1,600	40,144
Genky DrugStores Company, Ltd. (A)	2,000	64,784
Geo Holdings Corp.	10,500	191,696
Geomatec Company, Ltd.	900	9,897
Geostr Corp.	4,600	31,030
Gfoot Company, Ltd.	3,500	25,224
Giken, Ltd. (B)	2,400	66,212
GL Sciences, Inc.	2,000	33,156
GLOBERIDE, Inc.	2,800	61,006
Glory, Ltd.	8,700	326,793
GMO Cloud K.K. (B)	800	17,599
GMO Financial Holdings, Inc.	5,500	35,190
GMO Internet, Inc.	17,500	314,344
Godo Steel, Ltd.	3,000	58,048
Gokurakuyu Holdings Company, Ltd.	3,200	20,916
Goldcrest Company, Ltd.	6,270	131,872
Goldwin, Inc.	700	79,632
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Golf Digest Online, Inc.	2,700	$25,478
Grandy House Corp.	3,100	13,884
Gree, Inc.	26,700	167,836
GS Yuasa Corp.	82,000	454,257
GSI Creos Corp.	1,100	19,125
G-Tekt Corp.	5,000	99,155
Gun-Ei Chemical Industry Company, Ltd. (B)	1,400	47,644
Gunosy, Inc. (A)	2,800	69,250
Gunze, Ltd.	4,300	238,816
Gurunavi, Inc. (B)	6,800	91,900
H2O Retailing Corp.	12,200	238,828
HABA Laboratories, Inc.	400	28,363
Hagihara Industries, Inc.	3,000	52,177
Hagiwara Electric Company, Ltd.	2,200	71,395
Hakudo Company, Ltd.	800	18,348
Hakuto Company, Ltd.	5,200	83,231
Hakuyosha Company, Ltd.	800	25,274
Halows Company, Ltd.	1,900	43,404
Hamakyorex Company, Ltd.	4,400	146,926
Hamee Corp. (B)	1,000	17,575
Handsman Company, Ltd.	1,300	17,120
HANEDA ZENITH HOLDINGS Company, Ltd.	7,200	31,826
Hanwa Company, Ltd.	8,800	397,114
Happinet Corp.	4,100	65,863
Harada Industry Company, Ltd.	2,900	34,442
Hard Off Corp. Company, Ltd.	2,200	24,073
Harima Chemicals Group, Inc.	4,300	35,649
Haruyama Holdings, Inc.	2,700	27,606
Hayashikane Sangyo Company, Ltd.	1,900	14,672
Hazama Ando Corp.	43,600	313,532
Hearts United Group Company, Ltd.	3,200	48,137
Heiwa Corp.	12,200	263,893
Heiwa Real Estate Company, Ltd.	10,200	190,690
Heiwado Company, Ltd. (B)	7,700	177,989
Helios Techno Holding Company, Ltd.	3,300	33,025
Hibino Corp.	700	12,432
Hibiya Engineering, Ltd.	5,400	101,492
Hiday Hidaka Corp.	5,570	140,963
HI-LEX CORP.	6,400	175,663
Himaraya Company, Ltd.	1,700	20,302
Hinokiya Holdings Company, Ltd.	800	22,142
Hioki EE Corp.	2,600	88,958
Hirakawa Hewtech Corp.	2,200	25,701
Hiramatsu, Inc.	7,300	38,313
Hirano Tecseed Company, Ltd.	2,700	72,960
Hirata Corp. (B)	1,300	126,046
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Hiroshima Gas Company, Ltd.	12,400	$48,093
HIS Company, Ltd.	3,500	129,672
Hisaka Works, Ltd.	7,700	79,364
Hitachi Kokusai Electric, Inc.	10,700	310,230
Hitachi Zosen Corp.	44,880	225,912
Hito Communications, Inc.	1,300	22,984
Hochiki Corp.	4,600	86,816
Hodogaya Chemical Company, Ltd. (B)	2,100	97,608
Hogy Medical Company, Ltd.	2,800	213,709
Hokkaido Coca-Cola Bottling Company, Ltd.	1,000	6,834
Hokkaido Electric Power Company, Inc.	46,200	275,480
Hokkaido Gas Company, Ltd.	19,000	53,597
Hokkan Holdings, Ltd.	17,000	61,432
Hokko Chemical Industry Company, Ltd.	5,000	35,006
Hokuetsu Industries Company, Ltd.	4,900	57,972
Hokuetsu Kishu Paper Company, Ltd.	35,000	225,836
Hokuhoku Financial Group, Inc.	21,800	307,848
Hokuriku Electric Industry Company, Ltd.	2,500	40,752
Hokuriku Electric Power Company (B)	36,600	284,521
Hokuriku Electrical Construction Company, Ltd.	1,600	17,003
Hokuto Corp.	6,700	132,406
Honda Tsushin Kogyo Company, Ltd.	3,200	36,908
H-One Company, Ltd.	6,500	92,238
Honeys Holdings Company, Ltd.	3,760	37,013
Hoosiers Holdings (B)	8,400	63,475
Hosiden Corp.	16,000	234,288
Hosokawa Micron Corp.	1,400	105,963
Hotland Company, Ltd.	900	10,873
House Do Company, Ltd.	400	11,388
Howa Machinery, Ltd.	3,200	47,071
I K K, Inc.	3,000	21,504
I.K Company, Ltd. (B)	600	22,538
Ibiden Company, Ltd.	24,700	397,892
IBJ Leasing Company, Ltd.	7,600	197,897
IBJ, Inc.	2,600	28,045
Ichibanya Company, Ltd.	2,500	104,881
Ichigo, Inc.	50,000	205,303
Ichiken Company, Ltd.	1,600	37,543
Ichikoh Industries, Ltd. (B)	7,000	73,037
Ichinen Holdings Company, Ltd.	6,100	85,271
Ichiyoshi Securities Company, Ltd.	10,700	125,657
Icom, Inc.	2,800	71,130
Idec Corp.	7,800	216,956
IDOM, Inc. (B)	17,400	115,816
Ihara Science Corp.	1,200	28,958
Iino Kaiun Kaisha, Ltd.	25,700	133,765
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
IJT Technology Holdings Company, Ltd.	5,760	$50,098
Ikegami Tsushinki Company, Ltd.	19,000	31,460
Imagica Robot Holdings, Inc.	5,400	58,763
Imasen Electric Industrial	5,200	57,987
Imperial Hotel, Ltd.	800	16,767
Imuraya Group Company, Ltd.	1,300	48,545
Inaba Denki Sangyo Company, Ltd.	6,500	299,965
Inaba Seisakusho Company, Ltd.	3,600	45,539
Inabata & Company, Ltd.	12,400	186,240
Inageya Company, Ltd.	7,800	130,044
Ines Corp.	7,100	71,282
I-Net Corp.	2,200	31,916
Infocom Corp.	2,800	57,043
Infomart Corp. (B)	17,800	154,596
Information Development Company	1,100	14,922
Information Services International-Dentsu, Ltd.	3,200	80,466
Innotech Corp.	6,900	84,078
Insource Company, Ltd.	300	10,127
Intage Holdings, Inc.	9,400	105,620
Intelligent Wave, Inc. (B)	2,900	15,503
Inter Action Corp.	3,100	31,793
Internet Initiative Japan, Inc. (B)	8,700	198,419
Inui Global Logistics Company, Ltd.	4,890	36,159
Investors Cloud Company, Ltd.	4,500	88,235
I-O Data Device, Inc.	1,900	20,140
IR Japan Holdings, Ltd.	500	10,506
Iriso Electronics Company, Ltd.	4,200	279,798
I'rom Group Company, Ltd.	900	27,212
Ise Chemicals Corp.	3,000	22,138
Iseki & Company, Ltd.	4,900	100,482
Ishihara Chemical Company, Ltd.	700	14,394
Ishihara Sangyo Kaisha, Ltd. (A)	11,500	163,301
Ishii Hyoki Company, Ltd. (A)	1,100	15,246
Ishii Iron Works Company, Ltd.	900	18,143
Ishizuka Glass Company, Ltd.	400	10,141
Isolite Insulating Products Company, Ltd.	2,200	19,053
Istyle, Inc.	10,100	153,470
ITbook Company, Ltd. (A)	2,900	15,739
Itfor, Inc.	6,100	45,295
Itochu Enex Company, Ltd.	11,400	108,887
Itochu-Shokuhin Company, Ltd.	1,400	76,599
Itoki Corp.	13,300	90,205
Itokuro, Inc. (A)	600	37,990
Ivy Cosmetics Corp. (B)	300	13,094
IwaiCosmo Holdings, Inc.	5,200	69,313
Iwaki & Company, Ltd.	9,000	38,092
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Iwasaki Electric Company, Ltd.	3,000	$47,687
Iwatani Corp. (B)	9,000	342,683
Iwatsu Electric Company, Ltd.	1,800	13,172
Izutsuya Company, Ltd. (A)	2,500	9,489
J Trust Company, Ltd. (B)	18,200	115,821
JAC Recruitment Company, Ltd.	3,600	76,162
Jaccs Company, Ltd.	8,600	200,803
Jafco Company, Ltd.	4,600	229,880
Jalux, Inc.	1,500	44,617
Jamco Corp.	2,600	58,111
Janome Sewing Machine Company, Ltd.	5,800	41,072
Japan Asia Group, Ltd.	6,100	33,688
Japan Asia Investment Company, Ltd. (A)	5,400	18,437
Japan Asset Marketing Company, Ltd. (A)(B)	62,100	75,272
Japan Aviation Electronics Industry, Ltd.	11,000	166,200
Japan Best Rescue System Company, Ltd.	3,100	23,830
Japan Cash Machine Company, Ltd.	3,800	47,635
Japan Display, Inc. (A)(B)	94,000	203,689
Japan Drilling Company, Ltd. (A)(B)	1,200	23,648
Japan Foundation Engineering Company, Ltd.	8,200	32,680
Japan Investment Adviser Company, Ltd. (B)	1,700	68,838
Japan Lifeline Company, Ltd.	4,800	154,482
Japan Material Company, Ltd.	12,600	173,539
Japan Meat Company, Ltd.	1,400	24,607
Japan Medical Dynamic Marketing, Inc.	3,400	32,647
Japan Oil Transportation Company, Ltd.	600	18,594
Japan Petroleum Exploration Company, Ltd.	7,200	166,714
Japan Property Management Center Company, Ltd.	2,900	47,929
Japan Pulp & Paper Company, Ltd.	3,000	123,269
Japan Securities Finance Company, Ltd.	31,500	193,309
Japan Transcity Corp.	12,000	49,746
Jastec Company, Ltd.	2,100	24,733
JBCC Holdings, Inc.	4,900	53,132
JCU Corp.	3,000	142,376
Jeol, Ltd.	21,000	173,517
JIG-SAW, Inc. (A)	500	19,889
Jimoto Holdings, Inc.	40,600	70,300
JINS, Inc. (B)	2,900	140,154
JK Holdings Company, Ltd.	3,600	30,278
JMS Company, Ltd.	3,500	20,179
Joban Kosan Company, Ltd.	2,000	35,579
J-Oil Mills, Inc.	3,000	103,957
Joshin Denki Company, Ltd.	4,000	143,690
JP-Holdings, Inc.	14,400	42,628
JSP Corp.	4,800	152,017
Juki Corp.	7,100	111,933
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Justsystems Corp.	8,900	$194,004
JVC Kenwood Corp.	45,628	169,413
K&O Energy Group, Inc.	4,100	65,559
kabu.com Securities Company, Ltd.	33,900	122,896
Kadokawa Dwango Corp.	15,157	171,397
Kadoya Sesame Mills, Inc.	400	25,003
Kaga Electronics Company, Ltd.	5,300	140,018
Kakiyasu Honten Company, Ltd. (B)	2,100	61,059
Kamakura Shinsho, Ltd. (A)	400	8,711
Kameda Seika Company, Ltd.	3,000	143,789
Kamei Corp.	8,200	122,614
Kanaden Corp.	5,500	70,839
Kanagawa Chuo Kotsu Company, Ltd.	1,600	54,899
Kanamic Network Company, Ltd.	300	12,623
Kanamoto Company, Ltd.	6,500	204,343
Kandenko Company, Ltd.	27,000	302,301
Kaneko Seeds Company, Ltd.	1,600	24,815
Kanematsu Corp.	18,600	250,493
Kanematsu Electronics, Ltd.	3,300	104,045
Kanemi Company, Ltd.	500	15,579
Kansai Super Market, Ltd.	2,900	30,553
Kansai Urban Banking Corp.	7,200	96,250
Kanto Denka Kogyo Company, Ltd. (B)	9,300	106,696
Kasai Kogyo Company, Ltd.	8,400	115,735
Katakura & Co-op Agri Corp.	1,100	12,966
Katakura Industries Company, Ltd.	5,900	77,643
Kato Sangyo Company, Ltd.	6,000	202,870
Kato Works Company, Ltd. (B)	3,100	77,216
KAWADA TECHNOLOGIES, Inc. (B)	1,300	71,350
Kawagishi Bridge Works Company, Ltd.	3,000	28,215
Kawai Musical Instruments Manufacturing Company, Ltd.	1,700	60,813
Kawasaki Kisen Kaisha, Ltd. (A)(B)	19,800	477,179
Kawasumi Laboratories, Inc.	5,500	46,676
KeePer Technical Laboratory Company, Ltd.	1,200	14,967
Keihanshin Building Company, Ltd.	12,400	99,911
Keihin Company, Ltd.	1,000	16,384
Keihin Corp.	11,300	234,968
Keiyo Company, Ltd.	9,700	55,475
KEL Corp.	700	8,824
Kenko Mayonnaise Company, Ltd.	3,200	108,087
Key Coffee, Inc.	4,900	99,228
KFC Holdings Japan, Ltd.	3,500	66,389
KI Holdings Company, Ltd. (A)	3,000	14,498
Kimoto Company, Ltd. (B)	15,600	60,004
Kimura Chemical Plants Company, Ltd. (B)	5,900	29,583
Kimura Unity Company, Ltd.	100	1,091
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
King Jim Company, Ltd.	3,700	$33,801
Kintetsu Department Store Company, Ltd. (A)	900	32,611
Kintetsu World Express, Inc.	7,900	154,071
Kirindo Holdings Company, Ltd.	1,400	25,782
Kissei Pharmaceutical Company, Ltd.	5,200	141,147
Ki-Star Real Estate Company, Ltd.	1,100	28,601
Kitagawa Iron Works Company, Ltd.	2,800	73,490
Kitamura Company, Ltd.	1,900	15,037
Kitano Construction Corp.	15,000	61,789
Kitanotatsujin Corp. (B)	9,900	65,055
Kito Corp.	5,100	100,102
Kitz Corp.	23,600	192,905
KLab, Inc.	7,500	114,416
KNT-CT Holdings Company, Ltd. (A)	3,200	56,109
Koa Corp.	7,400	158,424
Koatsu Gas Kogyo Company, Ltd.	7,300	61,717
Kobe Bussan Company, Ltd.	2,200	88,220
Kobe Electric Railway Company, Ltd. (A)	1,100	41,103
Kobelco Eco-Solutions Company, Ltd.	1,200	22,216
Kogi Corp.	600	11,449
Kohnan Shoji Company, Ltd. (B)	7,300	171,257
Kohsoku Corp.	3,200	36,913
Koike Sanso Kogyo Company, Ltd.	500	13,917
Kojima Company, Ltd. (A)	9,900	32,508
Kokusai Company, Ltd.	2,400	22,432
Kokuyo Company, Ltd.	20,973	392,984
KOMAIHALTEC, Inc.	1,200	29,368
Komatsu Seiren Company, Ltd.	9,200	97,493
Komatsu Wall Industry Company, Ltd.	2,000	48,939
Komeda Holdings Company, Ltd.	6,000	113,707
Komehyo Company, Ltd.	2,000	36,770
Komeri Company, Ltd.	7,800	224,210
Komori Corp.	15,024	197,831
Konaka Company, Ltd.	6,300	34,348
Kondotec, Inc.	4,700	42,466
Konishi Company, Ltd.	8,300	140,022
Konoike Transport Company, Ltd.	7,900	138,942
Konoshima Chemical Company, Ltd. (B)	1,800	18,480
Kosaido Company, Ltd.	3,700	18,236
Koshidaka Holdings Company, Ltd.	2,400	159,627
Kotobuki Spirits Company, Ltd.	4,900	283,441
Kourakuen Holdings Corp. (B)	2,900	53,079
Kozo Keikaku Engineering, Inc.	800	17,053
Krosaki Harima Corp.	1,700	80,617
KRS Corp.	1,800	42,621
KU Holdings Company, Ltd.	3,500	38,056
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Kumagai Gumi Company, Ltd.	8,100	$239,387
Kumiai Chemical Industry Company, Ltd.	23,190	145,819
Kura Corp.	2,800	169,864
Kurabo Industries, Ltd.	50,000	165,835
Kureha Corp.	3,600	255,623
Kurimoto, Ltd.	3,600	69,950
Kuriyama Holdings Corp.	1,800	40,833
Kushikatsu Tanaka Company	300	9,633
Kusuri no Aoki Holdings Company, Ltd.	3,500	207,076
KVK Corp.	1,500	23,973
KYB Corp.	5,400	285,156
Kyoden Company, Ltd.	3,900	19,962
Kyodo Printing Company, Ltd.	2,200	65,224
Kyoei Steel, Ltd. (B)	7,300	116,357
Kyokuto Boeki Kaisha, Ltd.	10,000	46,479
Kyokuto Kaihatsu Kogyo Company, Ltd.	8,100	127,262
Kyokuto Securities Company, Ltd.	6,300	92,736
Kyokuyo Company, Ltd.	2,800	100,265
KYORIN Holdings, Inc.	10,600	203,397
Kyoritsu Maintenance Company, Ltd. (B)	6,080	260,335
Kyoritsu Printing Company, Ltd.	9,100	31,966
Kyosan Electric Manufacturing Company, Ltd.	12,000	85,728
Kyowa Electronic Instruments Company, Ltd.	8,000	32,925
Kyowa Exeo Corp.	4,500	119,550
Kyowa Leather Cloth Company, Ltd.	5,000	45,751
LAC Company, Ltd.	4,100	54,155
Lacto Japan Company, Ltd.	700	25,335
LAND Company, Ltd. (A)(B)	39,000	5,776
Laox Company, Ltd. (A)(B)	12,200	60,669
Lasertec Corp.	9,400	384,949
LEC, Inc.	2,800	82,692
Leopalace21 Corp.	65,000	511,983
Life Corp.	3,500	91,832
LIFENET INSURANCE COMPANY (A)	3,800	14,242
LIFULL Company, Ltd. (B)	13,100	125,758
Like Company, Ltd.	1,800	32,644
Linical Company, Ltd.	3,200	43,656
Link And Motivation, Inc.	8,500	87,054
Lintec Corp.	12,300	357,526
Litalico, Inc. (A)	1,500	24,623
Lonseal Corp.	500	11,672
Look Holdings, Inc.	9,000	28,617
Luckland Company, Ltd.	1,000	20,409
M&A Capital Partners Company, Ltd. (A)(B)	1,500	118,268
Macnica Fuji Electronics Holdings, Inc.	9,300	254,958
Maeda Corp.	23,800	284,964
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
Maeda Kosen Company, Ltd.	4,900	$89,909
Maeda Road Construction Company, Ltd.	16,000	350,906
Maezawa Kasei Industries Company, Ltd.	2,900	32,945
Maezawa Kyuso Industries Company, Ltd.	2,500	46,179
Makino Milling Machine Company, Ltd.	26,575	267,391
Mamezou Holdings Company, Ltd.	3,200	35,440
Mamiya-Op Company, Ltd.	2,000	24,826
Mandom Corp.	3,540	124,386
Mani, Inc.	6,200	233,341
MarkLines Company, Ltd.	2,000	38,264
Mars Engineering Corp.	2,800	64,185
Marubun Corp.	5,600	58,257
Marudai Food Company, Ltd.	30,000	142,958
Marufuji Sheet Piling Company, Ltd.	300	8,614
Maruha Nichiro Corp. (B)	10,681	314,247
Maruka Machinery Company, Ltd.	1,800	37,058
Marumae Company, Ltd.	1,100	17,974
Marusan Securities Company, Ltd. (B)	14,661	143,176
Maruwa Company, Ltd.	2,500	205,464
Maruwa Unyu Kikan Company, Ltd. (B)	3,000	101,963
Maruyama Manufacturing Company, Inc.	900	15,874
Maruzen CHI Holdings Company, Ltd. (A)	1,000	3,214
Maruzen Company, Ltd.	2,000	49,875
Maruzen Showa Unyu Company, Ltd.	19,000	89,746
Marvelous, Inc. (B)	7,900	68,120
Matsuda Sangyo Company, Ltd.	4,620	85,852
Matsui Construction Company, Ltd.	8,500	64,615
Matsui Securities Company, Ltd.	8,000	78,768
Matsuya Company, Ltd. (B)	6,100	87,672
Matsuya Foods Company, Ltd.	2,200	81,219
Max Company, Ltd.	8,000	111,517
Maxell Holdings, Ltd.	8,800	177,886
Maxvalu Tokai Company, Ltd.	1,300	30,230
MCJ Company, Ltd.	8,000	107,306
MEC Company, Ltd. (B)	4,900	80,872
Media Do Holdings Company, Ltd. (B)	1,700	30,605
Medical Data Vision Company, Ltd. (A)	2,200	64,462
Medical System Network Company, Ltd.	6,600	35,278
Megachips Corp. (B)	3,900	133,046
Megmilk Snow Brand Company, Ltd.	11,700	316,579
Meidensha Corp.	51,086	191,933
Meiji Electric Industries Company, Ltd.	1,000	19,102
Meiji Shipping Company, Ltd.	6,300	26,492
Meiko Electronics Company, Ltd. (B)	5,700	102,056
Meiko Network Japan Company, Ltd.	6,400	78,318
Meisei Industrial Company, Ltd.	10,600	76,943
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Meitec Corp.	6,600	$373,417
Meito Sangyo Company, Ltd.	2,900	43,352
Meiwa Corp.	7,500	34,970
Meiwa Estate Company, Ltd.	3,300	25,706
Melco Holdings, Inc.	2,900	98,264
Menicon Company, Ltd.	5,000	122,565
Mercuria Investment Company, Ltd.	1,700	20,442
METAWATER Company, Ltd.	3,100	92,782
Mie Kotsu Group Holdings, Inc.	14,600	74,508
Mikuni Corp.	6,200	41,726
Milbon Company, Ltd.	4,920	205,606
MIMAKI ENGINEERING COMPANY, LTD.	2,900	25,050
Mimasu Semiconductor Industry Company, Ltd.	4,200	79,474
Ministop Company, Ltd.	4,000	81,640
Mipox Corp.	1,500	10,785
Miraca Holdings, Inc.	1,400	52,016
Miraial Company, Ltd.	1,500	29,724
Mirait Holdings Corp.	15,880	254,364
Miroku Jyoho Service Company, Ltd.	4,700	141,306
Misawa Homes Company, Ltd.	5,500	48,656
Mitani Corp. (B)	4,200	204,137
Mitani Sangyo Company, Ltd.	3,400	14,057
Mitani Sekisan Company, Ltd.	3,200	78,996
Mito Securities Company, Ltd.	14,400	59,047
Mitsuba Corp.	10,300	145,788
Mitsubishi Kakoki Kaisha, Ltd.	1,900	39,480
Mitsubishi Logisnext Company, Ltd.	5,900	52,753
Mitsubishi Logistics Corp.	1,000	23,429
Mitsubishi Paper Mills, Ltd. (A)	8,438	53,639
Mitsubishi Pencil Company, Ltd.	6,300	141,968
Mitsubishi Research Institute, Inc.	1,700	55,174
Mitsubishi Shokuhin Company, Ltd.	3,300	98,970
Mitsubishi Steel Manufacturing Company, Ltd.	4,800	116,130
Mitsuboshi Belting, Ltd.	13,000	144,917
Mitsui Engineering & Shipbuilding Company, Ltd.	20,900	376,286
Mitsui High-Tec, Inc. (B)	6,600	126,599
Mitsui Home Company, Ltd.	7,000	46,638
Mitsui Matsushima Company, Ltd.	4,100	59,462
Mitsui Sugar Company, Ltd.	4,400	179,140
Mitsui-Soko Holdings Company, Ltd. (A)	31,000	103,196
Mitsumura Printing Company, Ltd.	400	9,179
Mitsuuroko Group Holdings Company, Ltd.	8,000	57,472
Miyaji Engineering Group, Inc.	2,000	43,929
Miyoshi Oil & Fat Company, Ltd.	2,600	34,461
Mizuno Corp.	5,000	147,954
Mochida Pharmaceutical Company, Ltd.	2,800	200,650
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
Modec, Inc.	5,300	$132,298
Monex Group, Inc.	46,500	163,887
Money Partners Group Company, Ltd.	4,700	17,781
MORESCO Corp.	2,000	34,847
Morinaga Milk Industry Company, Ltd.	9,600	386,690
Morita Holdings Corp.	7,400	139,479
Morito Company, Ltd.	4,800	44,141
Morozoff, Ltd.	900	55,993
Morpho, Inc. (A)	800	31,378
Mory Industries, Inc.	1,400	47,557
MrMax Holdings, Ltd.	4,700	31,876
MTI, Ltd.	9,900	56,908
Mugen Estate Company, Ltd.	2,300	28,615
Murakami Corp.	2,100	67,605
Musashi Company, Ltd.	900	16,927
Musashi Seimitsu Industry Company, Ltd.	5,400	189,105
Muto Seiko Company (A)	1,300	16,584
Mutoh Holdings Company, Ltd.	600	14,323
Mynet, Inc. (A)	1,300	17,651
N Field Company, Ltd. (B)	3,200	56,725
NAC Company, Ltd.	3,400	32,261
Nachi-Fujikoshi Corp.	43,000	267,514
Nafco Company, Ltd.	3,200	61,276
Nagaileben Company, Ltd.	2,300	61,672
Nagano Keiki Company, Ltd.	3,000	36,397
Nagase & Company, Ltd.	23,100	399,070
Nagatanien Holdings Company, Ltd.	6,000	82,627
Nagawa Company, Ltd.	1,500	63,893
Naigai Tec Corp.	300	10,861
Naigai Trans Line, Ltd.	700	12,009
Nakabayashi Company, Ltd.	6,000	34,895
Nakamoto Packs Company, Ltd.	800	16,575
Nakamuraya Company, Ltd.	1,000	45,158
Nakanishi, Inc.	4,000	221,911
Nakano Corp.	4,800	27,325
Nakayama Steel Works, Ltd.	5,100	33,741
Nakayamafuku Company, Ltd.	2,500	17,999
Nakayo, Inc.	1,000	18,576
Namura Shipbuilding Company, Ltd.	16,572	99,757
Narasaki Sangyo Company, Ltd.	8,000	31,125
Natori Company, Ltd.	2,500	46,753
NDS Company, Ltd.	1,700	70,603
NEC Capital Solutions, Ltd.	2,300	45,883
NEC Networks & System Integration Corp.	6,200	161,731
NET One Systems Company, Ltd.	15,900	244,372
Neturen Company, Ltd.	8,800	88,068
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
New Japan Chemical Company, Ltd. (A)(B)	8,300	$20,723
New Japan Radio Company, Ltd. (A)	5,000	42,434
Nextage Company, Ltd.	2,700	26,272
Nexyz Group Corp.	1,400	22,812
NHK Spring Company, Ltd.	5,600	58,769
Nicca Chemical Company, Ltd.	2,500	27,821
Nice Holdings, Inc.	2,300	30,969
Nichia Steel Works, Ltd.	4,000	13,342
Nichias Corp.	27,000	358,508
Nichiban Company, Ltd.	2,500	75,956
Nichicon Corp.	13,673	168,449
Nichiden Corp.	3,800	79,467
Nichiha Corp.	6,900	270,983
NichiiGakkan Company, Ltd.	8,800	95,253
Nichi-iko Pharmaceutical Company, Ltd.	12,100	188,649
Nichimo Company, Ltd.	700	11,892
Nichireki Company, Ltd.	7,800	108,117
Nichirin Company, Ltd.	2,190	59,179
Nihon Chouzai Company, Ltd.	1,680	55,905
Nihon Dempa Kogyo Company, Ltd. (B)	4,700	31,351
Nihon Dengi Company, Ltd. (B)	1,100	29,885
Nihon Denkei Company, Ltd.	1,400	28,115
Nihon Eslead Corp.	2,700	56,322
Nihon Flush Company, Ltd.	1,600	39,073
Nihon House Holdings Company, Ltd.	12,400	75,797
Nihon Kagaku Sangyo Company, Ltd. (B)	3,200	46,108
Nihon Kohden Corp.	7,900	220,952
Nihon Nohyaku Company, Ltd. (B)	15,800	95,110
Nihon Parkerizing Company, Ltd.	20,500	361,517
Nihon Plast Company, Ltd.	3,000	27,831
Nihon Tokushu Toryo Company, Ltd.	3,400	64,801
Nihon Trim Company, Ltd.	1,100	59,732
Nihon Unisys, Ltd.	13,700	283,600
Nihon Yamamura Glass Company, Ltd.	28,000	46,840
Niitaka Company, Ltd.	800	13,504
Nikkato Corp.	2,200	22,768
Nikkiso Company, Ltd.	15,500	172,471
Nikko Company, Ltd.	1,600	36,361
Nikkon Holdings Company, Ltd.	15,500	396,044
Nippi, Inc.	400	16,770
Nippo Corp.	7,000	165,048
Nippon Air Conditioning Services Company, Ltd.	4,500	31,516
Nippon Aqua Company, Ltd.	2,600	11,964
Nippon Beet Sugar Manufacturing Company, Ltd.	3,100	68,602
Nippon Carbide Industries Company, Inc. (B)	2,500	52,378
Nippon Carbon Company, Ltd.	800	45,723
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
Nippon Ceramic Company, Ltd.	2,900	$81,153
Nippon Chemical Industrial Company, Ltd.	2,500	78,142
Nippon Chemi-Con Corp.	4,727	126,662
Nippon Chemiphar Company, Ltd.	300	13,307
Nippon Coke & Engineering Company, Ltd.	46,000	48,703
Nippon Commercial Development Company, Ltd. (B)	2,600	44,985
Nippon Concrete Industries Company, Ltd.	13,000	57,680
Nippon Denko Company, Ltd.	33,100	116,546
Nippon Densetsu Kogyo Company, Ltd.	8,400	176,318
Nippon Felt Company, Ltd.	2,700	13,363
Nippon Filcon Company, Ltd.	3,100	19,046
Nippon Fine Chemical Company, Ltd.	4,400	53,957
Nippon Flour Mills Company, Ltd.	16,000	246,149
Nippon Gas Company, Ltd.	7,800	333,972
Nippon Hume Corp.	6,700	50,540
Nippon Kanzai Company, Ltd.	4,100	81,327
Nippon Kayaku Company, Ltd.	13,400	172,059
Nippon Kinzoku Company, Ltd.	1,300	33,423
Nippon Kodoshi Corp. (B)	2,000	56,127
Nippon Koei Company, Ltd.	3,400	93,842
Nippon Koshuha Steel Company, Ltd.	2,400	18,468
Nippon Light Metal Holdings Company, Ltd.	136,400	367,741
Nippon Paper Industries Company, Ltd.	17,900	352,145
Nippon Parking Development Company, Ltd.	53,700	92,441
Nippon Pillar Packing Company, Ltd.	5,500	86,747
Nippon Piston Ring Company, Ltd.	2,100	48,368
Nippon Rietec Company, Ltd.	3,000	36,844
Nippon Seiki Company, Ltd.	12,000	256,656
Nippon Seisen Company, Ltd.	800	37,800
Nippon Sharyo, Ltd. (A)	17,000	48,344
Nippon Sheet Glass Company, Ltd. (A)	30,600	243,111
Nippon Signal Company, Ltd.	16,500	161,127
Nippon Soda Company, Ltd.	30,000	184,526
Nippon Steel & Sumikin Bussan Corp.	3,868	219,473
Nippon Suisan Kaisha, Ltd.	67,565	348,013
Nippon Systemware Company, Ltd.	1,900	46,615
Nippon Thompson Company, Ltd.	17,500	139,795
Nippon Valqua Industries, Ltd.	4,400	133,318
Nippon View Hotel Company, Ltd.	1,200	17,205
Nippon Yakin Kogyo Company, Ltd.	38,500	113,872
Nipro Corp. (B)	24,200	355,936
Nishikawa Rubber Company, Ltd. (B)	3,300	76,072
Nishimatsu Construction Company, Ltd.	13,600	341,831
Nishimatsuya Chain Company, Ltd. (B)	13,400	159,380
Nishi-Nippon Financial Holdings, Inc.	22,200	272,629
Nishi-Nippon Railroad Company, Ltd.	17,600	467,200
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nishio Rent All Company, Ltd.	4,700	$149,189
Nissan Shatai Company, Ltd.	15,100	152,489
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	31,138
Nissei ASB Machine Company, Ltd.	1,800	135,266
Nissei Build Kogyo Company, Ltd.	6,500	78,251
Nissei Corp.	1,100	13,973
Nissei Plastic Industrial Company, Ltd.	3,600	56,409
Nissha Company, Ltd.	1,500	40,452
Nisshin Fudosan Company, Ltd.	12,000	91,508
Nisshin Steel Company, Ltd.	12,696	167,799
Nisshinbo Holdings, Inc.	36,908	560,432
Nissin Corp.	3,600	92,835
Nissin Electric Company, Ltd.	12,400	121,119
Nissin Kogyo Company, Ltd.	10,800	191,190
Nissin Sugar Company, Ltd.	3,700	79,044
Nissui Pharmaceutical Company, Ltd.	2,700	34,857
Nitta Corp. (B)	5,000	191,797
Nitta Gelatin, Inc.	3,400	25,261
Nittan Valve Company, Ltd.	4,000	14,494
Nittetsu Mining Company, Ltd.	1,600	107,263
Nitto Boseki Company, Ltd.	8,045	186,691
Nitto FC Company, Ltd.	3,100	21,605
Nitto Kogyo Corp. (B)	7,300	127,642
Nitto Kohki Company, Ltd.	2,500	70,178
Nitto Seiko Company, Ltd.	8,000	48,321
Nittoc Construction Company, Ltd.	7,600	47,281
Nittoku Engineering Company, Ltd.	3,700	150,871
NJS Company, Ltd.	1,900	29,250
nms Holdings Company	2,400	22,715
Noda Corp.	2,500	34,453
Noevir Holdings Company, Ltd.	1,500	111,619
NOF Corp.	18,500	507,925
Nohmi Bosai, Ltd.	6,300	136,351
Nojima Corp.	6,000	141,009
Nomura Company, Ltd. (B)	8,400	167,778
Noritake Company, Ltd.	3,100	156,591
Noritsu Koki Company, Ltd. (B)	6,000	134,773
Noritz Corp.	7,000	124,384
North Pacific Bank, Ltd.	78,800	272,799
Nozawa Corp.	1,200	16,354
NS Solutions Corp.	5,100	135,389
NS Tool Company, Ltd.	1,300	41,570
NS United Kaiun Kaisha, Ltd.	2,700	57,433
NSD Company, Ltd.	6,106	126,558
NuFlare Technology, Inc. (B)	1,000	74,422
OAK Capital Corp. (B)	16,400	49,157
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
Oat Agrio Company, Ltd.	400	$11,735
Obara Group, Inc.	3,100	195,316
Odelic Company, Ltd.	1,000	44,254
Oenon Holdings, Inc.	17,000	71,132
Ohashi Technica, Inc.	3,800	63,078
Ohba Company, Ltd.	600	3,759
Ohmoto Gumi Company, Ltd.	400	22,357
Ohsho Food Service Corp.	2,200	105,668
Oiles Corp.	5,972	130,286
Okabe Company, Ltd.	10,700	102,205
Okada Aiyon Corp.	600	9,372
Okamoto Industries, Inc.	14,000	145,106
Okamoto Machine Tool Works, Ltd.	700	28,619
Okamura Corp.	17,200	237,918
Okasan Securities Group, Inc.	43,000	275,415
Oki Electric Industry Company, Ltd.	21,000	288,088
Okinawa Cellular Telephone Company	3,200	121,359
OKK Corp.	2,500	27,162
OKUMA Corp.	6,276	394,786
Okumura Corp.	7,800	337,069
Okura Industrial Company, Ltd.	13,000	73,161
Okuwa Company, Ltd.	7,000	71,357
Olympic Group Corp.	1,000	5,517
ONO Sokki Company, Ltd.	2,000	15,623
Onoken Company, Ltd.	4,400	80,385
Onward Holdings Company, Ltd.	32,000	272,532
Ootoya Holdings Company, Ltd.	2,000	45,029
Open Door, Inc. (A)	1,500	32,154
OPT Holding, Inc.	3,900	51,528
Optex Group Company, Ltd.	2,600	141,540
Optim Corp. (A)	600	13,719
Organo Corp.	2,000	64,015
Origin Electric Company, Ltd.	2,200	38,331
Osaka Organic Chemical Industry, Ltd.	4,000	58,068
Osaka Soda Company, Ltd. (B)	3,600	96,598
Osaka Steel Company, Ltd.	3,200	64,929
OSAKA Titanium Technologies Company, Ltd. (B)	4,800	116,788
Osaki Electric Company, Ltd.	13,000	97,501
OSG Corp.	14,400	338,465
OSJB Holdings Corp.	30,200	88,174
Otsuka Kagu, Ltd. (B)	4,600	28,548
OUG Holdings, Inc.	1,200	30,118
Outsourcing, Inc.	14,500	277,804
Oyo Corp.	6,400	92,624
Ozu Corp.	1,000	20,781
Pacific Industrial Company, Ltd.	10,800	150,820
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Pacific Metals Company, Ltd. (A)(B)	4,800	$148,011
PAL GROUP Holdings Company, Ltd.	3,200	90,025
PALTAC Corp.	3,800	196,794
Paltek Corp. (B)	1,800	12,602
PAPYLESS Company, Ltd.	600	9,704
Paraca, Inc.	1,600	35,492
Paramount Bed Holdings Company, Ltd.	4,100	211,233
Parco Company, Ltd.	5,600	78,087
Paris Miki Holdings, Inc.	6,300	31,912
Parker Corp.	4,000	26,192
Pasco Corp.	4,000	12,606
Pasona Group, Inc.	3,300	71,372
PC Depot Corp.	8,540	62,714
PCI Holdings, Inc.	1,100	34,017
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	39,632
Penta-Ocean Construction Company, Ltd.	68,400	493,355
People Company, Ltd.	1,200	19,325
Pepper Food Service Company, Ltd. (B)	2,100	98,786
PIA Corp. (B)	1,100	57,779
Pickles Corp.	600	10,270
Pilot Corp.	5,700	303,804
Piolax, Inc.	7,800	214,674
Pioneer Corp. (A)(B)	94,900	170,982
Plant Company, Ltd.	900	11,481
Plenus Company, Ltd. (B)	4,800	92,692
Poletowin Pitcrew Holdings, Inc.	2,700	57,719
Press Kogyo Company, Ltd.	26,700	164,447
Pressance Corp.	9,200	144,452
Prestige International, Inc.	13,000	166,722
Prima Meat Packers, Ltd.	33,000	198,317
Pronexus, Inc.	4,800	60,644
Pro-Ship, Inc.	500	10,723
Prospect Company, Ltd.	148,000	90,812
Proto Corp.	3,400	58,134
PS Mitsubishi Construction Company, Ltd.	8,700	66,621
Punch Industry Company, Ltd.	4,200	53,756
Qol Company, Ltd.	3,800	80,903
Quick Company, Ltd.	1,500	27,704
Raccoon Company, Ltd.	1,900	11,772
Raito Kogyo Company, Ltd.	11,600	128,397
Rakus Company, Ltd.	600	18,333
Rasa Corp.	1,500	13,292
Rasa Industries, Ltd. (B)	2,100	47,036
Raysum Company, Ltd.	4,300	62,332
RECOMM Company, Ltd.	9,900	30,071
Relia, Inc.	10,600	134,821
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Japan (continued)
Renaissance, Inc.	2,700	$43,897
Renesas Easton Company, Ltd.	4,400	31,810
Rengo Company, Ltd.	46,000	398,855
Renown, Inc. (A)(B)	15,500	26,233
Resol Holdings Company, Ltd.	400	17,233
Resorttrust, Inc.	4,300	96,857
Retail Partners Company, Ltd.	2,600	32,183
Rheon Automatic Machinery Company, Ltd.	3,400	75,073
Rhythm Watch Company, Ltd.	2,000	43,135
Riberesute Corp.	2,000	18,178
Ricoh Leasing Company, Ltd.	4,000	134,717
Ride On Express Holdings Company, Ltd.	1,600	17,085
Right On Company, Ltd.	3,400	29,659
Riken Corp.	2,300	134,601
Riken Keiki Company, Ltd.	5,400	119,714
Riken Technos Corp.	11,000	55,187
Riken Vitamin Company, Ltd.	1,900	72,658
Ringer Hut Company, Ltd. (B)	4,500	100,304
Rion Company, Ltd.	1,600	43,861
Riso Kagaku Corp.	6,900	147,193
Riso Kyoiku Company, Ltd. (B)	8,400	64,224
Rock Field Company, Ltd.	5,500	109,808
Rokko Butter Company, Ltd. (B)	3,600	76,075
Roland DG Corp.	3,500	89,723
Rorze Corp. (B)	2,400	54,594
Round One Corp.	16,900	279,000
Royal Holdings Company, Ltd.	6,600	179,558
RS Technologies Company, Ltd. (B)	600	46,559
RVH, Inc. (A)(B)	2,900	14,543
Ryobi, Ltd.	8,400	229,209
Ryoden Corp.	4,000	69,547
Ryosan Company, Ltd.	7,729	287,500
Ryoyo Electro Corp.	6,600	117,864
S Foods, Inc.	3,400	135,528
S&B Foods, Inc. (B)	500	50,320
Sac's Bar Holdings, Inc.	6,000	67,481
Sagami Rubber Industries Company, Ltd. (B)	2,000	32,782
Saibu Gas Company, Ltd.	8,400	214,162
Saison Information Systems Company, Ltd.	1,000	21,900
Saizeriya Company, Ltd.	7,300	206,589
Sakai Chemical Industry Company, Ltd.	5,800	170,325
Sakai Heavy Industries, Ltd.	1,100	54,436
Sakai Moving Service Company, Ltd.	2,000	106,314
Sakai Ovex Company, Ltd.	1,200	29,880
Sakata INX Corp.	11,100	145,589
Sakata Seed Corp.	400	13,849
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Sakura Internet, Inc.	4,500	$31,734
Sala Corp.	12,700	81,388
SAMTY Company, Ltd. (B)	4,000	71,033
San Holdings, Inc.	1,200	29,321
San-A Company, Ltd.	3,900	202,278
San-Ai Oil Company, Ltd.	15,400	212,261
Sanden Holdings Corp. (A)	5,800	95,009
Sanei Architecture Planning Company, Ltd. (B)	2,700	53,524
Sangetsu Corp.	13,200	276,193
Sanix, Inc. (A)	4,400	11,412
Sanken Electric Company, Ltd.	32,437	248,354
Sanki Engineering Company, Ltd.	14,000	156,381
Sanko Gosei, Ltd.	3,100	21,056
Sanko Metal Industrial Company, Ltd.	600	23,721
Sankyo Frontier Company, Ltd.	1,000	29,550
Sankyo Seiko Company, Ltd.	10,400	52,918
Sankyo Tateyama, Inc. (B)	8,300	120,591
Sankyu, Inc.	5,400	260,501
Sanoh Industrial Company, Ltd.	6,300	46,148
Sanoyas Holdings Corp.	9,400	23,056
Sanrio Company, Ltd.	5,300	95,298
Sansei Technologies, Inc.	2,000	24,047
Sansha Electric Manufacturing Company, Ltd. (B)	4,100	67,348
Sanshin Electronics Company, Ltd. (B)	6,200	114,826
Sanyo Chemical Industries, Ltd.	3,200	158,559
Sanyo Denki Company, Ltd.	2,400	196,945
Sanyo Electric Railway Company, Ltd.	4,200	107,861
Sanyo Engineering & Construction, Inc.	1,900	15,132
Sanyo Housing Nagoya Company, Ltd.	2,700	31,176
Sanyo Shokai, Ltd.	3,300	76,198
Sanyo Special Steel Company, Ltd.	5,729	126,294
Sanyo Trading Company, Ltd.	3,100	68,682
Sapporo Holdings, Ltd.	9,800	277,862
Sata Construction Company, Ltd.	1,800	8,289
Sato Holdings Corp.	6,400	213,558
Sato Shoji Corp.	2,600	28,259
Satori Electric Company, Ltd.	4,700	49,630
Sawada Holdings Company, Ltd.	7,000	67,535
Sawai Pharmaceutical Company, Ltd.	7,200	332,925
Saxa Holdings, Inc.	1,800	37,743
SBS Holdings, Inc. (B)	5,100	70,489
Scala, Inc.	5,700	46,790
Scroll Corp.	9,200	37,466
SEC Carbon, Ltd.	700	52,750
Seed Company, Ltd. (B)	1,100	61,751
Seibu Electric Industry Company, Ltd.	600	16,033
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Japan (continued)
Seika Corp. (B)	3,000	$75,667
Seikagaku Corp.	10,500	205,198
Seikitokyu Kogyo Company, Ltd.	9,200	61,514
Seiko Holdings Corp.	7,200	195,822
Seiko PMC Corp. (B)	3,000	31,812
Seikoh Giken Company, Ltd.	1,200	20,684
Seiren Company, Ltd.	11,900	230,820
Sekisui Jushi Corp.	7,800	179,014
Sekisui Plastics Company, Ltd.	6,000	67,280
Senko Group Holdings Company, Ltd.	26,400	187,351
Senshu Electric Company, Ltd.	2,300	64,553
Senshu Ikeda Holdings, Inc.	67,300	262,658
Senshukai Company, Ltd. (A)	7,500	40,371
Septeni Holdings Company, Ltd.	21,500	87,169
SFP Holdings Company, Ltd.	1,500	27,299
Shibaura Electronics Company, Ltd.	2,200	125,951
Shibaura Mechatronics Corp.	10,000	46,799
Shibuya Corp.	3,800	153,524
Shidax Corp.	6,600	32,071
SHIFT, Inc. (A)	1,300	60,079
Shikibo, Ltd.	2,100	27,191
Shikoku Chemicals Corp.	10,000	140,799
Shima Seiki Manufacturing, Ltd.	4,300	285,652
Shimachu Company, Ltd.	12,800	423,540
Shimojima Company, Ltd.	1,800	19,063
Shin Nippon Air Technologies Company, Ltd.	3,600	54,120
Shin Nippon Biomedical Laboratories, Ltd. (A)	7,100	37,490
Shinagawa Refractories Company, Ltd.	1,600	44,469
Shindengen Electric Manufacturing Company, Ltd.	1,700	132,792
Shin-Etsu Polymer Company, Ltd.	11,800	138,852
Shinkawa, Ltd. (A)(B)	3,800	42,317
Shin-Keisei Electric Railway Company, Ltd.	800	16,869
Shinko Electric Industries Company, Ltd.	16,800	134,771
Shinko Plantech Company, Ltd.	9,700	86,639
Shinko Shoji Company, Ltd.	6,700	124,042
Shinmaywa Industries, Ltd.	22,000	190,684
Shinnihon Corp.	6,400	63,172
Shinoken Group Company, Ltd. (B)	3,200	86,532
Shinsho Corp.	1,500	54,227
Shinwa Company, Ltd.	2,000	42,568
Ship Healthcare Holdings, Inc.	10,000	346,489
Shizuki Electric Company, Inc.	5,000	38,728
Shizuoka Gas Company, Ltd.	17,400	145,890
Shobunsha Publications, Inc.	2,400	17,531
Shochiku Company, Ltd. (B)	400	56,133
Shoei Company, Ltd.	3,100	130,735
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Shoei Foods Corp.	2,200	$84,235
Shofu, Inc.	3,500	47,139
Shoko Company, Ltd. (A)(B)	17,000	18,840
Showa Aircraft Industry Company, Ltd.	2,000	24,649
Showa Corp.	12,100	190,704
Showa Sangyo Company, Ltd.	5,200	136,544
Showa Shinku Company, Ltd.	900	22,563
Sigma Koki Company, Ltd.	1,000	23,180
SIGMAXYZ, Inc.	2,100	33,839
Siix Corp. (B)	3,800	183,262
Sinanen Holdings Company, Ltd.	2,400	59,723
Sinfonia Technology Company, Ltd. (B)	32,000	111,433
Sinko Industries, Ltd.	4,700	86,496
Sintokogio, Ltd.	11,500	135,084
SK Kaken Company, Ltd.	1,000	108,193
SK-Electronics Company, Ltd.	1,100	24,399
SKY Perfect JSAT Holdings, Inc.	39,500	178,125
SMK Corp.	15,000	65,702
SMS Company, Ltd.	5,500	226,590
SNT Corp.	3,200	27,609
Soda Nikka Company, Ltd.	3,800	25,767
Sodick Company, Ltd.	11,200	155,291
Soft99 Corp.	1,300	16,818
Softbank Technology Corp.	3,400	65,808
Softbrain Company, Ltd.	6,100	28,333
Softcreate Holdings Corp.	2,100	29,247
Software Service, Inc.	900	64,280
Sogo Medical Company, Ltd.	2,200	128,955
Soken Chemical & Engineering Company, Ltd.	1,300	40,093
Solasto Corp.	3,200	84,332
Soliton Systems KK	1,100	13,987
Sotoh Company, Ltd.	1,000	10,105
Sourcenext Corp.	7,000	41,478
Space Company, Ltd.	2,970	38,622
Sparx Group Company, Ltd.	28,400	81,861
SPK Corp.	900	25,568
SRA Holdings	2,300	74,396
Srg Takamiya Company, Ltd. (B)	6,000	38,528
SRS Holdings Company, Ltd.	1,700	15,438
ST Corp.	3,700	80,703
St. Marc Holdings Company, Ltd.	3,600	107,979
Star Mica Company, Ltd.	2,800	56,627
Star Micronics Company, Ltd.	5,500	113,294
Starts Corp., Inc.	6,800	178,808
Starzen Company, Ltd.	1,600	80,164
St-Care Holding Corp.	3,300	23,708
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Japan (continued)
Stella Chemifa Corp.	3,500	$93,471
Step Company, Ltd.	2,000	33,299
Strike Company, Ltd. (B)	500	30,523
Studio Alice Company, Ltd.	2,300	54,934
Subaru Enterprise Company, Ltd.	300	18,223
Sugimoto & Company, Ltd.	2,400	42,244
Sumida Corp. (B)	5,600	90,114
Suminoe Textile Company, Ltd.	1,699	46,173
Sumiseki Holdings, Inc.	21,100	32,752
Sumitomo Bakelite Company, Ltd.	48,000	417,168
Sumitomo Densetsu Company, Ltd.	4,800	98,547
Sumitomo Mitsui Construction Company, Ltd.	41,560	243,529
Sumitomo Osaka Cement Company, Ltd.	99,000	456,271
Sumitomo Precision Products Company, Ltd.	9,000	34,149
Sumitomo Riko Company, Ltd.	8,800	89,847
Sumitomo Seika Chemicals Company, Ltd.	2,400	122,428
Sun Corp.	5,300	37,878
Sun Frontier Fudousan Company, Ltd.	5,600	63,353
Suncall Corp.	5,000	36,430
Sun-Wa Technos Corp. (B)	2,900	59,440
Suzuden Corp.	1,300	21,789
Suzuki Company, Ltd.	1,400	18,362
SWCC Showa Holdings Company, Ltd. (A)	6,500	63,147
Systemsoft Corp.	10,000	12,954
Systena Corp.	4,500	192,367
Syuppin Company, Ltd.	2,800	33,550
T Hasegawa Company, Ltd.	6,000	114,287
T RAD Company, Ltd.	1,900	71,772
T&K Toka Company, Ltd.	5,700	73,498
Tachibana Eletech Company, Ltd.	4,400	88,020
Tachikawa Corp.	2,300	34,023
Tachi-S Company, Ltd.	8,700	156,913
Tadano, Ltd.	22,600	351,388
Taihei Dengyo Kaisha, Ltd.	5,500	133,017
Taiheiyo Kouhatsu, Inc.	1,200	12,371
Taiho Kogyo Company, Ltd.	5,600	84,140
Taikisha, Ltd.	6,200	212,913
Taiko Pharmaceutical Company, Ltd.	2,200	45,395
Taisei Lamick Company, Ltd.	1,700	50,629
Taiyo Holdings Company, Ltd.	4,100	184,465
Taiyo Yuden Company, Ltd.	27,500	478,644
Takachiho Koheki Company, Ltd.	1,300	14,953
Takamatsu Construction Group Company, Ltd.	2,800	77,671
Takano Company, Ltd.	2,000	18,047
Takaoka Toko Company, Ltd. (B)	2,770	42,978
Takara Holdings, Inc.	24,300	297,358
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Takara Leben Company, Ltd. (B)	23,800	$105,393
Takara Printing Company, Ltd.	1,100	19,530
Takara Standard Company, Ltd.	10,200	169,589
Takasago International Corp.	4,000	118,374
Takasago Thermal Engineering Company, Ltd.	12,300	225,175
Takashima & Company, Ltd.	1,400	29,364
Take And Give Needs Company, Ltd.	2,480	24,375
TAKEBISHI CORP.	1,600	27,523
Takeei Corp. (B)	5,700	67,097
Takeuchi Manufacturing Company, Ltd.	9,400	223,641
Takihyo Company, Ltd.	1,600	33,613
Takisawa Machine Tool Company, Ltd.	1,400	28,778
Takuma Company, Ltd.	18,000	215,469
Tama Home Company, Ltd.	4,700	50,739
Tamron Company, Ltd.	5,100	117,105
Tamura Corp.	19,000	149,947
Tanseisha Company, Ltd.	7,800	77,964
Tatsuta Electric Wire & Cable Company, Ltd.	11,300	76,766
Tayca Corp.	5,000	127,810
Tazmo Company, Ltd. (B)	1,100	19,671
TBK Company, Ltd.	6,000	30,671
TDC Soft, Inc.	3,300	39,409
Teac Corp. (A)(B)	51,000	22,430
Tear Corp.	2,100	20,127
TechMatrix Corp.	4,200	69,278
TECHNO ASSOCIE Company, Ltd.	1,000	12,781
Techno Medica Company, Ltd.	1,500	28,314
Techno Ryowa, Ltd.	2,900	23,158
Techno Smart Corp.	2,000	27,480
TechnoPro Holdings, Inc.	4,000	237,842
Tecnos Japan, Inc. (B)	3,400	30,818
Teikoku Electric Manufacturing Company, Ltd.	5,500	87,101
Teikoku Sen-I Company, Ltd.	5,000	92,980
Teikoku Tsushin Kogyo Company, Ltd.	2,800	36,830
Tekken Corp.	3,300	96,286
Tenma Corp.	5,300	108,219
Tenox Corp.	2,100	19,480
Tenpos Holdings Company, Ltd.	900	21,126
Teraoka Seisakusho Company, Ltd.	2,900	22,524
TESEC Corp.	600	11,572
T-Gaia Corp.	5,900	169,284
The 77 Bank, Ltd.	18,800	468,118
The Aichi Bank, Ltd.	2,200	109,226
The Akita Bank, Ltd.	5,400	144,070
The Aomori Bank, Ltd.	5,200	163,252
The Awa Bank, Ltd.	50,000	320,291
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Japan (continued)
The Bank of Iwate, Ltd.	4,900	$195,503
The Bank of Kochi, Ltd.	2,600	33,196
The Bank of Nagoya, Ltd.	4,800	174,765
The Bank of Okinawa, Ltd.	5,705	228,014
The Bank of Saga, Ltd.	4,900	117,515
The Bank of Toyama, Ltd.	500	18,131
The Chiba Kogyo Bank, Ltd.	14,500	66,191
The Chukyo Bank, Ltd.	3,500	75,877
The Daisan Bank, Ltd.	4,600	69,384
The Daishi Bank, Ltd.	7,700	349,059
The Daito Bank, Ltd.	2,800	35,827
The Ehime Bank, Ltd.	11,150	138,328
The Eighteenth Bank, Ltd.	70,000	183,616
The First Bank of Toyama, Ltd.	7,400	35,041
The Fukui Bank, Ltd.	5,818	138,523
The Fukushima Bank, Ltd. (B)	7,400	54,230
The Furukawa Battery Company, Ltd. (B)	3,900	37,308
The Global, Ltd.	2,600	21,725
The Hokkoku Bank, Ltd.	6,400	266,374
The Hokuetsu Bank, Ltd.	6,800	151,739
The Hyakugo Bank, Ltd.	62,600	307,805
The Hyakujushi Bank, Ltd.	63,000	210,991
The Japan Steel Works, Ltd.	9,000	277,409
The Japan Wool Textile Company, Ltd.	14,900	152,852
The Juroku Bank, Ltd.	8,100	217,208
The Keiyo Bank, Ltd.	59,000	277,031
The Kinki Sharyo Company, Ltd. (A)	1,200	30,246
The Kita-Nippon Bank, Ltd.	2,600	72,504
The Kiyo Bank, Ltd.	16,139	264,519
The Kosei Securities Company, Ltd.	1,900	24,805
The Michinoku Bank, Ltd. (B)	5,500	92,982
The Mie Bank, Ltd.	3,100	66,350
The Minato Bank, Ltd.	4,600	88,706
The Miyazaki Bank, Ltd.	4,700	153,017
The Monogatari Corp.	1,100	102,562
The Musashino Bank, Ltd.	7,100	237,132
The Nagano Bank, Ltd.	2,500	43,727
The Nanto Bank, Ltd.	7,500	207,659
The Nippon Road Company, Ltd.	2,200	118,445
The Nisshin Oillio Group, Ltd.	8,700	236,544
The Ogaki Kyoritsu Bank, Ltd.	8,800	228,157
The Oita Bank, Ltd.	4,000	151,772
The Okinawa Electric Power Company, Inc. (B)	9,680	261,474
The Pack Corp.	3,500	120,996
The San-In Godo Bank, Ltd.	39,200	368,672
The Shibusawa Warehouse Company, Ltd.	1,600	28,554
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
The Shiga Bank, Ltd.	56,000	$291,146
The Shikoku Bank, Ltd.	11,000	155,382
The Shimane Bank, Ltd.	200	2,621
The Shimizu Bank, Ltd.	2,100	57,838
The Sumitomo Warehouse Company, Ltd.	31,952	222,432
The Taiko Bank, Ltd.	2,200	48,617
The Tochigi Bank, Ltd.	24,100	98,465
The Toho Bank, Ltd. (B)	53,200	199,643
The Tohoku Bank, Ltd.	2,600	35,437
The Torigoe Company, Ltd.	4,000	36,414
The Tottori Bank, Ltd.	2,500	40,509
The Towa Bank, Ltd.	11,200	149,803
The Yamagata Bank, Ltd.	8,500	184,831
The Yamanashi Chuo Bank, Ltd.	48,255	195,680
The Zenitaka Corp.	600	31,251
Tigers Polymer Corp.	2,000	16,302
TKC Corp.	4,800	208,693
Toa Corp. (Hyogo)	5,200	68,844
Toa Corp. (Tokyo)	5,800	124,854
Toa Oil Company, Ltd.	13,000	19,493
TOA ROAD CORP.	1,100	43,158
Toabo Corp.	3,800	20,678
Toagosei Company, Ltd.	28,500	330,887
Toba, Inc.	800	27,106
Tobishima Corp.	44,200	74,859
Tobu Store Company, Ltd.	800	22,226
TOC Company, Ltd. (B)	13,800	110,288
Tocalo Company, Ltd.	13,600	184,423
Toda Corp.	51,000	388,592
Toda Kogyo Corp.	800	29,416
Toei Animation Company, Ltd.	1,100	104,092
Toei Company, Ltd.	1,700	179,862
Toell Company, Ltd.	2,300	22,419
Toenec Corp.	2,200	67,165
Togami Electric Manufacturing Company, Ltd.	600	13,582
Toho Acetylene Company, Ltd.	900	12,979
Toho Company, Ltd. (B)	2,100	48,397
Toho Holdings Company, Ltd.	13,900	326,150
Toho Titanium Company, Ltd.	7,500	100,740
Toho Zinc Company, Ltd.	3,200	168,259
Tohoku Steel Company, Ltd.	500	10,766
Tohokushinsha Film Corp.	3,700	28,626
Tohto Suisan Company, Ltd.	500	9,355
Tokai Carbon Company, Ltd.	23,300	401,338
Tokai Corp.	4,400	107,547
TOKAI Holdings Corp.	17,000	182,767
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Japan (continued)
Tokai Lease Company, Ltd.	300	$6,262
Tokai Rika Company, Ltd.	14,000	302,630
Tokai Tokyo Financial Holdings, Inc.	48,400	357,704
Token Corp.	1,750	196,927
Tokushu Tokai Paper Company, Ltd.	2,600	102,179
Tokuyama Corp.	15,600	462,883
Tokyo Base Company, Ltd. (A)(B)	3,000	39,194
Tokyo Dome Corp.	23,500	215,670
Tokyo Electron Device, Ltd.	1,800	36,264
Tokyo Energy & Systems, Inc.	7,200	78,894
Tokyo Individualized Educational Institute, Inc. (B)	3,300	41,023
Tokyo Keiki, Inc. (B)	4,200	49,573
Tokyo Ohka Kogyo Company, Ltd.	5,800	225,958
Tokyo Rakutenchi Company, Ltd. (B)	1,200	58,538
Tokyo Rope Manufacturing Company, Ltd.	3,400	66,262
Tokyo Sangyo Company, Ltd.	3,500	19,852
Tokyo Seimitsu Company, Ltd.	9,700	398,946
Tokyo Steel Manufacturing Company, Ltd.	25,200	203,579
Tokyo Tekko Company, Ltd.	2,000	32,022
Tokyo Theatres Company, Inc.	1,500	20,793
Tokyo TY Financial Group, Inc.	7,458	184,086
Tokyotokeiba Company, Ltd.	4,500	150,121
Tokyu Construction Company, Ltd.	19,900	221,865
Tokyu Recreation Company, Ltd.	4,000	35,771
Toli Corp.	14,000	51,016
Tomato Bank, Ltd.	2,100	30,347
Tomen Devices Corp.	400	11,030
Tomoe Corp.	7,600	43,952
Tomoe Engineering Company, Ltd.	2,200	41,137
Tomoegawa Company, Ltd.	2,000	5,697
Tomoku Company, Ltd.	3,400	66,557
TOMONY Holdings, Inc.	41,700	192,837
Tomy Company, Ltd.	17,700	187,537
Tonami Holdings Company, Ltd.	1,900	98,377
Topcon Corp.	17,100	380,053
Toppan Forms Company, Ltd.	13,200	148,903
Topre Corp.	8,100	242,698
Topy Industries, Ltd.	5,700	173,785
Torex Semiconductor, Ltd. (B)	900	14,257
Toridoll Holdings Corp.	5,200	178,961
Torii Pharmaceutical Company, Ltd.	3,600	98,905
Torikizoku Company, Ltd.	1,400	39,693
Torishima Pump Manufacturing Company, Ltd.	4,800	46,733
Tosei Corp.	10,800	133,859
Toshiba Machine Company, Ltd.	33,000	236,056
Toshiba Plant Systems & Services Corp.	10,600	214,065
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Toshiba TEC Corp.	29,000	$180,597
Tosho Company, Ltd. (B)	3,400	125,792
Tosho Printing Company, Ltd.	5,700	52,250
Totech Corp.	1,400	32,160
Totetsu Kogyo Company, Ltd.	6,100	193,563
Toukei Computer Company, Ltd.	700	21,928
Tow Company, Ltd.	4,600	39,441
Towa Corp. (B)	4,300	67,297
Towa Pharmaceutical Company, Ltd.	2,400	155,284
Toyo Construction Company, Ltd.	17,400	87,624
Toyo Corp.	6,100	55,702
Toyo Denki Seizo KK	1,600	26,936
Toyo Engineering Corp. (B)	8,400	78,625
Toyo Gosei Company, Ltd.	400	6,488
Toyo Ink SC Holdings Company, Ltd.	49,000	306,492
Toyo Kanetsu KK	2,600	82,500
Toyo Kohan Company, Ltd.	13,500	89,467
Toyo Logistics Company, Ltd.	6,100	20,912
Toyo Machinery & Metal Company, Ltd.	3,100	27,532
Toyo Securities Company, Ltd.	15,000	44,312
Toyo Tanso Company, Ltd.	3,300	125,895
Toyo Tire & Rubber Company, Ltd.	3,400	62,950
Toyo Wharf & Warehouse Company, Ltd.	1,900	31,372
Toyobo Company, Ltd.	22,006	431,045
TPR Company, Ltd.	4,700	133,247
Trancom Company, Ltd.	1,700	112,595
Transaction Company, Ltd. (B)	2,400	24,588
Transcosmos, Inc.	6,000	162,477
Tri Chemical Laboratories, Inc. (B)	1,100	53,654
Trinity Industrial Corp.	2,000	21,203
Trusco Nakayama Corp.	8,000	208,792
Trust Tech, Inc.	1,900	57,330
TS Tech Company, Ltd.	8,800	355,726
TSI Holdings Company, Ltd.	21,305	153,649
Tsubaki Nakashima Company, Ltd.	1,400	40,635
Tsubakimoto Chain Company	32,000	271,493
Tsubakimoto Kogyo Company, Ltd.	1,000	33,311
Tsudakoma Corp. (A)	7,000	18,618
Tsugami Corp.	10,000	135,533
Tsukada Global Holdings, Inc.	4,800	27,524
Tsukishima Kikai Company, Ltd.	7,100	101,256
Tsukuba Bank, Ltd.	25,800	84,378
Tsukui Corp.	12,400	102,732
Tsurumi Manufacturing Company, Ltd.	4,100	75,732
Tsutsumi Jewelry Company, Ltd.	1,600	32,162
TTK Company, Ltd.	2,000	11,467
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
Japan (continued)
TV Asahi Holdings Corp.	6,200	$125,794
Tv Tokyo Holdings Corp.	4,400	110,595
TYK Corp.	6,400	27,598
UACJ Corp. (B)	7,471	181,247
Uchida Yoko Company, Ltd.	2,600	75,279
Uchiyama Holdings Company, Ltd.	3,300	20,438
Ueki Corp.	600	15,074
Ukai Company, Ltd.	600	25,209
UKC Holdings Corp.	4,500	98,672
UMC Electronics Company, Ltd.	1,000	27,425
Umenohana Company, Ltd.	700	19,492
Uniden Holdings Corp.	20,000	58,099
UNIMAT Retirement Community Company, Ltd.	1,300	22,510
Union Tool Company	2,300	81,179
Unipres Corp.	10,000	243,060
United Arrows, Ltd.	5,700	232,908
United Super Markets Holdings, Inc. (B)	11,600	119,164
UNITED, Inc. (B)	2,200	69,618
Unitika, Ltd. (A)	15,200	100,185
Unizo Holdings Company, Ltd.	6,500	170,323
Uoriki Company, Ltd.	2,000	22,517
Urbanet Corp. Company, Ltd.	3,800	12,996
U-Shin, Ltd. (A)(B)	5,000	35,548
Ushio, Inc.	24,000	330,447
UT Group Company, Ltd. (A)	4,500	158,573
Utoc Corp.	4,300	20,002
V Technology Company, Ltd. (B)	1,100	291,100
Valor Holdings Company, Ltd.	8,900	242,837
Value HR Company, Ltd.	800	15,937
ValueCommerce Company, Ltd.	3,100	40,562
Vector, Inc. (B)	6,700	141,695
VeriServe Corp.	400	11,939
VIA Holdings, Inc.	4,700	32,888
Vision, Inc. (A)	1,000	26,786
Visionary Holdings Company, Ltd. (A)(B)	32,600	20,914
Vital KSK Holdings, Inc.	11,900	114,221
Vitec Holdings Company, Ltd.	2,600	47,287
Voyage Group, Inc.	2,500	29,513
VT Holdings Company, Ltd.	21,400	114,481
Wacoal Holdings Corp.	13,500	399,461
Wakachiku Construction Company, Ltd.	3,500	56,363
Wakita & Company, Ltd. (B)	12,400	149,380
Warabeya Nichiyo Holdings Company, Ltd.	3,400	80,880
Watahan & Company, Ltd.	1,500	52,617
WATAMI Company, Ltd.	5,600	69,393
Watts Company, Ltd.	2,500	24,602
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
WDB Holdings Company, Ltd.	2,100	$80,915
Weathernews, Inc.	1,700	52,008
West Holdings Corp. (B)	3,100	20,360
Will Group, Inc.	1,900	26,759
WIN-Partners Company, Ltd.	3,500	58,206
WirelessGate, Inc.	2,500	28,782
Wood One Company, Ltd.	2,200	29,668
World Holdings Company, Ltd.	1,000	40,086
Wowow, Inc.	1,700	53,689
Xebio Holdings Company, Ltd.	7,000	141,707
YAC Holdings Company, Ltd.	2,200	20,257
Yachiyo Industry Company, Ltd.	2,500	33,481
Yagi & Company, Ltd.	800	20,563
Yahagi Construction Company, Ltd.	7,500	57,651
Yaizu Suisankagaku Industry Company, Ltd.	2,900	33,127
Yakuodo Company, Ltd. (B)	2,200	71,682
YAMABIKO Corp.	9,000	139,030
YAMADA Consulting Group Company, Ltd.	1,800	50,568
Yamaichi Electronics Company, Ltd.	5,000	88,426
YA-MAN, Ltd.	6,800	111,355
Yamashin-Filter Corp. (B)	7,600	95,962
Yamatane Corp.	2,900	53,231
Yamato Corp.	5,900	44,590
Yamato International, Inc.	3,700	17,331
Yamato Kogyo Company, Ltd.	10,900	317,032
Yamaura Corp.	1,600	14,740
Yamaya Corp.	1,000	27,383
Yamazawa Company, Ltd.	1,000	16,116
Yamazen Corp.	15,100	166,744
Yaoko Company, Ltd. (B)	3,900	211,056
Yashima Denki Company, Ltd.	3,600	30,402
Yasuda Logistics Corp.	5,700	55,065
Yasunaga Corp. (B)	1,300	31,463
Yellow Hat, Ltd.	4,300	128,282
Yodogawa Steel Works, Ltd.	5,165	146,494
Yokogawa Bridge Holdings Corp.	8,900	214,827
Yokohama Reito Company, Ltd.	10,400	107,119
Yokowo Company, Ltd.	3,700	75,984
Yomeishu Seizo Company, Ltd. (B)	1,500	33,596
Yomiuri Land Company, Ltd.	800	34,630
Yondenko Corp.	800	20,680
Yondoshi Holdings, Inc. (B)	4,559	115,201
Yorozu Corp.	6,100	112,475
Yoshinoya Holdings Company, Ltd. (B)	9,100	164,092
Yossix Company, Ltd.	900	31,915
Yotai Refractories Company, Ltd.	5,000	41,903
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
Japan (continued)
Yuasa Funashoku Company, Ltd.	1,100	$39,890
Yuasa Trading Company, Ltd.	3,800	132,360
Yuken Kogyo Company, Ltd.	1,200	34,480
Yume No Machi Souzou Iinkai Company, Ltd. (B)	6,400	104,543
Yumeshin Holdings Company, Ltd. (B)	9,500	112,331
Yurtec Corp.	11,000	86,764
Yushiro Chemical Industry Company, Ltd.	2,800	49,744
Yutaka Giken Company, Ltd.	1,000	26,614
Zaoh Company, Ltd.	1,000	17,159
Zappallas, Inc.	800	2,907
Zenrin Company, Ltd. (B)	5,800	186,870
ZERIA Pharmaceutical Company, Ltd.	6,100	118,645
ZIGExN Company, Ltd. (A)	6,600	71,496
Zojirushi Corp.	9,400	117,782
Zuiko Corp.	1,100	37,885
Zuken, Inc.	2,300	38,456
Jersey, Channel Islands 0.2%		1,510,291
Centamin PLC	332,915	681,172
Lydian International, Ltd. (A)	31,000	11,234
Phoenix Group Holdings	75,843	817,885
Liechtenstein 0.0%		276,757
Liechtensteinische Landesbank AG	3,126	172,330
VP Bank AG	671	104,427
Luxembourg 0.3%		1,930,041
APERAM SA	14,348	742,060
B&M European Value Retail SA	115,823	655,273
d'Amico International Shipping SA (A)	36,923	10,421
Elcoteq SE (A)(C)	353	0
IVS Group SA	1,063	15,572
L'Occitane International SA	85,250	161,260
Stabilus SA	2,480	235,824
Sword Group	2,509	109,631
Macau 0.0%		97,345
Macau Legend Development, Ltd. (A)	562,000	85,027
Newtree Group Holdings, Ltd. (A)	196,000	12,318
Malaysia 0.0%		3,105
Nam Cheong, Ltd. (A)(C)	205,700	3,105
Malta 0.2%		941,448
Kindred Group PLC	58,059	941,448
Monaco 0.1%		385,339
Endeavour Mining Corp. (A)	16,365	308,629
Societe des Bains de Mer & du Cercle des Etrangers a Monaco (A)	1,252	76,710
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Mongolia 0.0%		$44,326
Mongolian Mining Corp. (A)(B)	1,490,500	44,326
Netherlands 2.5%		16,334,920
Aalberts Industries NV	24,871	1,244,228
Accell Group	6,394	164,012
AMG Advanced Metallurgical Group NV	6,831	340,489
Amsterdam Commodities NV	5,362	144,962
Arcadis NV	23,078	552,875
Argenx SE (A)	3,578	276,944
ASM International NV	14,104	1,007,991
ASR Nederland NV	2,257	101,519
Atrium European Real Estate, Ltd. (A)	47,861	238,957
Basic-Fit NV (A)(D)	2,264	59,639
BE Semiconductor Industries NV	10,820	1,061,616
Beter Bed Holding NV	4,223	61,142
BinckBank NV	22,498	132,548
Boskalis Westminster	24,248	912,597
Brack Capital Properties NV (A)	1,304	160,427
Brunel International NV	6,432	127,072
Corbion NV	16,349	507,332
Euronext NV (D)	10,201	709,699
Flow Traders (D)	7,862	323,328
ForFarmers NV	5,168	56,797
Fugro NV (A)	24,503	353,912
Gemalto NV	16,863	1,012,925
GrandVision NV (D)	1,312	30,304
Heijmans NV (A)	8,530	100,068
Hunter Douglas NV	1,944	163,545
IMCD Group NV	3,557	227,626
Intertrust NV (D)	2,113	44,680
KAS Bank NV	4,965	63,724
Kendrion NV	4,103	183,138
Koninklijke BAM Groep NV (B)	75,061	331,120
Koninklijke Vopak NV	13,948	656,149
Lucas Bols NV (D)	978	21,870
Nederland Apparatenfabriek (B)	1,373	89,319
OCI NV (A)	11,357	266,208
Ordina NV	30,265	72,880
Philips Lighting NV (D)	8,864	351,149
PostNL NV	130,229	518,223
QIAGEN NV (A)	9,747	326,233
Refresco Group NV (D)	12,418	302,281
SBM Offshore NV	52,508	887,696
SIF Holding NV	1,006	19,884
Sligro Food Group NV	7,562	391,771
Takeaway.com NV (A)(D)	1,224	76,225
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
Netherlands (continued)
TKH Group NV	11,242	$706,675
TomTom NV (A)	38,731	369,366
Van Lanschot Kempen NV	4,787	159,602
Wessanen	21,763	424,173
New Zealand 0.7%		4,765,786
Abano Healthcare Group, Ltd.	1,804	12,155
Air New Zealand, Ltd.	130,113	307,848
Arvida Group, Ltd. (B)	53,490	47,160
Chorus, Ltd.	95,570	257,084
Comvita, Ltd.	2,243	12,607
EBOS Group, Ltd.	22,462	286,900
Eroad, Ltd. (A)	5,969	15,320
Freightways, Ltd.	28,913	153,719
Genesis Energy, Ltd.	94,305	160,231
Gentrack Group, Ltd.	8,029	37,181
Hallenstein Glasson Holdings, Ltd.	23,287	77,973
Heartland Bank, Ltd.	67,213	88,094
Infratil, Ltd.	110,455	246,109
Investore Property, Ltd.	12,168	12,119
Kathmandu Holdings, Ltd.	34,744	56,392
Mainfreight, Ltd.	16,582	288,494
Metlifecare, Ltd.	37,102	159,204
Metro Performance Glass, Ltd.	22,396	13,391
NEW Zealand King Salmon Investments, Ltd.	10,031	14,328
New Zealand Oil & Gas, Ltd.	1,495	733
NZME, Ltd.	72,696	40,192
NZX, Ltd.	63,699	48,284
Pacific Edge, Ltd. (A)	105,378	28,937
PGG Wrightson, Ltd.	18,780	8,513
Pike River Coal, Ltd. (A)(C)	57,122	0
Port of Tauranga, Ltd.	69,894	256,605
Pushpay Holdings, Ltd. (A)	7,585	20,988
Restaurant Brands New Zealand, Ltd. (B)	20,203	104,720
Sanford, Ltd.	9,221	51,183
Scales Corp., Ltd.	16,405	53,449
Skellerup Holdings, Ltd.	36,142	49,016
SKY Network Television, Ltd.	109,970	199,959
SKYCITY Entertainment Group, Ltd.	198,999	558,885
Steel & Tube Holdings, Ltd.	21,933	33,037
Summerset Group Holdings, Ltd.	49,158	226,876
Synlait Milk, Ltd. (A)	6,048	34,189
Tegel Group Holdings, Ltd.	16,080	12,051
The New Zealand Refining Company, Ltd.	43,399	75,124
The Warehouse Group, Ltd.	25,288	36,613
Tilt Renewables, Ltd.	8,448	11,437
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
New Zealand (continued)
Tourism Holdings, Ltd. (B)	23,000	$98,528
TOWER, Ltd. (A)	51,604	25,255
Trade Me Group, Ltd.	82,055	260,272
Trustpower, Ltd.	8,448	31,450
Vector, Ltd.	34,959	83,053
Vista Group International, Ltd.	13,039	25,934
Xero, Ltd. (A)	395	9,707
Z Energy, Ltd.	26,699	134,487
Norway 0.7%		4,641,566
ABG Sundal Collier Holding ASA	106,600	85,724
AF Gruppen ASA	3,074	51,264
Akastor ASA (A)	39,742	84,421
Aker Solutions ASA (A)	24,753	138,913
American Shipping Company ASA (A)	14,000	41,529
Archer, Ltd. (A)(B)	30,245	34,824
Atea ASA	18,055	284,111
Austevoll Seafood ASA	20,677	185,361
Avance Gas Holding, Ltd. (A)(D)	12,566	34,612
Axactor AB (A)(B)	227,317	73,876
B2Holding ASA	20,252	51,999
Bonheur ASA	5,857	66,899
Borregaard ASA	21,094	198,515
BW Offshore, Ltd. (A)	26,624	145,193
DNO ASA (A)	166,906	223,457
DOF ASA (A)	48,350	4,508
Ekornes ASA	6,636	94,349
Europris ASA (D)	10,340	34,474
Fred Olsen Energy ASA (A)(B)	11,030	25,433
Frontline, Ltd. (B)	11,591	45,654
Grieg Seafood ASA	13,795	121,312
Hexagon Composites ASA (A)	19,738	59,459
Hoegh LNG Holdings, Ltd.	13,067	93,696
Kongsberg Automotive ASA (A)	102,136	128,232
Kvaerner ASA (A)	47,283	87,673
NEL ASA (A)(B)	127,591	50,058
Nordic Nanovector ASA (A)	5,368	47,304
Nordic Semiconductor ASA (A)	25,643	148,820
Norway Royal Salmon ASA	2,676	50,941
Norwegian Air Shuttle ASA (A)(B)	5,833	132,306
Norwegian Property ASA	30,424	41,036
Ocean Yield ASA	8,441	77,754
Odfjell Drilling, Ltd. (A)	11,447	52,875
Odfjell SE, A Shares	7,780	30,488
Otello Corp ASA (A)	38,500	114,592
Petroleum Geo-Services ASA (A)	88,655	281,250
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

	Shares	Value
Norway (continued)
PhotoCure ASA (A)	3,308	$12,041
Prosafe SE (A)	3,063	4,943
Protector Forsikring ASA (B)	13,728	157,237
Q-Free ASA (A)(B)	14,930	14,944
Sbanken ASA (D)	10,896	109,864
Scatec Solar ASA (D)	13,940	76,180
Selvaag Bolig ASA	8,785	40,844
Sevan Marine ASA (A)	7,650	13,568
Solstad Farstad ASA (A)(B)	7,369	5,492
SpareBank 1 SR-Bank ASA	5,552	65,113
Tomra Systems ASA	11,376	202,237
Treasure ASA	15,273	29,323
Veidekke ASA	15,992	178,859
Wilh Wilhelmsen Holding ASA, Class A	3,793	116,968
XXL ASA (D)	16,845	191,041
Peru 0.0%		216,740
Hochschild Mining PLC	77,484	216,740
Philippines 0.0%		25,043
Del Monte Pacific, Ltd.	136,300	25,043
Portugal 0.5%		3,333,642
Altri SGPS SA	18,001	102,356
Banco Comercial Portugues SA (A)	3,603,145	1,284,785
CTT-Correios de Portugal SA (B)	27,062	112,034
Mota-Engil SGPS SA	32,351	156,905
NOS SGPS SA	59,362	363,063
Novabase SGPS SA	2,054	7,372
REN - Redes Energeticas Nacionais SGPS SA	90,340	271,866
Semapa-Sociedade de Investimento & Gestao	6,591	154,222
Sonae Capital SGPS SA	38,685	48,603
Sonae SGPS SA	340,620	498,295
Teixeira Duarte SA	65,968	21,634
The Navigator Company SA	57,665	312,507
Russia 0.0%		59,429
Petropavlovsk PLC (A)	599,352	59,429
Russian Federation 0.0%		144,750
Evraz PLC	24,851	144,750
Singapore 1.2%		7,757,723
Accordia Golf Trust	199,500	97,119
AEM Holdings, Ltd.	4,300	20,424
Amara Holdings, Ltd.	80,000	31,889
Ascendas India Trust	163,100	122,977
Baker Technology, Ltd.	20,200	9,876
76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
Banyan Tree Holdings, Ltd. (A)	78,000	$35,402
Best World International, Ltd. (B)	40,300	44,620
BOC Aviation, Ltd. (D)	17,400	97,067
Bonvests Holdings, Ltd.	36,400	37,544
Boustead Projects, Ltd.	28,557	18,425
Boustead Singapore, Ltd.	72,689	44,620
BreadTalk Group, Ltd.	26,000	35,074
Bukit Sembawang Estates, Ltd. (B)	45,200	207,618
BW LPG, Ltd. (A)(D)	24,402	106,458
Centurion Corp., Ltd.	85,000	33,116
China Aviation Oil Singapore Corp., Ltd. (B)	57,600	68,275
China Sunsine Chemical Holdings, Ltd.	26,100	25,110
Chip Eng Seng Corp., Ltd.	106,200	75,365
Chuan Hup Holdings, Ltd.	78,000	17,879
CITIC Envirotech, Ltd.	118,900	65,222
ComfortDelGro Corp., Ltd.	238,800	364,119
COSCO Shipping International Singapore Company, Ltd. (A)	202,900	69,078
Creative Technology, Ltd. (A)	7,050	20,969
CSE Global, Ltd.	136,600	38,437
CW Group Holdings, Ltd.	135,000	21,811
Delfi, Ltd.	46,000	52,731
Dyna-Mac Holdings, Ltd. (A)	135,000	14,124
Elec & Eltek International Company, Ltd.	5,000	8,848
Ezion Holdings, Ltd. (A)(B)	434,820	64,661
Ezra Holdings, Ltd. (A)(C)	438,996	3,645
Far East Orchard, Ltd.	35,294	39,331
First Resources, Ltd. (B)	120,000	160,309
Food Empire Holdings, Ltd.	43,800	21,843
Fragrance Group, Ltd. (A)	200,000	23,905
Fraser and Neave, Ltd.	8,200	14,526
Frencken Group, Ltd.	61,300	28,650
Gallant Venture, Ltd. (A)	264,000	23,023
Geo Energy Resources, Ltd.	105,900	18,619
GL, Ltd.	137,000	81,964
Golden Agri-Resources, Ltd.	1,005,400	272,181
Golden Energy & Resources, Ltd.	67,800	20,945
GSH Corp., Ltd. (B)	51,600	18,640
GuocoLand, Ltd.	56,800	90,666
Halcyon Agri Corp., Ltd. (A)	88,757	41,407
Haw Par Corp., Ltd.	12,300	111,462
Health Management International, Ltd.	46,614	22,046
Hiap Hoe, Ltd.	38,000	25,720
Hi-P International, Ltd.	28,700	54,958
Ho Bee Land, Ltd.	50,300	93,660
Hong Fok Corp., Ltd.	89,836	54,346
Hong Leong Asia, Ltd.	46,000	37,922
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

	Shares	Value
Singapore (continued)
Hong Leong Finance, Ltd.	38,100	$77,523
Hotel Grand Central, Ltd.	11,521	12,697
Hutchison Port Holdings Trust	147,900	53,629
Hwa Hong Corp., Ltd.	55,000	12,782
Hyflux, Ltd.	170,280	35,682
IGG, Inc.	194,000	244,625
Indofood Agri Resources, Ltd.	58,100	14,363
Japfa, Ltd.	75,800	26,716
k1 Ventures, Ltd. (C)	36,000	20,653
Kenon Holdings, Ltd. (A)	2,770	85,153
Keppel Infrastructure Trust	619,906	263,375
Keppel Telecommunications & Transportation, Ltd.	20,700	24,818
KSH Holdings, Ltd. (B)	32,400	18,011
Lian Beng Group, Ltd.	83,500	42,731
Low Keng Huat Singapore, Ltd. (B)	64,000	33,699
Lum Chang Holdings, Ltd.	41,200	11,462
M1, Ltd.	81,800	107,760
Metro Holdings, Ltd.	127,600	111,426
Midas Holdings, Ltd. (A)(B)(C)	249,000	30,675
mm2 Asia, Ltd. (A)	30,600	10,660
Nera Telecommunications, Ltd.	47,200	13,149
NSL, Ltd.	29,000	30,962
OM Holdings, Ltd. (A)	19,571	21,688
OUE, Ltd.	67,600	96,963
Oxley Holdings, Ltd.	83,292	35,880
Pacc Offshore Services Holdings, Ltd. (A)	78,100	21,944
Pacific Century Regional Developments, Ltd. (A)	52,900	17,562
Pan-United Corp., Ltd.	68,750	20,967
Penguin International, Ltd. (A)	41,333	10,403
Perennial Real Estate Holdings, Ltd.	40,800	26,292
Q&M Dental Group Singapore, Ltd. (B)	48,100	22,883
QAF, Ltd.	39,234	30,219
Raffles Education Corp., Ltd. (A)(B)	215,233	38,896
Raffles Medical Group, Ltd. (B)	149,216	129,094
RHT Health Trust	106,100	62,909
Rickmers Maritime (A)(C)	221,728	0
Riverstone Holdings, Ltd.	69,000	54,166
Rowsley, Ltd. (A)(B)	251,400	22,423
Roxy-Pacific Holdings, Ltd.	33,500	14,315
SBS Transit, Ltd.	20,500	41,012
Sembcorp Marine, Ltd. (B)	128,200	201,538
Sheng Siong Group, Ltd. (B)	141,200	99,589
SHS Holdings, Ltd.	84,000	13,749
SIA Engineering Company, Ltd.	29,400	72,922
SIIC Environment Holdings, Ltd. (B)	204,380	79,395
Sinarmas Land, Ltd. (B)	300,000	90,529
78	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
Sing Holdings, Ltd.	79,000	$25,494
Sing Investments & Finance, Ltd.	28,600	33,456
Singapore Post, Ltd.	298,800	313,452
Singapore Press Holdings, Ltd.	188,100	367,493
Singapore Reinsurance Corp., Ltd.	47,000	11,104
Singapore Shipping Corp., Ltd.	83,800	18,676
Stamford Land Corp., Ltd.	142,600	53,829
StarHub, Ltd.	55,000	103,335
Straits Trading Company, Ltd.	14,200	24,446
Sunningdale Tech, Ltd.	30,260	43,741
Swiber Holdings, Ltd. (A)(C)	128,250	10,552
Tat Hong Holdings, Ltd. (A)	77,700	28,542
The Hour Glass, Ltd.	31,600	15,633
Tuan Sing Holdings, Ltd.	153,954	51,827
UMS Holdings, Ltd.	115,750	100,005
United Engineers, Ltd.	101,100	196,325
United Industrial Corp., Ltd.	22,000	55,263
United Overseas Insurance, Ltd.	2,400	13,797
UOB-Kay Hian Holdings, Ltd.	114,134	121,351
UPP Holdings, Ltd.	74,200	14,225
Vibrant Group, Ltd.	72,876	20,358
Vicom, Ltd.	4,000	18,149
Wee Hur Holdings, Ltd.	102,000	18,043
Wheelock Properties Singapore, Ltd.	57,600	80,900
Wing Tai Holdings, Ltd.	102,517	169,571
Xinghua Port Holdings, Ltd. (A)	68,750	10,893
XP Power, Ltd.	4,203	179,762
Yeo Hiap Seng, Ltd. (B)	8,834	7,933
Yongnam Holdings, Ltd. (A)	147,375	33,053
South Africa 0.0%		186,673
Lonmin PLC (A)	75,962	66,758
Petra Diamonds, Ltd. (A)	142,410	119,915
Spain 2.5%		16,279,045
Acciona SA	8,117	687,047
Acerinox SA	47,211	696,977
Adveo Group International SA (A)	3,825	12,790
Alantra Partners SA	1,310	23,909
Almirall SA (B)	17,943	191,365
Amper SA (A)(B)	307,165	67,160
Applus Services SA	31,151	432,641
Atresmedia Corp. de Medios de Comunicacion SA	23,267	241,554
Azkoyen SA	4,660	42,729
Baron de Ley (A)	983	124,978
Bolsas y Mercados Espanoles SHMSF SA	19,357	652,292
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	79

	Shares	Value
Spain (continued)
Caja de Ahorros del Mediterraneo (A)(C)	1,684	$0
Cellnex Telecom SA (D)	28,505	732,932
Cia de Distribucion Integral Logista Holdings SA	4,396	100,691
CIE Automotive SA	12,467	418,546
Construcciones y Auxiliar de Ferrocarriles SA	6,313	304,555
Deoleo SA (A)	79,183	17,379
Distribuidora Internacional de Alimentacion SA	153,710	731,907
Duro Felguera SA (A)(B)	30,857	15,524
Ebro Foods SA	20,230	508,298
eDreams ODIGEO SA (A)	20,659	133,812
Elecnor SA	8,224	132,128
Enagas SA	49,591	1,289,837
Ence Energia y Celulosa SA	57,514	375,405
Ercros SA (B)	32,244	127,750
Euskaltel SA (D)	22,434	182,591
Faes Farma SA	73,647	242,685
Fluidra SA	12,779	184,847
Global Dominion Access SA (A)(D)	9,098	51,483
Grupo Catalana Occidente SA	11,638	485,478
Grupo Empresarial San Jose SA (A)(B)	4,159	18,601
Grupo Ezentis SA (A)(B)	65,836	53,800
Iberpapel Gestion SA	2,611	114,126
Indra Sistemas SA (A)	33,132	457,213
Laboratorios Farmaceuticos Rovi SA	1,848	37,779
Liberbank SA (A)	358,214	201,045
Mediaset Espana Comunicacion SA	48,282	558,042
Melia Hotels International SA	27,209	400,663
Miquel y Costas & Miquel SA	3,781	153,834
NH Hotel Group SA	83,640	633,119
Obrascon Huarte Lain SA (A)	48,890	274,176
Papeles y Cartones de Europa SA	12,990	197,581
Parques Reunidos Servicios Centrales SAU (D)	1,451	23,984
Pharma Mar SA (A)	46,893	97,033
Prim SA	2,446	31,063
Promotora de Informaciones SA, Class A (A)(B)	83,614	185,266
Prosegur Cia de Seguridad SA	78,788	629,296
Quabit Inmobiliaria SA (A)(B)	22,165	56,215
Realia Business SA (A)	53,191	70,459
Sacyr SA	150,469	453,383
Saeta Yield SA	11,878	176,135
Solaria Energia y Medio Ambiente SA (A)	10,301	35,637
Talgo SA (D)	15,388	93,459
Tecnicas Reunidas SA (B)	9,268	300,337
Tubacex SA (A)	37,585	153,903
Tubos Reunidos SA (A)(B)	43,414	32,060
Vidrala SA	4,665	505,880
80	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Spain (continued)
Viscofan SA	10,539	$669,466
Vocento SA (A)	14,712	25,732
Zardoya Otis SA	40,871	430,468
Sweden 2.8%		17,876,300
AAK AB	7,310	668,752
AcadeMedia AB (A)(D)	4,281	31,089
Acando AB	23,324	83,106
AddLife AB	6,406	129,811
AddNode Group AB	4,732	46,402
AddTech AB, B Shares	16,740	352,432
AF AB, B Shares	17,933	414,847
Ahlstrom-Munksjo OYJ (A)	5,673	115,219
Alimak Group AB (D)	3,804	57,887
Anoto Group AB (A)(B)	30,867	18,986
Atrium Ljungberg AB, B Shares	14,040	214,503
Attendo AB (D)	7,571	73,690
Avanza Bank Holding AB	6,326	363,856
BE Group AB (A)	1,076	6,539
Beijer Alma AB	5,735	166,015
Beijer Electronics Group AB (A)(B)	2,950	10,565
Beijer Ref AB	6,810	263,015
Bergman & Beving AB	7,946	76,939
Betsson AB (A)	31,747	261,917
Bilia AB, A Shares	22,380	229,275
BillerudKorsnas AB	17,021	252,228
BioGaia AB, B Shares	4,164	175,460
Biotage AB	11,979	119,663
Bjorn Borg AB (A)	6,665	21,527
Bonava AB	1,278	18,242
Bonava AB, B Shares	3,176	45,642
Bravida Holding AB (D)	11,124	79,204
Bufab AB	5,272	72,039
Bulten AB	5,708	75,742
Bure Equity AB	13,595	154,803
Byggmax Group AB	17,075	96,083
Capio AB (D)	2,539	13,190
Catena AB	3,494	67,138
Clas Ohlson AB, B Shares	9,715	121,394
Cloetta AB, B Shares	69,461	264,097
Collector AB (A)	4,116	37,734
Com Hem Holding AB	20,479	338,309
Concordia Maritime AB, B Shares	5,539	7,702
Coor Service Management Holding AB (D)	5,148	42,445
Corem Property Group AB, A Shares	872	893
Corem Property Group AB, B Shares (A)	8,725	8,896
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	81

	Shares	Value
Sweden (continued)
D Carnegie & Company AB (A)	1,187	$16,642
Dedicare AB, B Shares	1,128	10,481
Dios Fastigheter AB	24,390	161,464
Dometic Group AB (D)	13,439	138,129
Doro AB	6,824	34,514
Duni AB	10,787	152,242
Dustin Group AB (D)	8,947	84,381
Eastnine AB	3,948	41,598
Elanders AB, B Shares	2,728	27,451
Eltel AB (A)(D)	5,460	17,464
Enea AB (A)	4,257	42,518
eWork Group AB	1,387	16,555
Fabege AB	25,757	557,760
Fagerhult AB	5,400	65,278
FastPartner AB	2,589	44,431
Granges AB	20,964	227,436
Gunnebo AB	9,705	36,409
Haldex AB	13,702	141,062
Hemfosa Fastigheter AB	30,469	358,272
HIQ International AB (A)	11,103	99,443
Hoist Finance AB (D)	6,782	63,878
Holmen AB, B Shares	14,105	729,727
Indutrade AB	23,102	611,994
Inwido AB	12,221	116,549
ITAB Shop Concept AB, Class B	7,377	36,278
JM AB	20,498	446,632
KappAhl AB	17,702	69,538
Karo Pharma AB	20,305	74,329
Klovern AB, B Shares	143,746	176,433
KNOW IT AB	5,266	107,588
Kungsleden AB	55,531	366,751
Lagercrantz Group AB, B Shares	14,070	139,523
Lifco AB, B Shares	1,365	55,652
Lindab International AB	19,706	161,196
Loomis AB, B Shares	8,987	326,590
Medivir AB, B Shares (A)	6,375	29,056
Mekonomen AB	6,912	126,683
Modern Times Group MTG AB, B Shares	14,316	645,573
Momentum Group AB, Class B (A)	7,946	104,754
MQ Holding AB	7,470	20,079
Mycronic AB (B)	18,323	230,316
NCC AB, B Shares	10,870	207,282
Nederman Holding AB	868	25,292
Net Insight AB, B Shares (A)(B)	29,909	17,576
NetEnt AB (A)	41,870	239,856
New Wave Group AB, B Shares	13,930	96,176
82	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Nobia AB	29,222	$243,377
Nobina AB (D)	14,757	98,075
Nolato AB, B Shares	5,977	422,754
Nordax Group AB (D)	14,632	105,990
NP3 Fastigheter AB	6,034	41,658
OEM International AB, B Shares	6,311	129,350
Opus Group AB	64,359	47,051
Pandox AB	7,784	142,901
Peab AB	54,470	499,596
Platzer Fastigheter Holding AB, Series B	8,693	54,279
Pricer AB, B Shares	25,941	26,331
Proact IT Group AB	2,222	40,138
Probi AB	48	2,122
Qliro Group AB (A)(B)	41,364	71,655
Ratos AB, B Shares	59,430	240,153
RaySearch Laboratories AB (A)(B)	4,885	80,017
Recipharm AB, B Shares	3,909	45,265
Rottneros AB (B)	18,906	16,916
Sagax AB, B Shares	12,229	145,633
SAS AB (A)	26,732	68,354
Scandi Standard AB	9,150	67,064
Scandic Hotels Group AB (D)	6,941	75,263
Sectra AB, B Shares (A)	2,889	60,630
Semcon AB	4,746	30,156
Sensys Gatso Group AB (A)	223,958	31,491
SkiStar AB	7,657	147,144
Sweco AB, B Shares	14,873	321,948
Swedol AB, Class B	4,824	19,137
Systemair AB	3,664	49,280
Thule Group AB (D)	15,697	339,961
Tobii AB (A)	8,060	35,289
VBG Group AB, B Shares	1,227	20,474
Victoria Park AB, B Shares	23,689	86,981
Vitrolife AB	2,839	197,687
Wallenstam AB, B Shares	36,084	315,377
Wihlborgs Fastigheter AB	20,038	460,696
Switzerland 4.7%		30,262,902
Allreal Holding AG (A)	3,961	655,850
Alpiq Holding AG (A)	750	57,378
ALSO Holding AG (A)	1,317	185,675
APG SGA SA	311	135,906
Arbonia AG (A)	9,422	163,927
Aryzta AG (A)(B)	15,681	390,838
Ascom Holding AG	8,420	212,426
Autoneum Holding AG	758	241,147
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	83

	Shares	Value
Switzerland (continued)
Bachem Holding AG, Class B	805	$111,796
Bank Cler AG	1,570	71,762
Banque Cantonale de Geneve	569	99,547
Banque Cantonale Vaudoise	652	545,746
Belimo Holding AG	116	508,714
Bell Food Group AG	344	144,344
Bellevue Group AG	2,363	64,862
Berner Kantonalbank AG	1,316	254,565
BFW Liegenschaften AG (A)	704	32,311
BKW AG	3,764	215,424
Bobst Group SA	2,647	329,236
Bossard Holding AG, Class A	1,855	449,658
Bucher Industries AG	1,733	727,755
Burckhardt Compression Holding AG	697	238,839
Burkhalter Holding AG	964	120,066
Calida Holding AG (A)	1,142	43,291
Carlo Gavazzi Holding AG	125	44,523
Cavotec SA (A)	7,080	18,876
Cembra Money Bank AG (A)	5,785	544,349
Cham Group AG (A)	41	18,367
Cicor Technologies (A)	495	36,578
Cie Financiere Tradition SA	544	58,393
Coltene Holding AG	810	81,572
Conzzeta AG	301	351,183
Daetwyler Holding AG	2,053	435,054
DKSH Holding AG	4,414	374,138
dormakaba Holding AG (A)	706	647,525
EDAG Engineering Group AG (A)	549	11,044
Edmond de Rothschild Suisse SA	1	18,701
EFG International AG (A)	29,777	279,088
Emmi AG (A)	578	436,095
Energiedienst Holding AG	1,013	27,523
Evolva Holding SA (A)	43,201	12,797
Feintool International Holding AG (A)	455	57,021
Fenix Outdoor International AG	744	101,450
Ferrexpo PLC	73,932	315,991
Flughafen Zurich AG	2,876	682,824
Forbo Holding AG	259	418,984
GAM Holding AG (A)	51,128	918,630
Georg Fischer AG	1,055	1,544,361
Gurit Holding AG (A)	113	113,165
Helvetia Holding AG	1,714	1,030,624
Hiag Immobilien Holding AG (A)	529	68,988
Highlight Communications AG (A)	4,309	27,359
HOCHDORF Holding AG (A)(B)	246	80,523
Huber & Suhner AG	3,948	227,712
84	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Hypothekarbank Lenzburg AG	7	$33,440
Implenia AG	4,221	316,971
Inficon Holding AG (A)	428	252,803
Interroll Holding AG	176	305,290
Intershop Holding AG	267	135,066
Investis Holding SA	864	58,360
IWG PLC	172,710	558,823
Jungfraubahn Holding AG	718	109,228
Kardex AG (A)	1,701	219,817
Komax Holding AG	815	260,122
Kudelski SA (B)	10,947	116,617
Lastminute.com NV (A)	1,714	27,155
LEM Holding SA	153	258,684
Logitech International SA	13,318	522,705
Luzerner Kantonalbank AG	937	517,411
MCH Group AG	456	27,836
Metall Zug AG, B Shares	59	230,962
Meyer Burger Technology AG (A)	22,601	39,328
Mobilezone Holding AG	4,843	60,977
Mobimo Holding AG (A)	1,815	493,386
OC Oerlikon Corp. AG (A)	49,033	827,788
Orascom Development Holding AG (A)	4,769	78,314
Orell Fuessli Holding AG	223	25,540
Oriflame Holding AG	3,512	165,422
Orior AG	1,215	97,340
Panalpina Welttransport Holding AG	2,455	385,220
Phoenix Mecano AG	167	118,657
Plazza AG, Class A	376	89,344
PSP Swiss Property AG	10,664	1,010,762
Rieter Holding AG (A)	776	184,383
Romande Energie Holding SA	100	127,520
Schaffner Holding AG (A)	165	50,557
Schmolz & Bickenbach AG (A)	148,981	113,673
Schweiter Technologies AG	271	332,073
SFS Group AG (A)	2,616	302,486
Siegfried Holding AG (A)	872	302,251
St. Galler Kantonalbank AG	603	344,317
Sulzer AG	3,700	491,510
Sunrise Communications Group AG (A)(D)	6,420	606,745
Swiss Prime Site AG (A)	522	48,693
Swissquote Group Holding SA	2,821	145,950
Tamedia AG	741	101,735
Tecan Group AG	2,690	563,509
Temenos Group AG (A)	6,633	771,180
Thurgauer Kantonalbank	384	41,856
Tornos Holding AG (A)	219	2,563
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	85

	Shares	Value
Switzerland (continued)
u-blox Holding AG (A)	1,722	$376,783
Valiant Holding AG	4,922	597,782
Valora Holding AG	1,036	375,558
VAT Group AG (A)(D)	2,474	394,448
Vaudoise Assurances Holding SA	304	169,689
Vetropack Holding AG	56	109,489
Von Roll Holding AG (A)	7,521	11,365
Vontobel Holding AG	6,021	403,760
VZ Holding AG	627	196,959
Walliser Kantonalbank (A)	446	48,628
Walter Meier AG	876	36,756
Warteck Invest AG	16	32,830
Ypsomed Holding AG (A)	838	149,282
Zehnder Group AG	2,627	122,175
Zueblin Immobilien Holding AG (A)	356	10,220
Zug Estates Holding AG, B Shares (A)	69	128,222
Zuger Kantonalbank AG	40	240,086
United Arab Emirates 0.0%		84,633
Gulf Marine Services PLC	24,028	14,120
Lamprell PLC (A)	68,445	70,513
United Kingdom 14.1%		90,366,981
4imprint Group PLC	3,873	99,700
A.G. Barr PLC	30,046	273,019
AA PLC	161,226	175,856
Acacia Mining PLC	42,296	81,737
Afren PLC (A)(C)	310,484	0
Aggreko PLC	54,994	564,708
Aldermore Group PLC (A)	31,932	136,630
Anglo Pacific Group PLC	30,338	63,016
Anglo-Eastern Plantations PLC	3,980	42,028
Arrow Global Group PLC	37,154	178,907
Ascential PLC	30,406	169,887
Ashmore Group PLC	80,787	455,948
Auto Trader Group PLC (D)	161,376	809,278
AVEVA Group PLC	16,863	667,481
Avon Rubber PLC	4,864	78,557
Babcock International Group PLC	12,061	107,677
Balfour Beatty PLC	188,000	683,261
BBA Aviation PLC	280,505	1,319,808
Beazley PLC	145,239	1,032,586
Bellway PLC	35,512	1,513,779
Bloomsbury Publishing PLC	31,175	71,691
Bodycote PLC	57,196	720,923
Booker Group PLC	447,558	1,395,320
86	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Bovis Homes Group PLC	57,264	$822,930
Braemar Shipping Services PLC	7,806	25,991
Brewin Dolphin Holdings PLC	78,458	369,725
Britvic PLC	65,082	605,147
BTG PLC (A)	46,060	414,190
Cairn Energy PLC (A)	167,587	427,726
Cambian Group PLC	21,739	57,748
Capita PLC	93,768	226,258
Capital & Counties Properties PLC	142,180	518,010
Carclo PLC (A)	7,141	8,137
Card Factory PLC	61,392	166,767
Carillion PLC	114,263	22,338
Carpetright PLC (A)	6,882	7,323
Carr's Group PLC	15,261	28,316
Castings PLC	8,508	52,703
Centaur Media PLC	19,732	13,660
Charles Stanley Group PLC	5,789	27,365
Charles Taylor PLC	7,487	28,146
Chemring Group PLC	85,001	222,992
Chesnara PLC	39,738	213,641
Cineworld Group PLC	271,010	877,539
Circassia Pharmaceuticals PLC (A)	16,959	20,795
City of London Investment Group PLC	2,365	13,986
Clarkson PLC	5,885	277,383
Close Brothers Group PLC	43,987	945,414
CLS Holdings PLC	49,740	151,142
CMC Markets PLC (D)	23,945	50,732
Cobham PLC (A)	550,062	853,930
Communisis PLC	54,344	46,704
Computacenter PLC	17,585	265,993
Concentric AB	13,692	263,879
Connect Group PLC	74,451	64,138
Consort Medical PLC	14,004	222,083
Costain Group PLC	25,570	155,042
Countryside Properties PLC (D)	25,169	108,492
Countrywide PLC (A)	20,797	24,387
Cranswick PLC	14,295	598,148
Crest Nicholson Holdings PLC	68,100	445,399
CYBG PLC	8,637	35,603
Daejan Holdings PLC	1,198	94,178
Daily Mail & General Trust PLC, Class A	79,962	737,184
Dairy Crest Group PLC	37,984	288,898
De La Rue PLC	27,225	228,723
Debenhams PLC (B)	306,827	120,510
Dechra Pharmaceuticals PLC	4,583	157,939
Devro PLC	47,678	128,942
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	87

	Shares	Value
United Kingdom (continued)
Dialight PLC (A)	7,641	$61,137
Dialog Semiconductor PLC (A)	20,672	670,975
Dignity PLC	13,084	146,834
Diploma PLC	31,009	465,584
DiscoverIE Group PLC	15,397	81,310
Dixons Carphone PLC	44,108	118,614
Domino's Pizza Group PLC	121,724	543,194
Drax Group PLC	113,670	385,630
DS Smith PLC	8,341	54,706
Dunelm Group PLC	21,744	172,752
EI Group PLC (A)	194,966	334,909
Electrocomponents PLC	120,574	1,040,532
Elementis PLC	146,811	584,282
EnQuest PLC (A)	399,124	162,383
Equiniti Group PLC (D)	43,877	172,327
Essentra PLC	77,513	475,239
esure Group PLC	76,130	237,098
Euromoney Institutional Investor PLC	12,232	202,017
FDM Group Holdings PLC	10,528	123,975
Fenner PLC	60,272	393,436
Fidessa Group PLC	9,638	496,018
Findel PLC (A)	18,987	56,541
Firstgroup PLC (A)	341,616	382,741
Flybe Group PLC (A)	65,578	39,040
Forterra PLC (D)	3,882	15,186
Foxtons Group PLC	68,323	71,552
Fuller Smith & Turner PLC, Class A	9,499	120,659
Future PLC (A)	6,486	34,841
Galliford Try PLC	22,465	282,274
Games Workshop Group PLC	3,670	120,332
Gem Diamonds, Ltd. (A)	36,843	41,237
Genus PLC	16,324	487,451
Go-Ahead Group PLC	11,602	243,655
Gocompare.Com Group PLC	82,811	129,180
Grainger PLC	117,502	440,984
Greene King PLC	95,356	682,018
Greggs PLC	27,049	443,271
Gulf Keystone Petroleum, Ltd. (A)	19,901	32,183
Halfords Group PLC	68,278	332,939
Halma PLC	55,359	914,752
Hastings Group Holdings PLC (D)	13,226	56,545
Hays PLC	375,624	999,326
Headlam Group PLC	23,677	179,912
Helical PLC	41,845	198,844
Henry Boot PLC	21,120	88,017
Hill & Smith Holdings PLC	20,906	346,664
88	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Hilton Food Group PLC	6,973	$79,071
Hogg Robinson Group PLC	48,756	78,733
HomeServe PLC	72,572	716,555
Howden Joinery Group PLC	168,639	1,025,387
Hunting PLC (A)	40,537	336,094
Huntsworth PLC	76,423	82,038
Ibstock PLC (D)	51,683	185,920
IG Group Holdings PLC	100,106	1,110,728
IMI PLC	51,364	862,191
Inchcape PLC	111,286	1,036,701
Indivior PLC (A)	184,508	958,127
Inmarsat PLC	91,301	587,023
Intermediate Capital Group PLC	48,642	703,654
International Personal Finance PLC	47,956	123,882
Interserve PLC (A)	40,165	30,113
IP Group PLC (A)	70,557	110,733
ITE Group PLC	75,623	173,524
J.D. Wetherspoon PLC	20,655	358,881
Jackpotjoy PLC (A)	10,872	120,506
James Fisher & Sons PLC	16,505	354,704
Jardine Lloyd Thompson Group PLC	35,458	645,428
JD Sports Fashion PLC	89,893	471,923
John Laing Group PLC (D)	11,867	44,207
John Menzies PLC	22,310	197,496
John Wood Group PLC	132,358	1,102,421
Jupiter Fund Management PLC	111,603	781,487
Just Group PLC	106,557	212,060
Kainos Group PLC	2,966	14,131
KAZ Minerals PLC (A)	90,039	1,050,923
KCOM Group PLC	149,574	212,181
Keller Group PLC	21,661	267,656
Kier Group PLC	26,951	382,588
Ladbrokes Coral Group PLC	281,251	634,101
Laird PLC	200,980	319,431
Lancashire Holdings, Ltd.	68,395	526,488
Laura Ashley Holdings PLC (A)	68,094	4,641
Lookers PLC	97,856	119,978
Low & Bonar PLC	38,633	31,752
LSL Property Services PLC	18,865	68,262
Man Group PLC	481,704	1,131,917
Management Consulting Group PLC (A)	85,894	7,213
Marshalls PLC	65,884	376,981
Marston's PLC	259,507	370,114
McBride PLC (A)	49,931	107,720
McCarthy & Stone PLC (D)	9,810	18,409
McColl's Retail Group PLC	6,093	20,966
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	89

	Shares	Value
United Kingdom (continued)
Mears Group PLC	28,992	$154,717
Meggitt PLC	130,459	808,553
Melrose Industries PLC	370,157	1,156,615
Millennium & Copthorne Hotels PLC	46,711	344,480
Mitchells & Butlers PLC	90,799	304,479
Mitie Group PLC	96,472	208,162
MJ Gleeson PLC	4,827	51,715
Moneysupermarket.com Group PLC	114,611	408,361
Morgan Advanced Materials PLC	78,025	362,888
Morgan Sindall Group PLC	10,778	183,638
Moss Bros Group PLC	9,995	9,157
Mothercare PLC (A)	37,030	14,430
MWB Group Holdings PLC (A)(C)	15,166	1,018
N. Brown Group PLC	58,390	153,369
National Express Group PLC	123,457	593,216
NCC Group PLC	57,088	156,698
NEX Group PLC	81,041	747,178
Non-Standard Finance PLC (D)	15,782	14,556
Norcros PLC	11,189	29,978
Northgate PLC	53,073	238,894
Ocado Group PLC (A)(B)	104,166	789,958
On the Beach Group PLC (D)	5,411	42,545
OneSavings Bank PLC	40,587	226,727
Ophir Energy PLC (A)	75,559	54,327
Oxford Instruments PLC	12,655	129,834
Pagegroup PLC	81,863	603,593
Paragon Banking Group PLC	68,336	456,091
PayPoint PLC	16,602	181,331
Pendragon PLC	360,219	130,644
Pennon Group PLC	111,149	929,184
Petrofac, Ltd.	50,019	306,294
Pets at Home Group PLC	88,370	208,305
Photo-Me International PLC	68,328	170,695
Polypipe Group PLC	35,149	188,033
Porvair PLC	833	5,697
Premier Foods PLC (A)	221,631	119,601
Premier Oil PLC (A)(B)	160,483	156,938
PZ Cussons PLC	67,448	262,169
QinetiQ Group PLC	162,032	455,625
R.E.A. Holdings PLC (A)	2,867	12,380
Rank Group PLC	42,436	128,713
Rathbone Brothers PLC	9,302	331,110
Redrow PLC	70,152	566,231
Renewi PLC	216,355	269,023
Renishaw PLC	10,117	668,947
Renold PLC (A)	36,501	22,831
90	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Ricardo PLC	15,814	$207,363
Rightmove PLC	4,334	254,375
River & Mercantile Group PLC	2,488	11,352
RM PLC	12,019	35,282
Robert Walters PLC	12,302	112,924
Rotork PLC	176,802	711,475
RPC Group PLC	113,240	1,247,579
RPS Group PLC	65,260	203,714
Saga PLC	116,115	181,577
Savills PLC	38,920	510,824
SDL PLC	22,906	131,593
Senior PLC	118,868	473,713
Serco Group PLC (A)	104,959	131,127
Severfield PLC	89,306	91,787
SIG PLC	241,537	479,700
Soco International PLC	54,822	70,304
Softcat PLC	17,423	139,301
Spectris PLC	25,562	955,265
Speedy Hire PLC	212,934	161,809
Spirax-Sarco Engineering PLC	12,095	947,551
Spire Healthcare Group PLC (D)	11,152	35,133
Spirent Communications PLC	160,841	229,666
Sportech PLC (A)	21,102	23,100
Sports Direct International PLC (A)	55,678	280,419
SSP Group PLC	81,095	670,437
St. Ives PLC	37,604	34,599
St. Modwen Properties PLC	67,612	356,762
Stagecoach Group PLC	105,278	205,059
Stallergenes Greer PLC (A)	729	28,371
SThree PLC	31,746	150,546
Stobart Group, Ltd.	65,284	214,090
Stock Spirits Group PLC	36,003	135,931
Stolt-Nielsen, Ltd.	6,941	91,918
Superdry PLC	13,239	311,220
Synthomer PLC	72,043	467,089
TalkTalk Telecom Group PLC	139,745	195,749
Tate & Lyle PLC	129,651	995,738
Ted Baker PLC	7,617	317,846
Telecom Plus PLC	17,172	294,362
The Gym Group PLC (D)	12,185	41,077
The Restaurant Group PLC	50,165	167,156
The Vitec Group PLC	5,661	90,495
The Weir Group PLC	25,404	708,850
Thomas Cook Group PLC	459,921	773,571
Topps Tiles PLC	52,481	61,546
TORM PLC	1,425	10,585
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	91

	Shares	Value
United Kingdom (continued)
TP ICAP PLC	144,158	$1,061,937
Travis Perkins PLC	30,184	532,668
Trifast PLC	23,116	81,261
Trinity Mirror PLC	104,184	110,147
TT Electronics PLC	49,695	149,617
Tullow Oil PLC (A)	393,104	972,678
U & I Group PLC	37,297	100,277
UBM PLC	98,574	1,242,663
Ultra Electronics Holdings PLC	19,208	419,670
Vectura Group PLC (A)	173,692	172,730
Vesuvius PLC	82,231	664,645
Victrex PLC	24,027	854,349
Virgin Money Holdings UK PLC	71,164	272,382
Volex PLC (A)	21,791	20,656
Volution Group PLC	1,884	5,437
Vp PLC	1,735	19,978
WH Smith PLC	31,390	874,326
William Hill PLC	234,478	1,054,383
Wilmington PLC	8,311	27,850
Wincanton PLC	43,520	135,965
Xaar PLC	22,542	98,220
Zeal Network SE	1,756	59,739
ZPG PLC (D)	49,484	230,337
United States 0.2%		1,397,691
Alacer Gold Corp. (A)	77,240	121,590
Argonaut Gold, Inc. (A)	47,122	87,399
Energy Fuels, Inc. (A)	20,569	30,937
Invesque, Inc.	7,400	64,517
Ormat Technologies, Inc.	0	18
REC Silicon ASA (A)	483,730	87,669
Reliance Worldwide Corp., Ltd.	61,878	205,179
Sims Metal Management, Ltd.	49,935	667,265

Tahoe Resources, Inc.	27,200	133,117
Preferred securities 0.2%		$1,712,279
(Cost $991,757)
Germany 0.2%		1,712,279
Biotest AG	5,334	176,847
Draegerwerk AG & Company KGaA	2,280	233,231
FUCHS PETROLUB SE	1,605	90,828
Jungheinrich AG	12,271	597,319
Sartorius AG	963	129,861
Sixt SE	4,655	328,445

STO SE & Company KGaA	364	52,564
Villeroy & Boch AG	4,296	103,184
92	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Rights 0.0%		$51,174
(Cost $509,209)
Credito Valtellinese SpA (Expiration Date: 3-9-18; Strike Price: EUR 0.10) (A)	3,661	20,992
Hoosiers Holdings (Expiration Date: 3-16-18; Strike Price: JPY 500.00) (A)(B)	8,400	24,800
The 13 Holdings, Ltd. (Expiration Date: 3-13-18; Strike Price: HKD 1.10) (A)	180,000	5,382
Warrants 0.0%		$2,926
(Cost $0)
Archos (Expiration Date: 1-2-19; Strike Price: EUR 0.76) (A)	432	26
CGG SA (Expiration Date: 2-21-22; Strike Price: EUR 3.12) (A)(B)	4,301	1,265
CGG SA (Expiration Date: 2-22-23; Strike Price: EUR 4.02) (A)(B)	13,975	1,635

	Yield (%)	Shares	Value
Securities lending collateral 5.2%			$33,244,518
(Cost $33,246,418)
John Hancock Collateral Trust (E)	1.5822(F)	3,323,189	33,244,518
Total investments (Cost $501,953,528) 104.1%			$668,784,032
Other assets and liabilities, net (4.1%)			(26,456,127)
Total net assets 100.0%			$642,327,905

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 2-28-18.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 2-28-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	93

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	29	Long	Mar 2018	$3,049,311	$2,952,925	$(96,386)
						$(96,386)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $511,733,666. Net unrealized appreciation aggregated to $156,953,980, of which $208,298,036 related to gross unrealized appreciation and $51,344,056 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
94	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS
Fund’s investments
AS OF 2-28-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 26.6%				$235,971,812
(Cost $240,561,648)
U.S. Government 10.5%				93,023,558
U.S. Treasury
Bond	2.500	02-15-45	1,895,000	1,678,185
Bond	2.500	02-15-46	180,000	158,815
Bond	2.500	05-15-46	12,465,800	10,987,597
Bond	2.750	08-15-42	615,000	577,788
Bond	2.750	11-15-42	595,000	558,231
Bond	2.750	08-15-47	2,730,000	2,529,089
Bond	2.750	11-15-47	1,105,000	1,023,765
Bond	2.875	11-15-46	300,000	285,387
Bond	3.000	05-15-42	765,000	752,509
Bond	3.000	11-15-44	925,000	904,224
Bond (A)	3.000	05-15-45	2,885,000	2,818,848
Bond	3.000	11-15-45	2,325,000	2,270,145
Bond	3.000	05-15-47	1,045,000	1,018,548
Bond	3.125	02-15-43	2,705,000	2,712,080
Bond	3.125	08-15-44	1,060,000	1,060,704
Bond	3.375	05-15-44	920,000	962,011
Bond	3.500	02-15-39	690,000	739,297
Bond	3.625	08-15-43	1,365,000	1,487,370
Bond	3.625	02-15-44	1,335,000	1,455,202
Bond	4.375	05-15-41	1,325,000	1,609,668
Bond	4.625	02-15-40	25,000	31,257
Bond	4.750	02-15-37	220,000	275,971
Bond	5.375	02-15-31	155,000	196,051
Bond	6.125	11-15-27	70,000	89,277
Bond	6.125	08-15-29	660,000	867,127
Note	0.875	06-15-19	230,000	226,271
Note	1.000	11-15-19	1,765,000	1,728,873
Note	1.250	05-31-19	125,000	123,623
Note	1.250	01-31-20	610,000	598,491
Note	1.375	07-31-19	25,000	24,721
Note	1.375	09-15-20	430,000	419,670
Note	1.375	05-31-21	220,000	212,446
Note	1.500	05-31-19	600,000	595,266
Note	1.500	06-15-20	300,000	294,469
Note	1.500	08-15-20	100,000	98,000
Note	1.500	08-15-26	475,000	426,313
Note	1.625	11-30-20	825,000	808,178
Note	1.625	08-15-22	780,000	747,916
Note	1.625	08-31-22	800,000	766,313
Note	1.750	11-15-20	4,510,000	4,435,127
Note	1.750	06-30-22	1,120,000	1,080,756
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	1

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	1.750	05-15-23	1,770,000	$1,690,350
Note	1.875	12-15-20	765,000	754,332
Note	1.875	08-31-24	1,115,000	1,055,983
Note	2.000	10-31-22	2,110,000	2,050,904
Note	2.000	02-15-25	835,000	792,304
Note	2.000	11-15-26	75,000	69,949
Note	2.125	05-15-25	1,270,000	1,212,800
Note	2.250	01-31-24	80,000	77,869
Note	2.250	02-15-27	1,660,000	1,577,000
Note	2.250	08-15-27	2,530,000	2,396,879
Note	2.250	11-15-27	320,000	302,788
Note	2.375	05-15-27	740,000	709,764
Note	2.500	08-15-23	130,000	128,725
Note	2.750	11-15-23	350,000	350,684
Treasury Inflation Protected Security	0.125	04-15-19	1,172,682	1,173,537
Treasury Inflation Protected Security	0.125	04-15-20	1,562,883	1,557,800
Treasury Inflation Protected Security	0.125	04-15-21	4,214,497	4,175,810
Treasury Inflation Protected Security	0.125	01-15-22	2,102,521	2,076,752
Treasury Inflation Protected Security	0.125	04-15-22	5,642,006	5,553,050
Treasury Inflation Protected Security	0.125	07-15-22	1,439,750	1,423,100
Treasury Inflation Protected Security	0.125	07-15-24	1,068,775	1,039,774
Treasury Inflation Protected Security	0.125	07-15-26	2,064,982	1,971,480
Treasury Inflation Protected Security	0.250	01-15-25	223,783	217,726
Treasury Inflation Protected Security	0.375	07-15-25	879,901	863,658
Treasury Inflation Protected Security	0.375	01-15-27	482,526	467,217
Treasury Inflation Protected Security	0.375	07-15-27	794,154	769,584
Treasury Inflation Protected Security	0.625	07-15-21	449,560	454,692
Treasury Inflation Protected Security	0.625	01-15-24	1,216,112	1,219,000
Treasury Inflation Protected Security	0.625	01-15-26	618,368	614,796
Treasury Inflation Protected Security	0.625	02-15-43	119,452	110,434
Treasury Inflation Protected Security	0.750	02-15-42	363,313	347,410
Treasury Inflation Protected Security	0.750	02-15-45	163,320	154,238
Treasury Inflation Protected Security	0.875	02-15-47	117,447	114,074
Treasury Inflation Protected Security	1.000	02-15-46	256,991	257,867
Treasury Inflation Protected Security	1.000	02-15-48	36,989	37,117
Treasury Inflation Protected Security	1.125	01-15-21	570,365	583,738
Treasury Inflation Protected Security	1.250	07-15-20	953,857	980,807
Treasury Inflation Protected Security	1.375	07-15-18	17,606	17,856
Treasury Inflation Protected Security	1.375	01-15-20	356,833	365,299
Treasury Inflation Protected Security	1.375	02-15-44	62,516	68,216
Treasury Inflation Protected Security	1.750	01-15-28	155,334	169,974
Treasury Inflation Protected Security	1.875	07-15-19	700,040	721,141
Treasury Inflation Protected Security	2.125	01-15-19	1,394,930	1,424,427
Treasury Inflation Protected Security	2.125	02-15-40	363,851	452,572
Treasury Inflation Protected Security	2.125	02-15-41	218,396	273,092
Treasury Inflation Protected Security	2.500	01-15-29	160,755	189,690
2	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Treasury Inflation Protected Security	3.375	04-15-32	79,167	$105,994
Treasury Inflation Protected Security	3.875	04-15-29	200,351	265,726
U.S. Government Agency 16.1%				142,948,254
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.000	01-01-25	23,107	23,768
15 Yr Pass Thru	4.000	05-01-26	60,423	62,339
15 Yr Pass Thru	4.500	11-01-18	1,640	1,651
15 Yr Pass Thru	4.500	01-01-19	1,614	1,627
15 Yr Pass Thru	4.500	05-01-19	1,455	1,469
15 Yr Pass Thru	5.000	10-01-18	1,358	1,368
15 Yr Pass Thru	5.000	11-01-18	1,379	1,388
15 Yr Pass Thru	5.000	12-01-23	52,136	54,361
15 Yr Pass Thru	5.000	07-01-25	1,960	2,003
15 Yr Pass Thru	5.500	03-01-18	54	54
15 Yr Pass Thru	5.500	11-01-18	1,259	1,271
15 Yr Pass Thru	5.500	01-01-21	25,722	26,559
15 Yr Pass Thru	5.500	11-01-21	1,459	1,490
15 Yr Pass Thru	6.000	07-01-21	2,226	2,317
15 Yr Pass Thru	6.000	08-01-21	1,282	1,334
15 Yr Pass Thru	6.000	08-01-21	1,699	1,767
15 Yr Pass Thru	6.000	10-01-21	6,991	7,301
15 Yr Pass Thru	6.000	10-01-21	3,118	3,251
15 Yr Pass Thru	6.000	11-01-21	1,022	1,070
15 Yr Pass Thru	6.000	08-01-22	661	690
30 Yr Pass Thru (B)	3.000	TBA	1,185,000	1,148,261
30 Yr Pass Thru	3.000	12-01-42	106,465	104,154
30 Yr Pass Thru	3.000	12-01-42	65,202	63,705
30 Yr Pass Thru	3.000	02-01-43	24,613	24,048
30 Yr Pass Thru	3.000	03-01-43	17,082	16,690
30 Yr Pass Thru	3.000	04-01-43	54,955	53,693
30 Yr Pass Thru	3.000	06-01-43	32,498	31,752
30 Yr Pass Thru	3.000	09-01-43	59,162	57,804
30 Yr Pass Thru	3.000	11-01-46	278,594	270,980
30 Yr Pass Thru	3.000	11-01-46	650,438	632,661
30 Yr Pass Thru	3.500	09-01-42	490,972	494,524
30 Yr Pass Thru	3.500	11-01-42	174,413	175,539
30 Yr Pass Thru	3.500	01-01-44	122,667	123,459
30 Yr Pass Thru	3.500	03-01-46	380,819	382,622
30 Yr Pass Thru	3.500	05-01-46	265,558	266,027
30 Yr Pass Thru	4.000	10-01-40	9,928	10,261
30 Yr Pass Thru	4.000	10-01-40	2,405	2,485
30 Yr Pass Thru	4.000	11-01-40	5,629	5,818
30 Yr Pass Thru	4.000	11-01-40	48,145	49,760
30 Yr Pass Thru	4.000	12-01-40	45,773	47,309
30 Yr Pass Thru	4.000	12-01-40	131,461	135,872
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	02-01-41	128,230	$132,533
30 Yr Pass Thru	4.000	02-01-41	7,397	7,645
30 Yr Pass Thru	4.000	04-01-41	118,592	122,571
30 Yr Pass Thru	4.000	12-01-41	108,341	111,977
30 Yr Pass Thru	4.500	12-01-39	356,750	377,681
30 Yr Pass Thru	4.500	12-01-39	12,083	12,792
30 Yr Pass Thru	4.500	05-01-40	9,705	10,275
30 Yr Pass Thru	4.500	03-01-41	3,255	3,445
30 Yr Pass Thru	4.500	04-01-41	174,851	185,056
30 Yr Pass Thru	5.000	11-01-33	3,240	3,523
30 Yr Pass Thru	5.000	11-01-33	5,864	6,375
30 Yr Pass Thru	5.000	12-01-35	38,581	41,664
30 Yr Pass Thru	5.000	04-01-40	82,127	88,918
30 Yr Pass Thru	5.500	10-01-38	118,248	130,235
30 Yr Pass Thru	6.000	10-01-32	1,280	1,434
30 Yr Pass Thru	6.000	12-01-33	1,618	1,808
30 Yr Pass Thru	6.000	12-01-33	23,942	26,763
30 Yr Pass Thru	6.000	09-01-34	575	644
30 Yr Pass Thru	6.000	02-01-35	8,747	9,764
30 Yr Pass Thru	6.000	09-01-35	3,057	3,415
30 Yr Pass Thru	6.500	12-01-23	31	34
30 Yr Pass Thru	6.500	02-01-24	738	798
30 Yr Pass Thru	6.500	05-01-24	1,180	1,275
30 Yr Pass Thru	6.500	05-01-24	161	174
30 Yr Pass Thru	6.500	04-01-31	3,782	4,230
30 Yr Pass Thru	6.500	11-01-33	6,535	7,358
30 Yr Pass Thru	7.000	02-01-24	611	664
30 Yr Pass Thru	7.000	12-01-24	63	69
30 Yr Pass Thru	7.000	04-01-32	51,825	59,158
30 Yr Pass Thru	7.000	06-01-32	889	1,020
30 Yr Pass Thru	7.000	06-01-32	391	449
30 Yr Pass Thru	7.500	05-01-24	102	113
30 Yr Pass Thru	7.500	05-01-24	319	349
30 Yr Pass Thru	7.500	05-01-24	28	31
30 Yr Pass Thru	7.500	06-01-24	126	138
30 Yr Pass Thru (1 Year CMT + 2.250%) (C)	3.415	10-01-36	12,650	13,363
30 Yr Pass Thru (12 month LIBOR + 1.591%) (C)	3.341	09-01-35	6,958	7,277
30 Yr Pass Thru (12 month LIBOR + 1.625%) (C)	3.416	06-01-38	13,347	14,010
30 Yr Pass Thru (12 month LIBOR + 1.723%) (C)	3.473	01-01-36	855	890
30 Yr Pass Thru (12 month LIBOR + 1.725%) (C)	3.507	07-01-35	8,837	9,212
30 Yr Pass Thru (12 month LIBOR + 1.726%) (C)	3.484	07-01-35	11,680	12,267
4	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (12 month LIBOR + 1.733%) (C)	3.608	02-01-37	14,811	$15,499
30 Yr Pass Thru (12 month LIBOR + 1.766%) (C)	3.640	02-01-37	7,828	8,201
30 Yr Pass Thru (12 month LIBOR + 1.775%) (C)	3.539	05-01-37	12,010	12,623
30 Yr Pass Thru (12 month LIBOR + 1.785%) (C)	3.535	09-01-32	749	780
30 Yr Pass Thru (12 month LIBOR + 1.790%) (C)	3.543	03-01-36	5,180	5,431
30 Yr Pass Thru (12 month LIBOR + 1.808%) (C)	3.558	01-01-37	4,111	4,313
30 Yr Pass Thru (12 month LIBOR + 1.900%) (C)	3.650	11-01-35	1,597	1,682
30 Yr Pass Thru (12 month LIBOR + 1.966%) (C)	3.708	11-01-36	11,150	11,744
30 Yr Pass Thru (12 month LIBOR + 2.010%) (C)	3.761	12-01-36	4,452	4,682
30 Yr Pass Thru (12 month LIBOR + 2.157%) (C)	3.959	02-01-37	16,429	17,011
Federal National Mortgage Association
15 Yr Pass Thru (B)	2.500	TBA	3,090,000	3,014,946
15 Yr Pass Thru	2.500	05-01-30	218,528	214,534
15 Yr Pass Thru	2.500	05-01-32	247,052	241,457
15 Yr Pass Thru (B)	3.000	TBA	925,000	920,995
15 Yr Pass Thru	3.000	01-01-27	117,648	118,122
15 Yr Pass Thru	3.000	11-01-27	106,988	107,453
15 Yr Pass Thru	3.000	10-01-28	175,579	176,287
15 Yr Pass Thru	3.000	11-01-28	34,879	35,058
15 Yr Pass Thru	3.000	10-01-30	312,905	313,285
15 Yr Pass Thru	3.000	08-01-32	488,194	486,500
15 Yr Pass Thru	3.000	10-01-32	143,349	142,851
15 Yr Pass Thru (B)	3.500	TBA	3,215,000	3,269,167
15 Yr Pass Thru	3.500	11-01-32	259,934	265,349
15 Yr Pass Thru	3.500	03-01-33	630,000	642,239
15 Yr Pass Thru	4.000	03-01-25	117,963	121,315
15 Yr Pass Thru	4.000	05-01-25	12,871	13,238
15 Yr Pass Thru	4.000	07-01-25	5,713	5,879
15 Yr Pass Thru	4.000	01-01-26	67,399	69,452
15 Yr Pass Thru	4.000	10-01-26	30,925	31,906
15 Yr Pass Thru	4.000	12-01-26	116,915	120,476
15 Yr Pass Thru	4.000	02-01-27	92,218	95,027
15 Yr Pass Thru	4.500	05-01-19	3,772	3,807
15 Yr Pass Thru	4.500	11-01-19	29,155	29,592
15 Yr Pass Thru	4.500	11-01-19	2,402	2,426
15 Yr Pass Thru	4.500	07-01-20	7,598	7,676
15 Yr Pass Thru	4.500	11-01-20	13,473	13,709
15 Yr Pass Thru	4.500	09-01-24	8,484	8,800
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	4.500	10-01-24	22,224	$23,116
15 Yr Pass Thru	4.500	11-01-24	4,757	4,936
15 Yr Pass Thru	4.500	12-01-24	3,934	4,085
15 Yr Pass Thru	4.500	01-01-25	21,542	22,366
15 Yr Pass Thru	4.500	03-01-25	61,562	63,990
15 Yr Pass Thru	4.500	09-01-25	61,264	64,068
15 Yr Pass Thru	4.500	10-01-26	34,455	35,741
15 Yr Pass Thru	5.000	05-01-18	384	385
15 Yr Pass Thru	5.000	11-01-18	362	365
15 Yr Pass Thru	5.000	12-01-18	1,088	1,095
15 Yr Pass Thru	5.000	04-01-19	720	726
15 Yr Pass Thru	5.000	05-01-19	7,193	7,276
15 Yr Pass Thru	5.000	10-01-19	8,052	8,192
15 Yr Pass Thru	5.000	01-01-20	2,497	2,543
15 Yr Pass Thru	5.000	05-01-20	10,539	10,779
15 Yr Pass Thru	5.000	06-01-20	11,774	12,042
15 Yr Pass Thru	5.000	12-01-20	8,075	8,252
15 Yr Pass Thru	5.000	02-01-22	515	533
15 Yr Pass Thru	5.000	09-01-22	12,419	12,743
15 Yr Pass Thru	5.000	03-01-23	3,262	3,382
15 Yr Pass Thru	5.000	05-01-23	4,769	4,943
15 Yr Pass Thru	5.000	09-01-23	13,932	14,542
15 Yr Pass Thru	5.000	09-01-23	1,266	1,306
15 Yr Pass Thru	5.000	01-01-24	46,673	48,555
15 Yr Pass Thru	5.000	09-01-25	31,267	32,314
15 Yr Pass Thru	5.500	03-01-18	1	1
15 Yr Pass Thru	5.500	05-01-18	9	9
15 Yr Pass Thru	5.500	06-01-18	6	6
15 Yr Pass Thru	5.500	10-01-18	216	217
15 Yr Pass Thru	5.500	10-01-18	142	143
15 Yr Pass Thru	5.500	12-01-18	227	229
15 Yr Pass Thru	5.500	02-01-19	849	860
15 Yr Pass Thru	5.500	02-01-19	627	632
15 Yr Pass Thru	5.500	03-01-19	183	185
15 Yr Pass Thru	5.500	07-01-19	687	699
15 Yr Pass Thru	5.500	08-01-19	575	584
15 Yr Pass Thru	5.500	08-01-19	844	859
15 Yr Pass Thru	5.500	09-01-19	517	528
15 Yr Pass Thru	5.500	10-01-19	953	973
15 Yr Pass Thru	5.500	06-01-20	3,476	3,557
15 Yr Pass Thru	5.500	07-01-20	2,871	2,935
15 Yr Pass Thru	5.500	05-01-21	10,655	11,038
15 Yr Pass Thru	5.500	01-01-22	324	336
15 Yr Pass Thru	5.500	05-01-22	1,617	1,686
15 Yr Pass Thru	5.500	06-01-22	3,720	3,880
15 Yr Pass Thru	5.500	10-01-22	1,609	1,684
6	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	5.500	05-01-23	2,476	$2,600
15 Yr Pass Thru	5.500	01-01-25	21,327	22,130
15 Yr Pass Thru	6.000	03-01-21	11,394	11,781
15 Yr Pass Thru	6.000	10-01-21	28,426	29,663
15 Yr Pass Thru	6.000	11-01-21	2,268	2,375
15 Yr Pass Thru	6.000	01-01-22	2,978	3,112
15 Yr Pass Thru	6.000	09-01-22	9,166	9,664
15 Yr Pass Thru	6.000	02-01-23	25,035	26,233
15 Yr Pass Thru	6.000	03-01-23	2,106	2,208
20 Yr Pass Thru	3.000	11-01-36	322,734	319,700
20 Yr Pass Thru	3.000	11-01-36	275,730	273,138
20 Yr Pass Thru	3.000	11-01-36	21,517	21,314
20 Yr Pass Thru	3.000	12-01-36	23,880	23,626
20 Yr Pass Thru (B)	3.500	02-01-35	18,836	19,185
20 Yr Pass Thru (B)	3.500	01-01-36	185,632	189,063
30 Yr Pass Thru	2.500	02-01-43	158,614	148,304
30 Yr Pass Thru	2.500	03-01-43	40,766	38,116
30 Yr Pass Thru (B)	3.000	TBA	4,085,000	4,006,013
30 Yr Pass Thru (B)	3.000	TBA	4,085,000	3,960,746
30 Yr Pass Thru	3.000	04-01-33	7,086	6,961
30 Yr Pass Thru	3.000	06-01-33	18,711	18,383
30 Yr Pass Thru	3.000	10-01-42	287,121	281,057
30 Yr Pass Thru	3.000	10-01-42	100,851	98,863
30 Yr Pass Thru	3.000	11-01-42	31,830	31,158
30 Yr Pass Thru	3.000	11-01-42	288,448	281,860
30 Yr Pass Thru (B)	3.000	01-01-43	302,520	296,131
30 Yr Pass Thru	3.000	02-01-43	538,501	527,128
30 Yr Pass Thru	3.000	02-01-43	1,647,932	1,611,068
30 Yr Pass Thru	3.000	02-01-43	31,921	31,192
30 Yr Pass Thru	3.000	02-01-43	47,511	46,426
30 Yr Pass Thru	3.000	03-01-43	26,092	25,496
30 Yr Pass Thru	3.000	03-01-43	16,270	15,898
30 Yr Pass Thru	3.000	03-01-43	65,205	63,716
30 Yr Pass Thru	3.000	03-01-43	161,756	158,062
30 Yr Pass Thru	3.000	05-01-43	64,001	62,540
30 Yr Pass Thru	3.000	08-01-43	39,574	38,689
30 Yr Pass Thru	3.000	08-01-43	69,514	67,927
30 Yr Pass Thru	3.000	02-01-44	14,936	14,602
30 Yr Pass Thru	3.000	09-01-44	20,975	20,495
30 Yr Pass Thru	3.000	04-01-45	23,585	23,002
30 Yr Pass Thru	3.000	08-01-46	545,903	525,587
30 Yr Pass Thru	3.000	08-01-46	21,856	21,275
30 Yr Pass Thru	3.000	09-01-46	35,333	34,394
30 Yr Pass Thru	3.000	10-01-46	676,433	658,024
30 Yr Pass Thru	3.000	10-01-46	226,264	220,107
30 Yr Pass Thru	3.000	11-01-46	231,816	225,616
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	11-01-46	297,097	$289,012
30 Yr Pass Thru	3.000	11-01-46	1,990,752	1,933,465
30 Yr Pass Thru	3.000	11-01-46	926,576	901,360
30 Yr Pass Thru	3.000	11-01-46	196,837	191,480
30 Yr Pass Thru	3.000	11-01-46	105,745	102,917
30 Yr Pass Thru	3.000	11-01-46	46,744	45,494
30 Yr Pass Thru	3.000	11-01-46	70,822	68,916
30 Yr Pass Thru	3.000	12-01-46	58,544	56,969
30 Yr Pass Thru	3.000	12-01-46	334,560	325,559
30 Yr Pass Thru	3.000	12-01-46	221,981	215,906
30 Yr Pass Thru	3.000	12-01-46	334,248	325,569
30 Yr Pass Thru	3.000	12-01-46	203,409	197,842
30 Yr Pass Thru	3.000	01-01-47	130,771	127,253
30 Yr Pass Thru (B)	3.500	TBA	1,630,000	1,628,103
30 Yr Pass Thru (B)	3.500	TBA	1,630,000	1,646,364
30 Yr Pass Thru	3.500	12-01-41	207,265	209,671
30 Yr Pass Thru	3.500	01-01-42	296,672	299,560
30 Yr Pass Thru	3.500	05-01-42	28,358	28,634
30 Yr Pass Thru	3.500	06-01-42	36,800	36,986
30 Yr Pass Thru	3.500	06-01-42	51,568	51,828
30 Yr Pass Thru	3.500	07-01-42	46,530	46,765
30 Yr Pass Thru	3.500	08-01-42	91,258	91,718
30 Yr Pass Thru	3.500	12-01-42	168,146	168,994
30 Yr Pass Thru	3.500	01-01-43	141,649	142,364
30 Yr Pass Thru	3.500	01-01-43	991,603	996,608
30 Yr Pass Thru	3.500	03-01-43	752,035	755,830
30 Yr Pass Thru	3.500	04-01-43	23,630	23,727
30 Yr Pass Thru	3.500	06-01-43	26,190	26,408
30 Yr Pass Thru	3.500	06-01-43	103,200	103,721
30 Yr Pass Thru	3.500	07-01-43	28,226	28,342
30 Yr Pass Thru	3.500	07-01-43	93,795	94,694
30 Yr Pass Thru	3.500	08-01-43	28,920	29,039
30 Yr Pass Thru	3.500	09-01-43	92,587	93,286
30 Yr Pass Thru	3.500	12-01-43	483,016	487,265
30 Yr Pass Thru	3.500	01-01-44	81,523	81,935
30 Yr Pass Thru	3.500	01-01-44	816,425	820,546
30 Yr Pass Thru	3.500	01-01-44	152,689	153,841
30 Yr Pass Thru	3.500	03-01-44	43,021	43,419
30 Yr Pass Thru	3.500	07-01-44	30,167	30,291
30 Yr Pass Thru	3.500	12-01-44	208,090	209,140
30 Yr Pass Thru	3.500	04-01-45	306,518	307,538
30 Yr Pass Thru	3.500	07-01-45	127,719	128,024
30 Yr Pass Thru	3.500	11-01-45	1,709,227	1,711,444
30 Yr Pass Thru	3.500	11-01-45	380,343	381,014
30 Yr Pass Thru (B)	3.500	12-01-45	70,203	70,294
30 Yr Pass Thru	3.500	12-01-45	115,141	115,290
8	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	01-01-46	236,865	$237,506
30 Yr Pass Thru	3.500	01-01-46	286,068	286,439
30 Yr Pass Thru	3.500	01-01-46	40,493	40,602
30 Yr Pass Thru	3.500	01-01-46	153,268	153,467
30 Yr Pass Thru	3.500	05-01-46	394,356	394,621
30 Yr Pass Thru	3.500	06-01-46	168,035	168,752
30 Yr Pass Thru	3.500	08-01-46	353,537	353,664
30 Yr Pass Thru	3.500	10-01-46	160,430	160,388
30 Yr Pass Thru	3.500	04-01-47	137,577	137,454
30 Yr Pass Thru	3.500	12-01-47	207,369	207,184
30 Yr Pass Thru	3.500	08-01-56	629,984	627,749
30 Yr Pass Thru (B)	4.000	TBA	2,300,000	2,356,063
30 Yr Pass Thru	4.000	11-01-40	12,416	12,830
30 Yr Pass Thru	4.000	11-01-40	1,887	1,949
30 Yr Pass Thru	4.000	12-01-40	1,835	1,896
30 Yr Pass Thru	4.000	01-01-41	138,976	143,607
30 Yr Pass Thru	4.000	02-01-41	19,689	20,345
30 Yr Pass Thru	4.000	02-01-41	26,755	27,647
30 Yr Pass Thru	4.000	02-01-41	160,472	165,819
30 Yr Pass Thru	4.000	02-01-41	1,227	1,268
30 Yr Pass Thru	4.000	03-01-41	10,816	11,176
30 Yr Pass Thru	4.000	03-01-41	16,430	16,978
30 Yr Pass Thru	4.000	09-01-41	1,200	1,240
30 Yr Pass Thru	4.000	10-01-41	434,834	449,323
30 Yr Pass Thru	4.000	11-01-41	27,088	27,991
30 Yr Pass Thru	4.000	01-01-42	355,347	367,187
30 Yr Pass Thru	4.000	02-01-42	119,866	123,860
30 Yr Pass Thru	4.000	08-01-42	359,769	371,757
30 Yr Pass Thru	4.000	09-01-43	400,793	413,396
30 Yr Pass Thru (B)	4.000	06-01-45	1,028,493	1,057,621
30 Yr Pass Thru	4.000	09-01-45	22,638	23,258
30 Yr Pass Thru	4.000	10-01-45	122,526	125,881
30 Yr Pass Thru	4.000	12-01-45	209,682	216,079
30 Yr Pass Thru	4.000	12-01-45	228,419	235,495
30 Yr Pass Thru	4.000	12-01-45	25,739	26,443
30 Yr Pass Thru	4.000	12-01-45	65,032	66,843
30 Yr Pass Thru	4.000	03-01-46	112,471	115,656
30 Yr Pass Thru	4.000	09-01-46	19,321	19,862
30 Yr Pass Thru	4.000	02-01-47	70,110	72,030
30 Yr Pass Thru (B)	4.000	03-01-47	533,144	546,827
30 Yr Pass Thru	4.000	05-01-47	225,600	231,390
30 Yr Pass Thru	4.500	02-01-41	888,161	940,098
30 Yr Pass Thru	4.500	04-01-42	69,422	73,460
30 Yr Pass Thru	4.500	04-01-47	283,957	298,166
30 Yr Pass Thru	5.000	07-01-33	15,741	16,948
30 Yr Pass Thru	5.000	02-01-34	27,977	30,127
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	03-01-34	26,306	$28,328
30 Yr Pass Thru	5.000	03-01-34	75,242	81,059
30 Yr Pass Thru	5.000	04-01-35	7,005	7,546
30 Yr Pass Thru	5.000	04-01-35	45,813	49,346
30 Yr Pass Thru	5.000	06-01-35	4,700	5,056
30 Yr Pass Thru	5.000	06-01-35	33,596	36,200
30 Yr Pass Thru	5.000	07-01-35	10,431	11,242
30 Yr Pass Thru	5.000	08-01-35	49,140	52,972
30 Yr Pass Thru	5.000	10-01-35	6,473	6,979
30 Yr Pass Thru	5.000	01-01-36	36,441	39,306
30 Yr Pass Thru	5.000	03-01-36	72,312	77,973
30 Yr Pass Thru	5.000	07-01-37	34,423	37,059
30 Yr Pass Thru	5.000	07-01-37	11,806	12,713
30 Yr Pass Thru	5.000	12-01-39	45,852	49,536
30 Yr Pass Thru	5.000	06-01-40	152,278	165,012
30 Yr Pass Thru	5.000	06-01-40	89,975	97,203
30 Yr Pass Thru	5.000	06-01-40	31,170	33,674
30 Yr Pass Thru	5.500	04-01-35	5,272	5,797
30 Yr Pass Thru	5.500	11-01-35	101,644	111,854
30 Yr Pass Thru	5.500	12-01-35	65,955	72,523
30 Yr Pass Thru	5.500	01-01-36	21,583	23,712
30 Yr Pass Thru	5.500	04-01-36	34,097	37,469
30 Yr Pass Thru	5.500	06-01-36	90,530	99,365
30 Yr Pass Thru	5.500	10-01-36	49,920	54,895
30 Yr Pass Thru	5.500	08-01-37	41,580	45,754
30 Yr Pass Thru	5.500	08-01-37	38,318	41,856
30 Yr Pass Thru	5.500	08-01-37	1,495	1,644
30 Yr Pass Thru	5.500	08-01-37	22,886	25,162
30 Yr Pass Thru	5.500	02-01-38	79,533	87,503
30 Yr Pass Thru	5.500	02-01-38	10,409	11,452
30 Yr Pass Thru	5.500	06-01-38	21,787	23,991
30 Yr Pass Thru	5.500	12-01-38	105,367	115,746
30 Yr Pass Thru	5.500	12-01-38	14,099	15,497
30 Yr Pass Thru	5.500	11-01-39	16,232	17,869
30 Yr Pass Thru	5.500	12-01-39	7,918	8,603
30 Yr Pass Thru	5.500	03-01-40	15,073	16,573
30 Yr Pass Thru	6.000	11-01-32	23,220	25,931
30 Yr Pass Thru	6.000	03-01-33	22,582	25,221
30 Yr Pass Thru	6.000	04-01-33	24,703	27,505
30 Yr Pass Thru	6.000	01-01-34	984	1,101
30 Yr Pass Thru	6.000	02-01-34	9,282	10,351
30 Yr Pass Thru	6.000	02-01-34	63,232	70,351
30 Yr Pass Thru	6.000	03-01-34	14,715	16,364
30 Yr Pass Thru	6.000	08-01-34	32,767	36,502
30 Yr Pass Thru	6.000	11-01-34	18,558	20,724
30 Yr Pass Thru	6.000	11-01-34	1,701	1,899
10	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000	12-01-34	590	$658
30 Yr Pass Thru	6.000	04-01-35	20,043	22,382
30 Yr Pass Thru	6.000	05-01-35	3,025	3,378
30 Yr Pass Thru	6.000	12-01-35	15,064	16,798
30 Yr Pass Thru	6.000	03-01-36	5,354	5,979
30 Yr Pass Thru	6.000	11-01-36	37,776	42,190
30 Yr Pass Thru	6.000	02-01-37	3,144	3,509
30 Yr Pass Thru	6.000	02-01-37	18,683	20,866
30 Yr Pass Thru	6.000	03-01-37	15,173	16,945
30 Yr Pass Thru	6.000	08-01-37	139,491	155,433
30 Yr Pass Thru	6.000	10-01-37	2,703	3,011
30 Yr Pass Thru	6.000	03-01-38	37,020	41,312
30 Yr Pass Thru	6.000	05-01-38	743	829
30 Yr Pass Thru	6.000	08-01-38	11,496	12,866
30 Yr Pass Thru	6.000	09-01-38	71,121	79,597
30 Yr Pass Thru	6.000	10-01-38	24,931	27,781
30 Yr Pass Thru	6.000	10-01-38	2,262	2,522
30 Yr Pass Thru	6.000	07-01-39	48,098	53,727
30 Yr Pass Thru	6.000	09-01-39	51,802	57,819
30 Yr Pass Thru	6.000	04-01-40	13,767	15,309
30 Yr Pass Thru	6.000	10-01-40	36,515	40,648
30 Yr Pass Thru	6.500	07-01-32	6,689	7,512
30 Yr Pass Thru	6.500	07-01-32	72,904	81,600
30 Yr Pass Thru	6.500	07-01-32	4,022	4,501
30 Yr Pass Thru	6.500	09-01-32	396	444
30 Yr Pass Thru	6.500	12-01-32	5,794	6,486
30 Yr Pass Thru	6.500	10-01-35	103,137	115,326
30 Yr Pass Thru	6.500	03-01-36	76,421	87,512
30 Yr Pass Thru	6.500	05-01-36	1,861	2,098
30 Yr Pass Thru	6.500	07-01-36	23,857	26,598
30 Yr Pass Thru	6.500	04-01-38	1,991	2,292
30 Yr Pass Thru	6.500	08-01-38	26,066	29,574
30 Yr Pass Thru	6.500	05-01-40	7,140	8,016
30 Yr Pass Thru	6.500	05-01-40	6,097	6,838
30 Yr Pass Thru	7.000	12-01-29	502	572
30 Yr Pass Thru	7.000	02-01-30	72	81
30 Yr Pass Thru	7.000	04-01-37	9,610	11,010
30 Yr Pass Thru (12 month LIBOR + 1.340%) (C)	3.090	12-01-35	4,560	4,710
30 Yr Pass Thru (12 month LIBOR + 1.528%) (C)	3.291	07-01-35	8,503	8,898
30 Yr Pass Thru (12 month LIBOR + 1.592%) (C)	3.342	12-01-35	3,446	3,607
30 Yr Pass Thru (12 month LIBOR + 1.617%) (C)	3.367	09-01-35	41,877	43,919
30 Yr Pass Thru (12 month LIBOR + 1.655%) (C)	3.410	08-01-37	15,726	16,547
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (12 month LIBOR + 1.750%) (C)	3.500	09-01-36	147	$154
30 Yr Pass Thru (12 month LIBOR + 1.770%) (C)	3.645	12-01-35	1,586	1,667
30 Yr Pass Thru (12 month LIBOR + 1.786%) (C)	3.536	08-01-36	32,422	34,095
30 Yr Pass Thru (12 month LIBOR + 1.846%) (C)	3.596	05-01-38	8,610	9,082
30 Yr Pass Thru (12 month LIBOR + 1.892%) (C)	3.642	12-01-35	1,181	1,218
30 Yr Pass Thru (6 month LIBOR + 1.363%) (C)	2.865	10-01-33	17,540	18,112
30 Yr Pass Thru (COFI + 1.250%) (C)	2.327	07-01-27	120	120
30 Yr Pass Thru (COFI + 1.250%) (C)	5.687	01-01-19	31	31
Note	1.500	07-30-20	290,000	284,105
Note	7.125	01-15-30	365,000	504,106
Government National Mortgage Association
15 Yr Pass Thru	3.000	08-20-31	64,503	63,271
15 Yr Pass Thru	3.000	03-20-32	48,814	47,881
15 Yr Pass Thru	3.000	05-20-32	57,520	56,422
15 Yr Pass Thru	3.000	10-20-32	141,356	138,657
15 Yr Pass Thru	3.000	11-20-32	59,223	58,092
15 Yr Pass Thru	5.000	06-15-18	109	109
15 Yr Pass Thru	5.000	06-15-18	37	37
15 Yr Pass Thru	5.000	06-15-18	22	22
15 Yr Pass Thru	5.000	07-15-18	124	124
15 Yr Pass Thru	5.000	07-15-18	11	11
15 Yr Pass Thru	5.000	07-15-18	515	517
15 Yr Pass Thru	5.000	07-15-18	159	159
15 Yr Pass Thru	5.000	07-15-18	54	54
15 Yr Pass Thru	5.000	08-15-18	216	217
15 Yr Pass Thru	5.000	02-15-19	1,970	1,988
15 Yr Pass Thru	5.000	06-15-20	4,243	4,339
15 Yr Pass Thru	5.000	06-15-20	1,021	1,046
15 Yr Pass Thru	6.000	08-20-18	45	45
15 Yr Pass Thru	6.000	07-20-19	714	729
15 Yr Pass Thru	6.000	08-20-19	427	435
15 Yr Pass Thru	6.000	10-20-19	78	78
15 Yr Pass Thru	6.000	10-20-20	3,579	3,700
30 Yr Pass Thru	2.500	11-20-42	34,362	32,771
30 Yr Pass Thru	2.500	12-15-42	51,468	49,085
30 Yr Pass Thru	2.500	01-20-43	675,658	644,375
30 Yr Pass Thru	2.500	02-15-43	104,063	99,245
30 Yr Pass Thru	2.500	02-20-43	86,808	82,789
30 Yr Pass Thru	2.500	03-20-43	25,851	24,654
30 Yr Pass Thru	2.500	05-20-43	44,443	42,594
12	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	01-20-45	56,944	$54,326
30 Yr Pass Thru (B)	3.000	TBA	3,315,000	3,241,379
30 Yr Pass Thru	3.000	07-20-42	965,975	951,164
30 Yr Pass Thru	3.000	08-15-42	38,453	37,865
30 Yr Pass Thru	3.000	09-15-42	1,017,455	1,001,894
30 Yr Pass Thru	3.000	10-15-42	16,750	16,504
30 Yr Pass Thru	3.000	10-20-42	38,231	37,645
30 Yr Pass Thru	3.000	11-15-42	107,221	105,648
30 Yr Pass Thru	3.000	12-15-42	8,612	8,485
30 Yr Pass Thru	3.000	12-20-42	758,672	747,039
30 Yr Pass Thru	3.000	01-20-43	74,597	73,453
30 Yr Pass Thru	3.000	02-20-43	720,038	708,997
30 Yr Pass Thru	3.000	03-20-43	828,219	815,002
30 Yr Pass Thru	3.000	03-20-43	136,327	134,321
30 Yr Pass Thru	3.000	04-15-43	402,165	396,266
30 Yr Pass Thru	3.000	05-15-43	56,901	56,066
30 Yr Pass Thru	3.000	06-15-43	19,142	18,861
30 Yr Pass Thru	3.000	06-15-43	12,381	12,200
30 Yr Pass Thru	3.000	09-20-43	60,403	59,514
30 Yr Pass Thru	3.000	03-15-45	319,803	313,913
30 Yr Pass Thru	3.000	06-15-45	466,335	457,746
30 Yr Pass Thru	3.000	06-15-45	723,694	710,364
30 Yr Pass Thru	3.000	07-15-45	575,355	564,758
30 Yr Pass Thru	3.000	05-15-46	50,296	49,307
30 Yr Pass Thru	3.000	05-20-46	23,302	22,810
30 Yr Pass Thru	3.000	05-20-46	21,941	21,484
30 Yr Pass Thru	3.000	06-15-46	188,890	185,175
30 Yr Pass Thru	3.000	06-20-46	43,921	42,953
30 Yr Pass Thru	3.000	07-15-46	156,981	153,795
30 Yr Pass Thru	3.000	07-15-46	361,469	354,133
30 Yr Pass Thru	3.000	07-20-46	22,397	21,931
30 Yr Pass Thru	3.000	07-20-46	40,875	40,012
30 Yr Pass Thru	3.000	07-20-46	38,893	38,060
30 Yr Pass Thru	3.000	07-20-46	56,630	55,399
30 Yr Pass Thru	3.000	07-20-46	15,100	14,782
30 Yr Pass Thru	3.000	07-20-46	81,414	79,695
30 Yr Pass Thru	3.000	08-20-46	23,625	23,126
30 Yr Pass Thru	3.000	08-20-46	26,877	26,318
30 Yr Pass Thru	3.000	08-20-46	23,240	22,757
30 Yr Pass Thru	3.000	09-20-46	23,384	22,891
30 Yr Pass Thru	3.000	09-20-46	23,186	22,703
30 Yr Pass Thru (B)	3.000	09-20-46	2,976,202	2,917,546
30 Yr Pass Thru	3.000	11-20-46	1,734,404	1,698,054
30 Yr Pass Thru (B)	3.500	TBA	1,355,000	1,362,775
30 Yr Pass Thru	3.500	09-15-41	709,129	715,718
30 Yr Pass Thru	3.500	11-15-41	524,192	530,373
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	11-20-41	35,669	$36,118
30 Yr Pass Thru	3.500	01-15-42	508,584	514,582
30 Yr Pass Thru	3.500	01-15-42	48,209	48,778
30 Yr Pass Thru	3.500	05-20-42	223,987	226,663
30 Yr Pass Thru	3.500	05-20-42	94,587	95,717
30 Yr Pass Thru	3.500	06-20-42	1,074,241	1,087,077
30 Yr Pass Thru	3.500	06-20-42	541,495	547,965
30 Yr Pass Thru	3.500	07-15-42	37,227	37,654
30 Yr Pass Thru	3.500	08-20-42	94,288	95,414
30 Yr Pass Thru	3.500	08-20-42	292,416	295,087
30 Yr Pass Thru	3.500	09-20-42	327,463	331,171
30 Yr Pass Thru	3.500	10-20-42	589,420	596,095
30 Yr Pass Thru	3.500	11-20-42	9,883	9,970
30 Yr Pass Thru	3.500	11-20-42	58,915	59,582
30 Yr Pass Thru	3.500	12-20-42	71,653	72,465
30 Yr Pass Thru	3.500	02-20-43	215,215	217,114
30 Yr Pass Thru	3.500	03-20-43	123,348	124,437
30 Yr Pass Thru	3.500	03-20-43	1,008,752	1,017,653
30 Yr Pass Thru	3.500	04-20-43	21,382	21,624
30 Yr Pass Thru	3.500	05-20-43	419,238	423,854
30 Yr Pass Thru	3.500	06-15-43	1,070,459	1,082,078
30 Yr Pass Thru	3.500	06-20-43	559,944	564,885
30 Yr Pass Thru	3.500	07-20-43	141,082	142,635
30 Yr Pass Thru	3.500	09-20-43	351,675	355,547
30 Yr Pass Thru	3.500	10-15-43	28,991	29,260
30 Yr Pass Thru	3.500	01-20-44	39,399	39,729
30 Yr Pass Thru	3.500	08-20-44	83,117	83,799
30 Yr Pass Thru	3.500	09-20-44	51,204	51,624
30 Yr Pass Thru	3.500	10-20-44	24,990	25,277
30 Yr Pass Thru	3.500	10-20-44	29,392	29,725
30 Yr Pass Thru	3.500	11-20-44	131,004	132,058
30 Yr Pass Thru	3.500	01-20-45	46,991	47,369
30 Yr Pass Thru	3.500	02-15-45	101,191	102,053
30 Yr Pass Thru	3.500	02-20-45	58,865	59,339
30 Yr Pass Thru	3.500	02-20-45	32,922	33,187
30 Yr Pass Thru	3.500	04-20-45	1,228,278	1,238,156
30 Yr Pass Thru	3.500	05-20-45	47,351	47,732
30 Yr Pass Thru	3.500	05-20-45	22,273	22,453
30 Yr Pass Thru	3.500	08-20-45	492,622	496,583
30 Yr Pass Thru	3.500	09-20-45	506,264	510,257
30 Yr Pass Thru	3.500	01-20-46	17,586	17,725
30 Yr Pass Thru	3.500	02-20-46	42,054	42,392
30 Yr Pass Thru	3.500	03-20-46	93,356	94,238
30 Yr Pass Thru	3.500	07-20-46	197,879	199,131
30 Yr Pass Thru	3.500	07-20-46	1,285,552	1,293,882
30 Yr Pass Thru	3.500	08-20-46	594,900	598,661
14	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	08-20-46	117,763	$118,508
30 Yr Pass Thru	3.500	08-20-46	1,227,051	1,235,003
30 Yr Pass Thru	3.500	09-20-46	48,590	48,898
30 Yr Pass Thru	3.500	09-20-46	118,517	119,266
30 Yr Pass Thru	3.500	03-20-47	726,015	730,719
30 Yr Pass Thru	3.500	09-20-47	3,439,667	3,463,836
30 Yr Pass Thru	3.500	12-20-47	975,174	982,027
30 Yr Pass Thru (B)	4.000	TBA	1,560,000	1,601,011
30 Yr Pass Thru (B)	4.000	TBA	1,475,000	1,515,735
30 Yr Pass Thru	4.000	04-20-39	3,264	3,391
30 Yr Pass Thru	4.000	06-20-39	6,250	6,493
30 Yr Pass Thru	4.000	08-20-39	5,827	6,038
30 Yr Pass Thru	4.000	09-20-39	64,496	66,826
30 Yr Pass Thru	4.000	10-20-39	2,089	2,163
30 Yr Pass Thru	4.000	11-20-39	8,378	8,675
30 Yr Pass Thru	4.000	12-20-39	9,178	9,510
30 Yr Pass Thru	4.000	01-20-40	7,106	7,362
30 Yr Pass Thru	4.000	03-20-40	10,571	10,953
30 Yr Pass Thru	4.000	05-20-40	72,133	74,739
30 Yr Pass Thru	4.000	06-20-40	36,017	37,296
30 Yr Pass Thru	4.000	08-20-40	53,546	55,480
30 Yr Pass Thru	4.000	09-15-40	40,325	41,782
30 Yr Pass Thru	4.000	09-20-40	98,260	101,810
30 Yr Pass Thru	4.000	10-20-40	387,166	403,091
30 Yr Pass Thru	4.000	11-20-40	20,532	21,377
30 Yr Pass Thru	4.000	02-15-41	16,597	17,228
30 Yr Pass Thru	4.000	02-20-41	12,662	13,119
30 Yr Pass Thru	4.000	03-15-41	190,386	197,265
30 Yr Pass Thru	4.000	03-15-41	23,672	24,571
30 Yr Pass Thru	4.000	04-20-41	12,066	12,501
30 Yr Pass Thru	4.000	05-20-41	456,421	473,769
30 Yr Pass Thru	4.000	07-15-41	471,459	489,102
30 Yr Pass Thru	4.000	07-15-41	56,550	58,667
30 Yr Pass Thru	4.000	07-15-41	40,562	42,080
30 Yr Pass Thru	4.000	10-15-41	166,290	172,513
30 Yr Pass Thru	4.000	10-20-41	172,132	178,728
30 Yr Pass Thru	4.000	07-20-42	912,375	947,337
30 Yr Pass Thru	4.000	09-20-42	17,618	18,276
30 Yr Pass Thru	4.000	11-20-42	84,595	87,810
30 Yr Pass Thru	4.000	04-20-43	138,951	144,145
30 Yr Pass Thru	4.000	07-20-43	76,267	79,165
30 Yr Pass Thru	4.000	02-20-44	653,849	676,657
30 Yr Pass Thru	4.000	05-15-44	520,987	540,483
30 Yr Pass Thru	4.000	09-20-45	109,510	111,961
30 Yr Pass Thru	4.000	11-20-45	2,531,155	2,613,912
30 Yr Pass Thru	4.000	12-20-45	742,297	766,567
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	03-20-46	255,769	$264,132
30 Yr Pass Thru	4.000	05-20-46	148,073	152,915
30 Yr Pass Thru	4.000	03-20-47	468,694	482,993
30 Yr Pass Thru	4.000	04-20-47	1,585,294	1,632,171
30 Yr Pass Thru	4.000	05-20-47	4,033,240	4,148,723
30 Yr Pass Thru (B)	4.000	06-20-47	856,130	880,109
30 Yr Pass Thru	4.000	08-20-47	1,358,947	1,396,159
30 Yr Pass Thru (B)	4.000	09-20-47	50,459	51,848
30 Yr Pass Thru	4.500	06-20-34	51,311	53,598
30 Yr Pass Thru	4.500	05-15-39	135,547	144,384
30 Yr Pass Thru	4.500	06-15-39	247,393	259,622
30 Yr Pass Thru	4.500	08-15-39	109,829	116,080
30 Yr Pass Thru	4.500	10-20-39	131,204	138,671
30 Yr Pass Thru	4.500	11-20-39	21,665	22,898
30 Yr Pass Thru	4.500	12-20-39	397,656	420,289
30 Yr Pass Thru	4.500	02-20-40	98,151	103,738
30 Yr Pass Thru	4.500	03-20-40	73,194	77,360
30 Yr Pass Thru	4.500	05-20-40	506,397	535,218
30 Yr Pass Thru	4.500	06-15-40	1,101,655	1,170,896
30 Yr Pass Thru	4.500	06-15-40	118,888	125,655
30 Yr Pass Thru	4.500	07-15-40	168,090	177,607
30 Yr Pass Thru	4.500	07-20-40	9,717	10,270
30 Yr Pass Thru	4.500	09-20-40	716,214	753,633
30 Yr Pass Thru	4.500	10-20-40	120,942	127,825
30 Yr Pass Thru	4.500	11-20-40	1,016,283	1,073,806
30 Yr Pass Thru	4.500	02-20-41	228,202	241,119
30 Yr Pass Thru	4.500	03-20-41	23,284	24,602
30 Yr Pass Thru	4.500	09-20-41	63,809	66,803
30 Yr Pass Thru	4.500	09-15-45	24,740	26,140
30 Yr Pass Thru	4.500	01-20-46	72,431	75,920
30 Yr Pass Thru	4.500	02-20-46	461,480	485,590
30 Yr Pass Thru	4.500	07-20-46	27,927	29,255
30 Yr Pass Thru	4.500	08-20-46	400,999	420,070
30 Yr Pass Thru	4.500	09-20-46	43,029	45,224
30 Yr Pass Thru	4.500	11-20-46	53,739	56,244
30 Yr Pass Thru	4.500	07-20-47	257,819	268,468
30 Yr Pass Thru (B)	4.500	08-20-47	1,663,623	1,732,344
30 Yr Pass Thru	4.500	09-20-47	268,763	279,949
30 Yr Pass Thru (B)	4.500	10-20-47	77,029	80,524
30 Yr Pass Thru	5.000	06-20-33	8,529	9,096
30 Yr Pass Thru	5.000	08-15-33	2,200	2,353
30 Yr Pass Thru	5.000	08-15-33	6,404	6,854
30 Yr Pass Thru	5.000	08-20-33	16,566	17,667
30 Yr Pass Thru	5.000	09-15-33	77,527	82,896
30 Yr Pass Thru	5.000	11-15-33	13,980	14,961
30 Yr Pass Thru	5.000	02-15-34	17,565	18,795
16	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	04-15-34	7,685	$8,230
30 Yr Pass Thru	5.000	10-15-34	2,189	2,344
30 Yr Pass Thru	5.000	12-20-34	6,874	7,332
30 Yr Pass Thru	5.000	11-15-35	28,801	30,814
30 Yr Pass Thru	5.000	12-20-35	78,704	84,032
30 Yr Pass Thru	5.000	01-20-36	21,474	22,932
30 Yr Pass Thru	5.000	05-20-36	5,020	5,362
30 Yr Pass Thru	5.000	04-20-38	32,972	35,296
30 Yr Pass Thru	5.000	10-15-39	41,826	45,331
30 Yr Pass Thru	5.000	10-20-39	516,728	560,019
30 Yr Pass Thru	5.000	11-15-39	274,463	299,602
30 Yr Pass Thru	5.000	02-20-40	7,546	8,178
30 Yr Pass Thru	5.000	05-20-40	591,476	622,637
30 Yr Pass Thru	5.000	06-15-40	289,603	310,146
30 Yr Pass Thru	5.000	06-20-40	142,786	154,748
30 Yr Pass Thru	5.000	08-20-40	68,311	73,084
30 Yr Pass Thru	5.000	09-20-40	85,276	92,420
30 Yr Pass Thru	5.000	10-20-40	17,986	19,493
30 Yr Pass Thru	5.000	03-20-41	361,097	387,005
30 Yr Pass Thru	5.000	04-20-41	129,394	140,194
30 Yr Pass Thru	5.000	08-20-42	110,724	118,529
30 Yr Pass Thru	5.000	12-20-45	336,630	354,366
30 Yr Pass Thru	5.000	06-20-47	90,039	94,699
30 Yr Pass Thru	5.000	07-20-47	212,834	224,047
30 Yr Pass Thru	5.000	08-20-47	1,167,077	1,228,563
30 Yr Pass Thru	5.000	09-20-47	712,822	750,377
30 Yr Pass Thru	5.000	10-20-47	38,717	40,757
30 Yr Pass Thru	5.000	11-20-47	1,115,254	1,173,314
30 Yr Pass Thru	5.000	01-20-48	273,934	288,366
30 Yr Pass Thru	5.500	02-15-29	921	1,008
30 Yr Pass Thru	5.500	03-15-29	1,202	1,302
30 Yr Pass Thru	5.500	10-20-32	33,204	35,882
30 Yr Pass Thru	5.500	11-20-32	2,212	2,391
30 Yr Pass Thru	5.500	12-20-32	693	749
30 Yr Pass Thru	5.500	02-20-33	287,320	310,625
30 Yr Pass Thru	5.500	04-15-33	152,951	169,318
30 Yr Pass Thru	5.500	04-20-33	1,661	1,796
30 Yr Pass Thru	5.500	05-20-33	4,403	4,762
30 Yr Pass Thru	5.500	06-20-33	2,852	3,086
30 Yr Pass Thru	5.500	07-15-33	23,032	25,526
30 Yr Pass Thru	5.500	07-15-33	237,182	262,910
30 Yr Pass Thru	5.500	07-20-33	188,554	203,949
30 Yr Pass Thru	5.500	08-20-33	4,104	4,440
30 Yr Pass Thru	5.500	09-15-33	35,326	38,901
30 Yr Pass Thru	5.500	09-20-33	14,856	16,075
30 Yr Pass Thru	5.500	10-20-33	1,851	2,003
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	11-20-33	5,337	$5,776
30 Yr Pass Thru	5.500	12-15-33	14,315	15,846
30 Yr Pass Thru	5.500	12-15-33	184,220	204,315
30 Yr Pass Thru	5.500	12-20-33	2,172	2,352
30 Yr Pass Thru	5.500	02-20-34	7,980	8,640
30 Yr Pass Thru	5.500	04-20-34	2,960	3,205
30 Yr Pass Thru	5.500	05-20-34	33,112	35,866
30 Yr Pass Thru	5.500	07-20-34	36,278	39,297
30 Yr Pass Thru	5.500	10-20-34	97,003	105,162
30 Yr Pass Thru	5.500	02-20-35	29,616	32,068
30 Yr Pass Thru	5.500	05-20-35	1,873	2,029
30 Yr Pass Thru	5.500	07-20-35	81,264	88,061
30 Yr Pass Thru	5.500	08-20-35	23,644	25,624
30 Yr Pass Thru	5.500	10-20-35	1,748	1,894
30 Yr Pass Thru	5.500	01-20-36	76,513	82,976
30 Yr Pass Thru	5.500	02-20-36	1,309	1,419
30 Yr Pass Thru	5.500	04-20-36	19,177	20,802
30 Yr Pass Thru	5.500	10-15-38	158,396	175,528
30 Yr Pass Thru	5.500	01-20-40	227,999	250,282
30 Yr Pass Thru	5.500	10-20-40	837	908
30 Yr Pass Thru	5.500	03-20-44	98,902	107,279
30 Yr Pass Thru	6.000	04-20-28	6,568	7,214
30 Yr Pass Thru	6.000	01-20-32	3,015	3,357
30 Yr Pass Thru	6.000	08-15-33	18,625	21,177
30 Yr Pass Thru	6.000	01-20-34	1,398	1,567
30 Yr Pass Thru	6.000	07-15-34	69,633	79,260
30 Yr Pass Thru	6.000	08-20-34	23,333	26,178
30 Yr Pass Thru	6.000	09-20-34	1,478	1,658
30 Yr Pass Thru	6.000	03-15-36	31,395	35,280
30 Yr Pass Thru	6.000	04-15-36	100,631	114,224
30 Yr Pass Thru	6.000	07-15-36	43,440	49,586
30 Yr Pass Thru	6.000	12-20-36	28,915	32,397
30 Yr Pass Thru	6.000	11-15-37	2,456	2,777
30 Yr Pass Thru	6.000	01-15-38	906	1,016
30 Yr Pass Thru	6.000	03-15-38	1,133	1,279
30 Yr Pass Thru	6.000	09-20-38	50,415	56,436
30 Yr Pass Thru	6.000	12-20-38	174,666	195,667
30 Yr Pass Thru	6.000	02-20-39	6,173	6,887
30 Yr Pass Thru	6.500	05-15-24	5,626	6,077
30 Yr Pass Thru	6.500	03-15-26	250	277
30 Yr Pass Thru	6.500	03-20-26	1,854	2,037
30 Yr Pass Thru	6.500	04-15-26	121	126
30 Yr Pass Thru	6.500	05-15-26	147	162
30 Yr Pass Thru	6.500	05-15-26	752	833
30 Yr Pass Thru	6.500	05-15-26	487	535
30 Yr Pass Thru	6.500	01-15-27	447	492
18	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500	01-15-28	1,545	$1,718
30 Yr Pass Thru	6.500	04-15-28	210	233
30 Yr Pass Thru	6.500	04-15-28	245	275
30 Yr Pass Thru	6.500	05-15-28	819	914
30 Yr Pass Thru	6.500	05-15-28	289	321
30 Yr Pass Thru	6.500	05-15-28	1,073	1,203
30 Yr Pass Thru	6.500	06-15-28	1,099	1,223
30 Yr Pass Thru	6.500	08-15-28	371	417
30 Yr Pass Thru	6.500	08-15-28	517	560
30 Yr Pass Thru	6.500	08-15-28	235	265
30 Yr Pass Thru	6.500	08-15-28	106	109
30 Yr Pass Thru	6.500	08-15-28	104	116
30 Yr Pass Thru	6.500	09-15-28	294	329
30 Yr Pass Thru	6.500	09-15-28	310	349
30 Yr Pass Thru	6.500	09-15-28	782	881
30 Yr Pass Thru	6.500	09-15-28	460	514
30 Yr Pass Thru	6.500	10-15-28	522	589
30 Yr Pass Thru	6.500	10-15-28	467	524
30 Yr Pass Thru	6.500	10-20-28	3,397	3,803
30 Yr Pass Thru	6.500	02-15-29	1,637	1,840
30 Yr Pass Thru	6.500	02-20-29	22,062	24,720
30 Yr Pass Thru	6.500	03-15-29	544	615
30 Yr Pass Thru	6.500	04-15-29	134	141
30 Yr Pass Thru	6.500	04-20-29	185	208
30 Yr Pass Thru	6.500	07-15-29	1,165	1,313
30 Yr Pass Thru	6.500	05-15-31	216	245
30 Yr Pass Thru	6.500	06-15-31	2,162	2,452
30 Yr Pass Thru	6.500	06-15-31	266	297
30 Yr Pass Thru	6.500	08-15-31	459	521
30 Yr Pass Thru	6.500	08-15-31	455	514
30 Yr Pass Thru	6.500	08-20-31	136,331	154,419
30 Yr Pass Thru	6.500	10-20-31	24,229	27,475
30 Yr Pass Thru	6.500	08-15-32	762	864
30 Yr Pass Thru	6.500	08-15-32	1,242	1,406
30 Yr Pass Thru	6.500	09-20-32	55,026	62,277
30 Yr Pass Thru	6.500	02-15-33	4,076	4,631
30 Yr Pass Thru	6.500	02-15-33	3,844	4,368
30 Yr Pass Thru	6.500	02-15-33	6,006	6,792
30 Yr Pass Thru	6.500	02-15-33	7,401	8,402
30 Yr Pass Thru	6.500	02-15-33	1,222	1,387
30 Yr Pass Thru	6.500	03-15-33	3,622	4,116
30 Yr Pass Thru	6.500	12-20-33	1,999	2,268
30 Yr Pass Thru	7.000	12-20-23	218	236
30 Yr Pass Thru	7.000	01-15-24	144	155
30 Yr Pass Thru	7.000	01-15-24	745	807
30 Yr Pass Thru	7.000	01-15-24	175	191
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	01-15-24	84	$91
30 Yr Pass Thru	7.000	01-15-24	95	105
30 Yr Pass Thru	7.000	01-15-24	21	21
30 Yr Pass Thru	7.000	01-15-24	529	580
30 Yr Pass Thru	7.000	01-15-24	14	14
30 Yr Pass Thru	7.000	04-15-24	623	683
30 Yr Pass Thru	7.000	04-15-24	262	289
30 Yr Pass Thru	7.000	05-15-24	169	186
30 Yr Pass Thru	7.000	05-15-24	101	111
30 Yr Pass Thru	7.000	06-15-24	207	225
30 Yr Pass Thru	7.000	07-15-24	642	708
30 Yr Pass Thru	7.000	07-15-24	53	56
30 Yr Pass Thru	7.000	08-15-24	780	823
30 Yr Pass Thru	7.000	01-15-26	134	150
30 Yr Pass Thru	7.000	01-15-26	62	69
30 Yr Pass Thru	7.000	02-15-26	403	450
30 Yr Pass Thru	7.000	02-15-26	266	298
30 Yr Pass Thru	7.000	02-15-26	195	219
30 Yr Pass Thru	7.000	04-15-26	89	99
30 Yr Pass Thru	7.000	05-15-26	279	312
30 Yr Pass Thru	7.000	10-15-26	204	228
30 Yr Pass Thru	7.000	03-15-27	209	236
30 Yr Pass Thru	7.000	03-15-27	635	695
30 Yr Pass Thru	7.000	08-15-27	606	689
30 Yr Pass Thru	7.000	11-15-27	496	560
30 Yr Pass Thru	7.000	01-15-28	252	286
30 Yr Pass Thru	7.000	01-15-28	525	595
30 Yr Pass Thru	7.000	01-15-28	344	391
30 Yr Pass Thru	7.000	01-15-28	170	187
30 Yr Pass Thru	7.000	01-15-28	170	193
30 Yr Pass Thru	7.000	01-15-28	128	145
30 Yr Pass Thru	7.000	01-15-28	1,086	1,235
30 Yr Pass Thru	7.000	01-15-28	238	271
30 Yr Pass Thru	7.000	01-15-28	637	723
30 Yr Pass Thru	7.000	01-20-28	462	522
30 Yr Pass Thru	7.000	04-15-28	7,714	8,772
30 Yr Pass Thru	7.000	04-15-28	349	397
30 Yr Pass Thru	7.000	05-15-28	354	398
30 Yr Pass Thru	7.000	05-15-28	702	802
30 Yr Pass Thru	7.000	05-20-28	899	1,019
30 Yr Pass Thru	7.000	06-15-28	2,580	2,927
30 Yr Pass Thru	7.000	07-15-28	4,709	5,330
30 Yr Pass Thru	7.000	07-15-28	3,799	4,312
30 Yr Pass Thru	7.000	07-15-28	6,982	7,886
30 Yr Pass Thru	7.000	07-15-28	731	830
30 Yr Pass Thru	7.000	07-15-28	620	706
20	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	07-15-28	186	$212
30 Yr Pass Thru	7.000	07-15-28	944	1,033
30 Yr Pass Thru	7.000	08-15-28	477	546
30 Yr Pass Thru	7.000	08-15-28	258	295
30 Yr Pass Thru	7.000	09-15-28	107	120
30 Yr Pass Thru	7.000	10-15-28	2,457	2,790
30 Yr Pass Thru	7.000	11-15-28	380	432
30 Yr Pass Thru	7.000	11-15-28	974	1,107
30 Yr Pass Thru	7.000	11-20-28	982	1,119
30 Yr Pass Thru	7.000	01-15-29	900	1,027
30 Yr Pass Thru	7.000	03-15-29	128	141
30 Yr Pass Thru	7.000	03-15-29	371	422
30 Yr Pass Thru	7.000	04-15-29	1,079	1,223
30 Yr Pass Thru	7.000	05-15-29	178	203
30 Yr Pass Thru	7.000	06-20-29	509	578
30 Yr Pass Thru	7.000	07-15-29	299	339
30 Yr Pass Thru	7.000	07-15-29	875	990
30 Yr Pass Thru	7.000	08-15-29	12,695	14,490
30 Yr Pass Thru	7.000	08-20-29	3,327	3,791
30 Yr Pass Thru	7.000	10-20-29	746	849
30 Yr Pass Thru	7.000	08-20-30	1,010	1,162
30 Yr Pass Thru	7.000	10-20-30	2,854	3,271
30 Yr Pass Thru	7.000	02-20-31	545	623
30 Yr Pass Thru	7.000	04-15-31	353	406
30 Yr Pass Thru	7.000	04-15-31	326	373
30 Yr Pass Thru	7.000	04-20-31	1,264	1,449
30 Yr Pass Thru	7.000	05-20-31	904	1,036
30 Yr Pass Thru	7.000	07-15-31	366	421
30 Yr Pass Thru	7.000	07-15-31	65,063	74,574
30 Yr Pass Thru	7.000	07-20-31	780	894
30 Yr Pass Thru	7.000	08-15-31	439	501
30 Yr Pass Thru	7.000	08-15-31	216	249
30 Yr Pass Thru	7.000	08-15-31	354	407
30 Yr Pass Thru	7.000	09-15-31	757	875
30 Yr Pass Thru	7.000	09-15-31	600	693
30 Yr Pass Thru	7.000	09-15-31	1,472	1,686
30 Yr Pass Thru	7.000	11-15-31	192	213
30 Yr Pass Thru	7.000	11-15-31	691	798
30 Yr Pass Thru	7.000	12-15-31	353	394
30 Yr Pass Thru	7.000	12-15-31	546	625
30 Yr Pass Thru	7.000	02-15-32	432	499
30 Yr Pass Thru	7.000	05-15-32	395	457
30 Yr Pass Thru	7.000	07-15-32	167	193
30 Yr Pass Thru	7.000	08-15-32	663	759
30 Yr Pass Thru	7.000	01-20-34	617	712
30 Yr Pass Thru	9.250	11-15-19	183	192
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	21

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	9.250	12-15-19		191	$201
30 Yr Pass Thru	9.750	02-15-21		767	831

30 Yr Pass Thru	10.250	11-15-20		704	761
Foreign government obligations 14.6%					$129,549,891
(Cost $123,980,824)
Albania 0.0%					272,670
Republic of Albania	5.750	11-12-20	EUR	200,000	272,670
Argentina 0.6%					4,952,363
Provincia de Buenos Aires (D)	7.875	06-15-27		150,000	155,942
Provincia de Buenos Aires (D)	9.125	03-16-24		150,000	166,727
Provincia de Buenos Aires (Argentina Deposit Rate Badlar Private Banks + 3.830%) (C)	26.832	05-31-22	ARS	1,963,000	99,541
Republic of Argentina	3.375	01-15-23	EUR	180,000	217,455
Republic of Argentina	5.250	01-15-28	EUR	100,000	118,722
Republic of Argentina	5.625	01-26-22		190,000	193,515
Republic of Argentina	5.875	01-11-28		485,000	453,233
Republic of Argentina	6.875	04-22-21		150,000	158,775
Republic of Argentina	6.875	01-26-27		40,000	40,640
Republic of Argentina	7.125	07-06-36		200,000	194,200
Republic of Argentina (D)	7.125	06-28-99		193,000	181,034
Republic of Argentina	7.500	04-22-26		1,530,000	1,634,040
Republic of Argentina	7.820	12-31-38		200,000	133,000
Republic of Argentina	8.280	12-31-33		911,325	996,989
Republic of Argentina, GDP-Linked Note (E)	4.399*	12-15-35		2,425,000	208,550
Australia 0.2%					1,326,792
Commonwealth of Australia	3.000	03-21-47	AUD	475,000	341,627
New South Wales Treasury Corp.	4.000	04-20-23	AUD	680,000	564,359
New South Wales Treasury Corp.	4.000	05-20-26	AUD	503,000	420,806
Austria 0.0%					313,682
Republic of Austria (D)	3.800	01-26-62	EUR	153,000	313,682
Bahamas 0.1%					603,200
Commonwealth of Bahamas (D)	6.000	11-21-28		580,000	603,200
Belgium 0.1%					881,400
Kingdom of Belgium (D)	4.250	03-28-41	EUR	352,000	662,507
Kingdom of Belgium (D)	5.000	03-28-35	EUR	114,000	218,893
Bermuda 0.0%					312,632
Government of Bermuda (D)	4.138	01-03-23		200,000	206,716
Government of Bermuda (D)	5.603	07-20-20		100,000	105,916
Brazil 0.9%					7,751,278
Federative Republic of Brazil	5.000	01-27-45		200,000	178,500
Federative Republic of Brazil	5.625	01-07-41		190,000	183,350
22	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Brazil (continued)
Federative Republic of Brazil	6.000	04-07-26		550,000	$601,975
Federative Republic of Brazil	6.000	05-15-45	BRL	259,000	279,160
Federative Republic of Brazil	10.000	01-01-21	BRL	6,131,000	1,993,902
Federative Republic of Brazil	10.000	01-01-23	BRL	5,310,000	1,720,313
Federative Republic of Brazil	10.000	01-01-25	BRL	5,901,000	1,900,241
Federative Republic of Brazil	10.000	01-01-27	BRL	2,785,000	893,837
Canada 0.2%					1,412,193
Government of Canada	3.500	12-01-45	CAD	293,000	278,649
Province of Manitoba	3.050	05-14-24		60,000	59,640
Province of Ontario	2.500	09-10-21		560,000	553,889
Province of Ontario	2.600	06-02-25	CAD	125,000	96,720
Province of Ontario	3.500	06-02-43	CAD	99,000	82,105
Province of Quebec	5.000	12-01-38	CAD	340,000	341,190
Chile 0.4%					3,760,989
Republic of Chile	4.500	03-01-21	CLP	740,000,000	1,303,943
Republic of Chile	4.500	03-01-26	CLP	1,430,000,000	2,457,046
Colombia 0.4%					3,068,804
Republic of Colombia	5.000	06-15-45		450,000	447,750
Republic of Colombia	5.625	02-26-44		200,000	215,800
Republic of Colombia	6.000	04-28-28	COP	2,168,400,000	712,760
Republic of Colombia	6.125	01-18-41		100,000	113,900
Republic of Colombia	7.500	08-26-26	COP	3,091,200,000	1,140,516
Republic of Colombia	10.000	07-24-24	COP	1,051,600,000	438,078
Cyprus 0.2%					1,548,778
Republic of Cyprus	2.750	06-27-24	EUR	40,000	52,153
Republic of Cyprus	3.750	07-26-23	EUR	340,000	467,764
Republic of Cyprus	3.750	07-26-23	EUR	28,000	38,529
Republic of Cyprus	3.875	05-06-22	EUR	414,000	567,603
Republic of Cyprus	4.250	11-04-25	EUR	297,000	422,729
Czech Republic 0.1%					961,651
Government of Czech Republic	1.000	06-26-26	CZK	5,700,000	259,493
Government of Czech Republic	2.500	08-25-28	CZK	3,170,000	160,505
Government of Czech Republic	3.625	04-14-21	EUR	176,000	239,014
Government of Czech Republic	3.875	05-24-22	EUR	215,000	302,639
Denmark 0.0%					150,078
Kingdom of Denmark	1.750	11-15-25	DKK	715,000	128,510
Kingdom of Denmark	1.750	11-15-25	DKK	120,000	21,568
Dominican Republic 0.1%					500,250
Government of Dominican Republic	6.850	01-27-45		460,000	500,250
Egypt 0.1%					958,490
Arab Republic of Egypt (D)	7.500	01-31-27		260,000	281,170
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	23

	Rate (%)	Maturity date		Par value^	Value
Egypt (continued)
Arab Republic of Egypt (D)	8.500	01-31-47		605,000	$677,320
El Salvador 0.1%					823,650
Republic of El Salvador (D)	6.375	01-18-27		260,000	257,400
Republic of El Salvador (D)	8.625	02-28-29		470,000	532,275
Republic of El Salvador	8.625	02-28-29		30,000	33,975
France 0.3%					2,362,496
Government of France (D)	1.750	05-25-66	EUR	4,000	4,676
Government of France	3.250	05-25-45	EUR	1,326,000	2,189,986
Government of France	5.750	10-25-32	EUR	85,000	167,834
Ghana 0.2%					2,090,540
Republic of Ghana	7.875	08-07-23		300,000	324,944
Republic of Ghana	8.125	01-18-26		800,000	872,974
Republic of Ghana	8.125	01-18-26		200,000	217,984
Republic of Ghana (D)	9.250	09-15-22		200,000	224,790
Republic of Ghana	9.250	09-15-22		400,000	449,848
Greece 0.0%					63,937
Government of Grenada	7.000	05-12-30		68,749	63,937
Hungary 0.1%					994,460
Republic of Hungary	3.000	10-27-27	HUF	202,410,000	811,483
Republic of Hungary	5.500	06-24-25	HUF	14,520,000	69,250
Republic of Hungary	6.000	11-24-23	HUF	23,760,000	113,727
Iceland 0.0%					129,233
Republic of Iceland	2.500	07-15-20	EUR	100,000	129,233
India 0.4%					3,909,311
National Highways Authority of India	7.300	05-18-22	INR	10,000,000	153,208
Republic of India	6.970	09-06-26	INR	30,000,000	433,909
Republic of India	7.160	05-20-23	INR	53,400,000	805,855
Republic of India	7.800	04-11-21	INR	38,700,000	604,280
Republic of India	8.120	12-10-20	INR	10,000,000	157,663
Republic of India	8.200	09-24-25	INR	27,000,000	423,001
Republic of India	8.400	07-28-24	INR	63,100,000	997,829
Republic of India	8.600	06-02-28	INR	20,850,000	333,566
Indonesia 0.8%					7,208,434
Perusahaan Penerbit SBSN Indonesia III	4.325	05-28-25		375,000	378,983
Perusahaan Penerbit SBSN Indonesia III	4.350	09-10-24		850,000	868,063
Perusahaan Penerbit SBSN Indonesia III	4.550	03-29-26		200,000	204,374
Republic of Indonesia	2.950	01-11-23		200,000	193,102
Republic of Indonesia	3.750	06-14-28	EUR	422,000	587,147
Republic of Indonesia	4.625	04-15-43		220,000	216,616
Republic of Indonesia	5.250	01-17-42		300,000	316,538
Republic of Indonesia	5.625	05-15-23	IDR	5,000,000,000	356,467
24	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	6.125	05-15-28	IDR	16,114,000,000	$1,125,217
Republic of Indonesia	6.625	05-15-33	IDR	720,000,000	50,003
Republic of Indonesia	8.250	06-15-32	IDR	3,095,000,000	243,837
Republic of Indonesia	8.250	05-15-36	IDR	3,665,000,000	284,867
Republic of Indonesia	8.375	03-15-24	IDR	6,110,000,000	488,853
Republic of Indonesia	8.750	05-15-31	IDR	4,245,000,000	347,974
Republic of Indonesia	9.000	03-15-29	IDR	1,550,000,000	128,761
Republic of Indonesia	9.500	07-15-31	IDR	6,480,000,000	564,947
Republic of Indonesia	9.500	05-15-41	IDR	4,682,000,000	410,018
Republic of Indonesia	10.000	09-15-24	IDR	5,240,000,000	442,667
Ireland 0.2%					1,679,586
Republic of Ireland	1.000	05-15-26	EUR	438,000	542,960
Republic of Ireland	4.500	04-18-20	EUR	316,000	426,202
Republic of Ireland	5.400	03-13-25	EUR	438,000	710,424
Israel 0.2%					2,066,756
Government of Israel	1.500	01-18-27	EUR	230,000	282,356
Government of Israel	1.750	08-31-25	ILS	4,297,000	1,266,422
Government of Israel	4.125	01-17-48		200,000	192,734
Government of Israel	4.625	03-18-20	EUR	244,000	325,244
Italy 0.7%					6,000,056
Republic of Italy	0.900	08-01-22	EUR	759,000	933,203
Republic of Italy	2.000	12-01-25	EUR	650,000	811,240
Republic of Italy	4.500	03-01-24	EUR	609,000	882,972
Republic of Italy	4.750	09-01-21	EUR	824,000	1,157,445
Republic of Italy	5.000	03-01-22	EUR	282,000	404,402
Republic of Italy	5.000	09-01-40	EUR	82,000	133,988
Republic of Italy	5.500	09-01-22	EUR	1,135,000	1,676,806
Ivory Coast 0.0%					350,663
Republic of Ivory Coast	5.750	12-31-32		363,825	350,663
Jamaica 0.1%					1,083,707
Government of Jamaica	7.875	07-28-45		200,000	243,000
Government of Jamaica	8.000	03-15-39		695,000	840,707
Japan 1.2%					10,821,346
Government of Japan	0.100	06-20-21	JPY	133,350,000	1,259,703
Government of Japan	0.600	06-20-37	JPY	22,300,000	211,760
Government of Japan	0.700	03-20-37	JPY	146,700,000	1,420,756
Government of Japan	1.200	12-20-34	JPY	219,200,000	2,324,110
Government of Japan	1.400	09-20-34	JPY	123,650,000	1,348,407
Government of Japan	1.400	03-20-55	JPY	28,100,000	308,290
Government of Japan	1.700	09-20-44	JPY	87,300,000	1,014,454
Government of Japan	2.200	09-20-39	JPY	13,850,000	171,587
Government of Japan	2.500	09-20-37	JPY	92,400,000	1,180,875
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	25

	Rate (%)	Maturity date		Par value^	Value
Japan (continued)
Government of Japan, CPI Linked Bond	0.100	03-10-24	JPY	45,452,000	$445,723
Government of Japan, CPI Linked Bond	0.100	09-10-24	JPY	44,521,500	438,476
Government of Japan, CPI Linked Bond	0.100	03-10-25	JPY	70,792,100	697,205
Kenya 0.0%					202,400
Republic of Kenya (D)	7.250	02-28-28		200,000	202,400
Lebanon 0.3%					2,250,717
Republic of Lebanon	5.800	04-14-20		100,000	98,212
Republic of Lebanon	6.375	03-09-20		230,000	228,333
Republic of Lebanon	6.600	11-27-26		230,000	215,625
Republic of Lebanon	6.650	04-22-24		500,000	484,663
Republic of Lebanon	6.850	03-23-27		1,000,000	943,727
Republic of Lebanon	8.250	04-12-21		270,000	280,157
Malaysia 0.4%					3,565,639
Government of Malaysia	4.160	07-15-21	MYR	400,000	104,233
Government of Malaysia	4.232	06-30-31	MYR	947,000	235,954
Government of Malaysia	4.390	07-07-23	MYR	2,040,000	530,556
Government of Malaysia	4.392	04-15-26	MYR	3,605,000	940,815
Government of Malaysia	4.498	04-15-30	MYR	790,000	202,467
Government of Malaysia	4.736	03-15-46	MYR	5,570,000	1,402,639
Government of Malaysia	4.935	09-30-43	MYR	570,000	148,975
Mexico 0.8%					7,207,731
Government of Mexico	3.750	01-11-28		200,000	191,600
Government of Mexico	4.000	10-02-23		80,000	81,520
Government of Mexico	4.000	10-02-23		4,000	4,076
Government of Mexico	4.600	01-23-46		445,000	415,630
Government of Mexico	4.750	03-08-44		310,000	298,375
Government of Mexico	6.500	06-10-21	MXN	19,900,000	1,023,173
Government of Mexico	7.500	06-03-27	MXN	17,052,000	895,502
Government of Mexico	7.750	05-29-31	MXN	32,630,000	1,731,044
Government of Mexico	7.750	11-13-42	MXN	3,310,000	172,957
Government of Mexico	8.000	06-11-20	MXN	20,053,000	1,073,240
Government of Mexico	8.500	05-31-29	MXN	6,350,000	357,201
Government of Mexico	10.000	12-05-24	MXN	16,100,000	963,413
Mongolia 0.1%					408,010
Government of Mongolia	10.875	04-06-21		350,000	408,010
Morocco 0.1%					471,355
Kingdom of Morocco	4.500	10-05-20	EUR	350,000	471,355
Nigeria 0.0%					202,216
Federal Republic of Nigeria (D)	6.500	11-28-27		200,000	202,216
Norway 0.0%					155,090
Government of Norway (D)	3.000	03-14-24	NOK	714,000	97,553
26	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Norway (continued)
Government of Norway (D)	3.750	05-25-21	NOK	420,000	$57,537
Oman 0.1%					871,955
Sultanate of Oman (D)	4.750	06-15-26		400,000	384,500
Sultanate of Oman	4.750	06-15-26		300,000	288,755
Sultanate of Oman (D)	6.750	01-17-48		200,000	198,700
Peru 0.1%					835,373
Republic of Peru (D)	6.150	08-12-32	PEN	1,060,000	355,434
Republic of Peru (D)	6.350	08-12-28	PEN	320,000	109,373
Republic of Peru	6.900	08-12-37	PEN	1,048,000	370,566
Philippines 0.0%					257,354
Republic of Philippines	4.950	01-15-21	PHP	13,000,000	257,354
Poland 0.3%					2,412,281
Republic of Poland	1.750	07-25-21	PLN	2,500,000	721,660
Republic of Poland	2.000	04-25-21	PLN	600,000	175,185
Republic of Poland	2.250	04-25-22	PLN	1,055,000	306,648
Republic of Poland	4.000	10-25-23	PLN	3,883,000	1,208,788
Portugal 0.1%					1,215,751
Republic of Portugal (D)	3.875	02-15-30	EUR	80,000	113,587
Republic of Portugal (D)	4.100	02-15-45	EUR	216,000	312,632
Republic of Portugal (D)	4.950	10-25-23	EUR	530,000	789,532
Romania 0.3%					2,262,766
Government of Romania	3.250	03-22-21	RON	800,000	207,797
Government of Romania	4.625	09-18-20	EUR	270,000	367,742
Government of Romania	4.750	02-24-25	RON	875,000	234,303
Government of Romania	4.875	11-07-19	EUR	125,000	165,244
Government of Romania	5.750	04-29-20	RON	1,020,000	281,793
Government of Romania	5.850	04-26-23	RON	1,670,000	469,845
Government of Romania	5.950	06-11-21	RON	1,910,000	536,042
Russia 0.5%					4,658,390
Government of Russia	5.625	04-04-42		200,000	220,600
Government of Russia	7.050	01-19-28	RUB	27,850,000	499,084
Government of Russia	7.100	10-16-24	RUB	24,580,000	444,267
Government of Russia	7.600	07-20-22	RUB	105,932,000	1,961,804
Government of Russia	8.150	02-03-27	RUB	61,850,000	1,193,221
Government of Russia	8.500	09-17-31	RUB	17,090,000	339,414
Saudi Arabia 0.0%					376,795
Kingdom of Saudi Arabia	3.250	10-26-26		400,000	376,795
Senegal 0.0%					198,602
Republic of Senegal (D)	6.250	05-23-33		200,000	198,602
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	27

	Rate (%)	Maturity date		Par value^	Value
Serbia 0.2%					$1,567,731
Republic of Serbia	6.750	11-01-24		123,986	124,731
Republic of Serbia	7.250	09-28-21		1,300,000	1,443,000
Singapore 0.0%					345,759
Republic of Singapore	3.125	09-01-22	SGD	406,000	321,950
Republic of Singapore	3.125	09-01-22	SGD	30,000	23,809
Slovenia 0.2%					1,594,096
Republic of Slovenia	1.250	03-22-27	EUR	423,000	517,904
Republic of Slovenia	1.500	03-25-35	EUR	125,000	143,103
Republic of Slovenia	2.125	07-28-25	EUR	285,000	376,461
Republic of Slovenia	5.125	03-30-26	EUR	152,000	244,378
Republic of Slovenia (D)	5.250	02-18-24		284,000	312,250
South Africa 1.1%					9,315,466
Republic of South Africa	4.665	01-17-24		500,000	505,550
Republic of South Africa	4.875	04-14-26		200,000	200,476
Republic of South Africa	5.375	07-24-44		200,000	192,943
Republic of South Africa	5.650	09-27-47		200,000	197,020
Republic of South Africa	5.875	09-16-25		280,000	300,104
Republic of South Africa	6.250	03-08-41		200,000	215,600
Republic of South Africa	6.500	02-28-41	ZAR	4,000,000	255,578
Republic of South Africa	7.000	02-28-31	ZAR	6,712,000	494,049
Republic of South Africa	7.000	02-28-31	ZAR	13,573,000	999,065
Republic of South Africa	7.750	02-28-23	ZAR	14,560,000	1,245,831
Republic of South Africa	8.000	01-31-30	ZAR	16,841,000	1,365,419
Republic of South Africa	8.250	03-31-32	ZAR	2,000,000	162,164
Republic of South Africa	8.500	01-31-37	ZAR	3,100,000	250,080
Republic of South Africa	10.500	12-21-26	ZAR	30,200,000	2,931,587
South Korea 0.2%					1,539,590
Republic of Korea	2.750	09-10-19	KRW	558,050,000	520,657
Republic of Korea	3.000	09-10-24	KRW	1,081,430,000	1,018,933
Spain 0.2%					1,629,369
Kingdom of Spain (D)	1.450	10-31-27	EUR	415,000	505,532
Kingdom of Spain (D)	1.500	04-30-27	EUR	675,000	832,177
Kingdom of Spain (D)	3.450	07-30-66	EUR	97,000	136,245
Kingdom of Spain (D)	5.150	10-31-44	EUR	84,000	155,415
Sri Lanka 0.2%					1,886,986
Republic of Sri Lanka	5.750	01-18-22		300,000	305,365
Republic of Sri Lanka	6.125	06-03-25		200,000	201,901
Republic of Sri Lanka (D)	6.200	05-11-27		200,000	198,505
Republic of Sri Lanka	6.200	05-11-27		350,000	348,849
Republic of Sri Lanka	6.250	07-27-21		500,000	518,274
Republic of Sri Lanka	6.850	11-03-25		300,000	314,092
28	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Sweden 0.0%					$74,701
Kingdom of Sweden	1.000	11-12-26	SEK	600,000	74,701
Thailand 0.4%					3,405,307
Kingdom of Thailand	1.250	03-12-28	THB	12,431,623	384,293
Kingdom of Thailand	1.875	06-17-22	THB	16,970,000	542,736
Kingdom of Thailand	3.400	06-17-36	THB	2,300,000	76,406
Kingdom of Thailand	3.580	12-17-27	THB	11,400,000	395,684
Kingdom of Thailand	3.625	06-16-23	THB	20,740,000	718,534
Kingdom of Thailand	3.650	06-20-31	THB	2,290,000	79,212
Kingdom of Thailand	3.775	06-25-32	THB	3,901,000	136,900
Kingdom of Thailand	3.850	12-12-25	THB	13,500,000	478,421
Kingdom of Thailand	4.875	06-22-29	THB	15,310,000	593,121
Turkey 0.7%					6,407,374
Hazine Mustesarligi Varlik Kiralama AS	4.489	11-25-24		630,000	614,250
Republic of Turkey	3.250	03-23-23		300,000	279,750
Republic of Turkey	5.125	03-25-22		350,000	358,400
Republic of Turkey	6.000	03-25-27		600,000	614,640
Republic of Turkey	6.250	09-26-22		1,550,000	1,653,459
Republic of Turkey	6.875	03-17-36		130,000	137,150
Republic of Turkey	7.375	02-05-25		200,000	224,412
Republic of Turkey	7.400	02-05-20	TRY	450,000	108,135
Republic of Turkey	9.400	07-08-20	TRY	740,000	182,786
Republic of Turkey	10.400	03-20-24	TRY	1,603,000	399,964
Republic of Turkey	10.600	02-11-26	TRY	6,565,000	1,607,877
Republic of Turkey	11.875	01-15-30		150,000	226,551
Ukraine 0.2%					2,068,609
Republic of Ukraine (D)	7.375	09-25-32		200,000	194,044
Republic of Ukraine (D)	7.750	09-01-20		600,000	631,044
Republic of Ukraine	7.750	09-01-21		200,000	211,630
Republic of Ukraine	7.750	09-01-22		100,000	105,500
Republic of Ukraine (D)	7.750	09-01-23		212,000	222,068
Republic of Ukraine	7.750	09-01-23		150,000	157,125
Republic of Ukraine	7.750	09-01-25		400,000	412,198
Republic of Ukraine, GDP-Linked Note (D)(E)	2.293*	05-31-40		200,000	135,000
United Kingdom 0.3%					2,410,699
Government of United Kingdom	3.500	01-22-45	GBP	360,000	658,222
Government of United Kingdom	4.250	12-07-46	GBP	268,000	558,561
Government of United Kingdom	4.250	12-07-46	GBP	455,000	948,304
Government of United Kingdom	4.750	12-07-30	GBP	132,000	245,612
Venezuela 0.0%					371,563
Republic of Venezuela (F)	6.000	12-09-20		525,000	137,813
Republic of Venezuela (F)	7.750	10-13-19		350,000	91,875
Republic of Venezuela (F)	9.250	09-15-27		250,000	70,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	29

	Rate (%)	Maturity date		Par value^	Value
Venezuela (continued)
Republic of Venezuela (F)	11.750	10-21-26		250,000	$71,875
Vietnam 0.1%					1,020,791
Socialist Republic of Vietnam (D)	4.800	11-19-24		200,000	205,245
Socialist Republic of Vietnam	4.800	11-19-24		400,000	410,490
Socialist Republic of Vietnam	5.900	11-19-18	VND	5,000,000,000	225,022

Socialist Republic of Vietnam	6.750	01-29-20		170,000	180,034
Corporate bonds 34.0%					$301,097,833
(Cost $300,346,173)
Consumer discretionary 4.6%					40,616,951
Auto components 0.2%
American Axle & Manufacturing, Inc.	6.250	04-01-25		745,000	768,747
Aptiv PLC	3.150	11-19-20		80,000	80,093
GKN Holdings PLC	6.750	10-28-19	GBP	13,000	19,327
Nemak SAB de CV (D)	4.750	01-23-25		205,000	203,463
Nexteer Automotive Group, Ltd. (D)	5.875	11-15-21		275,000	286,688
Automobiles 0.3%
Aston Martin Capital Holdings, Ltd. (D)	6.500	04-15-22		200,000	208,750
Daimler Finance North America LLC (D)	1.650	05-18-18		150,000	149,860
Daimler Finance North America LLC (D)	2.300	02-12-21		175,000	171,332
Ford Motor Credit Company LLC	2.021	05-03-19		200,000	198,018
General Motors Company (3 month LIBOR + 0.800%) (C)	2.593	08-07-20		200,000	201,391
General Motors Financial Company, Inc.	3.100	01-15-19		85,000	85,207
Hyundai Capital America (D)	1.750	09-27-19		65,000	63,636
Hyundai Capital America (D)	2.000	07-01-19		35,000	34,518
Hyundai Capital America (D)	2.500	03-18-19		110,000	109,423
Nissan Motor Acceptance Corp. (D)	2.150	09-28-20		35,000	34,352
Tesla, Inc. (D)	5.300	08-15-25		1,295,000	1,233,488
Diversified consumer services 0.1%
Laureate Education, Inc. (D)	8.250	05-01-25		455,000	484,575
Hotels, restaurants and leisure 0.6%
Brinker International, Inc.	2.600	05-15-18		85,000	84,788
Caesars Resort Collection LLC (D)	5.250	10-15-25		536,000	523,940
Codere Finance 2 Luxembourg SA (D)	7.625	11-01-21		400,000	402,376
Eldorado Resorts, Inc.	6.000	04-01-25		150,000	154,500
InterContinental Hotels Group PLC	3.875	11-28-22	GBP	100,000	149,309
International Game Technology PLC (D)	6.500	02-15-25		485,000	520,163
Intralot Capital Luxembourg SA (D)	5.250	09-15-24	EUR	100,000	122,613
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (D)	5.000	06-01-24		100,000	101,000
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (D)	5.250	06-01-26		225,000	227,813
LTF Merger Sub, Inc. (D)	8.500	06-15-23		325,000	340,438
30	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc. (D)	5.000	10-15-25		215,000	$209,491
Royal Caribbean Cruises, Ltd.	2.650	11-28-20		20,000	19,730
Sabre GLBL, Inc. (D)	5.375	04-15-23		100,000	100,750
Safari Holding Verwaltungs GmbH (D)	5.375	11-30-22	EUR	100,000	122,795
Scientific Games International, Inc. (D)	5.000	10-15-25		370,000	365,838
Scientific Games International, Inc.	10.000	12-01-22		690,000	748,305
Seminole Hard Rock Entertainment, Inc. (D)	5.875	05-15-21		250,000	251,875
Silversea Cruise Finance, Ltd. (D)	7.250	02-01-25		185,000	197,488
Six Flags Entertainment Corp. (D)	5.500	04-15-27		255,000	255,956
VOC Escrow, Ltd. (D)	5.000	02-15-28		265,000	257,713
Yum! Brands, Inc.	5.350	11-01-43		310,000	282,100
Yum! Brands, Inc.	6.875	11-15-37		105,000	112,350
Household durables 0.2%
DR Horton, Inc.	2.550	12-01-20		35,000	34,557
Newell Brands, Inc.	2.150	10-15-18		55,000	54,661
Newell Brands, Inc.	3.900	11-01-25		15,000	14,642
Shea Homes LP (D)	5.875	04-01-23		150,000	153,750
Taylor Morrison Communities, Inc. (D)	5.875	04-15-23		200,000	208,060
Tempur Sealy International, Inc.	5.625	10-15-23		55,000	55,550
Tupperware Brands Corp.	4.750	06-01-21		160,000	164,905
Weekley Homes LLC (D)	6.625	08-15-25		435,000	434,870
William Lyon Homes, Inc.	5.875	01-31-25		145,000	144,638
William Lyon Homes, Inc.	7.000	08-15-22		325,000	333,125
Internet and direct marketing retail 0.6%
Amazon.com, Inc. (D)	1.900	08-21-20		55,000	53,867
Amazon.com, Inc. (D)	3.875	08-22-37		390,000	388,486
Amazon.com, Inc. (D)	4.050	08-22-47		465,000	462,467
Booking Holdings, Inc.	2.375	09-23-24	EUR	100,000	130,772
Booking Holdings, Inc.	3.550	03-15-28		175,000	167,587
Booking Holdings, Inc.	3.600	06-01-26		500,000	488,398
Booking Holdings, Inc.	3.650	03-15-25		485,000	481,025
Expedia, Inc.	2.500	06-03-22	EUR	100,000	128,064
Expedia, Inc.	3.800	02-15-28		270,000	251,303
Expedia, Inc.	4.500	08-15-24		165,000	166,830
Expedia, Inc.	5.000	02-15-26		730,000	749,397
JD.com, Inc.	3.125	04-29-21		210,000	207,142
Netflix, Inc. (D)	4.875	04-15-28		280,000	275,100
Netflix, Inc.	5.750	03-01-24		105,000	110,381
QVC, Inc.	3.125	04-01-19		165,000	164,939
QVC, Inc.	4.375	03-15-23		775,000	773,258
QVC, Inc.	5.125	07-02-22		295,000	305,396
Leisure products 0.1%
GLP Capital LP	4.375	11-01-18		200,000	200,000
Hasbro, Inc.	3.500	09-15-27		280,000	265,038
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	31

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Leisure products (continued)
Mattel, Inc. (D)	6.750	12-31-25		304,000	$309,320
Vista Outdoor, Inc.	5.875	10-01-23		175,000	173,031
Media 2.4%
Altice Financing SA	5.250	02-15-23	EUR	100,000	126,508
Altice Financing SA (D)	7.500	05-15-26		1,100,000	1,108,250
Altice Finco SA (D)	4.750	01-15-28	EUR	100,000	109,953
Altice Finco SA (D)	8.125	01-15-24		600,000	611,814
Altice Luxembourg SA (D)	7.625	02-15-25		1,160,000	1,020,800
Altice Luxembourg SA (D)	7.750	05-15-22		800,000	746,000
AMC Entertainment Holdings, Inc.	5.750	06-15-25		630,000	612,675
AMC Networks, Inc.	4.750	08-01-25		170,000	164,688
Block Communications, Inc. (D)	6.875	02-15-25		25,000	25,875
CCO Holdings LLC (D)	5.000	02-01-28		915,000	864,108
CCO Holdings LLC (D)	5.500	05-01-26		1,040,000	1,040,000
Cequel Communications Holdings I LLC (D)	7.750	07-15-25		290,000	308,850
Charter Communications Operating LLC	3.579	07-23-20		100,000	100,734
Charter Communications Operating LLC	3.750	02-15-28		575,000	531,715
Charter Communications Operating LLC	4.464	07-23-22		50,000	51,190
Charter Communications Operating LLC	4.908	07-23-25		500,000	514,902
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22		390,000	400,725
Clear Channel Worldwide Holdings, Inc.	7.625	03-15-20		265,000	264,669
Comcast Corp.	3.300	02-01-27		395,000	381,477
CSC Holdings LLC (D)	6.625	10-15-25		200,000	210,000
CSC Holdings LLC (D)	10.875	10-15-25		1,407,000	1,660,260
Discovery Communications LLC	2.200	09-20-19		40,000	39,573
Discovery Communications LLC	2.500	09-20-24	GBP	100,000	134,942
DISH DBS Corp.	7.750	07-01-26		620,000	610,700
EMI Music Publishing Group North America Holdings, Inc. (D)	7.625	06-15-24		100,000	109,000
Globo Comunicacao e Participacoes SA	5.125	03-31-27		200,000	199,600
iHeartCommunications, Inc.	9.000	12-15-19		430,000	342,925
iHeartCommunications, Inc.	9.000	09-15-22		315,000	248,850
Inter Media and Communication SpA (D)	4.875	12-31-22	EUR	100,000	121,977
Live Nation Entertainment, Inc. (D)	4.875	11-01-24		10,000	9,938
MDC Partners, Inc. (D)	6.500	05-01-24		450,000	448,875
Meredith Corp. (D)	6.875	02-01-26		225,000	232,031
Omnicom Group, Inc.	3.650	11-01-24		370,000	368,276
Outfront Media Capital LLC	5.625	02-15-24		250,000	252,813
ProSiebenSat.1 Media SE	2.625	04-15-21	EUR	100,000	128,586
Sirius XM Radio, Inc. (D)	5.000	08-01-27		135,000	131,247
Sky PLC	1.875	11-24-23	EUR	100,000	128,712
TDF Infrastructure SAS	2.500	04-07-26	EUR	200,000	256,266
The EW Scripps Company (D)	5.125	05-15-25		125,000	120,000
The Interpublic Group of Companies, Inc.	4.000	03-15-22		25,000	25,345
32	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Media (continued)
The Interpublic Group of Companies, Inc.	4.200	04-15-24		745,000	$761,112
Time Warner Cable LLC	6.550	05-01-37		125,000	142,170
Time Warner Cable LLC	6.750	07-01-18		25,000	25,334
Time Warner Cable LLC	7.300	07-01-38		120,000	143,901
Time Warner Cable LLC	8.250	04-01-19		405,000	427,554
Time Warner Cable LLC	8.750	02-14-19		55,000	57,961
Townsquare Media, Inc. (D)	6.500	04-01-23		350,000	332,500
Unitymedia GmbH (D)	6.125	01-15-25		495,000	519,107
Unitymedia Hessen GmbH & Company KG (D)	4.000	01-15-25	EUR	100,000	128,710
Unitymedia Hessen GmbH & Company KG (D)	5.000	01-15-25		500,000	508,750
Univision Communications, Inc. (D)	5.125	02-15-25		300,000	277,125
Viacom, Inc.	2.750	12-15-19		125,000	124,463
Viacom, Inc.	5.625	09-15-19		50,000	52,058
Videotron, Ltd. (D)	5.125	04-15-27		355,000	358,152
Virgin Media Finance PLC (D)	7.000	04-15-23	GBP	100,000	142,903
Virgin Media Secured Finance PLC (D)	5.250	01-15-26		200,000	196,000
Virgin Media Secured Finance PLC (D)	5.500	08-15-26		600,000	593,940
Virgin Media Secured Finance PLC	6.250	03-28-29	GBP	150,000	219,909
VTR Finance BV (D)	6.875	01-15-24		825,000	860,063
WPP Finance	3.750	09-19-24		315,000	315,104
Ziggo Bond Finance BV (D)	6.000	01-15-27		625,000	592,188
Multiline retail 0.0%
Dollar Tree, Inc.	5.250	03-01-20		25,000	25,313
Marks & Spencer PLC	4.750	06-12-25	GBP	100,000	152,021
Specialty retail 0.1%
AutoZone, Inc.	1.625	04-21-19		20,000	19,770
Group 1 Automotive, Inc. (D)	5.250	12-15-23		125,000	128,125
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK) (D)	9.750	10-15-19		400,000	396,000
Maxeda DIY Holding BV (D)	6.125	07-15-22	EUR	100,000	118,263
O'Reilly Automotive, Inc.	4.875	01-14-21		265,000	276,760
Sonic Automotive, Inc.	5.000	05-15-23		85,000	81,388
Textiles, apparel and luxury goods 0.0%
INVISTA Finance LLC (D)	4.250	10-15-19		140,000	140,700
Consumer staples 0.9%					8,309,938
Beverages 0.1%
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26		270,000	267,565
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46		315,000	335,850
Pernod Ricard SA (D)	4.450	01-15-22		295,000	307,242
Food and staples retailing 0.1%
Albertsons Companies LLC	6.625	06-15-24		325,000	299,406
Iceland Bondco PLC	4.625	03-15-25	GBP	155,000	197,360
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	33

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food and staples retailing (continued)
New Albertson's, Inc.	7.450	08-01-29		150,000	$124,500
New Albertson's, Inc.	8.000	05-01-31		100,000	85,750
Russian Agricultural Bank OJSC	8.500	10-16-23		200,000	223,408
The Kroger Company	1.500	09-30-19		37,000	36,302
The Kroger Company	2.300	01-15-19		20,000	19,951
Food products 0.5%
Adecoagro SA (D)	6.000	09-21-27		150,000	142,455
B&G Foods, Inc.	5.250	04-01-25		80,000	77,000
Bunge, Ltd. Finance Corp.	3.250	08-15-26		20,000	18,858
Bunge, Ltd. Finance Corp.	3.500	11-24-20		41,000	41,443
Bunge, Ltd. Finance Corp.	3.750	09-25-27		363,000	349,818
Bunge, Ltd. Finance Corp.	8.500	06-15-19		61,000	65,237
Cargill, Inc. (D)	3.250	03-01-23		125,000	124,845
Chobani LLC (D)	7.500	04-15-25		550,000	573,375
FAGE International SA (D)	5.625	08-15-26		400,000	375,750
Kraft Heinz Foods Company	4.375	06-01-46		130,000	118,097
Kraft Heinz Foods Company	5.000	07-15-35		150,000	155,991
Lamb Weston Holdings, Inc. (D)	4.625	11-01-24		225,000	226,125
MARB BondCo PLC (D)	7.000	03-15-24		200,000	196,702
MARB BondCo PLC	7.000	03-15-24		200,000	196,702
Marfrig Holdings Europe BV (D)	8.000	06-08-23		200,000	206,400
Mead Johnson Nutrition Company	4.125	11-15-25		65,000	66,303
Minerva Luxembourg SA (D)	6.500	09-20-26		600,000	595,500
Minerva Luxembourg SA	6.500	09-20-26		200,000	198,500
Mriya Agro Holding PLC (D)(F)	9.450	04-19-18		300,000	15,060
Mriya Agro Holding PLC (F)	9.450	04-19-18		200,000	10,040
Mriya Agro Holding PLC (G)	12.000	12-31-18		200,000	200,000
Post Holdings, Inc. (D)	5.500	03-01-25		155,000	155,969
Post Holdings, Inc. (D)	5.625	01-15-28		270,000	262,913
Post Holdings, Inc. (D)	5.750	03-01-27		155,000	153,063
Post Holdings, Inc. (D)	8.000	07-15-25		165,000	184,800
Tyson Foods, Inc.	2.250	08-23-21		45,000	43,653
Household products 0.0%
Central Garden & Pet Company	5.125	02-01-28		140,000	136,325
Personal products 0.1%
Avon International Operations, Inc. (D)	7.875	08-15-22		225,000	231,750
Prestige Brands, Inc. (D)	6.375	03-01-24		95,000	97,969
Tobacco 0.1%
BAT Capital Corp. (D)	2.297	08-14-20		125,000	122,733
BAT International Finance PLC	4.000	09-04-26	GBP	100,000	151,091
Reynolds American, Inc.	2.300	06-12-18		90,000	89,970
Reynolds American, Inc.	4.000	06-12-22		200,000	204,175
Reynolds American, Inc.	4.450	06-12-25		440,000	452,978
Reynolds American, Inc.	5.850	08-15-45		120,000	138,988
34	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Tobacco (continued)
Reynolds American, Inc.	8.125	06-23-19	30,000	$32,026
Energy 5.4%				48,089,795
Energy equipment and services 0.3%
Archrock Partners LP	6.000	04-01-21	144,000	144,360
Archrock Partners LP	6.000	10-01-22	441,000	442,103
CSI Compressco LP	7.250	08-15-22	295,000	286,888
Ensco PLC	8.000	01-31-24	452,000	444,090
Rowan Companies, Inc.	7.375	06-15-25	161,000	158,988
Transocean, Inc. (D)	7.500	01-15-26	185,000	186,388
Transocean, Inc. (D)	9.000	07-15-23	140,000	150,850
Weatherford International, Ltd.	7.750	06-15-21	530,000	523,706
Weatherford International, Ltd.	9.875	02-15-24	60,000	59,400
Oil, gas and consumable fuels 5.1%
Alliance Resource Operating Partners LP (D)	7.500	05-01-25	195,000	208,163
APT Pipelines, Ltd. (D)	3.875	10-11-22	140,000	140,562
APT Pipelines, Ltd. (D)	4.250	07-15-27	555,000	556,358
Berry Petroleum Company LLC (D)	7.000	02-15-26	245,000	249,288
Boardwalk Pipelines LP	4.450	07-15-27	205,000	201,057
Boardwalk Pipelines LP	4.950	12-15-24	455,000	469,877
Boardwalk Pipelines LP	5.950	06-01-26	470,000	508,553
Canadian Natural Resources, Ltd.	4.950	06-01-47	210,000	217,826
Carrizo Oil & Gas, Inc.	8.250	07-15-25	185,000	197,488
Cenovus Energy, Inc.	4.250	04-15-27	395,000	386,013
Cenovus Energy, Inc.	5.700	10-15-19	70,000	72,645
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	200,000	211,500
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24	450,000	503,550
Chesapeake Energy Corp.	6.125	02-15-21	180,000	181,800
Chesapeake Energy Corp. (D)	8.000	06-15-27	135,000	129,431
China Shenhua Overseas Capital Company, Ltd.	3.125	01-20-20	235,000	234,300
Cimarex Energy Company	3.900	05-15-27	150,000	147,178
Columbia Pipeline Group, Inc.	2.450	06-01-18	60,000	59,995
Concho Resources, Inc.	3.750	10-01-27	175,000	170,316
Concho Resources, Inc.	4.375	01-15-25	180,000	184,025
Consolidated Energy Finance SA (D)	6.875	06-15-25	195,000	204,750
Continental Resources, Inc. (D)	4.375	01-15-28	115,000	111,766
Cosan Luxembourg SA (D)	7.000	01-20-27	300,000	320,250
Covey Park Energy LLC (D)	7.500	05-15-25	315,000	319,725
Crestwood Midstream Partners LP	6.250	04-01-23	450,000	463,500
CrownRock LP (D)	5.625	10-15-25	340,000	333,200
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (H)	7.375	12-15-22	260,000	262,600
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	35

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	440,000	$416,900
DCP Midstream Operating LP (D)	6.750	09-15-37	252,000	280,980
DCP Midstream Operating LP	8.125	08-16-30	135,000	164,869
DCP Midstream Operating LP (D)	9.750	03-15-19	175,000	185,500
Enbridge Energy Partners LP	7.375	10-15-45	485,000	630,413
Enbridge Energy Partners LP	9.875	03-01-19	25,000	26,716
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	145,000	139,960
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77	240,000	242,400
Encana Corp.	6.500	05-15-19	75,000	78,182
Endeavor Energy Resources LP (D)	5.500	01-30-26	100,000	99,250
Endeavor Energy Resources LP (D)	5.750	01-30-28	100,000	100,000
Energy Transfer LP	6.700	07-01-18	85,000	86,079
Enterprise Products Operating LLC	2.550	10-15-19	65,000	64,702
Enterprise Products Operating LLC	2.800	02-15-21	70,000	69,525
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	195,000	188,175
Exterran Energy Solutions LP (D)	8.125	05-01-25	440,000	473,000
Exxon Mobil Corp. (3 month LIBOR + 0.370%) (C)	1.878	03-06-22	355,000	357,786
Frontera Energy Corp. (10.000% Cash or 14.000% PIK) (D)	10.000	11-02-21	755,000	848,431
Frontera Energy Corp. (10.000% Cash or 14.000% PIK)	10.000	11-02-21	140,000	157,325
Frontera Energy Corp. (10.000% Cash or 14.000% PIK)	10.000	11-02-21	20,000	22,475
Gazprom OAO	7.288	08-16-37	170,000	208,372
Gran Tierra Energy International Holdings, Ltd. (D)	6.250	02-15-25	200,000	194,500
Hess Corp.	4.300	04-01-27	440,000	430,739
Hess Corp.	5.800	04-01-47	415,000	438,899
Hess Corp.	7.875	10-01-29	175,000	217,634
Husky Energy, Inc.	4.000	04-15-24	133,000	134,798
Indigo Natural Resources LLC (D)	6.875	02-15-26	285,000	278,650
KazMunayGas National Company JSC	5.750	04-30-43	450,000	464,400
Kosmos Energy, Ltd. (D)	7.875	08-01-21	640,000	654,400
Kosmos Energy, Ltd. (D)	7.875	08-01-21	400,000	409,000
Marathon Oil Corp.	2.700	06-01-20	40,000	39,641
Marathon Oil Corp.	4.400	07-15-27	665,000	675,709
Matador Resources Company	6.875	04-15-23	475,000	496,375
MEG Energy Corp. (D)	6.500	01-15-25	389,000	381,706
MEG Energy Corp. (D)	7.000	03-31-24	185,000	157,713
Newfield Exploration Company	5.375	01-01-26	85,000	87,763
36	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
NGL Energy Partners LP	7.500	11-01-23		470,000	$472,350
NGPL PipeCo LLC (D)	4.375	08-15-22		145,000	144,638
Noble Holding International, Ltd. (D)	7.875	02-01-26		135,000	135,675
Noble Holding International, Ltd.	8.700	04-01-45		240,000	202,800
NuStar Logistics LP	4.800	09-01-20		50,000	50,500
NuStar Logistics LP	5.625	04-28-27		315,000	311,850
ONEOK Partners LP	3.200	09-15-18		170,000	170,638
Origin Energy Finance, Ltd. (D)	3.500	10-09-18		480,000	481,546
Parsley Energy LLC (D)	5.625	10-15-27		598,000	593,141
PDC Energy, Inc. (D)	5.750	05-15-26		60,000	59,232
Pertamina Persero PT	5.625	05-20-43		1,050,000	1,080,274
Pertamina Persero PT (D)	6.450	05-30-44		200,000	227,837
Petrobras Global Finance BV (D)	5.999	01-27-28		303,000	298,455
Petrobras Global Finance BV	6.850	12-31-99		365,000	344,469
Petrobras Global Finance BV	6.850	06-05-15		137,000	129,123
Petrobras Global Finance BV	7.250	03-17-44		450,000	456,750
Petrobras Global Finance BV	7.375	01-17-27		1,030,000	1,114,460
Petrobras Global Finance BV	8.750	05-23-26		1,795,000	2,104,368
Petroleos de Venezuela SA (F)	5.375	04-12-27		805,000	200,445
Petroleos de Venezuela SA (F)	6.000	05-16-24		2,005,000	507,646
Petroleos de Venezuela SA (F)	6.000	11-15-26		100,000	25,100
Petroleos de Venezuela SA (F)	8.500	10-27-20		477,750	394,622
Petroleos de Venezuela SA (F)	9.000	11-17-21		3,300,000	931,260
Petroleos de Venezuela SA (F)	9.750	05-17-35		180,000	49,140
Petroleos de Venezuela SA (F)	9.750	05-17-35		40,000	10,920
Petroleos de Venezuela SA (F)	12.750	02-17-22		558,000	165,056
Petroleos Mexicanos	3.750	03-15-19	EUR	100,000	126,455
Petroleos Mexicanos	4.625	09-21-23		145,000	145,740
Petroleos Mexicanos	4.875	01-24-22		245,000	251,233
Petroleos Mexicanos	4.875	02-21-28	EUR	125,000	164,733
Petroleos Mexicanos	5.125	03-15-23	EUR	335,000	468,015
Petroleos Mexicanos (D)	5.375	03-13-22		55,000	57,475
Petroleos Mexicanos	5.500	01-21-21		130,000	136,097
Petroleos Mexicanos	5.625	01-23-46		800,000	716,320
Petroleos Mexicanos	6.375	02-04-21		190,000	203,015
Petroleos Mexicanos (D)	6.500	03-13-27		655,000	699,213
Petroleos Mexicanos	6.500	03-13-27		100,000	106,750
Petroleos Mexicanos	6.500	06-02-41		1,900,000	1,899,525
Petroleos Mexicanos	6.750	09-21-47		360,000	366,084
Petroleos Mexicanos (D)	6.750	09-21-47		100,000	101,690
Petroleos Mexicanos	6.875	08-04-26		580,000	636,492
Petroleos Mexicanos	7.190	09-12-24	MXN	1,000,000	47,342
Petroleos Mexicanos	7.470	11-12-26	MXN	3,030,000	140,524
Phillips 66 (3 month LIBOR + 0.600%) (C)	2.606	02-26-21		50,000	50,043
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	37

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Phillips 66 (3 month LIBOR + 0.650%) (C)(D)	2.372	04-15-19	40,000	$40,019
Plains All American Pipeline LP	2.600	12-15-19	15,000	14,846
Plains All American Pipeline LP	2.850	01-31-23	100,000	94,400
Plains All American Pipeline LP	4.500	12-15-26	75,000	74,725
Plains All American Pipeline LP	4.650	10-15-25	55,000	55,456
Plains All American Pipeline LP	5.000	02-01-21	35,000	36,221
Plains All American Pipeline LP	5.750	01-15-20	35,000	36,605
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (H)	6.125	11-15-22	305,000	299,663
QEP Resources, Inc.	5.375	10-01-22	125,000	126,875
Rockies Express Pipeline LLC (D)	6.000	01-15-19	100,000	102,250
Sabine Pass Liquefaction LLC	4.200	03-15-28	880,000	861,648
Sabine Pass Liquefaction LLC	5.000	03-15-27	615,000	638,801
Sabine Pass Liquefaction LLC	5.625	02-01-21	100,000	105,619
Sabine Pass Liquefaction LLC	5.750	05-15-24	100,000	108,007
Sabine Pass Liquefaction LLC	5.875	06-30-26	100,000	109,197
Sable Permian Resources Land LLC (D)	7.125	11-01-20	250,000	195,000
Seven Generations Energy, Ltd. (D)	5.375	09-30-25	425,000	415,438
Seven Generations Energy, Ltd. (D)	6.750	05-01-23	245,000	254,800
Seven Generations Energy, Ltd. (D)	6.875	06-30-23	125,000	130,000
Southwestern Energy Company	6.700	01-23-25	275,000	269,500
Spectra Energy Partners LP	2.950	09-25-18	90,000	90,215
Spectra Energy Partners LP	3.375	10-15-26	226,000	215,225
Summit Midstream Holdings LLC	5.500	08-15-22	55,000	55,481
Summit Midstream Holdings LLC	5.750	04-15-25	90,000	90,000
Summit Midstream Partners LP (9.500% to 12-15-22, then 3 month LIBOR + 7.430%) (H)	9.500	12-15-22	130,000	134,225
Suncor Energy, Inc.	4.000	11-15-47	415,000	398,420
Sunoco LP (D)	4.875	01-15-23	245,000	243,163
Sunoco LP (D)	5.500	02-15-26	100,000	100,000
Tallgrass Energy Partners LP (D)	5.500	09-15-24	565,000	581,939
Tapstone Energy LLC (D)	9.750	06-01-22	114,000	95,190
Targa Resources Partners LP	5.125	02-01-25	575,000	572,844
Targa Resources Partners LP	5.250	05-01-23	50,000	50,719
Transcanada Trust (5.300% to 3-15-27, then 3 month LIBOR + 3.208%)	5.300	03-15-77	565,000	569,238
TransMontaigne Partners LP	6.125	02-15-26	155,000	156,938
Tullow Oil PLC	6.250	04-15-22	200,000	202,500
Ultrapar International SA	5.250	10-06-26	200,000	199,940
Valero Energy Corp.	9.375	03-15-19	55,000	58,707
Western Gas Partners LP	4.000	07-01-22	375,000	376,985
Williams Partners LP	4.000	09-15-25	145,000	144,555
Williams Partners LP	4.850	03-01-48	55,000	55,128
38	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Williams Partners LP	5.250	03-15-20		55,000	$57,394
Woodside Finance, Ltd. (D)	3.650	03-05-25		215,000	211,628
Woodside Finance, Ltd. (D)	3.700	09-15-26		422,000	411,728
Woodside Finance, Ltd. (D)	3.700	03-15-28		693,000	667,749
WPX Energy, Inc.	8.250	08-01-23		433,000	490,373
YPF SA (D)	8.500	03-23-21		280,000	306,740
YPF SA	8.500	07-28-25		635,000	705,041
YPF SA (D)	8.750	04-04-24		295,000	329,663
YPF SA	8.750	04-04-24		150,000	167,625
YPF SA (Argentina Deposit Rate Badlar Private Banks + 4.000%) (C)(D)	27.188	07-07-20		65,000	56,875
Financials 8.4%					74,702,127
Banks 5.1%
ABN AMRO Bank NV (D)	2.100	01-18-19		200,000	199,143
Alliant Holdings Intermediate LLC (D)	8.250	08-01-23		315,000	327,600
ANZ New Zealand International, Ltd. (D)	2.750	01-22-21		205,000	203,077
Banco Bilbao Vizcaya Argentaria SA	3.000	10-20-20		405,000	402,899
Banco Bilbao Vizcaya Argentaria SA (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500	04-11-24	EUR	100,000	126,372
Banco Bilbao Vizcaya Argentaria SA	3.500	02-10-27	EUR	100,000	134,866
Banco de Credito del Peru (D)	4.850	10-30-20	PEN	700,000	216,131
Banco de Galicia y Buenos Aires SA (8.250% to 7-19-21, then 5 Year CMT + 7.156%) (D)	8.250	07-19-26		200,000	217,194
Banco do Brasil SA (9.000% to 6-18-24, then 10 Year CMT + 6.362%) (H)	9.000	06-18-24		410,000	442,800
Banco Macro SA (6.750% to 11-4-21, then 5 Year U.S. Swap Rate + 5.463%) (D)	6.750	11-04-26		300,000	304,902
Banco Mercantil del Norte SA (7.625% to 1-10-28, then 10 Year CMT + 5.353%) (D)(H)	7.625	01-10-28		200,000	217,540
Banco Santander Chile (D)	2.500	12-15-20		150,000	147,750
Banco Santander Chile (D)	3.875	09-20-22		150,000	151,768
Banco Santander SA	1.375	02-09-22	EUR	100,000	125,540
Banco Santander SA	3.125	02-23-23		200,000	194,842
Banco Santander SA	3.500	04-11-22		400,000	399,115
Banco Santander SA	3.800	02-23-28		400,000	384,360
Banco Santander SA	3.800	02-23-28		200,000	191,208
Bank of America Corp.	2.503	10-21-22		45,000	43,463
Bank of America Corp.	2.625	04-19-21		45,000	44,350
Bank of America Corp.	3.248	10-21-27		240,000	228,129
Bank of America Corp.	3.300	01-11-23		530,000	528,182
Bank of America Corp.	3.950	04-21-25		455,000	454,306
Bank of America Corp.	4.000	04-01-24		500,000	512,965
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	39

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp.	4.183	11-25-27		300,000	$299,879
Bank of America Corp.	4.200	08-26-24		415,000	423,297
Bank of America Corp.	5.650	05-01-18		60,000	60,347
Bank of America Corp.	6.875	04-25-18		90,000	90,611
Bank of America Corp. (1.379% to 2-7-24, then 3 month EURIBOR + 1.030%)	1.379	02-07-25	EUR	100,000	123,900
Bank of America Corp. (3 month LIBOR + 0.380%) (C)	2.124	01-23-22		60,000	59,985
Bank of America Corp. (3 month LIBOR + 0.650%) (C)	2.345	10-01-21		60,000	60,443
Bank of America Corp. (3 month LIBOR + 1.160%) (C)	2.905	01-20-23		110,000	112,652
Bank of America Corp. (3.124% to 1-20-22, then 3 month LIBOR + 1.160%)	3.124	01-20-23		280,000	278,359
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%)	3.366	01-23-26		300,000	293,024
Bank of America Corp. (3.824% to 1-20-27, then 3 month LIBOR + 1.575%)	3.824	01-20-28		1,475,000	1,463,567
Bank of America Corp. (4.244% to 4-24-37, then 3 month LIBOR + 1.814%)	4.244	04-24-38		405,000	412,268
Bank of Montreal	1.750	09-11-19		170,000	167,754
Banque Federative du Credit Mutuel SA (D)	2.500	10-29-18		225,000	225,813
Barclays Bank PLC	5.140	10-14-20		375,000	389,245
Barclays PLC	1.875	12-08-23	EUR	100,000	126,179
Barclays PLC	3.684	01-10-23		295,000	292,906
Barclays PLC (7.875% to 9-15-22, then 5 Year British Pound Swap Rate + 6.099%) (H)	7.875	09-15-22	GBP	310,000	474,653
BB&T Corp.	2.150	02-01-21		80,000	78,344
BBVA Bancomer SA (D)	4.375	04-10-24		465,000	472,556
BNP Paribas SA (D)	2.950	05-23-22		200,000	196,371
BNP Paribas SA (D)	3.500	03-01-23		630,000	628,205
BNP Paribas SA (D)	3.800	01-10-24		205,000	205,516
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (H)	7.375	08-19-25		355,000	394,938
BPCE SA	1.125	01-18-23	EUR	100,000	123,984
BPCE SA	2.500	12-10-18		250,000	250,251
BPCE SA (D)	3.000	05-22-22		500,000	489,934
BPCE SA (D)	3.500	10-23-27		315,000	298,342
BPCE SA (D)	4.500	03-15-25		200,000	201,857
BPCE SA (D)	4.875	04-01-26		360,000	372,606
BPCE SA (D)	5.150	07-21-24		200,000	210,193
CaixaBank SA (2.750% to 7-14-23, then 5 Year Euro Swap Rate + 2.350%)	2.750	07-14-28	EUR	600,000	755,458
40	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	1.700	04-27-18		40,000	$39,975
Citigroup, Inc.	2.050	06-07-19		35,000	34,721
Citigroup, Inc.	2.900	12-08-21		105,000	103,664
Citigroup, Inc.	3.200	10-21-26		325,000	310,351
Citigroup, Inc.	4.600	03-09-26		260,000	268,494
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%)	2.876	07-24-23		395,000	385,528
Citigroup, Inc. (3 month LIBOR + 0.790%) (C)	2.498	01-10-20		115,000	115,947
Citigroup, Inc. (3 month LIBOR + 1.380%) (C)	3.073	03-30-21		50,000	51,350
Citigroup, Inc. (3.887% to 1-10-27, then 3 month LIBOR + 1.563%)	3.887	01-10-28		1,025,000	1,020,414
Citizens Bank NA	2.300	12-03-18		250,000	249,493
Cooperatieve Rabobank UA (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500	05-26-26	EUR	100,000	129,113
Credit Agricole SA	1.000	09-16-24	EUR	100,000	123,461
Credit Agricole SA	1.875	12-20-26	EUR	100,000	125,755
Credit Agricole SA (D)	3.250	10-04-24		760,000	734,178
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (D)(H)	6.625	09-23-19		200,000	207,500
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(H)	7.875	01-23-24		575,000	641,844
Dexia Credit Local SA	0.625	01-21-22	EUR	150,000	186,349
DNB Bank ASA (6.500% to 3-26-22, then 5 Year U.S. Swap Rate + 5.080%) (H)	6.500	03-26-22		315,000	331,944
DNB Boligkreditt AS	1.875	11-21-22	EUR	165,000	216,167
European Investment Bank	1.250	05-12-25	SEK	4,130,000	506,645
European Investment Bank (D)	6.950	02-06-20	IDR	1,360,000,000	101,304
European Investment Bank	8.000	04-01-20	TRY	315,000	76,195
First Niagara Financial Group, Inc.	7.250	12-15-21		25,000	28,358
Freedom Mortgage Corp. (D)	8.125	11-15-24		260,000	266,500
Grupo Financiero Santander Mexico SAB de CV (8.500% to 1-20-22, then 5 Year CMT + 6.472%) (H)	8.500	01-20-22		200,000	219,535
HBOS PLC (D)	6.750	05-21-18		100,000	100,883
Heta Asset Resolution AG	2.375	12-13-22	EUR	600,000	789,005
HSBC Bank PLC	4.750	03-24-46	GBP	100,000	173,420
HSBC Bank PLC (3 month LIBOR + 0.640%) (C)(D)	2.479	05-15-18		215,000	215,237
HSBC Holdings PLC	2.650	01-05-22		200,000	194,848
HSBC Holdings PLC	2.950	05-25-21		225,000	223,059
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375	01-10-24	EUR	100,000	125,416
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	41

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (H)	6.875	06-01-21		290,000	$310,300
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) (H)	6.375	03-30-25		200,000	210,750
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)	4.125	11-21-23		200,000	201,382
ING Bank NV (3.625% to 2-25-21, then 5 Year Euro Swap Rate + 2.250%)	3.625	02-25-26	EUR	100,000	132,799
ING Groep NV (6.875% to 4-16-22, then 5 Year U.S. Swap Rate + 5.124%) (H)	6.875	04-16-22		620,000	660,231
Inter-American Development Bank	4.400	01-26-26	CAD	200,000	172,748
Inter-American Development Bank	7.000	02-04-19	IDR	800,000,000	58,545
Intesa Sanpaolo SpA	1.375	01-18-24	EUR	100,000	124,196
Intesa Sanpaolo SpA (D)	3.125	07-14-22		885,000	860,451
Intesa Sanpaolo SpA (D)	3.875	01-12-28		300,000	285,374
Intesa Sanpaolo SpA	3.928	09-15-26	EUR	100,000	132,797
Intesa Sanpaolo SpA (D)	4.375	01-12-48		635,000	592,095
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (D)(H)	7.700	09-17-25		705,000	767,569
Islandsbanki HF	1.750	09-07-20	EUR	100,000	126,549
Itau Unibanco Holding SA (6.125% to 12-12-22, then 5 Year CMT + 3.981%) (D)(H)	6.125	12-12-22		385,000	387,888
JPMorgan Chase & Co.	2.950	10-01-26		355,000	333,637
JPMorgan Chase & Co.	3.200	06-15-26		110,000	105,608
JPMorgan Chase & Co.	3.300	04-01-26		135,000	130,716
JPMorgan Chase & Co.	3.900	07-15-25		80,000	81,208
JPMorgan Chase & Co.	4.250	10-15-20		40,000	41,366
JPMorgan Chase & Co.	4.400	07-22-20		17,000	17,583
JPMorgan Chase & Co.	4.950	03-25-20		25,000	26,048
JPMorgan Chase & Co. (2.776% to 4-25-22, then 3 month LIBOR + 0.935%)	2.776	04-25-23		295,000	288,845
JPMorgan Chase & Co. (3 month LIBOR + 0.550%) (C)	2.086	03-09-21		105,000	105,479
JPMorgan Chase & Co. (3 month LIBOR + 1.230%) (C)	2.971	10-24-23		890,000	916,260
JPMorgan Chase & Co. (3.540% to 5-1-27, then 3 month LIBOR + 1.380%)	3.540	05-01-28		605,000	589,423
JPMorgan Chase & Co. (3.782% to 2-1-27, then 3 month LIBOR + 1.337%)	3.782	02-01-28		530,000	527,871
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%)	3.882	07-24-38		1,250,000	1,210,045
KFW	4.700	06-02-37	CAD	100,000	94,568
KFW	4.700	06-02-37	CAD	20,000	18,856
KFW	6.000	08-20-20	AUD	439,000	371,109
42	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Landsbankinn HF	1.625	03-15-21	EUR	420,000	$531,112
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (H)	5.125	11-01-26		410,000	417,790
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 0.920%) (C)	2.824	02-22-22		65,000	65,618
Nordea Hypotek AB	1.000	04-08-22	SEK	9,100,000	1,118,870
Regions Bank (3 month LIBOR + 0.380%) (C)	2.132	04-01-21		260,000	260,568
Santander Issuances SAU	3.125	01-19-27	EUR	100,000	131,294
Santander UK Group Holdings PLC	2.875	10-16-20		105,000	104,097
Santander UK Group Holdings PLC	2.875	08-05-21		330,000	323,126
Sberbank of Russia	3.080	03-07-19	EUR	200,000	249,807
Sberbank of Russia (5.500% to 2-26-19, then 5 Year CMT + 4.023%)	5.500	02-26-24		200,000	202,806
Skandinaviska Enskilda Banken AB	1.500	06-17-20	SEK	1,000,000	125,139
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (D)(H)	7.375	09-13-21		590,000	635,725
Standard Chartered Bank	7.750	04-03-18	GBP	50,000	69,232
Standard Chartered PLC (D)	2.100	08-19-19		200,000	197,763
Standard Chartered PLC (4.000% to 10-21-20, then 5 Year Euro Swap Rate + 2.300%)	4.000	10-21-25	EUR	100,000	132,529
Standard Chartered PLC (7.500% to 4-2-22, then 5 Year U.S. Swap Rate + 6.301%) (D)(H)	7.500	04-02-22		820,000	887,281
Sumitomo Mitsui Banking Corp.	2.514	01-17-20		250,000	248,436
Sumitomo Mitsui Trust Bank, Ltd. (D)	1.950	09-19-19		200,000	197,455
SunTrust Bank (2.590% to 1-29-20, then 3 month LIBOR + 0.297%)	2.590	01-29-21		105,000	104,468
SunTrust Banks, Inc.	2.350	11-01-18		105,000	104,934
Swedbank AB (D)	1.750	03-12-18		235,000	234,970
TC Ziraat Bankasi AS	4.750	04-29-21		300,000	297,402
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) (H)	5.000	11-01-26		450,000	456,750
The Royal Bank of Scotland Group PLC	3.875	09-12-23		270,000	268,575
The Royal Bank of Scotland Group PLC (3.498% to 5-15-22, then 3 month LIBOR + 1.480%)	3.498	05-15-23		295,000	290,611
The Toronto-Dominion Bank (3 month LIBOR + 0.240%) (C)	1.985	01-25-21		115,000	115,013
The Toronto-Dominion Bank (3.625% to 9-15-26, then 5 Year U.S. Swap Rate + 2.205%)	3.625	09-15-31		445,000	428,140
Turkiye Garanti Bankasi AS	7.375	03-07-18	TRY	300,000	78,758
UniCredit Bank Czech Republic & Slovakia AS	0.625	04-30-20	EUR	200,000	245,737
UniCredit SpA	2.000	03-04-23	EUR	100,000	128,630
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	43

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
UniCredit SpA (D)	3.750	04-12-22		205,000	$204,528
UniCredit SpA (D)	4.625	04-12-27		970,000	988,575
UniCredit SpA (5.861% to 6-19-27, then 5 Year U.S. ISDAFIX + 3.703%) (D)	5.861	06-19-32		495,000	507,952
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) (H)	8.000	06-03-24		690,000	745,200
Wells Fargo & Company	2.550	12-07-20		6,000	5,927
Capital markets 1.4%
CBOE Global Markets, Inc.	1.950	06-28-19		45,000	44,539
Centennial Resource Production LLC (D)	5.375	01-15-26		135,000	134,663
Credit Suisse AG	5.400	01-14-20		16,000	16,637
Credit Suisse Group AG (2.997% to 12-14-22, then 3 month LIBOR + 1.200%) (D)	2.997	12-14-23		250,000	243,144
Credit Suisse Group AG (7.125% to 7-29-22, then 5 Year U.S. Swap Rate + 5.108%) (H)	7.125	07-29-22		260,000	278,525
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(H)	7.500	12-11-23		355,000	393,979
Credit Suisse Group Funding Guernsey, Ltd.	1.250	04-14-22	EUR	100,000	125,029
Credit Suisse Group Funding Guernsey, Ltd.	3.125	12-10-20		405,000	403,795
LPL Holdings, Inc. (D)	5.750	09-15-25		520,000	526,500
Morgan Stanley	1.375	10-27-26	EUR	100,000	119,806
Morgan Stanley	3.125	07-27-26		280,000	265,580
Morgan Stanley	3.625	01-20-27		395,000	387,232
Morgan Stanley	3.700	10-23-24		95,000	94,950
Morgan Stanley	3.750	02-25-23		1,005,000	1,019,757
Morgan Stanley	3.875	01-27-26		170,000	170,415
Morgan Stanley	4.350	09-08-26		330,000	334,991
Morgan Stanley (3 month LIBOR + 0.550%) (C)	2.294	02-10-21		95,000	95,248
Morgan Stanley (3 month LIBOR + 0.850%) (C)	2.591	01-24-19		290,000	291,613
Morgan Stanley (3 month LIBOR + 1.280%) (C)	3.025	04-25-18		130,000	130,203
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%)	3.591	07-22-28		255,000	246,628
Morgan Stanley (3.971% to 7-22-37, then 3 month LIBOR + 1.455%)	3.971	07-22-38		570,000	555,676
S&P Global, Inc.	2.500	08-15-18		25,000	25,023
The Goldman Sachs Group, Inc.	1.625	07-27-26	EUR	100,000	122,410
The Goldman Sachs Group, Inc.	1.950	07-23-19		40,000	39,634
The Goldman Sachs Group, Inc.	2.300	12-13-19		60,000	59,501
The Goldman Sachs Group, Inc.	2.750	09-15-20		15,000	14,901
The Goldman Sachs Group, Inc.	3.000	04-26-22		125,000	123,244
The Goldman Sachs Group, Inc.	3.500	11-16-26		760,000	732,140
44	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	3.850	01-26-27		585,000	$577,135
The Goldman Sachs Group, Inc.	5.375	03-15-20		30,000	31,410
The Goldman Sachs Group, Inc.	5.500	10-12-21	GBP	15,000	23,086
The Goldman Sachs Group, Inc.	5.750	01-24-22		635,000	688,773
The Goldman Sachs Group, Inc.	6.000	06-15-20		10,000	10,657
The Goldman Sachs Group, Inc.	6.150	04-01-18		285,000	285,872
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.780%) (C)	2.552	10-31-22		35,000	35,103
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.110%) (C)	2.862	04-26-22		80,000	81,067
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.770%) (C)	3.714	02-25-21		100,000	103,906
The Goldman Sachs Group, Inc. (3.272% to 9-29-24, then 3 month LIBOR + 1.201%)	3.272	09-29-25		745,000	718,883
The Goldman Sachs Group, Inc. (3.691% to 6-5-27, then 3 month LIBOR + 1.510%)	3.691	06-05-28		380,000	369,766
Thomson Reuters Corp.	3.350	05-15-26		95,000	91,264
Thomson Reuters Corp.	3.850	09-29-24		200,000	200,644
UBS AG	1.375	04-16-21	EUR	246,000	312,824
UBS Group AG (7.125% to 2-19-20, then 5 Year U.S. Swap Rate + 5.464%) (H)	7.125	02-19-20		200,000	210,350
UBS Group AG (7.125% to 8-10-21, then 5 Year U.S. Swap Rate + 5.883%) (H)	7.125	08-10-21		310,000	331,719
UBS Group Funding Switzerland AG (D)	3.491	05-23-23		775,000	775,508
UBS Group Funding Switzerland AG (D)	4.125	09-24-25		200,000	203,196
UBS Group Funding Switzerland AG (3 month LIBOR + 1.220%) (C)(D)	3.140	05-23-23		210,000	214,355
Consumer finance 0.5%
Ally Financial, Inc.	5.125	09-30-24		75,000	77,813
American Greetings Corp. (D)	7.875	02-15-25		56,000	57,260
Capital One Bank USA NA	3.375	02-15-23		400,000	394,250
Capital One Financial Corp.	3.300	10-30-24		195,000	189,282
Capital One Financial Corp.	3.800	01-31-28		200,000	194,172
Capital One NA	1.850	09-13-19		265,000	260,738
DAE Funding LLC (D)	4.000	08-01-20		190,000	186,675
DAE Funding LLC (D)	4.500	08-01-22		165,000	160,050
DAE Funding LLC (D)	5.000	08-01-24		175,000	171,063
Discover Financial Services	3.750	03-04-25		420,000	412,446
Discover Financial Services	3.850	11-21-22		185,000	186,237
Discover Financial Services	3.950	11-06-24		190,000	189,714
Discover Financial Services	4.100	02-09-27		150,000	148,361
Discover Financial Services	10.250	07-15-19		245,000	267,168
Navient Corp.	6.125	03-25-24		65,000	65,650
Navient Corp.	6.500	06-15-22		155,000	161,588
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	45

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Consumer finance (continued)
Navient Corp.	7.250	09-25-23		130,000	$138,125
Navient Corp.	8.000	03-25-20		250,000	267,813
Santander Consumer Finance SA	0.900	02-18-20	EUR	200,000	248,425
Unifin Financiera SAB de CV	7.000	01-15-25		200,000	197,500
Unifin Financiera SAB de CV (8.875% to 1-29-25, then 5 Year CMT + 6.308%) (D)(H)	8.875	01-29-25		200,000	198,500
Diversified financial services 0.5%
AerCap Ireland Capital DAC	3.300	01-23-23		415,000	406,030
AerCap Ireland Capital DAC	3.500	05-26-22		150,000	149,463
AerCap Ireland Capital DAC	3.500	01-15-25		160,000	153,629
AerCap Ireland Capital DAC	3.650	07-21-27		235,000	220,959
AerCap Ireland Capital DAC	3.950	02-01-22		545,000	550,459
Amigo Luxembourg SA (D)	7.625	01-15-24	GBP	100,000	142,354
Cabot Financial Luxembourg SA (D)	7.500	10-01-23	GBP	150,000	218,491
CRCC Yuxiang, Ltd.	3.500	05-16-23		440,000	437,066
CSCEC Finance Cayman II, Ltd.	2.900	07-05-22		450,000	438,190
Emirates NBD Tier 1, Ltd. (5.750% to 5-30-19, then 6 Year U.S. Swap Rate + 4.513%) (H)	5.750	05-30-19		400,000	405,704
GTLK Europe DAC	5.125	05-31-24		200,000	199,831
Leeds Building Society	2.625	04-01-21	EUR	150,000	195,598
Lincoln Finance, Ltd. (D)	6.875	04-15-21	EUR	100,000	126,734
NFP Corp. (D)	6.875	07-15-25		335,000	335,838
Proven Honour Capital, Ltd.	4.125	05-19-25		800,000	793,930
RCI Banque SA	3.250	04-25-18	GBP	20,000	27,625
Insurance 0.8%
Acrisure LLC (D)	7.000	11-15-25		360,000	351,900
Aon PLC	2.800	03-15-21		110,000	108,976
Arch Capital Finance LLC	4.011	12-15-26		150,000	151,460
Aviva PLC (6.875% to 5-22-18, then 3 month EURIBOR + 3.350%)	6.875	05-22-38	EUR	50,000	61,867
AXA SA (3.875% to 10-8-25, then 11 Year Euro Swap Rate + 3.250%) (H)	3.875	10-08-25	EUR	100,000	135,668
Chubb INA Holdings, Inc.	4.350	11-03-45		125,000	131,949
Cloverie PLC (7.500% until 7-24-19, then 3 month EURIBOR + 5.850%)	7.500	07-24-39	EUR	50,000	67,034
CNA Financial Corp.	5.875	08-15-20		180,000	191,869
CNO Financial Group, Inc.	4.500	05-30-20		200,000	202,000
CNO Financial Group, Inc.	5.250	05-30-25		410,000	416,150
First American Financial Corp.	4.600	11-15-24		245,000	246,733
Hub Holdings LLC (8.125% Cash or 8.875% PIK) (D)	8.125	07-15-19		457,000	457,571
Liberty Mutual Group, Inc. (D)	4.850	08-01-44		845,000	886,891
Lincoln National Corp.	3.625	12-12-26		465,000	460,468
Lincoln National Corp.	4.000	09-01-23		20,000	20,602
46	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Lincoln National Corp.	4.350	03-01-48		125,000	$124,291
Marsh & McLennan Companies, Inc.	4.350	01-30-47		70,000	72,180
MetLife, Inc.	5.250	06-29-20	GBP	50,000	74,708
Metropolitan Life Global Funding I	3.500	09-30-26	GBP	100,000	150,219
Nationwide Building Society (4.125% to 3-20-18, then 5 Year Euro Swap Rate + 3.300%)	4.125	03-20-23	EUR	130,000	158,928
Principal Financial Group, Inc. (4.700% to 5-15-20, then 3 month LIBOR + 3.044%)	4.700	05-15-55		670,000	673,350
Principal Life Global Funding II (D)	1.500	04-18-19		45,000	44,490
Provident Companies, Inc.	7.000	07-15-18		75,000	76,286
Prudential Financial, Inc. (5.375% to 5-15-25, then 3 month LIBOR + 3.031%)	5.375	05-15-45		290,000	301,600
Reinsurance Group of America, Inc.	5.000	06-01-21		120,000	126,053
Reinsurance Group of America, Inc.	6.450	11-15-19		450,000	475,867
RSA Insurance Group PLC (5.125% to 10-10-25, then 5 Year U.K. Treasury + 3.852%)	5.125	10-10-45	GBP	100,000	152,179
Trinity Acquisition PLC	3.500	09-15-21		180,000	181,088
Unum Group	5.625	09-15-20		70,000	74,338
Willis North America, Inc.	3.600	05-15-24		315,000	312,864
XLIT, Ltd.	2.300	12-15-18		120,000	119,666
Thrifts and mortgage finance 0.1%
American Express Credit Corp.	2.200	03-03-20		110,000	108,677
Housing Development Finance Corp., Ltd.	6.875	04-30-20	INR	50,000,000	756,924
Quicken Loans, Inc. (D)	5.750	05-01-25		75,000	75,563
Health care 2.6%					22,689,652
Biotechnology 0.6%
AbbVie, Inc.	1.800	05-14-18		220,000	219,793
AbbVie, Inc.	3.600	05-14-25		430,000	424,790
AbbVie, Inc.	4.450	05-14-46		593,000	588,200
Baxalta, Inc.	2.000	06-22-18		20,000	19,975
Baxalta, Inc.	4.000	06-23-25		260,000	258,631
Baxalta, Inc. (3 month LIBOR + 0.780%) (C)	2.438	06-22-18		30,000	30,043
Biogen, Inc.	2.900	09-15-20		45,000	44,906
Celgene Corp.	2.875	02-19-21		50,000	49,758
Celgene Corp.	3.450	11-15-27		325,000	309,041
Celgene Corp.	3.625	05-15-24		465,000	463,660
Celgene Corp.	3.875	08-15-25		600,000	598,297
Celgene Corp.	4.350	11-15-47		355,000	334,356
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19		165,000	162,448
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19		45,000	44,301
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	47

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Biotechnology (continued)
Shire Acquisitions Investments Ireland DAC	2.875	09-23-23	200,000	$191,243
Shire Acquisitions Investments Ireland DAC	2.875	09-23-23	365,000	349,435
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	770,000	716,182
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	80,000	74,404
Health care equipment and supplies 0.4%
Abbott Laboratories	2.350	11-22-19	175,000	174,085
Abbott Laboratories	2.900	11-30-21	80,000	79,325
Abbott Laboratories	3.400	11-30-23	605,000	603,156
Avantor, Inc. (D)	6.000	10-01-24	75,000	75,000
Avantor, Inc. (D)	9.000	10-01-25	306,000	306,765
Becton, Dickinson and Company	2.404	06-05-20	90,000	88,536
Becton, Dickinson and Company	2.675	12-15-19	85,000	84,667
Becton, Dickinson and Company	3.363	06-06-24	270,000	261,335
Becton, Dickinson and Company	3.700	06-06-27	805,000	769,830
Becton, Dickinson and Company	3.734	12-15-24	195,000	192,074
Becton, Dickinson and Company	4.669	06-06-47	615,000	612,838
Becton, Dickinson and Company (3 month LIBOR + 0.875%) (C)	2.881	12-29-20	35,000	35,041
Hill-Rom Holdings, Inc. (D)	5.750	09-01-23	125,000	129,688
Kinetic Concepts, Inc. (D)	12.500	11-01-21	445,000	501,738
Health care providers and services 1.0%
Anthem, Inc.	2.300	07-15-18	85,000	85,003
Anthem, Inc.	2.500	11-21-20	40,000	39,558
Anthem, Inc.	3.500	08-15-24	390,000	387,356
Anthem, Inc.	3.650	12-01-27	85,000	82,514
Anthem, Inc.	4.375	12-01-47	530,000	517,793
Anthem, Inc.	4.650	01-15-43	120,000	122,276
Catholic Health Initiatives	2.600	08-01-18	120,000	120,259
Catholic Health Initiatives	2.950	11-01-22	85,000	82,913
Centene Corp.	6.125	02-15-24	175,000	183,750
Community Health Systems, Inc.	6.250	03-31-23	505,000	459,550
DaVita, Inc.	5.000	05-01-25	425,000	416,500
DaVita, Inc.	5.125	07-15-24	425,000	422,078
Eagle Holding Company II LLC (7.625% Cash or 8.375% PIK) (D)	7.625	05-15-22	100,000	100,001
Express Scripts Holding Company	2.250	06-15-19	10,000	9,925
Express Scripts Holding Company	3.000	07-15-23	95,000	91,666
Express Scripts Holding Company	3.400	03-01-27	285,000	270,026
Express Scripts Holding Company	4.500	02-25-26	220,000	226,726
Express Scripts Holding Company	4.800	07-15-46	250,000	248,967
Express Scripts Holding Company (3 month LIBOR + 0.750%) (C)	2.756	11-30-20	95,000	95,071
HCA, Inc.	3.750	03-15-19	195,000	196,225
HCA, Inc.	5.000	03-15-24	525,000	534,844
HCA, Inc.	5.375	02-01-25	200,000	203,314
48	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	5.500	06-15-47		290,000	$286,375
Humana, Inc.	2.625	10-01-19		75,000	74,879
Humana, Inc.	3.850	10-01-24		160,000	161,189
Kaiser Foundation Hospitals	3.500	04-01-22		200,000	202,894
McKesson Corp.	3.125	02-17-29	GBP	160,000	219,386
McKesson Corp.	3.950	02-16-28		125,000	124,298
Medco Health Solutions, Inc.	4.125	09-15-20		60,000	61,631
MEDNAX, Inc. (D)	5.250	12-01-23		285,000	291,769
Molina Healthcare, Inc.	5.375	11-15-22		225,000	223,875
MPH Acquisition Holdings LLC (D)	7.125	06-01-24		100,000	105,250
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) (D)	8.500	12-01-22		170,000	173,081
Rede D'or Finance Sarl (D)	4.950	01-17-28		200,000	193,750
Surgery Center Holdings, Inc. (D)	8.875	04-15-21		225,000	233,438
Team Health Holdings, Inc. (D)	6.375	02-01-25		295,000	269,925
Tenet Healthcare Corp. (D)	5.125	05-01-25		290,000	281,300
Tenet Healthcare Corp.	6.750	06-15-23		425,000	425,000
Tenet Healthcare Corp. (D)	7.500	01-01-22		200,000	211,250
Tenet Healthcare Corp.	8.125	04-01-22		450,000	473,625
Universal Health Services, Inc. (D)	3.750	08-01-19		55,000	55,413
WellCare Health Plans, Inc.	5.250	04-01-25		295,000	298,575
Health care technology 0.0%
Change Healthcare Holdings LLC (D)	5.750	03-01-25		15,000	15,000
Life sciences tools and services 0.1%
Life Technologies Corp.	6.000	03-01-20		490,000	517,843
PerkinElmer, Inc.	1.875	07-19-26	EUR	100,000	123,579
Pharmaceuticals 0.5%
Allergan Funding SCS	2.350	03-12-18		105,000	105,022
Allergan Funding SCS	3.000	03-12-20		30,000	29,982
Endo Finance LLC (D)	6.000	02-01-25		250,000	179,219
Endo Finance LLC (D)	7.250	01-15-22		225,000	189,563
Johnson & Johnson	1.950	11-10-20		35,000	34,490
Teva Pharmaceutical Finance Netherlands III BV	1.400	07-20-18		135,000	134,662
Teva Pharmaceutical Finance Netherlands III BV	1.700	07-19-19		155,000	151,241
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21		975,000	903,533
Teva Pharmaceutical Finance Netherlands III BV	2.800	07-21-23		780,000	682,728
Valeant Pharmaceuticals International, Inc. (D)	5.500	11-01-25		195,000	192,928
Valeant Pharmaceuticals International, Inc. (D)	6.500	03-15-22		240,000	249,600
Valeant Pharmaceuticals International, Inc. (D)	7.000	03-15-24		509,000	536,359
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	49

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (D)	7.500	07-15-21	335,000	$336,675
Valeant Pharmaceuticals International, Inc. (D)	9.000	12-15-25	250,000	250,469
Industrials 2.2%				19,070,000
Aerospace and defense 0.2%
Harris Corp.	1.999	04-27-18	120,000	119,949
Lockheed Martin Corp.	3.600	03-01-35	80,000	76,085
Lockheed Martin Corp.	4.500	05-15-36	535,000	568,315
Rockwell Collins, Inc.	1.950	07-15-19	30,000	29,699
StandardAero Aviation Holdings, Inc. (D)	10.000	07-15-23	885,000	960,225
Triumph Group, Inc.	7.750	08-15-25	205,000	211,919
Air freight and logistics 0.0%
Mexico City Airport Trust (D)	5.500	07-31-47	200,000	186,750
Park-Ohio Industries, Inc.	6.625	04-15-27	85,000	88,825
United Parcel Service, Inc.	2.500	04-01-23	75,000	72,739
Airlines 0.4%
American Airlines 2013-1 Class B Pass Through Trust (D)	5.625	01-15-21	64,452	66,308
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	167,493	175,523
American Airlines 2014-1 Class B Pass Through Trust	4.375	04-01-24	29,513	29,832
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	53,465	52,925
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29	190,267	187,816
American Airlines 2016-2 Class A Pass Through Trust	3.650	12-15-29	227,520	224,676
American Airlines 2017-1 Class B Pass Through Trust	4.950	08-15-26	233,438	241,211
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	260,000	257,725
American Airlines 2017-2 Class AA Pass Through Trust	3.350	04-15-31	100,000	97,487
Azul Investments LLP (D)	5.875	10-26-24	200,000	196,250
Continental Airlines 2012-1 Class A Pass Through Trust	4.150	10-11-25	120,670	123,988
Delta Air Lines 2009-1 Class A Pass Through Trust	7.750	06-17-21	13,622	14,526
Delta Air Lines 2010-2 Class A Pass Through Trust	4.950	11-23-20	25,805	26,289
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	26,705	27,341
Delta Air Lines, Inc.	2.600	12-04-20	20,000	19,742
Delta Air Lines, Inc.	2.875	03-13-20	135,000	134,674
Delta Air Lines, Inc.	3.625	03-15-22	350,000	350,778
50	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Airlines (continued)
Southwest Airlines Company	2.750	11-06-19		110,000	$110,000
United Airlines 2014-1 Class B Pass Through Trust	4.750	10-11-23		238,709	244,292
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24		369,074	376,573
US Airways 2012-2 Class A Pass Through Trust	4.625	12-03-26		175,015	182,016
US Airways 2013-1 Class A Pass Through Trust	3.950	05-15-27		189,308	191,353
Building products 0.1%
Jeld-Wen, Inc. (D)	4.625	12-15-25		120,000	117,300
Masco Corp.	3.500	11-15-27		285,000	272,178
Masonite International Corp. (D)	5.625	03-15-23		125,000	129,219
Commercial services and supplies 0.3%
Advanced Disposal Services, Inc. (D)	5.625	11-15-24		150,000	153,000
Brambles USA, Inc. (D)	4.125	10-23-25		90,000	91,271
HPHT Finance 15, Ltd. (D)	2.250	03-17-18		400,000	399,892
Prime Security Services Borrower LLC (D)	9.250	05-15-23		462,000	503,003
Prosegur Cia de Seguridad SA	2.750	04-02-18	EUR	100,000	122,291
Red de Carreteras de Occidente SAPIB de CV (D)	9.000	06-10-28	MXN	2,000,000	101,092
The ADT Corp.	6.250	10-15-21		50,000	53,094
The Brink's Company (D)	4.625	10-15-27		335,000	317,413
TMS International Corp. (D)	7.250	08-15-25		310,000	323,175
Waste Pro USA, Inc. (D)	5.500	02-15-26		150,000	150,750
Wrangler Buyer Corp. (D)	6.000	10-01-25		102,000	103,275
Construction and engineering 0.3%
Brand Industrial Services, Inc. (D)	8.500	07-15-25		245,000	252,963
CCCI Treasure, Ltd. (3.500% to 4-21-20, then 5 Year CMT + 7.192%) (H)	3.500	04-21-20		200,000	198,260
CRCC Yupeng, Ltd. (3.950% to 8-1-19, then 5 Year CMT + 7.251%) (H)	3.950	08-01-19		200,000	200,584
Heathrow Funding, Ltd. (D)	4.875	07-15-23		595,000	628,943
Kissner Holdings LP (D)	8.375	12-01-22		450,000	456,750
Transurban Finance Company Pty, Ltd.	1.875	09-16-24	EUR	200,000	256,585
Transurban Finance Company Pty, Ltd. (D)	3.375	03-22-27		170,000	161,298
Transurban Finance Company Pty, Ltd. (D)	4.125	02-02-26		50,000	50,436
Electrical equipment 0.0%
Sensata Technologies UK Financing Company PLC (D)	6.250	02-15-26		325,000	344,500
Industrial conglomerates 0.1%
Axtel SAB de CV (D)	6.375	11-14-24		200,000	203,750
Honeywell International, Inc.	1.800	10-30-19		75,000	73,994
Hutchison Whampoa International 14, Ltd.	3.625	10-31-24		250,000	249,348
Roper Technologies, Inc.	2.050	10-01-18		120,000	119,694
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	51

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Industrial conglomerates (continued)
Roper Technologies, Inc.	3.000	12-15-20		20,000	$20,037
Russian Railways	5.700	04-05-22		200,000	212,895
Sigma Alimentos SA de CV	4.125	05-02-26		230,000	224,825
Machinery 0.2%
Allison Transmission, Inc. (D)	5.000	10-01-24		175,000	177,406
Apex Tool Group LLC (D)	7.000	02-01-21		492,000	500,954
Apex Tool Group LLC (D)	9.000	02-15-23		310,000	309,225
CNH Industrial Capital LLC	3.375	07-15-19		42,000	42,042
Fortive Corp.	1.800	06-15-19		10,000	9,894
Grinding Media, Inc. (D)	7.375	12-15-23		50,000	52,875
SIG Combibloc Holdings SCA (D)	7.750	02-15-23	EUR	100,000	126,578
Stanley Black & Decker, Inc.	2.451	11-17-18		230,000	229,390
Titan International, Inc. (D)	6.500	11-30-23		200,000	204,000
Welbilt, Inc.	9.500	02-15-24		75,000	83,250
Professional services 0.0%
Equifax, Inc.	2.300	06-01-21		20,000	19,463
Road and rail 0.1%
Canadian National Railway Company	3.200	08-02-46		325,000	289,580
ERAC USA Finance LLC (D)	2.350	10-15-19		20,000	19,833
ERAC USA Finance LLC (D)	2.800	11-01-18		20,000	20,036
JB Hunt Transport Services, Inc.	2.400	03-15-19		45,000	44,938
Kansas City Southern	2.350	05-15-20		200,000	197,981
Penske Truck Leasing Company LP (D)	2.500	06-15-19		130,000	129,656
Penske Truck Leasing Company LP (D)	2.875	07-17-18		130,000	130,218
Penske Truck Leasing Company LP (D)	3.375	03-15-18		50,000	50,016
Trading companies and distributors 0.3%
Air Lease Corp.	2.125	01-15-20		95,000	93,669
Air Lease Corp.	2.500	03-01-21		20,000	19,642
Air Lease Corp.	2.750	01-15-23		490,000	473,303
Air Lease Corp.	3.625	04-01-27		175,000	167,164
Air Lease Corp.	3.625	12-01-27		385,000	366,295
Ashtead Capital, Inc. (D)	4.125	08-15-25		200,000	195,750
Ashtead Capital, Inc. (D)	4.375	08-15-27		200,000	193,000
Beacon Escrow Corp. (D)	4.875	11-01-25		115,000	112,160
GATX Corp.	2.375	07-30-18		90,000	89,940
GATX Corp.	2.500	07-30-19		45,000	44,791
GATX Corp.	2.600	03-30-20		75,000	74,469
GATX Corp.	3.500	03-15-28		100,000	94,707
H&E Equipment Services, Inc. (D)	5.625	09-01-25		275,000	281,188
Park Aerospace Holdings, Ltd. (D)	4.500	03-15-23		115,000	110,975
United Rentals North America, Inc.	4.875	01-15-28		170,000	165,750
United Rentals North America, Inc.	5.500	05-15-27		200,000	204,700
Univar USA, Inc. (D)	6.750	07-15-23		320,000	332,400
52	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Transportation infrastructure 0.2%
Autoridad del Canal de Panama (D)	4.950	07-29-35		200,000	$215,000
Autostrade per l'Italia SpA	6.250	06-09-22	GBP	100,000	162,371
Burlington Northern Santa Fe LLC	5.400	06-01-41		155,000	182,903
Delhi International Airport, Ltd. (D)	6.125	10-31-26		200,000	208,000
Jasa Marga Persero Tbk PT (D)	7.500	12-11-20	IDR	4,000,000,000	292,462
Rumo Luxembourg Sarl (D)	7.375	02-09-24		200,000	214,380
Information technology 2.1%					18,671,308
Communications equipment 0.2%
CommScope Technologies LLC (D)	6.000	06-15-25		450,000	464,760
Gogo Intermediate Holdings LLC (D)	12.500	07-01-22		120,000	134,400
Hughes Satellite Systems Corp.	6.625	08-01-26		355,000	363,094
Riverbed Technology, Inc. (D)	8.875	03-01-23		220,000	206,250
ViaSat, Inc. (D)	5.625	09-15-25		180,000	175,950
Electronic equipment, instruments and components 0.2%
Amphenol Corp.	3.125	09-15-21		200,000	200,420
Arrow Electronics, Inc.	3.500	04-01-22		65,000	64,514
Arrow Electronics, Inc.	4.500	03-01-23		185,000	190,597
Avnet, Inc.	4.625	04-15-26		105,000	105,787
Avnet, Inc.	4.875	12-01-22		205,000	213,178
CDW LLC	5.000	09-01-25		125,000	126,094
Keysight Technologies, Inc.	3.300	10-30-19		385,000	386,219
Keysight Technologies, Inc.	4.600	04-06-27		790,000	815,170
Internet software and services 0.5%
Alibaba Group Holding, Ltd.	3.600	11-28-24		1,205,000	1,202,791
Alibaba Group Holding, Ltd.	4.000	12-06-37		300,000	287,668
Baidu, Inc.	2.750	06-09-19		200,000	199,430
Baidu, Inc.	2.875	07-06-22		310,000	301,576
eBay, Inc.	2.150	06-05-20		60,000	59,101
GTT Communications, Inc. (D)	7.875	12-31-24		175,000	181,891
Match Group, Inc. (D)	5.000	12-15-27		65,000	65,504
Rackspace Hosting, Inc. (D)	8.625	11-15-24		150,000	156,375
Tencent Holdings, Ltd. (D)	2.875	02-11-20		255,000	255,177
Tencent Holdings, Ltd.	3.800	02-11-25		325,000	326,631
Tencent Holdings, Ltd. (D)	3.925	01-19-38		765,000	723,593
VeriSign, Inc.	4.750	07-15-27		225,000	219,375
VeriSign, Inc.	5.250	04-01-25		25,000	25,688
IT services 0.3%
Alliance Data Systems Corp.	5.250	11-15-23	EUR	100,000	128,295
Alliance Data Systems Corp. (D)	5.875	11-01-21		290,000	296,525
Booz Allen Hamilton, Inc. (D)	5.125	05-01-25		205,000	203,463
DXC Technology Company	2.875	03-27-20		70,000	69,828
DXC Technology Company (3 month LIBOR + 0.950%) (C)	2.956	03-01-21		140,000	140,210
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	53

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Fidelity National Information Services, Inc.	2.250	08-15-21		85,000	$82,432
Fidelity National Information Services, Inc.	3.500	04-15-23		111,000	111,274
First Data Corp. (D)	5.375	08-15-23		375,000	381,529
Gartner, Inc. (D)	5.125	04-01-25		100,000	102,500
Vantiv LLC (D)	3.875	11-15-25	GBP	175,000	238,550
Vantiv LLC (D)	4.375	11-15-25		400,000	387,500
Visa, Inc.	4.300	12-14-45		320,000	339,685
Xerox Corp.	2.750	03-15-19		45,000	44,904
Xerox Corp.	5.625	12-15-19		85,000	88,722
Semiconductors and semiconductor equipment 0.2%
Broadcom Corp.	2.375	01-15-20		130,000	128,413
Broadcom Corp.	3.000	01-15-22		410,000	401,218
Broadcom Corp.	3.125	01-15-25		320,000	300,794
Broadcom Corp.	3.625	01-15-24		655,000	639,035
Broadcom Corp.	3.875	01-15-27		60,000	57,546
NXP BV (D)	4.125	06-01-21		275,000	279,868
NXP BV (D)	4.625	06-01-23		300,000	309,090
Qorvo, Inc.	7.000	12-01-25		45,000	48,938
QUALCOMM, Inc.	2.100	05-20-20		45,000	44,117
Software 0.3%
Activision Blizzard, Inc.	4.500	06-15-47		433,000	427,513
AssuredPartners, Inc. (D)	7.000	08-15-25		300,000	306,750
Microsoft Corp.	4.100	02-06-37		285,000	299,526
RP Crown Parent LLC (D)	7.375	10-15-24		150,000	156,375
Seagate HDD Cayman	3.750	11-15-18		60,000	60,558
Solera LLC (D)	10.500	03-01-24		590,000	662,452
Veritas US, Inc. (D)	7.500	02-01-23		400,000	406,000
Veritas US, Inc.	7.500	02-01-23	EUR	100,000	126,886
Veritas US, Inc. (D)	10.500	02-01-24		600,000	573,000
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	1.800	11-13-19		105,000	103,823
Apple, Inc.	3.050	07-31-29	GBP	100,000	148,471
Apple, Inc.	4.250	02-09-47		965,000	994,509
Dell International LLC (D)	3.480	06-01-19		75,000	75,433
Dell International LLC (D)	7.125	06-15-24		455,000	491,355
Harland Clarke Holdings Corp. (D)	6.875	03-01-20		150,000	152,250
Harland Clarke Holdings Corp. (D)	8.375	08-15-22		425,000	439,875
Harland Clarke Holdings Corp. (D)	9.250	03-01-21		185,000	191,475
Hewlett Packard Enterprise Company (D)	2.100	10-04-19		45,000	44,415
Hewlett Packard Enterprise Company	2.850	10-05-18		90,000	90,173
Western Digital Corp.	4.750	02-15-26		640,000	644,800
54	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials 2.7%					$23,856,525
Chemicals 0.4%
CF Industries, Inc.	5.375	03-15-44		360,000	337,500
CVR Partners LP (D)	9.250	06-15-23		760,000	805,600
Ecolab, Inc. (D)	3.950	12-01-47		205,000	196,622
Equate Petrochemical BV	4.250	11-03-26		200,000	199,309
INEOS Group Holdings SA (D)	5.625	08-01-24		300,000	304,875
Koppers, Inc. (D)	6.000	02-15-25		75,000	77,625
LyondellBasell Industries NV	5.000	04-15-19		97,000	98,885
Mexichem SAB de CV (D)	4.000	10-04-27		200,000	191,500
OCP SA	5.625	04-25-24		300,000	316,172
Platform Specialty Products Corp. (D)	5.875	12-01-25		125,000	124,375
Platform Specialty Products Corp. (D)	6.500	02-01-22		200,000	205,250
PQ Corp. (D)	5.750	12-15-25		90,000	91,350
PQ Corp. (D)	6.750	11-15-22		250,000	263,750
Solvay Finance America LLC (D)	4.450	12-03-25		420,000	436,624
The Sherwin-Williams Company	2.250	05-15-20		220,000	216,970
Construction materials 0.3%
Boral Finance Pty, Ltd. (D)	3.000	11-01-22		35,000	34,271
Boral Finance Pty, Ltd. (D)	3.750	05-01-28		365,000	354,236
Cemex SAB de CV	7.750	04-16-26		200,000	223,600
Grupo Cementos de Chihuahua SAB de CV (D)	5.250	06-23-24		200,000	200,000
Holcim US Finance Sarl & Cie SCS (D)	5.150	09-12-23		230,000	244,924
James Hardie International Finance DAC (D)	4.750	01-15-25		200,000	198,000
Martin Marietta Materials, Inc.	4.250	07-02-24		140,000	143,851
Martin Marietta Materials, Inc.	4.250	12-15-47		355,000	329,647
Martin Marietta Materials, Inc. (3 month LIBOR + 0.500%) (C)	2.125	12-20-19		45,000	45,111
Martin Marietta Materials, Inc. (3 month LIBOR + 0.650%) (C)	2.554	05-22-20		25,000	25,121
Summit Materials LLC (D)	5.125	06-01-25		130,000	130,000
Vulcan Materials Company	3.900	04-01-27		155,000	153,128
Vulcan Materials Company	4.500	06-15-47		422,000	405,836
Vulcan Materials Company (3 month LIBOR + 0.600%) (C)	2.188	06-15-20		55,000	55,022
Vulcan Materials Company (3 month LIBOR + 0.650%) (C)	2.590	03-01-21		115,000	114,945
Containers and packaging 0.5%
ARD Finance SA (6.625% Cash or 7.375% PIK)	6.625	09-15-23	EUR	100,000	129,620
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23		825,000	858,000
Ardagh Packaging Finance PLC (D)	7.250	05-15-24		700,000	749,875
BWAY Holding Company (D)	5.500	04-15-24		335,000	342,538
BWAY Holding Company (D)	7.250	04-15-25		305,000	314,913
Cascades, Inc. (D)	5.500	07-15-22		125,000	126,875
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	55

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Crown Cork & Seal Company, Inc.	7.375	12-15-26		100,000	$113,500
Horizon Holdings I SAS	7.250	08-01-23	EUR	100,000	128,015
Horizon Parent Holdings Sarl (8.250% Cash or 9.000% PIK) (D)	8.250	02-15-22	EUR	270,000	348,061
Kleopatra Holdings 1 SCA (8.500% Cash or 9.250% PIK)	8.500	06-30-23	EUR	390,000	439,197
Packaging Corp. of America	2.450	12-15-20		40,000	39,434
Pactiv LLC	7.950	12-15-25		175,000	196,656
Reynolds Group Issuer, Inc.	5.750	10-15-20		24,228	24,561
Reynolds Group Issuer, Inc. (D)	7.000	07-15-24		250,000	263,281
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) (C)(D)	5.222	07-15-21		200,000	202,250
Metals and mining 1.3%
AK Steel Corp.	6.375	10-15-25		295,000	289,100
Anglo American Capital PLC (D)	9.375	04-08-19		200,000	214,500
ArcelorMittal	7.000	03-01-41		15,000	18,227
ArcelorMittal	7.250	10-15-39		465,000	574,136
Arconic, Inc.	5.870	02-23-22		205,000	217,300
Arconic, Inc.	6.150	08-15-20		660,000	698,663
Big River Steel LLC (D)	7.250	09-01-25		200,000	211,500
Carpenter Technology Corp.	4.450	03-01-23		185,000	186,441
Carpenter Technology Corp.	5.200	07-15-21		195,000	200,615
Constellium NV (D)	4.250	02-15-26	EUR	100,000	124,266
Constellium NV (D)	5.875	02-15-26		250,000	252,500
Constellium NV (D)	6.625	03-01-25		250,000	258,750
Corp. Nacional del Cobre de Chile (D)	3.625	08-01-27		200,000	193,222
First Quantum Minerals, Ltd. (D)	6.500	03-01-24		235,000	233,531
First Quantum Minerals, Ltd. (D)	7.250	04-01-23		200,000	207,500
FMG Resources August 2006 Pty, Ltd. (D)	4.750	05-15-22		185,000	184,861
FMG Resources August 2006 Pty, Ltd. (D)	5.125	05-15-24		270,000	269,241
FMG Resources August 2006 Pty, Ltd. (D)	9.750	03-01-22		50,000	55,232
Freeport-McMoRan, Inc.	5.400	11-14-34		590,000	573,775
Freeport-McMoRan, Inc.	5.450	03-15-43		535,000	513,600
Fresnillo PLC (D)	5.500	11-13-23		200,000	214,350
Gerdau Trade, Inc. (D)	4.875	10-24-27		235,000	234,413
Goldcorp, Inc.	2.125	03-15-18		215,000	214,998
Hudbay Minerals, Inc. (D)	7.250	01-15-23		150,000	159,375
Hudbay Minerals, Inc. (D)	7.625	01-15-25		550,000	598,125
Joseph T Ryerson & Son, Inc. (D)	11.000	05-15-22		605,000	673,577
Metalloinvest Finance DAC (D)	4.850	05-02-24		200,000	200,256
New Gold, Inc. (D)	6.375	05-15-25		175,000	181,125
Northwest Acquisitions ULC (D)	7.125	11-01-22		165,000	170,346
Novelis Corp. (D)	5.875	09-30-26		175,000	176,313
Novelis Corp. (D)	6.250	08-15-24		300,000	306,750
Nyrstar Netherlands Holdings BV	8.500	09-15-19	EUR	100,000	133,065
56	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Press Metal Labuan, Ltd.	4.800	10-30-22	200,000	$198,103
Reliance Steel & Aluminum Company	4.500	04-15-23	320,000	333,099
Southern Copper Corp.	5.250	11-08-42	155,000	165,300
Southern Copper Corp.	5.375	04-16-20	20,000	20,881
Stillwater Mining Company	6.125	06-27-22	200,000	201,404
Stillwater Mining Company	7.125	06-27-25	200,000	204,660
Teck Resources, Ltd.	6.000	08-15-40	120,000	127,800
Teck Resources, Ltd.	6.250	07-15-41	157,000	173,878
United States Steel Corp.	6.875	08-15-25	295,000	309,750
Vale Overseas, Ltd.	4.375	01-11-22	295,000	302,228
Zekelman Industries, Inc. (D)	9.875	06-15-23	475,000	522,500
Paper and forest products 0.2%
Celulosa Arauco y Constitucion SA (D)	3.875	11-02-27	510,000	490,416
Celulosa Arauco y Constitucion SA	4.500	08-01-24	200,000	205,353
Celulosa Arauco y Constitucion SA (D)	5.500	11-02-47	315,000	320,204
Celulosa Arauco y Constitucion SA	7.250	07-29-19	35,000	36,927
Mercer International, Inc. (D)	5.500	01-15-26	185,000	184,075
Norbord, Inc. (D)	6.250	04-15-23	175,000	187,084
West Fraser Timber Company, Ltd. (D)	4.350	10-15-24	335,000	332,335
Real estate 1.5%				12,958,562
Equity real estate investment trusts 1.2%
Alexandria Real Estate Equities, Inc.	3.450	04-30-25	205,000	197,935
Alexandria Real Estate Equities, Inc.	3.950	01-15-28	295,000	289,186
American Campus Communities Operating Partnership LP	3.350	10-01-20	75,000	75,784
American Campus Communities Operating Partnership LP	3.625	11-15-27	255,000	245,013
American Campus Communities Operating Partnership LP	3.750	04-15-23	185,000	185,445
American Campus Communities Operating Partnership LP	4.125	07-01-24	245,000	248,851
Boston Properties LP	2.750	10-01-26	320,000	296,120
Boston Properties LP	3.650	02-01-26	140,000	138,736
Brixmor Operating Partnership LP	3.850	02-01-25	330,000	321,818
Brixmor Operating Partnership LP	3.875	08-15-22	135,000	136,062
Brixmor Operating Partnership LP	3.900	03-15-27	375,000	359,856
Brixmor Operating Partnership LP	4.125	06-15-26	360,000	354,413
Camden Property Trust	4.875	06-15-23	215,000	229,096
Crown Castle International Corp.	2.250	09-01-21	125,000	121,153
Crown Castle International Corp.	3.400	02-15-21	50,000	50,240
Crown Castle International Corp.	4.450	02-15-26	720,000	731,406
Crown Castle International Corp.	4.750	05-15-47	410,000	411,134
Crown Castle International Corp.	5.250	01-15-23	155,000	166,124
Crown Castle Towers LLC (D)	3.222	05-15-42	25,000	24,888
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	57

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Crown Castle Towers LLC (D)	3.663	05-15-25		120,000	$120,856
DCT Industrial Operating Partnership LP	4.500	10-15-23		215,000	219,852
Equinix, Inc.	5.375	05-15-27		230,000	234,600
Essex Portfolio LP	3.375	04-15-26		305,000	295,213
Essex Portfolio LP	3.625	05-01-27		155,000	150,950
Highwoods Realty LP	3.625	01-15-23		165,000	163,717
Highwoods Realty LP (B)	4.125	03-15-28		115,000	114,788
Host Hotels & Resorts LP	4.000	06-15-25		205,000	203,456
Inmobiliaria Colonial Socimi SA	2.728	06-05-23	EUR	200,000	265,853
iStar, Inc.	4.625	09-15-20		65,000	65,325
Kilroy Realty LP	3.450	12-15-24		240,000	233,687
Kimco Realty Corp.	6.875	10-01-19		40,000	42,509
MPT Operating Partnership LP	5.000	10-15-27		645,000	630,165
MPT Operating Partnership LP	5.250	08-01-26		10,000	9,938
MPT Operating Partnership LP	6.375	03-01-24		225,000	236,813
Prologis LP	2.250	06-30-29	GBP	100,000	129,973
Rayonier AM Products, Inc. (D)	5.500	06-01-24		15,000	14,925
Regency Centers LP	3.600	02-01-27		95,000	91,361
Regency Centers LP (B)	4.125	03-15-28		175,000	174,847
Societe Fonciere Lyonnaise SA	2.250	11-16-22	EUR	200,000	260,149
VEREIT Operating Partnership LP	3.000	02-06-19		191,000	191,488
VEREIT Operating Partnership LP	3.950	08-15-27		627,000	594,264
VEREIT Operating Partnership LP	4.600	02-06-24		245,000	251,348
VEREIT Operating Partnership LP	4.875	06-01-26		988,000	1,006,676
VICI Properties 1 LLC	8.000	10-15-23		165,490	183,694
Real estate management and development 0.3%
Akelius Residential Property AB	1.750	02-07-25	EUR	100,000	122,639
Bestgain Real Estate, Ltd.	2.625	03-13-18		200,000	199,960
CIFI Holdings Group Company, Ltd. (5.375% to 8-24-22, then 5 Year CMT + 8.571%) (H)	5.375	08-24-22		200,000	189,989
Citycon Treasury BV	2.500	10-01-24	EUR	200,000	258,976
Five Point Operating Company LP (D)	7.875	11-15-25		500,000	507,500
Greystar Real Estate Partners LLC (D)	5.750	12-01-25		155,000	156,938
IRSA Propiedades Comerciales SA (D)	8.750	03-23-23		275,000	303,974
RESIDOMO Sro (D)	3.375	10-15-24	EUR	100,000	122,610
The Howard Hughes Corp. (D)	5.375	03-15-25		635,000	626,269
Telecommunication services 1.7%					15,378,974
Diversified telecommunication services 0.8%
AT&T, Inc.	2.300	03-11-19		110,000	109,793
BellSouth LLC (D)	4.285	04-26-18		250,000	250,925
CenturyLink, Inc.	7.500	04-01-24		270,000	271,350
Grain Spectrum Funding LLC (D)	4.000	10-10-18		505,000	506,042
GTP Acquisition Partners I LLC (D)	2.350	06-15-20		330,000	326,238
58	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Intelsat Jackson Holdings SA	7.500	04-01-21		280,000	$254,275
Level 3 Financing, Inc.	5.250	03-15-26		125,000	120,311
Level 3 Financing, Inc.	5.375	05-01-25		125,000	124,063
Radiate Holdco LLC (D)	6.875	02-15-23		180,000	179,550
SmarTone Finance, Ltd.	3.875	04-08-23		200,000	198,247
Telecom Italia Capital SA	6.999	06-04-18		109,000	110,259
Telecom Italia SpA	2.375	10-12-27	EUR	200,000	240,472
Telecom Italia SpA	5.875	05-19-23	GBP	50,000	78,674
Telefonica Emisiones SAU	3.192	04-27-18		150,000	150,185
Telefonica Emisiones SAU	4.103	03-08-27		300,000	297,896
Telefonica Emisiones SAU	4.710	01-20-20	EUR	100,000	132,945
Telesat Canada (D)	8.875	11-15-24		200,000	219,500
UPCB Finance IV, Ltd. (D)	5.375	01-15-25		400,000	396,248
Verizon Communications, Inc.	4.272	01-15-36		560,000	537,130
Verizon Communications, Inc.	4.862	08-21-46		170,000	168,554
Verizon Communications, Inc.	5.250	03-16-37		1,317,000	1,395,755
West Corp. (D)	8.500	10-15-25		270,000	261,900
Zayo Group LLC (D)	5.750	01-15-27		120,000	120,600
Zayo Group LLC	6.375	05-15-25		540,000	564,975
Wireless telecommunication services 0.9%
CC Holdings GS V LLC	3.849	04-15-23		560,000	564,235
Digicel Group, Ltd. (D)	8.250	09-30-20		330,000	308,550
Digicel, Ltd. (D)	6.000	04-15-21		355,000	342,131
Intelsat Jackson Holdings SA	7.250	10-15-20		285,000	265,406
Intelsat Jackson Holdings SA (D)	9.500	09-30-22		800,000	916,000
Intelsat Jackson Holdings SA (D)	9.750	07-15-25		195,000	185,250
MTN Mauritius Investment, Ltd.	6.500	10-13-26		500,000	531,995
SBA Tower Trust (D)	2.240	04-09-43		125,000	124,964
SBA Tower Trust (D)	2.898	10-11-44		265,000	265,774
SBA Tower Trust (D)	3.156	10-10-45		360,000	359,100
SBA Tower Trust (D)	3.168	04-09-47		295,000	290,399
SBA Tower Trust (D)	3.448	03-15-23		610,000	609,817
SBA Tower Trust (D)	3.598	04-09-43		570,000	570,725
SBA Tower Trust (D)	3.869	10-15-49		360,000	352,881
SoftBank Group Corp.	5.125	09-19-27		600,000	577,685
Sprint Capital Corp.	8.750	03-15-32		360,000	390,600
Sprint Corp.	7.250	09-15-21		500,000	521,875
Sprint Corp.	7.625	03-01-26		321,000	319,395
TBG Global Pte, Ltd.	5.250	02-10-22		200,000	202,686
T-Mobile USA, Inc.	4.750	02-01-28		345,000	336,506
T-Mobile USA, Inc.	6.500	01-15-26		305,000	327,113
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	59

	Rate (%)	Maturity date		Par value^	Value
Utilities 1.9%					$16,754,001
Electric utilities 1.2%
Alabama Power Company	3.750	03-01-45		150,000	145,824
American Transmission Systems, Inc. (D)	5.000	09-01-44		100,000	110,790
Comision Federal de Electricidad (D)	4.875	01-15-24		200,000	206,750
Commonwealth Edison Company	4.350	11-15-45		275,000	290,297
DPL, Inc.	7.250	10-15-21		400,000	436,000
Eastern Power Networks PLC	5.750	03-08-24	GBP	30,000	49,215
Empresas Publicas de Medellin ESP	7.625	09-10-24	COP	153,000,000	54,063
Enel Americas SA	4.000	10-25-26		300,000	295,155
Enel Finance International NV (D)	2.750	04-06-23		380,000	367,296
Enel Finance International NV (D)	3.625	05-25-27		615,000	590,906
Enel Finance International NV (D)	4.750	05-25-47		690,000	703,409
Enel Finance International NV	5.625	08-14-24	GBP	50,000	81,975
Eskom Holdings SOC, Ltd.	5.750	01-26-21		200,000	202,314
Eskom Holdings SOC, Ltd.	7.125	02-11-25		1,500,000	1,578,764
Exelon Generation Company LLC	2.950	01-15-20		85,000	84,988
Exelon Generation Company LLC	5.200	10-01-19		5,000	5,182
FirstEnergy Corp.	2.850	07-15-22		70,000	68,043
FirstEnergy Corp.	3.900	07-15-27		540,000	533,291
FirstEnergy Transmission LLC (D)	4.350	01-15-25		195,000	201,035
Huaneng Hong Kong Capital, Ltd. (3.600% to 10-30-22, then 5 Year CMT + 6.596%) (H)	3.600	10-30-22		305,000	292,511
Israel Electric Corp., Ltd. (D)	4.250	08-14-28		200,000	196,944
Majapahit Holding BV	7.875	06-29-37		100,000	129,625
MidAmerican Energy Company	4.250	05-01-46		175,000	183,224
Minejesa Capital BV	4.625	08-10-30		200,000	196,175
NextEra Energy Capital Holdings, Inc.	1.649	09-01-18		30,000	29,839
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19		30,000	29,900
Pampa Energia SA (D)	7.500	01-24-27		305,000	319,488
Pennsylvania Electric Company	6.150	10-01-38		180,000	215,869
PPL Capital Funding, Inc.	1.900	06-01-18		55,000	54,933
PPL Capital Funding, Inc.	4.000	09-15-47		430,000	409,809
Ruwais Power Company PJSC	6.000	08-31-36		200,000	228,500
San Diego Gas & Electric Company	1.914	02-01-22		37,143	36,133
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44		200,000	219,659
State Grid Overseas Investment 2016, Ltd. (D)	2.250	05-04-20		220,000	216,503
State Grid Overseas Investment 2016, Ltd. (D)	2.750	05-04-22		720,000	702,004
State Grid Overseas Investment 2016, Ltd.	2.875	05-18-26		200,000	186,589
State Grid Overseas Investment 2016, Ltd.	4.000	05-04-47		400,000	386,468
The Cleveland Electric Illuminating Company (D)	3.500	04-01-28		160,000	154,268
The Southern Company	1.550	07-01-18		30,000	29,924
The Southern Company	1.850	07-01-19		100,000	98,889
60	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
The Southern Company	2.350	07-01-21	20,000	$19,434
The Southern Company	4.250	07-01-36	280,000	282,599
The Southern Company	4.400	07-01-46	150,000	150,543
Gas utilities 0.1%
Ferrellgas LP	6.500	05-01-21	305,000	288,225
Ferrellgas LP	6.750	01-15-22	95,000	88,825
Ferrellgas LP	6.750	06-15-23	75,000	68,250
Perusahaan Gas Negara Persero Tbk	5.125	05-16-24	200,000	209,845
Independent power and renewable electricity producers 0.3%
AES Corp.	5.125	09-01-27	230,000	232,875
Dynegy, Inc. (D)	8.000	01-15-25	40,000	43,450
Dynegy, Inc. (D)	8.125	01-30-26	35,000	38,325
NRG Energy, Inc. (D)	5.750	01-15-28	405,000	399,857
NRG Energy, Inc.	6.625	01-15-27	540,000	557,550
NRG Energy, Inc.	7.250	05-15-26	965,000	1,030,041
Terraform Global Operating LLC (D)	6.125	03-01-26	180,000	181,350
TerraForm Power Operating LLC (D)	4.250	01-31-23	75,000	73,500
TerraForm Power Operating LLC (D)	5.000	01-31-28	115,000	111,297
Independent power producers and energy traders 0.1%
AES Corp.	6.000	05-15-26	200,000	210,000
IPALCO Enterprises, Inc.	3.450	07-15-20	235,000	235,613
Multi-utilities 0.2%
CMS Energy Corp.	8.750	06-15-19	17,000	18,224
Consolidated Edison Company of New York, Inc.	3.850	06-15-46	285,000	277,853
Dominion Energy, Inc. (D)	1.500	09-30-18	50,000	49,771
Dominion Energy, Inc.	1.875	01-15-19	25,000	24,863
Dominion Energy, Inc.	2.579	07-01-20	30,000	29,641
Dominion Energy, Inc.	2.962	07-01-19	25,000	25,032
Enable Oklahoma Intrastate Transmission LLC (D)	6.250	03-15-20	70,000	73,593
NiSource, Inc.	3.950	03-30-48	325,000	307,897
NiSource, Inc.	4.375	05-15-47	273,000	276,598
Sempra Energy	3.250	06-15-27	72,000	68,797
Sempra Energy	3.400	02-01-28	145,000	138,096
Sempra Energy	3.800	02-01-38	130,000	123,161
Sempra Energy	4.000	02-01-48	585,000	546,210
Sempra Energy (3 month LIBOR + 0.500%) (C)	2.209	01-15-21	70,000	70,074

TECO Finance, Inc. (3 month LIBOR + 0.600%) (C)	2.308	04-10-18	180,000	180,061
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	61

	Rate (%)	Maturity date	Par value^	Value

Convertible bonds 0.0%				$420,218
(Cost $417,993)
Consumer discretionary 0.0%				420,218
Hotels, restaurants and leisure 0.0%
Caesars Entertainment Corp.	5.000	10-01-24	66,780	129,970
Internet and direct marketing retail 0.0%

Ctrip.com International, Ltd.	1.250	09-15-22	280,000	290,248
Municipal bonds 0.3%				$2,896,914
(Cost $2,829,004)
Chicago Metropolitan Water Reclamation District (Illinois)	5.720	12-01-38	165,000	205,293
Chicago O'Hare International Airport (Illinois)	6.395	01-01-40	150,000	198,951
City of New York (New York)	6.271	12-01-37	115,000	150,821
Commonwealth of Puerto Rico, Series A (F)	8.000	07-01-35	375,000	115,313
Denver City & County School District No. 1 (Colorado)	4.242	12-15-37	130,000	135,054
District of Columbia	5.591	12-01-34	40,000	47,471
East Bay Municipal Utility District (California)	5.874	06-01-40	135,000	171,594
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995	07-01-20	265,000	267,435
Florida State Board of Administration Finance Corp.	2.163	07-01-19	170,000	169,510
JobsOhio Beverage System	4.532	01-01-35	125,000	133,866
Los Angeles Department of Airports (California)	7.053	05-15-40	185,000	252,897
Maryland State Transportation Authority	5.888	07-01-43	125,000	158,560
Metropolitan Transportation Authority (New York)	7.336	11-15-39	55,000	81,555
North Carolina Eastern Municipal Power Agency	2.003	07-01-18	5,000	5,001
Port Authority of New York & New Jersey	4.458	10-01-62	340,000	366,534
South Carolina State Public Service Authority	4.322	12-01-27	260,000	265,309
State of Oregon	5.892	06-01-27	60,000	70,298
University of California	4.131	05-15-45	60,000	61,148
Virginia Commonwealth Transportation Board	5.350	05-15-35	35,000	40,304
Term loans (I) 7.8%				$68,615,612
(Cost $68,546,334)
Consumer discretionary 1.7%				15,247,527
Auto components 0.2%
American Axle & Manufacturing, Inc. (1 month LIBOR + 2.250%)	3.880	04-06-24	167,450	168,026
Innovative XCessories & Services LLC (3 month LIBOR + 4.750%)	6.210	11-29-22	54,862	55,548
62	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Auto components (continued)
K&N Parent, Inc. (1 month LIBOR + 4.750%)	6.398	10-19-23	99,000	$99,000
TI Group Automotive Systems LLC (1 month LIBOR + 2.500%)	4.148	06-30-22	99,730	100,073
Truck Hero, Inc. (3 month LIBOR + 4.000%)	5.642	04-21-24	597,187	599,988
Truck Hero, Inc. (3 month LIBOR + 8.250%)	9.892	04-21-25	470,000	473,525
Automobiles 0.0%
CH Hold Corp. (1 month LIBOR + 3.000%)	4.648	02-01-24	98,670	99,163
CH Hold Corp. (1 month LIBOR + 7.250%)	8.898	02-01-25	180,000	182,250
Diversified consumer services 0.1%
Laureate Education, Inc. (1 month LIBOR + 3.500%)	5.148	04-26-24	375,269	377,321
WASH Multifamily Laundry Systems LLC (1 month LIBOR + 3.250%)	4.898	05-14-22	165,939	166,768
WASH Multifamily Laundry Systems LLC (1 month LIBOR + 3.250%)	4.898	05-14-22	29,061	29,206
Weight Watchers International, Inc. (1 and 3 month LIBOR + 4.750%)	6.427	11-29-24	475,000	480,344
Hotels, restaurants and leisure 0.4%
Boyd Gaming Corp. (1 week LIBOR + 2.500%)	3.974	09-15-23	87,664	88,080
Caesars Resort Collection LLC (1 month LIBOR + 2.750%)	4.398	12-22-24	470,000	472,881
CCM Merger, Inc. (1 month LIBOR + 2.750%)	4.398	08-08-21	153,410	154,466
CityCenter Holdings LLC (1 month LIBOR + 2.500%)	4.148	04-18-24	328,350	329,706
Eldorado Resorts, Inc. (1 and 2 month LIBOR + 2.250%)	3.953	04-17-24	105,572	105,704
Equinox Holdings, Inc. (1 month LIBOR + 3.000%)	4.648	03-08-24	49,626	49,946
Equinox Holdings, Inc. (1 month LIBOR + 7.000%)	8.648	09-06-24	200,000	205,750
Four Seasons Hotels, Ltd. (1 month LIBOR + 2.500%)	4.148	11-30-23	173,250	174,333
Golden Nugget, Inc. (1, 2 and 3 month LIBOR + 3.250%)	4.979	10-04-23	129,345	130,332
IRB Holding Corp. (1 month LIBOR + 3.250%)	4.829	02-05-25	70,000	70,650
KFC Holding Company (1 month LIBOR + 2.000%)	3.590	06-16-23	222,196	223,260
Kingpin Intermediate Holdings LLC (3 month LIBOR + 4.250%)	5.730	06-28-24	94,525	96,061
La Quinta Intermediate Holdings LLC (3 month LIBOR + 2.750%)	4.470	04-14-21	169,632	170,375
Life Time Fitness, Inc. (3 month LIBOR + 2.750%)	4.733	06-10-22	366,301	367,949
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	63

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Playa Resorts Holding BV (2 and 3 month LIBOR + 3.000%)	5.000	04-29-24	129,350	$130,104
Sabre GLBL, Inc. (1 month LIBOR + 2.250%)	3.898	02-22-24	113,853	114,138
Scientific Games International, Inc. (J)	TBD	08-14-24	70,000	70,307
Scientific Games International, Inc. (3 month LIBOR + 3.250%)	4.323	08-14-24	459,086	461,097
SRAM LLC (Prime rate + 2.250% and 2 and 3 month LIBOR + 3.250%)	4.929	03-15-24	179,745	180,868
Station Casinos LLC (1 month LIBOR + 2.500%)	4.150	06-08-23	154,584	154,805
Tacala LLC (3 month LIBOR + 3.250%)	4.825	01-17-25	40,000	40,200
Tacala LLC (3 month LIBOR + 7.000%)	8.575	01-16-26	50,000	51,016
Leisure products 0.1%
Cypress Intermediate Holdings III, Inc. (1 month LIBOR + 6.750%)	8.398	04-27-25	255,000	258,953
MND Holdings III Corp. (3 month LIBOR + 3.750%)	5.443	06-19-24	84,575	85,632
Media 0.7%
ABG Intermediate Holdings 2 LLC (3 month LIBOR + 3.500%)	5.193	09-26-24	84,788	85,371
Advantage Sales & Marketing, Inc. (2 and 3 month LIBOR + 3.250%)	5.017	07-23-21	96,750	95,223
Altice Financing SA (3 month LIBOR + 2.750%)	4.470	07-15-25	367,349	362,232
Altice Financing SA (3 month LIBOR + 2.750%)	4.470	01-31-26	124,688	122,911
Altice US Finance I Corp. (1 month LIBOR + 2.250%)	3.898	07-28-25	564,422	563,480
Charter Communications Operating LLC (1 month LIBOR + 2.000%)	3.650	04-30-25	150,000	150,282
Creative Artists Agency LLC (1 month LIBOR + 3.500%)	4.588	02-15-24	69,300	69,820
CSC Holdings LLC (1 month LIBOR + 2.250%)	3.838	07-17-25	579,963	578,223
CSC Holdings LLC (3 month LIBOR + 2.500%)	4.139	01-25-26	155,000	155,129
Delta 2 Lux Sarl (1 month LIBOR + 2.500%)	4.148	02-01-24	1,048,171	1,045,226
Hoya Midco LLC (1 month LIBOR + 4.000%)	5.648	06-30-24	298,500	298,873
iHeartCommunications, Inc. (3 month LIBOR + 6.750%)	8.443	01-30-19	875,000	694,531
JD Power & Associates (3 month LIBOR + 4.250%)	5.943	09-07-23	123,438	124,209
Lions Gate Entertainment Corp. (1 month LIBOR + 2.250%)	3.898	12-08-23	84,792	85,251
Meredith Corp. (3 month LIBOR + 3.000%)	4.658	01-31-25	55,000	55,301
64	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Mission Broadcasting, Inc. (1 month LIBOR + 2.500%)	4.075	01-17-24	14,125	$14,163
NEP/NCP Holdco, Inc. (1 month LIBOR + 3.250%)	4.898	07-21-22	170,006	170,431
NEP/NCP Holdco, Inc. (1 month LIBOR + 7.000%)	8.581	01-23-23	18,046	18,092
Nexstar Broadcasting, Inc. (1 month LIBOR + 2.500%)	4.075	01-17-24	110,886	111,187
Sinclair Television Group, Inc. (J)	TBD	12-12-24	180,000	180,225
Townsquare Media, Inc. (1 month LIBOR + 3.000%)	4.648	04-01-22	195,551	196,040
Univision Communications, Inc. (1 month LIBOR + 2.750%)	4.398	03-15-24	277,278	273,773
Virgin Media Bristol LLC (1 month LIBOR + 2.500%)	4.088	01-15-26	255,000	255,813
WideOpenWest Finance LLC (1 month LIBOR + 3.250%)	4.846	08-18-23	252,208	251,106
WMG Acquisition Corp. (1 month LIBOR + 2.250%)	3.829	11-01-23	50,000	50,117
Multiline retail 0.0%
BJ's Wholesale Club, Inc. (1 month LIBOR + 3.500%)	5.080	02-03-24	103,976	103,705
BJ's Wholesale Club, Inc. (1 month LIBOR + 7.500%)	9.079	02-03-25	50,000	50,081
Dollar Tree, Inc.	4.250	07-06-22	175,000	175,438
Specialty retail 0.2%
Academy, Ltd. (1 and 3 month LIBOR + 4.000%)	5.553	07-01-22	554,427	441,983
Bass Pro Group LLC (1 month LIBOR + 5.000%)	6.648	09-25-24	329,175	327,941
Harbor Freight Tools USA, Inc. (1 month LIBOR + 2.500%)	4.148	08-18-23	147,052	147,260
Jo-Ann Stores LLC (3 month LIBOR + 5.000%)	6.551	10-20-23	785,051	780,144
KAR Auction Services, Inc. (3 month LIBOR + 2.500%)	4.250	03-09-23	95,994	96,474
Sally Holdings LLC	4.500	07-05-24	100,000	99,667
Consumer staples 0.3%				2,981,256
Beverages 0.0%
Refresco Group NV (J)	TBD	12-14-24	200,000	201,250
Refresco Group NV (3 month LIBOR + 2.750%)	4.589	01-29-25	105,000	105,000
Food and staples retailing 0.0%
Albertson's LLC (3 month LIBOR + 3.000%)	4.675	12-21-22	296,391	292,484
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	65

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 0.2%
Atkins Nutritionals Holdings, Inc. (3 month LIBOR + 4.000%)	5.793	07-07-24	139,650	$140,785
Brightview Landscapes LLC (1 month LIBOR + 3.000%)	4.622	12-18-20	361,180	363,098
Chobani LLC (1 month LIBOR + 3.500%)	5.148	10-10-23	198,365	199,666
Hostess Brands LLC (1 month LIBOR + 2.250%)	3.898	08-03-22	197,320	197,849
Post Holdings, Inc. (1 month LIBOR + 2.250%)	3.900	05-24-24	248,750	249,009
Shearer's Foods LLC (3 month LIBOR + 6.750%)	8.443	06-30-22	215,000	199,950
The Brickman Group, Ltd. (1 month LIBOR + 6.500%)	8.090	12-17-21	58,511	58,891
US Foods, Inc. (1 month LIBOR + 2.500%)	4.148	06-27-23	147,434	148,506
Household products 0.1%
Diamond BC BV (2 month LIBOR + 3.000%)	4.654	09-06-24	420,000	418,950
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%)	4.398	02-05-23	294,361	295,650
Personal products 0.0%
Albea Beauty Holdings SA (3 and 6 month LIBOR + 3.750%)	5.407	04-20-24	109,450	110,168
Energy 0.4%				3,064,283
Energy equipment and services 0.1%
EFS Cogen Holdings I LLC (3 month LIBOR + 3.250%)	4.950	06-28-23	202,895	204,195
Hercules Offshore, Inc. (F)		05-06-20	138,342	103,757
Thermon Industries, Inc. (1 month LIBOR + 3.750%)	5.330	10-24-24	80,000	80,500
Oil, gas and consumable fuels 0.3%
BCP Raptor LLC (1 and 2 month LIBOR + 4.250%)	6.039	06-24-24	771,125	776,523
California Resources Corp. (J)	TBD	12-31-21	30,000	33,825
California Resources Corp. (1 month LIBOR + 4.750%)	6.340	12-31-22	75,000	75,844
Chesapeake Energy Corp. (3 month LIBOR + 7.500%)	9.444	08-23-21	200,000	212,950
Eastern Power LLC (1 month LIBOR + 3.750%)	5.398	10-02-23	182,353	184,503
EMG Utica LLC (3 and 6 month LIBOR + 3.750%)	5.593	03-27-20	91,486	91,829
Granite Acquisition, Inc. (3 month LIBOR + 3.500%)	5.193	12-19-21	5,366	5,424
Granite Acquisition, Inc. (3 month LIBOR + 3.500%)	5.195	12-19-21	118,440	119,730
Lucid Energy Group II LLC (1 month LIBOR + 3.000%)	4.588	02-17-25	205,000	205,129
66	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%)	4.898	10-30-24	245,000	$245,613
MEG Energy Corp. (3 month LIBOR + 3.500%)	5.200	12-31-23	119,004	118,961
Navitas Midstream Midland Basin LLC (1 month LIBOR + 4.500%)	6.088	12-13-24	180,000	179,550
Oxbow Carbon LLC (1 month LIBOR + 3.750%)	5.398	01-04-23	55,000	55,550
Oxbow Carbon LLC (1 month LIBOR + 7.500%)	9.148	01-04-24	40,000	40,400
Vine Oil & Gas LP (1 month LIBOR + 6.875%)	7.607	12-12-21	330,000	330,000
Financials 0.8%				7,350,852
Banks 0.0%
Freedom Mortgage Corp. (1 month LIBOR + 5.500%)	7.103	02-23-22	63,936	64,495
Capital markets 0.1%
Capital Automotive LP (1 month LIBOR + 6.000%)	7.650	03-24-25	300,196	304,948
Clipper Acquisitions Corp. (2 month LIBOR + 2.000%)	3.621	12-11-24	60,000	60,225
Focus Financial Partners LLC (3 month LIBOR + 2.750%)	4.443	07-03-24	74,813	75,140
Fortress Investment Group LLC (1 month LIBOR + 2.750%)	4.398	12-27-22	74,787	75,460
HarbourVest Partners LLC (J)	TBD	02-20-25	105,000	104,869
The Edelman Financial Center LLC (3 month LIBOR + 4.250%)	5.970	11-11-24	95,000	96,306
VFH Parent LLC (3 month LIBOR + 3.250%)	4.945	12-30-21	78,678	79,563
Virtus Investment Partners, Inc. (1 month LIBOR + 2.250%)	3.838	06-01-24	99,625	99,999
Diversified financial services 0.1%
AlixPartners LLP (3 month LIBOR + 2.750%)	4.443	04-04-24	119,250	119,896
Bronco Midstream Funding LLC (3 month LIBOR + 4.000%)	5.873	08-15-20	67,764	68,400
Duff & Phelps Corp. (J)	TBD	02-13-25	165,000	166,191
NFP Corp. (1 month LIBOR + 3.000%)	4.648	01-08-24	123,874	124,184
Russell Investments US Institutional Holdco, Inc. (3 month LIBOR + 4.250%)	5.943	06-01-23	29,699	29,854
Sam BidCo SAS (3 month LIBOR + 3.500%)	7.607	09-30-24	50,000	49,875
TKC Holdings, Inc. (2 and 3 month LIBOR + 4.250%)	6.030	02-01-23	64,513	65,198
TKC Holdings, Inc. (3 month LIBOR + 8.000%)	9.780	02-01-24	35,000	35,210
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	67

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
UFC Holdings LLC (1 month LIBOR + 3.250%)	4.900	08-18-23	172,813	$173,595
UFC Holdings LLC (1 month LIBOR + 7.500%)	9.148	08-18-24	125,000	127,188
Insurance 0.6%
Acrisure LLC (3 month LIBOR + 4.250%)	5.991	11-22-23	516,381	524,287
Alliant Holdings Intermediate LLC (1 month LIBOR + 3.250%)	4.898	08-12-22	170,876	171,559
Asurion LLC (1 month LIBOR + 2.750%)	4.398	08-04-22	1,148,622	1,153,653
Asurion LLC (1 month LIBOR + 3.000%)	4.648	11-03-23	1,150,370	1,156,122
Asurion LLC (1 month LIBOR + 6.000%)	7.648	08-04-25	1,985,000	2,033,136
Genworth Financial, Inc. (J)	TBD	02-22-23	30,000	30,450
HUB International, Ltd. (3 month LIBOR + 3.000%)	4.838	10-02-20	196,021	196,756
USI, Inc. (3 month LIBOR + 3.000%)	4.693	05-16-24	164,588	164,293
Health care 0.7%				6,303,940
Health care equipment and supplies 0.0%
Argon Medical Devices, Inc. (J)	TBD	01-23-25	55,000	55,206
Argon Medical Devices, Inc. (J)	TBD	01-23-26	25,000	25,188
Exactech, Inc. (3 month LIBOR + 3.750%)	7.607	02-23-25	50,000	50,250
Kinetic Concepts, Inc. (3 month LIBOR + 3.250%)	4.943	02-02-24	123,814	124,092
Health care providers and services 0.4%
ATI Holdings Acquisition, Inc. (3 month LIBOR + 3.500%)	5.204	05-10-23	98,500	99,362
BCPE Eagle Buyer LLC (1 month LIBOR + 4.250%)	5.981	03-18-24	129,025	127,735
Catalent Pharma Solutions, Inc. (1 month LIBOR + 2.250%)	3.898	05-20-24	210,844	211,569
CHG Healthcare Services, Inc. (2 and 3 month LIBOR + 3.000%)	4.772	06-07-23	73,688	74,393
Concentra, Inc. (J)	TBD	06-01-22	55,000	55,344
Envision Healthcare Corp. (1 and 3 month LIBOR + 3.000%)	4.650	12-01-23	648,524	649,945
ExamWorks Group, Inc. (1 month LIBOR + 3.250%)	4.898	07-27-23	172,817	173,538
Explorer Holdings, Inc. (3 month LIBOR + 3.750%)	5.522	05-02-23	49,747	50,121
HCA Healthcare, Inc. (1 month LIBOR + 2.000%)	3.648	03-17-23	197,011	198,024
Midwest Physician Administrative Services LLC (1 month LIBOR + 3.000%)	4.588	08-15-24	89,775	89,607
Midwest Physician Administrative Services LLC (1 month LIBOR + 7.000%)	8.588	08-15-25	105,000	105,263
68	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
MPH Acquisition Holdings LLC (3 month LIBOR + 3.000%)	4.693	06-07-23		469,080	$471,191
Onex Schumacher Finance LP (1 month LIBOR + 4.000%)	5.648	07-31-22		73,435	73,068
PharMerica Corp. (1 month LIBOR + 3.500%)	5.079	12-06-24		295,000	296,752
PharMerica Corp. (1 month LIBOR + 7.750%)	9.329	12-07-25		125,000	125,313
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%)	4.900	09-02-24		99,750	99,725
U.S. Anesthesia Partners, Inc. (1 month LIBOR + 3.000%)	4.648	06-23-24		104,600	105,097
US Renal Care, Inc. (3 month LIBOR + 4.250%)	5.943	12-31-22		75,769	76,015
US Renal Care, Inc. (3 month LIBOR + 8.000%)	9.693	12-31-23		50,000	50,125
VEDICI (1 month EURIBOR + 3.750%)	3.750	10-31-22	EUR	25,000	30,681
Wink Holdco, Inc. (3 month LIBOR + 3.000%)	4.490	12-02-24		200,000	199,000
Wink Holdco, Inc. (3 month LIBOR + 6.750%)	8.240	11-03-25		200,000	199,750
Health care technology 0.1%
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%)	4.398	03-01-24		694,377	695,592
Press Ganey Holdings, Inc. (1 month LIBOR + 3.000%)	4.648	10-21-23		476,173	479,149
Press Ganey Holdings, Inc. (1 month LIBOR + 6.500%)	8.148	10-21-24		174,165	176,124
Life sciences tools and services 0.1%
Albany Molecular Research, Inc. (1 month LIBOR + 3.250%)	4.898	08-30-24		29,925	30,037
Albany Molecular Research, Inc. (1 month LIBOR + 7.000%)	8.648	08-30-25		151,429	151,524
Jaguar Holding Company II (1 and 3 month LIBOR + 2.750%)	4.422	08-18-22		149,715	150,089
PAREXEL International Corp. (1 month LIBOR + 2.750%)	4.398	09-27-24		194,513	194,330
Pharmaceuticals 0.1%
Endo Luxembourg Finance Company I Sarl (1 month LIBOR + 4.250%)	5.938	04-29-24		94,525	94,265
Genoa a QoL Healthcare Company LLC (1 month LIBOR + 3.250%)	4.898	10-28-23		172,819	173,792
McAfee LLC (1 month LIBOR + 4.500%)	6.148	09-30-24		4,675	4,697
Valeant Pharmaceuticals International, Inc. (1 month LIBOR + 3.500%)	5.081	04-01-22		334,144	337,987
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	69

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.6%				$4,971,051
Aerospace and defense 0.1%
Maxar Technologies, Ltd. (1 month LIBOR + 2.750%)	4.330	10-04-24	200,000	200,708
StandardAero Aviation Holdings, Inc. (1 month LIBOR + 3.750%)	5.400	07-07-22	648,342	653,613
Building products 0.0%
CHI Doors Holdings Corp. (3 month LIBOR + 3.250%)	4.943	07-29-22	340,367	341,643
Commercial services and supplies 0.1%
Armor Holding II LLC (3 month LIBOR + 4.500%)	6.200	06-26-20	148,095	147,972
Gopher Resource LLC (J)	TBD	02-14-25	40,000	40,300
Metal Services LLC (1 week LIBOR + 7.500%)	9.193	06-30-19	24,746	24,787
Prime Security Services Borrower LLC (1 month LIBOR + 2.750%)	4.398	05-02-22	203,105	204,720
Tempo Acquisition LLC (1 month LIBOR + 3.000%)	4.648	05-01-24	104,475	104,692
Wrangler Buyer Corp. (1 month LIBOR + 3.000%)	4.648	09-27-24	125,000	125,599
Construction and engineering 0.1%
Brand Industrial Services, Inc. (3 month LIBOR + 4.250%)	5.996	06-21-24	318,875	321,101
Pike Corp. (1 month LIBOR + 3.500%)	5.150	09-20-24	74,688	75,341
USIC Holdings, Inc. (6 month LIBOR + 3.500%)	5.004	12-08-23	74,250	74,683
Machinery 0.3%
Columbus McKinnon Corp. (3 month LIBOR + 3.000%)	4.621	01-31-24	61,421	61,613
Filtration Group, Inc. (3 month LIBOR + 3.000%)	4.984	11-21-20	866,439	874,566
Gardner Denver, Inc. (3 month LIBOR + 2.750%)	4.443	07-30-24	389,808	390,915
Gates Global LLC (3 month LIBOR + 3.000%)	4.443	04-01-24	124,064	124,840
Global Brass & Copper, Inc. (1 month LIBOR + 3.250%)	4.938	07-18-23	123,438	124,518
Husky Injection Molding Systems, Ltd. (1 month LIBOR + 3.250%)	4.898	06-30-21	223,809	224,230
Milacron LLC (1 month LIBOR + 2.750%)	4.398	09-28-23	110,814	111,057
Navistar, Inc. (1 month LIBOR + 3.500%)	5.080	11-06-24	100,000	100,281
Welbilt, Inc. (1 month LIBOR + 2.750%)	4.398	03-03-23	154,184	155,148
Professional services 0.0%
Institutional Shareholder Services, Inc. (3 month LIBOR + 3.750%)	5.470	10-16-24	114,583	114,870
Trading companies and distributors 0.0%
Beacon Roofing Supply, Inc. (1 month LIBOR + 2.250%)	3.830	01-02-25	75,000	75,313
70	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Univar USA, Inc. (1 month LIBOR + 2.500%)	4.148	07-01-24		297,109	$298,541
Information technology 2.0%					17,511,488
Communications equipment 0.0%
CommScope, Inc. (1 month LIBOR + 2.000%)	3.648	12-29-22		35,450	35,627
Riverbed Technology, Inc. (3 month LIBOR + 3.250%)	4.900	04-24-22		127,210	125,248
Electronic equipment, instruments and components 0.0%
Robertshaw US Holding Corp. (J)	TBD	02-19-25		50,000	50,407
Internet software and services 0.7%
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	4.900	10-19-23		1,092,411	1,097,054
EIG Investors Corp. (1 and 3 month LIBOR + 4.000%)	5.955	02-09-23		678,747	682,385
Go Daddy Operating Company LLC (1 month LIBOR + 2.250%)	3.898	02-15-24		278,299	278,786
GTT Communications, Inc. (1 month LIBOR + 3.250%)	4.938	01-09-24		84,324	84,772
Hyland Software, Inc. (1 month LIBOR + 3.250%)	4.898	07-01-22		207,979	209,366
Hyland Software, Inc. (1 month LIBOR + 7.000%)	8.648	07-07-25		75,000	76,406
Marketo, Inc. (3 month LIBOR + 3.250%)	5.043	01-30-25		105,000	104,738
Match Group, Inc. (2 month LIBOR + 2.500%)	4.088	11-16-22		109,375	109,922
MH Sub I LLC (3 month LIBOR + 3.750%)	5.338	09-13-24		289,275	289,203
MH Sub I LLC (3 month LIBOR + 7.500%)	9.088	09-15-25		105,000	106,050
Rackspace Hosting, Inc. (3 month LIBOR + 3.000%)	4.787	11-03-23		98,878	99,125
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 2.750%)	4.398	03-01-21		172,622	172,515
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 5.750%)	7.398	02-28-22		550,000	552,409
TierPoint LLC (1 month LIBOR + 3.750%)	5.398	05-06-24		345,574	345,681
TierPoint LLC (1 month LIBOR + 7.250%)	8.898	05-05-25		115,000	115,179
Travelport Finance Luxembourg Sarl (3 month LIBOR + 2.750%)	4.589	09-02-21		249,139	249,704
Uber Technologies, Inc. (1 month LIBOR + 4.000%)	5.648	07-13-23		1,826,875	1,836,923
IT services 0.3%
Altran Technologies SA (J)	TBD	01-17-25	EUR	40,000	48,815
Altran Technologies SA (J)	TBD	01-17-25		25,000	25,156
First Data Corp. (1 month LIBOR + 2.250%)	3.871	07-08-22		435,191	435,883
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	71

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
First Data Corp. (1 month LIBOR + 2.250%)	3.871	04-26-24		703,585	$704,760
Gartner, Inc. (1 month LIBOR + 2.000%)	3.648	04-05-24		79,400	79,797
Global Payments, Inc. (1 month LIBOR + 2.000%)	3.648	04-21-23		51,256	51,470
Peak 10, Inc. (3 month LIBOR + 3.500%)	5.193	08-01-24		274,313	274,861
Peak 10, Inc. (3 month LIBOR + 7.250%)	9.023	08-01-25		50,000	50,175
Vantiv LLC (1 month LIBOR + 2.000%)	3.588	08-09-24		260,000	261,485
WEX, Inc. (3 month LIBOR + 2.750%)	3.898	06-30-23		98,500	99,116
Semiconductors and semiconductor equipment 0.0%
Cavium, Inc. (3 month LIBOR + 2.250%)	3.898	08-16-22		87,027	87,136
Software 0.9%
Applied Systems, Inc. (3 month LIBOR + 3.250%)	4.943	09-19-24		84,788	85,211
Applied Systems, Inc. (3 month LIBOR + 7.000%)	8.693	09-19-25		70,000	72,188
Ascend Learning LLC (1 month LIBOR + 3.000%)	4.648	07-12-24		204,488	205,168
AssuredPartners, Inc. (1 month LIBOR + 3.500%)	5.148	10-22-24		262,613	264,131
AutoData, Inc. (3 month LIBOR + 3.250%)	4.824	12-13-24		100,000	99,750
AutoData, Inc. (3 month LIBOR + 7.250%)	8.824	12-12-25		25,000	25,281
Canyon Valor Companies, Inc. (3 month EURIBOR + 3.500%)	3.500	06-20-23	EUR	39,900	48,840
Canyon Valor Companies, Inc. (3 month LIBOR + 4.250%)	4.943	06-16-23		219,513	220,702
Cypress Intermediate Holdings III, Inc. (1 month LIBOR + 3.000%)	4.650	04-27-24		154,225	154,611
Information Resources, Inc. (3 month LIBOR + 4.250%)	6.194	01-18-24		248,125	249,599
Information Resources, Inc. (3 month LIBOR + 8.250%)	10.194	01-20-25		50,000	50,125
Kronos, Inc. (3 month LIBOR + 3.500%)	5.299	11-01-23		1,170,945	1,178,135
Kronos, Inc. (3 month LIBOR + 8.250%)	10.023	11-01-24		840,000	861,697
MA FinanceCo LLC (1 month LIBOR + 2.750%)	4.398	06-21-24		86,415	86,578
Renaissance Learning, Inc. (3 month LIBOR + 3.750%)	5.443	04-09-21		95,713	96,191
RP Crown Parent LLC (1 month LIBOR + 3.000%)	4.648	10-12-23		152,989	154,010
SCS Holdings, Inc. (1 month LIBOR + 4.250%)	5.898	10-30-22		122,944	123,815
Seattle Spinco, Inc. (1 month LIBOR + 2.750%)	4.398	06-21-24		483,585	484,494
SolarWinds Holdings, Inc. (1 month LIBOR + 3.500%)	5.148	02-05-23		492,525	493,756
Solera LLC (J)	TBD	03-03-23		125,000	125,260
Solera LLC (1 month LIBOR + 3.250%)	4.898	03-03-23		49,433	49,535
72	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
SS&C European Holdings Sarl (1 month LIBOR + 2.250%)	3.898	07-08-22	1,865	$1,873
SS&C Technologies, Inc. (J)	TBD	02-28-25	970,000	974,850
SS&C Technologies, Inc. (1 month LIBOR + 2.250%)	3.898	07-08-22	119,067	119,632
Trader Corp. (3 month LIBOR + 3.000%)	4.686	09-28-23	206,217	205,959
Veritas US, Inc. (3 month LIBOR + 4.500%)	6.193	01-27-23	1,383,617	1,375,551
Technology hardware, storage and peripherals 0.1%
Cologix, Inc. (1 month LIBOR + 7.000%)	8.648	03-20-25	250,000	254,375
Cologix, Inc. (3 month LIBOR + 3.000%)	4.603	03-20-24	208,425	208,360
Dell International LLC (1 month LIBOR + 2.000%)	3.650	09-07-23	113,383	113,359
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%)	6.443	11-03-23	141,996	143,264
Western Digital Corp. (3 month LIBOR + 2.000%)	3.603	04-29-23	243,937	245,034
Materials 0.6%				4,950,222
Chemicals 0.3%
ASP Chromaflo Dutch I BV (1 month LIBOR + 3.500%)	5.148	11-18-23	69,953	70,303
ASP Chromaflo Intermediate Holdings, Inc. (1 month LIBOR + 3.500%)	5.148	11-18-23	53,797	54,066
ASP Chromaflo Intermediate Holdings, Inc. (1 month LIBOR + 8.000%)	9.648	11-14-24	75,000	74,625
Encapsys LLC (1 month LIBOR + 3.250%)	4.898	11-07-24	140,000	140,875
Encapsys LLC (1 month LIBOR + 7.500%)	9.148	11-07-25	170,000	171,913
HB Fuller Company (1 month LIBOR + 2.250%)	3.840	10-20-24	244,650	245,722
Kraton Polymers LLC (1 month LIBOR + 3.000%)	4.648	01-06-22	66,412	66,592
MacDermid, Inc. (1 month LIBOR + 2.500%)	4.148	06-07-20	323,570	324,841
MacDermid, Inc. (1 month LIBOR + 3.000%)	4.648	06-07-23	83,812	84,315
Methanol Holdings Trinidad, Ltd. (1 month LIBOR + 3.500%)	5.148	06-30-22	129,008	129,008
Minerals Technologies, Inc.	4.750	05-09-21	100,000	101,000
New Arclin US Holding Corp. (3 month LIBOR + 4.250%)	5.199	02-14-24	44,775	45,195
PQ Corp. (3 month LIBOR + 2.500%)	4.291	02-08-25	261,632	262,859
Solenis International LP (1 and 3 month LIBOR + 3.250%)	5.234	07-31-21	75,449	75,071
Solenis International LP (3 month LIBOR + 6.750%)	8.734	07-31-22	280,000	265,510
WR Grace & Company (J)	TBD	02-12-25	60,000	60,050
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	73

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials 0.0%
Quikrete Holdings, Inc. (1 month LIBOR + 2.750%)	4.398	11-15-23	96,154	$96,514
Containers and packaging 0.2%
Anchor Glass Container Corp. (1 month LIBOR + 2.750%)	4.356	12-07-23	99,003	99,157
BWAY Corp. (2 and 3 month LIBOR + 3.250%)	4.958	04-03-24	626,850	629,201
Consolidated Container Company LLC (1 month LIBOR + 3.000%)	4.648	05-22-24	34,913	35,087
Kloeckner Pentaplast of America, Inc. (3 month LIBOR + 4.250%)	5.943	06-30-22	346,947	340,876
NPC International, Inc. (2 month LIBOR + 3.500%)	5.154	04-19-24	39,800	40,132
Proampac PG Borrower LLC (1 month LIBOR + 4.000%)	5.086	11-18-23	148,562	150,048
Spectrum Plastics Group, Inc. (1 month LIBOR + 3.250%)	4.898	01-31-25	22,750	22,778
Spectrum Plastics Group, Inc. (1 month LIBOR + 7.000%)	8.648	01-31-26	25,000	25,250
Metals and mining 0.1%
Big River Steel LLC (3 month LIBOR + 5.000%)	6.693	08-23-23	269,450	273,492
Fairmount Santrol, Inc. (3 month LIBOR + 6.000%)	7.693	11-01-22	305,000	308,431
Phoenix Services International LLC (J)	TBD	01-26-25	138,000	139,380
Signode Industrial Group US, Inc. (3 month LIBOR + 2.750%)	4.420	05-04-21	42,708	42,628
Zekelman Industries, Inc. (3 month LIBOR + 2.750%)	4.408	06-14-21	473,369	475,618
Paper and forest products 0.0%
Flex Acquisition Company, Inc. (3 month LIBOR + 3.000%)	4.695	12-29-23	99,250	99,685
Real estate 0.0%				143,853
Equity real estate investment trusts 0.0%
VICI Properties 1 LLC (1 month LIBOR + 2.000%)	3.596	12-20-24	143,182	143,853
Telecommunication services 0.3%				2,999,505
Diversified telecommunication services 0.2%
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.398	01-31-25	405,000	397,811
Cyxtera DC Holdings, Inc. (3 month LIBOR + 3.000%)	4.780	05-01-24	194,025	194,960
Cyxtera DC Holdings, Inc. (3 month LIBOR + 7.250%)	9.030	05-01-25	85,000	85,468
Level 3 Parent LLC (1 month LIBOR + 2.250%)	3.846	02-22-24	370,000	370,566
74	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Radiate Holdco LLC (3 month LIBOR + 3.000%)	4.573	02-01-24	374,063	$373,382
Sable International Finance, Ltd. (3 month LIBOR + 3.250%)	4.889	01-30-26	130,000	129,748
West Corp. (1 month LIBOR + 4.000%)	5.648	10-10-24	110,000	110,901
Zayo Group LLC (1 month LIBOR + 2.250%)	3.871	01-19-24	160,843	161,518
Wireless telecommunication services 0.1%
Digicel International Finance, Ltd. (3 month LIBOR + 3.250%)	5.020	05-28-24	309,225	309,741
Intelsat Jackson Holdings SA	6.625	01-14-24	310,000	310,921
Intelsat Jackson Holdings SA (3 month LIBOR + 3.750%)	5.706	11-27-23	403,704	400,604
Sprint Communications, Inc. (1 month LIBOR + 2.500%)	4.188	02-02-24	153,838	153,885
Utilities 0.4%				3,091,635
Electric utilities 0.3%
Energy Future Intermediate Holding Company LLC (1 week LIBOR + 3.000%)	4.474	06-30-18	1,280,000	1,279,846
Helix Gen Funding LLC (3 month LIBOR + 3.750%)	5.443	06-02-24	62,732	63,273
Vistra Operations Company LLC (1 month LIBOR + 2.250%)	3.854	12-14-23	99,000	99,481
Vistra Operations Company LLC (1 month LIBOR + 2.500%)	4.148	08-04-23	124,382	125,026
Vistra Operations Company LLC (1 month LIBOR + 2.500%)	4.148	08-04-23	701,888	705,523
Independent power and renewable electricity producers 0.1%
Calpine Corp. (3 month LIBOR + 2.500%)	4.200	01-15-24	158,779	159,093
Dynegy, Inc. (1 month LIBOR + 2.750%)	4.346	02-07-24	152,984	153,861
Exgen Renewables IV LLC (3 month LIBOR + 3.000%)	4.468	11-28-24	294,263	296,837
TerraForm Power Operating LLC (1 month LIBOR + 2.750%)	4.329	11-08-22	60,000	60,325
Independent power producers and energy traders 0.0%

Calpine Corp. (3 month LIBOR + 2.750%)	4.200	01-15-23	147,742	148,370
Collateralized mortgage obligations 2.5%				$22,478,214
(Cost $22,466,536)
Commercial and residential 1.8%				15,917,319
225 Liberty Street Trust Series 2016-225L, Class A (D)	3.597	02-10-36	100,000	99,997
280 Park Avenue Mortgage Trust
Series 2015-280P, Class A (1 month LIBOR + 0.880%) (C)(D)	2.468	09-15-34	300,000	300,962
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	75

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-280P, Class B (1 month LIBOR + 1.080%) (C)(D)	2.668	09-15-34	120,000	$120,005
Alternative Loan Trust Series 2005-61, Class 2A2 (1 month LIBOR + 0.380%) (C)	2.001	12-25-35	23,036	19,665
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A (1 month LIBOR + 0.930% (C)(D)	2.518	11-15-19	335,000	335,315
Series 2017-ATRM, Class B (1 month LIBOR + 1.500%) (C)(D)	3.088	11-15-19	125,000	125,118
BAMLL Commercial Mortgage Securities Trust Series 2014-IP, Class A (D)(K)	2.717	06-15-28	100,000	100,004
Banc of America Funding Trust Series 2005-A, Class 5A1 (1 month LIBOR + 0.300%) (C)	1.894	02-20-35	2,828	2,811
Banc of America Mortgage Securities Trust
Series 2004-A, Class 2A2 (K)	3.863	02-25-34	16,050	16,031
Series 2004-D, Class 2A2 (K)	3.684	05-25-34	7,338	7,395
Series 2004-H, Class 2A2 (K)	3.596	09-25-34	28,507	28,194
Series 2004-I, Class 3A2 (K)	3.773	10-25-34	4,992	5,043
Series 2005-J, Class 3A1 (K)	4.023	11-25-35	38,499	39,713
BANK
Series 2017-BNK5, Class A5	3.390	06-15-60	230,000	227,406
Series 2017-BNK5, Class D (D)(K)	3.078	06-15-60	100,000	78,271
BX Trust
Series 2017-IMC, Class B (1 month LIBOR + 1.400%) (C)(D)	2.988	10-15-32	100,000	100,187
Series 2017-IMC, Class D (1 month LIBOR + 2.250%) (C)(D)	3.838	10-15-32	145,000	145,406
BXP Trust Series 2017-GM, Class C (D)(K)	3.425	06-13-39	200,000	192,679
CD 2016-CD2 Mortgage Trust Series 2016-CD2, Class D (K)	2.781	11-10-49	90,000	68,969
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A1	1.242	05-10-47	34,236	34,044
Series 2014-GC21, Class AS	4.026	05-10-47	365,000	369,648
Series 2015-GC27, Class A1	1.353	02-10-48	26,303	26,065
Series 2015-GC27, Class AS	3.571	02-10-48	60,000	58,836
Series 2015-GC33, Class AS	4.114	09-10-58	50,000	50,712
Series 2016-P3, Class A3	3.063	04-15-49	120,000	116,974
CLNS Trust Series 2017-IKPR, Class A (1 month LIBOR + 0.800%) (C)(D)	2.381	06-11-32	100,000	100,156
COLT Mortgage Loan Trust
Series 2017-1, Class A1 (D)(K)	2.614	05-27-47	60,100	59,631
Series 2017-1, Class A3 (D)(K)	3.074	05-27-47	60,100	59,310
Series 2017-2, Class A1A (D)(K)	2.415	10-25-47	87,142	87,291
Series 2017-2, Class A2A (D)(K)	2.568	10-25-47	82,992	83,102
Series 2017-2, Class A3A (D)(K)	2.773	10-25-47	82,992	83,103
Series 2018-1, Class A1 (D)(K)	2.930	02-25-48	239,820	239,852
76	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-1, Class A2 (D)(K)	2.981	02-25-48	97,886	$97,899
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR12, Class A4	4.046	10-10-46	255,000	263,954
Series 2014-CR21, Class A1	1.494	12-10-47	11,808	11,729
Series 2014-CR21, Class A3	3.528	12-10-47	465,000	467,702
Series 2014-UBS4, Class C (K)	4.625	08-10-47	65,000	65,330
Series 2014-UBS6, Class A1	1.445	12-10-47	21,789	21,659
Series 2014-UBS6, Class C (K)	4.465	12-10-47	110,000	108,312
Series 2015-CR22, Class A1	1.569	03-10-48	26,063	25,922
Series 2015-CR24, Class A1	1.652	08-10-48	18,861	18,793
Series 2015-CR24, Class A5	3.696	08-10-48	20,000	20,310
Series 2015-CR26, Class A4	3.630	10-10-48	530,000	534,566
Series 2015-LC23, Class A2	3.221	10-10-48	480,000	484,156
Series 2015-LC23, Class AM (K)	4.158	10-10-48	475,000	490,663
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class A (1 month LIBOR + 0.850%) (C)(D)	2.429	02-13-32	280,000	280,175
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company) Series 2015-PC1, Class B (K)	4.441	07-10-50	100,000	99,779
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A (D)	3.639	11-15-34	185,000	188,683
Series 2015-GLPB, Class B (D)(K)	3.811	11-15-34	190,000	193,282
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A1	1.684	04-15-50	25,506	25,323
Series 2015-C2, Class A1	1.454	06-15-57	100,521	99,765
Series 2015-C3, Class A4	3.718	08-15-48	70,000	70,922
Series 2016-C6, Class A5	3.090	01-15-49	90,000	87,303
Series 2016-C7, Class AS (K)	3.958	11-15-49	140,000	141,738
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1 (D)(K)	2.577	10-25-47	89,370	88,211
Series 2018-1A, Class A1 (D)(K)	2.976	12-25-57	196,592	196,622
DSLA Mortgage Loan Trust Series 2004-AR1, Class A1A (1 month LIBOR + 0.840%) (C)	2.434	09-19-44	62,465	61,217
Eleven Madison Mortgage Trust Series 2015-11MD, Class A (D)(K)	3.555	09-10-35	200,000	201,436
Flagstar Mortgage Trust Series 2017-2, Class B1 (D)(K)	4.150	10-25-47	144,060	144,231
Galton Funding Mortgage Trust
Series 2018-1, Class A23 (D)(K)	3.500	11-25-57	95,562	95,015
Series 2018-1, Class A33 (D)(K)	3.500	11-25-57	95,576	94,791
GMAC Mortgage Corp. Loan Trust Series 2005-AR3, Class 5A1 (K)	3.759	06-19-35	8,508	8,292
Great Wolf Trust
Series 2017, Class A (1 month LIBOR + 0.850%) (C)(D)	2.588	09-15-34	450,000	451,398
Series 2017, Class B (1 month LIBOR + 1.100%) (C)(D)	2.788	09-15-34	190,000	190,533
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	77

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2014-GC22, Class A1	1.290	06-10-47	26,890	$26,730
Series 2014-GC24, Class A1	1.509	09-10-47	50,463	50,142
Series 2014-GC26, Class A5	3.629	11-10-47	95,000	96,175
Series 2015-GC28, Class A1	1.528	02-10-48	43,777	43,416
Series 2015-GC34, Class AS	3.911	10-10-48	55,000	55,267
Series 2016-GS3, Class A1	1.429	10-10-49	15,674	15,332
GS Mortgage-Backed Securities Trust Series 2014-EB1A, Class 2A1 (D)(K)	2.466	07-25-44	81,730	80,177
Hilton Orlando Trust Series 2018-ORL, Class A (1 month LIBOR + 0.770%) (C)(D)	2.344	12-15-34	215,000	215,280
Hospitality Mortgage Trust Series 2017-HIT, Class A (1 month LIBOR + 0.850%) (C)(D)	2.405	05-08-30	200,000	200,499
InTown Hotel Portfolio Trust
Series 2018-STAY, Class B (1 month LIBOR + 1.050%) (C)(D)	2.638	01-15-33	100,000	100,094
Series 2018-STAY, Class C (1 month LIBOR + 1.250%) (C)(D)	2.810	01-15-33	100,000	100,092
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A1	1.322	08-15-47	9,898	9,866
Series 2014-C22, Class A4	3.801	09-15-47	85,000	87,473
Series 2014-C23, Class A1	1.650	09-15-47	14,596	14,537
Series 2014-C24, Class A1	1.539	11-15-47	7,262	7,225
Series 2014-C26, Class A1	1.596	01-15-48	49,539	49,317
Series 2015-C27, Class A1	1.414	02-15-48	36,877	36,504
Series 2015-C28, Class A1	1.445	10-15-48	64,856	64,577
Series 2015-C30, Class A5	3.822	07-15-48	275,000	281,168
JPMorgan Alternative Loan Trust Series 2007-A2, Class 12A3 (1 month LIBOR + 0.190%) (C)	1.811	06-25-37	26,938	26,956
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A1	1.268	07-15-47	13,626	13,572
Series 2016-JP3, Class A1	1.462	08-15-49	16,161	15,774
Series 2016-JP3, Class B (K)	3.397	08-15-49	90,000	86,505
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class A2 (K)	6.319	04-15-41	190,203	192,710
MetLife Securitization Trust Series 2017-1A, Class A (D)(K)	3.000	04-25-55	94,244	93,561
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A1	1.294	06-15-47	12,669	12,622
Series 2014-C17, Class A1	1.551	08-15-47	6,257	6,245
Series 2014-C18, Class A1	1.686	10-15-47	12,500	12,477
Series 2014-C19, Class A1	1.573	12-15-47	39,953	39,706
Series 2015-C22, Class A4	3.306	04-15-48	95,000	94,394
Series 2015-C24, Class A4	3.732	05-15-48	105,000	106,881
Series 2015-C24, Class B (K)	4.351	05-15-48	60,000	59,471
Series 2016-C28, Class C (K)	4.594	01-15-49	460,000	464,351
78	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2016-C29, Class A4	3.325	05-15-49	45,000	$44,410
Series 2016-C30, Class A1	1.389	09-15-49	24,562	23,954
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS (K)	4.030	05-15-48	20,000	20,151
Series 2017-CLS, Class B (1 month LIBOR + 0.850%) (C)(D)	2.438	11-15-34	55,000	55,103
Series 2017-H1, Class A5	3.530	06-15-50	300,000	299,474
Series 2017-H1, Class B	4.075	06-15-50	105,000	105,612
Series 2017-H1, Class C (K)	4.281	06-15-50	75,000	73,315
Morgan Stanley Capital I Trust Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (C)(D)	2.588	11-15-34	45,000	45,113
Morgan Stanley Capital I, Inc. Series 2017-JWDR, Class B (1 month LIBOR + 1.200%) (C)(D)	2.788	11-15-34	195,000	195,245
One Market Plaza Trust Series 2017-1MKT, Class A (D)	3.613	02-10-32	275,000	276,375
Palisades Center Trust Series 2016-PLSD, Class A (D)	2.713	04-13-33	305,000	298,874
Seasoned Credit Risk Transfer Trust Series 2017-2, Class M1 (D)(K)	4.000	08-25-56	110,000	107,938
Sequoia Mortgage Trust
Series 2017-CH1, Class A2 (D)	3.500	08-25-47	307,610	308,130
Series 2018-CH1, Class A11 (D)(K)	3.500	02-25-48	112,000	113,086
Series 2018-CH1, Class A2 (D)(K)	3.500	02-25-48	100,000	100,409
Vendee Mortgage Trust Series 1996-3, Class 4 (K)	9.793	03-15-25	174	180
Verus Securitization Trust Series 2018-1, Class A1 (D)(K)	2.929	02-25-48	98,718	98,728
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class A1B (1 month LIBOR + 0.780%) (C)	2.401	01-25-45	63,638	61,218
Series 2005-AR12, Class 2A1 (K)	3.470	09-25-35	7,040	7,057
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A1	1.437	12-15-47	54,575	54,117
Series 2015-C26, Class A1	1.454	02-15-48	24,803	24,569
Series 2015-C28, Class A1	1.531	05-15-48	29,633	29,439
Series 2015-C31, Class A4	3.695	11-15-48	285,000	289,089
Series 2015-LC20, Class A1	1.471	04-15-50	82,981	82,246
Series 2015-NSX2, Class C (K)	4.249	07-15-58	35,000	33,807
Series 2015-NXS2, Class A2	3.020	07-15-58	140,000	140,622
Series 2015-NXS2, Class AS (K)	4.121	07-15-58	45,000	45,858
Series 2015-SG1, Class A1	1.568	09-15-48	29,538	29,326
Series 2016-C33, Class A3	3.162	03-15-59	120,000	117,359
Series 2016-C35, Class AS	3.184	07-15-48	305,000	293,759
Series 2016-LC24, Class A1	1.441	10-15-49	21,789	21,463
Series 2016-LC24, Class AS	3.367	10-15-49	185,000	180,081
Series 2017-C38, Class B (K)	3.917	07-15-50	100,000	99,506
Wells Fargo Mortgage Backed Securities Trust
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	79

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2004-G, Class A3 (K)	3.349	06-25-34	11,663	$11,766
Series 2003-O, Class 5A1 (K)	3.595	01-25-34	25,648	26,349
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1	1.283	05-15-47	19,367	19,324
Series 2013-C13, Class A4	3.001	05-15-45	275,000	271,762
Series 2013-C18, Class A3	3.651	12-15-46	110,000	111,667
Series 2014-C19, Class B (K)	4.723	03-15-47	51,000	53,054
Series 2014-C21, Class A1	1.413	08-15-47	32,460	32,315
Series 2014-C22, Class A1	1.479	09-15-57	34,788	34,591
Series 2014-C23, Class A1	1.663	10-15-57	15,760	15,677
Worldwide Plaza Trust Series 2017-WWP, Class A (D)	3.526	11-10-36	195,000	194,499
U.S. Government Agency 0.7%				6,560,895
Federal Home Loan Mortgage Corp.
Series 199, Class PO	1.085	08-01-28	946	844
Series 2014-HQ2, Class M2 (1 month LIBOR + 2.200%) (C)	3.821	09-25-24	227,773	234,817
Series 2015-DNA3, Class M2 (1 month LIBOR + 2.850%) (C)	4.471	04-25-28	175,950	182,297
Series 2015-HQ1, Class M2 (1 month LIBOR + 2.200%) (C)	3.821	03-25-25	72,694	73,257
Series 2015-HQ2, Class M2 (1 month LIBOR + 1.950%) (C)	3.571	05-25-25	231,575	236,739
Series 2016-DNA1, Class M2 (1 month LIBOR + 2.900%) (C)	4.521	07-25-28	250,000	257,154
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (C)	3.621	12-25-28	250,000	254,794
Series 2016-HQA1, Class M1 (1 month LIBOR + 1.750%) (C)	3.371	09-25-28	15,113	15,130
Series 2016-HQA3, Class M2 (1 month LIBOR + 1.350%) (C)	2.971	03-25-29	250,000	254,078
Series 2017-DNA1, Class M2 (1 month LIBOR + 3.250%) (C)	4.871	07-25-29	250,000	271,140
Series 2017-HQ1, Class M1 (1 month LIBOR + 3.550%) (C)	5.171	08-25-29	250,000	273,147
Series 2017-HQA2, Class M1 (1 month LIBOR + 0.800%) (C)	2.421	12-25-29	237,856	238,690
Series 2017-SC01, Class M1 (D)(K)	3.594	12-25-46	187,524	186,700
Series 2017-SC02, Class M1 (D)(K)	3.879	05-25-47	109,741	109,036
Series 2017-SPI1, Class M1 (D)(K)	3.990	09-25-47	190,576	191,455
Series 4448, Class JA	4.000	11-15-36	98,559	101,037
Series 4604, Class FH (1 month LIBOR + 0.500%) (C)	2.088	08-15-46	14,402	14,515
Series 4621, Class FK (1 month LIBOR + 0.500%) (C)	2.088	10-15-46	82,300	82,747
Series 4623, Class EF (1 month LIBOR + 0.450%) (C)	2.038	10-15-46	52,215	52,584
Series 4623, Class MF (1 month LIBOR + 0.500%) (C)	2.088	10-15-46	50,511	50,854
80	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 4650, Class FL (1 month LIBOR + 0.450%) (C)	2.038	01-15-47	111,669	$112,560
Series 4654, Class FK (1 month LIBOR + 0.500%) (C)	2.088	02-15-47	65,108	65,814
Series 4661, Class GF (1 month LIBOR + 0.450%) (C)	2.038	02-15-47	57,769	58,137
Series K025, Class A1	1.875	04-25-22	148,681	146,208
Federal National Mortgage Association
Series 2006-114, Class HE	5.500	12-25-36	79,462	85,967
Series 2014-C03, Class 1M1 (1 month LIBOR + 0.950%) (C)	2.571	10-25-29	86,503	87,096
Series 2014-C04, Class 2M1 (1 month LIBOR + 0.850%) (C)	2.471	11-25-29	51,548	51,770
Series 2016-103, Class LF (1 month LIBOR + 0.500%) (C)	2.121	01-25-47	34,779	35,182
Series 2016-63, Class AF (1 month LIBOR + 0.500%) (C)	2.121	09-25-46	82,891	83,658
Series 2016-70, Class F (1 month LIBOR + 0.450%) (C)	2.071	10-25-46	97,990	98,926
Series 2016-85, Class FA (1 month LIBOR + 0.500%) (C)	2.121	11-25-46	81,769	81,574
Series 2016-85, Class FG (1 month LIBOR + 0.500%) (C)	2.121	11-25-46	80,758	81,462
Series 2016-C01, Class 2M1 (1 month LIBOR + 2.100%) (C)	3.721	08-25-28	121,278	121,812
Series 2016-C05, Class 2M1 (1 month LIBOR + 1.350%) (C)	2.971	01-25-29	53,729	54,017
Series 2017-90, Class KA	3.000	11-25-47	64,785	64,120
Series 2017-C02, Class 2M1 (1 month LIBOR + 1.150%) (C)	2.771	09-25-29	83,821	84,435
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%) (C)	5.271	09-25-29	115,000	125,832
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%) (C)	4.621	10-25-29	35,000	37,382
Series 2017-C05, Class 1M1 (1 month LIBOR + 0.550%) (C)	2.171	01-25-30	107,141	107,226
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%) (C)	3.821	01-25-30	70,000	71,252
Series 2017-C06, Class 2M1 (1 month LIBOR + 0.750%) (C)	2.371	02-25-30	38,187	38,278
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%) (C)	4.421	02-25-30	115,000	120,216
Series 2017-C07, Class 2M2 (1 month LIBOR + 2.500%) (C)	4.121	05-25-30	255,000	262,855
Series 319, Class 2 IO	6.500	02-25-32	2,887	652
Federal National Mortgage Association Series 2016-83, Class FA (1 month LIBOR + 0.500%) (C)	2.121	11-25-46	47,038	47,435
Government National Mortgage Association
Series 2010-103, Class IN IO	4.500	02-20-39	11,402	616
Series 2010-109, Class CI IO	4.500	12-20-37	3,692	1
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	81

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2010-127, Class JI IO	4.000	02-20-39	128,187	$9,580
Series 2010-165, Class IP IO	4.000	04-20-38	459,043	24,456
Series 2010-42, Class PI IO	4.500	09-20-37	31,485	3
Series 2010-87, Class HI IO	4.500	11-20-38	224,500	11,951
Series 2011-133, Class GB	3.500	09-20-41	100,000	98,137
Series 2011-41 Class AI IO	4.500	12-20-39	108,365	6,963
Series 2011-88, Class EI IO	4.500	11-20-39	16,721	1,111
Series 2011-94, Class AI IO	4.500	01-20-39	56,861	1,011
Series 2012-94, Class BI IO	4.000	05-20-37	156,367	21,296
Series 2013-24, Class OI IO	4.000	02-20-43	98,336	20,318
Series 2014-115, Class KI IO	3.000	06-20-37	168,187	18,606
Series 2014-119, Class I IO	4.000	08-20-44	414,347	74,308
Series 2014-129, Class BI IO	3.500	09-20-29	386,668	42,314
Series 2014-160, Class DI IO	3.500	04-20-39	382,206	41,238
Series 2015-100, Class AI IO	3.500	03-20-39	557,649	43,215
Series 2015-148, Class LI IO	3.500	06-20-39	396,403	47,580
Series 2015-148, Class LI IO	3.500	05-20-43	104,500	22,186
Series 2016-46, Class IO	3.500	04-20-46	966,787	162,060
Series 2016-60, Class IK IO	3.500	12-20-45	793,983	124,588
Series 2017-184, Class JH	3.000	12-20-47	121,164	120,425
Series 2017-87, Class KZ	3.500	06-20-47	307,072	304,100

Series 2018-8, Class DA	3.000	11-20-47	159,356	159,951
Asset backed securities 4.0%				$35,065,380
(Cost $35,272,872)
Asset backed securities 4.0%				35,065,380
Allegro CLO III, Ltd. Series 2015-3, Class A (3 month LIBOR + 0.840%) (C)(D)	2.585	07-25-27	250,000	250,005
Ally Auto Receivables Trust
Series 2015-2, Class B (D)	2.070	10-15-20	115,000	114,598
Series 2015-2, Class D (D)	3.010	03-15-22	30,000	30,033
Series 2016-1, Class B	1.990	03-15-21	115,000	114,296
Series 2016-1, Class C	2.290	06-15-21	75,000	74,818
Series 2016-1, Class D	2.840	09-15-22	30,000	30,108
Series 2017-2, Class C	2.460	09-15-22	10,000	9,858
Series 2017-2, Class D	2.930	11-15-23	15,000	14,741
Ally Master Owner Trust Series 2015-3, Class A	1.630	05-15-20	965,000	964,252
ALM XI, Ltd. Series 2014-11A, Class A2AR (3 month LIBOR + 1.550%) (C)(D)	3.281	10-17-26	390,000	390,734
American Express Credit Account Master Trust Series 2017-5, Class B (1 month LIBOR + 0.580%) (C)	2.168	02-18-25	200,000	200,532
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class D	2.860	12-09-19	85,000	85,189
82	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2014-1, Class E (D)	3.580	08-09-21	30,000	$30,191
Series 2014-2, Class E (D)	3.370	11-08-21	60,000	60,331
Series 2014-3, Class C	2.580	09-08-20	25,000	25,031
Series 2014-3, Class D	3.130	10-08-20	80,000	80,474
Series 2014-3, Class E (D)	3.720	03-08-22	120,000	120,815
Series 2014-4, Class C	2.470	11-09-20	40,000	40,029
Series 2014-4, Class E	3.660	03-08-22	115,000	115,756
Series 2015-2, Class A3	1.270	01-08-20	3,233	3,232
Series 2015-2, Class D	3.000	06-08-21	40,000	40,179
Series 2015-3, Class D	3.340	08-08-21	45,000	45,393
Series 2015-4, Class A3	1.700	07-08-20	20,646	20,613
Series 2015-4, Class C	2.880	07-08-21	65,000	65,277
Series 2016-1, Class A3	1.810	10-08-20	50,339	50,274
Series 2016-1, Class C	2.890	01-10-22	875,000	874,749
Series 2016-2, Class C	2.870	11-08-21	45,000	45,117
Series 2016-3, Class D	2.710	09-08-22	115,000	113,343
Series 2016-4, Class A3	1.530	07-08-21	65,000	64,423
Series 2017-1, Class B	2.300	02-18-22	65,000	64,089
Series 2017-1, Class C	2.710	08-18-22	15,000	14,817
Series 2017-3, Class B	2.240	06-19-23	75,000	73,867
Series 2017-3, Class C	2.690	06-19-23	80,000	79,290
Series 2017-4, Class C	2.600	09-18-23	75,000	73,745
ARI Fleet Lease Trust
Series 2015-A, Class A3 (D)	1.670	09-15-23	147,037	146,778
Series 2016-A, Class A2 (D)	1.820	07-15-24	30,652	30,617
Series 2017-A, Class A2 (D)	1.910	04-15-26	200,000	199,007
Series 2017-A, Class A3 (D)	2.280	04-15-26	100,000	98,763
Series 2018-A, Class A2 (D)	2.550	10-15-26	100,000	99,985
Ascentium Equipment Receivables Trust
Series 2015-2A, Class A3 (D)	1.930	03-11-19	60,880	60,872
Series 2016-1A, Class A3 (D)	1.920	12-10-19	59,560	59,457
Series 2016-2A, Class A2 (D)	1.460	04-10-19	23,046	23,006
Series 2017-1A, Class A2 (D)	1.870	07-10-19	47,138	47,024
Series 2017-1A, Class A3 (D)	2.290	06-10-21	50,000	49,505
Series 2017-2A, Class A3 (D)	2.310	12-10-21	60,000	59,015
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A (D)	2.100	03-20-19	16,667	16,667
Series 2013-1A, Class A (D)	1.920	09-20-19	510,000	509,179
Series 2013-2A, Class A (D)	2.970	02-20-20	475,000	476,680
Series 2013-2A, Class B (D)	3.660	02-20-20	100,000	100,594
Series 2014-1A, Class A (D)	2.560	07-20-20	390,000	388,773
Series 2014-2A, Class A (D)	2.500	02-20-21	100,000	99,389
Series 2015-1A, Class A (D)	2.500	07-20-21	100,000	98,816
Series 2016-2A, Class A (D)	2.720	11-20-22	165,000	162,474
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	83

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Babson CLO, Ltd. Series 2013-IA, Class AR (3 month LIBOR + 0.8000%) (C)(D)	2.545	01-20-28	250,000	$250,017
BankBoston Home Equity Loan Trust Series 1998-2, Class A6 (K)	6.640	12-25-28	8,326	8,316
Barclays Dryrock Issuance Trust Series 2015-1, Class A	2.200	12-15-22	100,000	98,905
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A (D)(K)	3.500	01-28-58	126,680	128,167
Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1 (D)(K)	3.000	03-28-57	81,385	80,252
Series 2017-SPL5, Class A (D)(K)	3.500	06-28-57	439,398	442,676
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A (D)(K)	3.500	01-28-55	86,159	86,761
BMW Vehicle Lease Trust
Series 2016-2, Class A3	1.430	09-20-19	35,000	34,817
Series 2017-1, Class A3	1.980	05-20-20	85,000	84,527
Series 2017-2, Class A3	2.070	10-20-20	30,000	29,726
California Republic Auto Receivables Trust Series 2015-1, Class B	2.510	02-16-21	20,000	19,898
Capital Auto Receivables Asset Trust
Series 2015-2, Class A3	1.730	09-20-19	157,295	157,225
Series 2015-4, Class A4	2.010	07-20-20	145,000	144,439
Series 2016-1, Class A3	1.730	04-20-20	28,026	27,968
Series 2016-2, Class A4	1.630	01-20-21	30,000	29,686
Series 2016-2, Class C	2.420	06-21-21	110,000	109,307
Series 2016-3, Class A3	1.540	08-20-20	19,122	19,046
Series 2017-1, Class B (D)	2.430	05-20-22	75,000	73,686
Series 2017-1, Class C (D)	2.700	09-20-22	15,000	14,775
Carlyle Global Market Strategies CLO, Ltd. Series 2015-1A, Class AR (3 month LIBOR + 1.000%) (C)(D)	2.745	04-20-27	250,000	250,538
CarMax Auto Owner Trust
Series 2014-1, Class B	1.690	08-15-19	20,000	19,998
Series 2014-1, Class C	1.930	11-15-19	30,000	30,003
Series 2014-1, Class D	2.430	08-17-20	295,000	295,066
Series 2016-1, Class A4	1.880	06-15-21	100,000	98,657
Series 2016-4, Class A3	1.400	08-15-21	100,000	98,632
Series 2016-4, Class C	2.260	07-15-22	40,000	39,198
Series 2017-4, Class A3	2.110	10-17-22	85,000	83,726
Series 2017-4, Class C	2.700	10-16-23	15,000	14,744
CCG Receivables Trust
Series 2015-1, Class B (D)	2.600	01-17-23	100,000	99,890
Series 2016-1, Class A2 (D)	1.690	09-14-22	72,229	71,847
Chase Funding Trust
Series 2002-2, Class 1M1	5.599	09-25-31	374	386
Series 2002-4, Class 2A1 (1 month LIBOR + 0.740%) (C)	2.361	10-25-32	4,515	4,476
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A2 (D)	1.360	01-15-20	23,933	23,923
84	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-BA, Class A3 (D)	1.640	07-15-21	100,000	$99,354
CNH Equipment Trust
Series 2015-B, Class A3	1.370	07-15-20	55,875	55,715
Series 2016-C, Class A3	1.440	12-15-21	90,000	88,770
Series 2017-C, Class B	2.540	05-15-25	5,000	4,889
Countrywide Asset-Backed Certificates Series 2004-BC1, Class M2 (1 month LIBOR + 1.605%) (C)	3.226	01-25-34	20,174	19,527
DB Master Finance LLC Series 2017-1A, Class A2I (D)	3.629	11-20-47	134,663	133,679
Diamond Resorts Owner Trust
Series 2013-2, Class A (D)	2.270	05-20-26	24,664	24,653
Series 2014-1, Class A (D)	2.540	05-20-27	26,653	26,542
Series 2015-1, Class A (D)	2.730	07-20-27	33,780	33,611
Series 2015-2, Class A (D)	2.990	05-22-28	25,529	25,361
Elara HGV Timeshare Issuer LLC Series 2014-A, Class A (D)	2.530	02-25-27	86,926	85,285
Enterprise Fleet Financing LLC
Series 2015-2, Class A2 (D)	1.590	02-22-21	30,060	30,048
Series 2017-1, Class A2 (D)	2.130	07-20-22	558,626	556,648
Series 2017-2, Class A2 (D)	1.970	01-20-23	210,000	208,678
Series 2017-3, Class A2 (D)	2.130	05-22-23	100,000	99,121
Ford Credit Auto Lease Trust Series 2017-A, Class A4	2.020	06-15-20	50,000	49,652
Ford Credit Auto Owner Trust
Series 2015-A, Class A3	1.280	09-15-19	10,402	10,391
Series 2016-C, Class B	1.730	03-15-22	80,000	77,818
Series 2016-C, Class C	1.930	04-15-23	55,000	53,724
Series 2018-1, Class C (D)	3.490	07-15-31	305,000	300,616
Ford Credit Floorplan Master Owner Trust A
Series 2013-4, Class C	2.290	06-15-20	65,000	65,008
Series 2016-3, Class A1	1.550	07-15-21	105,000	103,578
Series 2016-3, Class B	1.750	07-15-21	30,000	29,594
Series 2016-5, Class B	2.160	11-15-21	450,000	445,906
Series 2017-1, Class B	2.250	05-15-22	60,000	59,295
GM Financial Automobile Leasing Trust
Series 2016-2, Class A3	1.620	09-20-19	92,787	92,526
Series 2016-2, Class B	2.080	03-20-20	180,000	178,832
Series 2016-2, Class C	2.580	03-20-20	110,000	109,705
Series 2017-1, Class A3	2.060	05-20-20	130,000	129,257
Series 2017-1, Class A4	2.260	08-20-20	10,000	9,939
Series 2017-3, Class A3	2.010	11-20-20	110,000	108,952
Series 2018-1, Class C	3.110	12-20-21	35,000	34,869
Series 2018-1, Class D	3.370	10-20-22	75,000	74,718
GM Financial Consumer Automobile Receivables Trust
Series 2017-1A, Class C (D)	2.450	07-17-23	100,000	98,104
Series 2017-3A, Class B (D)	2.330	03-16-23	10,000	9,775
GMF Floorplan Owner Revolving Trust
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	85

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-1, Class A1 (D)	1.650	05-15-20	100,000	$99,921
Series 2015-1, Class C (D)	2.220	05-15-20	100,000	99,931
Series 2016-1, Class A1 (D)	1.960	05-17-21	405,000	402,055
Series 2016-1, Class B (D)	2.410	05-17-21	200,000	199,128
Series 2017-1, Class A1 (D)	2.220	01-18-22	205,000	203,404
Series 2017-1, Class B (D)	2.580	01-18-22	480,000	476,892
Series 2017-1, Class C (D)	2.970	01-18-22	100,000	99,117
Series 2017-3, Class C (D)	2.460	08-16-21	100,000	98,871
GreatAmerica Leasing Receivables Funding LLC
Series 2017-1, Class A2 (D)	1.720	04-22-19	71,446	71,303
Series 2017-1, Class A3 (D)	2.060	06-22-20	100,000	99,442
Series 2018-1, Class A3 (D)	2.600	06-15-21	25,000	24,997
GSAA Home Equity Trust
Series 2005-11, Class 2A1 (1 month LIBOR + 0.280%) (C)	1.901	10-25-35	40,340	40,053
Series 2005-14, Class 2A3 (1 month LIBOR + 0.350%) (C)	1.971	12-25-35	46,186	40,977
Series 2005-8, Class A3 (1 month LIBOR + 0.430%) (C)	2.051	06-25-35	95,392	94,522
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR (3 month LIBOR + 1.100%) (C)(D)	2.845	10-22-25	250,000	250,499
Series 2014-3A, Class B1R (3 month LIBOR + 1.700%) (C)(D)	3.445	10-22-25	250,000	250,238
Hilton Grand Vacations Trust
Series 2014-AA, Class A (D)	1.770	11-25-26	146,454	143,876
Series 2017-AA, Class A (D)	2.660	12-26-28	158,151	156,237
Honda Auto Receivables Owner Trust Series 2016-4, Class A4	1.360	01-18-23	90,000	87,756
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	120,000	118,334
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A4 (D)	1.660	07-15-19	185,128	185,078
Series 2016-B, Class A3 (D)	1.520	10-15-19	170,998	170,695
Series 2016-C, Class A3 (D)	1.490	02-18-20	160,000	159,275
Series 2016-C, Class A4 (D)	1.650	07-15-20	100,000	99,239
Series 2017-C, Class A3 (D)	2.120	02-16-21	105,000	104,064
Series 2018-A, Class A3 (D)	2.810	04-15-21	135,000	134,999
Hyundai Auto Receivables Trust Series 2017-A, Class B	2.380	04-17-23	25,000	24,526
Jimmy Johns Funding LLC Series 2017-1A, Class A2I (D)	3.610	07-30-47	64,675	64,408
John Deere Owner Trust
Series 2015-A, Class A3	1.320	06-17-19	8,684	8,675
Series 2016-A, Class A3	1.360	04-15-20	44,835	44,601
KKR CLO 12, Ltd. Series 12, Class A1R (3 month LIBOR + 1.050%) (C)(D)	2.772	07-15-27	495,000	495,149
KKR CLO 13, Ltd.
86	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 13, Class A1R (3 month LIBOR + 0.800%) (C)(D)	1.000	01-16-28	275,000	$275,000
Series 13, Class B1R (3 month LIBOR + 1.150%) (C)(D)	1.000	01-16-28	250,000	250,000
Kubota Credit Owner Trust
Series 2015-1A, Class A4 (D)	1.790	08-16-21	400,000	399,070
Series 2016-1A, Class A3 (D)	1.500	07-15-20	100,000	98,962
Madison Park Funding XVIII, Ltd. Series 2015-18A, Class A1R (3 month LIBOR + 1.190%) (C)(D)	2.935	10-21-30	500,000	503,557
Magnetite XVI, Ltd. Series 2015-16A, Class BR (3 month LIBOR + 1.200%) (C)(D)	2.978	01-18-28	280,000	280,016
Mercedes-Benz Auto Receivables Trust Series 2016-A, Class A3	1.520	03-15-19	33,295	33,277
Mill City Mortgage Loan Trust Series 2016-1, Class A1 (D)(K)	2.500	04-25-57	136,551	134,829
MMAF Equipment Finance LLC
Series 2015-AA, Class A3 (D)	1.390	10-16-19	10,671	10,667
Series 2015-AA, Class A4 (D)	1.930	07-16-21	195,000	194,212
Series 2016-AA, Class A4 (D)	1.760	01-17-23	225,000	219,337
Series 2017-B, Class A3 (D)	2.210	10-17-22	190,000	187,094
Series 2017-B, Class A4 (D)	2.410	11-15-24	100,000	97,631
MVW Owner Trust
Series 2013-1A, Class A (D)	2.150	04-22-30	47,568	46,741
Series 2014-1A, Class A (D)	2.250	09-22-31	73,857	72,458
Series 2017-1A, Class A (D)	2.420	12-20-34	186,824	182,488
Navient Private Education Loan Trust
Series 2017-A, Class A2A (D)	2.880	12-16-58	100,000	98,367
Series 2017-A, Class B (D)	3.910	12-16-58	100,000	96,077
Navient Private Education Refi Loan Trust Series 2018-A, Class A1 (D)	2.530	02-18-42	325,000	324,982
Navient Student Loan Trust
Series 2016-1A, Class A (1 month LIBOR + 0.700%) (C)(D)	2.321	02-25-70	339,815	342,807
Series 2018-1A, Class A2 (1 month LIBOR + 0.350%) (C)(D)	1.911	03-25-67	250,000	249,763
Nelnet Student Loan Trust
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) (C)	1.838	03-22-32	100,000	98,488
Series 2008-3, Class A4 (3 month LIBOR + 1.650%) (C)	3.594	11-25-24	171,128	174,327
Neuberger Berman CLO XVI-S, Ltd. Series 2017-16SA, Class A (3 month LIBOR + 0.850%) (C)(D)	2.572	01-15-28	260,000	260,522
Nissan Auto Lease Trust
Series 2016-B, Class A4	1.610	01-18-22	45,000	44,700
Series 2017-A, Class A3	1.910	04-15-20	175,000	173,458
Nissan Master Owner Trust Receivables
Series 2016-A, Class A2	1.540	06-15-21	55,000	54,259
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	87

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-C, Class A (1 month LIBOR + 0.320%) (C)	1.908	10-17-22	200,000	$200,220
OCP CLO, Ltd. Series 2015-10A, Class A1R (3 month LIBOR + 0.820%) (C)(D)	2.572	10-26-27	100,000	100,002
OZLM VIII, Ltd. Series 2014-8A, Class A1AR (3 month LIBOR + 1.130%) (C)(D)	2.861	10-17-26	560,000	561,129
Santander Drive Auto Receivables Trust
Series 2014-3, Class D	2.650	08-17-20	60,000	60,089
Series 2015-2, Class D	3.020	04-15-21	285,000	286,447
Series 2015-3, Class D	3.490	05-17-21	75,000	75,757
Series 2015-4, Class D	3.530	08-16-21	40,000	40,553
Series 2015-5, Class C	2.740	12-15-21	115,000	115,240
Series 2015-5, Class D	3.650	12-15-21	100,000	101,132
Series 2016-1, Class B	2.470	12-15-20	23,423	23,437
Series 2016-1, Class D	4.020	04-15-22	170,000	173,193
Series 2016-3, Class C	2.460	03-15-22	68,000	67,787
Series 2017-1, Class A2	1.490	02-18-20	37,068	37,032
Series 2017-1, Class B	2.100	06-15-21	45,000	44,826
Series 2017-1, Class C	2.580	05-16-22	55,000	54,649
Series 2018-1, Class C	2.960	03-15-24	100,000	99,508
Santander Retail Auto Lease Trust
Series 2017-A, Class A3 (D)	2.220	01-20-21	115,000	113,879
Series 2017-A, Class C (D)	2.960	11-21-22	235,000	232,353
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (D)(K)	2.050	06-20-31	18,113	18,051
Series 2014-3A, Class A (D)	2.300	10-20-31	99,508	98,920
Series 2015-1A, Class A (D)	2.400	03-22-32	154,850	153,743
Series 2015-2A, Class A (D)	2.430	06-20-32	70,044	69,478
Series 2015-3A, Class A (D)	2.580	09-20-32	166,642	166,212
Series 2016-2A, Class A (D)	2.330	07-20-33	38,704	38,237
SLM Student Loan Trust
Series 2008-1, Class A4 (3 month LIBOR + 0.650%) (C)	2.395	01-25-22	116,074	115,539
Series 2008-4, Class A4 (3 month LIBOR + 1.650%) (C)	3.395	07-25-22	230,690	236,638
Series 2008-5, Class A4 (3 month LIBOR + 1.700%) (C)	3.445	07-25-23	222,203	228,524
Series 2008-9, Class A (3 month LIBOR + 1.500%) (C)	3.245	04-25-23	261,167	267,219
Series 2010-1, Class A (1 month LIBOR + 0.400%) (C)	2.021	03-25-25	86,572	86,007
SMART ABS Trust
Series 2015-3US, Class A3A	1.660	08-14-19	44,522	44,424
Series 2016-2US, Class A2A	1.450	08-14-19	50,032	49,865
Series 2016-2US, Class A3A	1.710	03-15-21	270,000	265,845
SMB Private Education Loan Trust
Series 2014-A, Class A2A (D)	3.050	05-15-26	100,851	101,512
88	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-A, Class A2A (D)	2.490	06-15-27	151,345	$149,536
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) (C)(D)	2.588	06-15-27	94,591	95,535
Series 2015-B, Class A2A (D)	2.980	07-15-27	159,487	158,677
Series 2015-B, Class A3 (1 month LIBOR + 1.750%) (C)(D)	3.338	05-17-32	180,000	188,888
Series 2015-C, Class A2A (D)	2.750	07-15-27	160,168	159,258
Series 2015-C, Class B (D)	3.500	09-15-43	100,000	96,361
Series 2016-A, Class A2A (D)	2.700	05-15-31	200,000	196,753
Series 2016-B, Class A2A (D)	2.430	02-17-32	560,000	547,265
Series 2017-A, Class A2A (D)	2.880	09-15-34	195,000	191,272
Springleaf Funding Trust Series 2016-AA, Class A (D)	2.900	11-15-29	120,000	120,015
Synchrony Credit Card Master Note Trust
Series 2013-1, Class B	1.690	03-15-21	630,000	629,839
Series 2015-1, Class B	2.640	03-15-23	180,000	178,276
Series 2015-3, Class B	1.940	09-15-21	100,000	99,704
Series 2015-4, Class B	2.620	09-15-23	85,000	83,761
Series 2017-1, Class C	2.560	06-15-23	125,000	123,563
Terwin Mortgage Trust Series 2005-14HE, Class AF2	4.849	08-25-36	3,652	3,658
Towd Point Mortgage Trust
Series 2015-3, Class A1B (D)(K)	3.000	03-25-54	179,044	178,809
Series 2015-4, Class A1B (D)(K)	2.750	04-25-55	52,976	52,635
Series 2015-5, Class A1B (D)(K)	2.750	05-25-55	166,745	165,717
Series 2016-1, Class A1B (D)(K)	2.750	02-25-55	141,713	140,640
Series 2016-1, Class A3B (D)(K)	3.000	02-25-55	114,527	113,857
Series 2016-2, Class A1A (D)(K)	2.750	08-25-55	82,399	81,272
Series 2016-3, Class A1 (D)(K)	2.250	04-25-56	237,403	233,636
Series 2017-1, Class A1 (D)(K)	2.750	10-25-56	79,864	79,141
Series 2017-1, Class M1 (D)(K)	3.750	10-25-56	485,000	487,823
Series 2017-2, Class A1 (D)(K)	2.750	04-25-57	167,803	166,275
Series 2017-3, Class A1 (D)(K)	2.750	07-25-57	321,064	317,540
Series 2017-4, Class A1 (D)(K)	2.750	06-25-57	148,641	146,523
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (C)(D)	2.221	02-25-57	127,278	127,737
Series 2017-6, Class A1 (D)(K)	2.750	10-25-57	164,459	162,045
Series 2018-1, Class A1 (D)(K)	3.000	01-25-58	100,000	99,936
Utility Debt Securitization Authority Series 2013-T, Class T1	2.042	06-15-21	146,000	145,200
VB-S1 Issuer LLC Series 2016-1A, Class F (D)	6.901	06-15-46	85,000	87,151
Verizon Owner Trust
Series 2016-2A, Class A (D)	1.680	05-20-21	230,000	227,354
Series 2017-1A, Class A (D)	2.060	09-20-21	260,000	257,603
Series 2017-1A, Class B (D)	2.450	09-20-21	100,000	98,899
Series 2017-1A, Class C (D)	2.650	09-20-21	105,000	103,961
Series 2017-3A, Class C (D)	2.530	04-20-22	100,000	98,587
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	89

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A4	1.390	05-20-21	227,946	$227,634
Volvo Financial Equipment LLC Series 2016-1A, Class A3 (D)	1.670	02-18-20	112,256	111,931
Volvo Financial Equipment LLC Series Series 2018-1A, Class B (D)	2.910	01-17-23	35,000	34,821
Volvo Financial Equipment Master Owner Trust Series 2017-A, Class A (1 month LIBOR + 0.500%) (C)(D)	2.088	11-15-22	100,000	100,328
Voya CLO, Ltd. Series 2016-1A, Class A2R (3 month LIBOR + 1.300%) (C)(D)	3.017	01-20-31	325,000	325,298
Wendys Funding LLC Series 2018-1A, Class A2I (D)	3.573	03-15-48	70,000	68,696
Wheels SPV 2 LLC
Series 2015-1A, Class A2 (D)	1.270	04-22-24	9,133	9,126
Series 2016-1A, Class A2 (D)	1.590	05-20-25	117,840	117,345
World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3	1.450	08-15-19	85,000	84,483

	Shares	Value
Common stocks 10.1%		$89,332,584
(Cost $65,887,910)
Consumer discretionary 0.8%		7,062,600
Auto components 0.1%
Adient PLC	7,960	493,998
Automobiles 0.0%
Ford Motor Company	12,000	127,320
Hotels, restaurants and leisure 0.1%
Caesars Entertainment Corp. (E)	19,096	242,519
Las Vegas Sands Corp.	12,200	888,282
Leisure products 0.1%
Mattel, Inc.	32,500	516,750
Media 0.4%
Comcast Corp., Class A	24,736	895,691
Liberty Broadband Corp., Series A (E)	1,675	146,362
Liberty Broadband Corp., Series C (E)	2,250	197,730
Liberty Latin America, Ltd., Class C (E)	262	5,358
News Corp., Class A	44,300	714,559
The Walt Disney Company	2,900	299,164
Twenty-First Century Fox, Inc., Class B	43,100	1,569,702
Multiline retail 0.1%
Kohl's Corp.	10,200	674,118
Specialty retail 0.0%
L Brands, Inc.	5,900	291,047
90	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples 0.8%		$7,119,341
Beverages 0.1%
Diageo PLC	2,034	69,015
PepsiCo, Inc.	6,946	762,185
Food and staples retailing 0.2%
CVS Health Corp.	9,084	615,259
Walmart, Inc.	10,400	936,104
Food products 0.3%
Archer-Daniels-Midland Company	18,453	766,169
Kellogg Company	5,250	347,550
Tyson Foods, Inc., Class A	16,300	1,212,394
Household products 0.1%
Kimberly-Clark Corp.	9,500	1,053,740
Personal products 0.0%
Coty, Inc., Class A	14,493	280,005
Tobacco 0.1%
Philip Morris International, Inc.	10,400	1,076,920
Energy 1.0%		8,999,753
Energy equipment and services 0.0%
Archrock, Inc.	20,500	194,750
Oil, gas and consumable fuels 1.0%
Anadarko Petroleum Corp.	2,225	126,914
Apache Corp.	17,099	583,931
Canadian Natural Resources, Ltd.	600	18,876
Chevron Corp.	8,050	900,956
EQT Corp.	1,670	84,018
Exxon Mobil Corp.	29,000	2,196,460
Frontera Energy Corp. (E)	3,500	117,312
Frontera Energy Corp. (E)	9,695	324,955
Hess Corp.	21,331	968,854
Marathon Oil Corp.	7,025	102,003
Noble Energy, Inc.	4,075	121,557
Occidental Petroleum Corp.	13,300	872,480
TOTAL SA	30,791	1,751,353
TransCanada Corp.	14,700	635,334
Financials 2.8%		24,853,557
Banks 1.4%
Bank of America Corp.	4,828	154,979
Citigroup, Inc.	16,941	1,278,876
Fifth Third Bancorp	43,000	1,421,150
JPMorgan Chase & Co.	32,558	3,760,449
KeyCorp	36,500	771,245
The PNC Financial Services Group, Inc.	6,453	1,017,380
U.S. Bancorp	24,800	1,348,128
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	91

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company	47,000	$2,745,270
Capital markets 0.7%
Ameriprise Financial, Inc.	2,508	392,352
Franklin Resources, Inc.	15,300	591,651
Morgan Stanley	37,500	2,100,750
Northern Trust Corp.	4,283	453,441
State Street Corp.	13,600	1,443,640
The Bank of New York Mellon Corp.	13,484	768,993
Insurance 0.7%
American International Group, Inc.	19,300	1,106,662
Brighthouse Financial, Inc. (E)	13,069	709,255
Chubb, Ltd.	8,043	1,141,463
Loews Corp.	23,481	1,158,318
Marsh & McLennan Companies, Inc.	5,709	473,961
MetLife, Inc.	25,966	1,199,370
Willis Towers Watson PLC	1,927	304,273
XL Group, Ltd.	12,100	511,951
Health care 1.1%		9,837,846
Biotechnology 0.1%
Gilead Sciences, Inc.	13,450	1,058,919
Health care equipment and supplies 0.2%
Becton, Dickinson and Company	3,050	677,161
Medtronic PLC	13,900	1,110,471
Health care providers and services 0.2%
Anthem, Inc.	7,044	1,658,017
Pharmaceuticals 0.6%
Bristol-Myers Squibb Company	11,800	781,160
GlaxoSmithKline PLC	30,473	546,495
GlaxoSmithKline PLC, ADR (L)	9,900	359,469
Johnson & Johnson	12,150	1,578,042
Merck & Company, Inc.	15,400	834,988
Pfizer, Inc.	33,961	1,233,124
Industrials 1.0%		9,158,595
Aerospace and defense 0.4%
Harris Corp.	10,300	1,608,345
The Boeing Company	4,788	1,734,261
Air freight and logistics 0.1%
United Parcel Service, Inc., Class B	9,946	1,038,462
Airlines 0.1%
Alaska Air Group, Inc.	1,300	83,850
Delta Air Lines, Inc.	7,000	377,300
Southwest Airlines Company	6,037	349,180
92	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Building products 0.2%
Johnson Controls International PLC	37,595	$1,386,128
Commercial services and supplies 0.0%
Stericycle, Inc. (E)	4,000	250,680
Electrical equipment 0.1%
Emerson Electric Company	11,130	790,898
Industrial conglomerates 0.0%
General Electric Company	26,824	378,487
Machinery 0.1%
Flowserve Corp.	10,586	448,317
Illinois Tool Works, Inc.	1,500	242,160
Pentair PLC	6,850	470,527
Information technology 0.9%		8,053,619
Communications equipment 0.2%
Cisco Systems, Inc.	33,800	1,513,564
Electronic equipment, instruments and components 0.0%
TE Connectivity, Ltd.	4,120	424,731
Semiconductors and semiconductor equipment 0.4%
Analog Devices, Inc.	2,305	207,796
Applied Materials, Inc.	12,741	733,754
QUALCOMM, Inc.	27,700	1,800,500
Texas Instruments, Inc.	6,200	671,770
Software 0.2%
CA, Inc.	4,500	157,950
Microsoft Corp.	22,051	2,067,722
Technology hardware, storage and peripherals 0.1%
Hewlett Packard Enterprise Company	12,800	237,952
Western Digital Corp.	2,733	237,880
Materials 0.6%		5,094,314
Chemicals 0.3%
Akzo Nobel NV	1,869	182,075
CF Industries Holdings, Inc.	22,400	923,776
DowDuPont, Inc.	25,273	1,776,692
Construction materials 0.1%
Vulcan Materials Company	5,450	641,629
Containers and packaging 0.1%
International Paper Company	14,684	875,020
Metals and mining 0.1%
Constellium NV, Class A (E)	10,350	120,060
Nucor Corp.	8,793	575,062
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	93

	Shares	Value
Real estate 0.3%		$2,230,853
Equity real estate investment trusts 0.3%
Equity Residential	11,200	629,776
Rayonier, Inc.	23,285	791,457
SL Green Realty Corp.	2,306	223,498
Weyerhaeuser Company	16,732	586,122
Telecommunication services 0.3%		2,901,788
Diversified telecommunication services 0.3%
CenturyLink, Inc.	14,475	255,773
Telefonica SA	53,405	518,345
Verizon Communications, Inc.	34,525	1,648,224
Wireless telecommunication services 0.0%
T-Mobile US, Inc. (E)	6,550	396,996
Vodafone Group PLC	29,493	82,450
Utilities 0.5%		4,020,318
Electric utilities 0.4%
Edison International	10,037	608,142
PG&E Corp.	11,823	485,807
The Southern Company	34,901	1,502,837
Westar Energy, Inc.	6,800	331,364
Multi-utilities 0.1%
NiSource, Inc.	38,554	891,754

Sempra Energy	1,839	200,414
Preferred securities 0.3%		$2,815,746
(Cost $2,558,088)
Energy 0.0%		110,889
Oil, gas and consumable fuels 0.0%
Hess Corp., 8.000% (L)	2,025	110,889
Health care 0.1%		956,592
Health care equipment and supplies 0.1%
Becton, Dickinson and Company, 6.125%	16,352	956,592
Utilities 0.2%		1,748,265
Electric utilities 0.1%
NextEra Energy, Inc., 6.123%	17,364	960,229
Multi-utilities 0.1%
DTE Energy Company, 6.500%	3,151	163,033

Sempra Energy, 6.000%	6,168	625,003
Exchange-traded funds 0.0%		$106,875
(Cost $130,694)
VanEck Vectors Oil Services ETF (L)	4,500	106,875

94	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/ Notional amount	Value
Purchased options 0.0%		$66,813
(Cost $73,454)
Calls 0.0%		44,416
Exchange Traded Option on 10-Year U.S. Treasury Futures (Expiration Date: 5-25-18; Strike Price: $121.50; Notional Amount: 81,000) (E)	81	37,969
Over the Counter Option on the USD vs. TRY (Expiration Date: 3-15-18; Strike Price: $3.86; Counterparty: Bank of America N.A.) (E)(M)	1,500,000	6,447
Puts 0.0%		22,397
Exchange Traded Option on 10-Year U.S. Treasury Futures (Expiration Date: 3-23-18; Strike Price: $119.50; Notional Amount: 12,000) (E)	12	3,938
Over the Counter Option on 5-Year Credit Default Swap on CDX.EM.S28 (Expiration Date: 3-21-18; Strike Rate: 0.980%; Counterparty: Barclays Capital) (E)(M)	650,000	567
Over the Counter Option on the EUR vs. USD (Expiration Date: 3-1-18; Strike Price: $1.24; Counterparty: Goldman Sachs & Company) (E)(M)	1,125,000	17,892

	Yield (%)	Shares	Value
Securities lending collateral 0.0%			$426,415
(Cost $426,442)
John Hancock Collateral Trust (N)	1.5822(O)	42,627	426,415

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 3.0%					$26,245,856
(Cost $26,231,045)
Commercial paper 0.1%					719,730
Energy Transfer Partners LP	2.480	04-03-18		250,000	249,432
Equifax, Inc.	2.450	05-02-18		250,000	248,727
Ford Motor Credit Company LLC	2.780	02-19-19		115,000	111,819
Intesa Sanpaolo SpA	2.100	09-27-18		110,000	109,752
Foreign government 0.2%					1,709,339
Egypt Treasury Bill	17.810	03-13-18	EGP	1,700,000	95,682
Egypt Treasury Bill	16.190	03-20-18	EGP	2,200,000	123,409
Egypt Treasury Bill	15.575	03-20-18	EGP	2,825,000	158,599
Egypt Treasury Bill	17.310	04-17-18	EGP	1,250,000	69,182
Egypt Treasury Bill	16.501	05-29-18	EGP	4,700,000	255,038
Egypt Treasury Bill	14.500	07-10-18	EGP	4,500,000	240,121
Egypt Treasury Bill	15.046	07-10-18	EGP	5,200,000	276,863
Egypt Treasury Bill	13.646	02-05-19	EGP	3,900,000	192,294
Japan Treasury Discount Bill	(0.114)	06-20-18	JPY	31,800,000	298,151

	Yield (%)	Shares	Value
Money market funds 2.5%			21,832,787
T. Rowe Price Government Money Fund	1.3696(O)	21,832,787	21,832,787

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	95

	Par value^	Value
Repurchase agreement 0.2%		1,984,000
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $1,984,030 on 3-1-18, collateralized by $2,030,000 Federal Home Loan Bank Discount Notes, 0.000% due 4-25-18 (valued at $2,024,917, including interest)	1,984,000	1,984,000

Total investments (Cost $889,729,017) 103.2%	$915,090,163
Other assets and liabilities, net (3.2%)	(28,331,388)
Total net assets 100.0%	$886,758,775

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (2.7%)				$ (24,153,881)
(Proceeds received $(24,546,949))
U.S. Government Agency (2.7%)				(24,153,881)
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (B)	3.000	TBA	(1,185,000)	(1,148,261)
30 Yr Pass Thru (B)	3.000	TBA	(1,185,000)	(1,147,613)
Federal National Mortgage Association
15 Yr Pass Thru (B)	2.500	TBA	(3,090,000)	(3,014,946)
15 Yr Pass Thru (B)	3.500	TBA	(2,545,000)	(2,587,879)
30 Yr Pass Thru (B)	3.000	TBA	(4,085,000)	(4,006,014)
30 Yr Pass Thru (B)	3.000	TBA	(3,610,000)	(3,498,220)
30 Yr Pass Thru (B)	3.000	TBA	(4,085,000)	(3,960,746)
30 Yr Pass Thru (B)	3.500	TBA	(1,630,000)	(1,646,364)
30 Yr Pass Thru (B)	3.500	TBA	(1,630,000)	(1,628,103)
Government National Mortgage Association 30 Yr Pass Thru(B)	4.000	TBA	(1,475,000)	(1,515,735)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
96	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
VND	Vietnamese Dong
ZAR	South African Rand
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $153,118,315 or 17.3% of the fund's net assets as of 2-28-18.
(E)	Non-income producing security.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	A portion of this security is on loan as of 2-28-18.
(M)	For this type of option, notional amounts are equivalent to number of contracts.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(O)	The rate shown is the annualized seven-day yield as of 2-28-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	97

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
98	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year Canada Government Bond Futures	12	Long	Jun 2018	$1,225,739	$1,231,421	$5,682
10-Year U.S. Treasury Note Futures	2	Long	Jun 2018	239,253	240,094	841
10-Year Ultra U.S. Treasury Note Futures	4	Long	Jun 2018	510,694	512,250	1,556
2-Year U.S. Treasury Note Futures	160	Long	Jun 2018	33,987,759	33,995,000	7,241
3-Year South Korea Government Bond Futures	12	Long	Mar 2018	1,198,330	1,193,905	(4,425)
5-Year U.S. Treasury Note Futures	110	Long	Jun 2018	12,516,975	12,532,266	15,291
Euro-BTP Italian Government Bond Futures	4	Long	Mar 2018	679,733	667,828	(11,905)
Eurodollar Futures	6	Long	Dec 2019	1,457,862	1,457,250	(612)
Euro-OAT Futures	6	Long	Mar 2018	1,147,173	1,124,938	(22,235)
German Euro BOBL Futures	7	Long	Mar 2018	1,115,674	1,119,082	3,408
U.S. Treasury Long Bond Futures	46	Long	Jun 2018	6,572,918	6,598,125	25,207
Ultra U.S. Treasury Bond Futures	6	Long	Jun 2018	930,666	935,250	4,584
10-Year U.S. Treasury Note Futures	44	Short	Jun 2018	(5,263,081)	(5,282,062)	(18,981)
10-Year Ultra U.S. Treasury Note Futures	65	Short	Jun 2018	(8,298,097)	(8,324,062)	(25,965)
5-Year U.S. Treasury Note Futures	26	Short	Jun 2018	(2,958,270)	(2,962,172)	(3,902)
Euro SCHATZ Futures	8	Short	Mar 2018	(1,094,233)	(1,092,827)	1,406
Euro-Buxl Futures	4	Short	Mar 2018	(814,337)	(788,315)	26,022
Eurodollar Futures	9	Short	Dec 2020	(2,186,307)	(2,184,188)	2,119
German Euro BOBL Futures	3	Short	Mar 2018	(476,967)	(479,606)	(2,639)
German Euro BUND Futures	6	Short	Mar 2018	(1,185,101)	(1,167,101)	18,000
U.K. Long Gilt Bond Futures	5	Short	Jun 2018	(831,618)	(833,454)	(1,836)
U.S. Treasury Long Bond Futures	4	Short	Jun 2018	(571,494)	(573,750)	(2,256)
Ultra U.S. Treasury Bond Futures	13	Short	Jun 2018	(2,013,909)	(2,026,375)	(12,466)
						$4,135
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	25,272,000	USD	1,355,124	BNP Paribas SA	3/9/2018	—	$(103,236)
ARS	1,407,000	USD	76,718	State Street Bank London	3/9/2018	—	(7,020)
AUD	1,224,765	USD	960,010	Bank of America, N.A.	5/18/2018	—	(8,565)
AUD	296,000	USD	233,291	JPMorgan Chase Bank N.A.	6/15/2018	—	(3,315)
AUD	54,331	USD	43,022	State Street Bank London	6/15/2018	—	(809)
BRL	345,000	USD	105,055	Barclays Bank PLC Wholesale	3/9/2018	$1,107	—
BRL	1,795,000	USD	544,122	BNP Paribas SA	3/9/2018	8,228	—
BRL	1,465,000	USD	448,898	Deutsche Bank AG London	3/9/2018	1,906	—
BRL	2,384,417	USD	708,004	HSBC Bank USA	3/9/2018	25,719	—
BRL	2,866,000	USD	864,434	JPMorgan Chase Bank N.A.	3/9/2018	17,480	—
BRL	1,691,807	USD	514,268	Barclays Bank PLC Wholesale	4/6/2018	4,910	—
BRL	2,625,658	USD	808,795	Deutsche Bank AG London	4/6/2018	—	(3,038)
BRL	2,960,000	USD	877,505	HSBC Bank USA	4/6/2018	30,854	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	99

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	1,064,746	USD	322,123	JPMorgan Chase Bank N.A.	4/6/2018	$4,624	—
BRL	175,000	USD	54,997	State Street Bank London	4/6/2018	—	$(1,293)
CAD	2,781,802	USD	2,238,500	Citibank N.A.	4/20/2018	—	(68,537)
CAD	54,174	USD	42,902	State Street Bank London	4/20/2018	—	(642)
CHF	747,000	USD	805,240	HSBC Bank USA	5/18/2018	—	(8,986)
CLP	103,704,577	USD	174,469	State Street Bank London	4/6/2018	—	(251)
CNH	2,976,000	USD	473,012	HSBC Bank USA	5/11/2018	—	(4,681)
COP	4,488,622,382	USD	1,497,081	BNP Paribas SA	3/9/2018	69,087	—
COP	615,774,000	USD	204,562	Deutsche Bank AG London	3/9/2018	10,293	—
COP	70,198,000	USD	23,145	State Street Bank London	3/9/2018	1,349	—
COP	3,190,058,282	USD	1,108,236	HSBC Bank USA	5/4/2018	2,500	—
CZK	47,835,100	USD	2,305,197	Bank of America, N.A.	4/13/2018	—	(2,612)
CZK	3,536,087	USD	172,500	State Street Bank London	4/13/2018	—	(2,287)
CZK	23,694,000	USD	1,117,441	Bank of America, N.A.	12/18/2018	40,018	—
DKK	3,963,582	USD	656,937	Citibank N.A.	4/13/2018	—	(5,365)
EUR	189,394	USD	234,162	Barclays Bank PLC Wholesale	4/20/2018	—	(2,238)
EUR	475,725	USD	592,873	Goldman Sachs International	4/20/2018	—	(10,319)
EUR	164,000	USD	201,109	HSBC Bank USA	4/20/2018	—	(281)
EUR	187,469	USD	234,075	Royal Bank of Canada	4/20/2018	—	(4,508)
EUR	54,550	USD	66,805	State Street Bank London	4/20/2018	—	(5)
EUR	294,000	USD	363,302	Bank of America, N.A.	5/18/2018	—	(2,552)
GBP	1,173,242	USD	1,648,675	Bank of America, N.A.	5/18/2018	—	(27,985)
GBP	118,456	USD	166,380	State Street Bank London	5/18/2018	—	(2,748)
HUF	40,589,350	USD	163,604	Bank of America, N.A.	4/13/2018	—	(5,400)
HUF	340,786,157	USD	1,356,255	Citibank N.A.	4/13/2018	—	(27,982)
HUF	17,087,000	USD	69,015	State Street Bank London	4/13/2018	—	(2,415)
IDR	21,511,277,132	USD	1,602,691	HSBC Bank USA	5/4/2018	—	(49,660)
IDR	1,146,043,000	USD	85,341	State Street Bank London	5/4/2018	—	(2,601)
ILS	76,000	USD	22,424	HSBC Bank USA	4/23/2018	—	(517)
JPY	12,008,000	USD	112,931	Bank of America, N.A.	4/20/2018	5	—
JPY	641,350,000	USD	5,831,786	Citibank N.A.	4/20/2018	200,146	—
JPY	562,560,958	USD	5,107,041	HSBC Bank USA	4/20/2018	183,873	—
JPY	157,243,000	USD	1,464,377	JPMorgan Chase Bank N.A.	4/20/2018	14,501	—
JPY	8,442,000	USD	77,709	State Street Bank London	4/20/2018	1,689	—
KRW	44,452,456	USD	41,122	Barclays Bank PLC Wholesale	5/11/2018	—	(91)
MXN	5,566,000	USD	284,938	Goldman Sachs International	5/18/2018	6,735	—
MXN	989,165	USD	51,635	State Street Bank London	5/18/2018	200	—
MYR	2,324,747	USD	582,894	Deutsche Bank AG London	3/9/2018	9,248	—
MYR	11,041,131	USD	2,710,370	HSBC Bank USA	3/9/2018	101,941	—
MYR	135,000	USD	32,980	Deutsche Bank AG London	4/13/2018	1,357	—
MYR	400,744	USD	99,957	HSBC Bank USA	4/13/2018	1,973	—
MYR	1,705,629	USD	435,554	JPMorgan Chase Bank N.A.	4/13/2018	—	(1,723)
MYR	6,296,269	USD	1,600,434	Deutsche Bank AG London	5/11/2018	540	—
NZD	249,000	USD	182,939	BNP Paribas SA	5/18/2018	—	(3,448)
100	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
PEN	3,243,000	USD	995,391	BNP Paribas SA	3/9/2018	—	$(2,844)
PEN	140,000	USD	43,105	State Street Bank London	3/9/2018	—	(257)
PHP	12,010,000	USD	229,374	Barclays Bank PLC Wholesale	4/6/2018	$131	—
PHP	12,108,000	USD	236,369	HSBC Bank USA	4/6/2018	—	(4,991)
PLN	1,661,011	USD	500,106	BNP Paribas SA	5/11/2018	—	(14,148)
PLN	2,991,970	USD	886,011	Citibank N.A.	5/11/2018	—	(10,657)
PLN	720,432	USD	213,722	State Street Bank London	5/11/2018	—	(2,947)
RON	1,198,293	USD	317,858	Bank of America, N.A.	4/13/2018	—	(3,577)
RON	902,000	USD	231,996	Citibank N.A.	4/13/2018	4,575	—
RON	886,000	USD	232,334	Deutsche Bank AG London	4/13/2018	40	—
RON	72,000	USD	18,880	State Street Bank London	4/13/2018	4	—
RUB	31,470,132	USD	553,926	State Street Bank London	4/13/2018	2,552	—
SEK	218,000	USD	27,297	State Street Bank London	4/20/2018	—	(891)
SEK	461,000	USD	55,992	Bank of America, N.A.	5/18/2018	—	(37)
SGD	41,000	USD	31,317	JPMorgan Chase Bank N.A.	5/11/2018	—	(329)
THB	10,231,430	USD	322,295	Citibank N.A.	5/4/2018	4,271	—
THB	10,232,000	USD	322,217	HSBC Bank USA	5/4/2018	4,368	—
TRY	1,210,609	USD	302,490	Barclays Bank PLC Wholesale	3/9/2018	15,207	—
TRY	401,000	USD	99,203	Deutsche Bank AG London	3/9/2018	6,030	—
TRY	246,000	USD	61,046	State Street Bank London	3/9/2018	3,511	—
TRY	917,000	USD	227,149	Deutsche Bank AG London	4/6/2018	11,539	—
TRY	935,000	USD	234,398	HSBC Bank USA	4/6/2018	8,975	—
TRY	380,000	USD	100,136	JPMorgan Chase Bank N.A.	4/6/2018	—	(1,225)
TRY	847,840	USD	220,421	State Street Bank London	4/6/2018	265	—
TWD	746,000	USD	25,970	Goldman Sachs International	6/8/2018	—	(315)
USD	359,273	ARS	6,980,000	BNP Paribas SA	3/9/2018	13,509	—
USD	233,800	ARS	4,676,000	Citibank N.A.	3/9/2018	2,168	—
USD	98,979	ARS	1,938,000	HSBC Bank USA	3/9/2018	2,977	—
USD	107,210	ARS	2,223,000	BNP Paribas SA	5/4/2018	379	—
USD	986,879	AUD	1,224,765	Citibank N.A.	5/18/2018	35,434	—
USD	381,391	AUD	486,000	Canadian Imperial Bank of Commerce	6/15/2018	3,795	—
USD	382,615	AUD	487,000	Citibank N.A.	6/15/2018	4,243	—
USD	128,450	AUD	160,000	HSBC Bank USA	6/15/2018	4,138	—
USD	32,416	AUD	41,000	JPMorgan Chase Bank N.A.	6/15/2018	561	—
USD	1,155,442	AUD	1,469,106	State Street Bank London	6/15/2018	14,026	—
USD	867,133	BRL	2,894,761	Barclays Bank PLC Wholesale	3/9/2018	—	(23,631)
USD	1,029,254	BRL	3,372,996	BNP Paribas SA	3/9/2018	—	(8,671)
USD	745,981	BRL	2,416,243	Deutsche Bank AG London	3/9/2018	2,465	—
USD	1,043,777	BRL	3,462,000	JPMorgan Chase Bank N.A.	3/9/2018	—	(21,536)
USD	21,127	BRL	69,000	State Street Bank London	3/9/2018	—	(106)
USD	522,832	BRL	1,730,000	Barclays Bank PLC Wholesale	4/6/2018	—	(8,067)
USD	914,248	BRL	3,004,917	Deutsche Bank AG London	4/6/2018	—	(7,895)
USD	525,409	BRL	1,736,686	JPMorgan Chase Bank N.A.	4/6/2018	—	(7,542)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	101

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	179,284	BRL	587,691	State Street Bank London	4/6/2018	—	$(1,066)
USD	527,690	BRL	1,678,000	JPMorgan Chase Bank N.A.	5/3/2018	$14,202	—
USD	283,252	CAD	352,000	Citibank N.A.	4/20/2018	8,672	—
USD	82,139	CAD	103,000	JPMorgan Chase Bank N.A.	4/20/2018	1,793	—
USD	153,260	CAD	189,000	Royal Bank of Canada	4/20/2018	5,829	—
USD	53,916	CAD	67,000	State Street Bank London	4/20/2018	1,652	—
USD	460,291	CHF	427,000	HSBC Bank USA	5/18/2018	5,137	—
USD	472,354	CLP	300,246,000	BNP Paribas SA	4/6/2018	—	(32,044)
USD	1,370,093	CLP	847,974,785	HSBC Bank USA	4/6/2018	—	(54,461)
USD	111,203	CLP	70,179,000	State Street Bank London	4/6/2018	—	(6,694)
USD	348,580	CLP	211,495,850	Barclays Bank PLC Wholesale	5/11/2018	—	(6,569)
USD	823,422	CLP	527,058,270	BNP Paribas SA	5/11/2018	—	(61,626)
USD	275,413	CLP	180,864,000	Citibank N.A.	5/11/2018	—	(28,298)
USD	135,273	CLP	84,259,000	State Street Bank London	5/11/2018	—	(6,217)
USD	235,617	CNH	1,506,000	Citibank N.A.	5/11/2018	—	(1,381)
USD	368,503	COP	1,108,088,100	BNP Paribas SA	3/9/2018	—	(18,131)
USD	1,333,507	COP	3,835,515,282	HSBC Bank USA	3/9/2018	—	(4,779)
USD	81,326	COP	230,991,000	State Street Bank London	3/9/2018	729	—
USD	258,679	CZK	5,357,940	Goldman Sachs International	4/13/2018	769	—
USD	95,328	CZK	1,942,000	JPMorgan Chase Bank N.A.	4/13/2018	1,849	—
USD	14,771	CZK	302,000	Bank of America, N.A.	12/18/2018	18	—
USD	264,439	DKK	1,603,582	Citibank N.A.	4/13/2018	826	—
USD	26,592	DKK	159,000	JPMorgan Chase Bank N.A.	4/13/2018	454	—
USD	364,007	EGP	6,553,000	Deutsche Bank AG London	5/3/2018	—	(2,389)
USD	288,144	EUR	231,276	Barclays Bank PLC Wholesale	4/20/2018	4,932	—
USD	1,863,350	EUR	1,512,704	Citibank N.A.	4/20/2018	10,951	—
USD	631,458	EUR	508,000	Deutsche Bank AG London	4/20/2018	9,381	—
USD	117,331	EUR	94,000	Goldman Sachs International	4/20/2018	2,223	—
USD	119,037	EUR	96,000	HSBC Bank USA	4/20/2018	1,479	—
USD	726,398	EUR	583,000	JPMorgan Chase Bank N.A.	4/20/2018	12,479	—
USD	211,940	EUR	172,000	State Street Bank London	4/20/2018	1,316	—
USD	545,587	EUR	444,000	Bank of America, N.A.	5/18/2018	782	—
USD	117,355	EUR	95,000	BNP Paribas SA	5/18/2018	787	—
USD	1,010,397	EUR	819,000	Citibank N.A.	5/18/2018	5,451	—
USD	712,417	EUR	577,853	HSBC Bank USA	5/18/2018	3,368	—
USD	572,924	EUR	464,290	State Street Bank London	5/18/2018	3,221	—
USD	1,110,642	EUR	918,000	Bank of America, N.A.	12/18/2018	—	(35,391)
USD	1,434,267	GBP	1,015,000	Citibank N.A.	4/20/2018	33,754	—
USD	45,628	GBP	33,000	Bank of America, N.A.	5/18/2018	43	—
USD	169,316	HUF	42,544,000	Citibank N.A.	4/13/2018	3,493	—
USD	382,961	HUF	95,335,178	JPMorgan Chase Bank N.A.	4/13/2018	11,375	—
USD	169,127	IDR	2,303,286,500	Bank of America, N.A.	5/4/2018	2,838	—
USD	171,757	IDR	2,355,992,000	Barclays Bank PLC Wholesale	5/4/2018	1,664	—
USD	766,036	IDR	10,251,728,141	HSBC Bank USA	5/4/2018	25,901	—
102	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	108,486	ILS	372,000	BNP Paribas SA	4/23/2018	$1,257	—
USD	224,168	ILS	768,000	Citibank N.A.	4/23/2018	2,792	—
USD	227,841	ILS	783,000	HSBC Bank USA	4/23/2018	2,142	—
USD	3,496	ILS	12,000	State Street Bank London	4/23/2018	37	—
USD	333,280	ILS	1,156,863	Citibank N.A.	5/11/2018	—	$(494)
USD	222,761	ILS	772,000	Goldman Sachs International	5/11/2018	26	—
USD	170,954	INR	11,191,000	Goldman Sachs International	5/3/2018	934	—
USD	2,619,743	INR	168,250,640	Citibank N.A.	5/4/2018	63,843	—
USD	238,843	INR	15,477,000	HSBC Bank USA	5/4/2018	3,731	—
USD	455,708	INR	29,529,867	State Street Bank London	5/4/2018	7,119	—
USD	52,706	JPY	5,811,000	Bank of America, N.A.	4/20/2018	—	(1,946)
USD	246,438	JPY	26,049,000	Goldman Sachs International	4/20/2018	1,446	—
USD	954,098	JPY	101,853,763	JPMorgan Chase Bank N.A.	4/20/2018	—	(3,841)
USD	84,542	JPY	9,206,877	State Street Bank London	4/20/2018	—	(2,049)
USD	222,421	KRW	240,548,000	Deutsche Bank AG London	5/11/2018	389	—
USD	966,822	KRW	1,035,292,720	HSBC Bank USA	5/11/2018	11,223	—
USD	512,898	MXN	10,144,000	Citibank N.A.	5/18/2018	—	(18,675)
USD	1,087,421	MXN	20,984,861	HSBC Bank USA	5/18/2018	—	(12,242)
USD	144,975	MXN	2,722,000	JPMorgan Chase Bank N.A.	5/18/2018	2,335	—
USD	224,125	MXN	4,361,000	State Street Bank London	5/18/2018	—	(4,404)
USD	2,266,714	MYR	8,948,110	Deutsche Bank AG London	3/9/2018	—	(12,478)
USD	1,056,111	MYR	4,219,768	HSBC Bank USA	3/9/2018	—	(18,716)
USD	50,867	MYR	198,000	JPMorgan Chase Bank N.A.	3/9/2018	434	—
USD	249,109	MYR	1,012,560	Deutsche Bank AG London	4/13/2018	—	(8,439)
USD	866,728	MYR	3,477,999	HSBC Bank USA	4/13/2018	—	(17,910)
USD	49,567	MYR	195,000	Deutsche Bank AG London	5/11/2018	—	(17)
USD	247,610	MYR	973,206	HSBC Bank USA	5/11/2018	149	—
USD	455,397	PEN	1,483,000	HSBC Bank USA	3/9/2018	1,512	—
USD	571,341	PHP	29,055,000	Barclays Bank PLC Wholesale	4/6/2018	16,115	—
USD	147,880	PHP	7,533,000	Goldman Sachs International	4/6/2018	3,928	—
USD	29,626	PHP	1,513,000	HSBC Bank USA	4/6/2018	713	—
USD	422,692	PLN	1,442,308	BNP Paribas SA	4/13/2018	961	—
USD	407,386	PLN	1,393,684	Citibank N.A.	5/11/2018	—	(361)
USD	157,898	PLN	529,000	JPMorgan Chase Bank N.A.	5/11/2018	3,130	—
USD	214,627	RON	819,456	BNP Paribas SA	4/13/2018	—	(295)
USD	62,837	RON	236,000	JPMorgan Chase Bank N.A.	4/13/2018	941	—
USD	30,421	RON	118,775	State Street Bank London	4/13/2018	—	(731)
USD	989,061	RUB	56,234,841	State Street Bank London	4/13/2018	—	(5,325)
USD	15,968	SEK	129,000	Bank of America, N.A.	4/20/2018	342	—
USD	15,960	SEK	129,000	BNP Paribas SA	4/20/2018	335	—
USD	31,951	SEK	258,000	Citibank N.A.	4/20/2018	701	—
USD	45,909	SEK	364,000	JPMorgan Chase Bank N.A.	4/20/2018	1,819	—
USD	16,296	SEK	131,706	BNP Paribas SA	5/18/2018	310	—
USD	31,910	SEK	258,000	Citibank N.A.	5/18/2018	595	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	103

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	25,161	SEK	207,109	Deutsche Bank AG London	5/18/2018	$23	—
USD	363,033	SEK	2,934,000	Goldman Sachs International	5/18/2018	6,917	—
USD	15,992	SEK	129,000	HSBC Bank USA	5/18/2018	334	—
USD	43,970	SEK	359,000	State Street Bank London	5/18/2018	396	—
USD	2,854,301	SGD	3,741,360	State Street Bank London	5/11/2018	26,523	—
USD	66,754	THB	2,082,000	JPMorgan Chase Bank N.A.	5/4/2018	301	—
USD	102,320	THB	3,208,000	State Street Bank London	5/4/2018	—	$(73)
USD	434,669	TRY	1,766,711	Citibank N.A.	3/9/2018	—	(28,965)
USD	40,570	TRY	164,000	HSBC Bank USA	3/9/2018	—	(2,468)
USD	286,497	TRY	1,115,000	Barclays Bank PLC Wholesale	4/6/2018	—	(3,728)
USD	19,638	TRY	81,000	BNP Paribas SA	4/6/2018	—	(1,446)
USD	19,768	TRY	81,574	Citibank N.A.	4/6/2018	—	(1,465)
USD	19,925	TRY	82,000	HSBC Bank USA	4/6/2018	—	(1,419)
USD	107,375	TRY	415,000	State Street Bank London	4/6/2018	—	(647)
USD	327,934	TWD	9,474,000	Citibank N.A.	5/11/2018	2,921	—
USD	517,215	TWD	15,001,000	HSBC Bank USA	5/11/2018	2,595	—
USD	794,309	TWD	22,948,000	Citibank N.A.	6/8/2018	5,125	—
USD	220,703	ZAR	2,916,973	Bank of America, N.A.	3/9/2018	—	(26,365)
USD	101,197	ZAR	1,232,198	JPMorgan Chase Bank N.A.	3/9/2018	—	(3,170)
USD	964,080	ZAR	11,742,588	Barclays Bank PLC Wholesale	5/11/2018	—	(21,670)
USD	1,164,400	ZAR	14,114,665	Citibank N.A.	5/11/2018	—	(20,477)
USD	107,627	ZAR	1,266,911	HSBC Bank USA	5/11/2018	1,274	—
USD	295,288	ZAR	3,473,000	JPMorgan Chase Bank N.A.	5/11/2018	3,742	—
USD	93,074	ZAR	1,110,000	State Street Bank London	5/11/2018	—	(106)
ZAR	410,000	USD	33,067	Bank of America, N.A.	3/9/2018	1,660	—
ZAR	2,161,000	USD	167,191	Citibank N.A.	3/9/2018	15,846	—
ZAR	2,183,000	USD	160,347	Deutsche Bank AG London	3/9/2018	24,553	—
ZAR	4,514,711	USD	369,807	Barclays Bank PLC Wholesale	5/11/2018	9,188	—
						$1,293,471	$(963,744)
WRITTEN OPTIONS
Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Calls
5-Year Credit Default Swap	Goldman Sachs & Company	CDX.IG.S29	Sell	0.700%	Apr 2018	USD	4,200,000	$3,780	$(26,272)
								$3,780	$(26,272)
Puts
5-Year Credit Default Swap	Barclays Capital	CDX.EM.S28	Buy	0.950%	Mar 2018	USD	1,300,000	$694	$(500)
104	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
5-Year Credit Default Swap	Goldman Sachs & Company	CDX.IG.S29	Buy	0.700%	Apr 2018	USD	4,200,000	$3,780	$(4,222)
5-Year Credit Default Swap	Barclays Capital	CDX.HY.S29	Buy	0.960%	Jun 2018	USD	1,850,000	6,752	(3,325)
5-Year Credit Default Swap	Barclays Capital	CDX.IG.S29	Buy	0.800%	Jun 2018	USD	4,200,000	3,675	(5,897)
								$14,901	$(13,944)
								$18,681	$(40,216)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A.	20,300,000	INR	Fixed 6.175%	INR MIFOR	Semi-Annual	Semi-Annual	Oct 2021	$2	$4,854	$4,856
Goldman Sachs and Company	1,350,000	BRL	Fixed 9.945%	BRL CDI	At maturity	At maturity	Jul 2021	—	(15,466)	$(15,466)
Goldman Sachs and Company	550,000	BRL	BRL CDI	Fixed 10.210%	At maturity	At maturity	Jul 2021	—	7,590	$7,590
Goldman Sachs and Company	1,450,000	BRL	BRL CDI	Fixed 9.525%	At maturity	At maturity	Jan 2022	—	10,563	$10,563
								$2	$7,541	$7,543
Centrally cleared	2,240,000	USD	USD LIBOR BBA	Fixed 2.498%	Semi-Annual	Quarterly	Feb 2020	—	(18,509)	(18,509)
Centrally cleared	7,000,000	CZK	Fixed 0.940%	CZK PRIBOR PRBO	Annual	Semi-Annual	Mar 2022	—	6,605	6,605
Centrally cleared	1,100,000	CZK	Fixed 0.725%	CZK PRIBOR PRBO	Annual	Semi-Annual	Apr 2022	—	1,637	1,637
Centrally cleared	2,900,000	PLN	Fixed 2.427%	PLN WIBOR WIBO	Annual	Semi-Annual	Oct 2022	—	550	550
Centrally cleared	2,600,000	CZK	CZK PRIBOR PRBO	Fixed 1.385%	Annual	Semi-Annual	Oct 2022	—	(1,169)	(1,169)
Centrally cleared	1,150,000	PLN	Fixed 2.580%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2022	—	(1,968)	(1,968)
Centrally cleared	1,150,000	PLN	Fixed 2.555%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2022	—	(1,571)	(1,571)
Centrally cleared	8,300,000	CZK	CZK PRIBOR PRBO	Fixed 1.740%	Annual	Semi-Annual	Feb 2023	—	970	970
Centrally cleared	2,240,000	USD	Fixed 2.777%	USD LIBOR BBA	Semi-Annual	Quarterly	Feb 2023	—	(1,963)	(1,963)
Centrally cleared	155,440	PLN	Fixed 3.160%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(631)	(631)
Centrally cleared	239,565	PLN	Fixed 3.160%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(632)	(632)
Centrally cleared	628,859	PLN	Fixed 3.149%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(2,368)	(2,368)
Centrally cleared	476,136	PLN	Fixed 3.158%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(1,901)	(1,901)
Centrally cleared	780,000	USD	Fixed 2.669%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2046	—	49,284	49,284
								—	$28,334	$28,334
								$2	$35,875	$35,877

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	105

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Barclays Bank	Republic of Chile	375,000	USD	$ 375,000	1.000%	Quarterly	Dec 2022	$ (7,212)	$ (2,843)	$ (10,055)
Barclays Bank	United Mexican States	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	1,567	(1,454)	113
Barclays Bank	Republic of South Africa	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	12,124	(5,485)	6,639
Barclays Bank	Republic of Turkey	550,000	USD	550,000	1.000%	Quarterly	Dec 2022	19,418	(4,185)	15,233
Barclays Bank	Republic of Peru	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	(3,097)	(1,867)	(4,964)
Barclays Bank	Federative Republic of Brazil	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	14,036	(5,594)	8,442
Barclays Bank	Republic of Indonesia	190,000	USD	190,000	1.000%	Quarterly	Dec 2022	127	(1,758)	(1,631)
Barclays Bank	Penerbangan Malaysia Bhd	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	(5,755)	(1,472)	(7,227)
Barclays Bank	Republic of Turkey	220,000	USD	220,000	1.000%	Quarterly	Dec 2022	10,506	(4,413)	6,093
Barclays Bank	Murphy Oil Corp.	10,000	USD	10,000	1.000%	Quarterly	Dec 2022	110	173	283
Barclays Bank	United Mexican States	470,000	USD	470,000	1.000%	Quarterly	Dec 2022	(420)	561	141
Barclays Bank	Russian Federation	105,000	USD	105,000	1.000%	Quarterly	Dec 2022	(1,410)	414	(996)
Barclays Bank	iTraxx Europe Crossover Series 28	300,000	EUR	371,130	5.000%	Quarterly	Dec 2022	(39,858)	(596)	(40,454)
BNP Paribas SA	Murphy Oil Corp.	40,000	USD	40,000	1.000%	Quarterly	Dec 2022	611	522	1,133
Citibank N.A.	Republic of Turkey	280,000	USD	280,000	1.000%	Quarterly	Dec 2021	17,467	(14,553)	2,914
Citibank N.A.	CenturyLink, Inc.	20,000	USD	20,000	1.000%	Quarterly	Jun 2022	2,012	(235)	1,777
Citibank N.A.	CenturyLink, Inc.	50,000	USD	50,000	1.000%	Quarterly	Jun 2022	4,955	(512)	4,443
Citibank N.A.	CenturyLink, Inc.	100,000	USD	100,000	1.000%	Quarterly	Jun 2022	10,869	(1,983)	8,886
Citibank N.A.	CenturyLink, Inc.	29,606	USD	29,606	1.000%	Quarterly	Jun 2022	2,911	(280)	2,631
Citibank N.A.	Republic of Korea	300,000	USD	300,000	1.000%	Quarterly	Dec 2022	(4,132)	(3,180)	(7,312)
Citibank N.A.	Republic of Turkey	150,000	USD	150,000	1.000%	Quarterly	Dec 2022	7,263	(3,109)	4,154
106	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A.	Anadarko Petroleum Corp.	55,000	USD	$ 55,000	1.000%	Quarterly	Dec 2022	$ (689)	$ 168	$ (521)
Goldman and Sachs Company	CenturyLink, Inc.	30,000	USD	30,000	1.000%	Quarterly	Jun 2022	3,035	(369)	2,666
Goldman and Sachs Company	CenturyLink, Inc.	50,000	USD	50,000	1.000%	Quarterly	Jun 2022	4,919	(476)	4,443
Goldman and Sachs Company	CDX.EM.28	674,150	USD	674,150	1.000%	Quarterly	Dec 2022	26,041	(20,797)	5,244
Goldman and Sachs Company	Murphy Oil Corp.	45,000	USD	45,000	1.000%	Quarterly	Dec 2022	495	780	1,275
Goldman and Sachs Company	Murphy Oil Corp.	15,000	USD	15,000	1.000%	Quarterly	Dec 2022	165	260	425
Goldman and Sachs Company	Murphy Oil Corp.	45,000	USD	45,000	1.000%	Quarterly	Dec 2022	883	392	1,275
Goldman and Sachs Company	Murphy Oil Corp.	25,000	USD	25,000	1.000%	Quarterly	Dec 2022	543	165	708
Goldman and Sachs Company	Murphy Oil Corp.	25,000	USD	25,000	1.000%	Quarterly	Dec 2022	489	219	708
Goldman and Sachs Company	Murphy Oil Corp.	85,000	USD	85,000	1.000%	Quarterly	Dec 2022	1,481	927	2,408
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	505,000	USD	505,000	1.000%	Quarterly	Jun 2022	29,558	(22,420)	7,138
JPMorgan Chase Bank, N.A.	The Kroger Company	75,000	USD	75,000	1.000%	Quarterly	Dec 2022	166	(1,011)	(845)
JPMorgan Chase Bank, N.A.	The Kroger Company	75,000	USD	75,000	1.000%	Quarterly	Dec 2022	166	(1,011)	(845)
JPMorgan Chase Bank, N.A.	The Kroger Company	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	—	(1,127)	(1,127)
JPMorgan Chase Bank, N.A.	The Kroger Company	143,000	USD	143,000	1.000%	Quarterly	Dec 2022	(573)	(1,039)	(1,612)
JPMorgan Chase Bank, N.A.	The Kroger Company	102,000	USD	102,000	1.000%	Quarterly	Dec 2022	(729)	(415)	(1,144)
JPMorgan Chase Bank, N.A.	The Kroger Company	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	(1,430)	303	(1,127)
Merrill Lynch International Bank, Ltd.	Anadarko Petroleum Corp.	55,000	USD	55,000	1.000%	Quarterly	Dec 2022	(687)	166	(521)
Merrill Lynch International Bank, Ltd.	Anadarko Petroleum Corp.	60,000	USD	60,000	1.000%	Quarterly	Dec 2022	(751)	182	(569)
Merrill Lynch Pierce Fenner & Smith, Inc.	Anadarko Petroleum Corp.	25,000	USD	25,000	1.000%	Quarterly	Dec 2022	(325)	88	(237)
				$ 7,424,886				$ 104,849	$ (96,864)	$ 7,985
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	107

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Series 26 Version 1	2,180,000	EUR	$ 2,348,078	1.000%	Quarterly	Dec 2021	$ (23,090)	$ (44,576)	$ (67,666)
Centrally cleared	iTraxx Europe Series 27 Version 1	225,000	EUR	240,278	1.000%	Quarterly	Jun 2022	(2,504)	(4,653)	(7,157)
Centrally cleared	iTraxx Europe Crossover Series 27 Version 1	125,000	EUR	133,488	5.000%	Quarterly	Jun 2022	(10,654)	(7,858)	(18,512)
Centrally cleared	iTraxx Europe Series 27 Version 1	90,000	EUR	98,865	1.000%	Quarterly	Jun 2022	(1,491)	(1,372)	(2,863)
Centrally cleared	iTraxx Europe Crossover Series 27 Version 1	80,000	EUR	87,880	5.000%	Quarterly	Jun 2022	(8,361)	(3,487)	(11,848)
Centrally cleared	CDX.NA.IG.29	2,000,000	USD	2,000,000	1.000%	Quarterly	Dec 2022	(40,897)	(2,134)	(43,031)
Centrally cleared	CDX.NA.HY.29	2,370,000	USD	2,370,000	5.000%	Quarterly	Dec 2022	(174,928)	(8,418)	(183,346)
Centrally cleared	iTraxx Europe Crossover Series 28	600,000	EUR	747,690	5.000%	Quarterly	Dec 2022	(83,090)	457	(82,633)
				$ 8,026,279				$(345,015)	$ (72,041)	$(417,056)
				$15,451,165				$(240,166)	$(168,905)	$(409,071)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman and Sachs Company	Weatherford International, Ltd.	2.355%	50,000	USD	$ 50,000	1.000%	Quarterly	Dec 2019	$ (1,384)	$ 298	$(1,086)
JPMorgan Chase Bank, N.A.	Humana, Inc.	0.107%	180,000	USD	180,000	1.000%	Quarterly	Dec 2018	179	1,476	1,655
					$230,000				$(1,205)	$1,774	$ 569

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
108	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
MIFOR	Mumbai Interbank Forward Offer Rate
PRIBOR	Prague Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $894,361,043. Net unrealized appreciation aggregated to $20,650,141, of which $38,977,717 related to gross unrealized appreciation and $18,327,576 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	109
Fund’s investments
AS OF 2-28-18 (unaudited)
	Shares	Value
Common stocks 98.6%		$563,781,289
(Cost $476,124,109)
Consumer discretionary 14.7%		83,891,567
Auto components 1.6%
Adient PLC (A)	7,833	486,116
American Axle & Manufacturing Holdings, Inc. (B)	25,609	377,989
Cooper Tire & Rubber Company	12,144	380,714
Cooper-Standard Holdings, Inc. (B)	3,478	423,760
Dana, Inc.	9,437	250,741
Fox Factory Holding Corp. (B)	67,708	2,542,435
Gentex Corp.	23,769	539,794
Gentherm, Inc. (B)	3,711	114,299
Horizon Global Corp. (B)	214,038	1,763,673
Modine Manufacturing Company (B)	11,129	255,967
Motorcar Parts of America, Inc. (B)	5,140	104,753
Shiloh Industries, Inc. (B)	5,848	42,632
Standard Motor Products, Inc.	5,221	243,612
Stoneridge, Inc. (B)	5,301	115,350
Strattec Security Corp.	683	23,529
Superior Industries International, Inc.	3,530	51,009
The Goodyear Tire & Rubber Company	40,873	1,182,865
Tower International, Inc.	4,371	114,083
VOXX International Corp. (B)	6,716	36,266
Automobiles 0.1%
Winnebago Industries, Inc.	6,297	274,234
Distributors 0.4%
Core-Mark Holding Company, Inc.	4,530	92,729
Pool Corp.	17,171	2,370,113
Weyco Group, Inc.	824	25,074
Diversified consumer services 1.4%
Adtalem Global Education, Inc. (B)	13,649	628,536
American Public Education, Inc. (B)	5,656	173,922
Ascent Capital Group, Inc., Class A (B)	1,985	13,498
Bridgepoint Education, Inc. (B)	10,518	70,155
Career Education Corp. (B)	6,782	89,726
Carriage Services, Inc.	2,792	75,998
Graham Holdings Company, Class B	1,095	635,210
Grand Canyon Education, Inc. (B)	58,381	5,730,095
Houghton Mifflin Harcourt Company (B)	20,636	140,325
K12, Inc. (B)	11,381	169,918
Regis Corp. (B)	7,003	112,678
Universal Technical Institute, Inc. (B)	5,699	15,387
Hotels, restaurants and leisure 1.9%
Ark Restaurants Corp.	197	4,939
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	1

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
BBX Capital Corp.	11,228	$96,785
Belmond, Ltd., Class A (B)	9,937	114,772
Biglari Holdings, Inc. (B)	317	132,890
BJ's Restaurants, Inc.	1,904	82,824
Bojangles', Inc. (B)	4,732	61,989
Carrols Restaurant Group, Inc. (B)	6,927	89,012
Century Casinos, Inc. (B)	5,448	43,421
Chuy's Holdings, Inc. (B)	84,803	2,289,681
Dave & Buster's Entertainment, Inc. (B)	58,329	2,611,389
Del Frisco's Restaurant Group, Inc. (B)	5,361	89,261
Del Taco Restaurants, Inc. (B)	10,355	130,473
Drive Shack, Inc. (B)	6,360	32,118
El Pollo Loco Holdings, Inc. (B)	7,455	72,686
Eldorado Resorts, Inc. (B)	7,981	272,152
Extended Stay America, Inc.	16,100	322,483
Fiesta Restaurant Group, Inc. (B)	2,735	46,495
Fogo De Chao, Inc. (B)	2,415	37,674
ILG, Inc.	15,179	460,834
International Game Technology PLC	33,773	894,985
J Alexander's Holdings, Inc. (B)	3,506	34,709
La Quinta Holdings, Inc. (B)	12,532	236,604
Luby's, Inc. (B)	6,731	18,847
Marriott Vacations Worldwide Corp.	3,044	427,682
Monarch Casino & Resort, Inc. (B)	1,250	52,788
Papa John's International, Inc. (A)	19,700	1,137,478
Playa Hotels & Resorts NV (B)	4,475	45,108
Potbelly Corp. (B)	6,037	77,575
RCI Hospitality Holdings, Inc.	2,292	61,907
Red Lion Hotels Corp. (B)	4,044	39,227
Red Robin Gourmet Burgers, Inc. (B)	3,142	168,568
Speedway Motorsports, Inc.	9,637	189,174
The Cheesecake Factory, Inc. (A)	1,247	57,973
The Habit Restaurants, Inc., Class A (B)	2,441	21,115
The Marcus Corp.	3,767	101,709
Zoe's Kitchen, Inc. (A)(B)	1,253	18,645
Household durables 1.8%
AV Homes, Inc. (B)	6,369	106,999
Bassett Furniture Industries, Inc.	1,320	42,504
Cavco Industries, Inc. (B)	1,861	296,085
Century Communities, Inc. (B)	6,442	191,650
CSS Industries, Inc.	1,907	35,108
Emerson Radio Corp. (B)	6,514	9,576
Ethan Allen Interiors, Inc.	6,472	153,710
Flexsteel Industries, Inc.	1,332	51,762
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
Green Brick Partners, Inc. (B)	1,874	$18,927
Hamilton Beach Brands Holding Company, Class A	2,476	61,331
Helen of Troy, Ltd. (B)	3,160	284,558
Hooker Furniture Corp.	2,702	100,920
iRobot Corp. (B)	19,500	1,325,025
KB Home	5,352	148,518
La-Z-Boy, Inc.	10,691	328,214
Lennar Corp., A Shares	16,599	939,171
Lennar Corp., B Shares	331	15,014
Libbey, Inc.	4,880	30,598
Lifetime Brands, Inc.	962	13,420
M/I Homes, Inc. (B)	2,518	73,148
MDC Holdings, Inc.	10,144	280,786
Meritage Homes Corp. (B)	4,328	183,507
PICO Holdings, Inc. (B)	5,367	65,746
PulteGroup, Inc.	38,624	1,084,176
Skyline Corp. (B)	705	15,080
Taylor Morrison Home Corp., Class A (B)	18,578	416,890
The New Home Company, Inc. (B)	7,847	88,200
Toll Brothers, Inc.	31,553	1,382,968
TopBuild Corp. (B)	8,080	562,691
TRI Pointe Group, Inc. (B)	33,580	514,781
Tupperware Brands Corp.	28,125	1,379,531
Universal Electronics, Inc. (B)	1,808	89,496
William Lyon Homes, Class A (B)	6,087	153,879
ZAGG, Inc. (B)	6,430	96,772
Internet and direct marketing retail 1.2%
1-800-Flowers.com, Inc., Class A (B)	9,141	106,493
FTD Companies, Inc. (B)	6,423	38,666
Lands' End, Inc. (B)	864	15,552
Liberty Expedia Holdings, Inc., Series A (B)	10,848	425,892
Liberty TripAdvisor Holdings, Inc., Class A (B)	17,008	176,883
Overstock.com, Inc. (A)(B)	3,496	211,158
Shutterfly, Inc. (B)	325	24,937
Stitch Fix, Inc., Class A (A)(B)	59,200	1,225,440
Wayfair, Inc., Class A (A)(B)	57,000	4,412,940
Leisure products 0.1%
Acushnet Holdings Corp. (A)	8,647	183,230
Callaway Golf Company	21,696	335,854
JAKKS Pacific, Inc. (B)	3,041	6,690
Johnson Outdoors, Inc., Class A	356	21,944
Nautilus, Inc. (B)	5,065	60,020
Vista Outdoor, Inc. (B)	9,714	167,372
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Consumer discretionary (continued)
Media 0.5%
A.H. Belo Corp., Class A	4,469	$23,015
AMC Entertainment Holdings, Inc., Class A (A)	8,076	121,140
Ballantyne Strong, Inc. (B)	1,790	9,040
Beasley Broadcast Group, Inc., Class A	447	4,694
Cinemark Holdings, Inc.	8,519	362,569
Entravision Communications Corp., Class A	12,577	81,122
Gannett Company, Inc. (A)	26,288	263,932
Gray Television, Inc. (B)	8,271	114,140
Hemisphere Media Group, Inc. (B)	4,664	52,237
IMAX Corp. (B)	6,607	139,408
John Wiley & Sons, Inc., Class A	920	59,110
Liberty Latin America, Ltd., Class C (B)	963	19,693
Media General, Inc. (B)(C)	5,000	800
Meredith Corp. (A)	8,505	487,337
New Media Investment Group, Inc.	12,367	213,331
Nexstar Media Group, Inc., Class A	4,245	303,305
Reading International, Inc., Class A (B)	4,950	81,180
Salem Media Group, Inc.	4,629	19,210
Scholastic Corp.	4,728	172,146
Sinclair Broadcast Group, Inc., Class A (A)	3,275	110,695
TEGNA, Inc.	10,190	131,043
The EW Scripps Company, Class A	12,244	168,600
The Madison Square Garden Company, Class A (B)	397	96,947
Townsquare Media Inc., Class A (B)	2,297	15,987
Multiline retail 0.7%
Dillard's, Inc., Class A (A)	6,101	497,537
Fred's, Inc., Class A	1,382	4,602
J.C. Penney Company, Inc. (A)(B)	40,520	175,452
Kohl's Corp.	27,684	1,829,636
Macy's, Inc. (A)	40,825	1,200,663
Tuesday Morning Corp. (B)	10,364	32,647
Specialty retail 4.2%
Aaron's, Inc.	9,312	430,308
Abercrombie & Fitch Company, Class A	14,123	291,357
Advance Auto Parts, Inc.	2,659	303,791
American Eagle Outfitters, Inc.	34,664	667,975
America's Car-Mart, Inc. (B)	2,886	140,548
Ascena Retail Group, Inc. (B)	21,015	47,704
At Home Group, Inc. (B)	1,067	31,573
AutoNation, Inc. (A)(B)	19,954	1,001,890
Barnes & Noble Education, Inc. (B)	12,606	92,024
Barnes & Noble, Inc.	11,216	50,472
Bed Bath & Beyond, Inc.	70,846	1,518,938
Big 5 Sporting Goods Corp. (A)	5,096	31,340
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Boot Barn Holdings, Inc. (B)	5,273	$92,910
Build-A-Bear Workshop, Inc. (B)	3,383	30,785
Burlington Stores, Inc. (B)	46,318	5,680,440
Caleres, Inc.	10,226	286,430
Chico's FAS, Inc.	19,236	193,129
Citi Trends, Inc.	3,147	69,738
Conn's, Inc. (A)(B)	3,027	98,983
Destination Maternity Corp. (B)	3,213	6,812
Dick's Sporting Goods, Inc.	69,007	2,209,604
DSW, Inc., Class A (A)	14,835	290,914
Express, Inc. (B)	19,715	142,342
Five Below, Inc. (B)	59,247	3,960,662
Foot Locker, Inc.	15,034	690,211
Francesca's Holdings Corp. (B)	6,007	31,296
GameStop Corp., Class A (A)	19,067	299,161
Genesco, Inc. (B)	5,442	213,871
Group 1 Automotive, Inc.	2,943	202,596
Guess?, Inc. (A)	17,586	277,683
Haverty Furniture Companies, Inc.	3,731	75,926
Hibbett Sports, Inc. (A)(B)	5,518	142,089
Kirkland's, Inc. (B)	3,512	30,765
Lithia Motors, Inc., Class A	19,214	1,996,142
MarineMax, Inc. (B)	4,644	97,060
Monro, Inc.	3,474	176,827
New York & Company, Inc. (B)	2,900	7,743
Office Depot, Inc.	72,335	190,241
Penske Automotive Group, Inc.	13,688	626,910
Pier 1 Imports, Inc.	22,118	68,566
Sears Hometown and Outlet Stores, Inc. (A)(B)	5,170	10,857
Shoe Carnival, Inc.	1,826	42,655
Signet Jewelers, Ltd.	9,949	500,236
Sonic Automotive, Inc., Class A	4,036	79,106
Stage Stores, Inc. (A)	3,629	6,895
The Cato Corp., Class A	3,464	39,351
The Finish Line, Inc., Class A (A)	10,938	116,162
Tile Shop Holdings, Inc.	2,488	13,435
Tilly's, Inc., A Shares	2,881	37,597
TravelCenters of America LLC (B)	9,249	34,453
Urban Outfitters, Inc. (B)	10,025	353,782
Vitamin Shoppe, Inc. (B)	6,405	24,019
Zumiez, Inc. (B)	4,435	87,370
Textiles, apparel and luxury goods 0.8%
Crocs, Inc. (B)	7,985	97,736
Culp, Inc.	696	19,349
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	5

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Deckers Outdoor Corp. (B)	6,366	$602,096
Delta Apparel, Inc. (B)	522	9,422
Fossil Group, Inc. (A)(B)	9,662	129,278
G-III Apparel Group, Ltd. (B)	11,383	420,147
Iconix Brand Group, Inc. (A)(B)	8,299	11,536
Lakeland Industries, Inc. (B)	700	9,205
Movado Group, Inc.	2,782	86,242
Oxford Industries, Inc.	31,486	2,516,361
Perry Ellis International, Inc. (B)	1,793	47,819
Ralph Lauren Corp.	1,199	126,902
Rocky Brands, Inc.	1,741	32,034
Steven Madden, Ltd. (B)	312	13,697
Superior Uniform Group, Inc.	640	16,064
Unifi, Inc. (B)	3,710	129,850
Vera Bradley, Inc. (B)	9,128	91,828
Wolverine World Wide, Inc.	13,666	400,140
Consumer staples 2.0%		11,417,394
Beverages 0.0%
Craft Brew Alliance, Inc. (B)	5,110	91,214
Food and staples retailing 1.1%
Ingles Markets, Inc., Class A	2,301	74,092
Natural Grocers by Vitamin Cottage, Inc. (B)	7,328	50,930
Performance Food Group Company (B)	2,517	77,146
PriceSmart, Inc.	23,786	1,873,148
Smart & Final Stores, Inc. (B)	336,796	2,424,931
SpartanNash Company	5,433	91,111
SUPERVALU, Inc. (B)	5,816	82,762
The Andersons, Inc.	6,535	229,052
The Chefs' Warehouse, Inc. (B)	4,944	111,487
United Natural Foods, Inc. (B)	11,667	497,831
US Foods Holding Corp. (B)	21,757	726,466
Village Super Market, Inc., Class A	3,115	73,826
Weis Markets, Inc.	6,029	224,701
Food products 0.7%
Alico, Inc.	490	13,034
Darling Ingredients, Inc. (B)	35,705	649,474
Dean Foods Company	17,233	149,410
Farmer Brothers Company (B)	3,051	95,191
Fresh Del Monte Produce, Inc.	7,541	352,014
Hostess Brands, Inc. (B)	11,197	137,051
John B. Sanfilippo & Son, Inc.	888	51,273
Landec Corp. (B)	4,288	55,744
Limoneira Company	1,516	32,458
6	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (B)	8,634	$654,285
Sanderson Farms, Inc.	4,510	555,407
Seaboard Corp.	117	474,084
Seneca Foods Corp., Class A (B)	2,016	58,666
Snyder's-Lance, Inc.	5,294	264,065
TreeHouse Foods, Inc. (B)	8,610	327,352
Household products 0.1%
Central Garden & Pet Company (B)	2,475	95,609
Central Garden & Pet Company, Class A (B)	6,231	225,811
Oil-Dri Corp. of America	855	30,831
Orchids Paper Products Company (A)	1,525	16,318
Spectrum Brands Holdings, Inc.	603	59,522
Personal products 0.1%
CCA Industries, Inc. (B)	300	929
Edgewell Personal Care Company (B)	2,411	120,912
Inter Parfums, Inc.	2,346	99,470
Mannatech, Inc.	83	1,179
Natural Alternatives International, Inc. (B)	1,588	18,738
Nature's Sunshine Products, Inc.	603	6,784
Tobacco 0.0%
Alliance One International, Inc. (B)	2,000	39,900
Universal Corp.	4,134	203,186
Energy 7.3%		41,472,264
Energy equipment and services 4.1%
Archrock, Inc.	7,529	71,526
Basic Energy Services, Inc. (B)	6,367	103,018
Bristow Group, Inc. (A)	10,620	156,751
CARBO Ceramics, Inc. (A)(B)	883	6,004
Dawson Geophysical Company (B)	5,007	27,589
Diamond Offshore Drilling, Inc. (B)	7,714	111,853
Dril-Quip, Inc. (B)	66,784	3,008,619
Ensco PLC, Class A (A)	68,515	304,207
Era Group, Inc. (B)	6,242	58,987
Exterran Corp. (B)	4,541	117,476
Forum Energy Technologies, Inc. (B)	19,898	224,847
Frank's International NV (A)	641,800	3,356,571
Geospace Technologies Corp. (B)	116,076	1,187,457
Gulf Island Fabrication, Inc.	4,932	40,689
Helix Energy Solutions Group, Inc. (B)	33,628	200,423
Helmerich & Payne, Inc.	59,319	3,829,041
Hornbeck Offshore Services, Inc. (B)	3,837	12,394
Independence Contract Drilling, Inc. (B)	1,254	5,204
Matrix Service Company (B)	6,259	89,504
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	7

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
McDermott International, Inc. (B)	58,225	$425,043
Mitcham Industries, Inc. (B)	2,782	9,793
Nabors Industries, Ltd.	49,626	321,080
Natural Gas Services Group, Inc. (B)	47,153	1,174,110
Newpark Resources, Inc. (B)	162,643	1,341,805
Noble Corp. PLC (B)	55,271	214,451
Nordic American Offshore, Ltd.	18	21
Oceaneering International, Inc.	124,818	2,294,155
Oil States International, Inc. (B)	47,856	1,177,258
Parker Drilling Company (B)	28,252	25,427
Patterson-UTI Energy, Inc.	34,870	630,101
PHI, Inc. (B)	2,950	29,058
Pioneer Energy Services Corp. (B)	22,654	62,299
RigNet, Inc. (B)	1,542	20,663
Rowan Companies PLC, Class A (B)	25,947	315,516
RPC, Inc.	56,493	1,109,523
SEACOR Holdings, Inc. (B)	2,696	111,911
SEACOR Marine Holdings, Inc. (B)	2,710	45,853
Superior Energy Services, Inc. (B)	30,445	260,305
TETRA Technologies, Inc. (B)	23,335	84,706
Tidewater, Inc. (B)	391	9,783
Transocean, Ltd. (A)(B)	44,789	408,028
U.S. Silica Holdings, Inc.	7,050	182,525
Unit Corp. (B)	12,164	233,062
Weatherford International PLC (A)(B)	12,233	32,173
Willbros Group, Inc. (B)	11,859	11,245
Oil, gas and consumable fuels 3.2%
Abraxas Petroleum Corp. (B)	233,248	501,483
Adams Resources & Energy, Inc.	139	5,491
Antero Resources Corp. (A)(B)	54,699	1,028,888
Approach Resources, Inc. (A)(B)	10,446	30,398
Arch Coal, Inc., Class A	3,049	291,820
Ardmore Shipping Corp. (A)(B)	2,870	21,669
Bill Barrett Corp. (B)	24,524	111,094
Bonanza Creek Energy, Inc. (B)	1,951	54,687
Callon Petroleum Company (A)(B)	40,817	431,436
Carrizo Oil & Gas, Inc. (B)	8,110	113,946
Clean Energy Fuels Corp. (B)	44,635	62,043
Cloud Peak Energy, Inc. (B)	19,153	63,013
CNX Resources Corp. (B)	39,748	638,750
CONSOL Energy, Inc. (B)	4,968	157,436
Contango Oil & Gas Company (B)	6,165	17,879
CVR Energy, Inc. (A)	2,574	76,242
Delek US Holdings, Inc.	14,368	490,236
8	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Denbury Resources, Inc. (B)	23,771	$52,058
DHT Holdings, Inc.	1,910	7,182
Dorian LPG, Ltd. (B)	14,044	102,802
Eclipse Resources Corp. (B)	57,236	92,150
EnLink Midstream LLC	16,874	248,048
EP Energy Corp., Class A (B)	28,220	42,612
Extraction Oil & Gas, Inc. (B)	4,354	52,596
GasLog, Ltd.	8,051	132,842
Gener8 Maritime, Inc. (B)	5,409	30,020
Green Plains, Inc.	6,351	116,223
Gulfport Energy Corp. (B)	33,631	326,221
Halcon Resources Corp. (A)(B)	28,788	174,167
Hallador Energy Company	2,552	16,843
HollyFrontier Corp.	30,241	1,295,222
International Seaways, Inc. (B)	7,557	122,952
Kosmos Energy, Ltd. (B)	45,433	244,884
Matador Resources Company (B)	81,466	2,351,109
Midstates Petroleum Company, Inc. (B)	760	10,245
Murphy Oil Corp.	29,748	754,112
NACCO Industries, Inc., Class A	1,238	51,006
Oasis Petroleum, Inc. (B)	43,795	345,105
Overseas Shipholding Group, Inc., Class A (B)	19,221	34,021
Pacific Ethanol, Inc. (B)	9,266	37,991
Panhandle Oil and Gas, Inc., Class A	59	1,053
Par Pacific Holdings, Inc. (B)	5,395	91,823
Parsley Energy, Inc., Class A (B)	7,068	178,679
PBF Energy, Inc., Class A	19,745	578,726
PDC Energy, Inc. (B)	13,253	696,180
Peabody Energy Corp.	15,436	628,400
Penn Virginia Corp. (B)	3,165	118,055
QEP Resources, Inc. (B)	43,591	375,754
Range Resources Corp. (A)	32,813	436,085
Renewable Energy Group, Inc. (B)	10,226	113,509
REX American Resources Corp. (B)	702	56,665
Ring Energy, Inc. (B)	9,014	122,320
RSP Permian, Inc. (B)	28,936	1,108,538
SandRidge Energy, Inc. (B)	3,085	43,375
Scorpio Tankers, Inc.	56,535	130,031
SemGroup Corp., Class A (A)	15,745	349,539
Ship Finance International, Ltd. (A)	1,579	22,817
SilverBow Resources, Inc. (B)	1,162	32,269
SM Energy Company	22,628	414,998
SRC Energy, Inc. (B)	25,950	230,177
Stone Energy Corp. (B)	2,039	61,700
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Teekay Tankers, Ltd., Class A (A)	8,305	$9,551
Whiting Petroleum Corp. (B)	11,675	317,677
World Fuel Services Corp.	12,259	280,118
WPX Energy, Inc. (B)	63,358	895,249
Financials 20.9%		119,560,477
Banks 10.0%
1st Source Corp.	3,710	182,977
Access National Corp.	1,391	38,878
Allegiance Bancshares, Inc. (B)	1,918	73,172
American National Bankshares, Inc.	539	19,458
Ameris Bancorp	76,543	4,068,260
Arrow Financial Corp.	1,236	39,861
Associated Banc-Corp.	34,403	849,754
Atlantic Capital Bancshares, Inc. (B)	4,294	74,286
Banc of California, Inc. (A)	9,419	187,909
BancFirst Corp.	5,246	279,350
BancorpSouth Bank	9,535	300,353
Bank of Commerce Holdings	3,052	32,962
Bank of Florida Corp. (B)(C)	2,087	0
Bank of Marin Bancorp	1,079	71,376
BankUnited, Inc.	865	34,790
Banner Corp.	7,853	434,114
Bar Harbor Bankshares	2,084	56,476
BCB Bancorp, Inc.	1,400	21,420
Berkshire Hills Bancorp, Inc.	10,580	388,815
Blue Hills Bancorp, Inc.	7,267	146,430
BOK Financial Corp.	2,564	242,170
Boston Private Financial Holdings, Inc.	17,266	252,084
Bridge Bancorp, Inc.	2,589	85,955
Brookline Bancorp, Inc.	18,279	289,722
Bryn Mawr Bank Corp.	4,954	215,747
C&F Financial Corp.	568	26,327
Camden National Corp.	4,163	175,762
Capital City Bank Group, Inc.	3,796	91,104
Carolina Financial Corp.	3,873	150,311
CenterState Bank Corp.	1,738	47,343
Central Pacific Financial Corp.	5,713	159,221
Central Valley Community Bancorp	1,337	26,072
Century Bancorp, Inc., Class A	234	17,971
Chemical Financial Corp.	13,049	720,174
CIT Group, Inc.	24,468	1,298,027
Citizens & Northern Corp.	2,868	64,215
City Holding Company	2,119	142,757
CNB Financial Corp.	2,721	73,140
10	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
CoBiz Financial, Inc.	1,387	$26,298
Columbia Banking System, Inc.	13,609	568,584
Community Bank System, Inc.	6,955	370,771
Community Trust Bancorp, Inc.	4,066	176,871
ConnectOne Bancorp, Inc.	7,577	218,218
Customers Bancorp, Inc. (B)	6,286	184,431
CVB Financial Corp.	4,540	104,420
Eagle Bancorp, Inc. (B)	3,995	243,895
Enterprise Bancorp, Inc.	213	6,643
Enterprise Financial Services Corp.	3,478	162,944
Equity Bancshares, Inc., Class A (B)	1,622	59,917
Farmers Capital Bank Corp.	346	12,594
Farmers National Banc Corp.	7,522	101,547
FB Financial Corp. (B)	2,194	86,729
FCB Financial Holdings, Inc., Class A (B)	5,997	321,739
Fidelity Southern Corp.	8,015	180,418
Financial Institutions, Inc.	5,394	165,596
First Bancorp (NC)	4,210	145,792
First BanCorp (PR) (B)	49,299	297,273
First Bancorp, Inc.	1,246	33,592
First Busey Corp.	5,395	159,962
First Citizens BancShares, Inc., Class A	1,251	509,282
First Commonwealth Financial Corp.	23,176	323,769
First Community Bancshares, Inc.	4,892	132,818
First Connecticut Bancorp, Inc.	4,122	103,256
First Financial Bancorp	11,670	317,424
First Financial Corp.	1,254	53,797
First Financial Northwest, Inc.	2,061	32,605
First Foundation, Inc. (B)	4,564	83,339
First Horizon National Corp.	5,695	108,490
First Internet Bancorp	1,438	54,428
First Interstate BancSystem, Inc., Class A	8,054	318,133
First Merchants Corp.	6,536	270,133
First Mid-Illinois Bancshares, Inc.	1,032	35,232
First Midwest Bancorp, Inc.	15,733	381,053
Flushing Financial Corp.	7,110	189,837
FNB Corp.	59,843	838,999
Franklin Financial Network, Inc. (B)	3,827	118,828
Fulton Financial Corp.	32,457	587,472
German American Bancorp, Inc.	2,197	72,787
Great Southern Bancorp, Inc.	3,601	174,288
Great Western Bancorp, Inc.	13,258	542,120
Green Bancorp, Inc. (B)	4,776	104,117
Guaranty Bancorp	4,401	120,807
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	11

	Shares	Value
Financials (continued)
Banks (continued)
Hancock Holding Company	15,955	$824,874
Hanmi Financial Corp.	6,194	189,227
HarborOne Bancorp, Inc. (B)	60,084	1,156,016
Heartland Financial USA, Inc.	4,743	253,039
Heritage Commerce Corp.	9,672	152,624
Heritage Financial Corp.	5,674	168,802
Hilltop Holdings, Inc.	13,802	335,527
Home BancShares, Inc.	4,752	109,248
HomeTrust Bancshares, Inc. (B)	5,077	131,748
Hope Bancorp, Inc.	31,909	576,277
Horizon Bancorp	5,922	167,593
IBERIABANK Corp.	9,962	804,930
Independent Bank Corp. (MA)	3,735	259,209
Independent Bank Corp. (MI)	2,100	47,985
Independent Bank Group, Inc.	6,453	453,001
International Bancshares Corp.	15,841	612,255
Investors Bancorp, Inc.	58,119	784,607
Lakeland Bancorp, Inc.	9,636	184,048
LegacyTexas Financial Group, Inc.	7,879	330,051
Macatawa Bank Corp.	9,806	96,981
MainSource Financial Group, Inc.	4,787	180,805
MB Financial, Inc.	10,622	435,608
MBT Financial Corp.	5,279	53,846
Mercantile Bank Corp.	4,054	134,187
Midland States Bancorp, Inc.	2,466	77,309
MidSouth Bancorp, Inc.	729	9,113
MidWestOne Financial Group, Inc.	1,523	48,462
National Bank Holdings Corp., Class A	6,429	209,521
National Commerce Corp. (B)	2,223	95,478
NBT Bancorp, Inc.	8,019	279,061
Nicolet Bankshares, Inc. (B)	1,053	56,936
Northeast Bancorp	1,221	26,801
Northrim BanCorp, Inc.	1,302	43,292
OFG Bancorp	10,217	109,833
Old Line Bancshares, Inc.	390	12,336
Old National Bancorp	27,179	462,043
Old Second Bancorp, Inc.	3,314	45,568
Opus Bank	8,853	248,327
Pacific Mercantile Bancorp (B)	3,866	31,895
Pacific Premier Bancorp, Inc. (B)	6,036	253,814
PacWest Bancorp	24,101	1,256,626
Park National Corp.	579	58,491
Peapack Gladstone Financial Corp.	5,994	197,682
Peoples Bancorp, Inc.	4,661	160,758
12	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
People's United Financial, Inc.	64,919	$1,242,550
People's Utah Bancorp	1,598	48,499
Pinnacle Financial Partners, Inc.	42,966	2,773,455
Popular, Inc.	94,502	3,970,029
Premier Financial Bancorp, Inc.	723	12,739
Prosperity Bancshares, Inc.	13,013	975,975
QCR Holdings, Inc.	1,243	54,195
Renasant Corp.	7,841	327,440
Republic Bancorp, Inc., Class A	30,506	1,136,349
S&T Bancorp, Inc.	8,305	327,715
Sandy Spring Bancorp, Inc.	5,612	217,521
Seacoast Banking Corp. of Florida (B)	7,094	186,005
Shore Bancshares, Inc.	2,964	50,447
Sierra Bancorp	3,854	100,281
Simmons First National Corp., Class A	15,062	428,514
South State Corp.	4,933	427,691
Southern First Bancshares, Inc. (B)	332	13,994
Southern National Bancorp of Virginia, Inc.	3,580	55,060
Southside Bancshares, Inc.	3,275	109,385
State Bank Financial Corp.	7,920	229,205
Sterling Bancorp	33,433	777,317
TCF Financial Corp.	145,448	3,243,490
Texas Capital Bancshares, Inc. (B)	28,543	2,574,579
The Bancorp, Inc. (B)	18,271	193,124
The First Bancshares, Inc.	752	23,876
The First of Long Island Corp.	2,347	63,956
Tompkins Financial Corp.	677	51,953
Towne Bank	4,327	123,536
TriCo Bancshares	4,330	161,726
TriState Capital Holdings, Inc. (B)	8,357	186,779
Triumph Bancorp, Inc. (B)	3,766	154,218
Trustmark Corp.	16,202	506,150
Umpqua Holdings Corp.	41,890	892,676
Union Bankshares Corp.	10,459	390,957
United Bankshares, Inc.	13,090	464,695
United Community Banks, Inc.	13,366	413,143
Univest Corp. of Pennsylvania	6,800	186,320
Valley National Bancorp	34,872	434,854
Veritex Holdings, Inc. (B)	4,380	121,589
Washington Trust Bancorp, Inc.	1,623	84,153
WesBanco, Inc.	10,486	432,128
West Bancorporation, Inc.	1,800	43,740
Wintrust Financial Corp.	4,667	394,408
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	13

	Shares	Value
Financials (continued)
Capital markets 2.7%
Artisan Partners Asset Management, Inc., Class A	53,420	$1,802,925
Cowen, Inc. (A)(B)	4,799	68,866
Financial Engines, Inc.	7,312	244,952
GAIN Capital Holdings, Inc. (A)	157,216	1,114,661
Greenhill & Company, Inc. (A)	196,659	4,002,011
INTL. FCStone, Inc. (B)	1,915	75,930
Investment Technology Group, Inc.	4,951	98,129
Legg Mason, Inc.	19,331	771,500
OM Asset Management PLC	195,220	2,992,723
Oppenheimer Holdings, Inc., Class A	5,084	134,980
Piper Jaffray Companies	300	25,050
Pzena Investment Management, Inc., Class A	95,392	1,037,865
Stifel Financial Corp.	44,192	2,822,543
Virtus Investment Partners, Inc. (A)	948	116,651
Waddell & Reed Financial, Inc., Class A (A)	10,458	209,160
Consumer finance 1.9%
Asta Funding, Inc. (B)	290	2,842
Consumer Portfolio Services, Inc. (B)	5,992	22,710
Encore Capital Group, Inc. (B)	57,861	2,476,451
Enova International, Inc. (B)	8,441	185,702
EZCORP, Inc., Class A (B)	9,937	129,181
FirstCash, Inc.	2,328	171,574
Green Dot Corp., Class A (B)	7,226	470,629
LendingClub Corp. (B)	22,870	72,041
Navient Corp.	54,891	711,387
Nelnet, Inc., Class A	7,366	407,634
Nicholas Financial, Inc. (B)	75	670
OneMain Holdings, Inc. (B)	24,278	744,363
PRA Group, Inc. (A)(B)	10,369	397,133
Regional Management Corp. (B)	4,394	131,468
Santander Consumer USA Holdings, Inc.	90,527	1,480,116
SLM Corp. (B)	316,976	3,458,208
World Acceptance Corp. (B)	2,374	255,252
Diversified financial services 0.1%
Cannae Holdings, Inc. (B)	1,903	34,977
Marlin Business Services Corp.	2,737	70,615
NewStar Financial, Inc. (B)	16,196	8,746
On Deck Capital, Inc. (B)	8,386	43,523
Tiptree, Inc.	5,585	32,114
Voya Financial, Inc.	1,329	67,806
Insurance 3.2%
Ambac Financial Group, Inc. (B)	10,609	160,726
American Equity Investment Life Holding Company	14,457	442,529
American National Insurance Company	4,122	481,862
14	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
AMERISAFE, Inc.	2,960	$165,760
AmTrust Financial Services, Inc. (A)	38,017	455,063
Argo Group International Holdings, Ltd.	5,585	325,326
Aspen Insurance Holdings, Ltd.	13,132	478,005
Assurant, Inc.	12,711	1,086,409
Assured Guaranty, Ltd.	24,142	834,830
Atlas Financial Holdings, Inc. (B)	2,735	47,999
Axis Capital Holdings, Ltd.	16,856	831,675
Baldwin & Lyons, Inc., Class B	1,111	25,164
CNO Financial Group, Inc.	15,751	355,028
Donegal Group, Inc., Class A	6,320	99,919
EMC Insurance Group, Inc.	3,238	84,512
Employers Holdings, Inc.	5,979	234,078
Enstar Group, Ltd. (B)	2,968	587,664
FBL Financial Group, Inc., Class A	4,276	277,512
Federated National Holding Company	4,812	74,345
First Acceptance Corp. (B)	4,470	4,559
First American Financial Corp.	5,045	292,761
Genworth Financial, Inc., Class A (B)	24,551	66,779
Global Indemnity, Ltd. (B)	2,891	106,967
Greenlight Capital Re, Ltd., Class A (B)	9,056	148,518
Hallmark Financial Services, Inc. (B)	4,441	43,655
HCI Group, Inc.	2,133	73,866
Heritage Insurance Holdings, Inc. (A)	134,294	2,240,024
Horace Mann Educators Corp.	9,493	390,637
Independence Holding Company	2,216	63,156
Infinity Property & Casualty Corp.	800	94,360
Investors Title Company	98	18,865
James River Group Holdings, Ltd.	1,652	54,037
Kemper Corp.	10,233	577,141
Maiden Holdings, Ltd.	18,564	111,384
MBIA, Inc. (A)(B)	13,621	108,832
Mercury General Corp.	5,140	234,590
National General Holdings Corp.	16,070	369,289
National Western Life Group, Inc., Class A	504	153,720
Old Republic International Corp.	49,481	991,104
ProAssurance Corp.	1,160	55,448
RenaissanceRe Holdings, Ltd.	7,480	959,534
Safety Insurance Group, Inc.	2,837	202,420
Selective Insurance Group, Inc.	7,742	440,133
State Auto Financial Corp.	9,546	263,279
Stewart Information Services Corp.	3,174	127,373
The Hanover Insurance Group, Inc.	6,661	718,789
The Navigators Group, Inc.	4,558	245,676
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	15

	Shares	Value
Financials (continued)
Insurance (continued)
Third Point Reinsurance, Ltd. (B)	23,855	$331,585
United Fire Group, Inc.	3,131	139,267
United Insurance Holdings Corp.	5,210	101,856
Universal Insurance Holdings, Inc.	2,373	69,529
Validus Holdings, Ltd.	15,284	1,033,810
White Mountains Insurance Group, Ltd.	401	323,547
Mortgage real estate investment trusts 0.6%
Anworth Mortgage Asset Corp.	290,300	1,323,768
Granite Point Mortgage Trust, Inc.	139,000	2,342,150
Thrifts and mortgage finance 2.4%
BankFinancial Corp.	3,904	62,581
Beneficial Bancorp, Inc.	18,025	270,375
Capitol Federal Financial, Inc.	32,885	410,734
Charter Financial Corp.	4,663	92,561
Clifton Bancorp, Inc.	5,773	89,020
Dime Community Bancshares, Inc.	8,928	160,704
ESSA Bancorp, Inc.	589	8,582
Federal Agricultural Mortgage Corp., Class C	953	72,485
First Defiance Financial Corp.	2,415	128,502
Flagstar Bancorp, Inc. (B)	13,582	478,901
FS Bancorp, Inc.	206	11,186
Hingham Institution for Savings	102	20,401
Home Bancorp, Inc.	2,190	90,885
HomeStreet, Inc. (B)	106,398	3,053,623
Kearny Financial Corp.	19,324	251,212
Luther Burbank Corp.	93,300	1,193,307
Meridian Bancorp, Inc.	9,946	199,417
Meta Financial Group, Inc.	1,814	194,824
Nationstar Mortgage Holdings, Inc. (B)	14,674	251,219
New York Community Bancorp, Inc.	89,742	1,222,286
NMI Holdings, Inc., Class A (B)	11,338	225,059
Northfield Bancorp, Inc.	11,750	182,360
Northwest Bancshares, Inc.	12,662	207,783
OceanFirst Financial Corp.	8,647	223,784
Ocwen Financial Corp. (B)	1,811	6,592
Oritani Financial Corp.	13,875	216,450
PHH Corp. (B)	13,451	142,312
Provident Financial Holdings, Inc.	768	13,993
Provident Financial Services, Inc.	15,537	386,561
Radian Group, Inc.	104,869	2,151,912
Riverview Bancorp, Inc.	5,611	48,479
SI Financial Group, Inc.	2,817	40,565
Territorial Bancorp, Inc.	952	28,436
TierOne Corp. (B)(C)	1,301	1
16	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Timberland Bancorp, Inc.	938	$26,780
TrustCo Bank Corp.	22,326	189,771
United Community Financial Corp.	13,113	121,164
United Financial Bancorp, Inc.	12,680	197,808
Walker & Dunlop, Inc.	4,025	194,528
Washington Federal, Inc.	7,608	263,998
Waterstone Financial, Inc.	7,156	123,083
Western New England Bancorp, Inc.	7,462	74,247
WSFS Financial Corp.	5,364	255,863
Health care 11.4%		64,988,493
Biotechnology 3.1%
Abeona Therapeutics, Inc. (A)(B)	22,400	310,240
Achillion Pharmaceuticals, Inc. (B)	29,616	96,252
Acorda Therapeutics, Inc. (B)	11,993	284,834
Adverum Biotechnologies, Inc. (B)	13,501	93,494
AMAG Pharmaceuticals, Inc. (A)(B)	26,454	556,857
Amarin Corp. PLC, ADR (A)(B)	68,800	238,736
Amicus Therapeutics, Inc. (B)	130,818	1,800,056
Aptevo Therapeutics, Inc. (B)	4,366	13,840
Calithera Biosciences, Inc. (B)	3,123	24,047
Cascadian Therapeutics, Inc. (B)	15,190	151,444
Celldex Therapeutics, Inc. (B)	13,842	31,145
Chimerix, Inc. (B)	15,413	74,907
DBV Technologies SA, ADR (B)	61,951	1,323,273
Emergent BioSolutions, Inc. (B)	5,521	274,394
Global Blood Therapeutics, Inc. (B)	52,304	3,067,630
Heron Therapeutics, Inc. (B)	22,604	459,991
Merrimack Pharmaceuticals, Inc.	4,165	46,273
Mirati Therapeutics, Inc. (B)	4,200	114,030
Myriad Genetics, Inc. (B)	8,013	259,781
Neurocrine Biosciences, Inc. (B)	36,284	3,063,458
Ophthotech Corp. (B)	7,647	20,723
Otonomy, Inc. (B)	10,415	61,969
PDL BioPharma, Inc. (B)	47,024	112,858
Portola Pharmaceuticals, Inc. (B)	54,904	2,323,537
Repligen Corp. (B)	3,481	119,363
Retrophin, Inc. (B)	80,513	2,014,435
Riot Blockchain, Inc. (A)	894	9,459
Sierra Oncology, Inc. (B)	14,470	37,333
Spectrum Pharmaceuticals, Inc. (B)	3,505	75,393
United Therapeutics Corp. (B)	4,381	507,539
Versartis, Inc. (B)	5,626	9,002
Zafgen, Inc. (B)	6,603	51,900
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	17

	Shares	Value
Health care (continued)
Health care equipment and supplies 3.0%
Analogic Corp.	1,119	$93,437
AngioDynamics, Inc. (B)	8,363	136,233
Anika Therapeutics, Inc. (B)	2,273	118,310
Cardiovascular Systems, Inc. (B)	60,247	1,432,674
CONMED Corp.	5,155	312,032
CryoLife, Inc. (B)	6,984	132,347
Electromed, Inc. (B)	2,000	11,600
Endologix, Inc. (B)	99,916	401,662
FONAR Corp. (B)	820	20,254
Globus Medical, Inc., Class A (B)	135,777	6,468,416
Haemonetics Corp. (B)	5,673	402,216
Halyard Health, Inc. (B)	9,875	487,628
ICU Medical, Inc. (B)	16,634	3,846,613
Integer Holdings Corp. (B)	4,338	221,455
Invacare Corp.	10,063	173,084
Kewaunee Scientific Corp.	80	2,380
LivaNova PLC (B)	1,326	118,995
MedCath Corp. (B)(C)	4,104	2,052
Merit Medical Systems, Inc. (B)	8,360	380,380
Natus Medical, Inc. (B)	2,624	81,738
Nuvectra Corp. (B)	1,446	15,429
Orthofix International NV (B)	1,572	88,048
RTI Surgical, Inc. (B)	18,893	80,295
SeaSpine Holdings Corp. (B)	2,479	25,063
Surmodics, Inc. (B)	80	2,408
Wright Medical Group NV (B)	97,719	1,988,582
Health care providers and services 1.3%
Acadia Healthcare Company, Inc. (B)	55,803	2,126,094
Aceto Corp.	4,865	34,882
Addus HomeCare Corp. (B)	4,695	161,273
Almost Family, Inc. (B)	3,635	214,283
Brookdale Senior Living, Inc. (B)	36,757	240,023
Civitas Solutions, Inc. (B)	1,319	17,147
Community Health Systems, Inc. (B)	17,860	91,443
Cross Country Healthcare, Inc. (B)	6,620	85,729
Digirad Corp.	3,687	7,558
Diplomat Pharmacy, Inc. (B)	5,650	117,746
Envision Healthcare Corp. (B)	16,436	632,786
InfuSystems Holdings, Inc. (B)	5,153	11,594
Kindred Healthcare, Inc.	17,567	161,616
LHC Group, Inc. (B)	4,190	269,752
LifePoint Health, Inc. (B)	7,421	342,108
Magellan Health, Inc. (B)	2,433	245,490
MEDNAX, Inc. (B)	13,669	751,522
18	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Molina Healthcare, Inc. (B)	1,273	$92,038
National HealthCare Corp.	3,473	203,761
Owens & Minor, Inc.	12,316	202,106
Premier, Inc., Class A (B)	4,300	142,545
Quorum Health Corp. (B)	9,477	56,293
Select Medical Holdings Corp. (B)	29,108	526,855
Surgery Partners, Inc. (B)	9,453	149,830
The Ensign Group, Inc.	4,370	116,679
The Providence Service Corp. (B)	3,120	198,307
Triple-S Management Corp., Class B (B)	3,548	86,216
Health care technology 1.1%
Allscripts Healthcare Solutions, Inc. (B)	33,655	466,795
Cotiviti Holdings, Inc. (B)	61,523	2,061,636
Evolent Health, Inc., Class A (A)(B)	10,873	159,289
HealthStream, Inc. (B)	4,427	106,956
HMS Holdings Corp. (B)	12,332	197,805
Medidata Solutions, Inc. (B)	53,134	3,488,778
Quality Systems, Inc. (B)	6,984	87,649
Life sciences tools and services 0.8%
Bruker Corp.	51,952	1,592,329
Harvard Bioscience, Inc. (B)	7,918	37,215
Luminex Corp.	10,178	199,591
Syneos Health, Inc. (B)	66,422	2,783,082
Pharmaceuticals 2.1%
Amphastar Pharmaceuticals, Inc. (B)	10,600	194,616
ANI Pharmaceuticals, Inc. (B)	337	21,592
Catalent, Inc. (B)	81,362	3,396,864
Cumberland Pharmaceuticals, Inc. (B)	631	4,177
Depomed, Inc. (B)	9,680	66,502
Dova Pharmaceuticals, Inc. (B)	63,055	1,908,044
Endo International PLC (B)	30,559	192,675
Horizon Pharma PLC (B)	30,405	443,305
Impax Laboratories, Inc. (B)	101,427	2,069,111
Intra-Cellular Therapies, Inc. (B)	3,081	59,679
Lannett Company, Inc. (B)	13,500	216,000
Mallinckrodt PLC (A)(B)	23,863	398,035
Melinta Therapeutics, Inc. (B)	2,643	32,905
Neos Therapeutics, Inc. (A)(B)	28,800	239,040
Prestige Brands Holdings, Inc. (B)	6,167	208,445
Taro Pharmaceutical Industries, Ltd. (B)	388	38,082
Tetraphase Pharmaceuticals, Inc. (B)	4,983	14,002
Zogenix, Inc. (B)	55,356	2,347,094
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	19

	Shares	Value
Industrials 20.4%		$116,808,062
Aerospace and defense 2.1%
AAR Corp.	4,513	192,164
Aerovironment, Inc. (B)	4,314	214,492
Arotech Corp. (B)	2,211	7,296
Astronics Corp. (B)	403	15,536
CPI Aerostructures, Inc. (B)	1,951	15,998
Cubic Corp.	37,958	2,330,621
Curtiss-Wright Corp.	2,098	283,188
Ducommun, Inc. (B)	3,210	90,329
Engility Holdings, Inc. (B)	4,506	123,059
Esterline Technologies Corp. (B)	6,456	477,098
HEICO Corp.	61,073	5,227,849
KLX, Inc. (B)	11,962	809,588
Maxar Technologies, Ltd.	1,700	79,696
Mercury Systems, Inc. (B)	6,789	312,090
Moog, Inc., Class A (B)	4,966	416,300
National Presto Industries, Inc. (A)	1,152	104,602
Orbital ATK, Inc.	384	50,711
SIFCO Industries, Inc. (B)	400	2,000
Sparton Corp. (B)	1,001	22,693
Teledyne Technologies, Inc. (B)	1,494	277,809
The KeyW Holding Corp. (A)(B)	10,060	75,551
Triumph Group, Inc.	10,522	294,090
Vectrus, Inc. (B)	2,461	67,161
Wesco Aircraft Holdings, Inc. (B)	20,541	183,842
Air freight and logistics 0.4%
Air Transport Services Group, Inc. (B)	5,703	150,958
Atlas Air Worldwide Holdings, Inc. (B)	4,648	282,831
Echo Global Logistics, Inc. (B)	6,101	161,371
Forward Air Corp.	1,967	106,218
Hub Group, Inc., Class A (B)	7,136	311,486
Radiant Logistics, Inc. (B)	11,599	42,916
XPO Logistics, Inc. (B)	13,872	1,365,421
Airlines 1.1%
Alaska Air Group, Inc.	4,329	279,221
Allegiant Travel Company	19,000	3,159,700
Copa Holdings SA, Class A	2,222	302,125
Hawaiian Holdings, Inc.	4,117	148,212
JetBlue Airways Corp. (B)	60,839	1,280,661
SkyWest, Inc.	8,443	462,676
Spirit Airlines, Inc. (B)	13,436	535,290
Building products 0.9%
Alpha Pro Tech, Ltd. (B)	4,132	15,082
Apogee Enterprises, Inc.	3,739	161,300
Armstrong Flooring, Inc. (B)	6,632	92,914
20	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Building products (continued)
CSW Industrials, Inc. (B)	2,127	$97,523
Gibraltar Industries, Inc. (B)	5,312	184,326
Griffon Corp.	6,903	129,086
Insteel Industries, Inc.	3,280	92,627
JELD-WEN Holding, Inc. (B)	49,139	1,531,171
Masonite International Corp. (B)	2,472	150,916
Owens Corning	14,225	1,156,493
Quanex Building Products Corp.	7,897	132,275
Simpson Manufacturing Company, Inc.	10,069	557,017
Universal Forest Products, Inc.	13,017	428,780
USG Corp. (B)	6,162	205,934
Commercial services and supplies 2.6%
ABM Industries, Inc.	13,317	468,226
ACCO Brands Corp.	25,103	317,553
Acme United Corp.	300	7,050
AMREP Corp. (B)	120	913
ARC Document Solutions, Inc. (B)	18,059	38,466
Brady Corp., Class A	5,190	194,106
CECO Environmental Corp.	7,708	31,680
Civeo Corp. (B)	37,150	131,883
Clean Harbors, Inc. (B)	6,225	310,814
Ennis, Inc.	4,732	92,274
Essendant, Inc.	8,722	69,253
Fuel Tech, Inc. (B)	2,200	2,398
Healthcare Services Group, Inc.	38,437	1,746,193
Heritage-Crystal Clean, Inc. (B)	5,154	103,080
HNI Corp.	2,200	81,356
Hudson Technologies, Inc. (B)	7,240	44,164
InnerWorkings, Inc. (B)	13,835	127,697
LSC Communications, Inc.	5,821	84,754
Matthews International Corp., Class A	2,518	129,048
McGrath RentCorp	5,512	279,017
Mobile Mini, Inc.	7,082	297,090
Multi-Color Corp.	1,563	99,016
NL Industries, Inc. (B)	5,369	43,220
Quad/Graphics, Inc.	453	11,955
Ritchie Brothers Auctioneers, Inc.	100,854	3,266,661
SP Plus Corp. (B)	5,544	199,584
Steelcase, Inc., Class A	7,623	104,054
Stericycle, Inc. (B)	17,900	1,121,793
Team, Inc. (A)(B)	283,064	4,628,096
Tetra Tech, Inc.	11,544	565,079
Viad Corp.	4,281	222,826
Virco Manufacturing Corp.	700	3,150
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	21

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
VSE Corp.	2,544	$123,384
Construction and engineering 1.8%
AECOM (B)	75,704	2,688,249
Aegion Corp. (B)	3,300	75,768
Argan, Inc.	2,178	87,011
Chicago Bridge & Iron Company NV (A)	14,277	249,276
Dycom Industries, Inc. (B)	20,226	2,209,488
EMCOR Group, Inc.	5,918	451,603
Granite Construction, Inc.	8,849	514,127
Great Lakes Dredge & Dock Corp. (B)	12,708	57,821
Jacobs Engineering Group, Inc.	21,761	1,328,727
KBR, Inc.	13,737	207,978
Layne Christensen Company (B)	3,480	53,940
MasTec, Inc. (B)	9,715	494,979
MYR Group, Inc. (B)	3,816	123,448
Northwest Pipe Company (B)	3,747	65,685
NV5 Global, Inc. (B)	1,255	54,279
Orion Group Holdings, Inc. (B)	9,419	59,151
Primoris Services Corp.	10,662	265,484
Quanta Services, Inc. (B)	29,835	1,027,517
Sterling Construction Company, Inc. (B)	5,962	72,021
The Goldfield Corp. (B)	10,094	47,442
Tutor Perini Corp. (B)	11,436	276,179
Electrical equipment 1.2%
Allied Motion Technologies, Inc.	304	9,530
AZZ, Inc.	6,257	255,598
Babcock & Wilcox Enterprises, Inc. (A)(B)	15,564	98,987
Broadwind Energy, Inc. (B)	3,229	7,168
Encore Wire Corp.	4,077	213,635
FuelCell Energy, Inc. (A)(B)	4,647	7,668
Generac Holdings, Inc. (B)	25,900	1,152,032
LSI Industries, Inc.	5,767	45,040
Powell Industries, Inc.	115,751	3,082,449
Preformed Line Products Company	1,172	71,246
Regal Beloit Corp.	8,269	597,849
Thermon Group Holdings, Inc. (B)	53,070	1,157,987
Ultralife Corp. (B)	3,715	29,906
Industrial conglomerates 0.1%
Carlisle Companies, Inc.	4,801	494,071
Raven Industries, Inc.	2,339	79,409
Machinery 4.3%
Actuant Corp., Class A	11,114	252,288
AGCO Corp.	8,898	592,607
Alamo Group, Inc.	2,802	311,442
22	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Albany International Corp., Class A	6,483	$412,643
American Railcar Industries, Inc. (A)	3,956	147,361
ARC Group Worldwide, Inc. (B)	4,288	8,576
Astec Industries, Inc.	5,866	345,507
Barnes Group, Inc.	7,035	424,281
Briggs & Stratton Corp.	4,656	104,667
Chart Industries, Inc. (B)	7,453	410,735
CIRCOR International, Inc.	3,781	177,707
Colfax Corp. (B)	20,232	643,175
Columbus McKinnon Corp.	4,693	166,602
Commercial Vehicle Group, Inc. (B)	2,321	23,442
DMC Global, Inc.	1,881	39,877
Douglas Dynamics, Inc.	690	30,705
EnPro Industries, Inc.	1,200	86,952
ESCO Technologies, Inc.	6,035	355,462
Federal Signal Corp.	12,553	268,509
Franklin Electric Company, Inc.	4,912	192,305
FreightCar America, Inc.	2,894	42,802
Gencor Industries, Inc. (B)	2,851	46,044
Graham Corp.	2,074	41,916
Hardinge, Inc.	2,984	54,756
Hurco Companies, Inc.	1,523	63,738
Hyster-Yale Materials Handling, Inc.	3,075	218,909
ITT, Inc.	6,251	313,675
John Bean Technologies Corp.	28,343	3,138,987
Key Technology, Inc. (B)	105	2,807
LB Foster Company, Class A (B)	3,584	93,722
Lydall, Inc. (B)	1,633	78,629
Milacron Holdings Corp. (B)	1,250	26,788
Miller Industries, Inc.	1,559	37,962
NN, Inc.	6,386	152,625
Oshkosh Corp.	306	24,153
Park-Ohio Holdings Corp.	3,122	124,412
Perma-Pipe International Holdings, Inc. (B)	780	6,864
Rexnord Corp. (B)	1,927	55,844
Spartan Motors, Inc.	208,036	3,068,531
SPX FLOW, Inc. (B)	4,776	232,878
Sun Hydraulics Corp.	43,227	2,244,346
Terex Corp.	4,319	179,325
The Eastern Company	366	9,333
The Greenbrier Companies, Inc. (A)	44,300	2,294,740
The Manitowoc Company, Inc. (B)	8,253	245,279
Titan International, Inc.	193,734	2,491,419
TriMas Corp. (B)	5,371	139,109
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	23

	Shares	Value
Industrials (continued)
Machinery (continued)
Trinity Industries, Inc.	33,489	$1,093,081
Twin Disc, Inc. (B)	2,590	61,953
Wabash National Corp.	13,255	289,622
Watts Water Technologies, Inc., Class A	2,590	195,545
Woodward, Inc.	36,644	2,595,495
Marine 0.2%
Costamare, Inc. (A)	26,369	152,677
Eagle Bulk Shipping, Inc. (B)	2,471	12,009
Kirby Corp. (B)	10,837	812,775
Matson, Inc.	6,855	195,368
Scorpio Bulkers, Inc.	24,679	191,262
Professional services 2.2%
Acacia Research Corp. (B)	5,327	18,378
CBIZ, Inc. (B)	9,216	166,349
Cogint, Inc. (B)	2,724	7,082
CRA International, Inc.	2,047	102,330
Exponent, Inc.	48,777	3,792,412
Forrester Research, Inc.	61,204	2,478,762
Franklin Covey Company (B)	2,454	63,559
FTI Consulting, Inc. (B)	7,156	341,270
GP Strategies Corp. (B)	2,847	62,776
Heidrick & Struggles International, Inc.	5,958	157,291
Hill International, Inc. (B)	4,471	24,814
Huron Consulting Group, Inc. (B)	5,510	192,850
ICF International, Inc. (B)	4,397	250,629
Kelly Services, Inc., Class A	5,734	169,096
Korn/Ferry International	13,401	561,636
ManpowerGroup, Inc.	3,667	434,393
Mistras Group, Inc. (B)	3,943	77,756
Navigant Consulting, Inc. (B)	10,842	215,539
On Assignment, Inc. (B)	6,868	526,707
Pendrell Corp.	63	40,635
RCM Technologies, Inc.	100	636
Resources Connection, Inc.	8,503	132,222
RPX Corp.	8,426	84,513
TrueBlue, Inc. (B)	3,178	86,442
Volt Information Sciences, Inc. (B)	619	2,507
WageWorks, Inc. (B)	53,879	2,825,954
Road and rail 1.1%
AMERCO	2,120	729,280
ArcBest Corp.	2,704	89,502
Celadon Group, Inc.	3,897	15,003
Covenant Transportation Group, Inc., Class A (B)	1,862	48,077
Genesee & Wyoming, Inc., Class A (B)	9,633	669,782
24	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Road and rail (continued)
Hertz Global Holdings, Inc. (B)	3,506	$63,774
Knight-Swift Transportation Holdings, Inc.	48,092	2,316,111
Marten Transport, Ltd.	5,568	120,547
P.A.M. Transportation Services, Inc. (B)	629	21,707
Patriot Transportation Holding, Inc. (B)	22	425
Roadrunner Transportation Systems, Inc. (B)	10,106	38,706
Ryder System, Inc.	10,657	771,247
Saia, Inc. (B)	5,365	389,767
USA Truck, Inc. (B)	2,845	72,718
Werner Enterprises, Inc.	16,797	625,688
Trading companies and distributors 2.4%
Air Lease Corp.	50,739	2,215,772
Aircastle, Ltd.	17,910	348,887
Beacon Roofing Supply, Inc. (B)	394	20,847
BMC Stock Holdings, Inc. (B)	6,389	119,794
CAI International, Inc. (B)	4,598	92,880
DXP Enterprises, Inc. (B)	2,908	86,484
GATX Corp. (A)	8,253	568,962
GMS, Inc. (B)	1,425	44,118
Houston Wire & Cable Company (B)	3,838	26,674
Huttig Building Products, Inc. (B)	5,749	29,607
Kaman Corp.	5,529	338,485
Lawson Products, Inc. (B)	1,231	28,867
MRC Global, Inc. (B)	106,634	1,762,660
Nexeo Solutions, Inc. (B)	1,437	13,350
NOW, Inc. (A)(B)	18,549	176,030
Rush Enterprises, Inc., Class A (B)	4,429	188,277
Rush Enterprises, Inc., Class B (B)	7,059	281,019
SiteOne Landscape Supply, Inc. (B)	52,406	3,607,629
Titan Machinery, Inc. (B)	93,152	1,857,451
Triton International, Ltd. (B)	11,674	332,942
Veritiv Corp. (B)	3,711	89,992
WESCO International, Inc. (B)	27,082	1,685,855
Willis Lease Finance Corp. (B)	281	7,671
Transportation infrastructure 0.0%
Macquarie Infrastructure Corp.	5,280	213,840
Information technology 14.5%		82,947,281
Communications equipment 1.0%
ADTRAN, Inc.	18,738	293,250
Applied Optoelectronics, Inc. (B)	52,800	1,474,704
ARRIS International PLC (B)	27,019	688,985
Black Box Corp.	3,990	7,980
Calix, Inc. (B)	11,252	73,701
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	25

	Shares	Value
Information technology (continued)
Communications equipment (continued)
Ciena Corp. (B)	12,357	$286,312
Clearfield, Inc. (B)	1,400	18,900
Communications Systems, Inc.	1,201	4,095
Comtech Telecommunications Corp.	6,558	144,932
Digi International, Inc. (B)	8,862	92,608
EchoStar Corp., Class A (B)	9,827	570,163
Finisar Corp. (A)(B)	23,606	424,908
Harmonic, Inc. (B)	22,959	69,451
Infinera Corp. (B)	20,586	204,831
InterDigital, Inc.	3,737	268,317
KVH Industries, Inc. (B)	4,329	44,156
NETGEAR, Inc. (B)	7,162	399,282
NetScout Systems, Inc. (B)	17,620	467,811
Network-1 Technologies, Inc.	3,000	7,800
Optical Cable Corp. (B)	100	240
RELM Wireless Corp.	877	3,113
Ribbon Communications, Inc. (B)	5,886	38,141
TESSCO Technologies, Inc.	1,368	30,301
Viavi Solutions, Inc. (B)	19,181	184,521
Electronic equipment, instruments and components 3.1%
ADDvantage Technologies Group, Inc. (B)	471	617
Anixter International, Inc. (B)	7,703	581,962
Arrow Electronics, Inc. (B)	19,689	1,606,229
Avnet, Inc.	26,252	1,120,960
AVX Corp.	33,861	585,795
Bel Fuse, Inc., Class B	2,788	48,232
Belden, Inc.	2,966	215,717
Benchmark Electronics, Inc. (B)	5,221	156,630
CTS Corp.	3,537	90,901
Daktronics, Inc.	10,214	91,007
Electro Scientific Industries, Inc. (B)	7,267	130,297
ePlus, Inc. (B)	2,780	212,809
Fabrinet (B)	8,022	241,863
FARO Technologies, Inc. (B)	3,814	226,361
II-VI, Inc. (B)	11,085	426,773
Insight Enterprises, Inc. (B)	3,585	125,224
Jabil, Inc.	36,327	984,098
KEMET Corp. (B)	7,514	135,102
Key Tronic Corp. (B)	1,300	9,334
Kimball Electronics, Inc. (B)	7,326	127,106
Knowles Corp. (B)	19,304	278,750
Littelfuse, Inc.	493	102,298
Methode Electronics, Inc.	1,838	72,509
MTS Systems Corp.	56,550	2,768,123
26	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Napco Security Technologies, Inc. (B)	2,368	$23,917
Novanta, Inc. (B)	3,126	174,587
OSI Systems, Inc. (B)	1,622	102,413
PAR Technology Corp. (B)	3,623	39,998
Park Electrochemical Corp.	4,708	80,130
PC Connection, Inc.	4,089	101,530
PCM, Inc. (B)	2,932	20,817
Plexus Corp. (B)	7,200	434,304
Richardson Electronics, Ltd.	1,362	10,937
Rogers Corp. (B)	3,108	426,791
Sanmina Corp. (B)	14,021	386,279
ScanSource, Inc. (B)	6,103	199,873
SYNNEX Corp.	6,209	767,743
Systemax, Inc.	4,305	122,994
Tech Data Corp. (B)	6,796	702,299
TTM Technologies, Inc. (B)	23,232	375,429
VeriFone Systems, Inc. (B)	9,751	161,867
Vishay Intertechnology, Inc.	28,733	528,687
Vishay Precision Group, Inc. (B)	1,509	45,195
Zebra Technologies Corp., Class A (B)	21,616	2,986,034
Internet software and services 1.3%
Blucora, Inc. (B)	11,765	274,125
Cars.com, Inc. (A)(B)	13,349	365,629
DHI Group, Inc. (B)	9,726	16,048
Leaf Group, Ltd. (B)	3,295	25,372
Limelight Networks, Inc. (B)	1,035	4,181
Liquidity Services, Inc. (B)	4,025	27,571
LogMeIn, Inc.	31,342	3,621,568
Marchex, Inc., Class B (B)	8,477	27,126
Mimecast, Ltd. (B)	72,921	2,533,276
Reis, Inc.	300	5,775
Rhythmone PLC (B)	5,765	18,175
TechTarget, Inc. (B)	7,201	124,433
The Meet Group, Inc. (B)	23,573	61,761
XO Group, Inc. (B)	4,301	82,880
IT services 1.9%
Acxiom Corp. (B)	17,686	484,066
Blackhawk Network Holdings, Inc. (B)	7,009	313,653
CACI International, Inc., Class A (B)	2,915	434,481
Cardtronics PLC, Class A (A)(B)	5,566	124,567
Convergys Corp.	15,096	350,378
DST Systems, Inc.	2,745	228,302
EPAM Systems, Inc. (B)	40,008	4,525,705
ExlService Holdings, Inc. (B)	30,851	1,759,124
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	27

	Shares	Value
Information technology (continued)
IT services (continued)
ManTech International Corp., Class A	6,122	$345,097
MAXIMUS, Inc.	26,540	1,777,649
Perficient, Inc. (B)	8,312	161,835
PRGX Global, Inc. (B)	5,022	37,665
ServiceSource International, Inc. (B)	3,275	11,987
StarTek, Inc. (B)	2,139	23,101
Steel Connect, Inc. (B)	5,824	13,686
Sykes Enterprises, Inc. (B)	9,924	288,391
Virtusa Corp. (B)	2,616	124,836
Semiconductors and semiconductor equipment 2.9%
Alpha & Omega Semiconductor, Ltd. (B)	2,175	33,430
Amkor Technology, Inc. (B)	56,269	565,503
Amtech Systems, Inc. (B)	5,338	40,515
Axcelis Technologies, Inc. (B)	7,709	188,485
AXT, Inc. (B)	12,819	95,822
Brooks Automation, Inc.	9,297	248,323
Cabot Microelectronics Corp.	27,350	2,786,965
Cirrus Logic, Inc. (B)	4,902	217,208
Cohu, Inc.	4,581	91,757
Cree, Inc. (B)	20,566	778,012
CyberOptics Corp. (A)(B)	1,507	24,715
Diodes, Inc. (B)	11,658	350,906
DSP Group, Inc. (B)	3,161	38,406
Entegris, Inc.	4,163	138,212
First Solar, Inc. (B)	2,626	165,044
FormFactor, Inc. (B)	12,721	166,645
GSI Technology, Inc. (B)	5,171	39,093
inTEST Corp. (B)	3,449	26,557
Kulicke & Soffa Industries, Inc. (B)	7,283	169,694
MACOM Technology Solutions Holdings, Inc. (A)(B)	70,399	1,502,315
Marvell Technology Group, Ltd.	4,136	97,155
MKS Instruments, Inc.	3,804	423,575
Nanometrics, Inc. (B)	2,975	78,510
NeoPhotonics Corp. (A)(B)	9,309	56,506
ON Semiconductor Corp. (B)	5,754	137,636
PDF Solutions, Inc. (B)	5,059	56,357
Photronics, Inc. (B)	13,551	105,698
Power Integrations, Inc.	44,127	2,965,334
Rambus, Inc. (B)	10,667	135,578
Rudolph Technologies, Inc. (B)	7,289	193,523
Sigma Designs, Inc. (B)	8,561	51,366
Silicon Laboratories, Inc. (B)	39,881	3,728,874
SolarEdge Technologies, Inc. (B)	1,346	67,367
Synaptics, Inc. (B)	3,943	183,231
28	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Ultra Clean Holdings, Inc. (B)	8,161	$157,181
Veeco Instruments, Inc. (B)	10,158	184,368
Xcerra Corp. (B)	12,676	126,760
Xperi Corp.	3,065	67,583
Software 3.7%
Agilysys, Inc. (B)	5,560	62,105
Asure Software, Inc. (B)	945	13,466
Aware, Inc. (B)	2,100	8,715
Blackbaud, Inc.	34,130	3,499,008
Bottomline Technologies, Inc. (B)	52,087	1,978,264
Callidus Software, Inc. (B)	96,813	3,475,587
HubSpot, Inc. (B)	38,512	4,276,758
MicroStrategy, Inc., Class A (B)	618	79,092
Monotype Imaging Holdings, Inc.	2,820	67,962
Rapid7, Inc. (B)	104,325	2,755,223
Seachange International, Inc. (B)	4,794	14,766
Synchronoss Technologies, Inc. (B)	3,161	29,524
Telenav, Inc. (B)	4,156	22,650
The Rubicon Project, Inc. (B)	7,487	12,054
TiVo Corp.	19,395	290,925
Tyler Technologies, Inc. (B)	20,418	4,147,100
VASCO Data Security International, Inc. (B)	6,377	76,843
Verint Systems, Inc. (B)	6,917	269,071
Technology hardware, storage and peripherals 0.6%
Cray, Inc. (B)	5,194	113,229
Electronics For Imaging, Inc. (B)	10,653	291,786
Intevac, Inc. (B)	3,303	19,983
NCR Corp. (B)	71,500	2,359,500
Stratasys, Ltd. (A)(B)	3,294	60,033
Super Micro Computer, Inc. (B)	10,289	186,231
Xerox Corp.	10,941	331,731
Materials 5.5%		31,691,639
Chemicals 2.4%
AgroFresh Solutions, Inc. (B)	7,989	61,835
American Vanguard Corp.	6,557	127,862
Ashland Global Holdings, Inc.	10,845	768,043
Balchem Corp.	42,308	3,183,677
Cabot Corp.	6,233	375,102
Calgon Carbon Corp.	11,637	247,286
CF Industries Holdings, Inc.	2,181	89,944
Flotek Industries, Inc. (B)	10,969	65,266
FutureFuel Corp.	9,798	117,478
Hawkins, Inc.	3,031	101,539
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	29

	Shares	Value
Materials (continued)
Chemicals (continued)
HB Fuller Company	7,538	$379,840
Huntsman Corp.	15,015	484,534
Innophos Holdings, Inc.	3,396	141,138
Innospec, Inc.	5,438	353,198
Intrepid Potash, Inc. (B)	43,384	143,601
KMG Chemicals, Inc.	2,986	179,070
Kraton Corp. (B)	7,347	311,586
Kronos Worldwide, Inc.	198	4,247
LSB Industries, Inc. (B)	5,634	42,086
Minerals Technologies, Inc.	4,785	328,730
Olin Corp.	16,739	544,018
Platform Specialty Products Corp. (B)	61,161	638,521
PolyOne Corp.	84,886	3,506,641
Stepan Company	4,985	399,299
The Mosaic Company	38,816	1,021,637
Trecora Resources (B)	5,669	62,926
Tredegar Corp.	4,557	72,684
Tronox, Ltd., Class A	7,352	134,395
Construction materials 0.0%
United States Lime & Minerals, Inc.	659	46,927
Containers and packaging 0.1%
Bemis Company, Inc.	851	37,521
Greif, Inc., Class A	6,030	347,147
Sonoco Products Company	10,000	479,700
UFP Technologies, Inc. (B)	238	6,771
Metals and mining 2.1%
Alcoa Corp. (B)	17,981	808,606
Allegheny Technologies, Inc. (B)	9,596	248,632
Ampco-Pittsburgh Corp.	2,828	28,846
Carpenter Technology Corp.	10,227	520,963
Coeur Mining, Inc. (B)	15,355	117,466
Commercial Metals Company	26,083	633,817
Ferroglobe PLC (B)	8,069	130,395
Friedman Industries, Inc.	1,405	8,514
Gold Resource Corp.	6,906	28,107
Haynes International, Inc.	83,931	3,491,530
Hecla Mining Company	80,940	296,240
Kaiser Aluminum Corp.	367	36,836
Materion Corp.	4,726	238,190
Olympic Steel, Inc.	2,536	57,136
Reliance Steel & Aluminum Company	40,797	3,678,665
Schnitzer Steel Industries, Inc., Class A	6,195	210,630
SunCoke Energy, Inc. (B)	14,332	153,066
Synalloy Corp.	380	5,206
30	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
TimkenSteel Corp. (B)	13,111	$214,496
United States Steel Corp.	16,469	716,566
Universal Stainless & Alloy Products, Inc. (B)	1,778	45,143
Worthington Industries, Inc.	3,034	134,224
Paper and forest products 0.9%
Boise Cascade Company	2,612	105,264
Clearwater Paper Corp. (B)	3,581	134,646
Domtar Corp.	14,439	646,290
KapStone Paper and Packaging Corp.	83,084	2,898,801
Louisiana-Pacific Corp.	14,573	415,331
Mercer International, Inc.	15,000	198,000
PH Glatfelter Company	4,215	86,028
Resolute Forest Products, Inc. (B)	19,668	159,311
Schweitzer-Mauduit International, Inc.	6,217	243,769
Verso Corp., Class A (B)	11,213	196,676
Real estate 1.3%		7,486,716
Equity real estate investment trusts 1.0%
Alexander & Baldwin, Inc.	10,461	230,037
Cedar Realty Trust, Inc.	300,400	1,192,588
QTS Realty Trust, Inc., Class A	64,413	2,078,608
STAG Industrial, Inc.	109,695	2,497,755
Real estate management and development 0.3%
Consolidated-Tomoka Land Company	161	9,971
Forestar Group, Inc. (B)	869	21,464
FRP Holdings, Inc. (B)	67	3,501
Kennedy-Wilson Holdings, Inc.	9,615	157,205
RE/MAX Holdings, Inc., Class A	4,025	222,583
Realogy Holdings Corp. (A)	17,010	434,606
Tejon Ranch Company (B)	5,805	128,581
The Howard Hughes Corp. (B)	3,322	425,847
The St. Joe Company (A)(B)	4,771	83,970
Telecommunication services 0.3%		1,520,389
Diversified telecommunication services 0.1%
ATN International, Inc.	4,088	244,871
Consolidated Communications Holdings, Inc.	4,731	54,690
Frontier Communications Corp. (A)	16,280	114,448
Hawaiian Telcom Holdco, Inc. (B)	53	1,493
IDT Corp., Class B (B)	4,442	53,659
Iridium Communications, Inc. (A)(B)	7,872	92,102
Wireless telecommunication services 0.2%
Spok Holdings, Inc.	5,703	88,682
Telephone & Data Systems, Inc.	23,680	663,987
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	31

	Shares	Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
United States Cellular Corp. (B)	5,350	$206,457
Utilities 0.3%		1,997,007
Independent power and renewable electricity producers 0.3%
Calpine Corp. (B)	72,445	1,102,613
Dynegy, Inc. (B)	28,308	346,207
NRG Energy, Inc.	1,949	50,401
Ormat Technologies, Inc.	4,986	312,024
TerraForm Power, Inc., Class A	13,650	157,112
Vistra Energy Corp. (B)	684	12,962
Water utilities 0.0%
Consolidated Water Company, Ltd.	1,250	15,688

	Yield (%)	Shares	Value
Securities lending collateral 5.6%			$31,945,458
(Cost $31,946,885)
John Hancock Collateral Trust (D)	1.5822(E)	3,193,460	31,945,458
Short-term investments 1.5%			$8,997,593
(Cost $8,997,593)
Money market funds 1.5%			8,997,593
State Street Institutional Treasury Money Market Fund, Premier Class	1.3265(E)	7,809,430	7,809,430
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.3018(E)	1,188,163	1,188,163

Total investments (Cost $517,068,587) 105.7%	$604,724,340
Other assets and liabilities, net (5.7%)	(32,815,596)
Total net assets 100.0%	$571,908,744

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 2-28-18.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-28-18.
At 2-28-18, the aggregate cost of investments for federal income tax purposes was $519,693,074. Net unrealized appreciation aggregated to $85,031,266, of which $115,374,791 related to gross unrealized appreciation and $30,343,525 related to gross unrealized depreciation.
32	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: April 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: April 25, 2018

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: April 25, 2018